UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 8/31
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Date of reporting period: 8/31/14
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared fourteen annual reports to shareholders for the year ended August 31, 2014 for series of John Hancock Funds II with August 31 fiscal year end. The first report applies to the Floating Rate Income Fund, the second report applies to the Strategic Income Opportunities Fund, the third report applies to the Natural Resources Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the Emerging Markets Fund, the sixth applies to the Emerging Markets Debt Fund, the seventh report applies to the U.S. Equity Fund, the eighth report applies to the International Small Company Fund, the ninth report applies to the Small Cap Value Fund, the tenth report applies to the Redwood Fund, the eleventh report applies to 10 Retirement Living Portfolios, the twelfth report applies to 10 Retirement Choices Portfolios, the thirteenth report applies to the 10 Retirement Living Through II Portfolios and the fourteenth report applies to 41 of the Registrant’s Funds.

John Hancock
Floating Rate Income Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception[2]	1-year	5-year	10-year	Since inception[2]	as of 8-31-14	as of 8-31-14

Class A	1.64	6.00	—	4.65	1.64	33.85	—	35.41	3.87	3.86

Class B	–1.55	5.42	—	4.27	–1.55	30.20	—	32.13	3.19	3.19

Class C	2.66	5.80	—	4.34	2.66	32.59	—	32.74	3.27	3.26

Class I3	4.72	6.96	—	5.45	4.72	40.01	—	42.50	4.28	4.27

Class R6[3,4]	4.63	6.97	—	5.46	4.63	40.03	—	42.59	4.33	4.33

Class 1[3]	4.81	7.01	—	5.51	4.81	40.33	—	42.99	4.39	4.38

Class NAV[3]	4.75	7.09	—	5.56	4.75	40.82	—	43.50	4.44	4.43

Index†	4.73	7.18	—	5.56	4.73	41.44	—	43.44	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.18*	1.94*	1.88	0.87	1.17	0.77	0.71
Net (%)	1.20	1.95	1.88	0.87	0.71	0.77	0.71

* Net expenses exceed gross expenses due to recapture program.

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

6	Floating Rate Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	1-2-08	$13,213	$13,213	$14,344

Class C5	1-2-08	13,274	13,274	14,344

Class I3	1-2-08	14,250	14,250	14,344

Class R6[3,4]	1-2-08	14,259	14,259	14,344

Class 1[3]	1-2-08	14,299	14,299	14,344

Class NAV[3]	1-2-08	14,350	14,350	14,344

The values shown in the chart for “Class A with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 From 1-2-08.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.

5 The contingent deferred sales charge is not applicable.

Annual report | Floating Rate Income Fund	7

Management’s discussion of

Fund performance

Western Asset Management Company

Bank loans advanced for the 12 months ended August 31, 2014. The economic environment provided a favorable backdrop for the bank loan market as the unemployment rate ended the period at its lowest level in six years and reports on consumer spending, manufacturing activity, and the housing market showed signs of strength. The bank loan market also continued to benefit from healthy investor demand, particularly from collateralized loan obligations, which are securitized pools of bank loans. Nonetheless, new supply kept pace with demand as banks issued more than $400 billion in new loans. Lower-rated credits fared best—bank loans rated CCC, the most speculative grade, posted double-digit gains for the period. Lower-quality bank loans benefited from a default rate that remained near historically low levels.

For the 12 months ended August 31, 2014, John Hancock Floating Rate Income Fund’s Class A shares produced a total return of 4.24%, excluding sales charges, trailing the 4.73% return of its benchmark, the S&P/LSTA Performing Loan Index.

The fund’s credit positioning contributed positively to performance versus the benchmark. A modest overweight position in loans rated CCC added value as this segment of the bank loan market outperformed by a wide margin. An underweight position in loans rated BB, which generated the lowest returns, also aided performance. For the most part, the fund’s emphasis remained on loans rated B, the middle tier of the credit quality spectrum.

From a sector perspective, the fund benefited from an underweight position in the consumer discretionary sector and overweight positions in the energy and utilities sectors. On the downside, an underweight position in the telecommunication services sector and an overweight position in the transportation segment of the industrials sector detracted from performance.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Floating Rate Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,012.40	$5.88	1.16%

Class B	1,000.00	1,008.30	9.87	1.95%

Class C	1,000.00	1,008.90	9.37	1.85%

Class I	1,000.00	1,015.10	4.27	0.84%

Class R6	1,000.00	1,014.30	4.11	0.81%

Class 1	1,000.00	1,014.50	3.81	0.75%

Class NAV	1,000.00	1,014.70	3.55	0.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Floating Rate Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.40	$5.90	1.16%

Class B	1,000.00	1,015.40	9.91	1.95%

Class C	1,000.00	1,015.90	9.40	1.85%

Class I	1,000.00	1,021.00	4.28	0.84%

Class R6	1,000.00	1,021.10	4.13	0.81%

Class 1	1,000.00	1,021.40	3.82	0.75%

Class NAV	1,000.00	1,021.70	3.57	0.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Floating Rate Income Fund | Annual report

Portfolio summary

Top 10 Issuers (11.7% of Net Assets on 8-31-14)[1,2]

Caesars Entertainment Operating		Kronos, Inc.	1.0%
Company, Inc.	1.9%
		BWAY Holding Company	1.0%
Univision Communications, Inc.	1.5%
		First Data Corp.	1.0%
Radnet Management, Inc.	1.1%
		Hilton Worldwide Finance LLC	1.0%
American Airlines, Inc.	1.1%
		Energy Future Intermediate Holding
Mill US Acquisition LLC	1.1%	Company LLC	1.0%

Sector Composition[1,3]

Consumer Discretionary	30.8%	Consumer Staples	6.8%

Industrials	13.7%	Financials	6.5%

Energy	9.6%	Information Technology	4.0%

Health Care	8.8%	Telecommunication Services	3.9%

Materials	8.1%	Short-Term Investments & Other	0.9%

Utilities	6.9%

Quality Composition[1,4]

BBB	2.0%	Equity	0.7%

BB	27.5%	Not Rated	8.3%

B	52.2%	Short-Term Investments and Other	0.9%

CCC & Below	8.4%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Illiquid securities may be difficult to sell at a price approximating their value. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Please see the fund’s prospectuses for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Floating Rate Income Fund	11

Fund’s investments

As of 8-31-14

		Maturity
	Rate (%)	date	Par value	Value
Term Loans (M) 89.2%			$3,413,630,709

(Cost $3,429,036,740)

Consumer Discretionary 29.8%			1,139,746,431

Auto Components 1.7%

Allison Transmission, Inc.	3.750	08-23-19	$1,204,267	1,198,995

August LuxUK Holding Company	5.000	04-27-18	8,765,341	8,765,341

August US Holding Company, Inc.	5.000	04-27-18	5,740,209	5,740,209

CBS Outdoor Americas Capital LLC	3.000	01-31-21	5,000,000	4,953,570

CS Intermediate Holdco 2 LLC	4.000	04-04-21	12,560,000	12,493,281

INA Beteiligungsgesellschaft mbH	3.750	05-15-20	32,875,000	32,804,549

Automobiles 0.5%

Chrysler Group LLC	3.250	12-31-18	9,635,850	9,541,900

Chrysler Group LLC	3.500	05-24-17	10,580,673	10,559,892

Diversified Consumer Services 2.7%

BakerCorp International, Inc.	4.250	02-14-20	19,619,042	19,226,662

Laureate Education, Inc.	5.000	06-15-18	34,144,591	33,162,934

Monitronics International, Inc.	4.250	03-23-18	15,983,372	15,973,382

SRS Distribution, Inc.	4.750	09-02-19	8,196,250	8,191,127

The ServiceMaster Company LLC	4.250	07-01-21	24,370,000	24,171,994

Hotels, Restaurants & Leisure 10.3%

24 Hour Fitness Worldwide, Inc.	4.750	05-28-21	7,700,000	7,707,700

Belmond Interfin, Ltd.	4.000	03-21-21	1,596,000	1,581,038

Boyd Gaming Corp.	4.000	08-14-20	6,216,389	6,175,982

Caesars Entertainment Operating
Company, Inc.	6.948	03-01-17	14,326,077	13,406,816

Caesars Entertainment Operating
Company, Inc.	9.750	03-01-17	11,970,000	11,551,050

Caesars Entertainment Operating
Company, Inc.	10.500	10-31-16	8,087,467	7,932,454

Caesars Entertainment Resort Properties LLC	7.000	10-12-20	17,949,800	17,610,028

Caesars Growth Properties Holdings LLC	6.250	05-08-21	14,460,000	14,116,575

CCM Merger, Inc.	4.500	07-18-21	24,050,000	23,999,904

CityCenter Holdings LLC	4.250	10-16-20	22,351,248	22,312,134

El Pollo Loco, Inc.	5.250	10-11-18	15,694,367	15,733,603

Equinox Holdings, Inc.	4.250	01-31-20	23,968,324	23,878,443

Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,605,200

Fitness International LLC	5.500	07-01-20	22,030,000	21,919,850

Four Seasons Holdings, Inc.	3.500	06-27-20	9,066,827	8,983,711

12	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Hilton Worldwide Finance LLC	3.500	10-26-20	$37,513,202	$37,237,067

Landry’s, Inc.	4.000	04-24-18	27,285,073	27,216,861

MGM Resorts International	2.907	12-20-17	2,955,000	2,947,613

MGM Resorts International	3.500	12-20-19	17,075,009	16,961,170

Mohegan Tribal Gaming Authority	5.500	11-19-19	20,785,922	20,740,463

Oceania Cruises, Inc.	5.250	07-02-20	25,246,235	25,351,436

QCE LLC, PIK (15.00% until 12-31-15, then
10% cash thereafter)	15.000	07-01-19	6,167,527	4,114,003

Seven Seas Cruises S de RL LLC	3.750	12-21-18	13,887,315	13,713,723

Station Casinos LLC	4.250	03-02-20	15,542,171	15,479,039

Stockbridge	13.000	05-02-17	5,000,000	5,462,500

Wendy’s International, Inc.	3.250	05-15-19	8,947,463	8,909,114

World Endurance Holdings	5.250	06-26-21	10,920,000	10,892,700

Household Durables 0.6%

Jarden Corp.	2.907	09-30-20	5,151,625	5,143,037

Libbey Glass, Inc.	3.750	04-09-21	5,760,000	5,731,200

Polarpak, Inc.	4.500	06-05-20	5,578,563	5,550,670

WNA Holdings, Inc.	4.500	06-07-20	2,275,023	2,263,648

WNA Holdings, Inc.	8.500	12-07-20	5,490,000	5,462,550

Leisure Products 0.8%

Eastman Kodak Company	7.250	09-03-19	18,121,726	18,234,986

Eastman Kodak Company	10.750	09-03-20	8,690,000	8,798,625

SRAM LLC	4.017	04-10-20	3,095,520	3,049,087

Media 8.3%

Acosta, Inc. (T)	TBD	07-31-21	8,470,000	8,473,532

Advantage Sales & Marketing, Inc. (T)	TBD	07-23-21	15,058,065	14,907,484

Advantage Sales & Marketing, Inc.	7.500	07-25-22	4,180,000	4,182,090

AP NMT Acquisition BV	10.000	07-31-22	11,800,000	10,856,000

Charter Communications Operating LLC (T)	TBD	07-24-21	10,590,000	10,651,221

Charter Communications Operating LLC	3.000	07-01-20	1,907,864	1,874,477

Checkout Holding Corp.	4.500	04-09-21	8,990,000	8,832,675

Crossmark Holdings, Inc.	4.500	12-20-19	8,638,393	8,530,413

CSC Holdings LLC	2.657	04-17-20	12,529,690	12,275,187

Cumulus Media Holdings, Inc.	4.250	12-23-20	3,796,443	3,778,649

Getty Images, Inc.	4.750	10-18-19	5,780,986	5,452,591

IMG Worldwide Holdings LLC	5.250	05-06-21	11,230,000	11,113,017

Interactive Data Corp.	4.750	05-02-21	18,680,000	18,712,690

McGraw-Hill Global Education Holdings LLC	5.750	03-22-19	14,632,672	14,705,835

NEP Broadcasting LLC	4.250	01-22-20	27,491,699	27,285,511

Nielsen Finance LLC	3.157	04-15-21	10,826,182	10,831,595

Numericable US LLC	4.500	05-21-20	28,330,010	28,410,949

TWCC Holding Corp.	3.500	02-13-17	12,204,225	12,049,768

Univision Communications, Inc.	4.000	03-01-20	35,848,452	35,601,994

Univision Communications, Inc.	4.000	03-02-20	7,149,500	7,099,711

UPC Financing Partnership	3.250	06-30-21	13,591,186	13,344,846

Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	25,015,000	24,671,044

Visant Corp. (T)	TBD	07-25-21	9,280,000	9,256,800

Visant Corp.	5.250	12-22-16	15,437,794	15,352,330

See notes to financial statements	Annual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Specialty Retail 4.7%

Allflex Holdings III, Inc.	4.250	07-17-20	$9,398,975	$9,369,603

Allflex Holdings III, Inc.	8.000	07-19-21	14,480,000	14,484,532

Bass Pro Group LLC	3.750	11-20-19	5,483,335	5,449,065

CWGS Group LLC	5.750	02-20-20	28,095,190	28,182,987

J Crew Group, Inc.	4.000	03-05-21	18,267,696	17,913,760

Michaels Stores, Inc.	3.750	01-28-20	16,567,613	16,356,376

Michaels Stores, Inc.	4.000	01-28-20	5,286,000	5,248,559

Party City Holdings, Inc.	4.000	07-27-19	29,821,450	29,463,593

Petco Animal Supplies, Inc.	4.000	11-24-17	15,551,626	15,493,307

The Container Store, Inc.	4.250	04-06-19	17,147,173	17,029,287

The Gymboree Corp.	5.000	02-23-18	24,714,771	19,679,137

Textiles, Apparel & Luxury Goods 0.2%

Kate Spade & Company	4.000	04-09-21	7,360,000	7,268,000

Consumer Staples 6.2%				238,703,263

Beverages 0.1%

DS Waters of America, Inc.	5.250	08-30-20	4,913,661	4,932,087

Food & Staples Retailing 2.5%

AdvancePierre Foods, Inc.	5.750	07-10-17	9,922,071	9,946,876

AdvancePierre Foods, Inc.	9.500	10-10-17	18,180,000	17,695,194

Aramark Services, Inc.	1.828	07-26-16	267,979	266,639

Aramark Services, Inc.	1.867	07-26-16	72,135	71,909

Aramark Services, Inc.	3.250	02-24-21	14,300,253	14,121,499

Hearthside Group Holdings LLC	4.500	06-02-21	9,020,000	9,042,550

HJ Heinz Company	3.250	06-07-19	1,554,300	1,549,443

Mill US Acquisition LLC	5.000	07-03-20	23,482,000	23,384,151

Mill US Acquisition LLC	8.500	07-03-21	17,670,000	17,360,775

SUPERVALU, Inc.	4.500	03-21-19	3,854,238	3,821,204

Food Products 2.5%

Big Heart Pet Brands	3.500	03-08-20	29,698,323	29,160,041

Candy Intermediate Holdings, Inc.	7.500	06-18-18	23,469,794	22,824,375

Dole Food Company, Inc.	4.500	11-01-18	11,619,200	11,558,687

HJ Heinz Company	3.500	06-05-20	7,962,620	7,951,672

Hostess Brands, Inc.	6.750	04-09-20	11,527,203	11,844,201

Shearer’s Foods LLC	4.500	06-30-21	4,410,000	4,401,731

Shearer’s Foods LLC	7.750	06-30-22	6,860,000	6,808,550

Household Products 1.1%

EveryWare Global, Inc.	9.500	05-21-20	17,330,062	13,604,098

The Sun Products Corp.	5.500	03-23-20	29,590,530	28,357,581

Energy 8.4%				320,862,492

Energy Equipment & Services 2.5%

Expro Holdings UK 3, Ltd. (T)	TBD	08-12-21	27,560,000	27,537,043

KCA DEUTAG Alpha, Ltd.	6.250	05-13-20	19,390,000	19,341,525

Pacific Drilling SA	4.500	06-04-18	20,381,681	20,349,845

Paragon Offshore Finance Company	3.750	07-18-21	8,440,000	8,334,500

Regent Purchaser Investments, Inc.	6.000	08-14-21	10,760,000	10,665,850

14	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Energy Equipment & Services (continued)

Seventy Seven Operating LLC	3.750	06-25-21	$4,760,000	$4,760,000

Terraform Power Operating LLC	4.750	07-23-19	4,760,000	4,765,950

Oil, Gas & Consumable Fuels 5.9%

Alpha Natural Resources, Inc.	3.500	05-22-20	33,181,602	31,418,830

Bowie Resource Holdings LLC	6.750	08-14-20	19,861,188	19,861,188

Bowie Resource Holdings LLC	11.750	02-16-21	5,250,000	5,315,625

EP Energy LLC	3.500	05-24-18	11,666,667	11,561,667

Foresight Energy LLC	5.500	08-19-20	7,148,350	7,197,316

FTS International, Inc.	5.750	04-16-21	6,309,818	6,340,383

HFOTCO LLC	4.250	07-17-21	17,320,000	17,218,972

Murray Energy Corp.	5.250	12-05-19	22,644,850	22,774,084

Oxbow Carbon & Minerals LLC	4.250	07-19-19	1,151,429	1,150,469

Oxbow Carbon & Minerals LLC	8.000	01-17-20	9,010,000	9,128,256

Panda Temple Power II LLC	7.250	04-03-19	5,930,000	6,093,075

Peabody Energy Corp.	4.250	09-24-20	11,104,046	11,029,094

Quicksilver Resources, Inc.	7.000	06-21-19	28,607,929	27,356,332

Samson Investment Company	5.000	09-25-18	23,550,000	23,289,278

Southcross Energy Partners LP (T)	TBD	08-04-21	3,740,000	3,768,050

Teine Energy, Ltd.	7.500	05-17-19	21,551,281	21,605,160

Financials 5.0%				191,688,245

Banks 0.5%

Flying Fortress, Inc.	3.500	06-30-17	17,729,166	17,707,005

Capital Markets 1.8%

AP NMT Acquisition BV	6.750	07-31-21	13,050,000	12,715,594

BATS Global Markets Holdings, Inc.	5.000	01-31-20	4,766,639	4,689,181

CEC Entertainment, Inc.	4.250	02-14-21	15,945,530	15,802,020

Gardner Denver, Inc.	4.250	07-30-20	5,655,267	5,636,418

Gimv NV	4.250	05-08-20	10,134,534	10,156,708

La Quinta Intermediate Holdings LLC	4.000	04-14-21	20,104,407	20,054,146

Consumer Finance 0.4%

The Brickman Group, Ltd. LLC	4.000	12-18-20	16,300,559	16,005,112

Diversified Financial Services 1.1%

Delos Finance Sarl	3.500	03-06-21	22,570,000	22,457,150

TPF II LC LLC	6.500	08-21-19	15,814,892	15,973,041

Vantiv LLC	3.750	05-12-21	5,500,000	5,482,813

Real Estate Investment Trusts 0.4%

Lineage Logistics LLC	4.500	04-07-21	16,567,889	16,319,371

Real Estate Management & Development 0.8%

Realogy Group LLC	2.335	10-10-16	1,020,850	1,010,641

Realogy Group LLC	3.750	03-05-20	27,876,494	27,679,045

Health Care 8.5%				322,919,999

Biotechnology 0.9%

Alvogen Pharma US, Inc.	7.000	05-23-18	17,995,231	18,220,172

Catalent Pharma Solutions, Inc.	4.500	05-20-21	14,266,435	14,261,342

See notes to financial statements	Annual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Health Care Equipment & Supplies 1.0%

Alere, Inc. (T)	TBD	06-30-17	$1,500,000	$1,493,250

Biomet, Inc.	3.663	07-25-17	11,512,608	11,492,818

ConvaTec, Inc.	4.000	12-22-16	14,002,273	13,967,267

DJO Finance LLC	4.250	09-15-17	1,000,000	999,000

Immucor, Inc.	5.000	08-17-18	9,204,857	9,197,189

Health Care Providers & Services 4.0%

Amsurg Corp.	3.750	07-16-21	14,120,000	14,098,820

CRC Health Corp.	5.250	03-29-21	16,360,250	16,396,046

CRC Health Corp.	9.000	09-28-21	9,560,000	9,591,863

DaVita HealthCare Partners, Inc.	3.500	06-24-21	13,260,000	13,219,743

Envision Healthcare Corp.	4.000	05-25-18	24,174,542	24,088,916

MPH Acquisition Holdings LLC	4.000	03-31-21	20,844,545	20,722,959

Physiotherapy Associates Holdings, Inc.	11.000	10-10-16	11,823,774	11,646,417

Radnet Management, Inc.	4.266	10-10-18	22,903,421	22,827,084

Radnet Management, Inc.	8.000	03-25-21	20,030,000	20,130,150

Pharmaceuticals 2.6%

Akorn, Inc. (T)	TBD	04-16-21	5,760,000	5,748,002

Akorn, Inc.	4.500	04-16-21	12,190,000	12,164,608

Ikaria, Inc.	5.000	02-12-21	5,313,708	5,313,708

JLL/Delta Dutch Newco BV	4.250	03-11-21	27,729,319	27,457,794

Par Pharmaceutical Companies, Inc.	4.000	09-30-19	21,653,792	21,642,965

Pharmaceutical Product Development, Inc.	4.000	12-05-18	18,906,624	18,897,171

Salix Pharmaceuticals, Ltd.	4.250	01-02-20	9,338,820	9,342,715

Industrials 12.5%				478,677,468

Aerospace & Defense 1.3%

Accudyne Industries Borrower SCA	4.000	12-13-19	18,611,839	18,526,541

WP CPP Holdings LLC	4.750	12-27-19	19,863,153	19,880,891

WP CPP Holdings LLC	8.750	04-30-21	10,630,000	10,669,863

Aerospace & Defense 0.3%

DAE Aviation Holdings, Inc.	7.750	08-05-19	9,660,000	9,780,750

Air Freight & Logistics 0.7%

Syncreon Group BV	5.250	10-28-20	26,884,200	26,682,569

Airlines 2.2%

American Airlines, Inc.	3.750	06-27-19	34,292,312	34,013,687

Delta Air Lines, Inc.	3.250	04-20-17	23,411,698	23,294,640

United Airlines, Inc.	3.500	04-01-19	6,241,149	6,174,057

US Airways, Inc.	3.500	05-23-19	19,324,800	19,126,721

Building Products 0.8%

GYP Holdings III Corp.	4.750	04-01-21	16,468,725	16,262,866

Ply Gem Industries, Inc.	4.000	02-01-21	3,311,700	3,250,642

Wilsonart International Holding LLC	4.000	10-31-19	12,984,613	12,879,957

Commercial Services & Supplies 1.9%

ADS Waste Holdings, Inc.	3.750	10-09-19	25,030,437	24,639,337

Allied Security Holdings LLC	4.250	02-12-21	1,472,679	1,461,174

Allied Security Holdings LLC	8.000	08-13-21	464,658	460,786

ARC Document Solutions, Inc.	6.250	12-20-18	10,870,022	11,005,898

16	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial Services & Supplies (continued)

Language Line LLC	6.250	06-20-16	$16,635,760	$16,614,965

Waste Industries USA, Inc.	4.000	03-17-17	18,911,209	18,824,539

Electrical Equipment 0.8%

Generac Power Systems, Inc.	3.250	05-31-20	25,282,474	25,029,649

Southwire Company	3.250	02-10-21	7,112,175	7,064,758

Machinery 2.0%

CPM Holdings, Inc.	6.250	08-29-17	7,214,004	7,232,039

CPM Holdings, Inc.	10.250	03-01-18	250,000	252,969

Filtration Group, Inc.	8.250	11-21-21	1,800,000	1,812,375

Gates Global LLC	4.250	07-05-21	11,090,000	10,995,269

Intelligrated, Inc.	4.500	07-30-18	15,938,526	15,809,025

Mirror BidCo Corp.	4.250	12-28-19	24,658,090	24,565,622

Phibro Animal Health Corp.	4.000	04-16-21	14,780,866	14,734,676

Xerium Technologies, Inc.	5.750	05-17-19	2,922,500	2,927,980

Professional Services 0.2%

TransUnion LLC	4.000	04-09-21	7,940,100	7,906,355

Road & Rail 0.6%

The Hertz Corp.	3.000	03-11-18	17,437,005	17,135,484

The Hertz Corp.	3.750	03-12-18	7,031,883	6,993,791

Trading Companies & Distributors 0.5%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	18,437,232	18,245,171

Transportation Infrastructure 1.2%

Atlantic Aviation FBO, Inc.	3.250	06-01-20	8,315,357	8,282,096

Commercial Barge Line Company	7.500	09-23-19	23,346,975	23,434,526

Commercial Barge Line Company	10.750	03-22-20	12,580,000	12,705,800

Information Technology 3.7%				142,772,920

Electronic Equipment, Instruments & Components 0.2%

Ellucian, Inc.	4.000	07-19-18	7,922,852	7,871,687

Internet Software & Services 0.1%

Ipreo Holdings LLC	4.250	07-16-21	4,640,000	4,599,400

Software 2.7%

Activision Blizzard, Inc.	3.250	10-12-20	14,829,027	14,822,843

First Data Corp.	3.655	03-23-18	16,455,507	16,263,520

First Data Corp.	3.655	09-24-18	8,500,000	8,393,750

First Data Corp.	4.155	03-24-21	2,840,000	2,831,125

Infor US, Inc.	3.750	06-03-20	8,038,371	7,959,723

Kronos, Inc.	4.500	10-30-19	17,797,966	17,809,090

Kronos, Inc.	9.750	04-30-20	21,134,000	21,662,350

SunGard Data Systems, Inc.	4.000	03-08-20	13,259,237	13,234,376

Technology Hardware, Storage & Peripherals 0.7%

CompuCom Systems, Inc.	4.250	05-11-20	28,025,698	27,325,056

Materials 6.3%				239,083,734

Chemicals 0.5%

Eagle Spinco, Inc.	3.500	01-27-17	3,064,505	3,056,843

Minerals Technologies, Inc.	4.000	05-09-21	14,820,000	14,796,851

See notes to financial statements	Annual report | Floating Rate Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Construction Materials 0.0%

Roofing Supply Group LLC	5.000	05-31-19	$8,003	$7,943

Containers & Packaging 1.9%

Anchor Glass Container Corp.	4.250	06-30-21	8,580,000	8,544,247

Ardagh Holdings USA, Inc.	4.000	12-17-19	5,725,650	5,687,477

BWAY Holding Company (T)	TBD	08-14-20	30,390,000	30,636,919

Clondalkin Acquisition BV	4.500	05-31-20	3,482,600	3,452,127

Consolidated Container Company LLC	5.000	07-03-19	9,579,375	9,573,388

Consolidated Container Company LLC	7.750	01-03-20	7,400,000	7,289,000

Printpack Holdings, Inc.	6.000	05-28-20	7,610,000	7,590,975

Metals & Mining 2.6%

Atlas Iron, Ltd.	8.750	12-10-17	19,462,412	19,316,444

Essar Steel Algoma, Inc. (H)	10.250	09-20-14	19,913,018	19,913,018

Fairmount Minerals, Ltd.	4.500	09-05-19	11,673,930	11,691,441

FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	34,858,526	34,708,426

Hi-Crush Partners LP	4.750	04-28-21	5,121,165	5,133,968

Walter Energy, Inc.	7.250	04-02-18	10,670,236	10,123,386

Paper & Forest Products 1.3%

Exopack Holdings SA	5.250	05-08-19	9,790,800	9,864,231

NewPage Corp.	9.500	02-11-21	30,590,000	30,742,950

Wausau Paper Corp.	6.500	07-09-20	7,060,000	6,954,100

Telecommunication Services 1.9%				74,110,921

Diversified Telecommunication Services 1.5%

Intelsat Jackson Holdings SA	3.750	06-30-19	23,967,705	23,795,449

Level 3 Financing, Inc.	4.000	08-01-19	1,000,000	996,667

Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,017,800

Syniverse Holdings, Inc.	4.000	04-23-19	7,009,415	6,930,559

Telesat Canada	3.500	03-28-19	12,699,113	12,603,869

Windstream Corp.	3.500	01-23-20	5,672,508	5,644,145

Wireless Telecommunication Services 0.4%

Ziggo Bond Company BV (T)	TBD	01-15-22	16,468,266	16,122,432

Utilities 6.9%				265,065,236

Electric Utilities 4.1%

Astoria Generating Company Acquisitions LLC	8.500	10-26-17	25,518,702	25,901,483

Bayonne Energy Center LLC	4.500	06-30-21	6,290,000	6,305,725

Energy Future Intermediate Holding
Company LLC	4.250	06-19-16	36,400,000	36,506,179

La Frontera Generation LLC	4.500	09-30-20	10,063,118	10,088,275

Northeast Wind Capital II LLC	5.000	11-11-20	27,667,179	28,082,186

Star West Generation LLC	4.250	03-13-20	22,727,881	22,746,813

Texas Competitive Electric Holdings
Company LLC	3.750	05-05-16	2,296,040	2,309,673

Texas Competitive Electric Holdings
Company LLC	4.652	10-10-17	32,644,306	25,176,921

Independent Power and Renewable Electricity Producers 2.6%

Atlantic Power LP	4.750	02-24-21	10,018,439	10,056,009

Calpine Corp.	4.000	10-30-20	6,467,500	6,442,348

EFS Cogen Holdings I LLC	3.750	12-17-20	8,012,831	8,006,156

18	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Independent Power and Renewable Electricity Producers 2.6%

Empire Generating Company LLC	5.250	03-12-21	$19,658,853	$19,706,394

Equipower Resources Holdings LLC	4.250	12-21-18	25,937,333	25,929,241

Equipower Resources Holdings LLC	4.250	12-31-19	2,801,401	2,799,650

NRG Energy, Inc.	2.750	07-02-18	7,717,867	7,647,580

STS Operating, Inc.	4.750	02-19-21	7,900,200	7,905,138

Windsor Financing LLC	6.250	12-05-17	9,868,771	10,115,490

Multi-Utilities 0.2%

Panda Power Funds	6.750	12-19-20	9,090,000	9,339,975

Corporate Bonds 9.1%				$346,889,100

(Cost $344,728,016)

Consumer Discretionary 1.0%				38,299,873

Hotels, Restaurants & Leisure 0.2%

Caesars Entertainment Operating
Company, Inc.	9.000	02-15-20	1,620,000	1,296,000

Caesars Entertainment Resort
Properties LLC (S)	8.000	10-01-20	1,980,000	1,965,150

Caesars Entertainment Resort
Properties LLC (S)	11.000	10-01-21	3,600,000	3,649,500

Media 0.8%

CSC Holdings LLC	6.750	11-15-21	6,350,000	6,985,000

DISH DBS Corp.	5.000	03-15-23	11,080,000	11,024,600

Univision Communications, Inc. (S)	6.750	09-15-22	12,191,000	13,379,623

Consumer Staples 0.6%				21,404,050

Household Products 0.1%

Reynolds Group Issuer, Inc.	5.750	10-15-20	4,090,000	4,274,050

Tobacco 0.5%

Alliance One International, Inc.	9.875	07-15-21	17,130,000	17,130,000

Energy 1.2%				45,080,175

Energy Equipment & Services 0.5%

Atwood Oceanics, Inc.	6.500	02-01-20	5,460,000	5,787,600

Hercules Offshore, Inc. (S)	6.750	04-01-22	8,630,000	7,810,150

Hercules Offshore, Inc. (S)	7.500	10-01-21	3,400,000	3,213,000

Oil, Gas & Consumable Fuels 0.7%

Antero Resources Finance Corp.	5.375	11-01-21	3,255,000	3,352,650

Gulfport Energy Corp. (S)	7.750	11-01-20	3,140,000	3,375,500

Murray Energy Corp. (S)	9.500	12-05-20	5,380,000	5,918,000

Rice Energy, Inc. (S)	6.250	05-01-22	9,090,000	9,294,525

Samson Investment Company	9.750	02-15-20	1,570,000	1,601,400

Sanchez Energy Corp.	7.750	06-15-21	2,110,000	2,342,100

Swift Energy Company	7.125	06-01-17	2,350,000	2,385,250

Financials 1.0%				37,085,175

Banks 0.1%

CIT Group, Inc.	5.000	08-15-22	1,960,000	2,067,800

Consumer Finance 0.3%

Navient Corp.	8.000	03-25-20	8,180,000	9,447,900

See notes to financial statements	Annual report | Floating Rate Income Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services 0.3%

Globe Luxembourg SCA (S)	9.625	05-01-18	$11,740,000	$12,914,000

Real Estate Management & Development 0.3%

CTR Partnership LP (S)	5.875	06-01-21	2,100,000	2,131,500

The Howard Hughes Corp. (S)	6.875	10-01-21	9,940,000	10,523,975

Health Care 0.3%				10,986,400

Health Care Equipment & Supplies 0.2%

Universal Hospital Services, Inc.	7.625	08-15-20	8,209,000	8,209,000

Health Care Providers & Services 0.1%

Fresenius Medical Care US Finance, Inc. (S)	5.750	02-15-21	1,080,000	1,171,800

Fresenius Medical Care US Finance, Inc. (S)	6.500	09-15-18	1,440,000	1,605,600

Industrials 1.2%				47,623,319

Airlines 0.2%

American Airlines 2013-2 Class B Pass
Through Trust	5.600	07-15-20	6,643,071	6,892,186

Building Products 0.0%

Griffon Corp.	5.250	03-01-22	1,410,000	1,395,900

Marine 0.7%

Horizon Lines LLC	11.000	10-15-16	16,916,000	16,937,145

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	9,550,000	9,932,000

Trading Companies & Distributors 0.1%

WESCO Distribution, Inc.	5.375	12-15-21	4,935,000	4,996,688

Transportation Infrastructure 0.2%

Florida East Coast Holdings Corp. (S)	6.750	05-01-19	7,080,000	7,469,400

Information Technology 0.3%				10,581,208

Software 0.3%

First Data Corp. (S)	6.750	11-01-20	5,591,000	6,052,258

First Data Corp. (S)	8.250	01-15-21	4,155,000	4,528,950

Materials 1.5%				58,238,700

Chemicals 0.1%

Eagle Spinco, Inc.	4.625	02-15-21	5,040,000	5,052,600

Containers & Packaging 0.9%

Ardagh Packaging Finance PLC (P)(S)	3.232	12-15-19	23,120,000	23,004,400

Ardagh Packaging Finance PLC (S)	6.000	06-30-21	2,360,000	2,336,400

Ardagh Packaging Finance PLC (S)	6.750	01-31-21	2,100,000	2,142,000

BWAY Holding Company (S)	9.125	08-15-21	8,100,000	8,302,500

Metals & Mining 0.5%

Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	6,080,000	1,155,200

Molycorp, Inc. (L)	10.000	06-01-20	4,660,000	3,879,450

Ryerson, Inc.	9.000	10-15-17	6,800,000	7,242,000

St. Barbara, Ltd. (S)	8.875	04-15-18	6,210,000	5,061,150

Paper & Forest Products 0.0%

Verso Paper Holdings LLC	11.750	01-15-19	60,000	63,000

20	Floating Rate Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Telecommunication Services 2.0%				$75,707,825

Diversified Telecommunication Services 1.5%

CenturyLink, Inc.	5.625	04-01-20	$3,030,000	3,204,225

Inmarsat Finance PLC (S)	4.875	05-15-22	2,380,000	2,385,950

Level 3 Escrow II, Inc. (S)	5.375	08-15-22	5,950,000	5,979,750

T-Mobile USA, Inc.	6.542	04-28-20	2,430,000	2,551,500

tw telecom holdings, Inc.	6.375	09-01-23	9,140,000	10,328,200

Wind Acquisition Finance SA (S)	4.750	07-15-20	31,360,000	31,438,400

Wireless Telecommunication Services 0.5%

Sprint Corp. (S)	7.875	09-15-23	18,480,000	19,819,800

Utilities 0.0%				1,882,375

Independent Power and Renewable Electricity Producers 0.0%

AES Corp.	5.500	03-15-24	1,850,000	1,882,375

			Shares	Value
Common Stocks 0.2%				$8,396,832

(Cost $2,547,875)

Consumer Discretionary 0.0%				1,070,602

Hotels, Restaurants & Leisure 0.0%

Tropicana Entertainment, Inc. (I)			72,338	1,070,602

Materials 0.2%				7,326,230

Chemicals 0.2%

LyondellBasell Industries NV, Class A			61,709	7,056,424

Metals & Mining 0.0%

Mirabela Nickel, Ltd. (I)			3,194,905	269,806

Preferred Securities 0.5%				$20,049,765

(Cost $19,205,940)

Financials 0.5%				20,049,765

Diversified Financial Services 0.5%

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			745,899	20,049,765

		Maturity
	Rate (%)	date	Par value	Value
Convertible Bonds 0.1%				$3,254,000

(Cost $3,254,000)

Materials 0.1%				3,254,000

Mirabela Nickel, Ltd.	9.500	06-20-19	$3,254,000	3,254,000

		Yield (%)	Shares	Value
Securities Lending Collateral 0.1%				$3,660,036

(Cost $3,659,889)

Securities Lending Collateral 0.1%				3,660,036

John Hancock Collateral Investment Trust (W)		0.0970 (Y)	365,744	3,660,036

See notes to financial statements	Annual report | Floating Rate Income Fund	21

	Yield (%)	Shares	Value
Short-Term Investments 2.7%			$103,142,794

(Cost $103,142,794)

Money Market Funds 2.5%			94,050,268

State Street Institutional Liquid Reserves Fund	0.0747 (Y)	94,050,268	94,050,268

		Par value	Value
Repurchase Agreement 0.2%			9,092,526

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $9,092,526 on 9-2-14, collateralized by $9,620,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $9,214,151, including interest)		$9,092,526	9,092,526

Total investments (Cost $3,905,575,254)† 101.9%		$3,899,023,236

Other assets and liabilities, net (1.9%)			($72,124,593)

Total net assets 100.0%		$3,826,898,643

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing— Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $3,908,419,077. Net unrealized depreciation aggregated $9,395,841, of which $37,215,570 related to appreciated investment securities and $46,611,411 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 8-31-14:

United States	86.1%
Luxembourg	3.6%
Netherlands	2.5%
Canada	2.2%
United Kingdom	1.9%
Australia	1.2%
Germany	0.9%
Ireland	0.7%
Panama	0.4%
Greece	0.3%
Other Countries	0.2%

Total	100.0%

22	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,901,915,365)
including $3,484,013 of securities loaned	$3,895,363,200
Investments in affiliated issuers, at value (Cost $3,659,889)	3,660,036

Total investments, at value (Cost $3,905,575,254)	3,899,023,236
Receivable for investments sold	74,728,895
Receivable for fund shares sold	2,629,527
Dividends and interest receivable	29,707,315
Receivable for securities lending income	3,248
Receivable due from advisor	1,152
Other receivables and prepaid expenses	68,667

Total assets	4,006,162,040

Liabilities

Due to custodian	8,148,489
Payable for investments purchased	162,142,864
Payable for fund shares repurchased	4,118,040
Payable upon return of securities loaned	3,661,875
Distributions payable	427,788
Payable to affiliates
Accounting and legal services fees	79,614
Transfer agent fees	267,429
Trustees’ fees	512
Other liabilities and accrued expenses	416,786

Total liabilities	179,263,397

Net assets	$3,826,898,643

Net assets consist of

Paid-in capital	$3,819,421,245
Undistributed net investment income	7,353,281
Accumulated net realized gain (loss) on investments and investments	6,676,135
Net unrealized appreciation (depreciation) on investments	(6,552,018)

Net assets	$3,826,898,643

See notes to financial statements	Annual report | Floating Rate Income Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($466,931,824 ÷ 49,886,750 shares)[1]	$9.36
Class B ($31,203,617 ÷ 3,332,557 shares)[1]	$9.36
Class C ($270,325,743 ÷ 28,761,110 shares)[1]	$9.40
Class I ($494,201,939 ÷ 52,818,476 shares)	$9.36
Class R6 ($22,694,513 ÷ 2,424,551 shares)	$9.36
Class 1 ($28,479,388 ÷ 3,046,226 shares)	$9.35
Class NAV ($2,513,061,619 ÷ 268,484,421 shares)	$9.36

Maximum offering price per share

Class A (net asset value per share ÷ 97.5%)[2]	$9.60

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

24	Floating Rate Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$197,917,690
Dividends	1,578,083
Securities lending	84,114

Total investment income	199,579,887

Expenses

Investment management fees	25,088,101
Distribution and service fees	4,777,260
Accounting and legal services fees	466,087
Transfer agent fees	1,719,087
Trustees’ fees	50,465
State registration fees	194,417
Printing and postage	106,878
Professional fees	123,108
Custodian fees	471,853
Registration and filing fees	41,993
Expense recapture	204,002
Other	49,761

Total expenses	33,293,012
Less expense reductions	(257,616)

Net expenses	33,035,396

Net investment income	166,544,491

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,749,844
Investments in affiliated issuers	(1,408)

15,748,436
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(15,579,290)
Investments in affiliated issuers	519

(15,578,771)

Net realized and unrealized gain	169,665

Increase in net assets from operations	$166,714,156

See notes to financial statements	Annual report | Floating Rate Income Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$166,544,491	$146,101,543
Net realized gain	15,748,436	13,888,717
Change in net unrealized appreciation (depreciation)	(15,578,771)	(10,917,332)

Increase in net assets resulting from operations	166,714,156	149,072,928

Distributions to shareholders
From net investment income
Class A	(22,150,984)	(18,170,744)
Class B	(1,087,151)	(1,080,836)
Class C	(9,221,911)	(7,537,771)
Class I	(19,814,733)	(13,062,436)
Class R6	(982,418)	(183,123)
Class 1	(1,034,439)	(241,584)
Class NAV	(106,844,689)	(103,955,386)
From net realized gain
Class A	(1,485,668)	(3,126,045)
Class B	(89,739)	(222,472)
Class C	(721,119)	(1,498,509)
Class I	(1,213,528)	(1,859,126)
Class R6	(58,794)	(1,028)
Class 1	(55,249)	(16,552)
Class NAV	(5,968,746)	(16,696,809)

Total distributions	(170,729,168)	(167,652,421)

From fund share transactions	376,763,645	782,523,693

Total increase	372,748,633	763,944,200

Net assets

Beginning of year	3,454,150,010	2,690,205,810

End of year	$3,826,898,643	$3,454,150,010

Undistributed net investment income	$7,353,281	$388,193

26	Floating Rate Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.43	$9.13
Net investment income[1]	0.39	0.43	0.45	0.44	0.52
Net realized and unrealized gain (loss) on investments	—	0.03	0.48	(0.08)	0.33
Total from investment operations	0.39	0.46	0.93	0.36	0.85
Less distributions
From net investment income	(0.38)	(0.42)	(0.45)	(0.48)	(0.55)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.40)	(0.50)	(0.57)	(0.74)	(0.55)
Net asset value, end of period	$9.36	$9.37	$9.41	$9.05	$9.43
Total return (%)[2,3]	4.24	5.02	10.52	3.66	9.47

Ratios and supplemental data

Net assets, end of period (in millions)	$467	$518	$354	$414	$267
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.21[4]	1.25	1.21[4]	1.21[4]
Expenses including reductions	1.18	1.20	1.20	1.20	1.20
Net investment income	4.14	4.54	4.86	4.64	5.58
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS B SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.42	$9.13
Net investment income[1]	0.32	0.36	0.38	0.37	0.45
Net realized and unrealized gain (loss) on investments	—	0.03	0.48	(0.07)	0.32
Total from investment operations	0.32	0.39	0.86	0.30	0.77
Less distributions
From net investment income	(0.31)	(0.35)	(0.38)	(0.41)	(0.48)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.33)	(0.43)	(0.50)	(0.67)	(0.48)
Net asset value, end of period	$9.36	$9.37	$9.41	$9.05	$9.42
Total return (%)[2,3]	3.44	4.23	9.70	2.99	8.52

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$34	$25	$21	$9
Ratios (as a percentage of average net assets):
Expense before reductions	1.96	1.97[4]	2.03	2.02[4]	2.08[4]
Expenses including reductions	1.95	1.95	1.95	1.95	1.95
Net investment income	3.39	3.80	4.10	3.85	4.77
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements	Annual report | Floating Rate Income Fund	27

CLASS C SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.40	$9.45	$9.08	$9.46	$9.16
Net investment income[1]	0.33	0.36	0.38	0.37	0.45
Net realized and unrealized gain (loss) on investments	0.01	0.03	0.49	(0.08)	0.33
Total from investment operations	0.34	0.39	0.87	0.29	0.78
Less distributions
From net investment income	(0.32)	(0.36)	(0.38)	(0.41)	(0.48)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.34)	(0.44)	(0.50)	(0.67)	(0.48)
Net asset value, end of period	$9.40	$9.40	$9.45	$9.08	$9.46
Total return (%)[2,3]	3.66	4.18	9.80	2.92	8.65

Ratios and supplemental data

Net assets, end of period (in millions)	$270	$251	$178	$186	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.89	1.95	1.92	1.93[4]
Expenses including reductions	1.85	1.89	1.95	1.92	1.93
Net investment income	3.47	3.85	4.11	3.90	4.77
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.36	$9.40	$9.04	$9.42	$9.12
Net investment income[1]	0.42	0.46	0.48	0.47	0.56
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.48	(0.07)	0.32
Total from investment operations	0.43	0.50	0.96	0.40	0.88
Less distributions
From net investment income	(0.41)	(0.46)	(0.48)	(0.52)	(0.58)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.43)	(0.54)	(0.60)	(0.78)	(0.58)
Net asset value, end of period	$9.36	$9.36	$9.40	$9.04	$9.42
Total return (%)[2]	4.72	5.41	10.91	4.08	9.88

Ratios and supplemental data

Net assets, end of period (in millions)	$494	$376	$203	$191	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.83	0.86	0.80	0.82[3]
Expenses including reductions	0.83	0.82	0.85	0.80	0.82
Net investment income	4.49	4.90	5.21	4.93	5.94
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

28	Floating Rate Income Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05
Net investment income[2]	0.43	0.43	0.51
Net realized and unrealized gain on investments	—	0.07	0.45
Total from investment operations	0.43	0.50	0.96
Less distributions
From net investment income	(0.42)	(0.46)	(0.48)
From net realized gain	(0.02)	(0.08)	(0.12)
Total distributions	(0.44)	(0.54)	(0.60)
Net asset value, end of period	$9.36	$9.37	$9.41
Total return (%)[3]	4.63	5.45	10.95

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$18	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	1.17[5]	1.58
Expenses including reductions	0.81	0.81	0.81
Net investment income	4.52	4.82	5.50
Portfolio turnover (%)	52	65	59

1 The inception date for Class R6 shares is 9-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Less than $500,000.
5 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS 1 SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.35	$9.40	$9.04	$9.41	$9.12
Net investment income[1]	0.43	0.46	0.48	0.51	0.57
Net realized and unrealized gain (loss) on investments	0.01	0.04	0.49	(0.10)	0.31
Total from investment operations	0.44	0.50	0.97	0.41	0.88
Less distributions
From net investment income	(0.42)	(0.47)	(0.49)	(0.52)	(0.59)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.44)	(0.55)	(0.61)	(0.78)	(0.59)
Net asset value, end of period	$9.35	$9.35	$9.40	$9.04	$9.41
Total return (%)[2]	4.81	5.38	11.01	4.22	9.82

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$13	$1	—[3]	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.76	0.77	0.77	0.78
Expenses including reductions	0.75	0.75	0.77	0.77	0.78
Net investment income	4.58	4.93	5.25	5.31	6.11
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Less than $500,000.

See notes to financial statements	Annual report | Floating Rate Income Fund	29

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.37	$9.41	$9.05	$9.42	$9.12
Net investment income[1]	0.44	0.48	0.49	0.51	0.58
Net realized and unrealized gain (loss) on investments	—	0.03	0.48	(0.10)	0.31
Total from investment operations	0.44	0.51	0.97	0.41	0.89
Less distributions
From net investment income	(0.43)	(0.47)	(0.49)	(0.52)	(0.59)
From net realized gain	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.45)	(0.55)	(0.61)	(0.78)	(0.59)
Net asset value, end of period	$9.36	$9.37	$9.41	$9.05	$9.42
Total return (%)[2]	4.75	5.54	11.06	4.27	9.99

Ratios and supplemental data

Net assets, end of period (in millions)	$2,513	$2,244	$1,929	$1,512	$1,119
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.71	0.71	0.72	0.73
Expenses including reductions	0.70	0.70	0.71	0.72	0.73
Net investment income	4.64	5.06	5.34	5.33	6.16
Portfolio turnover (%)	52	65	59	80	57

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

30	Floating Rate Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot

Annual report | Floating Rate Income Fund	31

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans	$3,413,630,709	—	$3,413,630,709	—
Corporate Bonds	346,889,100	—	346,889,100	—
Common Stocks	8,396,832	$7,056,424	1,340,408
Preferred Securities	20,049,765	20,049,765	—	—
Convertible Bonds	3,254,000	—	—	$3,254,000
Securities Lending
Collateral	3,660,036	3,660,036	—	—
Short-Term Investments	103,142,794	94,050,268	9,092,526	—

Total Investments in
Securities	$3,899,023,236	$124,816,493	$3,770,952,743	$3,254,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time

32	Floating Rate Income Fund | Annual report

and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2014, the fund had $11,176,612 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Annual report | Floating Rate Income Fund	33

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $1,969. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$165,054,087	$147,233,751
Long-Term Capital Gain	$5,675,081	$20,418,670
Total	$170,729,168	$167,652,421

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $8,708,939 of undistributed ordinary income and $8,592,088 long-term capital gains.

34	Floating Rate Income Fund | Annual report

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, to the sum of: (a) 0.700% of the first $1.10 billion of the fund’s average daily net assets, (b) 0.675% of the next $0.90 billion of the fund’s average daily net assets, (c) 0.650% of the next $1.50 billion of the fund’s average daily net assets, and (d) 0.600% of the fund’s average daily net assets in excess of $3.50 billion. Prior to July 1, 2014, the fund had an investment management investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor, on an annual basis, to the sum of: (a) 0.700% of the first $1.10 billion of the fund’s average daily net assets, (b) 0.675% of the next $0.90 billion of the fund’s average daily net assets, and (c) 0.650% of the fund’s average daily net assets in excess of $2.0 billion. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Annual report | Floating Rate Income Fund	35

The Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees, and short dividend expense, to 1.20%,1.95%,1.95% and 0.81% for Class A, Class B, Class C and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursement will expire on December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage fees, short dividend expense and acquired fund fees. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $35,177, $2,135, $17,680, $29,208, $19,431, $152,468 and $1,517 for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2014

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2015	AUGUST 1, 2016	FEBRUARY 1, 2017	AUGUST 31, 2014

$6,973	$15,780	$39	$204,002

Amounts recovered by class

CLASS A	CLASS B	CLASS R6	TOTAL

$169,136	$17,322	$17,544	$204,002

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

36	Floating Rate Income Fund | Annual report

share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $595,171 for the year ended August 31, 2014. Of this amount, $114,367 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $471,612 was paid as sales commissions to broker-dealers and $9,192 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 2.50%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 3.00%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Effective February 3, 2014, certain Class A shares that are acquired on or after that date through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Prior to February 3, 2014, certain Class A shares that were acquired through purchases of $1 million or more before that date and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, CDSCs received by the Distributor amounted to $27, $72,838 and $55,993 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Floating Rate Income Fund	37

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER AGENT	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	FEES	FEES	POSTAGE

Class A	$1,661,695	$748,241	$69,180	$47,436
Class B	335,284	45,275	18,562	4,025
Class C	2,768,610	372,968	34,723	23,237
Class I	—	548,055	51,380	31,340
Class R6	—	4,548	20,572	840
Class 1	11,671	—	—	—
Total	$4,777,260	$1,719,087	$194,417	$106,878

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,153,978	$217,767,370	30,769,811	$290,452,778
Distributions reinvested	2,447,169	23,012,530	2,162,664	20,398,882
Repurchased	(31,039,490)	(291,790,854)	(15,207,785)	(143,637,565)

Net increase (decrease)	(5,438,343)	($51,010,954)	17,724,690	$167,214,095

Class B shares

Sold	313,620	$2,949,019	1,436,727	$13,567,821
Distributions reinvested	104,659	984,537	113,135	1,067,235
Repurchased	(760,575)	(7,158,942)	(485,702)	(4,587,908)

Net increase (decrease)	(342,296)	($3,225,386)	1,064,160	$10,047,148

Class C shares

Sold	8,458,414	$79,876,760	11,083,937	$105,050,758
Distributions reinvested	912,939	8,619,545	802,649	7,601,321
Repurchased	(7,257,354)	(68,519,189)	(4,081,165)	(38,714,310)

Net increase	2,113,999	$19,977,116	7,805,421	$73,937,769

Class I shares

Sold	33,720,426	$316,914,150	27,973,942	$264,070,704
Distributions reinvested	1,859,495	17,476,757	1,296,946	12,226,740
Repurchased	(22,964,476)	(215,893,774)	(10,698,533)	(100,892,923)

Net increase	12,615,445	$118,497,133	18,572,355	$175,404,521

38	Floating Rate Income Fund | Annual report

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	480,670	$4,504,466	1,927,698	$18,193,148
Distributions reinvested	109,905	1,033,420	18,978	178,363
Repurchased	(125,512)	(1,178,585)	(295)	(2,783)

Net increase	465,063	$4,359,301	1,946,381	$18,368,728

Class 1 shares

Sold	2,043,610	$19,207,451	1,272,628	$12,008,377
Distributions reinvested	116,043	1,089,688	27,428	258,136
Repurchased	(472,327)	(4,435,317)	(68,855)	(649,365)

Net increase	1,687,326	$15,861,822	1,231,201	$11,617,148

Class NAV shares

Sold	20,930,760	$197,042,610	29,016,418	$274,005,238
Distributions reinvested	11,998,549	112,813,435	12,789,161	120,652,195
Repurchased	(3,989,648)	(37,551,432)	(7,305,830)	(68,723,149)

Net increase	28,939,661	$272,304,613	34,499,749	$325,934,284

Total net increase	40,040,855	$376,763,645	82,843,957	$782,523,693

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $2,319,072,980 and $1,885,928,491, respectively, for the year ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 65.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	24.5%
John Hancock Lifestyle Growth Portfolio	12.2%
John Hancock Lifestyle Moderate Portfolio	11.5%
John Hancock Lifestyle Conservative Portfolio	10.7%

Annual report | Floating Rate Income Fund	39

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Floating Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Floating Rate Income Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers, agent banks and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2014

40	Floating Rate Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $5,675,081 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Floating Rate Income Fund	41

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Western Asset Management Company (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

42	Floating Rate Income Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

Annual report | Floating Rate Income Fund	43

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2013. The Board also noted that the fund underperformed its peer group average for the one- and three-year periods ended December 31, 2013 and equaled the performance of its peer group average for the five-year period ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance. The Board noted the fund equaled the performance of the peer group for the five-year period and since inception has outperformed the peer group average. The Board concluded that the fund’s performance has generally been in line with the historical performance of comparable funds over the longer-term. The Board also concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for the fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses, noting that the fund is subject to an expense cap until December 31, 2014, which reduces expenses of the fund.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board noted the addition of breakpoints to the advisory and subadvisory fee schedules effective July 1, 2014, which will reduce fees when the

44	Floating Rate Income Fund | Annual report

fund’s assets exceed a certain amount. The Board also noted that the fund is subject to an expense cap until December 31, 2014. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex

Annual report | Floating Rate Income Fund	45

(except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including

46	Floating Rate Income Fund | Annual report

regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the

Annual report | Floating Rate Income Fund	47

Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has generally been in-line with the historical performance of comparable funds over the longer-term and is being monitored and reasonably addressed;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

48	Floating Rate Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Floating Rate Income Fund	49

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

50	Floating Rate Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Floating Rate Income Fund	51

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

52	Floating Rate Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Western Asset Management Company
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Floating Rate Income Fund	53

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	328A 8/14
MF198766	10/14

John Hancock
Alternative Asset Allocation Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1,2]	1-year	5-year	10-year	Since inception[1,2]

Class A	1.54	6.14	—	10.13	1.54	34.74	—	72.74

Class C3	5.13	6.36	—	10.26	5.13	36.11	—	73.90

Class I3,4	7.21	7.34	—	11.22	7.21	42.51	—	82.64

Class R2[3,4]	6.67	5.79	—	9.54	6.67	32.50	—	67.59

Class R4[3,4]	6.92	6.25	—	10.14	6.92	35.44	—	72.82

Class R6[3,4]	7.29	5.34	—	8.82	7.29	29.69	—	61.43

Index 1†	21.74	12.97	—	15.13	21.74	83.98	—	122.05

Index 2†	5.66	4.48	—	4.78	5.66	24.50	—	30.25

Index 3†	14.35	9.38	—	10.73	14.35	56.55	—	78.13

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.80	2.52	1.47	9.13	16.93	2.47
Net (%)	1.69	2.41	1.36	1.87	1.62	1.40

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is a 55%/45% blend of Index 1 and Index 2.

See the following page for footnotes.

6	Alternative Asset Allocation Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C2,3,5	1-2-09	$17,390	$17,390	$22,205	$13,025	$17,813

Class I2,3,4	1-2-09	18,264	18,264	22,205	13,025	17,813

Class R2[2,3,4]	1-2-09	16,759	16,759	22,205	13,025	17,813

Class R4[2,3,4]	1-2-09	17,282	17,282	22,205	13,025	17,813

Class R6[2,3,4]	1-2-09	16,143	16,143	22,205	13,025	17,813

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

Combined Index — Index 3 — comprises 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 1-2-09.

2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund’s investments had been allocated to its current mix of underlying funds.

3 Class I, Class C, Class R6, Class R2, and Class R4 shares were first offered on 12-31-10, 6-14-11, 9-1-11, 3-1-12, and 6-27-13, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6, Class R2, and Class R4 shares, as applicable.

4 For certain types of investors, as described in the fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Annual report | Alternative Asset Allocation Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management

Capital market returns were strong across most regions and asset classes during the fiscal year ended August 31, 2014. While there were moments when investors seemed to wrestle with uncertainty about the strength of the global economic recovery, they ultimately took comfort in accommodative measures from key central banks.

In this environment, John Hancock Alternative Asset Allocation Fund’s Class A shares posted a total return of 6.88%, excluding sales charges. The Barclays U.S. Aggregate Bond Index posted a 5.66% gain. The MSCI World Index returned 21.74%, and a blended benchmark consisting of 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index gained 14.35%.

Technical Opportunities Fund (Wellington), a strategy based upon technical analysis, was the top contributor to absolute performance. It benefited from strong stock selection in pharmaceuticals and underweight exposure to sectors that lagged the market (utilities, consumer staples, and telecommunication services).

Global Absolute Return Strategies Fund (Standard Life), which seeks positive returns independent of markets through maximum investment flexibility, was also a strong performer for the fiscal year. Its allocations to global equity, high-yield, and real estate strategies contributed to results, as did its short exposure to the Japanese yen. A relative value strategy with long exposure to information technology stocks and short exposure to small-capitalization stocks also fared well during the period.

On the other hand, commodity exposure, which the fund gains through exchange-traded funds, weighed on performance, particularly the softness within the oil and precious metals markets. Brent crude oil prices dropped late in the period amid weakening global demand and fading supply concerns. Gold and silver prices also grew weaker during the period; the prospect of a rising-rate environment pushed up the opportunity cost for holding these precious metals, and their prices declined accordingly.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Alternative Asset Allocation Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.20	$3.05	0.60%

Class C	1,000.00	1,013.90	6.60	1.30%

Class I	1,000.00	1,019.20	1.37	0.27%

Class R2	1,000.00	1,016.60	4.12	0.81%

Class R4	1,000.00	1,017.20	2.85	0.56%

Class R6	1,000.00	1,019.90	0.66	0.13%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Alternative Asset Allocation Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,022.20	$3.06	0.60%

Class C	1,000.00	981.60	6.49	1.30%

Class I	1,000.00	1,023.80	1.38	0.27%

Class R2	1,000.00	1,021.10	4.13	0.81%

Class R4	1,000.00	1,022.40	2.85	0.56%

Class R6	1,000.00	1,024.60	0.66	0.13%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Alternative Asset Allocation Fund | Annual report

Portfolio summary

Asset Allocation[1]

Affiliated John Hancock Funds	84.9%	Other Investment Companies	15.1%

Alternative	32.0%	Equity	9.2%

Equity	26.5%	Commodities ETF	2.2%

Fixed Income	26.4%	Energy ETF	2.0%

		Gold ETF	1.4%

		Silver ETF	0.3%

1 As a percentage of total investments on 8-31-14.

Annual report | Alternative Asset Allocation Fund	11

Fund’s investments

As of 8-31-14

	Shares	Value
Affiliated John Hancock Funds (G) 84.8%	$1,060,169,027

(Cost $1,033,471,343)

Equity 26.5%		331,066,290
Emerging Markets, Class NAV (DFA)	1,262,045	14,311,590

Enduring Equity, Class NAV (Wellington)	3,667,287	40,890,255

Global Real Estate, Class NAV (Deutsche)	2,685,374	25,215,657

Natural Resources, Class NAV (RS Investments/Wellington)	1,686,037	31,663,777

Redwood, Class NAV (Allianz)	13,535,759	156,473,376

Technical Opportunities, Class NAV (Wellington)	4,181,380	62,511,635

Fixed Income 26.4%		330,025,923
Global Income, Class NAV (Stone Harbor)	8,167,609	83,472,964

Real Return Bond, Class NAV (PIMCO)	1,661,086	19,634,035

Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	15,471,809	158,586,039

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	6,229,069	68,332,885

Alternative 31.9%		399,076,814
Absolute Return Currency, Class NAV (First Quadrant)	17,996,286	181,042,640

Global Absolute Return Strategies, Class NAV (Standard Life)	14,064,479	159,913,129

Seaport Fund, Class NAV (Wellington) (I)	5,743,186	58,121,045

Other Investment Companies 15.0%		$188,103,471

(Cost $189,484,748)

Equity 9.1%		113,996,707
The Arbitrage Fund, Class I	3,449,460	44,842,979

Touchstone Merger Arbitrage Fund, Institutional, Class I (V)	4,547,632	48,386,802

Turner Spectrum Fund, Institutional, Class I (I)(V)	1,724,828	20,766,926

Exchange-Traded Funds 5.9%		74,106,764
Market Vectors Gold Miners ETF	141,934	3,788,218

PowerShares DB Commodity Index Tracking Fund (I)	1,104,564	27,647,237

PowerShares DB Energy Fund (I)	878,880	25,215,067

PowerShares DB Gold Fund (I)	324,318	13,919,729

PowerShares DB Silver Fund (I)	110,447	3,536,513

Total investments (Cost $1,222,956,091)† 99.8%	$1,248,272,498

Other assets and liabilities, net 0.2%		$2,301,846

Total net assets 100.0%	$1,250,574,344

12	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The underlying fund’s subadvisor is shown parenthetically.

(I) Non-income producing security.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the notes to the financial statements.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,225,883,272. Net unrealized appreciation aggregated $22,389,226, of which $27,585,032 related to appreciated investment securities and $5,195,806 related to depreciated investment securities.

Investment companies

Affiliated John Hancock Underlying Funds’ Subadvisors

Allianz Global Investors U.S. LLC	(Allianz)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RS Investments Management Company LLC	(RS Investments/Wellington)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $120,323,734)	$118,949,743
Investments in affiliated funds, at value (Cost $1,102,632,357)	1,129,322,755

Total investments, at value (Cost $1,222,956,091)	1,248,272,498
Cash	236,737
Receivable for fund shares sold	5,175,129
Dividends receivable	938,136
Other receivables and prepaid expenses	77,577

Total assets	1,254,700,077

Liabilities

Payable for investments purchased	2,404,104
Payable for fund shares repurchased	1,318,069
Payable to affiliates
Accounting and legal services fees	25,693
Transfer agent fees	245,908
Distribution and service fees	1,079
Trustees’ fees	115
Investment management fees	15,847
Other liabilities and accrued expenses	114,918

Total liabilities	4,125,733

Net assets	$1,250,574,344

Net assets consist of

Paid-in capital	$1,197,505,887
Undistributed net investment income	3,722,520
Accumulated net realized gain (loss) on investments	24,029,530
Net unrealized appreciation (depreciation) on investments	25,316,407

Net assets	$1,250,574,344

14	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($484,242,365 ÷ 31,543,099 shares)[1]	$15.35
Class C ($161,841,955 ÷ 10,541,861 shares)[1]	$15.35
Class I ($592,167,130 ÷ 38,517,885 shares)	$15.37
Class R2 ($1,752,602 ÷ 114,358 shares)	$15.33
Class R4 ($227,802 ÷ 14,827 shares)	$15.36
Class R6 ($10,342,490 ÷ 672,006 shares)	$15.39

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.16

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$15,035,994
Dividends	69,201

Total investment income	15,105,195

Expenses

Investment management fees	2,200,927
Distribution and service fees	2,702,583
Accounting and legal services fees	121,648
Transfer agent fees	1,246,906
Trustees’ fees	12,428
State registration fees	179,398
Printing and postage	80,975
Professional fees	68,757
Custodian fees	12,243
Registration and filing fees	78,592
Expense recapture	100,972
Other	10,361

Total expenses	6,815,790
Less expense reductions	(1,214,917)

Net expenses	5,600,873

Net investment income	9,504,322

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(185,457)
Investments in affiliated issuers	16,511,644
Capital gain distributions received from unaffiliated underlying funds	77,950
Capital gain distributions received from affiliated underlying funds	19,416,866
35,821,003
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,240,873)
Investments in affiliated issuers	20,136,986
17,896,113
Net realized and unrealized gain	53,717,116

Increase in net assets from operations	$63,221,438

16	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,504,322	$5,243,545
Net realized gain	35,821,003	3,228,914
Change in net unrealized appreciation (depreciation)	17,896,113	4,436,529

Increase in net assets resulting from operations	63,221,438	12,908,988

Distributions to shareholders
From net investment income
Class A	(3,755,819)	(1,707,753)
Class C	(229,591)	(184,747)
Class I	(3,925,223)	(1,899,683)
Class R2	(6,836)	(953)
Class R4	(960)	—
Class R6	(27,466)	(22,960)
From net realized gain
Class A	(5,496,720)	(899,654)
Class C	(1,629,544)	(310,194)
Class I	(4,232,075)	(734,534)
Class R2	(13,081)	(595)
Class R4	(1,339)	—
Class R6	(31,144)	(9,278)

Total distributions	(19,349,798)	(5,770,351)

From fund share transactions	475,911,528	495,911,783

Total increase	519,783,168	503,050,420

Net assets

Beginning of year	730,791,176	227,740,756

End of year	$1,250,574,344	$730,791,176

Undistributed net investment income	$3,722,520	$2,380,601

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$14.68	$14.32	$14.02	$13.72	$12.82
Net investment income[1,2]	0.14	0.16	0.22	0.21	0.44
Net realized and unrealized gain on investments	0.86	0.42	0.47	0.92	1.10
Total from investment operations	1.00	0.58	0.69	1.13	1.54
Less distributions
From net investment income	(0.14)	(0.14)	(0.15)	(0.20)	(0.47)
From net realized gain	(0.19)	(0.08)	(0.24)	(0.63)	(0.17)
Total distributions	(0.33)	(0.22)	(0.39)	(0.83)	(0.64)
Net asset value, end of period	$15.35	$14.68	$14.32	$14.02	$13.72
Total return (%)[3,4]	6.88	4.10	5.12	8.16	12.12

Ratios and supplemental data

Net assets, end of period (in millions)	$484	$329	$111	$31	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.72	0.76	0.97	1.68	5.03
Expenses including reductions[5]	0.60	0.65	0.73	0.63	0.71
Net investment income[2]	0.96	1.09	1.62	1.44	3.25
Portfolio turnover (%)	26	22	34	90	9

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.68%–2.70%, 0.71%–1.29%, 0.73%–1.43%, 0.74%–1.37% and 0.70%–1.17% for the years ended
8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.

18	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.68	$14.32	$14.03	$14.50
Net investment income[2,3]	0.04	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.85	0.43	0.48	(0.49)
Total from investment operations	0.89	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.03)	(0.04)	(0.06)	—
From net realized gain	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.22)	(0.12)	(0.30)	—
Net asset value, end of period	$15.35	$14.68	$14.32	$14.03
Total return (%)[4,5]	6.13	3.38	4.32	(3.24)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$162	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.43	1.48	1.66	3.03[8]
Expenses including reductions[7]	1.31	1.37	1.42	1.27[8]
Net investment income[3]	0.25	0.36	0.83	0.58[8]
Portfolio turnover (%)	26	22	34	90[9]

1 The inception date for Class C shares is 6-14-11.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.68%–2.70%, 0.71%–1.29%, 0.73%–1.43% and 0.74%–1.37% for the years ended 8-31-14, 8-31-13,
8-31-12 and 8-31-11, respectively.
8 Annualized.
9 The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$14.70	$14.34	$14.06	$14.21
Net investment income[2,3]	0.19	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.85	0.43	0.48	(0.31)
Total from investment operations	1.04	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.18)	(0.20)	(0.22)	—
From net realized gain	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.37)	(0.28)	(0.46)	—
Net asset value, end of period	$15.37	$14.70	$14.34	$14.06
Total return (%)[4]	7.21	4.47	5.48	(1.06)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$592	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.40	0.39	0.57	1.42[7]
Expenses including reductions[6]	0.28	0.28	0.33	0.30[7]
Net investment income[3]	1.24	1.42	1.90	1.74[7]
Portfolio turnover (%)	26	22	34	90[8]

1 The inception date for Class I shares is 12-31-10.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.68%–2.70%, 0.71%–1.29%, 0.73%–1.43% and 0.74%–1.37% for the years ended 8-31-14, 8-31-13,
8-31-12 and 8-31-11, respectively.
7 Annualized.
8 The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	19

CLASS R2 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.66	$14.30	$14.21
Net investment income[2,3]	0.10	0.11	0.09
Net realized and unrealized gain on investments	0.87	0.45	—[4]
Total from investment operations	0.97	0.56	0.09
Less distributions
From net investment income	(0.11)	(0.12)	—
From net realized gain	(0.19)	(0.08)	—
Total distributions	(0.30)	(0.20)	—
Net asset value, end of period	$15.33	$14.66	$14.30
Total return (%)[5]	6.67	3.94	0.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	2.20	7.89	16.91[9]
Expenses including reductions[8]	0.82	0.82	0.81[9]
Net investment income[3]	0.65	0.74	1.29[9]
Portfolio turnover (%)	26	22	34[10]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.68%–2.70%, 0.71%–1.29% and 0.73%–1.43% for the years ended 8-31-14, 8-31-13 and
8-31-12, respectively.
9 Annualized.
10 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

20	Alternative Asset Allocation Fund | Annual report	See notes to financial statements

CLASS R4 SHARES Period ended	8-31-14	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$14.69	$14.50
Net investment income[2,3]	0.13	0.02
Net realized and unrealized gain on investments	0.87	0.17
Total from investment operations	1.00	0.19
Less distributions
From net investment income	(0.14)	—
From net realized gain	(0.19)	—
Total distributions	(0.33)	—
Net asset value, end of period	$15.36	$14.69
Total return (%)[4]	6.92	1.31[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	13.79	15.62[8]
Expenses including reductions[7]	0.57	0.57[8]
Net investment income[3]	0.89	0.70[8]
Portfolio turnover (%)	26	22[9]

1 The inception date for Class R4 shares is 6-27-13.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.68%–2.70% and 0.71%–1.29%, for the years ended 8-31-14 and 8-31-13, respectively.
8 Annualized.
9 The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

CLASS R6 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.70	$14.34	$14.06
Net investment income[2,3]	0.18	0.22	0.30
Net realized and unrealized gain on investments	0.88	0.41	0.44
Total from investment operations	1.06	0.63	0.74
Less distributions
From net investment income	(0.18)	(0.19)	(0.22)
From net realized gain	(0.19)	(0.08)	(0.24)
Total distributions	(0.37)	(0.27)	(0.46)
Net asset value, end of period	$15.39	$14.70	$14.34
Total return (%)[4]	7.29	4.41	5.48

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.83	1.42	18.25
Expenses including reductions[6]	0.19	0.35	0.34
Net investment income[3]	1.22	1.50	2.12
Portfolio turnover (%)	26	22	34

1 The inception date for Class R2 shares is 9-1-11.
2 Based on average daily shares outstanding.
3 Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Less than $500,000.
6 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.68%–2.70%, 0.71%–1.29% and 0.73%–1.43% for the years ended 8-31-14, 8-31-13 and
8-31-12, respectively.

See notes to financial statements	Annual report | Alternative Asset Allocation Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees, and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted

22	Alternative Asset Allocation Fund | Annual report

prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $702. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees, and printing and postage for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | Alternative Asset Allocation Fund	23

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$15,238,324	$5,364,765
Long-Term Capital Gain	$4,111,474	$405,586
Total	$19,349,798	$5,770,351

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $5,865,009 of undistributed ordinary income and $24,814,222 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a daily management fee for its services to the fund. The fund

24	Alternative Asset Allocation Fund | Annual report

pays a daily management fee equivalent, on an annual basis, to: (a) a 0.150% fee on assets invested in Affiliated Fund Assets on the first $500 million, (b) a 0.125% fee on assets invested in Affiliated Fund Assets on the next $500 million and (c) a 0.100% fee on assets invested in Affiliated Fund Assets over $1 billion and (a) a 0.600% fee on assets invested in Other Assets on the first $500 million, (b) a 0.575% fee on assets invested in Other Assets on the next $500 million and (c) a 0.550% fee on assets invested in Other Assets over $1 billion. Affiliated Fund Assets are funds of the Trust, John Hancock Variable Insurance Trust or John Hancock Funds III. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse the fund for certain fund expenses that exceed 0.04% of the fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent fees and service fees, Rule 12b-1 fees, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. In addition, the Advisor has contractually agreed to waive the fund’s management fees by 0.10% of the fund’s average net assets. Both current expense limitation agreements expire on December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse the fund so the aggregate advisory fee retained by the Advisor with respect to the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business for Class R2 and Class R4 shares, to the extent that the above expenses for each class exceed 0.67% and 0.42%, respectively, of the average net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursements will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Accordingly, the expense reductions amounted to $530,107, $159,866, $463,468, $18,441, $20,189, and $22,693 for Class A, Class C, Class I, Class R2, Class R4 and Class R6 shares, respectively, for the year ended August 31, 2014.

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured, incurred for the year ended August 31, 2014 were equivalent to a net effective rate of 0.11% of the fund’s average daily net assets.

Annual report | Alternative Asset Allocation Fund	25

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery in future periods and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	ENDED 8-31-14

$118,493	$88,102	$55,907	$100,972

Amounts recovered by class

CLASS A	CLASS C	CLASS I	CLASS R2	CLASS R4	CLASS R6

$44,173	$13,662	$42,479	$142	$17	$499

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $153 for Class R4 shares for the year ended August 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,647,778 for the year ended August 31, 2014. Of this amount, $269,870 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,365,902 was paid as sales commissions to broker-dealers and $12,006 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

26	Alternative Asset Allocation Fund | Annual report

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, CDSCs received by the Distributor amounted to $793 and $31,665 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,344,530	$601,167	$54,992	$41,332
Class C	1,351,359	181,215	28,727	12,986
Class I	—	463,557	37,938	25,688
Class R2	6,286	262	18,845	369
Class R4	408	30	20,271	92
Class R6	—	675	18,625	508
Total	$2,702,583	$1,246,906	$179,398	$80,975

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Annual report | Alternative Asset Allocation Fund	27

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	19,731,449	$295,985,103	18,133,078	$265,683,877
Distributions reinvested	621,040	9,154,128	174,010	2,516,178
Repurchased	(11,253,664)	(170,068,876)	(3,596,892)	(52,674,118)

Net increase	9,098,825	$135,070,355	14,710,196	$215,525,937

Class C shares

Sold	4,664,643	$70,177,255	5,544,996	$81,288,730
Distributions reinvested	112,793	1,671,586	29,667	431,058
Repurchased	(1,630,632)	(24,507,471)	(521,148)	(7,664,429)

Net increase	3,146,804	$47,341,370	5,053,515	$74,055,359

Class I shares

Sold	24,400,237	$368,508,227	17,088,503	$250,341,493
Distributions reinvested	412,067	6,069,754	145,878	2,106,473
Repurchased	(6,024,430)	(90,476,164)	(3,309,999)	(48,599,243)

Net increase	18,787,874	$284,101,817	13,924,382	$203,848,723

Class R2 shares

Sold	102,458	$1,530,361	34,681	$510,508
Distributions reinvested	923	13,609	—	—
Repurchased	(30,670)	(463,925)	(71)	(1,052)

Net increase	72,711	$1,080,045	34,610	$509,456

Class R4 shares

Sold	8,674	$129,373	6,897	$100,000
Repurchased	(744)	(11,159)	—	—

Net increase	7,930	$118,214	6,897	$100,000

Class R6 shares

Sold	548,691	$8,376,666	134,410	$1,971,066
Distributions reinvested	3,802	56,011	2,101	30,333
Repurchased	(15,348)	(232,950)	(8,779)	(129,091)

Net increase	537,145	$8,199,727	127,732	$1,872,308

Total net increase	31,651,289	$475,911,528	33,857,332	$495,911,783

Affiliates of the fund owned 1% of shares of beneficial interest of Class R6 on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $735,479,628 and $248,959,811, respectively, for the year ended August 31, 2014.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. At August 31, 2014, the fund held 5% or more of the net assets of the underlying funds shown below:

28	Alternative Asset Allocation Fund | Annual report

UNDERLYING FUND’S
FUND	NET ASSETS

John Hancock Funds II Redwood Fund	28.6%
John Hancock Funds Seaport Fund	27.8%
John Hancock Funds Enduring Equity Fund	24.9%
John Hancock Funds II Global Income Fund	14.0%
John Hancock Funds II Short Duration Credit Opportunities Fund	10.7%
John Hancock Funds II Absolute Return Currency Fund	9.4%
John Hancock Funds II Global Real Estate Fund	7.4%
John Hancock Funds II Technical Opportunities Fund	6.8%

Information regarding the fund’s fiscal year purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund’s from its investments in the affiliated underlying funds are as follows:

					DIVIDENDS AND
					DISTRIBUTIONS

	BEGIN-				INCOME	CAPITAL
	NING			ENDING	DISTRIBU-	GAINS DIS-	REALIZED
	SHARE	SHARES	SHARES	SHARE	TIONS	TRIBUTIONS	GAIN	ENDING
PORTFOLIO	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	(LOSS)	VALUE

Absolute Return	9,899,573	11,621,658	(3,524,945)	17,996,286	—	$7,806,924	$1,052,454	$181,042,640
Currency
Emerging Markets	1,384,774	713,840	(836,569)	1,262,045	$313,084	—	(420,177)	14,311,590
Enduring Equity	—	3,669,385	(2,098)	3,667,287	100,091	—	210	40,890,255
Global Absolute	9,323,247	5,522,758	(781,526)	14,064,479	1,787,684	—	372,227	159,913,129
Return Strategies
Global Income	7,076,128	2,935,863	(1,844,382)	8,167,609	4,193,291	463,277	(1,058,300)	83,472,964
Global Real Estate	1,618,170	1,150,262	(83,058)	2,685,374	641,577	—	111,393	25,215,657
Natural Resources	555,265	1,174,234	(43,462)	1,686,037	147,518	—	64,855	31,663,777
Real Return Bond	1,282,147	401,189	(22,250)	1,661,086	424,004	—	(36,501)	19,634,035
Redwood	7,979,703	7,018,148	(1,462,092)	13,535,759	—	1,719,934	1,041,392	156,473,376
Seaport	—	6,819,807	(1,076,621)	5,743,186	—	—	(85,296)	58,121,045
Short Duration	8,264,178	10,162,878	(2,955,247)	15,471,809	4,335,806	1,214,984	4,985	158,586,039
Credit Opportunities
Strategic Income	6,008,328	615,262	(394,521)	6,229,069	2,943,658	696,877	41,935	68,332,885
Opportunities
Technical	4,239,883	3,541,502	(3,600,005)	4,181,380	—	6,940,556	11,436,898	62,511,635
Opportunities

					$14,886,713	$18,842,552	$12,526,075	$1,060,169,027

Note 8 – Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended August 31, 2014, is set forth below:

	BEGINNING	ENDING	INCOME	CAPITAL GAINS	REALIZED
	SHARE	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	GAIN	ENDING
AFFILIATE	AMOUNT	AMOUNT	RECEIVED	RECEIVED	(LOSS)	VALUE

Touchstone Merger Arbirtrage
Fund
Purchased: 3,099,073
Sold: 27,674	1,476,233	4,547,632	$149,281	$574,314	$6,453	$48,386,802
Turner Spectrum Fund
Purchased: 1,522,371
Sold: 4,426,078	4,628,535	1,724,828	—	—	3,979,116	20,766,926

			$149,281	$574,314	$3,985,569	$69,153,728

Annual report | Alternative Asset Allocation Fund	29

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Alternative Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Alternative Asset Allocation Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

30	Alternative Asset Allocation Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $4,111,474 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Alternative Asset Allocation Fund	31

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisors), for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

32	Alternative Asset Allocation Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Annual report | Alternative Asset Allocation Fund	33

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2013. The Board also noted that the fund had underperformed its peer group average for the one-year period ended December 31, 2013 and outperformed its peer group average for the three-year period ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group over the three-year period and that the fund’s performance for the one-year period was at the 50th percentile for its Lipper peer group. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are equal to the peer group median. The Board took into account management’s discussion of the fund’s expenses, including the fee and expense waivers applicable to the fund. The Board also took into account management’s discussion with respect to the advisory/ subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

34	Alternative Asset Allocation Fund | Annual report

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, and concluded that the advisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying portfolios.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the fund’s Subadvisors are affiliates of the Advisor;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the fund invests, the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portfolios and each of the other John Hancock funds in the complex

Annual report | Alternative Asset Allocation Fund	35

(except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to the Subadvisors’ business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3) the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including the Subadvisors’ respective Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisors and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

36	Alternative Asset Allocation Fund | Annual report

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisors. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund to fees charged by the Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds over the longer-term;

(3) the subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) the subadvisory fees are paid by the Advisor, and that the fund’s fee structure contains breakpoints at the advisory fee level.

Annual report | Alternative Asset Allocation Fund	37

* * *

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisors for the fund and concluded that the subadvisory fee to be paid to the Subadvisors with respect to the fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying portfolios.

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

38	Alternative Asset Allocation Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Alternative Asset Allocation Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

40	Alternative Asset Allocation Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Alternative Asset Allocation Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

42	Alternative Asset Allocation Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North
Deborah C. Jackson	America) Limited
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Andrew G. Arnott	State Street Bank and Trust Company
President
Transfer agent
John J. Danello	John Hancock Signature Services, Inc.
Senior Vice President, Secretary,
and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered
public accounting firm
Charles A. Rizzo	PricewaterhouseCoopers LLP
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Alternative Asset Allocation Fund	43

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	345A 8/14
MF198762	10/14

John Hancock
Natural Resources Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	1-year	5-year	10-year	Since inception [1]

Class A2	9.12	2.83	—	3.49	9.12	14.96	—	35.60

Class I2,3	15.08	4.17	—	4.61	15.08	22.67	—	49.16

Class R6[2,3]	15.15	4.15	—	4.48	15.15	22.57	—	47.61

Class 1[3]	15.44	4.41	—	4.76	15.44	24.10	—	51.14

Class NAV[3]	15.49	4.46	—	4.81	15.49	24.39	—	51.79

Index 1†	22.94	11.55	—	7.80	22.94	72.71	—	94.85

Index 2†	12.90	0.30	—	5.07	12.90	1.51	—	55.14

Index 3†	17.83	6.32	—	6.20	17.83	35.86	—	70.64

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.74	1.42	16.16	1.13	1.06
Net (%)	1.58	1.33	0.99	1.11	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2.

See the following page for footnotes.

6	Natural Resources Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class I2,3	10-15-05	$14,916	$14,916	$19,485	$15,514	$17,064

Class R6[2,3]	10-15-05	14,761	14,761	19,485	15,514	17,064

Class 1[3]	10-15-05	15,114	15,114	19,485	15,514	17,064

Class NAV[3]	10-15-05	15,179	15,179	19,485	15,514	17,064

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 1 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

Combined Index (gross of foreign withholding tax on dividends) — Index 3 — comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in different values.

Footnotes related to performance pages

1 From 10-15-05.
2 Class A and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Natural Resources Fund	7

Management’s discussion of

Fund performance

Stocks of natural resource-related companies generally produced solid gains in dollar terms during the 12 months ended August 31, 2014. Stimulative monetary policies, continued historically low interest rates, and strong investor appetite for risk combined to drive stock market gains. On a sector basis, the largest gains came from energy stocks. In the materials sector, metals and mining stocks also posted double-digit returns, while chemicals and construction materials companies underperformed.

For the 12 months ended August 31, 2014, John Hancock Natural Resources Fund’s Class A shares returned 14.87%, excluding sales charges. By comparison, the fund’s benchmark, the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index, had a return of 17.83%.

The fund benefited from positive contributions to performance from a broad range of holdings. Positioning among oil producers was a key source of strength. Top contributors among the production companies included EOG Resources, Inc., CONSOL Energy, Inc., and Pioneer Natural Resources Company. Holdings in the metals and mining segment also positively contributed to absolute returns during the period. Stakes in Allegheny Technologies Inc., Rio Tinto PLC, and First Quantum Minerals, Ltd. were top contributors. At the other end of the spectrum, shares of metals and mining company Mongolian Mining Corp. remained weak. Shares of U.S.-based, oil-focused exploration and production company Cobalt International Energy, Inc. also declined. Allegheny and Mongolian were sold prior to period-end.

Late in the period, a stronger dollar and worries about the health of the global economy led to oil price declines, generally weighing on performance of oil and gas exploration and production and equipment and services stocks. However, lower oil prices ben-efited positions in oil refiners, led by Marathon Petroleum Corp. and Western Refining, Inc., among others.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Natural Resources Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,067.30	$8.23	1.58%

Class I	1,000.00	1,069.00	7.20	1.38%

Class R6	1,000.00	1,068.80	6.67	1.28%

Class 1	1,000.00	1,070.70	5.48	1.05%

Class NAV	1,000.00	1,070.70	5.22	1.00%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Natural Resources Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.20	$8.03	1.58%

Class I	1,000.00	1,018.20	7.02	1.38%

Class R6	1,000.00	1,018.80	6.51	1.28%

Class 1	1,000.00	1,019.90	5.35	1.05%

Class NAV	1,000.00	1,020.20	5.09	1.00%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Natural Resources Fund | Annual report

Portfolio summary

Top 10 Holdings (31.5% of Net Assets on 8-31-14)[1,2]

Schlumberger, Ltd.	3.9%	Cameron International Corp.	3.1%

Noble Energy, Inc.	3.7%	EOG Resources, Inc.	2.8%

Halliburton Company	3.6%	Suncor Energy, Inc.	2.7%

Anadarko Petroleum Corp.	3.6%	Dril-Quip, Inc.	2.6%

Concho Resources, Inc.	3.4%	Marathon Oil Corp.	2.1%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	57.2%	Chemicals	1.6%

Energy Equipment & Services	23.3%	Food Products	0.2%

Metals & Mining	15.3%	Short-Term Investments & Other	2.4%

Country Composition[1,3]

United States	77.9%	Jersey, Channel Islands	1.3%

Canada	12.8%	Netherlands	1.2%

United Kingdom	2.8%	South Africa	0.5%

Australia	1.7%	Bermuda	0.4%

Switzerland	1.4%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 The natural resources industry can be significantly affected by global, political and environmental developments and by commodity prices. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Currency transactions are affected by fluctuations in exchange rates. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Natural Resources Fund	11

Fund’s investments

As of 8-31-14

	Shares	Value
Common Stocks 97.6%		$922,510,390

(Cost $917,355,268)

Consumer Staples 0.2%		1,942,589

Food Products 0.2%

Adecoagro SA (I)	205,565	1,942,589

Energy 80.5%		760,488,254

Energy Equipment & Services 23.3%

Cameron International Corp. (I)	394,900	29,352,917

Core Laboratories NV	73,300	11,580,667

Dresser-Rand Group, Inc. (I)	69,669	4,828,062

Dril-Quip, Inc. (I)	243,588	24,716,874

FMC Technologies, Inc. (I)	117,400	7,260,016

Halliburton Company	503,616	34,049,478

Helmerich & Payne, Inc.	149,700	15,725,985

Independence Contract Drilling, Inc. (I)	308,254	3,544,921

National Oilwell Varco, Inc.	223,320	19,301,548

Patterson-UTI Energy, Inc.	402,800	13,912,712

Rowan Companies PLC, Class A	156,952	4,758,785

Schlumberger, Ltd.	336,200	36,860,968

Superior Energy Services, Inc.	397,189	14,235,254

Oil, Gas & Consumable Fuels 57.2%

Africa Oil Corp. (I)(L)	274,700	1,715,454

Anadarko Petroleum Corp.	298,031	33,585,110

Antero Resources Corp. (I)	158,523	9,170,556

Bankers Petroleum, Ltd. (I)	794,764	4,824,283

Bonanza Creek Energy, Inc. (I)	125,600	7,713,096

Canadian Natural Resources, Ltd.	162,900	7,094,295

Cheniere Energy, Inc. (I)	104,783	8,409,884

Cimarex Energy Company	129,300	18,769,188

Cobalt International Energy, Inc. (I)	400,343	6,145,265

Concho Resources, Inc. (I)	225,400	32,015,816

CONSOL Energy, Inc.	353,512	14,239,463

Denbury Resources, Inc.	889,400	15,315,468

Devon Energy Corp.	253,784	19,140,389

EOG Resources, Inc.	242,645	26,661,833

Gulfport Energy Corp. (I)	164,695	9,634,658

Hess Corp.	140,000	14,154,000

Kodiak Oil & Gas Corp. (I)	305,474	4,970,062

12	Natural Resources Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Kosmos Energy, Ltd. (I)	390,700	$3,914,814

Laredo Petroleum, Inc. (I)(L)	523,398	12,373,129

Lekoil, Ltd. (I)	4,006,351	4,040,485

Marathon Oil Corp.	477,500	19,906,975

Marathon Petroleum Corp.	210,824	19,187,092

MEG Energy Corp. (I)	365,300	13,012,112

Newfield Exploration Company (I)	197,100	8,834,022

Noble Energy, Inc.	478,300	34,504,561

Oasis Petroleum, Inc. (I)	172,673	8,493,785

Occidental Petroleum Corp.	145,600	15,103,088

Oil Search, Ltd.	742,711	6,727,432

PDC Energy, Inc. (I)	210,116	12,625,870

Phillips 66	195,400	17,003,708

Pioneer Natural Resources Company	50,200	10,474,230

Range Resources Corp.	200,900	15,788,731

Rice Energy, Inc. (I)	306,089	8,962,286

Rosetta Resources, Inc. (I)	254,440	12,722,000

Sanchez Energy Corp. (I)(L)	138,400	4,593,496

SM Energy Company	62,800	5,591,712

Southwestern Energy Company (I)	240,005	9,883,406

Suncor Energy, Inc.	613,100	25,192,279

The Williams Companies, Inc.	86,600	5,147,504

Tullow Oil PLC	372,392	4,516,724

Vallares PLC (I)	361,331	5,214,293

Western Refining, Inc.	140,166	6,521,924

Whiting Petroleum Corp. (I)	177,699	16,465,589

Materials 16.9%		160,079,547

Chemicals 1.6%

Flotek Industries, Inc. (I)	297,062	8,258,324

Potash Corp. of Saskatchewan, Inc.	191,600	6,736,656

Metals & Mining 15.3%

African Rainbow Minerals, Ltd.	284,454	4,856,216

Agnico Eagle Mines, Ltd.	140,000	5,359,200

B2Gold Corp. (I)(L)	2,512,000	6,468,868

Barrick Gold Corp.	290,121	5,335,325

BHP Billiton, Ltd., ADR (L)	141,200	9,690,556

Constellium NV (I)	333,511	9,498,393

Eldorado Gold Corp.	1,570,900	12,988,495

First Quantum Minerals, Ltd. (L)	603,800	13,555,374

Freeport-McMoRan Copper & Gold, Inc.	180,900	6,579,333

Glencore Xstrata PLC (I)	2,190,805	13,191,839

Guyana Goldfields, Inc. (I)(L)	960,594	2,862,434

Ivanhoe Mines, Ltd. (I)	913,500	1,218,224

Kinross Gold Corp. (I)	938,900	3,699,266

Platinum Group Metals, Ltd. (I)	485,581	519,572

Randgold Resources, Ltd.	151,500	12,748,725

Reliance Steel & Aluminum Company	138,800	9,704,896

See notes to financial statements	Annual report | Natural Resources Fund	13

		Shares	Value
Metals & Mining (continued)

Rio Tinto PLC, ADR (L)		227,700	$12,236,598

Silver Wheaton Corp. (L)		226,600	5,667,266

Southern Copper Corp.		108,200	3,550,042

Tahoe Resources, Inc. (I)		209,100	5,353,945

	Yield (%)	Shares	Value
Securities Lending Collateral 6.2%			$58,161,691

(Cost $58,161,478)
John Hancock Collateral Investment Trust (W)	0.0970 (Y)	5,812,043	58,161,691

		Par value	Value
Short-Term Investments 2.3%			$21,723,000

(Cost $21,723,000)

Repurchase Agreement 2.3%			21,723,000

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $21,723,000 on 9-2-14, collateralized by $22,475,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $22,160,125, including interest)		$21,723,000	21,723,000

Total investments (Cost $997,239,746)† 106.1%		$1,002,395,081

Other assets and liabilities, net (6.1%)			($57,218,595)

Total net assets 100.0%			$945,176,486

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $999,505,634. Net unrealized appreciation aggregated $2,889,447, of which $32,229,593 related to appreciated investment securities and $29,340,146 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 8-31-14:

United States	77.9%
Canada	12.8%
United Kingdom	2.8%
Australia	1.7%
Switzerland	1.4%
Jersey, Channel Islands	1.3%
Netherlands	1.2%
South Africa	0.5%
Bermuda	0.4%

Total	100.0%

14	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $939,078,268) including
($56,430,083) of securities loaned	$944,233,390
Investments in affiliated issuers, at value (Cost $58,161,478)	58,161,691

Total investments, at value (Cost $997,239,746)	1,002,395,081
Cash	798
Foreign currency, at value (Cost $12,160)	12,281
Receivable for fund shares sold	85,679
Dividends and interest receivable	1,152,268
Receivable for securities lending income	6,717
Other receivables and prepaid expenses	29,658

Total assets	1,003,682,482

Liabilities

Payable for investments purchased	30,015
Payable for fund shares repurchased	126,084
Payable upon return of securities loaned	58,161,380
Payable to affiliates
Accounting and legal services fees	19,664
Transfer agent fees	2,715
Trustees’ fees	120
Investment management fees	420
Other liabilities and accrued expenses	165,598

Total liabilities	58,505,996

Net assets	$945,176,486

Net assets consist of

Paid-in capital	$993,910,354
Undistributed net investment income	3,411,658
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(57,296,553)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	5,151,027

Net assets	$945,176,486

See notes to financial statements	Annual report | Natural Resources Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($11,528,541 ÷ 615,763 shares)[1]	$18.72
Class I ($584,319 ÷ 31,181 shares)	$18.74
Class R6 ($148,861 ÷ 7,920.4 shares)	$18.79
Class 1 ($134,625,363 ÷ 7,116,495 shares)	$18.92
Class NAV ($798,289,402 ÷ 42,508,399 shares)	$18.78

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.71

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Natural Resources Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$15,495,472
Securities lending	148,027
Interest	5,835
Less foreign taxes withheld	(870,403)

Total investment income	14,778,931

Expenses

Investment management fees	8,753,868
Distribution and service fees	94,788
Accounting and legal services fees	109,253
Transfer agent fees	15,907
Trustees’ fees	11,483
State registration fees	61,046
Printing and postage	9,117
Professional fees	73,338
Custodian fees	385,494
Registration and filing fees	38,128
Expense recapture	214
Other	18,733

Total expenses	9,571,369
Less expense reductions	(535,285)

Net expenses	9,036,084

Net investment income	5,742,847

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	106,845,919[1]
Investments in affiliated issuers	5,692
106,851,611
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	13,637,337[2]
Investments in affiliated issuers	(262)
13,637,075
Net realized and unrealized gain	120,488,686

Increase in net assets from operations	$126,231,533

1 Net of India foreign taxes of $7,123.
2 Net of $2,325 increase in accrued India foreign taxes.

See notes to financial statements	Annual report | Natural Resources Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$5,742,847	$4,355,511
Net realized gain (loss)	106,851,611	(18,025,778)
Change in net unrealized appreciation (depreciation)	13,637,075	34,802,570

Increase in net assets resulting from operations	126,231,533	21,132,303

Distributions to shareholders
From net investment income
Class A	(17,381)	(10,340)
Class I	(8,688)	(30,027)
Class R6	(481)	(327)
Class 1	(821,221)	(860,547)
Class NAV	(5,061,626)	(3,833,049)

Total distributions	(5,909,397)	(4,734,290)

From fund share transactions	23,731,426	16,625,961

Total increase	144,053,562	33,023,974

Net assets

Beginning of year	801,122,924	768,098,950

End of year	$945,176,486	$801,122,924

Undistributed net investment income	$3,411,658	$3,501,978

18	Natural Resources Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$16.33	$16.04	$21.13	$18.34	$20.70
Net investment income[2]	0.01	0.01	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	2.41	0.30	(3.04)	2.80	(2.41)
Total from investment operations	2.42	0.31	(2.98)	2.83	(2.36)
Less distributions
From net investment income	(0.03)	(0.02)	(0.04)	—	—
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.03)	(0.02)	(2.11)	(0.04)	—
Net asset value, end of period	$18.72	$16.33	$16.04	$21.13	$18.34
Total return (%)[3,4]	14.87	1.92	(14.60)	15.41	(11.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$9	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.77	1.82	1.77	1.81[6]
Expenses including reductions	1.58	1.58	1.60	1.60	1.60[6]
Net investment income	0.07	0.03	0.37	0.13	0.41[6]
Portfolio turnover (%)	193	66	176	85	70[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Annual report | Natural Resources Fund	19

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$16.35	$16.06	$21.18	$18.37	$20.70
Net investment income[2]	0.07	0.04	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	2.39	0.30	(3.06)	2.79	(2.43)
Total from investment operations	2.46	0.34	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.07)	(0.05)	(0.10)	(0.06)	—
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.07)	(0.05)	(2.17)	(0.10)	—
Net asset value, end of period	$18.74	$16.35	$16.06	$21.18	$18.37
Total return (%)[3]	15.08	2.12	(14.39)	15.79	(11.26)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$7	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21	1.40	1.43	1.53	1.54[5]
Expenses including reductions	1.38	1.38	1.37	1.30	1.30[5]
Net investment income	0.39	0.24	0.65	0.54	0.82[5]
Portfolio turnover (%)	193	66	176	85	70[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$16.40	$16.10	$20.40
Net investment income[2]	0.06	0.06	0.11
Net realized and unrealized gain (loss) on investments	2.41	0.31	(2.24)
Total from investment operations	2.47	0.37	(2.13)
Less distributions
From net investment income	(0.08)	(0.07)	(0.10)
From net realized gain	—	—	(2.07)
Total distributions	(0.08)	(0.07)	(2.17)
Net asset value, end of period	$18.79	$16.40	$16.10
Total return (%)[3]	15.15	2.27	(10.92)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.93	16.18	24.48[6]
Expenses including reductions	1.28	1.28	1.30[6]
Net investment income	0.35	0.34	0.78[6]
Portfolio turnover (%)	193	66	176[7]

1 The inception date for Class R6 shares is 11-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

20	Natural Resources Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$16.50	$16.20	$21.35	$18.51	$17.66
Net investment income[1]	0.11	0.08	0.15	0.12	0.10
Net realized and unrealized gain (loss) on investments	2.42	0.32	(3.09)	2.86	0.87
Total from investment operations	2.53	0.40	(2.94)	2.98	0.97
Less distributions
From net investment income	(0.11)	(0.10)	(0.14)	(0.10)	(0.12)
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.11)	(0.10)	(2.21)	(0.14)	(0.12)
Net asset value, end of period	$18.92	$16.50	$16.20	$21.35	$18.51
Total return (%)[2]	15.44	2.44	(14.21)	16.02	5.43

Ratios and supplemental data

Net assets, end of period (in millions)	$135	$128	$152	$194	$154
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.13	1.12	1.12	1.11
Expenses including reductions	1.06	1.11	1.11	1.12	1.11
Net investment income	0.61	0.50	0.84	0.54	0.52
Portfolio turnover (%)	193	66	176	85	70

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$16.38	$16.09	$21.21	$18.39	$17.55
Net investment income[1]	0.12	0.09	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	2.40	0.31	(3.06)	2.83	0.86
Total from investment operations	2.52	0.40	(2.89)	2.97	0.97
Less distributions
From net investment income	(0.12)	(0.11)	(0.16)	(0.11)	(0.13)
From net realized gain	—	—	(2.07)	(0.04)	—
Total distributions	(0.12)	(0.11)	(2.23)	(0.15)	(0.13)
Net asset value, end of period	$18.78	$16.38	$16.09	$21.21	$18.39
Total return (%)[2]	15.49	2.45	(14.11)	16.07	5.45

Ratios and supplemental data

Net assets, end of period (in millions)	$798	$657	$597	$754	$548
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.08	1.07	1.07	1.06
Expenses including reductions	1.01	1.06	1.06	1.07	1.06
Net investment income	0.67	0.57	0.91	0.59	0.58
Portfolio turnover (%)	193	66	176	85	70

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Natural Resources Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Effective September 1, 2014, Class A, Class I and Class R6 shares are closed to all new and existing investors, including automatic purchase plans.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

22	Natural Resources Fund | Annual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Staples	$1,942,589	$1,942,589	—	—
Energy	760,488,254	739,989,320	$20,498,934	—
Materials	160,079,547	142,031,492	18,048,055	—
Securities Lending
Collateral	58,161,691	58,161,691	—	—
Short-Term Investments	21,723,000	—	21,723,000	—

Total Investments in
Securities	$1,002,395,081	$942,125,092	$60,269,989	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Annual report | Natural Resources Fund	23

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit.

24	Natural Resources Fund | Annual report

A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $767. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a long-term capital loss carryforward of $55,211,724 available to offset future net realized capital gains. This carryforward, available as of August 31, 2014, does not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$5,909,397	$4,734,290

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $3,592,717 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Annual report | Natural Resources Fund	25

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Effective July 18, 2014, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500 million of the fund’s average net assets; (b) 0.950% of the fund’s next $500 million; (c) 0.900% of the fund’s next $1 billion; and (d) 0.850% of the fund’s average net assets in excess of $2 billion. Prior to July 18, 2014, the investment management agreement was (a) 1.000% of the first $1 billion of the fund’s aggregate net assets; (b) 0.975% of the fund’s next $1 billion; and (c) 0.950% of the fund’s aggregate net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and Natural Resources Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement, effective July 18, 2014, with Jennison Associates LLC. Prior to July 18, 2014, the subadvisory agreement was with Wellington Management Company, LLP. Effective on March 20, 2014, RS Investment Management Co. LLC. was no longer a subadvisor to this fund. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

26	Natural Resources Fund | Annual report

The Advisor has voluntarily agreed to reduce its management fee or other expenses of the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated by the Advisor, on notice to the fund.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A, Class I and Class R6 shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58%, 1.38% and 1.28% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

Effective March 20, 2014, the Advisor has voluntarily agreed to waiver fund’s management fees by 0.03% of the fund’s average daily net assets. In addition, effective March 20, 2014, the Advisor also voluntarily agreed to limit its advisory fee to 0.99% of the fund’s average daily net assets. Effective July 18, 2014 these voluntarily waivers were terminated.

The expense reductions described above amounted to $19,166, $17,065, $22,106, $71,418 and $405,530 for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively for the year ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Annual report | Natural Resources Fund	27

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD END
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	AUGUST 31, 2014

$37,916	$31,153	$35,253	$214

AMOUNT RECOVERED
CLASS	BY CLASS

Class R6	$214

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $29,505 for the year ended August 31, 2014. Of this amount, $4,910 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,004 was paid as sales commissions to broker-dealers and $591 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes

28	Natural Resources Fund | Annual report

of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

Class A	$29,898	$13,371	$20,251	$6,799
Class I	—	2,515	19,011	1,993
Class R6	—	21	21,784	325
Class 1	64,890	—	—	—
Total	$94,788	$15,907	$61,046	$9,117

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

	Year ended 8-31-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	315,792	$5,742,818	231,547	$3,886,844
Distributions reinvested	1,041	17,381	616	10,215
Repurchased	(251,131)	(4,485,726)	(355,430)	(5,973,483)

Net increase (decrease)	65,702	$1,274,473	(123,267)	($2,076,424)

Class I shares

Sold	65,748	$1,195,977	80,878	$1,337,324
Distributions reinvested	520	8,667	1,812	30,012
Repurchased	(451,751)	(7,848,914)	(186,559)	(3,127,914)

Net decrease	(385,483)	($6,644,270)	(103,869)	($1,760,578)

Class R6 shares

Sold	2,280	$43,202	742	$12,443
Distributions reinvested	4	65	—	—
Repurchased	(6)	(99)	(2)	(40)

Net increase	2,278	$43,168	740	$12,403

Class 1 shares

Sold	710,316	$13,028,862	289,762	$4,901,059
Distributions reinvested	48,882	821,221	51,592	860,547
Repurchased	(1,428,749)	(25,244,026)	(1,916,133)	(32,189,678)

Net increase	(669,551)	($11,393,943)	(1,574,779)	($26,428,072)

Annual report | Natural Resources Fund	29

	Year ended 8-31-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,897,020	$66,267,957	6,329,366	$103,151,745
Distributions reinvested	303,637	5,061,626	231,604	3,833,049
Repurchased	(1,793,592)	(30,877,585)	(3,585,742)	(60,106,162)
Net increase	2,407,065	$40,451,998	2,975,228	$46,878,632

Total net increase	1,420,011	$23,731,426	1,174,053	$16,625,961

Affiliates of the fund owned 62% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,663,696,151 and $1,640,420,379, respectively, for the years ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 84.5% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	24.5%
John Hancock Lifestyle Growth Portfolio	24.2%
John Hancock Lifestyle Aggressive Portfolio	10.8%
John Hancock Lifestyle Moderate Portfolio	5.4%

30	Natural Resources Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Natural Resources Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Natural Resources Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

Annual report | Natural Resources Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

32	Natural Resources Fund | Annual report

Evaluation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company, LLP (the Subadvisor), for John Hancock Natural Resources Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014. As described in a later section of this report, the Subadvisory Agreement with Wellington Management Company LLP was terminated on July 17, 2014 by the Board simultaneously with the hiring of Jennison Associates LLC as a subadvisor to the fund.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Annual report | Natural Resources Fund	33

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

34	Natural Resources Fund | Annual report

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board took into account management’s discussion of the fund’s performance and potential options with respect to the Fund’s investment strategy. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses, noting that the fund is subject to a voluntary fee waiver, which reduces certain expenses of the fund. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/ or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Annual report | Natural Resources Fund	35

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot

36	Natural Resources Fund | Annual report

be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

Annual report | Natural Resources Fund	37

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement. The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is being monitored and reasonably addressed;

(3) subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	Natural Resources Fund | Annual report

Evaluation of Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the subadvisory agreement with between John Hancock Advisers, LLC (the Advisor) and Jennison Associates LLC (Jennison or the Subadvisor) (Subadvisory Agreement) for John Hancock Natural Resources Fund (the fund). At the June 23–25, 2014 meeting, the Board approved the Subadvisory Agreement and the termination of a subadvisory agreement, dated January 1, 2014, between John Hancock Advisers, LLC and Wellington Management Company, LLP (Wellington) for the fund (Wellington Agreement). Jennison succeeded Wellington as sub-advisor to the fund, effective at the close of business on July 17, 2014. The Subadvisor replaced Wellington as the fund’s subadvisor effective at the close of business on July 17, 2014. The Advisor continue to respectively serve as the fund’s investment advisor.

Approval of Subadvisory Agreement

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the new Subadvisory Agreement between the Advisor and Jennison with respect to the fund.

In considering the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for relevant indices, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services to be provided by the Subadvisor under the Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by the Subadvisor to the fund, including an in-person presentation from the Subadvisor with respect to the fund at the meeting, during which representatives from the Subadvisor responded to questions from the Independent Trustees. The Board took into account its knowledge of the Subadvisor from services that it provides as subadvisor to other funds in the John Hancock Group of Funds.

Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees discussed the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities market and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Jennison Agreement, the Board considered:

(1) information relating to Jennison’s business, including current subadvisory services to other funds in the John Hancock Group of Funds;

(2) the historical performance of the fund under the management of Wellington, which included comparative performance information relating to the fund’s benchmark and comparable funds, and the performance of a comparable mutual fund managed by Jennison;

Annual report | Natural Resources Fund	39

(3) the subadvisory fee for the fund, including any breakpoints and comparative fee information, to the extent applicable; and

(4) information relating to the nature and scope of any material relationships and their significance to Jennison, as applicable.

Nature, extent, and quality of services. With respect to the services to be provided to the fund by Jennison, the Board considered information provided to the Board by Jennison. The Board also took into account information presented during the past year with respect to two other funds within the John Hancock Group of Funds managed by Jennison, including information provided in connection with the Board’s annual evaluation of the advisory and subadvisory agreements with respect to such funds that were considered at the June 23–25, 2014 Board meeting, as well as at an in-person meeting held on May 27–29, 2014. The Board considered Jennison’s current level of staffing and its overall resources. The Board reviewed Jennison’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Jennison’s investment and compliance personnel who would provide services to the fund. The Board also considered, among other things, Jennison’s compliance program and any disciplinary history. The Board also considered the Jennison’s risk assessment and monitoring process. The Board considered Jennison’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of Jennison and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with Jennison and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Jennison and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Jennison.

The Board considered Jennison’s investment process and philosophy. The Board took into account that Jennison’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered Jennison’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by Jennison and the profitability to Jennison of its relationship with the fund, the Board noted that the fees under the Jennison Agreement are paid by the Advisor and not the fund. The Board also noted that, based on current assets of the fund, there will be no increase in the advisory fees paid by the fund as a consequence of the execution of the Jennison Agreement. The Board also noted that the subadvisory fees rates would be lower under the Jennison Agreement at higher asset levels and that the Advisor agreed to waive its advisory fees, until December 31, 2014, to the extent necessary to prevent any increase in the amount of the advisory fee that it retains after paying subadvisory fees to Jennison, resulting in a lower effective advisory fee rate.

The Board also relied on the ability of the Advisor to negotiate the Jennison Agreement with Jennison, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Jennison from its relationship with the Trust were not a material factor in the Board’s consideration of the Jennison Agreement.

40	Natural Resources Fund | Annual report

The Board also considered information regarding the nature and scope (including their significance to the Advisor and its affiliates and to Jennison) of any material relationships with respect to Jennison, which includes arrangements, if any, in which Jennison or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans, if any. The Board also considered information and took into account any other potential conflicts of interest the Advisor might have in connection with the Jennison Agreement.

In addition, the Board considered other potential indirect benefits that Jennison and its affiliates may receive from Jennison’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to Jennison. The Board considered that the sub-advisory fee rates under the Jennison Agreement are the same at certain lower assets levels and lower at higher asset levels. The Board also considered that the effective subadvisory fee to be paid to Jennison for managing the fund at the fund’s current level of assets would be lower than the fee previously paid to Wellington. The Board also considered information regarding the fee Jennison receives for providing comparable services to comparable clients, if applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark under the management of Wellington and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Jennison. The Board also noted Jennison’s long-term performance for a similar mutual fund and other accounts.

The Board’s decision to approve the Jennison Agreement was based on a number of determinations, including the following:

(1) Jennison has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment management services to the fund;

(2) A comparable mutual fund managed by Jennison outperformed the fund for the 1-, 3-, and 5-year periods ended March 31, 2014, outperformed the fund’s Morningstar peer group over the 1-, 5-, and 10-year periods ended March 31, 2014, and outperformed the fund’s benchmark index for the 1-, 5-, and 10-year periods ended March 31, 2014;

(3) Jennison has a long and proven track record with respect to managing a mutual fund with an investment objective and strategies similar to those of the fund;

(4) The subadvisory fees for the fund are: (i) competitive and within industry norms; and (ii) paid by the Advisor not the fund, and are a product of arms-length negotiation between the Advisor and Jennison. In addition, approval of the Jennison Agreement will not result in any increase in the advisory fees for the fund;

(5) The subadvisory fees rates under the Jennison Agreement are: (i) competitive and within industry norms; and (ii) lower than the rates under the Wellington Subadvisory Agreement at higher asset levels;

(6) The Advisor agrees to waive its advisory fees, until December 31, 2014, to the extent necessary to prevent the any increase in the amount of the advisory fee that it retains after paying subadvisory fees to Jennison, which could result in a lower effective advisory fee rate;

Annual report | Natural Resources Fund	41

(7) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(8) The subadvisory fee rates under the Jennison Agreement contain breakpoints, and in turn the advisory fee for the fund also has breakpoints, in order to permit shareholders of the fund to benefit from economies of scale.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

42	Natural Resources Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Natural Resources Fund	43

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

44	Natural Resources Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Natural Resources Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

46	Natural Resources Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Jennison Associates LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Natural Resources Fund	47

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Natural Resources Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	354A 8/14
MF198771	10/14

John Hancock
Strategic Income Opportunities Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception[2]	1-year	5-year	10-year	Since inception[2]	as of 8-31-14	as of 8-31-14

Class A3	2.75	7.55	—	6.51	2.75	43.92	—	69.28	2.85	2.85

Class C3	5.28	7.63	—	5.96	5.28	44.41	—	62.09	2.27	2.27

Class I3,4	7.40	8.83	—	7.61	7.40	52.69	—	84.32	3.37	3.34

Class R2[3,4]	6.97	8.60	—	7.41	6.97	51.06	—	81.50	2.94	2.94

Class R6[3,4]	7.39	8.88	—	7.65	7.39	53.00	—	85.01	3.29	0.87

Class NAV[4]	7.44	8.95	—	7.70	7.44	53.48	—	85.65	3.51	3.49

Index†	5.66	4.48	—	5.34	5.66	24.50	—	54.25	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.19	1.90	0.88	2.56	6.46	0.72
Net (%)	1.16	1.86	0.86	1.21	0.70	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Strategic Income Opportunities Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3,5	4-28-06	$16,209	$16,209	$15,425

Class I3,4	4-28-06	18,432	18,432	15,425

Class R2[3,4]	4-28-06	18,150	18,150	15,425

Class R6[3,4]	4-28-06	18,501	18,501	15,425

Class NAV[4]	4-28-06	18,565	18,565	15,425

The values shown in the chart for Class A with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 Class A, Class C, and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6, and Class R2 shares, as applicable.

4 For certain types of investors, as described in the fund’s prospectuses.

5 The contingent deferred sales charge is not applicable.

Annual report | Strategic Income Opportunities Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The past 12 months marked a period of uneven economic growth on the global stage, although a wide range of asset classes notched solid gains. In the United States, the U.S. Federal Reserve finally began the much-anticipated tapering of its bond-buying program (known as quantitative easing) in January, and is slated to end the program altogether in October.

Economic growth was disappointing in the first quarter of 2014 amid a bitterly cold winter, but growth snapped back in the second quarter. Against this backdrop, interest rates (as measured by the yield on 10-year U.S. Treasuries) steadily declined, dropping from more than 3.0% in December 2013 to dip below the 2.4% mark in August 2014.

John Hancock Strategic Income Opportunities Fund’s Class A shares generated a total return of 7.03%, excluding sales charges. By comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.66%.

The biggest contributor to the fund’s performance versus the benchmark index was its allocation to high-yield corporate debt. The story in this segment of the bond market has been the same for some time: Corporations continue to hold very strong balance sheets, and the fundamentals in the asset class are as strong as they’ve been in years. Defaults continue to be well below their long-term historical averages.

On the other hand, the biggest detractor during the period was the fund’s underweight in duration, a measure of interest-rate sensitivity. The fund’s duration has been shorter than that of the benchmark throughout the fiscal year, and as rates generally fell, it benefited the index more than the fund.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Strategic Income Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.00	$5.90	1.16%

Class C	1,000.00	1,013.40	9.44	1.86%

Class I	1,000.00	1,018.80	4.07	0.80%

Class R2	1,000.00	1,015.70	6.15	1.21%

Class R6	1,000.00	1,018.70	4.22	0.83%

Class NAV	1,000.00	1,018.50	3.41	0.67%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.40	$5.90	1.16%

Class C	1,000.00	1,015.80	9.45	1.86%

Class I	1,000.00	1,021.20	4.08	0.80%

Class R2	1,000.00	1,019.10	6.16	1.21%

Class R6	1,000.00	1,021.00	4.23	0.83%

Class NAV	1,000.00	1,021.80	3.41	0.67%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Strategic Income Opportunities Fund | Annual report

Portfolio summary

Portfolio Composition[1,2]

Corporate Bonds	39.9%	Capital Preferred Securities	1.6%

Foreign Government Obligations	22.6%	Convertible Bonds	1.3%

Term Loans	13.1%	Asset Backed Securities	1.0%

Preferred Securities	8.2%	U.S. Government Agency Collateralized
		Mortgage Obligations	0.5%
Collateralized Mortgage Obligations	4.6%
		Purchased Options	0.1%
Common Stocks	2.7%
		Short-Term Investments & Other	4.4%

Quality Composition[1,2,3]

U.S. Government Agency Collateralized		BB	18.4%
Mortgage Obligations	0.5%
		B	20.9%
AAA	13.8%
		CCC & Below	1.7%
AA	5.8%
		Not Rated	1.5%
A	6.6%
		Equities	11.0%
BBB	15.4%
		Short-Term Investments & Other	4.4%

Top 10 Countries[1,2,4]

United States	67.3%	Philippines	2.1%

Australia	4.3%	Malaysia	2.0%

New Zealand	3.1%	Thailand	2.0%

Singapore	2.5%	Canada	1.9%

South Korea	2.2%	Luxembourg	1.6%

See the following page for footnotes.

Annual report | Strategic Income Opportunities Fund	11

Net Currency Exposure[1,5]

United States Dollar	105.5%	Brazilian Real	1.7%

New Zealand Dollar	5.0%	Mexican Peso	1.3%

Pound Sterling	4.6%	Other Currencies	0.3%

Korean Won	2.2%	Euro	–1.1%

Malaysian Ringgit	2.0%	Singapore Dollar	–3.1%

Thailand Baht	2.0%	Australian Dollar	–5.5%

Philippine Peso	1.9%	Canadian Dollar	–16.8%

1 As a percentage of net assets on 8-31-14.

2 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-14 and do not reflect subsequent downgrades or upgrades, if any.

4 Cash and cash equivalents are not included.

5 Net currency exposure, after taking into account the effects of forward contracts.

12	Strategic Income Opportunities Fund | Annual report

Fund’s investments

As of 8-31-14

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 39.9%			$1,840,492,679

(Cost $1,765,967,185)

Consumer Discretionary 7.2%			332,590,693

Auto Components 0.8%

American Axle & Manufacturing, Inc.	6.625	10-15-22	11,250,000	12,093,727

The Goodyear Tire & Rubber Company	7.000	05-15-22	18,125,000	19,756,250

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,266,950

Automobiles 0.6%

Chrysler Group LLC	8.250	06-15-21	1,805,000	2,017,088

Ford Motor Company	4.750	01-15-43	10,520,000	11,021,920

Ford Motor Company	6.625	10-01-28	6,849,000	8,514,738

General Motors Financial Company, Inc.	3.250	05-15-18	4,915,000	4,951,863

Distributors 0.2%

Ferrellgas LP	6.750	01-15-22	9,913,000	10,259,955

Hotels, Restaurants & Leisure 0.2%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 15,553,000	6,541,501

MGM Resorts International	8.625	02-01-19	3,310,000	3,897,525

Household Durables 0.1%

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,343,200

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,627,375

Internet & Catalog Retail 0.5%

QVC, Inc. (S)	4.450	02-15-25	14,075,000	14,088,779

QVC, Inc.	5.950	03-15-43	9,460,000	10,181,013

Media 3.9%

Cablevision Systems Corp.	8.000	04-15-20	9,565,000	10,904,100

Cablevision Systems Corp.	8.625	09-15-17	3,325,000	3,790,500

CBS Corp.	3.700	08-15-24	14,025,000	14,158,616

CBS Outdoor Americas Capital LLC (S)	5.625	02-15-24	10,270,000	10,578,100

CCO Holdings LLC	5.750	01-15-24	14,027,000	14,342,608

CCO Holdings LLC	7.000	01-15-19	12,715,000	13,334,221

Cinemark USA, Inc.	4.875	06-01-23	11,565,000	11,478,263

Cinemark USA, Inc.	5.125	12-15-22	6,470,000	6,575,138

Cinemark USA, Inc.	7.375	06-15-21	3,234,000	3,516,975

DISH DBS Corp.	5.000	03-15-23	9,330,000	9,283,350

DISH DBS Corp.	7.875	09-01-19	19,105,000	22,161,800

Lamar Media Corp.	5.000	05-01-23	5,335,000	5,321,663

Numericable Group SA (S)	6.250	05-15-24	10,360,000	10,683,750

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Sirius XM Radio, Inc. (S)	4.625	05-15-23	8,870,000	$8,559,550

Sirius XM Radio, Inc. (S)	5.250	08-15-22	11,470,000	12,215,550

Sirius XM Radio, Inc. (S)	5.875	10-01-20	10,945,000	11,437,525

Univision Communications, Inc. (S)	6.750	09-15-22	9,112,000	10,000,420

Videotron, Ltd.	7.125	01-15-20	CAD 290,000	282,052

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,313,550

Multiline Retail 0.1%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,529,000	5,017,530

Specialty Retail 0.8%

L Brands, Inc.	5.625	10-15-23	13,940,000	15,020,350

New Look Bondco I PLC (S)	8.750	05-14-18	GBP 4,430,000	7,795,735

The Men’s Wearhouse, Inc. (S)	7.000	07-01-22	14,035,000	14,701,663

Textiles, Apparel & Luxury Goods 0.0%

PVH Corp.	4.500	12-15-22	560,000	555,800

Consumer Staples 2.8%			130,912,444

Beverages 0.4%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,468,000	3,337,831

Constellation Brands, Inc.	3.750	05-01-21	300,000	300,375

Cott Beverages, Inc. (S)	5.375	07-01-22	13,915,000	13,845,425

Food & Staples Retailing 0.1%

Aramark Services, Inc.	5.750	03-15-20	2,355,000	2,466,863

Smithfield Foods, Inc. (S)	5.875	08-01-21	4,215,000	4,510,050

Food Products 1.5%

B&G Foods, Inc.	4.625	06-01-21	15,485,000	15,252,725

HJ Heinz Company	4.250	10-15-20	14,475,000	14,674,031

JBS Investments GmbH (S)	7.750	10-28-20	3,520,000	3,801,600

Post Holdings, Inc. (S)	6.000	12-15-22	5,825,000	5,737,625

Post Holdings, Inc. (S)	6.750	12-01-21	14,755,000	15,031,656

TreeHouse Foods, Inc.	4.875	03-15-22	12,830,000	13,070,563

Household Products 0.4%

Harbinger Group, Inc.	7.875	07-15-19	17,220,000	18,683,700

Tobacco 0.4%

Alliance One International, Inc.	9.875	07-15-21	20,200,000	20,200,000

Energy 4.4%			204,757,289

Energy Equipment & Services 0.2%

Calfrac Holdings LP (S)	7.500	12-01-20	3,830,000	4,069,375

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	7,401,100

Gas Utilities 0.2%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	8,870,000	8,603,900

Oil, Gas & Consumable Fuels 4.0%

Arch Coal, Inc.	7.000	06-15-19	2,640,000	1,881,000

Arch Coal, Inc.	7.250	06-15-21	9,120,000	6,042,000

Baytex Energy Corp. (S)	5.625	06-01-24	11,085,000	11,085,000

Bill Barrett Corp.	7.000	10-15-22	7,555,000	7,781,650

Ecopetrol SA	4.250	09-18-18	1,535,000	1,646,288

14	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Ecopetrol SA	5.875	09-18-23	4,480,000	$5,129,600

EP Energy LLC	7.750	09-01-22	6,040,000	6,779,900

EP Energy LLC	9.375	05-01-20	31,228,000	35,209,570

MarkWest Energy Partners LP	6.500	08-15-21	2,165,000	2,305,725

MEG Energy Corp. (S)	6.375	01-30-23	10,235,000	10,849,100

Petrobras Global Finance BV	4.375	05-20-23	16,465,000	16,245,686

Petrobras International Finance Company	5.375	01-27-21	3,940,000	4,153,942

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,432,700

Petroleos Mexicanos (S)	7.650	11-24-21	MXN 132,977,000	11,004,029

Sabine Pass Liquefaction LLC	5.625	02-01-21	2,405,000	2,537,275

Sabine Pass Liquefaction LLC	5.625	04-15-23	11,600,000	12,064,000

Samson Investment Company	9.750	02-15-20	7,700,000	7,854,000

Sanchez Energy Corp. (S)	6.125	01-15-23	10,385,000	10,748,475

SandRidge Energy, Inc.	7.500	02-15-23	7,115,000	7,399,600

SM Energy Company	5.000	01-15-24	8,890,000	8,978,900

The Williams Companies, Inc.	4.550	06-24-24	12,465,000	12,554,474

Financials 12.8%			592,846,063

Banks 4.8%

ANZ National International, Ltd.	2.950	07-27-15	SGD 2,750,000	2,240,845

Asian Development Bank	3.250	07-20-17	NZD 11,400,000	9,255,975

Bancolombia SA	5.950	06-03-21	4,695,000	5,232,578

Bank of America Corp. (P)	0.991	09-15-26	26,395,000	23,235,360

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	6,620,000	7,315,100

Citigroup, Inc.	6.250	06-29-17	NZD 8,565,000	7,405,898

Citigroup, Inc. (5.900% to 2-15-23, then
3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	12,670,000	12,709,657

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	12,410,000	12,518,588

Eagle Bancorp, Inc.	5.750	09-01-24	4,460,000	4,538,050

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	14,730,000	14,030,325

First Niagara Financial Group, Inc.	7.250	12-15-21	14,175,000	16,368,142

Independent Bank Group, Inc.	5.875	08-01-24	6,165,000	6,257,475

International Finance Corp.	3.875	02-26-18	NZD 12,705,000	10,438,857

International Finance Corp.	10.000	06-12-17	BRL 15,285,000	6,832,330

JPMorgan Chase & Company	4.250	11-02-18	NZD 13,905,000	11,274,431

National Australia Bank, Ltd.	6.000	02-15-17	AUD 14,740,000	14,655,213

Oversea-Chinese Banking Corp., Ltd. (4.000%
to 10-15-19, then 5 year U.S. Swap Rate +
2.203%) (S)	4.000	10-15-24	9,920,000	10,111,317

Regions Bank	6.450	06-26-37	1,250,000	1,490,264

Regions Financial Corp.	7.375	12-10-37	3,970,000	5,100,394

Synovus Financial Corp.	5.125	06-15-17	10,985,000	11,259,625

Synovus Financial Corp.	7.875	02-15-19	5,005,000	5,655,650

The PNC Financial Services Group, Inc. (P)(Q)	4.454	10-14-14	4,140,000	4,143,105

Westpac Banking Corp.	5.000	10-21-19	GBP 3,115,000	5,801,656

Westpac Banking Corp.	7.250	02-11-20	AUD 5,300,000	5,739,421

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	8,290,000	7,952,597

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Capital Markets 0.6%

Hongkong Land Treasury Services (Singapore)
Pte, Ltd.	3.860	12-29-17	SGD 2,500,000	$2,088,990

Stifel Financial Corp.	4.250	07-18-24	22,280,000	22,669,477

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 5,250,000	4,440,999

Consumer Finance 0.4%

Credit Acceptance Corp. (S)	6.125	02-15-21	7,165,000	7,379,950

Trust F/1401 (S)	5.250	12-15-24	10,470,000	11,098,200

Diversified Financial Services 4.6%

European Investment Bank	4.250	02-04-15	NOK 70,100,000	11,427,998

European Investment Bank (S)	6.000	01-25-16	BRL 12,000,000	5,100,737

European Investment Bank	6.500	09-10-14	NZD 3,920,000	3,280,464

General Electric Capital Australia Funding
Pty, Ltd.	5.750	02-17-17	AUD 1,235,000	1,219,509

General Electric Capital Australia Funding
Pty, Ltd.	7.000	10-08-15	AUD 5,660,000	5,511,020

General Electric Capital Corp.	4.250	01-17-18	NZD 5,515,000	4,551,626

General Electric Capital Corp.	4.875	04-05-16	SEK 41,000,000	6,236,611

General Electric Capital Corp.	6.250	09-29-20	GBP 2,300,000	4,560,312

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	12,650,000	14,911,188

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 14,055,000	11,866,682

Inter-American Development Bank	3.750	10-09-18	AUD 8,825,000	8,409,746

Inter-American Development Bank	6.500	08-20-19	AUD 12,200,000	13,018,593

International Bank for Reconstruction
& Development	1.375	06-23-19	SEK 75,040,000	10,978,059

International Bank for Reconstruction
& Development	2.125	05-29-17	NOK 31,200,000	5,076,348

International Bank for Reconstruction
& Development	3.375	08-13-17	NZD 5,170,000	4,207,452

International Bank for Reconstruction
& Development	3.750	01-23-19	AUD 8,355,000	7,955,986

International Bank for Reconstruction
& Development	4.500	08-16-16	NZD 16,555,000	13,938,736

International Bank for Reconstruction
& Development	4.625	02-26-19	NZD 12,465,000	10,461,963

International Bank for Reconstruction
& Development	5.375	12-15-14	NZD 7,930,000	6,660,189

KFW	4.000	12-15-14	NOK 39,250,000	6,372,686

KFW	5.750	05-13-15	AUD 15,350,000	14,638,684

KFW	6.000	01-19-16	AUD 10,200,000	9,942,828

KFW	6.000	08-20-20	AUD 18,700,000	19,768,343

Nationstar Mortgage LLC	7.875	10-01-20	1,920,000	1,977,600

Nationstar Mortgage LLC	9.625	05-01-19	8,127,000	9,000,653

Insurance 1.1%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	29,455,000	40,574,263

MetLife, Inc.	6.400	12-15-36	5,295,000	5,970,113

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,630,000	6,034,797

16	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts 0.6%

American Tower Corp.	4.700	03-15-22	3,195,000	$3,426,494

American Tower Corp.	7.000	10-15-17	5,072,000	5,843,862

Corrections Corp. of America	4.125	04-01-20	7,610,000	7,543,413

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,446,188

Host Hotels & Resorts LP	5.250	03-15-22	4,975,000	5,532,787

Real Estate Management & Development 0.7%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 7,750,000	6,533,739

Realogy Group LLC (S)	7.875	02-15-19	20,240,000	21,454,400

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	3,171,525

Health Care 4.4%			201,534,779

Health Care Providers & Services 2.8%

Community Health Systems, Inc. (S)	6.875	02-01-22	12,880,000	13,685,000

Community Health Systems, Inc.	7.125	07-15-20	2,170,000	2,349,025

Community Health Systems, Inc.	8.000	11-15-19	7,040,000	7,656,000

HCA Holdings, Inc.	6.250	02-15-21	15,513,000	16,870,388

HCA, Inc.	5.000	03-15-24	14,450,000	14,720,938

HCA, Inc.	7.500	02-15-22	13,685,000	15,943,025

HCA, Inc.	8.000	10-01-18	1,600,000	1,872,000

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	32,455,000	33,915,475

Tenet Healthcare Corp.	4.375	10-01-21	17,886,000	17,751,855

WellCare Health Plans, Inc.	5.750	11-15-20	5,171,000	5,358,449

Pharmaceuticals 1.6%

Endo Finance LLC (S)	5.750	01-15-22	6,925,000	7,046,188

Endo Finance LLC (S)	7.250	01-15-22	6,715,000	7,277,381

Forest Laboratories, Inc. (S)	4.875	02-15-21	15,790,000	17,364,974

Forest Laboratories, Inc. (S)	5.000	12-15-21	16,600,000	18,307,393

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	13,265,000	13,629,788

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	240,000	255,000

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	6,910,000	7,531,900

Industrials 1.6%			72,337,025

Airlines 0.5%

Air Canada (S)	6.750	10-01-19	2,830,000	3,049,325

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	1,295,992	1,522,791

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,965,753	2,307,401

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,875,000	6,400,989

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,817,595

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	1,891,282	2,137,148

US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	6,013,800	6,825,663

Commercial Services & Supplies 0.3%

Iron Mountain, Inc.	5.750	08-15-24	11,400,000	11,713,500

Industrial Conglomerates 0.3%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,480,000	4,939,200

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	8,405,000	8,636,138

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Marine 0.5%

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	19,460,000	$20,141,100

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,740,000	2,846,175

Information Technology 0.6%			24,884,346

IT Services 0.2%

IBM Corp.	2.750	12-21-20	GBP 5,515,000	9,309,821

Semiconductors & Semiconductor Equipment 0.3%

Micron Technology, Inc. (S)	5.875	02-15-22	11,420,000	12,233,675

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,340,850

Materials 2.4%			109,171,657

Construction Materials 0.4%

Cemex Finance LLC (S)	9.375	10-12-22	9,510,000	11,221,800

Votorantim Cimentos SA (S)	7.250	04-05-41	7,010,000	7,539,956

Containers & Packaging 1.3%

Ball Corp.	4.000	11-15-23	14,085,000	13,486,388

Ball Corp.	6.750	09-15-20	12,765,000	13,435,163

Crown Americas LLC	4.500	01-15-23	11,250,000	11,039,063

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,099,500

Sealed Air Corp. (S)	6.500	12-01-20	13,250,000	14,575,000

Metals & Mining 0.7%

ArcelorMittal	7.250	03-01-41	9,390,000	9,941,663

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,165,000	14,341,622

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	2,595,000	3,443,827

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	2,004,093

Vale Overseas, Ltd.	4.625	09-15-20	2,805,000	3,043,582

Telecommunication Services 1.5%			68,932,084

Diversified Telecommunication Services 1.2%

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,159,950

Frontier Communications Corp.	7.125	01-15-23	10,420,000	10,993,100

Frontier Communications Corp.	9.250	07-01-21	1,815,000	2,150,775

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	3,402,399

T-Mobile USA, Inc.	6.125	01-15-22	16,135,000	16,719,894

T-Mobile USA, Inc.	6.250	04-01-21	5,882,000	6,102,575

T-Mobile USA, Inc.	6.625	04-01-23	3,450,000	3,631,125

T-Mobile USA, Inc.	6.836	04-28-23	3,940,000	4,181,325

Verizon Communications, Inc. (P)	1.981	09-14-18	4,995,000	5,257,053

Wireless Telecommunication Services 0.3%

SBA Telecommunications, Inc.	5.750	07-15-20	3,495,000	3,687,225

SBA Tower Trust (S)	5.101	04-17-17	4,191,000	4,452,938

SoftBank Corp. (S)	4.500	04-15-20	7,070,000	7,193,725

Utilities 2.2%			102,526,299

Electric Utilities 0.6%

Abengoa Transmision Sur SA (S)	6.875	04-30-43	5,330,000	5,863,000

NRG Yield Operating LLC (S)	5.375	08-15-24	6,000,000	6,210,000

RJS Power Holdings LLC (S)	5.125	07-15-19	15,600,000	15,795,000

18	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Gas Utilities 0.0%

Southern Gas Networks PLC	4.875	12-21-20	GBP 805,000	$1,481,712

Independent Power and Renewable Electricity Producers 1.3%

Calpine Corp.	5.750	01-15-25	16,730,000	16,897,300

Calpine Corp. (S)	5.875	01-15-24	1,541,000	1,648,870

Calpine Corp. (S)	6.000	01-15-22	12,281,000	13,232,778

Dynegy, Inc.	5.875	06-01-23	10,100,000	9,822,250

NRG Energy, Inc. (S)	6.250	05-01-24	7,690,000	7,939,925

NRG Energy, Inc.	6.625	03-15-23	10,250,000	10,865,000

Multi-Utilities 0.3%

NiSource Finance Corp.	4.800	02-15-44	3,930,000	4,019,938

NiSource Finance Corp.	5.650	02-01-45	7,565,000	8,750,526

Foreign Government Obligations 22.6%			$1,043,020,688

(Cost $1,049,606,990)

Australia 3.1%			141,580,050

New South Wales Treasury Corp.	6.000	05-01-20	AUD 37,015,000	39,510,171

Queensland Treasury Corp. (S)	4.000	06-21-19	AUD 21,695,000	21,013,729

Queensland Treasury Corp.	5.500	06-21-21	AUD 10,410,000	10,924,491

Queensland Treasury Corp.	6.000	10-21-15	AUD 27,105,000	26,265,361

Queensland Treasury Corp.	6.000	04-21-16	AUD 44,608,000	43,866,298

Bermuda 0.3%			14,553,300

Government of Bermuda (S)	4.854	02-06-24	13,960,000	14,553,300

Brazil 1.1%			49,157,652

Federative Republic of Brazil	10.000	01-01-21	BRL 38,265,000	16,480,326

Federative Republic of Brazil	10.000	01-01-23	BRL 28,750,000	12,269,629

Federative Republic of Brazil	10.250	01-10-28	BRL 24,952,000	11,731,954

Federative Republic of Brazil	12.500	01-05-16	BRL 18,540,000	8,675,743

Canada 0.7%			30,050,345

Export Development Canada	3.250	08-08-17	AUD 6,135,000	5,774,081

Government of Canada	1.250	03-01-18	CAD 2,905,000	2,669,645

Province of Ontario	6.250	06-16-15	NZD 12,870,000	10,945,306

Province of Ontario	6.250	09-29-20	AUD 5,965,000	6,307,762

Province of Quebec	6.750	11-09-15	NZD 5,060,000	4,353,551

Malaysia 2.0%			92,425,464

Government of Malaysia	3.314	10-31-17	MYR 14,350,000	4,521,884

Government of Malaysia	3.741	02-27-15	MYR 105,000,000	33,415,384

Government of Malaysia	3.835	08-12-15	MYR 69,750,000	22,243,766

Government of Malaysia	4.262	09-15-16	MYR 99,672,000	32,244,430

Mexico 1.0%			48,509,175

Government of Mexico	5.000	06-15-17	MXN 233,003,100	18,357,795

Government of Mexico	6.000	06-18-15	MXN 160,075,000	12,522,812

Government of Mexico	8.000	12-07-23	MXN 198,247,500	17,628,568

New Zealand 3.1%			144,796,565

Dominion of New Zealand	5.000	03-15-19	NZD 39,885,000	34,805,699

Dominion of New Zealand	6.000	04-15-15	NZD 25,105,000	21,310,279

Dominion of New Zealand	6.000	12-15-17	NZD 59,260,000	52,809,268

Dominion of New Zealand	6.000	05-15-21	NZD 38,470,000	35,871,319

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Norway 1.4%			$66,421,119

Government of Norway	4.500	05-22-19	NOK 191,128,000	34,698,122

Government of Norway	5.000	05-15-15	NOK 191,822,000	31,722,997

Peru 0.2%			10,941,575

Republic of Peru	7.350	07-21-25	8,135,000	10,941,575

Philippines 1.9%			89,034,415

Republic of Philippines	4.950	01-15-21	PHP 659,000,000	16,059,346

Republic of Philippines	5.875	12-16-20	PHP 321,278,240	8,175,912

Republic of Philippines	6.250	01-14-36	PHP 895,000,000	22,067,087

Republic of Philippines	6.500	04-28-21	PHP 792,600,000	20,982,358

Republic of Philippines	7.375	03-03-21	PHP 313,800,000	8,623,915

Republic of Philippines	8.125	12-16-35	PHP 419,020,160	13,125,797

Singapore 2.0%			90,424,930

Republic of Singapore	2.375	04-01-17	SGD 36,300,000	30,449,773

Republic of Singapore	2.500	06-01-19	SGD 10,700,000	9,040,401

Republic of Singapore	2.875	07-01-15	SGD 27,350,000	22,357,128

Republic of Singapore	3.250	09-01-20	SGD 32,710,000	28,577,628

South Korea 2.2%			101,457,384

Korea Treasury Bond Coupon Strips	3.100	09-10-14	KRW 654,810,000	645,515

Korea Treasury Bond Coupon Strips	3.436	09-10-18	KRW 654,810,000	580,040

Korea Treasury Bond Coupon Strips	3.437	03-10-18	KRW 654,810,000	589,368

Korea Treasury Bond Coupon Strips	3.445	03-10-17	KRW 654,810,000	606,432

Korea Treasury Bond Coupon Strips	3.445	09-10-17	KRW 654,810,000	598,170

Korea Treasury Bond Coupon Strips	3.454	09-10-16	KRW 654,810,000	614,783

Korea Treasury Bond Coupon Strips	3.462	03-10-16	KRW 654,810,000	622,786

Korea Treasury Bond Coupon Strips	3.469	09-10-15	KRW 654,810,000	630,549

Korea Treasury Bond Coupon Strips	3.482	03-10-15	KRW 654,810,000	638,083

Korea Treasury Bond Principal Strips	3.436	09-10-18	KRW 22,776,000,000	20,175,297

Republic of Korea	3.250	06-10-15	KRW 19,800,000,000	19,661,979

Republic of Korea	3.500	03-10-17	KRW 36,660,000,000	37,018,085

Republic of Korea	4.000	03-10-16	KRW 18,900,000,000	19,076,297

Sweden 1.6%			72,373,891

Kingdom of Sweden	3.000	07-12-16	SEK 151,150,000	22,750,235

Kingdom of Sweden	3.750	08-12-17	SEK 162,735,000	25,598,145

Kingdom of Sweden	5.000	12-01-20	SEK 134,390,000	24,025,511

Thailand 2.0%			91,294,823

Bank of Thailand	3.200	10-22-14	THB 1,036,250,000	32,491,661

Kingdom of Thailand	3.250	06-16-17	THB 1,844,000,000	58,803,162

Capital Preferred Securities 1.6%			$74,321,971

(Cost $73,156,342)

Financials 1.6%			74,321,971

Banks 1.1%

M&T Capital Trust III	9.250	02-01-27	480,000	486,189

SunTrust Preferred Capital I (P)(Q)	4.000	10-14-14	9,340,000	7,565,400

USB Capital IX (P)(Q)	3.500	10-14-14	18,244,000	15,416,180

Wachovia Capital Trust III (P)(Q)	5.570	10-14-14	27,585,000	27,033,300

20	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services 0.5%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	09-29-14	19,065,000	$15,537,975

JPMorgan Chase Capital XXIII (P)	1.234	05-15-47	10,046,000	8,282,927

Convertible Bonds 1.3%			$61,904,542

(Cost $50,445,024)

Consumer Discretionary 0.2%				9,483,001

Household Durables 0.1%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	4,467,188

Internet & Catalog Retail 0.1%

Liberty Interactive LLC	0.750	03-30-43	3,700,000	5,015,813

Consumer Staples 0.1%				6,367,031

Tobacco 0.1%

Vector Group, Ltd. (P)	2.500	01-15-19	4,380,000	6,367,031

Financials 0.3%			12,637,706

Thrifts & Mortgage Finance 0.3%

MGIC Investment Corp.	2.000	04-01-20	9,035,000	12,637,706

Health Care 0.3%			15,120,176

Health Care Providers & Services 0.3%

WellPoint, Inc.	2.750	10-15-42	9,294,000	15,120,176

Industrials 0.2%			10,632,478

Trading Companies & Distributors 0.2%

Air Lease Corp.	3.875	12-01-18	7,115,000	10,632,478

Information Technology 0.2%				7,664,150

Semiconductors & Semiconductor Equipment 0.2%

Intel Corp.	3.250	08-01-39	4,535,000	7,664,150

Term Loans (M) 13.1%			$602,596,174

(Cost $603,546,404)

Consumer Discretionary 3.0%			136,972,054

Automobiles 0.4%

Chrysler Group LLC	3.250	12-31-18	16,916,388	16,751,453

Hotels, Restaurants & Leisure 0.7%

Four Seasons Holdings, Inc.	3.500	06-27-20	14,882,538	14,746,109

Hilton Worldwide Finance LLC	3.500	10-26-20	16,651,216	16,528,647

Media 1.0%

Clear Channel Communications, Inc.	6.907	01-30-19	11,630,802	11,409,096

Clear Channel Communications, Inc.	7.657	07-30-19	3,618,449	3,601,004

RentPath, Inc.	6.250	05-29-20	11,781,000	11,854,631

Univision Communications, Inc.	4.000	03-01-20	8,586,378	8,527,347

Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	8,910,000	8,787,488

Multiline Retail 0.6%

Hudson’s Bay Company	4.750	11-04-20	15,609,375	15,694,743

Lands’ End, Inc.	4.250	04-04-21	13,351,538	13,212,455

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Specialty Retail 0.3%

The Men’s Wearhouse, Inc.	4.500	06-18-21	15,790,000	$15,859,081

Consumer Staples 1.7%			78,398,309

Food & Staples Retailing 1.0%

Aramark Services, Inc.	3.250	02-24-21	22,920,913	22,634,401

Rite Aid Corp.	3.500	02-21-20	10,882,725	10,814,708

Rite Aid Corp.	5.750	08-21-20	1,035,000	1,046,644

SUPERVALU, Inc.	4.500	03-21-19	11,561,816	11,462,719

Food Products 0.7%

Big Heart Pet Brands	3.500	03-08-20	6,917,033	6,791,661

HJ Heinz Company	3.500	06-05-20	25,683,491	25,648,176

Financials 1.9%			88,498,150

Capital Markets 0.2%

La Quinta Intermediate Holdings LLC	4.000	04-14-21	8,623,476	8,601,918

Diversified Financial Services 0.8%

Carestream Health, Inc.	5.000	06-07-19	25,561,774	25,561,774

Carestream Health, Inc.	9.500	12-07-19	14,434,023	14,614,448

Insurance 0.4%

HUB International, Ltd.	4.250	10-02-20	17,461,063	17,303,913

Real Estate Investment Trusts 0.5%

Crown Castle Operating Company	3.000	01-31-21	22,557,079	22,416,097

Health Care 3.4%			158,250,869

Health Care Equipment & Supplies 0.5%

Biomet, Inc.	3.663	07-25-17	22,048,292	22,010,391

Health Care Providers & Services 1.2%

Catalent Pharma Solutions, Inc.	4.500	05-20-21	6,532,356	6,530,024

Community Health Systems, Inc.	4.250	01-27-21	19,674,098	19,720,214

Kindred Healthcare, Inc.	4.000	04-09-21	6,315,000	6,271,584

National Mentor Holdings, Inc.	4.750	01-31-21	6,592,611	6,584,370

Opal Acquisition, Inc.	5.000	11-27-20	10,258,450	10,256,316

Ortho-Clinical Diagnostics, Inc.	4.750	06-30-21	8,700,000	8,690,334

Pharmaceuticals 1.7%

Endo Luxembourg Finance I Company Sarl	3.250	02-28-21	12,708,150	12,622,764

Grifols Worldwide Operations USA, Inc.	3.157	02-27-21	16,450,400	16,322,449

Mallinckrodt International Finance SA	3.500	03-19-21	29,186,163	29,052,402

Salix Pharmaceuticals, Ltd.	4.250	01-02-20	13,488,446	13,494,071

Valeant Pharmaceuticals International, Inc.	3.750	08-05-20	6,719,043	6,695,950

Industrials 0.9%			41,123,780

Airlines 0.4%

Delta Air Lines, Inc.	3.250	04-20-17	13,948,729	13,878,986

US Airways, Inc.	3.500	05-23-19	6,920,100	6,849,169

Professional Services 0.2%

Capital Safety North America Holdings, Inc.	3.750	03-29-21	8,309,175	8,236,470

Trading Companies & Distributors 0.3%

American Builders & Contractors Supply
Company, Inc.	3.500	04-16-20	12,287,150	12,159,155

22	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Information Technology 0.7%			$32,102,580

Electronic Equipment, Instruments & Components 0.4%

Dell International LLC	4.500	04-29-20	16,655,721	16,690,415

Software 0.3%

First Data Corp.	3.655	03-23-18	5,188,092	5,127,563

First Data Corp.	3.655	09-24-18	1,245,000	1,229,438

First Data Corp.	4.155	03-24-21	1,892,705	1,886,790

IMS Health, Inc.	3.500	03-17-21	7,256,813	7,168,374

Materials 0.5%			23,388,677

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-08-20	12,075,136	11,833,633

Metals & Mining 0.2%

FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	6,336,567	6,309,281

Signode Industrial Group US, Inc.	4.000	05-01-21	5,295,407	5,245,763

Telecommunication Services 0.1%				5,353,644

Wireless Telecommunication Services 0.1%

SBA Senior Finance II LLC	3.250	03-24-21	5,410,000	5,353,644

Utilities 0.9%			38,508,111

Electric Utilities 0.5%

La Frontera Generation LLC	4.500	09-30-20	17,788,440	17,832,911

Texas Competitive Electric Holdings
Company LLC	3.750	05-05-16	4,871,793	4,900,722

Independent Power and Renewable Electricity Producers 0.4%

Dynegy, Inc.	4.000	04-23-20	15,810,051	15,774,478

Collateralized Mortgage Obligations 5.1%			$237,482,257

(Cost $233,238,114)

Commercial & Residential 4.6%			215,461,248

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.647	04-25-35	3,122,611	3,114,343

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.754	12-25-46	28,025,269	2,128,217

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,196,482

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.955	05-10-45	3,540,000	3,819,267
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,439,362

Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.466	04-20-35	10,828,770	10,323,446

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.734	01-25-35	3,365,636	3,371,640
Series 2005-2, Class A1 (P)	2.580	03-25-35	2,111,865	2,141,869

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01-25-35	2,891,380	2,805,955
Series 2004-13, Class A1 (P)	0.895	11-25-34	5,100,773	5,096,325
Series 2004-8, Class 1A (P)	0.855	09-25-34	1,029,263	1,002,347
Series 2005-7, Class 11A1 (P)	0.695	08-25-35	2,365,989	2,226,275

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.473	02-25-37	3,172,627	$3,184,585

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.989	12-10-49	3,930,000	4,352,609
Series 2014-TWC, Class D (P)(S)	2.406	02-13-32	8,060,000	8,030,581

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.016	09-19-44	20,822,135	1,143,150
Series 2005-AR2, Class X2 IO	2.739	03-19-45	46,250,332	3,803,479

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.014	07-10-38	5,674,000	6,094,517

GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.594	05-25-34	6,184,744	6,224,184

HarborView Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.163	06-19-34	4,229,086	4,236,943
Series 2004-7, Class 4A (P)	2.673	11-19-34	5,538,678	5,562,583
Series 2005-2, Class IX IO	2.197	05-19-35	12,575,145	790,090
Series 2005-9, Class 2A1A (P)	0.496	06-20-35	3,675,940	3,549,576
Series 2005-9, Class 2A1C (P)	0.606	06-20-35	2,574,337	2,389,708
Series 2005-8, Class 1X IO	2.112	09-19-35	4,778,347	249,234
Series 2007-3, Class ES IO (S)	0.349	05-19-47	11,571,686	122,949
Series 2007-4, Class ES IO	0.349	07-19-47	12,396,327	123,963
Series 2007-6, Class ES IO (S)	0.342	08-19-37	9,702,933	103,094

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.906	11-05-30	5,735,000	5,753,117

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.690	10-25-36	17,311,960	599,617
Series 2005-AR18, Class 1X IO	2.046	10-25-36	17,473,432	1,381,280

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP5, Class AM (P)	5.446	12-15-44	4,175,000	4,389,879

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.060	04-15-45	8,081,000	8,700,797
Series 2007-CB18, Class A4	5.440	06-12-47	4,090,306	4,423,576
Series 2014-INN, Class F (P)(S)	4.155	06-15-29	3,395,000	3,386,917

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,516,815

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.147	12-25-34	2,131,519	2,089,880
Series 2005-A2, Class A2 (P)	2.469	02-25-35	3,189,190	3,215,759
Series 2006-3, Class 2A1 (P)	2.291	10-25-36	2,050,657	2,030,003
Series 2007-1, Class 2A1 (P)	2.552	01-25-37	10,239,750	10,119,546

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.489	01-12-44	5,425,000	5,697,308

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,801,964	2,988,177

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,266,019

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.430	10-25-34	1,669,347	1,653,771
Series 2004-9, Class 1A (P)	5.656	11-25-34	2,128,948	2,111,309

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.465	11-25-35	3,342,794	3,169,086

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.492	12-25-33	3,485,115	3,495,612

24	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.445	12-25-45	4,967,402	$4,682,611
Series 2005-AR2, Class 2A1B (P)	0.525	01-25-45	5,949,609	5,519,512
Series 2005-AR2, Class 2A2B (P)	0.535	01-25-45	4,133,809	3,839,056
Series 2005-AR6, Class 2A1A (P)	0.385	04-25-45	9,207,308	8,779,288
Series 2005-AR8, Class 2AB2 (P)	0.575	07-25-45	4,598,537	4,368,730
Series 2005-AR8, Class 2AB3 (P)	0.515	07-25-45	3,322,814	3,139,541

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	7,406,403	6,672,095

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	3,777,103	3,845,174

U.S. Government Agency 0.5%			22,021,009

Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.805	04-25-24	3,490,000	3,420,888
Series 291, Class IO	3.500	11-15-32	13,465,655	2,409,132
Series 292, Class IO	3.500	11-15-27	9,483,741	1,479,873
Series 296, Class IO	3.000	12-15-27	7,177,539	987,595
Series 304, Class C42 IO	4.000	12-15-27	15,063,830	1,845,230
Series 4077, Class IK IO	5.000	07-15-42	10,720,064	2,289,930

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	12,697,114	1,809,440
Series 2013-39, Class KI IO	4.000	05-25-28	20,497,573	2,634,569
Series 402, Class 3 IO	4.000	11-25-39	1,027,956	200,975
Series 402, Class 4 IO	4.000	10-25-39	1,584,521	288,092
Series 402, Class 7 IO	4.500	11-25-39	2,275,838	455,664
Series 406, Class 3 IO	4.000	01-25-41	5,455,131	861,246
Series 407, Class 4 IO	4.500	03-25-41	8,529,290	1,390,796
Series 407, Class 7 IO	5.000	03-25-41	5,995,238	1,309,346
Series 407, Class 8 IO	5.000	03-25-41	2,988,110	638,233

Asset Backed Securities 1.0%			$48,204,354

(Cost $47,276,141)

Applebee’s/IHOP Funding LLC
Series 2014-1, Class A2 (S)	4.277	09-05-44	11,240,000	11,246,766

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	21,921,125	22,397,164

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	4,610,945	4,893,863

Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.655	06-25-33	1,933,111	1,858,882

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,288,067	3,481,941

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.455	12-25-36	4,492,523	4,325,738

			Shares	Value
Common Stocks 2.7%			$122,106,211

(Cost $105,263,061)

Consumer Discretionary 0.0%				0

Media 0.0%

Vertis Holdings, Inc. (I)			110,794	0

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	25

	Shares	Value
Consumer Staples 0.3%		$10,405,446

Food Products 0.3%

Tyson Foods, Inc. (I)	207,156	10,405,446

Financials 2.4%		111,700,765

Banks 1.9%

City National Corp.	59,867	4,542,708

Commerce Bancshares, Inc.	187,687	8,658,001

Investors Bancorp, Inc.	634,693	6,734,093

Park National Corp.	61,349	4,775,406

PNC Financial Services Group, Inc.	144,725	12,265,444

SunTrust Banks, Inc.	328,570	12,511,946

Synovus Financial Corp.	331,578	8,007,609

Talmer Bancorp, Inc., Class A	831,216	12,185,627

TCF Financial Corp.	267,500	4,226,500

U.S. Bancorp	301,525	12,748,477

Consumer Finance 0.3%

Capital One Financial Corp.	168,445	13,822,597

Insurance 0.2%

MetLife, Inc.	205,012	11,222,357

Preferred Securities 8.2%		$377,972,147

(Cost $362,177,285)

Consumer Staples 0.3%		14,959,150

Food Products 0.3%

Post Holdings, Inc., 5.250%	175,990	14,959,150

Financials 5.0%		228,745,877

Banks 2.6%

First Niagara Financial Group, Inc. (8.6250% to
12-15-17, then 3 month LIBOR + 7.3270%)	173,250	4,920,300

First Tennessee Bank NA, 3.750% (S)	17,017	12,436,769

HSBC USA, Inc., 3.500%	354,999	7,778,028

Huntington Bancshares, Inc., 8.500%	10,050	13,567,500

M&T Bank Corp., Series A, 6.375%	11,955	11,727,855

Regions Financial Corp., 6.375%	366,170	9,113,971

SunTrust Banks, Inc., 4.000%	309,575	6,732,947

U.S. Bancorp, 3.500%	18,202	15,053,600

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	425,675	12,412,683

Wells Fargo & Company (5.850% to 9-15-23,
then 3 month LIBOR + 3.090%)	227,445	5,929,491

Wells Fargo & Company (6.625% to 3-15-24,
then 3 month LIBOR + 3.690%)	296,899	8,354,738

Zions Bancorporation, 6.950%	185,190	5,001,982

Zions Bancorporation, 7.900%	295,750	8,281,000

26	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

			Shares	Value
Capital Markets 0.0%

Hercules Technology Growth Capital, Inc.,
6.250%			47,261	$1,181,525

Diversified Financial Services 0.3%

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)			400,450	10,764,096

Insurance 0.5%

Hartford Financial Services Group, Inc., 7.875%			333,100	10,046,296

MetLife, Inc., 5.000%			361,574	11,342,576

Real Estate Investment Trusts 1.4%

American Tower Corp., 5.250%			116,265	13,165,849

Crown Castle International Corp., 4.500%			201,152	20,968,084

Weyerhaeuser Company, 6.375%			518,550	29,951,448

Thrifts & Mortgage Finance 0.2%

Flagstar Bancorp, Inc.			8,933	10,015,139

Industrials 0.6%			29,960,507

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%			228,706	13,736,082

Machinery 0.3%

Stanley Black & Decker, Inc., 6.250%			139,625	16,224,425

Materials 0.1%				3,715,530

Metals & Mining 0.1%

ArcelorMittal, 6.000%			165,650	3,715,530

Utilities 2.2%			100,591,083

Electric Utilities 1.0%

Exelon Corp., 6.500%			495,563	25,025,932

NextEra Energy, Inc., 5.799%			61,330	3,379,283

NextEra Energy, Inc., 5.889%			216,910	13,530,846

SCE Trust I, 5.625%			190,505	4,642,607

Gas Utilities 0.3%

The Laclede Group, Inc., 6.750%			262,392	14,628,354

Multi-Utilities 0.9%

Dominion Resources, Inc., 6.000%			318,450	18,314,060

Dominion Resources, Inc., 6.375%			414,519	21,070,001

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.0%				$8,225

(Cost $50)

Consumer Discretionary 0.0%				8,225

Lear Corp., Series B	8.750	12-01-16	940,000	8,225

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	27

	Notional par	Value
Purchased Options 0.1%		$5,243,076

(Cost $10,798,554)

Call Options 0.1%		3,774,333

Over the Counter on the USD vs. CAD
(Expiration Date: 1-30-15; Strike Price:
USD $1.12; Counterparty: Morgan Stanley Company, Inc.) (I)	118,905,000	952,667

Over the Counter on the USD vs. CAD
(Expiration Date: 5-6-15; Strike Price:
USD $1.15; Counterparty: Morgan Stanley Company, Inc.) (I)	128,740,000	869,124

Over the Counter on the USD vs. CAD
(Expiration Date: 9-18-14; Strike Price:
$1.16; Counterparty: Morgan Stanley Company, Inc.) (I)	203,125,000	203

Over the Counter on the USD vs. CAD
(Expiration Date: 9-26-14; Strike Price:
$1.15; Counterparty: Morgan Stanley Company, Inc.) (I)	132,615,000	1,989

Over the Counter on the USD vs. CAD
(Expiration Date: 9-3-15; Strike Price:
$1.30; Counterparty: Goldman Sachs & Company) (I)	89,190,000	137,977

Over the Counter on the USD vs. CHF
(Expiration Date: 12-16-14; Strike Price:
USD $0.93; Counterparty: Morgan Stanley Company, Inc.) (I)	133,285,000	1,207,029

Over the Counter on the USD vs. JPY
(Expiration Date: 3-3-15; Strike Price:
$110.50; Counterparty: Morgan Stanley Company, Inc.) (I)	176,485,000	605,344

Put Options 0.0%		1,468,743

Over the Counter on the EUR vs. USD
(Expiration Date: 12-12-2014; Strike Price:
EUR 1.30; Counterparty: Morgan Stanley Company, Inc.) (I)	133,215,000	1,468,743

	Par value	Value
Short-Term Investments 2.5%		$113,716,204

(Cost $113,716,204)

Repurchase Agreement 2.5%		113,716,204

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030%
to be repurchased at $95,143,317 on 9-2-14, collateralized by
$92,142,900 U.S. Treasury Inflation Index Notes, 0.125% due
4-15-18 (valued at $97,046,187, including interest)	95,143,000	95,143,000

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $172,204 on 9-2-14, collateralized by $173,700 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at
$174,446, including interest)	172,204	172,204

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $18,401,000 on 9-2-14, collateralized by $19,040,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $18,773,250, including interest)	18,401,000	18,401,000

Total investments (Cost $4,415,191,354)† 98.1%	$4,527,068,528

Other assets and liabilities, net 1.9%		$90,528,162

Total net assets 100.0%	$4,617,596,690

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

28	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
GBP	Pound Sterling	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	Korean Won	THB	Thai Baht

IO Interest-Only Security— (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $693,979,569 or 15.0% of the fund’s net assets as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $4,439,069,638. Net unrealized appreciation aggregated $87,998,890, of which $173,724,432 related to appreciated investment securities and $85,725,542 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 8-31-14:

United States	67.3%
Australia	4.3%
New Zealand	3.1%
Singapore	2.5%
South Korea	2.2%
Philippines	2.1%
Malaysia	2.0%
Thailand	2.0%
Canada	1.9%
Luxembourg	1.6%
Other Countries	11.0%

Total	100.0%

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $4,415,191,354)	$4,527,068,528
Foreign currency, at value (Cost $19,858,730)	19,778,556
Cash held at broker for futures contracts	20,360,551
Receivable for investments sold	571,362
Receivable for fund shares sold	10,742,291
Receivable for forward foreign currency exchange contracts	46,178,893
Dividends and interest receivable	44,017,813
Receivable for futures variation margin	577,268
Other receivables and prepaid expenses	368,034

Total assets	4,669,663,296

Liabilities

Due to custodian	75,161
Payable for investments purchased	19,652,537
Payable for forward foreign currency exchange contracts	22,063,330
Payable for fund shares repurchased	7,949,918
Distributions payable	805,023
Payable to affiliates
Accounting and legal services fees	95,714
Transfer agent fees	630,417
Distribution and service fees	2,105
Trustees’ fees	599
Investment management fees	87,797
Other liabilities and accrued expenses	704,005

Total liabilities	52,066,606

Net assets	$4,617,596,690

Net assets consist of

Paid-in capital	$4,566,651,732
Undistributed net investment income	16,439,042
Accumulated net realized gain (loss) on investments, futures contracts,
written options and foreign currency transactions	(97,190,276)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options and translation of assets and liabilities in
foreign currencies	131,696,192

Net assets	$4,617,596,690

30	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,111,488,864 ÷ 101,247,230 shares)[1]	$10.98
Class C ($457,691,236 ÷ 41,692,554 shares)[1]	$10.98
Class I ($1,506,384,083 ÷ 137,202,412 shares)	$10.98
Class R2 ($7,800,229 ÷ 710,064 shares)	$10.99
Class R6 ($792,552 ÷ 72,194 shares)	$10.98
Class NAV ($1,533,439,726 ÷ 139,739,863 shares)	$10.97

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$11.44

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sale of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	31

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$187,858,107
Dividends	17,257,480
Less foreign taxes withheld	(859,455)

Total investment income	204,256,132

Expenses

Investment management fees	27,618,989
Distribution and service fees	8,099,848
Accounting and legal services fees	536,876
Transfer agent fees	3,695,708
Trustees’ fees	57,307
State registration fees	249,942
Printing and postage	223,986
Professional fees	162,314
Custodian fees	1,342,094
Registration and filing fees	53,650
Expense recapture	548,175
Other	60,832

Total expenses	42,649,721
Less expense reductions	(479,227)

Net expenses	42,170,494

Net investment income	162,085,638

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(20,385,382)
Futures contracts	(50,324,940)
Written options	1,786,936

(68,923,386)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	203,714,772
Futures contracts	(3,797,225)
Written options	(779,407)

199,138,140

Net realized and unrealized gain	130,214,754

Increase in net assets from operations	$292,300,392

32	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$162,085,638	$158,683,193
Net realized gain (loss)	(68,923,386)	109,165,170
Change in net unrealized appreciation (depreciation)	199,138,140	(168,017,438)

Increase in net assets resulting from operations	292,300,392	99,830,925

Distributions to shareholders
From net investment income
Class A	(48,264,398)	(48,827,687)
Class C	(14,724,374)	(14,211,876)
Class I	(52,527,144)	(44,677,615)
Class R2	(238,142)	(55,469)
Class R6	(29,227)	(12,997)
Class NAV	(63,643,727)	(66,875,691)
From net realized gain
Class A	(13,385,823)	—
Class C	(4,904,503)	—
Class I	(12,560,004)	—
Class R2	(65,897)	—
Class R6	(7,124)	—
Class NAV	(15,406,025)	—

Total distributions	(225,756,388)	(174,661,335)

From fund share transactions	502,837,512	921,195,824

Total increase	569,381,516	846,365,414

Net assets

Beginning of year	4,048,215,174	3,201,849,760

End of year	$4,617,596,690	$4,048,215,174

Undistributed net investment income	$16,439,042	$13,827,792

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	33

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.75	$10.53	$10.25
Net investment income[2]	0.39	0.45	0.51	0.58	0.43
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	0.28	0.34	0.33
Total from investment operations	0.74	0.36	0.79	0.92	0.76
Less distributions
From net investment income	(0.44)	(0.50)	(0.60)	(0.70)	(0.48)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.56)	(0.50)	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.75	$10.53
Total return (%)[3,4]	7.03	3.29	7.61	8.80	7.53[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,111	$1,213	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.19	1.26	1.23	1.26[6]
Expenses including reductions	1.17	1.17	1.17	1.17	1.17[6]
Net investment income	3.58	4.05	4.82	5.28	6.33[6]
Portfolio turnover (%)	48	41	29	40	49[7]

1 The inception date for Class A shares is 1-4-10.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

34	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74	$10.53	$10.25
Net investment income[2]	0.32	0.37	0.44	0.50	0.38
Net realized and unrealized gain (loss) on investments	0.34	(0.08)	0.28	0.33	0.33
Total from investment operations	0.66	0.29	0.72	0.83	0.71
Less distributions
From net investment income	(0.36)	(0.43)	(0.52)	(0.62)	(0.43)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.48)	(0.43)	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.74	$10.53
Total return (%)[3,4]	6.28	2.56	6.96	7.93	6.99[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$458	$434	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.90	1.96	1.95	1.99[6]
Expenses including reductions	1.87	1.87	1.87	1.87	1.87[6]
Net investment income	2.88	3.33	4.10	4.57	5.63[6]
Portfolio turnover (%)	48	41	29	40	49[7]

1 The inception date for Class C shares is 1-4-10.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.75	$10.54	$10.25
Net investment income[2]	0.43	0.49	0.55	0.61	0.46
Net realized and unrealized gain (loss) on investments	0.35	(0.09)	0.27	0.34	0.33
Total from investment operations	0.78	0.40	0.82	0.95	0.79
Less distributions
From net investment income	(0.48)	(0.54)	(0.63)	(0.74)	(0.50)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.60)	(0.54)	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$10.98	$10.80	$10.94	$10.75	$10.54
Total return (%)[3]	7.40	3.65	7.94	9.09	7.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,506	$1,055	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.83	0.86	0.82	0.85[5]
Expenses including reductions	0.82	0.82	0.86	0.82	0.85[5]
Net investment income	3.92	4.38	5.11	5.57	6.69[5]
Portfolio turnover (%)	48	41	29	40	49[6]

1 The inception date for Class I shares is 1-4-10.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	35

CLASS R2 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.81	$10.94	$10.88
Net investment income[2]	0.39	0.41	0.23
Net realized and unrealized gain (loss) on investments	0.34	(0.04)	0.07
Total from investment operations	0.73	0.37	0.30
Less distributions
From net investment income	(0.43)	(0.50)	(0.24)
From net realized gain	(0.12)	—	—
Total distributions	(0.55)	(0.50)	(0.24)
Net asset value, end of period	$10.99	$10.81	$10.94
Total return (%)[3]	6.97	3.34	2.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$5	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	2.33	17.19[6]
Expenses including reductions	1.22	1.22	1.22[6]
Net investment income	3.52	3.85	4.27[6]
Portfolio turnover (%)	48	41	29[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

CLASS R6 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74
Net investment income[2]	0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	0.35	(0.08)	0.28
Total from investment operations	0.78	0.40	0.83
Less distributions
From net investment income	(0.48)	(0.54)	(0.63)
From net realized gain	(0.12)	—	—
Total distributions	(0.60)	(0.54)	(0.63)
Net asset value, end of period	$10.98	$10.80	$10.94
Total return (%)[3]	7.39	3.65	8.08

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.72	6.45	18.33
Expenses including reductions	0.83	0.83	0.83
Net investment income	3.91	4.38	5.19
Portfolio turnover (%)	48	41	29

1 The inception date for Class R6 shares is 9-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Less than $500,000.

36	Strategic Income Opportunities Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$10.80	$10.94	$10.74	$10.53	$9.76
Net investment income[1]	0.45	0.51	0.56	0.64	0.80
Net realized and unrealized gain (loss) on investments	0.33	(0.09)	0.28	0.32	0.77
Total from investment operations	0.78	0.42	0.84	0.96	1.57
Less distributions
From net investment income	(0.49)	(0.56)	(0.64)	(0.75)	(0.80)
From net realized gain	(0.12)	—	—	—	—
Total distributions	(0.61)	(0.56)	(0.64)	(0.75)	(0.80)
Net asset value, end of period	$10.97	$10.80	$10.94	$10.74	$10.53
Total return (%)[2]	7.44	3.77	8.19	9.17	16.55

Ratios and supplemental data

Net assets, end of period (in millions)	$1,533	$1,341	$1,297	$1,174	$633
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.71	0.73	0.74	0.79
Expenses including reductions	0.68	0.71	0.73	0.74	0.79
Net investment income	4.07	4.54	5.29	5.84	7.75
Portfolio turnover (%)	48	41	29	40	49

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Strategic Income Opportunities Fund	37

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “fund of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

38	Strategic Income Opportunities Fund | Annual report

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,840,492,679	—	$1,840,492,679	—
Foreign Government
Obligations	1,043,020,688	—	1,043,020,688	—
Capital Preferred Securities	74,321,971	—	74,321,971	—
Convertible Bonds	61,904,542	—	61,904,542	—
Term Loans	602,596,174	—	602,596,174	—
Collateralized Mortgage
Obligations	237,482,257	—	237,132,251	$350,006
Asset Backed Securities	48,204,354	—	48,204,354	—
Common Stocks	122,106,211	$122,106,211	—	—
Preferred Securities	377,972,147	355,520,239	22,451,908	—
Escrow Certificates	8,225	—	—	8,225
Purchased Options	5,243,076	—	5,243,076	—
Short-Term Investments	113,716,204	—	113,716,204	—

Total Investments in
Securities	$4,527,068,528	$477,626,450	$4,049,083,847	$358,231
Other Financial Instruments
Futures	($4,094,802)	($4,094,802)	—	—
Forward Foreign Currency
Contracts	$24,115,563	—	$24,115,563	—

Annual report | Strategic Income Opportunities Fund	39

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2014, the fund had $39,544,819 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange

40	Strategic Income Opportunities Fund | Annual report

rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $2,216. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $37,130,298 and a long-term capital loss carryforward of $16,880,859 available to offset future net realized capital gains. These carryforwards as of August 31, 2014, do not expire.

Annual report | Strategic Income Opportunities Fund	41

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$179,428,011	$174,661,335
Long-Term Capital Gain	46,328,377	—
Total	$225,756,388	$174,661,335

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $17,642,307 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions, amortization and accretion on debt securities and deemed distribution on convertible bonds.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

42	Strategic Income Opportunities Fund | Annual report

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to the fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund used futures contracts to manage duration of the portfolio. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $430.7 million to $1.3 billion, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2014.

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

5-Year U.S.	2,211	Short	Dec 2014	($262,136,448)	($262,746,259)	($609,811)
Treasury Note
Futures
10-Year U.S.	6,851	Short	Dec 2014	(859,355,986)	(861,727,344)	(2,371,358)
Treasury Note
Futures
U.S. Treasury	1,111	Short	Dec 2014	(154,530,523)	(155,644,156)	(1,113,633)
Long Bond
Futures
						($4,094,802)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the

Annual report | Strategic Income Opportunities Fund	43

difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $3.5 billion to $11.3 billion, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2014.

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	76,914,206	GBP	42,090,000	Citibank N.A.	10-1-14	$1,832,893	—	$1,832,893
AUD	81,714,902	GBP	44,520,000	JPMorgan Chase	10-1-14	2,274,439	—	2,274,439
				Bank N.A.
AUD	22,250,000	NZD	23,773,012	Australia and New	10-1-14	908,677	—	908,677
				Zealand Banking
				Group
AUD	38,715,000	NZD	42,193,156	Canadian Imperial	10-1-14	890,302	—	890,302
				Bank of Commerce
AUD	39,290,000	NZD	42,828,064	JPMorgan Chase	10-1-14	896,642	—	896,642
				Bank N.A.
AUD	125,868,793	NZD	138,714,081	State Street Bank	10-1-14	1,612,182	—	1,612,182
				and Trust Company
AUD	22,250,000	NZD	23,733,408	UBS AG	10-1-14	941,715	—	941,715
AUD	117,485,000	USD	110,489,943	Citibank N.A.	10-1-14	—	($979,763)	(979,763)
AUD	117,485,000	USD	110,477,607	Deutsche Bank AG	10-1-14	—	(967,427)	(967,427)
				London
CAD	21,377,664	GBP	11,550,000	Bank of Nova Scotia	10-1-14	477,776	—	477,776
CAD	143,812,022	GBP	77,800,000	Royal Bank of	10-1-14	3,046,909	—	3,046,909
				Canada
CAD	21,100,000	MXN	255,510,450	Bank of Nova Scotia	10-1-14	—	(110,409)	(110,409)
CAD	40,545,000	MXN	490,067,415	Toronto Dominion	10-1-14	—	(142,523)	(142,523)
				Bank
CAD	20,425,000	SGD	23,298,185	Australia and New	10-1-14	120,129	—	120,129
				Zealand Banking
				Group
CAD	45,820,000	SGD	52,350,266	Bank of Nova Scotia	10-1-14	201,624	—	201,624
CAD	35,575,000	SGD	40,760,602	Barclays Bank PLC	10-1-14	64,110	—	64,110
				Wholesale
CAD	31,295,000	SGD	36,096,248	Deutsche Bank AG	10-1-14	—	(135,364)	(135,364)
				London
CAD	47,685,000	SGD	54,868,654	HSBC Bank USA	10-1-14	—	(100,472)	(100,472)
CAD	43,815,000	SGD	50,221,629	Royal Bank of	10-1-14	63,011	—	63,011
				Canada
CAD	16,500,000	SGD	19,027,800	Standard Chartered	10-1-14	—	(68,476)	(68,476)
				Bank
CAD	33,823,033	USD	31,047,977	Bank of Nova Scotia	10-1-14	38,931	—	38,931
CAD	21,793,622	USD	19,825,000	Deutsche Bank AG	10-1-14	205,621	—	205,621
				London
CAD	20,393,408	USD	18,580,000	State Street Bank and	10-1-14	163,677	—	163,677
				Trust Company

44	Strategic Income Opportunities Fund | Annual report

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

CAD	24,224,050	USD	22,170,000	Toronto Dominion	10-1-14	$94,439	—	$94,439
				Bank
CNH	242,363,999	USD	38,905,851	HSBC Bank USA	9-30-14	424,237	—	424,237
EUR	44,580,000	GBP	35,368,435	JPMorgan Chase	10-1-14	—	($119,427)	(119,427)
				Bank N.A.
EUR	4,900,000	USD	6,599,810	Bank of Montreal	10-1-14	—	(160,495)	(160,495)
EUR	39,635,000	USD	52,979,312	J. Aron & Company	10-1-14	—	(893,137)	(893,137)
EUR	39,635,000	USD	52,988,032	JPMorgan Chase	10-1-14	—	(901,857)	(901,857)
				Bank N.A.
GBP	19,830,000	AUD	35,960,714	Citibank N.A.	10-1-14	—	(606,152)	(606,152)
GBP	79,270,000	AUD	142,781,467	JPMorgan Chase	10-1-14	—	(1,518,255)	(1,518,255)
				Bank N.A.
GBP	31,453,154	EUR	39,645,000	J. Aron & Company	10-1-14	106,206	—	106,206
GBP	35,574,840	EUR	44,580,000	JPMorgan Chase	10-1-14	462,016	—	462,016
				Bank N.A.
GBP	157,377,809	USD	269,147,529	JPMorgan Chase	10-1-14	—	(7,933,955)	(7,933,955)
				Bank N.A.
MXN	493,412,378	CAD	40,545,000	Toronto Dominion	10-1-14	397,849	—	397,849
				Bank
MXN	255,515,338	USD	19,575,219	Bank of Nova Scotia	10-1-14	—	(71,328)	(71,328)
NZD	20,410,000	AUD	18,381,600	Australia and New	10-1-14	—	(108,225)	(108,225)
				Zealand Banking
				Group
NZD	42,264,253	AUD	39,290,000	JPMorgan Chase	10-1-14	—	(1,366,963)	(1,366,963)
				Bank N.A.
NZD	86,882,098	AUD	79,023,902	State Street Bank	10-1-14	—	(1,184,374)	(1,184,374)
				and Trust Company
NZD	85,834,941	USD	75,068,664	Bank of Nova Scotia	10-1-14	—	(3,466,756)	(3,466,756)
USD	794,985,515	AUD	849,003,353	Barclays Bank PLC	10-1-14	3,612,064	—	3,612,064
				Wholesale
USD	19,763,358	AUD	21,250,922	State Street Bank	10-1-14	—	(45,063)	(45,063)
				and Trust Company
USD	5,392,550	AUD	5,800,000	Toronto Dominion	10-1-14	—	(13,749)	(13,749)
				Bank
USD	39,665,000	CAD	43,381,122	Bank of Montreal	10-1-14	—	(206,793)	(206,793)
USD	39,655,000	CAD	43,462,871	Deutsche Bank AG	10-1-14	—	(291,929)	(291,929)
				London
USD	39,645,000	CAD	43,566,644	J. Aron & Company	10-1-14	—	(397,307)	(397,307)
USD	1,169,946,347	CAD	1,248,996,188	Toronto Dominion	10-1-14	21,988,088	—	21,988,088
				Bank
USD	38,735,000	CNH	240,380,002	HSBC Bank USA	9-30-14	—	(273,131)	(273,131)
USD	53,032,819	EUR	39,635,000	J. Aron & Company	10-1-14	946,645	—	946,645
USD	53,155,688	EUR	39,635,000	JPMorgan Chase	10-1-14	1,069,513	—	1,069,513
				Bank N.A.
USD	6,676,740	EUR	4,900,000	UBS AG	10-1-14	237,425	—	237,425
USD	81,480,742	NOK	502,964,324	Standard Chartered	10-1-14	408,644	—	408,644
				Bank

Annual report | Strategic Income Opportunities Fund	45

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	8,916,644	NOK	55,127,152	Toronto Dominion	10-1-14	$30,778	—	$30,778
				Bank
USD	91,757,965	SEK	623,995,453	Citibank N.A.	10-1-14	2,485,207	—	2,485,207
USD	2,004,554	SGD	2,489,626	Bank of Montreal	10-1-14	11,353	—	11,353
USD	25,380,000	SGD	31,494,042	HSBC Bank USA	10-1-14	165,791	—	165,791

						$46,178,893	($22,063,330)	$24,115,563

Currency Abbreviations
AUD	Australian Dollar	GBP	Pound Sterling	SEK	Swedish Krona
CAD	Canadian Dollar	MXN	Mexican Peso	SGD	Singapore Dollar
CNH	Chinese Yuan	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2014, the fund used purchased options to manage against anticipated currency exchange rate changes. During the year ended August 31, 2014, the fund held purchased options with market values ranging from $2.0 million to $11.1 million, as measured at each quarter end.

During the year ended August 31, 2014, the fund wrote option contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following table summarizes the fund’s written options activities during the year ended August 31, 2014. There were no contracts held as of August 31, 2014.

46	Strategic Income Opportunities Fund | Annual report

	NUMBER OF
	CONTRACTS	PREMIUMS
	(EQUITY)	RECEIVED

Outstanding, beginning of year	122,780,000	$827,732.00
Options written	472,535,000	2,386,656
Options closed	—	—
Options exercised	(293,025,000)	(1,427,452)
Options expired	(302,290,000)	(1,786,936)
Outstanding, end of year	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable	Futures†	—	($4,094,802)
	for futures

Foreign exchange	Receivable/payable for	Forward foreign	$46,178,893	(22,063,330)
contracts	forward foreign currency	currency contracts
	exchange contracts
Foreign exchange	Investments in unaffiliated	Purchased options	5,243,076	—
contracts	issuers, at value*

			$51,421,969	($26,158,132)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

* Purchased options are included in the Fund’s investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

	ASSET	LIABILITY

Foreign forward currency contracts	$46,178,893	($22,063,330)
Purchased options	5,243,076	—
Totals	$51,421,969	($22,063,330)

	TOTAL MARKET
	VALUE OF OTC	COLLATERAL RECEIVED	COLLATERAL PLEDGED
COUNTERPARTY	DERIVATIVES	BY FUND	BY FUND	NET EXPOSURE

Australia and New	$920,581	—	—	$920,581
Zealand Banking
Group
Bank of Montreal	(355,935)	—	—	(355,935)
Bank of Nova Scotia	(2,930,162)	—	—	(2,930,162)
Barclays Bank PLC	3,676,174	—	—	3,676,174
Wholesale
Canadian Imperial Bank	890,302	—	—	890,302
of Commerce
Citibank N.A.	2,732,185	—	—	2,732,185

Annual report | Strategic Income Opportunities Fund	47

	TOTAL MARKET
	VALUE OF OTC	COLLATERAL RECEIVED	COLLATERAL PLEDGED
COUNTERPARTY	DERIVATIVES	BY FUND	BY FUND	NET EXPOSURE

Deutsche Bank AG	($1,189,099)	—	—	($1,189,099)
London
Goldman Sachs	137,977	—	—	137,977
HSBC Bank USA	216,425	—	—	216,425
J. Aron & Company	(237,593)	—	—	(237,593)
JPMorgan Chase	(7,137,847)	—	—	(7,137,847)
Bank N.A.
Morgan Stanley &	5,105,098	—	—	5,105,098
Company, Inc.
Royal Bank of Canada	3,109,920	—	—	3,109,920
Standard Chartered	340,168	—	—	340,168
Bank
State Street Bank and	546,422	—	—	546,422
Trust Company
Toronto Dominion Bank	22,354,882	—	—	22,354,882
UBS AG	1,179,140	—	—	1,179,140
Totals	$29,358,638	—	—	$29,358,638

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

	STATEMENT OF OPERATIONS LOCATION — NET REALIZED GAIN (LOSS) ON:

		INVESTMENTS
		IN UNAFFILIATED
		ISSUERS AND
		FOREIGN	INVESTMENTS
	FUTURES	CURRENCY	(PURCHASED	WRITTEN
RISK	CONTRACTS	TRANSACTIONS*	OPTIONS)	OPTIONS	TOTAL

Interest rate contracts	($50,324,940)	—	—	—	($50,324,940)
Foreign exchange	—	($29,702,395)	($8,171,997)	$1,786,936	(36,087,456)
contracts
Total	($50,324,940)	($29,702,395)	($8,171,997)	$1,786,936	($86,412,396)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

	STATEMENT OF OPERATIONS LOCATION — CHANGE IN NET UNREALIZED GAIN (LOSS) ON:

		INVESTMENTS
		IN UNAFFILIATED
		ISSUERS AND
		TRANSLATION
		OF ASSETS
		AND LIABILITIES	INVESTMENTS
	FUTURES	IN FOREIGN	(PURCHASED	WRITTEN
RISK	CONTRACTS	CURRENCIES*	OPTIONS)	OPTIONS	TOTAL

Interest rate contracts	($3,797,225)	—	—	—	($3,797,225)
Foreign exchange	—	$14,967,296	$790,512	($779,407)	14,978,401
contracts
Total	($3,797,225)	$14,967,296	$790,512	($779,407)	$11,181,176

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

48	Strategic Income Opportunities Fund | Annual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; and (c) 0.600% of the fund’s aggregate daily net assets in excess of $3.5 billion. Aggregate net assets include the net assets of the fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective July 1, 2014, the Advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund’s average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

Annual report | Strategic Income Opportunities Fund	49

Effective July 1, 2014, the Advisor has contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense, to 1.15%, 1.85%, 1.20% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2015 (except Class R6 which expires December 31, 2014), unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2014, the Advisor had contractually agreed to limit the fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense to 1.17%, 1.87%, 1.22% and 0.83% for Class A, Class C, Class R2 and Class R6 shares, respectively, of the fund’s average daily net asset value on an annual basis.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. This waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The expense reductions described above amounted to the following for the year ended August 31, 2014.

CLASS	EXPENSE REDUCTION

Class A	$115,316
Class C	44,002
Class I	128,536
Class R2	28,616
Class R6	19,632
Class NAV	143,125
Total	$479,227

The investment management fees incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED DURING
FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	FOR RECOVERY THROUGH	THE PERIOD ENDED
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	AUGUST 31, 2014

$542,632	$414,175	$33,554	$548,175

50	Strategic Income Opportunities Fund | Annual report

AMOUNT RECOVERED
CLASS	BY CLASS

Class A	$404,533
Class C	137,110
Class R2	5,800
Class R6	732
Total	$548,175

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,871,793 for the year ended August 31, 2014. Of this amount, $248,354 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,582,664 was paid as sales commissions to broker-dealers and $40,775 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The upfront sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the upfront sales charge for Class A shares was 4.50%.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, CDSCs received by the Distributor amounted to $27,011 and $88,639 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other

Annual report | Strategic Income Opportunities Fund	51

John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$3,613,411	$1,624,513	$90,404	$91,462
Class C	4,462,747	601,040	46,034	34,754
Class I	—	1,468,796	65,106	96,830
Class R2	23,690	1,222	29,095	542
Class R6	—	137	19,303	398
Total	$8,099,848	$3,695,708	$249,942	$223,986

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	40,156,852	$439,510,846	61,080,422	$681,318,215
Distributions reinvested	5,543,585	60,400,538	4,301,583	47,824,678
Repurchased	(56,710,218)	(621,527,692)	(34,540,541)	(383,607,418)

Net increase (decrease)	(11,009,781)	($121,616,308)	30,841,464	$345,535,475

Class C shares

Sold	11,114,210	$121,738,854	19,679,011	$219,964,173
Distributions reinvested	1,631,930	17,767,209	1,178,892	13,107,403
Repurchased	(11,258,976)	(123,258,391)	(7,214,785)	(80,048,605)

Net increase	1,487,164	$16,247,672	13,643,118	$153,022,971

Class I shares

Sold	77,628,948	$851,130,146	60,350,055	$674,315,722
Distributions reinvested	5,100,464	55,621,956	3,662,002	40,724,166
Repurchased	(43,147,355)	(471,699,882)	(32,469,015)	(359,790,207)

Net increase	39,582,057	$435,052,220	31,543,042	$355,249,681

52	Strategic Income Opportunities Fund | Annual report

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R2 shares

Sold	463,301	$5,086,439	511,480	$5,698,710
Distributions reinvested	13,069	142,123	642	7,046
Repurchased	(231,748)	(2,538,324)	(55,871)	(613,540)

Net increase	244,622	$2,690,238	456,251	$5,092,216

Class R6 shares

Sold	35,715	$391,327	46,934	$518,512
Distributions reinvested	2,934	31,995	703	7,775
Repurchased	(18,291)	(200,970)	(8,245)	(91,894)

Net increase	20,358	$222,352	39,392	$434,393

Class NAV shares

Sold	13,189,390	$144,842,305	11,437,877	$127,135,666
Distributions reinvested	7,255,203	79,049,752	6,015,860	66,875,691
Repurchased	(4,906,093)	(53,650,719)	(11,793,577)	(132,150,269)

Net increase	15,538,500	$170,241,338	5,660,160	$61,861,088

Total net increase	45,862,920	$502,837,512	82,183,427	$921,195,824

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV for the year ended August 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,336,500,328 and $1,984,548,097, respectively, for the year ended August 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 33.2% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Funds II Balanced Fund	13.3%
John Hancock Funds II Moderate Fund	5.3%
John Hancock Funds II Growth Fund	5.1%

Annual report | Strategic Income Opportunities Fund	53

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Strategic Income Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Strategic Income Opportunities Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

54	Strategic Income Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $46,328,377 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Strategic Income Opportunities Fund	55

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

56	Strategic Income Opportunities Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

Annual report | Strategic Income Opportunities Fund	57

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one- and three-year periods ended December 31, 2013. The Board noted the fund’s favorable performance relative to the benchmark index and peer group for the one- and three-year periods. The Board concluded that the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board also noted that the Fund is subject to an expense cap until December 2014, which reduces certain expenses of the fund and that the Advisor has proposed to waive a portion of the advisory fee. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

58	Strategic Income Opportunities Fund | Annual report

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j) noted that the subadvisory fee for the fund is paid by the Advisor; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion

Annual report | Strategic Income Opportunities Fund	59

and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such

60	Strategic Income Opportunities Fund | Annual report

securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has generally outperformed the historical performance of comparable funds and the fund’s benchmark;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Annual report | Strategic Income Opportunities Fund	61

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

62	Strategic Income Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Strategic Income Opportunities Fund	63

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

64	Strategic Income Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Strategic Income Opportunities Fund	65

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

66	Strategic Income Opportunities Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	356A 8/14
MF198775	10/14

John Hancock
Emerging Markets Debt Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception[2]	1-year	5-year	10-year	Since inception[2]	as of 8-31-14	as of 8-31-14

Class A	9.61	—	—	6.27	9.61	—	—	32.79	4.20	4.20

Class I3	14.61	—	—	7.63	14.61	—	—	40.93	4.69	4.53

Class NAV[3,4]	14.83	—	—	7.20	14.83	—	—	38.34	4.88	4.88

Index†	13.91	—	—	8.77	13.91	—	—	47.95	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class NAV
Gross (%)	1.54	1.27	1.04
Net (%)	1.35	1.04	1.04

Please refer to the most recent prospectuses and annual or semi-annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

6	Emerging Markets Debt Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	1-4-10	$14,093	$14,093	$14,795

Class NAV[3,4]	1-4-10	13,834	13,834	14,795

The values shown in the chart for “Class A with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 From 1-4-10.

3 For certain types of investors as described in the fund’s prospectuses.

4 Class NAV shares were first offered on 6-20-13. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.

Annual report | Emerging Markets Debt Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The past 12 months marked a volatile period for emerging-market debt, but it was ultimately one that saw strong gains for the asset class. In the final months of 2013, investors pulled money out of emerging markets after the U.S. Federal Reserve indicated it would begin paring back its bond-buying program throughout 2014, ending it completely before the year’s end. The fundamentals in emerging markets were another area of some concern as investors worried about slowing growth in China’s economy, the world’s second largest. While these challenges represent real issues worth monitoring, beginning in February 2014, investors regained their appetite for emerging-market debt, helping the category to erase the declines from late 2013 and go on to post solid gains during the period.

For the 12 months ended August 31, 2014, John Hancock Emerging Markets Debt Fund’s Class A shares gained 14.19%, excluding sales charges. For the same period, the fund’s benchmark, the J.P. Morgan EMBI Global Index returned 13.91%. Within the fund’s sovereign debt positions, its underweight stance in European government debt, coupled with solid security selection, contributed positively to relative returns. The fund’s positions in locally denominated sovereign debt, while small, produced more mixed results. The vast majority of these holdings were invested in Mexican and Brazilian government bonds—two areas where the fund holds significant overweights. Debt from both countries posted solid gains, and the fund’s exposure benefited performance relative to its benchmark index. The fund’s overweight position in emerging-market corporate debt across a number of regions, including Latin America, Eastern Europe, and Asia, produced more mixed results. Many passive strategies have little to no exposure to corporate debt in emerging markets, and while the fund’s exposure to corporate bonds generally posted absolute gains, they tended to lag sovereign debt in those markets, which benefited from greater investor demand. It’s worth mentioning that the fund did hold a small position in Argentine sovereign debt, a position we established during the year based on our belief that the current impasse surrounding the country’s technical default on restructured debt will be resolved favorably in the coming months.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Emerging Markets Debt Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1,2]	expense ratio

Class A	$1,000.00	$1,078.50	$7.07	1.35%

Class C	1,000.00	998.30	0.19	2.30%

Class I	1,000.00	1,080.00	5.45	1.04%

Class NAV	1,000.00	1,081.10	4.56	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Emerging Markets Debt Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,018.40	$6.87	1.35%

Class C	1,000.00	1,013.61	11.67	2.30%

Class I	1,000.00	1,020.00	5.30	1.04%

Class NAV	1,000.00	1,020.80	4.43	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio for Class C shares, multiplied by the average account value over the period, multiplied by 3/365 (to reflect the period).

10	Emerging Markets Debt Fund | Annual report

Portfolio summary

Top 10 Issuers (36.2% of Net Assets on 8-31-14)[1,2]

Petroleos de Venezuela SA	7.8%	Federative Republic of Brazil	2.8%

Government of Mexico	5.4%	Republic of Argentina	2.6%

Republic of Turkey	4.4%	Republic of Indonesia	2.1%

Pertamina Persero PT	3.8%	Petrobras	2.0%

Petroleos Mexicanos	3.5%	Ecopetrol SA	1.8%

Portfolio Composition[1,3]

Foreign Government Obligations	27.8%	Telecommunication Services	4.1%

Energy	24.5%	Consumer Staples	2.1%

Financials	11.8%	Information Technology	0.7%

Materials	9.7%	Consumer Discretionary	0.6%

Industrials	4.8%	Short-Term Investments & Other	9.3%

Utilities	4.6%

Top 10 Countries[1,2,3]

Mexico	17.5%	Colombia	4.9%

Brazil	10.8%	Peru	3.9%

Venezuela	8.3%	Russia	3.8%

Indonesia	7.3%	Ireland	3.0%

Turkey	6.7%	Argentina	2.6%

Quality Composition[1,4]

AA	1.4%	B	11.7%

A	11.9%	CCC & Below	5.2%

BBB	46.8%	Short-Term Investments & Other	9.3%

BB	13.7%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest, or settlement payments. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Emerging Markets Debt Fund	11

Fund’s investments

As of 8-31-14

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 62.9%			$307,526,278

(Cost $302,275,628)

Austria 0.8%				3,834,000

JBS Investments GmbH (S)	7.750	10-28-20	3,550,000	3,834,000

Brazil 7.3%				35,650,703

Banco BTG Pactual SA (S)	4.000	01-16-20	1,200,000	1,170,000

Banco BTG Pactual SA	5.750	09-28-22	3,000,000	2,955,000

Banco do Brasil SA (S)	5.875	01-19-23	400,000	425,000

Banco do Brasil SA (6.250% to 4-15-24, then
10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,340,000	2,680,350

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	1,200,000	1,225,200

Cia Brasileira de Aluminio (S)	4.750	06-17-24	4,650,000	4,557,000

GTL Trade Finance, Inc. (S)	7.250	04-16-44	4,650,000	4,911,563

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	1,665,000	1,710,788

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	2,447,528	2,621,914

Petrobras Global Finance BV	4.375	05-20-23	1,750,000	1,726,690

Petrobras International Finance Company	5.375	01-27-21	1,430,000	1,507,645

Petrobras International Finance Company	6.750	01-27-41	6,000,000	6,696,822

Vale Overseas, Ltd.	6.875	11-21-36	1,660,000	1,956,891

Votorantim Cimentos SA	7.250	04-05-41	1,400,000	1,505,840

Chile 1.2%				6,013,987

Corporacion Nacional del Cobre de Chile	5.625	09-21-35	2,500,000	2,840,720

Empresa de Transporte de Pasajeros Metro
SA (S)	4.750	02-04-24	2,300,000	2,415,324

Empresa Nacional del Petroleo	5.250	08-10-20	700,000	757,943

China 0.3%				1,689,244

CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,076,162

Sinopec Group Overseas Development
2012, Ltd.	3.900	05-17-22	600,000	613,082

Colombia 4.3%				21,087,047

Comcel Trust (S)	6.875	02-06-24	2,000,000	2,200,000

Ecopetrol SA	5.875	09-18-23	1,350,000	1,545,750

Ecopetrol SA	5.875	05-28-45	6,950,000	7,495,297

Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,216,000

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	3,200,000	3,232,000

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	1,200,000	1,248,000

Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	2,000,000	2,150,000

12	Emerging Markets Debt Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Costa Rica 1.5%				$7,407,514

Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,575,000

Instituto Costarricense de Electricidad	6.375	05-15-43	5,400,000	4,832,514

Guatemala 1.0%				4,793,970

Agromercantil Senior Trust (S)	6.250	04-10-19	2,500,000	2,607,850

Cementos Progreso Trust (S)	7.125	11-06-23	2,000,000	2,186,120

India 1.6%				7,680,538

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	2,650,000	2,803,038

Reliance Industries, Ltd. (Q)(S)	5.875	02-05-18	550,000	541,750

Vedanta Resources PLC (S)	7.125	05-31-23	4,100,000	4,335,750

Indonesia 5.2%				25,658,076

Majapahit Holding BV	7.750	01-20-20	870,000	1,025,513

Pertamina Persero PT (S)	6.000	05-03-42	8,000,000	8,060,000

Pertamina Persero PT (S)	6.450	05-30-44	9,700,000	10,330,500

Perusahaan Listrik Negara PT (S)	5.250	10-24-42	6,850,000	6,242,063

Ireland 3.0%				14,640,453

Metalloinvest Finance, Ltd.	5.625	04-17-20	4,000,000	3,650,000

MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	4,300,000	4,246,250

MTS International Funding, Ltd. (S)	8.625	06-22-20	1,650,000	1,867,140

Rosneft Oil Company (S)	4.199	03-06-22	2,900,000	2,457,750

Vnesheconombank	6.902	07-09-20	2,475,000	2,419,313

Israel 0.5%				2,301,560

Israel Electric Corp., Ltd. (S)	6.875	06-21-23	2,000,000	2,301,560

Jamaica 0.8%				4,087,000

Digicel Group, Ltd. (S)	8.250	09-30-20	200,000	216,000

Digicel Group, Ltd.	8.250	09-30-20	1,200,000	1,296,000

Digicel, Ltd. (S)	6.000	04-15-21	2,500,000	2,575,000

Kazakhstan 1.1%				5,370,430

KazAgro National Management
Holding JSC (S)	4.625	05-24-23	2,550,000	2,480,385

Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20	600,000	666,000

Zhaikmunai LP (S)	7.125	11-13-19	2,050,000	2,224,045

Liechtenstein 0.5%				2,205,002

VimpelCom Holdings BV (S)	7.504	03-01-22	2,230,000	2,205,002

Luxembourg 0.9%				4,350,228

Altice Financing SA (S)	7.875	12-15-19	400,000	432,728

Altice Finco SA (S)	8.125	01-15-24	2,600,000	2,827,500

Millicom International Cellular SA (S)	6.625	10-15-21	1,000,000	1,090,000

Mexico 12.1%				58,949,168

Alpek SA de CV	4.500	11-20-22	2,850,000	2,914,125

America Movil SAB de CV	3.125	07-16-22	400,000	396,936

America Movil SAB de CV	7.125	12-09-24	MXN 52,500,000	4,114,727

Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero	4.125	11-09-22	2,400,000	2,424,000

Comision Federal de Electricidad (S)	4.875	05-26-21	3,000,000	3,247,500

Credito Real SAB de CV (S)	7.500	03-13-19	4,220,000	4,557,600

Empresas ICA SAB de CV (S)	8.875	05-29-24	4,000,000	4,150,000

See notes to financial statements	Annual report | Emerging Markets Debt Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Mexico (continued)

Grupo Bimbo SAB de CV (S)	4.500	01-25-22	1,000,000	$1,064,600

Grupo Televisa SAB	8.500	03-11-32	1,200,000	1,714,080

Mexichem SAB de CV (S)	4.875	09-19-22	1,800,000	1,917,000

Mexichem SAB de CV	6.750	09-19-42	300,000	332,250

Mexichem SAB de CV (S)	6.750	09-19-42	1,600,000	1,772,000

Office Depot de Mexico SA de CV (S)	6.875	09-20-20	2,600,000	2,769,000

Petroleos Mexicanos	5.500	01-21-21	1,710,000	1,923,750

Petroleos Mexicanos	6.500	06-02-41	1,050,000	1,281,000

Petroleos Mexicanos	6.625	06-15-35	11,380,000	14,025,850

Tenedora Nemak SA de CV (S)	5.500	02-28-23	4,225,000	4,351,750

Trust F/1401 (S)	5.250	12-15-24	1,850,000	1,961,000

Trust F/1401 (S)	6.950	01-30-44	3,600,000	4,032,000

Netherlands 0.6%				2,703,740

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	2,600,000	2,703,740

Paraguay 0.2%				1,075,000

Telefonica Celular del Paraguay SA	6.750	12-13-22	1,000,000	1,075,000

Peru 2.9%				14,272,700

Abengoa Transmision Sur SA (S)	6.875	04-30-43	4,250,000	4,675,000

Cia Minera Ares SAC (S)	7.750	01-23-21	2,100,000	2,278,500

SAN Miguel Industrias Pet SA (S)	7.750	11-06-20	4,000,000	4,300,000

Volcan Cia Minera SAA (S)	5.375	02-02-22	2,960,000	3,019,200

Russia 3.8%				18,593,377

EuroChem Mineral & Chemical Company OJSC	5.125	12-12-17	2,850,000	2,736,000

Gazprom Neft OAO (S)	4.375	09-19-22	2,700,000	2,349,000

Lukoil International Finance BV	4.563	04-24-23	2,250,000	2,022,750

Lukoil International Finance BV	4.563	04-24-23	370,000	332,630

Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,200,000	2,071,027

Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	618,720

Sberbank of Russia (S)	6.125	02-07-22	200,000	195,000

Sberbank of Russia	6.125	02-07-22	2,500,000	2,437,500

Severstal OAO	5.900	10-17-22	3,350,000	3,224,375

TMK OAO	6.750	04-03-20	2,900,000	2,606,375

South Africa 0.7%				3,668,760

AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	2,245,000

Myriad International Holdings BV (S)	6.000	07-18-20	1,300,000	1,423,760

Spain 0.9%				4,162,500

BBVA Bancomer SA	6.500	03-10-21	3,700,000	4,162,500

Thailand 0.9%				4,530,998

PTT Global Chemical PCL (S)	4.250	09-19-22	1,400,000	1,439,068

PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	2,600,000	3,091,930

Turkey 2.3%				11,472,807

KOC Holding AS (S)	3.500	04-24-20	200,000	191,556

KOC Holding AS	3.500	04-24-20	1,600,000	1,532,451

Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20	1,500,000	1,597,650

TC Ziraat Bankasi AS (S)	4.250	07-03-19	4,500,000	4,482,900

Turkiye Garanti Bankasi AS (S)	5.250	09-13-22	3,650,000	3,668,250

14	Emerging Markets Debt Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States 0.7%				$3,301,826

Rio Oil Finance Trust Series 2014-1 (S)	6.250	07-06-24	3,100,000	3,301,826

Venezuela 7.8%				38,025,650

Petroleos de Venezuela SA	8.500	11-02-17	10,300,000	9,228,800

Petroleos de Venezuela SA	9.000	11-17-21	12,200,000	9,479,400

Petroleos de Venezuela SA (S)	9.000	11-17-21	400,000	310,800

Petroleos de Venezuela SA	9.750	05-17-35	25,650,000	19,006,650

Foreign Government Obligations 27.8%			$135,726,862

(Cost $132,193,015)

Argentina 2.6%				12,483,746

Republic of Argentina (H)
Bond	8.280	12-31-33	15,604,683	12,483,746

Bahrain 0.5%				2,267,500

Kingdom of Bahrain
Bond (S)	6.125	08-01-23	2,000,000	2,267,500

Bolivia 0.2%				824,000

Republic of Bolivia
Bond	4.875	10-29-22	800,000	824,000

Brazil 3.5%				17,280,413

Banco Nacional de Desenvolvimento
Economico e Social
Bond (S)	5.750	09-26-23	3,125,000	3,398,438

Federative Republic of Brazil
Bond	5.625	01-07-41	4,300,000	4,837,500
Bond	10.000	01-01-21	BRL 21,000,000	9,044,475

Chile 0.5%				2,493,250

Republic of Chile
Bond	2.250	10-30-22	1,300,000	1,251,250
Bond	3.625	10-30-42	1,350,000	1,242,000

Colombia 0.6%				3,069,000

Republic of Colombia
Bond	4.000	02-26-24	1,200,000	1,254,000
Bond	4.375	07-12-21	500,000	539,000
Bond	5.625	02-26-44	1,100,000	1,276,000

Costa Rica 0.2%				952,500

Republic of Costa Rica
Bond	4.250	01-26-23	1,000,000	952,500

Croatia 0.4%				1,983,030

Republic of Croatia
Bond	5.500	04-04-23	1,900,000	1,983,030

Dominican Republic 0.3%				1,671,125

Government of Dominican Republic
Bond	7.500	05-06-21	1,450,000	1,671,125

Hungary 0.4%				2,145,000

Republic of Hungary
Bond	5.375	02-21-23	2,000,000	2,145,000

See notes to financial statements	Annual report | Emerging Markets Debt Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Indonesia 2.1%			$10,291,813

Republic of Indonesia
Bond (S)	5.375	10-17-23	2,650,000	2,905,063
Bond	5.875	03-13-20	800,000	897,000
Bond	5.875	01-15-24	1,100,000	1,249,875
Bond	6.625	02-17-37	4,450,000	5,239,875

Jamaica 0.6%				2,662,500

Government of Jamaica
Bond	7.625	07-09-25	2,500,000	2,662,500

Kenya 0.7%				3,510,000

Republic of Kenya
Bond (S)	6.875	06-24-24	3,250,000	3,510,000

Lithuania 0.3%				1,581,125

Republic of Lithuania
Bond (S)	6.625	02-01-22	1,300,000	1,581,125

Mexico 5.4%				26,415,527

Government of Mexico
Bond	4.000	10-02-23	1,200,000	1,272,000
Bond	5.550	01-21-45	1,100,000	1,290,850
Bond	6.750	09-27-34	3,400,000	4,488,000
Bond	7.750	05-29-31	MXN 222,440,400	19,364,677

Nigeria 0.5%				2,195,400

Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	2,000,000	2,195,400

Panama 1.1%				5,579,250

Republic of Panama
Bond	4.300	04-29-53	200,000	182,500
Bond	6.700	01-26-36	3,050,000	3,919,250
Bond	8.875	09-30-27	1,000,000	1,477,500

Paraguay 0.0%				207,500

Republic of Paraguay
Bond (S)	4.625	01-25-23	200,000	207,500

Peru 1.0%				4,841,500

Republic of Peru
Bond	6.550	03-14-37	2,700,000	3,496,500
Bond	7.350	07-21-25	1,000,000	1,345,000

Philippines 1.3%				6,250,038

Republic of Philippines
Bond	4.950	01-15-21	PHP 48,000,000	1,169,725
Bond	5.500	03-30-26	2,100,000	2,464,875
Bond	7.750	01-14-31	1,850,000	2,615,438

Turkey 4.4%				21,456,770

Republic of Turkey
Bond	6.000	01-14-41	7,650,000	8,453,250
Bond	6.250	09-26-22	3,560,000	4,058,400
Bond	6.875	03-17-36	6,400,000	7,793,920
Bond	7.000	03-11-19	1,000,000	1,151,200

Uruguay 0.7%				3,179,750

Republic of Uruguay
Bond	7.625	03-21-36	2,300,000	3,179,750

16	Emerging Markets Debt Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Venezuela 0.5%				$2,386,125

Republic of Venezuela
Bond	9.375	01-13-34	3,150,000	2,386,125

			Par value	Value
Short-Term Investments 7.8%			$38,040,000

(Cost $38,040,000)

Repurchase Agreement 7.8%				38,040,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030%
to be repurchased at $32,025,107 on 9-2-14, collateralized
by $30,909,300 U.S. Treasury Inflation Index Notes, 0.125%
due 1-15-22 (valued at $32,665,712, including interest)			$32,025,000	32,025,000

Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $6,015,000 on 9-2-14, collateralized by $6,225,000 U.S. Treasury Notes, 0.625% due 11-30-17
(valued at $6,137,788, including interest)			6,015,000	6,015,000

Total investments (Cost $472,508,643)† 98.5%			$481,293,140

Other assets and liabilities, net 1.5%			$7,526,467

Total net assets 100.0%			$488,819,607

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

BRL	Brazilian Real
CMT	Constant Maturity Treasury
MXN	Mexican Peso
PHP	Philippine Peso

(H) Non-income producing — Issuer is in default.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $182,460,065 or 37.3% of the fund’s net assets as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $473,406,407. Net unrealized appreciation aggregated $7,886,733, of which $14,303,812 related to appreciated investment securities and $6,417,079 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14:

Foreign Government Obligations	27.8%
Energy	24.5%
Financials	11.8%
Materials	9.7%
Industrials	4.8%
Utilities	4.6%
Telecommunication Services	4.1%
Consumer Staples	2.1%
Information Technology	0.7%
Consumer Discretionary	0.6%
Short-Term Investments & Other	9.3%

Total	100.0%

See notes to financial statements	Annual report | Emerging Markets Debt Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Total investments, at value (Cost $472,508,643)	481,293,140
Cash	8,181
Foreign currency, at value (Cost $9,653)	9,601
Receivable for fund shares sold	35,900
Receivable for forward foreign currency exchange contracts	293,425
Interest receivable	7,323,663
Receivable for securities lending income	102
Receivable due from advisor	23,176
Other receivables and prepaid expenses	45,152

Total assets	489,032,340

Liabilities

Payable for fund shares repurchased	1,576
Distributions payable	801
Payable to affiliates
Accounting and legal services fees	10,036
Transfer agent fees	2,504
Trustees’ fees	18
Other liabilities and accrued expenses	197,798

Total liabilities	212,733

Net assets	$488,819,607

Net assets consist of

Paid-in capital	$480,694,413
Undistributed net investment income	84,199
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(1,036,221)
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies and foreign currency transactions	9,077,216

Net assets	$488,819,607

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($4,108,763 ÷ 405,265 shares)[1]	$10.14
Class C ($99,849 ÷ 9,852 shares)[1]	$10.13
Class I ($9,955,531 ÷ 981,041 shares)	$10.15
Class NAV ($474,655,464 ÷ 46,820,537 shares)	$10.14

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$10.56

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

18	Emerging Markets Debt Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$16,347,083
Securities lending	2,441

Total investment income	16,349,524

Expenses

Investment management fees	1,958,859
Distribution and service fees	3,149
Accounting and legal services fees	33,267
Transfer agent fees	4,157
Trustees’ fees	2,729
State registration fees	47,981
Printing and postage	753
Professional fees	78,965
Custodian fees	170,271
Registration and filing fees	52,483
Expense recapture	75,199
Other	13,972

Total expenses	2,441,785
Less expense reductions	(73,587)

Net expenses	2,368,198

Net investment income	13,981,326

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(828,672)
Investments in affiliated issuers	(82)

(828,754)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	19,220,385

19,220,385

Net realized and unrealized gain	18,391,631

Increase in net assets from operations	$32,372,957

See notes to financial statements	Annual report | Emerging Markets Debt Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14[1]	8-31-13[2]

Increase (decrease) in net assets

From operations
Net investment income	$13,981,326	$1,651,907
Net realized gain (loss)	(828,754)	1,063,254
Change in net unrealized appreciation (depreciation)	19,220,385	(10,663,593)

Increase (decrease) in net assets resulting from operations	32,372,957	(7,948,432)

Distributions to shareholders
From net investment income
Class A	(48,000)	(508,291)
Class C	(28)	—
Class I	(113,329)	(139,370)
Class NAV	(13,805,296)	(1,117,429)
From net realized gain
Class A	(1,004)	(277,644)
Class I	(4,443)	(69,411)
Class NAV	(920,803)	—

Total distributions	(14,892,903)	(2,112,145)

From fund share transactions	275,809,415	189,902,247

Total increase	293,289,469	179,841,670

Net assets

Beginning of year	195,530,138	15,688,468

End of year	$488,819,607	$195,530,138

Undistributed net investment income	$84,199	$75,006

1 The inception date for Class C shares is 8-28-14.

2 The inception date for Class NAV shares is 6-20-13.

20	Emerging Markets Debt Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[2]	0.45	0.53	0.62	0.61	0.34
Net realized and unrealized gain (loss) on investments	0.84	(0.92)	0.31	(0.03)	0.58
Total from investment operations	1.29	(0.39)	0.93	0.58	0.92
Less distributions
From net investment income	(0.46)	(0.49)	(0.64)	(0.68)	(0.38)
From net realized gain	(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.50)	(0.72)	(0.84)	(0.75)	(0.38)
Net asset value, end of period	$10.14	$9.35	$10.46	$10.37	$10.54
Total return (%)[3,4]	14.19	(4.30)	9.62	5.63	9.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[6]	$13	$12	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	3.43	1.86	1.99	1.82	1.85[7]
Expenses including reductions	1.35	1.35	1.35	1.35	1.25[7]
Net investment income	4.50	4.90	6.12	5.82	5.09[7]
Portfolio turnover (%)	24	92	191	123	112

1 Period from 1-4-10 (commencement of operations) to 8-31-10.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS C SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$10.15
Net investment loss[2]	(0.03)
Net realized and unrealized gain on investments	0.01
Total from investment operations	(0.02)
From net investment income	—[3]
Net asset value, end of period	$10.13
Total return (%)[4,5]	(0.17)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.13[8]
Expenses including reductions	2.30[8]
Net investment loss	(30.30)[8]
Portfolio turnover (%)	24[9]

1 The inception date for Class C shares is 8-28-14.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

See notes to financial statements	Annual report | Emerging Markets Debt Fund	21

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10[1]

Per share operating performance

Net asset value, beginning of period	$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[2]	0.45	0.56	0.66	0.67	0.36
Net realized and unrealized gain (loss) on investments	0.88	(0.91)	0.31	(0.04)	0.58
Total from investment operations	1.33	(0.35)	0.97	0.63	0.94
Less distributions
From net investment income	(0.49)	(0.53)	(0.68)	(0.73)	(0.40)
From net realized gain	(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.53)	(0.76)	(0.88)	(0.80)	(0.40)
Net asset value, end of period	$10.15	$9.35	$10.46	$10.37	$10.54
Total return (%)[3]	14.61	(3.96)	10.06	6.12	9.62[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	1.52	1.64	1.41	1.51[5]
Expenses including reductions	1.04	0.98	0.95	0.88	0.88[5]
Net investment income	4.60	5.26	6.52	6.28	5.47[5]
Portfolio turnover (%)	24	92	191	123	112

1 Period from 1-4-10 (commencement of operations) to 8-31-10.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	8-31-14	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$9.34	$9.84
Net investment income[2]	0.50	0.07
Net realized and unrealized gain (loss) on investments	0.85	(0.50)
Total from investment operations	1.35	(0.43)
Less distributions
From net investment income	(0.51)	(0.07)
From net realized gain	(0.04)	—
Total distributions	(0.55)	(0.07)
Net asset value, end of period	$10.14	$9.34
Total return (%)[3]	14.83	(4.36)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.90[5]
Expenses including reductions	0.87	0.87[5]
Net investment income	5.15	3.73[5]
Portfolio turnover (%)	24	92[6]

1 The inception date for Class NAV shares is 6-20-13.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22	Emerging Markets Debt Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, printing and postage and state registration fees for each class may differ

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at

Annual report | Emerging Markets Debt Fund	23

the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24	Emerging Markets Debt Fund | Annual report

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31,

Annual report | Emerging Markets Debt Fund	25

2014 were $453. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $138,457 available to offset future net realized capital gains. These carryforwards as of August 31, 2014, do not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$14,444,390	$1,842,355
Long-Term Capital Gain	$448,513	$269,790
Total	$14,892,903	$2,112,145

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $378,425 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax

26	Emerging Markets Debt Fund | Annual report

differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Annual report | Emerging Markets Debt Fund	27

During the year ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. During the year ended August 31, 2014, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $2.3 million to $15.5 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2014.

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	15,538,845	CAD	16,587,250	Toronto Dominion Bank	10-1-14	$293,425	—	$293,425
						$293,425	—	$293,425

Currency Abbreviation
CAD	Canadian Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2014, by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$293,425	—
contracts	forward foreign currency	currency
	exchange contracts	contracts

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

		INVESTMENTS IN UNAFFILIATED
		ISSUERS AND FOREIGN CURRENCY
RISK	STATEMENT OF OPERATIONS LOCATION	TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	($368,889)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

		INVESTMENTS IN UNAFFILIATED ISSUERS
		AND TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized	$369,152
	appreciation (depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

28	Emerging Markets Debt Fund | Annual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets, (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35%, 2.30% and 1.04%, for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014 for Class A and Class I shares and December 15, 2015 for Class C shares, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of

Annual report | Emerging Markets Debt Fund	29

average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $21,791, $129, $23,325 and $28,342 for Class A, Class C, Class I and Class NAV shares, respectively, for the year ended August 31, 2014.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the year ended August 31, 2014, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	ENDED 8-31-2014

$72,377	$81,330	$55,696	$75,199

Amounts recovered by class

CLASS A	CLASS C	CLASS I	CLASS NAV	TOTAL

$1,566	$1	$812	$72,820	$75,199

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangements, expressed as an annual percentage of average daily net assets of 0.30% and 1.00% for Class A and Class C shares, respectively.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,977 for the year ended August 31, 2014. Of this amount, $538 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $3,439 was paid as sales commissions to broker-dealers. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within

30	Emerging Markets Debt Fund | Annual report

one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$3,141	$1,356	$23,926	—
Class C	8	1	126	—
Class I	—	2,800	23,929	$753
Total	$3,149	$4,157	$47,981	$753

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$8,167,380	1	0.45%	$102

Annual report | Emerging Markets Debt Fund	31

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	444,495	$4,430,048	—	—
Distributions reinvested	4,251	42,547	—	—
Repurchased	(53,644)	(531,038)	(1,189,837)	(11,707,996)

Net increase (decrease)	395,102	$3,941,557	(1,189,837)	($11,707,996)

Class C shares[1]

Sold	9,852	$100,000	—	—

Net increase	9,852	$100,000	—	—

Class I shares

Sold	937,422	$9,515,707	69,347	$670,273
Distributions reinvested	11,218	112,063	235	2,195
Repurchased	(47,344)	(460,828)	(289,837)	(2,851,996)

Net increase (decrease)	901,296	$9,166,942	(220,255)	($2,179,528)

Class NAV shares[2]

Sold	25,823,488	$261,252,273	20,823,611	$203,637,438
Distributions reinvested	1,499,392	14,726,100	118,195	1,117,429
Repurchased	(1,341,465)	(13,377,457)	(102,684)	(965,096)

Net increase	25,981,415	$262,600,916	20,839,122	$203,789,771

Total net increase	27,287,665	$275,809,415	19,429,030	$189,902,247

1 The inception date for Class C shares is 8-28-14.

2 The inception date for Class NAV shares is 6-20-13.

Affiliates of the fund owned 3%, 100%, 1% and 100% of shares of beneficial interest of Class A, Class C, Class I and Class NAV, respectively, on August 31, 2014:

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $316,637,523 and $62,725,159, respectively, for the year ended August 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 97.1% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	32.1%
John Hancock Lifestyle Growth Portfolio	22.8%
John Hancock Lifestyle Conservative Portfolio	15.7%
John Hancock Lifestyle Moderate Portfolio	15.1%

32	Emerging Markets Debt Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Emerging Markets Debt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Emerging Markets Debt Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

Annual report | Emerging Markets Debt Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $448,513 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

34	Emerging Markets Debt Fund | Annual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Annual report | Emerging Markets Debt Fund	35

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

36	Emerging Markets Debt Fund | Annual report

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the period from June 30, 2013 to December 31, 2013. The Board took into account management’s discussion of the fund’s performance and noted that the fund had a limited performance history (inception December 31, 2009). The Board noted that a new portfolio management team started managing the fund in May 2013 and that the performance record prior to that date reflects the performance record of the prior team. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

Annual report | Emerging Markets Debt Fund	37

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j) noted that the subadvisory fee for the fund is paid by the Advisor; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through

38	Emerging Markets Debt Fund | Annual report

their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Annual report | Emerging Markets Debt Fund	39

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is being monitored and reasonably addressed;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	Emerging Markets Debt Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Emerging Markets Debt Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

42	Emerging Markets Debt Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Emerging Markets Debt Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

44	Emerging Markets Debt Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Emerging Markets Debt Fund	45

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	358A 8/14
MF198765	10/14

John Hancock
Emerging Markets Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

Class A2	13.88	5.59	—	3.21	13.88	31.27	—	26.13

Class I2,3	20.18	7.13	—	4.38	20.18	41.12	—	36.96

Class R6[2,3]	20.19	7.16	—	4.41	20.19	41.33	—	37.23

Class NAV[3]	20.46	7.31	—	4.54	20.46	42.31	—	38.52

Index†	20.40	8.24	—	4.41	20.40	48.60	—	37.24

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.65	1.25	16.99	1.08
Net (%)	1.65	1.25	1.08	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

6	Emerging Markets Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2,3	5-1-07	$13,696	$13,696	$13,724

Class R6[2,3]	5-1-07	13,723	13,723	13,724

Class NAV[3]	5-1-07	13,852	13,852	13,724

MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 5-1-07.

2 Class A shares and Class I shares were first offered on 3-31-11; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Emerging Markets Fund	7

Management’s discussion of
Fund performance

Dimensional Fund Advisors LP

Emerging-market equities posted strong returns in the 12 months ended August 31, 2014. Early in the period, emerging-market equities surged as it increasingly appeared that a tightening of monetary policy by the U.S. Federal Reserve would be gradual. In January 2014, worsening economic conditions in certain emerging markets—primarily Argentina, Turkey, Russia, and South Africa—triggered rapid declines in the values of their currencies. However, currencies began to recover in February and through the spring as political and economic crises were either averted or eased in several emerging markets. Emerging-market equities rebounded strongly.

Some of the biggest gains came in India, primarily as a result of a resounding election victory in May for newly elected Prime Minister Narendra Modi. The accommodative policies of many of the world’s central banks also supported emerging-market equity prices.

For the 12 months ended August 31, 2014, John Hancock Emerging Markets Fund’s Class A shares returned 19.83%, excluding sales charges. This result trailed the 20.40% return for the fund’s benchmark, the MSCI Emerging Markets Index.

The fund’s positions in small-cap stocks relative to the benchmark were a key contributor to relative performance. Within the small-cap universe, the makeup of the fund’s portfolio among the smallest grouping of companies had the most significant positive impact.

From a sector standpoint, holdings differences in consumer staples and materials aided relative performance, while an underweight in information technology as well as holdings differences in the sector detracted. At the country level, holdings differences in Indian stocks aided performance. Holdings differences within Brazil detracted.

This commentary reflects the views of the managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Emerging Markets Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,142.30	$8.42	1.56%

Class C2	1,000.00	1,138.60	4.47	2.35%

Class I	1,000.00	1,143.40	6.65	1.23%

Class R6	1,000.00	1,144.60	6.54	1.21%

Class NAV	1,000.00	1,145.50	5.84	1.08%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Emerging Markets Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.30	$7.93	1.56%

Class C2	1,000.00	1,013.40	4.19	2.35%

Class I	1,000.00	1,019.00	6.26	1.23%

Class R6	1,000.00	1,019.10	6.16	1.21%

Class NAV	1,000.00	1,019.80	5.50	1.08%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The inception date for Class C shares is 6-27-14. Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period).

10	Emerging Markets Fund | Annual report

Portfolio summary

Top 10 Holdings (10.7% of Net Assets on 8-31-14)[1,2]

Samsung Electronics Company, Ltd.	2.5%	China Mobile, Ltd., ADR	0.9%

Taiwan Semiconductor		MTN Group, Ltd.	0.8%
Manufacturing Company, Ltd.	1.5%
		China Construction Bank
Hon Hai Precision Industry		Corp., H Shares	0.8%
Company, Ltd.	1.0%
		Sasol, Ltd.	0.7%
Tencent Holdings, Ltd.	1.0%
		CNOOC, Ltd.	0.6%
Industrial & Commercial Bank of China,
Ltd., H Shares	0.9%

Sector Composition[1,3]

Financials	23.6%	Consumer Staples	7.9%

Information Technology	15.9%	Telecommunication Services	5.3%

Consumer Discretionary	11.0%	Utilities	4.0%

Materials	10.8%	Health Care	2.5%

Industrials	10.2%	Short-Term Investments & Other	0.8%

Energy	8.0%

Top 10 Countries[1,2,3]

Taiwan	15.1%	South Africa	8.1%

South Korea	15.0%	Mexico	5.3%

Brazil	10.8%	Malaysia	4.6%

China	10.5%	Hong Kong	4.5%

India	8.7%	Indonesia	3.2%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Emerging Markets Fund	11

Fund’s investments

Summary of fund’s investments as of 8-31-14
(showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets

Common Stocks 97.6%	$2,554,847,460

(Cost $2,136,691,138)

Australia 0.0%		451,006	0.0%

Brazil 9.3%		243,083,786	9.3%

AMBEV SA, ADR (L)	1,136,323	8,283,795	0.3%

Banco Bradesco SA, ADR	477,247	8,704,985	0.3%

Banco do Brasil SA	532,774	8,327,792	0.3%

BRF SA, ADR (L)	386,423	10,302,037	0.4%

Itau Unibanco Holding SA, ADR	782,454	14,084,172	0.5%

Kroton Educacional SA	291,368	8,727,373	0.3%

Petroleo Brasileiro SA, ADR	568,759	11,835,875	0.5%

Petroleo Brasileiro SA, ADR (L)	342,492	6,702,568	0.3%

Vale SA, ADR, Ordinary A Shares (L)	539,442	7,045,113	0.3%

OTHER SECURITIES		159,070,076	6.1%

Canada 0.0%		117,720	0.0%

Chile 1.5%		40,191,670	1.5%

China 10.5%		274,237,184	10.5%

Bank of China, Ltd., H Shares	22,185,075	10,271,340	0.4%

China Construction Bank Corp., H Shares	29,155,000	21,623,635	0.8%

China Petroleum & Chemical Corp., ADR (L)	129,123	13,041,423	0.5%

CNOOC, Ltd.	8,121,000	16,276,445	0.6%

Industrial & Commercial Bank of China, Ltd.,
H Shares	37,214,000	24,627,591	0.9%

Tencent Holdings, Ltd.	1,625,100	26,449,924	1.0%

OTHER SECURITIES		161,946,826	6.3%

Colombia 0.6%		14,591,583	0.6%

Cyprus 0.1%		2,071,166	0.1%

Czech Republic 0.2%		5,171,679	0.2%

Egypt 0.1%		1,669,462	0.1%

Greece 0.6%		15,922,356	0.6%

Guernsey Channel Islands 0.0%		311,957	0.0%

12	Emerging Markets Fund | Annual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets

Hong Kong 4.5%		$117,980,698	4.5%

China Mobile, Ltd., ADR (L)	358,226	22,310,315	0.9%

OTHER SECURITIES		95,670,383	3.6%

Hungary 0.2%		4,654,152	0.2%

India 8.7%		228,532,058	8.7%

HDFC Bank, Ltd.	538,287	8,015,286	0.3%

Infosys, Ltd., ADR (L)	107,637	6,404,402	0.2%

Reliance Industries, Ltd.	753,846	12,450,087	0.5%

OTHER SECURITIES		201,662,283	7.7%

Indonesia 3.2%		83,338,945	3.2%

Astra International Tbk PT	10,389,900	6,727,128	0.3%

Bank Rakyat Indonesia Persero Tbk PT	7,767,900	7,334,601	0.3%

OTHER SECURITIES		69,277,216	2.6%

Luxembourg 0.0%		103,216	0.0%

Malaysia 4.6%		120,317,583	4.6%

CIMB Group Holdings BHD	2,678,177	6,270,573	0.2%

Malayan Banking BHD	2,219,063	7,111,365	0.3%

OTHER SECURITIES		106,935,645	4.1%

Malta 0.1%		3,006,880	0.1%

Mexico 5.3%		139,678,330	5.3%

Alfa SAB de CV, Class A	2,376,350	7,672,357	0.3%

America Movil SAB de CV, Series L	6,441,854	7,916,385	0.3%

America Movil SAB de CV, Series L, ADR (L)	351,768	8,621,834	0.3%

Cemex SAB de CV, ADR (I)(L)	785,393	10,390,749	0.4%

Fomento Economico Mexicano SAB de
CV, ADR	101,045	9,792,271	0.4%

Grupo Financiero Banorte SAB de CV, Series O	1,171,567	8,259,450	0.3%

Grupo Mexico SAB de CV, Series B	2,056,249	7,492,708	0.3%

OTHER SECURITIES		79,532,576	3.0%

Netherlands 0.1%		1,589,712	0.1%

Peru 0.1%		3,465,664	0.1%

Philippines 1.3%		34,603,750	1.3%

Poland 2.0%		51,347,442	2.0%

Russia 1.7%		43,323,290	1.7%

Gazprom OAO, ADR	1,677,622	11,997,131	0.5%

Lukoil OAO, ADR	114,200	6,358,692	0.2%

OTHER SECURITIES		24,967,467	1.0%

South Africa 8.1%		212,522,418	8.1%

FirstRand, Ltd.	1,794,737	7,279,762	0.3%

MTN Group, Ltd. (L)	956,727	21,641,563	0.8%

Naspers, Ltd.	53,318	6,800,818	0.3%

Sanlam, Ltd.	1,275,265	7,901,158	0.3%

Sasol, Ltd.	295,861	17,194,781	0.7%

Standard Bank Group, Ltd.	665,971	8,627,641	0.3%

OTHER SECURITIES		143,076,695	5.4%

See notes to financial statements	Annual report | Emerging Markets Fund	13

			% of
			Net
	Shares	Value	Assets

South Korea 15.0%		$392,260,281	15.0%

Hyundai Motor Company	56,440	12,974,393	0.5%

KB Financial Group, Inc., ADR (L)	170,990	6,957,583	0.3%

Kia Motors Corp.	124,957	7,545,881	0.3%

LG Display Company, Ltd., ADR (I)(L)	370,028	6,386,683	0.2%

NAVER Corp.	10,011	7,601,801	0.3%

Samsung Electronics Company, Ltd.	53,483	65,120,413	2.5%

Samsung Electronics Company, Ltd., GDR	2,125	1,294,737	0.0%

Shinhan Financial Group Company, Ltd.,
ADR (L)	238,879	12,352,433	0.5%

SK Hynix, Inc. (I)	188,306	8,441,962	0.3%

OTHER SECURITIES		263,584,395	10.1%

Spain 0.0%		717,057	0.0%

Taiwan 15.1%		394,357,829	15.1%

Hon Hai Precision Industry Company, Ltd.	7,854,499	26,866,330	1.0%

Taiwan Semiconductor Manufacturing
Company, Ltd.	9,233,000	38,587,271	1.5%

OTHER SECURITIES		328,904,228	12.6%

Thailand 2.8%		74,585,869	2.8%

PTT PCL	655,700	6,589,847	0.3%

OTHER SECURITIES		67,996,022	2.5%

Turkey 1.9%		50,015,262	1.9%

Ukraine 0.0%		328,184	0.0%

United States 0.0%		299,271	0.0%

Preferred Securities 1.6%		$40,221,309

(Cost $43,731,710)

Brazil 1.5%		39,419,514	1.5%

Itau Unibanco Holding SA	455,606	8,214,545	0.3%

OTHER SECURITIES		31,204,969	1.2%

Chile 0.1%		490,535	0.1%

Colombia 0.0%		311,260	0.0%

Warrants 0.0%		$90,328	0.0%

(Cost $0)		90,328	0.0%

Rights 0.0%		$47,486	0.0%

(Cost $54,528)		47,486	0.0%

14	Emerging Markets Fund | Annual report	See notes to financial statements

				% of
				Net
	Yield (%)	Shares	Value	Assets

Securities Lending Collateral 7.9%			$207,443,008

(Cost $207,391,230)

John Hancock Collateral
Investment Trust (W)	0.0970 (Y)	20,729,583	207,443,008	7.9%

Short-Term Investments 0.1%			$3,334,868

(Cost $3,334,868)

Money Market Funds 0.1%			3,334,868	0.1%

State Street Institutional
Liquid Reserves Fund	0.0747 (Y)	3,334,868	3,334,868	0.1%

Total investments (Cost $2,391,203,474)† 107.2%		$2,805,984,459		107.2%

Other Assets And Liabilities, Net (7.2%)			(188,646,171)	(7.2)%

Total net assets 100.0%		$2,617,338,288		100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,413,347,075. Net unrealized appreciation aggregated $392,637,384 of which $651,012,606 related to appreciated investment securities and $258,375,222 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14:

Financials	23.6%
Information Technology	15.9%
Consumer Discretionary	11.0%
Materials	10.8%
Industrials	10.2%
Energy	8.0%
Consumer Staples	7.9%
Telecommunication Services	5.3%
Utilities	4.0%
Health Care	2.5%
Short-Term Investments & Other	0.8%

Total	100.0%

See notes to financial statements	Annual report | Emerging Markets Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,183,812,244)
including ($200,856,469) of securities loaned	$2,598,541,451
Investments in affiliated issuers, at value (Cost $207,391,230)	207,443,008

Total investments, at value (Cost $2,391,203,474)	2,805,984,459
Cash	279,010
Foreign currency, at value (Cost $9,848,838)	9,866,852
Receivable for investments sold	7,003,469
Receivable for fund shares sold	4,407,056
Dividends and interest receivable	5,898,729
Receivable for securities lending income	172,744
Receivable due from advisor	328
Other receivables and prepaid expenses	81,444

Total assets	2,833,694,091

Liabilities

Foreign capital gains tax payable	676,916
Payable for investments purchased	6,348,086
Payable for fund shares repurchased	436,821
Payable upon return of securities loaned	207,442,240
Payable to affiliates
Accounting and legal services fees	53,499
Transfer agent fees	74,362
Trustees’ fees	335
Other liabilities and accrued expenses	1,323,544

Total liabilities	216,355,803

Net assets	$2,617,338,288

Net assets consist of

Paid-in capital	$2,228,942,091
Undistributed net investment income	15,940,859
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(41,671,450)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	414,126,788

Net assets	$2,617,338,288

16	Emerging Markets Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($336,727,352 ÷ 29,746,655 shares)[1]	$11.32
Class C ($269,711 ÷ 23,823 shares)	$11.32
Class I ($50,630,087 ÷ 4,471,836 shares)	$11.32
Class R6 ($145,115 ÷ 12,820 shares)	$11.32
Class NAV ($2,229,566,023 ÷ 196,665,292 shares)	$11.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.92

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Emerging Markets Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$66,295,785
Securities lending	2,090,689
Interest	11,825
Less foreign taxes withheld	(7,806,152)

Total investment income	60,592,147

Expenses

Investment management fees	22,398,614
Distribution and service fees	473,057
Accounting and legal services fees	294,200
Transfer agent fees	274,288
Trustees’ fees	30,792
State registration fees	72,483
Printing and postage	35,581
Professional fees	110,531
Custodian fees	2,592,720
Registration and filing fees	43,251
Expense recapture	112
Other	53,181

Total expenses	26,378,810
Less expense reductions	(172,843)

Net expenses	26,205,967

Net investment income	34,386,180

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	22,505,173[1]
Investments in affiliated issuers	643
Futures contracts	(1,313,838)
21,191,978
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	381,106,238[2]
Investments in affiliated issuers	(9,992)

381,096,246

Net realized and unrealized gain	402,288,224

Increase in net assets from operations	$436,674,404

1 Net of foreign taxes of $2,880.

2 Net of $676,916 increase in accrued foreign taxes.

18	Emerging Markets Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$34,386,180	$31,282,955
Net realized gain	21,191,978	34,013,490
Change in net unrealized appreciation (depreciation)	381,096,246	(43,182,662)

Increase in net assets resulting from operations	436,674,404	22,113,783

Distributions to shareholders
From net investment income
Class A	(1,219,758)	(130,173)
Class I	(1,228,293)	(1,141,447)
Class R6	(2,072)	(1,209)
Class NAV	(40,776,992)	(30,510,643)

Total distributions	(43,227,115)	(31,783,472)

From fund share transactions	(38,986,592)	25,588,956

Total increase	354,460,697	15,919,267

Net assets

Beginning of year	2,262,877,591	2,246,958,324

End of year	$2,617,338,288	$2,262,877,591

Undistributed net investment income	$15,940,859	$20,702,661

See notes to financial statements	Annual report | Emerging Markets Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$9.58	$9.59	$10.65	$12.23
Net investment income[2]	0.16	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.72	(0.03)	(1.10)	(1.68)
Total from investment operations	1.88	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.14)	(0.07)	(0.06)	—
From net realized gain	—	—	(0.01)	—
Total distributions	(0.14)	(0.07)	(0.07)	—
Net asset value, end of period	$11.32	$9.58	$9.59	$10.65
Total return (%)[3,4]	19.83	0.60	(9.25)	(12.92)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$337	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.74[7]	1.96	2.26[6]
Expenses including reductions	1.56	1.74	1.75	1.75[6]
Net investment income	1.57	0.85	1.10	2.29[6]
Portfolio turnover (%)	17	7	23	11[8]

1 The inception date for Class A shares is 3-31-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
8 The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

20	Emerging Markets Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$10.86
Net investment income[2]	0.03
Net realized and unrealized gain on investments	0.43
Total from investment operations	0.46
Net asset value, end of period	$11.32
Total return (%)[3,4]	4.24[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.75[7]
Expenses including reductions	2.35[7]
Net investment income	1.33[7]
Portfolio turnover (%)	17[8]

1 The inception date for Class C shares is 6-27-14.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized
8 The portfolio turnover is shown for the period 9-1-13 to 8-31-14.

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11[1]

Per share operating performance

Net asset value, beginning of period	$9.59	$9.60	$10.67	$12.23
Net investment income[2]	0.12	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	1.79	(0.01)	(1.06)	(1.69)
Total from investment operations	1.91	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.18)	(0.13)	(0.11)	—
From net realized gain	—	—	(0.01)	—
Total distributions	(0.18)	(0.13)	(0.12)	—
Net asset value, end of period	$11.32	$9.59	$9.60	$10.67
Total return (%)[3]	20.18	1.13	(8.87)	(12.76)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$51	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.21	1.23	1.26[5]
Expenses including reductions	1.25	1.21	—	—
Net investment income	1.14	1.29	1.11	2.99[5]
Portfolio turnover (%)	17	7	23	11[6]

1 The inception date for Class I shares is 3-31-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

See notes to financial statements	Annual report | Emerging Markets Fund	21

CLASS R6 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.59	$9.60	$10.68
Net investment income[2]	0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments	1.76	—	(1.08)
Total from investment operations	1.91	0.12	(0.95)
Less distributions
From net investment income	(0.18)	(0.13)	(0.12)
From net realized gain	—	—	(0.01)
Total distributions	(0.18)	(0.13)	(0.13)
Net asset value, end of period	$11.32	$9.59	$9.60
Total return (%)[3]	20.19	1.12	(8.80)

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.51	16.99	20.83
Expenses including reductions	1.21	1.22	1.22
Net investment income	1.40	1.18	1.33
Portfolio turnover (%)	17	7	23[5]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Less than $500,000.
5 The portfolio turnover is shown for the period 9-1-11 to 8-31-12.

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.60	$9.61	$10.68	$10.82	$9.09
Net investment income[1]	0.15	0.13	0.14	0.15	0.08
Net realized and unrealized gain (loss)
on investments	1.79	—	(1.08)	0.61	1.77
Total from investment operations	1.94	0.13	(0.94)	0.76	1.85
Less distributions
From net investment income	(0.20)	(0.14)	(0.12)	(0.09)	(0.08)
From net realized gain	—	—	(0.01)	(0.81)	(0.04)
Total distributions	(0.20)	(0.14)	(0.13)	(0.90)	(0.12)
Net asset value, end of period	$11.34	$9.60	$9.61	$10.68	$10.82
Total return (%)[2]	20.46	1.25	(8.71)	6.13	20.43

Ratios and supplemental data

Net assets, end of period (in millions)	$2,230	$2,163	$2,107	$2,099	$1,590
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.08	1.07	1.07	1.08
Expenses including reductions	1.08	1.08	1.07	1.07	1.08
Net investment income	1.46	1.30	1.49	1.25	0.81
Portfolio turnover (%)	17	7	23	11	29

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

22	Emerging Markets Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living Through II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following

Annual report | Emerging Markets Fund	23

procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$451,006	—	$451,006	—
Brazil	243,083,786	$243,083,786	—	—
Canada	117,720	117,720	—	—
Chile	40,191,670	40,191,670	—	—
China	274,237,184	29,612,164	243,548,107	$1,076,913
Colombia	14,591,583	14,591,583	—	—
Cyprus	2,071,166	—	2,071,166	—
Czech Republic	5,171,679	—	5,171,679	—
Egypt	1,669,462	—	1,669,462	—
Greece	15,922,356	—	15,922,356	—
Guernsey Channel
Islands	311,957	—	311,957	—
Hong Kong	117,980,698	27,222,163	90,363,145	395,390
Hungary	4,654,152	—	4,654,152	—
India	228,532,058	16,972,372	211,515,698	43,988
Indonesia	83,338,945	3,580,704	79,300,267	457,974
Luxembourg	103,216	—	103,216	—
Malaysia	120,317,583	—	120,317,583	—
Malta	3,006,880	—	3,006,880	—
Mexico	139,678,330	139,566,379	5,834	106,117
Netherlands	1,589,712	1,558,376	31,336	—

24	Emerging Markets Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (cont.)
Peru	$3,465,664	$3,465,664	—	—
Philippines	34,603,750	—	$34,603,750	—
Poland	51,347,442	—	51,347,442	—
Russia	43,323,290	257,718	43,065,572	—
South Africa	212,522,418	18,977,551	193,519,330	$25,537
South Korea	392,260,281	29,722,367	361,185,446	1,352,468
Spain	717,057	717,057	—	—
Taiwan	394,357,829	14,526,512	379,831,317	—
Thailand	74,585,869	—	74,412,148	173,721
Turkey	50,015,262	664,318	49,120,561	230,383
Ukraine	328,184	—	328,184	—
United States	299,271	—	299,271	—
Preferred Securities
Brazil	39,419,514	39,419,514	—	—
Chile	490,535	490,535	—	—
Colombia	311,260	311,260	—	—
Warrants	90,328	59,694	30,634	—
Rights	47,486	15,191	32,295	—
Securities Lending
Collateral	207,443,008	207,443,008	—	—
Short-Term Investments	3,334,868	3,334,868	—	—

Total Investments in
Securities	$2,805,984,459	$835,902,174	$1,966,219,794	$3,862,491

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Annual report | Emerging Markets Fund	25

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $1,482.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent

26	Emerging Markets Fund | Annual report

fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $15,747,514 and a long-term capital loss carryforward of $23,059,052 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$43,227,115	$31,783,472

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $35,219,570 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its

Annual report | Emerging Markets Fund	27

obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2014, the fund used futures contracts to gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. During the year ended August 31, 2014, the fund held futures contracts with notional values ranging from $38.6 million to $70.6 million, as measured at each quarter end. There were no open futures contracts held at August 31, 2014.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

RISK	STATEMENT OF OPERATION LOCATION	FUTURES CONTRACTS

Equity contracts	Net realized gain (loss) on	($1,313,838)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management

28	Emerging Markets Fund | Annual report

contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100 million of the fund’s aggregate net assets and (b) 0.950% of the fund’s aggregate net assets in excess of $100 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee for certain funds (the participating portfolios) of the Trust and John Hancock Variable Insurance Trust. All funds covered in this report are participating portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class C shares, to the extent that the expenses for such class exceed 2.35% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class R6 shares, to the extent that the expenses for such class exceed 1.22% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waiver and/or reimbursement will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2014 the fee waivers and/or reimbursements were such that these expenses did not exceed 1.75% for Class A and the limits for the remainder of the share classes above were unchanged.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred

Annual report | Emerging Markets Fund	29

in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $10,638, $2,788, $3,523, $19,414 and $136,480 for Class A, Class C, Class I, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2014.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED DURING
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	THE PERIOD ENDED
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	AUGUST 31, 2014

$16,620	$16,413	$8,692	$112

Amounts recovered by class

CLASS R6

$112

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $450,913 for the year ended August 31, 2014. Of this amount, $76,985 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $372,943 was paid as sales commissions to broker-dealers and $985 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market

30	Emerging Markets Fund | Annual report

value at the time of redemption or original purchase cost of the shares being redeemed. Proceeds from CDSC’s are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	472,760	206,713	30,752	22,585
Class C	297	37	2,805	9
Class I	—	67,514	19,747	12,733
Class R6	—	24	19,179	254
Total	473,057	274,288	72,483	35,581

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund(s), along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

BORROWER	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$14,067,670	10	0.44%	$1,715

Annual report | Emerging Markets Fund	31

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	29,158,009	$303,382,054	2,469,135	$25,368,394
Distributions reinvested	120,613	1,218,190	12,335	130,132
Repurchased	(2,868,336)	(30,490,509)	(584,842)	(6,053,656)

Net increase	26,410,286	$274,109,735	1,896,628	$19,444,870

Class C shares[1]

Sold	23,823	$262,938	—	—

Net increase	23,823	$262,938	—	—

Class I shares

Sold	1,243,116	$12,996,295	9,385,696	$97,581,488
Distributions reinvested	36,667	369,965	14,732	154,983
Repurchased	(3,843,812)	(38,143,560)	(15,530,268)	(156,542,145)

Net decrease	(2,564,029)	($24,777,300)	(6,129,840)	($58,805,674)

Class R6 shares

Sold	2,645	$28,058	1,743	$18,133
Distributions reinvested	35	351	—	—
Repurchased	(431)	(4,382)	(535)	(5,635)

Net increase	2,249	$24,027	1,208	$12,498

Class NAV shares

Sold	4,179,164	$43,871,050	12,033,436	$123,328,337
Distributions reinvested	4,041,327	40,776,992	2,900,251	30,510,643
Repurchased	(36,850,047)	(373,254,034)	(8,836,498)	(88,901,718)

Net increase (decrease)	(28,629,556)	($288,605,992)	6,097,189	$64,937,262

Total net increase (decrease)	(4,757,227)	($38,986,592)	1,865,185	$25,588,956

1 The inception date for Class C is 6-27-14.

Affiliates of the fund owned 39%, 73% and 100% of shares of beneficial interest of Class C, Class R6 and Class NAV, respectively, on August 31, 2014:

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $391,964,528 and 464,397,751, respectively, for the year ended August 31, 2014.

32	Emerging Markets Fund | Annual report

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 82.3% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	29.8%
John Hancock Lifestyle Balanced Portfolio	20.5%
John Hancock Lifestyle Aggressive Portfolio	14.3%

Annual report | Emerging Markets Fund	33

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Emerging Markets Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

34	Emerging Markets Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $57,381,901. The fund intends to pass through foreign tax credits of $6,661,206.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Emerging Markets Fund	35

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

36	Emerging Markets Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

Annual report | Emerging Markets Fund	37

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2013. The Board took into account management’s discussion of the fund’s performance and the factors that contributed to the fund’s more recent relative performance, including the effect of market conditions and the fund’s investment strategies. The Board noted that the fund’s NAV class (the fund’s oldest share class) outperformed its benchmark index and Morningstar category over the five-year period ended April 30, 2014. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

38	Emerging Markets Fund | Annual report

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion

Annual report | Emerging Markets Fund	39

and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

40	Emerging Markets Fund | Annual report

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

Annual report | Emerging Markets Fund	41

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is being monitored and reasonably addressed;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

42	Emerging Markets Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Emerging Markets Fund	43

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

44	Emerging Markets Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Emerging Markets Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

46	Emerging Markets Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Emerging Markets Fund	47

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	368A 8/14
MF198763	10/14

John Hancock
U.S. Equity Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A2	14.03	13.18	—	5.69	14.03	85.68	—	63.26

Class I2,3	20.53	14.83	—	6.77	20.53	99.66	—	78.63

Class 1[2,3]	20.60	14.91	—	6.85	20.60	100.35	—	79.81

Class NAV[3]	20.56	14.96	—	6.90	20.56	100.81	—	80.51

Index†	24.74	17.22	—	8.52	24.74	121.35	—	106.09

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Gross (%)	1.34	0.97	0.84	0.79
Net (%)	1.33	0.90	0.84	0.79

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 3000 Index.

See the following page for footnotes.

6	U.S. Equity Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2,3	10-29-05	$17,863	$17,863	$20,609

Class 1[2,3]	10-29-05	17,981	17,981	20,609

Class NAV[3]	10-29-05	18,051	18,051	20,609

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 10-29-05.

2 Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, and Class 1 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | U.S. Equity Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo Van Otterloo & Co. LLC (GMO)

The stock market fared very well during the 12 months ended August 31, 2014, amid a favorable environment for performance. Specifically, the U.S. economy maintained a mostly steady growth pace, while the employment picture continued to improve. These conditions helped disproportionately lift the shares of more-speculative, more-volatile companies, while high-quality stocks enjoyed strong absolute gains but were unable to keep up with the overall market.

For the 12 months ended August 31, 2014, John Hancock U.S. Equity Fund’s Class A shares added 20.07%, excluding sales charges, which lagged the 24.74% gain of the Russell 3000 Index. The biggest relative detractor was the fund’s substantial overweighting in consumer staples, given that the sector trailed the benchmark, the Russell 3000 Index, by a wide margin. Within this category, specific holdings failed to meet our expectations, including branded consumer products giant The Procter & Gamble Company; tobacco manufacturer Philip Morris International, Inc.; and beverage producer The Coca-Cola Company. In all three cases, we found their valuations to be unusually compelling and, at period end, believed in their long-term prospects. Our security selection within consumer discretionary was also disappointing, especially the fund’s position in Amazon.com, Inc., the dominant Internet retailer.

Meanwhile, the fund benefited from a substantial overweighting in the information technology sector, which outperformed the benchmark. Despite subpar security selection in this group, several of the fund’s positions worked out well, including software company Microsoft Corp. and Internet search leader Google Inc., which returned approximately 40% and 36%, respectively, during the 12 months. In the healthcare sector, two notable contributors were pharmaceutical companies Allergan, Inc. and Bristol-Myers Squibb Company.

Despite a rising stock market, at period end, we continued to find value among high-quality companies, especially within consumer staples, healthcare, and information technology.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	U.S. Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1,2]	expense ratio

Class A	$1,000.00	$1,070.50	$6.63	1.27%

Class C	1,000.00	1,000.00	0.17	2.05%

Class I	1,000.00	1,072.20	4.65	0.89%

Class 1	1,000.00	1,073.00	4.34	0.83%

Class NAV	1,000.00	1,073.00	4.08	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[3]	expense ratio

Class A	$1,000.00	$1,018.80	$6.46	1.27%

Class C	1,000.00	1,014.90	10.41	2.05%

Class I	1,000.00	1,020.70	4.53	0.89%

Class 1	1,000.00	1,021.00	4.23	0.83%

Class NAV	1,000.00	1,021.30	3.97	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio for Class A, Class I, Class 1 and Class NAV shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio for Class C shares, multiplied by the average account value over the period, multiplied by 3/365 (to reflect period).

3 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	U.S. Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (41.5% of Total Net Assets on 8-31-14)[1,2]

Amazon.com, Inc.	5.2%	Johnson & Johnson	3.9%

Microsoft Corp.	5.1%	Exxon Mobil Corp.	3.6%

Philip Morris International, Inc.	4.8%	International Business Machines Corp.	3.4%

Oracle Corp.	4.6%	The Procter & Gamble Company	3.4%

Express Scripts Holding Company	4.5%	JPMorgan Chase & Company	3.0%

Sector Composition[1,3]

Information Technology	30.6%	Industrials	4.6%

Health Care	21.0%	Financials	4.0%

Consumer Staples	18.6%	Materials	0.8%

Consumer Discretionary	10.1%	Short-Term Investments & Other	1.2%

Energy	9.1%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Large company stocks could fall out of favor. Value stocks may decline in price. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | U.S. Equity Fund	11

Fund’s investments

As of 8-31-14

	Shares	Value
Common Stocks 98.8%	$1,220,723,134

(Cost $846,414,055)

Consumer Discretionary 10.1%		124,367,841

Auto Components 0.0%

Gentex Corp.	12,200	360,510

Automobiles 0.0%

General Motors Company	1,001	34,835

Distributors 0.2%

Genuine Parts Company	27,100	2,377,754

Diversified Consumer Services 0.0%

Capella Education Company	300	19,533

Hotels, Restaurants & Leisure 1.2%

McDonald’s Corp.	155,930	14,613,759

Starbucks Corp.	800	62,248

Yum! Brands, Inc.	480	34,766

Household Durables 0.1%

Garmin, Ltd.	5,100	277,083

Tupperware Brands Corp.	5,800	424,908

Internet & Catalog Retail 5.2%

Amazon.com, Inc. (I)	188,796	64,009,396

Leisure Products 0.1%

Hasbro, Inc.	9,700	510,754

Mattel, Inc.	18,500	638,065

Polaris Industries, Inc.	3,600	523,368

Media 0.0%

Scripps Networks Interactive, Inc., Class A	4,800	382,608

Multiline Retail 0.1%

Dollar Tree, Inc. (I)	28,600	1,533,675

Specialty Retail 1.6%

AutoZone, Inc. (I)	1,300	700,492

Bed Bath & Beyond, Inc. (I)	144,700	9,298,422

Ross Stores, Inc.	40,800	3,077,136

The TJX Companies, Inc.	90,200	5,376,822

Tiffany & Company	4,800	484,512

Urban Outfitters, Inc. (I)	7,300	290,467

12	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Textiles, Apparel & Luxury Goods 1.6%

Coach, Inc.	55,300	$2,036,699

Fossil Group, Inc. (I)	3,800	384,902

NIKE, Inc., Class B	136,760	10,742,498

Ralph Lauren Corp.	11,000	1,861,200

VF Corp.	67,240	4,311,429

Consumer Staples 18.6%		230,284,758

Beverages 4.5%

Brown-Forman Corp., Class B	24,400	2,260,904

Coca-Cola Company	855,200	35,678,944

Monster Beverage Corp. (I)	28,220	2,494,930

PepsiCo, Inc.	165,170	15,276,573

Food & Staples Retailing 2.8%

Costco Wholesale Corp.	66,500	8,051,820

CVS Caremark Corp.	8,400	667,380

Sysco Corp.	116,300	4,399,629

United Natural Foods, Inc. (I)	5,800	372,882

Wal-Mart Stores, Inc. (L)	276,333	20,863,142

Walgreen Company	500	30,260

Food Products 1.1%

General Mills, Inc.	97,600	5,209,888

Hormel Foods Corp.	28,700	1,454,516

Kellogg Company	19,000	1,234,430

McCormick & Company, Inc.	23,900	1,665,591

Mead Johnson Nutrition Company	10,800	1,032,480

The Hershey Company	30,000	2,742,600

Household Products 4.8%

Church & Dwight Company, Inc.	27,300	1,862,952

Colgate-Palmolive Company	191,700	12,408,741

Kimberly-Clark Corp.	15,900	1,717,200

Procter & Gamble Company	507,300	42,161,703

The Clorox Company (L)	14,300	1,266,980

Personal Products 0.3%

Herbalife, Ltd. (L)	18,200	927,836

The Estee Lauder Companies, Inc., Class A	44,360	3,408,179

Tobacco 5.1%

Altria Group, Inc.	1,000	43,080

Lorillard, Inc.	670	39,999

Philip Morris International, Inc.	693,457	59,346,050

Reynolds American, Inc.	62,700	3,666,069

Energy 9.1%		112,405,397

Oil, Gas & Consumable Fuels 9.1%

Apache Corp.	53,218	5,419,189

Chevron Corp.	262,214	33,943,602

ConocoPhillips	162,200	13,173,884

Exxon Mobil Corp.	442,200	43,981,212

Hess Corp.	25,400	2,567,940

See notes to financial statements	Annual report | U.S. Equity Fund	13

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Marathon Oil Corp.	108,000	$4,502,520

Occidental Petroleum Corp.	85,000	8,817,050

Financials 4.0%		49,430,582

Banks 4.0%

JPMorgan Chase & Company	619,974	36,857,454

Wells Fargo & Company	242,700	12,484,488

Insurance 0.0%

American International Group, Inc.	800	44,848

MetLife, Inc.	800	43,792

Health Care 21.0%		259,029,887

Biotechnology 1.8%

Amgen, Inc.	92,800	12,934,464

Biogen Idec, Inc. (I)	27,490	9,430,170

Celgene Corp. (I)	500	47,510

Health Care Equipment & Supplies 6.0%

Abbott Laboratories	366,000	15,459,840

Baxter International, Inc.	105,500	7,910,390

Becton, Dickinson and Company	43,900	5,143,763

C.R. Bard, Inc.	14,780	2,193,943

Covidien PLC	160,200	13,910,166

Edwards Lifesciences Corp. (I)	22,320	2,215,483

IDEXX Laboratories, Inc. (I)	10,500	1,301,685

Intuitive Surgical, Inc. (I)	7,770	3,651,978

Medtronic, Inc.	90,034	5,748,671

ResMed, Inc. (L)	27,400	1,453,570

Sirona Dental Systems, Inc. (I)	4,300	350,493

St. Jude Medical, Inc.	65,000	4,263,350

Stryker Corp.	64,400	5,365,164

Varian Medical Systems, Inc. (I)	21,500	1,827,930

Zimmer Holdings, Inc.	36,900	3,664,539

Health Care Providers & Services 7.5%

Aetna, Inc.	605	49,689

Express Scripts Holding Company (I)	756,210	55,906,605

Henry Schein, Inc. (I)	17,100	2,046,699

Humana, Inc.	29,600	3,810,704

Laboratory Corp. of America Holdings (I)	38,400	4,117,632

MEDNAX, Inc. (I)	26,900	1,540,025

UnitedHealth Group, Inc.	252,046	21,847,347

WellPoint, Inc.	31,700	3,693,367

Health Care Technology 0.3%

Cerner Corp. (I)	49,640	2,862,242

Life Sciences Tools & Services 0.2%

Mettler-Toledo International, Inc. (I)	1,200	324,576

Waters Corp. (I)	16,600	1,716,938

14	U.S. Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Pharmaceuticals 5.2%

Allergan, Inc.	44,726	$7,320,752

Bristol-Myers Squibb Company	1,000	50,650

Eli Lilly & Company	135,400	8,606,024

Johnson & Johnson	464,200	48,151,466

Merck & Company, Inc.	1,125	67,624

Pfizer, Inc.	1,512	44,438

Industrials 4.6%		56,877,678

Aerospace & Defense 0.4%

General Dynamics Corp.	8,900	1,096,925

Honeywell International, Inc.	16,000	1,523,680

Precision Castparts Corp.	9,900	2,416,194

United Technologies Corp.	400	43,192

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide, Inc. (L)	31,600	2,157,016

Expeditors International of Washington, Inc.	9,500	392,350

Commercial Services & Supplies 0.2%

Rollins, Inc.	15,450	459,638

Stericycle, Inc. (I)	14,600	1,735,210

Electrical Equipment 0.7%

AMETEK, Inc.	6,600	349,404

Emerson Electric Company	110,600	7,080,612

Hubbell, Inc., Class B	2,900	350,610

Rockwell Automation, Inc.	4,300	501,423

Industrial Conglomerates 2.5%

3M Company	141,900	20,433,600

Danaher Corp.	122,300	9,369,403

Roper Industries, Inc.	2,900	436,624

Machinery 0.3%

CLARCOR, Inc.	5,000	316,050

Dover Corp.	6,500	571,155

Illinois Tool Works, Inc.	21,100	1,861,231

Pall Corp.	4,400	371,228

Snap-on, Inc.	2,800	349,860

Wabtec Corp.	5,800	483,488

Professional Services 0.0%

Equifax, Inc.	4,300	338,668

Road & Rail 0.0%

Landstar System, Inc.	4,500	305,393

Trading Companies & Distributors 0.3%

Fastenal Company (L)	26,700	1,208,976

MSC Industrial Direct Company, Inc., Class A	3,800	342,532

W.W. Grainger, Inc.	9,680	2,383,216

See notes to financial statements	Annual report | U.S. Equity Fund	15

	Shares	Value
Information Technology 30.6%		$377,829,690

Communications Equipment 4.9%

Cisco Systems, Inc.	1,256,906	31,410,081

F5 Networks, Inc. (I)	6,300	782,397

QUALCOMM, Inc.	362,898	27,616,538

Electronic Equipment, Instruments & Components 0.0%

Amphenol Corp., Class A	3,800	391,438

Internet Software & Services 4.9%

Akamai Technologies, Inc. (I)	12,200	737,124

eBay, Inc. (I)	223,700	12,415,350

Google, Inc., Class A (I)	60,300	35,116,308

Google, Inc., Class C (I)	22,000	12,575,200

IT Services 6.2%

Accenture PLC, Class A	131,100	10,626,966

Automatic Data Processing, Inc.	21,880	1,826,542

Cognizant Technology Solutions Corp., Class A (I)	114,800	5,249,804

Gartner, Inc. (I)	4,200	313,278

International Business Machines Corp.	221,497	42,593,873

Jack Henry & Associates, Inc.	17,700	1,023,237

MasterCard, Inc., Class A	85,300	6,466,593

Paychex, Inc.	63,600	2,648,940

Teradata Corp. (I)	130,000	5,937,100

Total System Services, Inc.	9,600	302,016

Semiconductors & Semiconductor Equipment 0.2%

Analog Devices, Inc.	11,100	567,432

Intel Corp.	1,400	48,888

Linear Technology Corp.	12,800	577,408

Xilinx, Inc.	22,300	942,175

Software 10.6%

ANSYS, Inc. (I)	18,100	1,471,530

CA, Inc.	19,500	550,680

Citrix Systems, Inc. (I)	36,000	2,529,360

FactSet Research Systems, Inc. (L)	3,800	484,120

Intuit, Inc.	55,300	4,599,854

Microsoft Corp.	1,395,785	63,410,513

Oracle Corp.	1,357,655	56,383,410

Red Hat, Inc. (I)	7,700	469,084

Synopsys, Inc. (I)	25,000	1,022,500

Technology Hardware, Storage & Peripherals 3.8%

Apple, Inc.	333,400	34,173,500

EMC Corp.	396,700	11,714,551

Hewlett-Packard Company	4,334	164,692

NetApp, Inc.	16,300	687,208

Materials 0.8%		10,462,166

Chemicals 0.8%

International Flavors & Fragrances, Inc.	2,900	294,611

Monsanto Company	68,300	7,898,895

Sigma-Aldrich Corp.	19,100	1,986,400

16	U.S. Equity Fund | Annual report	See notes to financial statements

		Shares	Value
Containers & Packaging 0.0%

AptarGroup, Inc.		4,400	$282,260

Telecommunication Services 0.0%			35,135

Diversified Telecommunication Services 0.0%

AT&T, Inc.		1,005	35,135

Rights 0.0%			$1,092

(Cost $1,820)

Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)		28,000	1,092

Warrants 0.0%			$88

(Cost $280)

Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)		44	88

	Yield (%)	Shares	Value
Securities Lending Collateral 1.8%			$21,949,610

(Cost $21,949,332)

John Hancock Collateral Investment Trust (W)	0.0970 (Y)	2,193,404	21,949,610

Money Market Funds 1.4%			17,272,389

(Cost $17,272,389)

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	17,272,389	17,272,389

Total investments (Cost $885,637,876)† 102.0%		$1,259,946,313

Other assets and liabilities, net (2.0%)			($24,907,950)

Total net assets 100.0%		$1,235,038,363

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $907,993,193. Net unrealized appreciation aggregated $351,953,120, of which $354,187,300 related to appreciated investment securities and $2,234,180 related to depreciated investment securities.

See notes to financial statements	Annual report | U.S. Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $863,688,544) including
$21,520,305 of securities loaned	$1,237,996,703
Investments in affiliated issuers, at value (Cost $21,949,332)	21,949,610

Total investments, at value (Cost $885,637,876)	1,259,946,313
Foreign currency, at value (Cost $17)	17
Receivable for investments sold	1,818,824
Receivable for fund shares sold	63,913
Dividends and interest receivable	2,700,512
Receivable for securities lending income	4,799
Receivable due from advisor	1,092
Other receivables and prepaid expenses	53,498

Total assets	1,264,588,968

Liabilities

Payable for investments purchased	1,923,158
Payable for fund shares repurchased	5,451,732
Payable upon return of securities loaned	21,960,608
Payable to affiliates
Accounting and legal services fees	25,762
Transfer agent fees	34,346
Trustees’ fees	183
Other liabilities and accrued expenses	154,816

Total liabilities	29,550,605

Net assets	$1,235,038,363

Net assets consist of

Paid-in capital	$703,013,460
Undistributed net investment income	9,642,943
Accumulated net realized gain (loss) on investments	148,073,786
Net unrealized appreciation (depreciation) on investments	374,308,174

Net assets	$1,235,038,363

18	U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($52,209,169 ÷ 3,777,264 shares)[1]	$13.82
Class C ($100,019 ÷ 7,241 shares)[1]	$13.81
Class I ($119,613,267 ÷ 8,659,628 shares)	$13.81
Class 1 ($57,881,309 ÷ 4,191,168 shares)	$13.81
Class NAV ($1,005,234,599 ÷ 72,766,392 shares)	$13.81

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.55

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | U.S. Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$24,885,956
Securities lending	152,407
Interest	11

Total investment income	25,038,374

Expenses

Investment management fees	8,876,466
Distribution and service fees	166,278
Accounting and legal services fees	147,256
Transfer agent fees	194,575
Trustees’ fees	16,139
State registration fees	63,268
Printing and postage	15,984
Professional fees	64,144
Custodian fees	143,267
Registration and filing fees	25,700
Expense recapture	2,247
Other	24,063

Total expenses	9,739,387
Less expense reductions	(144,426)

Net expenses	9,594,961

Net investment income	15,443,413

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	189,149,983
Investments in affiliated issuers	(25)

189,149,958
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,481,971
Investments in affiliated issuers	(940)

15,481,031

Net realized and unrealized gain	204,630,989

Increase in net assets from operations	$220,074,402

20	U.S. Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$15,443,413	$25,473,193
Net realized gain	189,149,958	232,222,898
Change in net unrealized appreciation (depreciation)	15,481,031	(12,546,041)

Increase in net assets resulting from operations	220,074,402	245,150,050

Distributions to shareholders
From net investment income
Class A	(628,059)	(275,342)
Class I	(1,916,341)	(918,712)
Class 1	(1,070,734)	(718,206)
Class NAV	(17,961,426)	(23,728,681)
From net realized gain
Class A	(4,581,829)	—
Class I	(10,753,939)	—
Class 1	(5,861,712)	—
Class NAV	(95,978,912)	—

Total distributions	(138,752,952)	(25,640,941)

From fund share transactions	35,559,738	(711,668,690)

Total increase (decrease)	116,881,188	(492,159,581)

Net assets

Beginning of year	1,118,157,175	1,610,316,756

End of year	$1,235,038,363	$1,118,157,175

Undistributed net investment income	$9,642,943	$15,786,199

See notes to financial statements	Annual report | U.S. Equity Fund	21

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$10.33
Net investment income[2]	0.11	0.13	0.10
Net realized and unrealized gain on investments	2.35	1.45	1.20
Total from investment operations	2.46	1.58	1.30
Less distributions
From net investment income	(0.20)	(0.12)	(0.07)
From net realized gain	(1.46)	—	—
Total distributions	(1.66)	(0.12)	(0.07)
Net asset value, end of period	$13.82	$13.02	$11.56
Total return (%)[3,4]	20.07	13.84	12.64[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$52	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.35[6]	1.39[7]
Expenses including reductions	1.28	1.35	1.35[7]
Net investment income	0.85	1.03	1.06[7]
Portfolio turnover (%)	52	42	48[8,9]

1 The inception date for Class A shares is 10-31-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 Annualized.
8 Excludes merger activity.
9 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

22	U.S. Equity Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$13.81
Net investment income[2]	—[3]
Net realized and unrealized gain on investments	—[3]
Total from investment operations	—[3]
Net asset value, end of period	$13.81
Total return (%)[4,5]	0.00[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.05[8]
Expenses including reductions	2.05[8]
Net investment income	0.46[8]
Portfolio turnover (%)	52[9]

1 The inception date for Class C shares is 8-28-14.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

CLASS I SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$10.33
Net investment income[2]	0.16	0.18	0.13
Net realized and unrealized gain (loss) on investments	2.35	1.46	1.21
Total from investment operations	2.51	1.64	1.34
Less distributions
From net investment income	(0.26)	(0.18)	(0.11)
From net realized gain	(1.46)	—	—
Total distributions	(1.72)	(0.18)	(0.11)
Net asset value, end of period	$13.81	$13.02	$11.56
Total return (%)[3]	20.53	14.35	13.11[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$120	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.92	0.96[5]
Expenses including reductions	0.89	0.89	0.89[5]
Net investment income	1.24	1.48	1.47[5]
Portfolio turnover (%)	52	42	48[6,7]

1 The inception date for Class I shares is 10-31-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

See notes to financial statements	Annual report | U.S. Equity Fund	23

CLASS 1 SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$13.02	$11.56	$11.04
Net investment income[2]	0.17	0.19	0.06
Net realized and unrealized gain on investments	2.35	1.45	0.46
Total from investment operations	2.52	1.64	0.52
Less distributions
From net investment income	(0.27)	(0.18)	—
From net realized gain	(1.46)	—	—
Total distributions	(1.73)	(0.18)	—
Net asset value, end of period	$13.81	$13.02	$11.56
Total return (%)[3]	20.60	14.41	4.71[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$58	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.83	0.84[5]
Expenses including reductions	0.83	0.83	0.84[5]
Net investment income	1.29	1.54	1.77[5]
Portfolio turnover (%)	52	42	48[6,7]

1 The inception date for Class 1 shares is 5-7-12.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.
7 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$13.03	$11.56	$9.84	$8.30	$8.25
Net investment income[1]	0.18	0.20	0.16	0.14	0.12
Net realized and unrealized gain on investments	2.33	1.46	1.68	1.52	0.05
Total from investment operations	2.51	1.66	1.84	1.66	0.17
Less distributions
From net investment income	(0.27)	(0.19)	(0.12)	(0.12)	(0.12)
From net realized gain	(1.46)	—	—	—	—
Total distributions	(1.73)	(0.19)	(0.12)	(0.12)	(0.12)
Net asset value, end of period	$13.81	$13.03	$11.56	$9.84	$8.30
Total return (%)[2]	20.56	14.55	18.86	20.03	1.92

Ratios and supplemental data

Net assets, end of period (in millions)	$1,005	$939	$1,477	$1,049	$902
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.78	0.79	0.79	0.79
Expenses including reductions	0.78	0.78	0.79	0.79	0.79
Net investment income	1.34	1.60	1.51	1.47	1.33
Portfolio turnover (%)	52	42	48[3]	72	34

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Excludes merger activity.

24	U.S. Equity Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

Annual report | U.S. Equity Fund	25

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

26	U.S. Equity Fund | Annual report

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $980. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$22,275,225	$25,640,941
Long-Term Capital Gain	$116,477,727	—
Total	$138,752,952	$25,640,941

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $23,707,431 of undistributed ordinary income and $156,364,616 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Annual report | U.S. Equity Fund	27

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.780% of the first $500 million aggregate net assets; b) 0.760% of the aggregate net assets between $500 million and $1 billion; and c) 0.740% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and the net assets of John Hancock U.S. Equity Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class C shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2014 for Classes A and I shares and until December 31, 2015 for Class C shares, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to limit the fund’s total expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of the fund’s business, advisory fees,

28	U.S. Equity Fund | Annual report

Rule 12b-1 fees, transfer agent fees and service fees and state registration fees, printing and postage, short dividend expense and acquired fund fees. The waivers are such that these expenses will not exceed 0.20% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $2,957, $123, $76,127, $3,644 and $61,575 for Class A, Class C, Class I, Class 1 and Class NAV shares, respectively, for the year ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE YEAR
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	ENDED 8-31-14

$30,968	$20,437	$69,147	$2,247

The amount recovered by Class A shares was $2,247.

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $104,354 for the year ended August 31, 2014. Of this amount, $16,778 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $86,960 was paid as sales commissions to broker-dealers and $616 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Annual report | U.S. Equity Fund	29

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, CDSCs received by the Distributor amounted to $2,080 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$137,771	$61,628	$18,808	$6,986
Class C	$8	$1	$125	—
Class I	—	$132,946	$44,335	$8,994
Class 1	$28,499	—	—	$4
Total	$166,278	$194,575	$63,268	$15,984

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

	Year ended 8-31-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,770,759	$23,580,013	1,934,007	$24,468,892
Distributions reinvested	399,274	5,066,786	22,838	261,948
Repurchased	(1,170,743)	(15,486,969)	(1,558,723)	(19,107,027)

Net increase	999,290	$13,159,830	398,122	$5,623,813

30	U.S. Equity Fund | Annual report

	Year ended 8-31-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class C shares[1]

Sold	7,241	$100,000	—	—

Net increase	7,241	$100,000	—	—

Class I shares

Sold	3,328,867	$43,694,487	3,557,592	$45,081,226
Distributions reinvested	965,747	12,216,695	64,128	733,620
Repurchased	(2,412,688)	(31,695,629)	(1,988,482)	(25,091,798)

Net increase	1,881,926	$24,215,553	1,633,238	$20,723,048

Class 1 shares

Sold	330,561	$4,394,473	869,126	$10,834,092
Distributions reinvested	548,453	6,932,446	62,835	718,206
Repurchased	(860,736)	(11,450,094)	(740,955)	(9,205,791)

Net increase	18,278	($123,175)	191,006	$2,346,507

Class NAV shares

Sold	2,578,639	$33,981,695	2,600,931	$30,528,632
Distributions reinvested	9,014,267	113,940,338	2,076,000	23,728,681
Repurchased	(10,945,578)	(149,714,503)	(60,334,344)	(794,619,371)

Net increase (decrease)	647,328	($1,792,470)	(55,657,413)	($740,362,058)

Total net increase (decrease)	3,554,063	$35,559,738	(53,435,047)	($711,668,690)

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $608,790,779 and $694,743,276, respectively, for the year ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 80.9% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	26.5%
John Hancock Lifestyle Balanced Portfolio	24.9%
John Hancock Lifestyle Moderate Portfolio	7.6%
John Hancock Lifestyle Aggressive Portfolio	6.6%

Annual report | U.S. Equity Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock U.S. Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock U.S. Equity Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

32	U.S. Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $116,477,727 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | U.S. Equity Fund	33

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock U.S. Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

34	U.S. Equity Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

Annual report | U.S. Equity Fund	35

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2013. The Board took into account management’s discussion of the fund’s performance, including the impact of market conditions on the subadvisor’s investment style relative to its peer group. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

36	U.S. Equity Fund | Annual report

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion

Annual report | U.S. Equity Fund	37

and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

38	U.S. Equity Fund | Annual report

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

Annual report | U.S. Equity Fund	39

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is being monitored and reasonably addressed;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	U.S. Equity Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | U.S. Equity Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

42	U.S. Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | U.S. Equity Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

44	U.S. Equity Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | U.S. Equity Fund	45

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	390A 8/14
MF198776	10/14

John Hancock
Redwood Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	–0.34	—	—	4.31	–0.34	—	—	13.16

Class I2,3	5.22	—	—	6.49	5.22	—	—	20.19

Class R6[2,3]	5.34	—	—	6.60	5.34	—	—	20.57

Class NAV[3]	5.44	—	—	6.62	5.44	—	—	20.64

Index 1†	25.25	—	—	23.51	25.25	—	—	85.49

Index 2†	16.85	—	—	14.30	16.85	—	—	47.88

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class I*	Class R6*	Class NAV
Gross (%)	1.64	1.33	1.23	1.14
Net (%)	1.64	1.33	1.21	1.14

* Expenses have been estimated for the class’s first period of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P 500 Index; Index 2 is the CBOE S&P 500 Buy-Write Index.

See the following page for footnotes.

6	Redwood Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class A2	9-29-11	$11,316	$11,915	$18,549	$14,788

Class I2,3	9-29-11	12,019	12,019	18,549	14,788

Class R6[2,3]	9-29-11	12,057	12,057	18,549	14,788

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

CBOE S&P 500 Buy-Write Index — Index 2 — is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 9-29-11.

2 Class A, Class I, and Class R6 shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Redwood Fund	7

Management’s discussion of
Fund performance

Todd G. Hawthorne, Robeco Investment Management, Inc.

U.S. equities performed very well in the 12 months ended August 31, 2014, when stocks repeatedly reached new record highs. With stocks reaching all-time highs, volatility indexes touched historic lows during the fiscal year.

For the 12 months ended August 31, 2014, John Hancock Redwood Fund’s Class NAV shares returned 5.44%. By comparison, the fund’s benchmark, the S&P 500 Index, had a return of 25.25%. Effective March 14, 2014, Allianz Global Investors, U.S., LLC (formerly RCM Capital Management LLC) ceased to act as subadvisor to the fund. Robeco Investment Management, Inc. assumed management of the fund’s assets as the sole subadvisor at that time.

The fund’s investment mandate is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market. It does so primarily by investing in in-the-money options (buy-writes) on U.S. equities, and writing out-of-the-money put options on U.S. equities. This approach increases the probability of delivering positive returns to shareholders with lower volatility of returns than the market as a whole. However, these characteristics mean that the fund will typically hold up better during market declines but also lag in up markets. It is this process that explains the portfolio’s underperformance of the S&P 500 Index.

Among individual positions, one of the leading detractors for the period was the fund’s buy-write position in Coach, Inc., an American luxury leather goods company. The strategy’s return was also negatively impacted by a buy-write position in Whole Foods Market, Inc. At the other end of the spectrum, the portfolio enjoyed positive contributions to return from buy-write positions in a broad range of sectors and industries. In the technology sector, buy-write positions in Apple Inc. and Broadcomm Corp. contributed. The fund’s performance was also aided by a buy-write position in oil and gas exploration company Anadarko Petroleum Corp. Whole Foods, Broadcomm, and Anadarko were sold before period-end.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Redwood Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1,2]	expense ratio

Class A	$1,000.00	$1,015.00	$8.23	1.62%

Class C	1,000.00	1,006.10	4.29	2.40%

Class I	1,000.00	1,015.80	6.66	1.31%

Class R6	1,000.00	1,016.70	5.90	1.16%

Class NAV	1,000.00	1,017.60	5.85	1.15%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Redwood Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[3]	expense ratio

Class A	$1,000.00	$1,017.00	$8.24	1.62%

Class C	1,000.00	1,013.10	12.18	2.40%

Class I	1,000.00	1,018.60	6.67	1.31%

Class R6	1,000.00	1,019.40	5.90	1.16%

Class NAV	1,000.00	1,019.40	5.85	1.15%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio for Class A, Class I, Class R6 and Class NAV shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio for Class C shares, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the one-half year period).

3 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Redwood Fund | Annual report

Portfolio summary

Top 10 Holdings (26.2% of Net Assets on 8-31-14)[1,2,3]

Citigroup, Inc.	4.3%	Edwards Lifesciences Corp.	2.5%

CBS Corp., Class B	2.8%	Cameron International Corp.	2.3%

HCA Holdings, Inc.	2.7%	General Motors Company	2.1%

Abercrombie & Fitch Company, Class A	2.7%	Bristol-Myers Squibb Company	2.1%

Express Scripts Holding Company	2.7%	United Rentals, Inc.	2.0%

Sector Composition[1,3,4]

Consumer Discretionary	23.8%	Energy	4.2%

Information Technology	12.7%	Consumer Staples	1.8%

Health Care	12.2%	Materials	0.5%

Financials	7.9%	Short-Term Investments & Other	30.9%

Industrials	6.0%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Does not reflect the impact of written options. See Notes to financial statements.

4 While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

Annual report | Redwood Fund	11

Fund’s investments

As of 8-31-14

	Shares	Value

Common Stocks 69.1%		$377,671,738

(Cost $325,575,433)

Consumer Discretionary 23.8%		130,173,398

Auto Components 1.0%

Johnson Controls, Inc. (D)	113,700	5,549,697

Automobiles 2.1%

General Motors Company (D)	331,200	11,525,760

Diversified Consumer Services 1.4%

Apollo Education Group, Inc. (D)(I)	286,700	7,961,659

Hotels, Restaurants & Leisure 2.0%

Las Vegas Sands Corp. (D)	102,700	6,830,577

Yum! Brands, Inc. (D)	58,200	4,215,426

Household Durables 1.1%

Lennar Corp., Class A (D)	150,400	5,892,672

Leisure Products 0.9%

Hasbro, Inc. (D)	96,900	5,102,270

Media 4.2%

CBS Corp., Class B (D)	254,800	15,107,092

DISH Network Corp., Class A (D)(I)	120,300	7,796,643

Multiline Retail 2.6%

Family Dollar Stores, Inc. (D)	70,100	5,596,083

Macy’s, Inc. (D)	135,700	8,452,753

Specialty Retail 6.6%

Abercrombie & Fitch Company, Class A (D)	351,800	14,705,240

Cabela’s, Inc. (D)(I)	67,100	4,094,442

GNC Holdings, Inc., Class A (D)	101,500	3,851,925

The Gap, Inc. (D)	130,600	6,027,190

The Home Depot, Inc.	600	56,100

Urban Outfitters, Inc. (D)(I)	178,600	7,106,494

Textiles, Apparel & Luxury Goods 1.9%

Coach, Inc. (D)	140,500	5,174,615

Ralph Lauren Corp. (D)	30,300	5,126,760

Consumer Staples 1.8%		9,806,832

Food Products 1.7%

Mead Johnson Nutrition Company (D)	99,800	9,540,880

Household Products 0.1%

The Procter & Gamble Company (D)	3,200	265,952

12	Redwood Fund | Annual report	See notes to financial statements

	Shares	Value

Energy 4.2%		$22,752,424

Energy Equipment & Services 2.3%

Cameron International Corp. (D)(I)	170,400	12,665,832

Oil, Gas & Consumable Fuels 1.9%

Valero Energy Corp. (D)	66,500	3,600,310

Western Refining, Inc. (D)	139,400	6,486,282

Financials 7.9%		43,027,218

Banks 4.3%

Citigroup, Inc. (D)	458,800	23,697,020

Capital Markets 1.2%

Waddell & Reed Financial, Inc., Class A (D)	123,800	6,747,100

Consumer Finance 1.1%

Capital One Financial Corp. (D)	69,300	5,686,758

Insurance 1.3%

Genworth Financial, Inc., Class A (D)(I)	486,000	6,896,340

Health Care 12.2%		66,695,197

Biotechnology 1.5%

Celgene Corp. (D)(I)	86,400	8,209,728

Health Care Equipment & Supplies 3.3%

Edwards Lifesciences Corp. (D)(I)	137,400	13,638,324

Thoratec Corp. (D)(I)	168,300	4,207,500

Health Care Providers & Services 5.4%

Express Scripts Holding Company (D)(I)	197,200	14,578,996

HCA Holdings, Inc. (D)(I)	211,700	14,780,894

Pharmaceuticals 2.0%

Bristol-Myers Squibb Company (D)	222,700	11,279,755

Industrials 6.0%		33,009,851

Air Freight & Logistics 1.0%

Expeditors International of Washington, Inc. (D)	136,700	5,645,710

Electrical Equipment 0.3%

Eaton Corp. PLC (D)	20,200	1,410,162

Machinery 1.0%

Flowserve Corp. (D)	71,100	5,395,779

Road & Rail 1.1%

Hertz Global Holdings, Inc. (D)(I)	213,400	6,305,970

Trading Companies & Distributors 2.6%

Fastenal Company (D)	70,000	3,169,600

United Rentals, Inc. (D)(I)	94,200	11,082,630

Information Technology 12.7%		69,328,448

Communications Equipment 1.9%

Juniper Networks, Inc. (D)	459,400	10,653,486

Internet Software & Services 2.7%

eBay, Inc. (D)(I)	160,800	8,924,400

Yahoo!, Inc. (D)(I)	148,700	5,726,437

See notes to financial statements	Annual report | Redwood Fund	13

		Shares	Value

IT Services 1.5%

Accenture PLC, Class A (D)		98,500	$7,984,410

Software 2.5%

Citrix Systems, Inc. (D)(I)		92,700	6,513,102

Microsoft Corp. (D)		900	40,887

Oracle Corp. (D)		166,100	6,898,133

Technology Hardware, Storage & Peripherals 4.1%

Apple, Inc. (D)		84,600	8,671,500

EMC Corp. (D)		309,700	9,145,441

SanDisk Corp. (D)		48,700	4,770,652

Materials 0.5%			2,878,370

Metals & Mining 0.5%

Cliffs Natural Resources, Inc. (D)		191,000	2,878,370

	Yield (%)	Shares	Value

Short-Term Investments 44.4%			$242,417,467

(Cost $242,417,467)

Money Market Funds 44.4%			242,417,467

State Street Institutional U.S. Government
Money Market Fund
	0.0000%	242,417,467	242,417,467

Total investments (Cost $567,992,900)† 113.5%			$620,089,205

Other assets and liabilities, net (13.5%)			($73,818,280)

Total net assets 100.0%			$546,270,925

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(D) A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. The value of the securities segregated amounted to $7,287,700 as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $568,149,639. Net unrealized appreciation aggregated $51,939,566 of which $62,909,036 related to appreciated investment securities and $10,969,470 related to depreciated investment securities.

14	Redwood Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $567,992,900)	$620,089,205
Receivable for investments sold	4,693,644
Receivable for fund shares sold	398,889
Dividends receivable	143,680
Receivable due from advisor	566
Other receivables and prepaid expenses	103,125

Total assets	625,429,109

Liabilities

Payable for investments purchased	5,446,112
Written options, at value (premiums received $66,066,529)	73,537,453
Payable to affiliates
Accounting and legal services fees	11,235
Transfer agent fees	69,748
Trustees’ fees	68
Other liabilities and accrued expenses	93,568

Total liabilities	79,158,184

Net assets	$546,270,925

Net assets consist of

Paid-in capital	$487,904,957
Accumulated net realized gain (loss) on investments and written options	13,740,587
Net unrealized appreciation (depreciation) on investments and
written options	44,625,381

Net assets	$546,270,925

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($104,502 ÷ 9,073 shares)[1]	$11.52
Class C ($100,613 ÷ 8,726 shares)[1]	$11.53
Class I ($102,328 ÷ 8,865 shares)	$11.54
Class R6 ($102,433 ÷ 8,865 shares)	$11.55
Class NAV ($545,861,049 ÷ 47,231,943 shares)	$11.56

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.13

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Redwood Fund	15

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,780,872

Expenses

Investment management fees	5,440,295
Distribution and service fees	381
Accounting and legal services fees	61,322
Transfer agent fees	205
Trustees’ fees	6,435
State registration fees	12,410
Printing and postage	5
Professional fees	99,991
Custodian fees	70,266
Registration and filing fees	32,927
Other	12,731

Total expenses	5,736,968
Less expense reductions	(44,126)

Net expenses	5,692,842

Net investment loss	(2,911,970)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	39,250,963
Written options	(1,722,284)

37,528,679
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,756,545
Written options	(14,609,917)

(8,853,372)

Net realized and unrealized gain	28,675,307

Increase in net assets from operations	$25,763,337

16	Redwood Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,911,970)	$1,611,368
Net realized gain (loss)	37,528,679	(2,296,468)
Change in net unrealized appreciation (depreciation)	(8,853,372)	27,100,566

Increase in net assets resulting from operations	25,763,337	26,415,466

Distributions to shareholders
From net investment income
Class NAV	—	(3,888,334)
From net realized gain
Class NAV	(8,617,341)	(5,814,949)

Total distributions	(8,617,341)	(9,703,283)

From fund share transactions	70,670,128	13,677,334

Total increase	87,816,124	30,389,517

Net assets

Beginning of year	458,454,801	428,065,284

End of year	$546,270,925	$458,454,801

Accumulated distributions in excess of net investment income	—	($1,241,286)

See notes to financial statements	Annual report | Redwood Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$11.28
Net investment loss[2]	(0.08)
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.24
Net asset value, end of period	$11.52
Total return (%)[3,4]	2.13[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.19[7]
Expenses including reductions	1.62[7]
Net investment loss	(1.07)[7]
Portfolio turnover (%)	86[8]

1 The inception date for Class A shares is 12-30-13.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

CLASS C SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$11.46
Net investment loss[2]	(0.04)
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.07
Net asset value, end of period	$11.53
Total return (%)[3,4]	0.61[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.72[7]
Expenses including reductions	2.40[7]
Net investment loss	(1.91)[7]
Portfolio turnover (%)	86[8]

1 The inception date for Class C shares is 6-27-14.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

18	Redwood Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$11.28
Net investment loss[2]	(0.06)
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.26
Net asset value, end of period	$11.54
Total return (%)[3]	2.30[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.87[6]
Expenses including reductions	1.30[6]
Net investment loss	(0.75)[6]
Portfolio turnover (%)	86[7]

1 The inception date for Class I shares is 12-30-13.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

CLASS R6 SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$11.28
Net investment loss[2]	(0.05)
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.27
Net asset value, end of period	$11.55
Total return (%)[3]	2.39[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.78[6]
Expenses including reductions	1.16[6]
Net investment loss	(0.60)[6]
Portfolio turnover (%)	86[7]

1 The inception date for Class R6 shares is 12-30-13.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

See notes to financial statements	Annual report | Redwood Fund	19

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$11.17	$10.78	$10.00
Net investment income (loss)[2]	(0.07)	0.04	0.04
Net realized and unrealized gain on investments	0.67	0.58	0.77
Total from investment operations	0.60	0.62	0.81
Less distributions
From net investment income	—	(0.09)	(0.01)
From net realized gain	(0.21)	(0.14)	(0.02)
Total distributions	(0.21)	(0.23)	(0.03)
Net asset value, end of period	$11.56	$11.17	$10.78
Total return (%)[3]	5.44	5.85	8.09[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$546	$458	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.14	1.16[5]
Expenses including reductions	1.15	1.14	1.16[5]
Net investment income (loss)	(0.59)	0.34	0.41[5]
Portfolio turnover (%)	86	74	95

1 Period from 9-29-11 (commencement of operations) to 8-31-12.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

20	Redwood Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “fund of funds” that invest in other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Securities and options that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Annual report | Redwood Fund	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments are categorized as Level 1 under the hierarchy described above, except the option listed in the OTC Options on Securities table on page 26, which is categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $598. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22	Redwood Fund | Annual report

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$3,391,023	$9,703,283
Long-Term Capital Gain	5,226,318	—
Total	$8,617,341	$9,703,283

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $6,294,625 of undistributed ordinary income and $16,365,843 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and net operating losses.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are typically traded through the OTC market and maybe regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC

Annual report | Redwood Fund	23

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to the fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund’s investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2014, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased and provide downside protection for the portfolio and generate premium income. The following table summarizes the fund’s written options activities during the year ended August 31, 2014 and the contracts held at August 31, 2014.

	NUMBER OF
	CONTRACTS	PREMIUMS

Outstanding, beginning of period	112,392	$83,029,262
Options written	164,257	112,023,971
Option closed	(86,779)	(71,084,788)
Options exercised	(61,547)	(55,290,610)
Options expired	(19,904)	(2,611,306)
Outstanding, end of period	108,419	$66,066,529

24	Redwood Fund | Annual report

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Abercrombie & Fitch Company,
Class A	$29.00	Jan 2015	1,426	$1,115,050	($1,864,495)
Abercrombie & Fitch Company,
Class A	33.00	Feb 2015	1,327	1,230,051	(1,293,825)
Abercrombie & Fitch Company,
Class A	34.00	Feb 2015	765	724,408	(682,763)
Accenture PLC	75.00	Jan 2015	985	973,119	(684,575)
Apollo Education Group, Inc.	24.00	Nov 2014	1,545	862,029	(679,800)
Apollo Education Group, Inc.	25.00	Feb 2015	1,322	868,482	(575,070)
Apple, Inc.	87.50	Apr 2015	846	1,076,054	(1,442,430)
Bristol-Myers Squibb Company	45.00	Jan 2015	2,227	1,778,873	(1,341,768)
Cabela's, Inc.	55.00	Dec 2014	671	615,266	(516,670)
Cameron International Corp.	52.50	Jan 2015	1,704	2,056,614	(3,791,400)
Capital One Financial Corp.	70.00	Mar 2015	693	704,739	(887,040)
CBS Corp., Class B	45.00	Jan 2015	2,548	4,272,821	(3,745,560)
Celgene Corp.	60.00	Jan 2015	864	1,402,656	(3,047,760)
CitiGroup, Inc.	45.00	Dec 2014	3,686	1,662,201	(2,626,275)
CitiGroup, Inc.	50.00	Jan 2015	902	735,984	(315,700)
Citrix Systems, Inc.	55.00	Jan 2015	927	785,114	(1,441,485)
Cliffs Natural Resources, Inc.	15.00	Jan 2015	1,910	248,218	(297,960)
Coach, Inc.	32.00	Feb 2015	485	245,871	(269,175)
Coach, Inc.	33.00	Feb 2015	920	319,196	(441,600)
Dish Network Corp.	55.00	Sep 2014	588	677,337	(555,660)
Dish Network Corp.	50.00	Dec 2014	615	866,491	(913,275)
Eaton Corp. PLC	57.50	Jan 2015	202	282,181	(254,520)
eBay, Inc.	50.00	Oct 2014	482	232,300	(279,560)
eBay, Inc.	50.00	Jan 2015	670	353,055	(440,525)
eBay, Inc.	52.50	Jan 2015	456	315,527	(221,160)
Edwards Lifesciences Corp.	65.00	Jan 2015	1,374	1,823,203	(4,623,510)
EMC Corp.	25.00	Jan 2015	3,097	931,141	(1,471,075)
Expeditors International	39.00	Jan 2015	1,367	973,228	(451,110)
Express Scripts Holding
Company	62.50	Nov 2014	379	264,142	(448,168)
Express Scripts Holding
Company	55.00	Jan 2015	1,593	2,376,658	(3,082,455)
Family Dollar Stores, Inc.	57.50	Oct 2014	701	600,716	(1,573,745)
Fastenal Company	42.50	Jan 2015	700	621,796	(276,500)
Flowserve Corp.	70.00	Jan 2015	711	668,140	(536,805)
General Motors Company	32.00	Jan 2015	2,506	1,573,633	(820,715)
General Motors Company	30.00	Mar 2015	806	353,795	(409,045)
Genworth Financial, Inc.	15.00	Dec 2014	2,575	723,456	(164,800)
Genworth Financial, Inc.	15.00	Jan 2015	2,285	667,113	(171,375)
GNC Holdings, Inc.	37.50	Dec 2014	1,015	837,316	(324,800)
Hasbro, Inc.	47.50	Jan 2015	969	850,725	(552,330)
HCA Holdings, Inc.	45.00	Sep 2014	2,117	1,358,999	(5,250,160)
Hertz Global Holdings, Inc.	22.00	Jan 2015	2,134	1,337,911	(1,707,200)
Johnson Controls, Inc.	40.00	Oct 2014	1,137	563,894	(966,450)
Juniper Networks, Inc.	22.00	Jan 2015	2,222	670,940	(463,287)
Juniper Networks, Inc.	21.00	Apr 2015	2,372	716,237	(753,110)
Las Vegas Sands Corp.	67.25	Jan 2015	1,027	1,937,865	(328,640)
Lennar Corp.	33.00	Jan 2015	1,504	1,397,885	(1,030,240)
Macy's, Inc.	52.50	Feb 2015	1,357	1,074,666	(1,401,103)
Mead Johnson Nutrition
Company	70.00	Jan 2015	568	915,578	(1,446,980)

Annual report | Redwood Fund	25

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS (continued)
Mead Johnson Nutrition
Company	$80.00	Feb 2015	430	$637,229	($719,175)
Microsoft Corp.	30.00	Jan 2015	9	5,958	(13,770)
Oracle Corp.	35.00	Jan 2015	1,661	700,861	(1,129,480)
Ralph Lauren Corp.	150.00	Oct 2014	303	608,098	(569,640)
Sandisk Corp.	80.00	Jan 2015	487	822,505	(948,433)
The Gap, Inc.	35.00	Dec 2014	1,306	668,605	(1,465,985)
The Home Depot, Inc.	75.00	Nov 2014	6	4,272	(11,130)
The Procter & Gamble
Company	70.00	Jan 2015	32	35,742	(41,520)
Thoratec Corp.	27.00	Oct 2014	1,683	1,728,335	(75,735)
United Rentals, Inc.	85.00	Dec 2014	942	1,857,545	(3,132,150)
Urbank Outfitters, Inc.	33.00	Jan 2015	1,786	1,030,428	(1,303,780)
Valero Energy Corp.	44.00	Sep 2014	1	882	(1,018)
Valero Energy Corp.	45.00	Jan 2015	664	575,649	(657,360)
Waddell & Reed Financial, Inc.	50.00	Dec 2014	1,238	1,221,829	(767,560)
Western Refining, Inc.	33.00	Jan 2015	1,394	880,933	(1,923,720)
Yahoo, Inc.	30.00	Jan 2015	1,487	962,008	(1,342,014)
Yum Brands, Inc.	62.50	Oct 2014	582	468,476	(584,910)
				$59,852,029	($71,551,034)
PUTS
American Express Company	75.00	Oct 2014	1,345	184,207	(14,123)
Apple, Inc.	75.71	Jan 2015	672	193,144	(18,144)
AT&T, Inc.	33.00	Jan 2015	3,158	811,468	(263,693)
Bank of America Corp	14.00	Jan 2015	3,832	156,955	(86,220)
Brocade Communications
Systems	9.00	Apr 2015	4,865	243,059	(218,925)
Caterpillar, Inc.	82.50	Jan 2015	1,158	507,150	(39,951)
The Goldman Sachs Group, Inc.	145.00	Jan 2015	522	355,975	(54,810)
Hewlett-Packard Company	25.00	Jan 2015	2,540	170,074	(15,240)
Intel Corp.	22.00	Jan 2015	2,448	296,116	(18,360)
JPMorgan Chase & Company	55.00	Sep 2014	902	259,736	(4,961)
JPMorgan Chase & Company	47.00	Jan 2015	1,034	123,002	(30,503)
Morgan Stanley	17.00	Jan 2015	3,786	658,682	(13,251)
Qualcomm, Inc.	50.00	Jan 2015	1,287	440,096	(9,653)
Schlumberger LTD.	75.00	Jan 2015	1,076	378,703	(20,444)
Valero Energy Corp.	45.00	Dec 2014	851	116,550	(50,209)
Western Digital Corp.	90.00	Apr 2015	429	185,307	(172,673)
Whole Foods Market, Inc.	46.50	Jan 2015	971	256,301	(786,509)
				$5,336,525	($1,817,669)

OTC Options on Securities
		EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	COUNTERPARTY	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

PUTS
Google, Inc., Class A	Deutsche Bank	$950	Jan 2015	250	$877,975	($168,750)

26	Redwood Fund | Annual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options, at value	Written options	—	($73,537,453)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

	STATEMENT OF
	OPERATIONS	WRITTEN
RISK	LOCATION	OPTIONS

Equity contracts	Net realized gain	($1,722,284)
	(loss) on

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

	STATEMENT OF OPERATIONS	WRITTEN
RISK	LOCATION	OPTIONS

Equity contracts	Change in net unrealized	($14,609,917)
	gain (loss) on

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | Redwood Fund	27

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of the following. If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. Prior to March 14, 2014, the Advisor had a subadvisory agreement with Allianz Global Investors U.S. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

To the extent that expense of Class A, Class C and Class I shares exceed 1.70%, 2.40% and 1.40%, respectively, of average annual net assets (on an annualized basis) attributable to each share class (the Class Expense Limitation), the Advisor contractually agrees to reduce its management fee, or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Class Expense Limitation. Expenses mean all fund-level and class-specific operation expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses no incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective June 26, 2014, the Advisor has contractually agreed to waive and/or reimburse all transfer agency fees and service fees, as applicable, for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Wavier). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective December 31, 2013 through June 25, 2014, for Class R6 shares, the Advisor voluntarily agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage as applicable, to the extent they exceed 0.00% of average annual net assets.

Prior to June 26, 2014, the Advisor had voluntarily agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund’s total operating expense at 1.65%. 1.35% and 1.25% for Class A, Class I and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expenses.

28	Redwood Fund | Annual report

The expense reductions described above amounted to the following for the year ended August 31, 2014:

EXPENSE
CLASS	REDUCTIONS

Class A	$3,086
Class C	3,089
Class I	3,085
Class R6	3,120
Class NAV	31,746
Total	$44,126

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 1.09% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. For the year ended August 31, 2014, no amounts were recaptured. The table below outlines the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration date.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017

—	—	$9,249

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $112 for the year ended August 31, 2014. Of this amount, $18 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $0 was paid as sales commissions to broker-dealers and $94 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Annual report | Redwood Fund	29

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014 there were no CDSCs received by the Distributor for Class A.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$202	$90	$3,103	—
Class C	179	22	3,102	$5
Class I	—	80	3,102	—
Class R6	—	13	3,103	—
Total	$381	$205	$12,410	$5

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

30	Redwood Fund | Annual report

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

	Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	9,073	$102,388	—	—

Net increase	9,073	$102,388	—	—

Class C shares[2]

Sold	8,726	$100,000	—	—

Net increase	8,726	$100,000	—	—

Class I shares[1]

Sold	8,865	$100,000	—	—

Net increase	8,865	$100,000	—	—

Class R6 shares[1]

Sold	8,865	$100,000	—	—

Net increase	8,865	$100,000	—	—

Class NAV shares

Sold	8,727,782	$99,412,561	8,939,128	$97,901,246
Distributions reinvested	764,627	8,617,341	900,119	9,703,283
Repurchased	(3,311,989)	(37,762,162)	(8,491,646)	(93,927,195)

Net increase	6,180,420	$70,267,740	1,347,601	$13,677,334

Total net increase	6,215,949	$70,670,128	1,347,601	$13,677,334

1 The inception date for Class A, Class I and Class R6 shares is 12-30-13.

2The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned 98%, 100%, 100%, 100% and 100% of shares of beneficial interest of Class A, Class C, Class I, Class R6 and Class NAV, respectively, on August 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $311,949,292 and $292,592,151, respectively, for the year ended August 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 100% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Funds II Alternative Asset Allocation Fund	28.6%
John Hancock Funds II Lifestyle Growth Fund	20.0%
John Hancock Funds II Lifestyle Balanced Fund	19.6%
John Hancock Funds II Lifestyle Moderate Fund	7.1%
John Hancock Funds II Lifestyle Aggressive Fund	6.6%
John Hancock Funds II Lifestyle Conservative Fund	5.1%

Annual report | Redwood Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Redwood Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Redwood Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

32	Redwood Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $5,226,318 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Redwood Fund	33

Evaluation of Investment Advisory and Subadvisory Agreements

Evaluation of Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the subadvisory agreement between John Hancock Advisers, LLC (the Advisor) and Robeco Investment Management, Inc. (Robeco or the Subadvisor) (Subadvisory Agreement), dated March 14, 2014, for John Hancock Redwood Fund (the fund). At the March 10-13, 2014 meeting, the Board approved the Subadvisory Agreement and the termination of a subadvisory agreement, dated April 28, 2006, between Advisor and Allianz Global Investors U.S. LLC (Allianz) for the fund. Robeco succeeded Allianz as subadvisor to the fund, effective on March 14, 2014.

Approval of Subadvisory Agreement

At its in-person meeting held on March 10–13, 2014, the Board, including all of the Independent Trustees, approved the subadvisory agreement appointing Robeco as the new subadvisor to the fund, replacing Allianz.

In considering the new subadvisory agreement, the Board took into account the nature, extent, and quality of services provided by the subadvisor under the new and prior subadvisory agreements. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by Robeco, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the subadvisor with respect to the other funds it manages.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also discussed the new subadvisory agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In approving the subadvisory agreement with Robeco, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (such as conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. In making its determination with respect to approval of the new subadvisory agreement, the Board considered information relating to the subadvisor’s business, including current subadvisory services to other funds in the John Hancock family of funds and the proposed subadvisory fee for the fund, which is identical to the prior subadvisory fee.

Nature, Extent and Qualities of Services. With respect to the services to be provided by Robeco, the Board considered information regarding Robeco, as well as took into account information presented throughout the year. The Board noted that the Advisor conducts regular periodic reviews of the subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with the subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the subadvisor.

The Board considered the subadvisor’s investment processes and philosophies. The Board took into account that the subadvisor’s responsibilities will include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objectives,

34	Redwood Fund | Annual report

the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.

Subadvisor compensation. In considering the cost of services to be provided by the subadvisor and the profitability to the subadvisor of its relationship to the fund, the Board noted that the fees under the new subadvisory agreement are paid by the Advisor and not the fund. The Board also relied on the ability of the Advisor to negotiate the new subadvisory agreement with Robeco, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Robeco from its relationship with the Trust were not a material factor in the Board’s consideration of the new subadvisory agreement with Robeco. The Board considered any other potential conflicts of interests the Advisor might have in connection with the new subadvisory agreement. In addition, the Board considered other potential indirect benefits that the subadvisor and their affiliates may receive from the subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

The Board considered that the fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the subadvisor.

The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the subadvisor. The Board was mindful of the Advisor’s focus on the subadvisor’s performance.

Particular considerations of the Board at the March 10–13, 2014 meeting in approving the new subadvisory agreement with Robeco for the fund included the following:

• Robeco has demonstrated skillful management, is currently the subadvisor to multiple funds in the John Hancock Funds complex, and may be expected to provide a high quality of investment management services and personnel to the fund;

• the fund’s performance has been in-line with expectations and the portfolio manager who has managed the fund since its inception recently joined Robeco and will continue to serve as portfolio manager to the fund;

• the subadvisory fees for the fund are paid by the Advisor, not the fund, and approval of the new subadvisory agreement will not result in any change in the advisory fees for the fund;

• the subadvisory fee rates under the new subadvisory agreement with Robeco are the same as the rates under the prior subadvisory agreement with Allianz. In addition, the subadvisory fees are reasonable in relation to the level and quality of services to be provided; and

• the subadvisory fee rates under the new subadvisory agreement with Robeco contain breakpoints that are reflected in the fund’s advisory fee rates in order to permit shareholders to benefit from economies of scale as the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

Annual report | Redwood Fund	35

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadvisor), for John Hancock Redwood Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

36	Redwood Fund | Annual report

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

Annual report | Redwood Fund	37

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2013. The Board also noted that the fund had outperformed its peer group average for the one-year period ended December 31, 2013. The Board took into account management’s discussion of the fund’s performance. The Board noted the fund’s favorable performance relative to the peer group for the one-year period and since the fund’s inception on September 30, 2011. The Board also took into account the relatively short performance history of the fund and that a new subadvisor, Robeco Investment Management, Inc., assumed management of the fund on March 17, 2014 and the performance for the period ended December 31, 2013 is that of the prior subadvisor, Allianz Global Investors U.S. LLC.

The Board concluded that the fund’s performance has generally outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for the fund are lower than the peer group median. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

38	Redwood Fund | Annual report

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit

Annual report | Redwood Fund	39

from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

40	Redwood Fund | Annual report

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)the performance of the fund has generally outperformed the historical performance of comparable funds;

(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4)subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Annual report | Redwood Fund	41

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

42	Redwood Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Redwood Fund	43

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

44	Redwood Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Redwood Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

46	Redwood Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Redwood Fund	47

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Redwood Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	423A 8/14
MF198773	10/14

John Hancock
International Small Company Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

Class A2	13.43	9.42	—	2.86	13.43	56.82	—	26.48

Class I2,3	19.71	10.96	—	3.89	19.71	68.22	—	37.50

Class NAV[3]	19.98	11.14	—	4.05	19.98	69.59	—	39.28

Index 1†	19.70	11.73	—	4.01	19.70	74.14	—	38.74

Index 2†	19.06	11.56	—	3.89	19.06	72.80	—	37.41

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class NAV
Gross (%)	16.58	16.26	1.09
Net (%)	1.63	1.23	1.09

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

6	International Small Company Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class I2,3	4-28-06	$13,750	$13,750	$13,874	$13,741

Class NAV[3]	4-28-06	13,928	13,928	13,874	13,741

MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) — Index 1 — is an unmanaged index that is a free float-adjusted market capitalization index that is designed to track the performance of publicly traded small-cap stocks of developed-market companies outside the United States.

MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) — Index 2 — is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE Index.

Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the MSCI World ex-USA Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1 From 4-28-06.

2 Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.

3 For certain types of investors as described in the fund’s prospectuses.

Annual report | International Small Company Fund	7

Management’s discussion of
Fund performance

Dimensional Fund Advisors LP

Small-cap stocks in the globe’s developed markets outside the United States generated strong performance during the 12 months ended August 31, 2014. Key catalysts included the eurozone’s return to modest economic growth following a protracted recession and the continuing economic recovery in the United Kingdom. Many of the world’s major central banks provided further support by embracing accommodative monetary policies.

In the 12 months ended August 31, 2014, John Hancock International Small Company Fund’s Class A shares returned 19.40%, excluding sales charges. This result slightly trailed the 19.70% return for the fund’s benchmark, the MSCI World ex-USA Small Cap Index.

Holdings differences in the smallest companies within the small-cap equity universe had the most significant positive impact by far on the fund’s performance relative to its benchmark. The fund’s positions within the smallest market capitalization segment outperformed by a wide margin.

The chief detractor to performance was the fund’s lack of exposure to international real estate investment trusts, or REITs, which are included in the fund’s benchmark. REITs outperformed relative to the benchmark by a wide margin as accommodative monetary policies helped to keep fixed-income yields low, making REITs’ equity yields relatively attractive.

On a geographic basis, the fund’s holdings differences versus the index had a beneficial effect in large markets such as the United Kingdom, Japan, and Germany.

At the sector level, holdings differences in healthcare, information technology, financials, and energy contributed. Holdings differences in utilities detracted, as did a modest overweight in consumer discretionary, a sector that underperformed.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	International Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$993.60	$8.19	1.63%

Class C2	1,000.00	977.30	4.14	2.35%

Class I	1,000.00	995.40	6.19	1.23%

Class NAV	1,000.00	996.30	5.53	1.10%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.00	$8.29	1.63%

Class C	1,000.00	1,013.40	11.93	2.35%

Class I	1,000.00	1,019.00	6.26	1.23%

Class NAV	1,000.00	1,019.70	5.60	1.10%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The inception date for Class C shares is 6-27-14. Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period).

10	International Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings (3.0% of Net Assets on 8-31-14)[1,2]

Smurfit Kappa Group PLC	0.3%	Delta Lloyd NV	0.3%

Deutsche Wohnen AG	0.3%	Inchcape PLC	0.3%

AMEC PLC	0.3%	Pennon Group PLC	0.3%

Cobham PLC	0.3%	Informa PLC	0.3%

Inmarsat PLC	0.3%	DCC PLC	0.3%

Sector Composition[1,3]

Industrials	25.0%	Health Care	5.9%

Consumer Discretionary	18.9%	Consumer Staples	5.7%

Financials	14.1%	Utilities	2.4%

Materials	10.2%	Telecommunication Services	1.9%

Information Technology	8.9%	Short-Term Investments & Other	0.5%

Energy	6.5%

Top 10 Countries[1,2]

Japan	21.9%	Switzerland	4.3%

United Kingdom	19.2%	France	3.9%

Canada	10.3%	Italy	3.4%

Australia	6.1%	Sweden	3.4%

Germany	5.0%	Hong Kong	3.0%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | International Small Company Fund	11

Fund’s investments

Summary of fund’s investments as of 8-31-14 (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR is also available on the SEC’s website at http://www.sec.gov.

			% of
			Net
	Shares	Value	Assets

Common Stocks 99.5%		$589,486,339

(Cost $493,366,563)

Australia 6.1%		36,187,775	6.1%

Austria 0.9%		5,258,112	0.9%

Bahamas 0.0%		114,534	0.0%

Belgium 1.2%		7,281,740	1.2%

Ackermans & van Haaren NV	9,050	1,094,665	0.2%

OTHER SECURITIES		6,187,075	1.0%

Bermuda 0.4%		2,444,757	0.4%

Cambodia 0.0%		151,163	0.0%

Canada 10.3%		60,696,729	10.3%

Cayman Islands 0.0%		66,669	0.0%

China 0.1%		284,101	0.1%

Cyprus 0.1%		357,093	0.1%

Denmark 1.7%		9,714,822	1.7%

Faroe Islands 0.1%		239,088	0.1%

Finland 2.5%		14,693,600	2.5%

Elisa OYJ, Class A	54,577	1,487,803	0.3%

OTHER SECURITIES		13,205,797	2.2%

France 3.9%		23,239,021	3.9%

Lagardere SCA	39,934	1,099,872	0.2%

Teleperformance	19,264	1,250,921	0.2%

OTHER SECURITIES		20,888,228	3.5%

12	International Small Company Fund | Annual report	See notes to financial statements

			% of
			Net
	Shares	Value	Assets

Gabon 0.0%		$107,725	0.0%

Germany 5.0%		29,642,601	5.0%

Celesio AG	34,202	1,162,993	0.2%

Deutsche Wohnen AG	79,007	1,785,478	0.3%

Rhoen-Klinikum AG	39,678	1,242,952	0.2%

OTHER SECURITIES		25,451,178	4.3%

Gibraltar 0.1%		490,315	0.1%

Greece 0.0%		98	0.0%

Guernsey, Channel Islands 0.0%		64,881	0.0%

Hong Kong 3.0%		17,731,618	3.0%

India 0.1%		624,333	0.1%

Ireland 1.7%		10,039,754	1.7%

DCC PLC	27,000	1,604,513	0.3%

Henderson Group PLC	332,360	1,280,598	0.2%

Smurfit Kappa Group PLC	83,710	1,899,869	0.3%

OTHER SECURITIES		5,254,774	0.9%

Isle of Man 0.0%		146,356	0.0%

Israel 0.8%		4,928,472	0.8%

Italy 3.4%		20,271,624	3.4%

Banca Popolare dell’Emilia Romagna SC (I)	131,719	1,106,952	0.2%

Prysmian SpA	58,459	1,188,662	0.2%

OTHER SECURITIES		17,976,010	3.0%

Japan 21.9%		129,522,407	21.9%

Jersey, Channel Islands 0.2%		1,269,736	0.2%

Liechtenstein 0.1%		318,794	0.1%

Luxembourg 0.3%		1,888,107	0.3%

Malaysia 0.0%		141,049	0.0%

Malta 0.1%		588,400	0.1%

Monaco 0.0%		53,726	0.0%

Mongolia 0.0%		40,583	0.0%

Netherlands 2.1%		12,514,136	2.1%

Delta Lloyd NV	68,633	1,653,769	0.3%

OTHER SECURITIES		10,860,367	1.8%

New Zealand 1.1%		6,569,525	1.1%

Norway 1.0%		5,754,554	1.0%

Peru 0.0%		87,620	0.0%

Portugal 0.7%		4,213,655	0.7%

Banco Comercial Portugues SA (I)	11,738,463	1,599,489	0.3%

OTHER SECURITIES		2,614,166	0.4%

See notes to financial statements	Annual report | International Small Company Fund	13

			% of
			Net
	Shares	Value	Assets

Republic of Georgia 0.1%		$530,684	0.1%

Singapore 1.5%		8,555,162	1.5%

South Africa 0.1%		709,368	0.1%

Spain 1.8%		10,876,137	1.8%

Sweden 3.4%		20,054,399	3.4%

Switzerland 4.3%		25,532,556	4.3%

Dufry AG (I)	8,056	1,374,526	0.2%

GAM Holding AG (I)	62,411	1,215,080	0.2%

Lonza Group AG (I)	12,538	1,437,801	0.2%

OTHER SECURITIES		21,505,149	3.7%

Thailand 0.0%		19,362	0.0%

United Arab Emirates 0.0%		223,856	0.0%

United Kingdom 19.2%		113,859,784	19.2%

AMEC PLC	91,864	1,716,532	0.3%

Amlin PLC	165,498	1,237,154	0.2%

Ashtead Group PLC	85,952	1,399,928	0.2%

Barratt Developments PLC	196,742	1,209,803	0.2%

Bellway PLC (I)	42,123	1,117,472	0.2%

Berkeley Group Holdings PLC	36,334	1,448,978	0.2%

Booker Group PLC	487,010	1,083,746	0.2%

BTG PLC (I)	111,260	1,183,460	0.2%

Close Brothers Group PLC	49,398	1,112,995	0.2%

Cobham PLC	339,361	1,674,911	0.3%

Croda International PLC	38,831	1,406,851	0.2%

Daily Mail & General Trust PLC	83,972	1,210,203	0.2%

Drax Group PLC	129,743	1,351,761	0.2%

DS Smith PLC	307,884	1,454,717	0.2%

Halma PLC	122,902	1,262,120	0.2%

Hikma Pharmaceuticals PLC	46,394	1,331,341	0.2%

Howden Joinery Group PLC	197,239	1,158,951	0.2%

ICAP PLC	181,432	1,143,342	0.2%

IG Group Holdings PLC	111,076	1,121,016	0.2%

Inchcape PLC	146,217	1,640,478	0.3%

Informa PLC	188,246	1,614,360	0.3%

Inmarsat PLC	143,288	1,669,293	0.3%

John Wood Group PLC	105,549	1,376,857	0.2%

Man Group PLC	602,130	1,184,567	0.2%

Melrose Industries PLC	337,557	1,529,673	0.3%

Pennon Group PLC	120,792	1,633,524	0.3%

Persimmon PLC (I)	54,780	1,205,991	0.2%

Rentokil Initial PLC	518,728	1,092,613	0.2%

Rightmove PLC	29,446	1,232,364	0.2%

Rotork PLC	26,720	1,223,380	0.2%

Spectris PLC	36,384	1,177,477	0.2%

Spirax-Sarco Engineering PLC	25,266	1,244,060	0.2%

Taylor Wimpey PLC	837,733	1,596,362	0.3%

OTHER SECURITIES		69,813,504	11.8%

14	International Small Company Fund | Annual report	See notes to financial statements

				% of
				Net
			Value	Assets

United States 0.2%			$1,385,758	0.2%

Warrants 0.0%			$5,455	0.0%

(Cost $4,091)			$5,455	0.0%

Rights 0.0%			$18,002	0.0%

(Cost $0)			$18,002	0.0%

				% of
				Net
	Yield	Shares	Value	Assets

Securities Lending Collateral 5.0%			$29,701,878

(Cost $29,700,877)

John Hancock Collateral
Investment Trust (W)	0.0970 (Y)	2,968,080	29,701,878	5.0%

Short-Term Investments 0.6%			$3,559,469

(Cost $3,559,469)

Money Market Funds 0.6%			3,559,469	0.6%

State Street Institutional
Liquid Reserves Fund	0.0747 (Y)	3,559,469	3,559,469	0.6%

Total investments (Cost $526,631,000)† 105.1%			$622,771,143	105.1%

Other assets and liabilities, Net (5.1%)			(30,345,136)	(5.1)%

Total net assets 100.0%			$592,426,007	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $530,083,629. Net unrealized appreciation aggregated $92,687,514, of which $134,394,515 related to appreciated investment securities and $41,707,001 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-14:

Industrials	25.0%
Consumer Discretionary	18.9%
Financials	14.1%
Materials	10.2%
Information Technology	8.9%
Energy	6.5%
Health Care	5.9%
Consumer Staples	5.7%
Utilities	2.4%
Telecommunication Services	1.9%
Short-Term Investments & Other	0.5%

Total	100.0%

See notes to financial statements	Annual report | International Small Company Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $496,930,123) including
($27,833,633) of securities loaned	$593,069,265
Investments in affiliated issuers, at value (Cost $29,700,877)	29,701,878

Total investments, at value (Cost $526,631,000)	622,771,143
Cash	150
Foreign currency, at value (Cost $2,157,445)	2,154,134
Receivable for investments sold	411,694
Receivable for fund shares sold	57,386
Dividends and interest receivable	1,106,544
Receivable for securities lending income	45,940
Receivable due from advisor	431
Other receivables and prepaid expenses	49,227

Total assets	626,596,649

Liabilities

Payable for investments purchased	3,903,953
Payable for fund shares repurchased	167,867
Payable upon return of securities loaned	29,702,857
Payable to affiliates
Accounting and legal services fees	12,247
Transfer agent fees	1,200
Trustees’ fees	77
Other liabilities and accrued expenses	382,441

Total liabilities	34,170,642

Net assets	$592,426,007

Net assets consist of

Paid-in capital	$587,984,205
Undistributed net investment income	5,030,019
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(96,721,482)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	96,133,265

Net assets	$592,426,007

16	International Small Company Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($5,461,918 ÷ 506,363 shares)[1]	$10.79
Class C ($102,553 ÷ 9,521 shares)[1]	$10.77
Class I ($256,730 ÷ 23,791 shares)	$10.79
Class NAV ($586,604,806 ÷ 54,324,786 shares)	$10.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.36

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Small Company Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$16,044,391
Securities lending	705,653
Interest	2,013
Less foreign taxes withheld	(1,232,712)

Total investment income	15,519,345

Expenses

Investment management fees	5,530,011
Distribution and service fees	8,072
Accounting and legal services fees	72,271
Transfer agent fees	3,631
Trustees’ fees	7,871
State registration fees	47,063
Printing and postage	1,053
Professional fees	75,961
Custodian fees	645,388
Registration and filing fees	36,482
Other	17,036

Total expenses	6,444,839
Less expense reductions	(82,979)

Net expenses	6,361,860

Net investment income	9,157,485

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	30,858,161
Investments in affiliated issuers	(1,017)

30,857,144
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	62,649,483
Investments in affiliated issuers	300

62,649,783

Net realized and unrealized gain	93,506,927

Increase in net assets from operations	$102,664,412

18	International Small Company Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,157,485	$5,563,433
Net realized gain (loss)	30,857,144	(724,925)
Change in net unrealized appreciation (depreciation)	62,649,783	57,207,212

Increase in net assets resulting from operations	102,664,412	62,045,720

Distributions to shareholders
From net investment income
Class A	(3,939)	—
Class I	(1,428)	—
Class NAV	(7,586,748)	(4,447,729)
From capital paid-in

Total distributions	(7,592,115)	(4,447,729)

From fund share transactions	(20,417,978)	210,109,848

Total increase	74,654,319	267,707,839

Net assets

Beginning of year	517,771,688	250,063,849

End of year	$592,426,007	$517,771,688

Undistributed net investment income	$5,030,019	$2,810,390

See notes to financial statements	Annual report | International Small Company Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$9.11	$8.50
Net investment income[2]	0.18	—[3]
Net realized and unrealized gain on investments	1.58	0.61
Total from investment operations	1.76	0.61
Less distributions
From net investment income	(0.08)	—
Total distributions	(0.08)	—
Net asset value, end of period	$10.79	$9.11
Total return (%)[4,5]	19.40	7.18[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.41	18.73[8]
Expenses including reductions	1.63	1.63[8]
Net investment income	1.67	0.08[8]
Portfolio turnover (%)	11	9[9]

1 The inception date for Class A shares is 6-27-13.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

20	International Small Company Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$11.02
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(0.24)
Total from investment operations	(0.25)
From net investment income	—
Total distributions	—
Net asset value, end of period	$10.77
Total return (%)[3,4]	(2.27)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.76[7]
Expenses including reductions	2.35[7]
Net investment loss	(0.71)[7]
Portfolio turnover (%)	11[8]

1 The inception date for Class C shares is 6-27-14.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

CLASS I SHARES Period ended	8-31-14	8-31-13[1]

Per share operating performance

Net asset value, beginning of period	$9.12	$8.50
Net investment income[2]	0.16	0.01
Net realized and unrealized gain (loss) on investments	1.63	0.61
Total from investment operations	1.79	0.62
Less distributions
From net investment income	(0.12)	—
Total distributions	(0.12)	—
Net asset value, end of period	$10.79	$9.12
Total return (%)[3]	19.71	7.29[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.40	18.78[6]
Expenses including reductions	1.23	1.23[6]
Net investment income	1.49	0.47[6]
Portfolio turnover (%)	11	9[7]

1 The inception date for Class I shares is 6-27-13.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

See notes to financial statements	Annual report | International Small Company Fund	21

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$9.12	$7.59	$8.15	$7.08	$7.11
Net investment income[1]	0.17	0.15	0.14	0.14	0.08
Net realized and unrealized gain (loss) on investments	1.64	1.52	(0.55)	1.08	0.20
Total from investment operations	1.81	1.67	(0.41)	1.22	0.28
Less distributions
From net investment income	(0.13)	(0.14)	(0.15)	(0.15)	(0.31)
Total distributions	(0.13)	(0.14)	(0.15)	(0.15)	(0.31)
Net asset value, end of period	$10.80	$9.12	$7.59	$8.15	$7.08
Total return (%)[2]	19.98	22.17	(4.87)	17.11	3.87

Ratios and supplemental data

Net assets, end of period (in millions)	$587	$518	$250	$191	$151
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.09	1.09	1.09	1.12
Expenses including reductions	1.09	1.09	1.09	1.09	1.12
Net investment income	1.57	1.73	1.91	1.61	1.11
Portfolio turnover (%)	11	9	9	14	28

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

22	International Small Company Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation

Annual report | International Small Company Fund	23

of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$36,187,775	$207,649	$35,892,247	$87,879
Austria	5,258,112	—	5,258,112	—
Bahamas	114,534	—	114,534	—
Belgium	7,281,740	—	7,281,740	—
Bermuda	2,444,757	—	2,444,757	—
Cambodia	151,163	—	151,163	—
Canada	60,696,729	60,691,822	2,794	2,113
Cayman Islands	66,669	66,669	—	—
China	284,101	—	284,101	—
Cyprus	357,093	—	357,093	—
Denmark	9,714,822	—	9,714,822	—
Faroe Islands	239,088	—	239,088	—
Finland	14,693,600	—	14,693,600	—
France	23,239,021	—	23,224,604	14,417
Gabon	107,725	—	107,725	—
Germany	29,642,601	43,949	29,598,652	—
Gibraltar	490,315	—	490,315	—
Greece	98	—	—	98
Guernsey, Channel
Islands	64,881	3,283	50,309	11,289
Hong Kong	17,731,618	12,517	17,697,106	21,995
India	624,333	—	624,333	—
Ireland	10,039,754	438,381	9,601,373	—
Isle of Man	146,356	—	146,356	—
Israel	4,928,472	223,859	4,704,613	—
Italy	20,271,624	—	20,271,624	—

24	International Small Company Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (continued)
Japan	$129,522,407	—	$129,522,407	—
Jersey, Channel Islands	1,269,736	—	1,269,736	—
Liechtenstein	318,794	—	318,794	—
Luxembourg	1,888,107	—	1,888,107	—
Malaysia	141,049	—	141,049	—
Malta	588,400	—	588,400	—
Monaco	53,726	—	53,726	—
Mongolia	40,583	—	40,583	—
Netherlands	12,514,136	—	12,514,136	—
New Zealand	6,569,525	—	6,569,525	—
Norway	5,754,554	—	5,754,554	—
Peru	87,620	—	87,620	—
Portugal	4,213,655	—	4,213,655	—
Republic of Georgia	530,684	—	530,684	—
Singapore	8,555,162	—	8,555,162	—
South Africa	709,368	—	709,368	—
Spain	10,876,137	—	10,876,137	—
Sweden	20,054,399	—	20,054,399	—
Switzerland	25,532,556	—	25,532,556	—
Thailand	19,362	—	19,362	—
United Arab Emirates	223,856	—	223,856	—
United Kingdom	113,859,784	$320,230	113,538,327	$1,227
United States	1,385,758	675,647	710,111	—
Warrants	5,455	5,381	74	—
Rights	18,002	—	18,002	—
Securities Lending
Collateral	29,701,878	29,701,878	—	—
Short-Term Investments	3,559,469	3,559,469	—	—

Total Investments in
Securities	$622,771,143	$95,950,734	$526,681,391	$139,018

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

Annual report | International Small Company Fund	25

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $601. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a

26	International Small Company Fund | Annual report

specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $96,083,261 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$7,592,115	$4,447,729

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $7,844,427 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Annual report | International Small Company Fund	27

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, to 0.950% of the fund’s average daily aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust (combined average daily aggregated net assets). The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.63%, 2.35% and 1.23% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on December 31, 2014 for Class A and Class I shares, and until December 31, 2015 for Class C shares, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent

28	International Small Company Fund | Annual report

fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $20,603, $2,798, $22,550 and $37,028 for Class A, Class C, Class I and Class NAV shares, respectively, for the period ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 0.94% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. For the year ended August 31, 2014, no amounts were recaptured. The table below outlines the amount of waived or reimbursed expenses subject to potential recovery in future periods and the respective expiration dates.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR
FOR RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017

—	$6,722	$45,759

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,559 for the year ended August 31, 2014. Of this amount, $3,077 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,482 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related

Annual report | International Small Company Fund	29

services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$7,890	$3,404	$22,129	$615
Class C	182	23	2,805	5
Class I	—	204	22,129	433
Total	$8,072	$3,631	$47,063	$1,053

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

BORROWER	$11,098,775	4	0.44%	$542

30	International Small Company Fund | Annual report

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

	Year ended 8-31-14			Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	548,025	$5,911,229	12,208	$103,984
Distributions reinvested	291	2,969	—	—
Repurchased	(54,161)	(580,234)	—	—

Net increase	494,155	$5,333,964	12,208	$103,984

Class C shares[1]

Sold	9,521	$104,907	—	—

Net increase	9,521	$104,907	—	—

Class I shares

Sold	12,026	$129,216	11,765	$100,000

Net increase	12,026	$129,216	11,765	$100,000

Class NAV shares

Sold	2,178,344	$23,096,102	23,920,670	$210,947,692
Distributions reinvested	746,727	7,586,748	541,086	4,447,729
Repurchased	(5,327,405)	(56,668,915)	(687,829)	(5,489,557)

Net increase (decrease)	(2,402,334)	($25,986,065)	23,773,927	$209,905,864

Total net increase (decrease)	(1,886,632)	($20,417,978)	23,797,900	$210,109,848

1 The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned 95%, 49% and 100% of shares of beneficial interest of Class C, Class I and Class NAV shares, respectively, on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $61,953,363 and $82,905,941, respectively, for the year ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 99.0% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	33.5%
John Hancock Lifestyle Balanced Portfolio	25.7%
John Hancock Lifestyle Aggressive Portfolio	15.2%
John Hancock Lifestyle Moderate Portfolio	5.3%

Annual report | International Small Company Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock International Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock International Small Company Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

32	International Small Company Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $13,466,830. The fund intends to pass through foreign tax credits of $867,833.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | International Small Company Fund	33

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy,

34	International Small Company Fund | Annual report

the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Annual report | International Small Company Fund	35

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2013. The Board also noted that the fund had outperformed its peer group average for the one-year period ended December 31, 2013 and underperformed its peer group average for the three- and five-year periods ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance and noted the fund’s improved more recent performance for the one-year period relative to the peer group. The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

36	International Small Company Fund | Annual report

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

Annual report | International Small Company Fund	37

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

38	International Small Company Fund | Annual report

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

Annual report | International Small Company Fund	39

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is being monitored and reasonably addressed; and

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	International Small Company Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | International Small Company Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

42	International Small Company Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | International Small Company Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

44	International Small Company Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | International Small Company Fund	45

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	424A 8/14
MF198770	10/14

John Hancock
Small Cap Value Fund

Annual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

Class A2	9.63	15.19	—	17.65	9.63	102.82	—	152.92

Class I2,3	15.74	16.74	—	19.08	15.74	116.84	—	171.05

Class R6[2,3]	15.90	16.87	—	19.21	15.90	118.00	—	172.70

Class NAV[3]	15.88	16.94	—	19.26	15.88	118.73	—	173.41

Index†	18.10	15.74	—	17.97	18.10	107.71	—	156.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class I*	Class R6*	Class NAV
Gross (%)	1.67	1.36	1.26	1.15
Net (%)	1.64	1.34	1.15	1.15

* Expenses have been estimated for the first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 2000 Value Index.

See the following page for footnotes.

6	Small Cap Value Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class A2	12-16-08	$25,292	$26,632	$25,689

Class I2,3	12-16-08	27,105	27,105	25,689

Class R6[2,3]	12-16-08	27,270	27,270	25,689

Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the U.S. with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-16-08.

2 Class A, Class I, and Class R6 shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Small Cap Value Fund	7

Management’s discussion of
Fund performance

By Wellington Management

For the 12 months ended August 31, 2014, John Hancock Small Cap Value Fund’s Class NAV shares gained 15.88%. This result lagged the 18.10% gain of its benchmark, the Russell 2000 Value Index.

While 2013 was their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about emerging markets dominated headlines throughout the first quarter as economic and political concerns led to investor risk aversion across global markets. In the second quarter of 2014, however, U.S. equities rallied amid renewed signs of life in the housing market and the best payroll gain in more than two years. Despite solid corporate earnings and better-than-expected second-quarter economic growth, U.S. equities fell sharply in late July before bouncing back strongly in August.

By far, the biggest factor behind the fund’s relative underperformance of its benchmark was unfavorable stock selection within the industrials sector. Stock picking within materials also hurt results, as did the fund’s small average cash weighting, which held back returns in a rising overall market.

Most notably within industrials, international freight forwarder and logistics service provider UTi Worldwide Inc. and air cargo and aircraft outsourcing solutions provider Atlas Air Worldwide Holdings, Inc., were particularly meaningful individual detractors.

While stock picking in the healthcare sector contributed modestly, the fund was materially hampered on an individual basis by a position in ICU Medical, Inc., a maker of medical devices whose stock struggled during the 12 months.

On the positive side, our stock selection was extremely helpful within the information technology and consumer discretionary sectors. Within technology—the source of the fund’s strongest performance during the 12 months—a position in Zebra Technologies Corp. proved especially helpful on a relative basis. This maker of bar code printing devices benefited from strong profits and sales. Elsewhere, oil and natural gas exploration and production company Diamondback Energy, Inc. and transportation equipment company GATX Corp. also added relative value.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Small Cap Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,003.60	$8.08	1.60%

Class I	1,000.00	1,005.70	6.57	1.30%

Class R6	1,000.00	1,006.20	5.66	1.12%

Class NAV	1,000.00	1,006.80	5.77	1.14%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.10	$8.13	1.60%

Class I	1,000.00	1,018.70	6.61	1.30%

Class R6	1,000.00	1,019.60	5.70	1.12%

Class NAV	1,000.00	1,019.50	5.80	1.14%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Small Cap Value Fund | Annual report

Portfolio summary

Top 10 Holdings (22.3% of Net Assets on 8-31-14)[1,2]

Belden, Inc.	3.3%	GATX Corp.	2.1%

Helen of Troy, Ltd.	2.5%	G&K Services, Inc., Class A	2.0%

The Cato Corp., Class A	2.2%	Albany International Corp., Class A	2.0%

Charles River Laboratories		United Stationers, Inc.	1.9%
International, Inc.	2.2%
		ICU Medical, Inc.	1.9%
Mueller Industries, Inc.	2.2%

Sector Composition[1,3]

Financials	19.7%	Materials	7.1%

Industrials	19.6%	Energy	5.9%

Health Care	12.4%	Consumer Staples	3.5%

Information Technology	11.8%	Utilities	2.8%

Consumer Discretionary	11.0%	Short-Term Investments & Other	6.2%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Small Cap Value Fund	11

Fund’s investments

As of 8-31-14

	Shares	Value

Common Stocks 93.8%		$204,222,792

(Cost $145,952,143)

Consumer Discretionary 11.0%		23,996,196

Diversified Consumer Services 1.7%

Matthews International Corp., Class A	82,480	3,806,447

Household Durables 2.5%

Helen of Troy, Ltd. (I)	92,490	5,384,768

Multiline Retail 1.2%

Fred’s, Inc., Class A	190,810	2,715,226

Specialty Retail 5.6%

Advance Auto Parts, Inc.	4,090	557,958

Ascena Retail Group, Inc. (I)	222,850	3,875,362

CST Brands, Inc.	6,160	214,614

Stage Stores, Inc. (L)	145,680	2,545,030

The Cato Corp., Class A	141,240	4,896,791

Consumer Staples 3.5%		7,535,459

Food & Staples Retailing 1.4%

Casey’s General Stores, Inc.	42,170	3,023,167

Food Products 2.1%

Cranswick PLC	108,004	2,386,147

Post Holdings, Inc. (I)	57,510	2,126,145

Energy 5.9%		12,926,482

Energy Equipment & Services 2.2%

Era Group, Inc. (I)	85,038	2,177,823

SEACOR Holdings, Inc. (I)(L)	31,938	2,606,141

Oil, Gas & Consumable Fuels 3.7%

Diamondback Energy, Inc. (I)	37,045	3,198,836

Dorian LPG, Ltd. (I)	45,850	900,036

Scorpio Tankers, Inc.	414,640	3,963,958

Whiting Petroleum Corp. (I)	860	79,688

Financials 19.7%		42,834,347

Banks 9.8%

First Busey Corp.	264,872	1,523,014

First Midwest Bancorp, Inc.	189,860	3,199,141

First Niagara Financial Group, Inc.	205,690	1,789,503

12	Small Cap Value Fund | Annual report	See notes to financial statements

	Shares	Value

Banks (continued)

Flushing Financial Corp.	87,268	$1,684,272

Hancock Holding Company	67,270	2,236,055

International Bancshares Corp.	143,090	3,771,852

MB Financial, Inc.	86,680	2,452,177

Webster Financial Corp.	132,580	3,911,110

WestAmerica Bancorp. (L)	16,117	779,579

Capital Markets 0.9%

Ares Capital Corp.	10,480	179,732

Solar Capital, Ltd.	89,490	1,789,800

Insurance 3.9%

Alleghany Corp. (I)	570	245,744

AMERISAFE, Inc.	42,600	1,607,298

Assured Guaranty, Ltd.	2,995	72,329

Platinum Underwriters Holdings, Ltd.	33,480	2,091,496

Primerica, Inc.	77,220	3,886,483

Reinsurance Group of America, Inc.	3,850	319,473

White Mountains Insurance Group, Ltd.	315	199,786

Real Estate Investment Trusts 3.7%

Campus Crest Communities, Inc.	106,609	876,326

Corrections Corp. of America	5,990	213,484

DiamondRock Hospitality Company	165,162	2,199,958

Education Realty Trust, Inc.	201,860	2,198,255

Kite Realty Group Trust	6,365	163,708

Mid-America Apartment Communities, Inc.	2,880	208,282

Summit Hotel Properties, Inc.	193,210	2,115,650

Thrifts & Mortgage Finance 1.4%

Northwest Bancshares, Inc.	247,410	3,119,840

Health Care 12.4%		27,080,455

Health Care Equipment & Supplies 4.7%

Haemonetics Corp. (I)	66,310	2,366,604

ICU Medical, Inc. (I)	64,420	4,032,048

Integra LifeSciences Holdings Corp. (I)	15,810	790,342

STERIS Corp.	53,480	3,010,389

Health Care Providers & Services 1.5%

Amsurg Corp. (I)	44,400	2,388,276

Corvel Corp. (I)	24,360	996,324

Health Care Technology 1.9%

Allscripts Healthcare Solutions, Inc. (I)	152,790	2,257,472

MedAssets, Inc. (I)	85,660	1,970,180

Life Sciences Tools & Services 3.6%

Charles River Laboratories International, Inc. (I)	82,560	4,879,296

ICON PLC (I)	58,640	2,905,026

Pharmaceuticals 0.7%

Phibro Animal Health Corp.	77,560	1,484,498

See notes to financial statements	Annual report | Small Cap Value Fund	13

	Shares	Value

Industrials 19.6%		$42,561,102

Aerospace & Defense 1.7%

Cubic Corp.	83,140	3,711,370

Air Freight & Logistics 1.1%

Atlas Air Worldwide Holdings, Inc. (I)	18,818	629,462

UTi Worldwide, Inc.	195,260	1,792,487

Commercial Services & Supplies 7.3%

ACCO Brands Corp. (I)	346,210	2,676,203

Clean Harbors, Inc. (I)	2,720	164,669

G&K Services, Inc., Class A	77,570	4,335,387

SP Plus Corp. (I)	130,548	2,826,364

Steelcase, Inc., Class A	105,740	1,660,118

United Stationers, Inc.	104,050	4,229,633

Industrial Conglomerates 0.2%

Carlisle Companies, Inc.	4,150	344,035

Machinery 6.2%

Albany International Corp., Class A	113,990	4,282,604

ESCO Technologies, Inc.	76,940	2,769,840

Luxfer Holdings PLC, ADR	82,440	1,558,116

Mueller Industries, Inc.	163,460	4,779,570

Professional Services 1.0%

FTI Consulting, Inc. (I)	58,570	2,172,947

Trading Companies & Distributors 2.1%

GATX Corp.	69,840	4,628,297

Information Technology 11.8%		25,610,983

Electronic Equipment, Instruments & Components 6.5%

Belden, Inc.	98,010	7,161,591

Coherent, Inc. (I)	31,530	2,032,739

MTS Systems Corp.	17,200	1,222,576

ScanSource, Inc. (I)	75,590	2,914,750

Zebra Technologies Corp., Class A (I)	10,460	816,194

IT Services 2.1%

Forrester Research, Inc.	75,560	2,936,262

MAXIMUS, Inc.	41,138	1,694,886

Semiconductors & Semiconductor Equipment 1.1%

Maxim Integrated Products, Inc.	8,820	272,450

Micrel, Inc.	160,920	2,016,328

Software 0.6%

Verint Systems, Inc. (I)	24,270	1,216,655

Technology Hardware, Storage & Peripherals 1.5%

Diebold, Inc.	87,610	3,326,552

Materials 7.1%		15,553,124

Chemicals 4.7%

Innospec, Inc.	56,300	2,374,734

Koppers Holdings, Inc.	67,860	2,518,285

Sensient Technologies Corp.	54,240	3,043,406

Zep, Inc.	143,800	2,283,544

14	Small Cap Value Fund | Annual report	See notes to financial statements

		Shares	Value

Containers & Packaging 1.1%

AptarGroup, Inc.		2,290	$146,904

Greif, Inc., Class A		46,910	2,246,520

Paper & Forest Products 1.3%

Deltic Timber Corp.		44,380	2,939,731

Utilities 2.8%			6,124,644

Electric Utilities 0.1%

Westar Energy, Inc.		3,590	132,579

Gas Utilities 2.7%

Atmos Energy Corp.		2,958	149,556

New Jersey Resources Corp.		28,350	1,480,721

The Laclede Group, Inc.		44,630	2,206,954

UGI Corp.		5,260	278,675

WGL Holdings, Inc.		43,140	1,876,159

	Yield (%)	Shares	Value

Securities Lending Collateral 1.5%			$3,258,207

(Cost $3,257,396)

John Hancock Collateral Investment Trust (W)	0.0970 (Y)	325,590	3,258,207

		Par value	Value

Short-Term Investments 9.2%			$20,100,000

(Cost $20,100,000)

Repurchase Agreement 9.2%			20,100,000

Deutsche Bank Tri-Party Repurchase Agreement dated 8-29-14 at
0.060% to be repurchased at $20,100,134 on 9-2-14, collateralized by $19,020,740 Government National Mortgage Association,
3.500%–4.500% due 12-20-26 to 12-15-43 (valued at $20,502,000,
including interest)		$20,100,000	20,100,000

Total investments (Cost $169,309,539)† 104.5%			$227,580,999

Other assets and liabilities, net (4.5%)			($9,877,398)

Total net assets 100.0%			$217,703,601

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $169,762,328. Net unrealized appreciation aggregated $57,818,671, of which $59,337,831 related to appreciated investment securities and $1,519,160 related to depreciated investment securities.

See notes to financial statements	Annual report | Small Cap Value Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $166,052,143) including
($3,185,017) of securities loaned	$224,322,792
Investments in affiliated issuers, at value (Cost $3,257,396)	3,258,207

Total investments, at value (Cost $169,309,539)	227,580,999
Cash	79,408
Receivable for investments sold	333,948
Receivable for fund shares sold	4,503,094
Dividends and interest receivable	190,268
Receivable for securities lending income	277
Receivable due from advisor	1,267
Other receivables and prepaid expenses	41,956

Total assets	232,731,217

Liabilities

Payable for investments purchased	11,651,839
Payable upon return of securities loaned	3,254,421
Payable to affiliates
Accounting and legal services fees	4,162
Transfer agent fees	53,645
Trustees’ fees	24
Other liabilities and accrued expenses	63,525

Total liabilities	15,027,616

Net assets	$217,703,601

Net assets consist of

Paid-in capital	$148,663,352
Undistributed net investment income	779,519
Accumulated net realized gain (loss) on investments and foreign
currency transactions	9,989,938
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	58,270,792

Net assets	$217,703,601

16	Small Cap Value Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($2,263,455 ÷ 117,266 shares)[1]	$19.30
Class I ($161,042 ÷ 8,329 shares)	$19.34
Class R6 ($100,514 ÷ 5,192 shares)	$19.36
Class NAV ($215,178,590 ÷ 11,117,509 shares)	$19.35

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.32

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Small Cap Value Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 8-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,011,306
Securities lending	11,776
Interest	4,040

Total investment income	3,027,122

Expenses

Investment management fees	1,840,033
Distribution and service fees	2,347
Accounting and legal services fees	22,305
Transfer agent fees	1,133
Trustees’ fees	2,403
State registration fees	37,960
Printing and postage	1,169
Professional fees	52,329
Custodian fees	26,573
Registration and filing fees	38,474
Other	9,859

Total expenses	2,034,585
Less expense reductions	(50,222)

Net expenses	1,984,363

Net investment income	1,042,759

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	13,437,430
Investments in affiliated issuers	281

13,437,711
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	9,800,656
Investments in affiliated issuers	(533)

9,800,123

Net realized and unrealized gain	23,237,834

Increase in net assets from operations	$24,280,593

18	Small Cap Value Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	8-31-14	8-31-13

Increase (decrease) in net assets

From operations
Net investment income	$1,042,759	$698,666
Net realized gain	13,437,711	15,238,018
Change in net unrealized appreciation (depreciation)	9,800,123	13,481,384

Increase in net assets resulting from operations	24,280,593	29,418,068

Distributions to shareholders
From net investment income
Class NAV	(333,052)	(1,674,157)
From net realized gain
Class NAV	(16,952,094)	(11,908,469)
From capital paid-in

Total distributions	(17,285,146)	(13,582,626)

From fund share transactions	67,746,456	1,488,676

Total increase	74,741,903	17,324,118

Net assets

Beginning of year	142,961,698	125,637,580

End of year	$217,703,601	$142,961,698

Undistributed net investment income	$779,519	$86,014

See notes to financial statements	Annual report | Small Cap Value Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	0.04
Net realized and unrealized loss on investments	—
Total from investment operations	0.04
Net asset value, end of period	$19.30
Total return (%)[3,4]	0.21[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.27[6]
Expenses including reductions	1.60[6]
Net investment income	0.34[6]
Portfolio turnover (%)	20[7]

1 Period from 12-30-13 (inception date) to 8-31-14.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 The portfolio turnover is shown for the period 9-1-13 to 8-31-14.

CLASS I SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	0.07
Net realized and unrealized loss on investments	0.01
Total from investment operations	0.08
Net asset value, end of period	$19.34
Total return (%)[3]	0.42[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.79[6]
Expenses including reductions	1.30[6]
Net investment income	0.56[6]
Portfolio turnover (%)	20[7]

1 Period from 12-30-13 (inception date) to 8-31-14.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period 9-1-13 to 8-31-14.

20	Small Cap Value Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	8-31-14[1]

Per share operating performance

Net asset value, beginning of period	$19.26
Net investment income[2]	0.08
Net realized and unrealized loss on investments	0.02
Total from investment operations	0.10
Net asset value, end of period	$19.36
Total return (%)[3]	0.52[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.70[6]
Expenses including reductions	1.12[6]
Net investment income	0.66[6]
Portfolio turnover (%)	20[7]

1 Period from 12-30-13 (inception date) to 8-31-14.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

CLASS NAV SHARES Period ended	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10

Per share operating performance

Net asset value, beginning of period	$18.47	$16.57	$15.81	$13.72	$12.50
Net investment income[1]	0.11	0.09	0.17	0.10	0.07
Net realized and unrealized gain on investments	2.81	3.63	1.78	2.75	1.39
Total from investment operations	2.92	3.72	1.95	2.85	1.46
Less distributions
From net investment income	(0.04)	(0.22)	(0.06)	(0.10)	(0.06)
From net realized gain	(2.00)	(1.60)	(1.13)	(0.66)	(0.18)
Total distributions	(2.04)	(1.82)	(1.19)	(0.76)	(0.24)
Net asset value, end of period	$19.35	$18.47	$16.57	$15.81	$13.72
Total return (%)[2]	15.88	24.20	12.84	20.54	11.72

Ratios and supplemental data

Net assets, end of period (in millions)	$215	$143	$126	$149	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.11	1.11	1.11	1.14
Expenses including reductions	1.12	1.11	1.11	1.11	1.14
Net investment income	0.59	0.51	1.05	0.61	0.51
Portfolio turnover (%)	20	19	18	16	22

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Small Cap Value Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living Through II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

22	Small Cap Value Fund | Annual report

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$23,996,196	$23,996,196	—	—
Consumer Staples	7,535,459	5,149,312	$2,386,147	—
Energy	12,926,482	12,926,482	—	—
Financials	42,834,347	42,834,347	—	—
Health Care	27,080,455	27,080,455	—	—
Industrials	42,561,102	42,561,102	—	—
Information Technology	25,610,983	25,610,983	—	—
Materials	15,553,124	15,553,124	—	—
Utilities	6,124,644	6,124,644	—	—
Securities Lending
Collateral	3,258,207	3,258,207	—	—
Short-Term Investments	20,100,000	—	20,100,000	—

Total Investments in
Securities	$227,580,999	$205,094,852	$22,486,147	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during

Annual report | Small Cap Value Fund	23

which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2014 were $451. For the year ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	Small Cap Value Fund | Annual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2014 and 2013 was as follows:

	AUGUST 31, 2014	AUGUST 31, 2013

Ordinary Income	$1,136,066	$1,683,395
Long-Term Capital Gain	$16,149,080	$11,899,231
Total	$17,285,146	$13,582,626

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis consisted of $1,626,521 of undistributed ordinary income and $9,595,725 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management

Annual report | Small Cap Value Fund	25

contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund’s aggregate net assets and (b) 1.05% of the next $500 million of the fund’s aggregate net assets and c) 1.00% of the fund’s average daily net assets in excess of $600 million. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class A, Class I, and Class R6 shares, to the extent that the expenses for each class exceed 1.60%, 1.30%, and 1.20%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waiver and/or reimbursement will continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination of that this is appropriate under the circumstances at that time.

Effective January 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis as of January 1, 2014.

26	Small Cap Value Fund | Annual report

Accordingly, these expense reductions amounted to $13,045, $12,910, $12,955 and $11,312 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the year ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of 1.01% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2015	AUGUST 1, 2016	AUGUST 1, 2017	AUGUST 31, 2014

—	—	$25,893	—

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rate of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,473 for the year ended August 31, 2014. Of this amount, $2,929 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,535 was paid as sales commissions to broker-dealers and $9 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

Annual report | Small Cap Value Fund	27

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER AGENT	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	FEES	FEES	POSTAGE

A	$2,347	$1,008	$12,653	$584
I	—	113	12,653	300
R6	—	12	12,654	285
Total	$2,347	$1,133	$37,960	$1,169

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2014 and 2013 were as follows:

	Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	128,204	$2,458,156	—	—
Repurchased	(10,938)	(207,111)	—	—

Net increase	117,266	$2,251,045	—	—

Class I shares[1]

Sold	8,329	$160,000	—	—

Net increase	8,329	$160,000	—	—

Class R6 shares[1]

Sold	5,192	$100,000	—	—

Net increase	5,192	$100,000	—	—

28	Small Cap Value Fund | Annual report

	Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,057,523	$59,575,257	229,949	$4,077,510
Distributions reinvested	901,677	17,285,146	851,042	13,582,626
Repurchased	(582,526)	(11,624,992)	(924,561)	(16,171,460)

Net increase	3,376,674	$65,235,411	156,430	$1,488,676

Total net increase	3,507,461	$67,746,456	156,430	$1,488,676

1 The inception date for A, I and R6 is 12-30-13.

Affiliates of the fund owned 4%, 62%, 100% and 100% of shares of beneficial interest of Class A, Class I, Class R6 and Class NAV, respectively, on August 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $76,404,961 and $34,304,076 respectively, for the year ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 98.9% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	32.8%
John Hancock Lifestyle Balanced Portfolio	26.7%
John Hancock Lifestyle Aggressive Portfolio	16.3%
John Hancock Lifestyle Moderate Portfolio	7.0%

Annual report | Small Cap Value Fund	29

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Small Cap Value Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

30	Small Cap Value Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $16,149,080 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Small Cap Value Fund	31

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company, LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

32	Small Cap Value Fund | Annual report

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

Annual report | Small Cap Value Fund	33

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2013 and outperformed its benchmark index and peer group average for the three- and five-year periods ended December 31, 2013.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods. The Board concluded that the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for the fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses, including underlying fund expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

34	Small Cap Value Fund | Annual report

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion

Annual report | Small Cap Value Fund	35

and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

36	Small Cap Value Fund | Annual report

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the sub-advisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

Annual report | Small Cap Value Fund	37

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund is has generally outperformed the historical performance of comparable funds and the fund’s benchmark index;

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	Small Cap Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Small Cap Value Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

40	Small Cap Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Small Cap Value Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

42	Small Cap Value Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello	Independent registered
Senior Vice President, Secretary,	public accounting firm
and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Small Cap Value Fund	43

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Cap Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	439A 8/14
MF198774	10/14

JOHN HANCOCK

Funds II

8.31.2014 **Annual Report**

John Hancock

John Hancock Funds II

Annual report — Table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	45
Portfolio of investments (See below for each fund’s page #)	50
Statements of assets and liabilities	246
Statements of operations	257
Statements of changes in net assets	268
Financial highlights	275
Notes to financial statements	284
Report of independent registered public accounting firm	348
Federal tax information	349
Evaluation of advisory and subadvisory agreements by the board of trustees	350
Appendix A	354
Trustees and officers information	365
For more information	369

Manager’s commentary &		Portfolio of	Manager’s commentary &		Portfolio of
Fund	fund performance	investments	Fund	fund performance	investments
Active Bond Fund	4	50	Lifestyle II Balanced Portfolio	25	130
All Cap Core Fund	5	69	Lifestyle II Conservative Portfolio	26	130
Alpha Opportunities Fund	6	72	Lifestyle II Growth Portfolio	27	131
Asia Pacific Total Return Bond Fund	7	76	Lifestyle II Moderate Portfolio	28	131
Blue Chip Growth Fund	8	79	Mid Cap Stock Fund	29	132
Capital Appreciation Fund	9	81	Mid Value Fund	30	134
Capital Appreciation Value Fund	10	83	Real Estate Equity Fund	31	136
Core Bond Fund	11	87	Real Estate Securities Fund	32	137
Equity-Income Fund	12	94	Real Return Bond Fund	33	138
Fundamental Global Franchise Fund	13	96	Science & Technology Fund	34	140
Global Bond Fund	14	97	Short Term Government Income Fund	35	142
Global Equity Fund	15	103	Small Cap Growth Fund	36	143
Global Real Estate Fund	16	104	Small Cap Opportunities Fund	37	145
Health Sciences Fund	17	105	Small Company Growth Fund	38	156
High Yield Fund	18	107	Small Company Value Fund	39	158
International Growth Opportunities Fund	19	114	Spectrum Income Fund	40	161
International Growth Stock Fund	20	116	Strategic Equity Allocation Fund	41	193
International Small Cap Fund	21	117	Total Return Fund	42	230
International Value Fund	22	118	U.S. High Yield Bond Fund	43	236
Investment Quality Bond Fund	23	120	Value Fund	44	241
Lifestyle II Aggressive Portfolio	24	130

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of each fund of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indices

The performance graph for each fund shows the change in value of a $10,000 investment over the life or ten-year period of each fund, whichever is shorter. Each fund’s performance is compared with the performance of one or more broad-based securities indices as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s performance during the period ended August 31, 2014. The views expressed are those of the portfolio manager as of August 31, 2014, and are subject to change based on market and other conditions. Information about a fund’s holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds, see the funds’ prospectuses.

“Standard & Poor’s,” “Standard & Poor’s 500,” “S&P 500,” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000,” and “Russell Midcap” are trademarks of Frank Russell Company. “Wilshire 5000” is a trademark of Wilshire Associates. “EAFE” and “MSCI” are trademarks of MSCI, Inc. “Barclays” is a registered trademark of Barclays Bank PLC. ”Lipper“ is a registered trademark of Reuters S.A. None of the funds in the Trust are sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

3

Active Bond Fund
Subadvisors: Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC
(John Hancock Asset Management)
Portfolio Managers: Peter Farley, CFA, Jeffrey N. Given, Howard C. Greene, and Joshua Kuhnert, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

Portfolio Composition*	% of Total
Financials	19.1
U.S. Government Agency	17.6
Collateralized Mortgage Obligations	17.2
Asset Backed Securities	6.8
U.S. Government	6.5
Energy	6.5
Industrials	4.6
Consumer Discretionary	3.7
U.S. Government Agency Collateralized
Mortgage Obligations	3.5
Utilities	2.9
Telecommunication Services	2.6
Materials	2.5
Health Care	1.8
Consumer Staples	1.8
Information Technology	0.5
Foreign Government Obligations	0.2
Municipal Bonds	0.1
Short-Term Investments & Other	2.1

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,828.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Active Bond Fund Class NAV shares returned 8.41% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.66%.

Environment ►The bond market delivered healthy positive returns for the year thanks to the steady downward movement for long term interest rates. Short rates moved slightly higher anticipating the first Fed Funds hike by the U.S. Federal Reserve Board (“Fed”). As expected though, the economic recovery is not strong enough yet for the Fed to make aggressive moves besides ending the Quantitative Easing program. Although economic growth has not been robust, unemployment has trended lower, inflation remains tame, and corporate profits are healthy.

Declaration Management & Research, LLC

Commentary

In the investment opportunity set for the fund, corporate bonds were the best performers, especially longer maturity bonds. Agency mortgage backed securities (MBS), commercial MBS and asset backed securities were all solid, with MBS outperforming. Even sovereign bonds posted very strong returns. There were bouts of weakness in emerging markets, but the global bond market as a whole has regained some resilience and is much less prone now to volatility on news of isolated problems. The fund outperformed the benchmark thanks to asset allocation and security selection. Underweighting U.S. treasuries and overweighting credit spread products led to strong outperformance. In particular, our overweights in commercial MBS interest-only bonds, real estate investment trusts and insurance products were our best performing positions relative to the index. While we gave up some performance on yield curve exposure, we are comfortable with the Fund’s curve positioning looking forward.

John Hancock Asset Management Commentary

U.S. bonds posted positive returns for the year ended August 31, with both high-yield and investment-grade corporate bonds materially leading the pack, while the Treasury sector was the laggard. Returns varied during the period, as interest rates ebbed and flowed with changing economic outlooks and Fed policy expectations. There was little change in short-term interest rates early in 2014, although the yield curve flattened as a result of a decline in long-term interest rates. The decline in interest rates was, in turn, largely in response to the Fed reducing its monthly purchases of Treasury bonds and mortgage-backed securities (MBS), which left investors believing that a federal funds rate hike was inevitable. Later in the period, economic growth continued, albeit at a relatively slow pace, as observed in key indicators for housing and consumer spending, among others. Investors appeared to be receptive of the Fed’s measured approach to tapering its monthly asset purchases. Interest rates increased slightly at the short end of the yield curve, but declined in the mid and long areas of the curve. Spreads for corporate bonds and government agency MBS tightened as well. The fund’s asset allocation and security selection contributed to its relative performance over the period. From a sector perspective, the fund’s position across the financials sector contributed to its performance, as did its holdings in high-yield securities and commercial and non-agency residential MBS. Conversely, the fund’s yield curve positioning detracted modestly from performance, as did a small number of various individual securities across some of the emerging markets sectors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Active Bond Fund Class 1 (began 10/15/05)	8.25%	7.48%	—	6.04%	43.44%	—	68.28%
Active Bond Fund Class NAV (began 10/27/05)	8.41%	7.54%	—	6.16%	43.83%	—	69.68%
Barclays U.S. Aggregate Bond Index (10/15/05)[3,4]	5.66%	4.48%	—	5.04%	24.50%	—	54.79%
Barclays U.S. Aggregate Bond Index (10/27/05)[3,4]	5.66%	4.48%	—	5.10%	24.50%	—	55.32%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Active Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares — 0.68% and Class NAV shares — 0.63%.

4

All Cap Core Fund
Subadvisor: QS Investors, LLC
Portfolio Managers: Robert Wang and Russell Shtern, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

Sector Weighting*	% of Total
Information Technology	19.6
Financials	15.8
Health Care	15.1
Industrials	12.1
Energy	10.3
Consumer Discretionary	10.3
Consumer Staples	6.2
Materials	4.8
Telecommunication Services	2.1
Utilities	2.0
Short-Term Investments & Other	1.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the All Cap Core Fund Class NAV shares returned 22.18% and the benchmark, the Russell 3000 Index, returned 24.74%.

Environment ►Over the last 12 months, we have seen volatility creeping away from underreaction and towards its historical median as global headlines concerned investors. Over the last six months, there was a pull back to lower volatility levels. Many economic outlook and economic strength indicators have held steady.

Detractors relative to the benchmark were significant in the consumer discretionary sector. Positions in Best Buy Company and GameStop Corp. were primarily responsible for the relative shortfall. Within information technology, an underweight position in the computer software and services also detracted from relative performance. Underweight positions in Google, Inc. and Facebook, Inc. (which both posted strong gains), and an overweight position in LinkedIn Corp. (which fell) and Manhattan Associates, Inc. (which pulled back late in the period) were primarily responsible for the relative shortfall. Health care detracted, largely due to the negative return from WellCare Health Plans, Inc.

The strongest contributions to relative performance for the period came from overweight positions in strong-performing industries. These included the airlines, notably Southwest Airlines Company and US Airways Group, Inc. The aerospace industry also added value, as evidenced by positions in Lockheed Martin Corp. and Alliant Techsystems, Inc. Stock selection was important in the technology hardware companies. Relative returns were boosted by Hewlett Packard Company. A position in Lexmark International, Inc. also provided a significant contribution.

For the 12-month period ending August 31, 2014, we’ve seen mixed performance from our various style categories. Our quantitative model is favoring growth and sentiment factors. But 2014 has been a tough year for these two styles, with the market consistently not rewarding momentum since the start of the year. However, there were some signs in early July and August that the market was beginning to reverse this trend and begin to reward momentum and growth factors. For the 12 month rolling period, valuation factors are the only style category with positive contribution to excess returns, while quality and growth factors were detractors.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

All Cap Core Fund Class NAV (began 4/28/06)	22.18%	15.65%	—	5.99%	106.88%	—	62.51%
Russell 3000 Index[3,4]	24.74%	17.22%	—	7.62%	121.35%	—	84.47%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the All Cap Core Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.83%.

5

Alpha Opportunities Fund
Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Kent M. Stahl, CFA and Gregg R. Thomas, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term total return. The fund employs a multiple sleeve structure, which means the fund has several components that are managed separately in different investment styles. The fund seeks to obtain its objective by combining these different components into a single fund.

Sector Weighting*	% of Total
Information Technology	20.9
Industrials	16.4
Health Care	15.2
Consumer Discretionary	15.1
Financials	12.0
Energy	7.8
Consumer Staples	5.3
Materials	3.9
Utilities	0.9
Telecommunication Services	0.4
Short-Term Investments & Other	2.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Alpha Opportunities Fund Class NAV shares returned 21.69% and the benchmark, the Russell 3000 Index, returned 24.74%.

Environment ►During the year, U.S. equities reached all-time highs early in the period. Despite political turmoil, stocks continued to climb during the fourth quarter of 2013, amid accommodative rhetoric from then U.S. Federal Reserve (Fed) chair nominee Janet Yellen. After finishing 2013 as their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about emerging markets dominated headlines throughout the quarter. Economic and political developments sparked risk aversion across global markets, and a slowdown in China and other emerging markets overshadowed a fairly benign domestic environment. Equities rallied during the second quarter amid renewed signs of life in the housing market and the best payroll gain in more than two years. As expected, the Fed announced further reductions in its asset purchase program. Despite solid corporate earnings and better-than-expected second quarter economic growth, U.S. equities fell in July. Fear gripped the market as heightened geopolitical risks, a potential Portuguese banking crisis, and worries over Fed tightening dominated.

Weak security selection was the primary driver of underperformance during the period, particularly within the energy, industrials, and consumer discretionary sectors. Partially offsetting weak relative results was positive selection in the information technology, health care, and financials sectors. Sector allocation decisions, a residual of the bottom-up stock selection process of the underlying managers, also modestly detracted from relative performance. An overweight to consumer discretionary and a modest residual cash position in a strong performing equity market was a drag on relative results. Underweight positions in consumer staples and financials helped relative performance and partially offset the negative factors.

Top detractors from relative performance during the period included oil exploration and production company Cobalt International Energy, Inc., an underweight to designer, manufacturer, and retailer of personal electronic products Apple, Inc., and our position in manufacturer of wireless integrated circuits ParkerVision, Inc.

Top relative contributors during the period included U.K.-based multinational pharmaceutical company AstraZeneca PLC, leading developer, supplier, and solar installation company SunEdison, Inc., and flash memory semiconductor manufacturer Micron Technology, Inc.

At the end of the period, stock-by-stock decisions resulted in the industrials, consumer discretionary and information technology sectors being the fund’s largest overweights. The financials sector was the fund’s largest underweight, followed by consumer staples, utilities, and telecommunication services.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Alpha Opportunities Fund Class NAV (began 10/7/08)	21.69%	16.22%	—	15.22%	112.05%	—	130.71%
Russell 3000 Index[3,4]	24.74%	17.22%	—	14.40%	121.35%	—	121.26%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Alpha Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.01%.

6

Asia Pacific Total Return Bond Fund (formerly Asia Total Return Bond Fund)
Subadvisor: John Hancock Asset Management
Portfolio Managers: Neal Capecci, Luc Froehlich, and Endre Pedersen

INVESTMENT OBJECTIVE & POLICIES ►The fund seeks to maximize total return. Under normal market conditions, the fund invests at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia. Asia means those countries that are located on the Asian continent or are in the Asian region, including Australia and New Zealand.

Portfolio Composition*	% of Total
Foreign Government Obligations	37.8
Financials	36.9
Utilities	4.7
Energy	4.3
Consumer Discretionary	3.1
Consumer Staples	2.7
Industrials	2.3
Materials	2.3
Telecommunication Services	2.0
Other	3.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Asia Pacific Total Return Bond Fund, Class NAV shares returned 8.12% and the benchmark, a blend of 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index, returned 7.95%.

Environment ►Asian bond markets gained during the past 12 months amid falling U.S. Treasury yields, improving economic data in Asia and renewed capital inflows. The Federal Reserve began lowering its monthly asset purchases in January amid improved labor market conditions, but reiterated interest rates would likely remain low for an extended period. Treasuries were volatile; after reaching 3.03% in December, 10-year Treasuries gradually declined to 2.34% by August. The European Central Bank announced stimulus measures to cut deposit rates, which sent German Bund yields to historical lows. Geopolitical tensions in Russia, Ukraine and the Middle East remained a market concern in 2014.

China’s manufacturing Purchasing Managers’ Index remained above 50 over the period, indicating some expansion. The market was positive on reforms initiated during the period. Property prices continued to cool down in 2014. In June, the People’s Bank of China reduced the reserve requirement for several mid-sized banks to support growth. In India, Narendra Modi became the country’s 15th Prime Minister and his government was expected to implement a series of measures to bolster the economy. Bank Indonesia tightened its monetary policy as inflation surged. Thailand’s prolonged political uncertainty weakened business and consumer sentiment. The Thai military declared martial law in May, which was followed by a coup. S&P raised the credit rating of the Philippines to BBB, one year after the upgrade to investment grade status.

All major Asian currencies recorded positive returns against the US dollar, except for the Japanese yen. The Indian rupee and Korean won were the best performers, supported by expectations of pro-growth policies from India’s new Prime Minister and continued capital inflow in Asia.

The fund’s main performance contributions came from yield curve positioning, security selection, and local market allocation. Overall, currency allocation contributed positively to the performance. The fund’s overweight in Australian and New Zealand dollars contributed positively, while the underweight in the Indian rupee and Singapore dollar detracted from the gains. Within interest rate markets, the fund’s overweight in Indonesia, Singapore, and Thailand helped, while an underweight in U.S. dollar interest rate duration detracted. Lastly, security selection within U.S. dollar denominated Asian bonds contributed positively to relative results.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Asia Pacific Total Return Bond Fund Class NAV (began 1/16/13)	8.12%	—	—	0.01%	—	—	0.01%
J.P. Morgan Asia Credit Index[3,4]	11.70%	—	—	3.64%	—	—	5.99%
J.P. Morgan Emerging Local Markets Plus Asia Index[4,5]	4.31%	—	—	–0.09%	—	—	–0.14%
Combined Index[4,6]	7.95%	—	—	1.78%	—	—	2.90%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Asia Pacific Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 J.P. Morgan Asia Credit Index measures the performance of Asia ex Japan USD denominated bond market.
4 It is not possible to invest directly in an index.
5 J.P. Morgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.
6 Combined Index is 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares the net expense is 0.86% and the gross expense is 0.89%.

7

Blue Chip Growth Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Larry J. Puglia

INVESTMENT OBJECTIVE & POLICIES ►To provide long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large- and medium-sized blue chip growth companies that are considered well established in their industries and have the potential for above-average earnings growth.

Sector Weighting*	% of Total
Consumer Discretionary	25.9
Information Technology	21.5
Health Care	20.4
Industrials	13.3
Financials	7.5
Energy	4.4
Materials	3.6
Consumer Staples	2.0
Telecommunication Services	0.4
Short-Term Investments & Other	1.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $22,745.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Blue Chip Growth Class NAV shares returned 28.11% and the benchmark, the S&P 500 Index, returned 25.25%.

Environment ►U.S. equities posted double-digit gains for the twelve-month period ended August 31, 2014. During the period, the housing sector seemed to regain momentum, after a slight pause, amid appealing prices and mortgage rates that remained near historically low levels. A sharp correction in many highly valued growth stocks in March and April made selected stocks more attractive; however, some of those stocks have rebounded, and their valuations again seem excessive. Currently, high valuations are impediments to continued stock gains, which certainly argues that the next year is unlikely to repeat recent strong performance. However, a combination of reasonable valuations for selected stocks, rising but still favorable interest rates, and improving corporate profits could offset various risks and drive continued positive stock performance.

Stock selection was the primary driver of relative performance, while sector weighting was also positive. The health care sector made the most significant contribution to relative returns, led by companies in the biotechnology industry. Gilead Sciences, Inc. continues to perform well, driven by sales of its HIV treatments, which are some of the most widely prescribed treatments in the market. In addition, the company is seeing strong sales of its hepatitis C treatment, Sovaldi, which received FDA approval in December. Stock selection in the financials sector aided relative performance due primarily to positions in the real estate investment trusts and banking industries.

Conversely, the consumer discretionary sector detracted the most from relative performance due to unfavorable sector allocation. Companies in the textiles, apparel and luxury goods industry and also the media industry dampened relative results within the sector. In industrials, stock picks in the aerospace and defense and road and rail industries detracted from relative sector performance. Shares of aerospace and defense company Precision Castparts Corp. moved lower during the first half of 2014 as the company felt the negative effects of weakness in the defense division. We believe the stock was oversold during the period, and our long-term thesis for the company remains intact.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Blue Chip Growth Fund Class 1 (began 10/15/05)	28.06%	18.84%	—	9.70%	137.01%	—	127.45%
Blue Chip Growth Fund Class NAV (began 10/15/05)	28.11%	18.89%	—	9.75%	137.54%	—	128.41%
S&P 500 Index[3,4]	25.25%	16.88%	—	8.35%	118.10%	—	103.88%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Blue Chip Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.86% and Class NAV shares – 0.81%.

8

Capital Appreciation Fund
Subadvisor: Jennison Associates LLC
Portfolio Managers: Michael A. Del Balso, Kathleen A. McCarragher, and Spiros “Sig” Segalas

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Under normal market conditions, the fund invests at least 65% of the fund’s total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that are believed to have above-average growth prospects.

Sector Weighting*	% of Total
Information Technology	30.9
Consumer Discretionary	28.9
Health Care	19.7
Industrials	6.4
Energy	5.2
Consumer Staples	3.6
Financials	2.3
Materials	1.8
Short-Term Investments & Other	1.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $21,358.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Capital Appreciation Fund Class NAV shares returned 28.49% and the benchmark, the Russell 1000 Growth Index, returned 26.29%.

Environment ►The market’s advance in the period reflected sustained improvement in the economic outlook. Corporate profits remained strong, housing and employment indicators improved, and consumer confidence rose. The U.S. Federal Reserve began tapering its quantitative-easing program in January 2014, signaling confidence in the health of U.S. economic activity and labor market conditions. U.S. GDP contracted in early 2014, largely because of severe winter weather, before quickly rebounding. Conditions in Europe stabilized, but Ukraine-Russia tensions created new challenges.

Health care holdings were strong contributors to portfolio returns as stock selection and an overweight relative to the benchmark were beneficial. Illumina Inc.’s earnings and revenue reflected robust demand for the company’s gene-sequencing technology. Innovative applications of the technology are only beginning to be explored, suggesting future growth. Allergan, Inc. advanced on a takeover bid. The stock could benefit either from further bids or its own efforts to manage spending more efficiently and redeploy cash in ways that benefit shareholders. Gilead Sciences Inc.’s strength reflected impressive sales of hepatitis C drug Sovaldi. A pill taken once a day, Sovaldi has a higher cure rate, a shorter duration of treatment, and fewer side effects than previous treatments.

Information technology holdings were major contributors to the fund’s absolute return, although the sector detracted on a relative basis. Some of the biggest declines were from FireEye, Inc. and Rackspace Hosting, Inc. Rackspace was sold prior to year-end. Security software vendor FireEye declined with a broad sell-off of high-multiple software stocks in March and April; the company’s fundamentals remain intact. Rackspace’s difficulties reflected business execution issues and concerns about the commoditization of its business. The company provides Web- and cloud-hosting services. Elsewhere in technology, Apple, Inc. and Facebook, Inc. posted gains. Apple’s revenue and earnings strength reflected expanding global acceptance of its platform, especially in China. Facebook reported strong financial results and healthy user metrics. The world’s preeminent Internet-based social network has successfully implemented its mobile interface, and monetization of both mobile and desktop has improved. In consumer staples, Whole Foods Market was hurt by intensifying competition in the market for organic and natural foods; this position was also sold.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Fund Class 1 (began 10/15/05)	28.39%	17.12%	—	8.92%	120.36%	—	113.58%
Capital Appreciation Fund Class NAV (began 10/15/05)	28.49%	17.17%	—	8.98%	120.85%	—	114.56%
Russell 1000 Growth Index[3,4]	26.29%	17.82%	—	9.30%	127.06%	—	120.19%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.79% and Class NAV shares – 0.74%.

9

Capital Appreciation Value Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth.

Portfolio Composition*	% of Total
Financials	14.4
Health Care	13.7
Industrials	12.1
Consumer Discretionary	11.5
Energy	9.6
Consumer Staples	7.3
Information Technology	7.2
Utilities	5.5
Telecommunication Services	5.5
U.S. Government	2.6
Asset Backed Securities	0.6
Materials	0.4
Short-Term Investments & Other	9.6

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Capital Appreciation Value Fund Class NAV shares returned 17.68% and the benchmark, the S&P 500 Index, returned 25.25%.

Environment ►U.S. equities produced excellent returns over the last year on the back of accommodative U.S. Federal Reserve (Fed) policy, continued economic improvement, generally favorable corporate earnings, and an increase in merger and acquisition activity. Concerns about the U.S. government shutdown and the direction of Fed policy weighed on stocks earlier in the period, and geopolitical uncertainty in Iraq and Ukraine has more recently served as an overhang, but equity market performance has proven resilient in the face of these challenges. In this environment, the S&P 500 Index posted strong, double-digit returns. All sectors ended in positive territory, led by the information technology, health care, materials, and industrials sectors. Telecommunication services and consumer staples stocks trailed the overall index.

From an asset class perspective, the fund’s stock holdings performed the best and outperformed the S&P 500 Index. The bond positions posted modest results for the period, marginally underperforming the Barclays U.S. Aggregate Index. The majority of portfolio underperformance relative to the all-equity index was due to asset allocation.

Among equities, the leading contributor to relative returns was the health care sector due to stock selection and an overweight position. Companies in the pharmaceuticals and life sciences industries drove relative returns in the sector. Stock selection in the financials and consumer discretionary sectors also supported relative performance.

The leading detractor from relative performance in the equity portion of the fund was stock selection in the industrials sector, particularly in the aerospace and defense industry. Stock choices in the consumer staples sector also weighed on relative performance.

During the period, short call options were used in a covered call strategy to decrease exposure to underlying securities. The covered call strategy represented, on average, about 5% of the overall portfolio and generated a small positive impact on performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Capital Appreciation Value Fund Class NAV (began 1/6/11)	17.68%	—	—	12.69%	—	—	54.70%
S&P 500 Index[3,4]	25.25%	—	—	15.59%	—	—	69.73%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.87%.

10

Core Bond Fund
Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Thomas O’Connor, CFA and Troy Ludgood

INVESTMENT OBJECTIVE & POLICIES ►To seek total return consisting of income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

Portfolio Composition*	% of Total
U.S. Government	30.7
U.S. Government Agency	23.2
Asset Backed Securities	12.2
Collateralized Mortgage Obligations	8.6
Financials	7.7
Energy	2.9
Consumer Discretionary	2.2
Utilities	1.6
Telecommunication Services	1.6
Health Care	1.3
Foreign Government Obligations	1.3
Information Technology	1.2
Municipal Bonds	1.1
Consumer Staples	1.0
Industrials	0.8
Materials	0.4
Short-Term Investments	2.2

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,041.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Core Bond Fund Class NAV shares returned 6.29% and the benchmark, the Barclays U.S. Aggregate Bond Index returned 5.66%.

Environment ►Over the last twelve months we have seen the market digest the transition out of quantitative easing (QE) and towards an eventual normalization of U.S. monetary policy. Economic growth, while not always living up to the market’s expectations, has demonstrated a sustained and slow recovery. Geopolitical tensions have frequently dominated headlines, but ultimately have not forestalled a broad rally in risk assets.

September 2013 began with a delay in what had been widely expected as the beginning of the U.S. Federal Reserve’s (Fed) tapering and an improving global growth picture. Markets navigated a U.S. government shutdown and debt ceiling brinksmanship, continued positive signals on global economic growth, and an announcement that the Fed would begin tapering QE in January 2014. Risk assets rallied to multi-year highs. January saw a pronounced flight to safety, driven by concerns about Chinese growth, emerging market turmoil, and disappointing U.S. data, while unrest began intensifying in Ukraine. Risk assets ultimately performed well in the first quarter, as Yellen took the reins at the Fed and reaffirmed a dovish posture, and emerging markets showed signs of stabilization. The second quarter was strong, with data suggesting an improving growth picture in the U.S. and China, and central banks both in the U.S. and overseas reaffirming accommodating stances. On the geopolitical front, we saw significant deterioration in the Middle East and Ukraine in July. Stronger U.S. economic data helped drive risk assets in August.

Consistent with our investment process, security selection was the most significant contributor to the fund’s performance. Given our bottom-up process, we maintain a neutral duration. We maintain modest overweights to asset-backed securities (ABS) and commercial mortgage-backed securities (MBS), a neutral position in credit, and a modest underweight to agency MBS. The fund continues to be underweight agency debt and U.S. Treasuries.

Within agency MBS, security selection was a significant contributor, with our overweight to agency hybrid adjustable rate mortgages and pre-pay protected higher coupon bonds driving outperformance. In credit, security selection was the main contributor, and was concentrated in the telecommunication, bank, and utility subsectors. Detractors centered in the basic industry, cable, and energy subsectors. Within structured products, sector overweights to commercial MBS and ABS both contributed to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Core Bond Fund Class 1 (began 10/15/05)	6.22%	5.21%	—	5.47%	28.90%	—	60.41%
Core Bond Fund Class NAV (began 10/15/05)	6.29%	5.27%	—	5.52%	29.26%	—	61.09%
Barclays U.S. Aggregate Bond Index[3,4]	5.66%	4.48%	—	5.04%	24.50%	—	54.79%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.67% and Class NAV shares – 0.62%.

11

Equity-Income Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Brian C. Rogers, CFA, CIC

INVESTMENT OBJECTIVE & POLICIES ►To provide substantial dividend income and also long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Sector Weighting*	% of Total
Financials	18.2
Energy	14.2
Industrials	13.1
Consumer Discretionary	10.1
Information Technology	9.9
Health Care	6.2
Utilities	5.6
Materials	4.8
Consumer Staples	4.7
Telecommunication Services	3.5
Short-Term Investments & Other	9.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $19,242.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Equity-Income Fund Class NAV shares returned 19.25% and the benchmark, the Russell 1000 Value Index, returned 24.43%.

Environment ►U.S. equities produced excellent returns over the last year on the back of accommodative U.S. Federal Reserve (Fed) policy, continued economic improvement, generally favorable corporate earnings, and an increase in merger and acquisition activity. Concerns about the U.S. government shutdown and the direction of Fed policy weighed on stocks earlier in the period, and geopolitical uncertainty in Iraq and Ukraine has more recently served as an overhang, but equity market performance has proven resilient in the face of these challenges. In this environment, the Russell 1000 Value Index posted strong, double-digit returns. All sectors ended in positive territory, led by the information technology, materials, health care, and consumer discretionary sectors. Telecommunication services and consumer staples stocks trailed the overall index return the most.

Overall, stock selection detracted from relative performance while sector weighting was slightly positive. The leading detractor from relative performance was the consumer discretionary sector due to stock selection. Weak holiday season sales in late 2013 and growing inventories have weighed on shares of toy manufacturer Mattel, Inc. Despite recent challenges, we remain positive on the company as it has strong brands, solid international growth prospects, good management, and an attractive dividend yield. Stock choices in the information technology sector also hindered relative results, particularly in the semiconductors and semiconductor equipment industry. In the materials and health care sectors, stock selection also weighed on relative performance.

The most notable contributor to relative performance during the period was the financials sector due primarily to stock selection. Asset manager Legg Mason, Inc. has improved earnings, through increased generation of fee revenue and stabilizing assets under management. Stock choices in the industrials sector also supported relative performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Equity-Income Fund Class 1 (began 10/15/05)	19.24%	14.79%	—	7.65%	99.28%	—	92.42%
Equity-Income Fund Class NAV (began 10/15/05)	19.25%	14.86%	—	7.70%	99.87%	—	93.20%
Russell 1000 Value Index[3,4]	24.43%	16.62%	—	7.78%	115.69%	—	94.52%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Equity-Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: For Class 1 shares – 0.87% and Class NAV shares – 0.82%.

12

Fundamental Global Franchise Fund
Subadvisor: John Hancock Asset Management
Portfolio Managers: Walter T. McCormick, CFA, Emory W. Sanders, Jr., CFA

INVESTMENT OBJECTIVE & POLICIES ►The fund seeks to provide capital appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three-year period is above its cost of capital.

Sector Weighting*	% of Total
Consumer Staples	42.9
Information Technology	22.1
Consumer Discretionary	21.8
Industrials	3.8
Health Care	2.4
Short-Term Investments & Other	7.0

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class A on 6/29/12 (commencement of operations) would have been valued at $13,285, with maximum sales charge and $13,984 excluding sales charges. A $10,000 investment in Class I Shares on 6/29/12 (commencement of operations) would have been valued at $14,106.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, Fundamental Global Franchise Fund Class NAV shares returned 15.62% and the benchmark, the MSCI World Index, returned 21.74%.

Environment ►Despite concern about geopolitical tensions, the timing of higher U.S. interest rates, stagnant economic growth in Europe and slowdowns in emerging markets, stock markets worldwide rallied for the reporting period. U.S. and Canadian stocks were particularly strong performers, benefiting from steadily improving economic data and rising commodity prices. Many European markets gained, buoyed by new economic stimulus measures. Emerging markets were somewhat mixed, with strong returns in countries such as India and Brazil, and weak returns in Russia and Eastern Europe.

The fund maintained its long-term focus on 20 to 30 financially sound companies with global franchises, competitive advantages and sustainable cash flows. While this strategy helps to lower volatility and mitigate downside risk in a market decline, it can also inhibit relative outperformance in the type of strong market we saw this past year.

An overweighting in the weaker-performing consumer staples sector and disappointing security selection in the consumer discretionary and industrials sectors were significant detractors from fund performance. Almost half of the fund’s net assets were in consumer staples sector, where companies tend to be less cyclical. Many of these global businesses have significant exposure to emerging markets, which hampered their results this past year. Among them was U.K.-based spirits company Diageo PLC. Other detractors from performance included food products company Danone SA in France, which saw its stock negatively impacted by an unnecessary recall of one of its infant formulas in China; the stock was also hurt by the company’s large exposure to Europe. In consumer discretionary, a sizable overweight in Germany-based athletic apparel company adidas AG detracted from performance. The stock declined as a result of weaker-than-expected sales in Europe and emerging markets, particularly Russia.

The fund gained ground versus the index from having a sizable overweight position in the top-performing information technology sector. Notable individual contributors to performance included consumer technology leader Apple, Inc., which saw better-than-expected earnings results, positive expectations for new products, a large stock buyback, and a dividend increase drive its stock sharply higher. Elsewhere, U.K.-based Imperial Tobacco Group PLC also contributed to performance, as cost cutting drove better-than-expected earnings and investors speculated that the company might be able to buy attractively priced assets from two U.S. tobacco companies that are merging.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Fundamental Global Franchise Fund Class A (began 6/29/12)[3]	9.30%	—	—	13.95%	—	—	32.85%
Fundamental Global Franchise Fund Class I (began 6/29/12)	15.52%	—	—	17.13%	—	—	41.06%
Fundamental Global Franchise Fund Class NAV (began 6/29/12)	15.62%	—	—	17.24%	—	—	41.34%
MSCI World Index[4,5]	21.74%	—	—	22.01%	—	—	54.16%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Fundamental Global Franchise Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Class A returns reflect maximum sales charge of 5%.
4 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class A, Class I, and Class NAV shares, the net expenses equal the gross expenses, and are 1.37%, 1.03%, and 0.90%, respectively.

13

Global Bond Fund
Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Scott Mather

INVESTMENT OBJECTIVE & POLICIES ►To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries, one of which may be the United States, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

Portfolio Composition*	% of Total
Foreign Government Obligations	46.9
Collateralized Mortgage Obligations	12.2
Financials	11.4
U.S. Government Agency	8.0
U.S. Government	7.6
Energy	1.5
Certificate of Deposit	1.2
Asset Backed Securities	1.2
Consumer Discretionary	0.7
Telecommunication Services	0.6
Consumer Staples	0.6
Industrials	0.6
Information Technology	0.3
Short-Term Investments	7.2

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,087.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Global Bond Fund Class NAV shares returned 6.77% and the benchmark, the J.P. Morgan Global Government Bond Unhedged Index, returned 5.35%.

Environment ►At the beginning of the fiscal period, the U.S. Federal Reserve’s (Fed) choice to delay tapering surprised investors. The Fed also noted it would not begin raising rates until after quantitative easing (Q.E.) had been wound down. In January, the Fed began tapering its five-year Q.E. program by $10 billion a month. As expected, the Fed provided even greater assurances that the policy fed funds rate would remain near zero until signs of sustainable growth were more broadly evident.

Uncertainty and volatility increased at the start of 2014 amid geopolitical tensions and weak economic data. An uncharacteristically cold winter took a toll on economic data in the U.S., resulting in a weak first quarter (GDP declined 2.9%). Rising tensions between Russia and Ukraine led to volatile swings in financial markets, particularly in equities.

During the second half of the period, the Fed continued tapering its asset purchases and remains on track to eliminate these purchases during the fourth quarter of 2014. The European Central Bank announced new easing measures, including a historic negative rate on deposits, policy rate cuts, and targeted long-term refinancing operations to spur business lending. U.S. equities ended the fiscal year at all-time highs on the heels of central bank actions and improved second quarter economic data.

The 10-year U.S. Treasury yield fell during the period to end August at 2.34%. During this period, the U.S. Treasury yield curve flattened as the 2-year U.S. Treasury yield rose while the 30-year U.S. Treasury yield fell sharply.

The fund’s duration as of August 31, 2013 was 7.74 years, and 7.43 years as of August 31, 2014. Overall, duration strategies, including yield curve positioning and non-U.S. interest rate allocations, were positive for returns over the period. A duration underweight to developed countries, particularly the U.S., the U.K., and Canada, detracted from to returns as their interest rates fell. In contrast, exposure to emerging-market local rates, specifically in Brazil and Mexico, contributed to returns as yields fell during the reporting period.

An allocation to non-Agency mortgage-backed securities contributed to performance over the last year, benefitting from the ongoing housing recovery. Exposure within investment grade corporates added to returns as they outperformed like-duration Treasuries. An allocation to high yield corporates also contributed to returns as investors reached for higher yields. Lastly, currency positioning in both developed countries and emerging markets added to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Bond Fund Class 1 (began 10/15/05)	6.76%	5.86%	—	5.50%	32.94%	—	60.87%
Global Bond Fund Class NAV (began 10/15/05)	6.77%	5.90%	—	5.56%	33.21%	—	61.68%
J.P. Morgan Global Government Bond Unhedged Index[3,4]	5.35%	3.01%	—	4.92%	16.00%	—	53.22%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 J.P. Morgan Global Government Bond Unhedged Index is an unmanaged index which measures the performance of leading government bond markets based on total return in U.S. currency, and reflects reinvestment of all applicable dividends, capital gains and interest.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.85% and Class NAV shares – 0.80%.

14

Global Equity Fund
Subadvisor: John Hancock Asset Management
Portfolio Managers: Paul Boyne, Doug McGraw

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in issuers domiciled outside of the United States, including emerging markets.

Sector Weighting*	% of Total
Consumer Discretionary	16.1
Industrials	15.3
Consumer Staples	14.8
Financials	14.3
Health Care	10.7
Information Technology	8.2
Energy	7.0
Telecommunication Services	5.0
Materials	4.9
Short-Term Investments & Other	3.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class A on 5/15/13 (commencement of operations) would have been valued at $11,191, with maximum sales charge and $11,780 excluding sales charges. A $10,000 investment in Class I Shares on 5/15/13 (commencement of operations) would have been valued at $11,835.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Global Equity Fund Class NAV shares returned 19.06% and the benchmark, the MSCI World Index, returned 21.74%.

Environment ►Despite heightened concern about geopolitical tensions, the timing of a hike in U.S. interest rates, stagnant economic growth in Europe and slowdowns in emerging markets, stock markets worldwide rallied over the reporting period. U.S. and Canadian stocks were particularly strong performers, benefiting from steadily improving economic data. Many European markets posted gains and were buoyed by new and prospective economic stimulus measures. Emerging markets were somewhat mixed, with strong returns in countries such as India and Brazil, and weaker returns in Russia and Eastern Europe.

From a geographic perspective, the fund’s stock selection in Europe (excluding the U.K.) and the Pacific region (excluding Japan) contributed to its relative performance. On a sector basis, significant contributors to performance included the fund’s stock selection in the telecommunication services and industrials sectors. Individual contributors to performance included Macy’s, Inc. and Vivendi SA. Macy’s benefited from a cost-cutting plan aimed at saving the company $100 million annually. Vivendi sold its stake in Maroc Telecom SA, a Moroccan telecommunications company, and announced its intention to spin off or sell SFR, a French telecommunications business.

Stock selection in North America and the U.K. detracted from the fund’s performance. From a sector perspective, stock selection in the health care and consumer discretionary sectors detracted from relative performance over the period. Individual detractors from fund performance included Target Corp. and Pearson PLC. A data breach impacting customer credit cards, a change in the company’s chief executive officer and a reduced earnings forecast negatively impacted Target’s price during the period. Pearson’s price weakened after the company lowered its earnings guidance in early 2014. Target was sold by August 31.

The global central banks of major developed markets continue in their efforts to stimulate their local economies, although whether these steps will ultimately result in inflation and sustainable economic growth — without any unforeseen and/or unintended consequences —is still in question. In an environment where operating earnings growth may prove difficult to find, we will continue to focus on investing in companies that we believe have strong balance sheets and the ability to maintain or increase their profit margins.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Equity Fund Class A (began 5/15/13)[3]	12.59%	—	—	9.07%	—	—	11.91%
Global Equity Fund Class I (began 5/15/13)	18.95%	—	—	13.89%	—	—	18.35%
Global Equity Fund Class NAV (began 5/15/13)	19.06%	—	—	13.97%	—	—	18.47%
MSCI World Index[4,5]	21.74%	—	—	14.72%	—	—	19.48%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Global Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Class A returns reflect maximum sales charge of 5%.
4 MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A shares 1.48%, Class I shares 1.09%, and Class NAV shares 0.99%.

15

Global Real Estate Fund
Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, CFA, Daniel Ekins, John Hammond, John W. Vojticek, Joseph D. Fisher, CFA, Chris Robinson, and
David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES ►To seek a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies.

Industry Weighting*	% of Total
Retail REITs	22.1
Specialized REITs	14.1
Diversified REITs	13.7
Real Estate Management & Development	13.5
Office REITs	13.0
Residential REITs	9.6
Real Estate Operating Companies	9.0
Industrial REITs	3.6
Real Estate Development	0.4
Marine Ports & Services	0.1
Other	0.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Global Real Estate Fund Class NAV shares returned 19.95% and the benchmark, the EPRA/NAREIT Global Index, returned 19.47%.

Environment ►Global real estate securities started off the reporting period underperforming the broader equity market in the fourth quarter of 2013 as rising bond yields and substantial equity capital markets activity kept returns in check. Economic releases were generally biased towards positive surprises at the end of 2013, and this improved data allowed the U.S. Federal Reserve (Fed) to announce in mid-December a decision to begin tapering their purchases of long term treasuries and mortgage backed securities. On the real estate investment trust (REIT) front, initial public offerings increased, and several companies took advantage of lower treasuries to issue long term debt at attractive rates. During the first half of 2014, the global real estate market bounced back after a rough second half of 2013, and outperformed the broader equity market by a significant margin. The Fed continued to reduce its monthly asset purchases. The January decision to pull back on the bond program was unanimous among Fed governors, marking the first time there has not been a dissent at a policy meeting since June 2011. However, February ended on a cautious note as investors monitored developments in Crimea and escalating tensions between Russia and Ukraine prompted a sharp sell-off in equities to start the month of March. In the second quarter, markets were spurred by strengthening economic data, further easing by the European Central Bank and signs the Chinese economy is continuing to stabilize. To end the period, global REITs started continued to rise at a steady rate as earnings were very strong.

For the annual reporting period ending August 31, 2014, the fund outperformed the EPRA/NAREIT Global Index. Performance was driven by positive stock selection, particularly in the Americas, Japan and Continental Europe. Weak stock selection in Asia (excluding Japan) somewhat offset this. Regional allocation decisions slightly detracted from relative performance, primarily from positioning in Australia which outperformed the broader global real estate market. During the last year, the fund’s largest overweight regions included the United Kingdom and Australia, while the Americas and Asia ex-Japan were the largest underweight regions.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Global Real Estate Fund Class NAV (began 4/28/06)	19.95%	12.74%	—	3.43%	82.15%	—	32.51%
EPRA/NAREIT Global Index[3,4]	19.47%	12.95%	—	4.59%	83.86%	—	45.39%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Global Real Estate Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 EPRA/NAREIT Global Index is an unmanaged index, designed to track the performance of listed real estate companies and REITs worldwide.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.00%.

16

Health Sciences Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Taymour Tamaddon

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to healthcare, medicine, or the life sciences.

Sector Weighting*	% of Total
Health Care	93.3
Industrials	2.8
Consumer Staples	2.4
Information Technology	0.6
Short-term Investments & Other	0.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Health Sciences Fund Class NAV shares returned 37.41% and the benchmark, the Lipper Health/Biotechnology Index, returned 36.67%.

Environment ►U.S. equities produced excellent returns over the last year on the back of accommodative U.S. Federal Reserve (Fed) policy, continued economic improvement, generally favorable corporate earnings, and an increase in merger and acquisition activity. Concerns about the U.S. government shutdown and the direction of Fed policy weighed on stocks early in the period, and geopolitical uncertainty in Iraq and Ukraine has more recently served as an overhang, but equity market performance has proven resilient in the face of these challenges. In this environment, the Lipper Health/Biotech Funds Index posted very strong returns, with all sectors recording double-digit gains. Life sciences and biotechnology shares posted the strongest returns. The products and devices industry had the lowest absolute returns but still finished well into positive territory.

The most significant contributor to relative returns by far was stock selection in the biotechnology sector, though an underweight position to the strong-performing sector did reduce the positive effect of stock selection slightly. Puma Biotechnology, Inc. and InterMune, Inc. drove relative returns in this area. Both companies benefited from positive news surrounding key treatments, in particular Puma Biotechnology’s breast cancer treatment Neratinib and InterMune’s promising oral therapy for idiopathic pulmonary fibrosis.

The leading detractor from relative performance was stock selection in the life sciences industry, driven by Agilent Technologies, Inc. and Illumina, Inc. Agilent’s electronic measurement group has struggled from cyclical weakness, but we believe the company’s decision to spin out this business into a separate public company later this year should benefit shareholders. The combination of stock selection and an overweight to the services sector also weighed on relative performance. Catamaran Corp.’s shares fell during the year over concerns about the potential impact of private exchanges on company margins. We have eliminated our position in light of increased risk.

During the year, short call options were used in a covered call strategy which in order to decrease exposure to underlying securities. The estimated return impact from employing options was slightly negative.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Health Sciences Fund Class NAV (began 9/30/11)	37.41%	—	—	37.33%	—	—	152.79%
Lipper Health/Biotechnology Index[3,5]	36.67%	—	—	34.79%	—	—	139.34%
S&P 500 Index[4,5]	25.25%	—	—	23.19%	—	—	83.99%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3 Lipper Health/Biotechnology Index measures the performance of health and biotech funds.
4 S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.09%.

17

High Yield Fund
Subadvisor: Legg Mason (formerly Western Asset Management Company)
Portfolio Managers: Michael C. Buchanan and S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES ►To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include mortgage-backed securities, loan assignments or participations and convertible securities.

Portfolio Composition*	% of Total
Energy	18.8
Industrials	18.0
Consumer Discretionary	16.5
Financials	11.2
Materials	9.4
Telecommunication Services	6.7
Consumer Staples	5.2
Health Care	5.1
Utilities	2.7
Information Technology	2.6
Foreign Government Obligations	1.2
Short-Term Investments & Other	2.6

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $20,578.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the High Yield Fund Class NAV shares returned 10.57% and the benchmark, the Citigroup High Yield Index, returned 10.15%.

Market Environment ►The high yield market performed well over the 12 month period, based on the Citigroup High Yield Index. The economic environment provided a favorable backdrop during the period, with the exception of the first quarter of 2014 when severe winter weather in many parts of the country led to a decline in overall economic output. Apart from this weather related slowdown, U.S. economic growth was reasonable throughout the remainder of the reporting period. The unemployment rate ended the period at its lowest level in six years, while reports on consumer spending, manufacturing activity, and the housing market showed signs of strength. Credit markets saw narrowing spreads and falling interest rates. BB-rated bonds actually generated the best returns across the quality spectrum, due to their higher sensitivity to a decline in interest rates. Single B- and CCC-rated issues both gained nearly 10%. Default rates continued to decline. According to Moody’s, the trailing 12-month issuer-weighted default rate declined to 1.8%, falling by 1% from last year at this time. Moody’s forecast calls for defaults to remain subdued, but increasing modestly one year from now.

The fund’s quality positioning was marginally additive for the period. The fund benefited from an overweight to one of the best performing ratings segment of the market, CCC-rated bonds. Though these are at the riskier end of the spectrum, we believed that they would perform well based on our belief that default rates would remain below the long term average given strong fundamentals, conservative management teams and a minimal amount of near term maturities.

At the same time, relative performance was hurt by an underweight to BB rated issues, which outperformed broad high yield market. Sector allocation generally had a negative impact on relative returns. The fund was underweight to a number of outperforming sectors, including technology, the top performing sector, and communications. Additionally, the fund was overweight to transportation, which lagged. However, the fund maintained an overweight to the outperforming energy sector and an underweight to the bottom performing consumer cyclical sector. Issue selection added to performance for the year. Wireless provider Sprint Capital Corp., packaging company Reynolds Group Inc., and electric utility NRG REMA LLC (parent company of GenOn) all outperformed and boosted outperformance. Exposure to a few underperforming issuers, like The Gymboree Corp., detracted.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

High Yield Fund Class 1 (began 10/15/05)	10.53%	12.49%	—	8.47%	80.15%	—	105.78%
High Yield Fund Class NAV (began 10/15/05)	10.57%	12.55%	—	8.52%	80.60%	—	106.62%
Citigroup High Yield Index[3,4,5]	10.15%	12.02%	—	8.67%	76.42%	—	109.22%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Citigroup High Yield Index is an unmanaged index which measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.
4 Since inception returns for the index may begin on the month-end closest to the actual inception date of the fund.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.76% and Class NAV shares – 0.71%.

18

International Growth Opportunities Fund
Subadvisor: Baillie Gifford Overseas Ltd
Portfolio Managers: James Anderson, Lawrence Burns, Tom Coutts, David Salter, Kave Sigaroudinia, Nick Thomas, CFA, and Sarah Whitley

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States.

Sector Weighting*	% of Total
Financials	25.7
Information Technology	19.2
Consumer Discretionary	18.9
Industrials	13.4
Materials	7.0
Consumer Staples	5.3
Health Care	4.8
Telecommunication Services	4.3
Short-Term Investments & Other	1.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the International Growth Opportunities Fund Class NAV shares returned 18.51% and the benchmark, the MSCI EAFE Index, returned 16.92%.

Environment ►We remain as enthusiastic as ever about our holdings and the strategic positioning of the fund, which is driven by some enduring and powerful global trends. We believe we are in an unusual period where many large sectors are changing rapidly, and some special businesses are being created. Although market sentiment continues to swing around quite markedly, we disagree with those who are predicting dramatic economic developments. The tapering of the U.S. Federal Reserve’s bond-buying program is a signal that the U.S. economy is broadening. We believe Europe is more likely to grow from here than relapse, and we are increasingly enthusiastic about China’s leadership, which is pursuing a more balanced, sustainable growth path driven by home-grown innovation.

We largely ignore short-term headlines; the long-term opportunities for our companies are more important. This was epitomized by recent events surrounding Fiat, S.p.A, a positive contributor over the past twelve months. The completion of its Chrysler purchase and the beginnings of Maserati’s renaissance were well received, but CEO Marchionne’s subsequent long-term growth plan was met with skepticism by the market. However, we think they can accomplish much more through a revival of Alfa Romeo, a radical removal of unprofitable capacity and still further steps forward in America.

The strongest contributions to performance over the past year have come from two groups of companies: our Asian internet titans Tencent Holdings, Ltd, Baidu, Inc. and Naver Corp., which are growing rapidly and making considerable progress in monetizing mobile users. Other boosts to performance came from several of our economically sensitive European stocks, such as Banco Popular Español SA, Unicredit, S.p.A, and Banco Santander SA, which have all benefited from clearer signs of successful economic reform in southern Europe. These gains more than offset weakness in some of our holdings exposed to commodity prices, such as agribusiness Syngenta, AG, and those selling luxury goods, such as Kering SA and Cie Financiere Richemon SA.

We have continued to invest in companies where change is driving growth and we believe the potential returns can make a significant difference to the fund. We have invested in some diverse businesses benefiting from the increasing reach of the internet such as Ocado Group, PLC, a pure online food retailer in the U.K., and M3, Inc., a Japanese provider of online marketing support for Pharmaceutical companies.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Growth Opportunities Fund Class NAV
(began 7/19/12)	18.51%	—	—	19.23%	—	—	45.19%
MSCI EAFE Index[3,4]	16.92%	—	—	19.26%	—	—	45.27%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the International Growth Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.98%.

19

International Growth Stock Fund
Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Clas Olsson, Shuxin Cao, CFA, CPA, Jason Holzer, CFA, Mathew Dennis, CFA, Mark Jason, CFA, Richard Nield, CFA, and
Brentley Bates, CFA, CPA

INVESTMENT OBJECTIVE & POLICIES ►The fund seeks to achieve long-term growth of capital. The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s portfolio managers to have strong earnings growth. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

Sector Weighting*	% of Total
Consumer Discretionary	22.5
Financials	17.0
Information Technology	13.1
Industrials	10.2
Health Care	10.1
Consumer Staples	8.8
Energy	7.8
Materials	3.8
Utilities	0.8
Short-Term Investments & Other	5.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the International Growth Stock Fund Class NAV shares returned 19.26% and the benchmark, the MSCI AC World ex-USA Growth Index, returned 16.61%.

Environment ►The year began with strong performance as global markets generally rose in late 2013. Equity investors remained optimistic during the end of the calendar year despite Middle East violence, a government shutdown in the U.S., and concerns surrounding central bank tapering. After a strong finish to 2013, global equity markets began 2014 in relatively quiet fashion. Major headlines early in 2014 focused upon Russia and Ukraine, severe winter weather in the U.S. (and its impact on the economy) and the beginning of Janet Yellen’s term as the U.S. Federal Reserve Board Chair. International equity markets moved higher in the second quarter of the year. Most notably, emerging markets performed well, as investors began to anticipate negative earnings revisions coming to an end. After a brief downturn in late July and early August, international markets posted strong returns in late August and ended the fiscal year on a positive note.

The fund posted positive returns for the period and outperformed its benchmark. Relative outperformance was driven primarily by stock selection in Europe along with stock selection within the health care and financials sectors.

In broad geographic terms, the fund outperformed the index across Europe, Latin America and the Asia/Pacific regions. At the country-level, strong stock selection in the U.K. and select holdings in Ireland and Singapore led relative performance. From a sector perspective, relative performance was supported by strong stock selection across the health care, financials, information technology, industrials and consumer staples sectors.

The fund’s cash position was the largest detractor from relative performance. It is important to note that cash is simply a residual of our long-term, bottom-up, stock picking investment process and is not the result of any top-down allocation decision. Stock selection within the utilities sector hurt relative results as well. Geographically, stock selection in Switzerland and South Korea as well as having no exposure to India hurt relative performance relative to the index.

During the period, the fund meaningfully increased its exposure to the financials, health care and materials sectors. While exposure to the energy and information technology sectors decreased. Geographically, exposure to Brazil, Denmark and Thailand meaningfully increased. While exposure to China, Sweden and the U.K decreased.

Over the long-term, the managers believe their focus on corporate fundamentals continues to serve fund investors well in an environment that remains dominated by macro-economic and political uncertainties. They continue to believe that for long-term investors the resulting market volatility can often provide opportunities to buy high-quality companies at attractive prices.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Growth Stock Fund Class NAV (began 9/16/10)	19.26%	—	—	10.42%	—	—	48.04%
MSCI AC World ex-USA Growth Index[3,5]	16.61%	—	—	8.04%	—	—	35.83%
MSCI EAFE Growth Index[4,5]	14.45%	—	—	9.50%	—	—	43.25%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI AC World ex-USA Growth Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the Unites States of America, that have higher than average growth characteristics.
4 MSCI EAFE Growth Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance, of securities with greater than average growth orientation.
5 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.92%.

20

International Small Cap Fund
Subadvisor: Franklin Templeton Investment Corp.
Portfolio Managers: Harlan B. Hodes, CPA and Martin Cobb

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

Sector Weighting*	% of Total
Consumer Discretionary	28.2
Industrials	14.2
Financials	13.9
Information Technology	13.0
Consumer Staples	7.9
Health Care	6.3
Energy	5.2
Materials	4.8
Utilities	1.0
Short-Term Investments & Other	5.5

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $18,192.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the International Small Cap Fund Class NAV shares returned 17.17% and the benchmark, the S&P Citigroup Global ex U.S. <$2 Billion Index, returned 20.91%.

Environment ►During the 12-month period, international small-capitalization stocks outperformed their larger-capitalization counterparts amid generally positive economic data and moves by the European Central Bank to ease monetary policy.

Several holdings underperformed during the period. For example, the share price of cosmetics retailer Oriflame Cosmetics SA slipped to its lowest level in nearly nine years after the company missed earnings estimates and issued weak guidance. Heavy exposure to Russia and Ukraine, which account for over one-third of Oriflame’s sales, also weighed on the stock. Nevertheless, we believe the market undervalued the firm’s long-term growth potential as it cut costs, increased salesforce productivity and expanded its presence in attractive new markets.

Steiner Leisure Ltd., another detractor, is a major worldwide provider of spa services, serving over 90% of the capacity of the cruise industry. The company’s operations include spas and salons on 146 cruise ships and in 70 resort spas and two luxury day spas. We believe Steiner is an attractively valued company with a powerful niche in the cruise industry and benefits from the positive demographic trends of the cruise industry without the high operating leverage and risk of margin depression from higher fuel costs. Despite recent weakness in on-board revenues and share price performance, we believe that revenue should grow as consumer demand strengthens.

Other holdings performed relatively well during the period under review. Switzerland-based Logitech International SA sells computer accessories for home use. Its product portfolio includes computer peripherals like keyboards and web-cams, and remotes. The company’s share price was up significantly based on earnings that beat analysts’ estimates. Logitech remains focused on renewed efforts in research and development.

Square Enix Holdings Company, Ltd. operates a network of leading computer game development studios in North America, Europe and Japan. The company boasts a valuable intellectual property portfolio, including Final Fantasy, Dragon Quest, Tomb Raider, and Space Invaders. Square Enix’s latest mobile-game, DQM SL (Dragon Quest Monsters: Super Light), was immediately popular, which we saw as evidence that the company’s new president was successful in changing the company’s strategy from fixed to flexible pricing and de-emphasizing console games.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Small Cap Fund Class 1 (began 10/15/05)	17.10%	11.52%	—	6.97%	72.48%	—	81.92%
International Small Cap Fund Class NAV (began 10/15/05)	17.17%	11.58%	—	7.03%	72.94%	—	82.86%
S&P Citigroup Global ex U.S. <$2 Billion Index[3,4]	20.91%	10.49%	—	7.79%	64.70%	—	94.61%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P Citigroup Global ex U.S. <$2 Billion Index is an unmanaged index which follows an objective, free float-weighted, rules based methodology, capturing the broad investable opportunity set.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.20% and Class NAV shares – 1.15%.

21

International Value Fund
Subadvisor: Templeton Investment Counsel, LLC
Portfolio Managers: Tucker Scott, CFA, Neil Devlin, CFA, Peter A. Nori, CFA, and Cindy L. Sweeting, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

Sector Weighting*	% of Total
Financials	24.9
Energy	16.6
Health Care	15.4
Industrials	9.5
Information Technology	8.4
Consumer Discretionary	8.2
Telecommunication Services	5.8
Materials	5.6
Consumer Staples	3.0
Utilities	0.2
Short-Term Investments & Other	2.4

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,774.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the International Value Fund Class NAV shares returned 16.90% and the benchmark, the MSCI EAFE Index, returned 16.92%.

Environment ►During the 12 months under review, international equities overcame considerable challenges to post solid gains. Market head-winds included the tapering of U.S. quantitative easing programs, which prompted a correction in emerging markets that had been benefiting from cheap U.S. dollar liquidity, and a host of escalating geopolitical conflicts. In addition, investors had fundamental concerns about the resiliency of the global economic recovery.

The fund’s relative performance was primarily attributable to stock selection in Asia, where an underweighting and holdings in Japan were particularly favorable. On the other hand, stock selection among modestly underweighted European holdings detracted from returns due to fading regional strength amid conflict in eastern Ukraine, faltering growth in core economies and occasional stability concerns in the periphery. We continued to find select, bottom-up values in Europe. At period-end, European stocks traded near their lowest levels ever relative to U.S. peers and continued to earn less than U.S. companies by a record margin despite having higher operating leverage and more diversified global revenues.

From a sector standpoint, stock picking among nearly even-weighted financials holdings drove the bulk of the fund’s relative performance. Financials stocks were among the fund’s top performing holdings including restructured, recapitalized European firms like Aviva, PLC (U.K., insurance), ING Groep NV (Netherlands, financial services), and UniCredit SpA (Italy, banking) as well as what seemed to us low-valued South Korean lenders Hana Financial Group, Inc. and KB Financial Group, Inc.

Stock selection and favorable allocations also supported performance of the fund’s overweighted telecommunications and underweighted materials and consumer discretionary holdings. However, stock-specific weakness from our underweighted consumer staples holdings detracted, pressured by U.K. grocer Tesco, PLC, which downgraded earnings. We believed the stock looked cheap on an array of valuation measures and its price could rise over our long-term horizon should new management realize even modest success with what we deemed were sensible restructuring initiatives.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

International Value Fund Class 1 (began 10/15/05)	16.80%	9.21%	—	6.00%	55.36%	—	67.74%
International Value Fund Class NAV (began 10/15/05)	16.90%	9.27%	—	6.06%	55.75%	—	68.61%
MSCI EAFE Index[3,4]	16.92%	8.69%	—	5.69%	51.70%	—	63.49%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance. The MSCI EAFE Index consists of 22 developed market country indices.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.96% and Class NAV shares – 0.91%.

22

Investment Quality Bond Fund
Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Lucius T. (L.T.) Hill, III, Campe Goodman, CFA, and Joseph F. Marvan, CFA

INVESTMENT OBJECTIVE & POLICIES ►To provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

Portfolio Composition*	% of Total
U.S. Government Agency	20.7
Financials	18.0
U.S. Government	16.0
Collateralized Mortgage Obligations	15.1
Consumer Discretionary	5.3
Energy	2.9
Telecommunication Services	2.8
Asset Backed Securities	2.7
Municipal Bonds	2.0
Health Care	2.0
Industrials	1.9
Foreign Government Obligations	1.3
Consumer Staples	1.3
Utilities	1.1
Materials	0.9
Information Technology	0.8
Short-Term Investments & Other	5.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,670.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Investment Quality Bond Fund Class NAV shares returned 6.51%. The Barclays U.S. Government Index returned 3.54%; the Barclays U.S. Credit Index returned 9.06%; and the combined index returned 6.27%.

Environment ►Early in the period, the U.S. Federal Reserve (Fed) had signaled that short rates were unlikely to be raised for an extended period. When the Federal Open Market Committee announced that it would begin tapering its bond buying program in January, the market took the news rather well.

Towards the end of the period, persistent geopolitical risks – including tension between Ukraine and Russia, violence in Iraq, and China’s economic slowdown raised questions about the global growth rate, keeping a lid on risk appetites overall. Meanwhile, divergence in central bank monetary policy grew. The ECB unveiled a set of unconventional monetary policy measures to fight disinflationary forces and rekindle growth in the eurozone. The People’s Bank of China also announced stimulus measures, including targeted cuts in the reserve ratio requirement for certain banks.

Contributing to relative returns was the fund’s investment grade credit exposure, specifically an overweight to financials as well as security selection within financials and industrials. Allocations to high yield and bank loans also contributed to relative returns, as did exposure to non-dollar markets. The fund’s exposure to treasury inflation-protected securities, as well as an underweight to agency mortgage backed securities detracted from relative performance.

Derivatives are an important part of the investment process for the fund. Treasury futures, interest rate swaps, interest rate options, and swaptions are used to manage the fund’s duration and yield curve positioning. Credit default swaps are used to gain exposure to specific credits and also to hedge existing credit exposure. We bought and sold protection on credit default swap indices to gain/reduce exposure to certain sectors like emerging markets, and to tactically manage credit exposure at the overall portfolio level. Additionally, interest rate futures and currency forward contracts were used to implement the fund’s non-US rate and currency positions. In isolation, the derivative instruments used detracted from performance during the period. The derivatives did not have a meaningful impact on the risk of the portfolio as they were used to gain or reduce exposure to securities or indexes, or to hedge certain exposures.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Investment Quality Bond Fund Class 1 (began 10/15/05)	6.54%	5.26%	—	5.19%	29.24%	—	56.70%
Investment Quality Bond Fund Class NAV (began 10/15/05)	6.51%	5.30%	—	5.24%	29.49%	—	57.35%
Barclays U.S. Aggregate Bond Index[3,7]	5.66%	4.48%	—	5.04%	24.50%	—	54.79%
Barclays U.S. Government Index[4,7]	3.54%	3.38%	—	4.52%	18.05%	—	48.03%
Barclays U.S. Credit Index[5,7]	9.06%	6.77%	—	6.07%	38.74%	—	68.76%
Combined Index[6,7]	6.27%	5.07%	—	5.32%	28.06%	—	58.50%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Investment Quality Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment grade debt issues.
4 Barclays U.S. Government Index is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices).
5 Barclays U.S. Credit Index is and unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.
6 Combined Index represents 50% of the Barclays U.S. Government Index and 50% Barclays U.S. Credit Index.
7 It is not possible to invest directly in an index.

Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.68% and Class NAV shares – 0.63%.

23

Lifestyle II Aggressive Portfolio
Subadvisors: John Hancock Asset Management and John Hancock Asset Management, a division of Manulife Asset Management (North America)
Limited (John Hancock Asset Management (North America),
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Current income is not a consideration. To pursue this goal, the portfolio, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation*	% of Total
Affiliated Investment Companies	67.0
Equity	67.0
Unaffiliated Investment Companies/
Exchange Traded Funds	32.9
Equity	32.9
Other Assets	0.1

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class R6 on 12/30/13 (commencement of operations) would have been valued at $10,770.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►From its inception (December 30, 2013) through August 31, 2014, the Lifestyle II Aggressive Portfolio’s Class 1 shares returned 7.70%. The S&P 500 Index returned 10.32%, and the MSCI EAFE Index returned 3.34%.

Environment ►During the period, capital markets generated positive total returns across most regions and asset classes. While there were moments of volatility, when market participants seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

The S&P 500 Index returned 10.32%, reflecting an upbeat outlook on employment and housing. Outside the U.S., developed-market equities, as represented by the MSCI EAFE Index, delivered a more modest gain of 3.34%. The eurozone emerged from recession, but economic momentum slowed more recently, and inflation in Europe continued to hover below its target. Investors seemed to shrug off concerns of a slowdown in China, and emerging-market stocks enjoyed a relative rebound, besting developed-market international stocks, after an extended period of relative underperformance.

Bonds delivered respectable gains, surprising many market observers. At the beginning of the year, market consensus pointed to a prospective rise in interest rates. Instead, yields fell, driving prices of fixed-income securities higher. Disappointing first-quarter GDP figures kept bids for bonds strong, and the Barclays U.S. Aggregate Bond Index returned 4.90%.

While it trailed the S&P 500 Index during the period, the portfolio finished ahead of the MSCI EAFE Index. The portfolio benefited from solid total returns from a range of its underlying exposures. An allocation to emerging-market equity boosted returns, as did targeted exposure to real estate investment trusts, health care, and information technology stocks.

The portfolio’s exposure to international developed-market equities weighed on relative returns. Europe and Japan faced headwinds as each tried to stimulate growth and fight off deflationary pressures. The portfolio’s allocation to U.S. small cap stocks was also a relative hindrance during this particular period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Lifestyle II Aggressive Portfolio Class 1 (began 12/30/13)	—	—	—	—	—	—	7.70%
Lifestyle II Aggressive Portfolio Class R6 (began 12/30/13)	—	—	—	—	—	—	7.70%
S&P 500 Index[3,5]	—	—	—	—	—	—	10.32%
MSCI EAFE Index[4,5]	—	—	—	—	—	—	3.34%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Lifestyle II Aggressive Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4 MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
5 It is not possible to invest directly in an index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and R6 shares the gross expense is 0.76% and 0.86%, respectively, and the net expense is 0.71% and 0.76%, respectively.

24

Lifestyle II Balanced Portfolio
Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

Asset Allocation*	% of Total
Affiliated Investment Companies	40.5
Equity	40.5
Unaffiliated Investment Companies/
Exchange Traded Funds	59.4
Fixed Income	39.4
Equity	20.0
Other Assets	0.1

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class R6 on 12/30/13 (commencement of operations) would have been valued at $10,673.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►From its inception (December 30, 2013) through August 31, 2014, the Lifestyle II Balanced Portfolio’s Class 1 shares returned 6.74%. The S&P 500 Index returned 10.32%, and the Barclays U.S. Aggregate Bond Index returned 4.90%. The portfolio’s blended benchmark, a combination of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, posted an 8.19% return for the period.

Environment ►During the period, capital markets generated positive total returns across most regions and asset classes. While there were moments of volatility, when market participants seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

The S&P 500 Index returned 10.32%, reflecting an upbeat outlook on employment and housing. U.S. small-cap stocks underperformed on a relative basis. Outside the U.S., developed-market equities, as represented by the MSCI EAFE Index, delivered a more modest gain of 3.34%. The eurozone emerged from recession, but economic momentum slowed more recently, and inflation in Europe continued to hover below its target. Investors seemed to shrug off concerns of a slowdown in China, and emerging-market stocks enjoyed a relative rebound, besting developed-market international stocks, after an extended period of relative underperformance.

Bonds delivered respectable gains, surprising many market observers. At the beginning of the year, market consensus pointed to a prospective rise in interest rates. Instead, yields fell, driving prices of fixed-income securities higher. Disappointing first-quarter GDP figures kept bids for bonds strong, and the Barclays U.S. Aggregate Bond Index returned 4.90%.

While it trailed its blended reference benchmark during the period, the portfolio benefited from solid total returns from a range of its underlying exposures. An allocation to emerging-market equity boosted returns, as did targeted exposure to real estate investment trusts, health care, and information technology stocks.

The portfolio’s exposure to international developed-market equities weighed on relative returns. Europe and Japan faced headwinds as each tried to stimulate growth and fight off deflationary pressures. The portfolio’s allocation to U.S. small cap stocks was also a relative hindrance during this particular period.

Within fixed income, allocations to credit-oriented sectors, including investment-grade and high-yield corporate bonds, were key contributors to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Lifestyle II Balanced Portfolio Class 1 (began 12/30/13)	—	—	—	—	—	—	6.74%
Lifestyle II Balanced Portfolio Class R6 (began 12/30/13)	—	—	—	—	—	—	6.73%
S&P 500 Index[3,6]	—	—	—	—	—	—	10.32%
Barclays U.S. Aggregate Bond Index[4,6]	—	—	—	—	—	—	4.90%
Combined Index[5,6]	—	—	—	—	—	—	8.19%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Lifestyle II Balanced Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
5 Combined Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
6 It is not possible to invest directly in an index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.77% and Class NAV shares – 0.80%.

25

Lifestyle II Conservative Portfolio
Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the portfolio, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% in underlying funds that invest primarily in fixed-income securities.

Asset Allocation*	% of Total
Affiliated Investment Companies	12.7
Equity	12.7
Unaffiliated Investment Companies/
Exchange Traded Funds	87.3
Fixed Income	80.6
Equity	6.7

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class R6 on 12/30/13 (commencement of operations) would have been valued at $10,555.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►From its inception (December 30, 2013) through August 31, 2014, the Lifestyle II Conservative Portfolio’s Class 1 shares returned 5.57%. The S&P 500 Index returned 10.32%, and the Barclays U.S. Aggregate Bond Index returned 4.90%. The portfolio’s blended benchmark, a combination of 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index, posted a 6.01% return for the period.

Environment ►During the period, capital markets generated positive total returns across most regions and asset classes. While there were moments of volatility, when market participants seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

The S&P 500 Index returned 10.32%, reflecting an upbeat outlook on employment and housing.

U.S. small-cap stocks underperformed on a relative basis. Outside the U.S., developed-market equities, as represented by the MSCI EAFE Index, delivered a more modest gain of 3.34%. The eurozone emerged from recession, but economic momentum slowed more recently, and inflation in Europe continued to hover below its target. Investors seemed to shrug off concerns of a slowdown in China, and emerging-market stocks enjoyed a relative rebound, besting developed-market international stocks, after an extended period of relative underperformance.

Bonds delivered respectable gains, surprising many market observers. At the beginning of the year, market consensus pointed to a prospective rise in interest rates. Instead, yields fell, driving prices of fixed-income securities higher. Disappointing first-quarter GDP figures kept bids for bonds strong, and the Barclays U.S. Aggregate Bond Index returned 4.90%.

While it slightly trailed its blended reference benchmark during the period, the portfolio benefited from solid total returns from a range of its underlying exposures. In particular, targeted allocations to real estate investment trusts boosted returns.

The portfolio’s exposure to international developed-market equities weighed on relative returns. Europe and Japan faced headwinds as each tried to stimulate growth and fight off deflationary pressures. The portfolio’s allocation to U.S. small cap stocks was also a relative hindrance during this particular period.

Within fixed income, allocations to credit-oriented sectors, including investment-grade and high-yield corporate bonds, were key contributors to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Lifestyle II Conservative Portfolio Class 1 (began 12/30/13)	—	—	—	—	—	—	5.57%
Lifestyle II Conservative Portfolio Class R6 (began 12/30/13)	—	—	—	—	—	—	5.55%
S&P 500 Index[3,6]	—	—	—	—	—	—	10.32%
Barclays U.S. Aggregate Bond Index[4,6]	—	—	—	—	—	—	4.90%
Combined Index[5,6]	—	—	—	—	—	—	6.01%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Lifestyle II Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
5 Combined Index is comprised of 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index.
6 It is not possible to invest directly in an index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expense is 0.92% and 0.99%, respectively, and the net expense is 0.85% and 0.90%, respectively.

26

Lifestyle II Growth Portfolio
Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Current income is also a consideration. To pursue this goal, the portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities, and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Asset Allocation*	% of Total
Affiliated Investment Companies	54.5
Equity	54.5
Unaffiliated Investment Companies/
Exchange Traded Funds	45.4
Equity	26.8
Fixed Income	18.6
Other Assets	0.1

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class R6 on 12/30/13 (commencement of operations) would have been valued at $10,710.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►From its inception (December 30, 2013) through August 31, 2014, the Lifestyle II Growth Portfolio’s Class 1 shares returned 7.10%. The S&P 500 Index returned 10.32%, and the Barclays U.S. Aggregate Bond Index returned 4.90%. The portfolio’s blended benchmark, a combination of 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index, posted a 9.26% return for the period.

Environment ►During the period, capital markets generated positive total returns across most regions and asset classes. While there were moments of volatility, when market participants seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

The S&P 500 Index returned 10.32%, reflecting an upbeat outlook on employment and housing.

U.S. small-cap stocks underperformed on a relative basis. Outside the U.S., developed-market equities, as represented by the MSCI EAFE Index, delivered a more modest gain of 3.34%. The eurozone emerged from recession, but economic momentum slowed more recently, and inflation in Europe continued to hover below its target. Investors seemed to shrug off concerns of a slowdown in China, and emerging-market stocks enjoyed a relative rebound, besting developed-market international stocks, after an extended period of relative underperformance.

Bonds delivered respectable gains, surprising many market observers. At the beginning of the year, market consensus pointed to a prospective rise in interest rates. Instead, yields fell, driving prices of fixed-income securities higher. Disappointing first-quarter GDP figures kept bids for bonds strong, and the Barclays U.S. Aggregate Bond Index returned 4.90%.

While it trailed its blended reference benchmark during the period, the portfolio benefited from solid total returns from a range of its underlying exposures. An allocation to emerging-market equity boosted returns, as did targeted exposure to real estate investment trusts, health care, and information technology stocks.

The portfolio’s exposure to international developed-market equities weighed on relative returns. Europe and Japan faced headwinds as each tried to stimulate growth and fight off deflationary pressures. The portfolio’s allocation to U.S. small cap stocks was also a relative hindrance during this particular period.

Within fixed income, allocations to credit-oriented sectors, including investment-grade and high-yield corporate bonds, were key contributors to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Lifestyle II Growth Portfolio Class 1 (began 12/30/13)	—	—	—	—	—	—	7.10%
Lifestyle II Growth Portfolio Class R6 (began 12/30/13)	—	—	—	—	—	—	7.10%
S&P 500 Index[3,6]	—	—	—	—	—	—	10.32%
Barclays U.S. Aggregate Bond Index[4,6]	—	—	—	—	—	—	4.90%
Combined Index[5,6]	—	—	—	—	—	—	9.26%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Lifestyle II Growth Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
5 Combined Index is comprised of 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index
6 It is not possible to invest directly in an index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.74% and Class NAV shares – 0.77%.

27

Lifestyle II Moderate Portfolio
Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Current income is also a consideration. To pursue this goal, the portfolio, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Asset Allocation*	% of Total
Affiliated Investment Companies	26.8
Equity	26.8
Unaffiliated Investment Companies/
Exchange Traded Funds	69.4
Fixed Income	56.8
Equity	12.6
Other Assets	3.8

* As a percentage of net assets.

**TA $10,000 investment at net asset value in Class R6 on 12/30/13 (commencement of operations) would have been valued at $10,597.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►From its inception (December 30, 2013) through August 31, 2014, the Lifestyle II Moderate Portfolio’s Class 1 shares returned 5.90%. The S&P 500 Index returned 10.32%, and the Barclays U.S. Aggregate Bond Index returned 4.90%. The portfolio’s blended benchmark, a combination of 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index, posted a 7.11% return for the period.

Environment ►During the period, capital markets generated positive total returns across most regions and asset classes. While there were moments of volatility, when market participants seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

The S&P 500 Index returned 10.32%, reflecting an upbeat outlook on employment and housing.

U.S. small-cap stocks underperformed on a relative basis. Outside the U.S., developed-market equities, as represented by the MSCI EAFE Index, delivered a more modest gain of 3.34%. The eurozone emerged from recession, but economic momentum slowed more recently, and inflation in Europe continued to hover below its target. Investors seemed to shrug off concerns of a slowdown in China, and emerging-market stocks enjoyed a relative rebound, besting developed-market international stocks, after an extended period of relative underperformance.

Bonds delivered respectable gains, surprising many market observers. At the beginning of the year, market consensus pointed to a prospective rise in interest rates. Instead, yields fell, driving prices of fixed-income securities higher. Disappointing first-quarter GDP figures kept bids for bonds strong, and the Barclays U.S. Aggregate Bond Index returned 4.90%.

While it trailed its blended reference benchmark during the period, the portfolio benefited from solid total returns from a range of its underlying exposures. In particular, targeted allocations to real estate investment trusts boosted returns.

The portfolio’s exposure to international developed-market equities weighed on relative returns. Europe and Japan faced headwinds as each tried to stimulate growth and fight off deflationary pressures. The portfolio’s allocation to U.S. small cap stocks was also a relative hindrance during this particular period.

Within fixed income, allocations to credit-oriented sectors, including investment-grade and high-yield corporate bonds, were key contributors to performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Lifestyle II Moderate Portfolio Class 1 (began 12/30/13)	—	—	—	—	—	—	5.90%
Lifestyle II Moderate Portfolio Class R6 (began 12/30/13)	—	—	—	—	—	—	5.97%
S&P 500 Index[3,6]	—	—	—	—	—	—	10.32%
Barclays U.S. Aggregate Bond Index[4,6]	—	—	—	—	—	—	4.90%
Combined Index[5,6]	—	—	—	—	—	—	7.11%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2 Since inception, a portion of the Lifestyle II Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index comprised of 500 widely traded U.S. common stocks.
4 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.
5 The Combined Index is comprised of 60% Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index.
6 It is not possible to invest directly in an index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expense is 0.88% and 0.94%, respectively, and the net expense is 0.82% and 0.87%, respectively.

28

Mid Cap Stock Fund
Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Michael T. Carmen, CFA, Mario E. Abularach, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

Sector Weighting*	% of Total
Information Technology	24.6
Consumer Discretionary	23.0
Industrials	18.6
Health Care	15.7
Consumer Staples	5.5
Energy	4.0
Financials	3.8
Materials	3.1
Short-Term Investments & Other	1.7

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $22,501.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ending August 31, 2014, the Mid Cap Stock Fund Class NAV shares returned 19.10% and the benchmark, the Russell Midcap Growth Index, returned 23.67%.

Environment ►During the year, U.S. equities reached all-time highs early in the period. Despite political turmoil, stocks continued to climb during the fourth quarter of 2013, amid accommodative rhetoric from then U.S. Federal Reserve (Fed) chair nominee Janet Yellen. After finishing 2013 as their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about emerging markets dominated headlines throughout the quarter. Economic and political developments sparked risk aversion across global markets, and a slowdown in China and other emerging markets overshadowed a fairly benign domestic environment. Equities rallied during the second quarter amid renewed signs of life in the housing market and the best payroll gain in more than two years. As expected, the Fed announced further reductions in its asset purchase program. Despite solid corporate earnings and better-than-expected second quarter economic growth, U.S. equities fell in July. Fear gripped the market as heightened geopolitical risks, a potential Portuguese banking crisis, and worries over Fed tightening dominated.

Within the fund, stock selection was the primary driver of underperformance. Weak security selection within the consumer discretionary, industrials, and information technology sectors more than offset positive security selection among health care, materials, and energy holdings. Sector allocation, a product of the bottom-up stock selection process, detracted from relative results during the period. In particular, an overweight to information technology and a small cash balance in a strong rising market weighed on relative results. An overweight to health care and an underweight to energy and financials was additive to relative performance.

Top detractors from relative performance during the period included premium athletic apparel manufacturer and retailer Lululemon Athletica, Inc., internet-based home services information provider Angie’s List, Inc., and software-based fleet management solutions provider FleetMatics Group, Ltd. During the period, we eliminated our positions in Lululemon Athletica and Angie’s List.

Top contributors to relative performance during the period included specialty chemical and technical services provider Platform Specialty Products Corp., pharmaceutical company Forest Laboratories, Inc., and Netherlands-based semiconductor company NXP Semiconductors NV. During the period we eliminated our position in Forest Labs.

At the end of the period, the fund’s most significant overweight allocations were to the information technology, health care, and industrials sectors. Financials, energy, and consumer staples represented the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Cap Stock Fund Class 1 (began 10/15/05)	19.04%	17.44%	—	9.56%	123.38%	—	125.01%
Mid Cap Stock Fund Class NAV (began 10/15/05)	19.10%	17.51%	—	9.62%	124.05%	—	126.03%
Russell Midcap Growth Index[3,4]	23.67%	19.14%	—	9.95%	140.05%	—	132.14%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.92% and Class NAV shares – 0.87%.

29

Mid Value Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

Sector Weighting*	% of Total
Financials	26.4
Industrials	11.1
Consumer Discretionary	10.8
Energy	10.0
Health Care	8.5
Consumer Staples	8.3
Utilities	7.9
Materials	7.6
Information Technology	3.9
Telecommunication Services	0.7
Short-Term Investments & Other	4.8

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Mid Value Fund Class NAV shares returned 26.44% and the benchmark, the Russell Midcap Value Index, returned 27.20%.

Environment ►In 2014 thus far, U.S. equity markets have continued their positive trajectory, building off of the first quarter’s gains. Although poor weather temporarily created a drag on the U.S. economy in the first quarter, there was a moderate pick-up after that. The U.S. energy sector boomed, employment rose, interest rates remained low and inflation benign. The financial markets continue to show resilience in the face of reduced bond buying by the U.S. Federal Reserve Bank, a deceleration in the housing upturn, and the most volatile geopolitical environment in some time. Mid-cap equity valuations remain high after several years of strong performance in the markets. As a result, our opportunity set is limited. Still, our investment process yielded new investment ideas in a variety of sectors in the period, including the pharmaceutical, diversified financial services, retail, and mining industries.

Stock selection in industrials and financials aided relative returns the most, while stock selection in consumer staples and consumer discretionary pared relative results somewhat for the period.

In industrials, stock selection added to relative returns for the year. Shares of Southwest Airlines Company moved sharply higher as the company continues to benefit from increased consolidation within its industry in recent years, including Southwest’s acquisition of AirTran. The firm has been realigning assets and routes to maximize profitability and has increased its share repurchase and continues to be shareholder friendly.

In financials, stock selection further added to relative results, particularly among holdings within the capital markets industry. Lazard, Ltd. operates a boutique investment bank with a best-in-class restructuring franchise and an asset management segment with a focus on equity investments. The firm has reported healthy results recently on strong profitability in its restructuring segment as well as its asset management business. Its focus on primarily equity assets under management was helpful as the capital markets provided healthy gains to equity investments.

Stock selection in consumer staples was a notable detractor from relative performance for the period. Avon Products, Inc. has been working to improve results and faced headwinds from weak performance in emerging markets. The drag weighed on relative performance for the trailing twelve month period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Mid Value Fund Class NAV (began 1/2/09)	26.44%	16.44%	—	19.15%	114.04%	—	169.90%
Russell Midcap Value Index[3,4]	27.20%	19.45%	—	20.95%	143.13%	—	193.71%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.06%.

30

Real Estate Equity Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David M. Lee

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth through a combination of capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.

Industry Weighting*	% of Total
Retail REITs	32.5
Residential REITs	18.2
Office REITs	15.2
Specialized REITs	11.7
Industrial REITs	8.3
Diversified REITs	4.9
Hotels, Resorts & Cruise Lines	3.5
Real Estate Operating Companies	1.0
Real Estate Management & Development	0.3
Short-term investments & Other	4.4

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Real Estate Equity Fund Class NAV shares returned 24.75% and the benchmark, the Wilshire U.S. REIT Index returned 24.47%.

Environment ►The U.S. economy continues to improve at a moderate pace. Despite recent geopolitical developments, including the escalation of sectarian violence in Iraq, there have not been significant impacts on financial markets or the U.S. economy. As we have moved further along in the U.S. Federal Reserve’s (Fed) progress to taper asset purchases, the economy generally continues to show resilience. Long-term interest rates have continued to ease down throughout 2014, and have not spiked as some had feared at the end of 2013.

As a healthier fundamental outlook continues to underpin the Fed’s decision to dial back asset purchases, the conditions for an attractive environment for real estate investment remain.

Improving economic activity drives the demand for our properties, and we look forward to continued improvement in property fundamentals as new construction supply still appears constrained. The second half of 2013 brought increased investor concerns–that a rise in interest rates would place downward pressure on calculated net asset values when higher capitalization rates are factored in – but that has not materialized. Improving fundamentals should continue to help temper these concerns by leading to higher rents with growth in cash flows and distributions. We maintain a favorable long-term view of real estate fundamentals, with improving demand, somewhat limited supply, and continued access to capital markets.

An underweight position in health care real estate investment trusts (REITs) was beneficial. Stock selection was strong in the apartment segment. Essex Property Trust, Inc. is a California-based apartment REIT with properties in several west coast markets. It owns a high quality portfolio and has a history of good capital allocation and selective property development. Its acquisition of BRE Properties has been viewed favorably by the market, and shares rose during the period. Stock selection was also positive in office REITs. Favorable trends in employment have provided tailwinds to the segment. Kilroy Realty Corp. and Highwoods Properties, Inc. performed well. SL Green Realty Corp., an office REIT focusing on the Manhattan market, is benefiting from solid fundamentals. Stock selection and positioning detracted in the “other real estate” segment, where we hold Plum Creek Timber Company, which ended the period lower. An overweight position within industrial REITs detracted from relative performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Equity Fund Class NAV (began 4/28/06)	24.75%	18.51%	—	5.25%	133.73%	—	53.22%
Wilshire U.S. REIT Index[3,4]	24.47%	19.04%	—	5.87%	139.07%	—	60.91%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Real Estate Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Wilshire U.S. REIT Index is an unmanaged index consisting of actively traded real estate investment trusts.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.94%.

31

Real Estate Securities Fund
Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: John F. Robertson, CFA, John W. Vojticek, Joseph D. Fisher, CFA, and David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES ►To seek to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies.

Industry Weighting*	% of Total
Specialized REITs	26.2
Retail REITs	25.4
Residential REITs	17.0
Office REITs	14.8
Diversified REITs	11.3
Industrial REITs	4.1
Short-Term Investments & Other	1.2

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Real Estate Securities Fund Class 1 shares returned 24.28% and the benchmark, the MSCI U.S. REIT Index, returned 24.41%.

Environment ►U.S. REITs started off the reporting period underperforming the broader equity market in the fourth quarter of 2013 as the 10-year Treasury rate trended higher to 3.03%. Economic releases were generally biased towards positive surprises at the end of 2013, and this improved data allowed the U.S. Federal Reserve Board (Fed) to announce in mid-December a decision to begin tapering purchases of long term treasuries and mortgage backed securities. On the REIT front, initial public offerings increased, and several companies took advantage of lower treasuries to issue long term debt at attractive rates. During the first half of 2014, the U.S. REIT market bounced back after a rough second half of 2013, and outperformed the broader equity market by a significant margin. The Fed continued to reduce its monthly asset purchases. The January decision to pull back on the bond program was unanimous among Fed governors, marking the first time there has not been a dissent at a policy meeting since June 2011. Comments by Fed Chair Janet Yellen at her first congressional testimony were also well received. However, February ended on a cautious note as investors monitored developments in Crimea and escalating tensions between Russia and Ukraine prompted a sharp sell-off in equities to start the month of March. In the second quarter, after months of speculation about potential easing, the European Central Bank lowered all three of its interest rates to combat low inflation. To end the period, REITs continued to rise at a steady rate as earnings were very strong.

For the annual reporting period ending August 31, 2014, the fund’s return was slightly behind that of the MSCI U.S. REIT Index. Performance relative to the benchmark was primarily a result of strong stock selection, while sector positioning had an overall neutral effect on relative performance. Stock selection was particularly beneficial in the specialty, office and hotel segments. Weak stock selection in the regional mall and healthcare industries somewhat offset this. Sector allocation was neutral, as an overweight to the outperforming office and industrial segments was offset by positioning in the regional mall and apartment sectors. During the last year, the fund’s largest overweight sectors included industrial and office, while specialty and health-care were the largest underweight areas.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Estate Securities Fund Class 1 (began 10/15/05)	24.28%	18.69%	—	8.07%	135.58%	—	99.21%
MSCI U.S. REIT Index[3,4]	24.41%	18.93%	—	8.03%	137.89%	—	98.52%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.79%.

32

Real Return Bond Fund
Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Mihir Worah

INVESTMENT OBJECTIVE & POLICIES ►To seek maximum real return, consistent with preservation of real capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Portfolio Composition*	% of Total
U.S. Government	83.9
Foreign Government Obligations	10.0
Collateralized Mortgage Obligations	2.0
Asset Backed Securities	1.5
Energy	0.6
Financials	0.5
Industrials	0.3
Utilities	0.2
Municipal Bonds	0.1
Short-Term Investments	0.9

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $15,576.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Real Return Bond Fund Class NAV shares returned 6.62% and the benchmark, the Barclays Global Real U.S. TIPS Index, returned 5.71%.

Environment ►At the beginning of the fiscal period, the U.S. Federal Reserve’s (Fed) choice to delay tapering surprised investors. The Fed also noted it would not begin hiking rates until after quantitative easing (Q.E.) had been wound down. In January, the Fed began tapering its five-year Q.E. program by $10 billion a month. As expected, the Fed provided even greater assurances that the fed funds rate would remain near zero until signs of sustainable growth were more broadly evident. Uncertainty and volatility increased at the start of 2014 amid geopolitical tensions and weak economic data. An uncharacteristically cold winter took a toll on economic data in the U.S., resulting in a weak first quarter (GDP declined 2.9%). Rising tensions between Russia and Ukraine led to volatile swings in financial markets, particularly in equities. During the second half of the period, the Fed continued tapering its asset purchases and remains on track to eliminate these purchases during the fourth quarter of 2014. The European Central Bank announced new easing measures, including a historic negative rate on deposits, policy rate cuts, and targeted long-term refinancing operations to spur business lending. U.S. equities ended the fiscal year at all-time highs on the heels of central bank actions and improved second quarter economic data. The 10-year U.S. Treasury yield fell during the period to end August at 2.34%. During this period, the U.S. Treasury yield curve flattened as the 2-year U.S. Treasury yield rose while the 30-year U.S. Treasury yield fell sharply.

The fund’s duration as of August 31, 2013 was 6.21 years, and 6.69 years as of August 31, 2014. Exposure to inflation-linked bonds added to returns over the period. In the U.S., an overweight to treasury inflation-protected securities added to returns as intermediate and longer-dated yields rallied. Tactical out-of-benchmark exposure to developed non-U.S. bonds, particularly in Australia, Italy, and Spain, also added to returns over the period. Conversely, pay fixed exposure to long-end U.S. nominal interest rates detracted from performance as U.S. nominal yields rallied. Short exposure to Japanese nominal duration also detracted from returns, as rates declined during the reporting period.

An allocation to non-agency mortgage-backed securities contributed to performance over the last year, benefitting from the ongoing housing recovery. Exposure within investment grade corporates added to returns as they outperformed like-duration Treasuries. Lastly, holdings of emerging-market local debt, specifically in Brazil, added to returns as yields fell during the reporting period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Real Return Bond Fund Class 1 (began 10/15/05)	6.50%	5.60%	—	5.12%	31.30%	—	55.76%
Real Return Bond Fund Class NAV (began 10/15/05)	6.62%	5.65%	—	5.17%	31.65%	—	56.41%
Barclays Global Real U.S. TIPS Index[3,4]	5.71%	5.45%	—	5.07%	30.40%	—	55.20%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays Global Real U.S. TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S.Treasury.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.80% and Class NAV shares – 0.75%.

33

Science & Technology Fund
Subadvisors: T. Rowe Price Associates Inc. and Allianz Global Investors U.S., LLC
Portfolio Managers: Ken Allen, Walter C. Price, and Huachen Chen

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

Sector Weighting*	% of Total
Information Technology	75.5
Consumer Discretionary	12.8
Health Care	3.5
Telecommunication Services	2.4
Industrials	1.5
Financials	0.3
Short-Term Investments & Other	4.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Science & Technology Fund Class NAV shares returned 32.14% and the benchmark, the Lipper Science & Technology Index, returned 27.46%.

Environment ►During the period, global equity markets rose amid stabilization and slight improvement in the growth outlooks for several major economies. Against this generally supportive backdrop, investors expected corporate chief information officers to increase spending on technology products and services in order to maintain profitability at their firms. This helped technology stocks outperform the broader equity markets with notable improvements in areas which struggled last year.

T. Rowe Price Associates, Inc.

Stock selection in software was by far the largest contributor to relative results for the period. Shares of Autodesk, Inc. were up sharply after the company reported several better-than-expected earnings reports over the course of the period and updated its earnings outlook for the year to account for its transition to a subscription and cloud-based model moving forward, which should allow for more revenue growth over time. An overweight and stock selection in media also contributed to relative returns. Shares of Baidu, Inc. moved higher as the company continues to benefit from its mobile monetization efforts in China.

Stock selection in semiconductors modestly hurt relative performance for the period, although an overweight to the sector helped temper most of the relative shortfall. Despite posting positive absolute returns for the period, our holdings in the digital semiconductors industry lagged their benchmark counterparts for the period.

Allianz Global Investors U.S., LLC

Last year’s strongest tech segment, internet software and services, rose more modestly during the current period after a sell-off acutely impacted the shares of stocks for which investors had high growth expectations. The selling pressures on these stocks abated after investors gained more comfort with the reset in valuation on these shares. Despite the mid-period declines, some of the fund’s top contributors to outperformance were these high expectations stocks, which exhibit high growth rates though rich valuations. In particular, our investments in electric vehicles maker Tesla Motors, Inc. and social networking company Facebook, Inc. maintained last year’s strength as quarterly reports released during the period continued to show healthy growth in demand. As ballast to the relatively volatile nature of our high-growth holdings, we also held several attractively valued stocks in traditional hardware component areas such as memory and hard disk drives. As intended, this group did well during the period in which some of our high-growth names came under selling pressure. On the negative side, our underweight to several large benchmark holdings such as Apple, Inc. and Microsoft Corp. detracted from relative performance. In the cases of Apple and Microsoft, we have narrowed our underweight to these companies given our expectations of strong product cycles. The fund’s position in Sina Corp., which runs a variety of Chinese-language news, entertainment, and social websites, was among the top detractors from returns. We decided to exit our position during the period, and will continue to monitor the Chinese social networking space closely.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Science & Technology Fund Class NAV (began 2/14/13)	32.14%	—	—	29.10%	—	—	48.39%
Lipper Science & Technology Index[3,4]	27.46%	—	—	25.04%	—	—	41.24%
S&P 500 Index[4,5]	25.25%	—	—	22.09%	—	—	36.12%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.
4 It is not possible to invest directly in an index.
5 S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 1.13%.

34

Short Term Government Income Fund
Subadvisor: John Hancock Asset Management
Portfolio Managers: Jeffrey N. Given and Howard C. Greene

INVESTMENT OBJECTIVE & POLICIES ►To seek a high level of current income consistent with preservation of capital; maintaining a stable share price is a secondary goal. The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

Portfolio Composition*	% of Total
U.S. Government Agency	76.0
U.S. Government	19.8
Collateralized Mortgage Obligations	1.9
Short-Term Investments & Other	2.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Short Term Government Income Fund Class NAV shares returned 1.36% and the benchmark, the Barclays U.S. Government 1–5 Year Index returned 1.32%.

Environment ►U.S. bonds posted positive returns for the fiscal year. Returns varied during the period as interest rates ebbed and flowed with changing economic outlooks and U.S. Federal Reserve Board’s (Fed) policy expectations. Returns were negative overall late in 2013, as economic data improved steadily throughout the final quarter of the year, led by better-than-expected results in job growth, retail sales and manufacturing. In addition, third-quarter economic growth was revised upward to a 4.1% annual rate, the fastest quarterly growth rate in nearly two years. There was little change in short-term interest rates early in 2014, although the yield curve flattened as a result of a decline in long-term interest rates. The decline in interest rates was, in turn, largely in response to the Fed reducing its monthly purchases of Treasury bonds and mortgage-backed securities (MBS), which left investors believing that a federal funds rate hike was inevitable

Later in the period, economic growth continued, albeit at a relatively slow pace, as observed in key indicators for housing, consumer spending, manufacturing production and business fixed-investment activity. Inflation remained low and well below the Fed’s target. The Fed maintained its accommodative stance on short-term interest rates and announced its intention to support economic growth, with a focus on the labor and housing markets. In addition, investors appeared to be receptive of the Fed’s measured approach to tapering its monthly asset purchases. Interest rates increased slightly at the short end of the yield curve but declined in the mid and long areas of the curve. Spreads for government agency MBS tightened.

Over the period, the fund’s asset allocation and sector selection contributed to its performance. From a sector perspective, the fund’s U.S. agency holdings contributed to performance, as did U.S. Treasuries. On an individual securities basis, the fund’s holdings in Federal Farm Credit Bank and Federal Home Loan Bank contributed to performance.

Conversely, the fund’s yield curve positioning detracted from performance. From a sector perspective, the fund’s U.S. MBS agency collateralized mortgage obligations detracted from performance, as did its cash position. On an individual securities basis, the fund’s holdings in Tennessee Valley Authority and Federal Agricultural Mortgage Corp. detracted from performance.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Short Term Government Income Fund Class NAV (began 1/2/09)	1.36%	1.45%	—	1.52%	7.45%	—	8.95%
Barclays U.S. Government 1–5 Year Index[3,4]	1.32%	1.77%	—	1.67%	9.16%	—	9.83%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Short Term Government Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 The Barclays U.S. Government 1–5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.62%.

35

Small Cap Growth Fund
Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Steven C. Angeli, CFA, Mario E. Abularach, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term capital appreciation. Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

Sector Weighting*	% of Total
Information Technology	27.5
Industrials	20.9
Health Care	19.4
Consumer Discretionary	15.1
Financials	7.3
Energy	4.1
Materials	2.5
Consumer Staples	0.7
Short-Term Investments & Other	2.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Small Cap Growth Fund Class NAV shares returned 19.49% and the benchmark, the Russell 2000 Growth Index, returned 17.30%.

Environment ►During the year, U.S. equities reached all-time highs early in the period. Despite political turmoil, stocks continued to climb during the fourth quarter of 2013, amid accommodative rhetoric from then U.S. Federal Reserve (Fed) chair nominee Janet Yellen. After finishing their best year since 1997, U.S. stocks began 2014 with their worst month in nearly two years. Worries about emerging markets dominated headlines throughout the quarter. Economic and political developments sparked risk aversion across global markets, and a slowdown in China and other emerging markets overshadowed a fairly benign domestic environment. Equities rallied during the second quarter amid renewed signs of life in the housing market and the best payroll gain in more than two years. As expected, the Fed announced further reductions in its asset purchase program. Despite solid corporate earnings and better-than-expected second quarter economic growth, U.S. equities fell in July. Fear gripped the market as heightened geopolitical risks, a potential Portuguese banking crisis, and worries over Fed tightening dominated.

Security selection within the industrials, consumer discretionary, and materials sectors contributed the most to relative returns. Weak security selection in the information technology and energy sectors partially offset favorable results elsewhere in the portfolio. Underweight exposure to materials and energy and an overweight exposure to information technology weighed on relative performance. A residual cash position also detracted as equity markets surged during the period.

Top contributors to relative performance included designer and developer of software and related technologies for camera-based advanced driver assistance systems Mobileye NV, U.S.-based low cost airline Spirit Airlines, Inc., and pharmaceutical firm Salix Pharmaceuticals, Ltd. Top detractors from relative performance included software-based fleet management solutions provider FleetMatics Group, Ltd., internet-based home services information provider Angie’s List,Inc., and internet service provider Web.com Group, Inc. We eliminated our position in Angie’s List during the period.

At the end of the period, the fund was most overweight the industrials and information technology sectors. The materials, consumer staples, and health care sectors represented the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Growth Fund Class NAV (began 9/10/08)	19.49%	17.30%	—	10.96%	122.11%	—	86.13%
Russell 2000 Growth Index[3,4]	17.30%	18.29%	—	11.75%	131.55%	—	94.17%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Small Cap Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.12%.

36

Small Cap Opportunities Fund
Subadvisors: Dimensional Fund Advisors LP and Invesco Advisers, Inc.
Portfolio Managers: Juliet Ellis, CFA, Juan Hartsfield, CFA, Henry F. Gray, Jed S. Fogdall, and Joseph H. Chi, CFA

INVESTMENT OBJECTIVE & POLICIES ►The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.

Sector Weighting*	% of Total
Financials	21.0
Industrials	17.2
Information Technology	16.5
Consumer Discretionary	11.6
Health Care	10.6
Energy	9.0
Materials	6.2
Consumer Staples	2.2
Utilities	0.8
Telecommunication Services	0.7
Short-Term Investments & Other	4.2

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $17,554.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Small Cap Opportunities Fund Class NAV shares returned 18.72% and the benchmark, the Russell 2000 Index, returned 17.68%.

Environment ►The U.S. market had positive performance for the one year period ending August 31, 2014 and outperformed both non-U.S. developed and emerging markets. In terms of relative price, low relative price stocks (value stocks) outperformed high relative price (growth stocks) among small caps during the period. The outperformance of value names was even stronger among mid-caps and micro caps. Along the market capitalization dimension, small caps (Russell 2000) underperformed large caps (Russell 1000) for the period.

Dimensional Fund Advisors, L.P.

In terms of relative performance, the fund benefited from its inclusion of mid cap stocks, which are largely absent from the benchmark. Mid cap deep value stocks contributed much of the outperformance, particularly in the industrials sector. Within that sector, greater weights as well as holdings differences in the road & rail and machinery industries benefited the fund, as those industries performed particularly well during the period. In addition, within the financials sector, lesser weights in both the capital markets and commercial banks industries, along with greater weights in the insurance industry also contributed to relative performance. In contrast with the previous year, the fund’s exclusion of real estate investment trusts (REITs) and highly regulated utilities detracted from performance.

Invesco Advisors, Inc.

During the reporting period, the fund posted solid positive returns. Performance in the consumer discretionary and health care sectors hurt returns, with strong stock selection in the financials sector offsetting some of the impact. In the consumer discretionary sector, gaming company Bally Technologies, Inc. was the leading detractor from relative performance. Home décor retailer Pier 1 Imports Inc., also hurt relative performance during the period. The fund underperformed in the health care sector due to stock selection. Globus Medical Inc. is an implant manufacturer with leadership in spinal products and strong product development system. The stock was impacted negatively due to pricing pressures on a group of large contracts with similar renewal periods which impacted revenue expectations.

Stock selection in other sectors contributed to results, most notably within the financials sector. E*Trade Financial Corp. and Jones Lang Lasalle, Inc. were leading contributors to performance within the sector. Throughout the year, the fund’s holdings were tilted in favor of cyclical growth while still maintaining exposure to more defensive areas of the market. Changes during the period were moderate within this framework, however the most significant changes included a reduction in consumer discretionary exposure and an increase in allocations to health care and information technology stocks.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Cap Opportunities Fund Class 1 (began 10/15/05)	18.66%	18.06%	—	6.54%	129.37%	—	75.54%
Small Cap Opportunities Fund Class NAV (began 10/15/05)	18.72%	18.12%	—	6.59%	129.92%	—	76.30%
Russell 2000 Index[3,4]	17.68%	17.03%	—	8.66%	119.49%	—	109.00%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Small Cap Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses are as follows: Class 1 shares – 1.04% and Class NAV shares are 0.99%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class 1 shares –1.13% and Class NAV shares – 1.08%.

37

Small Company Growth Fund
Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Juliet Ellis, CFA, Juan Hartsfield, CFA, and Clay Manley, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization at the time of investment no larger than the largest capitalization company included in the Russell 2000 Growth Index.

Sector Weighting*	% of Total
Information Technology	24.6
Health Care	18.9
Industrials	17.1
Consumer Discretionary	12.1
Financials	9.9
Energy	7.2
Materials	4.0
Consumer Staples	2.0
Telecommunication Services	1.5
Utilities	0.9
Short-Term Investments & Other	1.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Small Company Growth Fund Class NAV shares returned 21.25% and the benchmark, the Russell 2000 Growth Index, returned 17.30%.

Environment ►The U.S. equity market indexes rose to multiyear or all-time highs during the fiscal year ended August 31, 2014. Corporate earnings were generally resilient in the face of modest economic growth, driven by strong profitability across many sectors, and fundamentals for corporations and consumers remained relatively stable following significant recovery in prior years. U.S. equities rallied steadily throughout the end of 2013, however, the market turned volatile in the first months of 2014 as investors began to worry that stocks may have risen too far, too fast. Adding to investor uncertainty was political upheaval in Ukraine and signs of economic sluggishness in the U.S. and China. The continued ‘good but not great’ economic environment and historically low interest rates were key factors that generally led stocks higher through the end of the fiscal year.

During the reporting period, the fund posted double-digit positive returns and outperformed its style-specific index, the Russell 2000 Growth Index. Outperformance was driven by strong stock selection especially within the health care, consumer discretionary and industrials sectors.

Stock selection in the health care sector was particularly strong and included several of the top contributors for the fund overall. Notably, pharmaceuticals and biotechnology stocks including Intermune Inc., Salix Pharmaceuticals, Ltd., Jazz Pharmaceuticals PLC, and Incyte Corp. drove strong performance during the period.

Positive stock selection within the consumer discretionary sector also contributed to relative results. Fast food retailer Jack in the Box, Inc. was the strongest performing stock in the sector. Auto parts manufacturer Tenneco, Inc. was also a top contributor.

Relative performance also benefitted from stock selection in the industrials sector. Pitney Bowes, Inc. was the leading contributor within the sector and Wabtec contributed to performance as well.

Some of the outperformance was offset by performance in the energy and consumer staples sectors. Within the energy sector, Laredo Petroleum, Inc. was the largest detractor from performance. Natural and organic foods producer, Annies, Inc. was the largest relative detractor in the consumer staples sector.

Throughout the year, the fund maintained a positioning that was tilted in favor of cyclical growth while still maintaining exposure to more defensive areas of the market. Changes during the period were moderate within this framework, the most significant changes included reductions in the consumer discretionary sector.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Growth Fund Class NAV (began 10/29/05)	21.25%	19.21%	—	10.31%	140.75%	—	138.31%
Russell 2000 Growth Index[3,4]	17.30%	18.29%	—	9.60%	131.55%	—	124.96%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Small Company Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.07%.

38

Small Company Value Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase. The Fund invests in small companies whose common stocks are believed to be undervalued.

Sector Weighting*	% of Total
Industrials	25.3
Financials	23.4
Consumer Discretionary	13.7
Information Technology	10.5
Materials	9.7
Energy	6.8
Utilities	4.2
Health Care	3.7
Consumer Staples	0.7
Telecommunication Services	0.4
Short-Term Investments & Other	1.6

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $20,425.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Small Company Value Fund Class NAV shares returned 14.54% and the benchmark, the Russell 2000 Value Index, returned 18.10%.

Environment ►The stock market has been encouragingly resilient thus far in 2014, absorbing continued tapering by the Federal Reserve Board and shaking off news of a sharp contraction in the economy in the first three months of the year. With weather-related weakness behind us, the economy appears to be on firmer footing as we continue through the back half of the year. The labor market has improved substantially, and business confidence has increased, as evidenced by the pickup in M&A activity. We are cautiously optimistic that continued loose monetary policy will result in continued economic expansion and provide a tailwind to stock prices. Nevertheless, the brief but sharp sell-off this spring in highflying segments such as therapeutics-oriented biotechnology firms, software-as-a-service providers, and certain social media stocks served as a reminder of the importance of maintaining a valuation discipline. This may be particularly true among small-caps, where valuations are generally less attractive than among larger shares.

Stock selection in consumer discretionary was the largest relative detractor for the period. Aaron’s Inc. is a specialty retailer of consumer electronics, computers, residential furniture, household appliances, and accessories using a lease ownership sales model for a majority of transactions. During the period, the company released disappointing earnings results and provided a muted 2014 outlook from management, which weighed on shares.

Stock selection in health care also hurt relative performance for the period. Diagnostic testing solutions firm Quidel Corp.’s share price tends to be sensitive to the onset of seasonal flu, which got off to a slow start and weighed on share price during early 2014, and its first-quarter 2014 earnings release showed weakness in revenue as a result of this weak flu season. The firm has an interesting pipeline that should increasingly insulate it from such significant dependence on the flu season in the coming years.

On the positive side, certain industrials companies were key contributors to relative performance, while an overweight to the sector also helped. Alaska Air Group, Inc. continued to show strong revenue and has benefited with the airlines industry in general from a more rationalized environment, in light of the consolidation of several major competitors in recent years.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Small Company Value Fund Class 1 (began 10/15/05)	14.48%	14.70%	—	8.38%	98.53%	—	104.25%
Small Company Value Fund Class NAV (began 10/15/05)	14.54%	14.76%	—	8.43%	99.01%	—	105.13%
Russell 2000 Value Index[3,4]	18.10%	15.74%	—	7.67%	107.71%	—	92.75%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.34% and Class NAV shares – 1.29%.

39

Spectrum Income Fund
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Charles M. Shriver

INVESTMENT OBJECTIVE & POLICIES ►To seek a high level of current income with moderate share price fluctuation. Under normal market conditions, the fund diversifies its assets widely among various income and equity market segments. The fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

Portfolio Composition*	% of Total
U.S. Government Agency	17.2
Foreign Government Obligations	14.2
Financials	11.8
Energy	8.9
Consumer Discretionary	8.5
U.S. Government	6.1
Industrials	5.2
Telecommunication Services	3.8
Materials	3.6
Information Technology	3.3
Asset Backed Securities	3.3
Collateralized Mortgage Obligations	3.2
Utilities	2.7
Consumer Staples	2.5
Health Care	2.4
Municipal Bonds	0.6
Short-Term Investments & Other	2.7

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Spectrum Income Fund Class NAV shares returned 9.30% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.66%.

Environment ►U.S. equities produced excellent returns, with the S&P 500 Index closing above the 2,000 mark for the first time in August. Performance was supported by low interest rates, generally slow-but-steady economic growth in developed countries, positive corporate earnings growth, and new monetary stimulus measures in the eurozone.

U.S. bonds produced good results over the last year. The U.S. Federal Reserve Board (Fed) kept its fed funds target rate in the 0.00% to 0.25% range and bought $85 billion in Treasuries and agency mortgage-backed securities every month in 2013. In 2014, monthly purchases were trimmed by $10 billion increments on several occasions and asset purchases will wind down by the end of 2014.

International bonds performed very well over the year, but recent returns were marginal due to eurozone economic weakness and the continuing conflict between Russia and Ukraine. Emerging markets bonds outperformed bonds in developed non-U.S. markets despite concerns about reduced global liquidity stemming from the Fed’s tapering of asset purchases and slowing growth in emerging countries.

The fund’s outperformance was driven by our allocation to diversifying sectors, particularly dividend-paying equities, high yield bonds, and emerging market bonds, which significantly outperformed the Barclays U.S. Aggregate Bond Index for the period. Security selection also boosted relative results as a majority of positions outperformed their style-specific benchmarks for the period, most notably the investment-grade bond exposure. Conversely, our tactical underweight to long-term U.S. Treasuries detracted from relative results as the sector was one of the strong performers within the market and the portfolio.

As of 8/31/14, the fund held interest rate futures, interest rate swap futures, interest rate future options, currency forwards, and credit default. Currency forwards were used to both increase and decrease certain portfolio currency exposures. Credit default swaps were used to adjust the fund’s duration. The estimated return impact from employing currency forwards and futures was slightly negative; the impact from options and swaps was negligible.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Spectrum Income Fund Class NAV (began 10/29/05)	9.30%	7.43%	—	6.49%	43.10%	—	74.47%
Barclays U.S. Aggregate Bond Index[3,4]	5.66%	4.48%	—	5.10%	24.50%	—	55.19%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Spectrum Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.80%.

40

Strategic Equity Allocation Fund
Subadvisor: John Hancock Asset Management
Portfolio Managers: Robert Boyda, Steve Medina, Marcelle Daher, CFA, and Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

Sector Weighting*	% of Total
Financials	19.0
Information Technology	15.1
Consumer Discretionary	11.3
Health Care	11.3
Industrials	10.5
Energy	8.7
Consumer Staples	8.4
Materials	4.9
Utilities	3.1
Telecommunication Services	2.9
Short-Term & Investments & Other	4.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Strategic Equity Allocation Fund Class NAV shares returned 21.80% and the benchmark, S&P 500 Index, returned 25.25%.

Environment ►Market returns were strong across most regions and asset classes. While there were moments when stocks seemed to wrestle with uncertainty about the strength of the global economic recovery, investors ultimately took comfort in accommodative measures from key central banks.

U.S. stocks were among the best performing equity markets, with several widely followed benchmarks reaching all-time highs. Emerging markets were able to shrug off concerns about growth and country specific catalysts helped and deliver positive absolute returns that surpassed those of the developed markets towards the latter part of the period.

The return of the fund was close to that of the high performing S&P 500, and exceeded the returns of the international and small-cap indexes, which are a part of the design construction of the fund. The fund posted strong absolute gains and was in the top quartile of its World Stock peer group over the period.

Performance over the fiscal year was driven by asset class positioning. On a geographic basis, U.S. equities contributed significantly to performance as economic data in the U.S. improved steadily over the period, particularly benefiting large- and mid-capitalization equities. Small cap equities, while posting positive absolute returns, lagged the performance of the S&P 500. Likewise, allocations to developed-market international equities also contributed to absolute performance, but detracted from relative performance. Within the international equities sleeve however, an out of benchmark allocation to emerging markets relative to developed markets contributed positively to performance.

On the whole the fund remains fundamentally positive on equities. While the potential for a sentiment-driven pullback in equities exists; we believe it is unlikely to represent a breakdown in the overall trajectory of the equity market and should present buying opportunities for long-term investors. We expect the global economic expansion to continue, reinforced by ample liquidity and added stability in emerging economies. Despite the fact that it began in 2009, the U.S. economic recovery appears ready to shift into higher gear. Loose monetary policy led by the European Central Bank, People’s Bank of China, and Bank of Japan are likely to continue to help build the momentum of global growth. While our outlook for capital markets remains upbeat, factors tempering our optimism include unintended consequences of the U.S. Federal Reserve’s tapering process, the potential for a sudden slump in China, and escalating geopolitical instability in many parts of the world. Given this challenging environment, we firmly believe that a balanced strategy employing a range of diversified asset classes is an important key to long-term investment success.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Strategic Equity Allocation Fund Class NAV (began 4/13/12)	21.80%	—	—	17.13%	—	—	45.84%
S&P 500 Index[3,4]	25.25%	—	—	19.18%	—	—	52.02%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.67%.

41

Total Return Fund
Subadvisor: Pacific Investment Management Company, LLC
Portfolio Managers: Scott A. Mather, Mark R. Kiesel, and Mihir P. Worah

INVESTMENT OBJECTIVE & POLICIES ►To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Portfolio Composition*	% of Total
U.S. Government Agency	20.1
Financials	18.6
Foreign Government Obligations	15.3
Collateralized Mortgage Obligations	8.9
U.S. Government	8.9
Municipal Bonds	5.8
Consumer Discretionary	3.6
Asset Backed Securities	3.1
Telecommunication Services	2.0
Health Care	1.6
Energy	1.5
Industrials	1.4
Materials	0.7
Utilities	0.1
Short-Term Investments	8.4

* As a percentage of total investments.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $16,710.

PORTFOLIO MANAGER’S COMMENTARY

Performance ►For the year ended August 31, 2014, the Total Return Fund Class NAV shares returned 5.52% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.66%.

Environment ►At the beginning of the fiscal period, the U.S. Federal Reserve’s (Fed) choice to delay tapering surprised investors. The Fed also noted it would not begin hiking rates until after quantitative easing (Q.E.) had been wound down. In January, the Fed began tapering its five-year Q.E. program by $10 billion a month. As expected, the Fed provided even greater assurances that the policy fed funds rate would remain near zero until signs of sustainable growth were more broadly evident. Uncertainty and volatility increased at the start of 2014 amid geopolitical tensions and weak economic data. An uncharacteristically cold winter took a toll on economic data in the U.S., resulting in a weak first quarter (GDP declined 2.9%). Rising tensions between Russia and Ukraine led to volatile swings in financial markets, particularly in equities. During the second half of the period, the Fed continued tapering its asset purchases and remains on track to eliminate these purchases during the fourth quarter of 2014. The European Central Bank announced new easing measures, including a historic negative rate on deposits, policy rate cuts, and targeted long-term refinancing operations to spur business lending. U.S. equities ended the fiscal year at all-time highs on the heels of central bank actions and improved second quarter economic data. The 10-year U.S. Treasury yield fell during the period to end August at 2.34%. During this period, the U.S. Treasury yield curve flattened as the 2-year U.S. Treasury yield rose while the 30-year U.S. Treasury yield fell sharply.

The fund’s duration as of August 31, 2013 was 5.02 years, and 5.55 years as of August 31, 2014. An underweight to U.S. duration was negative for returns over the period as U.S. yields rallied. Continued tactical duration exposure to Italy and Spain added to returns, as these countries benefited from ongoing central bank support. Holdings of emerging-market local debt, specifically in Mexico, added to returns as yields on such debt fell during the reporting period.

An allocation to non-agency mortgage-backed securities contributed to performance over the period, benefiting from the ongoing housing recovery. Within credit, an underweight to investment grade corporates detracted from returns as they outperformed Treasuries of similar duration. However, an allocation to high yield corporates largely offset this negative exposure as investors reached for higher yields. Lastly, short currency positioning in the yen and euro were positive for performance as these currencies depreciated against the U.S. dollar.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Total Return Fund Class 1 (began 10/15/05)	5.45%	5.06%	—	5.95%	27.99%	—	67.10%
Total Return Fund Class NAV (began 10/15/05)	5.52%	5.11%	—	6.01%	28.27%	—	67.92%
Barclays U.S. Aggregate Bond Index[3,4]	5.66%	4.48%	—	5.04%	24.50%	—	54.79%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Total Return Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.79% and Class NAV shares – 0.74%.

42

U.S. High Yield Bond Fund
Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Philip Susser and Niklas Nordenfelt, CFA

INVESTMENT OBJECTIVE & POLICIES ►To seek total return with a high level of current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

Portfolio Composition*	% of Total
Consumer Discretionary	18.8
Energy	17.1
Financials	15.7
Telecommunication Services	11.6
Industrials	9.9
Health Care	8.2
Information Technology	6.9
Utilities	6.8
Materials	2.0
Consumer Staples	1.4
Short-Term Investments & Other	1.6

* As a percentage of net assets.

** A $10,000 investment at net asset value in Class 1 on 10/15/05 (commencement of operations) would have been valued at $19,487.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the U.S. High Yield Bond Fund Class NAV shares returned 9.66% and the benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index, returned 10.60%.

Environment ►During the year, high-yield bonds continued to benefit from rising stock prices, rising treasury prices, and relatively low volatility. Treasury rates have been consistently declining since the end of 2013 proving to be attractive relative to European sovereign bonds. This has provided a strong backdrop for high yield bonds and long duration high yield bonds in particular.

The fund participated in the strong appreciation of the high-yield bond market with the fund’s longer duration assets outperforming its short dated assets. Holdings of pipeline and wireless companies helped relative performance. Given the strong high yield market, cash had a negative impact on relative performance even though cash levels were not particularly elevated. Less sensitivity to interest rates and a slightly lower risk profile detracted from relative performance. Underperformance of portfolio holdings within media and entertainment and cable/satellite TV companies also hurt.

Yields have declined over the past year, which has both reduced the return of high yield and increased the risk of a fall in prices of high yield. Companies’ balance sheets have remained relatively stable as companies have increased debt and cash flow at roughly the same rate. So long as there are no external shocks or unexpected rises in interest rates, we believe high yield can stay at these historically high levels.

High yield and most other asset classes have been underpinned by low rates and quantitative easing. Investors’ alternative safe haven assets such as treasuries and German Bunds have negative real yields and virtually no absolute yields. If rates rise meaningfully over the next year, we would not be surprised to see a slight sell-off in the high yield market as these assets become more viable alternatives. If the rise is coincident with a strong economy, we expect high yield to outperform most other fixed income assets. Higher rates and a slowdown in the economy would lead to greater uncertainty over which (if any) assets perform well.

In the long run, we expect high yield’s relative performance will be primarily driven by corporate fundamentals. Our near-term default outlook remains very benign. Over a full cycle, we believe the best way to protect the fund from periodic bouts of systemic volatility will be our continued focus on a bottom-up approach that attempts to minimize downside risk while capturing the return potential of high yield issuers.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

U.S. High Yield Bond Fund Class 1 (began 10/15/05)	9.60%	9.89%	—	7.80%	60.25%	—	94.87%
U.S. High Yield Bond Fund Class NAV (began 10/15/05)	9.66%	9.93%	—	7.85%	60.56%	—	95.66%
BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	10.60%	12.16%	—	8.90%	77.51%	—	113.23%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.81% and Class NAV shares – 0.76%.

43

Value Fund
Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Thomas Copper, CFA, John Mazanec, and Sergio Marcheli

INVESTMENT OBJECTIVE & POLICIES ►To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index.

Sector Weighting*	% of Total
Financials	25.9
Industrials	17.1
Information Technology	11.9
Health Care	11.5
Consumer Discretionary	11.0
Energy	6.4
Materials	5.6
Consumer Staples	3.2
Utilities	3.2
Telecommunication Services	2.6
Short-Term Investments & Other	1.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance ►For the year ended August 31, 2014, the Value Fund Class NAV shares returned 24.03% and the benchmark, the Russell Midcap Value Index, returned 27.20%

Environment ►The fiscal year began amid uncertainty created by a two-week federal government shutdown, yet equities shrugged off this news and rallied steadily throughout the fourth quarter of 2013. In December, the U.S. Federal Reserve (Fed) officially announced that it would begin reducing the scope of Quantitative Easing in early 2014. Despite the Fed’s actions, equities continued to rise, as the announcement was widely anticipated and largely priced into stock valuations. However, the U.S. equity market turned volatile in the first four months of 2014 as investors worried that stocks may have risen too far, too fast. Adding to investor uncertainty was political upheaval abroad and signs of economic sluggishness in the U.S. and China. However, investors’ confidence in the economic recovery returned, and stocks rallied through the summer, with the S&P 500 surpassing the 2,000 level by the end of August. The other major U.S. equity market indexes delivered double-digit gains, and all sectors of the Russell Midcap Value Index posted positive returns.

On the negative side, stock selection in the consumer staples sector was the largest detractor from relative results during the period. Within the sector, Avon Products, Inc. was a key detractor after missing earnings estimates and warning of a larger than expected fine to settle a bribery probe. Though the consumer discretionary sector generated a positive absolute return, poor stock selection detracted from relative performance during the period. The largest detractor in the sector was Express, Inc., a women’s fashion retailer that was negatively impacted by severe winter weather in the first quarter of 2014. Stock selection and an underweight in the information technology sector detracted from performance, and the fund’s cash position also muted results relative to the benchmark.

On the positive side, strong stock selection in energy positively contributed to the fund’s relative return, and within the sector, Newfield Exploration Company and Williams Companies, Inc. were two of the top contributors to performance. Newfield’s earnings topped analyst’s expectations, and management reported a better than expected production outlook for 2014. Stock selection and an overweight position in the health care and utilities sectors also had a positive impact on performance.

During the period, managers increased exposure to information technology, financials, health care and industrials, and decreased exposure to materials, consumer discretionary, energy and utilities. At the end of the period, the fund’s largest sector overweights were in industrials and health care, and the largest underweights were in utilities and financials.

PERFORMANCE TABLE[1,2]		Average Annual Total Return			Cumulative Total Return

				Since			Since
Periods Ending August 31, 2014	1-year	5-year	10-year	Inception	5-year	10-year	Inception

Value Fund Class NAV (began 10/27/06)	24.03%	19.20%	—	9.46%	140.62%	—	103.23%
Russell Midcap Value Index[3,4]	27.20%	19.45%	—	8.16%	143.13%	—	85.04%

1 Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2 Since inception, a portion of the Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3 Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
4 It is not possible to invest directly in an index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.78%.

44

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the funds indirectly bears a pro rata share of the operating expenses of the underlying funds in which the funds invest. Because the underlying funds have varied operating expenses and transaction costs and the funds may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the funds will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 through August 31, 2014).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2014–	Expense
	3/1/2014	8/31/2014	8/31/2014	Ratio

Active Bond Fund
Class 1 — Actual	$1,000.00	$1,036.80	$3.49	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class NAV — Actual	1,000.00	1,038.00	3.24	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%

All Cap Core Fund
Class NAV — Actual	$1,000.00	$1,060.20	$4.21	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.13	0.81%

Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$1,031.90	$4.97	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.94	0.97%

Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$1,040.00	$4.42	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

45

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2014–	Expense
	3/1/2014	8/31/2014	8/31/2014	Ratio

Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$1,030.10	$4.25	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class NAV — Actual	1,000.00	1,030.40	3.99	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%

Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,025.20	$3.98	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%
Class NAV — Actual	1,000.00	1,025.20	3.73	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,056.60	$4.20	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.13	0.81%

Core Bond Fund
Class 1 — Actual	$1,000.00	$1,027.60	$3.48	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class NAV — Actual	1,000.00	1,027.10	3.22	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%

Equity-Income Fund
Class 1 — Actual	$1,000.00	$1,070.30	$4.33	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class NAV — Actual	1,000.00	1,070.40	4.07	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%

Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$1,037.60	$7.70	1.50%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.60	7.63	1.50%
Class I — Actual	1,000.00	1,039.90	5.24	1.02%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%
Class NAV — Actual	1,000.00	1,039.90	4.63	0.90%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

Global Bond Fund
Class 1 — Actual	$1,000.00	$1,026.80	$4.24	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class NAV — Actual	1,000.00	1,026.90	3.98	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%

Global Equity Fund
Class A — Actual	$1,000.00	$1,056.20	$7.00	1.35%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.87	1.35%
Class I — Actual	1,000.00	1,058.80	5.40	1.04%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.30	1.04%
Class NAV — Actual	1,000.00	1,058.80	4.83	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.74	0.93%

Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,098.20	$5.39	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,061.30	$4.99	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%

High Yield Fund
Class 1 — Actual	$1,000.00	$1,031.90	$3.84	0.75%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class NAV — Actual	1,000.00	1,032.40	3.59	0.70%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%

46

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2014–	Expense
	3/1/2014	8/31/2014	8/31/2014	Ratio

International Growth Opportunities Fund
Class NAV — Actual	$1,000.00	$1,009.20	$4.81	0.95%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.84	0.95%

International Growth Stock Fund
Class NAV — Actual	$1,000.00	$1,054.80	$4.82	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.74	0.93%

International Small Cap Fund
Class 1 — Actual	$1,000.00	$1,017.20	$5.85	1.15%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.85	1.15%
Class NAV — Actual	1,000.00	1,017.30	5.59	1.10%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.60	1.10%

International Value Fund
Class 1 — Actual	$1,000.00	$1,020.90	$4.94	0.97%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.94	0.97%
Class NAV — Actual	1,000.00	1,021.50	4.69	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%

Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,026.00	$3.52	0.69%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%
Class NAV — Actual	1,000.00	1,025.40	3.27	0.64%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.26	0.64%

Lifestyle II Aggressive Portfolio
Class R6 — Actual	$1,000.00	$1,067.40	$1.96	0.38%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.92	0.38%[2]
Class 1 — Actual	1,000.00	1,067.40	1.72	0.33%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%[2]

Lifestyle II Balanced Portfolio
Class R6 — Actual	$1,000.00	$1,050.40	$2.58	0.50%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.55	0.50%[2]
Class 1 — Actual	1,000.00	1,050.60	2.33	0.45%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.29	0.45%[2]

Lifestyle II Conservative Portfolio
Class R6 — Actual	$1,000.00	$1,033.80	$3.23	0.63%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%[2]
Class 1 — Actual	1,000.00	1,034.00	2.99	0.58%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.97	0.58%[2]

Lifestyle II Growth Portfolio
Class R6 — Actual	$1,000.00	$1,058.30	$2.28	0.44%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.24	0.44%[2]
Class 1 — Actual	1,000.00	1,058.30	2.02	0.39%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%[2]

Lifestyle II Moderate Portfolio
Class R6 — Actual	$1,000.00	$1,042.00	$2.93	0.57%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%[2]
Class 1 — Actual	1,000.00	1,040.20	2.67	0.52%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,012.60	2.65	0.52%[2]

Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$997.80	$4.58	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%
Class NAV — Actual	1,000.00	998.20	4.33	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

Mid Value Fund
Class NAV — Actual	$1,000.00	$1,089.80	$5.16	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.99	0.98%

47

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2014–	Expense
	3/1/2014	8/31/2014	8/31/2014	Ratio

Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,103.30	$4.67	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%

Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,107.90	$4.14	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%

Real Return Bond Fund
Class 1 — Actual	$1,000.00	$1,040.40	$4.06	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%
Class NAV — Actual	1,000.00	1,041.00	3.81	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Science & Technology Fund
Class NAV — Actual	$1,000.00	$1,068.30	$5.27	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%

Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,004.00	$3.13	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$985.70	$5.51	1.10%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.60	1.10%

Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$1,017.20	$5.24	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.24	1.03%
Class NAV — Actual	1,000.00	1,017.60	4.98	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.99	0.98%

Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,002.40	$5.30	1.05%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.35	1.05%

Small Company Value Fund
Class 1 — Actual	$1,000.00	$988.60	$5.31	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.40	1.06%
Class NAV — Actual	1,000.00	988.90	5.06	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%

Spectrum Income Fund
Class NAV — Actual	$1,000.00	$1,036.60	$3.85	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,062.40	$2.76	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.70	0.53%

Total Return Fund
Class 1 — Actual	$1,000.00	$1,017.70	$3.76	0.74%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%
Class NAV — Actual	1,000.00	1,018.70	3.51	0.69%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.52	0.69%

U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,033.00	$4.20	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	1,033.30	3.95	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

48

John Hancock Funds II

Shareholder expense example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	3/1/2014–	Expense
	3/1/2014	8/31/2014	8/31/2014	Ratio

Value Fund
Class NAV — Actual	$1,000.00	$1,077.60	$3.82	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The funds’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the funds. The range of expense ratios of the underlying funds held by the funds was as follows:

Fund	Range

Lifestyle II Aggressive Portfolio	0.09% – 0.52%
Lifestyle II Balanced Portfolio	0.08% – 0.65%
Lifestyle II Conservative Portfolio	0.08% – 0.65%
Lifestyle II Growth Portfolio	0.08% – 0.65%
Lifestyle II Moderate Portfolio	0.08% – 0.65%

49

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.1%
U.S. Government - 6.5%
U.S. Treasury Bonds
3.125%, 02/15/2042	$9,190,000	$9,324,983
3.375%, 05/15/2044	44,205,000	46,802,044
U.S. Treasury Notes
0.875%, 07/15/2017	6,380,000	6,372,523
1.375%, 09/30/2018	5,000,000	4,992,190
1.500%, 07/31/2016	2,740,000	2,792,553
1.625%, 03/31/2019	8,000,000	8,023,128
2.000%, 07/31/2020	3,000,000	3,026,016
2.250%, 04/30/2021	8,000,000	8,127,188
2.375%, 05/31/2018 to 08/15/2024	21,775,000	21,970,649

		111,431,274
U.S. Government Agency - 17.6%
Federal Home Loan Banks
2.900%, 09/05/2025	623,810	609,028
3.170%, 10/04/2027	635,000	613,387
3.250%, 06/21/2027	854,545	846,209
Federal Home Loan Mortgage Corp.
2.558%, 06/01/2044 (P)	1,635,079	1,679,730
2.694%, 05/01/2044 (P)	1,696,968	1,750,355
3.000%, 03/01/2043	3,263,509	3,273,835
3.036%, 03/01/2044 (P)	559,069	579,742
3.500%, 01/01/2042 to 09/01/2043	4,072,405	4,206,585
4.000%, 02/01/2044	2,169,837	2,301,737
4.500%, 09/01/2041 to 10/01/2041	8,362,180	9,036,843
5.000%, 03/01/2041 to 04/01/2041	6,039,971	6,687,814
5.500%, 07/01/2037	112,084	124,750
6.500%, 11/01/2037 to 09/01/2039	1,356,759	1,524,715
Federal National Mortgage Association
1.946%, 05/01/2035 (P)	570,616	605,042
2.180%, 01/01/2036 (P)	399,678	427,953
2.191%, 04/01/2036 (P)	113,516	120,217
2.497%, 07/01/2033 (P)	941	1,008
2.531%, 06/01/2044 (P)	2,940,801	3,022,003
2.549%, 04/01/2044 (P)	2,847,285	2,928,860
2.910%, 03/01/2044 (P)	495,015	512,273
3.000%, TBA (C)	28,250,000	28,115,372
3.000%, 07/01/2027 to 05/01/2043	29,944,150	30,059,709
3.400%, 09/27/2032	2,315,000	2,241,237
3.500%, TBA (C)	14,000,000	14,410,638
3.500%, 02/01/2026 to 07/01/2043	13,522,176	14,109,542
4.000%, TBA (C)	10,500,000	11,123,922
4.000%, 12/01/2024 to 01/01/2044	38,198,229	40,593,059
4.500%, 02/01/2041 to 11/01/2042	39,244,731	42,628,850
5.000%, 05/01/2018 to 04/01/2041	36,625,582	40,517,354
5.500%, 02/01/2018 to 03/01/2039	18,251,404	20,363,700
6.000%, 09/01/2022 to 02/01/2037	5,000,201	5,653,069
6.250%, 05/15/2029	157,000	215,129
6.500%, 02/01/2036 to 06/01/2039	3,327,602	3,761,259
7.000%, 04/01/2017 to 06/01/2032	7,375	8,558
7.500%, 09/01/2029 to 08/01/2031	1,652	1,970
Government National
Mortgage Association
4.000%, 02/15/2041	6,157,473	6,578,678
5.000%, 04/15/2035	19,356	21,426
5.500%, 03/15/2035	10,617	11,934
6.000%, 03/15/2033 to 06/15/2033	8,524	9,755
6.500%, 09/15/2028 to 08/15/2031	1,955	2,263
7.000%, 04/15/2029	1,196	1,406

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
8.000%, 10/15/2026		$1,146	$1,365

			301,282,281

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $407,687,373)			$412,713,555

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,235,000	1,193,010
Republic of Argentina
8.280%, 12/31/2033 (H)		1,016,478	813,182
9.224%, 12/15/2035 (P)	ARS	393,449	3,466

			2,009,658
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	12,984
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	21,243
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,865
9.375%, 04/01/2029		1,000	1,545

			10,410
Turkey - 0.1%
Republic of Turkey
6.625%, 02/17/2045		1,000,000	1,191,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,073,050)			$3,245,795

CORPORATE BONDS - 43.8%
Consumer Discretionary - 3.7%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,153,692
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,428,002
6.400%, 12/15/2035		430,000	547,877
6.650%, 11/15/2037		865,000	1,108,138
6.750%, 01/09/2038		2,000	2,509
7.750%, 12/01/2045		9,000	13,428
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,432,686
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,143,300
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	569,905
AutoNation, Inc.
5.500%, 02/01/2020		$1,965,000	2,156,588
Bed Bath & Beyond, Inc.
3.749%, 08/01/2024		555,000	565,637
5.165%, 08/01/2044		555,000	577,575
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	996,880
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,256,700
Chrysler Group LLC
8.000%, 06/15/2019		440,000	473,286

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Comcast Corp.
6.550%, 07/01/2039	$1,000,000	$1,337,121
Conn’s, Inc.
7.250%, 07/15/2022 (S)	1,400,000	1,351,000
Cox Communications, Inc.
5.450%, 12/15/2014	70,000	70,973
Dana Holding Corp.
6.000%, 09/15/2023	1,170,000	1,246,050
Delphi Corp.
5.000%, 02/15/2023	3,070,000	3,296,413
Ford Motor Company
4.750%, 01/15/2043	435,000	455,754
Ford Motor Credit Company LLC
5.875%, 08/02/2021	5,253,000	6,173,741
General Motors Company
4.875%, 10/02/2023	1,370,000	1,465,900
6.250%, 10/02/2043	1,210,000	1,418,725
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,032,891
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	645,000	706,275
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,567,393
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,291,200
L Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,824,525
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,440,000	1,595,328
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,362,354
Myriad International Holdings BV
6.000%, 07/18/2020 (S)	840,000	919,968
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	402,800
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,681,886
Quiksilver, Inc.
7.875%, 08/01/2018 (S)	1,175,000	1,107,438
QVC, Inc.
4.375%, 03/15/2023	910,000	917,220
5.125%, 07/02/2022	820,000	880,410
5.450%, 08/15/2034 (S)	950,000	958,879
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,050,000
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,307,425
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	816,000
The Hillman Group, Inc.
6.375%, 07/15/2022 (S)	355,000	354,113
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,650,000	1,671,910
5.500%, 09/01/2041	1,450,000	1,679,818
8.250%, 04/01/2019	1,010,000	1,270,610
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	44,395
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	805,001
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,519,118
7.625%, 04/15/2031	9,000	12,471

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Toll Brothers Finance Corp.
4.000%, 12/31/2018	$1,400,000	$1,424,500
Tops Holding II Corp.
8.750%, 06/15/2018	785,000	806,588
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	1,010,085
6.125%, 10/05/2017	1,500,000	1,704,333
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	90,905	20,139
WideOpenWest Finance LLC
10.250%, 07/15/2019	320,000	356,800
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,437,402
6.250%, 03/15/2018	88,000	100,531
6.875%, 11/15/2037	250,000	329,625

		64,211,311
Consumer Staples - 1.7%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,065,600
Alliance One International, Inc.
9.875%, 07/15/2021	2,450,000	2,450,000
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,648
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	1,070,573
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	842,002
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021	980,000	1,107,400
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	332,450	454,010
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,067,086
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,925,460
General Mills, Inc.
5.700%, 02/15/2017	245,000	271,427
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,064,600
Harbinger Group, Inc.
7.875%, 07/15/2019	1,215,000	1,318,275
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	495,258
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,136,443
Nabisco, Inc.
7.550%, 06/15/2015	229,000	241,580
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	770,000	764,225
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	852,600
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,958,028
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	547,018
Safeway, Inc.
4.750%, 12/01/2021	415,000	419,966
5.000%, 08/15/2019	2,385,000	2,460,430
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,610,125
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	209,692

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
TESCO PLC
6.150%, 11/15/2037 (S)	$570,000	$674,966
The Clorox Company
5.950%, 10/15/2017	500,000	565,733
The Kroger Company
6.800%, 12/15/2018	920,000	1,091,196
7.000%, 05/01/2018	580,000	674,782
Tops Holding Corp.
8.875%, 12/15/2017	488,000	520,940
Tyson Foods, Inc.
3.950%, 08/15/2024	835,000	853,039
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	841,350

		28,567,452
Energy - 6.4%
Access Midstream Partners LP
4.875%, 05/15/2023 to 03/15/2024	1,760,000	1,851,220
Afren PLC
6.625%, 12/09/2020 (S)	1,300,000	1,238,510
10.250%, 04/08/2019 (S)	510,000	536,775
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,989,653
8.700%, 03/15/2019	500,000	637,590
Apache Corp.
6.900%, 09/15/2018	455,000	540,467
Astoria Depositor Corp.
8.144%, 05/01/2021 (S)	1,670,000	1,761,850
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	195,000	195,000
BJ Services Company
6.000%, 06/01/2018	880,000	1,004,781
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,084,663
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	700,225
4.750%, 03/10/2019	1,000,000	1,114,613
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,204,126
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,425,774
Chaparral Energy, Inc.
7.625%, 11/15/2022	1,000,000	1,073,750
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,000,000	1,116,250
Cimarex Energy Company
4.375%, 06/01/2024	1,300,000	1,353,625
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,571
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,345,000	1,279,387
Compressco Partners LP
7.250%, 08/15/2022 (S)	725,000	732,250
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,275,469
Continental Resources, Inc.
5.000%, 09/15/2022	2,530,000	2,729,238
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,546,463
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,851,800

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP
3.875%, 03/15/2023	$690,000	$705,961
Denbury Resources, Inc.
5.500%, 05/01/2022	820,000	840,500
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,069,308
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,516,284
Ecopetrol SA
5.875%, 09/18/2023	640,000	732,800
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	546,045
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	693,137
7.500%, 04/15/2038	600,000	811,436
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,268,877
Energy Transfer Partners LP
5.200%, 02/01/2022	2,165,000	2,388,647
6.700%, 07/01/2018	700,000	816,374
9.700%, 03/15/2019	1,090,000	1,412,051
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	470,000	478,225
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	531,083
6.125%, 10/15/2039	1,000,000	1,247,300
6.300%, 09/15/2017	820,000	937,385
6.875%, 03/01/2033	209,000	276,684
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,869,000
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,330,000	1,485,444
EP Energy LLC
7.750%, 09/01/2022	635,000	712,788
EV Energy Partners LP
8.000%, 04/15/2019	1,110,000	1,148,850
Exterran Partners LP
6.000%, 04/01/2021	310,000	313,100
FTS International, Inc.
6.250%, 05/01/2022 (S)	570,000	582,825
Halcon Resources Corp.
8.875%, 05/15/2021	690,000	726,225
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,779,165
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	480,000	506,400
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,285,995
Key Energy Services, Inc.
6.750%, 03/01/2021	895,000	908,425
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,033,635
5.800%, 03/15/2035	208,000	230,001
7.300%, 08/15/2033	212,000	264,591
7.750%, 03/15/2032	480,000	621,179
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	650,000	663,000

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Linn Energy LLC
6.500%, 05/15/2019	$1,000,000	$1,029,375
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,885,000	1,781,702
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	978,853
MarkWest Energy Partners LP
6.500%, 08/15/2021	716,000	762,540
Memorial Resource Development Corp.
5.875%, 07/01/2022 (S)	445,000	451,675
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (L)	1,425,000	1,542,563
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,118,155
Newfield Exploration Company
5.750%, 01/30/2022	1,085,000	1,198,925
Nexen Energy ULC
5.875%, 03/10/2035	212,000	248,868
6.400%, 05/15/2037	1,625,000	2,031,361
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,370,360
5.250%, 03/15/2042	500,000	527,703
6.200%, 08/01/2040	500,000	583,210
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	1,080,000	1,123,092
Offshore Group Investment, Ltd.
7.125%, 04/01/2023	765,000	759,263
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,570,875
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	883,750
5.375%, 01/26/2019 (S)	1,125,000	1,170,000
Petro-Canada
6.050%, 05/15/2018	396,000	454,804
Petrobras Global Finance BV
4.375%, 05/20/2023	1,180,000	1,164,282
Petrobras International Finance Company
5.375%, 01/27/2021	790,000	832,897
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,860,000	1,025,790
Petroleos Mexicanos
4.875%, 01/24/2022	660,000	717,090
Plains Exploration & Production Company
6.500%, 11/15/2020	845,000	935,838
6.750%, 02/01/2022	1,385,000	1,571,975
6.875%, 02/15/2023	494,000	573,658
Precision Drilling Corp.
6.625%, 11/15/2020	645,000	683,700
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	299,788
5.500%, 04/15/2023	1,565,000	1,639,338
5.875%, 03/01/2022	285,000	306,375
Rex Energy Corp.
8.875%, 12/01/2020	560,000	613,200
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	830,000	892,250
Rowan Companies, Inc.
4.875%, 06/01/2022	830,000	890,873
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,142,946
6.750%, 02/15/2032	511,000	612,148
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	544,500

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Suncor Energy, Inc.
6.100%, 06/01/2018	$760,000	$876,424
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,436,682
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,355,477
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	766,830
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,090,672
7.125%, 01/15/2019	400,000	484,624
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,640,000	1,707,650
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,112,789
6.375%, 12/15/2021	500,000	565,960
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	500,000	525,625
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	772,650
6.250%, 04/15/2022 (S)	805,000	805,000
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,333,050
Williams Partners LP
4.300%, 03/04/2024	1,300,000	1,359,992
WPX Energy, Inc.
6.000%, 01/15/2022	790,000	847,275

		109,732,192
Financials - 17.5%
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	545,909
American Express Bank FSB
6.000%, 09/13/2017	805,000	912,398
American International Group, Inc.
4.125%, 02/15/2024	940,000	999,107
5.850%, 01/16/2018	1,100,000	1,248,221
6.250%, 03/15/2037	119,000	134,291
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	141,000	194,228
American Tower Corp.
3.400%, 02/15/2019	740,000	766,493
4.700%, 03/15/2022	1,100,000	1,179,701
5.000%, 02/15/2024	1,330,000	1,437,767
5.900%, 11/01/2021	1,500,000	1,722,767
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	735,000	777,263
ARC Properties Operating Partnership LP
4.600%, 02/06/2024 (S)	3,455,000	3,557,399
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	2,092,352
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,772,394
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	1,430,000	1,487,526
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,654,518

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA
8.600%, 12/15/2030		$820,000	$1,108,542
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		1,095,000	1,188,075
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,061,250
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		1,400,000	1,123,500
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	1,120,840
Banco Santander Chile
5.375%, 12/09/2014 (S)		$5,000	5,057
Bank of America Corp.
3.300%, 01/11/2023		690,000	684,351
3.625%, 03/17/2016		1,250,000	1,299,399
4.200%, 08/26/2024		840,000	852,798
5.000%, 05/13/2021		2,620,000	2,929,870
5.625%, 07/01/2020		1,000,000	1,146,006
5.650%, 05/01/2018		1,000,000	1,124,603
5.750%, 12/01/2017		849,000	952,283
6.875%, 04/25/2018		1,835,000	2,139,654
7.625%, 06/01/2019		685,000	838,500
Barclays Bank PLC
10.179%, 06/12/2021 (S)		1,440,000	1,983,652
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,110,004
BPCE SA
5.700%, 10/22/2023 (S)		1,870,000	2,070,670
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,641,596
Capital One Financial Corp.
3.150%, 07/15/2016		1,000,000	1,039,213
3.500%, 06/15/2023		605,000	609,576
4.750%, 07/15/2021		2,475,000	2,738,635
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,000,000	1,078,750
Citigroup, Inc.
3.500%, 05/15/2023		1,390,000	1,362,025
3.750%, 06/16/2024		1,100,000	1,123,206
3.875%, 10/25/2023		580,000	601,330
4.450%, 01/10/2017		1,350,000	1,447,303
4.500%, 01/14/2022		1,000,000	1,092,643
5.375%, 08/09/2020		195,000	222,908
5.500%, 09/13/2025		1,000,000	1,120,520
6.125%, 08/25/2036		1,060,000	1,245,912
CNA Financial Corp.
6.500%, 08/15/2016		985,000	1,087,079
7.250%, 11/15/2023		1,435,000	1,801,796
Commerzbank AG
8.125%, 09/19/2023 (S)		1,915,000	2,307,767
CommonWealth REIT
5.875%, 09/15/2020		1,200,000	1,304,538
Corrections Corp. of America
4.625%, 05/01/2023		1,010,000	1,001,163
Credit Acceptance Corp.
6.125%, 02/15/2021 (S)		1,410,000	1,452,300

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to
01-23-2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	$1,875,000	$2,022,656
Credit Agricole SA (8.125% to
09/19/2018, then 5 year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	755,000	862,588
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,649,961
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,057,875
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,415,000	1,528,200
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,032,810
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,119,358
4.883%, 08/15/2020 (S)	1,705,000	1,897,902
6.113%, 01/15/2020 (S)	1,448,000	1,693,417
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,373,400
7.500%, 04/01/2017	2,330,000	2,664,947
Discover Bank
7.000%, 04/15/2020	380,000	455,303
Discover Financial Services
5.200%, 04/27/2022	1,200,000	1,333,392
Doric Nimrod Air Alpha 2013-1
Pass Through Trust
5.250%, 05/30/2023 (S)	1,177,092	1,247,717
6.125%, 11/30/2019 (S)	835,450	887,666
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through
5.125%, 11/30/2022 (S)	734,459	779,756
Dresdner Bank AG
7.250%, 09/15/2015	281,000	295,006
Enova International, Inc.
9.750%, 06/01/2021 (S)	1,240,000	1,267,900
EPR Properties
5.250%, 07/15/2023	2,000,000	2,139,560
7.750%, 07/15/2020	920,000	1,118,893
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,780,305
5.750%, 06/15/2017	775,000	867,654
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,564,722
Fifth Street Finance Corp.
4.875%, 03/01/2019	1,345,000	1,404,567
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,325,000	1,262,063
FS Investment Corp.
4.000%, 07/15/2019	1,115,000	1,125,603
General Electric Capital Corp.
0.714%, 08/15/2036 (P)	1,470,000	1,263,496
4.375%, 09/16/2020	685,000	753,348
5.550%, 05/04/2020	1,285,000	1,492,049

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	$1,775,000	$2,092,281
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	662,400
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR + 2.003%)
11/15/2066	1,000,000	880,000
Genworth Holdings, Inc.
4.900%, 08/15/2023	1,500,000	1,591,061
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,315,000	1,537,879
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,515,470
6.625%, 03/30/2040	500,000	667,329
HBOS PLC
6.000%, 11/01/2033 (S)	1,475,000	1,697,002
6.750%, 05/21/2018 (S)	2,570,000	2,944,809
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,326,946
4.250%, 11/15/2023	1,000,000	1,039,015
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,110,836
4.950%, 01/15/2021	575,000	640,100
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,130,187
Highwoods Realty LP
5.850%, 03/15/2017	2,255,000	2,490,968
Host Hotels & Resorts LP
5.250%, 03/15/2022	280,000	311,393
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,010,000	1,067,363
5.750%, 11/16/2020 (S)	980,000	1,085,002
ING Bank NV
5.800%, 09/25/2023 (S)	825,000	936,684
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	420,613
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,153,450
iStar Financial, Inc.
5.000%, 07/01/2019	435,000	435,000
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,201,267
6.875%, 04/15/2021	1,630,000	1,925,845
8.500%, 07/15/2019	1,280,000	1,597,760
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,039,657
3.375%, 05/01/2023	1,750,000	1,723,682
4.500%, 01/24/2022	1,300,000	1,424,448
4.625%, 05/10/2021	2,465,000	2,725,836
6.300%, 04/23/2019	1,267,000	1,486,081
JPMorgan Chase & Company (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,603,630
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,187,975

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	$2,540,000	$2,727,325
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,504,500
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	652,988
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,373,740
Leucadia National Corp.
5.500%, 10/18/2023	4,095,000	4,347,055
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,081,290
7.800%, 03/15/2037 (S)	1,445,000	1,705,100
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,058,015
5.500%, 12/15/2016	1,500,000	1,633,094
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,178,512
8.750%, 07/01/2019	900,000	1,158,712
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,332,000	2,393,215
Lloyds Banking Group PLC (7.500% to
06-27-2024, then 5 year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,220,000	1,279,475
Loews Corp.
2.625%, 05/15/2023	870,000	837,842
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,390,470
6.000%, 01/14/2020 (S)	720,000	816,559
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	485,000	504,400
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,838,824
5.350%, 06/01/2021	1,500,000	1,694,769
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,131,406
MBIA Insurance Corp.
11.494%, 01/15/2033 (H)(S)	650,000	494,000
MetLife, Inc.
6.400%, 12/15/2036	840,000	947,100
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,601,264
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,380,000	1,458,943
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,487,947
Morgan Stanley
0.684%, 10/18/2016 (P)	830,000	831,624
3.750%, 02/25/2023	1,700,000	1,744,984
4.100%, 05/22/2023	2,745,000	2,796,688
4.875%, 11/01/2022	1,140,000	1,231,609
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,062,294
5.550%, 04/27/2017	805,000	888,311
5.625%, 09/23/2019	1,000,000	1,142,695

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.750%, 01/25/2021	$1,435,000	$1,666,266
5.950%, 12/28/2017	290,000	328,028
6.000%, 04/28/2015	1,000,000	1,035,358
6.625%, 04/01/2018	140,000	162,108
7.300%, 05/13/2019	2,790,000	3,376,081
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	1,370,000	1,393,975
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	897,625
6.875%, 05/01/2021	635,000	682,625
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	767,175
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,712,604
Nationstar Mortgage LLC
7.875%, 10/01/2020	945,000	973,350
9.625%, 05/01/2019	855,000	946,913
Nippon Life Insurance Company (5.000%
to 10-18-22, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	965,000	1,027,725
Ocwen Financial Corp.
6.625%, 05/15/2019 (S)	970,000	940,900
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,003,479
Omega Healthcare Investors, Inc.
4.950%, 04/01/2024 (S)	2,010,000	2,076,310
Oversea-Chinese Banking Corp., Ltd.
(4.000% to 10/15/2019, then 5 year
U.S. Swap Rate + 2.203%)
10/15/2024 (S)	635,000	647,247
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	740,000	849,593
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,030,486
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,050,704
Prologis LP
4.500%, 08/15/2017	1,250,000	1,344,649
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	801,723
Prudential Financial, Inc. (5.200% to
3-15-24, then 3 month
LIBOR + 3.040%)
03/15/2044	355,000	359,438
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,815,000	1,945,499
Rabobank Nederland NV
3.875%, 02/08/2022	2,660,000	2,846,269
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,737,000	2,301,525
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,017,590
5.375%, 09/15/2017	1,250,000	1,386,170
5.950%, 09/15/2016	560,000	612,307
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,617,482

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
RLI Corp.
4.875%, 09/15/2023	$2,000,000	$2,106,238
Simon Property Group LP
5.750%, 12/01/2015	530,000	557,320
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,115,000	3,286,325
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	931,821
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,521,070
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,599,664
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,052,923
Synchrony Financial
4.250%, 08/15/2024	1,120,000	1,146,581
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	598,900
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,962,132
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	2,140,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,089,406
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,058,625
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,232,076
5.250%, 07/27/2021	3,305,000	3,724,933
5.375%, 03/15/2020	1,000,000	1,129,805
5.500%, 11/15/2014	447,000	451,584
5.950%, 01/18/2018	750,000	846,300
6.150%, 04/01/2018	1,000,000	1,139,386
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,253,062
4.454%, 10/20/2014 (P)(Q)	810,000	810,608
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,010,000	968,338
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	609,010
USB Realty Corp.
1.381%, 11/15/2017 (P)(Q)(S)	1,125,000	1,035,000
USI, Inc.
7.750%, 01/15/2021 (S)	1,165,000	1,199,950
Ventas Realty LP
4.000%, 04/30/2019	960,000	1,029,121
4.750%, 06/01/2021	1,360,000	1,499,173
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,011,598
5.000%, 01/15/2022	1,250,000	1,376,456
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	825,000	839,438
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	15,886

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)	$1,490,000	$1,516,075
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,514,563
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,107,766
3.500%, 03/08/2022	1,700,000	1,770,955
5.375%, 11/02/2043	2,000,000	2,278,322
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	2,085,000	2,184,038
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,314,000	2,614,820
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,174,674
Weyerhaeuser Company
7.375%, 03/15/2032	1,490,000	2,056,432
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,532,426
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,210,780

		300,073,265
Health Care - 1.7%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	2,008,962
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	946,511
Alere, Inc.
7.250%, 07/01/2018	890,000	938,950
Allergan, Inc.
5.750%, 04/01/2016	400,000	429,186
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,105,027
6.150%, 11/15/2036	500,000	632,094
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	335,000	355,938
Covidien International Finance SA
6.000%, 10/15/2017	610,000	691,714
Endo Finance LLC
7.250%, 01/15/2022 (S)	1,123,000	1,217,051
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	1,145,000	1,176,488
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,008,750
7.500%, 02/15/2022	935,000	1,089,275
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,070,856
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)	950,000	970,188
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	935,532
Mylan, Inc.
2.600%, 06/24/2018	940,000	957,668
Perrigo Company PLC
2.300%, 11/08/2018 (S)	2,000,000	1,996,546
Quest Diagnostics, Inc.
2.700%, 04/01/2019	1,065,000	1,074,912
4.250%, 04/01/2024	1,170,000	1,205,171

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	$735,000	$797,475
Select Medical Corp.
6.375%, 06/01/2021	885,000	919,847
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	208,233
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,062
5.700%, 10/15/2040	1,500,000	1,856,039
5.800%, 03/15/2036	115,000	144,207
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/2021 (S)	790,000	861,100
WellCare Health Plans, Inc.
5.750%, 11/15/2020	625,000	647,656
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,503,986
4.650%, 08/15/2044	1,280,000	1,323,849
6.375%, 06/15/2037	415,000	528,959

		29,618,232
Industrials - 4.4%
Aeropuertos Dominicanos Siglo XXI SA
9.750%, 11/13/2019 (S)	1,335,000	1,288,275
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	570,000	625,575
Air Lease Corp.
3.375%, 01/15/2019	1,305,000	1,324,575
3.875%, 04/01/2021	680,000	686,800
4.750%, 03/01/2020	2,190,000	2,332,350
5.625%, 04/01/2017	570,000	614,175
Aircastle, Ltd.
6.250%, 12/01/2019	620,000	671,150
7.625%, 04/15/2020	430,000	493,554
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	304,860	350,589
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,989,455	2,153,585
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	2,038,971	2,196,992
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020	567,664	588,951
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,999,388	2,119,351
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	826,368	883,701
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,184,500
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	986,709
5.500%, 03/15/2016	405,000	434,961
7.150%, 02/15/2019	450,000	548,069
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	747,259	799,567
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	217,668	231,817

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019		$420,010	$467,261
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018		36,898	40,680
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022		1,070,291	1,193,374
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020		575,134	618,269
CSX Corp.
7.375%, 02/01/2019		727,000	883,426
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023		1,812,835	2,130,081
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,934,301	2,270,483
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018		225,893	253,000
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)		827,000	889,025
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)		660,000	693,093
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)		2,000,000	2,008,254
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		810,000	854,550
GATX Corp.
5.200%, 03/15/2044		400,000	438,788
General Electric Company
2.700%, 10/09/2022		1,400,000	1,382,584
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		480,000	506,400
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		755,000	821,063
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		650,000	745,875
Iron Mountain, Inc.
5.750%, 08/15/2024		1,330,000	1,366,575
6.000%, 08/15/2023		1,215,000	1,297,013
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		1,300,000	1,351,708
Masco Corp.
5.850%, 03/15/2017		705,000	761,400
7.125%, 03/15/2020		810,000	931,500
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		950,000	988,000
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		1,135,000	1,176,144
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		776,680	891,240
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,020,000	1,124,550
7.500%, 09/14/2015 (Q)(S)		620,000	637,050
8.250%, 04/25/2018 (S)	BRL	1,300,000	534,286
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$395,560	423,744

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Owens Corning
4.200%, 12/15/2022	$1,255,000	$1,294,003
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,128,942
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,878,803
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	530,000	557,825
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	630,168
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)	1,350,000	1,463,400
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	975,000	1,004,250
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,145,000	3,771,950
Textron, Inc.
5.600%, 12/01/2017	1,106,000	1,235,768
7.250%, 10/01/2019	710,000	854,637
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,759,327
Tutor Perini Corp.
7.625%, 11/01/2018	1,320,000	1,377,750
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	555,982
6.550%, 10/01/2017	730,000	836,263
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	173,144	193,056
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	588,200	666,137
Union Pacific Corp.
4.163%, 07/15/2022	686,000	753,512
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	1,305,000	1,308,263
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	755,000	755,000
United Rentals North America, Inc.
5.750%, 11/15/2024	985,000	1,031,788
6.125%, 06/15/2023	2,000,000	2,135,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	761,976	861,033
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	491,362	555,240

		74,802,759
Information Technology - 0.5%
Altice Financing SA
6.500%, 01/15/2022 (S)	480,000	505,200
Ancestry.com, Inc.
11.000%, 12/15/2020	885,000	1,019,963
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)	590,000	603,275
Blackboard, Inc.
7.750%, 11/15/2019 (S)	465,000	475,463
Leidos, Inc.
5.500%, 07/01/2033	825,000	794,801
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,185,000	1,269,431

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Tyco Electronics Group SA
2.375%, 12/17/2018	$2,020,000	$2,038,216
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,169,030

		7,875,379
Materials - 2.5%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	166,490
5.870%, 02/23/2022	650,000	722,353
Allegheny Technologies, Inc.
9.375%, 06/01/2019	2,090,000	2,568,248
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,466,438
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)	1,300,000	1,459,250
ArcelorMittal
10.350%, 06/01/2019	825,000	1,039,500
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	800,000	829,000
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,001,250
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)	400,000	411,000
Axiall Corp.
4.875%, 05/15/2023	1,000,000	1,001,250
Ball Corp.
4.000%, 11/15/2023	1,000,000	957,500
Braskem America Finance Company
7.125%, 07/22/2041 (S)	1,000,000	1,030,000
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,533,400
Cemex SAB de CV
6.500%, 12/10/2019 (S)	1,100,000	1,166,000
CF Industries, Inc.
4.950%, 06/01/2043	730,000	753,077
7.125%, 05/01/2020	785,000	957,887
Commercial Metals Company
7.350%, 08/15/2018	655,000	740,150
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,312,862
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,080,676
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	644,000	721,280
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,042,500
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	733,525
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	655,000	678,091
4.950%, 11/15/2021 (S)	1,100,000	1,197,504
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,260,577
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	991,777
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	445,500
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (Q)(S)	1,120,000	1,131,200
Methanex Corp.
5.250%, 03/01/2022	840,000	935,381
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	760,000	750,500

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		$850,000	$884,000
8.250%, 01/15/2021 (S)		630,000	661,500
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)		300,000	294,000
SunCoke Energy, Inc.
7.625%, 08/01/2019		246,000	260,145
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		630,000	691,425
The Dow Chemical Company
3.000%, 11/15/2022		460,000	453,789
4.125%, 11/15/2021		1,700,000	1,820,987
The Mosaic Company
4.250%, 11/15/2023		1,700,000	1,816,969
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		1,010,000	1,010,000
Valspar Corp.
4.200%, 01/15/2022		1,000,000	1,065,934
Vedanta Resources PLC
7.125%, 05/31/2023 (S)		850,000	898,875
Wise Metals Group LLC
8.750%, 12/15/2018 (S)		1,010,000	1,090,800

			42,032,590
Telecommunication Services - 2.6%
America Movil SAB de CV
4.375%, 07/16/2042		1,500,000	1,462,611
AT&T, Inc.
4.350%, 06/15/2045		762,000	742,781
5.100%, 09/15/2014		16,000	16,024
5.350%, 09/01/2040		257,000	287,652
5.550%, 08/15/2041		800,000	916,435
5.600%, 05/15/2018		500,000	568,359
CenturyLink, Inc.
5.625%, 04/01/2020		415,000	438,863
5.800%, 03/15/2022		1,400,000	1,477,000
6.450%, 06/15/2021		890,000	974,550
7.600%, 09/15/2039		1,850,000	1,882,375
Columbus International, Inc.
7.375%, 03/30/2021 (S)		625,000	680,469
Comcel Trust
6.875%, 02/06/2024 (S)		1,040,000	1,144,000
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,024,135
8.750%, 06/15/2030		227,000	340,091
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,247,400
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,957,150
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		1,145,000	1,142,138
6.625%, 10/15/2021 (S)		1,000,000	1,090,000
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,650,000	670,762
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	967,089
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,256,416
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,242,642
3.598%, 04/15/2018 (S)		2,465,000	2,475,609
5.101%, 04/17/2017 (S)		940,000	998,750

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
SoftBank Corp.
4.500%, 04/15/2020 (S)	$1,300,000	$1,322,750
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	877,500
8.750%, 03/15/2032	685,000	763,775
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	502,581
6.250%, 04/01/2021	560,000	581,000
Telecom Italia Capital SA
6.999%, 06/04/2018	870,000	985,275
7.200%, 07/18/2036	960,000	1,065,600
Telefonica Emisiones SAU
6.421%, 06/20/2016	875,000	957,069
Verizon Communications, Inc.
3.450%, 03/15/2021	1,330,000	1,379,493
5.012%, 08/21/2054 (S)	1,643,000	1,716,117
5.150%, 09/15/2023	3,500,000	3,963,180
6.550%, 09/15/2043	1,641,000	2,115,513
6.900%, 04/15/2038	450,000	595,199
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	925,000	975,875

		44,804,228
Utilities - 2.8%
AES Corp.
4.875%, 05/15/2023	1,300,000	1,277,250
Appalachian Power Company
7.000%, 04/01/2038	425,000	587,519
Arizona Public Service Company
5.500%, 09/01/2035	222,000	269,988
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	190,000	201,386
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,077,574
BVPS II Funding Corp.
8.890%, 06/01/2017	111,000	115,550
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	14,171
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	224,335
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,160,542
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,048,198
CMS Energy Corp.
5.050%, 03/15/2022	1,110,000	1,259,705
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,445,195
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,484,000
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,123,718
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,520,000	1,569,400
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,075,018
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	329,364
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,512,482

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	$1,840,000	$1,886,000
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,120,000	1,194,200
6.875%, 06/21/2023 (S)	655,000	753,761
7.250%, 01/15/2019 (S)	1,195,000	1,344,973
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	17,271
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	650,000
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	535,000	547,038
NiSource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,779,820
5.650%, 02/01/2045	2,000,000	2,313,424
NRG Energy, Inc.
6.625%, 03/15/2023	385,000	408,100
7.625%, 01/15/2018	1,085,000	1,221,710
8.250%, 09/01/2020	855,000	925,538
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)	790,000	817,650
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,793,147
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	564,470
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,122,396
PNPP II Funding Corp.
9.120%, 05/30/2016	209,000	215,957
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,605,200
3.500%, 12/01/2022	1,530,000	1,561,512
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,310,559
PSEG Power LLC
8.625%, 04/15/2031	214,000	312,895
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,201,345
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,342,557
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	914,144
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	900,000	978,750
TransAlta Corp.
6.650%, 05/15/2018	580,000	656,284
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	800,585
W3A Funding Corp.
8.090%, 01/02/2017	856,021	856,021

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	$945,000	$981,619

		48,852,321

TOTAL CORPORATE BONDS (Cost $699,690,231)		$750,569,729

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Allfirst Preferred Capital Trust
1.734%, 07/15/2029 (P)	310,000	282,100
BAC Capital Trust XIV, Series G
4.000%, 10/06/2014 (P)(Q)	1,939,000	1,580,285
Goldman Sachs Capital II
4.000%, 10/20/2014 (P)(Q)	2,155,000	1,702,450
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,709,813
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,300,000	1,290,250
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	479,063
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,241,888
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,312,691
State Street Capital Trust IV
1.231%, 06/15/2037 (P)	2,170,000	1,874,338
SunTrust Preferred Capital I
4.000%, 10/20/2014 (P)(Q)	102,000	82,620
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,616,400
USB Capital IX
3.500%, 10/20/2014 (P)(Q)	1,525,000	1,288,625
ZFS Finance USA Trust II (6.450% to
6-15-16 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,620,000	2,809,950
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,047,000	2,200,525

		19,470,998

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,095,740)		$19,470,998

TERM LOANS (M) - 0.4%
Consumer Discretionary - 0.0%
Marina District Finance Company, Inc.
6.750%, 08/15/2018	323,375	326,120

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	$1,259,465	$1,206,986
Energy - 0.1%
Paragon Offshore Finance Company
TBD 07/18/2021 (T)	490,000	483,875
Templar Energy LLC
8.000%, 11/25/2020	770,000	758,450

		1,242,325
Financials - 0.0%
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	217,250	214,371
Walter Investment Management Corp.
4.750%, 12/11/2020	456,218	445,240

		659,611
Health Care - 0.1%
CRC Health Corp.
5.250%, 03/29/2021	259,350	259,917
9.000%, 09/28/2021	500,000	501,667

		761,584
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	786,010	777,027
WP CPP Holdings LLC
4.750%, 12/27/2019	492,500	492,940

		1,269,967
Materials - 0.0%
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	756,583	753,325
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	515,667	516,957

TOTAL TERM LOANS (Cost $6,749,669)		$6,736,875

MUNICIPAL BONDS - 0.1%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	688,526
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	801,430

TOTAL MUNICIPAL BONDS (Cost $1,302,450)		$1,489,956

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.7%
Commercial & Residential - 17.2%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.735%, 08/25/2035 (P)	809,275	765,632
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.754%, 12/25/2046	10,707,886	813,148
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.375%, 06/25/2045 (P)	1,833,813	1,738,193
Series 2004-4, Class 5A,
2.332%, 02/25/2045 (P)	184,022	183,873
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,513,455

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Americold 2010 LLC Trust (continued)
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	$3,595,000	$4,098,685
BAMLL Commercial
Mortgage Securities Trust
Series 2014-ICTS, Class D,
2.055%, 06/15/2028 (P)(S)	300,000	299,384
Series 2014-ICTS, Class E,
3.105%, 06/15/2028 (P)(S)	390,000	388,975
Banc of America Commercial Mortgage
Securities Trust, Series 2013-DSNY,
Class E 2.755%, 09/15/2026 (P)(S)	1,145,000	1,150,142
Banc of America Commercial
Mortgage Trust, Series 2007-3,
Class AJ 5.765%, 06/10/2049 (P)	1,500,000	1,549,602
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.207%, 10/10/2045 (S)	56,191,633	61,755
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,867,107
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,859,202
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,766,013
Series 2007-1, Class A3,
5.449%, 01/15/2049	151,436	151,242
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	349,048	349,175
Series 2007-3, Class AM,
5.765%, 06/10/2049 (P)	1,000,000	1,088,486
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,188,928
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	2,800,000	3,100,006
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	804,877
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,114
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.505%, 04/25/2035 (P)(S)	1,472,301	1,362,950
Series 2005-4A , Class A2,
0.545%, 01/25/2036 (P)(S)	1,177,766	1,036,487
Series 2006-2A, Class A2,
0.435%, 07/25/2036 (P)(S)	1,156,030	1,001,066
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	1,358,987	1,378,294
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	1,464,859	1,485,774
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.855%, 01/25/2035 (P)	2,546,652	2,471,411
Series 2005-1, Class A1,
0.715%, 01/25/2035 (P)	1,400,967	1,394,893
Series 2005-5, Class 1A4,
0.715%, 07/25/2035 (P)	1,597,686	1,439,617
Series 2005-7, Class 11A1,
0.695%, 08/25/2035 (P)	3,402,526	3,201,603

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	$1,030,822	$1,058,298
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,102,835	1,139,585
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR16, Class AJ,
5.897%, 06/11/2040 (P)	700,000	716,603
Series 2007-PWR16, Class C,
5.897%, 06/11/2040 (P)(S)	860,000	732,060
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.812%, 11/11/2041 (S)	23,040,517	172,850
Series 2005-PWR8, Class X1 IO,
0.942%, 06/11/2041 (S)	49,046,091	177,302
Series 2004-PWR5, Class X1 IO,
0.978%, 07/11/2042 (S)	58,309	731
Series 2004-T16, Class X1 IO,
0.899%, 02/13/2046 (S)	81,906	375
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.365%, 12/25/2036 (P)	1,094,289	804,164
BHMS Mortgage Trust
4.846%, 07/08/2033	1,000,000	998,566
Series 2014-ATLS, Class DFL,
1.000%, 07/05/2033	1,900,000	1,899,998
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.534%, 03/10/2033 (S)	46,410,000	1,763,626
CD Mortgage Trust, Series 2006-CD3,
Class AJ 5.688%, 10/15/2048	500,000	485,167
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.604%, 04/15/2044 (S)	12,973,494	469,692
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	515,397	522,167
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,573,593
Series 2005-CD1, Class C,
5.399%, 07/15/2044 (P)	1,055,000	1,089,124
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.969%, 05/15/2046 (P)	700,000	719,361
Commercial Mortgage Pass
Through Certificates
Series 2006-GG7, Class AM,
6.014%, 07/10/2038 (P)	2,965,000	3,184,745
Series 2007-GG11, Class AJ,
6.257%, 12/10/2049 (P)	1,230,000	1,286,429
Series 2010-C1, Class D,
6.079%, 07/10/2046 (P)(S)	1,675,000	1,831,720
Series 2012-CR2, Class XA IO,
2.081%, 08/15/2045	26,033,694	2,714,221
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	930,000	1,018,619
Series 2012-LC4, Class C,
5.823%, 12/10/2044 (P)	2,055,000	2,304,370

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2012-LC4, Class XA IO,
2.652%, 12/10/2044 (S)	$6,053,204	$755,113
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	2,020,000	2,043,887
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	766,336
Series 2013-CR11, Class B,
5.332%, 10/10/2046 (P)	2,740,000	3,042,926
Series 2013-CR13, Class C,
4.915%, 12/10/2023 (P)	1,420,000	1,483,913
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,780,000	1,935,123
Series 2014-CR14, Class C,
4.759%, 02/10/2047 (P)	1,000,000	1,039,187
Series 2014-CR14, Class D,
4.759%, 02/10/2047 (P)(S)	800,000	752,364
Series 2014-CR15, Class D,
4.921%, 02/10/2047 (P)(S)	500,000	476,234
Series 2014-CR15, Class XA IO,
1.511%, 02/10/2047	18,405,440	1,368,205
Series 2014-CR16, Class C,
5.070%, 04/10/2047 (P)	1,710,000	1,783,757
Series 2014-CR16, Class XA IO,
1.444%, 04/10/2047	12,197,600	956,768
Series 2014-FL4, Class D,
2.600%, 07/13/2031 (P)(S)	1,840,000	1,838,082
Series 2014-TWC, Class D,
2.406%, 02/13/2032 (P)(S)	1,390,000	1,384,927
Series 2014-UBS2, Class D,
5.183%, 03/10/2047 (P)(S)	1,000,000	955,476
Series 2014-UBS2, Class XA IO,
1.604%, 03/10/2047	10,470,636	969,560
Commercial Mortgage Trust
Series 2005-GG5, Class AJ,
5.412%, 04/10/2037 (P)	925,000	937,366
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,644,804
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.385%, 01/15/2049 (P)	1,000,000	951,880
Series 2007-C3, Class AM,
5.892%, 06/15/2039 (P)	1,550,000	1,639,571
Series 2007-C4, Class A1,
6.097%, 09/15/2039 (P)	3,600,000	3,928,810
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.492%, 02/15/2038 (S)	49,988,757	31,043
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,705,728	2,801,362
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,256,764
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.695%, 06/25/2034 (P)	1,653,312	1,554,040
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.606%, 07/19/2044 (P)	1,920,023	1,759,062

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.296%, 12/05/2031 (P)(S)	$1,660,000	$1,664,519
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,150,182
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	840,972	834,303
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.774%, 11/25/2049 (P)(S)	1,055,000	1,131,097
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	924,546
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,188,167
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,561,555
Series 2005-C1, Class XC IO,
0.625%, 06/10/2048 (S)	843,474	748
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
2.920%, 08/19/2034 (P)	1,105,129	1,080,818
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.833%, 12/10/2043 (S)	59,713,019	694,104
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,155,593
Series 2005-GG4, Class XC IO,
0.881%, 07/10/2039 (S)	1,324,060	3,363
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,161,970
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	1,300,000	1,256,199
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.755%, 04/10/2038 (P)	1,500,000	1,552,467
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.434%, 08/19/2045	4,517,715	241,534
Series 2005-9, Class 2A1C,
0.606%, 06/20/2035 (P)	2,135,791	1,982,614
Series 2005-8, Class 1X IO,
2.112%, 09/19/2035	4,816,755	251,237
Series 2007-3, Class ES IO,
0.349%, 05/19/2047 (P)(S)	5,785,843	61,475
Series 2007-4, Class ES IO,
0.349%, 07/19/2047 (P)	6,198,163	61,982
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (P)(S)	4,851,467	51,547
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.159%, 07/15/2029 (P)(S)	1,770,000	1,770,002
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.906%, 11/05/2030 (P)(S)	1,680,000	1,685,307
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,186,000	1,214,229
Series 2013-HLT, Class EFX,
5.609%, 11/05/2030 (P)(S)	1,000,000	1,023,026

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.191%, 07/25/2035	$22,099,970	$1,568,170
Series 2005-AR18, Class 1X IO,
2.046%, 10/25/2036	15,592,868	1,232,621
Series 2005-AR18, Class 2X IO,
1.690%, 10/25/2036	20,378,045	705,814
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	28,158,038	1,346,095
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.835%, 04/15/2047 (P)	2,035,000	2,087,591
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB13, Class AJ,
5.490%, 01/12/2043 (P)	1,000,000	987,102
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	599,698	602,853
Series 2005-LDP5, Class A3,
5.433%, 12/15/2044 (P)	2,807,859	2,821,118
Series 2005-LDP5, Class AM,
5.446%, 12/15/2044 (P)	2,000,000	2,102,936
Series 2005-LDP5, Class A4,
5.404%, 12/15/2044 (P)	2,025,000	2,100,158
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,103,424
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,870,869
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,002,857
Series 2007-CB19, Class AJ,
5.892%, 02/12/2049 (P)	700,000	631,448
Series 2011-C3A, Class XA IO,
1.367%, 02/15/2046 (S)	23,654,014	1,078,126
Series 2011-C4, Class XA IO,
1.667%, 07/15/2046 (S)	33,823,672	1,611,563
Series 2013-JWRZ, Class E,
3.895%, 04/15/2030 (P)(S)	1,000,000	1,000,042
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,859,953
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,234,453	1,327,623
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,787,391	4,099,407
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class AM,
6.217%, 02/15/2051 (P)	4,690,330	5,195,277
Series 2007-LDPX, Class AM,
5.464%, 01/15/2049 (P)	5,055,000	5,325,726
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	26,750,000	2,611,736
Series 2013-JWRZ, Class D,
3.145%, 04/15/2030 (P)(S)	1,455,000	1,459,490
Series 2014-FBLU, Class D,
2.755%, 12/15/2028 (P)(S)	2,260,000	2,267,153
Series 2014-FBLU, Class E,
3.655%, 12/15/2028 (P)(S)	1,620,000	1,620,885
Series 2014-INN, Class F,
4.155%, 06/15/2029 (P)(S)	2,510,000	2,504,024

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	$1,500,000	$1,517,145
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,021,008
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	818,554
Series 2006-C4, Class AJ,
6.049%, 06/15/2038 (P)	950,000	995,819
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,037,586
Series 2007-C7, Class AJ,
6.456%, 09/15/2045 (P)	1,300,000	1,369,316
Series 2004-C1, Class XCL IO,
0.700%, 01/15/2036 (S)	5,451,858	32,897
Series 2005-C1, Class XCL IO,
0.983%, 02/15/2040 (S)	304,870	982
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.405%, 02/25/2030 (P)(S)	1,380,991	1,256,833
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.255%, 11/25/2034 (P)	1,675,000	1,624,763
Series 2004-13, Class 2A1,
2.642%, 04/21/2034 (P)	312,092	315,861
Series 2004-8, Class 5A1,
2.517%, 08/25/2034 (P)	295,938	294,908
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,021,940	1,062,375
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A1
2.147%, 12/25/2034 (P)	1,425,063	1,397,225
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.531%, 02/12/2051 (S)	51,830,965	638,506
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	5,961	5,955
Series 2005-CIP1, Class XC IO,
0.416%, 07/12/2038 (S)	128,415,779	236,028
Series 2006-C2, Class X IO,
0.536%, 08/12/2043 (S)	14,025,485	90,927
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	3,740,000	3,945,876
Series 2007-5, Class AMFL,
0.336%, 08/12/2048 (P)(S)	1,000,000	934,083
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	3,050,000	3,189,178
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class AJ
5.239%, 12/12/2049	1,000,000	1,003,071
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
2.024%, 08/15/2045 (S)	18,972,495	1,672,938
Series 2012-C6, Class XA IO,
2.304%, 11/15/2045 (S)	14,611,480	1,480,669
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,005,856

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C7, Class C,
4.326%, 02/15/2046 (P)	$1,149,000	$1,153,348
Series 2013-C7, Class XA IO,
1.864%, 02/15/2046	8,531,777	803,019
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044 (P)	900,000	902,905
Series 2006-T23, Class A4,
5.984%, 08/12/2041 (P)	630,000	674,930
Series 2007-IQ14, Class AM,
5.869%, 04/15/2049 (P)	3,595,000	3,805,631
Series 2011-C3, Class XA IO,
1.411%, 07/15/2049 (S)	20,142,467	823,484
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,456,001
Series 2005-IQ9, Class X1 IO,
1.281%, 07/15/2056 (S)	321,332	3,974
Series 2005-T17, Class X1 IO,
0.836%, 12/13/2041 (S)	699,907	1,743
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.677%, 08/25/2034 (P)	2,293,355	2,275,605
MortgageIT Trust, Series 2005-2,
Class 1A2 0.485%, 05/25/2035 (P)	1,435,117	1,339,828
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,797,686
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	486,268	502,737
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.445%, 07/25/2035 (P)	1,657,421	1,625,514
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.366%, 12/25/2045	11,408,762	1,326,435
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	2,849	2,895
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.356%, 05/20/2035 (P)	4,045	3,776
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	810,022
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.605%, 11/25/2023 (P)	1,722,505	1,726,221
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.636%, 03/25/2044 (P)	1,410,449	1,395,665
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	971,289
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,015,000	1,098,179
Series 2012-C1, Class C,
5.719%, 05/10/2045 (P)(S)	815,000	897,783
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.929%, 05/10/2063 (S)	23,237,056	1,951,541

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	$1,919,000	$1,944,189
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,713,748
Series 2005-C21, Class AJ,
5.414%, 10/15/2044 (P)	2,170,000	2,244,930
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,060,470
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,551,129
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,900,000	3,146,051
Series 2007-C33, Class AJ,
6.140%, 02/15/2051 (P)	1,000,000	1,050,062
Series 2005-C17, Class XC IO,
0.438%, 03/15/2042 (S)	49,549,435	49,847
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	38,481
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.555%, 06/25/2044 (P)	1,127,868	1,047,436
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,363,586	1,441,976
Series 2005-AR13, Class X IO,
1.456%, 10/25/2045	60,670,407	3,259,851
Series 2005-AR19, Class A1A2,
0.445%, 12/25/2045 (P)	2,088,567	1,968,825
Series 2005-AR2, Class 2A1B,
0.525%, 01/25/2045 (P)	2,946,898	2,733,867
Series 2005-AR2, Class 2A3,
0.505%, 01/25/2045 (P)	1,167,339	1,092,302
Series 2005-AR8, Class 2AB2,
0.575%, 07/25/2045 (P)	3,570,999	3,392,542
Series 2005-AR8, Class 2AB3,
0.515%, 07/25/2045 (P)	905,149	855,224
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	8,231	8,399
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	4,595,000	4,440,806
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	3,190,000	2,873,727
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.619%, 03/25/2035 (P)	1,019,556	1,012,314
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.789%, 03/15/2044 (S)	24,209,109	1,440,757
Series 2012-C10, Class XA IO,
1.955%, 12/15/2045 (S)	8,885,186	924,282
Series 2012-C9, Class XA IO,
2.388%, 11/15/2045 (S)	26,749,152	3,142,250
Series 2013-C15, Class B,
4.634%, 08/15/2046 (P)	1,505,000	1,592,424
Series 2013-C15, Class C,
4.634%, 08/15/2046 (P)	1,000,000	1,032,932

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2013-C16, Class B,
5.150%, 09/15/2046 (P)	$880,000	$966,056
Series 2013-C16, Class XA IO,
1.227%, 09/15/2046	15,590,834	902,600

		294,334,707
U.S. Government Agency - 3.5%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	5,120,715	920,857
Series 3387, Class SB IO,
6.265%, 11/15/2037	8,408,633	1,482,696
Series 3632, Class AP,
3.000%, 02/15/2040	3,434,207	3,550,369
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,262,804	139,180
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,571,039	561,362
Series 3943, Class DI IO,
4.000%, 11/15/2039	4,335,678	577,919
Series 4030, Class BI IO,
5.000%, 01/15/2042	3,296,871	722,042
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,521,928	538,713
Series K006, Class BX1 IO,
5.532%, 02/25/2020	4,479,053	1,140,985
Series K010, Class X1 IO,
0.527%, 10/25/2020	37,244,197	568,942
Series K011, Class X1 IO,
0.494%, 11/25/2020	55,817,658	956,324
Series K014, Class X1 IO,
1.423%, 04/25/2021	15,136,135	1,043,273
Series K017, Class X1 IO,
1.586%, 12/25/2021	24,753,903	2,048,806
Series K018, Class X1 IO,
1.593%, 01/25/2022	10,831,447	905,368
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	986,513
Series K021, Class X1 IO,
1.642%, 06/25/2022	16,899,820	1,584,950
Series K022, Class X1 IO,
1.427%, 07/25/2022	18,723,219	1,517,948
Series K024, Class X1,
1.021%, 09/25/2022	11,134,374	639,592
Series K026, Class X1 IO,
1.174%, 11/25/2022	13,714,675	942,939
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,766,244
Series K705, Class X1 IO,
1.891%, 09/25/2018	15,667,655	970,987
Series K707, Class X1 IO,
1.688%, 12/25/2018	11,523,629	667,863
Series K709, Class X1 IO,
1.670%, 03/25/2019	9,574,893	577,088
Series K710, Class X1 IO,
1.911%, 05/25/2019	21,096,186	1,501,289
Series KAIV, Class X1 IO,
1.368%, 06/25/2021	26,014,872	1,812,664
Series KS01, Class X1 IO,
1.785%, 01/25/2023	19,536,348	1,687,765

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-41, Class 3A,
6.539%, 07/25/2032 (P)	$2,011	$2,305
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	460	526
Series 2002-W3, Class A5,
7.500%, 11/25/2041	15,460	18,056
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	711,372	118,261
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	848,771	125,115
Series 2011-118, Class CD,
3.500%, 10/25/2039	4,628,142	4,831,368
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,587,390	1,676,205
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,729,800	2,832,727
Series 2012-103, Class PS IO,
6.495%, 04/25/2042	4,184,253	862,993
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,213,569	906,815
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,142,691	939,045
Series 2012-30, Class PB,
2.250%, 10/25/2040	3,172,716	3,191,965
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,705,680	2,586,430
Series 2012-M5, Class X IO,
0.740%, 02/25/2022	15,428,819	579,506
Series 2012-MB, Class X1 IO,
2.322%, 12/25/2019	12,742,157	921,678
Series 402, Class 3 IO,
4.000%, 11/25/2039	579,060	113,211
Series 402, Class 4 IO,
4.000%, 10/25/2039	892,951	162,353
Series 402, Class 7 IO,
4.500%, 11/25/2039	887,827	177,759
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,640,667	338,455
Series 407, Class 21 IO,
5.000%, 01/25/2039	801,938	124,911
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,428,472	311,975
Series 407, Class 8 IO,
5.000%, 03/25/2041	711,449	151,959
Series 407, Class C6 IO,
5.500%, 01/25/2040	5,495,629	1,224,287
Government National
Mortgage Association
Series 2012-114, Class IO,
1.038%, 01/16/2053	22,144,600	1,930,788
Series 2012-120, Class IO,
0.992%, 02/16/2053	17,012,950	1,302,920
Series 2012-125, Class IO,
0.860%, 02/16/2053	21,948,350	1,499,928
Series 2012-70, Class IO,
0.967%, 08/16/2052	14,849,589	939,355

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	$7,231,568	$1,075,601

		60,759,175

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $345,826,569)		$355,093,882

ASSET BACKED SECURITIES - 6.8%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.830%, 05/25/2035 (P)	1,035,000	988,017
ACG Trust III 3.405%, 12/25/2035 (P)(S)	861,487	803,337
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1,
0.605%, 10/25/2035 (P)	2,220,000	1,930,901
Series 2004-3, Class A1,
0.875%, 09/25/2034 (P)	452,156	443,258
Aircraft Lease Securitisation, Ltd.
0.419%, 05/10/2032 (P)(S)	1,039,128	1,018,345
Airlie CLO 2006-I, Ltd., Series 2006-1A,
Class B 0.981%, 05/20/2020 (P)(S)	1,500,000	1,480,145
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	690,000	694,352
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	1,000,000	1,000,000
Ameriquest Mortgage Securities, Inc.
0.565%, 01/25/2036 (P)	1,100,000	1,001,938
Series 2005-R3, Class M2,
0.625%, 05/25/2035 (P)	1,480,000	1,395,529
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	74	79
Apidos CDO IV
3.835%, 10/27/2018 (P)(S)	700,000	687,978
Apidos Cinco CDO, Ltd.
4.483%, 05/14/2020 (P)(S)	1,000,000	984,180
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	3,035,000	3,036,827
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.980%, 05/25/2034 (P)	813,463	791,457
Series 2003-W10, Class M1,
1.235%, 01/25/2034 (P)	814,059	783,403
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,113,992
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.785%, 03/25/2035 (P)	1,221,842	1,168,253
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.884%, 04/15/2021 (P)	1,000,000	978,136
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.384%, 07/14/2022 (P)(S)	1,000,000	964,689
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,296,906
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.395%, 07/25/2036 (P)(S)	1,653,899	1,543,230

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.455%, 06/27/2033 (P)(S)	$1,574,960	$1,386,453
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	1,985,000	1,984,559
Chase Issuance Trust, Series 2014-A6,
Class A 1.260%, 07/15/2019	1,666,000	1,664,592
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.650%, 09/20/2019	1,115,000	1,256,165
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.719%, 06/25/2037 (P)	752,290	777,842
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,969,156	4,055,350
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,583,889	1,694,981
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.380%, 02/25/2035 (P)	1,376,520	1,405,902
Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1,
0.625%, 05/25/2036 (P)(S)	2,300,000	2,217,632
Series 2014-ICE, Class D,
2.500%, 04/15/2027 (P)	1,400,000	1,404,182
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.575%, 07/25/2035 (P)	$790,000	759,143
Series 2005-CB2, Class M1,
0.815%, 04/25/2036 (P)	1,150,008	1,136,695
Series 2006-MH1, Class B1,
5.500%, 10/25/2036 (P)(S)	460,000	326,438
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,906,667	1,906,598
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	2,977,016	3,159,680
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.734%, 01/11/2021 (P)(S)	1,200,000	1,173,059
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.845%, 11/25/2035 (P)	1,850,000	1,804,127
Fairway Loan Funding Company,
Series 2006-1A, Class B2L
4.033%, 10/17/2018 (P)(S)	1,500,000	1,501,520
Foothill CLO, Ltd., Series 2007-1A,
Class D 1.685%, 02/22/2021 (P)(S)	1,000,000	963,081
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	1,470,000	1,476,070
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,898,260
Series 2012-5, Class A,
1.490%, 09/15/2019	1,340,000	1,339,054
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.920%, 06/25/2035 (P)	612,197	613,791
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,624,094

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.732%, 08/20/2021 (P)(S)	$1,000,000	$987,416
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.634%, 04/15/2019 (P)(S)	2,000,000	1,918,406
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.234%, 10/18/2021 (P)(S)	1,100,000	1,100,767
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.425%, 10/25/2035 (P)	2,169,722	2,037,408
GSAA Trust, Series 2005-10, Class M3
0.705%, 06/25/2035 (P)	2,000,000	1,897,690
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.455%, 03/25/2035 (P)(S)	1,833,433	1,784,682
Harch CLO III, Ltd., Series 2007-1A,
Class D 1.984%, 04/17/2020 (P)(S)	1,300,000	1,253,214
Hewett’s Island Clo V, Ltd.,
Series 2006-5A, Class E
3.827%, 12/05/2018 (P)(S)	512,365	503,368
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	500,000	501,999
Home Equity Asset Trust
Series 2005-6, Class M1,
0.625%, 12/25/2035 (P)	1,025,000	1,022,008
Series 2005-1, Class M4,
1.175%, 05/25/2035 (P)	875,000	843,335
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.525%, 10/25/2035 (P)	1,490,000	1,426,896
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	1,580,000	1,578,730
John Deere Owner Trust, Series 2014-B,
Class A4 1.500%, 06/15/2021	1,700,000	1,698,406
LCM V Ltd., Series 5A, Class D
0.900%, 03/21/2019 (P)(S)	2,000,000	1,932,690
Loomis Sayles CLO I, Ltd.
Series 2006-1A, Class D,
1.835%, 10/26/2020 (P)(S)	2,200,000	2,160,149
4.085%, 10/26/2020 (P)(S)	531,679	523,178
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.905%, 09/25/2035 (P)	640,103	602,418
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.830%, 03/25/2035 (P)	2,500,000	2,361,030
Northwoods Capital V, Ltd.,
Series 2005-5A, Class C2
1.020%, 12/07/2020 (S)	2,000,000	1,999,488
Northwoods Capital VII, Ltd.,
Series 2006-7A, Class A3
0.472%, 10/22/2021 (P)(S)	552,086	551,590
RAMP Series Trust, Series 2005-RS7,
Class M1 0.655%, 07/25/2035 (P)	1,400,000	1,200,688
RAMP Trust, Series 2005-RS3, Class M1
0.575%, 03/25/2035 (P)	985,000	930,846
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,501,241
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,923,053	1,918,784

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	$1,205,154	$1,276,214
Soundview Home Loan Trust
Series 2006-OPT2, Class A3,
0.335%, 05/25/2036 (P)	632,316	586,972
Series 2005-CTX1, Class M2,
0.595%, 11/25/2035 (P)	1,240,000	1,159,223
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.455%, 12/25/2036 (P)	3,250,000	3,129,344
Series 2005-AB1, Class M1,
0.585%, 03/25/2036 (P)	1,000,000	978,264
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2005-2XS,
Class 2A2 1.655%, 02/25/2035 (P)	1,495,208	1,482,731
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	1,105,000	1,100,147
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,275,250	2,311,340
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,185,000	1,183,467
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	713,124	716,913
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	892,285	899,814
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	512,635	517,537
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	2,492,856	2,532,587
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	1,416,644	1,440,108
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	1,117,982	1,117,982

TOTAL ASSET BACKED SECURITIES (Cost $114,930,281)		$117,303,290

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	17	10

TOTAL COMMON STOCKS (Cost $443)		$10

PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$455,892
Financials - 0.5%
Ally Financial, Inc., 7.000% (S)	1,662	1,670,985
Discover Financial Services, 6.500%	31,500	805,770
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%) (L)	30,650	874,445
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	48,000	1,290,240
Regions Financial Corp., 6.375%	46,355	1,153,776
The Goldman Sachs Group, Inc., 5.500%	35,450	867,816
Wells Fargo & Company,
Series L, 7.500%	1,246	757,549
Weyerhaeuser Company, 6.375%	5,600	323,456

		7,744,037

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	$745,313
United Technologies Corp., 7.500% (L)	16,493	990,570

		1,735,883
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,479,255
Exelon Corp., 6.500%	13,538	683,669

		2,162,924

TOTAL PREFERRED SECURITIES (Cost $11,598,180)		$12,098,736

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	221,200

TOTAL ESCROW CERTIFICATES (Cost $29,440)		$221,200

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	439,171	$4,394,828

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,394,536)		$4,394,828

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 3.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	55,610,167	55,610,167
Repurchase Agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 08/29/2014 at 0.030% to be
repurchased at $17,152,000 on
09/02/2014, collateralized by
$12,258,300 Treasury Inflation Index
Bonds, 2.000% due 01/15/2026 (valued
at $17,495,149, including interest)	$17,152,000	$17,152,000
Repurchase Agreement with State
Street Corp. dated 08/29/2014 at
0.000% to be repurchased at $3,628,000
on 09/02/2014, collateralized by
$3,755,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$3,702,392, including interest)	3,628,000	3,628,000

		20,780,000

TOTAL SHORT-TERM INVESTMENTS (Cost $76,390,167)		$76,390,167

Total Investments (Active Bond Fund)
(Cost $1,689,768,129) - 102.7%		$1,759,729,021
Other assets and liabilities, net - (2.7%)		(46,558,913)

TOTAL NET ASSETS - 100.0%		$1,713,170,108

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 10.3%
Auto Components - 0.7%
Lear Corp.	45,200	$4,571,076
Tower International, Inc. (I)	16,300	546,539

		5,117,615
Diversified Consumer Services - 0.2%
Capella Education Company	8,500	553,435
Strayer Education, Inc. (I)	10,900	661,848

		1,215,283
Hotels, Restaurants & Leisure - 1.4%
Burger King Worldwide, Inc.	21,500	688,860
Marriott International, Inc., Class A	142,600	9,896,440

		10,585,300
Household Durables - 1.1%
Harman International Industries, Inc.	73,000	8,400,840
Internet & Catalog Retail - 1.4%
Expedia, Inc.	109,300	9,388,870
Nutrisystem, Inc.	96,000	1,566,720

		10,955,590
Media - 2.5%
Cablevision Systems Corp., Class A (L)	301,000	5,571,510
The Walt Disney Company	36,800	3,307,584
Thomson Reuters Corp.	124,400	4,714,760
Time Warner Cable, Inc.	1,600	236,688
Time Warner, Inc.	65,000	5,006,950

		18,837,492
Specialty Retail - 1.7%
Aaron’s, Inc.	84,400	2,162,328
AutoZone, Inc. (I)	5,900	3,179,156
O’Reilly Automotive, Inc. (I)	30,900	4,819,782
The Gap, Inc.	59,800	2,759,770

		12,921,036
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc.	42,100	4,322,828
Skechers U.S.A., Inc., Class A (I)	99,000	5,778,630

		10,101,458

		78,134,614
Consumer Staples - 6.2%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	99,100	6,235,372
Monster Beverage Corp. (I)	1,300	114,933

		6,350,305
Food & Staples Retailing - 0.9%
CVS Health Corp.	84,300	6,697,635
Food Products - 3.7%
Archer-Daniels-Midland Company	77,500	3,864,150
Omega Protein Corp. (I)	6,900	103,983
Pilgrim’s Pride Corp. (I)	254,000	7,586,980
Sanderson Farms, Inc. (L)	91,400	8,529,448
Tyson Foods, Inc., Class A	216,700	8,247,602

		28,332,163
Household Products - 0.8%
Kimberly-Clark Corp.	52,900	5,713,200

		47,093,303

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 10.3%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	149,600	$10,343,344
Matrix Service Company (I)	19,900	561,379
Nabors Industries, Ltd.	365,800	9,953,418
Patterson-UTI Energy, Inc.	288,200	9,954,428
Pioneer Energy Services Corp. (I)	29,100	447,558
RPC, Inc.	37,300	849,321

		32,109,448
Oil, Gas & Consumable Fuels - 6.1%
ConocoPhillips	148,400	12,053,048
EOG Resources, Inc.	76,900	8,449,772
Exxon Mobil Corp.	49,700	4,943,162
Hess Corp.	67,300	6,804,030
REX American Resources Corp. (I)	25,100	2,681,433
SM Energy Company	20,800	1,852,032
Whiting Petroleum Corp. (I)	106,200	9,840,492

		46,623,969

		78,733,417
Financials - 15.8%
Banks - 4.7%
Associated Banc-Corp.	53,600	974,448
Banc of California, Inc.	7,800	93,756
BOK Financial Corp.	8,000	539,040
City National Corp.	27,700	2,101,876
Comerica, Inc.	180,700	9,096,438
First Citizens BancShares, Inc., Class A	9,300	2,137,047
Frost Bankers, Inc.	32,200	2,530,920
JPMorgan Chase & Company	185,400	11,022,030
MidSouth Bancorp, Inc.	7,600	145,236
OFG Bancorp	52,500	834,750
Popular, Inc. (I)	44,300	1,371,528
Simmons First National Corp., Class A	9,700	387,224
Sterling Bancorp	17,900	226,793
SVB Financial Group (I)	7,800	868,296
United Community Banks, Inc.	12,700	215,392
Wintrust Financial Corp.	73,700	3,432,209

		35,976,983
Capital Markets - 3.4%
Ameriprise Financial, Inc.	22,900	2,879,904
Arlington Asset Investment Corp., Class A (L)	40,500	1,151,010
BlackRock, Inc.	13,400	4,429,102
Invesco, Ltd.	171,400	6,999,976
Lazard, Ltd., Class A	176,400	9,642,024
Piper Jaffray Companies (I)	9,200	490,912

		25,592,928
Consumer Finance - 0.7%
Capital One Financial Corp.	62,300	5,112,338
Diversified Financial Services - 0.4%
Voya Financial, Inc.	71,000	2,775,390
Insurance - 3.9%
Alleghany Corp. (I)	19,100	8,234,583
American Financial Group, Inc.	5,600	335,832
Aspen Insurance Holdings, Ltd.	29,700	1,262,844
Lincoln National Corp.	61,000	3,357,440
PartnerRe, Ltd.	39,500	4,411,755
Principal Financial Group, Inc.	155,000	8,414,950
The Allstate Corp.	46,100	2,834,689
The Progressive Corp.	46,700	1,168,434

		30,020,527

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 2.3%
AG Mortgage Investment Trust, Inc.	72,000	$1,437,840
American Tower Corp.	32,700	3,224,220
Annaly Capital Management, Inc.	818,900	9,744,910
Capstead Mortgage Corp.	72,500	958,450
Potlatch Corp.	58,200	2,483,976

		17,849,396
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	25,000	3,340,250

		120,667,812
Health Care - 15.1%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (I)	25,800	4,367,682
Amgen, Inc.	3,200	446,016
Gilead Sciences, Inc. (I)	138,000	14,846,040
PDL BioPharma, Inc. (L)	708,300	7,146,747
United Therapeutics Corp. (I)	5,200	612,716

		27,419,201
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (I)	15,700	1,558,382
Health Care Providers & Services - 5.4%
Aetna, Inc.	41,400	3,400,182
Health Net, Inc. (I)	134,800	6,362,560
McKesson Corp.	55,400	10,804,662
Universal Health Services, Inc., Class B	85,100	9,738,844
WellPoint, Inc.	91,500	10,660,665

		40,966,913
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (I)	46,400	8,322,304
PAREXEL International Corp. (I)	1,800	101,592

		8,423,896
Pharmaceuticals - 4.8%
AbbVie, Inc.	60,600	3,349,968
Akorn, Inc. (I)	63,100	2,462,162
Allergan, Inc.	66,900	10,950,192
Hospira, Inc. (I)	44,100	2,369,934
Johnson & Johnson	166,900	17,312,537

		36,444,793

		114,813,185
Industrials - 12.1%
Aerospace & Defense - 6.0%
General Dynamics Corp.	85,000	10,476,250
Huntington Ingalls Industries, Inc.	91,800	9,373,698
Lockheed Martin Corp.	61,700	10,735,800
Northrop Grumman Corp.	79,400	10,101,268
Spirit Aerosystems Holdings, Inc., Class A (I)	55,100	2,113,085
The Boeing Company	19,800	2,510,640

		45,310,741
Airlines - 2.7%
Delta Air Lines, Inc.	257,800	10,203,724
Hawaiian Holdings, Inc. (I)	37,600	586,560
Southwest Airlines Company	312,400	9,999,924

		20,790,208
Commercial Services & Supplies - 0.1%
Kimball International, Inc., Class B	49,800	790,824
Construction & Engineering - 0.2%
Argan, Inc.	30,400	1,217,520

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.1%
Enphase Energy, Inc. (I)(L)	63,300	$891,264
Machinery - 1.8%
Blount International, Inc. (I)	13,900	222,122
IDEX Corp.	38,700	2,977,578
Illinois Tool Works, Inc.	13,500	1,190,835
Trinity Industries, Inc.	196,700	9,516,346

		13,906,881
Marine - 0.3%
Kirby Corp. (I)	15,800	1,884,782
Professional Services - 0.7%
Heidrick & Struggles International, Inc.	4,200	90,972
ManpowerGroup, Inc.	66,500	5,159,070
RPX Corp. (I)	22,800	346,332

		5,596,374
Road & Rail - 0.2%
Landstar System, Inc.	22,900	1,554,109
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (I)	1,600	188,240

		92,130,943
Information Technology - 19.6%
Electronic Equipment, Instruments & Components - 0.2%
Sanmina Corp. (I)	47,700	1,119,996
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (I)	30,800	1,860,936
Facebook, Inc., Class A (I)	190,100	14,223,282
LogMeIn, Inc. (I)	101,000	4,270,280
WebMD Health Corp. (I)(L)	40,600	1,963,010

		22,317,508
IT Services - 2.1%
Broadridge Financial Solutions, Inc.	114,500	4,870,830
Computer Sciences Corp.	146,900	8,783,151
DST Systems, Inc.	15,200	1,410,712
Fiserv, Inc. (I)	5,200	335,244
Forrester Research, Inc.	2,800	108,808
Gartner, Inc. (I)	7,100	529,589

		16,038,334
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (I)	108,000	1,123,200
Cirrus Logic, Inc. (I)	16,600	401,388
Intel Corp.	54,800	1,913,616
Micron Technology, Inc. (I)	315,800	10,295,080
Monolithic Power Systems, Inc.	14,700	702,366
NVIDIA Corp.	42,400	824,680
Skyworks Solutions, Inc.	176,100	9,977,826
TriQuint Semiconductor, Inc. (I)	35,700	737,741

		25,975,897
Software - 4.7%
AVG Technologies NV (I)	117,800	2,066,212
Electronic Arts, Inc. (I)	257,600	9,747,584
FactSet Research Systems, Inc. (L)	36,800	4,688,320
Manhattan Associates, Inc. (I)	208,100	6,009,928
Microsoft Corp.	70,893	3,220,669
NetScout Systems, Inc. (I)	61,500	2,833,305
Take-Two Interactive Software, Inc. (I)	315,000	7,405,650

		35,971,668
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	259,673	26,616,482

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Company	313,700	$11,920,600
Lexmark International, Inc., Class A	181,300	9,166,528

		47,703,610

		149,127,013
Materials - 4.8%
Chemicals - 1.4%
Minerals Technologies, Inc.	3,200	200,384
PPG Industries, Inc.	49,700	10,231,242

		10,431,626
Metals & Mining - 3.4%
Alcoa, Inc.	599,900	9,964,339
Compass Minerals International, Inc.	74,400	6,626,808
United States Steel Corp. (L)	244,400	9,446,060

		26,037,207

		36,468,833
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	315,200	15,703,264
Utilities - 2.0%
Electric Utilities - 1.7%
Edison International	107,700	6,369,378
Entergy Corp.	74,000	5,728,340
NRG Yield, Inc., Class A (L)	14,600	794,094

		12,891,812
Gas Utilities - 0.3%
AGL Resources, Inc.	43,600	2,324,316

		15,216,128

TOTAL COMMON STOCKS (Cost $661,637,791)		$748,088,512

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	2,260,486	22,620,906

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,620,370)		$22,620,906

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	10,991,377	10,991,377

TOTAL SHORT-TERM INVESTMENTS (Cost $10,991,377)		$10,991,377

Total Investments (All Cap Core Fund)
(Cost $695,249,538) - 102.8%		$781,700,795
Other assets and liabilities, net - (2.8%)		(20,970,691)

TOTAL NET ASSETS - 100.0%		$760,730,104

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 15.1%
Automobiles - 1.3%
Dongfeng Motor Group Company, Ltd.,
H Shares	525,590	$974,701
Fiat SpA (I)	255,530	2,499,094
Ford Motor Company	667,908	11,628,272
Harley-Davidson, Inc.	107,016	6,801,937
Tesla Motors, Inc. (I)(L)	7,210	1,944,537

		23,848,541
Diversified Consumer Services - 0.0%
The Honest Company, Inc. (I)	8,330	225,387
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp. (I)(L)	95,672	1,018,907
Compass Group PLC	86,764	1,412,143
McDonald’s Corp.	154,523	14,481,896
OPAP SA	98,335	1,574,849
Whitbread PLC	44,015	3,209,566
Wyndham Worldwide Corp.	53,958	4,367,361

		26,064,722
Household Durables - 3.1%
D.R. Horton, Inc.	315,300	6,835,704
Harman International Industries, Inc.	5,072	583,686
KB Home (L)	459,510	8,156,303
Lennar Corp., Class A	155,254	6,082,852
Newell Rubbermaid, Inc.	14,178	475,247
NVR, Inc. (I)	9,421	11,052,623
PulteGroup, Inc.	486,679	9,353,970
Whirlpool Corp.	97,928	14,984,943

		57,525,328
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (I)	23,700	8,035,248
Ctrip.com International, Ltd., ADR (I)(L)	9,835	631,112
Expedia, Inc.	16,522	1,419,240
Groupon, Inc. (I)(L)	911,654	6,199,247
Netflix, Inc. (I)	29,405	14,045,004
The Priceline Group, Inc. (I)	14,796	18,410,811
TripAdvisor, Inc. (I)	9,726	963,749
Vipshop Holdings, Ltd., ADR (I)(L)	1,177	231,434

		49,935,845
Media - 1.0%
CyberAgent, Inc.	21,373	732,319
Dentsu, Inc.	7,167	291,238
DHX Media, Ltd.	407,595	2,852,752
DISH Network Corp., Class A (I)	34,005	2,203,864
Loral Space & Communications, Inc. (I)	28,405	2,128,103
Solocal Group (I)	3,260,078	2,573,262
Time Warner, Inc.	49,332	3,800,044
Tribune Company (I)	10,785	822,896
WPP PLC	181,744	3,814,073

		19,218,551
Multiline Retail - 0.2%
Intime Retail Group Company, Ltd.	2,080,505	1,892,290
Tuesday Morning Corp. (I)(L)	144,141	2,533,999

		4,426,289
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	170,406	23,246,787
AutoZone, Inc. (I)	10,134	5,460,605
CarMax, Inc. (I)	20,365	1,067,126
Lowe’s Companies, Inc.	514,865	27,035,561
Office Depot, Inc. (I)	183,916	941,650

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Outerwall, Inc. (I)(L)	23,144	$1,363,876
Signet Jewelers, Ltd.	26,925	3,173,650
The Home Depot, Inc.	123,322	11,530,607
The TJX Companies, Inc.	213,972	12,754,871
Tiffany & Company	24,280	2,450,823
Zhongsheng Group Holdings, Ltd.	1,334,835	1,478,960

		90,504,516
Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products, Ltd.	553,239	1,064,509
Asics Corp.	35,348	724,056
Deckers Outdoor Corp. (I)	4,991	460,370
Kate Spade & Company (I)	32,125	1,038,923
Samsonite International SA	2,543,700	8,781,497
Skechers U.S.A., Inc., Class A (I)	9,299	542,783
Under Armour, Inc., Class A (I)	9,692	662,545

		13,274,683

		285,023,862
Consumer Staples - 5.3%
Beverages - 2.5%
Anheuser-Busch InBev NV	41,166	4,592,189
Anheuser-Busch InBev NV, ADR	76,902	8,596,106
Diageo PLC	315,204	9,301,759
Diageo PLC, ADR	39,577	4,744,095
Molson Coors Brewing Company, Class B	84,409	6,242,046
Monster Beverage Corp. (I)	23,210	2,051,996
Treasury Wine Estates, Ltd.	2,279,835	10,912,749

		46,440,940
Food & Staples Retailing - 0.3%
Metro AG (I)	20,326	715,963
Seven & I Holdings Company, Ltd.	89,108	3,577,704
Walgreen Company	32,525	1,968,413

		6,262,080
Food Products - 2.2%
Archer-Daniels-Midland Company	8,102	403,966
Greencore Group PLC	1,192,527	5,270,120
Ingredion, Inc.	96,340	7,684,078
Keurig Green Mountain, Inc.	22,407	2,987,301
Kraft Foods Group, Inc.	136,172	8,020,531
Mead Johnson Nutrition Company	5,147	492,053
Mondelez International, Inc., Class A	178,536	6,461,218
The Hershey Company	50,233	4,592,301
The WhiteWave Foods Company, Class A (I)	14,270	499,735
Unilever NV - NY Shares	124,118	5,168,274

		41,579,577
Household Products - 0.1%
Svenska Cellulosa AB SCA, B Shares	90,307	2,172,525
Personal Products - 0.0%
Kao Corp.	7,113	306,850
Tobacco - 0.2%
Philip Morris International, Inc.	43,895	3,756,534

		100,518,506
Energy - 7.8%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	41,867	2,894,684
Halliburton Company	71,885	4,860,145
Helmerich & Payne, Inc.	11,256	1,182,443
McDermott International, Inc. (I)(L)	106,289	765,281
Schlumberger, Ltd.	8,890	974,700

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Seventy Seven Energy, Inc. (I)	1,678	$39,383
Superior Energy Services, Inc.	8,817	316,001
Trican Well Service, Ltd.	767,520	11,089,616

		22,122,253
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	57,981	6,533,879
Athlon Energy, Inc. (I)	59,477	2,768,060
BG Group PLC	575,444	11,470,661
Cameco Corp. (L)	94,992	1,858,993
Chesapeake Energy Corp.	23,492	638,982
Chevron Corp.	72,998	9,449,591
Cobalt International Energy, Inc. (I)	752,340	11,548,419
Concho Resources, Inc. (I)	4,164	591,455
Diamondback Energy, Inc. (I)	31,944	2,758,364
Energen Corp.	13,872	1,116,419
Exxon Mobil Corp.	91,887	9,139,081
Golar LNG, Ltd. (I)(L)	6,133	386,379
Imperial Oil, Ltd. (L)	188,309	10,027,454
Karoon Gas Australia, Ltd. (I)	1,277,037	4,529,095
Marathon Oil Corp.	7,171	298,959
Occidental Petroleum Corp.	45,347	4,703,844
Pacific Rubiales Energy Corp.	164,800	3,429,986
Pioneer Natural Resources Company	124,467	25,970,040
Suncor Energy, Inc.	206,245	8,474,607
Tesoro Corp.	8,974	580,977
Tsakos Energy Navigation, Ltd.	702,282	5,407,571
Whiting Petroleum Corp. (I)	11,062	1,025,005
YPF SA, ADR	49,227	1,626,460

		124,334,281

		146,456,534
Financials - 11.9%
Banks - 3.7%
BOK Financial Corp.	59,311	3,996,375
Citigroup, Inc.	97,120	5,016,248
Fifth Third Bancorp	22,499	459,092
First Republic Bank	60,526	2,959,721
Frost Bankers, Inc. (L)	15,860	1,246,596
Grupo Financiero Banorte SAB
de CV, Series O	470,500	3,316,986
HDFC Bank, Ltd.	218,285	3,250,342
JPMorgan Chase & Company	162,094	9,636,488
M&T Bank Corp. (L)	91,681	11,334,522
The PNC Financial Services Group, Inc.	204,908	17,365,953
Wells Fargo & Company	223,947	11,519,834

		70,102,157
Capital Markets - 1.9%
BlackRock, Inc.	83,906	27,733,450
Henderson Group PLC	644,965	2,485,078
Julius Baer Group, Ltd. (I)	46,982	2,138,430
SEI Investments Company	107,503	4,073,826

		36,430,784
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	35,989	4,939,490
McGraw-Hill Financial, Inc.	34,837	2,826,326
Moody’s Corp.	31,090	2,909,091

		10,674,907
Insurance - 5.0%
ACE, Ltd.	148,480	15,787,878
Alleghany Corp. (I)	9,615	4,145,315

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	201,179	$11,278,095
Assured Guaranty, Ltd.	121,343	2,930,433
Fairfax Financial Holdings, Ltd.	10,514	4,844,679
FNF Group (I)	17,273	488,999
Markel Corp. (I)	15,834	10,447,273
Marsh & McLennan Companies, Inc.	386,681	20,532,761
MetLife, Inc.	322,715	17,665,419
St James’s Place PLC	228,742	2,727,550
White Mountains Insurance Group, Ltd.	6,253	3,965,903

		94,814,305
Real Estate Investment Trusts - 0.4%
Kennedy Wilson Europe Real Estate PLC	190,963	3,480,145
SL Green Realty Corp.	30,524	3,337,799

		6,817,944
Real Estate Management & Development - 0.3%
Daito Trust Construction Company, Ltd.	23,200	2,871,905
GAGFAH SA (I)	91,471	1,791,963
Jones Lang LaSalle, Inc.	3,258	435,301
Realogy Holdings Corp. (I)	29,330	1,195,784

		6,294,953

		225,135,050
Health Care - 15.2%
Biotechnology - 2.2%
Alkermes PLC (I)	9,516	425,651
Alnylam Pharmaceuticals, Inc. (I)	55,210	3,846,481
Arena Pharmaceuticals, Inc. (I)(L)	258,145	1,063,557
Biogen Idec, Inc. (I)	10,936	3,751,485
Celgene Corp. (I)	44,915	4,267,823
Gilead Sciences, Inc. (I)	56,028	6,027,492
Incyte Corp. (I)	57,276	3,104,359
Innate Pharma SA (I)(L)	97,354	1,121,157
Medivation, Inc. (I)	8,524	777,900
NPS Pharmaceuticals, Inc. (I)	17,650	532,677
Portola Pharmaceuticals, Inc. (I)(L)	85,177	2,375,587
Regeneron Pharmaceuticals, Inc. (I)	19,365	6,787,820
TESARO, Inc. (I)(L)	36,255	1,071,698
Vertex Pharmaceuticals, Inc. (I)	72,532	6,786,819

		41,940,506
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	135,400	8,645,290
Health Care Providers & Services - 2.9%
Acadia Healthcare Company, Inc. (I)	57,657	2,952,615
Aetna, Inc.	62,457	5,129,593
Cardinal Health, Inc.	136,288	10,044,426
Envision Healthcare Holdings, Inc. (I)	332,751	12,165,377
HCA Holdings, Inc. (I)	25,739	1,797,097
Humana, Inc.	8,207	1,056,569
Laboratory Corp. of America Holdings (I)	54,876	5,884,353
Tenet Healthcare Corp. (I)	24,516	1,499,889
UnitedHealth Group, Inc.	139,942	12,130,173
Universal Health Services, Inc., Class B	13,667	1,564,051

		54,224,143
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	1,101,790
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (I)	24,793	4,446,872
Pharmaceuticals - 9.3%
Actavis PLC (I)	70,686	16,044,308

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Astellas Pharma, Inc.	22,500	$324,452
AstraZeneca PLC	114,995	8,775,086
AstraZeneca PLC, ADR	41,682	3,168,249
Bristol-Myers Squibb Company	998,469	50,572,455
Eli Lilly & Company	122,998	7,817,753
Jazz Pharmaceuticals PLC (I)	13,897	2,264,099
Johnson & Johnson	166,957	17,318,450
Merck & Company, Inc.	433,329	26,047,406
Novo Nordisk A/S, Class B	19,702	903,648
Ono Pharmaceutical Company, Ltd.	132,808	11,875,060
Pacira Pharmaceuticals, Inc. (I)	5,710	618,165
Roche Holding AG	59,114	17,264,712
Salix Pharmaceuticals, Ltd. (I)	41,344	6,578,244
TherapeuticsMD, Inc. (I)	1,167,878	6,481,723

		176,053,810

		286,412,411
Industrials - 16.3%
Aerospace & Defense - 3.0%
Bombardier, Inc., Class B (L)	420,435	1,415,242
Curtiss-Wright Corp.	6,866	493,253
DigitalGlobe, Inc. (I)	265,528	8,064,085
Esterline Technologies Corp. (I)	29,908	3,506,115
Lockheed Martin Corp.	65,470	11,391,780
Moog, Inc., Class A (I)	31,010	2,198,609
Northrop Grumman Corp.	78,617	10,001,655
Raytheon Company	11,400	1,098,276
Rolls-Royce Holdings PLC (I)	177,613	3,013,873
Safran SA	51,621	3,384,738
TransDigm Group, Inc.	21,722	4,083,519
United Technologies Corp.	81,301	8,778,882

		57,430,027
Air Freight & Logistics - 1.0%
FedEx Corp.	8,830	1,305,780
United Parcel Service, Inc., Class B	170,262	16,571,600
UTi Worldwide, Inc. (I)	146,450	1,344,411

		19,221,791
Airlines - 0.8%
AirAsia BHD	3,348,392	2,560,014
American Airlines Group, Inc.	194,926	7,584,571
Gol Linhas Aereas Inteligentes SA, ADR (L)	43,515	267,617
JetBlue Airways Corp. (I)(L)	288,922	3,533,516
United Continental Holdings, Inc. (I)	13,399	637,926

		14,583,644
Building Products - 0.6%
Daikin Industries, Ltd.	6,754	466,266
Geberit AG	1,156	392,662
Lennox International, Inc.	99,195	8,308,573
Owens Corning	82,014	2,952,504

		12,120,005
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (I)	90,649	5,487,890
Construction & Engineering - 1.2%
AECOM Technology Corp. (I)	388,089	14,685,288
China Machinery Engineering Corp., H Shares	2,356,000	1,364,694
Jacobs Engineering Group, Inc. (I)	103,455	5,577,259

		21,627,241
Electrical Equipment - 2.2%
Acuity Brands, Inc.	109,875	13,611,315

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Capstone Turbine Corp. (I)(L)	2,281,810	$2,852,263
Eaton Corp. PLC	123,846	8,645,689
Hubbell, Inc., Class B	13,847	1,674,102
Nidec Corp.	85,549	5,467,824
Schneider Electric SE (I)	39,131	3,310,425
SolarCity Corp. (I)(L)	14,186	974,294
Zumtobel Group AG	211,669	4,416,032

		40,951,944
Industrial Conglomerates - 0.9%
3M Company	35,656	5,134,464
Danaher Corp.	147,802	11,323,111

		16,457,575
Machinery - 1.5%
Allison Transmission Holdings, Inc.	290,963	8,926,745
Arcam AB (I)(L)	108,225	2,962,929
Barnes Group, Inc.	44,669	1,529,467
IDEX Corp.	50,441	3,880,931
PACCAR, Inc.	116,529	7,319,186
Pall Corp.	43,563	3,675,410
SMC Corp.	1,404	367,592

		28,662,260
Marine - 0.3%
Mitsui O.S.K. Lines, Ltd.	753,280	2,760,303
Nippon Yusen KK	651,935	1,919,107
Pacific Basin Shipping, Ltd.	2,345,000	1,439,481

		6,118,891
Professional Services - 1.9%
IHS, Inc., Class A (I)	111,051	15,821,436
ManpowerGroup, Inc.	90,713	7,037,515
Nielsen Holdings NV	246,771	11,595,769
Robert Half International, Inc.	10,256	514,954

		34,969,674
Road & Rail - 0.8%
AMERCO	7,860	2,183,587
Canadian National Railway Company	55,264	3,969,066
DSV A/S	128,967	3,960,982
Hertz Global Holdings, Inc. (I)	95,127	2,811,003
Kansas City Southern	13,765	1,587,930

		14,512,568
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (I)	468,613	13,013,383
MSC Industrial Direct Company, Inc., Class A	90,227	8,133,062
Rexel SA	265,642	5,291,519
WESCO International, Inc. (I)	91,491	7,684,329

		34,122,293
Transportation Infrastructure - 0.0%
Groupe Eurotunnel SA	41,062	528,533

		306,794,336
Information Technology - 20.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	952,306	23,798,127
F5 Networks, Inc. (I)	38,295	4,755,856
Palo Alto Networks, Inc. (I)	7,787	661,817
Parkervision, Inc. (I)(L)	1,388,500	1,721,740

		30,937,540
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	48,430	3,035,592

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Truly International Holdings, Ltd.	1,489,700	$808,893

		3,844,485
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (I)	203,763	12,311,360
Angie’s List, Inc. (I)(L)	208,826	1,601,695
AOL, Inc. (I)	115,745	5,002,499
Baidu, Inc., ADR (I)	15,092	3,237,536
CoStar Group, Inc. (I)	15,745	2,279,089
Facebook, Inc., Class A (I)	215,968	16,158,726
Gogo, Inc. (I)(L)	298,891	5,060,225
Google, Inc., Class A (I)	7,724	4,498,149
Google, Inc., Class C (I)	19,398	11,087,897
InterActiveCorp	23,554	1,639,123
Monster Worldwide, Inc. (I)	718,500	4,145,745
Pandora Media, Inc. (I)	62,260	1,683,510
Tencent Holdings, Ltd.	37,840	615,879
Yahoo!, Inc. (I)	7,767	299,107
Yelp, Inc. (I)(L)	178,934	14,747,740

		84,368,280
IT Services - 1.3%
Accenture PLC, Class A	131,836	10,686,626
Amadeus IT Holding SA, A Shares	24,305	904,321
Automatic Data Processing, Inc.	68,259	5,698,261
Fidelity National Information Services, Inc.	10,303	584,695
Optimal Payments PLC (I)	618,288	4,964,978
Total System Services, Inc.	65,410	2,057,799
Xerox Corp.	35,171	485,712

		25,382,392
Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	67,768	3,464,300
Applied Materials, Inc.	178,267	4,118,859
First Solar, Inc. (I)	23,721	1,652,879
Freescale Semiconductor, Ltd. (I)(L)	214,554	4,516,362
GCL-Poly Energy Holdings, Ltd. (I)	14,573,805	5,224,249
GT Advanced Technologies, Inc. (I)(L)	272,902	4,860,385
Intel Corp.	360,971	12,605,107
Lam Research Corp.	27,330	1,965,300
Maxim Integrated Products, Inc.	128,381	3,965,689
Micron Technology, Inc. (I)	597,568	19,480,717
NXP Semiconductor NV (I)	334,807	22,940,976
SK Hynix, Inc. (I)	79,121	3,547,080
Sumco Corp. (L)	769,545	6,649,650
SunEdison, Inc. (I)	417,063	9,187,898
SunPower Corp. (I)(L)	129,422	4,946,509

		109,125,960
Software - 4.7%
Activision Blizzard, Inc.	220,893	5,199,821
Adobe Systems, Inc. (I)	56,362	4,052,428
Cadence Design Systems, Inc. (I)	534,321	9,425,422
Concur Technologies, Inc. (I)(L)	139,365	13,989,459
Ellie Mae, Inc. (I)(L)	78,869	2,823,510
EnerNOC, Inc. (I)	211,690	4,157,592
FactSet Research Systems, Inc. (L)	38,610	4,918,914
Fortinet, Inc. (I)	19,069	492,171
Microsoft Corp.	508,403	23,096,748
Monitise PLC (I)(L)	2,496,356	2,034,085
Oracle Corp.	206,983	8,596,004
Solera Holdings, Inc.	16,066	979,383
Symantec Corp.	174,160	4,228,605
Tableau Software, Inc., Class A (I)	29,365	1,923,114

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
UBISOFT Entertainment SA (I)	160,300	$2,664,122

		88,581,378
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	216,896	22,231,840
Lenovo Group, Ltd.	2,570,000	3,924,457
NEC Corp.	1,035,000	3,686,696
Nokia OYJ, ADR	155,169	1,298,765
SanDisk Corp.	45,740	4,480,690
Stratasys, Ltd. (I)(L)	29,930	3,590,403

		39,212,851

		381,452,886
Materials - 3.9%
Chemicals - 2.0%
Ecolab, Inc.	18,460	2,119,577
Givaudan SA (I)	941	1,564,544
Methanex Corp. (L)	41,178	2,751,514
Platform Specialty Products Corp. (I)	252,779	6,903,394
Praxair, Inc.	86,782	11,416,172
The Dow Chemical Company	121,715	6,517,838
The Sherwin-Williams Company	15,779	3,441,558
Wacker Chemie AG	30,119	3,587,831

		38,302,428
Construction Materials - 0.2%
Headwaters, Inc. (I)	34,036	442,128
Martin Marietta Materials, Inc.	19,242	2,519,932
Vulcan Materials Company	10,110	640,772

		3,602,832
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	14,716	354,803
Graphic Packaging Holding Company (I)	100,232	1,281,967
Packaging Corp. of America	64,939	4,415,203
Silgan Holdings, Inc.	59,497	2,995,674
Smurfit Kappa Group PLC	128,322	2,912,377

		11,960,024
Metals & Mining - 0.5%
Barrick Gold Corp. (L)	231,368	4,254,858
Continental Gold, Ltd. (I)	45,610	146,818
Fortescue Metals Group, Ltd.	887,834	3,468,020
Rio Tinto PLC, ADR (L)	34,897	1,875,365

		9,745,061
Paper & Forest Products - 0.5%
Norbord, Inc. (L)	464,180	9,848,830

		73,459,175
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. (I)	45	1,847
Verizon Communications, Inc.	151,805	7,562,925

		7,564,772

		7,564,772
Utilities - 0.9%
Gas Utilities - 0.7%
UGI Corp.	261,273	13,842,244

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers - 0.2%
China Longyuan Power Group Corp., H Shares	2,583,500	$2,792,121

		16,634,365

TOTAL COMMON STOCKS (Cost $1,609,899,717)		$1,829,451,897

PREFERRED SECURITIES - 0.8%
Consumer Discretionary - 0.0%
The Honest Company, Inc. (I)(R)	19,437	525,913
Financials - 0.0%
LendingClub Corp., Series D (I)(R)	18,316	372,593
Health Care - 0.0%
ConforMIS, Inc. (I)(R)	58,961	471,688
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	184,771	900,574
Information Technology - 0.7%
Apigee Corp., Series H (I)(R)	280,906	817,436
Cloudera, Inc., Series F (I)(R)	28,981	806,483
Datalogix Holdings, Inc. (I)(R)	96,724	996,257
DocuSign, Inc., Series B (I)(R)	1,637	20,741
DocuSign, Inc., Series B1 (I)(R)	491	6,221
DocuSign, Inc., Series D (I)(R)	1,177	14,913
DocuSign, Inc., Series E (I)(R)	30,429	385,535
Dropbox, Inc., Series C (I)(R)	20,535	326,712
Essence Group Holdings Corp. (I)(R)	381,964	604,000
Lookout, Inc., Series F (I)(R)	51,118	583,926
New Relic, Inc., Series F (I)(R)	21,494	621,907
Nutanix, Inc. (I)(R)	70,054	938,478
Pure Storage, Inc., Series F (I)(R)	119,359	1,877,028
Uber Technologies, Inc. (I)(R)	69,284	4,299,225
Veracode, Inc. (I)(R)	40,760	752,670

		13,051,532

TOTAL PREFERRED SECURITIES (Cost $15,018,910)		$15,322,300

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	1,048,780	1,796,801

TOTAL WARRANTS (Cost $1,681,677)		$1,796,801

SECURITIES LENDING COLLATERAL - 6.7%
Securities Lending Collateral - 6.7%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	12,746,102	127,551,522

TOTAL SECURITIES LENDING
COLLATERAL (Cost $127,551,572)		$127,551,522

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreement - 2.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/29/2014 at 0.060% to
be repurchased at $54,500,091 on
09/02/2014 collateralized by $54,643,867
Federal National Mortgage Association,
2.500% due 08/01/2028, (valued at
$55,590,000 including interest)	$54,500,000	$54,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $54,500,000)		$54,500,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,808,651,876) - 107.5%		$2,028,622,520
Other assets and liabilities, net - (7.5%)		(142,347,713)

TOTAL NET ASSETS - 100.0%		$1,886,274,807

Asia Pacific Total Return Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 37.8%
Australia - 6.7%
New South Wales Treasury Corp.
6.000%, 04/01/2015	AUD	7,000,000	$6,664,867
Queensland Treasury Corp.
6.000%, 04/21/2016 to 04/21/2016		11,500,000	11,222,687
7.125%, 09/18/2017	NZD	5,565,000	5,007,345
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	6,962,474

			29,857,373
China - 8.8%
Republic of China
1.400%, 08/18/2016	CNY	52,000,000	8,266,808
1.800%, 12/01/2015		27,500,000	4,433,618
1.940%, 08/18/2018		23,500,000	3,690,256
2.480%, 12/01/2020		31,000,000	4,765,296
2.560%, 06/29/2017		21,000,000	3,414,390
2.600%, 11/22/2016		25,000,000	4,070,077
The Export-Import Bank of China
3.000%, 05/14/2016		20,000,000	3,247,842
3.250%, 01/21/2017		23,000,000	3,737,088
3.650%, 05/14/2019		20,000,000	3,261,593

			38,886,968
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.785%, 02/22/2017 (P)	AUD	2,000,000	1,895,583

			1,895,583
Indonesia - 4.6%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,615,944
6.875%, 01/17/2018		$5,500,000	6,270,000
7.000%, 05/15/2027	IDR	24,000,000,000	1,831,161
8.250%, 06/15/2032		35,000,000,000	2,864,928
8.375%, 03/15/2024		50,000,000,000	4,349,220
9.500%, 07/15/2031		26,000,000,000	2,378,286

			20,309,539

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia - 3.1%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	$1,890,683
3.418%, 08/15/2022		12,000,000	3,669,822
3.580%, 09/28/2018		10,000,000	3,169,822
4.262%, 09/15/2016		7,000,000	2,264,538
4.392%, 04/15/2026		8,000,000	2,615,505

			13,610,370
New Zealand - 1.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,658,038
5.500%, 04/15/2023		4,100,000	3,780,482
6.000%, 12/15/2017		2,940,000	2,619,967

			8,058,487
Philippines - 2.4%
Republic of the Philippines
3.900%, 11/26/2022	PHP	231,000,000	5,258,429
4.950%, 01/15/2021		76,000,000	1,852,064
7.000%, 01/27/2016		79,800,000	1,944,528
7.750%, 08/23/2017		57,000,000	1,486,964

			10,541,985
Singapore - 2.3%
Republic of Singapore
1.125%, 04/01/2016	SGD	10,000,000	8,093,319
4.000%, 09/01/2018		2,450,000	2,187,148

			10,280,467
South Korea - 4.3%
Republic of Korea
2.750%, 03/10/2018	KRW	2,000,000,000	1,980,995
4.000%, 03/10/2016		9,500,000,000	9,588,615
5.000%, 06/10/2020		1,000,000,000	1,099,181
5.750%, 09/10/2018		6,000,000,000	6,603,385

			19,272,176
Thailand - 2.6%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	3,135,504
Kingdom of Thailand
1.200%, 07/14/2021		129,232,800	3,948,765
3.250%, 06/16/2017		134,000,000	4,273,115

			11,357,384
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,390,000

			3,390,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $176,149,221)			$167,460,332

CORPORATE BONDS - 56.9%
Australia - 2.5%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		4,000,000	4,126,043
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,443,045
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$2,000,000	2,190,000
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,972,889

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Telstra Corp., Ltd.
4.000%, 11/15/2017	AUD	520,000	$495,178

			11,227,155
Cayman Islands - 4.5%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	3,875,391
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,808,072
China Overseas Grand Oceans Finance
Cayman II, Ltd.
5.125%, 01/23/2019		2,000,000	2,052,250
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,048,540
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,264,172

			20,048,425
China - 5.8%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,080,000
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,195,936
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,150,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,955,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,247,264
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,070,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,910,000
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		5,332,000	5,598,547
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		2,000,000	2,152,560
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,178,120

			25,537,427
Germany - 0.9%
KFW
6.000%, 03/28/2017	AUD	4,000,000	4,019,262

			4,019,262
Hong Kong - 8.5%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	4,036,144
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,935,828
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		$1,000,000	1,030,395
5.250%, 04/25/2018 (S)		1,300,000	1,339,514
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,270,000
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,040,000
Gemdale International Investment, Ltd.
7.125%, 11/16/2017		2,000,000	2,070,000
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,840,841

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hong Kong (continued)
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	$157,726
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,143,636
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,498,641
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,300,000	2,323,000
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,060,000
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,540,733
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,222,892

			37,509,350
India - 1.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,807,900
Vedanta Resources PLC
9.500%, 07/18/2018		1,400,000	1,631,000

			5,438,900
Indonesia - 2.5%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,600,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,100,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,260,000

			10,960,000
Japan - 0.7%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,067,399
ORIX Corp.
4.000%, 11/29/2014		13,800,000	2,247,640

			3,315,039
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	501,586

			501,586
Malaysia - 4.4%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,973,213
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	4,048,500
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,296,232
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,152,664

			19,470,609
Netherlands - 2.4%
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,705,000
6.375%, 01/24/2023		2,000,000	1,705,000
Indosat Palapa Company BV
7.375%, 07/29/2020		1,700,000	1,831,750
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,217,500

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Majapahit Holding BV
8.000%, 08/07/2019		$2,000,000	$2,365,000

			10,824,250
Philippines - 2.1%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	3,159,913
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	964,095
Philippine Long Distance Telephone
Company
8.350%, 03/06/2017		$900,000	1,038,375
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		3,500,000	4,182,500

			9,344,883
Singapore - 8.0%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	804,000
9.000%, 01/29/2019 (S)		2,000,000	2,180,760
9.000%, 01/29/2019		1,000,000	1,090,380
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,643,572
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,381,408
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	410,578
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,691,858
Oversea-Chinese Banking Corp., Ltd.
3.150%, 03/11/2023 (P)		$2,000,000	2,019,064
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	4,145,234
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,818,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	2,126,396
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	5,066,000
3.150%, 07/11/2022 (P)	SGD	5,000,000	4,059,217

			35,436,467
Thailand - 2.1%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,111,624
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,070,284
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,003,076

			9,184,984
United Kingdom - 1.7%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,077,500
European Bank for Reconstruction
& Development
5.000%, 05/28/2015	INR	40,000,000	653,362

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
European Bank for Reconstruction &
Development (continued)
12.000%, 09/19/2014	IDR	57,000,000,000	$4,882,582

			7,613,444
United States - 7.0%
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	5,638,269
Inter-American Development Bank
4.500%, 02/04/2016	IDR	60,000,000,000	4,962,342
5.000%, 07/24/2015	INR	250,000,000	4,065,590
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,662,760
7.750%, 12/03/2016	INR	265,000,000	4,390,860
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,911,295
7.375%, 02/22/2018		2,250,000	2,317,234
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,861,722

			30,810,072
Virgin Islands - 2.5%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,900,910
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,856,580
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,028,560
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,214,544

			11,000,594

TOTAL CORPORATE BONDS (Cost $253,740,118)			$252,242,447

CAPITAL PREFERRED SECURITIES - 1.4%
Cayman Islands - 1.4%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,240,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,240,000

Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $436,322,089) - 96.1%			$425,942,779
Other assets and liabilities, net - 3.9%			17,078,947

TOTAL NET ASSETS - 100.0%			$443,021,726

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 25.9%
Auto Components - 0.4%
Delphi Automotive PLC	128,600	$8,947,988
TRW Automotive Holdings Corp. (I)	21,500	2,070,235

		11,018,223

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.6%
Harley-Davidson, Inc.	51,400	$3,266,984
Tesla Motors, Inc. (I)(L)	48,800	13,161,360

		16,428,344
Hotels, Restaurants & Leisure - 7.3%
Carnival Corp.	7,900	299,252
Chipotle Mexican Grill, Inc. (I)	59,300	40,243,945
Hilton Worldwide Holdings, Inc. (I)	423,934	10,734,009
Las Vegas Sands Corp.	423,100	28,140,381
Marriott International, Inc., Class A	59,185	4,107,439
MGM Resorts International (I)(L)	527,300	12,903,031
Starbucks Corp.	540,200	42,032,962
Starwood Hotels & Resorts Worldwide, Inc.	146,900	12,418,926
Wynn Macau, Ltd.	2,071,200	7,904,806
Wynn Resorts, Ltd.	217,000	41,854,960

		200,639,711
Internet & Catalog Retail - 10.2%
Amazon.com, Inc. (I)	360,711	122,295,457
Ctrip.com International, Ltd., ADR (I)(L)	243,200	15,606,144
Netflix, Inc. (I)	69,500	33,195,980
The Priceline Group, Inc. (I)	73,100	90,959,061
TripAdvisor, Inc. (I)	36,500	3,616,785
Vipshop Holdings, Ltd., ADR (I)(L)	65,000	12,780,950

		278,454,377
Leisure Products - 0.0%
Polaris Industries, Inc.	1,800	261,684
Media - 1.2%
Discovery Communications, Inc., Series C (I)	389,800	16,749,706
The Walt Disney Company	164,100	14,749,308
Twenty-First Century Fox, Inc., Class A	51,700	1,831,214

		33,330,228
Multiline Retail - 0.0%
Dollar Tree, Inc. (I)	20,100	1,077,863
Specialty Retail - 5.0%
AutoZone, Inc. (I)	9,400	5,065,096
CarMax, Inc. (I)	131,800	6,906,320
L Brands, Inc.	158,378	10,112,435
Lowe’s Companies, Inc.	573,700	30,124,987
O’Reilly Automotive, Inc. (I)	167,100	26,064,258
Ross Stores, Inc.	162,000	12,218,040
The Home Depot, Inc.	309,400	28,928,900
Tiffany & Company	27,700	2,796,038
Tractor Supply Company	233,400	15,626,130

		137,842,204
Textiles, Apparel & Luxury Goods - 1.2%
Fossil Group, Inc. (I)	8,000	810,320
Hanesbrands, Inc.	108,100	11,099,708
Michael Kors Holdings, Ltd. (I)	129,800	10,399,576
NIKE, Inc., Class B	102,300	8,035,665
PVH Corp.	5,700	665,418
Ralph Lauren Corp.	2,900	490,680
VF Corp.	12,000	769,440

		32,270,807

		711,323,441
Consumer Staples - 2.0%
Beverages - 0.2%
Constellation Brands, Inc., Class A (I)	44,400	3,866,796
Monster Beverage Corp. (I)	14,100	1,246,581

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
PepsiCo, Inc.	3,500	$323,715

		5,437,092
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	109,800	13,294,584
CVS Health Corp.	224,110	17,805,540
Walgreen Company	95,600	5,785,712

		36,885,836
Food Products - 0.0%
Keurig Green Mountain, Inc.	4,100	546,612
Personal Products - 0.5%
The Estee Lauder Companies, Inc., Class A	166,200	12,769,146

		55,638,686
Energy - 4.4%
Energy Equipment & Services - 0.3%
Schlumberger, Ltd.	88,908	9,747,873
Oil, Gas & Consumable Fuels - 4.1%
Concho Resources, Inc. (I)	159,700	22,683,788
Continental Resources, Inc. (I)(L)	40,300	6,499,987
EOG Resources, Inc.	10,000	1,098,800
EQT Corp.	215,600	21,357,336
Pioneer Natural Resources Company	204,200	42,606,330
Range Resources Corp.	226,076	17,767,313

		112,013,554

		121,761,427
Financials - 7.5%
Banks - 0.0%
Citigroup, Inc.	5,800	299,570
Capital Markets - 4.0%
Ameriprise Financial, Inc.	142,989	17,982,297
Invesco, Ltd.	599,800	24,495,832
Morgan Stanley	730,100	25,049,731
Northern Trust Corp.	66,311	4,598,668
State Street Corp.	237,629	17,116,417
TD Ameritrade Holding Corp.	656,000	21,720,160

		110,963,105
Consumer Finance - 0.8%
American Express Company	242,548	21,720,173
Diversified Financial Services - 0.3%
Intercontinental Exchange Group, Inc.	47,250	8,930,250
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	131,200	6,966,720
Real Estate Investment Trusts - 2.1%
American Tower Corp.	573,762	56,572,933

		205,452,751
Health Care - 20.4%
Biotechnology - 11.6%
Alexion Pharmaceuticals, Inc. (I)	285,700	48,366,153
Biogen Idec, Inc. (I)	214,500	73,582,080
Celgene Corp. (I)	538,400	51,158,768
Gilead Sciences, Inc. (I)	1,025,800	110,355,564
Pharmacyclics, Inc. (I)	115,400	14,354,606
Regeneron Pharmaceuticals, Inc. (I)	37,700	13,214,604
Vertex Pharmaceuticals, Inc. (I)	86,700	8,112,519

		319,144,294

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson and Company	74,200	$8,694,014
Covidien PLC	107,200	9,308,176
Intuitive Surgical, Inc. (I)	33,700	15,839,337
Stryker Corp.	79,621	6,633,226

		40,474,753
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	117,200	9,070,108
Cardinal Health, Inc.	178,900	13,184,930
Henry Schein, Inc. (I)	4,800	574,512
McKesson Corp.	376,000	73,331,280
UnitedHealth Group, Inc.	34,600	2,999,128

		99,159,958
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	295,900	35,570,139
Pharmaceuticals - 2.4%
AbbVie, Inc.	9,200	508,576
Actavis PLC (I)	41,300	9,374,274
Allergan, Inc.	235,600	38,563,008
Valeant
Pharmaceuticals International, Inc. (I)(L)	134,700	15,800,310

		64,246,168

		558,595,312
Industrials - 13.3%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	86,416	8,229,396
Precision Castparts Corp.	212,200	51,789,532
The Boeing Company	316,700	40,157,560
United Technologies Corp.	83,100	8,973,138

		109,149,626
Air Freight & Logistics - 0.5%
FedEx Corp.	97,300	14,388,724
Airlines - 2.3%
American Airlines Group, Inc.	784,800	30,536,568
Delta Air Lines, Inc.	383,200	15,167,056
United Continental Holdings, Inc. (I)	383,600	18,263,196

		63,966,820
Industrial Conglomerates - 3.1%
3M Company	26,000	3,744,000
Danaher Corp.	840,474	64,388,713
Roper Industries, Inc.	114,500	17,239,120

		85,371,833
Machinery - 0.7%
Flowserve Corp.	73,100	5,547,559
Pall Corp.	8,300	700,271
Wabtec Corp.	162,700	13,562,672

		19,810,502
Professional Services - 0.5%
IHS, Inc., Class A (I)	76,300	10,870,461
Nielsen Holdings NV (L)	38,800	1,823,212

		12,693,673
Road & Rail - 2.2%
Canadian Pacific Railway, Ltd.	58,600	11,755,160
J.B. Hunt Transport Services, Inc.	59,000	4,457,450
Kansas City Southern	160,600	18,526,816
Union Pacific Corp.	231,800	24,401,586

		59,141,012

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	100	$24,620

		364,546,810
Information Technology - 21.5%
Communications Equipment - 0.2%
QUALCOMM, Inc.	61,523	4,681,900
Electronic Equipment, Instruments & Components - 0.0%
Trimble Navigation, Ltd. (I)	15,700	522,182
Internet Software & Services - 12.7%
Akamai Technologies, Inc. (I)	207,100	12,512,982
Baidu, Inc., ADR (I)	290,900	62,403,868
Facebook, Inc., Class A (I)	864,265	64,664,307
Google, Inc., Class A (I)	127,684	74,358,054
Google, Inc., Class C (I)	132,784	75,899,334
LinkedIn Corp., Class A (I)	88,700	20,024,025
NAVER Corp.	9,656	7,332,233
Tencent Holdings, Ltd.	1,664,700	27,094,448
Twitter, Inc. (I)	59,100	2,940,225

		347,229,476
IT Services - 5.4%
Cognizant Technology
Solutions Corp., Class A (I)	264,200	12,081,866
Fiserv, Inc. (I)	244,400	15,756,468
FleetCor Technologies, Inc. (I)	13,100	1,882,339
MasterCard, Inc., Class A	826,600	62,664,546
Visa, Inc., Class A	264,600	56,232,792

		148,618,011
Software - 2.0%
Autodesk, Inc. (I)	19,500	1,045,980
Electronic Arts, Inc. (I)	100,600	3,806,704
Intuit, Inc.	3,300	274,494
Microsoft Corp.	7,000	318,010
Red Hat, Inc. (I)	240,503	14,651,443
Salesforce.com, Inc. (I)	503,600	29,757,724
VMware, Inc., Class A (I)	52,500	5,175,450

		55,029,805
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	316,700	32,461,750

		588,543,124
Materials - 3.6%
Chemicals - 3.6%
Ecolab, Inc.	316,700	36,363,494
Monsanto Company	3,204	370,543
Praxair, Inc.	117,900	15,509,745
The Sherwin-Williams Company	206,600	45,061,526

		97,305,308

		97,305,308
Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	143,000	10,332,483

TOTAL COMMON STOCKS (Cost $1,391,631,725)		$2,713,499,342

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.3%
Securities Lending Collateral - 2.3%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	6,476,797	64,813,952

TOTAL SECURITIES LENDING
COLLATERAL (Cost $64,813,434)		$64,813,952

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,000	450,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0575% (Y)	9,793,075	9,793,075

		10,243,075

TOTAL SHORT-TERM INVESTMENTS (Cost $10,243,075)		$10,243,075

Total Investments (Blue Chip Growth Fund)
(Cost $1,466,688,234) - 101.7%		$2,788,556,369
Other assets and liabilities, net - (1.7%)		(46,741,422)

TOTAL NET ASSETS - 100.0%		$2,741,814,947

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 28.9%
Automobiles - 1.3%
Tesla Motors, Inc. (I)(L)	114,806	$30,963,178
Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc. (I)	46,954	31,865,332
Dunkin’ Brands Group, Inc.	402,240	17,513,530
Las Vegas Sands Corp.	290,466	19,318,891
Marriott International, Inc., Class A	448,780	31,145,332
Starbucks Corp.	439,118	34,167,772

		134,010,857
Internet & Catalog Retail - 7.7%
Amazon.com, Inc. (I)	184,277	62,477,274
Netflix, Inc. (I)	75,918	36,261,474
The Priceline Group, Inc. (I)	45,450	56,553,890
TripAdvisor, Inc. (I)	265,038	26,262,615

		181,555,253
Media - 3.9%
Discovery Communications, Inc., Class A (I)	232,202	10,151,871
Discovery Communications, Inc., Series C (I)	232,202	9,977,720
The Walt Disney Company	525,534	47,234,996
Twenty-First Century Fox, Inc., Class A	735,747	26,060,159

		93,424,746
Specialty Retail - 5.1%
Inditex SA	1,228,542	35,591,275
O’Reilly Automotive, Inc. (I)	147,454	22,999,875
The TJX Companies, Inc.	587,816	35,039,712
Tiffany & Company	270,122	27,266,115

		120,896,977
Textiles, Apparel & Luxury Goods - 5.2%
Luxottica Group SpA	417,261	22,280,821
Michael Kors Holdings, Ltd. (I)	267,975	21,470,157
NIKE, Inc., Class B	582,933	45,789,387

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)(L)	487,280	$33,310,461

		122,850,826

		683,701,837
Consumer Staples - 3.6%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	291,744	35,324,364
Food Products - 2.1%
Mead Johnson Nutrition Company	192,341	18,387,800
Mondelez International, Inc., Class A	862,728	31,222,126

		49,609,926

		84,934,290
Energy - 5.2%
Energy Equipment & Services - 2.4%
Schlumberger, Ltd.	514,710	56,432,804
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (I)	244,118	34,674,521
EOG Resources, Inc.	288,813	31,734,772

		66,409,293

		122,842,097
Financials - 2.3%
Capital Markets - 1.0%
Morgan Stanley	675,983	23,192,977
Real Estate Investment Trusts - 1.3%
American Tower Corp.	314,152	30,975,387

		54,168,364
Health Care - 19.7%
Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (I)	234,317	39,667,525
Biogen Idec, Inc. (I)	179,446	61,557,156
Celgene Corp. (I)	515,287	48,962,571
Gilead Sciences, Inc. (I)	421,965	45,394,995
Incyte Corp. (I)	166,890	9,045,438
Vertex Pharmaceuticals, Inc. (I)	300,064	28,076,988

		232,704,673
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	897,368	37,904,824
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (I)	233,710	41,918,226
Pharmaceuticals - 6.5%
Allergan, Inc.	133,258	21,811,669
Bristol-Myers Squibb Company	695,051	35,204,333
Merck & Company, Inc.	595,465	35,793,401
Novo Nordisk A/S, ADR	994,681	45,715,539
Perrigo Company PLC	112,386	16,716,294

		155,241,236

		467,768,959
Industrials - 6.4%
Aerospace & Defense - 3.4%
Precision Castparts Corp.	159,100	38,829,946
The Boeing Company	328,361	41,636,175

		80,466,121
Road & Rail - 3.0%
Canadian Pacific Railway, Ltd.	183,734	36,857,040

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	330,762	$34,819,316

		71,676,356

		152,142,477
Information Technology - 30.9%
Internet Software & Services - 11.0%
Facebook, Inc., Class A (I)	1,109,554	83,016,830
Google, Inc., Class A (I)	81,681	47,567,747
Google, Inc., Class C (I)	83,069	47,482,240
LinkedIn Corp., Class A (I)	203,372	45,911,229
Pandora Media, Inc. (I)	249,091	6,735,421
Twitter, Inc. (I)	607,984	30,247,204

		260,960,671
IT Services - 6.4%
FleetCor Technologies, Inc. (I)	154,861	22,251,977
MasterCard, Inc., Class A	1,033,001	78,311,806
Visa, Inc., Class A	240,824	51,179,916

		151,743,699
Semiconductors & Semiconductor Equipment - 0.6%
ARM Holdings PLC, ADR	282,753	13,722,003
Software - 7.7%
Adobe Systems, Inc. (I)	426,827	30,688,861
FireEye, Inc. (I)(L)	219,990	6,850,489
Red Hat, Inc. (I)	568,343	34,623,456
Salesforce.com, Inc. (I)	698,432	41,270,347
Splunk, Inc. (I)	383,923	20,712,646
VMware, Inc., Class A (I)	269,977	26,614,333
Workday, Inc., Class A (I)	251,251	22,881,429

		183,641,561
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,192,478	122,228,995

		732,296,929
Materials - 1.8%
Chemicals - 1.8%
Monsanto Company	367,593	42,512,130

TOTAL COMMON STOCKS (Cost $1,311,953,605)		$2,340,367,083

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	3,330,968	33,333,327

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,331,564)		$33,333,327

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $8,278,000 on 09/02/2014,
collateralized by $8,565,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$8,445,004, including interest)	$8,278,000	$8,278,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,278,000)		$8,278,000

Total Investments (Capital Appreciation Fund)
(Cost $1,353,563,169) - 100.5%		$2,381,978,410
Other assets and liabilities, net - (0.5%)		(12,815,470)

TOTAL NET ASSETS - 100.0%		$2,369,162,940

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 62.0%
Consumer Discretionary - 7.0%
Auto Components - 1.5%
Delphi Automotive PLC	197,300	$13,728,113
Johnson Controls, Inc.	251,600	12,280,596
TRW Automotive Holdings Corp. (I)	44,800	4,313,792

		30,322,501
Media - 1.8%
Liberty Global PLC, Series A (I)	89,500	3,908,465
Liberty Global PLC, Series C (I)	257,900	10,813,747
Twenty-First Century Fox, Inc., Class B	474,200	16,331,448
Viacom, Inc., Class B	47,600	3,862,740

		34,916,400
Specialty Retail - 3.7%
AutoZone, Inc. (I)	82,200	44,292,648
Lowe’s Companies, Inc.	323,400	16,981,734
O’Reilly Automotive, Inc. (I)	85,000	13,258,300

		74,532,682

		139,771,583
Consumer Staples - 4.5%
Beverages - 1.0%
PepsiCo, Inc.	207,000	19,145,430
Food & Staples Retailing - 0.7%
CVS Health Corp.	170,400	13,538,280
Food Products - 0.8%
Mondelez International, Inc., Class A	463,900	16,788,541
Household Products - 0.6%
Procter & Gamble Company	141,100	11,726,821
Tobacco - 1.4%
Philip Morris International, Inc.	317,300	27,154,534

		88,353,606
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	40,100	4,518,869
Apache Corp.	168,800	17,188,904
Canadian Natural Resources, Ltd.	168,300	7,329,465
Chesapeake Energy Corp.	547,300	14,886,560
Concho Resources, Inc. (I)	69,800	9,914,392
Pioneer Natural Resources Company	43,600	9,097,140
Range Resources Corp.	132,671	10,426,614

		73,361,944
Financials - 12.1%
Banks - 1.7%
JPMorgan Chase & Company	552,600	32,852,070
Capital Markets - 4.9%
Invesco, Ltd.	570,300	23,291,052
State Street Corp.	517,400	37,268,322
TD Ameritrade Holding Corp.	1,050,500	34,782,055
UBS AG (I)	110,426	1,981,794

		97,323,223
Insurance - 3.1%
Marsh & McLennan Companies, Inc.	976,500	51,852,150
XL Group PLC	294,920	10,080,366

		61,932,516
Real Estate Investment Trusts - 2.4%
American Tower Corp.	267,500	26,375,500

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp.	277,900	$22,095,829

		48,471,329

		240,579,138
Health Care - 12.9%
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	178,700	7,548,288
Health Care Providers & Services - 4.5%
Cigna Corp.	71,000	6,716,600
DaVita HealthCare Partners, Inc. (I)	283,800	21,194,184
Henry Schein, Inc. (I)	96,300	11,526,147
Humana, Inc.	25,000	3,218,500
UnitedHealth Group, Inc.	554,000	48,020,720

		90,676,151
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	175,500	10,031,580
Thermo Fisher Scientific, Inc.	379,300	45,595,653

		55,627,233
Pharmaceuticals - 5.2%
Allergan, Inc.	209,300	34,258,224
Eli Lilly & Company	104,200	6,622,952
Perrigo Company PLC	126,400	18,800,736
Pfizer, Inc.	529,601	15,564,973
Zoetis, Inc.	789,393	27,976,088

		103,222,973

		257,074,645
Industrials - 9.8%
Aerospace & Defense - 3.5%
The Boeing Company	135,800	17,219,440
United Technologies Corp.	472,800	51,052,944

		68,272,384
Commercial Services & Supplies - 1.3%
Iron Mountain, Inc.	254,100	9,142,518
Tyco International, Ltd.	374,500	16,710,190

		25,852,708
Industrial Conglomerates - 5.0%
Danaher Corp.	1,072,600	82,171,886
Roper Industries, Inc.	115,300	17,359,568

		99,531,454

		193,656,546
Information Technology - 6.4%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	67,700	4,243,436
Internet Software & Services - 1.0%
Google, Inc., Class A (I)	17,400	10,133,064
Google, Inc., Class C (I)	17,700	10,117,320

		20,250,384
IT Services - 3.7%
Fidelity National Information Services, Inc.	94,800	5,379,900
Fiserv, Inc. (I)	713,100	45,973,557
Visa, Inc., Class A	105,800	22,484,616

		73,838,073
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductor NV (I)	72,300	4,953,996

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	360,100	$17,349,618

		22,303,614
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	23,300	2,388,250
Seagate Technology PLC	29,200	1,827,336
Western Digital Corp.	31,300	3,224,213

		7,439,799

		128,075,306
Materials - 0.4%
Chemicals - 0.4%
Cytec Industries, Inc.	79,200	8,160,768
Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A (I)	88,200	9,727,578
Utilities - 4.7%
Electric Utilities - 2.7%
Duke Energy Corp.	68,500	5,068,315
FirstEnergy Corp.	208,500	7,139,040
Xcel Energy, Inc.	1,317,900	42,238,695

		54,446,050
Multi-Utilities - 2.0%
PG&E Corp.	848,319	39,429,867

		93,875,917

TOTAL COMMON STOCKS (Cost $954,546,296)		$1,232,637,031

PREFERRED SECURITIES - 0.4%
Energy - 0.0%
Chesapeake Energy Corp., 4.500%	636	61,215
Financials - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,054,250
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,749,600

		3,803,850
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,462,200
SCE Trust II, 5.100%	9,890	220,745
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,890,283

		4,573,228

TOTAL PREFERRED SECURITIES (Cost $7,879,836)		$8,438,293

CORPORATE BONDS - 18.7%
Consumer Discretionary - 3.6%
American Honda Finance Corp.
0.334%, 11/13/2014 (P)(S)	$1,250,000	$1,250,333
CCO Holdings LLC
7.250%, 10/30/2017	710,000	741,950
Cedar Fair LP
5.250%, 03/15/2021	850,000	862,750
Daimler Finance North America LLC
1.100%, 08/01/2018 (P)(S)	750,000	762,777
Delphi Corp.
5.000%, 02/15/2023	525,000	563,719
6.125%, 05/15/2021	1,875,000	2,071,875
Ford Motor Credit Company LLC
0.799%, 12/06/2017 (P)	4,225,000	4,233,120

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC (continued)
1.483%, 05/09/2016 (P)	$2,955,000	$2,998,273
1.724%, 12/06/2017	1,425,000	1,422,287
2.375%, 03/12/2019	2,900,000	2,902,683
2.750%, 05/15/2015	2,300,000	2,334,723
3.875%, 01/15/2015	3,260,000	3,300,704
4.250%, 02/03/2017	1,110,000	1,184,158
5.000%, 05/15/2018	1,490,000	1,644,953
6.625%, 08/15/2017	1,225,000	1,398,870
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	175,000	173,688
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	5,075,000	5,467,250
6.625%, 04/01/2021	375,000	422,344
6.900%, 07/15/2017	650,000	725,563
7.000%, 05/01/2020	650,000	736,125
8.500%, 06/15/2019	650,000	783,250
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,246,875
5.875%, 02/01/2022	675,000	708,750
Toyota Motor Credit Corp.
0.379%, 03/10/2015 (P)	2,250,000	2,251,780
0.403%, 01/23/2015 (P)	1,595,000	1,596,016
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,250,000	2,300,625
7.500%, 03/15/2019 (S)	5,975,000	6,318,563
7.500%, 03/15/2019 (S)	720,000	1,005,550
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	625,000	654,688
6.750%, 09/15/2022 (S)	4,902,000	5,379,945
6.875%, 05/15/2019 (S)	7,875,000	8,347,500
7.875%, 11/01/2020 (S)	4,350,000	4,741,500
Virgin Media Finance PLC
8.375%, 10/15/2019	650,000	680,875

		71,214,062
Consumer Staples - 0.9%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,083,500
General Mills, Inc.
0.534%, 01/29/2016 (P)	2,365,000	2,370,558
0.875%, 01/29/2016	590,000	591,477
Heineken NV
0.800%, 10/01/2015 (S)	940,000	942,698
Rite Aid Corp.
8.000%, 08/15/2020	5,525,000	6,029,156
SABMiller Holdings, Inc.
0.930%, 08/01/2018 (P)(S)	1,045,000	1,053,107
2.200%, 08/01/2018 (S)	1,450,000	1,469,684
The Procter & Gamble Company
3.100%, 08/15/2023	5,000,000	5,148,710

		18,688,890
Energy - 5.9%
Antero Resources Corp.
5.125%, 12/01/2022 (S)	1,550,000	1,573,250
Antero Resources Finance Corp.
5.375%, 11/01/2021	3,100,000	3,193,000
6.000%, 12/01/2020	2,850,000	3,010,170
Athlon Holdings LP
7.375%, 04/15/2021	1,800,000	1,953,000
Chesapeake Energy Corp.
3.250%, 03/15/2016	675,000	676,688

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	$7,875,000	$8,413,938
6.500%, 01/15/2022	650,000	711,750
7.000%, 01/15/2021	5,200,000	5,655,000
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,480,896
4.900%, 02/01/2024	1,800,000	1,942,114
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,808,676
6.500%, 04/01/2018	1,165,000	1,339,218
8.125%, 06/01/2019	2,791,000	3,462,824
Laredo Petroleum, Inc.
5.625%, 01/15/2022	575,000	590,813
7.375%, 05/01/2022	400,000	438,000
9.500%, 02/15/2019	6,600,000	7,095,000
MarkWest Energy Partners LP
4.500%, 07/15/2023	10,750,000	10,924,688
5.500%, 02/15/2023	6,855,000	7,232,025
6.250%, 06/15/2022	4,768,000	5,125,600
6.500%, 08/15/2021	3,225,000	3,434,625
6.750%, 11/01/2020	825,000	882,750
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,133,919
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	19,575,000	20,808,626
5.750%, 06/01/2021	5,370,000	5,732,475
6.750%, 08/01/2020	1,500,000	1,605,000
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	3,100,000	3,363,500
Spectra Energy Partners LP
4.750%, 03/15/2024	1,855,000	2,027,738
Targa Resources Partners LP
4.250%, 11/15/2023	2,425,000	2,418,938
5.250%, 05/01/2023	1,025,000	1,078,813

		117,113,034
Financials - 1.3%
American Tower Corp.
3.500%, 01/31/2023	350,000	344,649
4.625%, 04/01/2015	170,000	173,785
5.000%, 02/15/2024	580,000	626,996
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	532,245
6.625%, 10/15/2020	400,000	421,000
Crown Castle International Corp.
4.875%, 04/15/2022	2,475,000	2,518,313
5.250%, 01/15/2023	2,150,000	2,220,542
E*TRADE Financial Corp.
6.000%, 11/15/2017	4,650,000	4,806,938
6.375%, 11/15/2019	2,900,000	3,110,250
6.750%, 06/01/2016	5,025,000	5,383,031
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,408,963
KFW
0.500%, 04/19/2016	4,762,000	4,764,000
Regions Bank
7.500%, 05/15/2018	75,000	88,499
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,125

		26,486,336
Health Care - 0.6%
Baxter International, Inc.
0.401%, 12/11/2014 (P)	2,400,000	2,400,804

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
DaVita Healthcare Partners, Inc.
5.125%, 07/15/2024	$6,650,000	$6,745,594
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	673,438
5.875%, 01/31/2022 (S)	350,000	385,000
Zoetis, Inc.
1.150%, 02/01/2016	695,000	697,665
1.875%, 02/01/2018	410,000	410,080

		11,312,581
Industrials - 2.1%
Actuant Corp.
5.625%, 06/15/2022	100,000	104,750
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	425,000	441,125
3.850%, 09/01/2023	4,250,000	4,468,238
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,599,463
1.250%, 11/06/2017	1,700,000	1,693,987
CNH Industrial Capital LLC
3.625%, 04/15/2018	2,375,000	2,392,813
3.875%, 11/01/2015	775,000	786,625
6.250%, 11/01/2016	1,250,000	1,340,625
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,343,449	1,511,380
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	320,276	375,123
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,716,160	1,776,226
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	390,912	420,230
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	111,875	122,504
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	835,000
International Lease Finance Corp.
2.181%, 06/15/2016 (P)	1,620,000	1,630,125
John Deere Capital Corp.
0.304%, 01/12/2015 (P)	4,250,000	4,251,262
0.333%, 10/08/2014 (P)	3,250,000	3,250,621
0.700%, 09/04/2015	2,335,000	2,342,222
PACCAR Financial Corp.
0.366%, 05/05/2015 (P)	1,005,000	1,005,876
0.419%, 06/06/2017 (P)	1,085,000	1,085,595
0.504%, 02/08/2016 (P)	455,000	455,955
0.750%, 05/16/2016	825,000	826,318
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,112,500
United Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	170,272
United Technologies Corp.
0.734%, 06/01/2015 (P)	3,976,000	3,990,783
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	80,632	91,115
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	277,214	293,153

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	$340,586	$370,387
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,551,688
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	455,000	469,788
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,154,277
4.875%, 10/01/2021	100,000	109,778

		42,029,804
Information Technology - 0.7%
NXP BV
3.750%, 06/01/2018 (S)	2,575,000	2,587,875
5.750%, 02/15/2021 to 03/15/2023 (S)	8,025,000	8,436,875
Xilinx, Inc.
3.000%, 03/15/2021	1,750,000	1,768,337

		12,793,087
Materials - 0.0%
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	550,000	767,117
Telecommunication Services - 3.0%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	2,950,000	2,938,938
7.250%, 04/01/2019 to 10/15/2020	11,425,000	12,181,625
7.500%, 04/01/2021	950,000	1,028,375
8.500%, 11/01/2019	4,400,000	4,617,250
Matterhorn Mobile SA
5.399%, 05/15/2019 (P)(S)	450,000	495,071
6.750%, 05/15/2019 (S)	1,400,000	1,616,470
SBA Communications Corp.
5.625%, 10/01/2019	575,000	602,313
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,025,000	1,081,375
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	4,980,000	5,919,975
11.500%, 11/15/2021	330,000	430,650
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	669,500
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	10,065,000	10,643,738
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	5,750,000	6,296,250
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	5,250,000	5,683,125
Verizon Communications, Inc.
0.429%, 03/06/2015 (P)(S)	4,200,000	4,201,088
0.631%, 06/09/2017 (P)	1,520,000	1,525,007

		59,930,750
Utilities - 0.6%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	133,125
7.000%, 05/20/2022	650,000	705,250
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	315,750
CMS Energy Corp.
6.550%, 07/17/2017	745,000	844,817
8.750%, 06/15/2019	345,000	443,399

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
0.612%, 04/03/2017 (P)	$1,210,000	$1,213,411
ITC Holdings Corp.
3.650%, 06/15/2024	575,000	580,965
Northern States Power Company
3.300%, 06/15/2024	675,000	687,276
NSTAR Electric Company
0.471%, 05/17/2016 (P)	1,800,000	1,797,998
Pennsylvania Electric Company
4.150%, 04/15/2025 (S)	1,220,000	1,246,700
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	1,025,000	1,088,250
7.500%, 10/01/2018	700,000	728,000
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,990,816

		11,775,757

TOTAL CORPORATE BONDS (Cost $364,049,780)		$372,111,418

CONVERTIBLE BONDS - 0.2%
Industrials - 0.2%
United Airlines, Inc. 4.500%, 01/15/2015	1,324,000	3,348,065

TOTAL CONVERTIBLE BONDS (Cost $1,752,158)		$3,348,065

TERM LOANS (M) - 5.9%
Consumer Discretionary - 0.9%
Cequel Communications LLC
3.500%, 02/14/2019	2,782,390	2,763,956
Charter Communications Operating LLC
3.000%, 07/01/2020	1,980,000	1,945,350
3.000%, 01/03/2021	809,339	795,176
TBD 07/24/2021 (T)	3,075,000	3,092,777
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	2,309,211	2,292,212
Kasima LLC
3.250%, 05/17/2021	550,000	545,188
Peninsula Gaming LLC
4.250%, 11/20/2017	4,117,061	4,102,651
Wendy’s International, Inc.
3.250%, 05/15/2019	3,069,000	3,055,846

		18,593,156
Consumer Staples - 1.9%
Charger OpCo BV
TBD 06/30/2020 (T)	6,125,000	6,033,125
TBD 06/30/2021 (T)	1,500,000	1,933,663
HJ Heinz Company
3.500%, 06/05/2020	26,056,500	26,020,672
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	2,940,526	2,905,185
Rite Aid Corp.
3.500%, 02/21/2020	498,750	495,633

		37,388,278
Financials - 0.8%
Crown Castle Operating Company
3.000%, 01/31/2021	15,698,659	15,600,542
Health Care - 0.2%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	2,375,000	2,367,790
HCA, Inc.
2.907%, 03/31/2017	794,000	793,008

		3,160,798

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.1%
First Data Corp.
3.000%, 09/24/2018	$250,000	$246,875
3.655%, 03/23/2018	1,000,000	988,333

		1,235,208
Telecommunication Services - 2.0%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	23,973,120	23,800,825
Telesat Canada
3.500%, 03/28/2019	3,495,216	3,469,002
4.373%, 03/24/2017	742,500	677,763
4.614%, 03/26/2019	3,703,125	3,380,255
UPC Financing Partnership
3.250%, 06/30/2021	8,950,000	8,787,781

		40,115,626
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	366,832	369,010

TOTAL TERM LOANS (Cost $117,380,384)		$116,462,618

ASSET BACKED SECURITIES - 0.6%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.855%, 06/15/2017 (P)	$9,050,000	$9,079,105
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	1,321,047	1,322,071
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	1,254,781	1,255,916

TOTAL ASSET BACKED SECURITIES (Cost $11,625,773)		$11,657,092

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury Notes
2.500%, 08/15/2023	$18,650,000	$19,005,506
2.750%, 11/15/2023	31,250,000	32,448,719

		51,454,225

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $48,609,524)		$51,454,225

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	9,833,907	9,833,907
T. Rowe Price Reserve Investment
Fund, 0.0575% (Y)	174,128,487	174,128,487

		183,962,394

TOTAL SHORT-TERM INVESTMENTS (Cost $183,962,394)		$183,962,394

Total Investments (Capital Appreciation Value Fund)
(Cost $1,689,806,145) - 99.6%		$1,980,071,136
Other assets and liabilities, net - 0.4%		7,198,088

TOTAL NET ASSETS - 100.0%		$1,987,269,224

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.5%
U.S. Government - 33.9%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,264,803
3.125%, 02/15/2043 to 08/15/2044	3,406,000	3,440,833
3.375%, 05/15/2044	1,909,000	2,021,154
3.625%, 08/15/2043 to 02/15/2044	4,551,000	5,041,628
3.750%, 11/15/2043	1,275,000	1,444,136
4.500%, 08/15/2039	147,000	186,598
U.S. Treasury Notes
0.375%, 06/30/2016 (C)	5,450,000	5,445,956
0.500%, 06/30/2016 to 08/31/2016	20,457,000	20,467,538
0.625%, 10/15/2016 to 09/30/2017	19,486,000	19,365,022
0.750%, 03/15/2017	4,814,000	4,813,625
0.875%, 04/15/2017 to 08/15/2017	36,054,000	36,021,127
1.000%, 08/31/2019	1,705,000	1,651,187
1.375%, 02/28/2019	8,234,000	8,174,814
1.500%, 05/31/2019	5,213,000	5,189,787
1.625%, 03/31/2019 to 08/31/2019	28,016,000	28,040,540
1.625%, 04/30/2019 (C)	2,582,000	2,579,983
2.000%, 08/31/2021	3,567,000	3,556,410
2.250%, 07/31/2021	2,441,000	2,475,135
2.375%, 08/15/2024	4,830,000	4,843,582
2.500%, 05/15/2024	11,121,000	11,280,864
2.750%, 02/15/2024	343,000	355,809
3.125%, 04/30/2017	4,028,000	4,270,937

		171,931,468
U.S. Government Agency - 25.6%
Federal Home Loan Mortgage Corp.
2.500%, 03/01/2028	778,014	791,903
2.684%, 11/01/2042 (P)	572,720	580,556
2.707%, 07/01/2042 (P)	1,950,317	1,984,102
2.773%, 08/01/2044 (P)	553,912	568,953
2.820%, 08/01/2044 (P)	245,000	252,138
2.840%, 08/01/2044 (P)	725,000	746,773
2.870%, 06/01/2044 (P)	516,063	532,320
2.949%, 01/01/2044 (P)	459,307	469,272
2.959%, 11/01/2043 (P)	913,877	935,113
2.985%, 10/01/2043 (P)	641,496	656,756
3.030%, 11/01/2043 (P)	618,246	634,800
3.079%, 07/01/2044 (P)	1,111,557	1,152,873
3.083%, 04/01/2044 (P)	481,210	499,644
3.128%, 03/01/2044 (P)	508	528
3.168%, 02/01/2042 (P)	1,014,332	1,053,773
3.220%, 06/01/2044 (P)	588,819	607,203
3.237%, 06/01/2044 (P)	1,185,819	1,224,115
3.421%, 04/01/2044 (P)	308,213	320,487
3.500%, 06/01/2042 to 08/01/2043	6,019,761	6,173,757
4.000%, 03/01/2029 to 05/01/2034	3,328,387	3,566,694
4.500%, 06/01/2042 to 09/01/2042	2,839,256	3,108,337
5.000%, 08/01/2039 to 08/01/2041	4,157,471	4,621,569
5.500%, 07/01/2038	1,618,938	1,814,539
Federal National Mortgage Association
2.129%, 10/09/2019 (Z)	1,435,000	1,270,418
2.500%, 11/01/2027 to 08/01/2029	5,036,391	5,121,719
2.556%, 05/01/2043 (P)	384,970	387,849
2.760%, 08/01/2044 (P)	730,817	755,346
2.812%, 07/01/2044 (P)	552,766	569,650
2.850%, 12/01/2043 (P)	701,530	725,184
2.869%, 07/01/2044 (P)	1,445,510	1,492,750
2.978%, 01/01/2044 (P)	353,391	362,143
3.000%, TBA (C)	5,600,000	5,561,594
3.000%, 12/01/2037 to 04/01/2038	591,474	588,447
3.120%, 09/25/2044 (P)	685,000	705,315

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.152%, 07/01/2044 (P)	$215,663	$222,059
3.188%, 07/01/2044 (P)	661,982	683,078
3.235%, 04/01/2044 (P)	1,133,247	1,172,756
3.290%, 09/25/2044 (P)	541,000	555,766
3.500%, TBA (C)	11,600,000	11,907,118
3.500%, 07/01/2032 to 09/01/2042	5,994,016	6,184,160
4.000%, TBA (C)	5,000,000	5,279,528
4.000%, 03/01/2025 to 08/01/2034	17,536,355	18,833,010
4.500%, TBA (C)	1,100,000	1,184,808
4.500%, 05/01/2034 to 01/01/2044	2,754,387	2,987,590
5.000%, 03/01/2041 to 08/01/2041	3,429,053	3,834,994
5.500%, 09/01/2034 to 04/01/2040	1,467,595	1,645,476
6.000%, 08/01/2034 to 07/01/2037	1,573,038	1,782,599
6.500%, 10/01/2036	61,442	69,602
Government National Mortgage Association
3.500%, TBA (C)	3,000,000	3,119,400
4.000%, TBA (C)	11,500,000	12,249,828
4.500%, TBA (C)	7,900,000	8,588,077

		130,136,469

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $300,805,327)		$302,067,937

FOREIGN GOVERNMENT
OBLIGATIONS - 1.4%
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	425,000	432,848
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	1,305,000	1,451,813
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	550,000	588,500
Poland - 0.2%
Republic of Poland
4.000%, 01/22/2024	853,000	894,046
Slovakia - 0.2%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,175,000	1,264,688
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	890,000	965,650
5.500%, 10/26/2022 (S)	560,000	618,520
5.850%, 05/10/2023 (S)	275,000	311,025

		1,895,195
Tunisia - 0.1%
Republic of Tunisia
2.452%, 07/24/2021	740,000	744,588

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $6,970,645)		$7,271,678

CORPORATE BONDS - 22.9%
Consumer Discretionary - 2.4%
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	320,000	333,016
Comcast Corp. 4.200%, 08/15/2034	605,000	622,191
Daimler Finance North America LLC
1.875%, 09/15/2014 to 01/11/2018 (S)	1,099,000	1,102,984

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Daimler Finance North
America LLC (continued)
2.375%, 08/01/2018 (S)	$655,000	$669,067
DIRECTV Holdings LLC
3.800%, 03/15/2022	525,000	547,246
4.450%, 04/01/2024	655,000	702,861
General Motors Company
3.500%, 10/02/2018	665,000	679,131
4.875%, 10/02/2023	435,000	465,450
Grupo Televisa SAB 5.000%, 05/13/2045	305,000	313,482
Johnson Controls, Inc.
4.625%, 07/02/2044	290,000	296,233
4.950%, 07/02/2064	160,000	165,373
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	875,000	883,227
Thomson Reuters Corp. 5.650%, 11/23/2043	120,000	137,129
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,260,000	1,259,021
2.100%, 01/17/2019	440,000	443,609
2.750%, 05/17/2021	710,000	718,489
Viacom, Inc. 5.250%, 04/01/2044	605,000	651,203
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)	500,000	499,363
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,255,000	1,259,633
Yum! Brands, Inc. 5.350%, 11/01/2043	350,000	393,240

		12,141,948
Consumer Staples - 1.2%
Altria Group, Inc. 5.375%, 01/31/2044	370,000	411,349
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	825,000	835,312
2.625%, 01/17/2023	410,000	401,575
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	365,000	450,410
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	807,000	932,907
Tyson Foods, Inc.
3.950%, 08/15/2024	285,000	291,157
4.500%, 06/15/2022	550,000	594,330
4.875%, 08/15/2034	110,000	116,157
Wm Wrigley Jr. Company
2.000%, 10/20/2017 (S)	230,000	233,035
2.400%, 10/21/2018 (S)	300,000	304,955
2.900%, 10/21/2019 (S)	611,000	626,514
3.375%, 10/21/2020 (S)	620,000	639,826

		5,837,527
Energy - 3.2%
Access Midstream Partners LP
4.875%, 05/15/2023	720,000	757,800
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	302,000	360,635
Cimarex Energy Company 4.375%, 06/01/2024	625,000	650,781
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	925,000	927,893
Continental Resources, Inc.
4.500%, 04/15/2023	670,000	723,614
DCP Midstream Operating LP
2.700%, 04/01/2019	525,000	532,161
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043 (L)	290,000	296,919
Ecopetrol SA
5.875%, 05/28/2045	285,000	307,361
7.375%, 09/18/2043	250,000	319,375

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	$635,000	$658,242
4.300%, 05/01/2024	570,000	583,155
Energy Transfer Partners LP
5.950%, 10/01/2043	230,000	259,350
EQT Midstream Partners LP
4.000%, 08/01/2024	455,000	457,793
Kerr-McGee Corp. 6.950%, 07/01/2024	600,000	767,758
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	405,000	411,704
5.000%, 08/15/2042 to 03/01/2043	365,000	359,003
Newfield Exploration Company
5.625%, 07/01/2024	455,000	501,046
ONEOK Partners LP 2.000%, 10/01/2017	450,000	455,593
Petrobras Global Finance BV
3.000%, 01/15/2019	425,000	418,782
4.875%, 03/17/2020	550,000	570,834
Petroleos Mexicanos
2.254%, 07/18/2018 (P)	290,000	304,210
5.500%, 06/27/2044	360,000	390,510
6.375%, 01/23/2045 (S)	540,000	653,400
Rowan Companies, Inc. 5.400%, 12/01/2042	290,000	287,685
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	605,000	624,490
Statoil ASA 2.900%, 11/08/2020	535,000	550,163
Talisman Energy, Inc. 3.750%, 02/01/2021	550,000	569,226
TC PipeLines LP 4.650%, 06/15/2021	166,000	177,126
The Williams Companies, Inc.
4.550%, 06/24/2024	155,000	156,113
5.750%, 06/24/2044	355,000	358,934
Total Capital International SA
2.100%, 06/19/2019	715,000	715,644
2.750%, 06/19/2021	290,000	291,212
TransCanada PipeLines, Ltd.
4.625%, 03/01/2034	680,000	736,971
Western Gas Partners LP 5.375%, 06/01/2021	165,000	187,541

		16,323,024
Financials - 8.5%
ACE INA Holdings, Inc.
3.350%, 05/15/2024	810,000	820,508
American Express Credit Corp.
1.750%, 06/12/2015	1,233,000	1,245,831
2.250%, 08/15/2019	1,705,000	1,709,505
American International Group, Inc.
4.500%, 07/16/2044	130,000	134,080
6.400%, 12/15/2020	359,000	432,665
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2058	150,000	206,625
American Tower Corp.
3.450%, 09/15/2021	570,000	570,960
3.500%, 01/31/2023	346,000	340,710
4.500%, 01/15/2018	365,000	393,877
5.050%, 09/01/2020	382,000	420,839
Assurant, Inc.
2.500%, 03/15/2018	585,000	590,665
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	675,000	700,289
Bank of America Corp.
1.500%, 10/09/2015	1,939,000	1,956,864
4.125%, 01/22/2024	275,000	286,333
4.200%, 08/26/2024	650,000	659,903

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
6.000%, 09/01/2017	$670,000	$751,931
Berkshire Hathaway, Inc.
2.100%, 08/14/2019	505,000	506,339
Boston Properties LP
3.125%, 09/01/2023	325,000	317,802
BPCE SA
4.000%, 04/15/2024	275,000	284,532
5.700%, 10/22/2023 (S)	360,000	398,632
Citigroup, Inc.
1.550%, 08/14/2017	950,000	948,931
1.700%, 07/25/2016	670,000	677,814
2.500%, 07/29/2019	1,030,000	1,034,097
2.650%, 03/02/2015	427,000	431,460
4.000%, 08/05/2024	140,000	140,417
Corporate Office Properties LP
3.700%, 06/15/2021	315,000	315,687
Credit Suisse New York
1.375%, 05/26/2017	1,070,000	1,069,876
2.300%, 05/28/2019	1,060,000	1,062,196
DDR Corp.
3.375%, 05/15/2023	735,000	715,046
4.625%, 07/15/2022	700,000	750,363
Federal Realty Investment Trust
3.000%, 08/01/2022	610,000	608,581
3.950%, 01/15/2024	345,000	361,455
General Electric Capital Corp.
5.875%, 01/14/2038	635,000	789,413
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	375,000	377,074
HSBC Holdings PLC
4.250%, 03/14/2024	205,000	212,845
5.250%, 03/14/2044	470,000	518,105
HSBC USA, Inc.
2.375%, 02/13/2015	730,000	736,658
ING Bank NV
5.800%, 09/25/2023 (S)	555,000	630,133
Inter-American Development Bank
3.875%, 10/28/2041	528,000	550,884
4.375%, 01/24/2044	190,000	216,842
Intesa Sanpaolo SpA
2.375%, 01/13/2017	800,000	810,489
5.017%, 06/26/2024 (S)	495,000	499,700
JPMorgan Chase & Company
4.850%, 02/01/2044	360,000	392,738
Lazard Group LLC
4.250%, 11/14/2020	575,000	606,064
6.850%, 06/15/2017	1,155,000	1,309,660
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	520,000	526,438
6.500%, 05/01/2042 (S)	332,000	412,440
Markel Corp.
3.625%, 03/30/2023	245,000	246,648
4.900%, 07/01/2022	345,000	380,450
MetLife, Inc.
3.600%, 04/10/2024	230,000	236,912
Mid-America Apartments LP
3.750%, 06/15/2024	610,000	612,760
4.300%, 10/15/2023	450,000	475,023
Morgan Stanley
2.375%, 07/23/2019	1,715,000	1,711,318
3.875%, 04/29/2024	635,000	650,513
5.375%, 10/15/2015	565,000	593,892

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	$1,041,000	$1,119,669
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (S)	1,400,000	1,403,777
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	390,000	397,816
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	880,000	879,158
2.250%, 07/11/2019	1,010,000	1,013,076
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	605,000	635,844
Synchrony Financial
3.000%, 08/15/2019	710,000	720,191
4.250%, 08/15/2024	525,000	537,460
Tanger Properties LP
3.875%, 12/01/2023	300,000	307,607
The Goldman Sachs Group, Inc.
3.850%, 07/08/2024	720,000	733,723
6.250%, 02/01/2041	235,000	294,682
6.750%, 10/01/2037	244,000	301,220
WR Berkley Corp.
4.625%, 03/15/2022	330,000	357,045
4.750%, 08/01/2044	325,000	326,969

		43,370,049
Health Care - 1.5%
Actavis Funding SCS
3.850%, 06/15/2024 (S)	600,000	607,029
4.850%, 06/15/2044 (S)	335,000	344,992
Amgen, Inc.
1.250%, 05/22/2017	1,140,000	1,139,716
3.625%, 05/22/2024	425,000	432,230
5.375%, 05/15/2043	285,000	328,010
Celgene Corp.
2.250%, 05/15/2019	570,000	570,416
4.625%, 05/15/2044	290,000	299,107
5.250%, 08/15/2043	250,000	280,964
McKesson Corp. 3.796%, 03/15/2024	340,000	350,015
Mylan, Inc. 5.400%, 11/29/2043	175,000	192,665
St. Jude Medical, Inc. 3.250%, 04/15/2023	260,000	261,079
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	355,000	369,729
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	675,000	675,570
3.600%, 08/15/2021	275,000	286,192
WellPoint, Inc.
3.125%, 05/15/2022	703,000	704,028
3.500%, 08/15/2024	380,000	380,212
5.100%, 01/15/2044	210,000	229,978

		7,451,932
Industrials - 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/2044	285,000	295,286
ERAC USA Finance LLC
3.850%, 11/15/2024 (S)	225,000	229,987
5.625%, 03/15/2042 (S)	634,000	743,482
L-3 Communications Corp.
3.950%, 05/28/2024	395,000	395,517
Northrop Grumman Corp.
3.250%, 08/01/2023	750,000	751,538
4.750%, 06/01/2043	570,000	610,889
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	735,000	738,461

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Weatherford International, Ltd.
5.950%, 04/15/2042	$340,000	$392,004

		4,157,164
Information Technology - 1.3%
Apple, Inc.
2.850%, 05/06/2021	1,230,000	1,252,337
3.450%, 05/06/2024	765,000	786,684
4.450%, 05/06/2044	410,000	432,892
Broadcom Corp. 4.500%, 08/01/2034	120,000	124,873
Google, Inc. 3.375%, 02/25/2024	330,000	341,986
MasterCard, Inc. 3.375%, 04/01/2024	775,000	792,975
Oracle Corp.
2.250%, 10/08/2019	580,000	582,416
3.400%, 07/08/2024	515,000	524,600
4.300%, 07/08/2034	745,000	778,784
4.500%, 07/08/2044	300,000	317,609
Tencent Holdings, Ltd.
3.375%, 05/02/2019 (S)	850,000	868,213

		6,803,369
Materials - 0.5%
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	290,000	331,830
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	425,000	429,663
International Paper Company
4.800%, 06/15/2044	415,000	430,508
LYB International Finance BV
4.875%, 03/15/2044	350,000	377,215
Nucor Corp. 4.000%, 08/01/2023	275,000	287,854
The Mosaic Company
5.450%, 11/15/2033	170,000	193,916
5.625%, 11/15/2043	215,000	248,471
Vale Overseas, Ltd. 8.250%, 01/17/2034	155,000	204,335

		2,503,792
Telecommunication Services - 1.7%
America Movil SAB de CV
3.125%, 07/16/2022	1,085,000	1,076,688
AT&T, Inc.
3.900%, 03/11/2024	600,000	628,797
4.300%, 12/15/2042	270,000	263,002
4.800%, 06/15/2044	410,000	429,220
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	354,136
Telefonica Chile SA 3.875%, 10/12/2022 (S)	315,000	310,505
Verizon Communications, Inc.
1.350%, 06/09/2017	1,510,000	1,510,231
3.450%, 03/15/2021	540,000	560,095
4.862%, 08/21/2046 (S)	623,000	653,709
5.050%, 03/15/2034	520,000	568,149
5.150%, 09/15/2023	1,370,000	1,551,302
6.400%, 09/15/2033	601,000	759,177

		8,665,011
Utilities - 1.8%
Alabama Power Company 4.150%, 08/15/2044	200,000	203,738
American Electric Power Company, Inc.
1.650%, 12/15/2017	725,000	727,672
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	200,000	233,087
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	280,000	303,536

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Connecticut Light & Power Company
4.300%, 04/15/2044	$245,000	$258,114
Consolidated Edison Company of New
York, Inc. 4.450%, 03/15/2044	95,000	99,627
Consumers Energy Company
4.350%, 08/31/2064	215,000	219,350
Dominion Resources, Inc. 8.875%, 01/15/2019	615,000	784,504
Duke Energy Corp. 3.750%, 04/15/2024	550,000	572,392
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	290,000	309,035
Electricite de France SA
6.000%, 01/22/2114 (S)	450,000	524,237
Oglethorpe Power Corp. 4.550%, 06/01/2044	305,000	314,496
Pacific Gas & Electric Company
3.250%, 06/15/2023	275,000	276,601
4.750%, 02/15/2044	195,000	210,535
PacifiCorp 3.600%, 04/01/2024	640,000	666,696
Potomac Electric Power Company
3.600%, 03/15/2024	290,000	301,565
PPL Capital Funding, Inc. 3.950%, 03/15/2024	305,000	317,720
Public Service Electric & Gas Company
4.000%, 06/01/2044	955,000	958,789
Puget Energy, Inc. 6.000%, 09/01/2021	800,000	940,262
Southwestern Electric Power Company
3.550%, 02/15/2022	230,000	238,491
State Grid Overseas Investment 2014, Ltd.
2.750%, 05/07/2019 (S)	745,000	750,205

		9,210,652

TOTAL CORPORATE BONDS (Cost $112,450,385)		$116,464,468

MUNICIPAL BONDS - 1.2%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	530,000	752,897
Los Angeles Community College District
(California) 6.750%, 08/01/2049	555,000	814,662
New Jersey State Turnpike Authority
7.102%, 01/01/2041	718,000	1,032,118
North Texas Tollway Authority
6.718%, 01/01/2049	640,000	917,082
Port Authority of New York & New Jersey
4.458%, 10/01/2062	750,000	788,520
State of California 7.600%, 11/01/2040	485,000	742,157
State of Illinois, GO
5.365%, 03/01/2017	300,000	326,355
5.877%, 03/01/2019	275,000	307,263
The Ohio State University 4.800%, 06/01/2111	199,000	215,177

TOTAL MUNICIPAL BONDS (Cost $4,822,376)		$5,896,231

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.5%
Commercial & Residential - 5.8%
Capital Auto Receivables Asset Trust,
Series 2014-3, Class A3
1.480%, 11/20/2018	908,000	907,847
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,037,898
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AAB
3.552%, 03/10/2047	412,000	428,300

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	$477,000	$517,379
Series 2012-LC4, Class A3,
3.069%, 12/10/2044	364,000	375,349
Series 2013-CR12, Class ASB,
3.623%, 10/10/2046	752,000	786,797
Series 2013-CR7, Class A4,
3.213%, 03/10/2046	138,000	139,496
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	616,000	653,397
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	329,034
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	712,000	737,130
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	611,000	634,933
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,444,000	1,483,391
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	97,585	97,742
Series 2005-C5, Class A4,
5.100%, 08/15/2038 (P)	382,573	390,848
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	836,972	866,555
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	773,000	852,849
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	376,000	387,262
GS Mortgage Securities Trust,
Series 2014-GC18, Class AAB
3.648%, 01/10/2047	361,000	377,339
GS Mortgage Securities Trust
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	314,914	318,370
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	283,000	306,115
Series 2013-GC16, Class AAB,
3.813%, 11/10/2046	975,000	1,029,488
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	928,000	987,230
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	247,707
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,985,784	2,261,803
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class ASB,
3.428%, 08/15/2047	290,000	299,075
Series 2014-C22, Class A4,
3.801%, 09/15/2047	501,000	520,002
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	62,190	62,493
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,695,704

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	$302,779	$315,164
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	588,311
Series 2014-C20, Class ASB,
3.461%, 07/15/2047	636,000	657,675
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	302,198	315,480
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A6
4.799%, 12/15/2029 (P)	3,925	3,928
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	984,834	1,054,549
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	794,000	867,825
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class A4,
3.176%, 08/15/2045	252,000	254,614
Series 2012-C6, Class A3,
2.506%, 11/15/2045	905,000	902,332
Series 2013-C10, Class A1,
1.394%, 07/15/2046	1,055,635	1,064,003
Series 2013-C10, Class A3,
4.103%, 07/15/2046 (P)	812,000	867,072
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	367,000	383,980
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A2
3.476%, 06/15/2044 (S)	786,000	816,098
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	809,000	805,615
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	671,871
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	202,747
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	750,000	754,578

		29,257,375
U.S. Government Agency - 3.7%
Federal Home Loan Mortgage Corp.
Series 2013-121, Class LB,
3.000%, 12/25/2043	2,371,234	2,442,826
Series 2014-HQ1, Class M1,
1.807%, 08/25/2024 (P)	832,000	835,802
Series 2980, Class QA, 6.000%, 05/15/2035	148,533	165,793
Series 336, Class 300, 3.000%, 08/15/2044	4,571,000	4,482,794
Series 3529, Class AG, 6.500%, 04/15/2039	1,024,204	1,138,424
Series 3622, Class WA, 5.500%, 09/15/2039	106,536	119,905
Series 3664, Class DA, 4.000%, 11/15/2037	532,433	564,941
Series 3876, Class NB, 5.000%, 08/15/2038	839,496	915,257
Series T-48, Class 1A,
5.698%, 07/25/2033 (P)	18,158	20,645
Series T-57, Class 1A2, 7.000%, 07/25/2043	192,661	222,747
Series T-57, Class 1A3, 7.500%, 07/25/2043	178,182	213,065
Series T-59, Class 1A3, 7.500%, 10/25/2043	248,088	296,115
Series T-60, Class 1A3, 7.500%, 03/25/2044	257,115	307,650

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
3.500%, 09/01/2044	$3,766,000	$3,971,659
Series 2002-33, Class A2,
7.500%, 06/25/2032	207,619	243,943
Series 2002-95, Class DB,
6.000%, 01/25/2033	750,408	847,390
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	341,000	370,705
Series 2005-5, Class PA,
5.000%, 01/25/2035	20,369	22,022
Series 2006-56, Class CA,
6.000%, 07/25/2036	10,596	11,687
Series 2009-20, Class DT,
4.500%, 04/25/2039	629,194	673,931
Series 2012-130, Class DC,
3.000%, 12/25/2042	297,851	292,773
Series 2012-134, Class LC,
3.000%, 12/25/2042	603,564	595,953
Series 2013-9, Class CB,
5.500%, 04/25/2042	52,906	59,163

		18,815,190

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $47,915,343)		$48,072,565

ASSET BACKED SECURITIES - 13.5%
Ally Auto Receivables Trust
Series 2010-5, Class A4,
1.750%, 03/15/2016	484,278	485,322
Series 2011-1, Class A4,
2.230%, 03/15/2016	538,823	540,229
Series 2011-5, Class A4,
1.320%, 07/15/2016	373,000	374,227
Series 2012-1, Class A3,
0.930%, 02/16/2016	69,545	69,618
Series 2012-2, Class A3,
0.740%, 04/15/2016	358,293	358,634
Series 2013-1, Class A4,
0.840%, 02/15/2018	487,000	486,713
Series 2014-1, Class A4,
1.530%, 04/15/2019	3,436,000	3,438,134
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	577,000	575,554
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,018,173
American Express Credit Account
Master Trust, Series 2013-2, Class A
0.575%, 05/17/2021 (P)	619,000	621,399
American Express Issuance Trust II,
Series 2013-2, Class A
0.585%, 08/15/2019 (P)	1,216,000	1,218,967
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class A2
0.530%, 11/08/2016	101,193	101,218
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	1,162,000	1,157,188
BA Credit Card Trust, Series 2014-A2,
Class A
0.425%, 09/16/2019 (P)	1,546,000	1,547,643
California Republic Auto Receivables Trust,
Series 2014-2, Class A4
1.570%, 12/16/2019	318,000	317,168

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	$1,734,000	$1,736,679
Series 2013-2, Class A2,
0.920%, 09/20/2016	1,031,000	1,033,187
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	554,354
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	301,611
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	752,410
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,025,933
Series 2014-1, Class A3,
1.320%, 06/20/2018	705,000	708,559
Series 2014-1, Class A4,
1.690%, 10/22/2018	607,000	610,840
Series 2014-2, Class A1,
0.456%, 06/20/2016 (P)	1,159,000	1,159,276
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,067,545
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	306,293
Capital One Multi-Asset Execution Trust,
Series 2013-A1, Class A1
0.630%, 11/15/2018	403,000	402,564
Chase Issuance Trust
Series 2012-A2, Class A2,
0.425%, 05/15/2019 (P)	1,523,000	1,526,876
Series 2012-A8, Class A8,
0.540%, 10/16/2017	398,000	398,164
Series 2013-A7, Class A,
0.585%, 09/15/2020 (P)	575,000	577,258
Series 2013-A9, Class A,
0.575%, 11/16/2020 (P)	1,639,000	1,642,463
Series 2014-A5, Class A5,
0.525%, 04/15/2021 (P)	648,000	649,001
Series 2014-A6, Class A,
1.260%, 07/15/2019	334,000	333,718
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1,
0.550%, 10/10/2017	338,000	338,077
Series 2013-A7, Class A7,
0.587%, 09/10/2020 (P)	2,372,000	2,380,646
Series 2014-A6, Class A6,
2.150%, 07/15/2021	2,587,000	2,594,200
Discover Card Execution Note Trust
Series 2013-A5, Class A5,
1.040%, 04/15/2019	200,000	200,130
Series 2014-A1, Class A1,
0.585%, 07/15/2021 (P)	842,000	842,392
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A, 1.920%, 01/15/2019	1,157,000	1,178,317
Series 2014-1, Class A1,
1.200%, 02/15/2019	854,000	852,908
Honda Auto Receivables Owner Trust,
Series 2013-2, Class A3
0.530%, 02/16/2017	669,000	669,494
Hyundai Auto Receivables Trust,
Series 2011-C A4
1.300%, 02/15/2018	411,000	413,681
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	122,424	122,959

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-1,
Class A2
0.465%, 03/27/2023 (P)	$557,000	$557,141
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.414%, 10/27/2036 (P)	920,936	911,550
Series 2005-1, Class A5,
0.344%, 10/25/2033 (P)	52,000	51,657
Series 2006-1, Class A4,
0.325%, 11/23/2022 (P)	364,113	363,437
Series 2006-2, Class A4,
0.314%, 10/26/2026 (P)	1,458,823	1,455,760
Series 2007-1, Class A1,
0.245%, 11/27/2018 (P)	166,232	166,119
Series 2007-2A, Class A3L,
0.583%, 03/25/2026 (P)(S)	1,390,000	1,380,791
Series 2010-4, Class A,
0.955%, 04/25/2046 (P)(S)	491,371	496,480
Series 2014-3A, Class A,
0.735%, 06/25/2041 (P)(S)	1,640,539	1,639,035
Nissan Auto Receivables Owner Trust,
Series 2014-A, Class A2
0.420%, 11/15/2016	358,000	357,958
Santander Drive Auto Receivables Trust
Series 2012-5, Class A3,
0.830%, 12/15/2016	146,762	146,853
Series 2012-6, Class A3,
0.620%, 07/15/2016	69,708	69,714
Series 2013-3, Class A2,
0.550%, 09/15/2016	401,697	401,785
SLC Student Loan Trust, Series 2007-2,
Class A2
0.634%, 05/15/2028 (P)	384,913	384,894
SLM Private Education Loan Trust
Series 2012-A, Class A1,
1.555%, 08/15/2025 (P)(S)	964,054	976,165
Series 2012-C, Class A1,
1.255%, 08/15/2023 (P)(S)	542,743	546,560
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	832,000	860,568
Series 2012-E, Class A1,
0.905%, 10/16/2023 (P)(S)	1,227,306	1,232,159
Series 2012-E, Class A2B,
1.905%, 06/15/2045 (P)(S)	1,328,000	1,371,626
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,486,000	1,463,966
Series 2013-C, Class A1,
1.005%, 02/15/2022 (P)(S)	851,297	855,464
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	288,513
Series 2014-A, Class A1,
0.755%, 07/15/2022 (P)(S)	341,350	342,084
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	493,603
SLM Student Loan Trust
Series 2005-5, Class A3,
0.334%, 04/25/2025 (P)	124,837	124,413
Series 2005-6, Class A5B,
1.434%, 07/27/2026 (P)	514,323	523,422
Series 2005-9, Class A5,
0.354%, 01/27/2025 (P)	915,388	913,532
Series 2006-3, Class A5,
0.334%, 01/25/2021 (P)	1,012,000	999,282

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2006-5, Class A5,
0.344%, 01/25/2027 (P)	$2,704,000	$2,675,554
Series 2007-2, Class B,
0.404%, 07/25/2025 (P)	388,000	350,001
Series 2008-5, Class A3,
1.534%, 01/25/2018 (P)	329,620	331,909
Series 2010-1, Class A,
0.555%, 03/25/2025 (P)	986,629	986,589
Series 2012-3, Class A,
0.805%, 12/26/2025 (P)	1,817,135	1,830,680
Series 2012-6, Class B,
1.155%, 04/27/2043 (P)	720,000	677,161
Series 2013-1, Class B,
1.955%, 11/25/2043 (P)	185,000	185,243
Series 2013-2, Class B,
1.655%, 06/25/2043 (P)	119,000	116,184
Series 2013-3, Class A2,
0.455%, 05/26/2020 (P)	641,000	641,222
Series 2013-3, Class B,
1.655%, 09/25/2043 (P)	366,000	357,256
Series 2013-5, Class A2,
0.555%, 10/26/2020 (P)	502,000	503,297
Series 2013-6, Class A2,
0.655%, 02/25/2021 (P)	272,000	273,071
Series 2013-6, Class A3,
0.805%, 06/26/2028 (P)	1,031,000	1,037,007
Series 2014-1, Class A2,
0.535%, 07/26/2021 (P)	556,000	557,437
Series 2014-2, Class A3,
0.745%, 03/26/2029 (P)	840,000	844,488
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.857%, 12/10/2018 (P)(S)	1,142,000	1,144,858

TOTAL ASSET BACKED SECURITIES (Cost $68,354,961)		$68,576,210

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	24,101	241,185

TOTAL SECURITIES LENDING
COLLATERAL (Cost $241,187)		$241,185

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	12,119,828	12,119,828

TOTAL SHORT-TERM INVESTMENTS (Cost $12,119,828)		$12,119,828

Total Investments (Core Bond Fund)
(Cost $553,680,052) - 110.4%		$560,710,102
Other assets and liabilities, net - (10.4%)		(52,997,850)

TOTAL NET ASSETS - 100.0%		$507,712,252

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.3%
Consumer Discretionary - 10.1%
Auto Components - 0.6%
Johnson Controls, Inc.	276,200	$13,481,323

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.1%
Ford Motor Company	687,200	$11,964,152
General Motors Company	332,739	11,579,317

		23,543,469
Distributors - 0.6%
Genuine Parts Company	134,950	11,840,513
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	448,800	17,000,544
Household Durables - 0.1%
Whirlpool Corp.	13,400	2,050,468
Leisure Products - 1.0%
Mattel, Inc.	599,500	20,676,755
Media - 3.3%
Cablevision Systems Corp., Class A (L)	510,100	9,441,951
Comcast Corp., Class A	189,200	10,354,916
News Corp., Class A (I)	54,200	955,275
Pearson PLC	295,814	5,458,600
The Madison Square Garden, Inc., Class A (I)	62,725	4,193,794
The New York Times Company, Class A	466,100	5,770,318
The Walt Disney Company	128,500	11,549,580
Time Warner, Inc.	311,066	23,961,414

		71,685,848
Multiline Retail - 1.8%
Kohl’s Corp.	381,700	22,440,143
Macy’s, Inc.	256,300	15,964,927

		38,405,070
Specialty Retail - 0.6%
Staples, Inc.	986,900	11,526,992
Tiffany & Company	14,200	1,433,348

		12,960,340
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	138,200	5,089,906

		216,734,236
Consumer Staples - 4.7%
Beverages - 0.8%
PepsiCo, Inc.	180,700	16,712,943
Food Products - 2.4%
Archer-Daniels-Midland Company	442,000	22,038,120
Bunge, Ltd.	31,700	2,683,405
Campbell Soup Company	386,000	17,300,520
ConAgra Foods, Inc.	51,900	1,671,180
McCormick & Company, Inc. (L)	113,800	7,930,722

		51,623,947
Household Products - 1.0%
Procter & Gamble Company	37,200	3,091,692
The Clorox Company (L)	203,600	18,038,960

		21,130,652
Personal Products - 0.5%
Avon Products, Inc.	730,700	10,259,028

		99,726,570
Energy - 14.2%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc. (L)	258,900	11,376,066
Schlumberger, Ltd.	162,300	17,794,572

		29,170,638

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	145,036	$16,344,107
Apache Corp.	421,000	42,870,430
BP PLC, ADR	224,892	10,758,833
Chevron Corp.	351,460	45,496,497
ConocoPhillips	114,500	9,299,690
CONSOL Energy, Inc.	378,300	15,237,924
Exxon Mobil Corp.	390,624	38,851,463
Hess Corp.	281,300	28,439,430
Murphy Oil Corp.	339,400	21,202,318
Petroleo Brasileiro SA, ADR	313,900	6,143,023
Royal Dutch Shell PLC, ADR	408,900	33,108,633
Talisman Energy, Inc.	662,600	6,672,382

		274,424,730

		303,595,368
Financials - 18.2%
Banks - 10.5%
Bank of America Corp.	2,052,622	33,026,688
JPMorgan Chase & Company	896,314	53,285,867
Regions Financial Corp.	752,900	7,641,935
SunTrust Banks, Inc.	525,800	20,022,464
The PNC Financial Services Group, Inc.	351,600	29,798,100
U.S. Bancorp	859,900	36,356,572
Wells Fargo & Company	860,200	44,248,688

		224,380,314
Capital Markets - 1.8%
Legg Mason, Inc. (L)	309,300	15,254,676
Northern Trust Corp.	317,200	21,997,820
The Bank of New York Mellon Corp.	12,400	485,832

		37,738,328
Consumer Finance - 1.0%
American Express Company	239,900	21,483,045
Insurance - 3.6%
Loews Corp.	191,900	8,393,706
Marsh & McLennan Companies, Inc.	536,200	28,472,220
MetLife, Inc.	226,500	12,398,610
Sun Life Financial, Inc. (L)	227,900	8,475,601
The Allstate Corp.	76,700	4,716,283
The Chubb Corp.	100,900	9,277,755
Willis Group Holdings PLC	136,100	5,712,117

		77,446,292
Real Estate Investment Trusts - 1.3%
Digital Realty Trust, Inc.	155,500	10,146,375
Weyerhaeuser Company	506,413	17,192,721

		27,339,096

		388,387,075
Health Care - 6.2%
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	207,100	13,090,791
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Company	433,400	21,951,710
GlaxoSmithKline PLC	414,468	10,129,486
Johnson & Johnson	325,500	33,764,115
Merck & Company, Inc.	466,200	28,023,282
Pfizer, Inc.	881,188	25,898,115

		119,766,708

		132,857,499

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 13.1%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	248,300	$23,645,609
The Boeing Company	171,400	21,733,520

		45,379,129
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	216,300	21,052,479
Airlines - 0.7%
United Continental Holdings, Inc. (I)	296,200	14,102,082
Building Products - 0.9%
Masco Corp.	496,800	11,659,896
USG Corp. (I)(L)	270,600	7,839,282

		19,499,178
Electrical Equipment - 1.6%
Eaton Corp. PLC	151,626	10,585,011
Emerson Electric Company	351,200	22,483,824

		33,068,835
Industrial Conglomerates - 2.7%
General Electric Company	2,210,700	57,433,986
Machinery - 4.1%
Deere & Company	155,800	13,101,222
Illinois Tool Works, Inc.	350,700	30,935,247
Joy Global, Inc. (L)	224,700	14,189,805
Stanley Black & Decker, Inc.	186,500	17,064,750
Xylem, Inc.	358,200	13,346,532

		88,637,556

		279,173,245
Information Technology - 9.9%
Communications Equipment - 2.7%
Cisco Systems, Inc.	727,500	18,180,225
Harris Corp.	282,400	20,160,536
QUALCOMM, Inc.	244,000	18,568,400

		56,909,161
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	862,100	17,983,406
IT Services - 1.3%
Computer Sciences Corp.	173,600	10,379,544
International Business Machines Corp.	51,800	9,961,140
The Western Union Company (L)	438,300	7,657,101

		27,997,785
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	284,700	14,553,864
Applied Materials, Inc.	867,300	20,038,967
Texas Instruments, Inc.	329,600	15,880,128

		50,472,959
Software - 1.2%
CA, Inc.	171,900	4,854,456
Microsoft Corp.	472,000	21,442,960

		26,297,416
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	174,400	17,876,000
Dell, Inc.	1,010,600	14,579,760

		32,455,760

		212,116,487

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.8%
Chemicals - 1.0%
E.I. du Pont de Nemours & Company	181,200	$11,979,132
Potash Corp. of Saskatchewan, Inc.	257,100	9,039,636

		21,018,768
Construction Materials - 0.7%
Vulcan Materials Company	243,400	15,426,692
Containers & Packaging - 0.6%
MeadWestvaco Corp.	274,800	11,816,400
Metals & Mining - 1.3%
Newmont Mining Corp.	362,500	9,820,125
Nucor Corp.	345,800	18,783,856

		28,603,981
Paper & Forest Products - 1.2%
International Paper Company	522,425	25,311,491

		102,177,332
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	862,573	30,155,552
CenturyLink, Inc.	312,198	12,796,996
Telefonica SA	399,405	6,336,474
Verizon Communications, Inc.	421,477	20,997,984

		70,287,006
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	1,205,937	4,144,661

		74,431,667
Utilities - 5.6%
Electric Utilities - 4.0%
Duke Energy Corp.	323,136	23,908,833
Entergy Corp.	273,000	21,132,930
Exelon Corp.	482,400	16,121,808
FirstEnergy Corp.	359,875	12,322,120
Xcel Energy, Inc.	404,900	12,977,045

		86,462,736
Independent Power and Renewable Electricity
Producers - 0.4%
AES Corp.	533,000	8,090,940
Multi-Utilities - 1.2%
NiSource, Inc.	659,700	26,170,299

		120,723,975

TOTAL COMMON STOCKS (Cost $1,413,146,830)		$1,929,923,454

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	6,665,157	66,698,890

TOTAL SECURITIES LENDING
COLLATERAL (Cost $66,698,484)		$66,698,890

SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 8.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,430,811	1,430,811

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0575% (Y)	188,775,849	$188,775,849

		190,206,660

TOTAL SHORT-TERM INVESTMENTS (Cost $190,206,660)		$190,206,660

Total Investments (Equity-Income Fund)
(Cost $1,670,051,974) - 102.3%		$2,186,829,004
Other assets and liabilities, net - (2.3%)		(49,512,320)

TOTAL NET ASSETS - 100.0%		$2,137,316,684

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.0%
Belgium - 1.9%
Anheuser-Busch InBev NV	76,948	$8,583,778
France - 5.2%
Danone SA	340,061	23,747,125
Germany - 6.8%
adidas AG	298,722	22,461,963
SAP SE	110,941	8,647,217

		31,109,180
Ireland - 2.3%
Experian PLC	597,583	10,402,225
Netherlands - 5.3%
Heineken Holding NV	349,311	24,123,307
Switzerland - 1.8%
Nestle SA	105,610	8,191,990
United Kingdom - 18.1%
Diageo PLC	504,878	14,899,092
Imperial Tobacco Group PLC	329,205	14,368,136
Intertek Group PLC	148,584	6,909,326
Reckitt Benckiser Group PLC	153,562	13,400,685
SABMiller PLC	592,888	32,759,773

		82,337,012
United States - 51.6%
Amazon.com, Inc. (I)	111,308	37,737,864
Amgen, Inc.	78,885	10,994,991
Apple, Inc.	261,492	26,802,930
AutoZone, Inc. (I)	13,352	7,194,592
Discovery Communications, Inc., Class A (I)	88,934	3,888,194
Discovery Communications, Inc., Series C (I)	88,934	3,821,494
Google, Inc., Class A (I)	13,931	8,112,857
Google, Inc., Class C (I)	13,931	7,962,960
McCormick & Company, Inc.	67,050	4,672,715
McDonald’s Corp.	133,479	12,509,652
Oracle Corp.	435,848	18,100,767
PepsiCo, Inc.	197,488	18,265,665
Philip Morris International, Inc.	39,417	3,373,307
QUALCOMM, Inc.	337,392	25,675,531
Starbucks Corp.	151,146	11,760,670
The Coca-Cola Company	263,679	11,000,688
The Procter & Gamble Company	217,575	18,082,658

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Fundamental Global Franchise Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Visa, Inc., Class A		24,089	$5,119,394

			235,076,929

TOTAL COMMON STOCKS (Cost $333,160,323)			$423,571,546

SHORT-TERM INVESTMENTS - 6.6%
Repurchase Agreement - 6.6%
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $30,161,000 on 09/02/2014,
collateralized by $31,205,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$30,767,818, including interest)		$30,161,000	$30,161,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,161,000)			$30,161,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $363,321,323) - 99.6%			$453,732,546
Other assets and liabilities, net - 0.4%			1,596,532

TOTAL NET ASSETS - 100.0%			$455,329,078

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 51.4%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,556,787
3.750%, 11/20/2020	200,000		248,386
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)	1,300,000		1,262,841

			3,068,014
Belgium - 0.3%
European Union
2.750%, 06/03/2016	EUR	1,200,000	1,651,358
3.250%, 04/04/2018	100,000		145,888

			1,797,246
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,300,000	1,332,500
5.750%, 09/26/2023 (S)	1,200,000		1,305,000

			2,637,500
Canada - 1.8%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	539,713
Province of Ontario
2.100%, 09/08/2018		1,000,000	932,365
2.450%, 06/29/2022		$1,100,000	1,085,170
3.150%, 06/02/2022	CAD	600,000	575,455
3.450%, 06/02/2045	1,100,000		1,005,155
3.500%, 06/02/2024	3,800,000		3,692,322
Province of Quebec
3.000%, 09/01/2023	1,500,000		1,403,886
4.250%, 12/01/2021	1,900,000		1,950,222

			11,184,288

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 7.3%
Caisse d’Amortissement de la Dette
Sociale
1.125%, 01/30/2017 (S)		$2,200,000	$2,212,338
Government of France
1.000%, 05/25/2018 to 11/25/2018	EUR	20,300,000	27,517,068
1.750%, 05/25/2023 to 11/25/2024		1,600,000	2,227,079
3.000%, 04/25/2022		800,000	1,223,971
3.250%, 05/25/2045		7,100,000	11,394,756

			44,575,212
Germany - 0.2%
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		830,592	1,151,108
Italy - 9.2%
Republic of Italy
3.750%, 09/01/2024		7,000,000	10,268,164
4.500%, 05/01/2023 to 03/01/2024		15,000,000	23,311,186
4.750%, 09/01/2021		3,100,000	4,879,906
4.750%, 09/01/2028 to 09/01/2044 (S)		3,900,000	6,171,584
5.500%, 09/01/2022 to 11/01/2022		5,300,000	8,735,536
6.000%, 08/04/2028	GBP	1,300,000	2,556,577

			55,922,953
Japan - 5.3%
Government of Japan
1.600%, 03/20/2033	JPY	360,000,000	3,663,651
1.700%, 09/20/2032		2,720,000,000	28,248,734

			31,912,385
Mexico - 7.5%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	10,633,245
7.500%, 06/03/2027	MXN	65,700,000	5,650,127
7.750%, 05/29/2031 to 11/23/2034		106,050,000	9,233,048
8.000%, 12/07/2023		40,000,000	3,556,881
8.500%, 11/18/2038		10,000,000	939,015
9.500%, 12/18/2014		142,800,000	11,125,793
10.000%, 12/05/2024		41,900,000	4,253,619

			45,391,728
New Zealand - 2.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	8,400,000	7,330,271
5.500%, 04/15/2023		1,900,000	1,751,931
6.000%, 05/15/2021		4,600,000	4,289,266
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	923,205

			14,294,673
Norway - 0.7%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,080,100
6.500%, 04/12/2021	AUD	1,300,000	1,408,300

			4,488,400
Slovenia - 2.9%
Republic of Slovenia
4.125%, 02/18/2019		$1,500,000	1,586,250
4.700%, 11/01/2016 (S)	EUR	7,600,000	10,764,929
4.750%, 05/10/2018		$4,000,000	4,310,000
5.250%, 02/18/2024		500,000	542,500
5.500%, 10/26/2022		300,000	331,350

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain - 7.9%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	1,000,000	$1,486,458
Autonomous Community of Madrid
4.200%, 09/24/2014		3,400,000	4,475,784
Kingdom of Spain
3.800%, 04/30/2024 (S)		2,800,000	4,214,363
4.400%, 10/31/2023 (S)		1,500,000	2,360,261
5.400%, 01/31/2023 (S)		21,400,000	35,788,420

			48,325,286
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	1,048,232
United Kingdom - 4.8%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	3,152,740
2.750%, 09/07/2024		1,400,000	2,402,258
3.250%, 01/22/2044		8,800,000	15,438,843
3.500%, 01/22/2045		300,000	551,416
4.250%, 06/07/2032 to 12/07/2040		2,200,000	4,529,535
4.500%, 09/07/2034		800,000	1,665,224
4.750%, 12/07/2030 to 12/07/2038		800,000	1,712,169

			29,452,185

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $307,699,954)			$312,784,239

CORPORATE BONDS - 16.9%
Australia - 0.6%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	402,362
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	2,021,714
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,502,232

			3,926,308
Denmark - 0.4%
Nykredit Realkredit A/S
2.000%, 01/01/2015	DKK	7,300,000	1,294,102
Realkredit Danmark A/S
2.000%, 01/01/2015		5,100,000	904,773

			2,198,875
France - 1.6%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,908,878
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,981,175

			9,890,053
Germany - 3.1%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,600,000	4,043,531
KFW
2.000%, 09/07/2016		4,000,000	5,463,404
6.250%, 05/19/2021	AUD	8,600,000	9,271,240

			18,778,175
Hong Kong - 0.3%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$1,500,000	1,537,374

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Ireland - 2.4%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,100,000	$1,551,105
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		9,400,000	12,897,099
Italy - 0.2%
Banca Carige SpA
3.750%, 11/25/2016		500,000	691,257
Banca Monte dei Paschi di Siena SpA
2.875%, 04/16/2021		300,000	414,683

			1,105,940
Luxembourg - 0.2%
Petrobras International Finance Company
7.875%, 03/15/2019		$1,200,000	1,395,514

			1,395,514
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,831,500
Netherlands - 0.9%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,358,335
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,958,637
Portugal - 0.3%
Banco Espirito Santo SA
5.875%, 11/09/2015	EUR	1,300,000	1,724,205

			1,724,205
Spain - 0.9%
Banco Popular Espanol SA
4.000%, 10/18/2016		800,000	1,122,082
Bankia SA
3.500%, 12/14/2015		3,300,000	4,494,413

			5,616,495
Sweden - 0.3%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	460,878
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	612,164
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	475,638
Swedbank Hypotek AB
3.750%, 12/20/2017		2,500,000	391,330

			1,940,010
Switzerland - 0.6%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,430,931
Tunisia - 0.5%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,273,885
United Kingdom - 0.6%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		$200,000	222,500
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,951,819
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,136,032

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	$300,000	$302,440

		3,612,791
United States - 3.4%
Ally Financial, Inc.
2.750%, 01/30/2017	600,000	603,750
4.625%, 06/26/2015	2,300,000	2,360,375
Altria Group, Inc.
9.250%, 08/06/2019	354,000	465,679
Bank of America Corp.
0.845%, 08/25/2017 (P)	2,000,000	2,005,282
1.700%, 08/25/2017	700,000	700,623
D.R. Horton, Inc.
5.250%, 02/15/2015	1,800,000	1,829,250
HJ Heinz Company
4.250%, 10/15/2020	3,000,000	3,041,250
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	2,100,000	2,296,864
7.125%, 09/01/2018 (S)	500,000	573,750
Intuit, Inc.
5.750%, 03/15/2017	2,000,000	2,218,502
Masco Corp.
6.125%, 10/03/2016	700,000	757,750
Verizon Communications, Inc.
1.981%, 09/14/2018 (P)	3,800,000	3,999,359

		20,852,434
Virgin Islands - 0.3%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)	300,000	306,541
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)	1,500,000	1,578,534

		1,885,075

TOTAL CORPORATE BONDS (Cost $100,619,806)		$102,764,741

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 17.1%
U.S. Government - 8.4%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	1,343,048	1,335,903
0.250%, 07/15/2024 (C)	1,003,720	994,388
1.375%, 01/15/2020 to 02/15/2044	747,631	828,118
2.375%, 01/15/2027	590,905	729,675
2.500%, 01/15/2029	5,439,294	6,947,425
U.S. Treasury Bonds
3.125%, 11/15/2041 to 08/15/2044	6,700,000	6,800,267
3.375%, 05/15/2044	400,000	423,500
3.625%, 08/15/2043 to 02/15/2044	13,500,000	14,956,549
3.750%, 11/15/2043	3,600,000	4,077,562
6.250%, 05/15/2030	700,000	1,018,718
U.S. Treasury Notes
2.375%, 08/15/2024	800,000	802,250
2.500%, 08/15/2023 to 05/15/2024	3,500,000	3,559,687
2.750%, 11/15/2023	3,700,000	3,841,928
U.S. Treasury Strip Coupon
2.271%, 11/15/2023	2,900,000	2,315,038
2.391%, 05/15/2026	3,000,000	2,191,203

		50,822,211

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 8.7%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041	$356,266	$377,152
Federal National Mortgage Association
1.322%, 11/01/2042 to 10/01/2044 (P)	1,547,465	1,591,331
1.979%, 11/01/2035 (P)	171,511	179,523
3.500%, TBA (C)	37,000,000	39,080,173
3.730%, 01/01/2018	5,000,000	5,199,469
4.500%, TBA (C)	6,000,000	6,478,527
5.155%, 09/01/2035 (P)	54,680	58,628
5.199%, 07/01/2035 (P)	88,759	95,166

		53,059,969

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $102,057,843)		$103,882,180

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.4%
Commercial & Residential - 12.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.735%, 09/25/2035 (P)	86,827	78,229
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.069%, 10/25/2034 (P)	160,380	160,819
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.639%, 02/20/2036 (P)	660,836	659,147
Series 2006-J, Class 4A1,
2.827%, 01/20/2047 (P)	96,342	74,394
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.475%, 08/25/2033 (P)	32,840	33,051
Series 2003-7, Class 6A,
2.518%, 10/25/2033 (P)	68,407	69,250
Series 2003-9, Class 2A1,
2.790%, 02/25/2034 (P)	12,790	12,623
Series 2004-2, Class 22A,
2.654%, 05/25/2034 (P)	150,776	145,526
Series 2004-2, Class 23A,
2.483%, 05/25/2034 (P)	60,205	56,377
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)	801,802	813,193
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)	159,454	161,361
Series 2005-4, Class 3A1,
2.503%, 08/25/2035 (P)	380,045	342,131
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)	494,159	501,214
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.607%, 09/25/2035 (P)	1,292,895	1,124,516
Series 2005-9, Class 24A1,
2.619%, 11/25/2035 (P)	569,218	442,435
Series 2006-8, Class 3A1,
0.315%, 02/25/2034 (P)	55,733	51,304
Series 2006-6, Class 32A1,
2.627%, 11/25/2036 (P)	1,253,117	867,609
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
3.578%, 01/26/2036 (P)	686,467	542,523

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.406%, 05/20/2045 (P)		$479,634	$392,487
Berica Residential MBS SRL, Series 8,
Class A
0.616%, 03/31/2048 (P)	EUR	2,137,176	2,716,349
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		$185,295	181,276
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		817,852	808,681
Series 2005-12, Class 2A1,
0.955%, 08/25/2035 (P)(S)		1,060,388	899,875
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		271,183	272,844
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		292,504	293,899
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		105,989	99,256
Series 2005-56, Class 2A2,
2.157%, 11/25/2035 (P)		69,450	54,889
Series 2005-56, Class 2A3,
1.617%, 11/25/2035 (P)		69,403	52,984
Series 2006-OA19, Class A1,
0.336%, 02/20/2047 (P)		1,624,155	1,213,171
Series 2007-11T1, Class A12,
0.505%, 05/25/2037 (P)		300,267	208,054
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		143,147	119,143
Series 2005-81, Class A1,
0.435%, 02/25/2037 (P)		3,012,373	2,416,589
Series 2006-OA1, Class 2A1,
0.366%, 03/20/2046 (P)		968,319	754,229
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.620%, 08/25/2034 (P)		43,506	38,566
Series 2004-22, Class A3,
2.501%, 11/25/2034 (P)		146,537	138,008
Series 2005-R2, Class 1AF1,
0.495%, 06/25/2035 (P)(S)		272,021	243,391
Series 2004-12, Class 12A1,
2.475%, 08/25/2034 (P)		376,795	329,922
Series 2004-25, Class 1A1,
0.485%, 02/25/2035 (P)		158,148	148,228
Series 2004-25, Class 2A1,
0.495%, 02/25/2035 (P)		195,694	177,663
Series 2005-HYB9, Class 5A1,
2.376%, 02/20/2036 (P)		417,759	360,290
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		304,429	280,628
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.245%, 07/25/2033 (P)		12,130	12,157
Series 2003-AR20, Class 2A1,
2.472%, 08/25/2033 (P)		109,245	108,828
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.930%, 12/16/2049 (P)(S)		254,491	269,796

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Crusade Global Trust, Series 2005-2,
Class A2
2.813%, 08/14/2037 (P)	AUD	1,244,182	$1,160,128
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.263%, 02/20/2044 (P)	GBP	1,301,282	2,200,146
Eurosail PLC, Series 2006-1X, Class A2C
0.694%, 06/10/2044 (P)		1,880,951	3,025,069
First Flexible PLC, Series 7, Class A
0.798%, 09/15/2033 (P)		238,515	392,198
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.612%, 08/25/2035 (P)		$82,305	77,555
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.505%, 11/15/2031 (P)		212,225	198,664
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.658%, 10/18/2054 (P)(S)	GBP	2,900,000	4,880,683
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.879%, 06/25/2034 (P)		$11,342	10,891
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.373%, 06/18/2038 (P)	EUR	1,374,650	1,734,835
Series 2007-1, Class A2A,
0.680%, 03/18/2039 (P)	GBP	1,301,697	2,051,004
Series 2007-1, Class A2B,
0.353%, 03/18/2039 (P)	EUR	1,513,601	1,889,549
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.795%, 10/25/2033 (P)		$9,790	9,621
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.532%, 11/10/2045		3,420,770	428,366
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		51,788	51,186
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.482%, 05/19/2033 (P)		119,291	120,191
Series 2005-4, Class 3A1,
2.547%, 07/19/2035 (P)		28,227	26,313
Series 2006-1, Class 2A1A,
0.396%, 03/19/2036 (P)		876,954	658,842
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.533%, 12/25/2034 (P)		52,859	49,091
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		2,023	2,023
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)		74,920	75,026
Series 2006-A1, Class 3A2,
2.619%, 02/25/2036 (P)		710,647	629,717
Series 2007-A1, Class 5A6,
2.621%, 07/25/2035 (P)		238,564	218,806
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.220%, 02/25/2033 (P)		79,193	76,192

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)		$397,590	$392,127
Series 2005-A8, Class A3A2,
0.405%, 08/25/2036 (P)		72,061	68,590
Series 2003-C, Class A1,
0.815%, 06/25/2028 (P)		297,242	285,584
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		927,247	992,886
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.079%, 08/12/2049 (P)		2,000,000	2,201,242
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.304%, 07/12/2044 (P)		1,285,960	1,283,997
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.595%, 12/15/2030 (P)		312,197	296,675
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.607%, 10/07/2020 (P)		2,200,327	2,211,758
Series 2010-R2, Class 2A,
0.627%, 11/05/2020 (P)		15,065,852	15,117,347
Newgate Funding PLC, Series 2007-3X,
Class A1
1.158%, 12/15/2050 (P)	GBP	20,697	34,356
Puma Finance, Ltd.
Series 2005-P11, Class BA,
3.035%, 08/22/2037 (P)	AUD	109,274	101,941
Series 2006-G5, Class A1,
0.374%, 02/21/2038 (P)(S)		$315,168	312,048
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1,
0.335%, 06/25/2046 (P)		1,549,960	710,418
Series 2007-QO2, Class A1,
0.305%, 02/25/2047 (P)		333,731	196,711
Series 2006-QO3, Class A1,
0.365%, 04/25/2046 (P)		971,248	486,609
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.555%, 01/25/2046 (P)		377,495	203,125
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
2.965%, 09/25/2035 (P)		125,218	105,087
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.685%, 06/12/2044 (P)	GBP	811,809	1,267,681
Sequoia Mortgage Trust, Series 5, Class A
0.856%, 10/19/2026 (P)		$88,761	88,078
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.477%, 02/25/2034 (P)		99,539	101,041
Series 2004-1, Class 4A2,
2.477%, 02/25/2034 (P)		547,465	555,711
Series 2004-12, Class 7A1,
2.473%, 09/25/2034 (P)		212,502	213,068

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-19, Class 2A1,
1.518%, 01/25/2035 (P)		$549,353	$447,468
Series 2004-4, Class 3A2,
2.456%, 04/25/2034 (P)		220,090	220,613
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.375%, 05/25/2036 (P)		1,263,977	942,174
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.612%, 10/28/2035 (P)(S)		151,523	143,736
Swan Trust, Series 2010-1, Class A
3.905%, 04/25/2041 (P)	AUD	845,403	799,227
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.405%, 06/25/2047 (P)		$220,683	197,441
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		444,588	393,476
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		472,338	462,073
Torrens Trust, Series 2007-1, Class A
3.048%, 10/19/2038 (P)	AUD	493,443	456,741
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.317%, 11/25/2042 (P)		$191,247	187,333
Series 2003-AR5, Class A7,
2.444%, 06/25/2033 (P)		54,445	55,271
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)		111,104	105,925
Series 2005-AR2, Class 2A1A,
0.465%, 01/25/2045 (P)		172,063	170,216
Series 2006-AR13, Class 2A,
2.168%, 10/25/2046 (P)		1,954,176	1,830,083
Series 2006-AR17, Class 1A1A,
0.927%, 12/25/2046 (P)		299,518	283,578
Series 2006-AR3, Class A1A,
1.117%, 02/25/2046 (P)		640,737	608,111
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.057%, 07/25/2046 (P)		242,264	145,556
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.618%, 09/25/2034 (P)		109,312	111,892

			73,479,995
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 4263, Class FB,
0.555%, 11/15/2043 (P)		2,357,616	2,363,257
Series T-63, Class 1A1,
1.322%, 02/25/2045 (P)		162,948	166,778
Federal National Mortgage Association
Series 2003-W6, Class F,
0.505%, 09/25/2042 (P)		293,393	290,575
Series 2004-W2, Class 5AF,
0.505%, 03/25/2044 (P)		180,042	179,312
Series 2005-120, Class NF,
0.255%, 01/25/2021 (P)		19,594	19,586

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-15, Class FC,
0.285%, 03/25/2036 (P)		$186,504	$176,471
Series 2006-16, Class FC,
0.455%, 03/25/2036 (P)	742,121		745,867
Series 2006-5, Class 3A2,
2.210%, 05/25/2035 (P)	284,837		292,827
Series 2010-136, Class FA,
0.655%, 12/25/2040 (P)	1,689,412		1,698,391
Series 2011-53, Class FT,
0.735%, 06/25/2041 (P)	2,156,163		2,169,964

			8,103,028

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $83,628,020)			$81,583,023

ASSET BACKED SECURITIES - 1.3%
Access Group, Inc., Series 2008-1,
Class A
1.534%, 10/27/2025 (P)	1,296,467		1,305,299
Globaldrive Auto Receivables BV,
Series 2011-AA, Class A
0.839%, 04/20/2019 (P)(S)	EUR	259,300	341,423
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.710%, 09/20/2022 (P)	1,000,000		1,269,131
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%, 10/25/2034 (P)		$134,514	122,226
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P)(S)	EUR	489,691	639,815
Mercator CLO II PLC, Series X, Class A1
0.433%, 02/18/2024 (P)	527,680		691,822
Mid-State Trust, Series 4, Class A
8.330%, 04/01/2030		$455,355	461,617
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.384%, 07/25/2023 (P)(S)	1,400,000		1,399,275
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	871,477	1,128,244
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.494%, 04/15/2020 (P)(S)		$156,085	155,726
SACO I Trust, Series 2005-10, Class 1A
0.675%, 06/25/2036 (P)	136,630		218,040
SLM Student Loan Trust, Series 2003-6,
Class A4
0.431%, 12/17/2018 (P)	65,584		65,569

TOTAL ASSET BACKED SECURITIES (Cost $7,750,472)			$7,798,187

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	70,860

TOTAL COMMON STOCKS (Cost $24,352)			$70,860

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient LLC, 4.177%		6,200	$151,528

TOTAL PREFERRED SECURITIES (Cost $69,750)			$151,528

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)	5,000,000		$195,630
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)	3,100,000		121,291

			316,921

TOTAL PURCHASED OPTIONS (Cost $659,811)			$316,921

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)	3,600,000		724,500
6.875%, 05/02/2018 (I)	4,200,000		855,750

TOTAL ESCROW SHARES (Cost $227,885)			$1,580,250

CERTIFICATE OF DEPOSIT - 1.3%
Credit Suisse New York
0.614%, 01/28/2016		$4,600,000	$4,601,044
Intesa Sanpaolo SpA
1.614%, 04/11/2016 (P)	3,200,000		3,229,501

TOTAL CERTIFICATE OF DEPOSIT (Cost $7,800,000)			$7,830,545

SHORT-TERM INVESTMENTS - 7.9%
Foreign Government - 4.8%
Government of Mexico
2.909%, 09/25/2014 *	MXN	75,458,000	5,758,449
2.950%, 12/11/2014 *	159,000,000		12,058,065
2.994%, 12/24/2014 *	35,068,000		2,656,498
Republic of Greece
1.739%, 11/14/2014 *	EUR	5,200,000	6,809,227
1.788%, 09/19/2014 *		300,000	393,988
Slovenia Ministry of Finance Treasury Bill
1.208%, 10/16/2014 *	1,300,000		1,707,351

			29,383,578
U.S. Government - 0.2%
U.S. Treasury Bills
0.046%, 10/30/2014 *		$420,000	419,983
0.047%, 11/06/2014 (D)*		310,000	309,986
0.047%, 02/26/2015 *		320,000	319,926

			1,049,895
U.S. Government Agency - 1.0%
Federal National Mortgage Association
Discount Notes
0.085%, 01/12/2015 *	1,700,000		1,699,633
0.115%, 01/28/2015 *	4,500,000		4,498,907

			6,198,540

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.9%
Repurchase Agreement with BNP Paribas
dated 08/29/2014 at 0.080% to be
repurchased at $4,400,039 on
09/02/2014, collateralized by
$4,478,800 U.S. Treasury Notes,
1.500% due 12/31/2018 (valued at
$4,493,603, including interest)	$4,400,000	$4,400,000
Repurchase Agreement with State
Street Corp. dated 08/29/2014 at
0.000% to be repurchased at $7,112,000
on 09/02/2014, collateralized by
$7,360,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$7,256,886, including interest).	7,112,000	7,112,000

		11,512,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,399,830)		$48,144,013

Total Investments (Global Bond Fund)
(Cost $658,937,723) - 109.6%		$666,906,487
Other assets and liabilities, net - (9.6%)		(58,510,308)

TOTAL NET ASSETS - 100.0%		$608,396,179

SALE COMMITMENTS OUTSTANDING - (7.8)%
United States - (7.8)%
Federal National Mortgage Association
4.000%, TBA (C)	(1,000,000)	(1,055,906)
4.500%, TBA (C)	(28,000,000)	(30,158,752)
4.500%, TBA (C)	(15,000,000)	(16,196,317)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(47,359,531))		$(47,410,975)

Global Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.3%
Australia - 3.4%
Amcor, Ltd.	1,542,638	$16,470,605
Bermuda - 1.2%
Catlin Group, Ltd.	688,588	5,879,243
France - 5.6%
Safran SA	113,324	7,430,542
Sanofi	89,533	9,812,134
Total SA	147,918	9,760,886

		27,003,562
Germany - 1.7%
Deutsche Boerse AG	114,235	8,132,817
Hong Kong - 1.4%
Hutchison Whampoa, Ltd.	527,000	6,878,796
Ireland - 3.0%
Accenture PLC, Class A	88,614	7,183,051
Experian PLC	410,779	7,150,497

		14,333,548
Italy - 1.5%
Eni SpA	290,035	7,242,469

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 9.3%
Bridgestone Corp.	344,400	$11,828,702
Honda Motor Company, Ltd.	280,600	9,525,311
Japan Tobacco, Inc.	337,400	11,560,523
Nippon Telegraph & Telephone Corp.	180,300	12,110,802

		45,025,338
Luxembourg - 1.7%
SES SA	228,179	8,446,181
Netherlands - 4.6%
Akzo Nobel NV	101,772	7,195,840
Heineken NV (L)	92,337	7,029,992
Koninklijke Ahold NV	468,870	8,010,510

		22,236,342
Norway - 1.5%
Statoil ASA	254,728	7,165,442
Singapore - 1.2%
ComfortDelGro Corp., Ltd.	2,985,920	6,000,149
Switzerland - 4.9%
Novartis AG	107,774	9,683,106
Roche Holding AG	32,610	9,524,009
Tyco International, Ltd.	106,227	4,739,849

		23,946,964
United Kingdom - 7.8%
Aon PLC	82,692	7,207,435
British American Tobacco PLC	219,955	13,004,464
HSBC Holdings PLC	881,054	9,523,479
Pearson PLC	440,042	8,120,012

		37,855,390
United States - 47.5%
Apple, Inc.	107,274	10,995,585
Arthur J. Gallagher & Company	179,554	8,480,335
Baxter International, Inc.	94,526	7,087,559
Chevron Corp.	74,579	9,654,252
Eaton Corp. PLC	188,797	13,179,919
Honeywell International, Inc.	75,064	7,148,345
Huntington Bancshares, Inc.	730,250	7,189,311
Johnson & Johnson	150,671	15,629,103
JPMorgan Chase & Company	185,638	11,036,179
Macy’s, Inc.	201,607	12,558,100
Mattel, Inc.	201,961	6,965,635
Microsoft Corp.	210,150	9,547,115
Mondelez International, Inc., Class A	196,885	7,125,268
Northern Trust Corp.	70,560	4,893,336
Philip Morris International, Inc.	167,345	14,321,385
Procter & Gamble Company	129,743	10,782,941
QUALCOMM, Inc.	157,961	12,020,832
Raytheon Company	75,189	7,243,708
Samsonite International SA	2,263,800	7,815,211
United Technologies Corp.	131,802	14,231,980
Verizon Communications, Inc.	245,885	12,249,991
Viacom, Inc., Class B	160,208	13,000,879
Wells Fargo & Company	139,695	7,185,911

		230,342,880

TOTAL COMMON STOCKS (Cost $432,595,846)		$466,959,726

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	525,652	5,260,253

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,260,200)		$5,260,253

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	15,898,349	15,898,349

TOTAL SHORT-TERM INVESTMENTS (Cost $15,898,349)		$15,898,349

Total Investments (Global Equity Fund)
(Cost $453,754,395) - 100.6%		$488,118,328
Other assets and liabilities, net - (0.6%)		(3,119,348)

TOTAL NET ASSETS - 100.0%		$484,998,980

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Australia - 6.3%
Dexus Property Group	356,465	$401,428
Federation Centres, Ltd.	407,458	1,013,372
Goodman Group	455,607	2,376,941
Investa Office Fund	404,550	1,387,538
Mirvac Group	1,581,380	2,713,312
Scentre Group (I)	1,768,221	5,664,406
Stockland	949,462	3,772,656
The GPT Group	335,534	1,250,987
Westfield Corp. (I)	414,452	2,949,530

		21,530,170
Canada - 3.5%
Allied Properties Real Estate Investment Trust	50,341	1,652,877
Boardwalk Real Estate Investment Trust	27,386	1,734,388
Chartwell Retirement Residences	219,302	2,260,991
First Capital Realty, Inc.	81,666	1,451,106
H&R Real Estate Investment Trust	93,847	1,996,396
RioCan Real Estate Investment Trust	108,349	2,699,507

		11,795,265
Finland - 0.5%
Citycon OYJ	470,500	1,733,303
France - 2.8%
ICADE	10,000	930,080
Klepierre	65,900	3,139,801
Societe Fonciere Lyonnaise SA	10,500	528,430
Unibail-Rodamco SE	18,290	4,915,162

		9,513,473
Germany - 1.8%
Alstria Office REIT AG (I)	78,600	1,052,331
Deutsche Annington Immobilien SE	61,800	1,857,619
Deutsche Wohnen AG	79,900	1,805,659
DIC Asset AG	35,000	315,349
LEG Immobilien AG (I)	13,800	1,029,440

		6,060,398
Hong Kong - 7.5%
China Overseas Land & Investment, Ltd.	62,000	174,296
Hang Lung Properties, Ltd.	598,000	1,979,667
Henderson Land Development Company, Ltd.	357,770	2,371,049
Hong Kong Land Holdings, Ltd.	501,000	3,432,615
Hysan Development Company, Ltd.	132,000	647,321
Kerry Properties, Ltd.	174,000	645,304
New World Development Company, Ltd.	2,390,466	3,022,645
Sun Hung Kai Properties, Ltd.	371,173	5,634,862

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
The Link REIT	682,500	$4,053,623
The Wharf Holdings, Ltd.	449,900	3,523,365

		25,484,747
Ireland - 0.3%
Hibernia REIT PLC (I)	720,000	1,059,646
Japan - 12.7%
Global One Real Estate Investment Corp.	237	698,719
GLP J-REIT	595	711,696
Japan Real Estate Investment Corp.	439	2,415,324
Japan Retail Fund Investment Corp.	301	631,355
Mitsubishi Estate Company, Ltd.	454,000	10,499,560
Mitsui Fudosan Company, Ltd.	258,000	8,232,951
Mori Hills REIT Investment Corp.	602	872,631
Nippon Accommodations Fund, Inc.	415	1,508,016
Nippon Building Fund, Inc.	514	2,862,306
Nomura Real Estate Master Fund, Inc.	1,421	1,784,783
Nomura Real Estate Office Fund, Inc.	518	2,400,165
NTT Urban Development Corp.	156,300	1,792,288
Premier Investment Corp.	596	2,631,636
Sumitomo Realty &
Development Company, Ltd.	36,000	1,395,924
Tokyo Tatemono Company, Ltd.	350,000	2,999,115
Tokyu Fudosan Holdings Corp.	188,300	1,445,949

		42,882,418
Jersey, Channel Islands - 0.5%
LXB Retail Properties PLC (I)	703,370	1,544,212
Luxembourg - 0.7%
GAGFAH SA (I)	113,900	2,231,358
Malta - 0.0%
BGP Holdings PLC (I)	4,606,148	6
Netherlands - 0.5%
Wereldhave NV	18,850	1,736,081
Norway - 0.4%
Norwegian Property ASA (I)	816,735	1,298,880
Singapore - 3.5%
Ascendas Real Estate Investment Trust	638,000	1,199,461
CapitaCommercial Trust	783,000	1,064,792
CapitaLand, Ltd.	1,150,500	3,056,434
CapitaMall Trust	591,000	945,836
City Developments, Ltd.	58,000	465,456
Global Logistic Properties, Ltd.	1,265,000	2,886,035
Mapletree Industrial Trust	637,000	734,287
Suntec Real Estate Investment Trust	1,050,000	1,533,456

		11,885,757
Spain - 0.4%
Lar Espana Real Estate Socim SA (I)	111,392	1,348,114
Sweden - 0.6%
Fabege AB	106,500	1,401,161
Hufvudstaden AB, A Shares	60,000	797,673

		2,198,834
Switzerland - 0.7%
PSP Swiss Property AG (I)	25,700	2,324,104
United Kingdom - 6.3%
British Land Company PLC	426,100	5,174,311
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	204,199
Capital & Counties Properties PLC	324,700	1,804,942
Derwent London PLC	20,500	950,261

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Great Portland Estates PLC	180,500	$1,969,622
Hammerson PLC	331,500	3,346,488
Land Securities Group PLC	160,300	2,883,922
NewRiver Retail, Ltd.	165,000	846,793
Quintain Estates & Development PLC (I)	675,000	993,928
Safestore Holdings PLC	205,000	731,053
St. Modwen Properties PLC	177,000	1,091,825
The Unite Group PLC	202,000	1,470,625

		21,467,969
United States - 50.1%
Acadia Realty Trust	45,325	1,306,267
Alexandria Real Estate Equities, Inc.	43,796	3,462,512
American Campus Communities, Inc.	55,628	2,197,862
American Realty Capital Properties, Inc.	132,050	1,737,778
American Residential Properties, Inc. (I)	37,951	720,310
Apartment Investment & Management
Company, Class A	96,200	3,296,774
AvalonBay Communities, Inc.	47,725	7,354,423
Boston Properties, Inc.	56,373	6,844,810
Brandywine Realty Trust	126,455	2,025,809
Chesapeake Lodging Trust	52,363	1,613,304
CubeSmart	150,821	2,805,271
DDR Corp.	153,091	2,789,318
DiamondRock Hospitality Company	137,951	1,837,507
Digital Realty Trust, Inc.	39,009	2,545,337
Douglas Emmett, Inc.	151,408	4,325,727
Duke Realty Corp.	239,195	4,449,027
Equity Residential	119,854	7,966,695
Essex Property Trust, Inc.	24,629	4,764,480
Extra Space Storage, Inc.	60,670	3,197,309
Federal Realty Investment Trust	36,332	4,533,507
First Industrial Realty Trust, Inc.	17,194	312,931
General Growth Properties, Inc.	266,991	6,559,969
Glimcher Realty Trust	114,343	1,284,072
HCP, Inc.	194,817	8,441,421
Health Care REIT, Inc.	114,333	7,726,624
Healthcare Realty Trust, Inc.	62,876	1,569,385
Home Properties, Inc.	16,229	1,042,226
Host Hotels & Resorts, Inc.	155,532	3,549,240
Hudson Pacific Properties, Inc.	61,269	1,645,073
Lexington Realty Trust	245,441	2,670,398
Mack-Cali Realty Corp.	25,910	547,737
National Retail Properties, Inc.	87,301	3,242,359
Pebblebrook Hotel Trust	33,156	1,284,463
Post Properties, Inc.	38,335	2,109,192
Prologis, Inc.	170,954	6,998,857
Public Storage	24,197	4,238,830
Regency Centers Corp.	60,034	3,430,343
Retail Properties of America, Inc., Class A	88,933	1,406,920
RLJ Lodging Trust	67,767	2,020,134
Senior Housing Properties Trust	102,071	2,381,316
Simon Property Group, Inc.	106,450	18,099,694
SL Green Realty Corp.	40,085	4,383,295
Spirit Realty Capital, Inc.	310,331	3,665,009
Strategic Hotels & Resorts, Inc. (I)	147,154	1,748,190
The Macerich Company	30,829	2,012,825
Ventas, Inc.	36,055	2,371,698
Vornado Realty Trust	48,576	5,142,741

		169,658,969

TOTAL COMMON STOCKS (Cost $259,487,270)		$335,753,704

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	36,764	90,605

TOTAL WARRANTS (Cost $0)		$90,605

Total Investments (Global Real Estate Fund)
(Cost $259,487,270) - 99.1%		$335,844,309
Other assets and liabilities, net - 0.9%		3,068,368

TOTAL NET ASSETS - 100.0%		$338,912,677

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Staples - 2.4%
Food & Staples Retailing - 2.4%
CP ALL PCL	490,600	$729,602
CVS Health Corp.	47,000	3,734,150
Raia Drogasil SA	85,845	836,016
Rite Aid Corp. (I)	1,375,000	8,552,500
Walgreen Company	23,200	1,404,062

		15,256,330

		15,256,330
Health Care - 92.9%
Biotechnology - 37.0%
Abcam PLC	180,093	1,268,726
ACADIA Pharmaceuticals, Inc. (I)	140,900	3,378,782
Acceleron Pharma, Inc. (I)	62,717	1,685,206
Acorda Therapeutics, Inc. (I)	9,500	309,510
Alexion Pharmaceuticals, Inc. (I)	172,100	29,134,809
Alkermes PLC (I)	193,000	8,632,890
Alnylam Pharmaceuticals, Inc. (I)	17,000	1,184,390
Array BioPharma, Inc. (I)	399,200	1,576,840
Avalanche Biotechnologies, Inc. (I)	9,500	281,485
Biogen Idec, Inc. (I)	61,100	20,959,744
BioMarin Pharmaceutical, Inc. (I)	59,100	4,209,102
Cara Therapeutics, Inc. (I)	400	4,088
Celgene Corp. (I)	70,300	6,679,906
Celladon Corp. (I)	49,800	574,194
Chimerix, Inc. (I)	43,900	1,121,206
Clovis Oncology, Inc. (I)	29,469	1,401,546
Dyax Corp. (I)	95,031	970,267
Epizyme, Inc. (I)	22,800	786,372
Exelixis, Inc. (I)	383,300	1,586,862
Five Prime Therapeutics, Inc. (I)	2,500	29,075
Gilead Sciences, Inc. (D)(I)	325,100	34,974,258
Immune Design Corp. (I)	18,400	220,984
Incyte Corp. (I)	220,700	11,961,940
Insmed, Inc. (I)	19,700	274,421
Intercept Pharmaceuticals, Inc. (D)(I)	5,300	1,535,516
InterMune, Inc. (D)(I)	239,600	17,598,620
Intrexon Corp. (I)	9,600	194,688
Ironwood Pharmaceuticals, Inc. (I)	24,600	318,324
Isis Pharmaceuticals, Inc. (I)	52,700	2,148,052
Neurocrine Biosciences, Inc. (I)	243,100	3,964,961
Novavax, Inc. (I)	271,700	1,274,273
Ophthotech Corp. (I)	25,400	989,584
Orexigen Therapeutics, Inc. (I)	276,400	1,575,480

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Otonomy, Inc. (I)	13,200	$262,944
Pharmacyclics, Inc. (D)(I)	133,200	16,568,748
Portola Pharmaceuticals, Inc. (I)	14,600	407,194
Prothena Corp. PLC (I)	72,887	1,669,112
Puma Biotechnology, Inc. (D)(I)	70,656	18,406,595
Regeneron Pharmaceuticals, Inc. (I)	24,975	8,754,237
Sophiris Bio, Inc. (I)	97,486	294,203
Stemline Therapeutics, Inc. (I)	2,462	27,771
Sunesis Pharmaceuticals, Inc. (I)	128,400	961,716
TESARO, Inc. (I)	63,317	1,871,651
Ultragenyx Pharmaceutical, Inc. (I)	25,058	1,337,095
United Therapeutics Corp. (I)	23,906	2,816,844
Vanda Pharmaceuticals, Inc. (I)	131,688	1,704,043
Versartis, Inc. (I)	11,800	271,400
Vertex Pharmaceuticals, Inc. (D)(I)	124,400	11,640,108

		229,799,762
Health Care Equipment & Supplies - 11.0%
Align Technology, Inc. (I)	27,900	1,519,434
Becton, Dickinson and Company	62,500	7,323,125
CareFusion Corp. (I)	107,900	4,953,689
Covidien PLC	91,400	7,936,262
DENTSPLY International, Inc.	89,100	4,250,516
DexCom, Inc. (I)	29,200	1,290,640
EnteroMedics, Inc. (I)	103,200	150,672
GenMark Diagnostics, Inc. (I)	58,600	629,950
GN Store Nord A/S	143,045	3,262,690
HeartWare International, Inc. (I)	13,300	1,078,630
IDEXX Laboratories, Inc. (I)	27,400	3,396,778
Intuitive Surgical, Inc. (I)	22,000	10,340,220
Oxford Immunotec Global PLC (I)	23,300	327,598
Sirona Dental Systems, Inc. (I)	94,100	7,670,091
St. Jude Medical, Inc.	30,200	1,980,818
The Cooper Companies, Inc. (D)	45,100	7,352,653
Thoratec Corp. (I)	89,971	2,249,275
Tornier NV (I)	92,800	2,006,336
Volcano Corp. (I)	15,369	191,190

		67,910,567
Health Care Providers & Services - 20.5%
Acadia Healthcare Company, Inc. (I)	24,700	1,264,887
Adeptus Health, Inc., Class A (I)	12,400	350,796
Aetna, Inc.	239,600	19,678,348
Air Methods Corp. (I)	55,287	3,243,135
Arseus NV	15,933	867,932
Cardinal Health, Inc.	146,100	10,767,570
Centene Corp. (I)	10,700	835,991
Community Health Systems, Inc. (I)	31,500	1,709,820
DaVita HealthCare Partners, Inc. (I)	36,500	2,725,820
Envision Healthcare Holdings, Inc. (I)	18,600	680,016
HCA Holdings, Inc. (I)	90,400	6,311,728
HealthEquity, Inc. (I)	9,700	187,986
Henry Schein, Inc. (I)	36,900	4,416,561
Humana, Inc.	110,800	14,264,392
LifePoint Hospitals, Inc. (I)	2,000	149,600
McKesson Corp.	105,300	20,536,659
Mediclinic International, Ltd.	98,402	853,302
MEDNAX, Inc. (I)	45,400	2,599,150
MWI Veterinary Supply, Inc. (I)	6,900	980,145
Odontoprev SA	164,600	717,666
Team Health Holdings, Inc. (I)	45,300	2,650,956
UnitedHealth Group, Inc.	201,800	17,492,024
Universal Health Services, Inc., Class B	74,000	8,468,560
WellCare Health Plans, Inc. (I)	27,100	1,784,806

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	32,100	$3,739,971

		127,277,821
Health Care Technology - 1.1%
athenahealth, Inc. (I)	28,900	4,174,316
Castlight Health, Inc. (I)	59,286	702,022
Castlight Health, Inc., B Shares (I)	17,100	203,661
HMS Holdings Corp. (I)	33,700	770,382
Veeva Systems, Inc., Class A (I)	36,900	1,105,893

		6,956,274
Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.	279,334	15,966,731
Bruker Corp. (I)	91,100	1,827,466
Covance, Inc. (I)	37,100	3,075,590
Illumina, Inc. (I)	7,100	1,273,456
Mettler-Toledo International, Inc. (I)	7,000	1,893,360
Thermo Fisher Scientific, Inc.	19,600	2,356,116

		26,392,719
Pharmaceuticals - 19.0%
AbbVie, Inc.	159,000	8,789,520
Achaogen, Inc. (I)	18,900	179,739
Actavis PLC (I)	80,675	18,311,612
Allergan, Inc. (D)	103,700	16,973,616
Aspen Pharmacare Holdings, Ltd.	97,789	2,807,323
Astellas Pharma, Inc.	117,500	1,694,362
AVANIR Pharmaceuticals, Inc., Class A (I)	528,572	3,287,718
Bristol-Myers Squibb Company	58,000	2,937,700
Catalent, Inc. (I)	44,700	961,050
China Medical System Holdings, Ltd.	1,198,100	1,735,087
Eli Lilly & Company	145,100	9,222,556
Horizon Pharma, Inc. (I)	41,800	430,540
Jazz Pharmaceuticals PLC (I)	13,900	2,264,588
Mallinckrodt PLC (I)	19,683	1,603,968
MediWound, Ltd. (I)	12,300	89,790
Merck & Company, Inc.	56,000	3,366,160
Natco Pharma, Ltd.	14,945	298,108
Novartis AG	15,553	1,397,381
Novartis AG, ADR	16,200	1,455,408
Pacira Pharmaceuticals, Inc. (I)	83,800	9,072,188
Supernus Pharmaceuticals, Inc. (I)	67,600	612,118
Takeda Pharmaceutical Company, Ltd.	55,800	2,549,155
Teva Pharmaceutical Industries, Ltd., ADR	132,200	6,943,144
The Medicines Company (I)	81,600	2,089,776
Valeant Pharmaceuticals International, Inc. (I)	141,600	16,609,680
Zeneca, Inc. (I)	33,315	59,967
Zoetis, Inc.	47,800	1,694,032
ZS Pharma, Inc. (I)	9,700	390,813

		117,827,099

		576,164,242
Industrials - 2.8%
Industrial Conglomerates - 2.4%
Danaher Corp.	192,300	14,732,103
Professional Services - 0.4%
The Advisory Board Company (I)	49,430	2,451,728

		17,183,831
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
FEI Company	46,900	3,941,476

TOTAL COMMON STOCKS (Cost $390,818,933)		$612,545,879

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Health Sciences Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES - 0.4%
Health Care - 0.4%
Avalanche Biotechnologies (I)		31,616	877,334
Bellicum Pharmaceuticals, Inc. (I)		41,506	226,208
Calithera Biosciences, Inc. (I)(R)		924,549	161,981
Diplomat Pharmacy, Inc., Series A (I)(R)		7	996,240
Spark Therapeutics, Inc. (I)(R)		94,307	151,834

			2,413,597
Information Technology - 0.0%
Doximity, Inc. (I)(R)		63,738	307,268

TOTAL PREFERRED SECURITIES (Cost $2,081,599)			$2,720,865

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017		$100,000	$111,188

TOTAL CONVERTIBLE BONDS (Cost $100,948)			$111,188

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)		19,300	30,880

TOTAL RIGHTS (Cost $48,250)			$30,880

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		1,976,087	1,976,087
T. Rowe Price Prime Reserve Investment
Fund, 0.0575% (Y)		1,452,946	1,452,946

TOTAL SHORT-TERM INVESTMENTS (Cost $3,429,033)			$3,429,033

Total Investments (Health Sciences Fund)
(Cost $396,478,763) - 99.7%			$618,837,845
Other assets and liabilities, net - 0.3%			1,589,475

TOTAL NET ASSETS - 100.0%			$620,427,320

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Argentina - 0.1%
Republic of Argentina
7.000%, 10/03/2015		$530,000	$501,910
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	8,794,000	3,889,949
Mexico - 0.4%
Government of Mexico
6.500%, 06/09/2022	MXN	41,386,000	3,354,178
Venezuela - 0.3%
Republic of Venezuela
5.750%, 02/26/2016		$1,737,000	1,592,829
7.650%, 04/21/2025		949,000	661,928
8.500%, 10/08/2014		339,000	336,966
9.375%, 01/13/2034		568,000	430,260

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela (continued)
12.093%, 04/15/2020 (Z)	$305,000	$67,100

		3,089,083

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,239,108)		$10,835,120

CORPORATE BONDS - 88.1%
Consumer Discretionary - 15.0%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)	1,420,000	1,377,400
Altice SA
7.750%, 05/15/2022 (S)	2,180,000	2,316,251
American Greetings Corp.
7.375%, 12/01/2021	40,000	42,500
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018	575,162	572,657
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)	2,974,962	2,924,711
Burger King Capital Holdings LLC
(0.000% to 04/15/16, then 11.000%
thereafter)
04/15/2019 (S)	1,020,000	948,600
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	810,000	666,225
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020 (S)	2,850,000	2,828,625
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)	3,800,000	3,852,249
Carmike Cinemas, Inc.
7.375%, 05/15/2019	1,010,000	1,087,013
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	2,000,000	2,190,000
CCO Holdings LLC
8.125%, 04/30/2020	2,500,000	2,681,250
CEC Entertainment, Inc.
8.000%, 02/15/2022 (S)	1,300,000	1,319,500
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	683,000	677,878
Chrysler Group LLC
8.250%, 06/15/2021	1,200,000	1,341,000
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022	840,000	894,600
CSC Holdings LLC
6.750%, 11/15/2021	2,250,000	2,475,000
CST Brands, Inc.
5.000%, 05/01/2023	1,780,000	1,780,000
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)	1,690,000	1,820,975
DISH DBS Corp.
5.875%, 07/15/2022	2,000,000	2,122,400
6.750%, 06/01/2021	1,035,000	1,157,855
7.875%, 09/01/2019	950,000	1,102,000
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	2,000,000	2,120,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)	1,070,000	1,112,854
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)	1,970,000	1,851,800

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Empire Today LLC
11.375%, 02/01/2017 (S)		$1,550,000	$1,561,625
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,170,097
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		$3,000,000	30,000
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,900,000	2,929,000
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,740,000	1,783,500
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		6,240,000	5,226,000
iHeartCommunications, Inc.
10.000%, 01/15/2018		2,370,000	2,210,025
Interactive Data Corp.
5.875%, 04/15/2019 (S)		1,750,000	1,743,438
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,500,000	2,606,250
Landry’s, Inc.
9.375%, 05/01/2020 (S)		3,500,000	3,762,500
LKQ Corp.
4.750%, 05/15/2023		4,000,000	3,910,000
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	602,469
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,000,000	2,985,000
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		2,520,000	2,633,400
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,831,146
Modular Space Corp.
10.250%, 01/31/2019 (S)		3,240,000	3,361,500
Monitronics International, Inc.
9.125%, 04/01/2020		4,213,000	4,507,910
Murphy Oil USA, Inc.
6.000%, 08/15/2023		2,190,000	2,321,400
Neiman Marcus Group, Ltd., Inc., PIK
8.750%, 10/15/2021 (S)		2,000,000	2,175,000
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		4,910,205	5,695,838
Numericable Group SA
6.000%, 05/15/2022 (S)		2,800,000	2,884,000
6.250%, 05/15/2024 (S)		1,080,000	1,113,750
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	912,985
Regal Entertainment Group
5.750%, 03/15/2022		$1,140,000	1,168,500
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,382,034
Service Corp. International
7.500%, 04/01/2027		$1,500,000	1,653,750
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		3,000,000	3,240,000
Sinclair Television Group, Inc.
5.375%, 04/01/2021		1,540,000	1,570,800
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		3,845,000	3,902,675
Standard Pacific Corp.
6.250%, 12/15/2021		2,500,000	2,650,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	715,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		$970,000	$979,700
7.750%, 04/15/2020 (S)		662,000	716,615
The William Carter Company
5.250%, 08/15/2021		1,650,000	1,724,250
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	548,400
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,794,261
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		$500,000	548,750
6.875%, 05/15/2019 (S)		2,000,000	2,120,000
8.500%, 05/15/2021 (S)		2,000,000	2,190,000
Virgin Media Finance PLC
6.375%, 04/15/2023 (S)		2,780,000	2,960,700
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		1,000,000	1,030,000
William Lyon Homes, Inc.
5.750%, 04/15/2019		1,000,000	1,010,000
8.500%, 11/15/2020		2,840,000	3,138,200
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		3,000,000	2,970,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		3,770,000	3,798,275

			142,032,086
Consumer Staples - 5.1%
Alliance One International, Inc.
9.875%, 07/15/2021		3,000,000	3,000,000
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		3,390,000	3,237,450
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	2,029,800
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		3,560,000	3,791,400
Constellation Brands, Inc.
4.250%, 05/01/2023		2,012,000	2,032,120
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/2021		2,400,000	2,712,000
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		2,500,000	2,518,750
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,497,050
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)		3,000,000	2,992,500
HJ Heinz Company
4.250%, 10/15/2020		2,380,000	2,412,725
Hypermarcas SA
6.500%, 04/20/2021 (S)		2,250,000	2,427,750
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		5,490,000	5,558,625
Pactiv LLC
7.950%, 12/15/2025		3,400,000	3,663,500
8.375%, 04/15/2027		1,170,000	1,260,675
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		1,500,000	1,567,500
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,000,000	4,250,000
Spectrum Brands, Inc.
6.375%, 11/15/2020		580,000	623,500
6.625%, 11/15/2022		1,130,000	1,223,225

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	$2,000,000	$2,090,000

		48,888,570
Energy - 18.7%
Access Midstream Partners LP
4.875%, 05/15/2023	2,565,000	2,699,640
6.125%, 07/15/2022	1,780,000	1,935,750
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,788,800
Antero Resources Finance Corp.
5.375%, 11/01/2021	800,000	824,000
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	2,240,000	1,596,000
9.875%, 06/15/2019	2,370,000	1,919,700
Atlas Pipeline Partners LP
4.750%, 11/15/2021	2,060,000	1,993,050
5.875%, 08/01/2023	2,000,000	2,030,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,000,000	1,060,000
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,300,000	1,355,250
6.750%, 11/01/2020	1,000,000	1,047,500
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	1,500,000	1,496,250
7.625%, 01/15/2022	1,000,000	1,045,000
9.625%, 08/01/2020	1,080,000	1,220,400
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	590,000	631,300
CGG SA
6.500%, 06/01/2021	2,500,000	2,312,500
Chesapeake Energy Corp.
6.125%, 02/15/2021	2,000,000	2,265,000
6.625%, 08/15/2020	1,080,000	1,244,700
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,200,000	1,242,000
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,227,500
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)	1,830,000	1,912,350
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	5,090,734	4,912,558
Crestwood Midstream Partners LP
6.000%, 12/15/2020	455,000	472,063
6.125%, 03/01/2022	2,200,000	2,277,000
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,326,775
EXCO Resources, Inc.
8.500%, 04/15/2022	2,260,000	2,296,612
Exterran Partners LP
6.000%, 10/01/2022 (S)	1,030,000	1,032,575
First Wind Capital LLC
10.250%, 06/01/2018 (S)	4,370,000	4,664,975
Foresight Energy LLC
7.875%, 08/15/2021 (S)	2,975,000	3,160,938
FTS International, Inc.
6.250%, 05/01/2022 (S)	3,370,000	3,445,825
Gulfport Energy Corp.
7.750%, 11/01/2020 (S)	810,000	870,750
Halcon Resources Corp.
8.875%, 05/15/2021	4,500,000	4,736,250
9.750%, 07/15/2020	1,670,000	1,799,425
Hercules Offshore, Inc.
7.500%, 10/01/2021 (S)	6,160,000	5,821,200

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hercules Offshore, Inc. (continued)
8.750%, 07/15/2021 (S)	$1,990,000	$2,009,900
10.250%, 04/01/2019 (S)	1,290,000	1,399,650
Hiland Partners LP
5.500%, 05/15/2022 (S)	2,040,000	2,060,400
7.250%, 10/01/2020 (S)	1,780,000	1,917,950
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	2,090,000	2,090,000
Key Energy Services, Inc.
6.750%, 03/01/2021	2,000,000	2,030,000
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)	2,830,000	3,120,075
7.750%, 01/15/2032	1,690,000	2,116,725
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (S)	1,050,000	1,065,750
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,000,000	4,360,000
MEG Energy Corp.
6.500%, 03/15/2021 (S)	1,800,000	1,899,000
7.000%, 03/31/2024 (S)	2,000,000	2,175,000
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	2,739,650
Murray Energy Corp.
9.500%, 12/05/2020 (S)	2,650,000	2,915,000
Natural Resource Partners LP
9.125%, 10/01/2018	1,420,000	1,487,450
New Gulf Resources LLC
11.750%, 05/15/2019	3,170,000	3,257,175
Pacific Drilling SA
5.375%, 06/01/2020 (S)	1,420,000	1,384,500
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,050,000	2,147,375
Pan American Energy LLC
7.875%, 05/07/2021	1,097,000	1,143,623
Parker Drilling Company
6.750%, 07/15/2022 (S)	2,560,000	2,656,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)	3,000,000	3,180,000
Peabody Energy Corp.
7.875%, 11/01/2026	2,250,000	2,317,500
Petrobras Global Finance BV
4.375%, 05/20/2023	3,400,000	3,354,712
6.250%, 03/17/2024	1,010,000	1,109,192
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	1,690,000	1,782,950
Plains Exploration & Production Company
6.875%, 02/15/2023	371,000	430,824
Puma International Financing SA
6.750%, 02/01/2021 (S)	4,750,000	4,905,325
QEP Resources, Inc.
5.250%, 05/01/2023	1,140,000	1,154,250
5.375%, 10/01/2022	1,910,000	1,955,363
6.875%, 03/01/2021	1,110,000	1,243,200
Quicksilver Resources, Inc.
11.000%, 07/01/2021	2,540,000	2,209,800
Regency Energy Partners LP
4.500%, 11/01/2023	1,880,000	1,894,100
5.000%, 10/01/2022	1,790,000	1,850,413
Rice Energy, Inc.
6.250%, 05/01/2022 (S)	3,300,000	3,374,250
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	1,440,000	1,519,200
6.875%, 04/15/2040 (S)	300,000	318,000

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rose Rock Midstream LP
5.625%, 07/15/2022 (S)		$1,520,000	$1,550,400
Samson Investment Company
9.750%, 02/15/2020		5,260,000	5,365,200
Sanchez Energy Corp.
7.750%, 06/15/2021		5,000,000	5,550,000
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,810,500
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		2,331,000	2,331,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022		3,410,000	3,478,200
7.500%, 07/01/2021		1,430,000	1,573,000
Targa Resources Partners LP
4.250%, 11/15/2023		280,000	279,300
5.250%, 05/01/2023		1,220,000	1,284,050
6.375%, 08/01/2022		1,492,000	1,618,820
Triangle USA Petroleum Corp.
6.750%, 07/15/2022 (S)		1,090,000	1,114,525
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	351,482
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)		$1,800,000	1,858,500
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		1,540,000	1,642,025

			177,044,940
Financials - 7.8%
Ally Financial, Inc.
8.000%, 03/15/2020 to 11/01/2031		3,030,000	3,764,138
Banco Espirito Santo SA
4.000%, 01/21/2019	EUR	200,000	258,510
4.750%, 01/15/2018		700,000	922,887
5.875%, 11/09/2015		1,100,000	1,458,943
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		$2,490,000	2,399,738
Barclays Bank PLC
7.625%, 11/21/2022		1,190,000	1,336,519
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		5,580,000	5,846,530
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		4,790,000	4,873,825
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	685,846
7.500%, 07/08/2026		720,000	1,281,968
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$2,745,000	2,621,475
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		1,560,000	1,811,550
CTR Partnership LP
5.875%, 06/01/2021 (S)		3,700,000	3,755,500
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,273,300
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (S)		1,500,000	1,582,500
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		4,400,000	4,840,000

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	$1,616,320
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		$1,240,000	1,207,450
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		1,740,000	2,053,200
M&T Bank Corp.
6.875%, 06/15/2016 (Q)		2,900,000	2,960,480
Navient LLC
8.450%, 06/15/2018		2,090,000	2,432,133
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		980,000	1,298,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,178,285
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		$3,430,000	3,631,513
The Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		1,200,000	1,304,662
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		4,650,000	5,487,000
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	954,323
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	5,160,000	5,714,404
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,600,000	1,692,000
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		3,850,000	4,032,875

			74,276,374
Health Care - 4.1%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021		2,050,000	2,162,750
12.875%, 11/01/2018		1,469,000	1,715,058
Alere, Inc.
6.500%, 06/15/2020		3,000,000	3,033,750
Centene Corp.
4.750%, 05/15/2022		1,250,000	1,268,750
DJO Finance LLC
9.875%, 04/15/2018		3,230,000	3,452,063
ExamWorks Group, Inc.
9.000%, 07/15/2019		3,996,000	4,315,680
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		3,500,000	3,850,000
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)		500,000	513,750
HCA, Inc.
5.000%, 03/15/2024		3,110,000	3,168,313
IASIS Healthcare LLC
8.375%, 05/15/2019		5,430,000	5,755,800

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		$3,000,000	$3,060,000
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	416,443
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	521,763
9.000%, 04/15/2019		480,000	676,882
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)		$2,400,000	2,604,000
Universal Hospital Services, Inc.
7.625%, 08/15/2020		2,130,000	2,130,000

			38,645,002
Industrials - 17.2%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		40,000	40,848
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,196,633
Alliant Techsystems, Inc.
5.250%, 10/01/2021 (S)		2,300,000	2,346,000
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021		1,432,226	1,489,515
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018		3,240,000	3,369,600
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020		2,786,712	2,891,214
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,510,000	2,553,925
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		1,500,000	1,631,250
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,673,500
Astaldi SpA
7.125%, 12/01/2020 (S)	EUR	1,470,000	2,078,340
7.125%, 12/01/2020		300,000	424,151
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,000,000	2,745,000
CBC Ammo LLC
7.250%, 11/15/2021 (S)		4,860,000	4,872,150
CMA CGM SA
8.875%, 04/15/2019 (S)	EUR	900,000	1,256,465
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$340,115	355,420
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		365,198	394,889
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		38,568	42,811
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,214,080	1,412,947
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,387,105	1,569,162
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		645,860	720,134

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		$6,530,000	$6,954,450
Ducommun, Inc.
9.750%, 07/15/2018		2,914,000	3,183,545
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		4,610,000	4,782,875
Erickson, Inc.
8.250%, 05/01/2020 (L)		5,018,000	4,980,365
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	195,005
11.500%, 05/15/2017 (S)		1,480,000	2,240,718
11.500%, 05/15/2017		400,000	605,600
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,350,000	2,479,250
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,270,000	1,339,850
9.750%, 05/01/2020 (S)		1,270,000	1,343,025
Garda World Security Corp.
7.250%, 11/15/2021 (S)		840,000	859,950
Griffon Corp.
5.250%, 03/01/2022		4,060,000	4,019,400
H&E Equipment Services, Inc.
7.000%, 09/01/2022		2,000,000	2,185,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,793,000
Horizon Lines LLC
11.000%, 10/15/2016		2,030,000	2,032,538
Horizon Lines LLC, PIK
13.000%, 10/15/2016		1,924,140	1,770,209
International Lease Finance Corp.
3.875%, 04/15/2018		290,000	294,713
4.625%, 04/15/2021		960,000	982,848
8.250%, 12/15/2020		2,620,000	3,202,950
8.625%, 01/15/2022		3,230,000	4,053,650
8.750%, 03/15/2017		910,000	1,041,950
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,700,000	1,831,750
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		5,550,000	6,035,625
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,732,500
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,500,000	1,533,750
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,464,220
KP Germany Erste GmbH
11.625%, 07/15/2017 (S)		870,000	1,266,207
11.625%, 07/15/2017		630,000	916,908
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		870,000	1,278,027
8.750%, 12/15/2020		825,000	1,211,922
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$1,620,000	1,640,250
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,990,000	4,940,100
Michael Baker International LLC
8.250%, 10/15/2018 (S)		3,000,000	3,090,000
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		3,180,000	3,307,200
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	3,082,500

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		$1,780,000	$1,882,350
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,363,360
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	1,993,500
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,623,400
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,133,676
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)		200,000	272,520
Triumph Group, Inc.
5.250%, 06/01/2022 (S)		$1,410,000	1,406,475
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	3,092,125
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,800,000	2,912,000
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		840,000	848,400
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022		2,390,000	2,390,000
United Rentals North America, Inc.
5.750%, 11/15/2024		1,510,000	1,581,725
7.625%, 04/15/2022		2,500,000	2,806,250
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,621,382	1,763,253
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,135,750
Watco Companies LLC
6.375%, 04/01/2023 (S)		2,280,000	2,331,300
WESCO Distribution, Inc.
5.375%, 12/15/2021		1,930,000	1,954,125
West Corp.
5.375%, 07/15/2022 (S)		3,500,000	3,403,750
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		1,930,000	2,007,200

			163,636,963
Information Technology - 2.4%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,700,000	1,838,125
6.125%, 09/15/2023 (S)		1,400,000	1,540,000
Alliance Data Systems Corp.
5.375%, 08/01/2022 (S)		2,560,000	2,572,800
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,152,500
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		1,460,000	1,492,850
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,888,250
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	250,000	350,660
8.000%, 01/15/2021 (S)		350,000	508,630
8.000%, 01/15/2021		350,000	508,630
First Data Corp.
11.750%, 08/15/2021		$2,418,000	2,859,285
12.625%, 01/15/2021		4,350,000	5,317,875

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		$2,340,000	$2,410,200

			22,439,805
Materials - 8.9%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		1,100,000	1,234,750
Appvion, Inc.
9.000%, 06/01/2020 (S)		5,630,000	5,038,850
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		2,050,000	2,124,313
Ardagh Packaging Finance PLC
3.232%, 12/15/2019 (P)(S)		3,320,000	3,303,400
6.750%, 01/31/2021 (S)		710,000	724,200
9.125%, 10/15/2020 (S)		4,130,000	4,501,700
9.250%, 10/15/2020 (S)	EUR	830,000	1,193,365
AuRico Gold, Inc.
7.750%, 04/01/2020 (S)		$1,770,000	1,818,675
Axiall Corp.
4.875%, 05/15/2023		1,650,000	1,652,063
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,400,000	2,169,000
BWAY Holding Company
9.125%, 08/15/2021 (S)		2,970,000	3,044,250
Cemex SAB de CV
9.000%, 01/11/2018		800,000	852,000
Coeur Mining, Inc.
7.875%, 02/01/2021		3,620,000	3,626,788
Coveris Holdings SA
7.875%, 11/01/2019 (S)		3,500,000	3,718,750
Eagle Spinco, Inc.
4.625%, 02/15/2021		1,000,000	1,002,500
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (S)		2,660,000	2,726,500
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	4,862,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		3,700,000	4,030,688
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	2,022,750
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,533,575
Hexion US Finance Corp.
8.875%, 02/01/2018		1,862,000	1,931,825
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,628,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,743,878
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	621,300
Molycorp, Inc.
10.000%, 06/01/2020 (L)		710,000	591,075
Momentive Performance Materials, Inc.
8.875%, 10/15/2020 (H)		630,000	590,625
Prince Mineral Holding Corp.
12.000%, 12/15/2019 (S)		850,000	952,000
Resolute Forest Products, Inc.
5.875%, 05/15/2023		4,070,000	3,917,375
Ryerson, Inc.
9.000%, 10/15/2017		3,190,000	3,397,350
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		3,690,000	3,007,350

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		$830,000	$888,100
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		1,000,000	1,123,750
12.500%, 05/01/2019		2,600,000	2,938,000
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		3,940,000	4,097,600
Verso Paper Holdings LLC
11.750%, 01/15/2019 (L)		2,600,000	2,730,000
Walter Energy, Inc.
9.500%, 10/15/2019 (S)		1,420,000	1,416,450
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	618,000

			84,372,795
Telecommunication Services - 6.6%
Axtel SAB de CV (8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,398,870
CenturyLink, Inc.
6.450%, 06/15/2021		2,150,000	2,354,250
6.750%, 12/01/2023 (L)		2,260,000	2,501,538
Cogent Communications Holdings, Inc.
8.375%, 02/15/2018 (S)		3,000,000	3,165,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		3,530,000	3,516,763
Level 3 Escrow II, Inc.
5.375%, 08/15/2022 (S)		500,000	502,500
Level 3 Financing, Inc.
7.000%, 06/01/2020		2,000,000	2,155,000
8.625%, 07/15/2020		2,000,000	2,215,000
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,373,892
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,069,428
Sprint Capital Corp.
6.875%, 11/15/2028		$5,780,000	5,635,500
8.750%, 03/15/2032		15,510,000	17,293,650
Sprint Corp.
7.875%, 09/15/2023 (S)		2,000,000	2,145,000
tw telecom holdings, Inc.
6.375%, 09/01/2023		2,800,000	3,164,000
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,000,000	2,190,000
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	609,018
Vimpel Communications OJSC
8.250%, 05/23/2016		1,920,000	1,989,600
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,768,612
Windstream Corp.
6.375%, 08/01/2023		840,000	842,100
7.500%, 04/01/2023		4,000,000	4,260,000

			63,149,721
Utilities - 2.3%
Calpine Corp.
6.000%, 01/15/2022 (S)		4,171,000	4,494,253
Midwest Generation LLC, Series B
8.560%, 01/02/2016		590,946	605,720
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		2,538,037	2,852,119

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NGL Energy Partners LP
5.125%, 07/15/2019 (S)		$3,720,000	$3,771,150
NRG REMA LLC
9.237%, 07/02/2017		3,064,761	3,271,632
9.681%, 07/02/2026		4,585,000	4,997,650
Red Oak Power LLC
9.200%, 11/30/2029		720,000	795,600
Suburban Propane Partners LP
7.375%, 03/15/2020		1,000,000	1,050,000

			21,838,124

TOTAL CORPORATE BONDS (Cost $819,598,238)			$836,324,380

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.1%
Deutsche Postbank Funding Trust IV
(5.983% to 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,463,806
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		$790,000	725,852

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,054,166)			$2,189,658

CONVERTIBLE BONDS - 0.3%
Materials - 0.2%
Mirabela Nickel, Ltd.
9.500%, 06/20/2019 (S)		1,993,000	1,993,000
Telecommunication Services - 0.1%
Axtel SAB de CV (8.000% to 01/31/2015,
then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	365,458

TOTAL CONVERTIBLE BONDS (Cost $2,407,542)			$2,358,458

TERM LOANS (M) - 3.2%
Consumer Discretionary - 1.3%
AP NMT Acquisition BV
10.000%, 07/31/2022		$3,220,000	2,962,400
CWGS Group LLC
5.750%, 02/20/2020		3,397,000	3,407,616
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,363,400
Stockbridge
13.000%, 05/02/2017		2,705,000	2,955,213
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	931,613

			12,620,242
Consumer Staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	944,133
Health Care - 0.9%
CRC Health Corp.
9.000%, 09/28/2021		2,210,000	2,217,366
Immucor, Inc.
5.000%, 08/17/2018		1,176,997	1,176,016
Physiotherapy Associates Holdings, Inc.
11.000%, 10/10/2016		2,450,000	2,413,250

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Radnet Management, Inc.
8.000%, 03/25/2021	$2,840,000	$2,854,200

		8,660,832
Industrials - 0.3%
Intelligrated, Inc.
4.500%, 07/30/2018	2,780,000	2,757,413
Information Technology - 0.2%
Kronos, Inc.
9.750%, 04/30/2020	1,810,000	1,855,250
Utilities - 0.4%
Energy Future Intermediate Holding
Company LLC
4.250%, 06/19/2016	3,751,107	3,762,049

TOTAL TERM LOANS (Cost $30,163,911)		$30,599,919

COMMON STOCKS - 2.8%
Consumer Discretionary - 0.2%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507 $	0
Ford Motor Company	124,503	2,167,597

		2,167,597
Financials - 1.8%
Citigroup, Inc.	119,793	6,187,308
JPMorgan Chase & Company	48,826	2,902,706
KCAD Holdings I, Ltd. (I)	752,218,031	6,341,199
Realogy Holdings Corp. (I)	28,496	1,161,782

		16,592,995
Health Care - 0.1%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	1,290,569
Industrials - 0.5%
DeepOcean Group Holdings AS (I)	151,066	4,424,723
Horizon Lines, Inc., Class A (I)	1,563,813	625,525

		5,050,248
Materials - 0.2%
LyondellBasell Industries NV, Class A	7,952	909,311
Mirabela Nickel, Ltd. (I)	5,975,613	504,633

		1,413,944

TOTAL COMMON STOCKS (Cost $28,540,984)		$26,515,353

PREFERRED SECURITIES - 1.6%
Energy - 0.1%
Rex Energy Corp., 6.000%	12,400	$1,350,546
Financials - 1.5%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,317,054
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	394,500	10,604,160
Santander Finance Preferred SAU
(10.500% to 09/29/2014, then
3 month LIBOR + 7.673%)	1,790	1,908,588

		13,829,802

TOTAL PREFERRED SECURITIES (Cost $14,371,272)		$15,180,348

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

ESCROW CERTIFICATES - 0.0%
Dynegy Roseton LLC
7.670%, 08/11/2016 (I)	1,820,000	$0

TOTAL ESCROW CERTIFICATES (Cost $903,859)		$0

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	324,450

TOTAL WARRANTS (Cost $118,257)		$324,450

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	1,030,619	$10,313,511

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,313,574)		$10,313,511

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	$4,478,637	$4,478,637

TOTAL SHORT-TERM INVESTMENTS (Cost $4,478,637)		$4,478,637

Total Investments (High Yield Fund)
(Cost $925,189,548) - 99.0%		$939,119,834
Other assets and liabilities, net - 1.0%		9,788,029

TOTAL NET ASSETS - 100.0%		$948,907,863

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Argentina - 1.2%
MercadoLibre, Inc.	87,600	$10,068,744
Australia - 1.7%
Cochlear, Ltd.	49,453	3,352,700
Fortescue Metals Group, Ltd.	2,774,780	10,838,728

		14,191,428
Brazil - 1.3%
BM&F Bovespa SA	790,100	4,764,954
Itau Unibanco Holding SA, ADR	45,529	819,522
Vale SA (Preference A Shares), ADR	494,900	5,765,585

		11,350,061
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA, ADR	137,100	3,753,798
China - 12.5%
Baidu, Inc., ADR (I)	215,800	46,293,416
JD.com, Inc., ADR (I)	135,300	4,318,776
New Oriental Education & Technology
Group, ADR	255,700	5,832,517
Tencent Holdings, Ltd.	2,850,200	46,389,498
Youku Tudou, Inc., ADR (I)	153,856	3,046,349

		105,880,556
Denmark - 3.6%
Chr. Hansen Holding A/S	113,514	4,614,235
Novo Nordisk A/S, B Shares	339,394	15,566,572

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, B Shares	216,123	$10,045,491

		30,226,298
France - 4.5%
Essilor International SA	41,465	4,399,542
Kering	81,793	17,340,018
L’Oreal SA	100,678	16,674,718

		38,414,278
Germany - 2.1%
Aixtron SE NA (I)	219,639	2,879,995
HeidelbergCement AG	67,780	5,130,878
SMA Solar Technology AG (I)	58,021	1,863,851
Volkswagen AG	34,104	7,662,462

		17,537,186
Hong Kong - 4.3%
AIA Group, Ltd.	4,951,200	26,999,770
Belle International Holdings, Ltd.	1,653,000	2,113,429
Hong Kong Exchanges & Clearing, Ltd.	323,328	7,427,719

		36,540,918
Ireland - 0.6%
James Hardie Industries PLC	415,008	4,973,913
Italy - 6.3%
Exor SpA	21,359	850,646
Fiat SpA (I)	2,816,114	27,541,706
UniCredit SpA	3,270,843	25,367,002

		53,759,354
Japan - 10.8%
Gree, Inc.	253,600	1,989,409
M3, Inc.	312,100	5,460,366
Rakuten, Inc.	1,434,900	18,588,149
Sanrio Company, Ltd.	120,400	3,440,722
SBI Holdings, Inc.	396,000	4,697,118
SMC Corp.	59,300	15,525,790
SoftBank Corp.	510,400	36,879,016
Yaskawa Electric Corp.	365,000	4,700,547

		91,281,117
Norway - 0.8%
Schibsted ASA	137,392	7,007,292
Peru - 1.5%
Credicorp, Ltd., ADR	84,413	13,089,924
Portugal - 0.4%
Jeronimo Martins SGPS SA	244,193	3,312,016
Russia - 0.9%
Magnit OJSC, GDR (I)	92,625	5,394,705
Mail.ru Group, Ltd., GDR	89,691	2,411,069

		7,805,774
Singapore - 0.4%
Singapore Exchange, Ltd.	626,000	3,647,145
South Korea - 2.4%
Celltrion, Inc. (I)	118,025	4,852,008
NAVER Corp.	20,332	15,438,999

		20,291,007
Spain - 9.2%
Banco Popular Espanol SA	4,442,196	27,749,296
Banco Santander SA	1,448,584	14,432,323
Distribuidora Internacional de Alimentacion SA	943,416	7,936,374

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Inditex SA	958,195	$27,759,231

		77,877,224
Sweden - 10.5%
Alfa Laval AB	372,847	8,527,473
Atlas Copco AB, A Shares	767,573	22,396,502
Elekta AB, B Shares	605,195	6,918,282
Investment AB Kinnevik, B Shares	592,824	24,056,851
Sandvik AB	563,657	7,036,539
Svenska Handelsbanken AB, A Shares	315,094	14,794,616
Volvo AB, B Shares	448,118	5,357,711

		89,087,974
Switzerland - 6.0%
ABB, Ltd. (I)	220,793	5,021,808
Cie Financiere Richemont SA	194,009	18,533,396
Geberit AG	25,913	8,801,945
Syngenta AG	39,483	14,180,864
The Swatch Group AG, BR Shares	7,511	4,077,139

		50,615,152
Taiwan - 0.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,567,000	6,548,928
Turkey - 2.1%
BIM Birlesik Magazalar AS	271,080	6,369,536
Turkiye Garanti Bankasi AS	2,982,283	11,680,128

		18,049,664
United Kingdom - 13.3%
Aggreko PLC	520,546	14,720,102
ARM Holdings PLC	1,316,513	21,275,644
ASOS PLC (I)	84,174	3,968,683
British American Tobacco PLC	91,514	5,410,609
Meggitt PLC	1,060,979	8,303,367
Ocado Group PLC (I)	773,905	4,220,415
Prudential PLC	932,328	22,473,783
Rolls-Royce Holdings PLC (I)	1,072,669	18,201,867
Standard Chartered PLC	711,172	14,334,678

		112,909,148

TOTAL COMMON STOCKS (Cost $652,323,562)		$828,218,899

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE	89,849	8,200,012

TOTAL PREFERRED SECURITIES (Cost $5,177,674)		$8,200,012

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	12,244,442	12,244,442

TOTAL SHORT-TERM INVESTMENTS (Cost $12,244,442)		$12,244,442

Total Investments (International Growth Opportunities Fund)
(Cost $669,745,678) - 100.0%		$848,663,353
Other assets and liabilities, net - 0.0%		(384,915)

TOTAL NET ASSETS - 100.0%		$848,278,438

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.1%
Australia - 3.6%
Amcor, Ltd.	1,185,604	$12,658,586
Brambles, Ltd.	848,416	7,536,778
CSL, Ltd.	71,573	4,942,729

		25,138,093
Belgium - 1.5%
Anheuser-Busch InBev NV	92,559	10,325,230
Brazil - 4.6%
Banco Bradesco SA, ADR	638,763	11,651,037
BM&F Bovespa SA	2,280,100	13,750,882
BRF SA	233,589	6,250,606

		31,652,525
Canada - 8.9%
Agrium, Inc.	60,411	5,712,737
Canadian National Railway Company	94,335	6,775,150
Cenovus Energy, Inc.	186,407	5,945,548
CGI Group, Inc., Class A (I)	295,432	10,455,462
Encana Corp.	428,452	9,878,867
Fairfax Financial Holdings, Ltd.	14,006	6,453,735
Suncor Energy, Inc.	393,439	16,149,345

		61,370,844
China - 4.4%
Baidu, Inc., ADR (I)	56,844	12,194,175
CNOOC, Ltd.	2,011,907	4,032,348
Great Wall Motor Company, Ltd., H Shares	1,762,500	7,473,143
Industrial & Commercial Bank of China, Ltd.,
H Shares	9,763,539	6,461,344

		30,161,010
Denmark - 2.5%
Carlsberg A/S, B Shares	104,161	9,523,231
Novo Nordisk A/S, B Shares	165,676	7,598,860

		17,122,091
France - 3.7%
Publicis Groupe SA	148,014	11,032,555
Schneider Electric SE	93,316	7,894,397
Total SA	104,516	6,896,854

		25,823,806
Germany - 7.8%
adidas AG	78,146	5,876,074
Allianz SE	61,034	10,422,986
Deutsche Boerse AG	143,922	10,246,346
Deutsche Post AG	222,470	7,293,914
ProSiebenSat.1 Media AG	121,864	4,886,726
SAP SE	194,400	15,152,369

		53,878,415
Hong Kong - 3.3%
Galaxy Entertainment Group, Ltd.	1,753,910	13,194,516
Hutchison Whampoa, Ltd.	713,410	9,311,958

		22,506,474
Ireland - 1.8%
Shire PLC	151,687	12,359,051
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	269,647	14,161,860
Japan - 6.5%
Denso Corp.	99,253	4,311,869
FANUC Corp.	40,188	6,736,365
Japan Tobacco, Inc.	239,500	8,206,121
Keyence Corp.	14,373	6,155,226

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Komatsu, Ltd.	352,017	$7,945,381
Toyota Motor Corp.	196,270	11,198,967

		44,553,929
Mexico - 1.9%
Fomento Economico Mexicano SAB
de CV, ADR	35,508	3,441,080
Grupo Televisa SA, ADR	262,748	9,740,068

		13,181,148
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	256,461	10,832,661
Unilever NV	181,505	7,547,925

		18,380,586
Singapore - 4.4%
Avago Technologies, Ltd.	127,735	10,485,766
Keppel Corp., Ltd.	969,135	8,451,821
United Overseas Bank, Ltd.	622,834	11,424,832

		30,362,419
South Korea - 3.0%
Hyundai Mobis	34,781	10,089,629
Samsung Electronics Company, Ltd.	8,619	10,494,416

		20,584,045
Spain - 1.0%
Amadeus IT Holding SA, A Shares	178,737	6,650,304
Sweden - 2.2%
Ericsson LM, B Shares	577,606	7,197,855
Investor AB, B Shares	225,416	8,371,338

		15,569,193
Switzerland - 7.7%
ABB, Ltd. (I)	359,475	8,176,049
Julius Baer Group, Ltd. (I)	145,888	6,640,231
Novartis AG	85,389	7,671,894
Roche Holding AG	45,876	13,398,449
Syngenta AG	23,941	8,598,740
UBS AG (I)	474,205	8,510,465

		52,995,828
Taiwan - 1.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,852,000	11,919,300
Thailand - 1.2%
Kasikornbank PCL, NVDR	1,173,400	8,265,157
Turkey - 1.2%
Akbank T.A.S.	2,147,697	8,187,675
United Kingdom - 16.5%
Aberdeen Asset Management PLC	932,632	6,744,405
British American Tobacco PLC	257,748	15,238,911
British Sky Broadcasting Group PLC	1,100,052	15,948,689
Centrica PLC	1,045,573	5,550,033
Compass Group PLC	707,275	11,511,381
Informa PLC	603,096	5,172,031
Kingfisher PLC	937,381	4,732,147
Next PLC	55,589	6,550,181
Reed Elsevier PLC	1,186,600	19,365,853
Smith & Nephew PLC	540,799	9,361,531
WPP PLC	665,558	13,967,376

		114,142,538

TOTAL COMMON STOCKS (Cost $486,278,889)		$649,291,521

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	42,487,817	42,487,817

TOTAL SHORT-TERM INVESTMENTS (Cost $42,487,817)		$42,487,817

Total Investments (International Growth Stock Fund)
(Cost $528,766,706) - 100.3%		$691,779,338
Other assets and liabilities, net - (0.3%)		(2,076,306)

TOTAL NET ASSETS - 100.0%		$689,703,032

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.3%
Austria - 0.7%
Wienerberger AG		$4,895,606
Bahamas - 1.0%	327,045
Steiner Leisure, Ltd. (I)	170,760	7,260,715
Belgium - 1.0%
Barco NV (L)	99,780	7,073,056
Brazil - 0.6%
Cia de Saneamento de Minas Gerais-COPASA	206,900	3,697,119
Grendene SA	105,500	765,859

		4,462,978
Canada - 8.7%
AGF Management, Ltd., Class B (L)	471,000	5,388,798
Canaccord Genuity Group, Inc. (L)	542,706	6,019,529
Dorel Industries, Inc., Class B	239,000	8,078,037
Enerflex, Ltd.	327,300	6,315,418
Ensign Energy Services, Inc.	325,500	4,882,650
Genworth MI Canada, Inc. (L)	194,900	6,901,177
HudBay Minerals, Inc.	1,152,770	11,662,347
Mullen Group, Ltd. (L)	262,070	6,994,639
Trican Well Service, Ltd.	276,900	4,000,827

		60,243,422
China - 3.3%
China ZhengTong Auto
Services Holdings, Ltd.	9,414,000	5,027,000
Daphne International Holdings, Ltd. (L)	2,263,600	1,158,991
Kingdee International Software
Group Company, Ltd. (I)(L)	27,712,000	8,946,627
Shenguan Holdings Group, Ltd.	11,708,000	4,261,429
SinoMedia Holding, Ltd.	5,053,000	3,578,927

		22,972,974
Finland - 3.9%
Amer Sports OYJ	681,168	13,623,468
Huhtamaki OYJ	494,076	13,261,656

		26,885,124
France - 1.7%
Beneteau SA (I)	250,390	4,262,914
Ipsos	252,300	7,540,314

		11,803,228
Germany - 5.3%
DMG MORI SEIKI AG	290,770	8,380,730
Gerresheimer AG	180,950	13,078,602

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Kloeckner & Company SE (I)	661,785	$9,063,363
Leoni AG	102,150	6,315,999

		36,838,694
Greece - 0.5%
JUMBO SA (I)	231,285	3,419,278
Hong Kong - 7.2%
Dah Sing Financial Holdings, Ltd.	723,974	4,249,589
Digital China Holdings, Ltd.	2,661,000	2,574,272
Luk Fook Holdings International, Ltd.	1,717,000	5,383,015
MIE Holdings Corp.	3,348,700	561,838
Sitoy Group Holdings, Ltd.	5,991,000	4,251,820
Stella International Holdings, Ltd.	2,553,000	6,987,025
Techtronic Industries Company	4,380,000	13,387,351
Value Partners Group, Ltd.	6,461,000	4,990,969
Yingde Gases Group Company, Ltd.	6,902,500	7,382,396

		49,768,275
India - 0.9%
Jain Irrigation Systems, Ltd.	4,023,453	5,928,423
Italy - 2.7%
Amplifon SpA	614,675	3,547,869
Azimut Holding SpA	185,710	4,839,450
MARR SpA	300,246	4,696,056
Sorin SpA (I)	2,270,327	5,733,311

		18,816,686
Japan - 13.9%
Aderans Company, Ltd.	328,800	4,865,342
Asahi Company, Ltd. (L)	248,800	3,111,872
Asics Corp.	627,000	12,843,250
Capcom Company, Ltd.	125,800	2,312,149
Descente, Ltd.	863,860	7,461,569
en-japan, Inc.	84,400	1,814,222
Keihin Corp.	435,600	6,158,393
Kobayashi Pharmaceutical Company, Ltd.	205,300	13,173,066
Meitec Corp.	335,611	10,814,732
Nissin Kogyo Company, Ltd.	217,710	3,933,762
Seria Company, Ltd.	86,500	3,554,165
Shinko Plantech Company, Ltd.	529,700	4,111,198
Square Enix Holdings Company, Ltd.	304,100	6,998,709
Tokai Rika Company, Ltd.	202,700	4,029,971
Tsumura & Company	301,400	7,707,298
Unipres Corp.	180,400	3,569,763

		96,459,461
Luxembourg - 1.2%
Grand City Properties SA (I)(L)	423,140	5,421,567
Oriflame Cosmetics SA (L)	149,210	2,852,399

		8,273,966
Netherlands - 4.6%
Aalberts Industries NV	362,111	10,049,707
Accell Group	195,391	3,519,943
Arcadis NV	320,790	10,605,355
Beter Bed Holding NV (L)	218,830	4,831,837
USG People NV	258,294	3,331,296

		32,338,138
Norway - 2.4%
Ekornes ASA	341,120	4,422,738
Fred Olsen Energy ASA	186,730	4,387,527
Tomra Systems ASA	967,050	8,174,916

		16,985,181

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 0.6%
X5 Retail Group NV, GDR (I)	226,510	$4,290,099
Singapore - 0.2%
Sakari Resources, Ltd. (I)	1,380,000	1,602,018
South Korea - 10.5%
Binggrae Company, Ltd.	67,606	6,062,225
BS Financial Group, Inc.	733,448	12,157,407
Daum Communications Corp.	45,413	7,404,818
DGB Financial Group, Inc.	538,430	9,404,066
Hyundai Mipo Dockyard	55,794	7,106,673
KIWOOM Securities Company, Ltd.	60,289	3,111,699
Korea Investment Holdings Company, Ltd.	93,950	4,719,324
Mirae Asset Securities Company, Ltd.	88,667	4,242,469
Sindoh Company, Ltd.	127,171	8,531,144
Youngone Corp.	185,810	10,374,540

		73,114,365
Spain - 2.1%
Construcciones y Auxiliar
de Ferrocarriles SA (L)	21,113	8,344,556
Melia Hotels International SA (L)	249,458	2,773,259
Tecnicas Reunidas SA	65,138	3,564,975

		14,682,790
Sweden - 0.7%
Duni AB (I)	337,670	4,498,600
Switzerland - 4.4%
Logitech International SA (L)	778,790	10,716,150
Nobel Biocare Holding AG (I)	472,420	8,620,907
Panalpina Welttransport Holding AG (L)	33,800	4,804,022
Vontobel Holding AG	179,020	6,629,366

		30,770,445
Taiwan - 5.0%
D-Link Corp.	7,271,668	5,234,878
Giant Manufacturing Company, Ltd.	1,461,746	12,163,593
Simplo Technology Company, Ltd.	1,890,300	10,617,872
Tripod Technology Corp.	3,448,000	7,008,649

		35,024,992
Thailand - 1.3%
Glow Energy PCL	1,085,288	2,973,159
Hana Microelectronics PCL	5,091,800	6,177,434

		9,150,593
United Kingdom - 7.9%
African Minerals, Ltd. (L)	1,926,080	984,980
Bellway PLC (I)	177,346	4,704,773
Bovis Homes Group PLC	252,440	3,539,915
Debenhams PLC	4,016,050	4,430,766
Devro PLC	872,350	3,535,383
Dignity PLC	142,591	3,391,707
Greggs PLC	1,227,780	11,158,207
HomeServe PLC	1,014,900	5,443,915
Laird PLC	1,377,390	6,669,586
Man Group PLC	4,338,558	8,535,224
UBM PLC	255,680	2,688,896

		55,083,352

TOTAL COMMON STOCKS (Cost $485,328,880)		$642,642,459

PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Draegerwerk AG & Company KGaA (L)	54,800	5,195,423

TOTAL PREFERRED SECURITIES (Cost $7,123,702)		$5,195,423

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small Cap Index Fund	200,600	$10,284,762

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,142,873)		$10,284,762

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	4,569,689	45,729,339

TOTAL SECURITIES LENDING
COLLATERAL (Cost $45,727,427)		$45,729,339

SHORT-TERM INVESTMENTS - 4.4%
Time Deposits - 4.4%
Bank of Montreal
0.050%, 09/02/2014*	$18,000,000	$18,000,000
Royal Bank of Canada
0.060%, 09/02/2014*	13,000,000	13,000,000

		31,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,000,000)		$31,000,000

Total Investments (International Small Cap Fund)
(Cost $579,322,882) - 105.5%		$734,851,983
Other assets and liabilities, net - (5.5%)		(38,255,535)

TOTAL NET ASSETS - 100.0%		$696,596,448

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Belgium - 0.6%
UCB SA	131,360	$12,715,757
Brazil - 1.2%
BM&FBovespa SA	1,789,400	10,791,557
Petroleo Brasileiro SA, ADR	419,870	8,737,491
Vale SA, ADR (L)	397,902	4,635,558

		24,164,606
Canada - 6.2%
AGF Management, Ltd., Class B (L)	352,600	4,034,162
Ensign Energy Services, Inc.	1,134,100	17,012,022
HudBay Minerals, Inc.	2,002,800	20,261,933
Suncor Energy, Inc.	843,200	34,610,518
Talisman Energy, Inc.	2,398,340	24,109,129
Trican Well Service, Ltd.	1,914,900	27,667,690

		127,695,454
China - 5.6%
China Life Insurance Company, Ltd., H Shares	4,005,000	11,498,453
China Shenhua Energy Company, Ltd.,
H Shares	5,310,500	15,347,731
China Telecom Corp., Ltd., H Shares	43,461,589	26,702,673
Shanghai Electric Group Company, Ltd.,
H Shares	17,898,000	7,853,114
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,236,600	12,808,167
Sinopec Engineering Group Company, Ltd.,
H Shares	8,026,300	9,110,203
Sinopharm Group Company, Ltd., H Shares	2,436,800	8,516,053
Springland International Holdings, Ltd.	16,519,300	6,498,312
Trina Solar, Ltd., ADR (I)(L)	1,413,515	17,711,343

		116,046,049

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 0.4%
FLSmidth & Company A/S (L)	154,140	$8,251,367
France - 11.4%
AXA SA	1,704,657	42,298,935
BNP Paribas SA	696,180	47,043,013
Cie de Saint-Gobain	293,120	14,891,839
Cie Generale des Etablissements Michelin	177,320	19,616,290
Ipsen SA	224,632	10,728,876
Sanofi	363,266	39,811,185
Societe Generale SA	247,335	12,545,001
Technip SA	148,910	13,787,788
Total SA	551,022	36,361,113

		237,084,040
Germany - 7.7%
Bayer AG	155,170	20,855,297
Deutsche Boerse AG	227,520	16,198,000
Deutsche Lufthansa AG	789,450	13,718,877
Gerresheimer AG	166,670	12,046,480
Kloeckner & Company SE (I)	685,220	9,384,313
Merck KGaA	189,728	16,555,095
Metro AG (I)	397,190	13,990,613
MorphoSys AG (I)	93,200	8,609,499
Muenchener Rueckversicherungs AG	67,826	13,617,700
SAP SE	67,040	5,225,385
Siemens AG	233,559	29,279,174

		159,480,433
Hong Kong - 4.0%
China Mobile, Ltd.	2,104,500	26,135,893
Digital China Holdings, Ltd.	7,056,000	6,826,028
First Pacific Company, Ltd.	3,525,000	4,085,755
GCL-Poly Energy Holdings, Ltd. (I)	52,896,000	18,961,544
Kingboard Chemical Holdings, Ltd.	8,926,800	18,421,405
Kunlun Energy Company, Ltd.	3,598,000	5,920,482
Noble Group, Ltd.	2,056,600	2,235,764
Value Partners Group, Ltd.	889,500	687,118

		83,273,989
India - 0.6%
Jain Irrigation Systems, Ltd.	3,087,748	4,549,693
LIC Housing Finance, Ltd.	1,022,980	5,119,572
Power Grid Corp. of India, Ltd.	1,794,737	3,817,657

		13,486,922
Ireland - 0.7%
CRH PLC	645,950	14,887,650
Israel - 1.3%
Teva Pharmaceutical Industries, Ltd., ADR	532,715	27,978,192
Italy - 3.1%
Eni SpA	1,031,766	25,764,245
Saipem SpA (I)	223,075	5,297,176
UniCredit SpA	4,290,952	33,278,451

		64,339,872
Japan - 6.8%
Canon, Inc.	207,900	6,784,519
Capcom Company, Ltd.	611,100	11,231,750
ITOCHU Corp.	2,801,500	35,648,962
Namco Bandai Holdings, Inc.	888,500	24,880,872
Nikon Corp.	470,100	6,833,390
Nissan Motor Company, Ltd.	2,111,400	20,281,100
Suntory Beverage & Food, Ltd.	305,100	11,189,085
Toyota Motor Corp.	434,700	24,803,542

		141,653,220

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 6.2%
Aegon NV	3,267,370	$25,837,155
Akzo Nobel NV	292,480	20,679,944
ING Groep NV (I)	1,875,298	25,809,441
QIAGEN NV (I)	641,390	15,553,769
Royal Dutch Shell PLC, B Shares	950,393	40,143,666

		128,023,975
Norway - 2.0%
Statoil ASA	924,030	25,992,759
Telenor ASA	700,201	16,084,414

		42,077,173
Russia - 1.1%
Lukoil OAO, ADR	117,991	6,549,680
MMC Norilsk Nickel OJSC, ADR	549,682	10,757,277
Mobile Telesystems OJSC, ADR (L)	251,265	4,635,839

		21,942,796
Singapore - 0.6%
United Overseas Bank, Ltd.	726,000	13,317,237
South Korea - 12.6%
Daewoo International Corp.	73,800	2,711,950
Hana Financial Group, Inc.	1,370,039	57,539,067
Hyundai Mobis	80,743	23,422,757
Hyundai Motor Company	28,502	6,552,022
KB Financial Group, Inc., ADR	1,186,132	48,263,711
KIWOOM Securities Company, Ltd.	115,721	5,972,714
Korea Investment Holdings Company, Ltd.	279,015	14,015,563
POSCO	100,687	33,290,328
Samsung Electronics Company, Ltd., GDR (S)	71,000	43,239,000
Samsung Electronics Company, Ltd., GDR	42,064	25,629,093

		260,636,205
Spain - 1.4%
Telefonica SA	1,787,790	28,362,900
Sweden - 0.5%
Getinge AB, B Shares	433,391	11,332,041
Switzerland - 8.2%
ABB, Ltd. (I)	652,320	14,836,638
Basilea Pharmaceutica (I)	46,810	5,261,590
Credit Suisse Group AG (I)	1,497,171	42,238,026
GAM Holding AG (I)	503,750	9,807,515
Lonza Group AG (I)	102,400	11,742,770
Meyer Burger Technology AG (I)(L)	383,047	4,175,042
Nobel Biocare Holding AG (I)	751,431	13,712,410
Novartis AG	240,380	21,597,278
Roche Holding AG	136,060	39,737,400
Swiss Re AG (I)	94,603	7,756,515

		170,865,184
Thailand - 0.5%
Bangkok Bank PCL	1,471,800	9,446,119
United Arab Emirates - 0.3%
Dragon Oil PLC	573,830	5,726,434
United Kingdom - 13.6%
African Minerals, Ltd. (I)(L)	679,220	347,347
Aviva PLC	2,433,700	21,063,288
BAE Systems PLC	3,275,790	24,240,987
Barclays PLC	2,136,720	7,969,600
BP PLC	4,398,322	35,085,679
Carillion PLC	1,897,950	10,614,120
GlaxoSmithKline PLC	1,208,045	29,524,293
HSBC Holdings PLC	2,349,650	25,397,811

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	4,059,900	$20,495,447
Marks & Spencer Group PLC	2,644,960	18,892,788
Noble Corp. PLC	537,840	15,306,926
Rexam PLC	1,373,160	11,569,163
Serco Group PLC	912,021	4,711,744
Tesco PLC	9,779,970	37,383,319
Vodafone Group PLC	5,401,316	18,563,676

		281,166,188
United States - 1.0%
Flextronics International, Ltd. (I)	1,772,670	19,570,277
Paragon Offshore PLC (I)	179,280	1,670,888

		21,241,165

TOTAL COMMON STOCKS (Cost $1,697,326,077)		$2,025,194,968

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	3,560,683	35,632,114

TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,628,584)		$35,632,114

SHORT-TERM INVESTMENTS - 2.3%
Time Deposits - 2.3%
Bank of Montreal
0.050%, 09/02/2014*	$25,000,000	$25,000,000
Royal Bank of Canada
0.060%, 09/02/2014*	23,000,000	23,000,000

		48,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,000,000)		$48,000,000

Total Investments (International Value Fund)
(Cost $1,780,954,661) - 101.6%		$2,108,827,082
Other assets and liabilities, net - (1.6%)		(34,002,870)

TOTAL NET ASSETS - 100.0%		$2,074,824,212

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 36.7%
U.S. Government - 16.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 04/15/2019	$45,735,827	$46,605,309
0.250%, 07/15/2024 (C)	4,642,205	4,599,046
0.625%, 01/15/2024	9,550,277	9,884,537
1.375%, 02/15/2044	2,607,656	2,978,840
U.S. Treasury Bonds
3.375%, 05/15/2044	4,100,000	4,340,875
3.750%, 11/15/2043	1,525,000	1,727,300
U.S. Treasury Notes
0.375%, 08/31/2015	7,000	7,018
0.875%, 09/15/2016	353,300	355,646

		70,498,571
U.S. Government Agency - 20.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	5,000,000	4,975,391
3.500%, TBA (C)	5,600,000	5,752,443

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, TBA (C)		$3,500,000	$3,700,318
4.500%, TBA (C)		5,300,000	5,721,043
5.000%, TBA (C)		2,900,000	3,192,627
5.000%, 03/01/2019 to 12/01/2019		106,302	113,616
6.500%, 04/01/2029 to 08/01/2034		5,913	6,771
7.500%, 08/01/2025 to 05/01/2028		2,206	2,573
Federal National Mortgage Association
2.500%, TBA (C)		2,300,000	2,286,753
2.500%, 12/01/2042 to 03/01/2043		1,912,816	1,838,470
3.000%, TBA (C)		14,300,000	14,397,163
3.500%, TBA (C)		2,200,000	2,264,529
4.000%, TBA (C)		8,600,000	9,111,021
4.500%, TBA (C)		8,600,000	9,285,889
4.860%, 01/01/2015		2,430,125	2,462,773
5.000%, TBA (C)		2,500,000	2,756,952
5.000%, 03/15/2016 to 06/01/2019		2,218,693	2,372,697
5.500%, 08/01/2035 to 11/01/2035		132,902	148,560
6.500%, 09/01/2031		6	7
Government National
Mortgage Association
4.000%, TBA (C)		10,200,000	10,865,064
4.000%, 09/15/2040 to 02/15/2042		573,414	612,367
4.500%, TBA (C)		8,600,000	9,348,436
6.000%, 08/15/2032 to 04/15/2035		15,830	18,103
6.500%, 06/15/2028 to 08/15/2034		13,851	15,937
7.000%, 11/15/2031 to 11/15/2033		51,070	59,752
8.000%, 07/15/2030		1,028	1,242

			91,310,497

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $160,535,992)			$161,809,068

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Brazil - 0.5%
Federative Republic of Brazil
4.250%, 01/07/2025		210,000	218,400
5.875%, 01/15/2019		725,000	831,213
6.000%, 05/15/2045	BRL	1,010,000	1,212,006

			2,261,619
Mexico - 0.4%
Government of Mexico
4.750%, 03/08/2044		$1,504,000	1,577,696
Russia - 0.1%
Government of Russia 7.500%, 02/27/2019 RUB		24,850,000	619,676
South Africa - 0.2%
Republic of South Africa
7.750%, 02/28/2023	ZAR	9,275,000	868,957
Uruguay - 0.1%
Republic of Uruguay 4.250%, 04/05/2027	UYU	11,224,758	519,775

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,570,979)			$5,847,723

CORPORATE BONDS - 32.7%
Consumer Discretionary - 3.9%
21st Century Fox America, Inc.
6.150%, 02/15/2041		$175,000	215,884
6.200%, 12/15/2034		400,000	495,596
7.750%, 01/20/2024		453,000	580,100

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Arcelik AS
5.000%, 04/03/2023 (S)	$340,000	$325,550
AutoZone, Inc.
3.700%, 04/15/2022	450,000	466,662
4.000%, 11/15/2020	265,000	280,287
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	138,137
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	8,300
CCO Holdings LLC
5.125%, 02/15/2023	10,000	9,950
5.250%, 09/30/2022	10,000	10,150
5.750%, 09/01/2023	45,000	46,238
Comcast Corp.
4.250%, 01/15/2033	415,000	431,584
Cox Communications, Inc.
2.950%, 06/30/2023 (S)	560,000	537,064
5.875%, 12/01/2016 (S)	750,000	823,877
6.250%, 06/01/2018 (S)	500,000	570,915
Daimler Finance North America LLC
1.375%, 08/01/2017 (S)	435,000	434,638
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,265,532
DISH DBS Corp.
5.875%, 07/15/2022	50,000	53,060
6.750%, 06/01/2021	355,000	397,139
7.875%, 09/01/2019	150,000	174,000
Ford Motor Credit Company LLC
3.875%, 01/15/2015	1,000,000	1,012,486
5.000%, 05/15/2018	310,000	342,238
Gannett Company, Inc.
5.125%, 10/15/2019 (S)	310,000	317,750
5.125%, 07/15/2020	275,000	281,188
General Motors Financial Company, Inc.
3.500%, 07/10/2019	870,000	876,227
4.750%, 08/15/2017	1,020,000	1,072,530
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	104,250
Sotheby’s
5.250%, 10/01/2022 (S)	160,000	156,000
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	209,328
8.750%, 08/01/2015	183,000	196,849
The William Carter Company
5.250%, 08/15/2021	295,000	308,275
Time Warner Cable, Inc.
5.000%, 02/01/2020	755,000	846,937
5.875%, 11/15/2040	500,000	604,523
6.750%, 07/01/2018	775,000	910,716
Time Warner, Inc.
2.100%, 06/01/2019	765,000	758,722
6.100%, 07/15/2040	290,000	349,307
7.625%, 04/15/2031	500,000	692,838
7.700%, 05/01/2032	302,000	426,617
Viacom, Inc.
4.375%, 03/15/2043	147,000	137,739
5.625%, 09/15/2019	400,000	458,878

		17,328,061
Consumer Staples - 1.3%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	217,054
9.700%, 11/10/2018	191,000	247,838

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	$1,300,000	$1,319,995
CVS Health Corp.
4.750%, 05/18/2020	500,000	563,333
CVS Pass-Through Trust
5.880%, 01/10/2028	274,546	312,427
6.943%, 01/10/2030	41,960	51,716
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (S)	1,100,000	1,117,336
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	231,272
Wal-Mart Stores, Inc.
4.300%, 04/22/2044	1,050,000	1,101,664
5.250%, 09/01/2035	300,000	358,076

		5,520,711
Energy - 2.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	439,144
6.375%, 09/15/2017	60,000	68,405
Cenovus Energy, Inc.
5.200%, 09/15/2043	1,100,000	1,239,180
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	142,711
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	833,533
Denbury Resources, Inc.
5.500%, 05/01/2022	100,000	102,500
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	385,000	349,869
Energy Transfer Equity LP
7.500%, 10/15/2020	450,000	520,875
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	948,602
5.950%, 10/01/2043	800,000	902,087
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	229,513
Hess Corp.
1.300%, 06/15/2017	445,000	444,585
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	405,000	427,365
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	5,000	5,569
Kinder Morgan, Inc.
7.000%, 06/15/2017	400,000	452,000
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	997,186
Newfield Exploration Company
5.625%, 07/01/2024	71,000	78,185
5.750%, 01/30/2022	70,000	77,350
6.875%, 02/01/2020	135,000	141,750
Nexen Energy ULC
6.200%, 07/30/2019	285,000	332,519
7.500%, 07/30/2039	40,000	56,546
Peabody Energy Corp.
6.500%, 09/15/2020 (L)	280,000	281,750
Petrobras International Finance Company
5.375%, 01/27/2021	530,000	558,779
Plains All American Pipeline LP
3.850%, 10/15/2023	295,000	305,016
Williams Partners LP
3.900%, 01/15/2025	750,000	757,093

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP (continued)
4.300%, 03/04/2024		$610,000	$638,150

			11,330,262
Financials - 17.2%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)		100,000	136,736
American International Group, Inc.
4.500%, 07/16/2044		215,000	221,748
6.400%, 12/15/2020		500,000	602,598
Asian Development Bank
6.350%, 08/17/2016	INR	26,000,000	427,963
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		$250,000	269,587
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	295,750
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	800,000	1,103,718
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$400,000	444,000
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,100,000	1,483,285
Bank of America Corp.
4.000%, 04/01/2024		$665,000	685,655
4.100%, 07/24/2023		400,000	417,779
4.200%, 08/26/2024		425,000	431,475
5.625%, 07/01/2020		1,185,000	1,358,008
6.400%, 08/28/2017		80,000	90,876
7.750%, 05/14/2038		1,210,000	1,696,201
Bank of Ireland
10.000%, 07/30/2016	EUR	365,000	522,515
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$2,145,000	2,411,851
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	222,500
Barclays PLC (8.000% to 12/15/2020, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	300,000	425,765
Barclays PLC (8.250% to 12/15/2018, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	349,529
BPCE SA
2.500%, 12/10/2018		755,000	763,852
5.150%, 07/21/2024 (S)		540,000	578,207
5.700%, 10/22/2023 (S)		785,000	869,238
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	460,400
5.700%, 05/01/2017		835,000	913,822
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,427,102
CIT Group, Inc.
3.875%, 02/19/2019		100,000	101,250
5.000%, 05/15/2017		15,000	15,844
5.250%, 03/15/2018		165,000	176,138
5.375%, 05/15/2020		20,000	21,650
5.500%, 02/15/2019 (S)		490,000	528,588

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
5.500%, 09/13/2025		$790,000	$885,211
6.125%, 08/25/2036		1,550,000	1,821,853
6.675%, 09/13/2043		250,000	318,252
8.500%, 05/22/2019		565,000	715,682
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	300,000	415,865
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)		$200,000	228,500
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	352,401
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$780,000	776,100
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	214,000
Discover Financial Services
6.450%, 06/12/2017		950,000	1,069,921
Duke Realty LP
6.750%, 03/15/2020		430,000	512,012
Equity One, Inc.
6.000%, 09/15/2017		235,000	261,159
ERP Operating LP
5.250%, 09/15/2014		975,000	976,434
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		495,000	520,369
General Electric Capital Corp.
4.650%, 10/17/2021		1,225,000	1,372,587
5.875%, 01/14/2038		685,000	851,571
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	446,500
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		250,000	294,375
HCP, Inc.
4.200%, 03/01/2024		160,000	165,125
6.000%, 03/01/2015 to 01/30/2017		655,000	712,856
7.072%, 06/08/2015		67,000	70,260
Health Care REIT, Inc.
4.500%, 01/15/2024		575,000	606,865
5.250%, 01/15/2022		885,000	994,318
HSBC Holdings PLC
5.250%, 03/14/2044		240,000	264,564
6.500%, 09/15/2037		220,000	278,183
6.800%, 06/01/2038		445,000	583,796
HSBC USA, Inc.
2.375%, 02/13/2015		520,000	524,742
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	785,161

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company
3.375%, 05/01/2023		$210,000	$206,842
3.625%, 05/13/2024		240,000	244,755
4.250%, 10/15/2020		325,000	351,622
5.625%, 08/16/2043		1,205,000	1,408,422
6.000%, 01/15/2018		1,275,000	1,448,688
6.300%, 04/23/2019		300,000	351,874
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	160,000	209,181
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	649,231
5.584%, 11/23/2015		425,000	448,956
6.875%, 10/01/2019		300,000	359,443
Liberty Property LP
3.375%, 06/15/2023		260,000	255,372
4.125%, 06/15/2022		210,000	220,282
6.625%, 10/01/2017		100,000	113,904
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	600,000	831,740
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	250,000	422,695
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	388,302
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	92,292
8.875%, 06/01/2039 (S)		550,000	886,909
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)		1,825,000	1,885,092
Morgan Stanley
4.875%, 11/01/2022		455,000	491,563
5.550%, 04/27/2017		350,000	386,222
6.625%, 04/01/2018		1,450,000	1,678,975
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	600,000	1,006,051
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$260,000	361,633
9.375%, 08/15/2039 (S)		475,000	751,140
Navient LLC
5.500%, 01/15/2019		165,000	175,313
6.000%, 01/25/2017		105,000	112,875
6.250%, 01/25/2016		35,000	37,100
7.250%, 01/25/2022		65,000	72,556
8.000%, 03/25/2020		11,000	12,705
8.450%, 06/15/2018		289,000	336,309
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,313,855
Principal Life Global Funding I
6.125%, 10/15/2033 (S)		108,000	136,515
Prologis LP
3.350%, 02/01/2021		850,000	862,914
4.500%, 08/15/2017		920,000	989,661
Prudential Financial, Inc.
4.600%, 05/15/2044		1,550,000	1,608,404
Realty Income Corp.
3.250%, 10/15/2022		81,000	80,809

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp. (continued)
5.750%, 01/15/2021		$600,000	$692,165
6.750%, 08/15/2019		450,000	535,782
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		645,000	656,354
5.125%, 05/28/2024		815,000	831,334
Santander Bank NA
8.750%, 05/30/2018		250,000	302,207
Societe Generale SA (6.000% to
01/27/2020, then 5 Year U.S. Swap
Rate + 4.067%)
01/27/2020 (Q)(S)		565,000	539,575
Societe Generale SA (6.750% to
04/07/2021, then 5 Year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	400,000	540,033
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$860,000	920,544
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		1,075,000	1,129,806
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		229,000	247,088
SunTrust Banks, Inc.
3.600%, 04/15/2016		820,000	855,385
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)		185,000	179,838
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	690,411
7.250%, 02/01/2018		321,000	378,053
The Goldman Sachs Group, Inc.
4.000%, 03/03/2024		395,000	407,515
4.800%, 07/08/2044		225,000	235,477
5.750%, 01/24/2022		1,550,000	1,799,009
6.750%, 10/01/2037		1,145,000	1,413,511
UDR, Inc.
3.700%, 10/01/2020		215,000	224,768
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	209,300
Ventas Realty LP
2.700%, 04/01/2020		430,000	428,599
4.750%, 06/01/2021		661,000	728,642
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053		150,000	152,625
Wachovia Corp.
5.750%, 06/15/2017		385,000	431,358
Wells Fargo & Company
3.450%, 02/13/2023		445,000	448,142
4.100%, 06/03/2026		740,000	758,506
4.125%, 08/15/2023		1,340,000	1,408,526
5.375%, 11/02/2043		225,000	256,311
5.606%, 01/15/2044		275,000	324,182
5.625%, 12/11/2017		150,000	169,593

			75,557,133
Health Care - 1.5%
Actavis Funding SCS
3.850%, 06/15/2024 (S)		1,350,000	1,365,815
Amgen, Inc.
5.150%, 11/15/2041		130,000	143,977

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Amgen, Inc. (continued)
6.900%, 06/01/2038	$260,000	$353,476
Community Health Systems, Inc.
5.125%, 08/01/2021 (S)	95,000	97,375
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,888,052
3.125%, 05/15/2016	301,000	312,485
HCA, Inc.
5.875%, 03/15/2022	140,000	152,250
6.500%, 02/15/2020	255,000	285,281
7.250%, 09/15/2020	155,000	164,688
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	547,925
WellCare Health Plans, Inc.
5.750%, 11/15/2020	110,000	113,988
WellPoint, Inc.
2.300%, 07/15/2018	40,000	40,543
5.100%, 01/15/2044	175,000	191,648
7.000%, 02/15/2019	720,000	856,449

		6,513,952
Industrials - 1.6%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)	305,000	311,466
Air Lease Corp.
4.500%, 01/15/2016	925,000	956,219
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	378,491
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,300
5.250%, 08/01/2020	126,000	129,465
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	516,379
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	15,844
7.125%, 03/15/2021	225,000	244,688
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,403,862
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	100,000	109,375
7.125%, 09/01/2018 (S)	135,000	154,913
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	1,225,000	1,289,017
4.875%, 07/11/2022 (S)	251,000	275,898
Ryder System, Inc.
2.550%, 06/01/2019	305,000	307,967
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	172,499	200,098
The ADT Corp.
6.250%, 10/15/2021 (L)	430,000	454,725
Waste Management, Inc.
6.375%, 03/11/2015	340,000	350,389

		7,119,096
Information Technology - 0.5%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	435,000	470,344
Cardtronics, Inc.
5.125%, 08/01/2022 (S)	120,000	121,500
NCR Corp.
4.625%, 02/15/2021	255,000	255,638
5.000%, 07/15/2022	20,000	20,100

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	$1,200,000	$1,185,616

		2,053,198
Materials - 0.5%
Barrick Gold Corp.
4.100%, 05/01/2023	300,000	304,292
CF Industries, Inc.
5.150%, 03/15/2034	875,000	954,735
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	116,150
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	70,000	76,256
Glencore Funding LLC
1.700%, 05/27/2016 (S)	535,000	539,791
United States Steel Corp.
7.375%, 04/01/2020 (L)	125,000	140,313
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	245,143

		2,376,680
Telecommunication Services - 2.5%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	168,524
AT&T, Inc.
4.450%, 05/15/2021	25,000	27,707
4.800%, 06/15/2044	680,000	711,877
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	711,645
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	606,043
3.598%, 04/15/2018 (S)	940,000	944,046
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	206,275
9.000%, 11/15/2018 (S)	100,000	118,875
Sprint Corp.
7.125%, 06/15/2024 (S)	265,000	270,300
T-Mobile USA, Inc.
6.125%, 01/15/2022	20,000	20,725
6.464%, 04/28/2019	210,000	218,925
6.500%, 01/15/2024	30,000	31,200
6.633%, 04/28/2021	80,000	84,200
6.731%, 04/28/2022	225,000	237,375
6.836%, 04/28/2023	30,000	31,838
Verizon Communications, Inc.
2.625%, 02/21/2020 (S)	810,000	812,398
5.012%, 08/21/2054 (S)	730,000	762,486
5.150%, 09/15/2023	1,465,000	1,658,874
6.400%, 02/15/2038	415,000	519,265
6.550%, 09/15/2043	2,030,000	2,616,997
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	413,356

		11,172,931
Utilities - 1.1%
AES Corp.
8.000%, 06/01/2020	265,000	314,025
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	319,008
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	53,500
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	649,904

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
DPL, Inc.
7.250%, 10/15/2021	$305,000	$323,300
Edison International
3.750%, 09/15/2017	475,000	505,194
Nevada Power Company
7.125%, 03/15/2019	25,000	30,403
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	230,419
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	305,622
Pacific Gas & Electric Company
3.750%, 02/15/2024	340,000	353,361
PacifiCorp
6.350%, 07/15/2038	110,000	150,232
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	459,147
PSEG Power LLC
8.625%, 04/15/2031	154,000	225,167
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	18,811
7.000%, 03/09/2029	54,000	69,531
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	244,860
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	174,895
Xcel Energy, Inc.
6.500%, 07/01/2036	375,000	500,348

		4,927,727

TOTAL CORPORATE BONDS (Cost $136,483,717)		$143,899,751

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	364,560

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225) $		364,560

MUNICIPAL BONDS - 2.0%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	563,900
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	94,038
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	935,002
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2042	185,000	208,245
New York State Thruway Authority
5.883%, 04/01/2030	590,000	724,119
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	227,545
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	650,000	355,089
6.200%, 07/01/2039	675,000	368,780
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	133,836
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	505,337
State of California
7.300%, 10/01/2039	725,000	1,048,169

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of California (continued)
7.550%, 04/01/2039	$420,000	$634,423
7.600%, 11/01/2040	110,000	168,324
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,152,804
University of California
5.000%, 05/15/2038	860,000	977,536
4.601%, 05/15/2031	660,000	730,996
5.770%, 05/15/2043	15,000	19,113

TOTAL MUNICIPAL BONDS (Cost $7,599,220)		$8,847,256

TERM LOANS (M) - 4.0%
Consumer Discretionary - 1.4%
24 Hour Fitness Worldwide, Inc.
4.750%, 05/28/2021	110,000	110,110
99 Cents Only Stores
4.500%, 01/11/2019	238,200	237,555
Acosta, Inc.
TBD 07/31/2021 (T)	100,000	100,042
4.250%, 03/02/2018	569,253	570,320
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	685,802	681,638
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	100,000	97,625
Charter Communications Operating LLC
TBD 07/24/2021 (T)	100,000	100,578
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	285,917
Delta 2 Lux SARL
TBD 07/31/2022 (T)	110,000	110,550
4.750%, 07/30/2021	175,000	173,852
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	497,368	493,707
Interactive Data Corp.
4.750%, 05/02/2021	115,000	115,201
Ion Media Networks, Inc.
5.000%, 12/18/2020	243,775	244,080
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	605,433	600,589
Serta Simmons Holdings LLC
4.250%, 10/01/2019	337,344	337,028
SRAM LLC
4.017%, 04/10/2020	376,715	371,064
The ServiceMaster Company LLC
4.250%, 07/01/2021	621,835	616,783
Town Sports International LLC
4.500%, 11/16/2020	407,950	347,777
Tribune Media Company
4.000%, 12/27/2020	764,325	763,131

		6,357,547
Consumer Staples - 0.0%
Albertson’s Holdings LLC
TBD 08/25/2021 (T)	110,000	110,023
Energy - 0.3%
Arch Coal, Inc.
6.250%, 05/16/2018	173,674	168,867
Sandy Creek Energy Associates LP
5.000%, 11/06/2020	606,012	608,916
Seadrill Operating LP
4.000%, 02/21/2021	149,624	147,130
Western Refining, Inc.
4.250%, 11/12/2020	203,975	203,635

		1,128,548

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials - 0.5%
ARG IH Corp.
5.000%, 11/15/2020	$154,225	$154,416
Asurion LLC
4.250%, 07/08/2020	297,121	296,113
8.500%, 03/03/2021	195,000	201,094
Gardner Denver, Inc.
4.250%, 07/30/2020	545,875	544,056
Nuveen Investments, Inc.
4.157%, 05/15/2017	550,000	548,854
6.500%, 02/28/2019	135,000	135,068
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	328,350	322,399

		2,202,000
Health Care - 0.5%
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	323,375	323,375
Community Health Systems, Inc.
4.250%, 01/27/2021	149,250	149,600
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	110,000	109,666
Medpace Holdings, Inc.
4.750%, 04/01/2021	123,868	123,816
Opal Acquisition, Inc.
5.000%, 11/27/2020	671,625	671,485
PRA Holdings, Inc.
4.500%, 09/23/2020	357,300	356,258
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	385,125	385,286

		2,119,486
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	158,802	159,199
Filtration Group, Inc.
4.500%, 11/21/2020	194,025	194,268
Fly Funding II SARL
4.500%, 08/09/2019	211,750	212,456
Gates Global LLC
4.250%, 07/05/2021	155,000	153,676
Pro Mach, Inc.
4.500%, 07/06/2017	189,133	189,133
RBS Global, Inc.
4.000%, 08/21/2020	545,875	542,171

		1,450,903
Information Technology - 0.3%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	200,000	199,714
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	421,812	420,231
Kronos, Inc.
4.500%, 10/30/2019	113,824	113,895
Zayo Group LLC
4.000%, 07/02/2019	410,845	408,727

		1,142,567
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	807,975	795,567
Coveris Holdings SA
5.250%, 05/08/2019	308,450	310,763

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	$676,283	$673,371

		1,779,701
Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	873,675
Level 3 Financing, Inc.
4.000%, 01/15/2020	395,000	393,420

		1,267,095

TOTAL TERM LOANS (Cost $17,608,378)		$17,557,870

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.1%
Commercial & Residential - 15.1%
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.475%, 11/25/2035 (P)	251,941	204,799
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	328,606	281,000
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	483,522	351,815
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	144,008	117,963
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A11
1.057%, 10/25/2046 (P)	204,081	148,920
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.948%, 02/10/2051 (P)	918,165	1,013,386
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.346%, 10/20/2036 (P)	242,045	174,297
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	482,294
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	458,965
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.325%, 01/25/2037 (P)	384,609	291,405
Series 2007-AA2, Class 12A1,
0.365%, 05/25/2047 (P)	284,304	212,453
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.655%, 01/25/2036 (P)	243,548	190,321
Series 2006-3, Class 1A1,
0.535%, 05/25/2036 (P)	176,406	129,146
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.897%, 06/11/2040 (P)	400,000	439,070
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	469,577
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	383,566
CHL Mortgage Pass-Through Trust
Series 2007-12, Class A9,
5.750%, 08/25/2037	297,001	284,779
Series 2007-HY1, Class 1A1,
2.657%, 04/25/2037 (P)	38,597	32,506
Series 2007-HY4, Class 1A1,
2.636%, 09/25/2047 (P)	468,172	418,423

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.339%, 12/10/2049 (P)	$360,143	$399,076
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,135,306
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,136,247
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	1,030,000	1,093,899
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	1,040,000	1,089,432
Series 2014-GC23, Class A4,
3.622%, 07/10/2047	385,000	396,002
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.480%, 01/15/2046 (P)	630,000	658,810
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,135,000	1,223,714
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.212%, 12/10/2049 (P)	881,444	958,712
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.945%, 06/10/2046 (P)	384,710	409,522
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	386,164
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	1,065,000	1,136,264
Series 2013-CR8, Class A5,
3.612%, 06/10/2046 (P)	685,000	711,517
Series 2013-CR9, Class A4,
4.378%, 07/10/2045 (P)	825,110	899,192
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,340,000	1,364,113
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	680,339
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	1,120,000	1,183,522
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	875,638
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	850,000	901,390
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	1,075,000	1,133,591
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,005,000	1,032,415
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	340,000	346,409
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	372,407	397,573
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.305%, 03/25/2037 (P)	197,437	136,163
First Horizon Alternative
Mortgage Securities Trust
Series 2005-AA7, Class 2A1,
2.239%, 09/25/2035 (P)	173,573	152,770

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Horizon Alternative Mortgage
Securities Trust (continued)
Series 2005-AA9, Class 3A1,
2.223%, 11/25/2035 (P)	$439,956	$366,930
Series 2006-AA1, Class 2A1,
2.210%, 04/25/2036 (P)	30,289	25,531
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	690,000	760,254
Series 2012-K706, Class B,
4.163%, 11/25/2044 (P)(S)	500,000	520,694
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	100,845
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.937%, 09/19/2035 (P)	130,552	122,664
Series 2006-AR1, Class 1A1,
2.955%, 04/19/2036 (P)	654,397	578,420
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	337,670
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	860,312
Series 2013-GC14, Class A5,
4.243%, 08/10/2046	550,000	595,418
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	901,070
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	1,005,000	1,065,106
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
2.710%, 01/25/2036 (P)	33,458	31,505
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.506%, 01/19/2035 (P)	34,559	25,766
Series 2005-8, Class 1A2A,
0.486%, 09/19/2035 (P)	125,117	95,277
Series 2006-12, Class 2A13,
0.396%, 12/19/2036 (P)	819,701	587,680
Series 2006-12, Class 2A2A,
0.346%, 01/19/2038 (P)	106,660	92,323
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,315,000	1,325,943
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.614%, 12/25/2036 (P)	638,175	560,737
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.455%, 08/25/2035 (P)	150,571	118,363
Series 2005-AR14, Class 1A1A,
0.435%, 07/25/2035 (P)	75,029	64,823
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	1,010,000	1,069,633
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,090,000	1,132,175
Series 2014-C22, Class A4,
3.801%, 09/15/2047	870,000	902,997
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	366,038

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	$188,156	$188,225
Series 2007-CB19, Class A4,
5.892%, 02/12/2049 (P)	795,000	868,449
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	630,000	654,080
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,194,951	1,285,139
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	753,035
Series 2014-C20, Class A5,
3.805%, 07/15/2047	1,015,000	1,058,185
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.613%, 05/25/2036 (P)	61,449	54,838
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	772,227	821,340
Series 2006-C4, Class A4,
6.029%, 06/15/2038 (P)	1,286,102	1,376,113
Series 2007-C2, Class A3,
5.430%, 02/15/2040	405,395	441,441
Lehman XS Trust, Series 2006-16N,
Class A4A 0.345%, 11/25/2046 (P)	438,835	364,803
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.355%, 02/25/2046 (P)	468,214	354,076
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.499%, 07/25/2035 (P)	518,696	439,502
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.862%, 05/12/2039 (P)	820,000	869,079
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	1,029,768	1,102,664
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	780,000	852,524
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	654,778
Morgan Stanley Bank of America
Merrill Lynch Trust
3.892%, 06/15/2047	830,000	868,107
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	201,861
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,095,000	1,134,469
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	257,747	258,446
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,156,943	1,241,439
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	884,945
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	569,030	624,685
Series 2007-T27, Class A4,
5.831%, 06/11/2042 (P)	190,000	209,478

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	$417,000	$462,987
RALI Series Trust
Series 06-QO7, Class 1A1,
0.917%, 09/25/2046 (P)	458,283	311,946
Series 2007-QH9, Class A1,
1.415%, 11/25/2037 (P)	240,636	158,218
RFMSI Series Trust, Series 2007-SA2,
Class 2A1 3.045%, 04/25/2037 (P)	67,266	58,953
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.425%, 07/20/2037 (P)	45,639	37,595
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	801,532
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.455%, 09/25/2034 (P)	52,848	47,194
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A 0.435%, 02/25/2036 (P)	42,808	35,622
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	845,000	868,381
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	1,125,000	1,129,158
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	493,178	513,602
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.611%, 10/25/2035 (P)	325,000	305,705
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	870,000	904,931
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.556%, 10/25/2036 (P)	393,913	368,849
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	462,265
Series 2014-C19, Class A5,
4.101%, 03/15/2047	945,000	1,008,007
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,080,000	1,142,200
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	649,054
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,035,000	1,097,110

		66,455,649
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	48,473	50,920
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.095%, 09/16/2035	27,248	5,364

		56,284

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $66,291,556)		$66,511,933

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 2.7%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	$580,000	$580,285
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	115,405	115,855
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	191,917	192,670
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	201,397	203,448
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	311,073	312,421
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	591,437
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	656,017
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	593,217
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	590,000	590,581
First Investors Auto Owner Trust
Series 2012-1A, Class A2,
1.960%, 11/15/2017 (S)	28,650	28,678
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	166,329
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	471,614
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	325,980
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	328,022	327,775
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	189,517
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036	805,554	463,357
Series 2006-20, Class 2A1A,
0.205%, 12/25/2046 (P)	734,210	506,764
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	301,135	179,099
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035	430,000	384,740
Series 2007-3, Class 1A2,
0.325%, 03/25/2047 (P)	1,135,455	622,548
GSAMP Trust, Series 2007-FM2,
Class A2B 0.245%, 01/25/2037 (P)	630,491	387,214
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	381,159
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A3
0.305%, 06/25/2036 (P)	202,012	150,674
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.385%, 04/25/2037 (P)	650,000	406,249
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	447,436
Santander Drive Auto Receivables Trust
Series 2010-2, Class C,
3.890%, 07/17/2017	354,710	356,077
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	638,842

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2014-1, Class C,
2.360%, 04/15/2020	$495,000	$499,634
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.245%, 07/25/2036 (P)	257,083	125,208
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.335%, 07/25/2037 (P)	55,000	35,094
Springleaf Funding Trust, Series 2014-AA,
Class A 2.410%, 12/15/2022 (S)	945,000	944,364
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	231,585

TOTAL ASSET BACKED SECURITIES (Cost $11,842,644)		$12,105,868

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	885,300

TOTAL PREFERRED SECURITIES (Cost $910,000)		$885,300

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	6,260,000	22,089
Over the Counter on Italian Government
Bond (Expiration Date: 10/13/2014;
Strike Price: EUR 106.60; Counterparty:
JPMorgan Chase Bank) (I)	1,432,861	681
Over the Counter on Italian Government
Bond (Expiration Date: 10/13/2014;
Strike Price: EUR 106.70; Counterparty:
Morgan Stanley & Company, Inc.) (I)	1,485,592	774
Over the Counter on Italian Government
Bond (Expiration Date: 10/14/2014;
Strike Price: EUR 106.75; Counterparty:
Morgan Stanley & Company, Inc.) (I)	1,485,591	864
Over the Counter on Italian Government
Bond (Expiration Date: 10/14/2014;
Strike Price: EUR 106.75; Counterparty:
Morgan Stanley & Company, Inc.) (I)	1,485,592	864

		25,272

TOTAL PURCHASED OPTIONS (Cost $209,325)		$25,272

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	68,913	689,620

TOTAL SECURITIES LENDING
COLLATERAL (Cost $689,617)		$689,620

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 23.5%
Repurchase Agreement - 23.5%
BNP Paribas Tri-Party Repurchase
Agreement dated 08/29/2014 at 0.060%
to be repurchased at $103,700,691 on
09/02/2014, collateralized by $6,497,355
Government National Mortgage
Association, 4.000% - 4.500% due
11/20/2043 - 06/20/2044 (valued at
$7,052,151, including interest),
$65,103,198 Federal National Mortgage
Association, 2.500% - 7.000% due
04/01/2016 - 07/01/2044 (valued at
$69,781,241, including interest) and
$27,274,948 Federal Home Loan
Mortgage Corp., 2.500% - 6.500% due
09/01/2021 - 06/01/2044 (valued at
$28,940,609, including interest)	$103,700,000	$103,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $103,700,000)		$103,700,000

Total Investments (Investment Quality Bond Fund)
(Cost $511,773,653) - 118.5%		$522,244,221
Other assets and liabilities, net - (18.5%)		(81,670,758)

TOTAL NET ASSETS - 100.0%		$440,573,463

Lifestyle II Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 67.0%
Equity - 67.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	232,720	$3,248,768

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,170,692)		$3,248,768

UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange-Traded Funds - 32.9%
Financial Select Sector SPDR Fund	3,274	76,481
Vanguard Consumer Staples ETF	1,239	145,124
Vanguard Dividend Appreciation ETF	5,756	449,658
Vanguard Energy ETF	514	73,127
Vanguard FTSE Emerging Markets ETF	4,922	223,459
Vanguard Health Care ETF	726	85,094
Vanguard Information Technology ETF	1,435	145,552
Vanguard Materials ETF	214	24,287
Vanguard Mid-Cap ETF	1,296	157,036
Vanguard MSCI EAFE ETF	2,287	95,345
Vanguard REIT ETF	631	48,701
Vanguard Small-Cap ETF	627	73,277

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $1,557,819)		$1,597,141

Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $4,728,511) - 99.9%		$4,845,909
Other assets and liabilities, net - 0.1%		3,869

TOTAL NET ASSETS - 100.0%		$4,849,778

Lifestyle II Balanced Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 40.5%
Equity - 40.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	258,273	$3,605,496

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $3,546,672)		$3,605,496

UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Exchange-Traded Funds - 59.4%
Financial Select Sector SPDR Fund	3,813	89,072
iShares iBoxx Investment Grade Corporate
Bond ETF	2,748	331,354
iShares JPMorgan USD Emerging Markets
Bond ETF	383	44,286
iShares TIPS Bond ETF	768	88,512
PowerShares Senior Loan Portfolio	24,384	603,016
SPDR Barclays Capital High Yield Bond ETF	18,343	758,850
Vanguard Consumer Staples ETF	1,137	133,177
Vanguard Dividend Appreciation ETF	8,148	636,522
Vanguard Energy ETF	668	95,036
Vanguard FTSE Emerging Markets ETF	3,554	161,352
Vanguard Health Care ETF	950	111,350
Vanguard Information Technology ETF	1,758	178,314
Vanguard Intermediate-Term Bond ETF	3,180	271,190
Vanguard Intermediate-Term Corporate
Bond ETF	8,875	773,456
Vanguard Materials ETF	278	31,550
Vanguard Mid-Cap ETF	1,106	134,014
Vanguard MSCI EAFE ETF	1,262	52,613
Vanguard REIT ETF	1,443	111,371
Vanguard Small-Cap ETF	354	41,372
Vanguard Total Bond Market ETF	7,657	632,315

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $5,230,421)		$5,278,722

Total Investments (Lifestyle II Balanced Portfolio)
(Cost $8,777,093) - 99.9%		$8,884,218
Other assets and liabilities, net - 0.1%		11,226

TOTAL NET ASSETS - 100.0%		$8,895,444

Lifestyle II Conservative Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 13.4%
Equity - 13.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	22,664	$316,386

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $308,116)		$316,386

UNAFFILIATED INVESTMENT COMPANIES - 92.1%
Exchange-Traded Funds - 92.1%
iShares iBoxx Investment Grade Corporate
Bond ETF	1,832	220,903
iShares JPMorgan USD Emerging Markets
Bond ETF	217	25,092
iShares TIPS Bond ETF	580	66,845
PowerShares Senior Loan Portfolio	11,168	276,185
SPDR Barclays Capital High Yield Bond ETF	7,299	301,960
Vanguard Consumer Staples ETF	161	18,858

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Lifestyle II Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard Dividend Appreciation ETF	1,341	$104,759
Vanguard Energy ETF	66	9,390
Vanguard Intermediate-Term Bond ETF	2,120	180,794
Vanguard Intermediate-Term Corporate
Bond ETF	5,917	515,665
Vanguard Materials ETF	27	3,064
Vanguard Mid-Cap ETF	38	4,604
Vanguard REIT ETF	327	25,238
Vanguard Total Bond Market ETF	5,105	421,571

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $2,159,050)		$2,174,928

Total Investments (Lifestyle II Conservative Portfolio)
(Cost $2,467,166) - 105.5%		$2,491,314
Other assets and liabilities, net - (5.5%)		(130,568)

TOTAL NET ASSETS - 100.0%		$2,360,746

Lifestyle II Growth Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 54.5%
Equity - 54.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	398,398	$5,561,636

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $5,442,903)		$5,561,636

UNAFFILIATED INVESTMENT COMPANIES - 45.4%
Exchange-Traded Funds - 45.4%
Financial Select Sector SPDR Fund	5,645	131,869
iShares iBoxx Investment Grade Corporate
Bond ETF	1,374	165,677
iShares JPMorgan USD Emerging Markets
Bond ETF	329	38,042
iShares TIPS Bond ETF	441	50,825
PowerShares Senior Loan Portfolio	15,430	381,584
SPDR Barclays Capital High Yield Bond ETF	10,243	423,753
Vanguard Consumer Staples ETF	2,392	280,175
Vanguard Dividend Appreciation ETF	11,845	925,331
Vanguard Energy ETF	809	115,096
Vanguard FTSE Emerging Markets ETF	7,159	325,019
Vanguard Health Care ETF	1,308	153,311
Vanguard Information Technology ETF	2,522	255,806
Vanguard Intermediate-Term Bond ETF	1,590	135,595
Vanguard Intermediate-Term Corporate
Bond ETF	4,438	386,772
Vanguard Materials ETF	337	38,246
Vanguard Mid-Cap ETF	2,255	273,238
Vanguard MSCI EAFE ETF	1,663	69,330
Vanguard REIT ETF	1,457	112,451
Vanguard Small-Cap ETF	499	58,318

Lifestyle II Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-Traded Funds (continued)
Vanguard Total Bond Market ETF	3,829	$316,199

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $4,571,483)		$4,636,637

Total Investments (Lifestyle II Growth Portfolio)
(Cost $10,014,386) - 99.9%		$10,198,273
Other assets and liabilities, net - 0.1%		7,261

TOTAL NET ASSETS - 100.0%		$10,205,534

Lifestyle II Moderate Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (G) - 26.8%
Equity - 26.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	41,011	$572,517

TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $561,163)		$572,517

UNAFFILIATED INVESTMENT COMPANIES - 69.4%
Exchange-Traded Funds - 69.4%
iShares iBoxx Investment Grade Corporate
Bond ETF	1,027	123,836
iShares JPMorgan USD Emerging Markets
Bond ETF	131	15,148
iShares TIPS Bond ETF	233	26,853
PowerShares Senior Loan Portfolio	7,851	194,155
SPDR Barclays Capital High Yield Bond ETF	5,490	227,121
Vanguard Consumer Staples ETF	389	45,564
Vanguard Dividend Appreciation ETF	1,798	140,460
Vanguard Energy ETF	107	15,223
Vanguard FTSE Emerging Markets ETF	272	12,349
Vanguard Intermediate-Term Bond ETF	1,189	101,398
Vanguard Intermediate-Term Corporate
Bond ETF	3,318	289,164
Vanguard Materials ETF	44	4,994
Vanguard Mid-Cap ETF	167	20,235
Vanguard MSCI EAFE ETF	134	5,586
Vanguard REIT ETF	263	20,298
Vanguard Small-Cap ETF	22	2,571
Vanguard Total Bond Market ETF	2,863	236,425

TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $1,468,734)		$1,481,380

Total Investments (Lifestyle II Moderate Portfolio)
(Cost $2,029,897) - 96.2%		$2,053,897
Other assets and liabilities, net - 3.8%		81,942

TOTAL NET ASSETS - 100.0%		$2,135,839

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.8%
Consumer Discretionary - 22.8%
Auto Components - 0.6%
Tenneco, Inc. (I)	162,597	$10,419,216
Automobiles - 1.4%
Harley-Davidson, Inc.	374,239	23,786,631
Diversified Consumer Services - 0.1%
The Honest Company, Inc. (I)	52,540	1,421,591
Hotels, Restaurants & Leisure - 7.8%
Bloomin’ Brands, Inc. (I)	608,582	10,126,804
Buffalo Wild Wings, Inc. (I)	126,066	18,626,252
Chipotle Mexican Grill, Inc. (I)	29,993	20,354,749
Diamond Resorts International, Inc. (I)	817,594	20,456,202
Panera Bread Company, Class A (I)	136,941	20,532,934
Starwood Hotels & Resorts Worldwide, Inc.	283,752	23,988,394
Wyndham Worldwide Corp.	217,183	17,578,792

		131,664,127
Household Durables - 3.7%
Harman International Industries, Inc.	149,399	17,192,837
Lennar Corp., Class A	392,524	15,379,090
Whirlpool Corp.	188,572	28,855,287

		61,427,214
Internet & Catalog Retail - 2.1%
Netflix, Inc. (I)	74,822	35,737,979
Media - 0.9%
IMAX Corp. (I)(L)	566,778	15,711,086
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	156,099	21,295,026
Ross Stores, Inc.	208,618	15,733,970
Signet Jewelers, Ltd.	158,417	18,672,612

		55,701,608
Textiles, Apparel & Luxury Goods - 2.9%
Kate Spade & Company (I)	527,475	17,058,542
Samsonite International SA	5,573,100	19,239,753
Vince Holding Corp. (I)	351,848	12,772,082

		49,070,377

		384,939,829
Consumer Staples - 5.5%
Beverages - 0.9%
Monster Beverage Corp. (I)	172,000	15,206,520
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc. (I)(L)	500,420	15,482,995
Food Products - 2.1%
Keurig Green Mountain, Inc.	193,785	25,835,416
The WhiteWave Foods Company, Class A (I)	265,402	9,294,378

		35,129,794
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	194,426	16,837,292
Personal Products - 0.6%
Coty, Inc., Class A (L)	552,026	9,489,327

		92,145,928
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Diamondback Energy, Inc. (I)	250,349	21,617,636
Energen Corp.	258,786	20,827,097

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	121,854	$25,424,837

		67,869,570

		67,869,570
Financials - 3.8%
Capital Markets - 1.2%
Julius Baer Group, Ltd. (I)	436,108	19,849,870
Diversified Financial Services - 0.5%
Nomad Holdings, Ltd. (I)	678,100	7,306,406
Insurance - 1.1%
Assured Guaranty, Ltd.	775,719	18,733,614
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (I)	547,233	17,391,065

		63,280,955
Health Care - 15.5%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (I)	77,057	5,368,561
Cubist Pharmaceuticals, Inc. (I)	100,642	6,947,317
Incyte Corp. (I)	152,707	8,276,719
NPS Pharmaceuticals, Inc. (I)	206,610	6,235,490
Regeneron Pharmaceuticals, Inc. (I)	46,567	16,322,665

		43,150,752
Health Care Equipment & Supplies - 4.1%
DexCom, Inc. (I)	690,408	30,516,034
HeartWare International, Inc. (I)	220,502	17,882,712
Insulet Corp. (I)	568,473	20,527,560

		68,926,306
Health Care Providers & Services - 1.2%
Envision Healthcare Holdings, Inc. (I)	541,874	19,810,913
Health Care Technology - 2.2%
Cerner Corp. (I)	243,031	14,013,167
Veeva Systems, Inc., Class A (I)(L)	751,260	22,515,262

		36,528,429
Life Sciences Tools & Services - 1.0%
Covance, Inc. (I)	206,236	17,096,964
Pharmaceuticals - 4.5%
Actavis PLC (I)	134,529	30,535,392
Ono Pharmaceutical Company, Ltd.	265,560	23,745,113
Salix Pharmaceuticals, Ltd. (I)	138,473	22,032,439

		76,312,944

		261,826,308
Industrials - 18.3%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc. (I)	620,036	18,830,493
Textron, Inc.	495,655	18,834,890

		37,665,383
Airlines - 0.8%
Spirit Airlines, Inc. (I)	180,148	12,680,618
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (I)	334,562	20,254,383
Construction & Engineering - 1.7%
AECOM Technology Corp. (I)	763,918	28,906,657
Electrical Equipment - 1.7%
Acuity Brands, Inc.	175,935	21,794,828

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Generac Holdings, Inc. (I)(L)	134,816	$6,271,640

		28,066,468
Machinery - 2.0%
Pall Corp.	204,205	17,228,776
Pentair PLC	241,855	16,463,070

		33,691,846
Professional Services - 4.4%
IHS, Inc., Class A (I)	230,842	32,888,060
ManpowerGroup, Inc.	270,636	20,995,941
Nielsen Holdings NV (L)	432,642	20,329,848

		74,213,849
Road & Rail - 2.0%
Kansas City Southern	146,239	16,870,131
Landstar System, Inc.	254,539	17,274,289

		34,144,420
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (I)	890,024	24,715,966
WESCO International, Inc. (I)(L)	171,470	14,401,765

		39,117,731

		308,741,355
Information Technology - 20.8%
Communications Equipment - 2.4%
F5 Networks, Inc. (I)	214,311	26,615,283
Ubiquiti Networks, Inc. (I)(L)	294,357	13,352,034

		39,967,317
Electronic Equipment, Instruments & Components - 2.1%
Cognex Corp. (I)	453,675	19,045,277
TE Connectivity, Ltd.	265,395	16,634,959

		35,680,236
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (I)	411,853	24,884,158
CoStar Group, Inc. (I)	88,947	12,875,078
Equinix, Inc. (I)	21,700	4,736,242
Shutterstock, Inc. (I)(L)	194,459	13,767,697
Yelp, Inc. (I)(L)	274,291	22,607,064

		78,870,239
Semiconductors & Semiconductor Equipment - 2.9%
First Solar, Inc. (I)	169,969	11,843,440
NXP Semiconductor NV (I)	372,953	25,554,740
SunEdison, Inc. (I)	560,197	12,341,140

		49,739,320
Software - 7.7%
Activision Blizzard, Inc.	1,021,301	24,041,426
Cadence Design Systems, Inc. (I)(L)	1,177,167	20,765,226
Concur Technologies, Inc. (I)(L)	334,514	33,578,515
FactSet Research Systems, Inc. (L)	133,713	17,035,036
FleetMatics Group PLC (I)(L)	171,473	5,627,744
ServiceNow, Inc. (I)	44,512	2,721,019
Solera Holdings, Inc.	242,666	14,792,919
Tyler Technologies, Inc. (I)	129,811	11,560,968

		130,122,853
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	178,333	17,469,501

		351,849,466

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.1%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	817,889	$22,336,549
Construction Materials - 1.8%
Eagle Materials, Inc.	177,125	18,050,809
Martin Marietta Materials, Inc.	95,486	12,504,847

		30,555,656

		52,892,205

TOTAL COMMON STOCKS (Cost $1,298,483,267)		$1,583,545,616

PREFERRED SECURITIES - 4.5%
Consumer Discretionary - 0.2%
The Honest Company, Inc. (I)(R)	122,593	3,317,036
Health Care - 0.2%
ConforMIS, Inc. (I)(R)	372,231	2,977,848
Industrials - 0.3%
Lithium Technology Corp. (I)(R)	1,161,748	5,662,360
Information Technology - 3.8%
Apigee Corp., Series H (I)(R)	1,877,800	5,464,398
Datalogix Holdings, Inc. (I)(R)	644,570	6,639,071
DocuSign, Inc., Series B (I)(R)	10,938	138,584
DocuSign, Inc., Series B1 (I)(R)	3,276	41,507
DocuSign, Inc., Series D (I)(R)	7,860	99,586
DocuSign, Inc., Series E (I)(R)	203,275	2,575,494
Essence Group Holdings Corp. (I)(R)	2,576,993	4,074,999
Lookout, Inc., Series F (I)(R)	341,649	3,902,691
New Relic, Inc., Series F (I)(R)	88,435	2,558,778
Nutanix, Inc. (I)(R)	273,945	3,669,904
One Kings Lane, Inc. (I)(R)	529,764	8,073,603
Pure Storage, Inc., Series F (I)(R)	368,950	5,802,071
Uber Technologies, Inc. (I)(R)	264,847	16,434,339
Veracode, Inc. (I)(R)	254,658	4,702,489

		64,177,514

TOTAL PREFERRED SECURITIES (Cost $76,332,730)		$76,134,758

WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	678,100	363,631

TOTAL WARRANTS (Cost $6,781)		$363,631

SECURITIES LENDING COLLATERAL - 9.2%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	15,459,856	154,708,322

TOTAL SECURITIES LENDING
COLLATERAL (Cost $154,699,566)		$154,708,322

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/29/2014 at 0.060% to
be repurchased at $30,100,050 on
09/02/2014, collateralized by $30,152,725
Federal National Mortgage Association,
2.500% due 08/01/2028 (valued at
$30,702,000, including interest)	$30,100,000	$30,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,100,000)		$30,100,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,559,622,344) - 109.3%		$1,844,852,327
Other assets and liabilities, net - (9.3%)		(156,399,024)

TOTAL NET ASSETS - 100.0%		$1,688,453,303

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.5%
Consumer Discretionary - 10.8%
Auto Components - 0.7%
Visteon Corp. (I)	77,300	$7,821,987
Diversified Consumer Services - 1.7%
Graham Holdings Company, Class B	9,300	6,684,840
Houghton Mifflin Harcourt Company (I)	197,600	3,793,920
Strayer Education, Inc. (I)	121,300	7,365,333

		17,844,093
Leisure Products - 1.1%
Hasbro, Inc.	53,100	2,795,981
Mattel, Inc.	212,200	7,318,778
Sankyo Company, Ltd.	57,300	2,197,057

		12,311,816
Media - 3.2%
Cablevision Systems Corp., Class A (L)	672,500	12,447,975
DreamWorks Animation
SKG, Inc., Class A (I) (L)	136,300	2,976,111
News Corp., Class A (I)	647,600	11,413,950
Scholastic Corp.	135,900	4,761,936
Tribune Company (I)	37,400	2,853,620

		34,453,592
Multiline Retail - 1.3%
Kohl’s Corp.	235,400	13,839,166
Specialty Retail - 2.1%
Abercrombie & Fitch Company, Class A (L)	170,100	7,110,180
American Eagle Outfitters, Inc. (L)	315,200	4,438,016
CarMax, Inc. (I)	87,100	4,564,040
The Gap, Inc.	151,700	7,000,955

		23,113,191
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	214,600	7,903,718

		117,287,563
Consumer Staples - 8.3%
Food & Staples Retailing - 2.7%
Sysco Corp. (L)	479,600	18,143,268

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	222,400	$11,337,952

		29,481,220
Food Products - 4.2%
Archer-Daniels-Midland Company	202,200	10,081,692
Bunge, Ltd.	219,000	18,538,350
Dean Foods Company (L)	314,700	5,091,846
Flowers Foods, Inc.	278,300	5,449,114
McCormick & Company, Inc.	77,900	5,428,851
Tootsie Roll Industries, Inc.	32,330	913,323

		45,503,176
Household Products - 0.4%
The Clorox Company (L)	47,700	4,226,220
Personal Products - 1.0%
Avon Products, Inc.	815,200	11,445,408

		90,656,024
Energy - 9.7%
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc.	443,600	20,685,068
SEACOR Holdings, Inc. (I)	23,900	1,950,240

		22,635,308
Oil, Gas & Consumable Fuels - 7.6%
Cameco Corp.	550,400	10,771,328
Chesapeake Energy Corp.	124,100	3,375,520
CONSOL Energy, Inc.	240,400	9,683,312
Forest Oil Corp. (I)	331,100	539,693
Hess Corp.	146,000	14,760,600
PBF Energy, Inc., Class A	119,100	3,383,631
Talisman Energy, Inc.	1,820,600	18,301,442
WPX Energy, Inc. (I)	838,000	22,307,560

		83,123,086

		105,758,394
Financials - 26.3%
Banks - 5.1%
CIT Group, Inc.	408,900	19,610,844
Commerce Bancshares, Inc.	85,984	3,966,442
First Horizon National Corp.	1,024,458	12,457,409
First Niagara Financial Group, Inc.	783,500	6,816,450
SunTrust Banks, Inc.	197,100	7,505,568
WestAmerica Bancorp. (L)	103,300	4,996,621

		55,353,334
Capital Markets - 7.5%
E*TRADE Financial Corp. (I)	896,210	19,949,635
Lazard, Ltd., Class A	465,000	25,416,900
Legg Mason, Inc.	214,000	10,554,480
Northern Trust Corp.	367,600	25,493,060

		81,414,075
Consumer Finance - 0.6%
Ally Financial, Inc. (I)	279,010	6,863,646
Diversified Financial Services - 1.2%
FNFV Group (I)	180,014	2,696,610
Groupe Bruxelles Lambert SA	14,621	1,437,911
PHH Corp. (I) (L)	378,000	9,056,880

		13,191,401
Insurance - 7.9%
CNA Financial Corp.	267,400	10,367,098
Enstar Group, Ltd. (I)	10,500	1,489,950

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	481,000	$13,636,350
FNF Group	327,287	9,265,495
Kemper Corp.	223,800	8,135,130
Loews Corp.	49,400	2,160,756
Marsh & McLennan Companies, Inc.	346,800	18,415,080
OneBeacon Insurance Group, Ltd., Class A	111,500	1,787,345
The Progressive Corp.	252,700	6,322,554
White Mountains Insurance Group, Ltd.	22,200	14,080,128

		85,659,886
Real Estate Investment Trusts - 2.9%
AvalonBay Communities, Inc.	23,300	3,590,530
Rayonier, Inc.	184,100	6,309,107
Vornado Realty Trust	12,500	1,323,375
Washington Real Estate Investment Trust	172,900	4,803,162
Weingarten Realty Investors	103,100	3,528,082
Weyerhaeuser Company	341,897	11,607,403

		31,161,659
Real Estate Management & Development - 0.5%
The St. Joe Company (I) (L)	221,500	4,797,690
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	554,912	6,853,163

		285,294,854
Health Care - 8.5%
Health Care Equipment & Supplies - 1.3%
Haemonetics Corp. (I)	54,100	1,930,829
Hologic, Inc. (I)	418,600	10,410,582
Thoratec Corp. (I)	63,900	1,597,500

		13,938,911
Health Care Providers & Services - 3.9%
HealthSouth Corp.	170,500	6,715,995
Humana, Inc.	46,200	5,947,788
Kindred Healthcare, Inc.	105,200	2,172,380
Quest Diagnostics, Inc.	156,100	9,867,081
Select Medical Holdings Corp.	666,400	9,342,928
Tenet Healthcare Corp. (I)	125,825	7,697,974

		41,744,146
Pharmaceuticals - 3.3%
Hospira, Inc. (I)	406,400	21,839,936
Mallinckrodt PLC (I)	45,700	3,724,093
Zoetis, Inc.	302,600	10,724,144

		36,288,173

		91,971,230
Industrials - 10.8%
Aerospace & Defense - 2.4%
Textron, Inc.	679,700	25,828,600
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc. (L)	243,000	16,587,180
Expeditors International of Washington, Inc.	123,600	5,104,680

		21,691,860
Airlines - 2.0%
Southwest Airlines Company	684,300	21,904,443
Commercial Services & Supplies - 1.2%
Cintas Corp.	193,600	12,804,704
Construction & Engineering - 0.7%
KBR, Inc.	356,400	7,847,928

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 1.5%
Harsco Corp.	368,300	$8,912,860
Ingersoll-Rand PLC	34,100	2,052,820
Xylem, Inc.	149,300	5,562,918

		16,528,598
Professional Services - 1.0%
ManpowerGroup, Inc.	137,500	10,667,250

		117,273,383
Information Technology - 3.9%
Communications Equipment - 0.5%
ADTRAN, Inc.	226,600	5,229,928
Electronic Equipment, Instruments & Components - 0.3%
AVX Corp.	196,400	2,706,392
Dolby Laboratories, Inc., Class A (I)	7,765	361,694

		3,068,086
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	686,800	15,868,514
ASML Holding NV	36,476	3,506,073
Broadcom Corp., Class A	200,400	7,891,752
Marvell Technology Group, Ltd.	119,400	1,660,854
ON Semiconductor Corp. (I)	150,700	1,470,832

		30,398,025
Software - 0.3%
FactSet Research Systems, Inc. (L)	11,300	1,439,620
TIBCO Software, Inc. (I)	83,400	1,738,056

		3,177,676

		41,873,715
Materials - 7.6%
Chemicals - 1.4%
Celanese Corp., Series A	25,300	1,582,262
International Flavors & Fragrances, Inc.	39,800	4,043,282
The Scotts Miracle-Gro Company, Class A	164,900	9,519,677

		15,145,221
Construction Materials - 1.3%
Vulcan Materials Company	217,500	13,785,150
Containers & Packaging - 2.0%
MeadWestvaco Corp.	238,800	10,268,400
Packaging Corp. of America	167,000	11,354,330

		21,622,730
Metals & Mining - 2.5%
Compania de Minas Buenaventura SA, ADR	141,700	2,063,152
Franco-Nevada Corp.	156,800	8,834,331
Lonmin PLC (I)	1,196,628	4,570,781
Newmont Mining Corp.	453,800	12,293,442

		27,761,706
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (I)	295,300	4,213,931

		82,528,738
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	295,256	7,777,043
Utilities - 7.9%
Electric Utilities - 3.4%
American Electric Power Company, Inc.	148,000	7,947,600
Duke Energy Corp.	36,399	2,693,162
FirstEnergy Corp.	668,854	22,901,561

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PPL Corp.	92,000	$3,185,960

		36,728,283
Independent Power and Renewable Electricity
Producers - 3.9%
Calpine Corp. (I)	377,600	8,975,552
Dynegy, Inc. (I)	420,500	13,741,940
NRG Energy, Inc.	651,219	20,044,521

		42,762,013
Multi-Utilities - 0.6%
NiSource, Inc.	152,400	6,045,708

		85,536,004

TOTAL COMMON STOCKS (Cost $751,029,540)		$1,025,956,948

PREFERRED SECURITIES - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
McDermott International, Inc., 6.250%	98,100	2,510,379
Financials - 0.0%
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Company, 6.375%	5,350	309,016

TOTAL PREFERRED SECURITIES (Cost $2,730,132)		$2,819,395

CONVERTIBLE BONDS - 0.4%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$781,643
Industrials - 0.3%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	3,830,000	3,897,025

TOTAL CONVERTIBLE BONDS (Cost $4,377,480)		$4,678,668

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.0970% (W) (Y)	5,798,218	58,023,347

TOTAL SECURITIES LENDING
COLLATERAL (Cost $58,020,922)		$58,023,347

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,079,994	1,079,994
T. Rowe Price Reserve Investment
Fund, 0.0575% (Y)	50,293,563	50,293,563

		51,373,557

TOTAL SHORT-TERM INVESTMENTS (Cost $51,373,557)		$51,373,557

Total Investments (Mid Value Fund)
(Cost $867,531,631) - 105.3%		$1,142,851,915
Other assets and liabilities, net - (5.3%)		(57,688,418)

TOTAL NET ASSETS - 100.0%		$1,085,163,497

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.6%
Consumer Discretionary - 3.5%
Hotels, Restaurants & Leisure - 3.5%
Hilton Worldwide Holdings, Inc. (I)	159,726	$4,044,264
Starwood Hotels & Resorts Worldwide, Inc.	59,100	4,996,314

		9,040,578

		9,040,578
Financials - 91.1%
Real Estate Investment Trusts - 90.8%
Diversified REITs - 4.9%
PS Business Parks, Inc.	40,300	3,286,062
Vornado Realty Trust	88,374	9,356,155

		12,642,217
Industrial REITs - 8.3%
DCT Industrial Trust, Inc.	644,400	5,122,980
EastGroup Properties, Inc.	48,000	3,112,320
Prologis, Inc.	281,344	11,518,223
Terreno Realty Corp.	89,200	1,805,408

		21,558,931
Office REITs - 15.2%
Alexandria Real Estate Equities, Inc.	39,700	3,138,682
Boston Properties, Inc.	72,950	8,857,589
Douglas Emmett, Inc.	233,100	6,659,667
Highwoods Properties, Inc.	120,600	5,131,530
Kilroy Realty Corp.	101,700	6,432,525
SL Green Realty Corp.	83,500	9,130,725

		39,350,718
Residential REITs - 18.2%
American Campus Communities, Inc.	45,800	1,809,558
AvalonBay Communities, Inc.	91,816	14,148,846
Camden Property Trust	97,800	7,319,352
Equity Residential	165,450	10,997,462
Essex Property Trust, Inc.	62,307	12,053,289
Post Properties, Inc.	16,600	913,332

		47,241,839
Retail REITs - 32.5%
Acadia Realty Trust	135,400	3,902,228
CBL & Associates Properties, Inc.	117,514	2,232,766
Equity One, Inc.	67,200	1,585,920
Federal Realty Investment Trust	76,380	9,530,696
General Growth Properties, Inc.	432,294	10,621,464
Kimco Realty Corp.	279,600	6,567,804
Regency Centers Corp.	127,950	7,311,063
Simon Property Group, Inc.	143,200	24,348,296
Taubman Centers, Inc.	45,300	3,450,501
The Macerich Company	137,512	8,978,158
Weingarten Realty Investors	168,100	5,752,382

		84,281,278
Specialized REITs - 11.7%
Healthcare Realty Trust, Inc.	161,900	4,041,024
Host Hotels & Resorts, Inc.	270,662	6,176,507
Pebblebrook Hotel Trust	102,000	3,951,480
Plum Creek Timber Company, Inc.	70,700	2,872,541
Public Storage	65,000	11,386,700
RLJ Lodging Trust	67,800	2,021,118

		30,449,370

		235,524,353

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	21,400	$875,260

		236,399,613

TOTAL COMMON STOCKS (Cost $109,248,698)		$245,440,191

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,258,000	$2,574,120

TOTAL CONVERTIBLE BONDS (Cost $2,226,376)		$2,574,120

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	500,732	500,732
T. Rowe Price Reserve Investment
Fund, 0.0575% (Y)	11,552,369	11,552,369

		12,053,101

TOTAL SHORT-TERM INVESTMENTS (Cost $12,053,101)		$12,053,101

Total Investments (Real Estate Equity Fund)
(Cost $123,528,175) - 100.2%		$260,067,412
Other assets and liabilities, net - (0.2%)		(545,338)

TOTAL NET ASSETS - 100.0%		$259,522,074

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Financials - 98.8%
Real Estate Investment Trusts - 98.8%
Diversified REITs - 11.3%
American Realty Capital Properties, Inc.	428,620	$5,640,639
Duke Realty Corp.	776,050	14,434,530
Lexington Realty Trust	1,061,363	11,547,629
Spirit Realty Capital, Inc.	1,333,088	15,743,769
Vornado Realty Trust	157,674	16,692,946

		64,059,513
Industrial REITs - 4.1%
First Industrial Realty Trust, Inc.	54,698	995,504
Prologis, Inc.	548,477	22,454,648

		23,450,152
Office REITs - 14.8%
Alexandria Real Estate Equities, Inc.	142,654	11,278,225
Boston Properties, Inc.	182,283	22,132,802
Brandywine Realty Trust	414,970	6,647,819
Digital Realty Trust, Inc.	126,123	8,229,526
Douglas Emmett, Inc.	500,024	14,285,685
Hudson Pacific Properties, Inc.	197,785	5,310,527
Mack-Cali Realty Corp.	81,923	1,731,852
SL Green Realty Corp.	128,189	14,017,467

		83,633,903
Residential REITs - 17.0%
American Campus Communities, Inc.	184,777	7,300,539

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs (continued)
American Residential Properties, Inc. (I)	122,411	$2,323,361
Apartment Investment & Management
Company, Class A	310,094	10,626,921
AvalonBay Communities, Inc.	156,051	24,047,459
Equity Residential	394,463	26,219,956
Essex Property Trust, Inc.	81,460	15,758,437
Home Properties, Inc.	51,538	3,309,770
Post Properties, Inc.	125,392	6,899,068

		96,485,511
Retail REITs - 25.4%
Acadia Realty Trust	142,962	4,120,165
DDR Corp.	483,392	8,807,402
Federal Realty Investment Trust	114,056	14,231,908
General Growth Properties, Inc.	836,833	20,560,987
Glimcher Realty Trust	364,520	4,093,560
National Retail Properties, Inc.	373,049	13,855,040
Regency Centers Corp.	187,268	10,700,494
Retail Properties of America, Inc., Class A	280,470	4,437,035
Simon Property Group, Inc.	333,070	56,631,892
The Macerich Company	97,461	6,363,229

		143,801,712
Specialized REITs - 26.2%
Chesapeake Lodging Trust	195,806	6,032,783
CubeSmart	507,622	9,441,769
DiamondRock Hospitality Company	513,661	6,841,965
Extra Space Storage, Inc.	199,215	10,498,631
HCP, Inc.	609,778	26,421,681
Health Care REIT, Inc.	364,584	24,638,587
Healthcare Realty Trust, Inc.	198,411	4,952,339
Host Hotels & Resorts, Inc.	552,663	12,611,770
Pebblebrook Hotel Trust	120,587	4,671,540
Public Storage	80,357	14,076,939
RLJ Lodging Trust	244,423	7,286,250
Senior Housing Properties Trust	318,498	7,430,558
Strategic Hotels & Resorts, Inc. (I)	529,911	6,295,343
Ventas, Inc.	113,233	7,448,467

		148,648,622

TOTAL COMMON STOCKS (Cost $446,887,063)		$560,079,413

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $7,412,000 on 09/02/2014,
collateralized by $7,670,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$7,562,543, including interest)	$7,412,000	$7,412,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,412,000)		$7,412,000

Total Investments (Real Estate Securities Fund)
(Cost $454,299,063) - 100.1%		$567,491,413
Other assets and liabilities, net - (0.1%)		(791,764)

TOTAL NET ASSETS - 100.0%		$566,699,649

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 97.7%
U.S. Government - 97.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023		$138,679,563	$139,182,428
0.250%, 07/15/2024 (C)		17,865,443	17,699,348
0.375%, 07/15/2023		18,841,416	19,171,141
0.500%, 04/15/2015		12,865,554	12,923,848
0.625%, 07/15/2021 to 02/15/2043		41,739,126	42,697,100
1.125%, 01/15/2021		20,044,224	21,495,867
1.250%, 07/15/2020		22,946,490	24,868,259
1.375%, 01/15/2020 to 02/15/2044		26,366,526	29,464,881
1.625%, 01/15/2015 to 01/15/2018		18,783,557	19,003,966
1.750%, 01/15/2028		18,086,091	21,057,581
1.875%, 07/15/2015 to 07/15/2019		23,133,089	25,549,322
2.000%, 01/15/2016 to 01/15/2026		29,176,047	32,704,495
2.125%, 02/15/2040		2,094,807	2,742,888
2.375%, 01/15/2025 to 01/15/2027		38,632,734	47,195,572
2.500%, 01/15/2029		13,541,024	17,295,490
2.625%, 07/15/2017		11,842,924	13,056,824
3.375%, 04/15/2032		7,249,716	10,610,641
3.875%, 04/15/2029		26,896,771	39,687,450
U.S. Treasury Bond 3.125%, 08/15/2044		8,100,000	8,174,674
U.S. Treasury Notes
0.250%, 09/30/2014 to 07/31/2015		1,267,000	1,268,236

			545,850,011
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.322%, 10/01/2044 (P)		34,069	35,055

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $549,566,119)			$545,885,066

FOREIGN GOVERNMENT
OBLIGATIONS - 11.7%
Australia - 1.2%
Commonwealth of Australia
5.250%, 03/15/2019	AUD	1,900,000	1,956,019
New South Wales Treasury Corp.
2.500%, 11/20/2035		300,000	383,915
2.750%, 11/20/2025		3,300,000	4,281,163

			6,621,097
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,281,980,400	591,836
France - 0.9%
Government of France
0.250%, 07/25/2018	EUR	2,085,420	2,838,832
0.700%, 07/25/2030		100,543	142,875
1.600%, 07/25/2015		959,104	1,282,694
2.250%, 05/25/2024		500,000	723,001

			4,987,402
Germany - 2.3%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		7,565,476	10,387,887
1.500%, 04/15/2016		1,747,920	2,346,311

			12,734,198
Greece - 0.2%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	927,520

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 2.4%
Republic of Italy
1.700%, 09/15/2018	EUR	1,520,430	$2,111,662
2.100%, 09/15/2016 to 09/15/2021		1,306,261	1,841,128
2.250%, 04/22/2017		3,204,800	4,385,067
2.350%, 09/15/2024 (S)		1,712,920	2,477,943
2.550%, 10/22/2016		1,402,100	1,918,468
3.100%, 09/15/2026		106,329	163,916
5.500%, 11/01/2022		200,000	329,754

			13,227,938
New Zealand - 0.3%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	2,200,000	1,846,409
Slovenia - 0.2%
Republic of Slovenia
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,416,438
Spain - 3.3%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	445,938
Kingdom of Spain
3.800%, 04/30/2024 (S)		3,300,000	4,966,928
5.400%, 01/31/2023 (S)		7,700,000	12,877,142

			18,290,008
United Kingdom - 0.8%
Government of United Kingdom, Inflation
Linked Bond
0.375%, 03/22/2062	GBP	108,664	247,290
1.250%, 11/22/2055		266,662	756,440
2.500%, 07/26/2016		600,000	3,332,699

			4,336,429

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $64,589,541)			$64,979,275

CORPORATE BONDS - 1.9%
Energy - 0.7%
Petrobras Global Finance BV
2.592%, 03/17/2017 (P)		$3,900,000	3,949,140
Financials - 0.6%
BNP Paribas SA
0.547%, 11/07/2015 (P)		400,000	399,907
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	136,444
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$600,000	615,529
6.500%, 02/24/2021 (S)		600,000	703,999
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	100,000	238,232
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	9,224
7.000%, 09/27/2027 (H)		$300,000	60,000
Navient LLC
6.250%, 01/25/2016		1,200,000	1,272,000

			3,435,335
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,069,844
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	773,564

			1,843,408

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.3%
Electricite de France SA
0.694%, 01/20/2017 (P)(S)		$1,100,000	$1,102,905
1.150%, 01/20/2017 (S)		300,000	300,391

			1,403,296

TOTAL CORPORATE BONDS (Cost $6,651,304)			$10,631,179

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		630,000	543,148

TOTAL MUNICIPAL BONDS (Cost $602,287)			$543,148

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.3%
Commercial & Residential - 2.0%
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.070%, 02/25/2035 (P)		404,712	406,077
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.498%, 05/25/2033 (P)		62,653	63,235
Series 2005-2, Class A1,
2.580%, 03/25/2035 (P)		502,281	509,417
Series 2005-2, Class A2,
2.528%, 03/25/2035 (P)		126,500	128,013
Series 2005-5, Class A1,
2.160%, 08/25/2035 (P)		156,040	158,154
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		274,826	278,750
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		325,825	334,399
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		41,177	40,284
Series 2005-6, Class A1,
2.200%, 09/25/2035 (P)		197,224	198,432
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		208,931	209,928
Series 2005-6, Class A3,
1.930%, 09/25/2035 (P)		43,172	43,328
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.386%, 04/19/2034 (P)		5,200,714	5,226,348
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.490%, 07/25/2035 (P)		332,521	337,247
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.555%, 03/25/2036 (P)		609,432	178,641
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.634%, 05/25/2036 (P)		1,083,249	985,471
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.335%, 06/25/2046 (P)		963,489	441,611
Swan Trust, Series 2010-1, Class A
3.905%, 04/25/2041 (P)	AUD	845,403	799,227
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.359%, 03/25/2037 (P)		$671,229	637,758

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		$691,309	$386,608
U.S. Government Agency - 0.3%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		11,645	12,913
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		14,220	16,141
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		82,033	92,386
Series 2007-63, Class FC,
0.505%, 07/25/2037 (P)		1,498,362	1,496,807

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,439,378)			$12,981,175

ASSET BACKED SECURITIES - 1.7%
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.355%, 10/25/2035 (P)		39,028	38,887
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		626,720	442,688
Magi Funding PLC, Series 2010-1A,
Class A
0.677%, 04/11/2021 (P)(S)	EUR	214,240	279,919
SLM Student Loan Trust, Series 2008-9,
Class A
1.734%, 04/25/2023 (P)		$8,202,828	8,508,596
Wood Street CLO BV, Series II-A,
Class A1
0.666%, 03/29/2021 (P)(S)	EUR	159,565	208,229

TOTAL ASSET BACKED SECURITIES (Cost $9,217,797)			$9,478,319

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	19,911

TOTAL COMMON STOCKS (Cost $6,843)			$19,911

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/10/2014; Strike Rate: 1.000%;
Counterparty: Goldman Sachs Capital
Markets LP) (I)		6,900,000	1,024

TOTAL PURCHASED OPTIONS (Cost $96,003)			$1,024

SHORT-TERM INVESTMENTS - 1.1%
Foreign Government - 1.0%
Republic of Greece
2.126%, 12/12/2014*	EUR	4,100,000	5,368,340
U.S. Government - 0.1%
U.S. Treasury Bills
0.045%, 10/30/2014 *		$75,000	74,997
0.047%, 02/12/2015 *		290,000	289,944
0.051%, 10/16/2014 *		127,000	126,997

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bills (continued)
0.056%, 10/09/2014 *	$240,000	$239,994
0.926%, 10/23/2014 *	47,000	46,999

		778,931

TOTAL SHORT-TERM INVESTMENTS (Cost $6,299,366)		$6,147,271

Total Investments (Real Return Bond Fund)
(Cost $653,468,638) - 116.5%		$650,666,368
Other assets and liabilities, net - (16.5%)		(91,996,015)

TOTAL NET ASSETS - 100.0%		$558,670,353

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 12.8%
Auto Components - 0.1%
Mobileye NV (I)(L)	18,900	$816,854
Automobiles - 2.2%
Tesla Motors, Inc. (I)	82,784	22,326,845
Household Durables - 0.9%
Harman International Industries, Inc.	50,305	5,789,099
iRobot Corp. (I)(L)	114,200	3,703,506

		9,492,605
Internet & Catalog Retail - 8.4%
Amazon.com, Inc. (I)	127,505	43,229,295
Coupons.com, Inc. (I)(L)	75,500	1,153,640
Ctrip.com International, Ltd., ADR (I)(L)	108,900	6,988,113
HomeAway, Inc. (I)	212,300	7,048,360
JD.com, Inc., ADR (I)(L)	34,954	1,115,732
Netflix, Inc. (I)	15,060	7,193,258
The Priceline Group, Inc. (I)	13,385	16,655,089
Vipshop Holdings, Ltd., ADR (I)(L)	13,105	2,576,836

		85,960,323
Media - 1.2%
Liberty Global PLC, Series C (I)	214,100	8,977,213
Twenty-First Century Fox, Inc., Class A	106,200	3,761,604

		12,738,817

		131,335,444
Financials - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp.	24,900	2,455,140
Health Care - 3.5%
Health Care Equipment & Supplies - 1.4%
Intuitive Surgical, Inc. (I)	22,700	10,669,227
Stryker Corp.	44,820	3,733,954

		14,403,181
Health Care Technology - 0.9%
Veeva Systems, Inc., Class A (I)(L)	290,000	8,691,300
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	110,900	6,339,044

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	120,840	$6,493,942

		35,927,467
Industrials - 1.5%
Aerospace & Defense - 0.6%
The Boeing Company	47,500	6,023,000
Construction & Engineering - 0.5%
Quanta Services, Inc. (I)	144,960	5,267,846
Electrical Equipment - 0.4%
Nidec Corp.	63,500	4,058,573

		15,349,419
Information Technology - 75.4%
Communications Equipment - 3.5%
Aruba Networks, Inc. (I)	200,100	4,272,135
Cisco Systems, Inc.	482,695	12,062,548
F5 Networks, Inc. (I)	64,685	8,033,230
JDS Uniphase Corp. (I)	243,400	2,811,270
Palo Alto Networks, Inc. (I)	44,445	3,777,381
QUALCOMM, Inc.	63,190	4,808,759

		35,765,323
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. (I)	58,825	3,661,856
CDW Corp.	161,965	5,351,324
Flextronics International, Ltd. (I)	233,245	2,575,025
IPG Photonics Corp. (I)(L)	90,130	6,190,128
Keyence Corp.	1,200	513,899
Murata Manufacturing Company, Ltd.	17,800	1,701,806
National Instruments Corp.	162,200	5,376,930
Omron Corp.	13,300	577,413
RealD, Inc. (I)(L)	408,900	3,806,859
Trimble Navigation, Ltd. (I)	55,300	1,839,278

		31,594,518
Internet Software & Services - 17.4%
Akamai Technologies, Inc. (I)	67,960	4,106,143
Angie’s List, Inc. (I)(L)	312,700	2,398,409
Baidu, Inc., ADR (I)	95,330	20,450,192
Facebook, Inc., Class A (I)	361,440	27,042,941
Google, Inc., Class A (I)	42,605	24,811,448
Google, Inc., Class C (I)	43,520	24,876,032
GrubHub, Inc. (I)	22,547	854,209
GrubHub, Inc. (I)(L)	8,800	338,272
LinkedIn Corp., Class A (I)	71,900	16,231,425
MercadoLibre, Inc. (L)	24,600	2,827,524
NAVER Corp.	5,300	4,024,527
NetEase.com, Inc., ADR	39,245	3,455,130
OPOWER, Inc. (I)(L)	6,500	101,660
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	30,355	2,666,080
Rackspace Hosting, Inc. (I)	362,000	12,525,200
RealNetworks, Inc. (I)	31,100	239,470
Renren, Inc., ADR (I)(L)	445	1,486
SINA Corp. (I)	107,800	4,978,204
Tencent Holdings, Ltd.	248,500	4,044,555
Twitter, Inc. (I)	72,350	3,599,413
VeriSign, Inc. (I)(L)	172,600	9,851,145
Yahoo!, Inc. (I)	68,485	2,637,357
Yandex NV, Class A (I)(L)	147,200	4,184,896
Yelp, Inc. (I)(L)	23,145	1,907,611

		178,153,329

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 3.5%
Accenture PLC, Class A	72,230	$5,854,964
Alliance Data Systems Corp. (I)	11,425	3,023,512
AtoS	19,081	1,457,133
Computer Sciences Corp.	64,680	3,867,217
Fiserv, Inc. (I)	49,520	3,192,554
MasterCard, Inc., Class A	61,490	4,661,557
Visa, Inc., Class A	63,955	13,591,717

		35,648,654
Semiconductors & Semiconductor Equipment - 14.8%
Altera Corp.	456,400	16,129,176
Applied Materials, Inc.	159,900	3,694,490
ARM Holdings PLC, ADR	163,000	7,910,390
ASML Holding NV (L)	190,400	18,301,248
Atmel Corp. (I)	662,000	5,865,320
Avago Technologies, Ltd.	166,410	13,660,597
Broadcom Corp., Class A	84,945	3,345,134
First Solar, Inc. (I)	24,700	1,721,096
Freescale Semiconductor, Ltd. (I)	112,595	2,370,125
Intel Corp.	6,870	239,900
Lam Research Corp.	158,905	11,426,859
MediaTek, Inc.	447,000	7,470,607
Mellanox Technologies, Ltd. (I)(L)	73,800	3,084,102
Micron Technology, Inc. (I)	609,005	19,853,563
NXP Semiconductor NV (I)	54,520	3,735,710
ON Semiconductor Corp. (I)	351,400	3,429,664
Semtech Corp. (I)	169,100	4,405,901
SK Hynix, Inc. (I)	141,985	6,365,341
Skyworks Solutions, Inc.	176,410	9,995,391
STR Holdings, Inc. (I)	485,166	693,787
SunPower Corp. (I)(L)	120,445	4,603,408
Taiwan Semiconductor
Manufacturing Company, Ltd.	92,000	384,494
Texas Instruments, Inc.	72,390	3,487,750

		152,174,053
Software - 16.8%
Activision Blizzard, Inc.	306,620	7,217,835
Adobe Systems, Inc. (I)	82,740	5,949,006
Aspen Technology, Inc. (I)	149,185	6,130,012
Atlassian, Inc. (I)(R)	5,959	95,344
Atlassian, Inc., Class A (I)(R)	4,105	65,680
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	342,992
Atlassian, Inc., Series 1 (I)(R)	10,460	167,360
Atlassian, Inc., Series 2 (I)(R)	28,006	448,096
Atlassian, Inc., Series A (I)(R)	20,711	331,376
Autodesk, Inc. (I)	295,230	15,836,137
Check Point Software Technologies, Ltd. (I)(L)	110,900	7,876,118
Concur Technologies, Inc. (I)(L)	16,100	1,616,118
FireEye, Inc. (I)	98,245	3,059,349
FleetMatics Group PLC (I)(L)	55,500	1,821,510
Informatica Corp. (I)	15,375	523,596
Interactive Intelligence Group, Inc. (I)	50,200	2,149,062
Intuit, Inc.	74,375	6,186,513
Microsoft Corp.	1,279,185	58,113,375
NetSuite, Inc. (I)(L)	32,600	2,857,064
Nintendo Company, Ltd.	7,700	858,287
Oracle Corp.	276,270	11,473,493
Red Hat, Inc. (I)	353,300	21,523,036
Salesforce.com, Inc. (I)	58,505	3,457,060
ServiceNow, Inc. (I)	238,035	14,551,080

		172,649,499

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 16.3%
Apple, Inc.	503,775	$51,636,938
Dell, Inc.	992,200	14,314,307
EMC Corp.	259,040	7,649,451
Hewlett-Packard Company	458,300	17,415,400
Lenovo Group, Ltd.	946,000	1,444,567
NEC Corp.	36,000	128,233
SanDisk Corp.	190,095	18,621,706
Seagate Technology PLC	185,205	11,590,129
Stratasys, Ltd. (I)(L)	99,500	11,936,020
Western Digital Corp.	317,960	32,753,060

		167,489,811

		773,475,187
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	1,930,000	3,430,501
Wireless Telecommunication Services - 2.1%
SBA Communications Corp., Class A (I)	13,480	1,486,709
SoftBank Corp.	150,300	10,859,945
T-Mobile US, Inc. (I)	306,800	9,228,544

		21,575,198

		25,005,699

TOTAL COMMON STOCKS (Cost $792,076,567)		$983,548,356

PREFERRED SECURITIES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	1,271,211

TOTAL PREFERRED SECURITIES (Cost $665,115)		$1,271,211

SECURITIES LENDING COLLATERAL - 8.4%
Securities Lending Collateral - 8.4%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	8,594,180	86,002,821

TOTAL SECURITIES LENDING
COLLATERAL (Cost $86,000,020)		$86,002,821

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,999,687	$1,999,687
T. Rowe Price Prime Reserve Investment
Fund, 0.0575% (Y)	36,062,640	36,062,640

		38,062,327
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $2,146,000 on 09/02/2014,
collateralized by $2,225,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$2,193,827, including interest)	2,146,000	2,146,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,208,327)		$40,208,327

Total Investments (Science & Technology Fund)
(Cost $918,950,029) - 108.3%		$1,111,030,715
Other assets and liabilities, net - (8.3%)		(85,340,803)

TOTAL NET ASSETS - 100.0%		$1,025,689,912

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.8%
U.S. Government - 19.8%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$6,645,000	$6,530,920
0.750%, 06/30/2017 to 03/31/2018	12,065,000	11,970,703
0.875%, 02/28/2017 to 01/31/2018	26,120,000	26,066,198
1.250%, 10/31/2018	1,465,000	1,453,555

		46,021,376
U.S. Government Agency - 76.0%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	12,531,000	12,878,623
5.125%, 04/19/2017 (S)	23,068,000	25,507,233
Federal Farm Credit Bank
0.570%, 08/11/2016	6,170,000	6,170,086
0.900%, 12/26/2017	2,075,000	2,064,696
0.970%, 09/05/2017	2,695,000	2,690,858
1.030%, 03/12/2018	3,700,000	3,678,485
1.100%, 06/20/2017	2,830,000	2,830,076
1.240%, 11/13/2018	6,825,000	6,721,840
4.875%, 01/17/2017	1,500,000	1,643,051
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,727,249
1.130%, 03/27/2018	4,750,000	4,686,716
1.150%, 07/25/2018	5,245,000	5,164,736
2.125%, 06/10/2016	1,245,000	1,278,993
Federal Home Loan Mortgage Corp.
1.050%, 06/30/2017	2,000,000	1,998,962
1.100%, 06/30/2017 to 05/07/2018	6,780,000	6,698,733
1.200%, 03/20/2018	2,330,000	2,327,227
1.250%, 08/21/2017	2,120,000	2,120,931
2.218%, 09/01/2042 (P)	1,610,149	1,654,586
2.632%, 01/01/2044 (P)	1,803,039	1,857,068
3.036%, 03/01/2044 (P)	1,146,808	1,189,215
4.331%, 09/01/2039 (P)	560,307	600,754
5.500%, 07/01/2037 to 07/01/2040	3,566,749	3,981,288
6.000%, 12/01/2037	263,180	296,062
6.500%, 09/01/2039	205,378	230,281
Federal National Mortgage Association
0.520%, 05/20/2016	6,675,000	6,670,768
0.625%, 11/14/2016	1,780,000	1,775,744
0.900%, 11/27/2017	3,000,000	2,968,524
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,337,454
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,353,531
1.906%, 08/01/2042 (P)	1,393,068	1,431,365
2.353%, 09/01/2041 (P)	1,793,997	1,864,123
2.402%, 04/01/2042 (P)	1,094,455	1,137,667
2.487%, 02/01/2042 (P)	1,622,020	1,687,748
2.500%, 10/01/2027	2,086,961	2,119,324
2.910%, 03/01/2044 (P)	1,013,603	1,048,940
3.500%, 12/01/2025 to 12/01/2026	1,658,733	1,754,014
5.500%, 05/01/2034 to 08/01/2040	3,406,275	3,806,017
6.000%, 12/01/2036 to 09/01/2037	3,766,379	4,255,257
6.500%, 01/01/2039	1,571,445	1,780,834
Government National Mortgage Association
2.500%, 01/20/2042 (P)	2,019,200	2,092,914
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,536,136
4.500%, 04/01/2018	5,470,000	6,049,322
4.875%, 12/15/2016	7,764,000	8,476,696
5.500%, 07/18/2017	4,221,000	4,750,491

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
6.250%, 12/15/2017	$1,613,000	$1,871,816

		176,766,434

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $222,698,334)		$222,787,810

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
U.S. Government Agency - 1.9%
Federal Home Loan Mortgage Corp.
Series K026, Class X1 IO,
1.174%, 11/25/2022	3,197,441	219,837
Series K715, Class X1 IO,
1.315%, 01/25/2021	15,956,040	993,407
Series K038, Class X1 IO,
1.357%, 03/25/2024	5,008,660	450,424
Series K022, Class X1 IO,
1.427%, 07/25/2022	4,132,736	335,053
Series K017, Class X1 IO,
1.586%, 12/25/2021	2,124,652	175,851
Series K018, Class X1 IO,
1.593%, 01/25/2022	2,657,964	222,171
Series K709, Class X1 IO,
1.670%, 03/25/2019	2,176,780	131,197
Series K707, Class X1 IO,
1.688%, 12/25/2018	1,469,324	85,156
Series K706, Class X1 IO,
1.724%, 10/25/2018	4,196,836	241,238
Series K711, Class X1 IO,
1.830%, 07/25/2019	5,659,144	393,769
Series K710, Class X1 IO,
1.911%, 05/25/2019	1,588,256	113,027
Series K704, Class X1 IO,
2.155%, 08/25/2018	10,825,404	735,164
Series 3499, Class PA, 4.500%, 08/15/2036	167,642	174,611
Government National Mortgage Association,
Series 2012-114, Class IO
1.038%, 01/16/2053	1,299,301	113,286

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,337,630)		$4,384,191

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreement - 1.6%
Barclays Tri-Party Repurchase Agreement
dated 08/29/2014 at 0.030% to be
repurchased at $3,058,003 on 09/02/2014,
collateralized by $2,904,200 Treasury
Inflation Indexed Notes, 0.125% due
04/15/2017 (valued at $3,119,171,
including interest)	3,058,000	3,058,000

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $574,000 on 09/02/2014,
collateralized by $595,000 U.S. Treasury
Notes, 0.625% due 11/30/2017 (valued at
$586,664, including interest)	$574,000	$574,000

		3,632,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,632,000)		$3,632,000

Total Investments (Short Term Government Income Fund)
(Cost $230,667,964) - 99.3%		$230,804,001
Other assets and liabilities, net - 0.7%		1,634,914

TOTAL NET ASSETS - 100.0%		$232,438,915

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.7%
Consumer Discretionary - 13.1%
Auto Components - 1.7%
Gentherm, Inc. (I)	26,174	$1,278,598
Tenneco, Inc. (I)	43,780	2,805,422

		4,084,020
Hotels, Restaurants & Leisure - 4.7%
Bloomin’ Brands, Inc. (I)	108,444	1,804,508
Buffalo Wild Wings, Inc. (I)	18,073	2,670,286
Diamond Resorts International, Inc. (I)	115,614	2,892,662
Panera Bread Company, Class A (I)	12,141	1,820,422
Red Robin Gourmet Burgers, Inc. (I)	37,089	1,969,426

		11,157,304
Household Durables - 1.7%
Standard Pacific Corp. (I)	296,330	2,480,282
Taylor Morrison Home Corp., Class A (I)	83,493	1,656,501

		4,136,783
Internet & Catalog Retail - 1.1%
HSN, Inc.	44,609	2,702,859
Media - 1.0%
IMAX Corp. (I)(L)	88,547	2,454,523
Multiline Retail - 0.7%
Tuesday Morning Corp. (I)	92,820	1,631,776
Textiles, Apparel & Luxury Goods - 2.2%
Kate Spade & Company (I)	33,183	1,073,138
Skechers U.S.A., Inc., Class A (I)	29,096	1,698,334
Vince Holding Corp. (I)	69,168	2,510,798

		5,282,270

		31,449,535
Consumer Staples - 0.7%
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	19,849	1,718,923
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Athlon Energy, Inc. (I)	62,321	2,900,419
Diamondback Energy, Inc. (I)	32,941	2,844,455

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc. (I)(L)	94,095	$2,224,406
RSP Permian, Inc. (I)	69,095	1,976,117

		9,945,397

		9,945,397
Financials - 7.3%
Banks - 1.1%
PacWest Bancorp	63,755	2,673,885
Capital Markets - 2.8%
Financial Engines, Inc.	22,899	821,387
HFF, Inc., Class A	79,236	2,377,080
Virtus Investment Partners, Inc.	10,554	2,360,824
WisdomTree Investments, Inc. (I)(L)	97,646	1,155,152

		6,714,443
Diversified Financial Services - 0.3%
WL Ross Holding Corp. (I)	73,000	793,510
Insurance - 0.7%
Assured Guaranty, Ltd.	74,000	1,787,100
Real Estate Investment Trusts - 1.2%
Douglas Emmett, Inc.	54,090	1,545,351
Pebblebrook Hotel Trust	32,493	1,258,779

		2,804,130
Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings, Inc.	105,991	2,768,485

		17,541,553
Health Care - 19.4%
Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (I)	20,797	1,448,927
Anacor Pharmaceuticals, Inc. (I)	48,144	1,121,274
BioCryst Pharmaceuticals, Inc. (I)	86,880	1,172,880
Cubist Pharmaceuticals, Inc. (I)	31,282	2,159,396
Hyperion Therapeutics, Inc. (I)	44,015	1,138,228
Ironwood Pharmaceuticals, Inc. (I)	51,046	660,535
NPS Pharmaceuticals, Inc. (I)	49,984	1,508,517
Portola Pharmaceuticals, Inc. (I)	65,535	1,827,771
PTC Therapeutics, Inc. (I)	29,717	940,840
Seattle Genetics, Inc. (I)(L)	42,552	1,872,714
TESARO, Inc. (I)	55,927	1,653,202

		15,504,284
Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (I)	71,828	3,174,798
HeartWare International, Inc. (I)	31,247	2,534,132
Insulet Corp. (I)	74,816	2,701,606

		8,410,536
Health Care Providers & Services - 4.2%
Acadia Healthcare Company, Inc. (I)	61,408	3,144,704
Envision Healthcare Holdings, Inc. (I)	71,495	2,613,857
ExamWorks Group, Inc. (I)	70,595	2,326,105
Team Health Holdings, Inc. (I)	33,870	1,982,072

		10,066,738
Health Care Technology - 1.4%
Veeva Systems, Inc., Class A (I)	116,098	3,479,457
Life Sciences Tools & Services - 1.2%
Covance, Inc. (I)	33,795	2,801,606
Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. (I)	31,900	522,522
Intersect ENT, Inc. (I)	23,800	385,560

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc. (I)	16,089	$1,741,795
Salix Pharmaceuticals, Ltd. (I)	15,808	2,515,211
The Medicines Company (I)	42,403	1,085,941

		6,251,029

		46,513,650
Industrials - 20.9%
Aerospace & Defense - 4.1%
Astronics Corp. (I)	25,216	1,582,052
DigitalGlobe, Inc. (I)	83,732	2,542,941
Moog, Inc., Class A (I)	22,314	1,582,063
Orbital Sciences Corp. (I)	89,831	2,404,776
Teledyne Technologies, Inc. (I)	18,534	1,799,095

		9,910,927
Airlines - 1.0%
Spirit Airlines, Inc. (I)	33,442	2,353,982
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (I)	36,945	2,236,650
Construction & Engineering - 1.5%
AECOM Technology Corp. (I)	96,052	3,634,608
Electrical Equipment - 2.4%
Acuity Brands, Inc.	27,920	3,458,730
Generac Holdings, Inc. (I)(L)	50,387	2,344,003

		5,802,733
Machinery - 2.4%
Altra Industrial Motion Corp.	100,169	3,331,621
Watts Water Technologies, Inc., Class A	37,079	2,346,730

		5,678,351
Professional Services - 1.8%
TrueBlue, Inc. (I)	106,320	2,885,525
WageWorks, Inc. (I)	34,776	1,434,858

		4,320,383
Road & Rail - 3.1%
Landstar System, Inc.	43,201	2,931,836
Old Dominion Freight Line, Inc. (I)	32,252	2,150,241
Swift Transportation Company (I)	116,646	2,470,562

		7,552,639
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	62,349	3,037,020
HD Supply Holdings, Inc. (I)	119,481	3,317,987
WESCO International, Inc. (I)(L)	29,350	2,465,107

		8,820,114

		50,310,387
Information Technology - 25.7%
Communications Equipment - 0.9%
Ubiquiti Networks, Inc. (I)(L)	46,869	2,125,978
Electronic Equipment, Instruments & Components - 1.2%
Cognex Corp. (I)	68,113	2,859,384
Internet Software & Services - 7.9%
Bankrate, Inc. (I)	45,590	640,084
Constant Contact, Inc. (I)	85,906	2,677,690
CoStar Group, Inc. (I)	13,411	1,941,242
Dealertrack Technologies, Inc. (I)	36,397	1,629,130
Demandware, Inc. (I)	17,248	916,731
Envestnet, Inc. (I)	28,098	1,292,789
Marketo, Inc. (I)	59,042	1,728,750
Shutterstock, Inc. (I)(L)	29,747	2,106,088

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Web.com Group, Inc. (I)	104,711	$1,984,273
Xoom Corp. (I)	74,394	1,700,647
Yelp, Inc. (I)	28,455	2,345,261

		18,962,685
IT Services - 5.1%
Heartland Payment Systems, Inc. (L)	60,347	2,882,776
MAXIMUS, Inc.	36,756	1,514,347
Virtusa Corp. (I)	75,256	2,562,467
WEX, Inc. (I)	25,955	2,949,786
WNS Holdings, Ltd., ADR (I)	120,441	2,484,698

		12,394,074
Semiconductors & Semiconductor Equipment - 4.4%
Freescale Semiconductor, Ltd. (I)	77,322	1,627,628
Lattice Semiconductor Corp. (I)	161,869	1,215,636
Power Integrations, Inc.	36,927	2,207,496
Silicon Laboratories, Inc. (I)	47,139	2,136,811
SunEdison, Inc. (I)	88,863	1,957,652
SunPower Corp. (I)(L)	38,700	1,479,114

		10,624,337
Software - 5.7%
Concur Technologies, Inc. (I)(L)	38,538	3,868,444
FleetMatics Group PLC (I)(L)	65,394	2,146,231
PTC, Inc. (I)	48,184	1,864,239
Telogis, Inc. (I)(R)	162,887	229,671
Tyler Technologies, Inc. (I)	28,914	2,575,081
Verint Systems, Inc. (I)	59,494	2,982,434

		13,666,100
Technology Hardware, Storage & Peripherals - 0.5%
Nimble Storage, Inc. (I)(L)	45,014	1,217,179

		61,849,737
Materials - 2.5%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	117,204	3,200,841
Construction Materials - 0.8%
Headwaters, Inc. (I)	137,537	1,786,606
Paper & Forest Products - 0.4%
KapStone Paper and Packaging Corp. (I)	30,238	929,516

		5,916,963

TOTAL COMMON STOCKS (Cost $181,307,235)		$225,246,145

PREFERRED SECURITIES - 3.8%
Consumer Discretionary - 2.0%
Auto Components - 2.0%
Mobileye (I)	123,285	4,990,239
Information Technology - 1.8%
Internet Software & Services - 0.4%
DocuSign, Inc., Series B (I)(R)	1,234	15,635
DocuSign, Inc., Series B1 (I)(R)	370	4,688
DocuSign, Inc., Series D (I)(R)	887	11,238
DocuSign, Inc., Series E (I)(R)	22,933	290,561
Pure Storage, Inc., Series F (I)(R)	36,727	577,565

		899,687
IT Services - 0.2%
Veracode, Inc. (I)(R)	30,455	562,379
Software - 1.0%
Apigee Corp., Series H (I)(R)	260,625	758,419

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Software (continued)
Cloudera, Inc., Series F (I)(R)	33,122	$921,719
Telogis, Inc. (I)(R)	221,826	616,676

		2,296,814
Technology Hardware, Storage & Peripherals - 0.2%
Nutanix, Inc. (I)(R)	39,570	530,100

		4,288,980

TOTAL PREFERRED SECURITIES (Cost $4,593,408)		$9,279,219

SECURITIES LENDING COLLATERAL - 10.2%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	2,456,631	24,583,751

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,582,783)		$24,583,751

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreement - 2.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/29/2014 at 0.060% to
be repurchased at $6,900,012 on
09/02/2014, collateralized by $6,525,904
Government National Mortgage Association,
3.500% - 5.200% due 12/20/2026 to
08/15/2055 (valued at $7,038,000,
including interest)	$6,900,000	$6,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,900,000)		$6,900,000

Total Investments (Small Cap Growth Fund)
(Cost $217,383,426) - 110.6%		$266,009,115
Other assets and liabilities, net - (10.6%)		(25,530,333)

TOTAL NET ASSETS - 100.0%		$240,478,782

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 11.6%
Auto Components - 0.8%
Cooper Tire & Rubber Company	1,892	$58,330
Lear Corp.	2,401	242,813
Modine Manufacturing Company (I)	4,677	66,507
Motorcar Parts of America, Inc. (I)	1,197	36,293
Shiloh Industries, Inc. (I)	1,546	25,834
Spartan Motors, Inc.	4,866	25,401
Standard Motor Products, Inc.	3,228	121,405
Stoneridge, Inc. (I)	2,033	25,331
Superior Industries International, Inc.	4,830	93,944
Sypris Solutions, Inc.	819	3,579
TRW Automotive Holdings Corp. (I)	10,749	1,035,014
Visteon Corp. (I)	278	28,131

		1,762,582
Automobiles - 0.5%
Thor Industries, Inc.	18,951	1,017,858
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,380	210,941
VOXX International Corp. (I)	2,806	27,779

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	494	$13,323

		252,043
Diversified Consumer Services - 0.7%
Apollo Education Group, Inc. (I)	888	24,660
Ascent Capital Group, Inc., Class A (I)	2,709	169,069
Bridgepoint Education, Inc. (I)	561	7,052
Bright Horizons Family Solutions, Inc. (I)	432	17,569
Cambium Learning Group, Inc. (I)	3,781	6,239
Career Education Corp. (I)	6,866	37,694
Carriage Services, Inc.	1,315	24,512
DeVry Education Group, Inc.	4,000	171,720
Education Management Corp. (I)	262	338
Graham Holdings Company, Class B	1,176	845,309
Matthews International Corp., Class A	911	42,043
Regis Corp.	8,066	121,877
Service Corp. International	4,373	96,949
Steiner Leisure, Ltd. (I)	148	6,293

		1,571,324
Hotels, Restaurants & Leisure - 2.9%
Ambassadors Group, Inc. (I)	202	820
Ark Restaurants Corp.	197	4,360
Belmond, Ltd., Class A (I)	11,800	150,804
Biglari Holdings, Inc. (I)(L)	267	95,946
BJ’s Restaurants, Inc. (I)	1,783	66,452
Bob Evans Farms, Inc. (L)	2,266	98,390
Boyd Gaming Corp. (I)	13,073	139,227
Canterbury Park Holding Corp. (I)	100	1,019
Churchill Downs, Inc.	1,871	176,192
Cracker Barrel Old Country Store, Inc. (L)	8,907	894,352
Darden Restaurants, Inc. (L)	5,341	252,736
DineEquity, Inc.	11,719	975,021
Dover Downs Gaming & Entertainment, Inc. (I)	2,392	2,559
Frisch’s Restaurants, Inc.	301	7,657
Full House Resorts, Inc. (I)	632	676
Gaming Partners International Corp. (I)	400	3,296
International Speedway Corp., Class A	5,732	191,965
Isle of Capri Casinos, Inc. (I)	5,896	48,760
Life Time Fitness, Inc. (I)(L)	759	34,990
Luby’s, Inc. (I)	6,723	36,909
Marriott Vacations Worldwide Corp. (I)	1,875	111,731
Monarch Casino & Resort, Inc. (I)	2,300	29,256
MTR Gaming Group, Inc. (I)	4,201	18,947
Papa John’s International, Inc.	26,632	1,054,627
Pinnacle Entertainment, Inc. (I)(L)	8,929	223,136
RCI Hospitality Holdings, Inc. (I)	2,292	27,344
Red Robin Gourmet Burgers, Inc. (I)	16,259	863,353
Ruby Tuesday, Inc. (I)	8,325	51,365
Speedway Motorsports, Inc.	6,730	125,178
The Marcus Corp.	3,767	68,597
The Wendy’s Company	47,925	390,589

		6,146,254
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	1,320	20,011
Beazer Homes USA, Inc. (I)	47,280	891,228
Cavco Industries, Inc. (I)	648	46,287
Cobra Electronics Corp. (I)	400	1,712
CSS Industries, Inc.	926	23,409
Emerson Radio Corp. (I)	6,514	14,201
Ethan Allen Interiors, Inc.	500	12,615
Flexsteel Industries, Inc.	431	15,102
Helen of Troy, Ltd. (I)	4,589	267,172

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Hooker Furniture Corp.	2,845	$42,504
La-Z-Boy, Inc.	45,559	972,229
Lennar Corp., Class B	865	27,455
Lifetime Brands, Inc.	962	16,546
M/I Homes, Inc. (I)	2,518	57,310
MDC Holdings, Inc. (L)	1,223	35,479
Meritage Homes Corp. (I)	1,171	48,327
NACCO Industries, Inc., Class A	500	26,000
PulteGroup, Inc.	6,615	127,140
Skyline Corp. (I)	705	2,559
Stanley Furniture Company, Inc. (I)	2,115	5,753
The Ryland Group, Inc.	2,668	98,983
Universal Electronics, Inc. (I)	557	30,451

		2,782,473
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	5,490	28,274
FTD Companies, Inc. (I)(L)	1,516	50,210
Gaiam, Inc., Class A (I)	3,280	24,338
Liberty Tripadvisor Holdings, Inc. (I)	1,134	40,563
Liberty Ventures, Series A (I)	1,134	43,194

		186,579
Leisure Products - 0.0%
Callaway Golf Company	10,513	80,004
JAKKS Pacific, Inc. (I)(L)	3,041	20,618
Johnson Outdoors, Inc., Class A	200	5,298

		105,920
Media - 0.9%
AH Belo Corp., Class A	4,621	53,234
Ballantyne Strong, Inc. (I)	1,790	8,234
Beasley Broadcasting Group, Inc., Class A	447	2,704
Central European Media
Enterprises, Ltd., Class A (I)(L)	2,003	4,967
Cumulus Media, Inc., Class A (I)	2,304	10,575
Gannett Company, Inc.	6,624	223,626
Gray Television, Inc. (I)	8,117	80,602
Harte-Hanks, Inc.	9,457	66,294
John Wiley & Sons, Inc., Class A	205	12,290
Journal Communications, Inc., Class A (I)	8,168	81,027
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,808	7,792
Media General, Inc. (I)	5,000	77,050
Meredith Corp.	2,988	139,181
Nexstar Broadcasting Group, Inc., Class A (L)	18,965	865,563
Radio One, Inc., Class D (I)(L)	4,508	13,569
Salem Communications Corp., Class A	1,200	9,948
The EW Scripps Company, Class A (I)	6,860	130,066
The McClatchy Company, Class A (I)(L)	8,210	37,027

		1,823,749
Multiline Retail - 0.3%
Big Lots, Inc.	977	45,284
Dillard’s, Inc., Class A	4,408	503,923
Fred’s, Inc., Class A	6,736	95,853

		645,060
Specialty Retail - 3.0%
Aaron’s, Inc.	2,104	53,904
America’s Car-Mart, Inc. (I)(L)	601	25,458
Barnes & Noble, Inc. (I)(L)	9,129	217,818
bebe stores, Inc.	11,334	37,402
Big 5 Sporting Goods Corp.	498	5,080
Books-A-Million, Inc. (I)	2,241	4,504

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Brown Shoe Company, Inc.	6,262	$186,858
Build-A-Bear Workshop, Inc. (I)	3,247	42,341
Cabela’s, Inc. (I)(L)	1,460	89,089
Chico’s FAS, Inc.	5,562	87,880
Christopher & Banks Corp. (I)	2,906	27,810
Citi Trends, Inc. (I)	353	8,211
Conn’s, Inc. (I)(L)	6,068	272,028
Foot Locker, Inc.	2,303	129,221
GameStop Corp., Class A (L)	16,216	684,315
Genesco, Inc. (I)	1,182	93,733
GNC Holdings, Inc., Class A	18,276	693,574
Group 1 Automotive, Inc. (L)	3,300	264,528
Haverty Furniture Companies, Inc.	3,731	86,820
hhgregg, Inc. (I)(L)	1,994	14,257
Lithia Motors, Inc., Class A	661	57,785
MarineMax, Inc. (I)	4,389	75,754
New York & Company, Inc. (I)	2,900	9,860
Office Depot, Inc. (I)	19,586	100,280
Pacific Sunwear of California, Inc. (I)	6,498	13,516
Penske Automotive Group, Inc.	24,563	1,178,287
Perfumania Holdings, Inc. (I)	1,016	6,604
Pier 1 Imports, Inc.	35,431	558,393
RadioShack Corp. (I)(L)	2,661	4,258
Rent-A-Center, Inc. (L)	12,800	356,608
Shoe Carnival, Inc.	2,916	62,781
Signet Jewelers, Ltd.	1,145	134,961
Sonic Automotive, Inc., Class A	1,607	39,693
Stage Stores, Inc.	5,947	103,894
Stein Mart, Inc.	5,406	67,305
Systemax, Inc. (I)	4,305	62,767
The Children’s Place Retail Stores, Inc.	241	12,956
The Finish Line, Inc., Class A	2,185	64,742
The Men’s Wearhouse, Inc.	7,700	416,031
The Pep Boys - Manny, Moe & Jack (I)	9,800	108,976
The Wet Seal, Inc., Class A (I)(L)	10,900	11,118
West Marine, Inc. (I)	4,685	51,394

		6,522,794
Textiles, Apparel & Luxury Goods - 1.0%
Charles & Colvard, Ltd. (I)	775	1,643
Columbia Sportswear Company	14,217	1,082,767
Crocs, Inc. (I)	916	14,152
Culp, Inc.	709	12,968
Delta Apparel, Inc. (I)	522	4,933
G-III Apparel Group, Ltd. (I)	981	80,972
Iconix Brand Group, Inc. (I)(L)	6,481	269,804
Lakeland Industries, Inc. (I)	700	4,291
Movado Group, Inc.	3,584	133,074
Perry Ellis International, Inc. (I)(L)	2,224	44,636
RG Barry Corp.	1,273	24,149
Rocky Brands, Inc.	1,126	16,755
Skechers U.S.A., Inc., Class A (I)	5,025	293,309
Unifi, Inc. (I)	3,710	105,772

		2,089,225

		24,905,861
Consumer Staples - 2.2%
Beverages - 0.0%
Craft Brew Alliance, Inc. (I)	2,766	36,511
MGP Ingredients, Inc.	2,626	31,302

		67,813
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	752	53,911

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Ingles Markets, Inc., Class A	2,701	$68,173
SpartanNash Company	6,634	142,565
The Andersons, Inc.	3,477	239,113
The Pantry, Inc. (I)	4,883	103,373
United Natural Foods, Inc. (I)	12,321	792,117
Village Super Market, Inc., Class A	313	7,177
Weis Markets, Inc.	2,061	88,520

		1,494,949
Food Products - 1.0%
Alico, Inc.	490	19,130
Boulder Brands, Inc. (I)(L)	5,763	77,570
Cal-Maine Foods, Inc.	700	55,377
Chiquita Brands International, Inc. (I)	5,723	79,550
Dean Foods Company (L)	8,806	142,481
Fresh Del Monte Produce, Inc.	9,985	318,921
Ingredion, Inc.	768	61,256
Omega Protein Corp. (I)	4,810	72,487
Post Holdings, Inc. (I)	3,298	121,927
Sanderson Farms, Inc. (L)	876	81,748
Seaboard Corp. (I)	47	136,265
Seneca Foods Corp., Class A (I)	2,016	60,823
Snyder’s-Lance, Inc.	1,625	44,298
TreeHouse Foods, Inc. (I)	11,283	931,073

		2,202,906
Household Products - 0.3%
Central Garden & Pet Company (I)	2,475	21,805
Central Garden & Pet Company, Class A (I)	6,231	56,141
Oil-Dri Corp. of America	855	25,599
Orchids Paper Products Company	625	17,388
Spectrum Brands Holdings, Inc.	4,543	393,424

		514,357
Personal Products - 0.1%
CCA Industries, Inc. (I)	400	1,236
Inter Parfums, Inc.	1,654	50,381
Mannatech, Inc. (I)	83	1,101
Nutraceutical International Corp. (I)	2,391	57,958

		110,676
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	36,148
Universal Corp. (L)	3,700	195,212

		231,360

		4,622,061
Energy - 9.0%
Energy Equipment & Services - 4.8%
Atwood Oceanics, Inc. (I)	2,698	133,308
Basic Energy Services, Inc. (I)	5,693	137,828
Bolt Technology Corp.	1,048	17,606
Bristow Group, Inc.	6,352	463,569
C&J Energy Services, Inc. (I)	1,831	52,531
Cal Dive International, Inc. (I)(L)	8,437	6,686
Dawson Geophysical Company	1,649	37,300
Diamond Offshore Drilling, Inc.	2,735	120,176
Dresser-Rand Group, Inc. (I)	12,209	846,084
ENGlobal Corp. (I)	267	753
Era Group, Inc. (I)	2,519	64,512
Exterran Holdings, Inc.	9,219	429,882
Forum Energy Technologies, Inc. (I)	30,184	1,027,765
Gulf Island Fabrication, Inc.	3,360	70,795
Gulfmark Offshore, Inc., Class A	5,420	217,938

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. (I)	51,825	$1,415,859
Hercules Offshore, Inc. (I)(L)	20,463	68,960
Hornbeck Offshore Services, Inc. (I)(L)	5,800	253,228
ION Geophysical Corp. (I)	4,459	15,384
Key Energy Services, Inc. (I)	1,619	10,200
Matrix Service Company (I)	3,185	89,849
Mitcham Industries, Inc. (I)	2,445	32,176
Nabors Industries, Ltd.	16,347	444,802
Natural Gas Services Group, Inc. (I)	2,736	81,204
Newpark Resources, Inc. (I)	14,056	173,310
Noble Corp. PLC	3,946	112,303
Parker Drilling Company (I)	16,317	102,471
Patterson-UTI Energy, Inc.	10,321	356,487
PHI, Inc. (I)	2,700	115,452
Pioneer Energy Services Corp. (I)	13,710	210,860
Precision Drilling Corp.	91,688	1,165,354
Rowan Companies PLC, Class A	13,921	422,085
SEACOR Holdings, Inc. (I)	2,930	239,088
Superior Energy Services, Inc.	7,255	260,019
Tesco Corp.	139	2,950
TETRA Technologies, Inc. (I)	7,049	83,178
Tidewater, Inc.	5,452	277,343
Unit Corp. (I)	10,500	691,005
Willbros Group, Inc. (I)	11,697	127,965

		10,378,265
Oil, Gas & Consumable Fuels - 4.2%
Adams Resources & Energy, Inc.	139	9,117
Alon USA Energy, Inc.	8,155	135,618
Alpha Natural Resources, Inc. (I)(L)	13,589	53,677
Approach Resources, Inc. (I)(L)	1,893	33,847
Bill Barrett Corp. (I)(L)	4,159	94,700
BioFuel Energy Corp. (I)	240	3,026
BPZ Resources, Inc. (I)(L)	7,809	19,132
Callon Petroleum Company (I)	3,702	39,722
Carrizo Oil & Gas, Inc. (I)	2,015	126,381
Clayton Williams Energy, Inc. (I)	372	44,060
Cloud Peak Energy, Inc. (I)	1,335	20,973
Comstock Resources, Inc. (L)	5,496	133,992
Contango Oil & Gas Company (I)	1,292	51,189
Delek US Holdings, Inc.	5,562	194,559
Denbury Resources, Inc.	19,666	338,649
DHT Holdings, Inc.	1,910	13,370
Endeavour International Corp. (I)(L)	3,363	3,003
Energen Corp.	5,747	462,519
Energy XXI Bermuda, Ltd. (L)	4,472	73,788
Escalera Resources Company (I)	1,718	3,539
Gastar Exploration, Inc. (I)	1,921	15,099
Green Plains Renewable Energy, Inc.	7,707	344,426
Harvest Natural Resources, Inc. (I)(L)	6,322	31,294
Kodiak Oil & Gas Corp. (I)	1,458	23,722
Magnum Hunter Resources Corp. (I)(L)	2,084	14,400
Matador Resources Company (I)	289	7,907
Newfield Exploration Company (I)	8,087	362,459
Nordic American Tankers, Ltd.	459	4,159
Northern Oil and Gas, Inc. (I)(L)	1,346	22,680
Oasis Petroleum, Inc. (I)	1,846	90,805
Overseas Shipholding Group, Inc. (I)	4,418	14,615
PDC Energy, Inc. (I)	3,910	234,952
Peabody Energy Corp. (L)	11,221	178,189
Penn Virginia Corp. (I)(L)	5,500	82,610
QEP Resources, Inc.	9,409	334,678
Renewable Energy Group, Inc. (I)(L)	1,366	16,611
Rex Energy Corp. (I)	5,913	90,351

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc. (I)	16,586	$829,300
SandRidge Energy, Inc. (I)(L)	1,913	10,024
Scorpio Tankers, Inc.	110,245	1,053,942
SemGroup Corp., Class A	14,046	1,232,256
Ship Finance International, Ltd. (L)	1,579	31,248
SM Energy Company	1,014	90,287
Stone Energy Corp. (I)	3,805	133,898
Swift Energy Company (I)(L)	5,863	66,545
Tesoro Corp.	2,402	155,505
Triangle Petroleum Corp. (I)(L)	5,316	63,739
Ultra Petroleum Corp. (I)(L)	42,848	1,136,757
VAALCO Energy, Inc. (I)	4,771	43,655
W&T Offshore, Inc.	672	10,026
Warren Resources, Inc. (I)	7,110	45,860
Western Refining, Inc.	5,265	244,980
WPX Energy, Inc. (I)	5,899	157,031

		9,028,871

		19,407,136
Financials - 21.0%
Banks - 7.2%
1st Source Corp.	3,680	110,437
1st United Bancorp, Inc.	1,670	14,529
Access National Corp.	359	6,035
American National Bankshares, Inc.	539	11,933
Ameris Bancorp	2,259	51,709
Associated Banc-Corp.	20,485	372,417
Banc of California, Inc.	935	11,239
BancFirst Corp.	601	38,248
BancorpSouth, Inc.	47,562	1,006,888
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	3,272
Banner Corp.	2,395	94,315
Bar Harbor Bankshares	348	9,824
BBCN Bancorp, Inc.	8,740	127,604
Boston Private Financial Holdings, Inc.	12,512	151,896
Bridge Capital Holdings (I)	535	11,968
Bryn Mawr Bank Corp.	454	13,357
C&F Financial Corp.	63	2,170
Camden National Corp.	211	7,714
Capital Bank Financial Corp., Class A (I)	392	9,592
Capital City Bank Group, Inc.	2,956	41,443
Cardinal Financial Corp.	4,374	78,163
Cathay General Bancorp	10,181	265,113
Centerstate Banks, Inc.	2,800	29,260
Century Bancorp, Inc., Class A	108	3,886
Chemical Financial Corp.	2,894	82,103
City Holding Company	378	16,148
CoBiz Financial, Inc.	5,644	65,188
Columbia Banking System, Inc.	2,641	68,692
Community Bank Systems, Inc.	2,500	88,350
Community Trust Bancorp, Inc.	1,464	52,001
ConnectOne Bancorp, Inc.	1,133	21,958
CVB Financial Corp.	65,661	1,020,372
East West Bancorp, Inc.	29,264	1,019,558
Enterprise Bancorp, Inc.	204	4,045
Enterprise Financial Services Corp.	3,205	55,895
Fidelity Southern Corp.	824	11,429
Financial Institutions, Inc.	1,228	29,497
First Bancorp North Carolina	3,981	70,742
First BanCorp Puerto Rico (I)	1,207	6,288
First Bancorp, Inc.	642	10,837
First Busey Corp.	6,309	36,277

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	103	$23,668
First Commonwealth Financial Corp.	18,527	164,149
First Community Bancshares, Inc.	2,119	34,582
First Financial Bancorp	2,582	42,887
First Financial Corp.	1,254	40,529
First Interstate Bancsystem, Inc.	1,557	41,292
First Merchants Corp.	5,413	110,479
First Midwest Bancorp, Inc.	7,964	134,193
First Niagara Financial Group, Inc.	15,783	137,312
First South Bancorp, Inc.	777	5,828
FirstMerit Corp.	1,290	22,233
Flushing Financial Corp.	4,011	77,412
FNB Corp.	4,854	59,995
Fulton Financial Corp.	3,233	37,293
German American Bancorp, Inc.	343	9,292
Glacier Bancorp, Inc.	40,100	1,091,522
Great Southern Bancorp, Inc.	1,203	38,099
Hancock Holding Company	688	22,869
Hanmi Financial Corp.	1,541	31,668
Heartland Financial USA, Inc.	1,587	37,961
Heritage Commerce Corp.	2,067	17,197
Heritage Financial Corp.	1,170	19,141
Horizon Bancorp	400	8,860
Hudson Valley Holding Corp.	598	10,626
Iberiabank Corp.	17,809	1,162,037
Independent Bank Corp.	2,687	98,908
Independent Bank Corp. (MI)	2,100	25,494
International Bancshares Corp.	12,100	318,956
Intervest Bancshares Corp.	2,237	21,430
Lakeland Bancorp, Inc.	3,520	36,362
Lakeland Financial Corp.	1,305	50,817
Macatawa Bank Corp.	800	4,088
MainSource Financial Group, Inc.	4,787	82,576
MB Financial, Inc.	9,198	260,221
MBT Financial Corp. (I)	1,105	5,669
Mercantile Bank Corp.	1,058	20,049
Merchants Bancshares, Inc.	540	15,973
Metro Bancorp, Inc. (I)	1,942	45,171
MidSouth Bancorp, Inc.	729	13,931
MidWestOne Financial Group, Inc.	305	7,253
National Penn Bancshares, Inc.	11,091	110,910
NBT Bancorp, Inc.	1,585	38,056
NewBridge Bancorp (I)	2,100	15,687
North Valley Bancorp (I)	43	903
Northrim BanCorp, Inc.	492	12,015
OFG Bancorp (L)	4,139	65,810
Old National Bancorp	2,903	38,000
Old Second Bancorp, Inc. (I)	1,554	7,382
OmniAmerican Bancorp, Inc.	1,661	43,120
Pacific Continental Corp.	2,139	28,834
Pacific Mercantile Bancorp (I)	1,399	9,793
Pacific Premier Bancorp, Inc. (I)	659	9,786
PacWest Bancorp	28,483	1,194,577
Park National Corp. (L)	266	20,705
Park Sterling Corp.	3,302	22,553
Peapack Gladstone Financial Corp.	772	14,483
Peoples Bancorp, Inc.	2,601	62,346
Pinnacle Financial Partners, Inc.	6,390	229,145
Popular, Inc. (I)	4,748	146,998
Porter Bancorp, Inc. (I)	735	706
Preferred Bank (I)	1,111	26,686
Premier Financial Bancorp, Inc.	658	10,041
PrivateBancorp, Inc.	2,635	77,759

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Renasant Corp.	5,254	$151,998
Republic Bancorp, Inc., Class A	822	18,709
Republic First Bancorp, Inc. (I)	1,501	6,709
S&T Bancorp, Inc.	2,700	67,338
Sandy Spring Bancorp, Inc.	2,665	64,413
Seacoast Banking Corp. of Florida (I)	529	5,549
Shore Bancshares, Inc. (I)	600	5,382
Sierra Bancorp	1,564	27,167
Simmons First National Corp., Class A	1,519	60,638
South State Corp.	16	937
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	489	16,797
Southwest Bancorp, Inc.	3,030	50,086
Sterling Bancorp	5,718	72,447
Suffolk Bancorp	2,043	42,556
Sun Bancorp, Inc. (I)	272	5,097
Susquehanna Bancshares, Inc.	16,670	172,034
Synovus Financial Corp.	1,574	38,012
TCF Financial Corp.	5,697	90,013
The Bancorp, Inc. (I)	5,997	58,231
Tompkins Financial Corp.	325	14,882
TowneBank (L)	2,665	39,069
Trico Bancshares (L)	1,451	32,430
Trustmark Corp.	2,664	63,230
Union Bankshares Corp.	5,438	128,500
United Bankshares, Inc. (L)	3,086	101,684
United Community Banks, Inc.	300	5,088
Univest Corp. of Pennsylvania	1,917	36,615
ViewPoint Financial Group, Inc.	1,516	39,492
Washington Trust Bancorp, Inc.	2,092	73,597
Webster Financial Corp.	4,232	124,844
WesBanco, Inc.	4,767	148,015
West Bancorp, Inc.	1,494	22,485
Western Alliance Bancorp (I)	43,479	1,026,539
Wilshire Bancorp, Inc.	3,138	30,627
Wintrust Financial Corp.	5,711	265,961
Yadkin Financial Corp. (I)	538	10,104
Zions Bancorporation	20,446	595,796

		15,420,132
Capital Markets - 2.8%
American Capital, Ltd. (I)	6,316	97,835
Artisan Partners Asset
Management, Inc., Class A	16,717	927,459
Calamos Asset Management, Inc., Class A	923	11,897
Capital Southwest Corp.	2,788	102,041
Cowen Group, Inc., Class A (I)	25,390	103,845
E*TRADE Financial Corp. (I)	71,484	1,591,234
Evercore Partners, Inc., Class A	18,786	962,407
GFI Group, Inc.	7,774	35,138
Harris & Harris Group, Inc. (I)	4,423	14,684
ICG Group, Inc. (I)	1,991	34,544
INTL. FCStone, Inc. (I)	199	3,817
Investment Technology Group, Inc. (I)	6,101	103,900
Janus Capital Group, Inc.	100,190	1,217,309
JMP Group, Inc.	3,000	20,580
Legg Mason, Inc.	14,190	699,851
MCG Capital Corp. (L)	13,908	55,076
Medallion Financial Corp. (L)	3,535	42,774
Oppenheimer Holdings, Inc., Class A	1,506	36,385
Piper Jaffray Companies (I)	300	16,008
Safeguard Scientifics, Inc. (I)	1,932	37,867

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SWS Group, Inc. (I)(L)	4,200	$31,374

		6,146,025
Consumer Finance - 0.2%
Asta Funding, Inc.	2,466	20,739
Cash America International, Inc.	1,700	75,888
Encore Capital Group, Inc. (I)	425	18,866
Nelnet, Inc., Class A	4,940	217,212
Nicholas Financial, Inc.	75	962
SLM Corp.	4,062	35,989
The First Marblehead Corp. (I)	462	2,162

		371,818
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,767	41,418
Marlin Business Services Corp.	2,737	54,138
MicroFinancial, Inc.	1,317	10,444
NewStar Financial, Inc. (I)	7,164	82,601
PHH Corp. (I)	7,810	187,128
PICO Holdings, Inc. (I)	1,866	41,239
Resource America, Inc., Class A	3,296	31,048
The NASDAQ OMX Group, Inc.	18,489	803,717

		1,251,733
Insurance - 6.7%
Alleghany Corp. (I)	702	302,653
Allied World Assurance Company Holdings AG	15,300	565,947
Ambac Financial Group, Inc. (I)	1,199	29,016
American Equity Investment Life
Holding Company	9,942	245,965
American Financial Group, Inc.	31,115	1,865,967
American National Insurance Company	493	56,123
AMERISAFE, Inc.	2,787	105,154
Arch Capital Group, Ltd. (I)	392	21,787
Argo Group International Holdings, Ltd.	5,017	264,095
Aspen Insurance Holdings, Ltd.	8,155	346,751
Assurant, Inc.	9,808	654,684
Assured Guaranty, Ltd.	18,410	444,602
Axis Capital Holdings, Ltd.	10,224	493,001
CNO Financial Group, Inc.	42,875	765,319
Donegal Group, Inc., Class A	2,470	38,903
EMC Insurance Group, Inc.	570	17,465
Employers Holdings, Inc.	1,300	27,833
Endurance Specialty Holdings, Ltd. (L)	5,786	335,993
Enstar Group, Ltd. (I)	47	6,669
Everest Re Group, Ltd.	617	101,089
FBL Financial Group, Inc., Class A	4,767	223,239
Federated National Holding Company	1,233	30,455
First Acceptance Corp. (I)	4,470	10,907
First American Financial Corp.	5,937	168,314
Genworth Financial, Inc., Class A (I)	30,736	436,144
Global Indemnity PLC (I)	2,416	65,329
Greenlight Capital Re, Ltd., Class A (I)	2,000	68,420
Hallmark Financial Services, Inc. (I)	3,571	34,103
HCC Insurance Holdings, Inc.	435	21,811
Hilltop Holdings, Inc. (I)(L)	3,474	73,545
Horace Mann Educators Corp.	6,503	193,789
Independence Holding Company	2,816	39,283
Investors Title Company	98	7,075
Kemper Corp.	10,242	372,297
Maiden Holdings, Ltd.	9,561	116,262
MBIA, Inc. (I)	19,947	208,047
Meadowbrook Insurance Group, Inc.	6,598	40,842
Mercury General Corp.	572	29,304

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Montpelier Re Holdings, Ltd.	9,927	$312,204
National Interstate Corp.	809	22,652
National Western Life Insurance
Company, Class A	59	14,986
Old Republic International Corp.	13,332	204,646
OneBeacon Insurance Group, Ltd., Class A	2,629	42,143
PartnerRe, Ltd.	5,456	609,381
Platinum Underwriters Holdings, Ltd.	4,109	256,689
Primerica, Inc.	1,896	95,426
Protective Life Corp.	10,342	717,735
Reinsurance Group of America, Inc.	4,295	356,399
RenaissanceRe Holdings, Ltd.	603	61,741
Safety Insurance Group, Inc.	1,576	86,995
Selective Insurance Group, Inc.	3,326	79,724
StanCorp Financial Group, Inc.	20,266	1,327,828
State Auto Financial Corp.	4,956	107,545
Stewart Information Services Corp.	3,868	124,627
Symetra Financial Corp.	8,400	204,456
The Hanover Insurance Group, Inc.	4,623	293,329
The Navigators Group, Inc. (I)	1,843	118,413
The Phoenix Companies, Inc. (I)	1,311	80,613
Tower Group International, Ltd.	9,158	18,408
United Fire Group, Inc.	1,493	43,775
Universal Insurance Holdings, Inc.	2,633	36,493
Validus Holdings, Ltd.	6,714	262,585

		14,306,975
Real Estate Investment Trusts - 1.3%
Cousins Properties, Inc.	80,400	1,020,276
Douglas Emmett, Inc.	17,600	502,832
LaSalle Hotel Properties	33,520	1,225,156
The Geo Group, Inc.	1,224	45,802

		2,794,066
Real Estate Management & Development - 1.2%
Alexander & Baldwin, Inc.	3,790	155,011
AV Homes, Inc. (I)	2,810	44,763
Consolidated-Tomoka Land Company	236	13,806
Forestar Group, Inc. (I)	663	13,260
Griffin Land & Nurseries, Inc.	68	1,968
Jones Lang LaSalle, Inc.	9,562	1,277,579
Kennedy-Wilson Holdings, Inc.	40,521	1,058,409

		2,564,796
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	10,259	134,085
Bank Mutual Corp.	7,055	46,492
BankFinancial Corp.	4,921	53,196
BBX Capital Corp., Class A (I)	1,405	26,330
Beneficial Mutual Bancorp, Inc. (I)	2,325	31,922
Berkshire Hills Bancorp, Inc.	2,695	66,378
Brookline Bancorp, Inc.	6,990	63,959
Cape Bancorp, Inc.	443	4,563
Capitol Federal Financial, Inc.	5,326	65,776
Dime Community Bancshares, Inc.	2,812	43,417
Doral Financial Corp. (I)	382	2,563
ESB Financial Corp.	529	6,692
ESSA Bancorp, Inc.	2,103	23,806
EverBank Financial Corp.	1,147	21,655
Federal Agricultural Mortgage Corp., Class C	1,732	57,017
First Defiance Financial Corp.	1,313	36,633
First Financial Northwest, Inc.	2,932	31,754
Flagstar Bancorp, Inc. (I)	2,116	36,882
Hampden Bancorp, Inc.	942	16,033

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
HF Financial Corp.	155	$2,077
Hingham Institution for Savings	82	6,767
Home Bancorp, Inc. (I)	1,531	34,203
Hudson City Bancorp, Inc.	20,492	202,256
Kearny Financial Corp. (I)	378	5,916
Louisiana Bancorp, Inc.	100	2,014
Meridian Bancorp, Inc. (I)	215	2,275
MGIC Investment Corp. (I)	2,160	18,209
New York Community Bancorp, Inc. (L)	11,790	188,051
Northfield Bancorp, Inc.	84	1,101
Northwest Bancshares, Inc.	6,987	88,106
OceanFirst Financial Corp.	1,640	26,929
Oritani Financial Corp.	267	4,005
People’s United Financial, Inc. (L)	19,579	292,706
Provident Financial Holdings, Inc.	768	11,244
Provident Financial Services, Inc.	7,468	127,031
Pulaski Financial Corp.	282	3,240
SI Financial Group, Inc.	835	9,060
Simplicity Bancorp, Inc.	627	10,189
Territorial Bancorp, Inc.	952	19,573
TierOne Corp. (I)	1,301	1
Tree.com, Inc. (I)	490	15,675
TrustCo Bank Corp.	4,173	29,294
United Financial Bancorp, Inc.	3,577	44,319
Walker & Dunlop, Inc. (I)	1,711	24,279
Washington Federal, Inc.	9,364	203,667
Waterstone Financial, Inc.	787	8,995
Westfield Financial, Inc.	5,678	41,222
WSFS Financial Corp.	256	19,098

		2,210,655

		45,066,200
Health Care - 10.6%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc. (I)	13,620	940,189
Emergent Biosolutions, Inc. (I)	1,607	40,014
Harvard
Apparatus Regenerative Technology, Inc. (I)	1,705	14,970
Repligen Corp. (I)	1,800	34,308

		1,029,481
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (I)	37,111	1,315,585
Alphatec Holdings, Inc. (I)	11,650	18,174
Analogic Corp.	900	64,980
AngioDynamics, Inc. (I)	4,853	68,476
Anika Therapeutics, Inc. (I)	2,936	123,312
Baxano Surgical, Inc. (I)	2,684	986
CONMED Corp.	2,832	111,864
CryoLife, Inc.	2,939	29,508
Cutera, Inc. (I)	900	8,730
Cynosure, Inc., Class A (I)	1,025	23,093
Digirad Corp.	3,687	14,490
Exactech, Inc. (I)	1,030	24,596
Globus Medical, Inc., Class A (I)	42,117	764,002
Greatbatch, Inc. (I)	4,338	197,683
Haemonetics Corp. (I)	18,341	654,590
Hill-Rom Holdings, Inc.	867	37,983
Hologic, Inc. (I)	6,309	156,905
Integra LifeSciences Holdings Corp. (I)	300	14,997
Invacare Corp.	5,104	78,295
Kewaunee Scientific Corp.	80	1,442
LeMaitre Vascular, Inc.	786	5,738

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medical Action Industries, Inc. (I)	1,100	$15,136
Merit Medical Systems, Inc. (I)	300	3,753
Natus Medical, Inc. (I)	3,589	100,887
NuVasive, Inc. (I)	35	1,229
RTI Surgical, Inc. (I)	10,804	57,369
STERIS Corp.	280	15,761
Symmetry Medical, Inc. (I)	5,526	50,950
Teleflex, Inc.	2,923	320,010
Wright Medical Group, Inc. (I)	32,376	966,100

		5,246,624
Health Care Providers & Services - 4.5%
Addus HomeCare Corp. (I)	1,215	26,609
Almost Family, Inc. (I)	179	5,008
Amedisys, Inc. (I)	4,462	93,345
Amsurg Corp. (I)	4,986	268,197
BioScrip, Inc. (I)	7,228	61,149
BioTelemetry, Inc. (I)	2,470	18,080
Capital Senior Living Corp. (I)	1,785	40,823
Community Health Systems, Inc. (I)	27,553	1,495,577
Cross Country Healthcare, Inc. (I)	4,185	33,396
Five Star Quality Care, Inc. (I)	5,481	25,432
Hanger, Inc. (I)(L)	2,169	48,586
Health Net, Inc. (I)	1,893	89,350
Healthways, Inc. (I)(L)	5,459	95,314
IPC The Hospitalist Company, Inc. (I)	480	23,203
Kindred Healthcare, Inc.	47,497	980,813
LHC Group, Inc. (I)	753	19,382
LifePoint Hospitals, Inc. (I)	23,400	1,750,320
Magellan Health Services, Inc. (I)	3,500	195,510
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	5,724	273,836
National Healthcare Corp.	1,717	98,384
Omnicare, Inc.	14,366	916,120
Owens & Minor, Inc. (L)	2,093	71,999
PharMerica Corp. (I)	40,133	998,910
Premier, Inc., Class A (I)	19,668	621,115
Select Medical Holdings Corp.	6,990	98,000
Team Health Holdings, Inc. (I)	18,266	1,068,926
The Providence Service Corp. (I)	913	41,569
Triple-S Management Corp., Class B (I)	4,238	81,115
Universal American Corp.	14,368	122,846

		9,668,536
Health Care Technology - 0.6%
HMS Holdings Corp. (I)	47,387	1,083,267
MedAssets, Inc. (I)	3,864	88,872
Omnicell, Inc. (I)	4,692	132,080

		1,304,219
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (I)(L)	6,907	59,884
Albany Molecular Research, Inc. (I)	1,696	33,581
Charles River
Laboratories International, Inc. (I)	16,517	976,155
Enzo Biochem, Inc. (I)	2,322	13,816
Harvard Bioscience, Inc. (I)	6,820	30,826
ICON PLC (I)	19,893	985,499
Techne Corp.	11,061	1,056,547

		3,156,308
Pharmaceuticals - 1.1%
Cumberland Pharmaceuticals, Inc. (I)	631	3,231
Endo International PLC (I)	14,272	909,269
Impax Laboratories, Inc. (I)	41,281	1,017,164

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Lannett Company, Inc. (I)	2,218	$87,345
POZEN, Inc. (I)	2,103	17,455
Prestige Brands Holdings, Inc. (I)	9,492	328,518
SciClone Pharmaceuticals, Inc. (I)	6,347	43,540

		2,406,522

		22,811,690
Industrials - 17.2%
Aerospace & Defense - 0.7%
AAR Corp.	5,432	150,466
Aerovironment, Inc. (I)	2,462	77,651
Alliant Techsystems, Inc.	422	53,172
American Science & Engineering, Inc.	267	15,459
CPI Aerostructures, Inc. (I)	1,142	12,848
Cubic Corp.	437	19,508
Curtiss-Wright Corp.	6,943	498,785
DigitalGlobe, Inc. (I)	3,281	99,644
Ducommun, Inc. (I)	1,656	51,435
Engility Holdings, Inc. (I)	432	15,180
Esterline Technologies Corp. (I)	1,293	151,578
Exelis, Inc.	1,504	25,854
Kratos Defense & Security Solutions, Inc. (I)	3,577	26,935
LMI Aerospace, Inc. (I)(L)	2,716	41,310
Moog, Inc., Class A (I)	11	780
Orbital Sciences Corp. (I)	6,320	169,186
SIFCO Industries, Inc.	400	10,836
Sparton Corp. (I)	2,225	63,991
Triumph Group, Inc.	1,114	77,278

		1,561,896
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (I)	9,088	74,249
Atlas Air Worldwide Holdings, Inc. (I)	4,477	149,756
Hub Group, Inc., Class A (I)	3,916	170,307
UTi Worldwide, Inc. (I)	2,767	25,401

		419,713
Airlines - 0.5%
Alaska Air Group, Inc.	5,568	258,021
Hawaiian Holdings, Inc. (I)(L)	10,259	160,040
JetBlue Airways Corp. (I)(L)	39,044	477,508
Republic Airways Holdings, Inc. (I)	6,356	64,513
SkyWest, Inc.	6,640	59,561

		1,019,643
Building Products - 1.7%
Apogee Enterprises, Inc.	34,176	1,247,766
Gibraltar Industries, Inc. (I)	4,938	78,564
Griffon Corp.	12,674	158,045
Insteel Industries, Inc.	3,280	77,014
Owens Corning	12,149	437,364
Quanex Building Products Corp.	3,300	59,598
Simpson Manufacturing Company, Inc.	3,200	103,424
Trex Company, Inc. (I)	35,492	1,334,499
Universal Forest Products, Inc.	3,700	175,195

		3,671,469
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	6,805	181,013
ACCO Brands Corp. (I)	1,411	10,907
Acme United Corp.	300	5,055
AMREP Corp. (I)	120	720
ARC Document Solutions, Inc. (I)	6,377	51,781
Brady Corp., Class A	3,912	104,137

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Ceco Environmental Corp.	301	$4,232
Clean Harbors, Inc. (I)	65	3,935
Courier Corp.	1,247	16,810
Covanta Holding Corp.	1,541	32,346
Ennis, Inc.	4,732	68,283
Fuel Tech, Inc. (I)	2,200	10,054
G&K Services, Inc., Class A	2,091	116,866
Interface, Inc.	55,200	940,056
Intersections, Inc.	1,826	6,391
Kimball International, Inc., Class B	4,815	76,462
McGrath RentCorp.	2,470	91,390
Metalico, Inc. (I)	6,103	7,385
Mobile Mini, Inc.	8,178	320,332
Multi-Color Corp.	1,848	85,710
NL Industries, Inc.	3,500	30,765
Quad/Graphics, Inc.	615	13,782
Team, Inc. (I)	22,954	916,094
Tetra Tech, Inc.	3,753	95,702
The ADT Corp.	5,875	216,553
The Brink’s Company	365	9,994
UniFirst Corp.	1,824	176,837
United Stationers, Inc.	3,084	125,365
Versar, Inc. (I)	2,653	8,675
Viad Corp.	4,281	93,925
Virco Manufacturing Corp. (I)	700	1,988
Waste Connections, Inc.	24,975	1,225,274

		5,048,819
Construction & Engineering - 1.8%
AECOM Technology Corp. (I)	4,165	157,604
Aegion Corp. (I)	4,700	115,902
Argan, Inc.	207	8,290
Comfort Systems USA, Inc.	3,590	54,568
Dycom Industries, Inc. (I)	36,692	1,145,157
Furmanite Corp. (I)	1,419	12,899
Granite Construction, Inc.	3,612	127,395
Great Lakes Dredge & Dock Corp. (I)	13,165	100,317
Integrated Electrical Services, Inc. (I)	518	3,947
Jacobs Engineering Group, Inc. (I)	1,070	57,684
Layne Christensen Company (I)(L)	3,684	41,924
MasTec, Inc. (I)	1,281	39,071
MYR Group, Inc. (I)	1,600	37,408
Northwest Pipe Company (I)	1,838	67,932
Orion Marine Group, Inc. (I)	67	677
Pike Corp. (I)	6,752	80,484
Primoris Services Corp.	36,053	1,046,979
Quanta Services, Inc. (I)	3,038	110,401
Sterling Construction Company, Inc. (I)	1,987	16,929
Tutor Perini Corp. (I)	6,145	183,613
URS Corp.	7,479	453,078

		3,862,259
Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	124	2,027
American Superconductor Corp. (I)	923	1,638
AZZ, Inc.	4	185
Encore Wire Corp.	4,977	211,274
EnerSys	19,999	1,285,736
General Cable Corp.	4,843	103,979
Global Power Equipment Group, Inc.	468	7,886
GrafTech International, Ltd. (I)(L)	7,641	66,706
LSI Industries, Inc.	3,751	26,370
Ocean Power Technologies, Inc. (I)	1,713	2,244
Orion Energy Systems, Inc. (I)	2,343	11,176

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Powell Industries, Inc.	1,041	$54,850
PowerSecure International, Inc. (I)	2,424	26,809
Preformed Line Products Company	162	9,218
Regal-Beloit Corp.	1,655	117,621
SL Industries, Inc.	300	13,731
Ultralife Corp. (I)	4,215	14,331

		1,955,781
Machinery - 3.7%
Actuant Corp., Class A	2,898	97,750
AGCO Corp.	5,377	262,613
Alamo Group, Inc.	2,190	106,763
Albany International Corp., Class A	32,167	1,208,514
Altra Industrial Motion Corp.	2,923	97,219
American Railcar Industries, Inc. (L)	3,956	315,293
Astec Industries, Inc.	2,885	119,843
Barnes Group, Inc.	8,981	307,509
Briggs & Stratton Corp.	6,217	125,210
CIRCOR International, Inc.	732	52,111
Columbus McKinnon Corp.	2,364	59,242
Douglas Dynamics, Inc.	2,248	44,825
Dynamic Materials Corp.	1,001	19,980
EnPro Industries, Inc. (I)	2,654	180,207
ESCO Technologies, Inc.	2,184	78,624
Federal Signal Corp.	10,549	155,281
FreightCar America, Inc.	2,000	59,580
Gencor Industries, Inc. (I)	604	6,100
Hardinge, Inc.	3,300	37,290
Hurco Companies, Inc.	1,523	50,472
Hyster-Yale Materials Handling, Inc.	1,000	77,090
Joy Global, Inc. (L)	2,943	185,850
Key Technology, Inc. (I)	105	1,382
LB Foster Company, Class A	667	34,991
Lydall, Inc. (I)	2,591	71,771
MFRI, Inc. (I)	780	9,937
Miller Industries, Inc.	2,259	42,740
Mueller Industries, Inc.	780	22,807
NN, Inc.	3,619	105,602
Oshkosh Corp.	665	33,037
Standex International Corp.	1,398	104,333
Tecumseh Products Company (I)	100	524
The Eastern Company	366	5,768
The Greenbrier Companies, Inc. (L)	4,947	353,809
TriMas Corp. (I)	28,395	900,122
Trinity Industries, Inc.	23,400	1,132,092
Valmont Industries, Inc.	574	80,791
Watts Water Technologies, Inc., Class A	21,861	1,383,583

		7,930,655
Marine - 0.1%
Baltic Trading, Ltd. (L)	2,200	12,914
International Shipholding Corp.	569	11,625
Kirby Corp. (I)	738	88,036
Knightsbridge Tankers, Ltd.	2,275	27,892
Matson, Inc.	3,567	96,273

		236,740
Professional Services - 0.5%
CBIZ, Inc. (I)	6,213	53,432
CDI Corp.	3,498	53,065
CRA International, Inc. (I)	1,820	48,976
Franklin Covey Company (I)	2,733	52,118
FTI Consulting, Inc. (I)	2,655	98,501
GP Strategies Corp. (I)	2,590	65,320

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	2,646	$57,312
Hill International, Inc. (I)	4,471	19,672
Hudson Global, Inc. (I)	1,907	7,361
Huron Consulting Group, Inc. (I)	878	53,101
ICF International, Inc. (I)	3,295	111,305
Kelly Services, Inc., Class A	6,524	109,016
Korn/Ferry International (I)	3,605	109,051
Mistras Group, Inc. (I)	285	6,116
Navigant Consulting, Inc. (I)	2,981	48,560
On Assignment, Inc. (I)	3,213	94,976
RCM Technologies, Inc. (I)	100	744
Resources Connection, Inc.	3,010	46,083
Volt Information Sciences, Inc. (I)	1,319	12,333
VSE Corp.	212	12,578

		1,059,620
Road & Rail - 3.6%
AMERCO	1,050	291,701
ArcBest Corp.	3,920	140,728
Avis Budget Group, Inc. (I)	15,595	1,052,818
Celadon Group, Inc.	47,932	1,003,696
Con-way, Inc.	2,403	123,154
Covenant Transportation
Group, Inc., Class A (I)	1,250	17,375
Heartland Express, Inc.	48,766	1,143,563
Knight Transportation, Inc.	1,390	35,237
Landstar System, Inc.	17,339	1,176,711
Marten Transport, Ltd.	6,033	119,453
Old Dominion Freight Line, Inc. (I)	23,524	1,568,345
P.A.M. Transportation Services, Inc. (I)	2,022	74,248
Patriot Transportation Holding, Inc. (I)	67	2,324
Roadrunner Transportation Systems, Inc. (I)	903	22,738
Ryder Systems, Inc.	7,200	650,448
Saia, Inc. (I)	4,755	225,720
USA Truck, Inc. (I)(L)	1,624	30,515
Werner Enterprises, Inc.	1,012	25,199

		7,703,973
Trading Companies & Distributors - 1.1%
Aceto Corp.	4,311	82,857
Air Lease Corp.	1,276	48,360
Applied Industrial Technologies, Inc.	321	15,636
Beacon Roofing Supply, Inc. (I)	2,936	83,735
CAI International, Inc. (I)	4,100	79,499
GATX Corp.	9,384	621,878
H&E Equipment Services, Inc.	2,860	117,003
Houston Wire & Cable Company	3,139	40,870
Kaman Corp.	343	13,946
Lawson Products, Inc. (I)	1,776	31,613
MRC Global, Inc. (I)	27,604	685,131
Rush Enterprises, Inc., Class A (I)	2,066	75,760
Rush Enterprises, Inc., Class B (I)	7,405	240,440
TAL International Group, Inc. (I)(L)	4,188	185,110
Titan Machinery, Inc. (I)	2,247	27,661
Willis Lease Finance Corp. (I)	281	5,952

		2,355,451
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	24,777

		36,850,796
Information Technology - 16.5%
Communications Equipment - 1.8%
ADTRAN, Inc.	269	6,209

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ARRIS Group, Inc. (I)	52,581	$1,609,504
Aviat Networks, Inc. (I)	7,700	12,089
Bel Fuse, Inc., Class B	2,040	48,022
Black Box Corp.	2,323	54,939
Calix, Inc. (I)	3,061	32,141
Communications Systems, Inc.	1,201	13,559
Comtech Telecommunications Corp.	2,593	98,638
Digi International, Inc. (I)	4,754	39,648
EchoStar Corp., Class A (I)	4,314	217,555
Emulex Corp. (I)	11,777	64,538
Extreme Networks, Inc. (I)	5,451	29,054
Finisar Corp. (I)(L)	41,474	842,337
Harmonic, Inc. (I)	11,465	75,325
JDS Uniphase Corp. (I)	48,392	558,928
KVH Industries, Inc. (I)	1,348	16,756
NETGEAR, Inc. (I)	8	266
Novatel Wireless, Inc. (I)	6,924	15,579
Oclaro, Inc. (I)(L)	4,713	8,248
Oplink Communications, Inc.	1,681	32,477
Optical Cable Corp.	100	426
Polycom, Inc. (I)	6,233	82,587
Relm Wireless Corp. (I)	877	4,227
Tessco Technologies, Inc.	1,768	56,947
Westell Technologies, Inc., Class A (I)	7,150	13,728

		3,933,727
Electronic Equipment, Instruments & Components - 4.6%
ADDvantage Technologies Group, Inc. (I)	471	1,121
Aeroflex Holding Corp. (I)(L)	2,965	31,310
Agilysys, Inc. (I)	791	9,872
Arrow Electronics, Inc. (I)	13,183	820,642
Avnet, Inc.	13,498	600,796
AVX Corp.	11,811	162,756
Belden, Inc.	13,589	992,948
Benchmark Electronics, Inc. (I)	4,167	102,633
Checkpoint Systems, Inc. (I)	4,538	62,851
Coherent, Inc. (I)	14,503	935,008
CTS Corp.	4,190	74,289
Daktronics, Inc.	3,426	45,086
Electro Rent Corp.	4,395	66,496
Electro Scientific Industries, Inc.	2,403	17,830
Fabrinet (I)	607	9,827
FEI Company	8,558	719,214
GSI Group, Inc. (I)	1,206	15,461
Identive Group, Inc. (I)	105	1,794
IEC Electronics Corp. (I)	558	2,600
II-VI, Inc. (I)	640	8,934
Ingram Micro, Inc., Class A (I)	8,419	242,720
Insight Enterprises, Inc. (I)	5,138	134,821
IntriCon Corp. (I)	80	530
Itron, Inc. (I)	2,072	87,480
Jabil Circuit, Inc.	2,382	51,404
KEMET Corp. (I)	5,859	29,529
Key Tronic Corp. (I)	1,300	14,261
Knowles Corp. (I)	343	11,292
Measurement Specialties, Inc. (I)	971	83,331
Mercury Systems, Inc. (I)	2,241	25,032
Methode Electronics, Inc.	4,403	148,469
Multi-Fineline Electronix, Inc. (I)	3,338	33,814
NAPCO Security Technologies, Inc. (I)	868	4,314
Newport Corp. (I)	5,333	100,634
OSI Systems, Inc. (I)	400	27,904
PAR Technology Corp. (I)	1,700	7,259
Park Electrochemical Corp.	1,480	41,647

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
PC Connection, Inc.	4,089	$92,739
PCM, Inc. (I)	2,932	30,610
Perceptron, Inc.	1,146	12,606
Planar Systems, Inc. (I)	1,700	8,483
Plexus Corp. (I)	875	36,041
Radisys Corp. (I)	3,312	10,201
Richardson Electronics, Ltd.	1,362	13,879
Rofin-Sinar Technologies, Inc. (I)	1,000	23,960
Rogers Corp. (I)	1,608	96,769
Sanmina Corp. (I)	60,813	1,427,889
ScanSource, Inc. (I)	1,905	73,457
SMTC Corp. (I)	363	679
SYNNEX Corp. (I)	5,765	402,051
Tech Data Corp. (I)	21,281	1,436,468
TTM Technologies, Inc. (I)	10,402	79,575
Viasystems Group, Inc. (I)	2,572	27,392
Vicon Industries, Inc.	102	375
Vishay Intertechnology, Inc.	19,790	316,640
Vishay Precision Group, Inc. (I)	1,509	23,088

		9,838,811
Internet Software & Services - 1.1%
AOL, Inc. (I)	3,987	172,318
Bankrate, Inc. (I)	3,774	52,987
Blucora, Inc. (I)	7,765	120,979
Conversant, Inc. (I)(L)	39,811	1,096,395
Digital River, Inc. (I)	2,732	41,718
Earthlink Holdings Corp.	12,905	53,298
InterActiveCorp	1,988	138,345
Internap Network Services Corp. (I)	8,481	58,010
IntraLinks Holdings, Inc. (I)	1,345	10,572
Limelight Networks, Inc. (I)	1,035	2,453
Marchex, Inc., Class B	3,061	26,263
Monster Worldwide, Inc. (I)	4,505	25,994
Perficient, Inc. (I)	2,874	49,490
RealNetworks, Inc. (I)	4,503	34,673
Reis, Inc.	300	7,116
SciQuest, Inc. (I)(L)	24,098	384,845
support.com, Inc. (I)	4,301	10,365
TheStreet, Inc.	6,959	16,423
United Online, Inc.	2,373	30,303
XO Group, Inc. (I)	3,587	42,004

		2,374,551
IT Services - 1.5%
Acxiom Corp. (I)	7,534	139,718
CACI International, Inc., Class A (I)	18,386	1,325,998
CIBER, Inc. (I)	13,088	49,996
Convergys Corp.	10,572	202,982
CoreLogic, Inc. (I)	624	17,640
CSG Systems International, Inc.	1,163	32,238
DST Systems, Inc.	735	68,215
Euronet Worldwide, Inc. (I)	238	12,685
Global Cash Access Holdings, Inc. (I)	70	547
Jack Henry & Associates, Inc.	18,961	1,096,135
ManTech International Corp., Class A	3,611	104,647
ModusLink Global Solutions, Inc. (I)(L)	9,124	37,317
StarTek, Inc. (I)	2,139	15,508
Sykes Enterprises, Inc. (I)	2,752	57,627
The Hackett Group, Inc.	9,407	58,982
VeriFone Systems, Inc. (I)	950	33,174

		3,253,409

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (I)	3,654	$70,340
Alpha & Omega Semiconductor, Ltd. (I)	999	9,211
Amkor Technology, Inc. (I)	7,144	74,298
Amtech Systems, Inc. (I)	1,027	10,927
ANADIGICS, Inc. (I)(L)	8,400	5,263
Axcelis Technologies, Inc. (I)	3,500	7,070
AXT, Inc. (I)	3,200	7,776
Brooks Automation, Inc.	6,288	71,306
BTU International, Inc. (I)	682	2,346
Cascade Microtech, Inc. (I)	1,613	17,743
Cirrus Logic, Inc. (I)	500	12,090
Cohu, Inc.	4,766	58,622
Diodes, Inc. (I)	918	23,363
DSP Group, Inc. (I)	4,257	38,228
Entegris, Inc. (I)	79,032	959,448
Entropic Communications, Inc. (I)	2,167	5,699
Exar Corp. (I)	6,953	69,321
Fairchild Semiconductor International, Inc. (I)	69,341	1,216,935
First Solar, Inc. (I)	6,114	426,024
FormFactor, Inc. (I)	6,280	44,211
GSI Technology, Inc. (I)	2,286	12,939
Integrated Device Technology, Inc. (I)	91,337	1,502,494
Integrated Silicon Solution, Inc.	4,650	68,960
International Rectifier Corp. (I)	10,474	412,676
Intersil Corp., Class A	11,558	173,890
IXYS Corp.	3,730	44,723
Kulicke & Soffa Industries, Inc. (I)	5,373	78,929
Lattice Semiconductor Corp. (I)	12,328	92,583
Magnachip Semiconductor Corp. (I)	145	1,788
Marvell Technology Group, Ltd.	33,063	459,906
MKS Instruments, Inc.	7,441	252,548
NeoPhotonics Corp. (I)	1,108	2,969
OmniVision Technologies, Inc. (I)	5,547	150,379
ON Semiconductor Corp. (I)	4,491	43,832
Pericom Semiconductor Corp. (I)	5,042	49,311
Photronics, Inc. (I)	13,324	117,651
PMC-Sierra, Inc. (I)	12,080	89,150
Power Integrations, Inc.	16,918	1,011,358
RF Micro Devices, Inc. (I)(L)	1,793	22,359
Rudolph Technologies, Inc. (I)	4,412	42,664
Sigma Designs, Inc. (I)	4,474	21,654
Spansion, Inc., Class A (I)	2,249	50,153
SunEdison, Inc. (I)	9,085	200,143
SunPower Corp. (I)(L)	1,752	66,961
TriQuint Semiconductor, Inc. (I)	13,646	281,995
Ultra Clean Holdings, Inc. (I)	429	4,140
Veeco Instruments, Inc. (I)(L)	20,146	712,564

		9,098,940
Software - 2.2%
Aware, Inc.	3,300	13,596
Bottomline Technologies, Inc. (I)	30,010	845,082
Cadence Design Systems, Inc. (I)	62,616	1,104,546
Compuware Corp.	1,817	16,989
EnerNOC, Inc. (I)	1,705	33,486
Epiq Systems, Inc.	4,064	59,131
ePlus, Inc. (I)	1,505	87,997
GSE Systems, Inc. (I)	2,016	3,347
Mentor Graphics Corp.	5,813	126,782
MicroStrategy, Inc., Class A (I)	7,706	1,070,595
Progress Software Corp. (I)(L)	1,038	24,040
Rovi Corp. (I)	2,674	61,850
Seachange International, Inc. (I)	4,794	36,386
SS&C Technologies Holdings, Inc. (I)	23,204	1,050,213

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc. (I)	4,227	$99,377
TeleCommunication Systems, Inc., Class A (I)	7,193	21,435
Telenav, Inc. (I)	366	2,522

		4,657,374
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (I)	5,478	46,289
Concurrent Computer Corp.	526	3,945
Cray, Inc. (I)(L)	49,923	1,408,328
Electronics For Imaging, Inc. (I)	7,309	321,888
Hutchinson Technology, Inc. (I)	3,000	13,470
Imation Corp. (I)	7,779	26,060
Intevac, Inc. (I)	3,303	23,550
Lexmark International, Inc., Class A	5,606	283,439
QLogic Corp. (I)	2,153	19,485
Qumu Corp. (I)	1,101	14,302
Super Micro Computer, Inc. (I)	2,508	61,421

		2,222,177

		35,378,989
Materials - 6.2%
Chemicals - 1.8%
A. Schulman, Inc.	3,906	151,670
Axiall Corp.	7,244	301,206
Cabot Corp.	1,500	82,170
Chase Corp.	1,432	50,836
Chemtura Corp. (I)	5,600	138,264
FMC Corp.	13,258	876,884
FutureFuel Corp.	1,723	23,984
HB Fuller Company	1,429	67,220
Huntsman Corp.	4,564	122,726
Innophos Holdings, Inc.	400	23,260
Innospec, Inc.	1,269	53,526
Intrepid Potash, Inc. (I)	384	5,887
KMG Chemicals, Inc.	709	12,018
Kraton Performance Polymers, Inc. (I)	264	5,367
Landec Corp. (I)	4,944	64,915
LSB Industries, Inc. (I)	141	5,647
Minerals Technologies, Inc.	20,731	1,298,175
Olin Corp.	6,768	184,699
OM Group, Inc.	5,098	135,607
OMNOVA Solutions, Inc. (I)	2,908	24,398
Penford Corp. (I)	2,346	31,953
PolyOne Corp.	1,919	75,263
Sensient Technologies Corp.	1,703	95,555
Stepan Company	31	1,497
Trecora Resources (I)	745	9,789
Tronox, Ltd., Class A	2,953	89,653

		3,932,169
Construction Materials - 0.7%
Eagle Materials, Inc.	12,760	1,300,372
Headwaters, Inc. (I)	3,529	45,842
Martin Marietta Materials, Inc.	589	77,135
United States Lime & Minerals, Inc.	169	10,532

		1,433,881
Containers & Packaging - 1.3%
Bemis Company, Inc.	1,771	72,151
Graphic Packaging Holding Company (I)	140,571	1,797,903
MeadWestvaco Corp.	10,431	448,533
Myers Industries, Inc.	5,702	112,386
Rock-Tenn Company, Class A	6,086	299,188

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sonoco Products Company	2,409	$99,154

		2,829,315
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	1,778	74,978
AM Castle & Company (I)(L)	3,851	37,740
Ampco-Pittsburgh Corp.	1,873	39,783
Century Aluminum Company (I)	11,480	286,770
Cliffs Natural Resources, Inc. (L)	6,208	93,555
Coeur Mining, Inc. (I)	10,706	84,792
Commercial Metals Company	7,594	131,224
Friedman Industries, Inc.	1,405	11,563
General Moly, Inc. (I)	45	42
Haynes International, Inc.	20,413	1,012,077
Hecla Mining Company (L)	2,428	7,940
Horsehead Holding Corp. (I)(L)	4,541	91,683
Kaiser Aluminum Corp.	3,426	275,964
Materion Corp.	2,527	82,456
McEwen Mining, Inc. (I)	2,908	8,055
Noranda Aluminum Holding Corp.	2,332	9,491
Olympic Steel, Inc.	2,178	52,359
Reliance Steel & Aluminum Company	7,959	556,493
RTI International Metals, Inc. (I)	5,200	150,852
Schnitzer Steel Industries, Inc., Class A	1,338	37,049
Steel Dynamics, Inc.	12,645	293,870
Stillwater Mining Company (I)(L)	7,138	132,481
SunCoke Energy, Inc. (I)	2,919	70,085
Synalloy Corp.	380	6,783
United States Steel Corp.	7,971	308,079
Universal Stainless & Alloy Products, Inc. (I)	1,778	56,949

		3,913,113
Paper & Forest Products - 0.6%
Boise Cascade Company (I)	1,639	49,268
Clearwater Paper Corp. (I)	1,598	110,582
Domtar Corp.	10,000	372,900
KapStone Paper and Packaging Corp. (I)	7,261	223,203
Louisiana-Pacific Corp. (I)(L)	16,381	233,757
Mercer International, Inc. (I)	6,255	62,800
Neenah Paper, Inc.	159	8,693
PH Glatfelter Company	5,514	137,464
Resolute Forest Products, Inc. (I)	698	11,999

		1,210,666

		13,319,144
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	381	22,342
Enventis Corp.	57	1,014
Frontier Communications Corp. (L)	55,220	375,496
General Communication, Inc., Class A (I)	4,737	53,244
Hawaiian Telcom Holdco, Inc. (I)	53	1,458
Inteliquent, Inc.	3,011	36,734
Iridium Communications, Inc. (I)(L)	10,611	99,743
ORBCOMM, Inc. (I)	6,308	39,299
Premiere Global Services, Inc. (I)	7,824	103,042
Vonage Holdings Corp. (I)	2,425	8,366
Windstream Holdings, Inc. (L)	13,524	152,821

		893,559
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	411	11,352
Spok Holdings, Inc.	3,600	53,280

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	11,252	$296,378
United States Cellular Corp.	4,446	167,703

		537,546

		1,431,105
Utilities - 0.8%
Electric Utilities - 0.0%
Genie Energy, Ltd., B Shares (I)	1,746	14,597
Gas Utilities - 0.7%
UGI Corp.	28,962	1,534,407
Independent Power and Renewable Electricity
Producers - 0.1%
Dynegy, Inc. (I)	2,495	81,537
Ormat Technologies, Inc. (L)	2,376	65,411

		146,948
Water Utilities - 0.0%
Consolidated Water Company, Ltd. (L)	1,250	15,200
SJW Corp.	118	3,226

		18,426

		1,714,378

TOTAL COMMON STOCKS (Cost $141,311,790)		$205,507,360

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016) (I)(N)	208	261

TOTAL WARRANTS (Cost $0)		$261

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	1,493,701	14,947,617

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,945,095)		$14,947,617

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	8,511,344	8,511,344

TOTAL SHORT-TERM INVESTMENTS (Cost $8,511,344)		$8,511,344

Total Investments (Small Cap Opportunities Fund)
(Cost $164,768,229) - 106.8%		$228,966,582
Other assets and liabilities, net - (6.8%)		(14,549,617)

TOTAL NET ASSETS - 100.0%		$214,416,965

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.1%
Auto Components - 0.9%
Tenneco, Inc. (I)	27,393	$1,755,343
Distributors - 0.7%
Pool Corp.	26,377	1,494,521

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.4%
Choice Hotels International, Inc.	27,302	$1,478,673
Domino’s Pizza, Inc.	21,536	1,624,891
Jack in the Box, Inc.	40,531	2,409,569
The Cheesecake Factory, Inc.	31,345	1,408,958

		6,922,091
Household Durables - 0.8%
Standard Pacific Corp. (I)	185,538	1,552,953
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (I)	45,594	1,513,721
Leisure Products - 0.7%
Brunswick Corp.	33,051	1,421,193
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A (L)	49,577	1,440,212
Specialty Retail - 2.5%
DSW, Inc., Class A	41,542	1,285,309
Group 1 Automotive, Inc.	20,589	1,650,414
Monro Muffler Brake, Inc.	26,919	1,393,058
Vitamin Shoppe, Inc. (I)	19,497	764,087

		5,092,868
Textiles, Apparel & Luxury Goods - 1.7%
G-III Apparel Group, Ltd. (I)	21,839	1,802,591
Steven Madden, Ltd. (I)	48,191	1,638,012

		3,440,603

		24,633,505
Consumer Staples - 2.0%
Food Products - 2.0%
Annie’s, Inc. (I)	39,312	1,253,660
B&G Foods, Inc.	38,624	1,166,445
Lancaster Colony Corp.	18,922	1,672,894

		4,092,999

		4,092,999
Energy - 7.2%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	23,572	1,164,693
Dresser-Rand Group, Inc. (I)	22,627	1,568,051
Dril-Quip, Inc. (I)	17,161	1,741,327
Patterson-UTI Energy, Inc.	61,415	2,121,274

		6,595,345
Oil, Gas & Consumable Fuels - 4.0%
Energen Corp.	22,108	1,779,252
Laredo Petroleum, Inc. (I)(L)	53,263	1,259,137
Oasis Petroleum, Inc. (I)	39,807	1,958,106
Resolute Energy Corp. (I)(L)	75,420	605,623
SemGroup Corp., Class A	9,503	833,698
Ultra Petroleum Corp. (I)(L)	63,897	1,695,187

		8,131,003

		14,726,348
Financials - 9.9%
Banks - 3.8%
Hancock Holding Company	43,362	1,441,353
Home BancShares, Inc.	45,567	1,355,618
Prosperity Bancshares, Inc.	25,919	1,565,508
SVB Financial Group (I)	16,676	1,856,372
UMB Financial Corp.	26,895	1,553,186

		7,772,037

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (I)	7,606 $	1,606,007
Greenhill & Company, Inc. (L)	20,851	1,022,116
Janus Capital Group, Inc. (L)	120,195	1,460,369
Stifel Financial Corp. (I)	45,161	2,162,309

		6,250,801
Insurance - 1.9%
American Equity Investment Life
Holding Company	67,418	1,667,921
Protective Life Corp.	30,794	2,137,104

		3,805,025
Real Estate Investment Trusts - 1.2%
Corrections Corp. of America	49,769	1,773,767
Gaming and Leisure Properties, Inc.	19,725	656,843

		2,430,610

		20,258,473
Health Care - 18.9%
Biotechnology - 5.9%
Alnylam Pharmaceuticals, Inc. (I)	18,431	1,284,088
Exact Sciences Corp. (I)(L)	97,087	2,024,264
Incyte Corp. (I)	32,048	1,737,002
InterMune, Inc. (I)	53,327	3,916,868
NPS Pharmaceuticals, Inc. (I)	49,669	1,499,010
Seattle Genetics, Inc. (I)(L)	34,113	1,501,313

		11,962,545
Health Care Equipment & Supplies - 3.6%
Insulet Corp. (I)	37,170	1,342,209
NuVasive, Inc. (I)	45,506	1,597,261
Sirona Dental Systems, Inc. (I)	19,826	1,616,017
STERIS Corp.	33,978	1,912,622
Thoratec Corp. (I)	33,935	848,375

		7,316,484
Health Care Providers & Services - 4.8%
Chemed Corp. (L)	19,982	2,110,299
Community Health Systems, Inc. (I)	38,273	2,077,458
HealthSouth Corp.	45,042	1,774,204
Select Medical Holdings Corp.	110,532	1,549,659
VCA Antech, Inc. (I)	54,293	2,212,440

		9,724,060
Health Care Technology - 0.3%
HMS Holdings Corp. (I)	31,094	710,809
Life Sciences Tools & Services - 2.4%
PAREXEL International Corp. (I)	31,898	1,800,323
PerkinElmer, Inc.	33,916	1,521,133
Techne Corp.	17,222	1,645,045

		4,966,501
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (I)	9,791	1,595,150
Salix Pharmaceuticals, Ltd. (I)	14,430	2,295,957

		3,891,107

		38,571,506
Industrials - 17.1%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	36,044	1,484,652
TransDigm Group, Inc.	8,534	1,604,307

		3,088,959

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.8%
Forward Air Corp.	35,906	$1,662,089
Building Products - 1.1%
AO Smith Corp.	44,710	2,194,367
Commercial Services & Supplies - 2.5%
Pitney Bowes, Inc.	80,575	2,180,360
Steelcase, Inc., Class A	98,623	1,548,381
Tetra Tech, Inc.	49,633	1,265,642

		4,994,383
Construction & Engineering - 0.7%
MasTec, Inc. (I)	45,557	1,389,489
Electrical Equipment - 0.9%
Acuity Brands, Inc.	15,615	1,934,386
Machinery - 5.2%
Crane Company	23,309	1,622,073
ITT Corp.	46,746	2,237,264
Lincoln Electric Holdings, Inc.	29,197	2,075,907
WABCO Holdings, Inc. (I)	18,799	1,940,057
Wabtec Corp.	32,788	2,733,208

		10,608,509
Marine - 1.1%
Kirby Corp. (I)	19,602	2,338,323
Road & Rail - 1.7%
Knight Transportation, Inc.	72,083	1,827,304
Swift Transportation Company (I)	77,058	1,632,088

		3,459,392
Trading Companies & Distributors - 1.6%
Watsco, Inc.	16,776	1,551,612
WESCO International, Inc. (I)(L)	19,465	1,634,865

		3,186,477

		34,856,374
Information Technology - 24.6%
Communications Equipment - 1.7%
ARRIS Group, Inc. (I)	72,808	2,228,653
Finisar Corp. (I)(L)	56,671	1,150,988

		3,379,641
Electronic Equipment, Instruments & Components - 4.3%
Cognex Corp. (I)	54,146	2,273,049
IPG Photonics Corp. (I)	15,250	1,047,370
Littelfuse, Inc.	20,748	1,906,949
National Instruments Corp.	41,577	1,378,278
SYNNEX Corp. (I)	29,848	2,081,600

		8,687,246
Internet Software & Services - 3.0%
Conversant, Inc. (I)(L)	75,278	2,073,156
CoStar Group, Inc. (I)	16,711	2,418,917
Dealertrack Technologies, Inc. (I)	37,985	1,700,209

		6,192,282
IT Services - 0.7%
EPAM Systems, Inc. (I)	38,105	1,434,653
Semiconductors & Semiconductor Equipment - 3.9%
Cavium, Inc. (I)	30,573	1,717,591
MKS Instruments, Inc.	36,198	1,228,560
Power Integrations, Inc.	31,775	1,899,510
Silicon Laboratories, Inc. (I)	31,766	1,439,953
Teradyne, Inc. (L)	81,445	1,676,953

		7,962,567

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 10.2%
Aspen Technology, Inc. (I)	43,487	$1,786,881
Cadence Design Systems, Inc. (I)(L)	92,147	1,625,473
CommVault Systems, Inc. (I)	19,222	1,059,901
Guidewire Software, Inc. (I)	23,960	1,091,378
Interactive Intelligence Group, Inc. (I)	27,646	1,183,525
Manhattan Associates, Inc. (I)	121,733	3,515,649
Mentor Graphics Corp.	70,079	1,528,423
MicroStrategy, Inc., Class A (I)	11,309	1,571,159
NetScout Systems, Inc. (I)	43,330	1,996,213
Qlik Technologies, Inc. (I)	56,461	1,593,894
Qualys, Inc. (I)	41,934	1,018,996
SolarWinds, Inc. (I)	27,602	1,181,090
The Ultimate Software Group, Inc. (I)	11,542	1,696,559

		20,849,141
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (I)(L)	61,087	1,723,264

		50,228,794
Materials - 4.0%
Chemicals - 1.8%
PolyOne Corp.	51,737	2,029,125
Rockwood Holdings, Inc.	20,050	1,623,649

		3,652,774
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	12,569	1,646,036
Containers & Packaging - 0.8%
Berry Plastics Group, Inc. (I)	63,359	1,527,585
Metals & Mining - 0.6%
Carpenter Technology Corp.	22,327	1,221,957

		8,048,352
Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
SBA Communications Corp., Class A (I)	27,342	3,015,549
Utilities - 0.9%
Electric Utilities - 0.9%
ITC Holdings Corp.	46,883	1,751,080

TOTAL COMMON STOCKS (Cost $138,174,115)		$200,182,980

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/04/2016) (I)(N)	92,945	3,625

TOTAL RIGHTS (Cost $6,041)		$3,625

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	1,904,846	19,061,985

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,061,417)		$19,061,985

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	10,670,594	10,670,594

TOTAL SHORT-TERM INVESTMENTS (Cost $10,670,594)		$10,670,594

Total Investments (Small Company Growth Fund)
(Cost $167,912,167) - 112.8%		$229,919,184
Other assets and liabilities, net - (12.8%)		(26,018,679)

TOTAL NET ASSETS - 100.0%		$203,900,505

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 13.7%
Auto Components - 1.6%
Drew Industries, Inc.	94,700	$4,203,732
Modine Manufacturing Company (I)	147,700	2,100,294

		6,304,026
Automobiles - 0.8%
Winnebago Industries, Inc. (I)	121,200	2,997,276
Distributors - 1.1%
Pool Corp.	76,600	4,340,156
Diversified Consumer Services - 1.8%
American Public Education, Inc. (I)	40,400	1,226,544
Ascent Capital Group, Inc., Class A (I)	32,300	2,015,843
Matthews International Corp., Class A	82,000	3,784,300

		7,026,687
Hotels, Restaurants & Leisure - 0.8%
Belmond, Ltd., Class A (I)	161,200	2,060,136
Red Robin Gourmet Burgers, Inc. (I)	18,400	977,040

		3,037,176
Household Durables - 2.0%
CSS Industries, Inc.	63,300	1,600,224
Ethan Allen Interiors, Inc. (L)	62,500	1,576,875
M/I Homes, Inc. (I)	54,900	1,249,524
Meritage Homes Corp. (I)	85,200	3,516,204

		7,942,827
Leisure Products - 0.5%
Brunswick Corp.	41,200	1,771,600
Media - 0.5%
Saga Communications, Inc., Class A	52,400	1,992,772
Multiline Retail - 0.3%
Fred’s, Inc., Class A	72,000	1,024,560
Specialty Retail - 3.4%
Aaron’s, Inc.	228,400	5,851,608
Haverty Furniture Companies, Inc.	105,600	2,457,312
MarineMax, Inc. (I)	48,000	828,480
Pier 1 Imports, Inc. (L)	112,650	1,775,364
Sportsman’s Warehouse Holdings, Inc. (I)	35,200	211,552
Stein Mart, Inc.	180,300	2,244,735

		13,369,051
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (I)	65,400	1,010,430

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Culp, Inc.	78,600	$1,437,594
Kate Spade & Company (I)	39,400	1,274,196

		3,722,220

		53,528,351
Consumer Staples - 0.7%
Food & Staples Retailing - 0.6%
SpartanNash Company	100,600	2,161,894
Tobacco - 0.1%
Alliance One International, Inc. (I)	210,800	467,976

		2,629,870
Energy - 6.8%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (I)	33,500	1,655,235
C&J Energy Services, Inc. (I)	47,400	1,359,906
CARBO Ceramics, Inc. (L)	21,100	2,270,149
Hercules Offshore, Inc. (I)(L)	112,800	380,136
Tesco Corp.	60,700	1,288,054
TETRA Technologies, Inc. (I)	147,200	1,736,960

		8,690,440
Oil, Gas & Consumable Fuels - 4.6%
Bonanza Creek Energy, Inc. (I)	7,000	429,870
Cloud Peak Energy, Inc. (I)	115,600	1,816,076
Energy XXI Bermuda, Ltd. (L)	34,421	567,947
GasLog, Ltd. (L)	116,100	2,938,491
Magnum Hunter Resources Corp. (I)(L)	128,400	887,244
Matador Resources Company (I)	74,800	2,046,528
Northern Oil and Gas, Inc. (I)(L)	142,000	2,392,700
Oasis Petroleum, Inc. (I)	75,900	3,733,521
PDC Energy, Inc. (I)	31,000	1,862,790
Teekay Tankers, Ltd., Class A (L)	262,500	1,118,250

		17,793,417

		26,483,857
Financials - 23.4%
Banks - 8.3%
BBCN Bancorp, Inc.	106,700	1,557,820
Columbia Banking System, Inc.	92,500	2,405,925
East West Bancorp, Inc.	182,495	6,358,126
Glacier Bancorp, Inc.	143,300	3,900,626
Home BancShares, Inc.	182,200	5,420,450
Signature Bank (I)	28,200	3,340,572
SVB Financial Group (I)	49,400	5,499,208
Wintrust Financial Corp.	88,700	4,130,759

		32,613,486
Capital Markets - 2.7%
Ares Capital Corp.	163,600	2,805,740
Hercules Technology Growth Capital, Inc. (L)	187,200	2,862,288
JMP Group, Inc.	75,600	518,616
KCAP Financial, Inc. (L)	64,840	535,578
Main Street Capital Corp. (L)	30,600	996,336
Piper Jaffray Companies (I)	26,600	1,419,376
Safeguard Scientifics, Inc. (I)	63,800	1,250,480

		10,388,414
Diversified Financial Services - 0.5%
Compass Diversified Holdings	105,000	1,928,850
Insurance - 3.8%
Assured Guaranty, Ltd.	64,802	1,564,968
Employers Holdings, Inc.	101,850	2,180,609

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Markel Corp. (I)	545	$359,591
Meadowbrook Insurance Group, Inc.	226,100	1,399,559
National Interstate Corp.	78,000	2,184,000
ProAssurance Corp.	151,700	7,008,540

		14,697,267
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust	105,600	3,043,392
Catchmark Timber Trust, Inc., Class A	22,790	273,708
CBL & Associates Properties, Inc.	143,600	2,728,400
Cedar Realty Trust, Inc.	220,100	1,424,047
First Potomac Realty Trust	176,900	2,342,156
Hatteras Financial Corp.	60,300	1,199,970
Kilroy Realty Corp.	53,000	3,352,250
Kite Realty Group Trust	61,700	1,586,924
LaSalle Hotel Properties	97,200	3,552,660
Potlatch Corp.	65,400	2,791,272
PS Business Parks, Inc.	11,700	954,018
Redwood Trust, Inc.	138,300	2,678,871
Saul Centers, Inc.	41,800	2,083,730
Washington Real Estate Investment Trust	62,000	1,722,360

		29,733,758
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (I)	22,200	444,000
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	121,000	1,761,760

		91,567,535
Health Care - 3.7%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	90,900	1,071,711
Health Care Equipment & Supplies - 2.2%
Analogic Corp.	24,700	1,783,340
Atrion Corp.	500	160,000
Quidel Corp. (I)(L)	74,000	1,746,400
West Pharmaceutical Services, Inc.	112,700	4,894,561

		8,584,301
Health Care Providers & Services - 1.2%
Landauer, Inc.	24,200	881,364
National Healthcare Corp.	47,000	2,693,100
Triple-S Management Corp., Class B (I)	63,830	1,221,706

		4,796,170

		14,452,182
Industrials - 25.3%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (I)	164,100	1,235,673
Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A (I)	59,800	2,600,702
Airlines - 1.7%
Alaska Air Group, Inc.	138,900	6,436,626
Building Products - 1.5%
Gibraltar Industries, Inc. (I)	126,700	2,015,797
Quanex Building Products Corp.	71,600	1,293,096
Universal Forest Products, Inc.	52,800	2,500,080

		5,808,973
Commercial Services & Supplies - 3.7%
G&K Services, Inc., Class A	63,800	3,565,782
McGrath RentCorp.	129,900	4,806,300
MSA Safety, Inc.	63,900	3,537,504

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
US Ecology, Inc.	58,600	$2,504,564

		14,414,150
Construction & Engineering - 1.4%
Aegion Corp. (I)	104,900	2,586,834
Comfort Systems USA, Inc.	111,700	1,697,840
Pike Corp. (I)	109,100	1,300,472

		5,585,146
Electrical Equipment - 0.6%
Franklin Electric Company, Inc.	61,200	2,323,152
Machinery - 5.5%
Astec Industries, Inc.	51,300	2,131,002
CIRCOR International, Inc.	45,300	3,224,907
ESCO Technologies, Inc.	82,300	2,962,800
IDEX Corp.	17,400	1,338,756
Luxfer Holdings PLC, ADR	52,800	997,920
Nordson Corp.	57,100	4,628,526
RBC Bearings, Inc.	18,500	1,143,670
Sun Hydraulics Corp.	41,600	1,665,248
Woodward, Inc.	67,060	3,502,544

		21,595,373
Marine - 1.8%
Kirby Corp. (I)	59,000	7,038,110
Professional Services - 1.8%
FTI Consulting, Inc. (I)	52,200	1,936,620
Navigant Consulting, Inc. (I)	136,300	2,220,327
On Assignment, Inc. (I)	103,000	3,044,680

		7,201,627
Road & Rail - 4.4%
Genesee & Wyoming, Inc., Class A (I)	73,200	7,197,756
Landstar System, Inc.	122,900	8,340,609
Universal Truckload Services, Inc.	67,300	1,675,097

		17,213,462
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (I)	167,200	4,768,544
Kaman Corp.	65,200	2,651,032

		7,419,576

		98,872,570
Information Technology - 10.5%
Communications Equipment - 0.7%
IXIA (I)	162,900	1,567,098
Sonus Networks, Inc. (I)	349,600	1,317,992

		2,885,090
Electronic Equipment, Instruments & Components - 6.3%
Badger Meter, Inc.	4,000	208,320
Belden, Inc.	65,300	4,771,471
Cognex Corp. (I)	52,400	2,199,752
Electro Rent Corp.	152,000	2,299,760
Electro Scientific Industries, Inc.	141,500	1,049,930
Fabrinet (I)	105,600	1,709,664
Littelfuse, Inc.	48,900	4,494,399
Methode Electronics, Inc.	56,900	1,918,668
Newport Corp. (I)	66,900	1,262,403
SYNNEX Corp. (I)	66,200	4,616,788

		24,531,155
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (I)	121,500	2,338,875
Brooks Automation, Inc.	105,700	1,198,638

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp. (I)	71,800	$3,080,220
Entegris, Inc. (I)	147,100	1,785,794
Teradyne, Inc. (L)	130,400	2,684,936

		11,088,463
Software - 0.7%
Progress Software Corp. (I)	117,400	2,718,984

		41,223,692
Materials - 9.7%
Chemicals - 2.6%
American Vanguard Corp. (L)	94,700	1,272,768
Innospec, Inc.	128,500	5,420,130
Minerals Technologies, Inc.	58,100	3,638,222

		10,331,120
Containers & Packaging - 2.0%
AptarGroup, Inc.	80,700	5,176,905
Myers Industries, Inc.	136,200	2,684,502

		7,861,407
Metals & Mining - 2.9%
Carpenter Technology Corp.	58,100	3,179,813
Royal Gold, Inc.	27,600	2,145,900
Sandstorm Gold, Ltd. (I)(L)	408,300	2,425,302
Schnitzer Steel Industries, Inc., Class A	47,500	1,315,275
Stillwater Mining Company (I)(L)	116,100	2,154,816

		11,221,106
Paper & Forest Products - 2.2%
Clearwater Paper Corp. (I)	61,200	4,235,040
Deltic Timber Corp.	43,000	2,848,320
Wausau Paper Corp.	161,500	1,472,880

		8,556,240

		37,969,873
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (I)	110,760	1,458,709
Utilities - 4.2%
Electric Utilities - 2.4%
Cleco Corp.	80,400	4,536,168
El Paso Electric Company	73,600	2,895,424
PNM Resources, Inc.	67,300	1,763,933

		9,195,525
Gas Utilities - 0.7%
Southwest Gas Corp.	55,400	2,892,434
Multi-Utilities - 1.1%
Black Hills Corp.	37,600	2,020,248
NorthWestern Corp.	49,300	2,380,204

		4,400,452

		16,488,411

TOTAL COMMON STOCKS (Cost $211,473,094)		$384,675,050

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	2,261,730	22,633,360

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,621,835)		$22,633,360

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	505,346	505,346
T. Rowe Price Reserve Investment
Fund, 0.0575% (Y)	2,276,242	2,276,242

		2,781,588

TOTAL SHORT-TERM INVESTMENTS (Cost $2,781,588)		$2,781,588

Total Investments (Small Company Value Fund)
(Cost $236,876,517) - 104.9%		$410,089,998
Other assets and liabilities, net - (4.9%)		(19,011,337)

TOTAL NET ASSETS - 100.0%		$391,078,661

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.3%
U.S. Government - 6.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2017	4,092,270	$4,186,264
0.375%, 07/15/2023	133,134	135,464
0.500%, 04/15/2015	582,868	585,508
0.625%, 01/15/2024 to 02/15/2043	5,105,638	5,262,139
1.625%, 01/15/2015	1,248,150	1,253,611
1.875%, 07/15/2015	1,899,184	1,950,967
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,460,000	2,308,615
3.000%, 05/15/2042	2,695,000	2,667,209
3.125%, 02/15/2043 to 08/15/2044	6,695,000	6,764,946
3.375%, 05/15/2044	810,000	857,588
3.500%, 02/15/2039	690,000	751,453
3.625%, 08/15/2043 to 02/15/2044	1,670,000	1,849,881
4.375%, 05/15/2041	2,300,000	2,886,859
4.500%, 08/15/2039	680,000	863,175
4.625%, 02/15/2040	180,000	233,156
5.375%, 02/15/2031	1,810,000	2,441,802
6.125%, 08/15/2029	380,000	542,213
7.625%, 02/15/2025	205,000	305,802
U.S. Treasury Notes
0.500%, 07/31/2017	1,120,000	1,105,651
0.625%, 11/30/2017	3,925,000	3,864,900
0.750%, 01/15/2017	1,865,000	1,867,331
1.250%, 10/31/2018	11,955,000	11,861,608
1.500%, 05/31/2019	3,690,000	3,673,568
U.S. Treasury Strips 3.465%, 05/15/2021	540,000	469,505

		58,689,215
U.S. Government Agency - 17.2%
Federal Home Loan Banks
0.500%, 11/20/2015	545,000	546,530
0.625%, 12/28/2016	270,000	269,501
Federal Home Loan Mortgage Corp.
0.875%, 10/14/2016	1,360,000	1,365,626
2.136%, 06/01/2038 (P)	35,326	37,526
2.208%, 09/01/2035 (P)	22,055	23,356
2.225%, 07/01/2035 (P)	19,014	20,239
2.226%, 07/01/2035 (P)	30,418	32,379
2.335%, 05/01/2037 (P)	24,249	25,912
2.348%, 01/01/2036 (P)	1,184	1,261

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.358%, 02/01/2037 (P)	$41,829	$44,638
2.381%, 03/01/2036 (P)	12,005	12,872
2.410%, 09/01/2032 (P)	1,293	1,386
2.419%, 02/01/2037 (P)	22,170	23,770
2.432%, 01/01/2037 (P)	7,558	8,090
2.500%, 05/01/2028	682,253	692,086
2.525%, 11/01/2035 (P)	3,490	3,738
2.774%, 02/01/2037 (P)	32,470	34,813
3.000%, 12/01/2042 to 06/01/2043	2,824,838	2,818,462
3.500%, 09/01/2042 to 11/01/2042	1,124,689	1,156,623
4.000%, 01/01/2025 to 12/01/2041	1,436,117	1,522,174
4.500%, 11/01/2018 to 04/01/2041	1,812,498	1,960,370
5.000%, 10/01/2018 to 04/01/2040	562,822	613,838
5.500%, 03/01/2018 to 12/01/2039	705,697	778,830
5.859%, 12/01/2036 (P)	10,208	10,944
5.954%, 10/01/2036 (P)	47,839	51,354
6.000%, 04/01/2017 to 12/01/2033	135,230	150,341
6.064%, 11/01/2036 (P)	20,841	22,460
6.500%, 05/01/2017 to 11/01/2033	35,715	39,850
7.000%, 02/01/2024 to 06/01/2032	116,947	136,367
7.500%, 05/01/2024 to 06/01/2024	1,262	1,457
10.500%, 05/01/2019	16	17
Federal National Mortgage Association
0.375%, 07/05/2016	270,000	269,390
0.625%, 08/26/2016	890,000	890,507
1.736%, 10/01/2033 (P)	35,664	36,961
1.950%, 06/01/2037 (P)	36,966	38,770
1.987%, 12/01/2035 (P)	7,558	7,995
2.055%, 07/01/2035 (P)	25,897	27,380
2.067%, 07/01/2027 (P)	449	460
2.189%, 08/01/2037 (P)	41,998	45,030
2.196%, 12/01/2035 (P)	7,338	7,776
2.206%, 08/01/2036 (P)	74,251	79,080
2.232%, 09/01/2035 (P)	93,835	99,685
2.235%, 11/01/2035 (P)	65,215	69,201
2.250%, 09/01/2037 (P)	21,142	22,668
2.343%, 05/01/2038 (P)	19,450	20,853
2.498%, 01/01/2037 (P)	43,615	46,726
2.500%, 10/01/2027 to 03/01/2043	2,396,432	2,407,082
2.517%, 12/01/2035 (P)	2,904	3,111
2.520%, 12/01/2035 (P)	3,476	3,727
2.665%, 12/01/2036 (P)	81,065	86,917
3.000%, TBA (C)	3,080,000	3,069,248
3.000%, 10/01/2026 to 11/01/2043	11,661,135	11,714,114
3.500%, 01/01/2026 to 12/01/2043	6,517,230	6,747,451
4.000%, 03/01/2025 to 06/01/2042	7,183,337	7,633,981
4.500%, 05/01/2019 to 04/01/2042	6,871,634	7,410,750
5.000%, 05/01/2018 to 06/01/2040	4,967,917	5,479,444
5.500%, 05/01/2016 to 03/01/2040	3,738,840	4,167,254
5.542%, 01/01/2019 (P)	286	306
5.990%, 09/01/2036 (P)	5,122	5,511
6.000%, 03/01/2021 to 04/01/2040	2,818,992	3,177,470
6.500%, 11/01/2015 to 05/01/2040	742,324	848,725
7.000%, 12/01/2029 to 04/01/2037	11,007	12,622
7.125%, 01/15/2030	365,000	543,181
Government National
Mortgage Association
2.500%, 07/20/2027 to 06/20/2043	2,603,487	2,539,617
3.000%, 06/20/2027 to 04/20/2043	10,232,684	10,390,909
3.500%, TBA (C)	4,500,000	4,679,100
3.500%, 09/15/2041 to 07/20/2044	21,734,597	22,617,708

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
4.000%, TBA (C)		$1,205,000	$1,283,569
4.000%, 08/20/2039 to 04/20/2043		14,192,520	15,151,485
4.500%, TBA (C)		710,000	771,840
4.500%, 08/15/2039 to 03/20/2041		15,757,767	17,220,315
5.000%, 02/15/2018 to 09/20/2041		9,867,695	10,909,658
5.500%, 02/15/2029 to 10/20/2040		4,701,251	5,259,586
6.000%, 02/15/2016 to 06/20/2044		4,936,908	5,606,842
6.500%, 12/15/2014 to 05/15/2040		1,387,137	1,594,087
7.000%, 04/15/2017 to 12/15/2034		602,515	706,920
9.250%, 02/15/2017 to 12/15/2019		1,395	1,601
9.750%, 07/15/2017 to 02/15/2021		1,599	1,888
10.250%, 11/15/2020		1,483	1,773

			166,117,084

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $222,148,933)			$224,806,299

FOREIGN GOVERNMENT
OBLIGATIONS - 14.2%
Angola - 0.0%
Republic of Angola
7.000%, 08/16/2019		300,000	328,680
Argentina - 0.3%
Republic of Argentina
2.260%, 12/31/2038 (I)	EUR	520,000	321,129
7.000%, 10/03/2015 to 04/17/2017		$1,050,000	922,950
8.280%, 12/31/2033 (H)		224,326	179,461
8.750%, 06/02/2017 (I)		120,000	101,220
8.750%, 05/07/2024		1,152,414	958,232

			2,482,992
Armenia - 0.0%
Republic of Armenia
6.000%, 09/30/2020 (S)		300,000	312,000
Australia - 0.2%
New South Wales Treasury Corp.
4.000%, 04/20/2023	AUD	678,000	653,239
6.000%, 03/01/2022		706,000	769,790

			1,423,029
Austria - 0.1%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	122,000	206,789
3.400%, 11/22/2022 (S)		133,000	210,365
3.900%, 07/15/2020 (S)		520,000	820,725

			1,237,879
Barbados - 0.0%
Government of Barbados
6.625%, 12/05/2035		$200,000	162,000
Belgium - 0.2%
Kingdom of Belgium
3.250%, 09/28/2016 (S)	EUR	148,000	207,385
4.000%, 03/28/2018 (S)		293,000	437,808
4.000%, 03/28/2022		111,000	180,228
4.250%, 09/28/2021 (S)		65,000	106,348
5.000%, 03/28/2035 (S)		251,000	492,288

			1,424,057

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	$199,000
4.854%, 02/06/2024 (S)		685,000	714,113
5.603%, 07/20/2020 (S)		200,000	221,000

			1,134,113
Brazil - 1.2%
Federative Republic of Brazil
2.625%, 01/05/2023		490,000	461,825
2.875%, 04/01/2021	EUR	100,000	136,007
4.250%, 01/07/2025		$360,000	374,400
5.625%, 01/07/2041		1,710,000	1,923,750
6.000%, 05/15/2017 to 08/15/2024	BRL	4,834,000	5,521,327
10.000%, 01/01/2017 to 01/01/2023		7,741,000	3,417,313

			11,834,622
Bulgaria - 0.0%
Republic of Bulgaria
2.950%, 09/03/2024	EUR	100,000	131,888
Canada - 0.4%
Government of Canada
2.750%, 06/01/2022	CAD	45,000	44,255
3.500%, 06/01/2020		401,000	407,974
Province of British Columbia
3.700%, 12/18/2020		1,066,000	1,073,559
Province of Manitoba
1.300%, 04/03/2017		$380,000	383,098
3.050%, 05/14/2024		60,000	61,108
Province of Ontario
1.200%, 02/14/2018		125,000	123,979
1.600%, 09/21/2016		475,000	483,427
2.850%, 06/02/2023	CAD	470,000	437,204
3.500%, 06/02/2043		99,000	91,160
Province of Quebec
5.000%, 12/01/2038		200,000	226,631

			3,332,395
China - 0.1%
Republic of China
1.940%, 08/18/2018	CNY	6,000,000	942,193
3.090%, 11/22/2018		500,000	81,925

			1,024,118
Colombia - 0.1%
Republic of Colombia
2.625%, 03/15/2023		$255,000	242,123
6.125%, 01/18/2041		875,000	1,080,625

			1,322,748
Congo - 0.0%
Republic of Congo
3.500%, 06/30/2029		58,045	53,603
Croatia - 0.1%
Republic of Croatia
6.000%, 01/26/2024 (S)		200,000	215,000
6.375%, 03/24/2021		200,000	220,000

			435,000
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	562,000	861,626
3.875%, 05/24/2022		180,000	284,144

			1,145,770

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	$533,990
7.000%, 11/10/2024		364,000	102,484

			636,474
Dominican Republic - 0.0%
Government of Dominican Republic
6.600%, 01/28/2024 (S)		$100,000	109,500
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	311,851
France - 0.4%
Caisse d’Amortissement de la Dette
Sociale
2.500%, 10/25/2022		302,000	445,257
Government of France
1.000%, 07/25/2017		1,001,000	1,351,341
2.250%, 05/25/2024		84,000	121,464
3.750%, 04/25/2021		789,000	1,250,330
4.000%, 10/25/2038		434,000	773,265
5.750%, 10/25/2032		102,000	213,696

			4,155,353
Gabon - 0.0%
Republic of Gabon
6.375%, 12/12/2024		$200,000	218,500
Germany - 0.1%
Federal Republic of Germany
1.500%, 02/15/2023	EUR	136,000	190,455
2.500%, 07/04/2044		278,000	430,330

			620,785
Greece - 0.1%
Republic of Greece
2.000%, 02/24/2027		655,000	652,432
4.750%, 04/17/2019 (S)		310,000	417,553

			1,069,985
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	32,438
Hungary - 0.0%
Republic of Hungary
5.375%, 03/25/2024		200,000	215,500
5.750%, 11/22/2023		90,000	99,000

			314,500
Iceland - 0.2%
Republic of Iceland
4.875%, 06/16/2016		125,000	130,506
4.875%, 06/16/2016 (S)		700,000	730,832
5.875%, 05/11/2022 (S)		663,000	754,581
5.875%, 05/11/2022		442,000	503,054

			2,118,973
Indonesia - 0.8%
Indonesia Retail Bond
8.500%, 10/15/2016	IDR	2,035,000,000	176,752
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		$1,020,000	963,900
Republic of Indonesia
2.875%, 07/08/2021 (S)	EUR	130,000	173,803
3.750%, 04/25/2022 (S)		$1,575,000	1,555,313

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
4.625%, 04/15/2043		$820,000	$765,675
4.875%, 05/05/2021		1,000,000	1,068,750
4.875%, 05/05/2021 (S)		420,000	448,875
5.250%, 01/17/2042		300,000	304,125
5.625%, 05/15/2023	IDR	2,156,000,000	156,666
6.125%, 05/15/2028		4,671,000,000	322,448
7.000%, 05/15/2022 to 05/15/2027		4,558,000,000	355,390
7.750%, 01/17/2038		$450,000	594,563
8.250%, 07/15/2021 to 06/15/2032	IDR	3,307,000,000	279,795
8.375%, 03/15/2024		9,536,000,000	829,483

			7,995,538
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		$457,000	405,016
Ireland - 0.2%
Republic of Ireland
4.500%, 10/18/2018 to 04/18/2020	EUR	711,000	1,101,734
5.400%, 03/13/2025		171,000	297,367

			1,399,101
Israel - 0.1%
Government of Israel
4.250%, 03/31/2023	ILS	1,283,000	420,668
Italy - 0.8%
Republic of Italy
3.500%, 11/01/2017 to 12/01/2018	EUR	987,000	1,427,076
3.750%, 03/01/2021		363,000	541,020
4.250%, 09/01/2019 to 03/01/2020		431,000	651,968
4.500%, 02/01/2018 to 08/01/2018		1,417,000	2,117,056
4.750%, 09/01/2044 (S)		605,000	958,451
5.500%, 09/01/2022		852,000	1,403,275
5.750%, 02/01/2033		40,000	71,007

			7,169,853
Ivory Coast - 0.1%
Republic of Ivory Coast
5.750%, 12/31/2032		$585,000	583,175
Jamaica - 0.1%
Government of Jamaica
7.625%, 07/09/2025		440,000	468,600
8.000%, 06/24/2019		220,000	237,600
8.500%, 11/16/2021		71,428	74,643
10.625%, 06/20/2017		205,000	234,709

			1,015,552
Japan - 1.1%
Government of Japan
0.100%, 09/10/2023 to 03/10/2024	JPY	386,176,800	4,002,810
0.400%, 03/20/2018		157,850,000	1,532,514
1.400%, 03/20/2018 to 03/20/2020		127,350,000	1,297,030
1.500%, 06/20/2034		10,250,000	101,177
1.700%, 06/20/2032		88,350,000	919,649
2.200%, 06/22/2020		192,100,000	2,059,405
2.300%, 06/20/2028		31,950,000	365,612

			10,278,197
Latvia - 0.0%
Republic of Latvia
2.875%, 04/30/2024	EUR	135,000	188,136

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Lithuania - 0.1%
Republic of Lithuania
4.850%, 02/07/2018	EUR	457,000	$679,287
Malaysia - 0.3%
Government of Malaysia
3.418%, 08/15/2022	MYR	293,000	89,605
3.492%, 03/31/2020		2,805,000	876,821
3.889%, 07/31/2020		2,789,000	888,504
4.160%, 07/15/2021		189,000	61,125
4.232%, 06/30/2031		190,000	59,888
4.378%, 11/29/2019		1,170,000	382,292
4.498%, 04/15/2030		471,000	153,714
4.646%, 07/06/2021		$250,000	278,575

			2,790,524
Mexico - 1.1%
Government of Mexico
2.500%, 12/10/2020	MXN	4,851,431	385,204
4.000%, 06/13/2019		2,784,030	239,020
4.000%, 10/02/2023		$220,000	233,200
4.750%, 03/08/2044		1,370,000	1,437,130
5.550%, 01/21/2045		116,000	136,126
5.750%, 10/12/2110		100,000	111,250
6.050%, 01/11/2040		324,000	405,000
6.500%, 06/10/2021 to 06/09/2022	MXN	10,240,000	831,727
7.750%, 11/13/2042		43,204,000	3,772,759
8.000%, 06/11/2020		9,250,000	809,877
8.500%, 11/18/2038		11,124,000	1,044,560
9.500%, 12/18/2014		14,930,000	1,163,222
10.000%, 11/20/2036		1,629,000	173,923
United Mexican States
3.625%, 04/09/2029	EUR	100,000	143,812

			10,886,810
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	188,500
5.125%, 12/05/2022		200,000	174,000

			362,500
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		600,000	603,000
Namibia - 0.0%
Namibia International Bonds
5.500%, 11/03/2021		200,000	216,500
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	581,000	1,153,586
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	225,688
Pakistan - 0.0%
Islamic Republic of Pakistan
7.250%, 04/15/2019 (S)		$200,000	203,000
Peru - 0.0%
Republic of Peru
5.625%, 11/18/2050		290,000	342,200
Philippines - 0.1%
Republic of Philippines
4.200%, 01/21/2024		200,000	214,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Philippines (continued)
Republic of Philippines (continued)
6.375%, 10/23/2034		$440,000	$572,000

			786,500
Poland - 0.0%
Republic of Poland
3.750%, 01/19/2023	EUR	224,000	345,096
Romania - 0.2%
Government of Romania
4.375%, 08/22/2023 (S)		$378,000	394,538
4.625%, 09/18/2020	EUR	410,000	614,410
4.875%, 11/07/2019		294,000	441,967
5.250%, 06/17/2016		255,000	360,354
6.750%, 02/07/2022		$120,000	144,750

			1,956,019
Russia - 0.7%
Government of Russia
4.500%, 04/04/2022		800,000	781,200
7.500%, 03/15/2018	RUB	8,772,000	222,181
7.500%, 03/31/2030		$4,973,785	5,533,336

			6,536,717
Serbia - 0.3%
Republic of Serbia
4.875%, 02/25/2020		600,000	610,500
5.250%, 11/21/2017		460,000	478,975
5.250%, 11/21/2017 (S)		200,000	208,250
5.875%, 12/03/2018 (S)		320,000	339,600
6.750%, 11/01/2024		281,157	283,618
7.250%, 09/28/2021		900,000	1,037,250

			2,958,193
Singapore - 0.0%
Republic of Singapore
3.125%, 09/01/2022	SGD	276,000	239,508
Slovenia - 0.2%
Republic of Slovenia
3.000%, 04/08/2021	EUR	70,000	97,734
4.125%, 02/18/2019 (S)		$400,000	423,000
4.125%, 01/26/2020	EUR	65,000	96,011
4.750%, 05/10/2018		$302,000	325,405
5.250%, 02/18/2024 (S)		200,000	217,000
5.850%, 05/10/2023		629,000	711,399

			1,870,549
South Africa - 0.8%
Republic of South Africa
4.665%, 01/17/2024		850,000	881,875
5.500%, 03/09/2020		110,000	120,588
5.875%, 05/30/2022 to 09/16/2025		1,800,000	2,035,875
6.250%, 03/08/2041		100,000	117,000
6.500%, 02/28/2041	ZAR	536,000	39,108
6.750%, 03/31/2021		13,911,000	1,253,956
6.875%, 05/27/2019		$125,000	144,375
7.750%, 02/28/2023	ZAR	19,360,000	1,813,800
8.000%, 12/21/2018		5,854,000	567,456
8.250%, 09/15/2017		2,495,000	243,279
10.500%, 12/21/2026		6,053,000	675,995

			7,893,307
South Korea - 0.2%
Republic of Korea
2.299%, 09/11/2014 (Z)	KRW	764,690,000	753,786

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
2.470%, 04/02/2015	KRW	41,040,000	$40,508
4.500%, 03/10/2015		1,158,890,000	1,155,641

			1,949,935
Spain - 0.2%
Instituto de Credito Oficial
6.000%, 03/08/2021	EUR	209,000	351,030
Kingdom of Spain
3.800%, 01/31/2017		100,000	142,127
4.100%, 07/30/2018		96,000	142,358
4.250%, 10/31/2016		96,000	136,650
4.500%, 01/31/2018		152,000	225,424
5.500%, 07/30/2017		389,000	583,860
5.750%, 07/30/2032		72,000	131,229

			1,712,678
Sri Lanka - 0.1%
Republic of Sri Lanka
5.875%, 07/25/2022		$300,000	313,125
6.000%, 01/14/2019 (S)		200,000	211,500
6.250%, 07/27/2021		350,000	374,500

			899,125
Sweden - 0.1%
Kingdom of Sweden
1.500%, 11/13/2023	SEK	115,000	16,766
3.500%, 06/01/2022		1,730,000	291,393
3.750%, 08/12/2017		3,590,000	564,705
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	467,951

			1,340,815
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.332%, 03/09/2020 (P)		300,000	322,500
Thailand - 0.0%
Kingdom of Thailand
3.250%, 06/16/2017	THB	10,084,000	321,568
3.450%, 03/08/2019		1,628,000	51,760

			373,328
Turkey - 0.8%
Hazine Mustesarligi Varlik Kiralama AS
4.557%, 10/10/2018 (S)		$475,000	498,750
Republic of Turkey
3.250%, 03/23/2023		300,000	280,575
4.875%, 04/16/2043		800,000	776,000
5.125%, 03/25/2022		800,000	851,200
6.000%, 01/14/2041		715,000	790,075
6.250%, 09/26/2022		600,000	684,000
6.750%, 05/30/2040		250,000	300,375
6.875%, 03/17/2036		360,000	438,408
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,180,676
7.500%, 11/07/2019		200,000	236,520
8.300%, 10/07/2015	TRY	114,000	52,464
8.500%, 09/14/2022		498,000	224,290

			7,313,333
Ukraine - 0.3%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	354,080
6.580%, 11/21/2016		2,475,000	2,190,375

			2,544,455

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 1.0%
Government of United Kingdom
1.250%, 07/22/2018	GBP	1,105,000	$1,817,017
1.750%, 07/22/2019		1,990,000	3,309,283
2.250%, 09/07/2023		348,000	577,449
4.250%, 09/07/2039 to 12/07/2046		987,000	2,037,975
4.500%, 12/07/2042		979,000	2,118,692

			9,860,416
Venezuela - 0.4%
Republic of Venezuela
7.650%, 04/21/2025		$800,000	558,000
8.250%, 10/13/2024		700,000	504,000
9.250%, 05/07/2028		635,100	482,676
11.950%, 08/05/2031		2,315,300	2,043,252
12.750%, 08/23/2022		500,000	477,500

			4,065,428
Zambia - 0.0%
Republic of Zambia
8.500%, 04/14/2024 (S)		200,000	232,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $135,033,213)			$137,491,486

CORPORATE BONDS - 38.5%
Consumer Discretionary - 6.4%
21st Century Fox America, Inc.
5.300%, 12/15/2014		210,000	212,958
6.150%, 02/15/2041		370,000	456,439
6.400%, 12/15/2035		205,000	261,197
8.250%, 08/10/2018		145,000	178,475
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		300,000	291,000
99 Cents Only Stores
11.000%, 12/15/2019		300,000	330,000
Affinia Group, Inc.
7.750%, 05/01/2021		75,000	77,250
Altice SA
7.250%, 05/15/2022 (S)	EUR	100,000	139,322
7.750%, 05/15/2022 (S)		$650,000	690,625
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	227,813
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	103,000
6.250%, 03/15/2021		200,000	212,000
6.625%, 10/15/2022		225,000	241,875
Arcelik AS
5.000%, 04/03/2023		300,000	287,250
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020	GBP	100,000	185,729
AutoZone, Inc.
1.300%, 01/13/2017		$140,000	140,343
5.500%, 11/15/2015		45,000	47,573
5.750%, 01/15/2015		35,000	35,651
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	18,196
Boardriders SA
8.875%, 12/15/2017 (S)	EUR	175,000	229,941
Bormioli Rocco Holdings SA
10.000%, 08/01/2018		100,000	139,476
Boyd Gaming Corp.
9.000%, 07/01/2020		$75,000	80,625
Brinker International, Inc.
2.600%, 05/15/2018		75,000	75,333

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)		$130,000	$165,898
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		200,000	164,500
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		325,000	329,469
Carnival Corp.
1.200%, 02/05/2016		90,000	90,462
CCO Holdings LLC
5.125%, 02/15/2023		1,015,000	1,009,850
5.250%, 03/15/2021 to 09/30/2022		125,000	127,438
5.750%, 09/01/2023		200,000	205,500
6.625%, 01/31/2022		975,000	1,046,858
Cedar Fair LP
5.250%, 03/15/2021		300,000	304,500
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		250,000	262,500
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		325,000	322,156
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		425,000	408,000
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	375,000	509,977
8.750%, 05/15/2018		90,000	122,394
Clear Channel Communications, Inc.
9.000%, 12/15/2019		$475,000	491,625
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		675,000	722,250
7.625%, 03/15/2020		150,000	160,500
Comcast Corp.
3.125%, 07/15/2022		165,000	168,957
6.400%, 03/01/2040		30,000	39,445
6.950%, 08/15/2037		670,000	923,461
Cox Communications, Inc.
3.250%, 12/15/2022 (S)		245,000	240,741
5.450%, 12/15/2014		46,000	46,639
CSC Holdings LLC
6.750%, 11/15/2021		200,000	220,000
Daimler Finance North America LLC
1.100%, 08/01/2018 (P) (S)		170,000	172,896
1.125%, 03/10/2017 (S)		355,000	354,393
Daimler International Finance BV
3.500%, 06/06/2019	GBP	10,000	17,423
Dana Holding Corp.
5.375%, 09/15/2021		$400,000	415,000
DBP Holding Corp.
7.750%, 10/15/2020 (S)		250,000	236,250
Delphi Corp.
4.150%, 03/15/2024		120,000	124,756
5.000%, 02/15/2023		50,000	53,688
6.125%, 05/15/2021		215,000	237,575
Dex Media, Inc., PIK
14.000%, 01/29/2017		397,181	274,055
DIRECTV Holdings LLC
1.750%, 01/15/2018		145,000	145,190
2.400%, 03/15/2017		415,000	426,703
DISH DBS Corp.
5.125%, 05/01/2020		350,000	358,750
5.875%, 07/15/2022		450,000	477,540
6.750%, 06/01/2021		125,000	139,838

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Dollar General Corp.
4.125%, 07/15/2017		$240,000	$251,970
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		350,000	371,000
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		300,000	318,000
Expedia, Inc.
4.500%, 08/15/2024		140,000	141,194
Ferrellgas LP
6.750%, 01/15/2022		300,000	310,500
Ford Credit Canada, Ltd.
3.700%, 08/02/2018	CAD	50,000	48,053
Ford Motor Company
4.750%, 01/15/2043		$245,000	256,689
Ford Motor Credit Company LLC
2.750%, 05/15/2015		270,000	274,076
3.000%, 06/12/2017		250,000	259,249
3.875%, 01/15/2015		230,000	232,872
5.750%, 02/01/2021		815,000	945,114
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	257,500
Gannett Company, Inc.
5.125%, 10/15/2019 (S)		200,000	205,000
6.375%, 10/15/2023 (S)		150,000	159,375
General Motors Company
3.500%, 10/02/2018		160,000	163,400
6.250%, 10/02/2043		350,000	410,375
General Motors Financial Company, Inc.
2.625%, 07/10/2017		200,000	200,877
3.500%, 07/10/2019		200,000	201,432
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	328,250
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	25,073
GLP Capital LP
4.375%, 11/01/2018		$325,000	337,188
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		550,000	616,000
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	193,139
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		$125,000	124,063
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		235,000	236,468
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	314,943
Hyundai Capital America
1.450%, 02/06/2017 (S)		85,000	85,072
1.625%, 10/02/2015 (S)		150,000	151,136
1.875%, 08/09/2016 (S)		205,000	207,808
2.550%, 02/06/2019 (S)		500,000	506,617
2.875%, 08/09/2018 (S)		225,000	232,089
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	209,579
4.375%, 07/27/2016 (S)		255,000	269,520
Icahn Enterprises LP
6.000%, 08/01/2020		500,000	533,750
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	205,000
InterContinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	90,387

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	125,000	186,006
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		$225,000	$231,469
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		750,000	791,250
KB Home
7.000%, 12/15/2021		400,000	432,000
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	33,554
Lamar Media Corp.
5.875%, 02/01/2022		$225,000	236,250
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		650,000	666,250
Levi Strauss & Company
6.875%, 05/01/2022		275,000	299,063
Magnolia BC SA
9.000%, 08/01/2020 (S)	EUR	175,000	231,680
Marks & Spencer PLC
4.750%, 06/12/2025	GBP	100,000	176,366
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$550,000	574,750
MGM Resorts International
6.625%, 12/15/2021		125,000	139,063
6.750%, 10/01/2020		625,000	692,188
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)		200,000	203,000
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	453,600
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	212,673
National CineMedia LLC
6.000%, 04/15/2022		750,000	780,000
NBCUniversal Enterprise, Inc.
0.919%, 04/15/2018 (P) (S)		115,000	116,174
NBCUniversal Media LLC
2.875%, 01/15/2023		225,000	224,695
4.450%, 01/15/2043		135,000	141,435
Netflix, Inc.
5.375%, 02/01/2021		600,000	628,500
5.750%, 03/01/2024 (S)		200,000	209,500
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		800,000	848,000
Newell Rubbermaid, Inc.
2.000%, 06/15/2015		40,000	40,425
2.050%, 12/01/2017		155,000	156,296
Next PLC
5.875%, 10/12/2016	GBP	50,000	90,229
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	232,413
Numericable Group SA
6.250%, 05/15/2024 (S)		500,000	515,625
NVR, Inc.
3.950%, 09/15/2022		220,000	224,994
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	25,878
3.850%, 06/15/2023		85,000	87,984
4.875%, 01/14/2021		435,000	479,394
Omnicom Group, Inc.
5.900%, 04/15/2016		260,000	280,581
Outerwall, Inc.
6.000%, 03/15/2019		550,000	561,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
PC Nextco Holdings LLC, PIK
8.750%, 08/15/2019 (S)		$375,000	$385,313
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	263,750
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	284,625
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)		375,000	384,375
Pinnacle Entertainment, Inc.
6.375%, 08/01/2021		350,000	363,125
7.500%, 04/15/2021		400,000	429,000
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		175,000	186,813
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	317,250
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	425,000	668,998
PortAventura Entertainment Barcelona BV
7.250%, 12/01/2020 (S)		100,000	137,636
ProSiebenSat.1 Media AG
2.625%, 04/15/2021		100,000	134,645
Quiksilver, Inc.
10.000%, 08/01/2020		$325,000	258,375
QVC, Inc.
3.125%, 04/01/2019		400,000	404,282
4.375%, 03/15/2023		545,000	549,324
Regal Entertainment Group
5.750%, 03/15/2022		350,000	358,750
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	210,000
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)		275,000	289,781
Sears Holdings Corp.
6.625%, 10/15/2018		225,000	204,750
SES Global Americas Holdings GP
2.500%, 03/25/2019 (S)		110,000	110,836
SES SA
3.600%, 04/04/2023 (S)		240,000	244,758
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	393,750
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		660,000	702,900
5.750%, 08/01/2021 (S)		1,275,000	1,326,000
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	405,000
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	172,813
7.000%, 07/15/2022		225,000	245,813
Springs Industries, Inc.
6.250%, 06/01/2021		150,000	150,750
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	116,000
Starz LLC
5.000%, 09/15/2019		275,000	283,250
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	275,000
TCM Sub LLC
3.550%, 01/15/2015 (S)		200,000	202,088
Tempur Sealy International, Inc.
6.875%, 12/15/2020		200,000	216,500
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	187,688
8.750%, 08/15/2020		125,000	148,750

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		$260,000	$263,673
3.750%, 02/15/2023		65,000	65,453
4.000%, 03/15/2022		125,000	128,830
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		175,000	183,313
The William Carter Company
5.250%, 08/15/2021		550,000	574,750
Thomson Reuters Corp.
0.875%, 05/23/2016		345,000	344,763
1.300%, 02/23/2017		120,000	120,104
Time Warner Cable, Inc.
6.550%, 05/01/2037		310,000	397,496
8.250%, 04/01/2019		1,015,000	1,276,900
8.750%, 02/14/2019		210,000	267,592
Time, Inc.
5.750%, 04/15/2022 (S)		300,000	299,250
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	209,088
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		200,000	217,500
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		256,042	257,322
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	172,360
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	150,000	218,280
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$975,000	1,021,313
6.750%, 09/15/2022 (S)		565,000	620,088
8.500%, 05/15/2021 (S)		675,000	739,125
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,705
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,125
6.875%, 07/15/2021 (S)	CAD	475,000	481,640
Virgin Media Finance PLC
7.000%, 04/15/2023 (S)	GBP	375,000	673,295
Volkswagen Group of America
Finance LLC
1.250%, 05/23/2017 (S)		$400,000	399,303
Volkswagen International Finance NV
4.625%, 03/24/2026 (P) (Q)	EUR	96,000	136,481
Vougeot Bidco PLC
7.875%, 07/15/2020 (S)	GBP	100,000	173,492
VTR Finance BV
6.875%, 01/15/2024 (S)		$825,000	884,813
Whirlpool Corp.
1.350%, 03/01/2017		60,000	59,974
4.700%, 06/01/2022		250,000	273,498
WideOpenWest Finance LLC
10.250%, 07/15/2019		525,000	585,375
13.375%, 10/15/2019		450,000	519,750
William Lyon Homes, Inc.
8.500%, 11/15/2020		450,000	497,250
WLH PNW Finance Corp.
7.000%, 08/15/2022 (S)		325,000	333,125
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		158,000	164,320
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	132,969
WPP Finance 2010
3.625%, 09/07/2022		275,000	281,964

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
WPP Finance 2010 (continued)
4.750%, 11/21/2021		$320,000	$354,034
WPP Finance UK
8.000%, 09/15/2014		65,000	65,147
WPP PLC
6.000%, 04/04/2017	GBP	50,000	91,417
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	325,000	463,865

			62,106,721
Consumer Staples - 1.8%
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	35,000	64,576
Altria Group, Inc.
4.750%, 05/05/2021		$800,000	891,286
9.250%, 08/06/2019		175,000	230,208
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	25,000	46,791
Aramark Services, Inc.
5.750%, 03/15/2020		$200,000	209,500
Avon Products, Inc.
2.375%, 03/15/2016		80,000	80,915
4.600%, 03/15/2020		395,000	405,698
5.000%, 03/15/2023		515,000	518,437
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	58,771
BI-LO LLC, PIK
8.625%, 09/15/2018 (S)		$275,000	270,875
Brakes Capital
7.125%, 12/15/2018 (S)	GBP	175,000	294,187
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		$295,000	306,571
4.100%, 03/15/2016		115,000	120,140
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	92,499
Ceridian Corp.
8.875%, 07/15/2019 (S)		$200,000	224,000
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	361,576
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	147,980
ConAgra Foods, Inc.
3.200%, 01/25/2023		236,000	232,606
4.950%, 08/15/2020		160,000	177,122
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		350,000	392,000
7.875%, 10/28/2019		100,000	112,000
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		375,000	373,125
Darling International, Inc.
5.375%, 01/15/2022 (S)		200,000	207,500
Delhaize Group SA
6.500%, 06/15/2017		135,000	151,603
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	65,000	93,739
ESAL GmbH
6.250%, 02/05/2023 (S)		$555,000	556,388
Harbinger Group, Inc.
7.750%, 01/15/2022		225,000	229,500
7.875%, 07/15/2019		475,000	515,375
Heineken NV
1.400%, 10/01/2017 (S)		135,000	134,498
7.250%, 03/10/2015	GBP	40,000	68,475

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		$315,000	$315,536
3.500%, 02/11/2023 (S)		570,000	566,979
6.250%, 12/04/2018	GBP	40,000	75,951
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	216,000
JBS USA LLC
5.875%, 07/15/2024 (S)		550,000	550,000
Marfrig Holding Europe BV
6.875%, 06/24/2019 (S)		300,000	305,160
MHP SA
8.250%, 04/02/2020 (S)		460,000	386,400
Minerva Luxembourg SA
7.750%, 01/31/2023		200,000	212,000
12.250%, 02/10/2022 (S)		200,000	231,000
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	98,224
Mriya Agro Holding PLC
9.450%, 04/19/2018 (I) (S)		$300,000	112,500
9.450%, 04/19/2018 (I)		200,000	75,000
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	147,150
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		175,000	172,375
6.750%, 12/01/2021 (S)		75,000	76,406
7.375%, 02/15/2022		250,000	262,500
Premier Foods Finance PLC
6.500%, 03/15/2021 (S)	GBP	100,000	162,695
Premier Foods PLC
6.500%, 03/15/2021		100,000	162,695
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	147,891
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,043
3.250%, 11/01/2022		450,000	440,556
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	130,625
7.125%, 04/15/2019		100,000	103,875
9.875%, 08/15/2019		250,000	277,188
Rite Aid Corp.
6.750%, 06/15/2021		935,000	992,269
7.700%, 02/15/2027		425,000	471,750
SABMiller Holdings, Inc.
0.930%, 08/01/2018 (P) (S)		200,000	201,552
Safeway, Ltd.
6.125%, 12/17/2018	GBP	12,000	22,146
Spectrum Brands, Inc.
6.375%, 11/15/2020		$125,000	134,375
6.625%, 11/15/2022		125,000	135,313
Stretford 79 PLC
6.250%, 07/15/2021 (S)	GBP	225,000	371,666
Tesco PLC
6.125%, 02/24/2022		50,000	96,468
The Kroger Company
1.200%, 10/17/2016		$75,000	75,148
3.300%, 01/15/2021		220,000	226,140
The Pantry, Inc.
8.375%, 08/01/2020		225,000	240,750
Tyson Foods, Inc.
2.650%, 08/15/2019		115,000	116,560
4.500%, 06/15/2022		410,000	443,046

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
UKRLANDFARMING PLC
10.875%, 03/26/2018		$200,000	$153,040
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	133,404
Wm Wrigley Jr. Company
1.400%, 10/21/2016 (S)		$45,000	45,307
2.000%, 10/20/2017 (S)		220,000	222,903
2.400%, 10/21/2018 (S)		140,000	142,313
Yasar Holdings SA
9.625%, 10/07/2015		400,000	409,000

			17,479,840
Energy - 6.8%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		200,000	208,000
7.625%, 10/22/2019		250,000	260,000
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (S)		325,000	313,625
American Energy-Permian Basin LLC
6.741%, 08/01/2019 (P) (S)		525,000	513,188
7.375%, 11/01/2021 (S)		25,000	24,375
Anadarko Petroleum Corp.
5.950%, 09/15/2016		185,000	203,104
6.375%, 09/15/2017		380,000	433,234
Antero Resources Corp.
5.125%, 12/01/2022 (S)		125,000	126,875
Antero Resources Finance Corp.
5.375%, 11/01/2021		425,000	437,750
Athlon Holdings LP
6.000%, 05/01/2022 (S)		300,000	309,000
7.375%, 04/15/2021		625,000	678,125
Atlas Pipeline Partners LP
5.875%, 08/01/2023		25,000	25,375
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	212,000
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	316,180
Bill Barrett Corp.
7.000%, 10/15/2022		175,000	180,250
7.625%, 10/01/2019		450,000	474,750
Bonanza Creek Energy, Inc.
5.750%, 02/01/2023		450,000	454,500
Cameron International Corp.
1.150%, 12/15/2016		35,000	35,019
1.400%, 06/15/2017		125,000	125,155
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	135,277
5.700%, 05/15/2017		200,000	222,664
CGG SA
6.875%, 01/15/2022 (S)		475,000	448,875
Chesapeake Energy Corp.
5.375%, 06/15/2021		200,000	211,500
5.750%, 03/15/2023		450,000	502,313
Cimarex Energy Company
4.375%, 06/01/2024		250,000	260,313
Citgo Petroleum Corp.
6.250%, 08/15/2022 (S)		150,000	157,625
CNOOC Curtis Funding No. 1 Pty, Ltd.
2.750%, 10/03/2020	EUR	100,000	141,294
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		$200,000	200,022
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017		200,000	200,626

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Compressco Partners LP
7.250%, 08/15/2022 (S)		$200,000	$202,000
Concho Resources, Inc.
5.500%, 04/01/2023		525,000	560,438
CONSOL Energy, Inc.
5.875%, 04/15/2022 (S)		700,000	731,500
Continental Resources, Inc.
5.000%, 09/15/2022		495,000	533,981
7.125%, 04/01/2021		215,000	241,067
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	155,977
DCP Midstream Operating LP
2.500%, 12/01/2017		350,000	358,632
2.700%, 04/01/2019		50,000	50,682
3.250%, 10/01/2015		310,000	318,432
3.875%, 03/15/2023		210,000	214,858
5.600%, 04/01/2044		30,000	34,044
Delek & Avner Tamar Bond, Ltd.
2.803%, 12/30/2016 (S)		70,000	69,319
5.412%, 12/30/2025 (S)		60,000	61,279
Denbury Resources, Inc.
5.500%, 05/01/2022		400,000	410,000
Ecopetrol SA
4.250%, 09/18/2018		265,000	284,213
5.875%, 05/28/2045		90,000	97,061
El Paso Corp.
6.500%, 09/15/2020		75,000	87,345
Enbridge Energy Partners LP
5.500%, 09/15/2040		110,000	122,599
5.875%, 12/15/2016		175,000	193,116
Enbridge, Inc.
0.684%, 06/02/2017 (P)		220,000	220,899
Energy Transfer Partners LP
3.600%, 02/01/2023		615,000	610,880
5.200%, 02/01/2022		550,000	606,816
5.950%, 02/01/2015		215,000	219,729
6.700%, 07/01/2018		85,000	99,131
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	22,047
EnLink Midstream Partners LP
2.700%, 04/01/2019		$35,000	35,470
4.400%, 04/01/2024		160,000	169,244
Ensco PLC
3.250%, 03/15/2016		345,000	357,214
Enterprise Products Operating LLC
1.250%, 08/13/2015		180,000	181,115
5.600%, 10/15/2014		90,000	90,544
5.950%, 02/01/2041		445,000	543,948
7.550%, 04/15/2038		210,000	297,801
EQT Corp.
4.875%, 11/15/2021		325,000	358,787
EQT Midstream Partners LP
4.000%, 08/01/2024		395,000	397,425
Exterran Partners LP
6.000%, 04/01/2021		100,000	101,000
6.000%, 10/01/2022 (S)		375,000	375,938
Foresight Energy LLC
7.875%, 08/15/2021 (S)		400,000	425,000
KazMunayGas National Company
9.125%, 07/02/2018		1,200,000	1,444,500
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	98,435
5.125%, 11/15/2014		90,000	90,815

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan, Inc.
5.625%, 11/15/2023 (S)		$525,000	$578,813
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	465,375
Lukoil International Finance BV
4.563%, 04/24/2023		200,000	179,800
Marathon Oil Corp.
0.900%, 11/01/2015		275,000	275,680
MarkWest Energy Partners LP
4.500%, 07/15/2023		1,025,000	1,041,656
McDermott International, Inc.
8.000%, 05/01/2021 (S)		175,000	181,125
Memorial Production Partners LP
6.875%, 08/01/2022 (S)		275,000	272,250
Memorial Resource Development Corp.
5.875%, 07/01/2022 (S)		350,000	355,250
Murphy Oil Corp.
2.500%, 12/01/2017		380,000	388,842
4.000%, 06/01/2022		640,000	655,282
Murray Energy Corp.
8.625%, 06/15/2021 (S)		425,000	450,500
9.500%, 12/05/2020 (S)		75,000	82,500
Nabors Industries, Inc.
2.350%, 09/15/2016		95,000	97,619
4.625%, 09/15/2021		305,000	333,712
Newfield Exploration Company
5.750%, 01/30/2022		350,000	386,750
Niska Gas Storage Canada ULC
6.500%, 04/01/2019 (S)		675,000	653,063
Noble Energy, Inc.
4.150%, 12/15/2021		450,000	483,815
6.000%, 03/01/2041		285,000	344,651
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,784
3.450%, 08/01/2015		85,000	87,094
NuStar Logistics LP
4.800%, 09/01/2020		40,000	40,500
6.750%, 02/01/2021		275,000	305,250
ONEOK Partners LP
3.200%, 09/15/2018		40,000	41,734
3.250%, 02/01/2016		260,000	268,733
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	141,342
3.500%, 10/09/2018 (S)		$770,000	793,965
Paragon Offshore PLC
6.750%, 07/15/2022 (S)		400,000	364,000
Parker Drilling Company
6.750%, 07/15/2022 (S)		400,000	415,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)		450,000	477,000
PDC Energy, Inc.
7.750%, 10/15/2022		925,000	1,012,875
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	301,000	495,362
Penn Virginia Corp.
7.250%, 04/15/2019		$200,000	207,500
8.500%, 05/01/2020		450,000	495,000
Penn Virginia Resource Partners LP
8.375%, 06/01/2020		195,000	216,938
Pertamina Persero PT
5.625%, 05/20/2043		650,000	628,063
6.000%, 05/03/2042 (S)		257,000	258,928
6.450%, 05/30/2044 (S)		200,000	213,000

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
2.000%, 05/20/2016		$165,000	$165,355
3.000%, 01/15/2019		128,000	126,127
3.250%, 03/17/2017		225,000	229,550
3.750%, 01/14/2021	EUR	100,000	139,279
4.250%, 10/02/2023		100,000	140,200
4.375%, 05/20/2023		$470,000	463,740
4.875%, 03/17/2020		515,000	534,508
5.625%, 05/20/2043		113,000	109,599
6.250%, 03/17/2024		160,000	175,714
Petrobras International Finance Company
5.375%, 01/27/2021		375,000	395,363
5.750%, 01/20/2020		215,000	231,759
5.875%, 03/01/2018		205,000	224,080
6.875%, 01/20/2040		200,000	225,100
7.875%, 03/15/2019		115,000	133,737
Petroleos de Venezuela SA
5.000%, 10/28/2015		1,268,989	1,180,160
5.125%, 10/28/2016		1,518,734	1,290,924
5.250%, 04/12/2017		737,300	587,628
5.375%, 04/12/2027		215,000	118,573
8.500%, 11/02/2017		4,701,200	4,212,275
8.500%, 11/02/2017 (S)		475,000	425,600
9.750%, 05/17/2035		190,000	140,790
Petroleos Mexicanos
3.125%, 01/23/2019 (S)		65,000	67,561
3.125%, 11/27/2020	EUR	100,000	143,313
3.500%, 07/18/2018		$375,000	391,875
4.875%, 01/24/2022		795,000	863,768
5.500%, 01/21/2021 to 06/27/2044		1,730,000	1,886,881
6.375%, 01/23/2045 (S)		235,000	284,350
6.500%, 06/02/2041		1,250,000	1,525,000
6.625%, 06/15/2035		85,000	104,763
7.190%, 09/12/2024	MXN	1,000,000	78,842
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	251,600
Phillips 66
1.950%, 03/05/2015		185,000	186,353
4.300%, 04/01/2022		365,000	395,565
Pioneer Natural Resources Company
5.875%, 07/15/2016		325,000	352,852
Plains All American Pipeline LP
3.950%, 09/15/2015		425,000	438,837
Plains Exploration & Production Company
6.125%, 06/15/2019		45,000	49,669
6.500%, 11/15/2020		45,000	49,838
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		650,000	834,438
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	79,688
6.625%, 11/15/2020		425,000	450,500
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023		360,000	382,657
Regency Energy Partners LP
5.875%, 03/01/2022		275,000	295,625
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)		250,000	275,837
Rosetta Resources, Inc.
5.875%, 06/01/2024		500,000	508,750
Rowan Companies, Inc.
4.750%, 01/15/2024		80,000	84,400

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc. (continued)
4.875%, 06/01/2022	$200,000	$214,668
5.000%, 09/01/2017	195,000	211,822
7.875%, 08/01/2019	230,000	282,840
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023	225,000	234,000
Sabine Pass LNG LP
6.500%, 11/01/2020	175,000	185,719
Samson Investment Company
9.750%, 02/15/2020	375,000	382,500
SESI LLC
6.375%, 05/01/2019	215,000	226,288
7.125%, 12/15/2021	215,000	242,413
Seven Generations Energy, Ltd.
8.250%, 05/15/2020 (S)	225,000	247,500
Seventy Seven Energy, Inc.
6.500%, 07/15/2022 (S)	675,000	695,250
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)	290,000	263,900
SM Energy Company
5.000%, 01/15/2024	450,000	454,500
6.500%, 11/15/2021 to 01/01/2023	500,000	542,500
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	155,000	159,993
Spectra Energy Capital LLC
3.300%, 03/15/2023	355,000	342,597
Spectra Energy Partners LP
2.950%, 09/25/2018	75,000	77,729
Talisman Energy, Inc.
5.125%, 05/15/2015	175,000	180,468
Targa Resources Partners LP
4.250%, 11/15/2023	925,000	922,688
5.250%, 05/01/2023	50,000	52,625
Tennessee Gas Pipeline Company
8.000%, 02/01/2016	225,000	247,051
The Williams Companies, Inc.
4.550%, 06/24/2024	485,000	488,481
TransCanada PipeLines, Ltd.
0.914%, 06/30/2016 (P)	265,000	267,271
Transocean, Inc.
2.500%, 10/15/2017	225,000	227,634
4.950%, 11/15/2015	130,000	135,974
5.050%, 12/15/2016	80,000	86,295
Western Gas Partners LP
4.000%, 07/01/2022	530,000	553,886
Western Refining, Inc.
6.250%, 04/01/2021	350,000	364,000
Westmoreland Coal Company
10.750%, 02/01/2018 (S)	200,000	213,250
Williams Companies, Inc.
3.700%, 01/15/2023	375,000	359,750
Williams Partners LP
3.350%, 08/15/2022	215,000	214,802
3.800%, 02/15/2015	370,000	374,971
4.125%, 11/15/2020	135,000	143,658
6.300%, 04/15/2040	400,000	481,151
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	175,000	176,366
WPX Energy, Inc.
6.000%, 01/15/2022	800,000	858,000
YPF SA
8.750%, 04/04/2024 (S)	380,000	395,200

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
YPF SA (continued)
8.875%, 12/19/2018		$100,000	$106,000

			65,855,809
Financials - 9.0%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		150,000	159,750
Abbey National Treasury Services PLC
2.625%, 07/16/2020	EUR	100,000	142,525
ABN AMRO Bank NV
6.250%, 04/27/2022		$410,000	470,311
6.375%, 04/27/2021	EUR	100,000	163,565
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	232,674
Aflac, Inc.
3.625%, 06/15/2023		665,000	684,248
AIA Group, Ltd.
2.250%, 03/11/2019 (S)		200,000	199,957
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	262,000	385,284
Akbank TAS
7.500%, 02/05/2018	TRY	300,000	125,607
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	115,575
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	156,181
Alpha Star Holding, Ltd.
4.970%, 04/09/2019		$200,000	195,732
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		180,000	180,474
4.125%, 07/01/2024		170,000	173,532
American Capital, Ltd.
6.500%, 09/15/2018 (S)		375,000	393,750
American Express Company
0.825%, 05/22/2018 (P)		320,000	322,470
American International Group, Inc.
4.125%, 02/15/2024		375,000	398,580
6.400%, 12/15/2020		24,000	28,925
American Tower Corp.
4.625%, 04/01/2015		435,000	444,684
7.250%, 05/15/2019		240,000	288,055
Ameriprise Financial, Inc.
7.300%, 06/28/2019		190,000	233,820
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	329,306
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	475,000	882,214
Assicurazioni Generali SpA
5.125%, 09/16/2024	EUR	50,000	81,846
Aston Escrow Corp.
9.500%, 08/15/2021 (S)		$225,000	224,438
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	158,625
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	28,310
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	76,499
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	74,343

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banca Monte dei Paschi di Siena SpA
3.500%, 03/20/2017	EUR	200,000	$278,321
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		$500,000	530,250
Banco Santander Chile
3.875%, 09/20/2022 (S)		150,000	149,607
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	462,217
Bank of America Corp.
1.250%, 01/11/2016		$210,000	211,084
1.500%, 10/09/2015		35,000	35,323
1.700%, 08/25/2017		230,000	230,205
3.300%, 01/11/2023		365,000	362,012
4.200%, 08/26/2024		405,000	411,171
4.750%, 04/03/2017	EUR	100,000	145,135
5.150%, 05/30/2017	CAD	100,000	98,837
5.500%, 12/04/2019	GBP	40,000	75,184
5.625%, 07/01/2020		$725,000	830,854
6.110%, 01/29/2037		615,000	730,309
6.400%, 08/28/2017		90,000	102,236
6.875%, 04/25/2018		140,000	163,243
7.750%, 05/14/2038		165,000	231,300
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	210,000
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	41,806
Bank of Nova Scotia
2.740%, 12/01/2016		30,000	28,185
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.550%, 09/09/2016 (S)		$270,000	272,654
Banque du Liban
10.000%, 04/25/2015		100,000	104,500
Banque Federative du Credit Mutuel SA
1.700%, 01/20/2017 (S)		235,000	236,333
2.500%, 10/29/2018 (S)		225,000	227,901
Barclays Bank PLC
4.000%, 10/07/2019	EUR	250,000	385,802
5.000%, 09/22/2016		$125,000	134,947
5.140%, 10/14/2020		675,000	736,832
6.050%, 12/04/2017 (S)		305,000	342,999
BB&T Corp.
1.091%, 06/15/2018 (P)		195,000	198,500
5.200%, 12/23/2015		105,000	110,854
BBVA Bancomer SA
4.375%, 04/10/2024 (S)		615,000	631,913
6.500%, 03/10/2021		200,000	225,000
BBVA Subordinated Capital SAU
3.500%, 04/11/2024 (P)	EUR	200,000	274,092
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043		$215,000	221,033
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	312,920
BNP Paribas SA
2.875%, 11/27/2017		50,000	70,378
BNP Paribas SA (2.875% to 03/20/2021,
then 5 Year Euro Swap Rate + 1.650%)
03/20/2026		200,000	274,254
BPCE SA
2.500%, 12/10/2018		$250,000	252,931
5.150%, 07/21/2024 (S)		800,000	856,603
BR Malls International Finance, Ltd.
8.500%, 01/26/2016 (Q) (S)		160,000	167,600

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		$200,000	$207,500
Branch Banking & Trust Company
1.050%, 12/01/2016		265,000	265,393
Camden Property Trust
2.950%, 12/15/2022		120,000	117,034
4.250%, 01/15/2024		125,000	132,333
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	28,128
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	321,750
Capital One Bank USA NA
1.150%, 11/21/2016		250,000	250,445
Capital One Financial Corp.
2.150%, 03/23/2015		160,000	161,520
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	658,970
CDP Financial, Inc.
3.500%, 06/23/2020	EUR	350,000	524,905
CIFI Holdings Group Company, Ltd.
12.250%, 04/15/2018		$200,000	225,500
Citigroup, Inc.
0.809%, 05/31/2017 (P)	EUR	50,000	65,054
1.250%, 01/15/2016		$315,000	316,596
1.300%, 11/15/2016		105,000	105,315
1.550%, 08/14/2017		300,000	299,663
1.605%, 02/10/2019 (P)	EUR	20,000	26,230
3.500%, 08/05/2015		50,000	67,590
5.500%, 09/13/2025		$210,000	235,309
6.250%, 09/02/2019	GBP	45,000	87,715
Citycon OYJ
3.750%, 06/24/2020	EUR	200,000	290,159
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	81,481
CNA Financial Corp.
3.950%, 05/15/2024		$290,000	300,463
5.875%, 08/15/2020		330,000	382,425
6.500%, 08/15/2016		205,000	226,245
CNH Capital LLC
6.250%, 11/01/2016		75,000	80,438
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		535,000	572,450
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	128,439
Commonwealth Bank of Australia
5.150%, 04/09/2020	CAD	150,000	155,870
Corp Financiera de Desarrollo SA
5.250%, 07/15/2029 (P) (S)		$200,000	204,300
Corrections Corp. of America
4.625%, 05/01/2023		75,000	74,344
Credit Agricole SA
2.500%, 04/15/2019 (S)		350,000	353,147
Credit Suisse AG
5.125%, 09/18/2017	EUR	75,000	111,882
6.500%, 08/08/2023 (S)		$375,000	412,490
Credit Suisse New York
1.375%, 05/26/2017		325,000	324,962
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)		240,000	280,677

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S (3.875% to 10/04/2018,
then 5 Year Euro Swap Rate + 2.625%)
10/04/2023	EUR	100,000	$142,084
Discover Financial Services
10.250%, 07/15/2019		$245,000	317,811
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	398,715
DNB Boligkreditt AS
3.375%, 01/20/2017	EUR	244,000	344,518
DuPont Fabros Technology LP
5.875%, 09/15/2021		$300,000	313,500
E*TRADE Financial Corp.
6.375%, 11/15/2019		220,000	235,950
Equity One, Inc.
3.750%, 11/15/2022		345,000	346,579
Erste Group Bank AG
7.125%, 10/10/2022	EUR	100,000	156,017
Essex Portfolio LP
3.250%, 05/01/2023		$110,000	108,582
EUROFIMA
4.000%, 10/27/2021	EUR	91,000	144,756
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	724,431
Export-Import Bank of India
4.000%, 08/07/2017 to 01/14/2023		$535,000	546,646
Export-Import Bank of Korea
2.000%, 04/30/2020	EUR	100,000	136,526
4.625%, 02/20/2017		194,000	275,997
FCE Bank PLC
1.750%, 05/21/2018		100,000	135,163
3.250%, 11/19/2020	GBP	150,000	252,646
FGA Capital Ireland PLC
4.000%, 10/17/2018	EUR	100,000	142,348
Fidelity National Financial, Inc.
6.600%, 05/15/2017		$175,000	196,358
Fifth Third Bancorp
3.625%, 01/25/2016		125,000	130,045
4.300%, 01/16/2024		225,000	236,550
8.250%, 03/01/2038		60,000	90,195
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,891
Gardner Denver, Inc.
6.875%, 08/15/2021 (S)		350,000	370,125
GE Capital European Funding
5.250%, 05/18/2015	EUR	50,000	67,987
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	36,072
5.625%, 12/12/2014 to 04/25/2019		80,000	140,819
General Electric Capital Corp.
0.941%, 04/02/2018 (P)		$375,000	379,794
5.250%, 12/07/2028	GBP	10,000	19,692
5.300%, 02/11/2021		$655,000	751,971
5.875%, 01/14/2038		395,000	491,052
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	208,500
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (S)		150,000	156,188
Hastings Insurance Group Finance PLC
8.000%, 10/21/2020	GBP	100,000	176,266
HBOS PLC
6.750%, 05/21/2018 (S)		$305,000	349,481
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	148,007

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Healthcare Realty Trust, Inc. (continued)
5.750%, 01/15/2021		$150,000	$169,528
Highwoods Realty LP
3.625%, 01/15/2023		165,000	164,312
Host Hotels & Resorts LP
3.750%, 10/15/2023		90,000	90,249
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	48,127
HSBC Bank PLC
0.874%, 05/15/2018 (P) (S)		$215,000	216,901
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	352,931
HSBC Holdings PLC
5.100%, 04/05/2021		$200,000	229,130
5.750%, 12/20/2027	GBP	55,000	103,459
HSBC Holdings PLC (3.375% to
01/10/2019, then 5 Year Euro Swap
Rate + 1.950%)
01/10/2024	EUR	100,000	140,180
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022		400,000	548,380
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		$250,000	261,250
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019		660,000	649,688
ING Bank NV
3.625%, 02/25/2026 (P)	EUR	100,000	140,359
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	426,290
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	76,643
Intesa Sanpaolo SpA
3.625%, 12/05/2022	EUR	200,000	305,522
5.017%, 06/26/2024 (S)		$625,000	630,934
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	166,534
iStar Financial, Inc.
5.000%, 07/01/2019		$450,000	450,000
7.125%, 02/15/2018		125,000	135,625
Itau Unibanco Holding SA
5.650%, 03/19/2022		200,000	208,250
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	230,400
Jefferies Group LLC
8.500%, 07/15/2019		80,000	99,860
Jefferies Group, Inc.
3.875%, 11/09/2015		75,000	77,534
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		600,000	597,000
JPMorgan Chase & Company
0.855%, 02/26/2016 (P)		190,000	191,061
2.000%, 08/15/2017		450,000	457,321
4.500%, 01/24/2022		1,040,000	1,139,558
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	50,000	66,108
JPMorgan Chase & Company (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)		$220,000	236,225

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kaisa Group Holdings, Ltd.
10.250%, 01/08/2020		$450,000	$479,250
KBC Bank NV
1.250%, 05/28/2020	EUR	100,000	135,856
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015		70,000	93,844
KeyCorp
3.750%, 08/13/2015		$215,000	221,404
KFW
0.500%, 04/19/2016		453,000	453,190
4.375%, 07/04/2018	EUR	377,000	574,727
4.700%, 06/02/2037	CAD	204,000	209,049
5.500%, 12/07/2015	GBP	410,000	720,519
5.550%, 06/07/2021		100,000	201,090
6.000%, 08/20/2020	AUD	439,000	464,080
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	232,968
5.000%, 11/03/2015		260,000	272,135
6.625%, 06/01/2020		295,000	349,237
KWG Property Holding, Ltd.
8.625%, 02/05/2020		261,000	267,525
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (S)		150,000	152,250
Legg Mason, Inc.
2.700%, 07/15/2019		35,000	35,296
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		90,000	93,658
4.850%, 08/01/2044 (S)		620,000	627,676
Lloyds Bank PLC
2.300%, 11/27/2018		200,000	202,393
6.500%, 03/24/2020	EUR	50,000	80,799
6.500%, 09/14/2020 (S)		$685,000	799,717
7.625%, 04/22/2025	GBP	30,000	63,537
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	207,000
Manufacturers & Traders Trust Company
1.250%, 01/30/2017		325,000	326,009
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	97,076
3.500%, 06/03/2024		485,000	491,934
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	93,565
Metropolitan Life Global Funding I
1.300%, 04/10/2017 (S)		$325,000	325,306
1.500%, 01/10/2018 (S)		160,000	159,462
Morgan Stanley
1.083%, 01/24/2019 (P)		675,000	680,815
1.514%, 04/25/2018 (P)		255,000	261,978
2.125%, 04/25/2018		855,000	860,129
3.750%, 02/25/2023		1,815,000	1,863,027
4.900%, 02/23/2017	CAD	45,000	44,182
5.000%, 05/02/2019	EUR	50,000	77,365
5.000%, 11/24/2025		$755,000	810,795
5.125%, 11/30/2015	GBP	100,000	173,462
5.375%, 08/10/2020	EUR	100,000	161,841
5.500%, 07/24/2020 to 07/28/2021		$500,000	572,494
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	215,000
6.875%, 05/01/2021		350,000	376,250
MUFG Union Bank NA
2.125%, 06/16/2017		255,000	259,682

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	$83,981
National Bank of Canada
1.450%, 11/07/2017		$380,000	379,728
Nationstar Mortgage LLC
6.500%, 07/01/2021 to 06/01/2022		875,000	857,500
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	66,557
4.375%, 02/28/2022		250,000	412,159
5.625%, 09/09/2019	GBP	50,000	94,788
6.750%, 07/22/2020	EUR	75,000	122,509
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)		$335,000	359,288
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	84,499
Nordea Bank AB
0.875%, 05/13/2016 (S)		$460,000	460,414
4.875%, 05/13/2021 (S)		650,000	710,855
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	416,475
Ocwen Financial Corp.
6.625%, 05/15/2019 (S)		$250,000	242,500
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		200,000	220,500
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		375,000	393,750
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	84,162
Patriot Merger Corp.
9.000%, 07/15/2021 (S)		$300,000	327,000
Popular, Inc.
7.000%, 07/01/2019		160,000	160,800
Pricoa Global Funding I
1.150%, 11/25/2016 (S)		480,000	481,312
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	71,017
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,254
6.050%, 10/15/2036		25,000	31,112
Principal Life Global Funding II
1.000%, 12/11/2015 (S)		90,000	90,441
Prologis LP
4.500%, 08/15/2017		180,000	193,629
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	440,719
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		300,000	301,875
10.125%, 02/15/2019 (S)		125,000	134,531
Prudential Financial, Inc.
5.625%, 06/15/2043 (P)		45,000	48,263
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	34,231
3.500%, 04/03/2018 (S)		$95,000	99,060
4.250%, 04/27/2017	EUR	50,000	71,408
4.375%, 01/27/2015		25,000	33,327
4.600%, 04/12/2016 (S)		$135,000	142,400
Realogy Group LLC
9.000%, 01/15/2020 (S)		100,000	111,750
Regency Centers LP
3.750%, 06/15/2024		120,000	121,893
5.875%, 06/15/2017		35,000	38,953
6.000%, 06/15/2020		65,000	75,939

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Regions Bank
7.500%, 05/15/2018		$250,000	$294,997
Regions Financial Corp.
5.750%, 06/15/2015		175,000	181,766
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	266,262
5.625%, 03/15/2017		150,000	164,392
6.450%, 11/15/2019		375,000	440,792
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	400,000	543,155
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	162,816
Santander International Debt SAU
4.000%, 03/27/2017	EUR	100,000	142,435
Santander UK PLC
5.000%, 11/07/2023 (S)		$480,000	517,526
Sberbank of Russia
5.125%, 10/29/2022		200,000	172,000
5.125%, 10/29/2022 (S)		325,000	279,500
5.500%, 02/26/2024 (P) (S)		200,000	174,500
5.500%, 02/26/2024 (P)		300,000	261,750
5.717%, 06/16/2021		200,000	192,750
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	241,288
4.500%, 12/13/2027 (P)		30,000	28,955
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		200,000	202,000
Simon Property Group LP
4.200%, 02/01/2015		250,000	251,434
Societe Generale SA
5.400%, 01/30/2018	GBP	25,000	44,930
Standard Chartered Bank
7.750%, 04/03/2018		50,000	96,391
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		$285,000	284,983
Sun Hung Kai Properties
Capital Market, Ltd.
3.625%, 01/16/2023		370,000	370,788
4.500%, 02/14/2022		200,000	213,209
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	25,570
SunTrust Banks, Inc.
2.350%, 11/01/2018		$105,000	106,136
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	435,284
Synovus Financial Corp.
7.875%, 02/15/2019		300,000	339,000
TC Ziraat Bankasi AS
4.250%, 07/03/2019 (S)		200,000	199,240
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		222,000	224,271
2.375%, 01/22/2018		150,000	152,405
2.900%, 07/19/2018		755,000	776,410
3.625%, 01/22/2023		690,000	700,060
4.500%, 01/30/2017	EUR	50,000	71,721
5.000%, 05/03/2018	CAD	100,000	100,217
5.250%, 12/15/2015	GBP	10,000	17,383
5.500%, 10/12/2021		15,000	27,454
5.750%, 01/24/2022		$325,000	377,212
6.125%, 02/14/2017	GBP	16,000	29,243
6.150%, 04/01/2018		$310,000	353,210
6.250%, 09/01/2017 to 02/01/2041		528,000	617,550
6.375%, 05/02/2018	EUR	35,000	55,206

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
7.500%, 02/15/2019		$140,000	$169,209
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	714,656
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	50,000	78,974
6.125%, 01/11/2021		$420,000	497,174
The Toronto-Dominion Bank
0.786%, 04/30/2018 (P)		205,000	206,722
5.828%, 07/09/2023 (P)	CAD	50,000	52,091
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	205,444
10.500%, 02/15/2019 (S)		275,000	421,159
Trust F/1401
5.250%, 12/15/2024 (S)		$400,000	424,000
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		400,000	428,500
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	191,940
4.875%, 07/19/2017 (S)		310,000	320,075
Turkiye Halk Bankasi AS
3.875%, 02/05/2020		300,000	287,910
4.750%, 06/04/2019 (S)		200,000	201,680
Turkiye Is Bankasi
6.000%, 10/24/2022		300,000	298,560
7.850%, 12/10/2023 (S)		200,000	220,720
U.S. Bancorp
3.442%, 02/01/2016		185,000	191,631
UBS AG
6.375%, 07/20/2016	GBP	25,000	45,269
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	357,994
3.625%, 01/24/2019		100,000	145,274
Unum Group
4.000%, 03/15/2024		$345,000	359,355
5.625%, 09/15/2020		115,000	131,721
5.750%, 08/15/2042		80,000	95,782
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		26,000	27,726
USI, Inc.
7.750%, 01/15/2021 (S)		250,000	257,500
Ventas Realty LP
1.250%, 04/17/2017		55,000	54,923
1.550%, 09/26/2016		80,000	80,854
2.000%, 02/15/2018		75,000	75,517
3.125%, 11/30/2015		255,000	262,436
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	400,000	559,764
Voya Financial, Inc.
2.900%, 02/15/2018		$110,000	113,827
Wachovia Bank NA
4.875%, 02/01/2015		55,000	56,009
Walter Investment Management Corp.
7.875%, 12/15/2021 (S)		975,000	992,063
Weingarten Realty Investors
3.500%, 04/15/2023		75,000	74,431
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)		125,000	130,938
Westpac Banking Corp.
0.976%, 07/30/2018 (P)		175,000	177,099

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XLIT, Ltd.
2.300%, 12/15/2018		$120,000	$120,862
5.250%, 12/15/2043		105,000	118,384

			86,406,463
Health Care - 1.5%
AbbVie, Inc.
1.200%, 11/06/2015		255,000	256,380
Actavis, Inc.
1.875%, 10/01/2017		250,000	251,049
Aetna, Inc.
1.500%, 11/15/2017		295,000	295,948
Agilent Technologies, Inc.
3.200%, 10/01/2022		80,000	78,638
5.000%, 07/15/2020		145,000	159,298
6.500%, 11/01/2017		210,000	240,275
Amsurg Corp.
5.625%, 07/15/2022 (S)		150,000	153,375
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	25,005
2.600%, 08/01/2018		120,000	120,566
2.950%, 11/01/2022		215,000	209,908
Celgene Corp.
1.900%, 08/15/2017		45,000	45,472
4.625%, 05/15/2044		210,000	216,594
5.250%, 08/15/2043		215,000	241,629
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)		925,000	982,813
7.125%, 07/15/2020		475,000	514,188
8.000%, 11/15/2019		595,000	647,063
Express Scripts Holding Company
1.250%, 06/02/2017		150,000	149,600
2.750%, 11/21/2014		170,000	170,845
3.125%, 05/15/2016		210,000	218,013
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		375,000	404,063
5.875%, 01/31/2022 (S)		150,000	165,000
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	150,719
4.800%, 04/01/2044		265,000	291,927
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	326,250
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	485,176
HomeVi SAS
6.875%, 08/15/2021 (S)		100,000	135,337
Humana, Inc.
3.150%, 12/01/2022		$350,000	349,659
6.450%, 06/01/2016		105,000	114,820
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	543,750
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		150,000	153,000
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	204,236
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	390,688
12.500%, 11/01/2019		150,000	170,813
Life Technologies Corp.
3.500%, 01/15/2016		410,000	424,327
6.000%, 03/01/2020		250,000	291,939
McKesson Corp.
1.292%, 03/10/2017		155,000	154,762

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
McKesson Corp. (continued)
4.883%, 03/15/2044		$130,000	$140,193
MedAssets, Inc.
8.000%, 11/15/2018		300,000	314,625
Opal Acquisition, Inc.
8.875%, 12/15/2021 (S)		375,000	395,625
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020		150,000	159,000
Perrigo Company PLC
1.300%, 11/08/2016 (S)		200,000	199,771
2.300%, 11/08/2018 (S)		200,000	199,655
Select Medical Corp.
6.375%, 06/01/2021		675,000	701,578
Tenet Healthcare Corp.
4.500%, 04/01/2021		300,000	300,750
6.000%, 10/01/2020		300,000	325,500
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017		150,000	150,127
2.400%, 02/01/2019		105,000	106,083
4.150%, 02/01/2024		250,000	264,094
Truven Health Analytics, Inc.
10.625%, 06/01/2020		175,000	188,125
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,292
4.625%, 11/15/2041		145,000	154,058
Universal Hospital Services, Inc.
7.625%, 08/15/2020		350,000	350,000
WellCare Health Plans, Inc.
5.750%, 11/15/2020		300,000	310,875
WellPoint, Inc.
1.250%, 09/10/2015		115,000	115,715
3.500%, 08/15/2024		360,000	360,201
5.250%, 01/15/2016		195,000	207,365

			14,756,757
Industrials - 3.3%
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)		250,000	267,500
Adecco International Financial
Services BV
2.750%, 11/15/2019	EUR	100,000	140,807
Air Jamaica, Ltd.
9.375%, 07/08/2015		$16,429	16,716
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	433,000
7.625%, 04/15/2020		25,000	28,695
Alfa SAB de CV
6.875%, 03/25/2044 (S)		200,000	225,500
Allegiant Travel Company
5.500%, 07/15/2019		175,000	181,563
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025		422,182	431,681
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021		80,092	83,295
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018		200,000	208,000
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023		415,346	447,535

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		$500,000	$508,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		375,000	407,813
Associated Materials LLC
9.125%, 11/01/2017		425,000	426,063
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	150,987
6.250%, 06/09/2022	GBP	20,000	39,751
BAE Systems PLC
4.125%, 06/08/2022		100,000	174,772
BC Mountain LLC
7.000%, 02/01/2021 (S)		$425,000	401,625
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (S)		250,000	264,375
Brunswick Rail Finance, Ltd.
6.500%, 11/01/2017		250,000	235,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	261,250
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	111,082
5.150%, 09/01/2043		475,000	532,380
5.400%, 06/01/2041		235,000	274,096
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		50,000	57,125
CDW LLC
6.000%, 08/15/2022		375,000	395,156
Clean Harbors, Inc.
5.125%, 06/01/2021		175,000	177,625
5.250%, 08/01/2020		175,000	179,813
CNH Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	631,320
Columbus McKinnon Corp.
7.875%, 02/01/2019		$150,000	158,625
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		141,808	159,535
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		28,024	32,823
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		112,020	120,982
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		361,297	373,942
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	397,500
CRCC Yupeng, Ltd.
3.950%, 08/01/2019 (P) (Q)		200,000	203,240
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		88,066	103,372
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		45,993	53,869
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		87,012	93,538

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		$61,351	$67,179
DP World, Ltd.
6.850%, 07/02/2037		200,000	228,500
Ducommun, Inc.
9.750%, 07/15/2018		300,000	327,750
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	401,250
Eaton Corp.
1.500%, 11/02/2017		105,000	105,018
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,635
2.750%, 03/15/2017 (S)		110,000	113,699
2.800%, 11/01/2018 (S)		20,000	20,592
3.300%, 10/15/2022 (S)		25,000	25,103
3.850%, 11/15/2024 (S)		125,000	127,771
5.250%, 10/01/2020 (S)		150,000	170,536
5.600%, 05/01/2015 (S)		55,000	56,802
6.375%, 10/15/2017 (S)		100,000	114,272
Euramax International, Inc.
9.500%, 04/01/2016		375,000	366,563
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	250,000	378,500
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	200,000
FTI Consulting, Inc.
6.000%, 11/15/2022		275,000	284,281
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	138,898
G4S PLC
7.750%, 05/13/2019	GBP	50,000	99,286
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	100,000	138,766
GATX Corp.
1.250%, 03/04/2017		$100,000	99,427
2.375%, 07/30/2018		45,000	45,523
2.500%, 03/15/2019 to 07/30/2019		420,000	420,318
3.500%, 07/15/2016		440,000	459,370
4.850%, 06/01/2021		410,000	453,240
General Electric Company
4.500%, 03/11/2044		180,000	196,107
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	30,000	37,598
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		$245,000	248,098
4.600%, 02/15/2018	EUR	50,000	74,143
4.875%, 07/15/2021 (S)		$595,000	654,159
5.225%, 02/15/2023	GBP	50,000	94,086
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	185,063
International Lease Finance Corp.
2.181%, 06/15/2016 (P)		160,000	161,000
JB Hunt Transport Services, Inc.
2.400%, 03/15/2019		45,000	45,375
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020		100,000	96,496
3.000%, 05/15/2023		355,000	345,339
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019 (S)		125,000	129,063
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	403,974

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Loxam SAS
7.000%, 07/23/2022 (S)	EUR	225,000	$289,726
Manpowergroup, Inc.
4.500%, 06/22/2018		100,000	147,269
Masonite International Corp.
8.250%, 04/15/2021 (S)		$125,000	135,625
Matalan Finance PLC
6.875%, 06/01/2019 (S)	GBP	225,000	369,799
Mersin Uluslararasi Liman Isletmeciligi
AS
5.875%, 08/12/2020		$270,000	287,577
Metropolitan Light International, Ltd.
5.250%, 01/17/2018		600,000	612,750
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	377,125
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	320,250
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	90,431
Navistar International Corp.
8.250%, 11/01/2021		$250,000	259,375
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	165,341	244,515
Nortek, Inc.
8.500%, 04/15/2021		$375,000	407,813
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		87,500	94,019
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)		205,000	207,819
7.125%, 06/26/2042 (S)		200,000	220,500
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/2022 (S)		192,840	207,303
6.750%, 10/01/2022		192,840	207,303
Penske Truck Leasing Company LP
2.500%, 03/15/2016 to 06/15/2019 (S)		440,000	446,142
2.875%, 07/17/2018 (S)		65,000	66,927
3.125%, 05/11/2015 (S)		60,000	60,996
Prosegur Cia de Seguridad SA
2.750%, 04/02/2018	EUR	100,000	138,362
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	88,028
Republic Services, Inc.
5.700%, 05/15/2041		$155,000	186,591
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	45,919
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	40,257
2.050%, 10/01/2018		105,000	104,864
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	315,750
Southwest Airlines Company
5.250%, 10/01/2014		190,000	190,629
5.750%, 12/15/2016		90,000	98,775
Summit Materials LLC
10.500%, 01/31/2020		475,000	527,250
Tervita Corp.
8.000%, 11/15/2018 (S)		375,000	389,063
10.875%, 02/15/2018 (S)		400,000	415,000
Textron, Inc.
3.650%, 03/01/2021		165,000	170,623
4.300%, 03/01/2024		175,000	183,262

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Kansas City Southern Railway
Company
4.300%, 05/15/2043		$705,000	$700,018
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	294,938
8.500%, 11/01/2020		175,000	191,625
TransDigm, Inc.
6.500%, 07/15/2024 (S)		200,000	205,000
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	182,000
Travelport LLC
11.875%, 09/01/2016		150,000	150,000
Trinseo Materials Operating SCA
8.750%, 02/01/2019		540,000	579,150
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		200,000	191,250
United Airlines 2013-1 Class A Pass
Through Trust
4.300%, 08/15/2025		240,000	246,000
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026		455,000	456,138
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022		65,000	65,000
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		850,000	848,860
6.375%, 06/01/2018		325,000	342,875
United Technologies Corp.
4.500%, 06/01/2042		150,000	161,654
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		84,664	95,670
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		363,245	384,132
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		38,376	41,734
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	249,288
USG Corp.
5.875%, 11/01/2021 (S)		100,000	104,500
Valmont Industries, Inc.
6.625%, 04/20/2020		140,000	166,381
Verisk Analytics, Inc.
5.800%, 05/01/2021		115,000	130,268
Votorantim Cimentos SA
3.250%, 04/25/2021 (S)	EUR	100,000	134,517
Waste Management, Inc.
2.600%, 09/01/2016		$110,000	113,494
6.375%, 03/11/2015		65,000	66,986
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	178,938
West Corp.
7.875%, 01/15/2019		120,000	125,850
Xella Holdco Finance SA, PIK
9.125%, 09/15/2018	EUR	100,000	139,279

			31,472,663
Information Technology - 1.8%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (S)		$150,000	156,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		$750,000	$810,938
6.125%, 09/15/2023 (S)		200,000	220,000
Adria Bidco BV
7.875%, 11/15/2020 (S)	EUR	300,000	421,482
Alcatel-Lucent USA, Inc.
6.750%, 11/15/2020 (S)		$575,000	608,063
8.875%, 01/01/2020 (S)		225,000	250,313
Alliance Data Systems Corp.
5.375%, 08/01/2022 (S)		250,000	251,250
6.375%, 04/01/2020 (S)		425,000	448,109
Altice Financing SA
6.500%, 01/15/2022 (S)		725,000	763,063
8.000%, 12/15/2019 (S)	EUR	100,000	144,173
Altice Finco SA
8.125%, 01/15/2024 (S)		$400,000	435,000
Ancestry.com, Inc., PIK
9.625%, 10/15/2018 (S)		400,000	409,000
Anstock II, Ltd.
2.125%, 07/24/2017		200,000	198,602
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,932
3.375%, 11/01/2015		105,000	107,962
4.500%, 03/01/2023		185,000	193,323
Avnet, Inc.
4.875%, 12/01/2022		425,000	453,853
6.625%, 09/15/2016		45,000	49,801
Baidu, Inc.
2.750%, 06/09/2019		650,000	652,155
BCP Singapore VI Cayman Financing
Company, Ltd.
8.000%, 04/15/2021 (S)		200,000	206,500
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	378,750
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	100,000	140,264
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	556,500
Dell, Inc.
4.625%, 04/01/2021		100,000	97,250
5.650%, 04/15/2018		200,000	210,500
5.875%, 06/15/2019		300,000	318,000
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	462,375
EarthLink, Inc.
7.375%, 06/01/2020		175,000	184,188
Epicor Software Corp.
8.625%, 05/01/2019		325,000	348,563
Equinix, Inc.
5.375%, 04/01/2023		325,000	331,500
Fidelity National
Information Services, Inc.
1.450%, 06/05/2017		70,000	69,954
3.500%, 04/15/2023		210,000	209,637
3.875%, 06/05/2024		335,000	341,188
First Data Corp.
6.750%, 11/01/2020 (S)		358,000	387,535
12.625%, 01/15/2021		1,650,000	2,017,125
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)		57,853	65,519
Fiserv, Inc.
3.125%, 06/15/2016		330,000	342,328
3.500%, 10/01/2022		320,000	324,763

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Fiserv, Inc. (continued)
6.800%, 11/20/2017		$40,000	$46,025
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	141,413
2.625%, 12/09/2014		150,000	150,787
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)		425,000	432,438
Infor US, Inc.
9.375%, 04/01/2019		350,000	385,000
InterXion Holding NV
6.000%, 07/15/2020 (S)	EUR	100,000	139,055
Juniper Networks Inc.
3.100%, 03/15/2016		$35,000	35,867
Lender Processing Services, Inc.
5.750%, 04/15/2023		305,000	325,588
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		475,000	499,438
Oracle Corp.
0.814%, 01/15/2019 (P)		320,000	322,770
SunGard Data Systems, Inc.
6.625%, 11/01/2019		235,000	246,163
Tencent Holdings, Ltd.
2.000%, 05/02/2017 (S)		200,000	200,947
3.375%, 05/02/2019 (S)		315,000	321,750
Xerox Business Services LLC
5.200%, 06/01/2015		130,000	134,419
Xerox Corp.
2.950%, 03/15/2017		45,000	46,815

			17,025,683
Materials - 2.8%
ABJA Investment Company Pte, Ltd.
5.950%, 07/31/2024		200,000	203,250
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	260,000
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		112,000	117,040
AK Steel Corp.
8.375%, 04/01/2022		775,000	817,625
Aleris International, Inc.
7.625%, 02/15/2018		150,000	155,625
7.875%, 11/01/2020		375,000	390,000
ALROSA Finance SA
7.750%, 11/03/2020		200,000	206,594
Anglo American Capital PLC
1.184%, 04/15/2016 (P) (S)		200,000	201,186
4.125%, 04/15/2021 (S)		200,000	206,474
ArcelorMittal
5.750%, 08/05/2020		75,000	80,250
6.000%, 03/01/2021		325,000	350,188
6.125%, 06/01/2018		460,000	500,825
6.750%, 02/25/2022		425,000	474,385
10.350%, 06/01/2019		300,000	378,000
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		200,000	207,250
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (S)		200,000	202,000
7.000%, 11/15/2020 (S)		348,529	354,629
Beverage Packaging Holdings
Luxembourg II SA
6.000%, 06/15/2017 (S)		275,000	279,125
BlueScope Steel, Ltd.
7.125%, 05/01/2018 (S)		375,000	393,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Braskem Finance, Ltd.
6.450%, 02/03/2024		$400,000	$430,600
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	348,563
Building Materials Holding Corp.
9.000%, 09/15/2018 (S)		375,000	405,000
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	77,709
5.200%, 07/15/2021		195,000	212,702
Celulosa Arauco y Constitucion SA
4.500%, 08/01/2024 (S)		200,000	199,764
Cemex Finance LLC
9.375%, 10/12/2022 (S)		540,000	637,200
Cemex SAB de CV
5.234%, 09/30/2015 (P) (S)		230,000	236,762
7.250%, 01/15/2021 (S)		625,000	686,719
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	275,000	409,213
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		$315,000	328,082
5.625%, 10/18/2043 (S)		200,000	231,286
Eastman Chemical Company
2.400%, 06/01/2017		140,000	143,393
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		525,000	542,063
EuroChem Mineral & Chemical
Company OJSC
5.125%, 12/12/2017 (S)		200,000	192,000
5.125%, 12/12/2017		200,000	192,000
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	178,000
6.500%, 04/22/2020		200,000	178,000
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	269,063
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	184,500
First Quantum Minerals, Ltd.
7.250%, 05/15/2022 (S)		550,000	580,250
Fresnillo PLC
5.500%, 11/13/2023 (S)		400,000	427,000
Goldcorp, Inc.
2.125%, 03/15/2018		215,000	216,449
3.625%, 06/09/2021		250,000	256,838
3.700%, 03/15/2023		120,000	120,321
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	220,000
GTL Trade Finance, Inc.
7.250%, 04/16/2044 (S)		200,000	211,250
Hexion US Finance Corp.
6.625%, 04/15/2020		300,000	315,750
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	96,994
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	254,581
6.000%, 12/30/2019 (S)		495,000	576,435
Imperial Metals Corp.
7.000%, 03/15/2019 (S)		350,000	329,875
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	206,500
International Paper Company
3.650%, 06/15/2024		245,000	244,927

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
JMC Steel Group
8.250%, 03/15/2018 (S)		$400,000	$405,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	311,160
Lafarge SA
4.750%, 09/30/2020		100,000	151,088
LYB International Finance BV
4.000%, 07/15/2023		$320,000	338,520
Magnetation LLC
11.000%, 05/15/2018 (S)		350,000	379,750
Martin Marietta Materials, Inc.
1.331%, 06/30/2017 (P) (S)		130,000	130,397
4.250%, 07/02/2024 (S)		260,000	266,312
Momentive Performance Materials, Inc.
8.875%, 10/15/2020 (H)		225,000	210,938
Novelis, Inc.
8.750%, 12/15/2020		475,000	525,469
Packaging Corp. of America
4.500%, 11/01/2023		170,000	183,412
Pfleiderer GmbH
7.875%, 08/01/2019 (S)	EUR	100,000	130,410
PolyOne Corp.
5.250%, 03/15/2023		$250,000	258,125
7.375%, 09/15/2020		200,000	215,500
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)		250,000	245,000
Rio Tinto Finance USA PLC
1.375%, 06/17/2016		385,000	388,880
Rock-Tenn Company
3.500%, 03/01/2020		185,000	191,328
Ryerson, Inc.
9.000%, 10/15/2017		450,000	479,250
11.250%, 10/15/2018		650,000	721,500
Samarco Mineracao SA
4.125%, 11/01/2022 (S)		265,000	254,930
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	420,000
8.375%, 06/15/2019 (S)		200,000	218,500
Southern Copper Corp.
5.250%, 11/08/2042		265,000	257,265
Steel Dynamics, Inc.
6.125%, 08/15/2019		225,000	240,750
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		150,000	160,500
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		171,000	187,673
The Dow Chemical Company
2.500%, 02/15/2016		265,000	271,758
4.250%, 11/15/2020		35,000	38,152
8.550%, 05/15/2019		140,000	178,358
United States Steel Corp.
6.875%, 04/01/2021		300,000	322,875
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	139,279
7.375%, 05/01/2021 (S)		$175,000	190,750
Vale Overseas, Ltd.
4.375%, 01/11/2022		210,000	219,118
6.250%, 01/23/2017		95,000	105,759
6.875%, 11/10/2039		100,000	119,230
Vale SA
3.750%, 01/10/2023	EUR	100,000	145,027
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		$300,000	312,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vedanta Resources PLC (continued)
7.125%, 05/31/2023 (S)		$400,000	$423,000
7.125%, 05/31/2023		400,000	423,000
8.250%, 06/07/2021 (S)		350,000	393,750
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		640,000	688,384
Vulcan Materials Company
7.500%, 06/15/2021		110,000	130,625

			27,290,707
Telecommunication Services - 3.3%
Altice Finco SA
9.000%, 06/15/2023 (S)	EUR	400,000	603,103
9.875%, 12/15/2020		$200,000	226,866
9.875%, 12/15/2020 (S)		400,000	453,732
America Movil SAB de CV
2.375%, 09/08/2016		200,000	204,860
3.625%, 03/30/2015		150,000	152,427
8.460%, 12/18/2036	MXN	1,000,000	76,303
AT&T, Inc.
5.875%, 04/28/2017	GBP	50,000	91,529
B Communications, Ltd.
7.375%, 02/15/2021 (S)		$300,000	318,750
Banglalink Digital Communications, Ltd.
8.625%, 05/06/2019 (S)		200,000	210,000
Bell Canada
4.950%, 05/19/2021	CAD	125,000	129,093
Bharti Airtel International Netherlands BV
4.000%, 12/10/2018	EUR	100,000	142,871
5.125%, 03/11/2023 (S)		$215,000	227,416
5.125%, 03/11/2023		600,000	634,650
British Telecommunications PLC
8.625%, 03/26/2020	GBP	30,000	64,693
Cable Communications Systems NV
7.500%, 11/01/2020 (S)	EUR	550,000	776,873
CC Holdings GS V LLC
2.381%, 12/15/2017		$645,000	658,680
3.849%, 04/15/2023		945,000	959,248
CenturyLink, Inc.
5.625%, 04/01/2020		375,000	396,563
Deutsche Telekom
International Finance BV
6.500%, 04/08/2022	GBP	10,000	20,322
7.375%, 12/04/2019		10,000	20,448
Digicel Group, Ltd.
7.125%, 04/01/2022 (S)		$275,000	285,313
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	206,000
Eileme 2 AB
11.625%, 01/31/2020 (S)		250,000	291,275
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	71,190
GCX, Ltd.
7.000%, 08/01/2019 (S)		$200,000	207,868
Goodman Networks, Inc.
12.125%, 07/01/2018		400,000	434,000
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	509,232
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	604,230
4.347%, 06/15/2016 (S)		275,000	281,411
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		725,000	722,281
6.625%, 12/15/2022		550,000	574,750

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Luxembourg SA
7.750%, 06/01/2021		$700,000	$738,500
8.125%, 06/01/2023		300,000	324,750
Koninklijke KPN NV
3.250%, 02/01/2021	EUR	100,000	144,090
Level 3 Financing, Inc.
7.000%, 06/01/2020		$200,000	215,500
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	350,000	470,230
9.000%, 04/15/2019		100,000	134,351
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	520,590
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	336,781
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	436,000
NII International Telecom SCA
11.375%, 08/15/2019 (H) (S)		250,000	166,250
Orange SA
8.000%, 12/20/2017	GBP	15,000	29,516
PCCW Capital No. 4, Ltd.
5.750%, 04/17/2022		$200,000	217,168
Play Topco SA
7.750%, 02/28/2020 (S)	EUR	200,000	266,732
Qwest Corp.
7.500%, 10/01/2014		$175,000	175,876
Rogers Communications, Inc.
4.000%, 06/06/2022	CAD	75,000	72,414
6.750%, 03/15/2015		$165,000	170,407
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		200,000	220,000
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	123,730
2.933%, 12/15/2017 (S)		630,000	641,692
3.598%, 04/15/2018 (S)		570,000	572,453
Sistema JSFC
6.950%, 05/17/2019		250,000	247,500
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		295,000	350,681
11.500%, 11/15/2021		650,000	848,250
Sprint Corp.
7.125%, 06/15/2024 (S)		2,125,000	2,167,500
T-Mobile USA, Inc.
6.250%, 04/01/2021		475,000	492,813
6.633%, 04/28/2021		475,000	499,938
6.731%, 04/28/2022		900,000	949,500
Telecom Italia Capital SA
5.250%, 10/01/2015		175,000	182,000
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	73,575
5.303%, 05/30/2024 (S)		$230,000	234,025
5.625%, 12/29/2015	GBP	50,000	86,517
6.375%, 06/24/2019		400,000	721,354
Telefonica Emisiones SAU
4.693%, 11/11/2019	EUR	50,000	76,948
4.710%, 01/20/2020		100,000	154,657
5.375%, 02/02/2018	GBP	50,000	90,679
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	60,014
UPC Holding BV
6.750%, 03/15/2023 (S)	EUR	200,000	288,520
6.750%, 03/15/2023 (S)	CHF	175,000	209,703

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
1.350%, 06/09/2017		$185,000	$185,028
2.625%, 02/21/2020 (S)		253,000	253,749
4.500%, 09/15/2020		670,000	736,179
5.050%, 03/15/2034		555,000	606,390
5.150%, 09/15/2023		345,000	390,656
6.400%, 09/15/2033		1,995,000	2,520,062
Vimpel Communications
7.748%, 02/02/2021 (S)		200,000	201,000
7.748%, 02/02/2021		400,000	402,000
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	189,332
7.504%, 03/01/2022 (S)		600,000	593,274
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	136,250
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)		400,000	401,000
6.500%, 04/30/2020 (S)		275,000	294,250
7.000%, 04/23/2021 (S)	EUR	100,000	140,658
7.375%, 04/23/2021 (S)		$825,000	870,375

			32,187,384
Utilities - 1.8%
AES Corp.
5.500%, 03/15/2024		450,000	457,875
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	406,875
Appalachian Power Company
6.375%, 04/01/2036		115,000	150,353
Calpine Corp.
5.375%, 01/15/2023		375,000	378,750
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	83,878
CMS Energy Corp.
4.250%, 09/30/2015		$340,000	352,480
5.050%, 03/15/2022		200,000	226,974
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		400,000	430,000
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	89,705
Duke Energy Corp.
1.625%, 08/15/2017		85,000	85,589
E.CL SA
5.625%, 01/15/2021 (S)		100,000	109,510
Eastern Power Networks PLC
5.750%, 03/08/2024	GBP	30,000	58,533
Electricite de France
4.600%, 01/27/2020 (S)		$300,000	333,960
Electricite de France SA
1.150%, 01/20/2017 (S)		230,000	230,300
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (S)		175,000	192,371
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	250,736
5.125%, 10/07/2019 (S)		220,000	244,774
5.625%, 08/14/2024	GBP	50,000	95,553
Enel SpA (5.000% to 01/15/2020, then
5 Year Euro Swap Rate + 3.648%)
01/15/2075	EUR	100,000	139,279
Energy Future Intermediate
Holding Company LLC
10.000%, 12/01/2020		$975,000	279
11.750%, 03/01/2022 (H) (S)		725,000	821,063

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	$224,726
6.000%, 05/13/2021		200,000	224,726
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	96,835
Exelon Generation Company LLC
6.250%, 10/01/2039		$335,000	399,217
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	182,039
4.250%, 03/15/2023		370,000	373,079
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)		465,000	476,135
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	77,045
Gas Natural Capital Markets SA
4.500%, 01/27/2020	EUR	50,000	77,056
GDF Suez
6.125%, 02/11/2021	GBP	50,000	99,424
GenOn Energy, Inc.
9.500%, 10/15/2018		$525,000	557,813
Georgia Power Company
0.551%, 03/15/2016 (P)		90,000	89,933
GNL Quintero SA
4.634%, 07/31/2029 (S)		200,000	204,781
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		605,000	605,364
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	200,000	349,462
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		$85,000	90,100
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (S)		650,000	748,007
7.250%, 01/15/2019		200,000	225,100
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	204,357
Majapahit Holding BV
7.750%, 01/20/2020		1,050,000	1,237,688
Mississippi Power Company
2.350%, 10/15/2016		80,000	82,278
Monongahela Power Company
5.700%, 03/15/2017 (S)		70,000	77,104
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	55,590
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		$70,000	70,324
NGL Energy Partners LP
5.125%, 07/15/2019 (S)		275,000	278,781
NiSource Finance Corp.
6.250%, 12/15/2040		95,000	117,350
10.750%, 03/15/2016		115,000	129,446
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	16,000	29,720
NRG Energy, Inc.
6.250%, 07/15/2022 to 05/01/2024 (S)		$525,000	547,313
6.625%, 03/15/2023		350,000	371,000
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		275,000	284,625
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	290,944
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024 (S)		745,000	769,213

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		$200,000	$182,250
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	55,033
3.400%, 06/01/2023		215,000	217,055
3.500%, 12/01/2022		275,000	280,664
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		430,000	448,528
Public Service Company of Oklahoma
5.150%, 12/01/2019		35,000	39,368
Ruwais Power Company PJSC
6.000%, 08/31/2036 (S)		200,000	225,884
RWE Finance BV
6.500%, 04/20/2021	GBP	20,000	39,575
Scottish Power UK PLC
6.750%, 05/29/2023		6,000	12,314
8.375%, 02/20/2017		20,000	38,223
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024		20,000	40,293
Snam SpA
5.000%, 01/18/2019	EUR	100,000	153,715
Southern Company
1.950%, 09/01/2016		$115,000	117,584
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		200,000	209,900
TECO Finance, Inc.
5.150%, 03/15/2020		190,000	213,926
6.572%, 11/01/2017		37,000	42,471

			17,102,195

TOTAL CORPORATE BONDS (Cost $356,822,730)			$371,684,222

CAPITAL PREFERRED SECURITIES - 0.0%
Financials - 0.0%
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
09/15/2066	EUR	50,000	68,490
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		$190,000	213,275

			281,765

TOTAL CAPITAL PREFERRED SECURITIES (Cost $256,314) $			281,765

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.1%
Central European Media Enterprises, Ltd.
5.000%, 11/15/2015		600,000	585,000

TOTAL CONVERTIBLE BONDS (Cost $591,783)			$585,000

MUNICIPAL BONDS - 0.6%
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	201,445
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	195,581
City of New York (New York)
6.271%, 12/01/2037		115,000	151,774
Commonwealth of Massachusetts
4.500%, 08/01/2031		190,000	211,594

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico
8.000%, 07/01/2035	$595,000	$545,151
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	130,000	130,720
District of Columbia
5.591%, 12/01/2034	40,000	49,129
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	174,192
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	475,000	480,092
2.995%, 07/01/2020	265,000	269,407
Government Development Bank for
Puerto Rico
3.448%, 02/01/2015	70,000	67,141
3.800%, 08/01/2015	150,000	131,354
5.000%, 12/01/2015	310,000	290,442
Guam Power Authority
7.500%, 10/01/2015	75,000	75,629
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	132,371
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	253,713
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	160,455
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	83,796
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	126,322
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	557,470
Port Authority of New York & New Jersey
4.458%, 10/01/2062	340,000	357,462
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	273,265
State of Oregon
5.892%, 06/01/2027	60,000	73,675
University of California
0.656%, 07/01/2041 (P)	85,000	85,376
Utility Debt Securitization Authority (New
York)
2.042%, 06/15/2021	170,000	170,765
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	41,108

TOTAL MUNICIPAL BONDS (Cost $4,946,361)		$5,289,429

TERM LOANS (M) - 1.4%
Consumer Discretionary - 0.5%
CityCenter Holdings LLC
4.250%, 10/16/2020	525,000	524,081
Delta 2 Lux SARL
4.750%, 07/30/2021	977,650	971,234
TBD 07/15/2022 (T)	175,000	175,875
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	71,053	70,530

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
JC Penney Corp., Inc.
6.000%, 05/22/2018	$893,057	$896,853
Las Vegas Sands LLC
3.250%, 12/19/2020	218,900	218,250
McGraw-Hill Global Education
Holdings LLC
5.750%, 03/22/2019	169,009	169,854
MGM Resorts International
3.500%, 12/20/2019	98,500	97,843
Station Casinos LLC
4.250%, 03/02/2020	645,514	642,892
Univision Communications, Inc.
4.000%, 03/01/2020	707,828	702,962
4.000%, 03/02/2020	246,875	245,156
Village Roadshow, Ltd.
4.750%, 11/21/2017	66,938	67,440
Weight Watchers International, Inc.
4.000%, 04/02/2020	447,733	351,750

		5,134,720
Consumer Staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	198,000	197,728
PF Chang’s China Bistro, Inc.
4.250%, 07/02/2019	696,446	680,196

		877,924
Energy - 0.1%
Foresight Energy LLC
5.500%, 08/19/2020	158,500	159,586
MEG Energy Corp.
3.750%, 03/31/2020	123,107	122,777
Murray Energy Corp.
5.250%, 12/05/2019	174,563	175,559
Philadelphia Energy Solutions Refining
and Marketing LLC
6.250%, 04/04/2018	472,295	443,957
TGGT Holdings LLC
6.500%, 11/15/2018	292,500	294,877

		1,196,756
Financials - 0.2%
Asurion LLC
5.000%, 05/24/2019	647,686	649,189
8.500%, 03/03/2021	625,000	644,531
CeramTec Acquisition Corp.
4.250%, 08/28/2020	6,967	6,959
Gardner Denver, Inc.
4.250%, 07/30/2020	198,500	197,838
Nuveen Investments, Inc.
4.157%, 05/15/2017	325,399	324,721
6.500%, 02/28/2019	200,000	200,100
Vantiv LLC
3.750%, 05/12/2021	275,000	274,141

		2,297,479
Health Care - 0.1%
Biomet, Inc.
3.663%, 07/25/2017	181,220	180,909
Community Health Systems, Inc.
4.250%, 01/27/2021	273,625	274,266
HCA, Inc.
2.984%, 05/01/2018	350,632	349,682
Ortho-Clinical Diagnostics, Inc.
4.750%, 06/30/2021	250,000	249,722

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Surgery Center Holdings, Inc.
TBD 07/09/2020 (T)	$175,000	$174,781

		1,229,360
Industrials - 0.1%
CeramTec GmbH
4.250%, 08/28/2020	21,154	21,127
CeramTec Service GmbH
4.250%, 08/31/2020	70,270	70,182
Husky Injection Molding Systems, Ltd.
4.250%, 06/30/2021	150,000	149,562
Navistar, Inc.
5.750%, 08/17/2017	150,000	151,125
Tervita Corp.
6.250%, 05/15/2018	249,367	249,523

		641,519
Information Technology - 0.1%
Activision Blizzard, Inc.
3.250%, 10/12/2020	190,688	190,608
Dell International LLC
4.500%, 04/29/2020	172,693	173,052
First Data Corp.
4.155%, 03/24/2021	237,724	236,981

		600,641
Materials - 0.1%
Eagle Spinco, Inc.
3.500%, 01/27/2017	97,908	97,663
Univar, Inc.
5.000%, 06/30/2017	296,170	296,232

		393,895
Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	263,704	261,809
Utilities - 0.1%
Equipower Resources Holdings LLC
4.250%, 12/21/2018	560,155	559,980
4.250%, 12/31/2019	693,003	692,569

		1,252,549

TOTAL TERM LOANS (Cost $13,860,761)		$13,886,652

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Commercial & Residential - 2.6%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.395%, 11/25/2035 (P)	4,192	4,147
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.542%, 12/25/2034 (P)	143,004	137,511
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	235,380
Series 2006-2, Class A4,
5.920%, 05/10/2045 (P)	210,000	223,145
Series 2006-3, Class AM,
6.047%, 07/10/2044 (P)	300,000	315,370
Series 2006-4, Class A4,
5.634%, 07/10/2046	251,457	266,749
Series 2006-5, Class AM,
5.448%, 09/10/2047	435,000	464,109

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-4, Class A4,
5.948%, 02/10/2051 (P)	$113,765	$125,564
Series 2007-4, Class AM,
6.015%, 02/10/2051 (P)	220,000	243,572
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.456%, 02/20/2035 (P)	6,432	6,245
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	311,429
Series 2007-1, Class AAB,
5.422%, 01/15/2049	126,615	126,596
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,037,069
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
3.246%, 03/25/2035 (P)	105,566	97,495
Series 2004-A, Class 2A2,
2.679%, 02/25/2034 (P)	44,668	44,715
Series 2004-D, Class 2A2,
2.635%, 05/25/2034 (P)	21,908	22,074
Series 2004-H, Class 2A2,
2.681%, 09/25/2034 (P)	59,633	59,720
Series 2004-I, Class 3A2,
2.706%, 10/25/2034 (P)	13,030	13,026
Series 2005-J, Class 3A1,
2.806%, 11/25/2035 (P)	96,099	90,853
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.635%, 02/25/2036 (P)	166,651	138,714
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	351,839	355,086
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	102,277
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	602,932	643,727
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	276,962	281,669
Series 2006-T24, Class A4,
5.537%, 10/12/2041	105,593	113,835
Capital Auto Receivables Asset Trust,
Series 2014-3, Class A3
1.480%, 11/20/2018	115,000	114,981
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A1,
1.102%, 11/10/2046	104,668	104,557
Series 2014-GC21, Class A1,
1.242%, 05/10/2047	115,786	115,431
Series 2014-GC21, Class AS,
4.026%, 05/10/2047	615,000	638,573
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	590,000	619,763
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AM 5.969%, 05/15/2046 (P)	150,000	163,611

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	$45,000	$46,562
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	28,851	29,021
Series 2013-CR13, Class C,
4.915%, 12/10/2023 (P)	165,000	172,426
Series 2014-CR15, Class A1,
1.218%, 02/10/2047	314,278	312,911
Series 2014-CR15, Class C,
4.921%, 02/10/2047 (P)	145,000	151,963
Series 2014-CR17, Class A1,
1.275%, 05/10/2047	87,012	86,661
Series 2014-CR18, Class A1,
1.442%, 07/15/2047	78,519	78,255
Series 2014-TWC, Class A,
1.006%, 02/13/2032 (P) (S)	280,000	280,107
Series 2014-UBS2, Class A1,
1.298%, 03/10/2047	75,786	75,374
Series 2014-UBS4, Class A1,
1.309%, 08/10/2047	19,760	19,722
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	305,000	324,996
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	400,000	427,124
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.173%, 02/15/2041 (P)	145,000	161,305
CSMC, Series 2014-ICE, Class A
1.050%, 04/15/2027 (P) (S)	200,000	200,271
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.555%, 04/25/2035 (P)	107,117	95,419
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
0.996%, 09/19/2044 (P)	110,561	106,534
Series 2004-AR4, Class 2A1A,
0.516%, 01/19/2045 (P)	469,711	416,309
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
3.234%, 10/18/2054 (P) (S)	200,000	202,923
Series 2012-1A, Class 3A1,
1.731%, 10/18/2054 (P) (S)	210,000	215,894
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.062%, 06/19/2035 (P)	30,142	30,371
GreenPoint MTA Trust, Seres 2005-AR1,
Class A1 0.395%, 06/25/2045 (P)	194,369	156,044
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	215,000	224,632
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	180,000	188,817
GS Mortgage Securities Corp. Trust,
Series 2014-GC20, Class A1
1.343%, 04/10/2047	61,876	61,742
GS Mortgage Securities Trust
Series 2013-GC13, Class A1,
1.206%, 07/10/2046	91,308	91,619

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC22, Class A1,
1.290%, 06/10/2047	$83,026	$82,651
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.376%, 05/19/2035 (P)	55,055	48,564
Series 2006-9, Class 2A1A,
0.366%, 11/19/2036 (P)	588,412	439,237
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.884%, 10/15/2054 (P) (S)	506,834	510,563
Series 2012-3A, Class B1,
2.434%, 10/15/2054 (P) (S)	250,000	259,551
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.425%, 10/25/2035 (P)	162,720	146,142
Series 2005-4, Class A2,
0.485%, 10/25/2035 (P)	111,768	100,800
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.935%, 10/25/2036 (P)	234,286	184,588
JPMBB Commercial
Mortgage Securities Trust
1.266%, 04/15/2047	96,633	96,346
4.243%, 04/15/2047 (P)	200,000	211,560
Series 2014-C21, Class A1,
1.322%, 08/15/2047	59,308	59,110
Series 2014-C22, Class A1,
1.451%, 09/15/2047	35,000	34,947
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.345%, 06/25/2037 (P)	77,313	72,631
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	71,678	71,705
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	75,000	78,878
Series 2007-CB19, Class A4,
5.892%, 02/12/2049 (P)	735,000	802,906
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	371,959
Series 2012-C6, Class A1,
1.031%, 05/15/2045	11,490	11,518
Series 2013-C16, Class A1,
1.223%, 12/15/2046	155,981	155,710
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	878,931	945,268
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	899,671	972,974
Series 2007-CB19, Class AM,
5.892%, 02/12/2049 (P)	740,000	796,899
Series 2007-LD11, Class AM,
5.985%, 06/15/2049 (P)	80,000	84,424
Series 2007-LD12, Class AM,
6.217%, 02/15/2051 (P)	270,000	299,067
Series 2014-C20, Class A1,
1.268%, 07/15/2047	72,827	72,510
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	38,013	38,177

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.455%, 10/25/2035 (P)	$184,599	$141,029
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	5,770	5,935
Series 2005-C5, Class A4,
4.954%, 09/15/2030	34,100	34,838
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	61,391
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	118,075
Series 2007-C1, Class A4,
5.424%, 02/15/2040	133,405	144,530
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	225,000	240,007
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	175,000	192,237
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	630,000	709,648
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	65,000	72,971
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	336,098
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.504%, 12/25/2035 (P)	125,000	121,252
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	295,000	317,771
Series 2008-C1, Class A4,
5.690%, 02/12/2051	292,495	323,914
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C11, Class A1,
1.308%, 08/15/2046	153,264	153,843
Series 2013-C12, Class A1,
1.313%, 10/15/2046	182,675	183,060
Series 2014-C14, Class A1,
1.250%, 02/15/2047	70,486	70,194
Series 2014-C15, Class B,
4.565%, 04/15/2047 (P)	135,000	141,693
Series 2014-C16, Class A1,
1.294%, 06/15/2047	63,567	63,191
Series 2014-C17, Class A1,
1.551%, 08/15/2047	50,000	49,987
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	36,085	36,182
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	210,040	223,622
Series 2007-IQ14, Class AM,
5.869%, 04/15/2049 (P)	105,000	111,152
Series 2007-IQ14, Class AMFX,
5.869%, 04/15/2049 (P)	340,000	359,484
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.189%, 02/25/2040 (P)	3,622	3,552
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	341,214	322,394
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	170,023	165,686

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.568%, 04/25/2037 (P)	$114,974	$105,608
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.580%, 03/15/2025 (P)	2,401	2,623
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	109,264
WaMu Mortgage Pass
Through Certificates
Series 2005-AR11, Class A1C3,
0.665%, 08/25/2045 (P)	123,959	109,978
Series 2005-AR12, Class 2A1,
2.426%, 09/25/2035 (P)	28,330	28,831
Series 2005-AR13, Class A1A1,
0.445%, 10/25/2045 (P)	29,628	28,247
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-G, Class A3,
2.608%, 06/25/2034 (P)	32,896	33,101
Series 2006-2, Class 2A1,
0.855%, 03/25/2036 (P)	113,595	92,254
Series 2003-O, Class 5A1,
2.515%, 01/25/2034 (P)	50,402	50,498
WF-RBS Commercial Mortgage Trust
Series 2011-C2, 1.283%, 05/15/2047	163,083	162,728
Series 2011-C2, 4.176%, 05/15/2047	325,000	342,012
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	272,556
Series 2013-C16, Class A1,
1.406%, 09/15/2046	83,974	84,197
Series 2014-C19, Class AS,
4.271%, 03/15/2047	280,000	297,118
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	85,000	90,343
Series 2014-C21, Class A1,
1.413%, 08/15/2047	135,000	134,852
Series 2014-LC14, Class A1,
1.193%, 03/15/2047	106,121	105,738

		25,076,364
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.801%, 08/01/2028 (Z)	2,121	1,969
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	266	1
Series 2014-DN3, Class M2,
2.557%, 08/25/2024 (P)	250,000	254,136
Series 3153, Class UG,
0.605%, 05/15/2036 (P)	37,106	37,235
Series 3913, Class FA,
0.655%, 08/15/2041 (P)	203,136	204,828
Series 4077, Class MF,
0.655%, 07/15/2042 (P)	345,219	344,317
Series K025, Class A1,
1.875%, 04/25/2022	221,723	220,832
Series K502, Class A2,
1.426%, 08/25/2017	400,000	402,399
Series K712, Class A1,
1.369%, 05/25/2019	309,599	310,713

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-79, Class FM,
0.605%, 07/25/2042 (P)	$121,406	$121,788
Series 319, Class 2 IO,
6.500%, 02/25/2032	6,338	1,222
Government National
Mortgage Association
4.750%, 07/16/2038	275,000	308,323
Series 1998-6, Class EA PO,
0.311%, 03/16/2028 (Z)	10,852	10,329
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	12,486	12,644
Series 2004-47, Class QV,
6.000%, 09/16/2020	394,567	415,376
Series 2009-75, Class G,
4.500%, 07/20/2030	6,227	6,312
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	193,927	21,053
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,000,583	113,860
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	786,894	90,706
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	57,791	1,764
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	65,022
Series 2010-144, Class BC,
4.000%, 09/16/2039	285,000	307,701
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	436,094
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,271,923	281,209
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	2,432,692	255,167
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	691,308	35,441
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	1,753,717	227,345
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	318,820	36,084
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	288,627	31,543
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	524,299
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	145,628	8,279
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	479,372	71,448
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	484,568
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	84,019	12,423
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	226,123	43,972

		5,700,402

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $30,517,462)		$30,776,766

ASSET BACKED SECURITIES - 3.3%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	201,085

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ally Auto Receivables Trust (continued)
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	$100,000	$102,563
Series 2014-SN1, Class A3,
0.750%, 02/21/2017	160,000	159,831
Ally Master Owner Trust
Series 2012-1, Class A1,
0.955%, 02/15/2017 (P)	345,000	345,955
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	533,659
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	200,415
Series 2014-1, Class A2,
1.290%, 01/15/2019	125,000	125,239
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.325%, 04/17/2017 (P)	215,000	215,009
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,838
Series 2014-1, Class A,
0.525%, 12/15/2021 (P)	365,000	365,250
Series 2014-2, Class A,
1.260%, 01/15/2020	195,000	194,881
AmeriCredit
Automobile Receivables Trust
Series 2011-1, Class C,
2.850%, 08/08/2016	58,916	59,272
Series 2011-5, Class A3,
1.550%, 07/08/2016	17,540	17,545
Series 2012-1, Class A3,
1.230%, 09/08/2016	13,962	13,968
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,339
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,486
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,580
Series 2013-4, Class A3,
0.960%, 04/09/2018	60,000	60,153
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	139,732
Series 2014-2, Class B,
1.600%, 07/08/2019	130,000	129,223
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	141,615
ARI Fleet Lease Trust, Series 2014-A,
Class A2
0.810%, 11/15/2022 (S)	200,000	200,134
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	410,000	408,302
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	300,000	307,380
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	585,000	588,400
BA Credit Card Trust, Series 2014-A2,
Class A
0.425%, 09/16/2019 (P)	475,000	475,505
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	12,882	12,911

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Barclays Dryrock Issuance Trust,
Series 2014-2, Class A
0.495%, 03/16/2020 (P)	$215,000	$215,000
BMW Vehicle Lease Trust, Series 2013-1,
Class A3
0.540%, 09/21/2015	102,616	102,676
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	119	119
Cabela’s Master Credit Card Trust
0.505%, 03/16/2020 (P)	75,000	74,944
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	220,000	220,340
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	30,005
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,978
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	176,110
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	841,577
Series 2014-1, Class A3,
1.320%, 06/20/2018	135,000	135,681
Series 2014-1, Class B,
2.220%, 01/22/2019	40,000	40,308
Series 2014-1, Class C,
2.840%, 04/22/2019	55,000	55,736
Series 2014-2, Class A3,
1.260%, 05/21/2018	270,000	270,138
Series 2014-2, Class B,
2.030%, 12/20/2018	85,000	84,856
Series 2014-2, Class C,
2.410%, 05/20/2019	75,000	74,892
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	26,945	26,995
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	151,822
Series 2013-3, Class A3,
0.970%, 04/16/2018	325,000	326,368
Series 2014-1, Class B,
1.690%, 08/15/2019	20,000	19,902
Series 2014-1, Class C,
1.930%, 11/15/2019	30,000	29,846
Series 2014-1, Class D,
2.430%, 08/17/2020	295,000	294,272
CCG Receivables Trust, Series 2014-1,
Class A2
1.060%, 11/15/2021 (S)	400,000	399,851
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	10,331	10,109
Series 2002-4, Class 2A1,
0.895%, 10/25/2032 (P)	5,416	5,092
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	455,000	455,111
Series 2014-A5, Class A5,
0.525%, 04/15/2021 (P)	370,000	370,572
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	22,522	22,537

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.320%, 09/07/2018	$150,000	$151,136
Series 2014-A2, Class A2,
1.020%, 02/22/2019	310,000	309,330
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	642,719	656,676
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	112,977	113,143
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	289,961
Series 2013-C, Class A3,
1.020%, 08/15/2018	195,000	195,857
Series 2013-D, Class A3,
0.770%, 10/15/2018	535,000	534,535
Series 2014-A, Class A3,
0.840%, 05/15/2019	135,000	134,997
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A
0.755%, 08/15/2019 (P) (S)	410,000	411,055
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.760%, 01/25/2034 (P)	80,531	75,237
Diamond Resorts Owner Trust,
Series 2013-2, Class A
2.270%, 05/20/2026 (S)	351,052	353,990
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	657,050	697,365
Dryrock Issuance Trust, Series 2013-1,
Class A
0.495%, 07/16/2018 (P)	200,000	200,191
Enterprise Fleet Financing LLC
Series 2013-1, Class A2,
0.680%, 09/20/2018 (S)	135,038	135,059
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	438,464	439,997
Series 2014-1, Class A2,
0.870%, 09/20/2019 (S)	200,000	200,046
Series 2014-2, Class A2,
1.050%, 03/20/2020 (S)	435,000	435,239
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A
1.060%, 08/15/2018 (S)	144,811	144,872
Ford Credit Auto Lease Trust
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,595
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,897
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	114,548
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,193
Series 2014-B, Class A4,
1.100%, 11/15/2017	105,000	105,025
Ford Credit Auto Owner Trust
Series 2013-D, Class A3,
0.670%, 04/15/2018	120,000	119,955
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	225,000	227,021

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	$205,000	$208,565
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	642,768
Series 2014-4, Class A1,
1.400%, 08/15/2019	155,000	154,640
GE Capital Credit Card Master Note Trust
Series 2009-4, Class C,
7.820%, 11/15/2017 (S)	100,000	101,508
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	200,000	205,403
Series 2011-2, Class A,
0.635%, 05/15/2019 (P)	190,000	190,439
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	479,796
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	195,409
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A,
0.596%, 10/20/2017 (P)	250,000	250,362
Series 2013-1, Class A,
0.556%, 04/20/2018 (P)	205,000	205,593
Series 2014-1, Class A,
0.536%, 07/20/2019 (P)	205,000	205,048
GE Equipment Small Ticket LLC
Series 2013-1A, Class A3,
1.020%, 02/24/2017 (S)	300,000	301,652
Series 2014-1A, Class A3,
0.950%, 09/25/2017 (S)	285,000	285,364
GE Equipment Transportation LLC
Series 2012-1, Class A3,
0.990%, 11/23/2015	7,129	7,133
Series 2013-2, Class A3,
0.920%, 09/25/2017	190,000	190,509
Series 2014-1, Class A4,
1.480%, 08/23/2022	75,000	74,954
GreatAmerica Leasing Receivables
Series 2014-1, Class A3,
0.890%, 07/15/2017 (S)	165,000	164,907
Series 2014-1, Class A4,
1.470%, 08/15/2020 (S)	135,000	134,503
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.435%, 10/25/2035 (P)	55,620	51,869
Series 2005-14, Class 2A3,
0.505%, 12/25/2035 (P)	81,527	67,891
Series 2005-MTR1, Class A4,
0.525%, 10/25/2035 (P)	363,120	346,773
Series 2007-7, Class 2A1,
0.200%, 07/25/2037 (P)	244,833	215,470
GSAA Trust, Series 2005-8, Class A3
0.585%, 06/25/2035 (P)	229,041	218,881
Hilton Grand Vacations Trust,
Series 2014-AA, Class A
1.770%, 11/25/2026 (S)	467,848	467,184
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.690%, 09/18/2017	320,000	320,231
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,022
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3
0.325%, 05/25/2037 (P)	134,515	125,400

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	$10,193	$10,199
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	177,802
Series 2012-1, Class A3,
0.810%, 09/15/2016	143,779	144,010
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A4
1.260%, 09/17/2018 (S)	135,000	135,082
Hyundai Auto Receivables Trust
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	133,992
Series 2012-A, Class A3,
0.720%, 03/15/2016	20,595	20,602
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,774
Invitation Homes Trust
Series 2013-SFR1, Class A,
1.400%, 12/17/2030 (P) (S)	103,797	103,810
Series 2014-SFR1, Class A,
1.155%, 06/17/2031 (P) (S)	260,000	258,317
John Deere Owner Trust, Series 2013-A,
Class A3
0.600%, 03/15/2017	185,000	185,341
Kubota Credit Owner Trust
Series 2014-1A, Class A2,
0.580%, 02/15/2017 (S)	175,000	174,984
Series 2014-1A, Class A4,
1.670%, 07/15/2020 (S)	540,000	537,924
Mercedes-Benz Auto Lease Trust
Series 2013-B, Class A3,
0.620%, 07/15/2016	240,000	240,177
Series 2013-B, Class A4,
0.760%, 07/15/2019	270,000	270,463
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	185,308
MMAF Equipment Finance LLC,
Series 2014-AA, Class A3
0.870%, 01/08/2019 (S)	345,000	344,165
Motor PLC
Series 2013-1A, Classs A1,
0.655%, 02/25/2021 (P) (S)	135,417	135,474
Series 2014-1A, Class A1,
0.635%, 08/25/2021 (P) (S)	205,067	204,974
Series 2012-A, Class A1C,
1.286%, 02/25/2020 (S)	170,000	170,099
MVW Owner Trust
2.150%, 04/22/2030 (S)	152,550	153,790
Navistar Financial
Dealer Note Master Trust
0.835%, 09/25/2018 (P) (S)	140,000	140,349
Series 2013-1, Class A,
0.825%, 01/25/2018 (P) (S)	220,000	220,201
Nissan Auto Lease Trust, Series 2013-B,
Class A3
0.750%, 06/15/2016	140,000	139,953
Nissan Auto Receivables Owner Trust
Series 2013-C, Class A3,
0.670%, 08/15/2018	360,000	359,345
Series 2014-A, Class A3,
0.720%, 08/15/2018	235,000	234,743

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A
2.280%, 11/15/2019 (S)	$470,000	$479,478
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	8,690	8,438
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	161,191	161,816
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	197,870	200,465
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	248,326	249,821
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	444,373	445,445
Series 2014-2A, Class A,
2.050%, 06/20/2031 (S)	118,415	118,152
SLM Student Loan Trust, Series 2008-4,
Class A2
1.284%, 07/25/2016 (P)	62,788	63,022
SMART Trust
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	480,000	484,836
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	208,679	209,159
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	190,145
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	85,162	85,245
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,592
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	234,272
Series 2014-1US, Class A3A,
0.950%, 02/14/2018	225,000	224,308
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	33,037	34,102
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	29,290	29,329
Volkswagen Auto Lease Trust,
Series 2014-A, Class A3
0.800%, 04/20/2017	140,000	140,013
Volvo Financial Equipment LLC,
Series 2014-1A, Class A3
0.820%, 04/16/2018 (S)	105,000	104,870
Wheels SPV LLC
Series 2012-1, Class A2,
1.190%, 03/20/2021 (S)	33,043	33,076
Series 2014-1A, Class A2,
0.840%, 03/20/2023 (S)	200,000	199,853
Series 2014-1A, Class A3,
1.460%, 03/20/2023 (S)	200,000	199,392
World Omni Master Owner Trust,
Series 2013-1, Class A
0.505%, 02/15/2018 (P) (S)	115,000	115,119

TOTAL ASSET BACKED SECURITIES (Cost $31,190,494)		$31,310,127

COMMON STOCKS - 12.6%
Consumer Discretionary - 1.5%
Altice SA (I)	2,822	$179,875

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Cablevision Systems Corp., Class A (L)	31,500	$583,065
Carnival Corp.	28,200	1,068,216
Coach, Inc.	10,000	368,300
Comcast Corp., Class A	11,800	645,814
Ford Motor Company	42,600	741,666
General Motors Company	24,699	859,525
Genuine Parts Company	8,500	745,790
Johnson Controls, Inc.	17,100	834,651
Kohl’s Corp.	23,500	1,381,565
Liberty Global PLC, Series C (I)	2,100	88,053
Macy’s, Inc.	15,900	990,411
Mattel, Inc.	38,000	1,310,620
News Corp., Class A (I)	3,200	56,400
Pearson PLC	19,189	354,091
Staples, Inc.	61,800	721,824
The Madison Square
Garden, Inc., Class A (I)	6,025	402,832
The New York Times Company, Class A	28,500	352,830
The Walt Disney Company	8,100	728,028
Tiffany & Company	900	90,846
Time Warner, Inc.	19,233	1,481,518
Whirlpool Corp.	900	137,718

		14,123,638
Consumer Staples - 0.6%
Archer-Daniels-Midland Company	28,700	1,430,982
Avon Products, Inc.	45,100	633,204
Bunge, Ltd.	1,900	160,835
Campbell Soup Company (L)	24,300	1,089,126
ConAgra Foods, Inc.	3,200	103,040
McCormick & Company, Inc.	7,100	494,799
PepsiCo, Inc.	11,700	1,082,133
Procter & Gamble Company	2,200	182,842
The Clorox Company (L)	12,300	1,089,780

		6,266,741
Energy - 2.0%
Anadarko Petroleum Corp.	9,400	1,059,286
Apache Corp.	26,000	2,647,580
BP PLC, ADR	13,900	664,976
Chevron Corp.	22,200	2,873,790
ConocoPhillips	7,100	576,662
CONSOL Energy, Inc.	23,500	946,580
Diamond Offshore Drilling, Inc. (L)	16,000	703,040
Exxon Mobil Corp.	24,100	2,396,986
Hess Corp.	17,300	1,749,030
Murphy Oil Corp.	21,300	1,330,611
Parsley Energy, Inc. (I)	6,500	142,480
Petroleo Brasileiro SA, ADR	25,800	504,906
Royal Dutch Shell PLC, ADR (L)	25,000	2,024,250
Schlumberger, Ltd.	10,900	1,195,076
Talisman Energy, Inc.	41,400	416,898

		19,232,151
Financials - 2.5%
American Express Company	14,500	1,298,475
Bank of America Corp.	126,585	2,036,753
Digital Realty Trust, Inc.	9,600	626,400
JPMorgan Chase & Company	55,400	3,293,530
Legg Mason, Inc.	18,800	927,216
Loews Corp.	11,900	520,506
Marsh & McLennan Companies, Inc.	32,800	1,741,680
MetLife, Inc.	14,100	771,834
Northern Trust Corp.	19,500	1,352,325

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials (continued)
Regions Financial Corp.	44,800	$454,720
Sun Life Financial, Inc.	14,100	524,379
SunTrust Banks, Inc.	32,600	1,241,408
The Allstate Corp.	6,300	387,387
The Bank of New York Mellon Corp.	1,000	39,180
The Chubb Corp.	6,300	579,285
The PNC Financial Services Group, Inc.	21,500	1,822,125
U.S. Bancorp	52,700	2,228,156
Wells Fargo & Company	53,700	2,762,328
Weyerhaeuser Company	31,389	1,065,657
Willis Group Holdings PLC	7,700	323,169

		23,996,513
Health Care - 0.8%
Bristol-Myers Squibb Company	26,700	1,352,355
GlaxoSmithKline PLC	25,586	625,315
Johnson & Johnson	20,100	2,084,973
Merck & Company, Inc.	28,300	1,701,113
Pfizer, Inc.	54,406	1,598,992
Quest Diagnostics, Inc.	12,800	809,088

		8,171,836
Industrials - 1.8%
Deere & Company	9,500	798,855
Eaton Corp. PLC	9,368	653,980
Emerson Electric Company	22,000	1,408,440
General Electric Company	136,700	3,551,466
Honeywell International, Inc.	15,800	1,504,634
Illinois Tool Works, Inc.	21,600	1,905,336
Joy Global, Inc.	13,900	877,785
Masco Corp.	30,700	720,529
Stanley Black & Decker, Inc.	11,700	1,070,550
The Boeing Company	10,600	1,344,080
United Continental Holdings, Inc. (I)	20,900	995,049
United Parcel Service, Inc., Class B	13,400	1,304,222
USG Corp. (I) (L)	16,800	486,696
Xylem, Inc.	22,100	823,446

		17,445,068
Information Technology - 1.4%
Analog Devices, Inc.	17,600	899,712
Apple, Inc.	11,900	1,219,750
Applied Materials, Inc.	53,900	1,245,360
CA, Inc.	10,700	302,168
Cisco Systems, Inc.	45,800	1,144,542
Computer Sciences Corp.	9,900	591,921
Corning, Inc.	53,100	1,107,666
Dell, Inc.	93,900	1,354,680
Harris Corp.	17,500	1,249,325
International Business Machines Corp.	3,200	615,360
Microsoft Corp.	30,700	1,394,701
QUALCOMM, Inc.	15,200	1,156,720
Texas Instruments, Inc.	20,400	982,872
The Western Union Company (L)	27,100	473,437

		13,738,214
Materials - 0.7%
E.I. du Pont de Nemours & Company	11,200	740,432
International Paper Company	32,900	1,594,005
MeadWestvaco Corp.	17,000	731,000
Newmont Mining Corp.	22,400	606,816
Nucor Corp.	21,400	1,162,448
Potash Corp. of Saskatchewan, Inc.	16,000	562,560

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials (continued)
Vulcan Materials Company	15,100	$957,038

		6,354,299
Telecommunication Services - 0.5%
AT&T, Inc.	52,835	1,847,112
CenturyLink, Inc.	18,975	777,785
T-Mobile US, Inc. (I)	5,700	171,456
Telefonica SA	24,867	394,510
Verizon Communications, Inc.	22,400	1,115,968
Verizon Communications, Inc.	3,991	198,964
Vodafone Group PLC	72,809	250,236

		4,756,031
Utilities - 0.8%
AES Corp.	33,000	500,940
Duke Energy Corp.	20,043	1,482,982
Entergy Corp.	16,900	1,308,229
Exelon Corp.	30,200	1,009,284
FirstEnergy Corp.	23,000	787,520
NiSource, Inc.	41,100	1,630,437
Xcel Energy, Inc.	25,000	801,250

		7,520,642

TOTAL COMMON STOCKS (Cost $86,716,356)		$121,605,133

PREFERRED SECURITIES - 0.1%
Energy - 0.0%
Penn Virginia Corp., 6.000% (S)	2,126	232,064
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	754,055
American Tower Corp., 5.250%	1,249	141,437
Crown Castle International Corp., 4.500%	2,250	234,540

		1,130,032

TOTAL PREFERRED SECURITIES (Cost $1,175,611)		$1,362,096

PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
Over the Counter on 10 year
U.S. Treasury Notes (Expiration Date:
10/24/2014; Strike Price: $122.50;
Counterparty: Goldman Sachs
& Company) (I)	12,000	1,125
Over the Counter on the GBP vs. USD
(Expiration Date: 01/05/2015; Strike
Price: $1.70; Counterparty:
JPMorgan Securities) (I)	1,100,000	29,279
Over the Counter on the GBP vs. USD
(Expiration Date: 01/05/2015; Strike
Price: $1.73; Counterparty:
JPMorgan Securities) (I)	1,100,000	1,584

		31,988

TOTAL PURCHASED OPTIONS (Cost $33,883)		$31,988

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral
Investment Trust, 0.0970% (W) (Y)	460,468	4,607,945

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,607,951)		$4,607,945

SHORT-TERM INVESTMENTS - 3.1%
U.S. Government - 0.0%
U.S. Treasury Bill 0.020%, 01/08/2015 *	$350,000	$349,975

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds - 2.9%
T. Rowe Price Investment Reserve
Fund, 0.0575% (Y)	27,898,098	$27,898,098
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 08/29/2014 at
0.000% to be repurchased at $1,984,000
on 09/02/2014, collateralized by
$2,055,000 U.S. Treasury Notes,
0.625% due 11/30/2017 (valued at
$2,026,209, including interest)	$1,984,000	$1,984,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,232,034)		$30,232,073

Total Investments (Spectrum Income Fund)
(Cost $918,133,886) - 100.9%		$973,950,981
Other assets and liabilities, net - (0.9%)		(8,474,984)

TOTAL NET ASSETS - 100.0%		$965,475,997

SALE COMMITMENTS OUTSTANDING - (0.1)%
U.S. Government Agency - (0.1)%
Government National Mortgage
Association 4.500%, TBA (C)	(935,000)	(1,016,437)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,015,205))		$(1,016,437)

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Consumer Discretionary - 11.2%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	17,800	$658,818
American Axle &
Manufacturing Holdings, Inc. (I)	8,259	149,488
BorgWarner, Inc.	45,069	2,802,841
Bridgestone Corp.	60,000	2,060,749
Cheng Shin Rubber Industry Company, Ltd.	175,516	405,164
Cie Generale des Etablissements Michelin	15,249	1,686,943
Continental AG	9,594	2,053,309
Cooper Tire & Rubber Company	7,662	236,219
Cooper-Standard Holding, Inc. (I)	1,684	110,319
Dana Holding Corp.	18,994	441,231
Delphi Automotive PLC	54,478	3,790,579
Denso Corp.	44,900	1,950,552
Dorman Products, Inc. (I)(L)	3,264	146,325
Drew Industries, Inc.	2,847	126,378
Federal-Mogul Holdings Corp. (I)	3,449	58,874
Fox Factory Holding Corp. (I)	1,361	20,714
Gentex Corp.	36,798	1,087,381
Gentherm, Inc. (I)	4,279	209,029
GKN PLC	152,207	887,530
Halla Visteon Climate Control Corp.	2,884	153,360
Hankook Tire Company, Ltd.	5,737	297,779
Hyundai Mobis	5,185	1,504,118
Hyundai Wia Corp.	1,192	262,309
Johnson Controls, Inc.	130,993	6,393,768
Koito Manufacturing Company, Ltd.	9,000	246,100
Magna International, Inc.	2,365	268,148
Modine Manufacturing Company (I)	5,895	83,827

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Motorcar Parts of America, Inc. (I)	1,952	$59,185
NGK Spark Plug Company, Ltd.	16,500	481,779
NHK Spring Company, Ltd.	14,700	140,762
NOK Corp.	8,900	192,340
Nokian Renkaat OYJ	10,162	324,818
Pirelli & C. SpA	19,175	293,065
Remy International, Inc.	1,697	37,504
Shiloh Industries, Inc. (I)	1,134	18,949
Spartan Motors, Inc.	4,889	25,521
Standard Motor Products, Inc.	2,391	89,926
Stanley Electric Company, Ltd.	13,300	315,134
Stoneridge, Inc. (I)	3,813	47,510
Strattec Security Corp.	491	39,398
Sumitomo Electric Industries, Ltd.	69,100	1,013,012
Sumitomo Rubber Industries, Ltd.	15,900	227,400
Superior Industries International, Inc.	2,861	55,646
Tenneco, Inc. (I)	7,353	471,180
The Goodyear Tire & Rubber Company	54,730	1,421,338
The Yokohama Rubber Company, Ltd.	19,000	168,968
Tower International, Inc. (I)	2,474	82,953
Toyoda Gosei Company, Ltd.	6,000	114,363
Toyota Industries Corp.	15,100	725,856
Valeo SA	6,229	753,060

		35,191,519
Automobiles - 1.3%
Astra International Tbk PT	2,443,108	1,581,834
Bayerische Motoren Werke AG	28,858	3,367,941
Brilliance China Automotive Holdings, Ltd.	254,000	468,662
Byd Company, Ltd., H Shares	53,494	379,788
China Motor Corp.	60,000	57,407
Chongqing Changan Automobile
Company, Ltd., Class B	74,600	154,020
Daihatsu Motor Company, Ltd.	17,900	307,355
Daimler AG	83,974	6,888,772
Dongfeng Motor Group Company, Ltd.,
H Shares	228,780	424,270
Fiat SpA (I)	70,728	691,723
Ford Motor Company	779,967	13,579,225
Ford Otomotiv Sanayi AS (I)	3,309	43,655
Fuji Heavy Industries, Ltd.	54,100	1,540,782
Geely Automobile Holdings, Ltd.	420,000	161,343
General Motors Company	259,341	9,025,067
Great Wall Motor Company, Ltd., H Shares	86,250	365,707
Guangzhou Automobile Group Company, Ltd.,
H Shares	179,219	186,511
Harley-Davidson, Inc.	43,037	2,735,432
Honda Motor Company, Ltd.	150,900	5,122,485
Hyundai Motor Company	11,713	2,692,577
Isuzu Motors, Ltd.	110,000	761,276
Kia Motors Corp.	20,045	1,210,474
Mahindra & Mahindra, Ltd., ADR	1,434	33,412
Mahindra & Mahindra, Ltd., GDR	21,771	508,190
Mazda Motor Corp.	49,600	1,173,540
Mitsubishi Motors Corp.	60,000	683,265
Nissan Motor Company, Ltd.	231,000	2,218,876
Peugeot SA (I)	31,639	445,128
Renault SA	15,778	1,236,423
Suzuki Motor Corp.	33,400	1,086,593
Tata Motors, Ltd., ADR (L)	9,836	473,997
Thor Industries, Inc.	11,293	606,547
Tofas Turk Otomobil Fabrikasi AS	5,899	36,310
Toyota Motor Corp.	255,100	14,555,748
UMW Holdings BHD	30,600	120,022

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Volkswagen AG	2,585	$580,796
Winnebago Industries, Inc. (I)	3,309	81,832
Yamaha Motor Company, Ltd.	24,400	452,032
Yulon Motor Company, Ltd.	94,000	151,025

		76,190,042
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,819	135,763
Genuine Parts Company	30,257	2,654,749
Imperial Holdings, Ltd.	14,967	267,638
Jardine Cycle and Carriage, Ltd.	12,254	441,507
LKQ Corp. (I)	76,129	2,162,064
Pool Corp.	5,568	315,483
VOXX International Corp. (I)	2,269	22,463

		5,999,667
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	2,148	65,213
Apollo Education Group, Inc. (I)	25,009	694,500
Ascent Capital Group, Inc., Class A (I)	1,749	109,155
Benesse Holdings, Inc.	6,200	219,668
Bridgepoint Education, Inc. (I)	2,071	26,032
Bright Horizons Family Solutions, Inc. (I)	3,683	149,788
Capella Education Company	1,335	86,922
Career Education Corp. (I)	8,494	46,632
Carriage Services, Inc.	2,079	38,753
Chegg, Inc. (I)(L)	8,992	62,135
DeVry Education Group, Inc.	14,412	618,707
Estacio Participacoes SA	24,875	330,370
Graham Holdings Company, Class B	865	621,762
Grand Canyon Education, Inc. (I)	5,663	244,868
H&R Block, Inc.	54,127	1,814,878
Houghton Mifflin Harcourt Company (I)	13,217	253,766
ITT Educational Services, Inc. (I)(L)	2,885	24,321
K12, Inc. (I)(L)	4,157	78,276
Kroton Educacional SA	28,870	864,746
LifeLock, Inc. (I)(L)	9,831	145,695
Matthews International Corp., Class A	3,654	168,632
Regis Corp.	5,335	80,612
Service Corp. International	53,852	1,193,899
Sotheby’s (L)	24,768	1,010,782
Steiner Leisure, Ltd. (I)	1,848	78,577
Strayer Education, Inc. (I)	1,322	80,272
Universal Technical Institute, Inc.	2,953	32,985
Weight Watchers International, Inc. (L)	3,469	85,650

		9,227,596
Hotels, Restaurants & Leisure - 1.4%
Accor SA	14,144	687,621
Bally Technologies, Inc. (I)	9,905	785,367
Belmond, Ltd., Class A (I)	11,677	149,232
Berjaya Sports Toto BHD	35,412	42,242
Biglari Holdings, Inc. (I)(L)	174	62,527
BJ’s Restaurants, Inc. (I)	2,930	109,201
Bloomin’ Brands, Inc. (I)	9,407	156,532
Bob Evans Farms, Inc. (L)	3,006	130,521
Boyd Gaming Corp. (I)	9,522	101,409
Bravo Brio Restaurant Group, Inc. (I)	2,627	37,934
Brinker International, Inc.	16,380	800,982
Buffalo Wild Wings, Inc. (I)	2,307	340,859
Caesars Acquisition Company, Class A (I)(L)	5,474	59,667
Caesars Entertainment Corp. (I)(L)	6,366	85,559
Carnival Corp.	86,470	3,275,484
Carnival PLC	17,053	638,746

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc. (I)	6,154	$44,863
Chipotle Mexican Grill, Inc. (I)	6,127	4,158,089
Churchill Downs, Inc.	1,707	160,748
Chuy’s Holdings, Inc. (I)	2,060	54,178
Clubcorp Holdings, Inc.	2,898	53,787
Compass Group PLC	156,203	2,542,310
Cracker Barrel Old Country Store, Inc. (L)	2,279	228,834
Crown Resorts, Ltd.	32,272	476,688
Darden Restaurants, Inc. (L)	26,316	1,245,273
Del Frisco’s Restaurant Group, Inc. (I)	2,840	62,849
Denny’s Corp. (I)	10,794	73,723
Diamond Resorts International, Inc. (I)	4,394	109,938
DineEquity, Inc.	2,021	168,147
Domino’s Pizza, Inc.	14,029	1,058,488
Einstein Noah Restaurant Group, Inc.	2,529	35,988
Fiesta Restaurant Group, Inc. (I)	3,266	160,328
Flight Centre Travel Group, Ltd.	4,901	214,839
Formosa International Hotels Corp.	4,851	54,487
Galaxy Entertainment Group, Ltd.	195,000	1,466,968
Genting BHD	103,000	313,016
Genting Malaysia BHD	155,560	222,566
Genting Singapore PLC	683,400	667,004
Hotel Shilla Company, Ltd.	2,575	302,290
InterContinental Hotels Group PLC	22,153	849,171
International Game Technology	62,293	1,050,260
International Speedway Corp., Class A	10,576	354,190
Interval Leisure Group, Inc.	5,012	108,359
Isle of Capri Casinos, Inc. (I)	3,335	27,580
Jack in the Box, Inc.	4,897	291,127
Jamba, Inc. (I)	2,465	36,014
Kangwon Land, Inc.	9,082	323,161
Krispy Kreme Doughnuts, Inc. (I)	7,957	135,349
La Quinta Holdings, Inc. (I)	5,437	107,381
Life Time Fitness, Inc. (I)(L)	14,425	664,993
Marriott International, Inc., Class A	43,295	3,004,673
Marriott Vacations Worldwide Corp. (I)	3,406	202,964
McDonald’s Corp.	194,937	18,269,496
McDonald’s Holdings
Company Japan, Ltd. (L)	6,200	152,818
MGM China Holdings, Ltd.	77,600	257,630
Minor International PCL	86,500	95,465
Minor International PCL, Foreign Shares	110,500	121,951
Morgans Hotel Group Company (I)	4,838	36,575
Multimedia Games Holding Company, Inc. (I)	3,750	104,288
Noodles & Company (I)	1,281	25,069
OPAP SA	16,897	270,608
Oriental Land Company, Ltd.	4,600	895,262
Panera Bread Company, Class A (I)	6,581	986,755
Papa John’s International, Inc.	3,736	147,946
Paradise Company, Ltd.	2,808	108,939
Penn National Gaming, Inc. (I)	9,475	106,973
Pinnacle Entertainment, Inc. (I)(L)	7,301	182,452
Popeyes Louisiana Kitchen, Inc. (I)	2,890	115,889
Potbelly Corp. (I)(L)	1,826	22,095
Red Robin Gourmet Burgers, Inc. (I)	1,748	92,819
Ruby Tuesday, Inc. (I)	7,502	46,287
Ruth’s Hospitality Group, Inc.	4,453	49,651
Sands China, Ltd.	202,452	1,318,021
Scientific Games Corp., Class A (I)(L)	6,254	63,478
Shangri-La Asia, Ltd.	112,500	174,177
SJM Holdings, Ltd.	161,384	406,666
Sodexo	7,774	766,775
Sonic Corp. (I)	6,605	139,432

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	1,640	$30,504
Starbucks Corp.	148,472	11,552,606
Starwood Hotels & Resorts Worldwide, Inc.	37,840	3,198,994
Tabcorp Holdings, Ltd.	66,836	224,139
Tatts Group, Ltd.	125,573	389,675
Texas Roadhouse, Inc.	8,510	226,281
The Cheesecake Factory, Inc.	17,725	796,739
The Marcus Corp.	2,273	41,391
The Wendy’s Company	66,607	542,847
Tim Hortons, Inc.	1,534	123,307
TUI Travel PLC	46,692	288,870
Vail Resorts, Inc.	4,422	351,505
Whitbread PLC	16,840	1,227,970
William Hill PLC	80,493	468,101
Wyndham Worldwide Corp.	25,135	2,034,427
Wynn Macau, Ltd.	130,350	497,485
Wynn Resorts, Ltd.	15,976	3,081,451
Yum! Brands, Inc.	87,018	6,302,714
Zoe’s Kitchen, Inc. (I)(L)	768	22,403

		84,853,432
Household Durables - 0.6%
Arcelik AS	11,245	67,370
Beazer Homes USA, Inc. (I)	3,333	62,827
Casio Computer Company, Ltd. (L)	19,400	338,615
Cavco Industries, Inc. (I)	1,109	79,216
Coway Company, Ltd.	4,167	349,716
CSS Industries, Inc.	1,116	28,212
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	22,761	144,283
D.R. Horton, Inc.	56,943	1,234,524
Electrolux AB	15,786	401,361
Ethan Allen Interiors, Inc.	3,129	78,945
Flexsteel Industries, Inc.	644	22,566
Garmin, Ltd. (L)	24,423	1,326,902
Haier Electronics Group Company, Ltd.	85,000	244,093
Harman International Industries, Inc.	13,527	1,556,687
Helen of Troy, Ltd. (I)	3,478	202,489
Hovnanian Enterprises, Inc., Class A (I)(L)	14,603	61,333
Husqvarna AB, B Shares	26,743	202,720
Iida Group Holdings Company, Ltd.	15,000	215,076
iRobot Corp. (I)(L)	3,586	116,294
Jarden Corp. (I)	30,260	1,809,245
KB Home (L)	32,864	583,336
La-Z-Boy, Inc.	6,351	135,530
Leggett & Platt, Inc.	26,976	946,588
Lennar Corp., Class A	34,942	1,369,028
LG Electronics, Inc.	8,010	597,535
LGI Homes, Inc. (I)(L)	1,941	37,112
Libbey, Inc. (I)	2,740	75,624
Lifetime Brands, Inc.	1,441	24,785
M/I Homes, Inc. (I)	2,971	67,620
MDC Holdings, Inc. (L)	14,577	422,879
Meritage Homes Corp. (I)	4,772	196,940
Mohawk Industries, Inc. (I)	12,106	1,767,718
NACCO Industries, Inc., Class A	643	33,436
Newell Rubbermaid, Inc.	54,816	1,837,432
Nikon Corp.	31,700	460,792
NVR, Inc. (I)	1,026	1,203,693
Panasonic Corp.	204,000	2,494,071
Persimmon PLC (I)	28,279	622,567
PulteGroup, Inc.	66,834	1,284,549
Rinnai Corp.	3,400	301,756
Sekisui Chemical Company, Ltd.	39,000	461,563

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Sekisui House, Ltd.	51,100	$642,549
Sharp Corp. (I)(L)	142,000	448,286
Skullcandy, Inc. (I)	3,349	27,763
Sony Corp.	95,700	1,823,477
Standard Pacific Corp. (I)	17,499	146,467
Steinhoff International Holdings, Ltd.	172,718	851,592
Techtronic Industries Company	113,500	346,910
Tempur Sealy International, Inc. (I)	15,333	897,287
The Dixie Group, Inc. (I)	2,110	20,362
The Ryland Group, Inc.	5,703	211,581
Toll Brothers, Inc. (I)	40,352	1,436,128
TRI Pointe Homes, Inc. (I)	17,810	263,588
Tupperware Brands Corp.	12,724	932,160
Universal Electronics, Inc. (I)	1,974	107,919
WCI Communities, Inc. (I)	1,514	30,204
Whirlpool Corp.	15,318	2,343,960
William Lyon Homes, Class A (I)	2,138	54,583

		34,051,844
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (I)	73,526	24,928,255
ASOS PLC (I)	5,033	237,299
B2W Cia Digital (I)	9,615	162,791
Blue Nile, Inc. (I)	1,589	45,128
Coupons.com, Inc. (I)(L)	1,535	23,455
Expedia, Inc.	20,337	1,746,948
FTD Companies, Inc. (I)(L)	2,442	80,879
HSN, Inc.	12,482	756,284
Lands’ End, Inc. (I)(L)	2,042	70,408
Netflix, Inc. (I)	11,823	5,647,138
Nutrisystem, Inc.	3,596	58,687
Orbitz Worldwide, Inc. (I)	6,607	54,177
Overstock.com, Inc. (I)(L)	1,567	27,689
PetMed Express, Inc. (L)	2,763	38,903
Rakuten, Inc.	73,800	956,029
RetailMeNot, Inc. (I)(L)	3,836	71,541
Shutterfly, Inc. (I)	4,752	242,400
The Priceline Group, Inc. (I)	10,342	12,868,654
TripAdvisor, Inc. (I)	21,941	2,174,134
ValueVision Media, Inc., Class A (I)	5,811	27,254

		50,218,053
Leisure Products - 0.2%
Arctic Cat, Inc.	1,664	61,601
Black Diamond, Inc. (I)(L)	3,279	27,806
Brunswick Corp.	34,622	1,488,746
Callaway Golf Company	9,844	74,913
Escalade, Inc.	1,315	19,015
Giant Manufacturing Company, Ltd.	29,000	241,317
Hasbro, Inc.	22,775	1,199,218
JAKKS Pacific, Inc. (I)(L)	2,738	18,564
LeapFrog Enterprises, Inc. (I)(L)	8,355	54,140
Mattel, Inc.	66,810	2,304,277
Merida Industry Company, Ltd.	23,100	170,106
Namco Bandai Holdings, Inc.	16,500	462,053
Nautilus, Inc. (I)	4,112	48,604
Polaris Industries, Inc.	16,617	2,415,779
Sankyo Company, Ltd.	4,500	172,544
Sega Sammy Holdings, Inc.	17,300	330,289
Shimano, Inc.	7,300	871,427
Smith & Wesson Holding Corp. (I)(L)	6,665	73,782
Sturm Ruger & Company, Inc. (L)	2,376	119,774
Yamaha Corp.	15,600	224,207

		10,378,162

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 2.7%
AH Belo Corp., Class A	2,576	$29,676
Alibaba Pictures Group, Ltd. (I)	460,000	96,154
Altice SA (I)	4,557	290,465
AMC Entertainment Holdings, Inc., Class A	2,667	63,128
AMC Networks, Inc., Class A (I)	14,906	932,743
Astro Malaysia Holdings BHD	81,700	84,998
Axel Springer AG	3,378	200,698
BEC World PCL	123,700	183,969
British Sky Broadcasting Group PLC	96,421	1,397,924
Cablevision Systems Corp., Class A	41,970	776,865
Carmike Cinemas, Inc. (I)	2,821	95,547
CBS Corp., Class B	104,272	6,182,287
Central European Media
Enterprises, Ltd., Class A (I)(L)	9,820	24,354
Cheil Worldwide, Inc. (I)	6,215	140,704
Cinedigm Corp., Class A (I)	10,484	19,605
Cinemark Holdings, Inc.	26,259	926,680
Comcast Corp., Class A	512,893	28,070,634
Cumulus Media, Inc., Class A (I)	16,563	76,024
Cyfrowy Polsat SA	13,165	105,297
Dentsu, Inc.	20,100	816,783
Dex Media, Inc. (I)(L)	2,016	23,003
DIRECTV (I)	92,452	7,992,475
Discovery Communications, Inc., Series A (I)	43,007	1,880,266
Discovery Communications, Inc., Series C (I)	43,007	1,848,011
DreamWorks Animation
SKG, Inc., Class A (I)	18,143	396,152
Entercom Communications Corp., Class A (I)	3,571	32,603
Entravision Communications Corp., Class A	7,791	35,683
Eros International PLC (I)	2,479	40,284
Eutelsat Communications	12,451	415,380
Gannett Company, Inc.	44,364	1,497,729
Global Mediacom Tbk PT	762,900	126,194
Gray Television, Inc. (I)	6,066	60,235
Grupo Televisa SAB	296,700	2,201,979
Hakuhodo DY Holdings, Inc.	21,700	224,557
Harte-Hanks, Inc.	6,303	44,184
ITV PLC	354,908	1,244,317
JCDecaux SA	5,386	190,154
John Wiley & Sons, Inc., Class A	11,810	708,010
Journal Communications, Inc., Class A (I)	5,966	59,183
Kabel Deutschland Holding AG	1,889	267,135
Lagardere SCA	9,537	262,670
Lamar Advertising Company, Class A	16,556	868,859
Lee Enterprises, Inc. (I)(L)	6,776	27,511
Live Nation Entertainment, Inc. (I)	35,892	788,188
Loral Space & Communications, Inc. (I)	1,624	121,670
Martha Stewart Living
Omnimedia, Inc., Class A (I)	4,422	19,059
MDC Partners, Inc., Class A	5,239	114,734
Media General, Inc. (I)	6,609	101,845
Media Nusantara Citra Tbk PT	595,300	142,751
Meredith Corp.	13,688	637,587
Naspers, Ltd.	32,394	4,131,920
National CineMedia, Inc.	7,449	108,755
New Media Investment Group, Inc.	4,011	70,072
News Corp., Class A (I)	98,356	1,733,525
Nexstar Broadcasting Group, Inc., Class A (L)	3,763	171,743
Omnicom Group, Inc.	50,972	3,670,494
Pearson PLC	76,013	1,402,654
ProSiebenSat.1 Media AG	19,091	765,546
Publicis Groupe SA	14,878	1,108,965
Radio One, Inc., Class D (I)(L)	3,960	11,920

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
REA Group, Ltd.	4,669	$209,237
Reed Elsevier NV	36,590	834,711
Reed Elsevier PLC	107,785	1,759,100
Rentrak Corp. (I)(L)	1,252	63,927
RTLGroup SA	3,444	334,035
Scholastic Corp.	3,326	116,543
Scripps Networks Interactive, Inc., Class A	21,149	1,685,787
SES SA	24,971	924,316
SFX Entertainment, Inc. (I)(L)	5,659	40,009
Shaw Communications, Inc., Class B	4,259	107,288
Sinclair Broadcast Group, Inc., Class A (L)	8,402	244,078
Singapore Press Holdings, Ltd. (L)	179,000	594,504
Sizmek, Inc. (I)	3,184	28,019
Sky Deutschland AG (I)	37,431	331,025
Surya Citra Media Tbk PT	529,700	186,079
Telenet Group Holding NV (I)	4,630	270,619
The EW Scripps Company, Class A (I)(L)	3,816	72,351
The Interpublic Group of Companies, Inc.	83,813	1,636,868
The McClatchy Company, Class A (I)(L)	8,114	36,594
The New York Times Company, Class A	48,607	601,755
The Walt Disney Company	317,742	28,558,651
Thomson Reuters Corp.	4,050	153,463
Time Warner Cable, Inc.	54,972	8,132,008
Time Warner, Inc.	174,003	13,403,451
Time, Inc. (I)	41,471	973,739
Toho Company, Ltd.	10,500	243,148
Twenty-First Century Fox, Inc., Class A	377,748	13,379,834
Viacom, Inc., Class B	77,158	6,261,372
Wolters Kluwer NV	15,838	438,929
World Wrestling
Entertainment, Inc., Class A (L)	3,573	51,951
WPP PLC	124,880	2,620,727

		160,356,655
Multiline Retail - 0.5%
Big Lots, Inc.	13,990	648,437
Burlington Stores, Inc. (I)	3,544	126,414
Canadian Tire Corp., Ltd.	857	88,530
Dollar General Corp. (I)	59,752	3,823,530
Dollar Tree, Inc. (I)	40,745	2,184,951
Dollarama, Inc.	740	63,002
Don Quijote Company, Ltd.	5,500	291,641
El Puerto de Liverpool SAB de CV	21,600	247,669
Family Dollar Stores, Inc.	18,707	1,493,380
Far Eastern Department Stores Company, Ltd.	109,368	110,187
Fred’s, Inc., Class A	4,409	62,740
Golden Eagle Retail Group, Ltd.	48,000	58,871
Harvey Norman Holding, Ltd.	47,070	156,232
Hyundai Department Store Company, Ltd.	1,174	183,592
Intime Retail Group Company, Ltd.	107,000	97,320
Isetan Mitsukoshi Holdings, Ltd.	31,140	374,552
J Front Retailing Company, Ltd.	22,500	285,334
J.C. Penney Company, Inc. (I)(L)	76,864	830,131
Kohl’s Corp.	38,657	2,272,645
Lojas Americanas SA	13,553	78,709
Lojas Renner SA	10,572	361,861
Lotte Shopping Company, Ltd.	851	278,730
Macy’s, Inc.	71,058	4,426,203
Marks & Spencer Group PLC	151,420	1,081,584
Marui Group Company, Ltd.	22,200	186,744
Matahari Department Store Tbk PT	193,800	269,594
Next PLC	14,388	1,695,371
Nordstrom, Inc.	27,691	1,917,602
Shinsegae Company, Ltd.	532	122,320

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Takashimaya Company, Ltd.	23,000	$196,639
Target Corp.	124,912	7,503,464
The Bon-Ton Stores, Inc.	2,205	23,285
Tuesday Morning Corp. (I)(L)	5,297	93,121
Woolworths Holdings, Ltd.	61,641	459,784

		32,094,169
Specialty Retail - 1.9%
Aaron’s, Inc.	18,216	466,694
ABC-Mart, Inc.	2,400	122,983
Abercrombie & Fitch Company, Class A (L)	18,354	767,197
Advance Auto Parts, Inc.	18,399	2,509,992
Aeropostale, Inc. (I)(L)	9,561	40,061
America’s Car-Mart, Inc. (I)(L)	1,099	46,554
American Eagle Outfitters, Inc. (L)	66,814	940,741
ANN, Inc. (I)	17,503	725,324
Asbury Automotive Group, Inc. (I)	3,712	258,652
Ascena Retail Group, Inc. (I)	32,613	567,140
AutoNation, Inc. (I)	12,678	687,782
AutoZone, Inc. (I)	6,545	3,526,708
Barnes & Noble, Inc. (I)(L)	4,960	118,346
Bed Bath & Beyond, Inc. (I)(L)	40,170	2,581,324
Belle International Holdings, Ltd.	391,888	501,045
Best Buy Company, Inc.	54,529	1,738,930
Big 5 Sporting Goods Corp.	2,521	25,714
Brown Shoe Company, Inc.	5,338	159,286
Build-A-Bear Workshop, Inc. (I)	1,631	21,268
Cabela’s, Inc. (I)(L)	11,822	721,378
CarMax, Inc. (I)	43,558	2,282,439
Carphone Warehouse Group PLC	90,888	521,112
Chico’s FAS, Inc.	38,690	611,302
Christopher & Banks Corp. (I)	4,836	46,281
Citi Trends, Inc. (I)	2,114	49,172
Conn’s, Inc. (I)(L)	3,377	151,391
CST Brands, Inc.	19,071	664,434
Destination Maternity Corp.	1,969	38,061
Destination XL Group, Inc. (I)	5,408	27,040
Dick’s Sporting Goods, Inc.	25,054	1,129,184
Express, Inc. (I)	10,328	179,088
Fast Retailing Company, Ltd.	4,900	1,534,462
FF Group (I)	2,394	99,533
Five Below, Inc. (I)(L)	6,549	265,627
Foot Locker, Inc.	36,773	2,063,333
Francesca’s Holdings Corp. (I)	5,381	75,334
GameStop Corp., Class A (L)	23,010	971,022
Genesco, Inc. (I)	2,914	231,080
GOME Electrical Appliances Holdings, Ltd.	881,695	156,896
Group 1 Automotive, Inc. (L)	2,948	236,312
Guess?, Inc.	22,485	527,048
Haverty Furniture Companies, Inc.	2,454	57,105
Hennes & Mauritz AB, B Shares	62,658	2,670,713
Hibbett Sports, Inc. (I)(L)	3,159	143,513
Hikari Tsushin, Inc.	1,600	99,496
Home Product Center PCL	474,269	155,915
Hotai Motor Company, Ltd.	26,000	365,793
Inditex SA	122,898	3,560,396
JUMBO SA (I)	7,298	107,892
Kingfisher PLC	220,540	1,113,344
Kirkland’s, Inc. (I)	1,986	35,410
L Brands, Inc.	48,334	3,086,126
Lithia Motors, Inc., Class A	2,756	240,930
Lowe’s Companies, Inc.	196,655	10,326,354
Lumber Liquidators Holdings, Inc. (I)(L)	3,327	190,371
MarineMax, Inc. (I)	3,326	57,407

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Mattress Firm Holding Corp. (I)(L)	1,829	$104,783
Monro Muffler Brake, Inc.	3,838	198,617
Mr. Price Group, Ltd.	19,118	367,372
Murphy USA, Inc. (I)	11,202	610,173
Nitori Holdings Company, Ltd.	6,400	384,141
O’Reilly Automotive, Inc. (I)	20,899	3,259,826
Office Depot, Inc. (I)	187,751	961,285
Outerwall, Inc. (I)(L)	2,494	146,971
PetSmart, Inc. (L)	19,646	1,406,064
Pier 1 Imports, Inc.	11,485	181,004
Rent-A-Center, Inc. (L)	19,740	549,956
Restoration Hardware Holdings, Inc. (I)(L)	3,792	318,035
Ross Stores, Inc.	41,846	3,156,025
Sanrio Company, Ltd. (L)	4,600	131,456
Sears Hometown and Outlet Stores, Inc. (I)	1,575	30,209
Select Comfort Corp. (I)	6,666	149,118
Shimamura Company, Ltd.	1,900	171,288
Shoe Carnival, Inc.	2,063	44,416
Signet Jewelers, Ltd.	20,227	2,384,156
Sonic Automotive, Inc., Class A	4,890	120,783
Sports Direct International PLC (I)	24,994	301,189
Stage Stores, Inc.	3,923	68,535
Staples, Inc.	129,041	1,507,199
Stein Mart, Inc.	3,685	45,878
Systemax, Inc. (I)	1,518	22,132
The Buckle, Inc. (L)	3,461	170,212
The Cato Corp., Class A	3,412	118,294
The Children’s Place Retail Stores, Inc.	2,660	143,002
The Container Store Group, Inc. (I)(L)	2,050	43,337
The Finish Line, Inc., Class A	5,933	175,795
The Foschini Group, Ltd.	16,690	180,362
The Gap, Inc.	51,228	2,364,172
The Home Depot, Inc.	269,807	25,226,955
The Men’s Wearhouse, Inc.	5,803	313,536
The Pep Boys - Manny, Moe & Jack (I)	6,594	73,325
The TJX Companies, Inc.	138,097	8,231,962
Tiffany & Company	21,865	2,207,053
Tile Shop Holdings, Inc. (I)(L)	3,560	41,118
Tractor Supply Company	27,423	1,835,970
Truworths International, Ltd.	31,661	221,154
Urban Outfitters, Inc. (I)	20,233	805,071
USS Company, Ltd.	20,400	336,527
Via Varejo SA (I)	10,603	118,416
Vitamin Shoppe, Inc. (I)	3,717	145,669
West Marine, Inc. (I)	3,083	33,821
Williams-Sonoma, Inc.	22,076	1,451,939
Winmark Corp.	346	24,981
Yamada Denki Company, Ltd. (L)	80,800	259,584
Zhongsheng Group Holdings, Ltd.	56,000	62,046
Zumiez, Inc. (I)	2,644	85,533

		111,888,480
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	18,246	1,371,981
ANTA Sports Products, Ltd.	87,000	167,400
Asics Corp.	14,900	305,206
Burberry Group PLC	41,171	972,572
Carter’s, Inc.	13,540	1,120,841
Christian Dior SA	4,491	799,137
Cie Financiere Richemont SA	41,630	3,976,853
Coach, Inc.	54,314	2,000,385
Columbia Sportswear Company	1,677	127,720
Crocs, Inc. (I)	10,643	164,434
Culp, Inc.	1,366	24,984

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp. (I)	8,732	$805,440
Eclat Textile Company, Ltd.	18,720	156,714
Formosa Taffeta Company, Ltd.	82,000	87,171
Fossil Group, Inc. (I)	9,508	963,065
G-III Apparel Group, Ltd. (I)	2,185	180,350
Gildan Activewear, Inc. (L)	1,300	74,535
Hanesbrands, Inc.	25,113	2,578,603
Hugo Boss AG	2,704	379,426
Iconix Brand Group, Inc. (I)	5,599	233,086
Kate Spade & Company (I)	31,914	1,032,099
Kering	6,219	1,318,421
Li & Fung, Ltd.	491,200	610,111
Luxottica Group SpA	13,502	720,977
LVMH Moet Hennessy Louis Vuitton SA	22,926	3,980,055
Michael Kors Holdings, Ltd. (I)	35,447	2,840,014
Movado Group, Inc.	2,318	86,067
NIKE, Inc., Class B	145,493	11,428,475
Oxford Industries, Inc.	1,789	109,719
Pandora A/S	7,554	566,506
Perry Ellis International, Inc. (I)(L)	1,607	32,252
Pou Chen Corp.	224,000	259,332
PVH Corp.	16,256	1,897,725
Quiksilver, Inc. (I)(L)	16,510	48,044
Ralph Lauren Corp.	11,609	1,964,243
RG Barry Corp.	1,530	29,024
Ruentex Industries, Ltd.	61,000	148,111
Sequential Brands Group, Inc. (I)	2,299	30,692
Shenzhou International Group Holdings, Ltd.	49,000	153,103
Skechers U.S.A., Inc., Class A (I)	4,709	274,864
Steven Madden, Ltd. (I)	7,088	240,921
The Swatch Group AG (Swiss Exchange)	4,011	411,377
The Swatch Group AG, Bearer Shares	2,452	1,331,001
Tumi Holdings, Inc. (I)(L)	6,219	139,803
Under Armour, Inc., Class A (I)(L)	31,932	2,182,872
Unifi, Inc. (I)	1,869	53,285
Vera Bradley, Inc. (I)(L)	2,747	56,368
VF Corp.	67,875	4,352,145
Vince Holding Corp. (I)	1,386	50,312
Wolverine World Wide, Inc.	12,331	327,511
Yue Yuen Industrial Holdings, Ltd.	64,000	197,923

		53,363,255

		663,812,874
Consumer Staples - 8.4%
Beverages - 1.8%
AMBEV SA	396,005	2,883,574
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,859	130,747
Anheuser-Busch InBev NV	71,688	7,997,008
Arca Continental SAB de CV	46,400	340,635
Asahi Group Holdings, Ltd.	35,900	1,133,005
Brown-Forman Corp., Class B	31,999	2,965,027
Carlsberg A/S, Class B	7,008	640,727
Coca-Cola Amatil, Ltd.	50,749	427,096
Coca-Cola Bottling Company Consolidated	581	43,203
Coca-Cola Company	745,688	31,110,103
Coca-Cola Enterprises, Inc.	46,333	2,213,791
Coca-Cola Femsa SAB de CV, Series L	48,700	530,694
Coca-Cola HBC AG (I)	18,593	436,893
Coca-Cola Icecek AS	3,632	85,634
Constellation Brands, Inc., Class A (I)	33,289	2,899,139
Diageo PLC	233,067	6,877,873
Dr. Pepper Snapple Group, Inc.	38,712	2,435,759
Fomento Economico Mexicano SAB de CV	224,200	2,173,977

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Heineken Holding NV	5,289	$365,257
Heineken NV	12,087	920,233
Hite Jinro Company, Ltd.	2,165	49,358
Kirin Holdings Company, Ltd.	75,100	1,006,897
Molson Coors Brewing Company, Class B	31,324	2,316,410
Monster Beverage Corp. (I)	26,718	2,362,138
National Beverage Corp. (I)	1,491	27,330
PepsiCo, Inc.	299,097	27,663,482
Pernod Ricard SA	17,436	2,057,003
Remy Cointreau SA	1,959	155,759
SABMiller PLC	89,435	4,941,693
Suntory Beverage & Food, Ltd.	12,900	473,088
The Boston Beer
Company, Inc., Class A (I)(L)	1,016	224,516
Treasury Wine Estates, Ltd.	57,350	274,514
Tsingtao Brewery Company, Ltd., H Shares	30,000	228,259

		108,390,822
Food & Staples Retailing - 1.8%
Aeon Company, Ltd. (L)	59,000	637,994
Alimentation Couche Tard, Inc., Class B	4,564	136,882
BIM Birlesik Magazalar AS	10,128	237,976
Carrefour SA	50,550	1,754,301
Casey’s General Stores, Inc.	4,662	334,219
Casino Guichard Perrachon SA	4,697	560,946
China Resources Enterprises, Ltd.	100,855	271,963
Colruyt SA	6,625	315,917
Controladora Comercial Mexicana SAB de CV	50,900	196,644
Costco Wholesale Corp.	86,445	10,466,761
CP ALL PCL	606,227	901,609
CVS Health Corp.	230,625	18,323,156
Delhaize Group SA	9,138	636,416
Distribuidora Internacional
de Alimentacion SA	69,736	586,646
E-Mart Company, Ltd.	1,552	373,598
Empire Company, Ltd.	603	41,921
Eurocash SA	6,278	67,620
Fairway Group Holdings Corp. (I)(L)	2,775	12,460
FamilyMart Company, Ltd.	5,400	226,308
George Weston, Ltd.	547	43,350
Grupo Comercial Chedraui SA de CV	38,900	134,161
Ingles Markets, Inc., Class A	1,882	47,502
J Sainsbury PLC	114,739	554,001
Jeronimo Martins SGPS SA	36,363	493,195
Koninklijke Ahold NV	48,812	833,939
Lawson, Inc.	5,900	423,750
Loblaw Companies, Ltd.	2,463	122,776
Massmart Holdings, Ltd.	9,066	111,301
Metcash, Ltd.	78,720	206,669
Metro AG (I)	14,270	502,646
Metro, Inc.	978	63,404
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,213	22,380
Olam International, Ltd.	55,789	118,318
Pick n Pay Stores, Ltd.	20,063	106,477
President Chain Store Corp.	62,000	469,910
PriceSmart, Inc.	2,288	205,051
Raia Drogasil SA	18,086	176,133
Roundy’s, Inc.	5,239	19,594
Safeway, Inc.	45,668	1,588,333
Seven & I Holdings Company, Ltd.	69,600	2,794,454
Shoprite Holdings, Ltd.	37,114	514,318
SpartanNash Company	4,548	97,737
Sun Art Retail Group, Ltd. (L)	195,000	231,668

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (I)	74,603	$712,459
Sysco Corp.	115,295	4,361,610
Tesco PLC	751,420	2,872,256
The Andersons, Inc.	3,411	234,574
The Chefs’ Warehouse, Inc. (I)(L)	2,222	41,974
The Fresh Market, Inc. (I)(L)	5,232	174,487
The Kroger Company	100,483	5,122,623
The Pantry, Inc. (I)	3,334	70,581
The SPAR Group, Ltd.	13,745	167,875
United Natural Foods, Inc. (I)	18,553	1,192,772
Wal-Mart de Mexico SAB de CV	609,200	1,654,752
Wal-Mart Stores, Inc.	317,933	24,003,942
Walgreen Company	173,162	10,479,764
Weis Markets, Inc.	1,330	57,124
Wesfarmers, Ltd.	100,494	4,068,359
Whole Foods Market, Inc.	72,479	2,836,828
WM Morrison Supermarkets PLC	195,040	575,315
Woolworths, Ltd.	110,298	3,728,118

		108,319,817
Food Products - 2.0%
Ajinomoto Company, Inc.	54,000	878,999
Annie’s, Inc. (I)(L)	2,088	66,586
Archer-Daniels-Midland Company	129,080	6,435,929
Aryzta AG (I)	6,886	629,110
Associated British Foods PLC	33,063	1,572,739
Astra Agro Lestari Tbk PT	47,520	103,590
B&G Foods, Inc.	6,532	197,266
Barry Callebaut AG (I)	177	217,297
Biostime International Holdings, Ltd.	15,500	57,458
Boulder Brands, Inc. (I)	7,507	101,044
BRF SA	55,110	1,474,688
Cal-Maine Foods, Inc.	1,888	149,360
Calavo Growers, Inc.	1,685	65,631
Calbee, Inc.	6,800	234,878
Campbell Soup Company	35,433	1,588,107
Charoen Pokphand Foods PCL	394,709	364,558
Charoen Pokphand Indonesia Tbk PT	891,003	292,992
China Agri-Industries Holdings, Ltd.	182,784	74,519
China Huishan Dairy Holdings Company, Ltd.	502,000	115,844
China Mengniu Dairy Company, Ltd.	116,498	539,304
Chiquita Brands International, Inc. (I)	5,833	81,079
CJ CheilJedang Corp.	607	226,356
ConAgra Foods, Inc.	83,031	2,673,598
Danone SA	46,717	3,262,340
Darling International, Inc. (I)	19,925	384,154
Dean Foods Company (L)	34,907	564,795
Diamond Foods, Inc. (I)	2,639	72,757
Farmer Brothers Company (I)	1,101	25,730
Felda Global Ventures Holdings BHD	66,900	81,048
Flowers Foods, Inc.	44,328	867,942
Fresh Del Monte Produce, Inc.	4,321	138,013
General Mills, Inc.	121,234	6,471,471
Genting Plantations BHD	11,900	37,955
Golden Agri-Resources, Ltd.	788,240	321,786
Gruma SAB de CV, Class B (I)	20,000	228,405
Grupo Bimbo SAB de CV, Series A	189,700	600,286
Grupo Lala SAB de CV	71,300	184,892
Hormel Foods Corp.	26,240	1,329,843
Indofood CBP Sukses Makmur Tbk PT	140,700	126,263
Indofood Sukses Makmur Tbk PT	529,917	311,453
Ingredion, Inc.	18,810	1,500,286
Inventure Foods, Inc. (I)	2,891	35,039
IOI Corp. BHD	151,900	230,251

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
J&J Snack Foods Corp.	1,810	$171,425
JBS SA	61,981	280,209
John B. Sanfilippo & Son, Inc.	1,099	33,805
Kellogg Company	50,277	3,266,497
Kerry Group PLC	2,564	192,449
Kerry Group PLC, Class A	11,241	845,724
Keurig Green Mountain, Inc.	25,037	3,337,933
Kikkoman Corp.	13,000	284,950
Kraft Foods Group, Inc.	117,432	6,916,745
Kuala Lumpur Kepong BHD	25,200	176,103
Lancaster Colony Corp.	7,127	630,098
Limoneira Company (L)	1,841	44,607
Lindt & Spruengli AG	82	889,708
Lotte Confectionery Company, Ltd.	55	117,695
M Dias Branco SA	2,834	127,869
McCormick & Company, Inc.	25,769	1,795,842
Mead Johnson Nutrition Company	39,864	3,810,998
MEIJI Holdings Company, Ltd.	5,700	469,850
Mondelez International, Inc., Class A	333,691	12,076,277
Nestle SA	256,345	19,884,251
Nippon Meat Packers, Inc.	16,000	338,877
Nisshin Seifun Group, Inc.	18,000	207,612
Nissin Food Products Company, Ltd.	5,500	315,228
Omega Protein Corp. (I)	2,685	40,463
Orion Corp.	277	238,597
Orkla ASA	67,364	610,205
Post Holdings, Inc. (I)	16,383	605,680
PPB Group BHD	24,900	116,728
Sanderson Farms, Inc. (L)	2,809	262,136
Saputo, Inc.	1,405	85,466
Seaboard Corp. (I)	34	98,575
Seneca Foods Corp., Class A (I)	1,066	32,161
Snyder’s-Lance, Inc.	5,842	159,253
Standard Foods Corp.	35,651	91,547
Tate & Lyle PLC	43,224	485,482
The Hain Celestial Group, Inc. (I)	12,639	1,243,172
The Hershey Company	29,438	2,691,222
The J.M. Smucker Company	20,443	2,097,452
The WhiteWave Foods Company, Class A (I)	43,852	1,535,697
Tiger Brands, Ltd.	13,078	377,438
Tingyi Cayman Islands Holding Corp.	164,000	459,304
Tootsie Roll Industries, Inc. (L)	7,465	210,886
Toyo Suisan Kaisha, Ltd.	8,000	250,433
TreeHouse Foods, Inc. (I)	4,458	367,874
Tyson Foods, Inc., Class A	54,267	2,065,402
Ulker Biskuvi Sanayi AS	7,340	54,295
Uni-President China Holdings, Ltd.	113,000	102,076
Uni-President Enterprises Corp.	503,830	922,297
Unilever NV	85,461	3,553,915
Unilever PLC	119,115	5,254,172
Want Want China Holdings, Ltd.	504,000	623,267
Wilmar International, Ltd.	215,000	543,589
Yakult Honsha Company, Ltd.	8,200	450,479
Yamazaki Baking Company, Ltd.	10,000	131,560

		116,891,216
Household Products - 1.4%
Central Garden & Pet Company, Class A (I)	5,508	49,627
Church & Dwight Company, Inc.	34,276	2,338,994
Colgate-Palmolive Company	171,582	11,106,503
Energizer Holdings, Inc.	15,553	1,890,001
Harbinger Group, Inc. (I)	10,241	132,621
Henkel AG & Company, KGaA	10,206	971,318
Kimberly-Clark Corp.	74,345	8,029,260

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV	177,900	$477,647
LG Household & Health Care, Ltd.	723	366,016
Orchids Paper Products Company	1,311	36,472
Procter & Gamble Company	533,843	44,367,692
Reckitt Benckiser Group PLC	60,150	5,249,028
Svenska Cellulosa AB SCA, B Shares	38,504	926,295
The Clorox Company (L)	25,360	2,246,896
Unicharm Corp.	11,500	755,464
Unilever Indonesia Tbk PT	184,145	488,548
WD-40 Company	1,834	125,996

		79,558,378
Personal Products - 0.2%
Amorepacific Corp.	240	499,428
AMOREPACIFIC Group	216	225,377
Avon Products, Inc.	84,583	1,187,545
Beiersdorf AG	8,783	774,298
Elizabeth Arden, Inc. (I)(L)	3,195	54,635
Hengan International Group Company, Ltd.	62,500	665,528
Hypermarcas SA	29,279	254,532
IGI Laboratories, Inc. (I)	4,081	28,118
Inter Parfums, Inc.	2,134	65,002
Kao Corp.	47,500	2,049,118
L’Oreal SA	19,741	3,269,588
Medifast, Inc. (I)	1,626	54,634
Natura Cosmeticos SA	14,540	266,377
Nature’s Sunshine Products, Inc.	1,600	26,320
Nutraceutical International Corp. (I)	1,173	28,434
Revlon, Inc., Class A (I)	1,439	48,883
Shiseido Company, Ltd.	33,500	619,034
The Estee Lauder Companies, Inc., Class A	49,844	3,829,515
USANA Health Sciences, Inc. (I)(L)	770	56,233

		14,002,599
Tobacco - 1.2%
Alliance One International, Inc. (I)	12,878	28,589
Altria Group, Inc.	391,876	16,882,018
British American Tobacco Malaysia BHD	6,698	153,027
British American Tobacco PLC	175,088	10,351,779
Gudang Garam Tbk PT	58,082	268,121
Imperial Tobacco Group PLC	89,347	3,899,546
Japan Tobacco, Inc.	101,800	3,488,030
KT&G Corp.	8,313	778,663
Lorillard, Inc.	71,500	4,268,550
Philip Morris International, Inc.	310,296	26,555,132
Reynolds American, Inc.	61,366	3,588,070
Souza Cruz SA	32,144	300,978
Swedish Match AB	13,254	443,249
Universal Corp. (L)	8,669	457,376
Vector Group, Ltd. (L)	8,104	193,605

		71,656,733

		498,819,565
Energy - 8.6%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	12,454	189,413
AMEC PLC	27,666	516,955
Atwood Oceanics, Inc. (I)	14,592	720,991
Baker Hughes, Inc.	85,968	5,943,828
Basic Energy Services, Inc. (I)	3,861	93,475
Bristow Group, Inc.	4,300	313,814
Bumi Armada BHD	46,100	43,139
C&J Energy Services, Inc. (I)	5,602	160,721
Cameron International Corp. (I)	40,231	2,990,370

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
CARBO Ceramics, Inc. (L)	7,405	$796,704
CHC Group, Ltd. (I)(L)	3,956	27,455
China Oilfield Services, Ltd., H Shares	152,000	447,768
Dawson Geophysical Company	1,135	25,674
Diamond Offshore Drilling, Inc. (L)	13,679	601,055
Dresser-Rand Group, Inc. (I)	19,287	1,336,589
Dril-Quip, Inc. (I)	10,260	1,041,082
Ensco PLC, Class A (L)	45,998	2,321,979
Era Group, Inc. (I)	2,588	66,279
Exterran Holdings, Inc.	7,067	329,534
FMC Technologies, Inc. (I)	46,352	2,866,408
Forum Energy Technologies, Inc. (I)	7,254	246,999
Fugro NV	3,894	141,213
Geospace Technologies Corp. (I)	1,608	66,121
Gulf Island Fabrication, Inc.	2,002	42,182
Gulfmark Offshore, Inc., Class A	3,325	133,698
Halliburton Company	166,565	11,261,460
Helix Energy Solutions Group, Inc. (I)	37,606	1,027,396
Helmerich & Payne, Inc.	21,307	2,238,300
Hercules Offshore, Inc. (I)(L)	19,780	66,659
Hornbeck Offshore Services, Inc. (I)(L)	4,394	191,842
ION Geophysical Corp. (I)	15,479	53,403
Key Energy Services, Inc. (I)	15,950	100,485
Matrix Service Company (I)	3,228	91,062
McDermott International, Inc. (I)	28,539	205,481
Mitcham Industries, Inc. (I)	1,593	20,964
Nabors Industries, Ltd.	51,960	1,413,832
National Oilwell Varco, Inc.	84,588	7,310,941
Natural Gas Services Group, Inc. (I)	1,542	45,767
Newpark Resources, Inc. (I)	10,295	126,937
Noble Corp. PLC	50,339	1,432,648
Nordic American Offshore, Ltd. (L)	93	1,813
North Atlantic Drilling, Ltd. (L)	8,508	93,248
Nuverra Environmental Solutions, Inc. (I)(L)	1,857	25,070
Oceaneering International, Inc.	27,238	1,894,675
Oil States International, Inc. (I)	13,381	863,744
Parker Drilling Company (I)	14,653	92,021
Patterson-UTI Energy, Inc.	36,441	1,258,672
Petrofac, Ltd.	24,077	451,310
PHI, Inc. (I)	1,476	63,114
Pioneer Energy Services Corp. (I)	7,654	117,719
RigNet, Inc. (I)	1,487	69,398
Rowan Companies PLC, Class A	31,484	954,595
Saipem SpA (I)	21,412	508,453
Sapurakencana Petroleum BHD	188,389	252,150
Schlumberger, Ltd.	256,870	28,163,227
SEACOR Holdings, Inc. (I)	2,525	206,040
Seadrill, Ltd. (L)	31,023	1,142,398
Subsea 7 SA	23,258	387,712
Superior Energy Services, Inc.	39,494	1,415,465
Technip SA	8,434	780,916
Tenaris SA	38,170	843,407
Tesco Corp.	4,236	89,888
TETRA Technologies, Inc. (I)	9,597	113,245
Tidewater, Inc.	12,495	635,621
Transocean, Ltd. (L)	28,799	1,109,389
Transocean, Ltd. (L)	67,021	2,590,362
Unit Corp. (I)	11,128	732,334
Vantage Drilling Company (I)(L)	25,932	46,159
Willbros Group, Inc. (I)	5,015	54,864
WorleyParsons, Ltd.	18,340	281,947

		92,289,579

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 7.0%
Abraxas Petroleum Corp. (I)	10,080	$59,573
Adams Resources & Energy, Inc.	321	21,054
Adaro Energy Tbk PT	1,738,945	195,782
Alon USA Energy, Inc.	3,301	54,896
Alpha Natural Resources, Inc. (I)(L)	26,701	105,469
AltaGas, Ltd.	1,351	65,345
American Eagle Energy Corp. (I)	3,916	20,520
Anadarko Petroleum Corp.	99,629	11,227,192
Apache Corp.	76,073	7,746,514
Approach Resources, Inc. (I)(L)	4,816	86,110
ARC Resources, Ltd.	3,442	99,496
Arch Coal, Inc. (L)	26,106	79,623
Ardmore Shipping Corp. (L)	2,388	31,259
Athabasca Oil Corp. (I)	3,490	25,422
Banpu PCL	145,408	146,942
Baytex Energy Corp. (L)	1,403	62,737
BG Group PLC	316,418	6,307,345
Bill Barrett Corp. (I)(L)	18,546	422,292
Bonanza Creek Energy, Inc. (I)	4,031	247,544
BP PLC	1,713,902	13,671,899
BPZ Resources, Inc. (I)(L)	15,120	37,044
Cabot Oil & Gas Corp.	82,303	2,760,443
Callon Petroleum Company (I)	5,069	54,390
Caltex Australia, Ltd.	11,962	318,750
Cameco Corp.	4,332	84,704
Canadian Natural Resources, Ltd.	11,583	504,845
Canadian Oil Sands, Ltd.	5,366	115,581
Carrizo Oil & Gas, Inc. (I)	5,566	349,100
Cenovus Energy, Inc.	8,285	264,254
Chesapeake Energy Corp.	99,836	2,715,539
Chevron Corp.	375,531	48,612,488
China Coal Energy Company, Ltd.,
H Shares (L)	333,295	202,566
China Petroleum & Chemical Corp., H Shares	2,159,639	2,183,939
China Shenhua Energy Company, Ltd.,
H Shares	288,000	832,341
Cimarex Energy Company	17,162	2,491,236
Clayton Williams Energy, Inc. (I)	722	85,514
Clean Energy Fuels Corp. (I)(L)	8,749	87,228
Cloud Peak Energy, Inc. (I)	7,340	115,311
CNOOC, Ltd.	1,511,716	3,029,844
Comstock Resources, Inc.	5,783	140,990
ConocoPhillips	242,181	19,669,941
CONSOL Energy, Inc.	45,303	1,824,805
Contango Oil & Gas Company (I)	2,117	83,876
Cosan SA Industria e Comercio	10,294	213,836
Crescent Point Energy Corp.	4,534	187,648
Delek US Holdings, Inc.	7,226	252,765
Denbury Resources, Inc.	69,506	1,196,893
Devon Energy Corp.	75,618	5,703,110
DHT Holdings, Inc.	8,696	60,872
Diamondback Energy, Inc. (I)	4,628	399,628
Dorian LPG, Ltd. (I)	869	17,058
Emerald Oil, Inc. (I)(L)	7,170	61,304
Enbridge, Inc.	9,127	455,217
Encana Corp.	8,135	187,570
Energen Corp.	18,355	1,477,210
Energy Transfer Partners LP	1,621	93,141
Energy XXI Bermuda, Ltd. (L)	11,449	188,909
Enerplus Corp.	2,277	52,124
Eni SpA	205,707	5,136,713
EOG Resources, Inc.	107,807	11,845,833
EQT Corp.	29,932	2,965,064

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp.	2,718	$27,262
EXCO Resources, Inc. (L)	18,727	90,451
Exxaro Resources, Ltd.	11,966	169,818
Exxon Mobil Corp.	847,153	84,257,837
Forest Oil Corp. (I)(L)	15,759	25,687
Formosa Petrochemical Corp.	124,000	313,082
Frontline, Ltd. (I)(L)	8,921	18,288
FX Energy, Inc. (I)(L)	6,825	23,342
Galp Energia SGPS SA	55,743	989,469
GasLog, Ltd.	5,128	129,790
Gastar Exploration, Inc. (I)	6,758	53,118
Goodrich Petroleum Corp. (I)(L)	4,239	93,682
Green Plains Renewable Energy, Inc.	4,595	205,351
Grupa Lotos SA (I)	4,907	46,350
GS Holdings Corp.	3,944	167,504
Gulfport Energy Corp. (I)	21,545	1,260,383
Halcon Resources Corp. (I)(L)	31,797	174,884
Harvest Natural Resources, Inc. (I)(L)	5,633	27,883
Hess Corp.	52,045	5,261,750
HollyFrontier Corp.	50,107	2,506,853
Husky Energy, Inc.	3,764	114,585
Idemitsu Kosan Company, Ltd.	8,200	179,977
Imperial Oil, Ltd.	3,232	171,989
Indo Tambangraya Megah Tbk PT	47,828	115,211
Inner Mongolia Yitai Coal Co.	92,500	155,708
Inpex Corp.	80,500	1,154,142
Inter Pipeline Ltd.	3,338	111,379
IRPC PCL	705,000	73,281
IRPC PCL (Bangkok Exchange)	559,300	58,135
Jones Energy, Inc., Class A (I)	1,555	29,887
JX Holdings, Inc.	205,800	1,059,002
Keyera Corp.	878	77,246
Kinder Morgan, Inc. (L)	131,773	5,305,181
Kodiak Oil & Gas Corp. (I)	32,291	525,375
Koninklijke Vopak NV	3,689	189,265
Kunlun Energy Company, Ltd.	272,000	447,574
Lundin Petroleum AB (I)	14,601	271,767
Magnum Hunter Resources Corp. (I)(L)	24,306	167,954
Marathon Oil Corp.	133,306	5,557,527
Marathon Petroleum Corp.	56,913	5,179,652
Matador Resources Company (I)	8,901	243,531
MEG Energy Corp. (I)	1,748	62,264
Midstates Petroleum Company, Inc. (I)	4,812	33,973
Miller Energy Resources, Inc. (I)(L)	3,698	19,156
MOL Hungarian Oil and Gas PLC	3,417	168,412
Murphy Oil Corp.	33,239	2,076,440
Navios Maritime Acquisition Corp.	10,777	37,396
Neste Oil OYJ	11,548	225,844
Newfield Exploration Company (I)	27,212	1,219,642
Noble Energy, Inc.	70,867	5,112,345
Nordic American Tankers, Ltd. (L)	10,819	98,020
Northern Oil and Gas, Inc. (I)(L)	7,487	126,156
Occidental Petroleum Corp.	154,969	16,074,934
ONEOK, Inc.	40,996	2,877,919
Origin Energy, Ltd.	96,424	1,399,563
Pacific Ethanol, Inc. (I)	2,573	59,462
Pacific Rubiales Energy Corp.	3,463	72,076
Panhandle Oil and Gas, Inc., Class A	895	54,747
Parsley Energy, Inc. (I)	6,114	134,019
PDC Energy, Inc. (I)	4,329	260,130
Peabody Energy Corp. (L)	54,007	857,631
Pembina Pipeline Corp. (L)	3,486	160,209
Pengrowth Energy Trust	5,697	36,310

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp. (I)(L)	7,979	$119,845
Penn West Petroleum, Ltd.	5,375	41,772
PetroChina Company, Ltd., H Shares	1,785,739	2,537,458
Petroleo Brasileiro SA	250,507	2,477,652
Petronas Dagangan BHD	13,000	82,938
Petroquest Energy, Inc. (I)	7,271	48,425
Peyto Exploration & Development Corp. (L)	1,640	58,116
Phillips 66	111,610	9,712,302
Pioneer Natural Resources Company	28,218	5,887,686
Polski Koncern Naftowy Orlen SA	23,033	284,301
Polskie Gornictwo
Naftowe i Gazownictwo SA (L)	124,082	189,508
PTT Exploration & Production PCL	201,775	1,039,146
PTT PCL	119,965	1,205,979
QEP Resources, Inc.	35,160	1,250,641
Quicksilver Resources, Inc. (I)(L)	15,737	20,930
Range Resources Corp.	33,267	2,614,454
Reliance Industries, Ltd., GDR (S)	7,867	261,814
Reliance Industries, Ltd., GDR
(London Exchange) (S)	6,900	229,587
Renewable Energy Group, Inc. (I)(L)	4,378	53,236
Repsol SA	99,548	2,472,300
Resolute Energy Corp. (I)(L)	9,609	77,160
REX American Resources Corp. (I)	771	82,366
Rex Energy Corp. (I)	5,856	89,480
Ring Energy, Inc. (I)	2,404	41,277
Rosetta Resources, Inc. (I)	23,019	1,150,950
Royal Dutch Shell PLC, B Shares	226,946	9,585,976
Royal Dutch Shell PLC, Class A	361,764	14,641,181
RSP Permian, Inc. (I)	2,691	76,963
S-Oil Corp.	3,475	160,567
Sanchez Energy Corp. (I)(L)	5,568	184,802
Santos, Ltd. (L)	85,015	1,178,870
Sasol, Ltd.	45,349	2,635,583
Scorpio Tankers, Inc.	24,232	231,658
SemGroup Corp., Class A	5,158	452,511
Ship Finance International, Ltd. (L)	7,077	140,054
Showa Shell Sekiyu KK	17,500	187,911
SK Innovation Company, Ltd.	4,487	416,700
SM Energy Company	16,912	1,505,844
Solazyme, Inc. (I)(L)	9,212	86,409
Southwestern Energy Company (I)	69,627	2,867,240
Spectra Energy Corp.	132,311	5,512,076
Statoil ASA	92,230	2,594,409
Stone Energy Corp. (I)	6,816	239,855
Suncor Energy, Inc.	15,861	651,041
Swift Energy Company (I)(L)	5,270	59,815
Synergy Resources Corp. (I)(L)	8,163	109,874
Talisman Energy, Inc.	11,346	114,055
Tambang Batubara Bukit Asam Persero
Tbk PT	97,490	111,398
Teekay Tankers, Ltd., Class A (L)	8,156	34,745
Tesoro Corp.	25,545	1,653,783
Thai Oil PCL	113,353	183,691
The Williams Companies, Inc.	135,227	8,037,893
TonenGeneral Sekiyu KK	26,000	237,160
Total SA	175,742	11,596,950
Tourmaline Oil Corp. (I)	1,900	96,232
Transatlantic Petroleum, Ltd. (I)	3,079	33,777
TransCanada Corp.	7,730	415,400
Triangle Petroleum Corp. (I)(L)	9,228	110,644
Tullow Oil PLC	84,470	1,024,532
Tupras Turkiye Petrol Rafinerileri AS	5,974	140,267

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA	30,422	$784,027
VAALCO Energy, Inc. (I)	6,312	57,755
Valero Energy Corp.	105,227	5,696,990
Vermilion Energy, Inc.	1,148	74,679
W&T Offshore, Inc.	4,310	64,305
Warren Resources, Inc. (I)	9,085	58,598
Western Refining, Inc.	6,448	300,025
Westmoreland Coal Company (I)	1,688	70,913
Woodside Petroleum, Ltd.	57,952	2,312,713
World Fuel Services Corp.	18,152	805,586
WPX Energy, Inc. (I)	50,982	1,357,141
Yanzhou Coal Mining Company, Ltd.,
H Shares	161,210	135,491

		416,991,850

		509,281,429
Financials - 18.4%
Banks - 7.8%
1st Source Corp.	2,137	64,131
1st United Bancorp, Inc.	4,150	36,105
Agricultural Bank of China, Ltd., H Shares	1,828,000	846,439
Akbank TAS	85,674	326,615
Alior Bank SA (I)	3,436	81,822
Alliance Financial Group BHD	56,840	87,665
Alpha Bank AE (I)	292,465	258,331
Ameris Bancorp	3,157	72,264
AMMB Holdings BHD	96,000	203,455
Aozora Bank, Ltd.	107,000	365,308
Arrow Financial Corp. (L)	2,170	57,765
Associated Banc-Corp.	40,216	731,127
Australia & New Zealand Banking Group, Ltd.	241,104	7,534,573
Banc of California, Inc.	3,696	44,426
Banca Monte dei Paschi di Siena SpA (I)	351,612	529,526
Banco Bilbao Vizcaya Argentaria SA	664,933	8,049,384
Banco Bradesco SA	53,078	948,931
Banco Comercial Portugues SA (I)	5,096,944	694,512
Banco de Sabadell SA	384,410	1,210,391
Banco do Brasil SA	72,391	1,131,544
Banco Espirito Santo SA (I)	322,715	8,066
Banco Latinoamericano de
Comercio Exterior SA (L)	3,710	119,128
Banco Popolare SC (I)	29,286	458,189
Banco Popular Espanol SA	197,672	1,234,808
Banco Santander Brasil SA	79,926	552,002
Banco Santander SA	1,358,098	13,530,806
BancorpSouth, Inc.	32,922	696,959
Bangkok Bank PCL	74,700	479,430
Bangkok Bank PCL (Foreign Shares)	74,461	477,835
Bank Central Asia Tbk PT	1,488,430	1,424,730
Bank Danamon Indonesia Tbk PT	404,801	129,726
Bank Handlowy w Warszawie SA	2,469	88,115
Bank Mandiri Persero Tbk PT	1,126,828	1,005,412
Bank Millennium SA	32,091	80,477
Bank Negara Indonesia Persero Tbk PT	900,553	411,946
Bank of America Corp.	2,074,332	33,376,002
Bank of China, Ltd., H Shares	6,726,321	3,114,181
Bank of Communications Company, Ltd.,
H Shares	742,076	539,919
Bank of East Asia, Ltd.	105,293	448,006
Bank of Hawaii Corp.	11,204	650,392
Bank of Ireland (I)	2,158,287	858,736
Bank of Kentucky Financial Corp.	1,491	54,809
Bank of Marin Bancorp, Class A	903	44,148

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Bank of Montreal	7,074	$544,294
Bank of Queensland, Ltd.	31,881	374,989
Bank of the Ozarks, Inc.	9,732	310,937
Bank Pekao SA	9,660	544,768
Bank Rakyat Indonesia Persero Tbk PT	1,340,477	1,265,704
Bank Zachodni WBK SA	1,994	231,269
Bankia SA (I)	519,320	1,004,592
Banner Corp.	2,382	93,803
Barclays Africa Group, Ltd.	27,370	427,499
Barclays PLC	1,517,488	5,659,970
BB&T Corp.	141,708	5,289,960
BBCN Bancorp, Inc.	9,884	144,306
Bendigo and Adelaide Bank, Ltd.	38,449	447,467
BNC Bancorp	2,570	43,639
BNP Paribas SA	86,907	5,872,572
BOC Hong Kong Holdings, Ltd.	310,500	1,043,701
Boston Private Financial Holdings, Inc.	9,727	118,086
Bridge Bancorp, Inc.	1,606	39,925
Bridge Capital Holdings (I)	1,409	31,519
Bryn Mawr Bank Corp.	1,829	53,809
BS Financial Group, Inc.	14,837	245,934
CaixaBank SA	200,132	1,204,639
Camden National Corp.	1,417	51,806
Canadian Imperial Bank of Commerce	4,333	414,092
Capital Bank Financial Corp., Class A (I)	3,163	77,399
Cardinal Financial Corp.	3,893	69,568
Cathay General Bancorp	28,400	739,536
Centerstate Banks, Inc.	4,431	46,304
Central Pacific Financial Corp.	2,016	35,441
Chang Hwa Commercial Bank	514,201	320,065
Chemical Financial Corp.	3,822	108,430
China CITIC Bank Corp., Ltd., H Shares	690,200	435,210
China Construction Bank Corp., H Shares	6,105,196	4,528,092
China Development Financial Holdings Corp.	1,422,000	480,825
China Everbright Bank Company, Ltd.	239,000	110,984
China Merchants Bank Company, Ltd.,
H Shares	389,855	743,067
China Minsheng Banking Corp., Ltd.,
H Shares	528,500	496,274
Chongqing Rural Commercial Bank, H Shares	219,000	108,782
CIMB Group Holdings BHD	251,800	589,554
Citigroup, Inc.	599,235	30,950,488
Citizens & Northern Corp.	1,863	36,738
City Holding Company	2,215	94,625
City National Corp.	12,059	915,037
CNB Financial Corp.	1,937	32,735
CoBiz Financial, Inc.	4,692	54,193
Columbia Banking System, Inc.	6,460	168,025
Comerica, Inc.	35,856	1,804,991
Commerce Bancshares, Inc.	20,404	941,237
Commerzbank AG (I)	84,418	1,281,646
Commonwealth Bank of Australia	141,603	10,764,131
Community Bank Systems, Inc.	4,999	176,665
Community Trust Bancorp, Inc.	1,898	67,417
ConnectOne Bancorp, Inc.	4,002	77,559
Credicorp, Ltd.	16,800	2,605,176
Credit Agricole SA	82,206	1,219,974
CTBC Financial Holding Company, Ltd.	1,415,598	1,030,841
CU Bancorp (I)	1,483	27,747
Customers Bancorp, Inc. (I)	3,225	59,921
CVB Financial Corp.	12,905	200,544
Danske Bank A/S	43,485	1,224,429
DBS Group Holdings, Ltd.	191,272	2,741,806

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
DGB Financial Group, Inc.	10,347	$180,718
DNB ASA	80,764	1,511,444
E.Sun Financial Holding Company, Ltd.	644,194	423,801
Eagle Bancorp, Inc. (I)	2,765	92,710
East West Bancorp, Inc.	36,163	1,259,919
Enterprise Financial Services Corp.	2,735	47,698
Eurobank Ergasias SA (I)	614,041	262,365
Fidelity Southern Corp. (L)	3,062	42,470
Fifth Third Bancorp	167,684	3,421,592
Financial Institutions, Inc.	2,286	54,910
First Bancorp North Carolina	2,683	47,677
First BanCorp Puerto Rico (I)	12,920	67,313
First Busey Corp.	9,071	52,158
First Citizens BancShares, Inc., Class A (L)	911	209,339
First Commonwealth Financial Corp.	11,475	101,669
First Community Bancshares, Inc.	2,299	37,520
First Connecticut Bancorp, Inc.	3,204	49,021
First Financial Bancorp	6,989	116,087
First Financial Bankshares, Inc. (L)	7,910	232,475
First Financial Corp.	1,504	48,609
First Financial Holding Company, Ltd.	803,582	497,512
First Horizon National Corp.	59,667	725,551
First Interstate Bancsystem, Inc.	2,193	58,158
First Merchants Corp.	4,394	89,682
First Midwest Bancorp, Inc.	9,309	156,857
First NBC Bank Holding Company (I)	1,871	60,078
First Niagara Financial Group, Inc.	89,267	776,623
FirstMerit Corp.	61,638	1,062,331
Flushing Financial Corp.	3,792	73,186
FNB Corp.	19,957	246,669
Frost Bankers, Inc.	13,364	1,050,410
Fukuoka Financial Group, Inc.	72,000	349,054
Fulton Financial Corp.	47,659	549,747
Getin Noble Bank SA (I)	90,137	73,296
Glacier Bancorp, Inc.	9,068	246,831
Great Southern Bancorp, Inc.	1,801	57,038
Grupo Financiero Banorte SAB
de CV, Series O	287,700	2,028,261
Grupo Financiero Inbursa SAB
de CV, Series O	269,000	824,480
Grupo Financiero Santander Mexico
SAB de CV	210,600	633,729
Guaranty Bancorp	2,099	29,239
Hana Financial Group, Inc.	22,005	924,169
Hancock Holding Company	30,688	1,020,069
Hang Seng Bank, Ltd.	64,300	1,086,553
Hanmi Financial Corp.	3,881	79,755
HDFC Bank, Ltd., ADR	7,626	378,936
Heartland Financial USA, Inc.	1,840	44,013
Heritage Commerce Corp.	3,329	27,697
Heritage Financial Corp.	3,856	63,084
Heritage Oaks Bancorp	3,613	25,688
Hokuhoku Financial Group, Inc.	113,000	224,944
Home BancShares, Inc.	6,592	196,112
HomeTrust Bancshares, Inc. (I)	2,778	41,892
Hong Leong Bank BHD	29,600	135,210
Hong Leong Financial Group BHD	11,000	59,460
HSBC Holdings PLC	1,747,736	18,891,609
Hua Nan Financial Holdings Company, Ltd.	658,027	408,493
Hudson Valley Holding Corp.	2,027	36,020
Huntington Bancshares, Inc.	164,030	1,614,875
Iberiabank Corp.	3,835	250,234
ICICI Bank, Ltd., ADR	7,110	380,385

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (MA)	3,126	$115,068
Independent Bank Corp. (MI)	3,099	37,622
Independent Bank Group, Inc.	1,099	55,620
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,244,270	4,132,351
Industrial Bank of Korea	17,057	296,287
ING Groep NV (I)	201,482	2,772,966
International Bancshares Corp.	20,992	553,349
Intesa Sanpaolo RSP	75,486	197,308
Intesa Sanpaolo SpA	940,436	2,800,147
Investors Bancorp, Inc.	43,143	457,747
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
JPMorgan Chase & Company	746,594	44,385,013
Kasikornbank PCL	106,039	746,914
Kasikornbank PCL (Foreign Exchange)	148,100	1,048,056
KB Financial Group, Inc.	29,397	1,200,236
KBC Groep NV (I)	22,328	1,273,061
KeyCorp	174,011	2,368,290
Krung Thai Bank PCL	247,000	181,731
Krung Thai Bank PCL	251,293	184,903
Lakeland Bancorp, Inc.	4,847	50,070
Lakeland Financial Corp.	2,039	79,399
Lloyds Banking Group PLC (I)	5,298,927	6,717,024
M&T Bank Corp. (L)	25,939	3,206,839
MainSource Financial Group, Inc.	2,593	44,729
Malayan Banking BHD	227,433	728,848
MB Financial, Inc.	8,193	231,792
mBank	1,017	147,667
Mega Financial Holding Company, Ltd.	1,062,575	916,841
Mercantile Bank Corp.	2,454	46,503
Metro Bancorp, Inc. (I)	2,426	56,429
MidWestOne Financial Group, Inc.	988	23,495
Mitsubishi UFJ Financial Group, Inc.	1,180,000	6,801,091
Mizuho Financial Group, Inc.	2,130,900	4,064,265
National Australia Bank, Ltd.	206,816	6,806,115
National Bank Holdings Corp., Class A	5,073	103,083
National Bank of Canada	3,597	173,052
National Bank of Greece SA (I)	118,403	407,879
National Bankshares, Inc. (L)	1,178	34,209
National Penn Bancshares, Inc.	14,361	143,610
Natixis	77,147	542,838
NBT Bancorp, Inc.	5,492	131,863
Nedbank Group, Ltd.	16,383	352,583
NewBridge Bancorp (I)	4,758	35,542
Nordea Bank AB	200,459	2,617,599
OFG Bancorp	5,469	86,957
Old National Bancorp	12,883	168,638
OmniAmerican Bancorp, Inc.	1,530	39,719
OTP Bank PLC	19,212	332,272
Oversea-Chinese Banking Corp., Ltd.	287,964	2,304,175
Pacific Continental Corp.	2,628	35,425
Pacific Premier Bancorp, Inc. (I)	2,641	39,219
PacWest Bancorp	24,169	1,013,648
Park National Corp. (L)	1,570	122,209
Park Sterling Corp.	6,245	42,653
Peapack Gladstone Financial Corp.	1,646	30,879
Penns Woods Bancorp, Inc.	1,125	51,165
Peoples Bancorp, Inc.	1,813	43,458
Peoples Financial Services Corp. (L)	999	50,440
Pinnacle Financial Partners, Inc.	4,390	157,425
Piraeus Bank SA (I)	160,689	319,796
Powszechna Kasa Oszczednosci
Bank Polski SA	64,618	772,669

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Preferred Bank (I)	2,031	$48,785
PrivateBancorp, Inc.	8,718	257,268
Prosperity Bancshares, Inc.	23,453	1,416,561
Public Bank BHD	140,062	856,704
Regions Financial Corp.	271,832	2,759,095
Renasant Corp.	3,762	108,835
Republic Bancorp, Inc., Class A	1,310	29,816
Resona Holdings, Inc.	202,500	1,099,122
RHB Capital BHD	26,716	77,707
Royal Bank of Canada	15,815	1,174,816
Royal Bank of Scotland Group PLC (I)	230,334	1,387,848
S&T Bancorp, Inc.	3,483	86,866
Sandy Spring Bancorp, Inc.	2,937	70,987
Seacoast Banking Corp. of Florida (I)	3,942	41,352
Seven Bank, Ltd.	55,300	224,498
Shinhan Financial Group Company, Ltd.	32,494	1,683,340
Shinsei Bank, Ltd.	153,000	322,503
Siam Commercial Bank PCL	220,261	1,289,635
Sierra Bancorp	1,888	32,795
Signature Bank (I)	12,609	1,493,662
Simmons First National Corp., Class A	2,016	80,479
SinoPac Financial Holdings Company, Ltd.	735,543	336,228
Skandinaviska Enskilda Banken AB, Series A	100,828	1,318,661
Societe Generale SA	59,026	2,993,839
South State Corp.	3,016	176,617
Southside Bancshares, Inc. (L)	2,397	82,337
Southwest Bancorp, Inc.	2,578	42,614
Standard Bank Group, Ltd.	99,911	1,294,345
Standard Chartered PLC	225,280	4,540,837
State Bank Financial Corp.	4,046	67,811
State Bank of India, GDR	5,129	420,101
Sterling Bancorp	10,185	129,044
Stock Yards Bancorp, Inc.	1,963	59,145
Stonegate Bank (L)	1,916	52,000
Suffolk Bancorp	1,670	34,786
Sumitomo Mitsui Financial Group, Inc.	117,900	4,768,945
Sumitomo Mitsui Trust Holdings, Inc.	304,000	1,247,960
SunTrust Banks, Inc.	105,065	4,000,875
Suruga Bank, Ltd.	16,000	304,215
Susquehanna Bancshares, Inc.	22,491	232,107
SVB Financial Group (I)	12,568	1,399,070
Svenska Handelsbanken AB, Class A	33,070	1,552,736
Swedbank AB, Class A	60,020	1,529,799
Synovus Financial Corp.	35,051	846,482
Taishin Financial Holdings Company, Ltd.	855,422	434,935
Taiwan Business Bank (I)	430,876	134,944
Taiwan Cooperative Financial
Holding Company, Ltd.	637,652	356,379
Talmer Bancorp, Inc., Class A	2,269	33,264
TCF Financial Corp.	42,024	663,979
Texas Capital Bancshares, Inc. (I)	5,234	282,531
The Bancorp, Inc. (I)	4,179	40,578
The Bank of Kyoto, Ltd.	30,000	264,041
The Bank of Nova Scotia	13,174	872,855
The Bank of Yokohama, Ltd.	108,000	596,171
The Chiba Bank, Ltd.	69,000	486,593
The Chugoku Bank, Ltd.	15,600	236,191
The First of Long Island Corp.	1,181	41,181
The Gunma Bank, Ltd.	35,000	206,396
The Hachijuni Bank, Ltd.	39,000	235,665
The Hiroshima Bank, Ltd.	46,000	222,145
The Iyo Bank, Ltd.	22,600	229,392
The Joyo Bank, Ltd.	62,000	322,035

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	105,366	$8,929,769
The Shizuoka Bank, Ltd.	49,000	508,555
The Toronto-Dominion Bank	19,949	1,050,382
TMB Bank PCL	1,844,468	175,552
Tompkins Financial Corp.	1,705	78,072
TowneBank (L)	3,410	49,991
Trico Bancshares (L)	2,734	61,105
TriState Capital Holdings, Inc. (I)	2,927	27,894
Trustmark Corp.	25,139	596,674
Turkiye Garanti Bankasi AS	109,970	430,698
Turkiye Halk Bankasi AS	29,746	218,194
Turkiye Is Bankasi, Class C	74,914	193,451
Turkiye Vakiflar Bankasi Tao, Class D	35,673	82,186
U.S. Bancorp	358,118	15,141,229
UMB Financial Corp.	4,577	264,322
Umpqua Holdings Corp.	63,330	1,106,375
UniCredit SpA	356,923	2,768,114
Union Bankshares Corp.	5,634	133,131
Unione di Banche Italiane SCPA	69,275	541,950
United Bankshares, Inc. (L)	8,381	276,154
United Community Banks, Inc.	6,118	103,761
United Overseas Bank, Ltd.	142,214	2,608,674
Univest Corp. of Pennsylvania	2,823	53,919
Valley National Bancorp (L)	74,106	741,060
ViewPoint Financial Group, Inc.	4,841	126,108
Washington Trust Bancorp, Inc.	1,752	61,635
Webster Financial Corp.	33,645	992,528
Wells Fargo & Company	945,561	48,639,658
WesBanco, Inc.	3,078	95,572
WestAmerica Bancorp. (L)	9,828	475,380
Western Alliance Bancorp (I)	9,117	215,252
Westpac Banking Corp.	273,152	8,953,458
Wilshire Bancorp, Inc.	8,651	84,434
Wintrust Financial Corp.	5,675	264,285
Woori Finance Holdings Company, Ltd. (I)	22,380	303,768
Yadkin Financial Corp. (I)	2,473	46,443
Yamaguchi Financial Group, Inc.	18,000	177,175
Yapi ve Kredi Bankasi AS	41,355	92,061
Zions Bancorporation	36,342	1,059,006

		465,861,556
Capital Markets - 1.9%
3i Group PLC	90,185	589,395
Aberdeen Asset Management PLC	84,997	614,663
Affiliated Managers Group, Inc. (I)	11,120	2,347,988
Ameriprise Financial, Inc.	37,455	4,710,341
Arlington Asset Investment Corp., Class A (L)	2,408	68,435
BGC Partners, Inc., Class A	21,274	161,044
BlackRock, Inc.	24,683	8,158,472
Calamos Asset Management, Inc., Class A	3,098	39,933
CETIP SA - Mercados Organizados	17,536	255,774
China Cinda Asset Management
Company, Ltd., H Shares (I)	355,000	180,839
China Everbright, Ltd.	73,784	139,869
CI Financial Corp.	2,474	81,185
CITIC Securities Company, Ltd., H Shares	86,500	205,233
Cohen & Steers, Inc. (L)	2,400	104,736
CorEnergy Infrastructure Trust, Inc.	4,513	36,104
Coronation Fund Managers, Ltd.	18,989	178,284
Cowen Group, Inc., Class A (I)	14,776	60,434
Credit Suisse Group AG (I)	120,979	3,413,046
Daewoo Securities Company, Ltd. (I)	13,867	161,521
Daiwa Securities Group, Inc.	154,000	1,254,467
Deutsche Bank AG	120,334	4,125,785

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	356	$46,700
E*TRADE Financial Corp. (I)	56,361	1,254,596
Eaton Vance Corp. (L)	30,446	1,192,265
Evercore Partners, Inc., Class A	4,036	206,764
FBR & Company (I)(L)	1,293	36,954
Federated Investors, Inc., Class B (L)	23,856	732,141
Financial Engines, Inc. (L)	6,226	223,327
Franklin Resources, Inc.	79,246	4,478,984
FXCM, Inc., Class A (L)	5,575	80,782
GAMCO Investors, Inc., Class A	810	63,431
GFI Group, Inc.	10,209	46,145
Greenhill & Company, Inc. (L)	3,435	168,384
Haitong Securities Company, Ltd., H Shares	108,000	172,133
Hargreaves Lansdown PLC	22,010	410,100
HFF, Inc., Class A	3,999	119,970
ICAP PLC	51,105	322,052
ICG Group, Inc. (I)	5,209	90,376
IGM Financial, Inc.	1,130	53,917
INTL. FCStone, Inc. (I)	2,106	40,393
Invesco, Ltd.	85,316	3,484,305
Investec PLC	50,847	463,537
Investec, Ltd.	20,087	181,300
Investment Technology Group, Inc. (I)	4,379	74,574
Janus Capital Group, Inc. (L)	56,029	680,752
Julius Baer Group, Ltd. (I)	17,750	807,908
KCG Holdings, Inc., Class A (I)	6,494	75,980
Korea Investment Holdings Company, Ltd.	3,011	151,249
Ladenburg Thalmann
Financial Services, Inc. (I)	13,239	47,396
Legg Mason, Inc.	20,072	989,951
Macquarie Group, Ltd.	25,322	1,380,688
Manning & Napier, Inc.	1,896	35,209
Marcus & Millichap, Inc. (I)	1,063	32,230
Mediobanca SpA (I)	48,798	427,354
Mirae Asset Securities Company, Ltd.	1,779	85,120
Moelis & Company (L)	935	33,931
Morgan Stanley	276,062	9,471,687
Nomura Holdings, Inc.	335,000	2,150,338
Northern Trust Corp.	43,854	3,041,275
Oppenheimer Holdings, Inc., Class A	1,352	32,664
Partners Group Holding AG	1,403	370,285
Piper Jaffray Companies (I)	1,974	105,333
Raymond James Financial, Inc.	31,309	1,710,724
Safeguard Scientifics, Inc. (I)	2,593	50,823
Samsung Securities Company, Ltd.	4,720	230,890
SBI Holdings, Inc.	18,764	222,567
Schroders PLC	11,537	467,251
SEI Investments Company	35,836	1,358,005
State Street Corp.	84,959	6,119,597
Stifel Financial Corp. (I)	7,912	378,827
SWS Group, Inc. (I)(L)	3,771	28,169
T. Rowe Price Group, Inc.	51,838	4,198,619
The Bank of New York Mellon Corp.	224,938	8,813,071
The Charles Schwab Corp.	230,997	6,585,724
The Goldman Sachs Group, Inc.	82,029	14,692,214
UBS AG (I)	291,122	5,224,710
Virtus Investment Partners, Inc.	865	193,492
Waddell & Reed Financial, Inc., Class A	21,494	1,171,423
Walter Investment Management Corp. (I)	4,566	120,314
Westwood Holdings Group, Inc.	968	57,693
WisdomTree Investments, Inc. (I)(L)	13,187	156,002
Woori Investment & Securities Company, Ltd.	9,228	107,943

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Yuanta Financial Holdings Company, Ltd.	906,100	$488,118

		113,126,204
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	37,100	128,544
AEON Credit Service Company, Ltd.	10,500	244,072
American Express Company	179,616	16,084,613
Capital One Financial Corp.	112,745	9,251,855
Cash America International, Inc.	3,406	152,044
Compartamos SAB de CV	123,600	265,976
Consumer Portfolio Services, Inc. (I)	3,026	21,636
Credit Acceptance Corp. (I)	865	106,603
Credit Saison Company, Ltd.	13,800	274,751
Discover Financial Services	91,979	5,736,730
Encore Capital Group, Inc. (I)(L)	3,134	139,118
Ezcorp, Inc., Class A (I)(L)	6,463	68,702
First Cash Financial Services, Inc. (I)	3,550	205,048
Green Dot Corp., Class A (I)	3,814	72,046
Navient Corp.	82,927	1,487,710
Nelnet, Inc., Class A	2,555	112,343
Portfolio Recovery Associates, Inc. (I)(L)	6,069	344,901
Regional Management Corp. (I)	1,348	22,916
Samsung Card Company, Ltd.	2,683	129,034
SLM Corp.	106,626	944,706
Springleaf Holdings, Inc. (I)(L)	3,049	101,471
World Acceptance Corp. (I)(L)	1,019	79,828

		35,974,647
Diversified Financial Services - 1.5%
African Bank Investments, Ltd.	119,121	3,462
ASX, Ltd.	16,700	585,016
Berkshire Hathaway, Inc., Class B (I)	355,209	48,752,435
BM&FBovespa SA	151,865	915,871
CBOE Holdings, Inc.	21,684	1,149,794
Chailease Holding Company, Ltd.	101,470	274,887
CME Group, Inc.	62,265	4,766,386
Deutsche Boerse AG	16,852	1,199,757
Eurazeo	3,048	231,733
Exor SpA	7,963	317,135
Far East Horizon, Ltd.	115,000	92,741
First Pacific Company, Ltd.	190,000	220,225
FirstRand, Ltd.	255,254	1,035,354
Fubon Financial Holding Company, Ltd.	711,736	1,162,421
Gain Capital Holdings, Inc.	3,076	19,410
Groupe Bruxelles Lambert SA	7,211	709,170
HACI Omer Sabanci Holding AS	43,776	202,646
Hong Kong Exchanges & Clearing, Ltd.	92,415	2,123,023
Industrivarden AB, C Shares	8,087	145,920
Intercontinental Exchange Group, Inc.	22,702	4,290,678
Investment AB Kinnevik, B Shares	15,446	626,800
Investor AB, B Shares	30,316	1,125,854
Japan Exchange Group, Inc.	24,200	575,285
Leucadia National Corp.	62,686	1,562,762
London Stock Exchange Group PLC	16,355	555,551
MarketAxess Holdings, Inc.	4,616	271,975
Marlin Business Services Corp.	1,291	25,536
McGraw-Hill Financial, Inc.	53,699	4,356,600
Mitsubishi UFJ Lease &
Finance Company, Ltd.	45,800	244,805
Moody’s Corp.	37,095	3,470,979
MSCI, Inc. (I)	29,433	1,358,039
NewStar Financial, Inc. (I)	3,391	39,098
Onex Corp.	982	57,179
ORIX Corp.	120,900	1,828,293

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Pargesa Holding SA	2,497	$214,904
PHH Corp. (I)	6,927	165,971
PICO Holdings, Inc. (I)	2,906	64,223
Remgro, Ltd.	39,514	902,757
RMB Holdings, Ltd.	56,163	294,985
Singapore Exchange, Ltd.	90,000	524,350
The NASDAQ OMX Group, Inc.	23,423	1,018,198
Wendel SA	2,553	308,270

		87,790,478
Insurance - 3.3%
ACE, Ltd.	66,641	7,085,938
Admiral Group PLC	17,940	398,104
Aegon NV	95,050	751,620
Aflac, Inc.	89,608	5,487,594
Ageas	19,777	663,801
AIA Group, Ltd.	1,008,509	5,499,578
Alleghany Corp. (I)	4,152	1,790,052
Allianz SE	39,825	6,801,052
Ambac Financial Group, Inc. (I)	5,506	133,245
American Equity Investment Life
Holding Company	9,113	225,456
American Financial Group, Inc.	18,061	1,083,118
American International Group, Inc.	285,367	15,997,674
AMERISAFE, Inc.	2,290	86,402
AMP, Ltd.	259,066	1,423,642
AmTrust Financial Services, Inc. (L)	3,648	160,621
Aon PLC	58,503	5,099,121
Argo Group International Holdings, Ltd.	3,280	172,659
Arthur J. Gallagher & Company	39,619	1,871,205
Aspen Insurance Holdings, Ltd.	16,502	701,665
Assicurazioni Generali SpA	94,363	1,933,436
Assurant, Inc.	14,252	951,321
Atlas Financial Holdings, Inc. (I)	1,750	25,253
Aviva PLC	273,499	2,367,090
AXA SA	148,918	3,695,214
Baldwin & Lyons, Inc., Class B	1,350	34,925
Baloise Holding AG	3,718	485,053
BB Seguridade Participacoes SA	58,908	940,528
Brown & Brown, Inc.	29,981	977,980
Cathay Financial Holdings Company, Ltd.	886,466	1,513,219
China Life Insurance Company, Ltd.	308,805	286,895
China Life Insurance Company, Ltd., H Shares	630,376	1,809,825
China Pacific Insurance Group Company, Ltd.,
H Shares	223,600	838,478
China Taiping Insurance
Holdings Company, Ltd. (I)	74,000	179,281
Cincinnati Financial Corp.	29,288	1,408,460
CNO Financial Group, Inc.	26,791	478,219
CNP Assurances	13,870	273,835
Crawford & Company, Class B	3,206	28,886
Delta Lloyd NV	10,412	250,886
Direct Line Insurance Group PLC	139,211	690,916
Discovery, Ltd.	27,190	250,746
Dongbu Insurance Company, Ltd.	3,279	197,981
eHealth, Inc. (I)	2,349	57,644
Employers Holdings, Inc.	3,818	81,743
Enstar Group, Ltd. (I)	1,036	147,008
Everest Re Group, Ltd.	11,628	1,905,132
Fairfax Financial Holdings, Ltd.	233	107,363
FBL Financial Group, Inc., Class A	1,339	62,705
Federated National Holding Company	1,536	37,939
Fidelity & Guaranty Life	1,585	35,758
First American Financial Corp.	40,037	1,135,049

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Friends Life Group, Ltd.	131,611	$670,989
Genworth Financial, Inc., Class A (I)	98,156	1,392,834
Gjensidige Forsikring ASA	16,529	343,977
Global Indemnity PLC (I)	1,166	31,529
Great-West Lifeco, Inc.	3,337	97,658
Greenlight Capital Re, Ltd., Class A (I)	3,430	117,340
Hannover Rueckversicherung AG	5,326	443,015
Hanwha Life Insurance Company, Ltd.	16,756	115,014
HCC Insurance Holdings, Inc.	25,194	1,263,227
HCI Group, Inc. (L)	1,146	48,258
Hilltop Holdings, Inc. (I)(L)	8,319	176,113
Horace Mann Educators Corp.	4,950	147,510
Hyundai Marine & Fire
Insurance Company, Ltd.	4,830	148,406
Industrial Alliance Insurance and
Financial Services, Inc.	1,097	47,359
Infinity Property & Casualty Corp.	1,388	94,911
Insurance Australia Group, Ltd.	204,864	1,238,523
Intact Financial Corp.	1,461	99,313
Kemper Corp.	18,554	674,438
Legal & General Group PLC	549,174	2,205,334
Liberty Holdings, Ltd.	9,562	117,104
Lincoln National Corp.	51,983	2,861,144
Loews Corp.	60,167	2,631,705
Maiden Holdings, Ltd.	6,251	76,012
Mapfre SA	104,909	393,457
Marsh & McLennan Companies, Inc.	108,443	5,758,323
Meadowbrook Insurance Group, Inc.	6,233	38,582
Mercury General Corp.	9,151	468,806
MetLife, Inc.	222,045	12,154,743
MMI Holdings, Ltd.	85,228	219,814
Montpelier Re Holdings, Ltd.	4,888	153,728
MS&AD Insurance Group Holdings	46,400	1,047,742
Muenchener Rueckversicherungs AG	15,649	3,141,913
National General Holdings Corp.	4,448	83,311
National Western Life Insurance
Company, Class A	309	78,486
New China Life Insurance Company, Ltd.,
H Shares	67,900	242,768
NKSJ Holdings, Inc.	30,300	733,097
Old Mutual PLC	454,512	1,502,401
Old Republic International Corp.	61,110	938,039
OneBeacon Insurance Group, Ltd., Class A	2,933	47,016
People’s Insurance Company Group of
China, Ltd., H Shares	535,000	222,980
PICC Property & Casualty Company, Ltd.,
H Shares	264,780	438,822
Ping An Insurance Group Company, H Shares	172,355	1,403,297
Platinum Underwriters Holdings, Ltd.	3,269	204,214
Porto Seguro SA	9,523	141,154
Power Corp. of Canada	4,093	120,610
Power Financial Corp.	2,751	88,934
Powszechny Zaklad Ubezpieczen SA	4,140	607,052
Primerica, Inc.	20,721	1,042,888
Principal Financial Group, Inc.	53,946	2,928,728
Protective Life Corp.	19,886	1,380,088
Prudential Financial, Inc.	91,120	8,173,464
Prudential PLC	237,643	5,728,389
QBE Insurance Group, Ltd.	109,128	1,175,689
Rand Merchant Insurance Holdings, Ltd.	55,841	176,909
Reinsurance Group of America, Inc.	17,422	1,445,678
RenaissanceRe Holdings, Ltd.	10,226	1,047,040
RLI Corp.	5,237	234,094

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
RSA Insurance Group PLC	93,978	$714,868
Safety Insurance Group, Inc.	1,571	86,719
Sampo OYJ, Class A	40,217	1,980,539
Samsung Fire & Marine
Insurance Company, Ltd.	2,505	685,909
Samsung Life Insurance Company, Ltd.	4,486	471,059
Sanlam, Ltd.	146,587	908,209
SCOR SE	12,888	394,638
Selective Insurance Group, Inc.	6,952	166,639
Shin Kong Financial Holding Company, Ltd.	809,560	264,272
Sony Financial Holdings, Inc.	16,200	259,590
StanCorp Financial Group, Inc.	11,031	722,751
Standard Life PLC	241,537	1,543,165
State Auto Financial Corp.	1,921	41,686
Stewart Information Services Corp.	2,589	83,418
Sul America SA	11,479	79,330
Sun Life Financial, Inc.	6,731	250,284
Suncorp Group, Ltd.	112,915	1,522,863
Swiss Life Holding AG (I)	2,534	639,272
Swiss Re AG (I)	28,121	2,305,645
Symetra Financial Corp.	9,579	233,153
T&D Holdings, Inc.	53,800	668,456
The Allstate Corp.	85,631	5,265,450
The Chubb Corp.	48,250	4,436,588
The Dai-ichi Life Insurance Company, Ltd.	98,000	1,406,895
The Hanover Insurance Group, Inc.	11,111	704,993
The Hartford Financial Services Group, Inc.	88,680	3,285,594
The Navigators Group, Inc. (I)	1,267	81,405
The Phoenix Companies, Inc. (I)	740	45,503
The Progressive Corp.	107,453	2,688,474
The Travelers Companies, Inc.	68,552	6,492,560
Third Point Reinsurance, Ltd. (I)	6,955	106,551
Tokio Marine Holdings, Inc.	64,400	1,965,314
Torchmark Corp.	25,776	1,406,081
Tryg A/S	1,406	139,877
UnipolSai SpA	72,820	229,252
United Fire Group, Inc.	2,583	75,734
United Insurance Holdings Corp.	2,103	33,942
Universal Insurance Holdings, Inc.	3,912	54,220
Unum Group	50,847	1,844,221
W.R. Berkley Corp.	26,080	1,260,968
XL Group PLC	53,063	1,813,693
Zurich Insurance Group AG (I)	11,885	3,588,106

		198,173,170
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	7,130	205,487
AG Mortgage Investment Trust, Inc.	3,383	67,559
Agree Realty Corp.	1,987	58,676
Alexander’s, Inc.	258	102,294
Alexandria Real Estate Equities, Inc.	18,070	1,428,614
Altisource Residential Corp., Class B	6,916	169,719
American Assets Trust, Inc.	4,399	154,185
American Campus Communities, Inc.	26,458	1,045,356
American Capital Mortgage Investment Corp.	6,461	132,967
American Realty Capital Healthcare Trust, Inc.	20,441	224,238
American Residential Properties, Inc. (I)	3,914	74,288
American Tower Corp.	78,076	7,698,294
AmREIT, Inc.	3,171	73,884
Anworth Mortgage Asset Corp.	16,510	85,687
Apartment Investment & Management
Company, Class A	29,118	997,874
Apollo Commercial Real Estate Finance, Inc.	6,001	100,937
Apollo Residential Mortgage, Inc.	3,876	65,311

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ares Commercial Real Estate Corp.	3,792	$47,741
ARMOUR Residential REIT, Inc.	42,786	180,985
Ascendas Real Estate Investment Trust	228,000	428,648
Ashford Hospitality Prime, Inc.	3,321	53,767
Ashford Hospitality Trust, Inc.	8,553	99,129
Associated Estates Realty Corp.	7,251	134,144
AvalonBay Communities, Inc.	24,013	3,700,403
Aviv REIT, Inc.	2,527	73,940
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	48,551	1,089,970
Boston Properties, Inc.	30,176	3,663,970
British Land Company PLC	88,900	1,079,550
Camden Property Trust	21,579	1,614,972
Campus Crest Communities, Inc.	7,922	65,119
CapitaCommercial Trust	225,000	305,975
CapitaMall Trust	270,200	432,428
Capstead Mortgage Corp.	11,228	148,434
CaretTust REIIT, Inc. (I)	2,605	45,509
Cedar Realty Trust, Inc.	11,803	76,365
CFS Retail Property Trust Group	187,199	376,297
Chambers Street Properties	29,080	226,533
Chatham Lodging Trust	3,330	76,990
Chesapeake Lodging Trust	6,089	187,602
Colony Financial, Inc.	11,238	251,956
CoreSite Realty Corp.	2,589	90,796
Corio NV	3,610	194,107
Corporate Office Properties Trust	22,094	627,028
Corrections Corp. of America	29,347	1,045,927
Cousins Properties, Inc.	24,066	305,398
Crown Castle International Corp.	65,836	5,234,620
CubeSmart	17,490	325,314
CyrusOne, Inc.	2,415	62,887
CYS Investments, Inc.	19,659	185,384
DCT Industrial Trust, Inc.	39,315	312,554
Dexus Property Group	490,023	551,833
DiamondRock Hospitality Company	23,849	317,669
Duke Realty Corp.	83,097	1,545,604
DuPont Fabros Technology, Inc.	7,711	217,142
Dynex Capital, Inc.	6,977	61,049
EastGroup Properties, Inc.	3,767	244,252
Education Realty Trust, Inc.	13,986	152,308
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	90,785	114,062
Empire State Realty Trust, Inc., Class A	11,091	182,336
EPR Properties	6,307	358,931
Equity One, Inc.	23,544	555,638
Equity Residential	66,227	4,402,109
Essex Property Trust, Inc.	12,319	2,383,111
Excel Trust, Inc.	5,993	77,549
Extra Space Storage, Inc.	27,778	1,463,901
Federal Realty Investment Trust	16,965	2,116,893
Federation Centres, Ltd.	126,499	314,611
FelCor Lodging Trust, Inc.	15,117	156,310
Fibra Uno Administracion SA de CV	235,900	849,848
First Industrial Realty Trust, Inc.	13,486	245,445
First Potomac Realty Trust	7,217	95,553
Fonciere Des Regions	2,279	230,711
Franklin Street Properties Corp.	11,110	134,987
Gecina SA	1,778	251,297
General Growth Properties, Inc.	102,813	2,526,115
Getty Realty Corp.	3,922	73,577
Gladstone Commercial Corp.	3,939	72,005
Glimcher Realty Trust	17,637	198,064

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Goodman Group	150,041	$782,777
Government Properties Income Trust	6,753	162,207
Gramercy Property Trust, Inc.	14,465	89,538
Growthpoint Properties, Ltd.	171,678	405,750
H&R Real Estate Investment Trust	1,479	31,463
Hammerson PLC	66,163	667,915
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,907	42,122
Hatteras Financial Corp.	11,439	227,636
HCP, Inc.	90,260	3,910,966
Health Care REIT, Inc.	60,209	4,068,924
Healthcare Realty Trust, Inc.	11,455	285,917
Hersha Hospitality Trust	24,489	166,280
Highwoods Properties, Inc.	33,538	1,427,042
Home Properties, Inc.	14,408	925,282
Hospitality Properties Trust	37,765	1,111,424
Host Hotels & Resorts, Inc.	149,170	3,404,059
Hudson Pacific Properties, Inc.	6,785	182,177
ICADE	2,987	277,815
Inland Real Estate Corp.	10,888	113,344
Intu Properties PLC	81,342	462,372
Invesco Mortgage Capital, Inc.	14,513	255,719
Investors Real Estate Trust	13,063	111,427
iStar Financial, Inc. (I)	10,249	152,505
Japan Prime Realty Investment Corp.	73	268,445
Japan Real Estate Investment Corp.	110	605,206
Japan Retail Fund Investment Corp.	214	448,871
Kilroy Realty Corp.	20,735	1,311,489
Kimco Realty Corp.	81,120	1,905,509
Kite Realty Group Trust	3,986	102,507
Klepierre	8,059	383,970
Land Securities Group PLC	73,193	1,316,799
LaSalle Hotel Properties	40,891	1,494,566
Lexington Realty Trust	24,598	267,626
Liberty Property Trust	37,249	1,319,360
LTC Properties, Inc.	4,231	173,259
Mack-Cali Realty Corp.	32,995	697,514
Medical Properties Trust, Inc.	20,955	295,256
Mid-America Apartment Communities, Inc.	18,917	1,368,077
Mirvac Group	318,369	546,254
Monmouth Real Estate
Investment Corp., Class A	8,231	89,059
National Health Investments, Inc.	4,034	260,233
National Retail Properties, Inc.	31,068	1,153,866
New Residential Investment Corp.	34,233	214,641
New York Mortgage Trust, Inc.	11,271	89,943
New York REIT, Inc.	21,164	218,201
Nippon Building Fund, Inc.	126	701,655
Nippon Prologis REIT, Inc.	124	301,027
Omega Healthcare Investors, Inc.	31,787	1,197,416
Owens Realty Mortgage, Inc.	1,665	26,557
Parkway Properties, Inc.	8,711	180,753
Pebblebrook Hotel Trust	7,778	301,320
Pennsylvania Real Estate Investment Trust	8,396	169,263
PennyMac Mortgage Investment Trust	9,031	201,030
Physicians Realty Trust	4,276	63,328
Plum Creek Timber Company, Inc.	35,081	1,425,341
Potlatch Corp.	15,198	648,651
Prologis, Inc.	98,508	4,032,918
PS Business Parks, Inc.	2,317	188,928
Public Storage	28,590	5,008,396
QTS Realty Trust, Inc., Class A	1,425	42,964
RAIT Financial Trust	10,086	81,596

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ramco-Gershenson Properties Trust	8,441	$143,159
Rayonier, Inc.	31,895	1,093,042
Realty Income Corp.	55,847	2,497,478
Redefine Properties Ltd.	254,199	227,835
Redwood Trust, Inc.	10,036	194,397
Regency Centers Corp.	23,288	1,330,676
Resource Capital Corp.	15,905	85,728
Retail Opportunity Investments Corp.	9,269	146,821
Rexford Industrial Realty, Inc.	3,950	58,223
RioCan Real Estate Investment Trust	1,672	41,658
RLJ Lodging Trust	15,712	468,375
Rouse Properties, Inc.	4,591	80,251
Ryman Hospitality Properties	5,251	261,237
Sabra Health Care REIT, Inc.	5,730	163,190
Saul Centers, Inc.	1,219	60,767
Scentre Group (I)	467,109	1,496,360
Segro PLC	68,883	423,489
Select Income REIT	4,305	120,110
Senior Housing Properties Trust	51,378	1,198,649
Silver Bay Realty Trust Corp.	4,676	77,949
Simon Property Group, Inc.	61,284	10,420,119
SL Green Realty Corp.	24,069	2,631,945
Sovran Self Storage, Inc.	4,002	309,235
STAG Industrial, Inc.	6,454	151,217
Starwood Waypoint Residential Trust (I)	4,692	129,875
Stockland	202,231	803,558
Strategic Hotels & Resorts, Inc. (I)	30,086	357,422
Summit Hotel Properties, Inc.	10,417	114,066
Sun Communities, Inc.	4,996	267,935
Sunstone Hotel Investors, Inc.	22,293	324,809
Taubman Centers, Inc.	15,954	1,215,216
Terreno Realty Corp.	4,210	85,210
The Geo Group, Inc.	8,663	324,169
The GPT Group	149,375	556,922
The Link REIT	193,925	1,151,793
The Macerich Company	27,815	1,816,041
UDR, Inc.	63,410	1,897,227
Unibail-Rodamco SE	7,996	2,148,804
United Urban Investment Corp.	232	374,229
Universal Health Realty Income Trust	1,556	68,729
Urstadt Biddle Properties, Inc., Class A	3,171	67,606
Ventas, Inc.	58,021	3,816,621
Vornado Realty Trust	34,379	3,639,705
Washington Prime Group, Inc.	39,171	764,618
Washington Real Estate Investment Trust	7,830	217,517
Weingarten Realty Investors	28,345	969,966
Western Asset Mortgage Capital Corp.	5,146	78,219
Westfield Corp. (I)	172,730	1,229,268
Weyerhaeuser Company	115,329	3,915,420
Whitestone REIT	4,042	61,438
Winthrop Realty Trust	4,612	70,379

		153,837,849
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	10,600	231,467
Agile Property Holdings, Ltd.	121,211	94,937
Alexander & Baldwin, Inc.	16,741	684,707
Altisource Asset Management Corp. (I)(L)	172	128,042
Altisource Portfolio Solutions SA (I)(L)	1,772	177,076
AV Homes, Inc. (I)	1,628	25,934
BR Malls Participacoes SA	36,651	381,000
BR Properties SA	14,501	96,522
Brookfield Asset Management, Inc. (L)	5,802	277,213
Bumi Serpong Damai PT	889,500	122,138

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
CapitaLand, Ltd.	286,500	$761,120
CBRE Group, Inc., Class A (I)	55,098	1,751,014
Central Pattana PCL	196,536	297,093
Cheung Kong Holdings, Ltd.	117,000	2,129,817
China Overseas Land & Investment, Ltd.	346,397	973,798
China Resources Land, Ltd.	171,211	391,374
China Vanke Company, Ltd. (I)	107,300	201,030
City Developments, Ltd.	46,000	369,155
Consolidated-Tomoka Land Company	578	33,813
Country Garden Holdings Company, Ltd.	401,467	176,963
Daito Trust Construction Company, Ltd.	6,700	829,386
Daiwa House Industry Company, Ltd.	55,000	1,042,419
Deutsche Wohnen AG	25,106	567,370
Evergrande Real Estate Group, Ltd.	471,000	196,272
Farglory Land Development Company, Ltd.	45,000	62,418
First Capital Realty, Inc.	1,013	18,000
Forestar Group, Inc. (I)	4,263	85,260
Franshion Properties China, Ltd.	320,000	86,661
Global Logistic Properties, Ltd.	346,000	789,382
Guangzhou R&F Properties Company, Ltd.,
H Shares	88,400	106,530
Hang Lung Properties, Ltd.	188,000	622,370
Henderson Land Development Company, Ltd.	87,158	577,622
Highwealth Construction Corp.	63,000	111,585
Hulic Company, Ltd.	22,100	251,206
Hysan Development Company, Ltd.	52,557	257,737
Immoeast AG (I)	14,582	0
IOI Properties Group BHD (I)	76,433	59,646
Jones Lang LaSalle, Inc.	11,239	1,501,643
Kennedy-Wilson Holdings, Inc.	8,739	228,263
Keppel Land, Ltd.	77,970	216,555
Kerry Properties, Ltd.	51,768	191,989
Lend Lease Corp.	47,350	633,125
Lippo Karawaci Tbk PT	2,370,300	216,928
Longfor Properties Company, Ltd.	118,500	151,279
Mitsubishi Estate Company, Ltd.	115,000	2,659,580
Mitsui Fudosan Company, Ltd.	86,000	2,744,317
Multiplan Empreendimentos Imobiliarios SA	6,767	174,458
New World China Land, Ltd.	226,000	137,058
New World Development Company, Ltd.	433,257	547,836
Nomura Real Estate Holdings, Inc.	11,500	207,908
NTT Urban Development Corp.	10,700	122,697
Poly Property Group Company, Ltd.	175,000	75,673
RE/MAX Holdings, Inc., Class A	1,355	41,084
Ruentex Development Company, Ltd.	78,000	140,380
Shimao Property Holdings, Ltd.	114,000	249,861
Shui On Land, Ltd.	313,459	82,024
Sino Land Company, Ltd.	251,075	441,663
Sino-Ocean Land Holdings, Ltd.	258,858	145,594
SOHO China, Ltd.	161,000	131,218
Sumitomo Realty &
Development Company, Ltd.	33,000	1,279,597
Sun Hung Kai Properties, Ltd.	136,500	2,072,238
Swire Pacific, Ltd., Class A	53,500	719,810
Swire Properties, Ltd.	96,600	324,087
Swiss Prime Site AG (I)	4,647	371,087
Tejon Ranch Company (I)	1,710	48,085
The St. Joe Company (I)(L)	7,672	166,176
The Wharf Holdings, Ltd.	127,625	999,488
Tokyo Tatemono Company, Ltd.	38,000	325,618
Tokyu Fudosan Holdings Corp.	44,700	343,250
UEM Sunrise BHD	83,255	50,714
UOL Group, Ltd.	52,000	264,152

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Wheelock and Company, Ltd.	76,000	$398,160
Yuexiu Property Company, Ltd.	446,000	95,475

		33,467,147
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	31,460	411,182
Bank Mutual Corp.	6,096	40,173
BankFinancial Corp.	3,748	40,516
BBX Capital Corp., Class A (I)	1,190	22,301
Beneficial Mutual Bancorp, Inc. (I)	4,166	57,199
Berkshire Hills Bancorp, Inc.	3,069	75,589
BofI Holding, Inc. (I)(L)	1,729	133,116
Brookline Bancorp, Inc.	8,865	81,115
Capitol Federal Financial, Inc.	16,688	206,097
Clifton Bancorp, Inc.	4,261	53,561
Dime Community Bancshares, Inc.	4,854	74,946
ESB Financial Corp.	1,816	22,972
Essent Group, Ltd. (I)	5,046	106,269
EverBank Financial Corp.	10,997	207,623
Federal Agricultural Mortgage Corp., Class C	1,361	44,804
First Defiance Financial Corp.	1,300	36,270
Flagstar Bancorp, Inc. (I)	2,539	44,255
Fox Chase Bancorp, Inc.	1,958	33,462
Franklin Financial Corp. (I)	1,275	25,322
Home Loan Servicing Solutions, Ltd.	8,618	188,734
HomeStreet, Inc.	2,063	37,526
Hudson City Bancorp, Inc.	94,452	932,241
Kearny Financial Corp. (I)	1,809	28,311
Ladder Capital Corp., Class A (I)	1,922	35,749
Meridian Bancorp, Inc. (I)	2,384	25,223
Meta Financial Group, Inc.	885	33,630
MGIC Investment Corp. (I)	41,219	347,476
New York Community Bancorp, Inc. (L)	111,637	1,780,610
NMI Holdings, Inc., Class A (I)	6,372	61,681
Northfield Bancorp, Inc.	7,729	101,327
Northwest Bancshares, Inc.	11,754	148,218
Oritani Financial Corp.	5,760	86,400
PennyMac Financial Services, Inc. (I)	1,852	28,576
People’s United Financial, Inc. (L)	60,412	903,159
Provident Financial Services, Inc.	7,641	129,973
Radian Group, Inc.	23,221	338,098
Stonegate Mortgage Corp. (I)(L)	1,915	27,787
Tree.com, Inc. (I)	915	29,271
TrustCo Bank Corp.	11,816	82,948
United Community Financial Corp.	8,986	41,156
United Financial Bancorp, Inc.	6,605	81,836
Walker & Dunlop, Inc. (I)	2,463	34,950
Washington Federal, Inc.	37,656	819,018
Waterstone Financial, Inc.	4,243	48,497
WSFS Financial Corp.	1,126	84,000

		8,173,167

		1,096,404,218
Health Care - 11.3%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (I)(L)	9,532	228,577
Acceleron Pharma, Inc. (I)(L)	2,057	55,272
Achillion Pharmaceuticals, Inc. (I)(L)	12,201	141,166
Acorda Therapeutics, Inc. (I)	5,092	165,897
Actelion, Ltd. (I)	8,137	999,075
Actinium Pharmaceuticals, Inc. (I)(L)	2,801	17,422
Aegerion Pharmaceuticals, Inc. (I)	3,632	110,958
Agenus, Inc. (I)	8,421	26,442

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (I)(L)	1,624	$75,061
Akebia Therapeutics, Inc. (I)(L)	1,022	23,005
Alder Biopharmaceuticals, Inc. (I)	1,035	17,636
Alexion Pharmaceuticals, Inc. (I)	39,019	6,605,527
AMAG Pharmaceuticals, Inc. (I)(L)	2,775	62,798
Amgen, Inc.	149,338	20,814,730
Anacor Pharmaceuticals, Inc. (I)(L)	3,952	92,042
Arena Pharmaceuticals, Inc. (I)(L)	26,871	110,709
ARIAD Pharmaceuticals, Inc. (I)(L)	20,252	125,967
Array BioPharma, Inc. (I)(L)	16,107	63,623
Arrowhead Research Corp. (I)(L)	6,228	90,742
Asterias Biotherapeutics, Inc. (I)(L)	789	2,817
Auspex Pharmaceuticals, Inc. (I)	980	22,530
BioCryst Pharmaceuticals, Inc. (I)(L)	8,641	116,654
Biogen Idec, Inc. (I)	46,792	16,051,528
BioTime, Inc. (I)	6,796	21,136
Bluebird Bio, Inc. (I)	2,390	95,624
Celgene Corp. (I)	157,978	15,011,070
Celldex Therapeutics, Inc. (I)(L)	10,866	172,878
Cellular Dynamics International, Inc. (I)(L)	1,424	16,291
Cepheid, Inc. (I)	8,469	339,014
Chelsea Therapeutics International, Ltd. (I)(L)	9,811	785
ChemoCentryx, Inc. (I)(L)	3,991	20,394
Chimerix, Inc. (I)(L)	3,345	85,431
Clovis Oncology, Inc. (I)(L)	2,988	142,109
CSL, Ltd.	42,533	2,937,268
CTI BioPharma Corp. (I)(L)	16,554	42,378
Cubist Pharmaceuticals, Inc. (I)	18,992	1,311,018
Cytokinetics, Inc. (I)	4,842	20,724
Cytori Therapeutics, Inc. (I)(L)	9,751	13,749
CytRx Corp. (I)(L)	7,249	24,067
Dendreon Corp. (I)(L)	21,045	28,621
Durata Therapeutics, Inc. (I)(L)	1,900	29,944
Dyax Corp. (I)	16,613	169,619
Dynavax Technologies Corp. (I)	33,197	47,140
Emergent Biosolutions, Inc. (I)	3,509	87,374
Enanta Pharmaceuticals, Inc. (I)(L)	1,288	54,044
Epizyme, Inc. (I)(L)	1,546	53,322
Exact Sciences Corp. (I)(L)	10,005	208,604
Exelixis, Inc. (I)(L)	24,206	100,213
Five Prime Therapeutics, Inc. (I)	2,100	24,423
Foundation Medicine, Inc. (I)(L)	1,707	39,722
Galectin Therapeutics, Inc. (I)(L)	2,348	14,698
Galena Biopharma, Inc. (I)(L)	14,267	33,670
Genomic Health, Inc. (I)(L)	2,148	63,839
Geron Corp. (I)(L)	18,956	45,115
Gilead Sciences, Inc. (I)	302,936	32,589,855
Grifols SA	16,837	784,326
Halozyme Therapeutics, Inc. (I)(L)	12,563	119,349
Heron Therapeutics, Inc. (I)	2,503	23,503
Hyperion Therapeutics, Inc. (I)(L)	1,723	44,557
Idera Pharmaceuticals, Inc. (I)(L)	7,269	21,007
ImmunoGen, Inc. (I)(L)	10,712	126,616
Immunomedics, Inc. (I)(L)	10,302	34,306
Infinity Pharmaceuticals, Inc. (I)	5,910	66,783
Inovio Pharmaceuticals, Inc. (I)(L)	7,225	76,513
Insmed, Inc. (I)	4,767	66,404
Insys Therapeutics, Inc. (I)(L)	1,259	44,468
InterMune, Inc. (I)	12,022	883,016
Intrexon Corp. (I)(L)	4,293	87,062
Ironwood Pharmaceuticals, Inc. (I)	14,655	189,636
Isis Pharmaceuticals, Inc. (I)(L)	14,300	582,868
Karyopharm Therapeutics, Inc. (I)(L)	1,487	53,532

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (I)(L)	11,053	$201,054
Kindred Biosciences, Inc. (I)(L)	1,287	14,041
Kythera Biopharmaceuticals, Inc. (I)(L)	2,165	81,426
Lexicon Pharmaceuticals, Inc. (I)(L)	28,833	43,826
Ligand Pharmaceuticals, Inc. (I)(L)	2,528	131,557
MacroGenics, Inc. (I)	2,500	53,400
MannKind Corp. (I)(L)	27,807	204,938
Merrimack Pharmaceuticals, Inc. (I)(L)	12,150	84,807
MiMedx Group, Inc. (I)(L)	11,358	79,960
Mirati Therapeutics, Inc. (I)	1,015	20,858
Momenta Pharmaceuticals, Inc. (I)	6,094	71,848
Nanoviricides, Inc. (I)(L)	5,058	19,827
Navidea Biopharmaceuticals, Inc. (I)(L)	19,020	27,199
Neostem, Inc. (I)	3,479	20,004
Neuralstem, Inc. (I)(L)	9,076	36,939
Neurocrine Biosciences, Inc. (I)	9,280	151,357
NewLink Genetics Corp. (I)(L)	2,390	65,988
Northwest Biotherapeutics, Inc. (I)(L)	4,566	26,665
Novavax, Inc. (I)(L)	25,728	120,664
NPS Pharmaceuticals, Inc. (I)	12,941	390,559
Ohr Pharmaceutical, Inc. (I)(L)	2,945	24,208
OncoMed Pharmaceuticals, Inc. (I)(L)	1,607	32,606
Oncothyreon, Inc. (I)	9,514	22,263
Ophthotech Corp. (I)	1,659	64,635
OPKO Health, Inc. (I)(L)	24,061	214,143
Orexigen Therapeutics, Inc. (I)(L)	14,295	81,482
Organovo Holdings, Inc. (I)(L)	7,548	58,723
Osiris Therapeutics, Inc. (I)(L)	2,315	33,081
OvaScience, Inc. (I)	2,280	30,803
PDL BioPharma, Inc. (L)	19,546	197,219
Peregrine Pharmaceuticals, Inc. (I)(L)	22,592	37,277
Portola Pharmaceuticals, Inc. (I)	4,448	124,055
Progenics Pharmaceuticals, Inc. (I)(L)	8,505	46,863
Prothena Corp. PLC (I)	2,652	60,731
PTC Therapeutics, Inc. (I)(L)	2,684	84,975
Puma Biotechnology, Inc. (I)	2,820	734,638
Raptor Pharmaceutical Corp. (I)(L)	7,622	83,994
Receptos, Inc. (I)	1,909	97,645
Regeneron Pharmaceuticals, Inc. (I)	15,721	5,510,525
Repligen Corp. (I)	4,004	76,316
Retrophin, Inc. (I)(L)	2,577	35,253
Rigel Pharmaceuticals, Inc. (I)	10,792	28,059
Sangamo BioSciences, Inc. (I)(L)	8,352	119,434
Sarepta Therapeutics, Inc. (I)(L)	4,911	112,609
Spectrum Pharmaceuticals, Inc. (I)(L)	8,059	65,358
Stemline Therapeutics, Inc. (I)(L)	1,465	16,525
Sunesis Pharmaceuticals, Inc. (I)(L)	6,057	45,367
Synageva BioPharma Corp. (I)(L)	2,610	188,364
Synergy Pharmaceuticals, Inc. (I)(L)	11,553	45,057
Synta Pharmaceuticals Corp. (I)(L)	7,192	28,768
TESARO, Inc. (I)	2,343	69,259
TG Therapeutics, Inc. (I)(L)	3,124	26,492
Threshold Pharmaceuticals, Inc. (I)(L)	7,252	30,168
Trius Therapeutics, Inc. (I)(L)	6,739	741
Ultragenyx Pharmaceutical, Inc. (I)(L)	881	47,010
United Therapeutics Corp. (I)	11,130	1,311,448
Vanda Pharmaceuticals, Inc. (I)(L)	4,106	53,132
Verastem, Inc. (I)(L)	2,972	25,886
Versartis, Inc. (I)(L)	845	19,435
Vertex Pharmaceuticals, Inc. (I)	46,590	4,359,426
Vital Therapies, Inc. (I)(L)	690	16,546
Xencor, Inc. (I)	1,823	19,488
XOMA Corp. (I)(L)	10,168	44,536

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (I)(L)	10,733	$34,668

		119,274,391
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	2,706	129,212
Abbott Laboratories	296,311	12,516,177
ABIOMED, Inc. (I)(L)	4,881	127,150
Accuray, Inc. (I)(L)	9,485	77,208
Align Technology, Inc. (I)	18,118	986,706
Analogic Corp.	1,508	108,878
AngioDynamics, Inc. (I)	3,062	43,205
Anika Therapeutics, Inc. (I)	1,735	72,870
Antares Pharma, Inc. (I)(L)	14,531	34,148
AtriCure, Inc. (I)	3,478	53,979
Atrion Corp.	184	58,880
Baxter International, Inc.	107,052	8,026,759
Becton, Dickinson and Company	38,128	4,467,458
Boston Scientific Corp. (I)	260,918	3,308,440
C.R. Bard, Inc.	15,139	2,247,233
Cantel Medical Corp.	4,148	151,278
Cardiovascular Systems, Inc. (I)	3,372	96,068
CareFusion Corp. (I)	40,882	1,876,893
Cerus Corp. (I)(L)	9,164	34,457
Cochlear, Ltd.	5,056	342,775
Coloplast A/S	7,278	605,347
CONMED Corp.	3,278	129,481
Covidien PLC	88,961	7,724,484
CryoLife, Inc.	3,979	39,949
Cyberonics, Inc. (I)	3,262	187,206
Cynosure, Inc., Class A (I)	2,784	62,724
DENTSPLY International, Inc.	27,615	1,317,374
Derma Sciences, Inc. (I)(L)	3,015	25,537
DexCom, Inc. (I)	9,116	402,927
Edwards Lifesciences Corp. (I)	20,660	2,050,712
Elekta AB, B Shares (L)	24,184	276,459
Endologix, Inc. (I)	7,834	108,188
Essilor International SA	16,757	1,777,961
Exactech, Inc. (I)	1,645	39,283
GenMark Diagnostics, Inc. (I)(L)	5,094	54,761
Getinge AB, B Shares	13,132	343,367
Globus Medical, Inc., Class A (I)	7,951	144,231
Greatbatch, Inc. (I)	3,048	138,897
Haemonetics Corp. (I)	6,306	225,061
HeartWare International, Inc. (I)	2,065	167,472
Hill-Rom Holdings, Inc.	14,431	632,222
Hologic, Inc. (I)	69,687	1,733,116
ICU Medical, Inc. (I)	1,603	100,332
IDEXX Laboratories, Inc. (I)	12,939	1,604,048
Insulet Corp. (I)	6,755	243,923
Integra LifeSciences Holdings Corp. (I)(L)	3,024	151,170
Intuitive Surgical, Inc. (I)	7,575	3,560,326
Invacare Corp.	3,873	59,412
LDR Holding Corp. (I)(L)	2,079	56,279
Masimo Corp. (I)	5,909	132,598
Medtronic, Inc.	197,102	12,584,963
Meridian Bioscience, Inc. (L)	5,049	98,809
Merit Medical Systems, Inc. (I)	5,388	67,404
Natus Medical, Inc. (I)	3,867	108,701
Neogen Corp. (I)	4,485	188,819
NuVasive, Inc. (I)	5,677	199,263
NxStage Medical, Inc. (I)	7,564	99,240
Olympus Corp. (I)	22,300	797,779
OraSure Technologies, Inc. (I)	6,827	56,869
Orthofix International NV (I)	2,237	75,857

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Oxford Immunotec Global PLC (I)(L)	1,782	$25,055
PhotoMedex, Inc. (I)	1,879	15,370
Quidel Corp. (I)	3,497	82,529
ResMed, Inc. (L)	35,391	1,877,493
Rockwell Medical Technologies, Inc. (I)	5,082	48,482
RTI Surgical, Inc. (I)	7,716	40,972
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	164,000	166,297
Sirona Dental Systems, Inc. (I)	13,959	1,137,798
Smith & Nephew PLC	82,953	1,435,963
Sonova Holding AG	4,248	680,056
Spectranetics Corp. (I)	5,086	144,341
St. Jude Medical, Inc.	56,068	3,677,500
STAAR Surgical Company (I)(L)	4,743	54,592
STERIS Corp.	22,016	1,239,281
Stryker Corp.	58,347	4,860,889
SurModics, Inc. (I)	2,198	44,883
Symmetry Medical, Inc. (I)	4,993	46,035
Sysmex Corp.	13,500	523,183
Teleflex, Inc.	10,433	1,142,205
Terumo Corp.	28,200	710,218
The Cooper Companies, Inc.	12,090	1,971,033
Thoratec Corp. (I)	21,221	530,525
Tornier NV (I)	4,350	94,047
Transenterix, Inc. (I)	3,842	15,137
Unilife Corp. (I)(L)	13,840	35,292
Utah Medical Products, Inc.	564	29,379
Varian Medical Systems, Inc. (I)	20,512	1,743,930
Vascular Solutions, Inc. (I)	2,193	52,413
Volcano Corp. (I)	6,329	78,733
West Pharmaceutical Services, Inc.	8,521	370,067
William Demant Holdings A/S (I)	1,485	114,787
Wright Medical Group, Inc. (I)	6,064	180,950
Zeltiq Aesthetics, Inc. (I)	3,650	76,687
Zimmer Holdings, Inc.	33,104	3,287,558

		99,666,005
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)	4,430	226,860
Aetna, Inc.	70,503	5,790,411
Air Methods Corp. (I)(L)	4,781	280,453
Alfresa Holdings Corp.	4,100	243,550
Almost Family, Inc. (I)	1,120	31,338
Amedisys, Inc. (I)	3,315	69,350
AmerisourceBergen Corp.	44,545	3,447,338
AMN Healthcare Services, Inc. (I)	5,611	84,838
Amsurg Corp. (I)	3,935	211,664
Bangkok Dusit Medical Services PCL	1,972,510	1,204,537
Bio-Reference Labs, Inc. (I)	2,958	85,930
BioScrip, Inc. (I)	8,530	72,164
BioTelemetry, Inc. (I)	3,447	25,232
Brookdale Senior Living, Inc. (I)	4,362	152,452
Bumrungrad Hospital PCL	25,200	106,512
Bumrungrad Hospital PCL, Local Shares	35,843	151,524
Capital Senior Living Corp. (I)	3,558	81,371
Cardinal Health, Inc.	67,112	4,946,154
Catamaran Corp. (I)	2,219	104,552
Celesio AG	4,335	147,406
Chemed Corp. (L)	2,144	226,428
Chindex International, Inc. (I)	1,806	43,181
Cigna Corp.	53,001	5,013,895
Community Health Systems, Inc. (I)	29,069	1,577,865
Corvel Corp. (I)	1,366	55,869
Cross Country Healthcare, Inc. (I)	4,088	32,622

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (I)	35,080	$2,619,774
ExamWorks Group, Inc. (I)	4,240	139,708
Express Scripts Holding Company (I)	152,493	11,273,807
Five Star Quality Care, Inc. (I)	5,797	26,898
Fresenius Medical Care AG &
Company KGaA	18,884	1,330,537
Fresenius SE & Company KGaA	32,964	1,608,159
Gentiva Health Services, Inc. (I)	3,844	69,461
Hanger, Inc. (I)(L)	4,300	96,320
Health Net, Inc. (I)	20,227	954,714
HealthSouth Corp.	10,688	421,000
Healthways, Inc. (I)(L)	3,764	65,719
Henry Schein, Inc. (I)	21,529	2,576,806
Humana, Inc.	30,534	3,930,947
IHH Healthcare BHD	127,909	197,975
IPC The Hospitalist Company, Inc. (I)	2,129	102,916
Kindred Healthcare, Inc.	6,607	136,435
Laboratory Corp. of America Holdings (I)	16,799	1,801,357
Landauer, Inc.	1,210	44,068
LHC Group, Inc. (I)	1,636	42,111
Life Healthcare Group Holdings, Ltd.	74,653	313,430
LifePoint Hospitals, Inc. (I)	11,218	839,106
Magellan Health Services, Inc. (I)	3,426	191,376
McKesson Corp.	45,487	8,871,330
Mediclinic International, Ltd.	29,295	254,034
Medipal Holdings Corp.	12,500	161,869
MEDNAX, Inc. (I)	25,065	1,434,971
Miraca Holdings, Inc.	5,200	242,237
Molina Healthcare, Inc. (I)	3,639	174,090
MWI Veterinary Supply, Inc. (I)	1,558	221,314
National Healthcare Corp.	1,220	69,906
Netcare, Ltd.	80,157	242,769
Odontoprev SA	20,097	87,624
Omnicare, Inc.	24,974	1,592,592
Owens & Minor, Inc. (L)	23,463	807,127
Patterson Companies, Inc.	16,028	645,448
PharMerica Corp. (I)	3,644	90,699
Qualicorp SA (I)	16,784	209,941
Quest Diagnostics, Inc.	28,582	1,806,668
RadNet, Inc. (I)	4,335	28,958
Ramsay Health Care, Ltd.	11,640	565,223
Ryman Healthcare, Ltd.	31,847	214,779
Select Medical Holdings Corp.	9,556	133,975
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	60,000	123,223
Sinopharm Group Company, Ltd., H Shares	81,200	283,775
Skilled Healthcare Group, Inc., Class A (I)	2,998	22,215
Sonic Healthcare, Ltd.	32,833	540,881
Surgical Care Affiliates, Inc. (I)	1,525	45,384
Suzuken Company, Ltd.	6,500	216,552
Team Health Holdings, Inc. (I)	8,496	497,186
Tenet Healthcare Corp. (I)	18,926	1,157,893
The Ensign Group, Inc.	2,448	85,680
The Providence Service Corp. (I)	1,448	65,927
Triple-S Management Corp., Class B (I)	3,054	58,454
UnitedHealth Group, Inc.	193,317	16,756,718
Universal American Corp.	5,214	44,580
Universal Health Services, Inc., Class B	22,671	2,594,469
US Physical Therapy, Inc.	1,531	54,657
VCA Antech, Inc. (I)	22,270	907,503
WellCare Health Plans, Inc. (I)	16,397	1,079,906
WellPoint, Inc.	55,171	6,427,973

		102,014,650

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	40,288	$595,255
Castlight Health, Inc., B Shares (I)(L)	1,787	21,283
Cerner Corp. (I)	58,262	3,359,387
Computer Programs & Systems, Inc.	1,431	87,921
HealthStream, Inc. (I)	2,640	68,534
HMS Holdings Corp. (I)	32,818	750,219
M3, Inc.	18,000	314,920
MedAssets, Inc. (I)	7,499	172,477
Medidata Solutions, Inc. (I)	6,587	306,559
Merge Healthcare, Inc. (I)	10,405	27,053
Omnicell, Inc. (I)	4,503	126,759
Quality Systems, Inc.	6,017	94,226
Vocera Communications, Inc. (I)	2,983	26,191

		5,950,784
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	2,818	57,093
Affymetrix, Inc. (I)(L)	8,918	77,319
Agilent Technologies, Inc.	65,732	3,757,241
Albany Molecular Research, Inc. (I)	2,818	55,796
Bio-Rad Laboratories, Inc., Class A (I)	5,088	611,883
Cambrex Corp. (I)	3,745	82,090
Charles River
Laboratories International, Inc. (I)	12,198	720,902
Covance, Inc. (I)	14,480	1,200,392
Enzo Biochem, Inc. (I)	4,317	25,686
Fluidigm Corp. (I)	3,454	94,018
Furiex Pharmaceuticals, Inc. (I)	863	8,432
Lonza Group AG (I)	4,142	474,986
Luminex Corp. (I)	4,579	86,314
Mettler-Toledo International, Inc. (I)	7,369	1,993,167
NanoString Technologies, Inc. (I)(L)	1,586	17,668
Pacific Biosciences of California, Inc. (I)(L)	7,306	42,813
PAREXEL International Corp. (I)	6,897	389,267
PerkinElmer, Inc.	22,284	999,437
QIAGEN NV (I)	21,088	511,386
Sequenom, Inc. (I)(L)	15,004	55,665
Techne Corp.	8,397	802,081
Thermo Fisher Scientific, Inc.	78,704	9,461,008
Waters Corp. (I)	16,736	1,731,004

		23,255,648
Pharmaceuticals - 5.4%
AbbVie, Inc.	313,666	17,339,456
AcelRx Pharmaceuticals, Inc. (I)(L)	3,191	22,816
Actavis PLC (I)	50,054	11,361,257
Aerie Pharmaceuticals, Inc. (I)	1,355	22,195
Akorn, Inc. (I)	7,565	295,186
Alimera Sciences, Inc. (I)(L)	3,550	22,330
Allergan, Inc.	58,699	9,607,852
Ampio Pharmaceuticals, Inc. (I)(L)	5,032	23,600
ANI Pharmaceuticals, Inc. (I)	844	24,755
Aratana Therapeutics, Inc. (I)	2,989	34,732
Aspen Pharmacare Holdings, Ltd.	26,151	750,742
Astellas Pharma, Inc.	200,600	2,892,673
AstraZeneca PLC	117,027	8,930,145
Auxilium Pharmaceuticals, Inc. (I)(L)	6,088	113,237
AVANIR Pharmaceuticals, Inc., Class A (I)	19,669	122,341
Bayer AG	72,147	9,696,766
Bio-Path Holdings, Inc. (I)(L)	9,663	22,322
BioDelivery Sciences International, Inc. (I)	5,221	83,536
Bristol-Myers Squibb Company	326,913	16,558,143
Celltrion, Inc. (I)	4,793	197,040
Cempra, Inc. (I)(L)	3,014	31,858

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Chugai Pharmaceutical Company, Ltd.	20,800	$658,347
Corcept Therapeutics, Inc. (I)	7,508	20,722
CSPC Pharmaceutical Group, Ltd.	128,000	106,976
Daiichi Sankyo Company, Ltd.	58,500	1,035,202
Dainippon Sumitomo Pharma Company, Ltd.	14,800	201,257
Depomed, Inc. (I)	6,977	107,097
Dr. Reddy’s Laboratories, Ltd., ADR (L)	7,940	389,139
Eisai Company, Ltd.	23,000	960,657
Eli Lilly & Company	194,339	12,352,187
Endo International PLC (I)	35,329	2,250,811
Endocyte, Inc. (I)(L)	4,784	35,210
Genomma Lab Internacional SAB de CV (I)	91,200	244,934
GlaxoSmithKline PLC	450,929	11,020,583
Hisamitsu Pharmaceutical Company, Inc.	5,300	210,454
Horizon Pharma, Inc. (I)(L)	7,994	82,338
Hospira, Inc. (I)	33,031	1,775,086
Impax Laboratories, Inc. (I)	8,484	209,046
Intra-Cellular Therapies, Inc. (I)	2,023	28,767
Johnson & Johnson	558,132	57,895,032
Kalbe Farma Tbk PT	2,551,110	362,110
Kyowa Hakko Kirin Company, Ltd.	20,737	281,469
Lannett Company, Inc. (I)	3,128	123,181
Mallinckrodt PLC (I)	22,277	1,815,353
Merck & Company, Inc.	576,504	34,653,655
Merck KGaA	11,288	984,957
Mitsubishi Tanabe Pharma Corp.	20,900	320,022
Mylan, Inc. (I)	73,718	3,582,695
Nektar Therapeutics (I)(L)	15,441	220,189
Novartis AG	183,440	16,481,424
Novo Nordisk A/S, Class B	131,708	6,040,891
Omeros Corp. (I)(L)	4,143	61,772
Ono Pharmaceutical Company, Ltd.	7,500	670,614
Orion OYJ, Class B	8,951	351,855
Otsuka Holdings Company, Ltd.	35,800	1,302,434
Pacira Pharmaceuticals, Inc. (I)	4,332	468,982
Pain Therapeutics, Inc. (I)	5,014	21,159
Pernix Therapeutics Holdings (I)(L)	4,234	36,793
Perrigo Company PLC	26,391	3,925,397
Pfizer, Inc.	1,258,312	36,981,790
Phibro Animal Health Corp.	2,027	38,797
POZEN, Inc. (I)	3,633	30,154
Prestige Brands Holdings, Inc. (I)	6,317	218,631
Ranbaxy Laboratories, Ltd., GDR (I)	7,001	75,743
Relypsa, Inc. (I)(L)	2,093	52,911
Repros Therapeutics, Inc. (I)(L)	2,929	64,204
Revance Therapeutics, Inc. (I)(L)	872	20,361
Richter Gedeon Nyrt	11,424	183,691
Roche Holding AG	56,023	16,361,961
Sagent Pharmaceuticals, Inc. (I)	2,711	75,420
Salix Pharmaceuticals, Ltd. (I)	15,992	2,544,487
Sanofi	97,884	10,727,340
Santen Pharmaceutical Company, Ltd.	6,900	397,711
SciClone Pharmaceuticals, Inc. (I)	6,990	47,951
ScinoPharm Taiwan, Ltd.	22,464	45,859
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	35,000	113,286
Shionogi & Company, Ltd.	27,700	652,550
Shire PLC	54,555	4,444,995
Sihuan Pharmaceutical Holdings Group, Ltd.	337,000	225,559
Sino Biopharmaceutical, Ltd.	244,000	224,651
Supernus Pharmaceuticals, Inc. (I)	3,559	32,227
Taisho Pharmaceutical
Holdings Company, Ltd.	2,900	220,151

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Company, Ltd.	73,100	$3,339,484
Tetraphase Pharmaceuticals, Inc. (I)	2,791	36,534
The Medicines Company (I)	7,885	201,935
TherapeuticsMD, Inc. (I)(L)	12,002	66,611
Theravance Biopharma, Inc. (I)	2,882	84,630
Theravance, Inc. (L)	10,050	236,778
UCB SA	10,099	977,592
Valeant Pharmaceuticals International, Inc. (I)	3,477	407,340
Vivus, Inc. (I)(L)	10,734	46,049
XenoPort, Inc. (I)	7,833	39,792
Yuhan Corp.	603	102,923
Zoetis, Inc.	98,820	3,502,181
Zogenix, Inc. (I)(L)	15,003	20,254

		322,284,312

		672,445,790
Industrials - 10.5%
Aerospace & Defense - 1.9%
AAR Corp.	4,835	133,930
Aerovironment, Inc. (I)	2,364	74,561
Airbus Group NV	48,253	2,969,152
Alliant Techsystems, Inc.	8,035	1,012,410
American Science & Engineering, Inc.	943	54,600
Astronics Corp. (I)	1,957	122,782
AviChina Industry & Technology
Company, Ltd., H Shares	184,000	109,618
B/E Aerospace, Inc. (I)	24,952	2,114,432
BAE Systems PLC	295,325	2,185,418
Bombardier, Inc., Class B (L)	15,826	53,272
CAE, Inc.	2,874	35,525
Cobham PLC	105,668	521,523
Cubic Corp.	2,498	111,511
Curtiss-Wright Corp.	5,851	420,336
DigitalGlobe, Inc. (I)	9,189	279,070
Ducommun, Inc. (I)	1,537	47,739
Embraer SA	56,108	546,668
Engility Holdings, Inc. (I)	2,131	74,883
Esterline Technologies Corp. (I)	11,942	1,399,961
Exelis, Inc.	47,807	821,802
Finmeccanica SpA (I)	32,787	307,454
GenCorp, Inc. (I)(L)	7,340	135,276
General Dynamics Corp.	64,248	7,918,566
HEICO Corp.	8,072	418,210
Honeywell International, Inc.	154,485	14,711,607
Huntington Ingalls Industries, Inc.	12,385	1,264,632
Korea Aerospace Industries, Ltd.	3,386	120,120
Kratos Defense & Security Solutions, Inc. (I)	5,829	43,892
L-3 Communications Holdings, Inc.	16,997	1,868,820
Lockheed Martin Corp.	52,596	9,151,704
Meggitt PLC	74,007	579,189
Moog, Inc., Class A (I)	5,405	383,215
National Presto Industries, Inc. (L)	609	39,883
Northrop Grumman Corp.	42,232	5,372,755
Orbital Sciences Corp. (I)	7,390	197,830
Precision Castparts Corp.	28,557	6,969,621
Raytheon Company	61,709	5,945,045
Rockwell Collins, Inc.	26,715	2,056,521
Rolls-Royce Holdings PLC (I)	174,508	2,961,185
Safran SA	22,289	1,461,468
Singapore Technologies Engineering, Ltd.	174,000	509,598
Sparton Corp. (I)	1,279	36,784
Taser International, Inc. (I)(L)	6,671	104,535
Teledyne Technologies, Inc. (I)	4,564	443,027

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Textron, Inc.	55,085	$2,093,230
Thales SA	7,482	418,005
The Boeing Company	132,352	16,782,234
The KEYW Holding Corp. (I)(L)	4,289	50,739
Triumph Group, Inc.	13,153	912,424
United Technologies Corp.	166,385	17,966,252
Zodiac Aerospace	15,504	505,974

		114,818,988
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	6,573	53,701
Atlas Air Worldwide Holdings, Inc. (I)	3,114	104,163
Bollore Sa	439	276,917
C.H. Robinson Worldwide, Inc. (L)	29,306	2,000,428
Deutsche Post AG	84,456	2,768,979
Echo Global Logistics, Inc. (I)	2,972	77,153
Expeditors International of Washington, Inc.	39,030	1,611,939
FedEx Corp.	54,770	8,099,388
Forward Air Corp.	3,946	182,660
Hub Group, Inc., Class A (I)	4,471	194,444
Hyundai Glovis Company, Ltd.	1,013	302,329
Park-Ohio Holdings Corp.	1,078	62,567
Royal Mail PLC	60,325	447,782
TNT Express NV	23,143	173,146
Toll Holdings, Ltd.	60,368	336,779
United Parcel Service, Inc., Class B	139,023	13,531,109
UTi Worldwide, Inc.	11,012	101,090
XPO Logistics, Inc. (I)(L)	6,337	196,257
Yamato Transport Company, Ltd.	33,800	699,094

		31,219,925
Airlines - 0.3%
Air China, Ltd., H Shares	159,466	98,322
AirAsia BHD	65,546	50,113
Alaska Air Group, Inc.	34,662	1,606,237
Allegiant Travel Company	1,691	207,756
ANA Holdings, Inc.	108,000	262,645
Cathay Pacific Airways, Ltd.	102,000	189,223
China Airlines, Ltd. (I)	282,000	94,365
Delta Air Lines, Inc.	167,229	6,618,924
Deutsche Lufthansa AG	19,675	341,908
easyJet PLC	14,730	326,574
Eva Airways Corp. (I)	177,000	88,901
Hawaiian Holdings, Inc. (I)(L)	5,411	84,412
International Consolidated
Airlines Group SA (I)	114,284	684,439
Japan Airlines Company, Ltd.	5,600	314,943
JetBlue Airways Corp. (I)(L)	87,593	1,071,262
Korean Air Lines Company, Ltd. (I)	2,264	81,461
Qantas Airways, Ltd. (I)	95,371	131,108
Republic Airways Holdings, Inc. (I)	6,123	62,148
Ryanair Holdings PLC, ADR (I)	3,108	170,629
Singapore Airlines, Ltd.	60,140	485,829
SkyWest, Inc.	6,334	56,816
Southwest Airlines Company	136,469	4,368,373
Turk Hava Yollari (I)	26,054	82,598

		17,478,986
Building Products - 0.3%
AAON, Inc.	5,193	96,901
Allegion PLC	17,819	916,431
American Woodmark Corp. (I)	1,580	61,968
AO Smith Corp.	19,195	942,091
Apogee Enterprises, Inc.	3,557	129,866

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Asahi Glass Company, Ltd.	91,000	$493,101
Assa Abloy AB, Series B	22,228	1,125,314
Builders FirstSource, Inc. (I)	5,959	41,117
Cie de Saint-Gobain	36,501	1,854,418
Continental Building Products, Inc. (I)	1,569	25,088
Daikin Industries, Ltd.	21,600	1,491,168
Fortune Brands Home & Security, Inc.	41,878	1,809,548
Geberit AG	3,010	1,022,416
Gibraltar Industries, Inc. (I)	3,905	62,129
Griffon Corp.	5,022	62,624
Insteel Industries, Inc.	2,389	56,094
KCC Corp.	365	245,972
Lennox International, Inc.	11,403	955,115
LIXIL Group Corp.	24,700	547,241
Masco Corp.	70,656	1,658,296
Masonite International Corp. (I)	3,548	202,875
NCI Building Systems, Inc. (I)	3,356	66,986
Nortek, Inc. (I)	1,104	91,985
Patrick Industries, Inc. (I)	1,051	43,816
PGT, Inc. (I)	5,898	61,634
Ply Gem Holdings, Inc. (I)	2,711	31,963
Quanex Building Products Corp.	4,494	81,162
Simpson Manufacturing Company, Inc.	5,037	162,796
Taiwan Glass Industrial Corp.	103,395	89,267
TOTO, Ltd.	26,000	316,401
Trex Company, Inc. (I)	4,087	153,671
Universal Forest Products, Inc.	2,461	116,528

		15,015,982
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	6,788	180,561
ACCO Brands Corp. (I)	14,016	108,344
Aggreko PLC	23,765	672,031
ARC Document Solutions, Inc. (I)	5,846	47,470
Babcock International Group PLC	46,527	866,582
Brady Corp., Class A	5,803	154,476
Brambles, Ltd.	136,645	1,213,865
Casella Waste Systems, Inc., Class A (I)	6,113	27,264
Ceco Environmental Corp. (L)	2,885	40,563
Cenveo, Inc. (I)(L)	8,011	24,353
China Everbright International, Ltd.	204,000	279,243
Cintas Corp.	19,699	1,302,892
Civeo Corp.	38,084	967,714
Clean Harbors, Inc. (I)	13,946	844,291
Copart, Inc. (I)	28,292	974,094
Dai Nippon Printing Company, Ltd.	52,000	545,856
Deluxe Corp.	18,653	1,110,786
Edenred	16,922	501,992
Ennis, Inc.	3,193	46,075
G&K Services, Inc., Class A	2,459	137,434
G4S PLC	143,999	634,131
Healthcare Services Group, Inc.	8,524	232,961
Heritage-Crystal Clean, Inc. (I)	1,373	21,982
Herman Miller, Inc.	22,078	656,158
HNI Corp.	16,821	637,684
InnerWorkings, Inc. (I)	4,901	42,492
Interface, Inc.	8,101	137,960
Iron Mountain, Inc.	33,674	1,211,591
Kimball International, Inc., Class B	4,257	67,601
Knoll, Inc.	5,920	108,277
McGrath RentCorp.	3,114	115,218
Mobile Mini, Inc.	5,673	222,211
MSA Safety, Inc.	11,572	640,626
Multi-Color Corp.	1,617	74,996

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Park24 Company, Ltd.	9,200	$160,094
Performant Financial Corp. (I)	3,849	37,027
Pitney Bowes, Inc.	39,949	1,081,020
Quad/Graphics, Inc.	3,435	76,978
R.R. Donnelley & Sons Company	50,339	889,490
Republic Services, Inc.	52,890	2,080,164
Rollins, Inc.	16,204	482,069
S1 Corp.	1,467	107,094
Secom Company, Ltd.	19,300	1,179,998
Securitas AB, Series B	20,546	224,802
Societe BIC SA	2,308	313,635
SP Plus Corp. (I)	2,017	43,668
Steelcase, Inc., Class A	9,955	156,294
Stericycle, Inc. (I)	16,706	1,985,508
Team, Inc. (I)	2,474	98,737
Tetra Tech, Inc.	7,929	202,190
The ADT Corp. (L)	34,705	1,279,226
The Brink’s Company	5,849	160,146
Toppan Printing Company, Ltd.	52,000	382,193
Tyco International, Ltd.	90,963	4,058,769
UniFirst Corp.	1,761	170,729
United Stationers, Inc.	4,803	195,242
US Ecology, Inc.	2,633	112,534
Viad Corp.	2,502	54,894
Waste Connections, Inc.	31,260	1,533,616
Waste Management, Inc.	85,309	4,006,964
West Corp.	4,683	138,898

		36,061,753
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	20,125	847,701
AECOM Technology Corp. (I)	25,033	947,249
Aegion Corp. (I)	4,644	114,521
Argan, Inc.	1,593	63,800
Bouygues SA	15,891	584,037
China Communications Construction
Company, Ltd., H Shares	366,965	267,330
China Railway Construction Corp., H Shares	171,800	164,657
China Railway Group, Ltd., H Shares	321,000	165,568
China State Construction
International Holdings, Ltd.	144,000	232,097
Chiyoda Corp.	14,000	153,368
Comfort Systems USA, Inc.	4,576	69,555
CTCI Corp.	65,000	116,300
Daelim Industrial Company, Ltd.	2,149	185,398
Daewoo Engineering &
Construction Company, Ltd. (I)	8,019	67,421
Dialog Group BHD	180,012	98,826
Dycom Industries, Inc. (I)	4,134	129,022
EMCOR Group, Inc.	8,204	354,413
Ferrovial SA	46,463	945,709
Fluor Corp.	31,277	2,311,058
Furmanite Corp. (I)	4,680	42,541
Gamuda BHD	90,400	138,521
Granite Construction, Inc.	13,902	490,324
Great Lakes Dredge & Dock Corp. (I)	7,583	57,782
GS Engineering & Construction Corp. (I)	3,645	132,597
Hochtief AG	1,971	156,108
Hyundai Development Company	4,363	177,433
Hyundai Engineering &
Construction Company, Ltd.	5,341	336,864
IJM Corp. BHD	59,500	122,675
Jacobs Engineering Group, Inc. (I)	26,250	1,415,138

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
JGC Corp.	19,000	$550,463
Kajima Corp.	79,000	404,106
KBR, Inc.	37,123	817,448
Koninklijke Boskalis Westinster NV	4,546	261,905
Larsen & Toubro, Ltd., GDR	21,907	551,675
Layne Christensen Company (I)(L)	2,808	31,955
Leighton Holdings, Ltd.	8,998	188,905
MasTec, Inc. (I)	7,510	229,055
MYR Group, Inc. (I)	2,558	59,806
Northwest Pipe Company (I)	1,289	47,641
Obayashi Corp.	60,000	458,285
OCI NV (I)	4,422	147,919
Orion Marine Group, Inc. (I)	3,664	37,043
Pike Corp. (I)	3,767	44,903
Primoris Services Corp.	4,720	137,069
Promotora y Operadora de Infraestructura
SAB de CV (I)	30,700	430,329
Quanta Services, Inc. (I)	43,187	1,569,416
Samsung Engineering Company, Ltd. (I)	2,161	136,283
Shimizu Corp.	55,000	454,848
Sinopec Engineering Group Company, Ltd.,
H Shares	102,000	115,774
Skanska AB, Series B	24,933	515,976
SNC-Lavalin Group, Inc.	1,695	86,800
Sterling Construction Company, Inc. (I)	2,445	20,831
Taisei Corp.	95,000	566,262
Tutor Perini Corp. (I)	4,582	136,910
URS Corp.	17,374	1,052,517
Vinci SA	39,716	2,597,849

		22,539,986
Electrical Equipment - 0.7%
ABB, Ltd. (I)	175,489	3,991,395
Acuity Brands, Inc.	10,898	1,350,044
Alstom SA (I)	17,886	633,578
AMETEK, Inc.	48,366	2,560,496
AZZ, Inc.	3,124	144,766
Capstone Turbine Corp. (I)(L)	41,199	51,499
Doosan Heavy Industries and
Construction Company, Ltd.	4,506	128,327
Eaton Corp. PLC	94,010	6,562,838
Emerson Electric Company	138,409	8,860,944
Encore Wire Corp.	2,574	109,266
EnerSys	5,623	361,503
Franklin Electric Company, Inc.	5,815	220,737
FuelCell Energy, Inc. (I)(L)	26,604	67,574
Fuji Electric Company, Ltd.	52,000	251,829
Generac Holdings, Inc. (I)(L)	8,314	386,767
General Cable Corp.	5,857	125,750
Global Power Equipment Group, Inc.	2,735	46,085
GrafTech International, Ltd. (I)(L)	14,176	123,756
Hubbell, Inc., Class B	13,581	1,641,943
Legrand SA	21,854	1,208,507
LS Corp.	1,367	94,409
LS Industrial Systems Company, Ltd.	1,158	71,522
LSI Industries, Inc.	3,022	21,245
Mabuchi Motor Company, Ltd.	2,300	195,633
Mitsubishi Electric Corp.	179,000	2,244,697
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	18,700	1,195,202
OSRAM Licht AG (I)	7,594	318,076
Plug Power, Inc. (I)(L)	20,369	113,659
Polypore International, Inc. (I)(L)	5,442	243,965
Powell Industries, Inc.	1,181	62,227

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Power Solutions International, Inc. (I)	571	$39,028
PowerSecure International, Inc. (I)	2,729	30,183
Prysmian SpA	16,504	335,580
Regal-Beloit Corp.	11,381	808,848
Rockwell Automation, Inc.	27,296	3,182,987
Schneider Electric SE (I)	42,825	3,621,513
Shanghai Electric Group Company, Ltd.,
H Shares	245,136	107,558
Teco Electric & Machinery Company, Ltd.	206,000	259,285
Thermon Group Holdings, Inc. (I)	3,980	108,057
Vestas Wind Systems A/S (I)	14,679	622,152
Walsin Lihwa Corp. (I)	349,000	125,022
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	41,500	143,446

		42,771,898
Industrial Conglomerates - 1.8%
3M Company	122,621	17,657,424
Alfa SAB de CV, Class A	326,000	1,052,534
Beijing Enterprises Holdings, Ltd.	42,714	368,033
Bidvest Group, Ltd.	25,898	683,642
Carlisle Companies, Inc.	16,162	1,339,830
CITIC, Ltd.	136,033	263,299
CJ Corp.	1,121	197,970
Danaher Corp.	118,691	9,092,918
Doosan Corp.	564	67,053
Enka Insaat ve Sanayi AS	22,535	56,430
Far Eastern New Century Corp.	327,092	351,041
General Electric Company	1,978,204	51,393,740
Grupo Carso SAB de CV, Series A1	66,200	404,994
Hutchison Whampoa, Ltd.	179,000	2,336,441
Keppel Corp., Ltd.	159,931	1,394,757
KOC Holdings AS	30,375	155,164
Koninklijke Philips NV	50,907	1,554,880
LG Corp.	7,102	496,931
MMC Corp. BHD	39,928	31,301
NWS Holdings, Ltd.	120,230	227,333
Raven Industries, Inc.	4,448	118,584
Roper Industries, Inc.	19,678	2,962,720
Samsung Techwin Company, Ltd.	2,871	120,822
Sembcorp Industries, Ltd.	110,000	450,583
Shanghai Industrial Holdings, Ltd.	42,070	141,151
Siemens AG	69,185	8,673,096
Sime Darby BHD	153,800	461,600
SK Holdings Company, Ltd.	1,993	315,686
Smiths Group PLC	36,604	800,379
Toshiba Corp.	371,000	1,637,583
Turkiye Sise ve Cam Fabrikalari AS	28,885	39,011

		104,846,930
Machinery - 2.0%
Accuride Corp. (I)	5,653	25,778
Actuant Corp., Class A	8,479	285,997
AGCO Corp.	22,030	1,075,945
Alamo Group, Inc.	892	43,485
Albany International Corp., Class A	3,426	128,715
Alfa Laval AB	20,642	472,108
Altra Industrial Motion Corp.	3,263	108,527
Amada Company, Ltd.	33,200	313,325
American Railcar Industries, Inc. (L)	1,152	91,814
Astec Industries, Inc.	2,290	95,127
Atlas Copco AB, Series A	44,575	1,300,624
Atlas Copco AB, Series B	25,605	684,027
Barnes Group, Inc.	6,626	226,874

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Blount International, Inc. (I)	5,963	$95,289
Briggs & Stratton Corp.	5,750	115,805
Caterpillar, Inc.	123,129	13,429,680
Chart Industries, Inc. (I)(L)	3,694	247,092
China International Marine Containers Group
Company, Ltd., H Shares	43,600	93,699
CIRCOR International, Inc.	2,160	153,770
CLARCOR, Inc.	18,769	1,186,388
CNH Industrial NV	76,371	664,432
Columbus McKinnon Corp.	2,504	62,750
Commercial Vehicle Group, Inc. (I)	3,565	28,591
Crane Company	12,465	867,439
CSR Corp., Ltd., H Shares	176,000	158,845
Cummins, Inc.	33,721	4,893,254
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	8,125	199,367
Deere & Company	71,735	6,032,196
Donaldson Company, Inc.	33,169	1,388,454
Doosan Infracore Company, Ltd. (I)	10,406	121,728
Douglas Dynamics, Inc.	2,956	58,943
Dover Corp.	32,856	2,887,057
Dynamic Materials Corp.	2,139	42,694
Energy Recovery, Inc. (I)(L)	5,442	25,795
EnPro Industries, Inc. (I)	2,737	185,842
ESCO Technologies, Inc.	3,253	117,108
FANUC Corp.	17,700	2,966,897
Federal Signal Corp.	7,690	113,197
Flowserve Corp.	27,054	2,053,128
FreightCar America, Inc.	1,609	47,932
GEA Group AG	15,998	726,077
Global Brass & Copper Holdings, Inc.	2,771	42,812
Graco, Inc.	15,287	1,174,959
Graham Corp.	1,385	42,326
Haitian International Holdings, Ltd.	56,000	144,455
Harsco Corp.	30,117	728,831
Hillenbrand, Inc.	7,611	254,512
Hino Motors, Ltd.	24,000	340,665
Hitachi Construction
Machinery Company, Ltd.	10,000	196,677
Hiwin Technologies Corp.	21,381	208,819
Hurco Companies, Inc.	954	31,616
Hyster-Yale Materials Handling, Inc.	1,265	97,519
Hyundai Heavy Industries Company, Ltd.	3,122	443,858
Hyundai Mipo Dockyard	849	108,140
IDEX Corp.	20,332	1,564,344
IHI Corp.	124,000	585,017
Illinois Tool Works, Inc.	74,861	6,603,489
IMI PLC	25,303	570,127
Ingersoll-Rand PLC	49,474	2,978,335
ITT Corp.	23,126	1,106,810
John Bean Technologies Corp.	3,516	102,140
Joy Global, Inc. (L)	19,647	1,240,708
JTEKT Corp.	19,100	304,226
Kadant, Inc.	1,403	55,615
Kawasaki Heavy Industries, Ltd.	132,000	491,848
Kennametal, Inc.	19,814	887,865
Komatsu, Ltd.	86,100	1,943,364
Kone OYJ	28,146	1,193,152
Kubota Corp.	104,000	1,489,369
Kurita Water Industries, Ltd.	9,400	211,097
LB Foster Company, Class A	1,311	68,775
Lincoln Electric Holdings, Inc.	20,283	1,442,121
Lindsay Corp.	1,537	119,548

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (I)	2,039	$56,480
Makita Corp.	10,800	604,021
MAN SE	3,134	371,709
Manitex International, Inc. (I)	1,793	24,188
Melrose Industries PLC	99,467	450,745
Meritor, Inc. (I)	11,948	162,851
Metso OYJ	10,164	399,300
Miller Industries, Inc.	1,677	31,729
Mitsubishi Heavy Industries, Ltd.	279,000	1,719,236
Mueller Industries, Inc.	6,921	202,370
Mueller Water Products, Inc., Class A	19,440	179,431
Nabtesco Corp.	10,700	246,825
NGK Insulators, Ltd.	24,000	605,793
NN, Inc.	2,242	65,422
Nordson Corp.	15,093	1,223,439
NSK, Ltd.	43,000	572,144
Oshkosh Corp.	21,422	1,064,245
PACCAR, Inc.	69,966	4,394,564
Pall Corp.	21,639	1,825,682
Parker Hannifin Corp.	29,357	3,390,734
Pentair PLC	38,375	2,612,186
Proto Labs, Inc. (I)(L)	2,730	205,405
RBC Bearings, Inc.	2,838	175,445
Rexnord Corp. (I)	9,139	266,950
Samsung Heavy Industries Company, Ltd.	12,473	335,589
Sandvik AB	69,961	873,374
Schindler Holding AG,
Participation Certificates	3,627	524,800
Schindler Holding AG, Registered Shares	1,719	250,093
SembCorp Marine, Ltd.	93,600	296,712
SKF AB, B Shares	25,981	599,874
SMC Corp.	5,100	1,335,270
Snap-on, Inc.	11,603	1,449,795
SPX Corp.	11,050	1,149,753
Standex International Corp.	1,548	115,527
Stanley Black & Decker, Inc.	30,740	2,812,710
Sulzer AG	1,939	257,741
Sumitomo Heavy Industries, Ltd.	51,000	263,612
Sun Hydraulics Corp.	2,684	107,441
Tennant Company	2,266	157,918
Terex Corp.	27,818	1,040,671
The ExOne Company (I)(L)	1,185	34,685
The Gorman-Rupp Company	2,337	72,517
The Greenbrier Companies, Inc. (L)	3,339	238,805
The Weir Group PLC	19,783	868,614
THK Company, Ltd.	10,600	251,363
Timken Company	19,331	875,501
Titan International, Inc. (L)	5,374	77,923
TriMas Corp. (I)	5,542	175,681
Trinity Industries, Inc.	38,295	1,852,712
Twin Disc, Inc.	1,058	34,226
United Tractors Tbk PT	202,937	384,238
Vallourec SA	8,803	393,393
Valmont Industries, Inc. (L)	6,780	954,285
Volvo AB, Series B	101,526	1,213,848
Wabash National Corp. (I)	8,428	119,172
Wabtec Corp.	24,324	2,027,649
Wartsila OYJ ABP	13,330	670,345
Watts Water Technologies, Inc., Class A	3,425	216,768
WEG SA	23,730	296,718
Weichai Power Company, Ltd., H Shares	41,920	169,702
Woodward, Inc.	22,955	1,198,940
Xerium Technologies, Inc. (I)	1,621	24,234

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	35,900	$1,337,634
Yangzijiang Shipbuilding Holdings, Ltd.	214,000	199,532
Zardoya Otis SA	18,990	275,546
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	118,400	73,276

		117,048,015
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	180	434,954
A.P. Moeller - Maersk A/S, Series B	440	1,105,362
Baltic Trading, Ltd. (L)	6,299	36,975
China COSCO Holdings Company, Ltd.,
H Shares (I)	224,879	96,003
China Shipping Container Lines
Company, Ltd., H Shares (I)	327,076	93,229
Evergreen Marine Corp Taiwan, Ltd. (I)	181,000	110,571
Hyundai Merchant Marine Company, Ltd. (I)	5,225	63,411
Kirby Corp. (I)	14,371	1,714,317
Knightsbridge Tankers, Ltd.	4,007	49,126
Kuehne & Nagel International AG	4,254	574,340
Matson, Inc.	5,429	146,529
MISC BHD	58,500	127,661
Mitsui O.S.K. Lines, Ltd.	101,000	370,102
Navios Maritime Holdings, Inc. (L)	9,661	91,393
Nippon Yusen KK (L)	150,000	441,556
Safe Bulkers, Inc. (L)	4,616	40,482
Scorpio Bulkers, Inc. (I)	16,412	130,968
U-Ming Marine Transport Corp.	47,000	77,447
Yang Ming Marine Transport Corp. (I)	153,000	68,879

		5,773,305
Professional Services - 0.4%
Acacia Research Corp. (L)	6,032	107,309
Adecco SA (I)	13,564	1,028,890
ALS, Ltd.	34,934	243,116
Barrett Business Services, Inc.	900	53,271
Bureau Veritas SA	18,411	437,691
Capita PLC	61,173	1,247,724
CBIZ, Inc. (I)	5,071	43,611
CDI Corp.	1,949	29,566
CRA International, Inc. (I)	1,433	38,562
Equifax, Inc.	24,104	1,898,431
Experian PLC	92,165	1,604,331
Exponent, Inc.	1,577	115,216
Franklin Covey Company (I)	1,492	28,452
FTI Consulting, Inc. (I)	15,266	566,369
GP Strategies Corp. (I)	1,905	48,044
Heidrick & Struggles International, Inc.	2,230	48,302
Hill International, Inc. (I)	3,625	15,950
Huron Consulting Group, Inc. (I)	2,858	172,852
ICF International, Inc. (I)	2,433	82,187
Insperity, Inc.	2,718	80,208
Intertek Group PLC	14,976	696,401
Kelly Services, Inc., Class A	3,316	55,410
Kforce, Inc.	3,284	65,910
Korn/Ferry International (I)	6,044	182,831
ManpowerGroup, Inc.	20,081	1,557,884
Mistras Group, Inc. (I)	2,076	44,551
Navigant Consulting, Inc. (I)	5,976	97,349
Nielsen Holdings NV	59,790	2,809,532
On Assignment, Inc. (I)	6,612	195,451
Paylocity Holding Corp. (I)(L)	1,085	24,662
Pendrell Corp. (I)	18,999	29,258
Randstad Holding NV	6,518	316,688

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	4,963	$75,984
Robert Half International, Inc.	26,896	1,350,448
RPX Corp. (I)	6,515	98,963
Seek, Ltd.	28,652	468,389
SGS SA	436	968,160
The Advisory Board Company (I)	4,458	221,117
The Corporate Executive Board Company	12,635	832,899
The Dun & Bradstreet Corp.	7,308	857,813
Towers Watson & Company, Class A	16,134	1,768,770
Trinet Group, Inc. (I)	1,949	52,253
TrueBlue, Inc. (I)	4,986	135,320
VSE Corp.	561	33,284
WageWorks, Inc. (I)	4,257	175,644

		21,005,053
Road & Rail - 0.9%
ALL - America Latina Logistica SA	37,573	138,475
ArcBest Corp.	3,206	115,095
Asciano, Ltd.	86,432	507,369
Aurizon Holdings, Ltd.	186,146	830,119
BTS Group Holdings PCL	841,185	254,193
Canadian National Railway Company	9,111	654,353
Canadian Pacific Railway, Ltd.	1,871	374,768
Celadon Group, Inc.	2,753	57,648
Central Japan Railway Company, Ltd.	13,300	1,864,832
ComfortDelGro Corp., Ltd.	226,000	454,143
Con-way, Inc.	14,389	737,436
CSX Corp.	198,044	6,121,540
DSV A/S	11,792	362,169
East Japan Railway Company	31,200	2,425,582
Genesee & Wyoming, Inc., Class A (I)	12,864	1,264,917
Hankyu Hanshin Holdings, Inc.	106,000	624,826
Heartland Express, Inc.	6,668	156,365
J.B. Hunt Transport Services, Inc.	23,067	1,742,712
Kansas City Southern	21,751	2,509,195
Keikyu Corp.	42,000	369,718
Keio Corp.	52,000	401,640
Keisei Electric Railway Company, Ltd.	25,000	258,931
Kintetsu Corp.	168,000	589,719
Knight Transportation, Inc.	7,237	183,458
Landstar System, Inc.	11,337	769,386
Localiza Rent a Car SA	12,436	221,387
Marten Transport, Ltd.	2,850	56,430
MTR Corp., Ltd.	121,028	477,732
Nagoya Railroad Company, Ltd.	78,000	322,581
Nippon Express Company, Ltd.	79,000	361,902
Norfolk Southern Corp.	61,064	6,533,848
Odakyu Electric Railway Company, Ltd.	58,000	572,174
Old Dominion Freight Line, Inc. (I)	17,602	1,173,525
Patriot Transportation Holding, Inc. (I)	875	30,354
Quality Distribution, Inc. (I)	3,579	50,249
Roadrunner Transportation Systems, Inc. (I)	3,476	87,526
Ryder Systems, Inc.	10,659	962,934
Saia, Inc. (I)	2,982	141,556
Swift Transportation Company (I)	10,342	219,044
Tobu Railway Company, Ltd.	95,000	497,906
Tokyu Corp.	104,000	722,062
Union Pacific Corp.	178,693	18,811,012
Universal Truckload Services, Inc.	990	24,641
Werner Enterprises, Inc.	17,036	424,196
West Japan Railway Company	15,000	709,697
YRC Worldwide, Inc. (I)	3,863	89,699

		56,259,044

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.5%
Aceto Corp.	3,590	$69,000
Aircastle, Ltd.	7,664	146,536
Applied Industrial Technologies, Inc.	5,052	246,083
Barloworld, Ltd.	18,339	174,278
Beacon Roofing Supply, Inc. (I)	6,114	174,371
Brenntag AG	13,520	717,501
Bunzl PLC	30,959	846,325
CAI International, Inc. (I)	2,271	44,035
Daewoo International Corp.	3,515	129,167
DXP Enterprises, Inc. (I)	1,593	127,631
Fastenal Company (L)	53,772	2,434,796
Finning International, Inc.	1,913	59,644
GATX Corp.	11,611	769,461
H&E Equipment Services, Inc.	3,817	156,153
Houston Wire & Cable Company	3,315	43,161
ITOCHU Corp.	138,700	1,764,951
Kaman Corp.	3,367	136,902
Marubeni Corp.	151,100	1,091,130
Mitsubishi Corp.	129,900	2,687,707
Mitsui & Company, Ltd.	160,600	2,620,069
MSC Industrial Direct Company, Inc., Class A	11,945	1,076,722
Noble Group, Ltd.	480,773	522,656
NOW, Inc. (I)(L)	27,057	893,693
Rexel SA	21,754	433,334
Rush Enterprises, Inc., Class A (I)	4,196	153,867
Samsung C&T Corp.	9,439	694,970
SK Networks Company, Ltd. (I)	8,619	83,606
Stock Building Supply Holdings, Inc. (I)	1,882	31,994
Sumitomo Corp.	103,400	1,335,850
TAL International Group, Inc. (I)(L)	4,091	180,822
Textainer Group Holdings, Ltd. (L)	2,537	89,505
Titan Machinery, Inc. (I)	2,304	28,362
Toyota Tsusho Corp.	19,700	520,426
Travis Perkins PLC	22,915	663,894
United Rentals, Inc. (I)	24,532	2,886,190
W.W. Grainger, Inc.	12,000	2,954,400
Watsco, Inc.	9,958	921,015
Wolseley PLC	24,671	1,327,798

		29,238,005
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	45,705	961,847
Aeroports de Paris	2,399	319,049
Airports of Thailand PCL	62,315	462,444
Atlantia SpA	33,442	850,402
Auckland International Airport, Ltd.	81,275	249,606
Beijing Capital International Airport
Company, Ltd., H Shares	131,211	102,586
CCR SA	74,315	672,603
China Merchants Holdings
International Company, Ltd.	96,031	317,109
COSCO Pacific, Ltd.	141,508	198,241
EcoRodovias Infraestrutura e Logistica SA	18,835	120,322
Fraport AG Frankfurt Airport
Services Worldwide	3,151	214,157
Groupe Eurotunnel SA	38,980	501,734
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	35,900	250,127
Grupo Aeroportuario del Sureste SAB
de CV, Class B	24,000	308,499
Hutchison Port Holdings Trust	632,100	455,092
Jasa Marga Tbk PT	247,654	131,211
Jiangsu Expressway Company, Ltd., H Shares	106,855	121,576
Kamigumi Company, Ltd.	20,000	186,237

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Malaysia Airports Holdings BHD	35,722	$87,252
Mitsubishi Logistics Corp.	11,000	165,094
OHL Mexico SAB de CV (I)	80,100	236,746
Sydney Airport	96,230	398,455
TAV Havalimanlari Holding AS	7,846	65,197
Transurban Group	152,732	1,150,576
Wesco Aircraft Holdings, Inc. (I)	6,445	118,201
Zhejiang Expressway Company, Ltd., H Shares	124,282	124,415

		8,768,778

		622,846,648
Information Technology - 15.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	21,068	486,249
Alcatel-Lucent (I)	230,167	795,796
Alliance Fiber Optic Products, Inc. (L)	1,599	23,697
Applied Optoelectronics, Inc. (I)	1,899	40,335
ARRIS Group, Inc. (I)	30,090	921,055
Aruba Networks, Inc. (I)	12,950	276,483
Bel Fuse, Inc., Class B	1,293	30,437
Black Box Corp.	1,856	43,894
CalAmp Corp. (I)(L)	4,408	84,986
Calix, Inc. (I)	5,392	56,616
Ciena Corp. (I)	39,234	811,751
Cisco Systems, Inc.	1,010,471	25,251,670
Clearfield, Inc. (I)(L)	1,527	20,447
Comtech Telecommunications Corp.	1,866	70,983
Digi International, Inc. (I)	3,133	26,129
Emulex Corp. (I)	9,545	52,307
Extreme Networks, Inc. (I)	12,085	64,413
F5 Networks, Inc. (I)	14,995	1,862,229
Finisar Corp. (I)(L)	11,723	238,094
Harmonic, Inc. (I)	11,568	76,002
Harris Corp.	21,088	1,505,472
Infinera Corp. (I)	14,929	157,949
InterDigital, Inc.	15,122	670,963
IXIA (I)	7,289	70,120
JDS Uniphase Corp. (I)	59,194	683,691
Juniper Networks, Inc.	93,393	2,165,784
KVH Industries, Inc. (I)	2,350	29,211
Motorola Solutions, Inc.	44,607	2,649,656
NETGEAR, Inc. (I)	4,464	148,294
Numerex Corp., Class A (I)	2,070	23,712
Oclaro, Inc. (I)(L)	11,494	20,115
Oplink Communications, Inc.	2,403	46,426
Parkervision, Inc. (I)(L)	14,093	17,475
Plantronics, Inc.	15,816	754,898
Polycom, Inc. (I)	51,571	683,316
Procera Networks, Inc. (I)(L)	2,872	29,553
QUALCOMM, Inc.	332,964	25,338,560
Riverbed Technology, Inc. (I)	40,489	762,813
Ruckus Wireless, Inc. (I)(L)	7,969	110,849
ShoreTel, Inc. (I)	7,653	51,275
Sonus Networks, Inc. (I)	30,029	113,209
Telefonaktiebolaget LM Ericsson, B Shares	200,921	2,503,783
Tessco Technologies, Inc.	833	26,831
Ubiquiti Networks, Inc. (I)(L)	3,634	164,838
ViaSat, Inc. (I)(L)	5,023	286,010
ZTE Corp., H Shares	54,896	124,048

		70,372,424
Electronic Equipment, Instruments & Components - 1.0%
AAC Technologies Holdings, Inc.	61,500	400,668

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Aeroflex Holding Corp. (I)(L)	2,543	$26,854
Agilysys, Inc. (I)	2,018	25,185
Amphenol Corp., Class A	30,991	3,192,383
Anixter International, Inc.	3,254	290,354
Arrow Electronics, Inc. (I)	25,128	1,564,218
AU Optronics Corp.	907,000	451,703
Avnet, Inc.	34,904	1,553,577
Badger Meter, Inc.	1,750	91,140
Belden, Inc.	16,534	1,208,139
Benchmark Electronics, Inc. (I)	6,471	159,381
Checkpoint Systems, Inc. (I)	5,121	70,926
Citizen Holdings Company, Ltd.	24,600	174,877
Cognex Corp. (I)	10,521	441,672
Coherent, Inc. (I)	3,024	194,957
Control4 Corp. (I)(L)	1,396	20,745
Corning, Inc.	258,027	5,382,443
CTS Corp.	4,145	73,491
CUI Global, Inc. (I)(L)	2,783	20,622
Daktronics, Inc.	4,868	64,063
Delta Electronics, Inc.	196,000	1,378,103
DTS, Inc. (I)	2,213	52,869
Electro Rent Corp.	2,123	32,121
Electro Scientific Industries, Inc.	3,397	25,206
Fabrinet (I)	4,272	69,164
FARO Technologies, Inc. (I)	2,112	122,517
FEI Company	15,770	1,325,311
FLIR Systems, Inc.	27,871	941,761
GSI Group, Inc. (I)	3,911	50,139
Hamamatsu Photonics KK	6,600	314,005
Hexagon AB, B Shares	16,695	547,047
Hirose Electric Company, Ltd.	2,800	361,918
Hitachi High-Technologies Corp.	5,800	162,233
Hitachi, Ltd.	447,000	3,387,497
Hon Hai Precision Industry Company, Ltd.	1,339,016	4,580,107
Hoya Corp.	39,900	1,291,824
Ibiden Company, Ltd.	11,200	220,268
II-VI, Inc. (I)	6,410	89,484
Ingram Micro, Inc., Class A (I)	39,143	1,128,493
Innolux Corp.	850,000	432,196
Insight Enterprises, Inc. (I)	4,985	130,806
InvenSense, Inc. (I)(L)	8,658	223,809
Itron, Inc. (I)	14,685	620,001
Jabil Circuit, Inc.	36,367	784,800
Japan Display, Inc. (I)	33,500	169,579
KEMET Corp. (I)	6,008	30,280
Keyence Corp.	4,200	1,798,647
Kingboard Chemical Holdings, Ltd.	58,200	120,102
Knowles Corp. (I)	21,445	705,969
Kyocera Corp.	29,500	1,381,720
Largan Precision Company, Ltd.	11,000	912,912
LG Display Company, Ltd. (I)	17,485	604,508
LG Innotek Company, Ltd. (I)	856	113,653
Littelfuse, Inc.	2,726	250,547
Maxwell Technologies, Inc. (I)	3,660	37,588
Measurement Specialties, Inc. (I)	1,944	166,834
Mercury Systems, Inc. (I)	4,450	49,707
Mesa Laboratories, Inc.	487	34,674
Methode Electronics, Inc.	4,578	154,370
MTS Systems Corp.	1,865	132,564
Murata Manufacturing Company, Ltd.	18,600	1,778,292
National Instruments Corp.	24,814	822,584
Newport Corp. (I)	4,860	91,708

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Nippon Electric Glass Company, Ltd.	37,000	$186,169
Omron Corp.	18,600	807,509
OSI Systems, Inc. (I)	2,422	168,959
Park Electrochemical Corp.	2,593	72,967
PC Connection, Inc.	1,298	29,439
Plexus Corp. (I)	4,124	169,868
RealD, Inc. (I)	4,933	45,926
Rofin-Sinar Technologies, Inc. (I)	3,362	80,554
Rogers Corp. (I)	2,232	134,322
Samsung Electro-Mechanics Company, Ltd.	4,612	249,887
Samsung SDI Company, Ltd.	4,143	619,639
Sanmina Corp. (I)	9,981	234,354
ScanSource, Inc. (I)	3,383	130,448
Shimadzu Corp.	22,000	192,782
Simplo Technology Company, Ltd.	29,900	167,949
Speed Commerce, Inc. (I)	6,492	21,359
SYNNEX Corp. (I)	3,438	239,766
Synnex Technology International Corp.	138,000	210,615
TDK Corp.	11,400	568,388
TE Connectivity, Ltd.	80,603	5,052,196
Tech Data Corp. (I)	9,644	650,970
TPK Holding Company, Ltd.	26,887	182,750
Trimble Navigation, Ltd. (I)	65,793	2,188,275
TTM Technologies, Inc. (I)	6,644	50,827
Unimicron Technology Corp.	134,000	113,226
Universal Display Corp. (I)(L)	4,895	170,052
Vishay Intertechnology, Inc.	34,212	547,392
Vishay Precision Group, Inc. (I)	1,729	26,454
WPG Holdings Company, Ltd.	153,000	199,394
Yaskawa Electric Corp.	21,100	271,730
Yokogawa Electric Corp.	20,000	231,748
Zebra Technologies Corp., Class A (I)	12,733	993,556
Zhen Ding Technology Holding, Ltd.	32,317	106,923

		58,151,708
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (I)	35,084	2,119,775
Angie’s List, Inc. (I)(L)	5,588	42,860
AOL, Inc. (I)	20,160	871,315
Bankrate, Inc. (I)	8,290	116,392
Bazaarvoice, Inc. (I)(L)	6,560	47,888
Benefitfocus, Inc. (I)(L)	665	21,958
Blucora, Inc. (I)	5,267	82,060
Brightcove, Inc. (I)	4,300	26,144
Carbonite, Inc. (I)	2,625	27,983
ChannelAdvisor Corp. (I)(L)	2,616	42,379
comScore, Inc. (I)	4,257	163,086
Constant Contact, Inc. (I)	3,796	118,321
Conversant, Inc. (I)(L)	24,033	661,869
Cornerstone OnDemand, Inc. (I)	6,535	244,670
Cvent, Inc. (I)(L)	2,323	58,354
Dealertrack Technologies, Inc. (I)	6,508	291,298
Demand Media, Inc. (I)	1,215	10,923
Demandware, Inc. (I)(L)	3,689	196,070
Dena Company, Ltd. (L)	9,800	122,220
Dice Holdings, Inc. (I)	5,097	43,274
Digital River, Inc. (I)	4,265	65,127
E2open, Inc. (I)(L)	2,951	44,560
Earthlink Holdings Corp.	13,381	55,264
eBay, Inc. (I)	224,983	12,486,557
Endurance International
Group Holdings, Inc. (I)(L)	3,883	52,265
Envestnet, Inc. (I)	4,184	192,506

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Equinix, Inc. (I)	12,565	$2,742,437
Everyday Health, Inc. (I)(L)	1,032	15,026
Facebook, Inc., Class A (I)	339,181	25,377,522
Global Eagle Entertainment, Inc. (I)(L)	4,937	62,305
Gogo, Inc. (I)(L)	6,783	114,836
Google, Inc., Class A (I)	55,882	32,543,442
Google, Inc., Class C (I)	55,882	31,942,151
Gree, Inc. (L)	9,900	77,662
GrubHub, Inc. (I)(L)	1,170	44,975
GTT Communications, Inc. (I)(L)	1,967	24,076
Internap Network Services Corp. (I)	7,083	48,448
IntraLinks Holdings, Inc. (I)	5,270	41,422
j2 Global, Inc. (L)	5,782	309,048
Kakaku.com, Inc.	13,700	215,006
Limelight Networks, Inc. (I)	8,683	20,579
Liquidity Services, Inc. (I)	3,460	52,730
LivePerson, Inc. (I)	6,977	90,073
LogMeIn, Inc. (I)	2,941	124,345
Marchex, Inc., Class B	4,044	34,698
Marin Software, Inc. (I)(L)	3,643	30,419
Marketo, Inc. (I)(L)	3,226	94,457
Millennial Media, Inc. (I)(L)	9,146	21,767
Monster Worldwide, Inc. (I)	11,362	65,559
Move, Inc. (I)	5,102	81,122
NAVER Corp.	2,134	1,620,442
NIC, Inc.	8,088	151,569
Perficient, Inc. (I)	4,447	76,577
QuinStreet, Inc. (I)	5,010	23,998
Rackspace Hosting, Inc. (I)	29,381	1,016,583
Reis, Inc.	1,286	30,504
Rightside Group, Ltd. (I)	1,215	14,568
Rocket Fuel, Inc. (I)(L)	2,226	36,262
SciQuest, Inc. (I)	3,359	53,643
Shutterstock, Inc. (I)(L)	1,858	131,546
SPS Commerce, Inc. (I)	2,010	112,439
Stamps.com, Inc. (I)	1,839	61,901
Tencent Holdings, Ltd.	433,300	7,052,336
Textura Corp. (I)(L)	2,385	68,736
Tremor Video, Inc. (I)(L)	4,991	14,923
TrueCar, Inc. (I)(L)	1,003	20,732
Trulia, Inc. (I)(L)	4,485	276,411
United Internet AG	10,288	443,899
Unwired Planet, Inc. (I)(L)	13,063	27,432
VeriSign, Inc. (I)(L)	24,531	1,400,107
Vistaprint NV (I)(L)	4,053	195,679
Web.com Group, Inc. (I)	6,354	120,408
WebMD Health Corp. (I)(L)	4,767	230,484
Wix.com, Ltd. (I)(L)	1,840	30,286
XO Group, Inc. (I)	3,554	41,617
Xoom Corp. (I)	3,857	88,171
Yahoo Japan Corp.	133,600	539,001
Yahoo!, Inc. (I)	184,658	7,111,180
Zix Corp. (I)	7,648	29,445

		133,400,102
IT Services - 2.4%
Accenture PLC, Class A	124,890	10,123,583
Acxiom Corp. (I)	28,805	534,189
Alliance Data Systems Corp. (I)	10,692	2,829,531
Amadeus IT Holding SA, A Shares	42,886	1,595,668
AtoS	6,346	484,617
Automatic Data Processing, Inc.	95,138	7,942,120
Blackhawk Network Holdings, Inc. (I)	6,511	179,573
Broadridge Financial Solutions, Inc.	30,433	1,294,620

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
CACI International, Inc., Class A (I)	2,806	$202,369
Cap Gemini SA	11,877	844,992
Cardtronics, Inc. (I)	5,440	193,120
Cass Information Systems, Inc.	1,453	68,175
CGI Group, Inc., Class A (I)	2,401	84,972
CIBER, Inc. (I)	10,673	40,771
Cielo SA	59,566	1,116,547
Cognizant Technology
Solutions Corp., Class A (I)	120,034	5,489,155
Computer Sciences Corp.	28,603	1,710,173
Computer Task Group, Inc.	2,201	28,129
Computershare, Ltd.	41,892	482,577
Convergys Corp.	37,792	725,606
CoreLogic, Inc. (I)	23,162	654,790
CSG Systems International, Inc.	4,157	115,232
Datalink Corp. (I)	2,739	33,799
DST Systems, Inc.	8,809	817,563
EPAM Systems, Inc. (I)	4,332	163,100
Euronet Worldwide, Inc. (I)	6,193	330,087
EVERTEC, Inc.	7,927	182,559
ExlService Holdings, Inc. (I)	3,940	107,444
Fidelity National Information Services, Inc.	56,769	3,221,641
Fiserv, Inc. (I)	49,174	3,170,248
Forrester Research, Inc.	1,352	52,539
Fujitsu, Ltd.	171,000	1,174,438
Gartner, Inc. (I)	22,754	1,697,221
Global Cash Access Holdings, Inc. (I)	8,185	63,925
Global Payments, Inc.	18,112	1,317,105
Heartland Payment Systems, Inc. (L)	4,334	207,035
iGATE Corp. (I)	4,519	169,101
Information Services Group, Inc. (I)	4,750	20,188
Infosys, Ltd., ADR (L)	31,054	1,847,713
International Business Machines Corp.	187,688	36,092,402
Itochu Techno-Solutions Corp.	2,200	97,942
Jack Henry & Associates, Inc.	21,324	1,232,740
Leidos Holdings, Inc.	16,029	603,492
Lionbridge Technologies, Inc. (I)	8,432	39,124
Luxoft Holding, Inc. (I)(L)	1,031	37,106
ManTech International Corp., Class A	2,872	83,231
MasterCard, Inc., Class A	198,234	15,028,120
MAXIMUS, Inc.	8,181	337,057
ModusLink Global Solutions, Inc. (I)(L)	5,775	23,620
MoneyGram International, Inc. (I)	3,656	51,403
NeuStar, Inc., Class A (I)(L)	22,541	664,734
Nomura Research Institute, Ltd.	10,500	331,881
NTT Data Corp.	11,700	420,236
Otsuka Corp.	4,400	186,596
Paychex, Inc.	63,864	2,659,936
PRGX Global, Inc. (I)	4,414	27,455
Sapient Corp. (I)	13,997	203,096
Science Applications International Corp.	15,390	709,787
ServiceSource International, Inc. (I)(L)	8,302	31,548
SK C&C Company, Ltd.	1,544	323,764
Sykes Enterprises, Inc. (I)	4,740	99,256
Syntel, Inc. (I)	1,896	169,446
TeleTech Holdings, Inc. (I)	2,200	59,070
Teradata Corp. (I)	30,857	1,409,239
The Western Union Company (L)	105,510	1,843,260
Total System Services, Inc.	32,730	1,029,686
Unisys Corp. (I)	6,202	145,189
VeriFone Systems, Inc. (I)	28,176	983,906
Virtusa Corp. (I)	3,133	106,679
Visa, Inc., Class A	99,179	21,077,521

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
WEX, Inc. (I)	14,458	$1,643,152
Wipro, Ltd., ADR (L)	31,697	379,096
Xerox Corp.	215,751	2,979,521

		142,426,506
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (I)	4,995	96,154
Advanced Micro Devices, Inc. (I)(L)	163,358	681,203
Advanced Semiconductor Engineering, Inc.	664,095	834,977
Advantest Corp.	14,800	172,079
Alpha & Omega Semiconductor, Ltd. (I)	2,702	24,912
Altera Corp.	61,942	2,189,030
Ambarella, Inc. (I)(L)	3,506	120,081
Amkor Technology, Inc. (I)	10,401	108,170
Analog Devices, Inc.	61,947	3,166,731
Applied Materials, Inc.	240,101	5,547,534
Applied Micro Circuits Corp. (I)(L)	9,517	80,609
ARM Holdings PLC	130,757	2,113,112
ASM Pacific Technology, Ltd.	19,400	201,344
ASML Holding NV	18,753	1,800,044
Atmel Corp. (I)	106,164	940,613
Audience, Inc. (I)(L)	1,968	16,885
Avago Technologies, Ltd.	49,645	4,075,358
Axcelis Technologies, Inc. (I)	15,078	30,458
Broadcom Corp., Class A	109,583	4,315,379
Brooks Automation, Inc.	8,044	91,219
Cabot Microelectronics Corp. (I)	2,954	126,727
Cascade Microtech, Inc. (I)	1,734	19,074
Cavium, Inc. (I)	6,376	358,204
CEVA, Inc. (I)	2,603	39,461
Cirrus Logic, Inc. (I)(L)	7,450	180,141
Cohu, Inc.	3,483	42,841
Cree, Inc. (I)(L)	30,753	1,401,107
Cypress Semiconductor Corp. (I)(L)	55,696	615,441
Diodes, Inc. (I)	4,450	113,253
DSP Group, Inc. (I)	3,212	28,844
Entegris, Inc. (I)	16,886	204,996
Entropic Communications, Inc. (I)	10,896	28,656
Epistar Corp.	91,000	197,936
Exar Corp. (I)	4,898	48,833
Fairchild Semiconductor International, Inc. (I)	46,674	819,129
First Solar, Inc. (I)	14,014	976,496
FormFactor, Inc. (I)	7,088	49,900
GCL-Poly Energy Holdings, Ltd. (I)	832,000	298,246
GT Advanced Technologies, Inc. (I)(L)	16,571	295,130
Hanergy Solar Group, Ltd. (I)(L)	996,000	163,268
Hermes Microvision, Inc.	4,000	171,978
Infineon Technologies AG	98,384	1,146,873
Inotera Memories, Inc. (I)	246,000	402,620
Inphi Corp. (I)	3,748	56,407
Integrated Device Technology, Inc. (I)	50,463	830,116
Integrated Silicon Solution, Inc.	3,812	56,532
Intel Corp.	981,974	34,290,532
International Rectifier Corp. (I)	26,486	1,043,548
Intersil Corp., Class A	48,077	723,318
IXYS Corp.	2,925	35,071
Kinsus Interconnect Technology Corp.	29,000	122,690
KLA-Tencor Corp.	32,683	2,497,635
Kopin Corp. (I)	9,427	37,425
Lam Research Corp.	31,962	2,298,387
Lattice Semiconductor Corp. (I)	14,248	107,002
Linear Technology Corp.	46,636	2,103,750
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,418	33,578

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc., Class A (I)	3,668	$34,002
MediaTek, Inc.	151,674	2,534,892
Micrel, Inc.	5,464	68,464
Microchip Technology, Inc. (L)	39,548	1,931,129
Micron Technology, Inc. (I)	211,116	6,882,382
Microsemi Corp. (I)	11,420	304,229
MKS Instruments, Inc.	6,450	218,913
Monolithic Power Systems, Inc.	4,667	222,989
Nanometrics, Inc. (I)	3,082	51,531
Novatek Microelectronics Corp., Ltd.	63,000	323,457
NVE Corp. (I)	842	58,098
NVIDIA Corp.	110,026	2,140,006
OmniVision Technologies, Inc. (I)	6,738	182,667
PDF Solutions, Inc. (I)	3,667	73,230
Peregrine Semiconductor Corp. (I)	3,823	47,596
Pericom Semiconductor Corp. (I)	3,113	30,445
Phison Electronics Corp.	15,000	108,600
Photronics, Inc. (I)	7,427	65,580
PMC-Sierra, Inc. (I)	20,978	154,818
Power Integrations, Inc.	3,692	220,708
Powertech Technology, Inc. (I)	76,000	144,053
QuickLogic Corp. (I)(L)	7,329	24,845
Radiant Opto-Electronics Corp.	47,605	205,627
Rambus, Inc. (I)	13,932	172,896
Realtek Semiconductor Corp.	49,571	180,705
RF Micro Devices, Inc. (I)(L)	106,683	1,330,337
Rohm Company, Ltd.	8,700	556,126
Rubicon Technology, Inc. (I)	3,365	20,998
Rudolph Technologies, Inc. (I)	4,417	42,712
Semtech Corp. (I)	25,131	654,788
Silicon Image, Inc. (I)	9,843	49,806
Silicon Laboratories, Inc. (I)	15,298	693,458
Siliconware Precision Industries Company	321,000	473,299
SK Hynix, Inc. (I)	43,283	1,940,424
Skyworks Solutions, Inc.	47,815	2,709,198
Spansion, Inc., Class A (I)	7,289	162,545
STMicroelectronics NV	51,508	432,672
SunEdison, Inc. (I)	62,067	1,367,336
Synaptics, Inc. (I)	4,374	359,105
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,639,000	11,029,114
Teradyne, Inc. (L)	48,991	1,008,725
Tessera Technologies, Inc.	6,346	187,651
Texas Instruments, Inc.	212,922	10,258,582
Tokyo Electron, Ltd.	15,900	1,114,166
Transcend Information, Inc.	21,000	70,732
TriQuint Semiconductor, Inc. (I)	20,749	428,778
Ultra Clean Holdings, Inc. (I)	3,868	37,326
Ultratech, Inc. (I)	3,480	89,993
United Microelectronics Corp.	1,275,000	583,440
Vanguard International Semiconductor Corp.	89,000	130,370
Veeco Instruments, Inc. (I)(L)	4,880	172,606
Vitesse Semiconductor Corp. (I)	6,834	22,826
Xcerra Corp. (I)	5,981	62,501
Xilinx, Inc.	52,995	2,239,039

		133,181,552
Software - 2.8%
A10 Networks, Inc. (I)	1,661	19,367
ACI Worldwide, Inc. (I)	42,591	829,247
Actuate Corp. (I)	6,424	28,523
Adobe Systems, Inc. (I)	91,306	6,564,901
Advent Software, Inc.	16,549	534,698
American Software, Inc., Class A	4,570	42,044

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (I)	23,370	$1,899,981
Aspen Technology, Inc. (I)	11,147	458,030
Autodesk, Inc. (I)	44,930	2,410,045
AVG Technologies NV (I)	4,137	72,563
Barracuda Networks, Inc. (I)	1,068	26,540
Blackbaud, Inc.	5,654	219,884
Bottomline Technologies, Inc. (I)	4,851	136,604
BroadSoft, Inc. (I)	3,490	83,271
CA, Inc.	63,213	1,785,135
Cadence Design Systems, Inc. (I)	73,016	1,288,002
Callidus Software, Inc. (I)	5,742	65,918
Citrix Systems, Inc. (I)	32,300	2,269,398
CommVault Systems, Inc. (I)	16,929	933,465
Compuware Corp.	81,771	764,559
Comverse, Inc. (I)	2,757	68,070
Concur Technologies, Inc. (I)(L)	12,050	1,209,579
Cyan, Inc. (I)	4,109	15,491
Dassault Systemes SA	10,421	690,637
Digimarc Corp.	911	21,727
Ebix, Inc. (L)	3,719	57,421
Electronic Arts, Inc. (I)	62,023	2,346,950
Ellie Mae, Inc. (I)	3,416	122,293
EnerNOC, Inc. (I)	3,270	64,223
Epiq Systems, Inc.	4,055	59,000
ePlus, Inc. (I)	642	37,538
FactSet Research Systems, Inc. (L)	9,930	1,265,082
Fair Isaac Corp.	12,789	743,936
FleetMatics Group PLC (I)(L)	4,606	151,169
Fortinet, Inc. (I)	34,547	891,658
Gemalto NV (L)	4,156	407,168
Gigamon, Inc. (I)(L)	3,103	33,761
Glu Mobile, Inc. (I)(L)	11,520	59,443
Guidance Software, Inc. (I)(L)	2,714	21,251
Guidewire Software, Inc. (I)	8,256	376,061
Gungho Online Entertainment, Inc. (L)	37,400	199,684
Imperva, Inc. (I)(L)	2,788	81,159
Infoblox, Inc. (I)	6,549	88,084
Informatica Corp. (I)	27,690	942,983
Interactive Intelligence Group, Inc. (I)	2,075	88,831
Intuit, Inc.	55,990	4,657,248
Jive Software, Inc. (I)	5,207	36,345
Kingsoft Corp., Ltd.	52,000	149,180
Kofax Ltd. (I)(L)	9,187	72,853
Konami Corp.	9,300	215,562
Manhattan Associates, Inc. (I)	9,190	265,407
Mavenir Systems, Inc. (I)	1,410	15,848
Mentor Graphics Corp.	36,088	787,079
MICROS Systems, Inc. (I)	18,870	1,282,594
Microsoft Corp.	1,482,826	67,364,785
MicroStrategy, Inc., Class A (I)	1,106	153,657
Model N, Inc. (I)	2,553	23,590
Monotype Imaging Holdings, Inc.	4,775	140,337
NCSoft Corp.	1,185	169,564
NetScout Systems, Inc. (I)	4,456	205,288
Nexon Company, Ltd.	12,200	106,359
Nintendo Company, Ltd.	9,800	1,092,365
Open Text Corp.	1,338	75,163
Oracle Corp.	677,270	28,127,023
Oracle Corp. Japan	3,500	142,729
Pegasystems, Inc.	4,423	98,191
Progress Software Corp. (I)	6,289	145,653
Proofpoint, Inc. (I)(L)	4,521	180,297
PROS Holdings, Inc. (I)	2,919	74,697

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (I)	29,916	$1,157,450
Qlik Technologies, Inc. (I)	10,945	308,977
Qualys, Inc. (I)	2,557	62,135
Rally Software Development Corp. (I)(L)	3,329	38,417
RealPage, Inc. (I)(L)	6,256	100,847
Red Hat, Inc. (I)	37,327	2,273,961
Rosetta Stone, Inc. (I)	2,630	23,013
Rovi Corp. (I)	23,848	551,604
Salesforce.com, Inc. (I)	111,418	6,583,690
SAP SE	80,375	6,264,772
Sapiens International Corp. NV (I)(L)	3,381	27,859
Seachange International, Inc. (I)	4,307	32,690
Silver Spring Networks, Inc. (I)(L)	4,236	44,012
SolarWinds, Inc. (I)	16,542	707,832
Solera Holdings, Inc.	17,352	1,057,778
SS&C Technologies Holdings, Inc. (I)	8,303	375,794
Symantec Corp.	136,352	3,310,627
Synchronoss Technologies, Inc. (I)	4,316	190,638
Synopsys, Inc. (I)	39,026	1,596,163
Take-Two Interactive Software, Inc. (I)	11,966	281,321
Tangoe, Inc. (I)	4,819	67,080
TeleCommunication Systems, Inc., Class A (I)	6,827	20,344
Telenav, Inc. (I)	3,555	24,494
The Sage Group PLC	101,855	666,165
The Ultimate Software Group, Inc. (I)(L)	10,739	1,578,526
TIBCO Software, Inc. (I)	38,580	804,007
TiVo, Inc. (I)	14,023	197,584
Totvs SA	10,326	188,484
Trend Micro, Inc.	9,800	315,811
Tyler Technologies, Inc. (I)	4,018	357,843
Varonis Systems, Inc. (I)(L)	713	16,969
VASCO Data Security International, Inc. (I)	3,726	55,033
Verint Systems, Inc. (I)	6,542	327,950
VirnetX Holding Corp. (I)(L)	5,124	75,579
Vringo, Inc. (I)	8,695	8,782
Xero, Ltd. (I)	5,445	114,997
Zendesk, Inc. (I)(L)	1,436	39,045

		165,905,461
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (I)(L)	25,781	1,379,541
Acer, Inc. (I)	277,000	229,298
Advantech Company, Ltd.	31,000	291,180
Apple, Inc.	1,189,432	121,916,780
Asustek Computer, Inc.	75,000	784,849
BlackBerry, Ltd. (I)	5,445	55,336
Brother Industries, Ltd.	21,900	425,058
Canon, Inc.	104,800	3,419,998
Catcher Technology Company, Ltd.	69,000	699,906
Chicony Electronics Company, Ltd.	52,169	170,986
Clevo Company	49,000	92,773
Compal Electronics, Inc.	455,000	404,422
Cray, Inc. (I)(L)	4,962	139,978
Diebold, Inc.	16,290	618,531
Dot Hill Systems Corp. (I)	7,748	28,203
Eastman Kodak Company (I)(L)	2,263	52,343
Electronics For Imaging, Inc. (I)	5,628	247,857
EMC Corp.	403,793	11,924,007
Foxconn Technology Company, Ltd.	96,306	241,773
FUJIFILM Holdings Corp.	42,500	1,283,253
Hewlett-Packard Company	369,107	14,026,066
HTC Corp. (I)	73,000	336,101
Immersion Corp. (I)	3,601	37,738
Intevac, Inc. (I)	3,220	22,959

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Inventec Corp.	252,695	$198,797
Konica Minolta, Inc.	44,500	489,860
Lenovo Group, Ltd.	528,564	807,131
Lexmark International, Inc., Class A	15,703	793,944
Lite-On Technology Corp.	228,240	378,531
NCR Corp. (I)	42,344	1,446,471
NEC Corp.	242,000	862,010
NetApp, Inc.	65,302	2,753,132
Nimble Storage, Inc. (I)	1,143	30,907
Nokia OYJ	336,862	2,829,112
Pegatron Corp.	176,000	373,200
QLogic Corp. (I)	10,431	94,401
Quanta Computer, Inc.	288,000	813,353
Quantum Corp. (I)(L)	30,169	37,711
Ricoh Company, Ltd.	65,800	714,227
Samsung Electronics Company, Ltd.	8,418	10,249,680
SanDisk Corp.	44,611	4,370,094
Seagate Technology PLC	64,391	4,029,589
Seiko Epson Corp.	12,100	614,755
Silicon Graphics International Corp. (I)(L)	4,523	44,325
Super Micro Computer, Inc. (I)	4,191	102,638
Violin Memory, Inc. (I)(L)	9,680	40,850
Western Digital Corp.	41,252	4,249,369
Wistron Corp.	250,252	293,231
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		195,446,254

		898,884,007
Materials - 4.8%
Chemicals - 2.6%
A. Schulman, Inc.	3,561	138,274
Advanced Emissions Solutions, Inc. (I)	2,686	58,528
Agrium, Inc.	1,425	134,754
Air Liquide SA	28,253	3,611,623
Air Products & Chemicals, Inc.	41,863	5,576,570
Air Water, Inc.	14,000	220,217
Airgas, Inc.	13,288	1,466,729
Akzo Nobel NV	12,581	889,546
Albemarle Corp. (L)	20,061	1,275,478
American Vanguard Corp. (L)	3,520	47,309
Arkema SA	4,566	342,902
Asahi Kasei Corp.	117,000	938,859
Ashland, Inc.	18,279	1,959,874
Axiall Corp.	8,475	352,391
Balchem Corp.	3,683	189,454
BASF SE	80,112	8,259,018
Cabot Corp.	15,125	828,548
Calgon Carbon Corp. (I)	6,441	136,807
CF Industries Holdings, Inc.	10,261	2,643,952
Chase Corp.	857	30,424
Chemtura Corp. (I)	11,625	287,021
China BlueChemical, Ltd., H Shares	154,000	75,493
Croda International PLC	12,602	456,572
Cytec Industries, Inc.	9,043	931,791
Daicel Corp.	25,000	277,427
E.I. du Pont de Nemours & Company	181,138	11,975,033
Eastman Chemical Company	29,605	2,441,524
Ecolab, Inc.	53,294	6,119,217
EMS-Chemie Holding AG	662	287,846
Ferro Corp. (I)	8,699	117,263
Flotek Industries, Inc. (I)(L)	6,598	183,424
FMC Corp.	26,298	1,739,350
Formosa Chemicals & Fibre Corp.	344,100	856,942

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Formosa Plastics Corp.	442,040	$1,146,585
FutureFuel Corp.	2,672	37,194
Givaudan SA (I)	737	1,225,366
Grupa Azoty SA	3,748	87,784
Hanwha Chemical Corp.	8,124	131,467
Hanwha Corp.	3,471	103,604
Hawkins, Inc.	1,672	61,530
HB Fuller Company	6,070	285,533
Hitachi Chemical Company, Ltd.	9,700	180,589
Hyosung Corp.	1,762	136,300
Incitec Pivot, Ltd.	145,759	422,481
Indorama Ventures PCL	227,555	192,384
Innophos Holdings, Inc.	2,715	157,877
Innospec, Inc.	2,979	125,654
International Flavors & Fragrances, Inc.	16,101	1,635,701
Intrepid Potash, Inc. (I)	6,809	104,382
Johnson Matthey PLC	19,018	997,800
JSR Corp.	16,600	288,605
K&S AG	15,168	471,944
Kaneka Corp.	26,000	153,893
Kansai Paint Company, Ltd.	21,000	333,741
KMG Chemicals, Inc.	1,147	19,442
Koninklijke DSM NV	9,042	604,110
Koppers Holdings, Inc.	2,507	93,035
Kraton Performance Polymers, Inc. (I)	4,019	81,706
Kronos Worldwide, Inc. (L)	2,631	41,596
Kumho Petrochemical Company, Ltd.	1,058	84,905
Kuraray Company, Ltd.	32,000	398,680
Landec Corp. (I)	3,424	44,957
Lanxess AG	8,053	498,464
LG Chem, Ltd.	3,523	937,182
Linde AG	16,190	3,208,469
Lotte Chemical Corp.	1,190	192,078
LSB Industries, Inc. (I)	2,383	95,439
LyondellBasell Industries NV, Class A	82,155	9,394,424
Methanex Corp.	1,078	72,078
Mexichem SAB de CV	108,800	472,083
Minerals Technologies, Inc.	12,873	806,107
Mitsubishi Chemical Holdings Corp.	126,000	628,968
Mitsubishi Gas & Chemicals Company, Inc.	36,000	233,054
Mitsui Chemicals, Inc.	76,000	224,495
Monsanto Company	103,394	11,957,516
Nan Ya Plastics Corp.	509,210	1,201,795
NewMarket Corp.	2,791	1,135,630
Nippon Paint Company, Ltd.	16,000	396,733
Nitto Denko Corp.	14,500	760,413
Novozymes A/S, B Shares	16,005	743,919
OCI Company, Ltd. (I)	1,288	184,951
Olin Corp.	29,449	803,663
OM Group, Inc.	3,907	103,926
OMNOVA Solutions, Inc. (I)	6,078	50,994
Orica, Ltd.	32,073	614,665
Petronas Chemicals Group BHD	139,445	278,685
PolyOne Corp.	35,162	1,379,054
Potash Corp. of Saskatchewan, Inc.	9,392	329,882
PPG Industries, Inc.	27,267	5,613,185
Praxair, Inc.	57,781	7,601,091
PTT Global Chemical PCL	228,967	444,535
Quaker Chemical Corp.	1,610	125,580
Rayonier Advanced Materials, Inc. (L)	10,630	353,033
Rentech, Inc. (I)	27,731	62,117
RPM International, Inc.	33,604	1,583,757
Senomyx, Inc. (I)(L)	5,173	42,056

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	18,474	$1,036,576
Shin-Etsu Chemical Company, Ltd.	37,900	2,354,224
Sigma-Aldrich Corp.	23,431	2,436,824
Sika AG	170	643,783
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	304,099	101,606
Solvay SA	5,277	830,311
Stepan Company	2,377	114,785
Sumitomo Chemical Company, Ltd.	138,000	495,427
Syngenta AG	7,426	2,667,150
Synthos SA	39,995	57,563
Taiwan Fertilizer Company, Ltd.	85,000	161,251
Taiyo Nippon Sanso Corp. (L)	22,000	198,180
Taminco Corp. (I)	3,425	82,029
Teijin, Ltd.	87,000	213,287
The Dow Chemical Company	237,494	12,717,804
The Mosaic Company	63,761	3,045,225
The Scotts Miracle-Gro Company, Class A	10,973	633,471
The Sherwin-Williams Company	16,702	3,642,873
Toray Industries, Inc.	136,000	928,368
Trecora Resources (I)	2,718	35,715
Tredegar Corp.	3,093	64,365
Tronox, Ltd., Class A	7,424	225,393
TSRC Corp.	63,140	88,389
Umicore SA	9,602	464,120
Valspar Corp.	19,586	1,581,765
Yara International ASA	14,960	750,065
Yingde Gases Group Company, Ltd.	95,500	102,140
Zep, Inc.	2,953	46,894

		152,748,609
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	103,710	375,071
Asia Cement Corp.	236,796	324,907
BBMG Corp., H Shares	102,000	75,636
Boral, Ltd.	69,007	355,519
Cemex SAB de CV (I)	1,353,642	1,793,918
China National Building Material
Company, Ltd., H Shares	234,000	214,773
China Resources Cement Holdings, Ltd.	170,000	116,865
CRH PLC	65,851	1,517,713
Eagle Materials, Inc.	12,622	1,286,308
Fletcher Building, Ltd.	58,704	452,035
Headwaters, Inc. (I)	9,036	117,378
HeidelbergCement AG	12,307	931,628
Holcim, Ltd. (I)	18,289	1,455,651
Imerys SA	2,772	221,725
Indocement Tunggal Prakarsa Tbk PT	177,920	368,680
James Hardie Industries, Ltd.	39,303	471,050
Lafarge Malayan Cement BHD	22,266	72,053
Lafarge SA	15,348	1,176,936
Martin Marietta Materials, Inc.	12,946	1,695,408
PPC, Ltd.	45,504	141,858
Semen Gresik Persero Tbk PT	358,192	496,937
Siam Cement PCL	19,154	263,901
Siam Cement PCL (Foreign Registered Shares)	37,900	522,172
Taiheiyo Cement Corp.	109,000	455,917
Taiwan Cement Corp.	351,000	558,340
Titan Cement Company SA	3,306	88,483
U.S. Concrete, Inc. (I)(L)	1,789	45,423
Ultratech Cement, Ltd., GDR (L)	2,420	101,700

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	25,891	$1,640,972

		17,338,957
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	655	27,739
Amcor, Ltd.	105,334	1,124,642
AptarGroup, Inc.	16,507	1,058,924
Avery Dennison Corp.	19,037	916,251
Ball Corp.	27,636	1,771,468
Bemis Company, Inc.	19,568	797,200
Berry Plastics Group, Inc. (I)	10,876	262,220
Graphic Packaging Holding Company (I)	39,334	503,082
Greif, Inc., Class A	7,695	368,514
Klabin SA	38,779	196,970
MeadWestvaco Corp.	33,084	1,422,612
Myers Industries, Inc.	3,421	67,428
Nampak, Ltd.	49,734	198,991
Owens-Illinois, Inc. (I)	32,367	996,580
Packaging Corp. of America	24,796	1,685,880
Rexam PLC	65,334	550,453
Rock-Tenn Company, Class A	36,202	1,779,690
Sealed Air Corp.	38,279	1,381,872
Silgan Holdings, Inc.	11,059	556,821
Sonoco Products Company	25,738	1,059,376
Toyo Seikan Kaisha, Ltd.	15,200	208,040

		16,934,753
Metals & Mining - 1.5%
African Rainbow Minerals, Ltd.	9,040	154,331
Agnico-Eagle Mines, Ltd.	2,250	86,043
AK Steel Holding Corp. (I)(L)	16,427	179,383
Alcoa, Inc.	231,130	3,839,069
Allegheny Technologies, Inc.	21,796	919,137
Allied Nevada Gold Corp. (I)(L)	12,654	48,338
Alumina, Ltd. (I)	223,786	324,462
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	342,780	146,020
AM Castle & Company (I)(L)	2,831	27,744
Ampco-Pittsburgh Corp.	1,081	22,960
Anglo American Platinum, Ltd. (I)	4,505	187,846
Anglo American PLC	129,399	3,285,607
AngloGold Ashanti, Ltd. (I)	32,771	557,663
Antofagasta PLC	36,598	477,927
ArcelorMittal	82,152	1,194,054
Assore, Ltd.	2,915	86,026
Barrick Gold Corp.	12,811	235,530
BHP Billiton PLC	196,016	6,178,683
BHP Billiton, Ltd.	282,094	9,727,958
Boliden AB	17,946	284,755
Carpenter Technology Corp.	13,390	732,835
Century Aluminum Company (I)	6,151	153,652
China Steel Corp.	1,279,958	1,105,366
Cia Siderurgica Nacional SA	61,366	269,204
Cliffs Natural Resources, Inc. (L)	38,633	582,199
Coeur Mining, Inc. (I)	12,648	100,172
Commercial Metals Company	43,818	757,175
Compania de Minas Buenaventura SA, ADR	47,200	687,232
Compass Minerals International, Inc.	8,457	753,265
Daido Steel Company, Ltd.	26,000	114,299
Eldorado Gold Corp.	7,869	65,062
Eregli Demir ve Celik Fabrikalari TAS	67,108	130,466
Fortescue Metals Group, Ltd.	137,956	538,878
Fosun International, Ltd.	171,000	209,828
Franco-Nevada Corp.	1,590	89,583

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	204,831	$7,449,703
Fresnillo PLC	20,517	328,239
Glencore Xstrata PLC (I)	985,867	5,936,356
Globe Specialty Metals, Inc.	7,824	160,705
Gold Fields, Ltd.	64,359	306,986
Gold Resource Corp. (L)	4,951	30,696
Goldcorp, Inc.	8,978	252,091
Grupo Mexico SAB de CV, Series B	439,600	1,601,846
Harmony Gold Mining Company, Ltd. (I)	32,754	99,640
Haynes International, Inc.	1,509	74,816
Hecla Mining Company (L)	41,260	134,920
Hitachi Metals, Ltd.	20,000	341,520
Horsehead Holding Corp. (I)(L)	6,253	126,248
Hyundai Steel Company	5,199	388,450
Iluka Resources, Ltd.	37,101	308,643
Impala Platinum Holdings, Ltd.	43,387	392,724
Industrias Penoles SAB de CV	16,065	409,096
Jastrzebska Spolka Weglowa SA (I)	3,993	41,796
JFE Holdings, Inc.	45,000	911,010
Jiangxi Copper Company, Ltd., H Shares	106,925	189,422
Kaiser Aluminum Corp.	2,195	176,807
KGHM Polska Miedz SA	10,221	421,255
Kinross Gold Corp. (I)	12,562	49,680
Kobe Steel, Ltd.	283,000	460,375
Korea Zinc Company, Ltd.	655	271,751
Koza Altin Isletmeleri AS	2,218	23,819
Kumba Iron Ore, Ltd.	5,381	161,307
lFirst Quantum Minerals, Ltd.	6,484	145,566
Maruichi Steel Tube, Ltd.	4,400	117,003
Materion Corp.	2,494	81,379
Minera Frisco SAB de CV, Class A1 (I)	73,300	148,038
Mitsubishi Materials Corp.	104,000	351,102
Molycorp, Inc. (I)(L)	21,586	38,639
New Gold, Inc (I)	5,556	35,923
Newcrest Mining, Ltd. (I)	66,480	707,318
Newmont Mining Corp.	98,284	2,662,514
Nippon Steel & Sumitomo Metal Corp.	701,002	1,985,242
Noranda Aluminum Holding Corp.	6,569	26,736
Norsk Hydro ASA	111,142	654,762
Northam Platinum, Ltd. (I)	29,885	119,753
Nucor Corp.	62,710	3,406,407
Olympic Steel, Inc.	1,205	28,968
POSCO	4,980	1,646,547
Randgold Resources, Ltd.	8,160	688,267
Reliance Steel & Aluminum Company	19,599	1,370,362
Rio Tinto PLC	118,055	6,312,424
Rio Tinto, Ltd.	38,293	2,246,471
Royal Gold, Inc.	16,386	1,274,012
RTI International Metals, Inc. (I)	3,696	107,221
Schnitzer Steel Industries, Inc., Class A	3,196	88,497
Sesa Sterlite, Ltd., ADR	20,968	385,602
Silver Wheaton Corp.	3,941	98,443
Southern Copper Corp.	41,200	1,351,772
Steel Dynamics, Inc.	56,335	1,309,225
Stillwater Mining Company (I)(L)	14,519	269,473
Sumitomo Metal Mining Company, Ltd.	48,000	728,898
SunCoke Energy, Inc. (I)	8,501	204,109
Teck Resources, Ltd.	6,215	141,128
ThyssenKrupp AG (I)	39,541	1,100,738
Timkensteel Corp.	9,665	461,794
Turquoise Hill Resources, Ltd. (I)	8,820	29,689
U.S. Silica Holdings, Inc. (L)	6,529	468,847
United States Steel Corp.	37,287	1,441,143

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Universal Stainless & Alloy Products, Inc. (I)	996	$31,902
Vale SA	109,672	1,426,691
Walter Energy, Inc. (L)	7,967	44,536
Worthington Industries, Inc.	19,344	782,271
Yamana Gold, Inc.	9,522	81,094
Yamato Kogyo Company, Ltd.	3,600	119,249
Zijin Mining Group Company, Ltd., H Shares	523,529	134,864

		90,157,272
Paper & Forest Products - 0.1%
Boise Cascade Company (I)	4,779	143,657
Clearwater Paper Corp. (I)	2,454	169,817
Deltic Timber Corp.	1,393	92,272
Domtar Corp.	16,386	611,034
Duratex SA	25,195	113,341
Fibria Celulose SA (I)	20,956	217,939
International Paper Company	85,367	4,136,031
KapStone Paper and Packaging Corp. (I)	10,228	314,409
Lee & Man Paper Manufacturing, Ltd.	123,000	72,068
Louisiana-Pacific Corp. (I)(L)	52,670	751,601
Neenah Paper, Inc.	2,035	111,253
Nine Dragons Paper Holdings, Ltd.	142,000	110,330
Oji Holdings Corp.	74,000	300,971
PH Glatfelter Company	5,275	131,506
Resolute Forest Products, Inc. (I)(L)	7,893	135,681
Sappi, Ltd. (I)	45,220	186,926
Schweitzer-Mauduit International, Inc.	3,677	157,523
Stora Enso OYJ, Series R	49,553	432,489
UPM-Kymmene OYJ	47,647	717,183
Wausau Paper Corp.	5,467	49,859

		8,955,890

		286,135,481
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (I)	10,757	83,582
Asia Pacific Telecom Company, Ltd.	203,000	131,165
AT&T, Inc.	1,023,764	35,790,789
Atlantic Tele-Network, Inc.	1,153	67,612
BCE, Inc.	2,784	125,335
Belgacom SA	13,537	482,561
Bell Aliant, Inc.	830	23,550
BT Group PLC	734,165	4,720,208
CenturyLink, Inc.	112,914	4,628,345
China Communications Services Corp., Ltd.,
H Shares	208,400	100,273
China Telecom Corp., Ltd., H Shares	1,176,396	722,774
China Unicom Hong Kong, Ltd.	402,416	715,279
Chunghwa Telecom Company, Ltd.	406,000	1,264,832
Cincinnati Bell, Inc. (I)	25,711	94,359
CITIC 21CN Company, Ltd. (I)	214,000	168,420
Cogent Communications Group, Inc.	5,676	196,730
Consolidated
Communications Holdings, Inc. (L)	4,753	115,878
Deutsche Telekom AG	271,763	4,072,955
Elisa OYJ, Class A	12,780	348,391
Enventis Corp.	1,981	35,242
FairPoint Communications, Inc. (I)(L)	2,723	44,004
Frontier Communications Corp. (L)	196,129	1,333,677
General Communication, Inc., Class A (I)	4,556	51,209
Globalstar, Inc. (I)(L)	33,379	132,848
Hawaiian Telcom Holdco, Inc. (I)(L)	1,373	37,758

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Hellenic
Telecommunications Organization SA (I)	18,623	$267,336
HKT Trust and HKT, Ltd.	217,000	256,492
IDT Corp., Class B	2,155	33,855
Iliad SA	2,171	477,221
inContact, Inc. (I)	7,397	67,757
Inmarsat PLC	39,525	460,463
Inteliquent, Inc.	4,228	51,582
Intelsat SA (I)(L)	3,273	57,408
Iridium Communications, Inc. (I)(L)	9,833	92,430
Koninklijke KPN NV (I)	168,023	560,869
KT Corp.	5,039	174,120
LG Uplus Corp.	16,511	178,422
Lumos Networks Corp.	2,411	35,273
magicJack VocalTec, Ltd. (I)(L)	2,185	27,400
Nippon Telegraph & Telephone Corp.	34,700	2,330,809
Orange Polska SA	49,594	166,497
Orange SA	152,248	2,304,576
ORBCOMM, Inc. (I)	5,910	36,819
PCCW, Ltd.	321,000	205,732
Premiere Global Services, Inc. (I)	5,896	77,650
Singapore Telecommunications, Ltd.	888,000	2,759,594
Swisscom AG	1,859	1,079,982
TDC A/S	53,196	455,956
Telecom Corp. of New Zealand, Ltd.	155,694	382,174
Telecom Italia RSP	487,281	448,725
Telecom Italia SpA (I)	813,399	938,320
Telefonica Deutschland Holding AG (I)	23,833	181,690
Telefonica SA	461,591	7,323,041
Telekom Malaysia BHD	56,218	113,489
Telekomunikasi Indonesia Persero Tbk PT	6,084,100	1,390,642
Telenor ASA	62,668	1,439,555
TeliaSonera AB	158,325	1,156,380
Telstra Corp., Ltd.	382,796	1,989,498
TELUS Corp.	2,218	80,883
TPG Telecom, Ltd.	24,618	138,870
True Corp. PCL (I)	1,041,507	375,215
Turk Telekomunikasyon AS	24,756	71,695
tw telecom, inc. (I)	34,785	1,427,402
Verizon Communications, Inc.	816,889	40,697,410
Vivendi SA (I)	98,979	2,577,327
Vonage Holdings Corp. (I)	21,080	72,726
Windstream Holdings, Inc. (L)	120,532	1,362,012
XL Axiata Tbk PT	360,351	183,351
Ziggo NV	7,869	374,496

		130,370,920
Wireless Telecommunication Services - 0.7%
Advanced Info Service PCL	145,200	950,424
America Movil SAB de CV, Series L	3,953,000	4,857,836
Axiata Group BHD	134,253	295,277
Boingo Wireless, Inc. (I)	3,614	25,153
China Mobile, Ltd.	511,470	6,351,972
DiGi.Com BHD	163,020	296,479
Far EasTone
Telecommunications Company, Ltd.	173,000	368,473
KDDI Corp.	53,900	3,114,624
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	98,360	204,436
Millicom International Cellular SA	4,339	389,226
MTN Group, Ltd.	138,200	3,126,142
NTELOS Holdings Corp.	2,374	31,313
NTT DOCOMO, Inc.	142,000	2,459,035
RingCentral, Inc., Class A (I)(L)	3,571	47,959

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Rogers Communications, Inc., Class B	3,971	$161,864
Shenandoah Telecommunications Company	3,066	84,683
SK Telecom Company, Ltd.	748	202,131
SoftBank Corp.	88,800	6,416,255
Spok Holdings, Inc.	2,733	40,448
StarHub, Ltd.	67,000	222,494
Taiwan Mobile Company, Ltd.	177,000	564,074
Tele2 AB, B Shares	20,934	260,752
Telephone & Data Systems, Inc.	24,958	657,394
Tim Participacoes SA	71,189	399,116
Tower Bersama Infrastructure Tbk PT	231,600	155,912
Turkcell Iletisim Hizmetleri AS (I)	41,825	245,403
Vodacom Group, Ltd. (L)	29,802	359,424
Vodafone Group PLC	2,453,666	8,432,956

		40,741,193

		171,112,113
Utilities - 3.1%
Electric Utilities - 1.6%
ALLETE, Inc.	5,161	251,186
American Electric Power Company, Inc.	96,305	5,171,579
AusNet Services	150,050	198,577
Centrais Eletricas Brasileiras SA	22,831	83,124
Cheung Kong Infrastructure Holdings, Ltd.	51,000	368,123
Chubu Electric Power Company, Inc. (I)	59,900	692,114
Cleco Corp.	22,468	1,267,645
CLP Holdings, Ltd.	159,000	1,346,277
Contact Energy, Ltd.	31,294	145,256
CPFL Energia SA	20,208	203,931
Duke Energy Corp.	139,561	10,326,118
Edison International	64,299	3,802,643
EDP - Energias de Portugal SA	335,090	1,623,604
EDP - Energias do Brasil SA	20,032	101,122
El Paso Electric Company	4,961	195,166
Electricite de France SA	20,009	650,492
Enea SA	16,682	78,217
Enel SpA	532,434	2,820,127
Energa SA	15,257	99,394
Entergy Corp.	35,368	2,737,837
Exelon Corp.	169,392	5,661,081
FirstEnergy Corp.	82,791	2,834,764
Fortis, Inc. (L)	2,335	71,985
Fortum OYJ	40,007	1,005,045
Great Plains Energy, Inc.	38,774	995,329
Hawaiian Electric Industries, Inc. (L)	25,593	649,806
Hokuriku Electric Power Company	15,600	201,989
Iberdrola SA	586,925	4,312,407
IDACORP, Inc.	18,702	1,060,777
Korea Electric Power Corp.	19,460	813,983
Kyushu Electric Power Company, Inc. (I)	39,700	403,199
MGE Energy, Inc.	4,360	175,403
NextEra Energy, Inc.	86,072	8,473,788
Northeast Utilities	62,345	2,861,012
NRG Yield, Inc., Class A (L)	2,440	132,712
OGE Energy Corp.	50,222	1,884,329
Otter Tail Corp.	4,463	127,151
Pepco Holdings, Inc.	48,930	1,348,511
PGE SA (L)	54,362	370,242
Pinnacle West Capital Corp.	21,533	1,226,304
PNM Resources, Inc.	29,748	779,695
Portland General Electric Company	9,141	315,090
Power Assets Holdings, Ltd.	116,500	1,061,253
PPL Corp.	124,652	4,316,699

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Public Power Corp. SA (I)	8,296	$120,838
Red Electrica Corp. SA	12,215	1,028,217
Reliance Infrastructure, Ltd., GDR (S)	1,952	67,487
Shikoku Electric Power Company, Inc. (I)	16,600	203,959
SSE PLC	89,682	2,261,899
Tauron Polska Energia SA	79,468	124,118
Tenaga Nasional BHD	143,936	565,445
Terna Rete Elettrica Nazionale SpA	122,013	629,296
The Chugoku Electric Power Company, Inc.	27,600	364,015
The Empire District Electric Company	5,376	138,970
The Kansai Electric Power Company, Ltd. (I)	65,400	598,459
The Southern Company	175,780	7,804,632
Tohoku Electric Power Company, Inc.	42,100	464,744
Tokyo Electric Power Company, Inc. (I)	134,400	485,267
Transmissora Alianca de Energia Eletrica SA	7,855	81,901
UIL Holdings Corp.	6,846	255,014
Unitil Corp.	2,262	73,719
Westar Energy, Inc.	32,507	1,200,484
Xcel Energy, Inc.	99,025	3,173,751

		92,887,301
Gas Utilities - 0.3%
AGL Resources, Inc.	23,835	1,270,644
APA Group, Ltd.	71,931	521,049
Atmos Energy Corp.	25,267	1,277,500
Chesapeake Utilities Corp.	1,170	80,695
China Gas Holdings, Ltd.	166,000	295,554
China Resources Gas Group, Ltd.	74,000	215,925
Enagas SA	22,904	763,939
ENN Energy Holdings, Ltd.	64,000	451,655
GAIL India, Ltd., GDR	2,997	132,755
GAIL India, Ltd., GDR (Turquoise Exchange)	500	22,155
Gas Natural SDG SA	39,525	1,211,887
Hong Kong & China Gas Company, Ltd.	529,719	1,201,760
Korea Gas Corp. (I)	2,138	119,016
National Fuel Gas Company	21,187	1,619,534
New Jersey Resources Corp.	5,082	265,433
Northwest Natural Gas Company (L)	3,218	146,290
ONE Gas, Inc.	19,312	722,848
Osaka Gas Company, Ltd.	174,000	715,626
Perusahaan Gas Negara Persero Tbk PT	1,318,169	653,614
Petronas Gas BHD	36,299	262,458
Piedmont Natural Gas Company, Inc. (L)	9,206	344,304
Questar Corp.	44,170	1,038,437
Snam SpA	164,158	955,026
South Jersey Industries, Inc.	4,020	232,959
Southwest Gas Corp.	5,550	289,766
The Laclede Group, Inc.	3,866	191,174
Toho Gas Company, Ltd.	38,000	218,724
Tokyo Gas Company, Ltd.	219,000	1,243,629
UGI Corp.	29,023	1,537,639
WGL Holdings, Inc.	19,263	837,748

		18,839,743
Independent Power and Renewable Electricity
Producers - 0.1%
AES Corp.	130,176	1,976,072
Atlantic Power Corp. (L)	14,661	58,058
China Longyuan Power Group Corp., H Shares	248,000	268,026
China Resources Power
Holdings Company, Ltd.	160,532	486,859
Datang International Power Generation
Company, Ltd., H Shares	231,136	127,634
Dynegy, Inc. (I)	12,179	398,010

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power and Renewable Electricity
Producers (continued)
Electric Power Development Company, Ltd.	10,800	$353,812
Enel Green Power SpA	141,771	391,635
Glow Energy PCL	71,600	196,320
Huaneng Power International, Inc., H Shares	264,564	319,144
NRG Energy, Inc.	66,515	2,047,332
Ormat Technologies, Inc. (L)	2,163	59,547
Pattern Energy Group, Inc.	4,801	154,760
Tractebel Energia SA	13,747	230,355
TransAlta Corp.	2,943	33,942

		7,101,506
Multi-Utilities - 1.0%
AGL Energy, Ltd.	48,372	637,514
Alliant Energy Corp.	27,978	1,636,433
Ameren Corp.	47,872	1,914,401
ATCO, Ltd.	827	35,588
Avista Corp.	7,251	235,367
Black Hills Corp.	16,631	893,584
Canadian Utilities, Ltd., Class A	1,319	47,481
CenterPoint Energy, Inc.	84,678	2,103,402
Centrica PLC	471,296	2,501,698
CMS Energy Corp.	53,347	1,629,217
Consolidated Edison, Inc.	57,760	3,343,726
Dominion Resources, Inc.	114,779	8,059,781
DTE Energy Company	34,931	2,733,351
E.ON SE	174,615	3,178,003
GDF Suez	118,934	2,931,543
Integrys Energy Group, Inc.	15,770	1,070,625
MDU Resources Group, Inc.	48,323	1,512,993
National Grid PLC	346,204	5,173,675
NiSource, Inc.	62,060	2,461,920
NorthWestern Corp.	4,733	228,509
PG&E Corp.	91,701	4,262,262
Public Service Enterprise Group, Inc.	99,807	3,731,784
RWE AG	42,720	1,675,200
SCANA Corp.	28,074	1,458,164
Sempra Energy	44,980	4,766,531
Suez Environnement Company	22,678	418,272
TECO Energy, Inc.	40,090	725,629
Vectren Corp.	20,797	857,460
Veolia Environnement SA	34,151	627,389
Wisconsin Energy Corp. (L)	44,455	2,015,145
YTL Corp. BHD	225,117	115,709
YTL Power International BHD	75,163	35,533

		63,017,889
Water Utilities - 0.1%
American States Water Company	4,752	153,490
Aqua America, Inc.	44,655	1,116,822
Beijing Enterprises Water Group, Ltd. (I)	354,000	240,637
California Water Service Group	5,769	140,533
Cia de Saneamento Basico do Estado de
Sao Paulo	28,740	274,625
Cia de Saneamento de Minas Gerais-COPASA	5,055	90,328
Connecticut Water Service, Inc.	1,957	64,483
Guangdong Investment, Ltd.	204,780	247,225
Middlesex Water Company	2,963	60,830
Severn Trent PLC	22,175	716,497
SJW Corp.	2,002	54,735
United Utilities Group PLC	63,284	922,666

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
York Water Company	2,247	$45,344

		4,128,215

		185,974,654

TOTAL COMMON STOCKS (Cost $4,306,524,519)		$5,605,716,779

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	4,788	458,797
Hyundai Motor Company, Ltd.	1,841	272,467
Hyundai Motor Company, Ltd., 2nd Preferred	2,903	449,660
Lojas Americanas SA	42,805	302,895
Porsche Automobil Holding SE	13,349	1,218,288
Volkswagen AG	14,164	3,192,352

		5,894,459
Consumer Staples - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	11,856	603,366
Henkel AG & Company KGaA, 0.800%	15,529	1,630,076

		2,233,442
Energy - 0.1%
Petroleo Brasileiro SA	353,561	3,688,027
Financials - 0.2%
Banco Bradesco SA	176,995	3,229,161
Banco do Estado do Rio Grande do Sul SA,
B Shares	15,227	105,096
Itau Unibanco Holding SA	232,313	4,188,587
Itausa - Investimentos Itau SA	268,765	1,308,706

		8,831,550
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,566	1,576,974
Materials - 0.1%
Bradespar SA	19,100	174,490
Braskem SA, A Shares	13,057	88,952
Fuchs Petrolub AG	6,058	249,324
Gerdau SA	72,383	419,068
LG Chem, Ltd.	589	102,619
Metalurgica Gerdau SA	23,176	164,204
Suzano Papel e Celulose SA, A Shares	27,809	110,689
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	32,086	115,816
Vale SA	159,666	1,852,368

		3,277,530
Telecommunication Services - 0.0%
Oi SA	230,665	149,414
Telefonica Brasil SA	25,054	535,552

		684,966
Utilities - 0.0%
AES Tiete SA	8,525	76,624
Centrais Eletricas Brasileiras SA, B Shares	19,004	104,847
Cia Energetica de Minas Gerais	63,448	543,071
Cia Energetica de Sao Paulo, B Shares	15,883	224,852
Cia Paranaense de Energia, B Shares	8,637	153,024

		1,102,418

TOTAL PREFERRED SECURITIES (Cost $23,547,834)		$27,289,366

EXCHANGE-TRADED FUNDS - 0.4%
iShares MSCI India ETF (L)	577,285	17,892,949

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

EXCHANGE-TRADED FUNDS (continued)
iShares MSCI Russia Capped ETF (L)	451,372	$8,260,108

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,195,808)		$26,153,057

RIGHTS - 0.0%
AGL Energy Ltd. (I)(N)	9,674	24,757
Biglari Holdings, Inc. (I)(L)(N)	174	3,838
Bumi Resources Tbk PT (Expiration Date:
09/01/2014; Strike Price: IDR 250.00) (I)	558,215	48
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	2,760
Cubist Pharmaceuticals, Inc. (Expiration Date:
12/31/2016; Strike Price: $10.75) (I)	6,850	582
Forest Laboratories, Inc. (I)(N)	891	0
Groupe Fnac (I)(N)	4,898	22,139
Oversea-Chinese Banking Corp. Ltd. (I)(N)	35,996	67,723

TOTAL RIGHTS (Cost $36,993)		$121,847

WARRANTS - 0.0%
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	2,293
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	1,708
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	3
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	3,714
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	30,498

TOTAL WARRANTS (Cost $447)		$38,216

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	11,366,765	113,748,357

TOTAL SECURITIES LENDING
COLLATERAL (Cost $113,744,661)		$113,748,357

SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreement - 4.2%
Repurchase Agreement with State Street Corp.
dated 08/29/2014 at 0.000% to be
repurchased at $247,544,000 on 09/02/2014,
collateralized by $221,120,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at $252,502,260,
including interest)	$247,544,000	$247,544,000

TOTAL SHORT-TERM INVESTMENTS (Cost $247,544,000)		$247,544,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $4,715,594,262) - 101.3%		$6,020,611,622
Other assets and liabilities, net - (1.3%)		(78,420,410)

TOTAL NET ASSETS - 100.0%		$5,942,191,212

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.1%
U.S. Government - 9.5%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 01/15/2023	$67,441,396	$67,385,098
0.375%, 07/15/2023	12,596,553	12,816,993
0.625%, 07/15/2021	2,326,346	2,429,941
1.125%, 01/15/2021	4,140,062	4,439,894
1.250%, 07/15/2020	5,573,382	6,040,153
1.750%, 01/15/2028	29,919,669	34,835,381
2.000%, 01/15/2026	22,214,615	26,284,399
2.375%, 01/15/2025 to 01/15/2027	41,804,320	51,263,747
2.500%, 01/15/2029	12,765,690	16,305,182
3.625%, 04/15/2028	442,059	626,239
3.875%, 04/15/2029	2,609,550	3,850,514
U.S. Treasury Bonds 3.375%, 05/15/2044	200,000	211,750
U.S. Treasury Notes 2.000%, 08/31/2021	11,900,000	11,864,669

		238,353,960
U.S. Government Agency - 21.6%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	885,721
1.000%, 03/08/2017 to 09/29/2017	26,000,000	25,972,525
1.250%, 08/01/2019 to 10/02/2019	30,100,000	29,301,762
1.750%, 05/30/2019	1,100,000	1,103,574
2.375%, 01/13/2022	1,400,000	1,407,458
3.750%, 03/27/2019	700,000	764,226
4.000%, TBA (C)	34,000,000	35,945,942
4.000%, 05/01/2029 to 09/01/2030	821,233	879,463
4.289%, 11/01/2035 (P)	93,393	99,413
4.500%, TBA (C)	13,000,000	13,995,168
5.500%, 12/01/2036 to 01/01/2040	1,828,736	2,033,073
6.000%, 08/01/2022 to 05/01/2040	31,964,437	35,957,707
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	14,100,000	13,972,964
1.250%, 01/30/2017	4,600,000	4,648,944
1.875%, 09/18/2018	900,000	912,475
1.967%, 11/01/2034 (P)	151,404	159,757
1.971%, 05/01/2035 (P)	235,849	248,274
1.979%, 11/01/2035 (P)	145,784	152,595
2.193%, 01/01/2035 (P)	115,957	123,749
2.277%, 07/01/2034 (P)	115,285	123,607
2.300%, 03/01/2035 (P)	58,727	62,353
2.310%, 08/01/2022	2,700,000	2,635,628
2.341%, 06/01/2035 (P)	387,435	415,403
2.870%, 09/01/2027	2,000,000	1,900,245
3.000%, 10/01/2027 to 07/01/2029	26,657,632	27,664,656
3.330%, 11/01/2021	95,290	100,567
3.500%, TBA (C)	29,000,000	30,618,688
4.000%, TBA (C)	5,000,000	5,284,204
4.000%, 08/01/2018 to 01/01/2032	12,680,216	13,506,074
4.500%, TBA (C)	46,000,000	49,668,707
4.500%, 01/01/2018 to 08/01/2042	44,776,707	48,400,588
4.522%, 09/01/2035 (P)	56,380	60,450
5.000%, TBA (C)	42,000,000	46,234,759
5.000%, 05/11/2017 to 07/01/2041	11,291,005	12,503,507
5.375%, 06/12/2017	4,500,000	5,041,359
5.500%, 06/01/2018 to 09/01/2041	78,626,517	87,517,817
6.000%, TBA (C)	9,000,000	10,152,935
6.000%, 10/01/2026 to 12/01/2038	7,669,469	8,650,367
Government National
Mortgage Association
5.000%, TBA (C)	1,000,000	1,098,093

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.000%, 10/15/2033 to 09/15/2040		$17,355,646	$19,125,357

			539,330,154

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $779,423,738)			$777,684,114

FOREIGN GOVERNMENT
OBLIGATIONS - 16.4%
Brazil - 2.2%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		800,000	822,400
4.125%, 09/15/2017 (S)	EUR	600,000	836,066
Federative Republic of Brazil
9.044%, 01/01/2017 (Z)	BRL	6,000,000	2,083,473
9.847%, 07/01/2015 (Z)		20,000,000	8,183,346
9.859%, 01/01/2016 (Z)		74,000,000	28,616,727
9.874%, 10/01/2015 (Z)		5,000,000	1,988,260
10.112%, 04/01/2015 (Z)		27,000,000	11,339,288

			53,869,560
Canada - 0.7%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,107,131
1.600%, 09/21/2016		1,100,000	1,119,514
1.650%, 09/27/2019		1,800,000	1,771,254
3.000%, 07/16/2018		1,100,000	1,157,343
3.150%, 06/02/2022	CAD	1,400,000	1,342,728
4.000%, 06/02/2021		3,900,000	3,954,269
4.200%, 06/02/2020		1,200,000	1,225,042
4.400%, 06/02/2019		1,900,000	1,942,376
4.400%, 04/14/2020		$200,000	223,294
5.500%, 06/02/2018	CAD	700,000	732,035
Province of Quebec
3.500%, 07/29/2020		$700,000	751,202
3.500%, 12/01/2022	CAD	600,000	585,818
4.250%, 12/01/2021		2,800,000	2,874,011

			18,786,017
Italy - 7.2%
Republic of Italy
0.830%, 04/29/2016 (Z)	EUR	8,900,000	11,616,622
0.913%, 12/31/2015 (Z)		3,700,000	4,837,404
1.150%, 05/15/2017		15,000,000	19,985,376
2.250%, 05/15/2016		15,100,000	20,482,052
2.750%, 12/01/2015		1,100,000	1,488,984
3.000%, 11/01/2015		10,600,000	14,358,241
3.750%, 08/01/2015 to 08/01/2016		51,400,000	71,232,473
4.500%, 07/15/2015		9,700,000	13,207,358
4.750%, 09/15/2016 to 06/01/2017		16,000,000	23,059,371

			180,267,881
Mexico - 1.2%
Government of Mexico
9.500%, 12/18/2014	MXN	372,160,000	28,995,623

			28,995,623
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	727,043

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain - 5.1%
Kingdom of Spain
2.100%, 04/30/2017	EUR	11,500,000	$15,749,595
3.150%, 01/31/2016		7,900,000	10,805,793
3.250%, 04/30/2016		600,000	827,473
3.300%, 07/30/2016		40,400,000	56,105,732
3.750%, 10/31/2015		6,800,000	9,300,295
3.800%, 01/31/2017		8,100,000	11,512,325
4.250%, 10/31/2016		9,300,000	13,238,005
5.500%, 07/30/2017		6,100,000	9,155,643

			126,694,861

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $423,821,449)			$409,340,985

CORPORATE BONDS - 29.8%
Consumer Discretionary - 3.8%
Banque PSA Finance SA
4.000%, 06/24/2015		1,400,000	1,883,367
Daimler Finance North America LLC
0.920%, 08/01/2016 (P)(S)		$1,500,000	1,514,358
DISH DBS Corp.
6.625%, 10/01/2014		10,000,000	10,037,500
7.750%, 05/31/2015		23,500,000	24,616,250
Ford Motor Company
1.000%, 03/02/2015		14,000,000	13,956,474
Ford Motor Credit Company LLC
0.684%, 11/08/2016 (P)		8,300,000	8,296,257
3.984%, 06/15/2016		300,000	315,181
6.625%, 08/15/2017		2,200,000	2,512,257
7.000%, 04/15/2015		5,200,000	5,406,440
8.000%, 12/15/2016		1,000,000	1,146,247
8.700%, 10/01/2014		1,000,000	1,006,138
12.000%, 05/15/2015		7,660,000	8,261,433
Lennar Corp.
5.500%, 09/01/2014		8,900,000	8,900,000
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	5,403,923
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,168,830

			95,424,655
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		251,756	310,291
Energy - 1.6%
Eni SpA
1.000%, 05/15/2015		20,400,000	20,335,569
Gazprom OAO Via Gaz Capital SA
4.950%, 05/23/2016		7,000,000	7,115,990
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,658,848
Petrobras International Finance Company
2.875%, 02/06/2015		221,000	222,680
3.875%, 01/27/2016		5,900,000	6,064,498
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,856,250

			40,253,835
Financials - 18.4%
AIG Life Holdings, Inc.
7.570%, 12/01/2045 (S)		3,700,000	4,952,572
Ally Financial, Inc.
2.434%, 12/01/2014 (P)		3,100,000	3,100,257

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
3.500%, 07/18/2016		$345,000	$353,625
4.625%, 06/26/2015		1,200,000	1,231,500
5.500%, 02/15/2017		5,500,000	5,871,250
6.750%, 12/01/2014		11,100,000	11,252,625
7.500%, 09/15/2020		1,200,000	1,435,500
8.300%, 02/12/2015		6,500,000	6,695,000
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,491,031
American International Group, Inc.
6.250%, 03/15/2037		$1,100,000	1,241,345
Banco Bilbao Vizcaya Argentaria SA
1.000%, 05/16/2016		5,500,000	5,497,998
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		2,500,000	2,593,825
4.500%, 04/06/2015 (S)		400,000	408,400
Bank of America Corp.
3.700%, 09/01/2015		900,000	926,491
6.400%, 08/28/2017		3,100,000	3,521,451
6.500%, 08/01/2016		7,900,000	8,682,700
6.875%, 04/25/2018		11,400,000	13,292,674
Bank of America NA
0.654%, 05/08/2017 (P)		1,700,000	1,699,057
0.703%, 11/14/2016 (P)		9,700,000	9,725,530
6.000%, 10/15/2036		2,700,000	3,358,832
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,426,811
Bank of New York Mellon Corp.
0.463%, 10/23/2015 (P)		7,500,000	7,512,765
Bank of Nova Scotia
0.544%, 04/11/2017 (P)		20,400,000	20,410,486
1.000%, 02/10/2015	CAD	19,400,000	17,739,768
1.650%, 10/29/2015 (S)		$1,100,000	1,115,347
1.950%, 01/30/2017 (S)		1,100,000	1,124,554
Barclays Bank PLC
1.000%, 05/01/2015		45,700,000	45,690,951
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	943,650
6.500%, 03/10/2021 (S)		1,900,000	2,137,500
BPCE SA
0.801%, 11/18/2016 (P)		15,900,000	15,965,778
Citigroup, Inc.
0.760%, 05/01/2017 (P)		11,700,000	11,712,262
2.250%, 08/07/2015		4,200,000	4,263,718
3.953%, 06/15/2016		10,600,000	11,142,179
4.450%, 01/10/2017		400,000	428,830
5.500%, 10/15/2014		5,109,000	5,139,955
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	2,055,675
HSBC Finance Corp.
5.500%, 01/19/2016		$4,295,000	4,560,345
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,966,582
JPMorgan Chase & Company
0.784%, 04/25/2018 (P)		4,200,000	4,219,627
3.150%, 07/05/2016		500,000	519,829
3.700%, 01/20/2015		9,600,000	9,719,923
Morgan Stanley
1.514%, 04/25/2018 (P)		18,000,000	18,492,534
6.000%, 04/28/2015		700,000	724,751
Morgan Stanley Company
5.375%, 10/15/2015		4,600,000	4,835,230

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		$3,800,000	$4,087,170
National Australia Bank, Ltd.
0.515%, 06/30/2017 (P)(S)		11,600,000	11,603,298
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	308,376
Navient LLC
5.050%, 11/14/2014		10,000,000	10,075,000
6.000%, 01/25/2017		1,100,000	1,182,500
6.250%, 01/25/2016		5,100,000	5,406,000
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,015,283
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,617,464
Rabobank Nederland NV
0.565%, 04/28/2017 (P)		6,100,000	6,096,761
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,560,937
Royal Bank of Canada
1.370%, 05/07/2015	CAD	23,800,000	21,903,092
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		$6,800,000	7,803,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,900,000
Springleaf Finance Corp.
6.900%, 12/15/2017		18,800,000	20,539,000
State Bank of India
4.500%, 07/27/2015 (S)		1,700,000	1,746,079
The Bear Stearns Companies LLC
5.300%, 10/30/2015		19,900,000	20,947,874
7.250%, 02/01/2018		7,000,000	8,244,152
The Blackstone Group LP
2.324%, 03/18/2019		1,100,000	1,104,171
Turkiye Garanti Bankasi AS
2.734%, 04/20/2016 (P)(S)		900,000	899,100
US Bank NA
0.352%, 04/22/2016 (P)		2,200,000	2,200,255

			459,420,225
Health Care - 1.5%
AbbVie, Inc.
0.997%, 11/06/2015 (P)		4,965,000	5,002,535
HCA, Inc.
6.375%, 01/15/2015		13,700,000	13,905,500
McKesson Corp.
0.630%, 09/10/2015 (P)		2,000,000	2,003,662
Thermo Fisher Scientific, Inc.
1.000%, 09/26/2014		15,600,000	15,595,050

			36,506,747
Industrials - 1.5%
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	636,000
6.500%, 09/01/2014 (S)		3,000,000	3,000,000
6.750%, 09/01/2016 (S)		1,300,000	1,421,875
John Deere Capital Corp.
0.362%, 04/12/2016 (P)		20,200,000	20,206,464
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		10,412,500	11,188,231

			36,452,570

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 0.0%
Apple, Inc.
2.850%, 05/06/2021	$1,000,000	$1,018,160

		1,018,160
Materials - 0.7%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	302,575
CSN Resources SA
6.500%, 07/21/2020	1,800,000	1,882,800
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,791,000
7.250%, 10/20/2017	2,300,000	2,607,625
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	400,000	395,000
Rohm & Haas Company
6.000%, 09/15/2017	431,000	486,702

		17,465,702
Telecommunication Services - 2.2%
Telefonica Emisiones SAU
0.880%, 06/23/2017 (P)	8,800,000	8,792,678
Verizon Communications, Inc.
0.631%, 06/09/2017 (P)	11,900,000	11,939,199
1.981%, 09/14/2018 (P)	1,100,000	1,157,709
2.500%, 09/15/2016	1,400,000	1,443,385
3.650%, 09/14/2018	3,600,000	3,839,807
Vodafone Group PLC
1.000%, 06/29/2015	27,700,000	27,586,087

		54,758,865
Utilities - 0.1%
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,736,790	1,828,088

TOTAL CORPORATE BONDS (Cost $719,724,650)		$743,439,138

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.1%
Chrysler Group LLC TBD 05/24/2017 (T)	1,800,000	1,796,465
MGM Resorts International
TBD 12/20/2017 (T)	200,000	199,500

		1,995,965
Health Care - 0.2%
HCA, Inc.
TBD 02/02/2016 (T)	3,072,883	3,067,121
TBD 03/31/2017 (T)	3,400,000	3,395,750

		6,462,871

TOTAL TERM LOANS (Cost $8,475,577)		$8,458,836

MUNICIPAL BONDS - 6.3%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,514,960
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,214,600
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	28,904,800
California State University
6.434%, 11/01/2030	1,200,000	1,430,448
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,769,497
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	110,026

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Chicago Transit Authority, Series A
(Illinois) (continued)
6.899%, 12/01/2040	$2,700,000	$3,397,761
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	2,600,000	3,271,918
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,208,720
City of San Antonio (Texas)
6.308%, 02/01/2037	2,600,000	2,952,144
City of San Antonio Water System
Revenue (Texas) 5.000%, 05/15/2040	21,400,000	22,037,292
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,988,784
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	6,900,000	8,880,783
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	240,772
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	655,000	632,704
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	4,500,000	6,346,260
Los Angeles Unified School District
(California) 6.758%, 07/01/2034	2,700,000	3,679,695
Mississippi Development Bank
6.313%, 01/01/2033	700,000	840,231
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,500,000	8,162,715
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,677,922
5.000%, 06/15/2037	800,000	850,280
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	339,219
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2023	4,300,000	4,552,496
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,220,000	1,102,965
State of California
7.500%, 04/01/2034	6,100,000	8,916,187
7.600%, 11/01/2040	1,600,000	2,448,352
7.950%, 03/01/2036	17,300,000	21,336,436
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,139,430
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	2,870,000	2,474,342
Truckee Meadows Water Authority,
Series A (Nevada) 5.000%, 07/01/2036	200,000	206,016
University of California
6.270%, 05/15/2031	5,300,000	5,878,760
6.398%, 05/15/2031	2,800,000	3,469,004

TOTAL MUNICIPAL BONDS (Cost $138,645,067)		$156,975,519

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.6%
Commercial & Residential - 9.3%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.332%, 02/25/2045 (P)	106,034	106,900

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.598%, 05/16/2047 (P)(S)	EUR	1,782,856	$2,367,157
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,808,455	8,412,478
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.416%, 10/03/2039 (P)(S)		7,703,775	7,650,793
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.634%, 07/25/2035 (P)		2,099,067	1,937,661
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		1,616,105	1,483,829
Series 2011-RR5, Class 12A1,
5.333%, 03/26/2037 (P)(S)		336,938	332,277
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		3,393,371	3,530,630
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,655,432	2,667,023
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.656%, 11/25/2034 (P)		1,472,804	1,419,393
Series 2004-9, Class 22A1,
3.121%, 11/25/2034 (P)		369,388	372,906
Series 2005-1, Class 2A1,
2.687%, 03/25/2035 (P)		2,958,431	2,896,230
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.607%, 09/25/2035 (P)		691,548	601,485
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		382,452	409,256
Series 2007-PW16, Class A1A,
5.897%, 06/11/2040 (P)		11,015,912	12,133,653
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,653,701
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.695%, 02/22/2035 (P)		2,848,483	2,481,111
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.481%, 01/15/2046 (P)		10,918,430	11,467,682
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,923,672	11,773,588
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.510%, 05/25/2035 (P)		432,354	422,977
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		4,142,025	4,095,577
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		830,682	895,381
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1,
1.117%, 12/25/2035 (P)		5,192,728	4,076,323

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-81, Class A1,
0.435%, 02/25/2037 (P)		$4,685,914	$3,759,138
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.501%, 11/25/2034 (P)		996,448	938,453
Series 2004-HYB9, Class 1A1,
2.467%, 02/20/2035 (P)		1,616,444	1,603,792
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		249,078	229,605
European Loan Conduit, Series 25X,
Class A
0.348%, 05/15/2019 (P)	EUR	62,117	79,986
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
4.832%, 02/25/2035 (P)		$1,710,660	1,632,562
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.269%, 12/20/2054 (P)	EUR	1,432,517	1,869,456
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$71,694	72,042
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,514,710
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.005%, 11/25/2035 (P)		692,446	687,526
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.425%, 10/25/2035 (P)		4,076,228	3,660,938
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,962,687	3,186,296
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		378,739	409,941
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
2.734%, 02/25/2035 (P)		209,276	207,562
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		121,144	112,827
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.127%, 04/25/2035 (P)		623,544	594,100
Series 2005-2, Class 1A,
1.572%, 10/25/2035 (P)		4,259,896	4,201,356
Series 2005-2, Class 3A,
1.155%, 10/25/2035 (P)		355,473	338,595
Series 2005-3, Class 4A,
0.405%, 11/25/2035 (P)		123,871	117,429
Series 2005-A10, Class A,
0.365%, 02/25/2036 (P)		708,278	650,042
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,172,386
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		11,724,258	12,608,420

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	$613,150	$616,388
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.991%, 08/12/2045 (P)(S)	870,431	951,532
Series 2010-R4, Class 4B,
0.459%, 02/26/2037 (P)(S)	8,481,521	5,435,493
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.595%, 12/15/2030 (P)	1,435,007	1,363,664
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.535%, 12/25/2035 (P)	2,000,000	1,687,446
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.315%, 02/25/2037 (P)	10,789,415	8,869,374
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035	3,784,804	3,767,575
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.405%, 02/26/2037 (P)(S)	2,290,413	2,139,330
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.394%, 02/25/2035 (P)	18,330,191	18,156,714
Structured Asset Mortgage
Investments II Trust, Series 2005-AR8,
Class A1A
0.435%, 02/25/2036 (P)	389,120	323,801
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR5, Class A3,
0.405%, 07/19/2035 (P)	1,263,730	1,224,142
Series 2007-AR2, Class 2A1,
0.285%, 03/25/2037 (P)	2,015,952	1,556,722
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.612%, 10/28/2035 (P)(S)	303,046	287,471
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.605%, 09/25/2034 (P)	1,527,177	1,401,038
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.355%, 09/25/2036 (P)	8,743,978	8,279,131
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A1A,
5.557%, 03/15/2045 (P)	15,027,963	15,906,422
Series 2007-WHL8, Class A1,
0.235%, 06/15/2020 (P)(S)	1,185,645	1,178,589
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.318%, 05/25/2041 (P)	43,663	43,677
Series 2002-AR17, Class 1A,
1.317%, 11/25/2042 (P)	104,496	102,357
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	2,909,416	3,062,099
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	10,494,862	11,132,309

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2005-AR19, Class A1A1,
0.425%, 12/25/2045 (P)	$1,763,992	$1,688,609
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)	778,022	780,651
Series 2005-AR13, Class 1A5,
5.254%, 05/25/2035 (P)	3,613,996	3,651,560
Series 2005-AR4, Class 1A3,
2.615%, 04/25/2035 (P)	8,220,399	8,533,062
Series 2006-AR2, Class 2A1,
2.615%, 03/25/2036 (P)	1,004,409	1,005,657
Series 2006-AR2, Class 2A5,
2.615%, 03/25/2036 (P)	3,131,393	3,024,600

		232,004,586
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2637, Class F,
0.555%, 06/15/2018 (P)	40,908	41,033
Series 3149, Class LF,
0.455%, 05/15/2036 (P)	697,461	698,293
Series 3335, Class FT,
0.305%, 08/15/2019 (P)	993,853	994,178
Series T-63, Class 1A1,
1.322%, 02/25/2045 (P)	103,694	106,131
Federal National Mortgage Association
Series 2003-W6, Class F,
0.505%, 09/25/2042 (P)	793,888	786,263
Series 2005-120, Class NF,
0.255%, 01/25/2021 (P)	627,023	626,758
Series 2005-75, Class FL,
0.605%, 09/25/2035 (P)	1,620,084	1,623,465
Series 2006-5, Class 3A2,
2.210%, 05/25/2035 (P)	118,682	122,011
Series 2007-30, Class AF,
0.465%, 04/25/2037 (P)	655,232	654,073
Series 2007-73, Class A1,
0.215%, 07/25/2037 (P)	821,870	804,440

		6,456,645

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $237,519,992)		$238,461,231

ASSET BACKED SECURITIES - 3.4%
Access Group, Inc., Series 2008-1,
Class A
1.534%, 10/27/2025 (P)	5,425,955	5,462,917
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017	21,500,000	21,501,204
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.255%, 05/25/2037 (P)	553,336	527,068
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.475%, 10/25/2035 (P)	164,062	163,314
GSAMP Trust, Series 2007-FM1,
Class A2A
0.225%, 12/25/2036 (P)	281,872	151,980

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Hillmark Funding, Series 2006-1A,
Class A1
0.484%, 05/21/2021 (P)(S)		$5,865,100	$5,791,921
HSI Asset Loan Obligation,
Series 2007-WF1, Class A1
0.215%, 12/25/2036 (P)		430,304	198,415
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.215%, 03/25/2047 (P)		249,838	242,130
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%, 10/25/2034 (P)		58,753	53,386
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.315%, 09/15/2016 (P)		9,300,000	9,297,647
Penta CLO SA, Series 2007-1X, Class A1
0.614%, 06/04/2024 (P)	EUR	968,307	1,253,604
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.435%, 08/15/2017 (P)		$23,300,000	23,298,602
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.215%, 12/25/2036 (P)		470,458	172,977
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		895,227	997,439
Toyota Auto Receivables Owner Trust,
Series 2014-B, Class A2
0.400%, 12/15/2016		13,400,000	13,381,776
Wood Street CLO BV, Series I, Class A
0.657%, 11/22/2021 (P)	EUR	1,083,805	1,412,545

TOTAL ASSET BACKED SECURITIES (Cost $84,097,705)			$83,906,925

PREFERRED SECURITIES - 1.6%
Financials - 1.6%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$24,516,000
Wells Fargo & Company,
Series L, 7.500%		13,070	15,892,728

TOTAL PREFERRED SECURITIES (Cost $39,503,975)			$40,408,728

SHORT-TERM INVESTMENTS - 9.0%
Certificate of Deposit - 0.2%
Credit Suisse New York 0.464%,
03/17/2015 *		$1,600,000	$1,599,826
Itau Unibanco Holding SA 1.471%,
10/31/2014 *		2,100,000	2,096,283

			3,696,109
Foreign Government - 3.4%
Government of Mexico
2.807%, 11/13/2014 *	MXN	263,000,000	1,999,055
2.816%, 12/24/2014 *		2,147,000,000	16,264,119
2.842%, 01/22/2015 *		3,734,000,000	28,215,268
2.864%, 12/11/2014 *		481,000,000	3,647,754
2.918%, 02/19/2015 *		840,810,000	6,341,173
2.924%, 02/05/2015 *		3,872,000,000	29,225,468

			85,692,837

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 5.4%
Repurchase Agreement with Bank of
America dated 08/29/2014 at 0.080% to
be repurchased at $5,200,046 on
09/02/2014, collateralized by
$5,220,000 U.S. Treasury Notes,
2.250% due 04/30/2021 (valued at
$5,346,706, including interest)	$5,200,000	$5,200,000
Repurchase Agreement with Barclays
Capital dated 08/29/2014 at 0.060% to
be repurchased at $20,800,243 on
09/05/2014, collateralized by
$20,110,000 Treasury Inflation Index
Notes, 0.625% due 01/15/2024 (valued
at $21,338,669, including interest)	20,800,000	20,800,000
Repurchase Agreement with Barclays
Capital dated 08/29/2014 at 0.060% to
be repurchased at $46,600,854 on
09/09/2014, collateralized by
$37,835,000 Treasury Inflation Index
Notes, 1.625% due 01/15/2015 (valued
at $47,584,886, including interest)	46,600,000	46,600,000
Repurchase Agreement with Morgan
Stanley dated 08/29/2014 at 0.080% to
be repurchased at $62,700,557 on
09/02/2014, collateralized by
$49,341,600 U.S. Treasury Bonds,
4.625% due 02/15/2040 (valued at
$64,215,478, including interest)	62,700,000	62,700,000

		135,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $224,580,789)		$224,688,946

Total Investments (Total Return Fund)
(Cost $2,655,792,942) - 107.5%		$2,683,364,422
Other assets and liabilities, net - (7.5%)		(186,681,726)

TOTAL NET ASSETS - 100.0%		$2,496,682,696

SALE COMMITMENTS OUTSTANDING - (0.6)%

U.S. GOVERNMENT AGENCY - (0.6)%
Federal National Mortgage Association
5.500%, TBA (C)	(14,000,000)	(15,571,170)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(15,525,000))		$(15,571,170)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 83.9%
Consumer Discretionary - 15.6%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$3,155,000	$3,336,413
American Greetings Corp.
7.375%, 12/01/2021	1,460,000	1,551,250
CBS Outdoor Americas Capital LLC
5.250%, 02/15/2022 (S)	230,000	235,175
5.625%, 02/15/2024 (S)	25,000	25,750
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	5,192,000	5,529,480

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cinemark USA, Inc.
5.125%, 12/15/2022	$700,000	$711,375
7.375%, 06/15/2021	1,775,000	1,930,313
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,566,650
CSC Holdings LLC
5.250%, 06/01/2024 (S)	210,000	207,900
7.875%, 02/15/2018	750,000	856,875
CSC Holdings, Inc.
7.625%, 07/15/2018	2,350,000	2,684,853
DineEquity, Inc.
9.500%, 10/30/2018	1,702,000	1,802,588
DISH DBS Corp.
5.125%, 05/01/2020	375,000	384,375
7.875%, 09/01/2019	1,000,000	1,160,000
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)	1,915,000	2,029,900
General Motors Financial Company, Inc.
6.750%, 06/01/2018	500,000	561,875
GLP Capital LP
5.375%, 11/01/2023	975,000	1,031,063
Gray Television, Inc.
7.500%, 10/01/2020	5,650,000	5,960,750
Greektown Holdings LLC
8.875%, 03/15/2019 (L)(S)	6,720,000	6,888,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	90,000	89,325
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (S)	845,000	895,700
Interactive Data Corp.
5.875%, 04/15/2019 (S)	2,850,000	2,839,313
Lamar Media Corp.
5.875%, 02/01/2022	500,000	525,000
Light Tower Rentals Inc
8.125%, 08/01/2019 (S)	570,000	584,250
LIN Television Corp.
6.375%, 01/15/2021	350,000	362,250
8.375%, 04/15/2018	2,225,000	2,325,125
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	255,625
7.000%, 09/01/2020 (S)	255,000	274,763
LKQ Corp.
4.750%, 05/15/2023	2,000,000	1,955,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	1,625,000	1,669,688
National CineMedia LLC
6.000%, 04/15/2022	370,000	384,800
7.875%, 07/15/2021	750,000	810,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	1,275,000	1,351,500
Nielsen Finance LLC
4.500%, 10/01/2020	1,000,000	1,005,000
Penske Automotive Group, Inc.
5.750%, 10/01/2022	3,000,000	3,105,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	4,275,000	4,584,938
Regal Entertainment Group
5.750%, 03/15/2022	2,000,000	2,050,000
Service Corp. International
7.000%, 06/15/2017	65,000	71,744
8.000%, 11/15/2021	2,290,000	2,702,200
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,431,875

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sotheby’s
5.250%, 10/01/2022 (S)	$1,750,000	$1,706,250
Speedway Motorsports, Inc.
6.750%, 02/01/2019	2,588,000	2,710,930
Tempur Sealy International, Inc.
6.875%, 12/15/2020	125,000	135,313
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	480,000	496,800
The William Carter Company
5.250%, 08/15/2021	555,000	579,975
Toys R Us Property Company II LLC
8.500%, 12/01/2017 (L)	327,000	334,358
Videotron, Ltd.
6.375%, 12/15/2015	1,195,000	1,197,988
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	132,969

		76,022,264
Consumer Staples - 1.4%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	985,000
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	218,325
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)	445,000	442,775
Darling International, Inc.
5.375%, 01/15/2022 (S)	150,000	155,625
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	145,000	144,638
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	925,000	922,688
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	1,490,000	1,478,825
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	2,040,000	2,167,500

		6,515,376
Energy - 16.0%
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	4,025,813
Compressco Partners LP
7.250%, 08/15/2022 (S)	1,120,000	1,131,200
Crestwood Midstream Partners LP
6.000%, 12/15/2020	945,000	980,438
6.125%, 03/01/2022	600,000	621,000
Denbury Resources, Inc.
5.500%, 05/01/2022	210,000	215,250
6.375%, 08/15/2021	150,000	160,125
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,735,000	1,856,450
El Paso LLC
6.500%, 09/15/2020	255,000	296,973
Energy Transfer Equity LP
7.500%, 10/15/2020	600,000	694,500
Era Group, Inc.
7.750%, 12/15/2022	3,760,000	4,032,600
Exterran Partners LP
6.000%, 04/01/2021	2,175,000	2,196,750
Forum Energy Technologies, Inc.
6.250%, 10/01/2021 (S)	250,000	265,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,350,000	5,390,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	$3,310,000	$3,235,525
5.875%, 04/01/2020	670,000	683,400
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	3,675,000	3,803,625
7.768%, 12/15/2037 (S)	7,150,000	7,418,125
9.625%, 06/01/2019 (S)	510,000	557,175
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,610,800
PHI, Inc.
5.250%, 03/15/2019	4,675,000	4,733,438
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	4,325,000	4,562,875
6.875%, 04/15/2040 (S)	4,000,000	4,240,000
7.500%, 07/15/2038 (S)	3,200,000	3,472,000
Rose Rock Midstream LP
5.625%, 07/15/2022 (S)	215,000	219,300
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,050,000	1,092,750
5.750%, 05/15/2024 (S)	250,000	260,000
6.250%, 03/15/2022 (S)	2,258,000	2,449,930
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,817,619
7.500%, 11/30/2016	5,225,000	5,675,656
7.500%, 11/30/2016 (S)	1,563,000	1,670,456
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	3,045,600
Teekay Corp.
8.500%, 01/15/2020	2,005,000	2,270,663
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	1,156,400

		77,841,561
Financials - 13.7%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,027,650
5.500%, 02/15/2017	1,965,000	2,097,638
7.500%, 09/15/2020	1,550,000	1,854,188
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,020,000	2,136,150
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,867,500
5.000%, 05/15/2017	434,000	458,413
5.250%, 03/15/2018	400,000	427,000
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,428,750
DuPont Fabros Technology LP
5.875%, 09/15/2021	6,650,000	6,949,250
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	3,995,000	4,204,738
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	1,885,000	1,906,206
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,965,125
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	115,288
7.375%, 04/01/2020 (S)	350,000	365,750
MPT Operating Partnership LP
5.500%, 05/01/2024	765,000	795,600
6.375%, 02/15/2022	1,600,000	1,720,000
6.875%, 05/01/2021	2,075,000	2,230,625
Navient Corp.
6.125%, 03/25/2024	550,000	565,125

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Navient LLC
7.250%, 01/25/2022	$500,000	$558,125
8.000%, 03/25/2020	4,500,000	5,197,500
8.450%, 06/15/2018	3,140,000	3,654,018
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	684,125
5.875%, 03/15/2022 (S)	525,000	563,063
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,178,625
Sabra Health Care LP
5.375%, 06/01/2023	125,000	126,563
5.500%, 02/01/2021	750,000	780,938
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	132,925
Springleaf Finance Corp.
5.750%, 09/15/2016	1,650,000	1,740,750
6.000%, 06/01/2020	5,100,000	5,342,250
6.500%, 09/15/2017	1,200,000	1,291,500
7.750%, 10/01/2021	1,430,000	1,623,050
The Geo Group, Inc.
5.875%, 01/15/2022	1,875,000	1,917,188
6.625%, 02/15/2021	2,200,000	2,321,000
USI, Inc.
7.750%, 01/15/2021 (S)	3,500,000	3,605,000

		66,831,616
Health Care - 7.9%
Aviv Healthcare Properties LP
6.000%, 10/15/2021	650,000	685,750
Capella Healthcare, Inc.
9.250%, 07/01/2017	950,000	995,719
Centene Corp.
5.750%, 06/01/2017	1,225,000	1,310,750
Community Health Systems, Inc.
6.875%, 02/01/2022 (S)	1,300,000	1,381,250
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,000,000	1,910,000
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	500,000	533,125
DaVita Healthcare Partners, Inc.
5.125%, 07/15/2024	845,000	857,147
DaVita HealthCare Partners, Inc.
6.625%, 11/01/2020	1,750,000	1,846,250
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	791,963
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	813,750
6.500%, 09/15/2018 (S)	1,000,000	1,115,000
HealthSouth Corp.
5.750%, 11/01/2024	250,000	262,500
7.250%, 10/01/2018	486,000	505,440
8.125%, 02/15/2020	1,065,000	1,128,900
Hologic, Inc.
6.250%, 08/01/2020	3,050,000	3,217,750
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (S)	2,000,000	2,090,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	400,000	418,500
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	1,950,000	2,067,000
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	620,000	680,450
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	1,225,000	1,329,125

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Select Medical Corp.
6.375%, 06/01/2021	$5,815,000	$6,043,966
Tenet Healthcare Corp.
4.750%, 06/01/2020	1,400,000	1,424,500
6.000%, 10/01/2020	4,600,000	4,991,000
6.250%, 11/01/2018	775,000	844,750
8.125%, 04/01/2022	300,000	345,375
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	106,706
7.500%, 07/15/2021 (S)	700,000	763,000

		38,459,666
Industrials - 7.5%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (L)(S)	1,515,000	1,662,713
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	508,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,350,000	4,730,625
Aviation Capital Group Corp.
6.750%, 04/06/2021 (S)	1,643,000	1,856,227
7.125%, 10/15/2020 (S)	1,200,000	1,369,877
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	388,500
Columbus McKinnon Corp.
7.875%, 02/01/2019	2,375,000	2,511,563
Covanta Holding Corp.
5.875%, 03/01/2024	945,000	978,075
6.375%, 10/01/2022	1,762,000	1,889,745
7.250%, 12/01/2020	2,081,000	2,247,480
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,568,000	3,898,040
Interface, Inc.
7.625%, 12/01/2018	202,000	212,100
Iron Mountain, Inc.
5.750%, 08/15/2024	2,675,000	2,748,563
6.000%, 08/15/2023	5,200,000	5,551,000
The ADT Corp.
4.125%, 04/15/2019 (L)	270,000	270,675
6.250%, 10/15/2021 (L)	2,050,000	2,167,875
TransDigm, Inc.
5.500%, 10/15/2020	850,000	850,000
United Rentals North America, Inc.
5.750%, 07/15/2018	1,585,000	1,668,213
Watco Companies LLC
6.375%, 04/01/2023 (S)	1,030,000	1,053,175

		36,563,196
Information Technology - 5.3%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	756,875
6.125%, 09/15/2023 (S)	210,000	231,000
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,500,000	2,650,000
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)	1,265,000	1,277,650
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	1,235,000	1,185,600
Emdeon, Inc.
11.000%, 12/31/2019	3,300,000	3,729,000
Equinix, Inc.
4.875%, 04/01/2020	120,000	122,400
7.000%, 07/15/2021	75,000	81,844

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp.
6.750%, 11/01/2020 (S)	$1,466,000	$1,586,945
7.375%, 06/15/2019 (S)	300,000	320,250
11.750%, 08/15/2021	1,250,000	1,478,125
First Data Holdings, Inc., PIK
14.500%, 09/24/2019 (S)	155,816	176,462
Micron Technology, Inc.
5.875%, 02/15/2022 (S)	1,400,000	1,499,750
NCR Corp.
4.625%, 02/15/2021	475,000	476,188
5.000%, 07/15/2022	2,510,000	2,522,550
5.875%, 12/15/2021	1,765,000	1,848,838
6.375%, 12/15/2023	715,000	772,200
SunGard Data Systems, Inc.
6.625%, 11/01/2019	3,600,000	3,771,000
7.375%, 11/15/2018	1,021,000	1,066,945
7.625%, 11/15/2020	325,000	349,781

		25,903,403
Materials - 2.0%
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	630,000	652,838
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,704,798
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,187,500
Novelis, Inc.
8.750%, 12/15/2020	1,150,000	1,272,188
Sealed Air Corp.
8.375%, 09/15/2021 (S)	2,410,000	2,711,250
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,300,000	2,360,375

		9,888,949
Telecommunication Services - 10.9%
GCI, Inc.
6.750%, 06/01/2021	725,000	734,063
8.625%, 11/15/2019	5,400,000	5,649,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,125,000	1,120,781
6.625%, 12/15/2022	1,050,000	1,097,250
7.250%, 04/01/2019 to 10/15/2020	6,150,000	6,503,250
7.500%, 04/01/2021	1,050,000	1,136,625
Intelsat Luxembourg SA
7.750%, 06/01/2021	1,490,000	1,571,950
8.125%, 06/01/2023	2,250,000	2,435,625
Level 3 Escrow II, Inc.
5.375%, 08/15/2022 (S)	2,200,000	2,211,000
Level 3 Financing, Inc.
6.125%, 01/15/2021 (S)	655,000	691,025
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	3,100,000	3,255,000
SBA Communications Corp.
5.625%, 10/01/2019	190,000	199,025
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,201,000	2,322,055
Sprint Capital Corp.
6.875%, 11/15/2028	125,000	121,875
6.900%, 05/01/2019	2,000,000	2,147,500
8.750%, 03/15/2032	600,000	669,000
Sprint Communications, Inc.
7.000%, 08/15/2020	5,700,000	6,084,750
9.000%, 11/15/2018 (S)	450,000	534,938

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Corp.
7.250%, 09/15/2021 (S)	$255,000	$270,300
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,500,000	5,823,125
T-Mobile USA, Inc.
5.250%, 09/01/2018	455,000	469,219
6.125%, 01/15/2022	105,000	108,806
6.250%, 04/01/2021	1,010,000	1,047,875
6.464%, 04/28/2019	205,000	213,713
6.542%, 04/28/2020	205,000	215,250
6.625%, 04/01/2023	600,000	631,500
6.633%, 04/28/2021	800,000	842,000
6.731%, 04/28/2022	2,500,000	2,637,500
6.836%, 04/28/2023	1,135,000	1,204,519
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	875,500

		52,824,769
Utilities - 3.6%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,850,000	3,035,250
7.000%, 05/20/2022	1,110,000	1,204,350
Calpine Corp.
5.875%, 01/15/2024 (S)	490,000	524,300
6.000%, 01/15/2022 (S)	1,500,000	1,616,250
IPALCO Enterprises, Inc.
5.000%, 05/01/2018	100,000	106,000
7.250%, 04/01/2016 (S)	3,340,000	3,598,850
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,916,000
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	2,650,000	2,683,125
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	1,457,000	1,538,160

		17,222,285

TOTAL CORPORATE BONDS (Cost $393,699,523)		$408,073,085

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Emigrant Capital Trust I
2.533%, 12/10/2033 (P)(S)	2,450,000	1,666,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,024,936)		$1,666,000

TERM LOANS (M) - 13.9%
Consumer Discretionary - 3.2%
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,031,908
Allison Transmission, Inc.
3.750%, 08/23/2019	700,000	696,938
CCM Merger, Inc.
4.500%, 07/18/2021	420,000	419,125
Centaur Acquisition LLC
8.750%, 02/15/2020	2,355,000	2,380,512
Federal-Mogul Holdings Corp.
4.750%, 04/15/2021	2,965,000	2,956,351
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,400,000
Learfield Communications, Inc.
8.750%, 10/09/2021	185,000	186,388
TGI Friday’s, Inc.
9.250%, 07/15/2021	220,000	219,175

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
TWCC Holding Corp.
7.000%, 06/26/2020	$2,460,000	$2,425,407
WASH Multifamily Laundry Systems LLC
4.503%, 02/21/2019	2,611,938	2,602,143

		15,317,947
Energy - 1.1%
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	3,555,000	3,341,700
Tallgrass Operations LLC
4.250%, 11/13/2018	2,140,162	2,138,379

		5,480,079
Financials - 1.4%
Asurion LLC
8.500%, 03/03/2021	1,485,000	1,531,406
Capital Automotive LP
4.000%, 04/10/2019	2,594,061	2,584,333
6.000%, 04/30/2020	1,850,000	1,880,063
Sedgwick, Inc.
6.750%, 02/28/2022	730,000	723,156

		6,718,958
Health Care - 0.3%
Accellent, Inc.
7.500%, 03/11/2022	730,000	719,658
Vertafore, Inc.
9.750%, 10/27/2017	660,000	665,500

		1,385,158
Industrials - 2.4%
Four Seasons Holdings, Inc.
6.250%, 12/28/2020	800,000	802,000
HGIM Corp.
5.500%, 06/18/2020	1,358,158	1,353,914
HHI Holdings LLC
5.000%, 10/05/2018	1,880,545	1,881,133
KAR Auction Services, Inc.
3.500%, 03/11/2021	4,038,532	4,020,023
LM US Member LLC
8.500%, 10/15/2020	115,000	115,192
Neff Rental LLC
7.250%, 06/09/2021	985,000	985,616
Spin Holdco, Inc.
4.250%, 11/14/2019	2,110,868	2,093,981
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	367,230

		11,619,089
Information Technology - 1.6%
Applied Systems, Inc.
7.500%, 01/23/2022	380,000	382,138
Dell International LLC
4.500%, 04/29/2020	4,719,362	4,729,193
First Data Corp.
3.655%, 09/24/2018	2,325,052	2,295,989
Peak 10, Inc.
8.250%, 06/17/2022	475,000	471,438

		7,878,758
Telecommunication Services - 0.7%
Level 3 Financing, Inc.
4.000%, 01/15/2020	2,050,000	2,041,800

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
LTS Buyer LLC
8.000%, 04/12/2021	$666,113	$668,610
NTELOS, Inc.
5.750%, 11/08/2019	808,464	808,464

		3,518,874
Utilities - 3.2%
Texas Competitive Electric Holdings
Company LLC
4.652%, 10/10/2014 (H)	20,500,000	15,802,076

TOTAL TERM LOANS (Cost $72,421,666)		$67,720,939

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500

TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360

		8,440
Financials - 0.3%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,561,298

TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,569,738

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.0970% (W)(Y)	464,690	$4,650,196

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,650,225)		$4,650,196

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	2,019,056	2,019,056
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Bank
dated 08/29/2014 at 0.000% to be
repurchased at $596,206 on 09/02/2014,
collateralized by $601,100 U.S. Treasury
Notes, 1.500% due 08/31/2018 (valued at
$603,683, including interest)	$596,206	$596,206

TOTAL SHORT-TERM INVESTMENTS (Cost $2,615,262)		$2,615,262

Total Investments (U.S. High Yield Bond Fund)
(Cost $476,850,529) - 99.9%		$486,302,720
Other assets and liabilities, net - 0.1%		344,261

TOTAL NET ASSETS - 100.0%		$486,646,981

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 11.0%
Auto Components - 5.1%
Dana Holding Corp.	376,755	$8,752,021
Johnson Controls, Inc.	258,583	12,621,436

		21,373,457
Specialty Retail - 5.9%
Advance Auto Parts, Inc.	62,460	8,520,793
Ascena Retail Group, Inc. (I)	648,383	11,275,380
Express, Inc. (I)	303,289	5,259,031

		25,055,204

		46,428,661
Consumer Staples - 3.2%
Food Products - 3.2%
ConAgra Foods, Inc.	424,259	13,661,140
Energy - 6.4%
Energy Equipment & Services - 1.8%
AMEC PLC	406,245	7,590,925
Oil, Gas & Consumable Fuels - 4.6%
Newfield Exploration Company (I)	201,623	9,036,743
ONEOK, Inc.	25,166	1,766,653
The Williams Companies, Inc.	146,128	8,685,848

		19,489,244

		27,080,169
Financials - 25.9%
Banks - 8.4%
BB&T Corp.	255,040	9,520,643
Comerica, Inc.	220,164	11,083,056
Wintrust Financial Corp.	196,063	9,130,654
Zions Bancorporation	194,807	5,676,676

		35,411,029
Capital Markets - 5.8%
American Capital, Ltd. (I)	313,892	4,862,187
Northern Trust Corp.	142,523	9,883,970
Stifel Financial Corp. (I)	199,879	9,570,207

		24,316,364
Diversified Financial Services - 0.3%
FNFV Group (I)	79,716	1,194,146
Insurance - 8.7%
ACE, Ltd.	79,738	8,478,542
Arthur J. Gallagher & Company	93,272	4,405,237
FNF Group	301,938	8,547,865
Marsh & McLennan Companies, Inc.	161,849	8,594,182
Willis Group Holdings PLC	158,026	6,632,351

		36,658,177
Real Estate Management & Development - 2.7%
Forest City Enterprises, Inc., Class A (I)	556,228	11,569,542

		109,149,258
Health Care - 11.5%
Health Care Equipment & Supplies - 2.1%
CareFusion Corp. (I)	193,271	8,873,072
Health Care Providers & Services - 7.8%
Brookdale Senior Living, Inc. (I)	267,032	9,332,768
HealthSouth Corp.	288,501	11,364,054
Universal Health Services, Inc., Class B	107,166	12,264,077

		32,960,899

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.6%
PerkinElmer, Inc.	151,160	$6,779,526

		48,613,497
Industrials - 17.1%
Aerospace & Defense - 2.2%
Textron, Inc.	243,006	9,234,228
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (I)	461,384	4,235,505
Building Products - 3.1%
Masco Corp.	150,574	3,533,972
Owens Corning	270,262	9,729,432

		13,263,404
Electrical Equipment - 1.9%
The Babcock & Wilcox Company	271,691	7,892,624
Machinery - 6.8%
Ingersoll-Rand PLC	159,829	9,621,706
Pentair PLC	116,921	7,958,812
Snap-on, Inc.	89,135	11,137,418

		28,717,936
Professional Services - 2.1%
Robert Half International, Inc.	178,829	8,979,004

		72,322,701
Information Technology - 11.9%
Communications Equipment - 2.2%
Ciena Corp. (I)	444,742	9,201,712
IT Services - 2.7%
Teradata Corp. (I)	252,335	11,524,139
Software - 5.9%
Cadence Design Systems, Inc. (I)	608,039	10,725,808
Citrix Systems, Inc. (I)	199,018	13,983,005

		24,708,813
Technology Hardware, Storage & Peripherals - 1.1%
Diebold, Inc.	82,851	3,145,852
NetApp, Inc.	34,341	1,447,817

		4,593,669

		50,028,333
Materials - 5.6%
Chemicals - 4.5%
Eastman Chemical Company	121,598	10,028,187
W.R. Grace & Company (I)	88,642	8,778,217

		18,806,404
Containers & Packaging - 1.1%
Sealed Air Corp.	133,188	4,808,087

		23,614,491
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
tw telecom, Inc. (I)	270,071	11,082,363
Utilities - 3.2%
Electric Utilities - 2.2%
Edison International	158,574	9,378,066
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	161,881	4,021,124

		13,399,190

TOTAL COMMON STOCKS (Cost $319,420,282)		$415,379,803

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — August 31, 2014 (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
State Street Institutional Liquid Reserves
Fund, 0.0747% (Y)	8,787,426	8,787,426

TOTAL SHORT-TERM INVESTMENTS (Cost $8,787,426)		$8,787,426

Total Investments (Value Fund) (Cost $328,207,708) - 100.5%		$424,167,229
Other assets and liabilities, net - (0.5%)		(2,079,687)

TOTAL NET ASSETS - 100.0%		$422,087,542

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
UYU	Uruguayan Peso

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate
shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of August 31, 2014.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to
Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of August 31, 2014.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of investments — August 31, 2014 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of net assets on 8-31-14:

Alpha Opportunities Fund
United States	79.1%
Canada	3.3%
United Kingdom	3.2%
Japan	2.2%
Switzerland	2.1%
Netherlands	1.5%
Ireland	1.2%
Australia	1.0%
China	1.0%
France	1.0%
Other Countries	4.4%

Total	100.0%

Capital Appreciation Value Fund
United States	89.6%
Luxembourg	2.3%
Ireland	1.5%
United Kingdom	1.5%
Netherlands	1.3%
Switzerland	1.2%
Cayman Islands	1.1%
Canada	0.8%
Germany	0.7%

Total	100.0%

High Yield Fund
United States	75.6%
Luxembourg	5.0%
United Kingdom	3.5%
Netherlands	2.7%
Australia	1.6%
France	1.4%
Germany	1.3%
Ireland	1.3%
Mexico	1.2%
Canada	0.8%
Other Countries	5.6%

Total	100.0%

Real Return Bond Fund
United States	85.7%
Spain	3.3%
Italy	2.6%
Germany	2.3%
Australia	1.3%
Greece	1.3%
France	1.2%
United Kingdom	0.8%
Netherlands	0.8%
New Zealand	0.3%
Other Countries	0.4%

Total	100.0%

Science & Technology Fund
United States	82.4%
China	4.7%
Netherlands	2.6%
Ireland	1.9%
Japan	1.8%
United Kingdom	1.6%
Singapore	1.3%
Israel	1.1%
South Korea	1.0%
Taiwan	0.8%
Other Countries	0.8%

Total	100.0%

Spectrum Income Fund
United States	69.2%
United Kingdom	3.5%
Mexico	2.3%
Luxembourg	2.2%
Brazil	1.7%
Netherlands	1.6%
Canada	1.5%
Venezuela	1.2%
Japan	1.1%
Indonesia	1.1%
Other Countries	14.6%

Total	100.0%

Strategic Equity Allocation Fund
United States	73.5%
Japan	4.3%
United Kingdom	4.1%
Switzerland	2.1%
France	1.8%
Germany	1.7%
Australia	1.7%
Taiwan	0.9%
Spain	0.9%
China	0.9%
Other Countries	8.1%

Total	100.0%

Total Return Fund
United States	71.1%
Italy	7.2%
Spain	5.4%
Mexico	4.7%
Canada	3.3%
Brazil	2.2%
United Kingdom	1.5%
Cayman Islands	1.1%
France	1.0%
Virgin Islands	0.6%
Other Countries	1.9%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of investments — August 31, 2014 (showing percentage of total net assets)

The following funds had the following sector or industry distribution as a percentage of net assets on 8-31-14:

Fundamental Global Franchise Fund
Consumer Staples	42.9%
Information Technology	22.1%
Consumer Discretionary	21.8%
Industrials	3.8%
Health Care	2.4%
Short-Term Investments & Other	7.0%

Total	100.0%

Global Equity Fund
Consumer Discretionary	16.1%
Industrials	15.3%
Consumer Staples	14.8%
Financials	14.3%
Health Care	10.7%
Information Technology	8.2%
Energy	7.0%
Telecommunication Services	5.0%
Materials	4.9%
Short-Term Investments & Other	3.7%

Total	100.0%

Global Real Estate Fund (by industry)
Retail REITs	22.1%
Specialized REITs	14.1%
Diversified REITs	13.7%
Real Estate Management & Development	13.5%
Office REITs	13.0%
Residential REITs	9.6%
Real Estate Operating Companies	9.0%
Industrial REITs	3.6%
Real Estate Development	0.4%
Marine Ports & Services	0.1%
Other	0.9%

Total	100.0%

International Growth Opportunities Fund
Financials	25.7%
Information Technology	19.2%
Consumer Discretionary	18.9%
Industrials	13.4%
Materials	7.0%
Consumer Staples	5.3%
Health Care	4.8%
Telecommunication Services	4.3%
Short-Term Investments & Other	1.4%

Total	100.0%

International Growth Stock Fund
Consumer Discretionary	22.5%
Financials	17.0%
Information Technology	13.1%
Industrials	10.2%
Health Care	10.1%
Consumer Staples	8.8%
Energy	7.8%
Materials	3.8%
Utilities	0.8%
Short-Term Investments & Other	5.9%

Total	100.0%

International Small Cap Fund
Consumer Discretionary	28.2%
Industrials	14.2%
Financials	13.9%
Information Technology	13.0%
Consumer Staples	7.9%
Health Care	6.3%
Energy	5.2%
Materials	4.8%
Utilities	1.0%
Short-Term Investments & Other	5.5%

Total	100.0%

International Value Fund
Financials	24.9%
Energy	16.6%
Health Care	15.4%
Industrials	9.5%
Information Technology	8.4%
Consumer Discretionary	8.2%
Telecommunication Services	5.8%
Materials	5.6%
Consumer Staples	3.0%
Utilities	0.2%
Short-Term Investments & Other	2.4%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of investments — August 31, 2014 (showing percentage of total net assets)

The following funds had the following portfolio composition on 8-31-14:

Asia Pacific Total Return Bond Fund (as a percentage of net assets)
Foreign Government Obligations	37.8%
Financials	36.9%
Utilities	4.7%
Energy	4.3%
Consumer Discretionary	3.1%
Consumer Staples	2.7%
Industrials	2.3%
Materials	2.3%
Telecommunication Services	2.0%
Other	3.9%

Total	100.0%

Global Bond Fund (as a percentage of total investments)
Foreign Government Obligations	46.9%
Collateralized Mortgage Obligations	12.2%
Financials	11.4%
U.S. Government Agency	8.0%
U.S. Government	7.6%
Energy	1.5%
Certificate of Deposit	1.2%
Asset Backed Securities	1.2%
Consumer Discretionary	0.7%
Telecommunication Services	0.6%
Consumer Staples	0.6%
Industrials	0.6%
Information Technology	0.3%
Short-Term Investments	7.2%

Total	100.0%

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

			Alpha	Asia Pacific
	Active	All Cap	Opportunities	Total Return
Assets	Bond Fund	Core Fund	Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,734,554,193	$759,079,889	$1,846,570,998	$425,942,779
Investments in affiliated issuers, at value	4,394,828	22,620,906	127,551,522	—
Repurchase agreements, at value	20,780,000	—	54,500,000	—
Total investments, at value	1,759,729,021	781,700,795	2,028,622,520	425,942,779
Cash	62,371	—	—	6,533,897
Foreign currency, at value	30,566	—	211,565	1,845,589
Cash held at broker for futures contracts	—	413,203	—	1,793,681
Receivable for investments sold	—	—	11,622,466	2,133,333
Receivable for forward foreign currency exchange contracts	—	—	—	4,363
Receivable for fund shares sold	830,656	—	4,022,088	—
Dividends and interest receivable	15,333,027	1,130,970	2,991,185	6,023,960
Receivable for securities lending income	1,750	12,891	81,944	—
Receivable for futures variation margin	—	255,965	—	—
Receivable due from advisor	—	—	—	23,522
Other assets	253,101	2,558	6,494	1,475
Total assets	1,776,240,492	783,516,382	2,047,558,262	444,302,599

Liabilities

Due to custodian	—	63,697	181,039	—
Foreign capital gains tax payable	—	—	17,119	—
Payable for investments purchased	487,550	—	33,274,612	486,906
Payable for delayed delivery securities purchased	57,844,556	—	—	—
Payable for forward foreign currency exchange contracts	—	—	—	297,054
Payable for fund shares repurchased	118,413	—	—	—
Payable upon return of securities loaned	4,394,325	22,620,649	127,571,059	—
Payable to affiliates
Accounting and legal services fees	35,296	15,727	38,767	9,113
Trustees’ fees	252	88	222	60
Other liabilities and accrued expenses	189,992	86,117	200,637	487,740
Total liabilities	63,070,384	22,786,278	161,283,455	1,280,873
Net assets	$1,713,170,108	$760,730,104	$1,886,274,807	$443,021,726

Net assets consist of

Paid-in capital	$1,627,494,765	$619,685,142	$1,476,199,439	$456,484,234
Undistributed net investment income (loss)	15,872,740	2,856,171	5,431,717	4,643,809
Accumulated undistributed net realized gain (loss) on investments	(141,427)	51,481,569	184,692,875	(7,245,964)
Net unrealized appreciation (depreciation) on investments	69,944,030	86,707,222	219,950,776	(10,860,353)
Net assets	$1,713,170,108	$760,730,104	$1,886,274,807	$443,021,726
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,685,373,593	$672,629,168	$1,681,100,304	$436,322,089
Investments in affiliated issuers, at cost	$4,394,536	$22,620,370	$127,551,572	—
Foreign currency, at cost	$47,453	—	$211,807	$1,846,251
Securities loaned, unaffiliated issuers, at value	$4,258,490	$22,108,809	$123,848,051	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$102,190,126	—	—	—
Shares outstanding	9,766,281	—	—	—
Net asset value, offering and redemption price per share	$10.46	—	—	—

Class NAV
Net assets	$1,610,979,982	$760,730,104	$1,886,274,807	$443,021,726
Shares outstanding	154,085,225	54,027,796	138,886,971	45,987,549
Net asset value, offering price and redemption price per share	$10.46	$14.08	$13.58	$9.63

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core Bond
Assets	Growth Fund	Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$2,723,742,417	$2,340,367,083	$1,980,071,136	$560,468,917
Investments in affiliated issuers, at value	64,813,952	33,333,327	—	241,185
Repurchase agreements, at value	—	8,278,000	—	—
Total investments, at value	2,788,556,369	2,381,978,410	1,980,071,136	560,710,102
Cash	2,236	476	—	—
Foreign currency, at value	—	—	58,445	—
Receivable for investments sold	27,422,828	37,112,150	19,198,098	16,606,589
Receivable for delayed delivery securities sold	—	—	—	61,737,283
Receivable for fund shares sold	—	99,302	2,731,053	367,400
Dividends and interest receivable	1,288,601	1,222,927	6,358,803	2,322,156
Receivable for securities lending income	8,777	8,280	164	63
Other assets	8,993	7,831	6,558	11,795
Total assets	2,817,287,804	2,420,429,376	2,008,424,257	641,755,388

Liabilities

Payable for investments purchased	201,090	3,065,049	17,437,269	19,426,527
Payable for delayed delivery securities purchased	—	—	—	114,264,057
Payable for fund shares repurchased	10,174,605	14,602,014	—	—
Payable upon return of securities loaned	64,827,900	33,358,099	—	241,188
Written options, at value	—	—	3,483,810	—
Payable to affiliates
Accounting and legal services fees	57,103	49,136	40,773	10,501
Trustees’ fees	354	301	267	84
Other liabilities and accrued expenses	211,805	191,837	192,914	100,779
Total liabilities	75,472,857	51,266,436	21,155,033	134,043,136
Net assets	$2,741,814,947	$2,369,162,940	$1,987,269,224	$507,712,252

Net assets consist of

Paid-in capital	$1,201,405,051	$1,188,024,374	$1,513,121,934	$503,610,749
Undistributed net investment income (loss)	—	—	15,185,940	2,897,882
Accumulated undistributed net realized gain (loss) on investments	218,541,655	152,723,343	168,375,616	(5,826,429)
Net unrealized appreciation (depreciation) on investments	1,321,868,241	1,028,415,223	290,585,734	7,030,050
Net assets	$2,741,814,947	$2,369,162,940	$1,987,269,224	$507,712,252
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,401,874,800	$1,320,231,605	$1,689,806,145	$553,438,865
Investments in affiliated issuers, at cost	$64,813,434	$33,331,564	—	$241,187
Foreign currency, at cost	—	—	$59,345	—
Proceeds received on sale commitments outstanding	—	—	—	$1,019,688
Premiums received on written options	—	—	$3,735,330	—
Securities loaned, unaffiliated issuers, at value	$63,520,344	$32,701,012	—	$232,638

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$887,821,840	$588,180,799	—	$93,133,158
Shares outstanding	24,677,325	32,132,869	—	7,122,628
Net asset value, offering and redemption price per share	$35.98	$18.30	—	$13.08

Class NAV
Net assets	$1,853,993,107	$1,780,982,141	$1,987,269,224	$414,579,094
Shares outstanding	51,541,855	97,190,503	156,440,649	31,748,007
Net asset value, offering price and redemption price per share	$35.97	$18.32	$12.70	$13.06

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

		Fundamental
	Equity-Income	Global Franchise	Global	Global
Assets	Fund	Fund	Bond Fund	Equity Fund

Investments in unaffiliated issuers, at value	$2,120,130,114	$423,571,546	$655,394,487	$482,858,075
Investments in affiliated issuers, at value	66,698,890	—	—	5,260,253
Repurchase agreements, at value	—	30,161,000	11,512,000	—
Total investments, at value	2,186,829,004	453,732,546	666,906,487	488,118,328
Cash	—	685	—	—
Foreign currency, at value	243,854	6,907,113	11,878,109	45,007
Cash held at broker for futures contracts	—	—	18,000	—
Receivable for investments sold	13,540,144	—	1,953,012	—
Receivable for delayed delivery securities sold	—	—	72,113,750	—
Receivable for forward foreign currency exchange contracts	—	—	3,707,758	154,951
Receivable for fund shares sold	2,799,370	490,743	—	713,286
Dividends and interest receivable	5,975,086	1,303,495	6,063,086	1,404,436
Receivable for securities lending income	51,253	—	—	10,485
Swap contracts, at value	—	—	1,175,884	—
Receivable for futures variation margin	—	—	555,332	—
Other assets	6,790	1,291	658,923	1,838
Total assets	2,209,445,501	462,435,873	765,030,341	490,448,331

Liabilities

Due to custodian	—	—	3,876,117	—
Payable for collateral held by fund	—	—	1,800,000	—
Payable for investments purchased	3,385,815	6,907,056	18,043,734	—
Payable for delayed delivery securities purchased	—	—	70,227,442	—
Payable for forward foreign currency exchange contracts	—	—	3,980,079	—
Payable for sale-buyback transactions	—	—	8,125,390	—
Payable for fund shares repurchased	1,839,715	—	455,690	—
Payable upon return of securities loaned	66,684,841	—	—	5,260,200
Written options, at value	—	—	1,518,643	—
Payable for sale commitments outstanding, at value	—	—	47,410,975	—
Swap contracts, at value	—	—	162,096	—
Payable for exchange cleared swaps	—	—	842,138	—
Payable to affiliates
Accounting and legal services fees	43,616	9,351	12,533	9,969
Transfer agent fees	—	169	—	641
Trustees’ fees	247	61	89	51
Other liabilities and accrued expenses	174,583	190,158	179,236	178,490
Total liabilities	72,128,817	7,106,795	156,634,162	5,449,351
Net assets	$2,137,316,684	$455,329,078	$608,396,179	$484,998,980

Net assets consist of

Paid-in capital	$1,517,402,912	$342,081,877	$609,429,820	$420,016,905
Undistributed net investment income (loss)	23,342,937	4,010,174	(391,964)	9,511,467
Accumulated undistributed net realized gain (loss) on investments	79,801,275	18,825,217	(11,505,104)	20,960,582
Net unrealized appreciation (depreciation) on investments	516,769,560	90,411,810	10,863,427	34,510,026
Net assets	$2,137,316,684	$455,329,078	$608,396,179	$484,998,980
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,603,353,490	$363,321,323	$658,937,723	$448,494,195
Investments in affiliated issuers, at cost	$66,698,484	—	—	$5,260,200
Foreign currency, at cost	$249,731	$6,924,199	$11,905,777	$45,008
Proceeds received on sale commitments outstanding	—	—	$47,359,531	—
Premiums received on written options	—	—	$2,441,957	—
Net unamortized upfront payment on swaps	—	—	($445,084)	—
Securities loaned, unaffiliated issuers, at value	$65,266,077	—	—	$5,033,523

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	$132,390	—	$116,649
Shares outstanding	—	10,000	—	10,000
Net asset value and redemption price per share	—	$13.24	—	$11.66

Class I
Net assets	—	$709,100	—	$3,106,852
Shares outstanding	—	53,360	—	265,615
Net asset value, offering price and redemption price per share	—	$13.29	—	$11.70

Class 1
Net assets	$377,084,306	—	$68,535,666	—
Shares outstanding	17,566,156	—	5,424,041	—
Net asset value, offering and redemption price per share	$21.47	—	$12.64	—

Class NAV
Net assets	$1,760,232,378	$454,487,588	$539,860,513	$481,775,479
Shares outstanding	82,045,358	34,166,570	42,788,954	41,182,643
Net asset value, offering price and redemption price per share	$21.45	$13.30	$12.62	$11.70

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	$13.94	—	$12.27

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

				International
				Growth
	Global Real	Health Sciences	High Yield	Opportunities
Assets	Estate Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$335,844,309	$618,837,845	$928,806,323	$848,663,353
Investments in affiliated issuers, at value	—	—	10,313,511	—
Total investments, at value	335,844,309	618,837,845	939,119,834	848,663,353
Cash	—	—	1,200,004	—
Foreign currency, at value	2,455,309	64,938	509,009	6,273,376
Cash held at broker for futures contracts	—	—	573,504	—
Receivable for investments sold	6,890,712	16,698,904	8,337,883	6,603,697
Receivable for forward foreign currency exchange contracts	—	—	603,711	—
Dividends and interest receivable	337,003	283,715	17,465,245	1,237,519
Receivable for securities lending income	—	—	3,413	—
Receivable for futures variation margin	—	—	21,875	—
Receivable for exchange cleared swaps	—	—	883,224	—
Other assets	1,085	2,018	3,476	2,595
Total assets	345,528,418	635,887,420	968,721,178	862,780,540

Liabilities

Due to custodian	1,918,636	—	—	—
Payable for investments purchased	3,292,478	2,153,713	3,277,824	13,972,266
Payable for forward foreign currency exchange contracts	—	—	1,151	—
Payable for fund shares repurchased	1,218,490	12,337,114	6,032,929	23,600
Payable upon return of securities loaned	—	—	10,314,054	—
Written options, at value	—	866,745	—	—
Payable to affiliates
Accounting and legal services fees	7,106	12,908	20,756	17,569
Trustees’ fees	49	81	162	100
Other liabilities and accrued expenses	178,982	89,539	166,439	488,567
Total liabilities	6,615,741	15,460,100	19,813,315	14,502,102
Net assets	$338,912,677	$620,427,320	$948,907,863	$848,278,438

Net assets consist of

Paid-in capital	$442,303,621	$288,153,282	$1,178,783,010	$638,277,921
Undistributed net investment income (loss)	(4,116,832)	(16)	13,707,673	6,770,981
Accumulated undistributed net realized gain (loss) on investments	(175,623,042)	110,357,780	(257,621,060)	24,312,422
Net unrealized appreciation (depreciation) on investments	76,348,930	221,916,274	14,038,240	178,917,114
Net assets	$338,912,677	$620,427,320	$948,907,863	$848,278,438
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$259,487,270	$396,478,763	$914,875,974	$669,745,678
Investments in affiliated issuers, at cost	—	—	$10,313,574	—
Foreign currency, at cost	$2,461,292	$66,313	$517,513	$6,283,377
Premiums received on written options	—	$426,495	—	—
Securities loaned, unaffiliated issuers, at value	—	—	$9,891,938	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$502,126,332	—
Shares outstanding	—	—	52,161,011	—
Net asset value, offering and redemption price per share	—	—	$9.63	—

Class NAV
Net assets	$338,912,677	$620,427,320	$446,781,531	$848,278,438
Shares outstanding	36,086,358	30,618,799	46,839,224	59,794,988
Net asset value, offering price and redemption price per share	$9.39	$20.26	$9.54	$14.19

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

	International
	Growth Stock	International	International	Investment
Assets	Fund	Small Cap Fund	Value Fund	Quality Bond Fund

Investments in unaffiliated issuers, at value	$691,779,338	$689,122,644	$2,073,194,968	$417,854,601
Investments in affiliated issuers, at value	—	45,729,339	35,632,114	689,620
Repurchase agreements, at value	—	—	—	103,700,000
Total investments, at value	691,779,338	734,851,983	2,108,827,082	522,244,221
Cash	—	197,833	979,348	—
Foreign currency, at value	2,337,696	10,974,890	2,047,657	1,093,768
Cash held at broker for futures contracts	—	—	—	840,000
Receivable for investments sold	—	607,449	1,676,481	3,114,990
Receivable for delayed delivery securities sold	—	—	—	28,019,086
Receivable for forward foreign currency exchange contracts	—	—	—	192,402
Receivable for fund shares sold	—	—	162,874	—
Dividends and interest receivable	1,361,074	1,070,293	4,153,193	2,441,247
Receivable for securities lending income	—	39,626	59,325	418
Receivable for futures variation margin	—	—	—	41,132
Receivable for exchange cleared swaps	—	—	—	3,870
Other assets	2,378	2,358	7,012	1,458
Total assets	695,480,486	747,744,432	2,117,912,972	557,992,592

Liabilities

Due to custodian	—	—	—	1,409,209
Foreign capital gains tax payable	—	185,358	462,869	—
Payable for investments purchased	1,734,540	4,240,219	862,475	668,861
Payable for delayed delivery securities purchased	—	—	—	111,137,129
Payable for forward foreign currency exchange contracts	—	—	—	168,280
Payable for fund shares repurchased	3,629,497	570,400	5,021,755	2,576,752
Payable upon return of securities loaned	—	45,730,257	35,616,753	689,633
Swap contracts, at value	—	—	—	646,499
Payable to affiliates
Accounting and legal services fees	14,432	14,425	43,273	9,086
Trustees’ fees	95	91	269	65
Other liabilities and accrued expenses	398,890	407,234	1,081,366	113,615
Total liabilities	5,777,454	51,147,984	43,088,760	117,419,129
Net assets	$689,703,032	$696,596,448	$2,074,824,212	$440,573,463

Net assets consist of

Paid-in capital	$510,711,757	$578,066,233	$1,822,004,342	$429,223,985
Undistributed net investment income (loss)	7,362,616	582,204	50,693,749	2,690,783
Accumulated undistributed net realized gain (loss) on investments	8,629,803	(37,591,595)	(125,236,988)	(1,120,846)
Net unrealized appreciation (depreciation) on investments	162,998,856	155,539,606	327,363,109	9,779,541
Net assets	$689,703,032	$696,596,448	$2,074,824,212	$440,573,463
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$528,766,706	$533,595,455	$1,745,326,077	$511,084,036
Investments in affiliated issuers, at cost	—	$45,727,427	$35,628,584	$689,617
Foreign currency, at cost	$2,337,508	$10,778,220	$2,070,659	$1,092,130
Net unamortized upfront payment on swaps	—	—	—	($83,826)
Securities loaned, unaffiliated issuers, at value	—	$43,603,293	$34,369,200	$675,919

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$115,591,187	$281,441,497	$56,992,280
Shares outstanding	—	5,938,272	15,536,906	4,533,562
Net asset value, offering and redemption price per share	—	$19.47	$18.11	$12.57

Class NAV
Net assets	$689,703,032	$581,005,261	$1,793,382,715	$383,581,183
Shares outstanding	48,409,686	29,850,043	99,257,892	30,553,533
Net asset value, offering price and redemption price per share	$14.25	$19.46	$18.07	$12.55

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II
	Aggressive	Balanced	Conservative	Growth
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in unaffiliated issuers, at value	$1,597,141	$5,278,722	$2,174,928	$4,636,637
Investments in affiliated funds, at value	3,248,768	3,605,496	316,386	5,561,636
Total investments, at value	4,845,909	8,884,218	2,491,314	10,198,273
Cash	38,471	142,900	66,206	83,081
Receivable for investments sold	1,839	—	20,793	635
Receivable for fund shares sold	8,804	14,876	—	11,230
Receivable due from advisor	5,950	6,071	5,874	6,136
Other assets	10,010	10,013	10,006	10,021
Total assets	4,910,983	9,058,078	2,594,193	10,309,376

Liabilities

Payable for investments purchased	4,763	105,968	25,665	47,085
Payable for fund shares repurchased	—	—	151,483	—
Payable to affiliates
Accounting and legal services fees	84	146	41	175
Transfer agent fees	3	3	3	3
Trustees’ fees	3	3	2	6
Other liabilities and accrued expenses	56,352	56,514	56,253	56,573
Total liabilities	61,205	162,634	233,447	103,842
Net assets	$4,849,778	$8,895,444	$2,360,746	$10,205,534

Net assets consist of

Paid-in capital	$4,732,621	$8,783,391	$2,334,194	$10,018,946
Undistributed net investment income (loss)	(213)	5,382	2,488	3,585
Accumulated undistributed net realized gain (loss) on investments	(28)	(454)	(84)	(884)
Net unrealized appreciation (depreciation) on investments	117,398	107,125	24,148	183,887
Net assets	$4,849,778	$8,895,444	$2,360,746	$10,205,534
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,557,819	$5,230,421	$2,159,050	$4,571,483
Investments in affiliated funds, at cost	$3,170,692	$3,546,672	$308,116	$5,442,903

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$107,666	$106,373	$104,931	$107,073
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.77	$10.64	$10.49	$10.71

Class 1
Net assets	$4,742,112	$8,789,071	$2,255,815	$10,098,461
Shares outstanding	440,298	825,944	214,960	942,729
Net asset value, offering and redemption price per share	$10.77	$10.64	$10.49	$10.71

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

	Lifestyle II
	Moderate	Mid Cap	Mid Value	Real Estate
Assets	Portfolio	Stock Fund	Fund	Equity Fund

Investments in unaffiliated issuers, at value	$1,481,380	$1,660,044,005	$1,084,828,568	$260,067,412
Investments in affiliated issuers, at value	—	154,708,322	58,023,347	—
Investments in affiliated funds, at value	572,517	—	—	—
Repurchase agreements, at value	—	30,100,000	—	—
Total investments, at value	2,053,897	1,844,852,327	1,142,851,915	260,067,412
Cash	54,670	—	—	—
Foreign currency, at value	—	26	148,801	—
Receivable for investments sold	—	10,060,459	4,422,243	1,603,035
Receivable for fund shares sold	110,746	—	—	—
Dividends and interest receivable	—	710,670	1,851,588	203,979
Receivable for securities lending income	—	38,047	8,264	—
Receivable due from advisor	5,843	—	—	—
Other assets	10,007	5,367	3,507	863
Total assets	2,235,163	1,855,666,896	1,149,286,318	261,875,289

Liabilities

Due to custodian	—	386,958	—	—
Payable for investments purchased	43,050	5,109,097	1,199,279	2,102,381
Payable for fund shares repurchased	—	6,826,866	4,752,021	188,379
Payable upon return of securities loaned	—	154,700,912	58,030,196	—
Payable to affiliates
Accounting and legal services fees	36	34,954	22,503	5,359
Transfer agent fees	3	—	—	—
Trustees’ fees	—	203	125	34
Other liabilities and accrued expenses	56,235	154,603	118,697	57,062
Total liabilities	99,324	167,213,593	64,122,821	2,353,215
Net assets	$2,135,839	$1,688,453,303	$1,085,163,497	$259,522,074

Net assets consist of

Paid-in capital	$2,108,736	$1,231,542,036	$729,397,949	$152,286,664
Undistributed net investment income (loss)	3,467	—	3,637,253	406,213
Accumulated undistributed net realized gain (loss) on investments	(364)	171,681,284	76,808,689	(29,710,040)
Net unrealized appreciation (depreciation) on investments	24,000	285,229,983	275,319,606	136,539,237
Net assets	$2,135,839	$1,688,453,303	$1,085,163,497	$259,522,074
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,468,734	$1,404,922,788	$809,510,709	$123,528,175
Investments in affiliated issuers, at cost	—	$154,699,556	$58,020,922	—
Investments in affiliated funds, at cost	$561,163	—	—	—
Foreign currency, at cost	—	$26	$149,509	—
Securities loaned, unaffiliated issuers, at value	—	$151,524,604	$56,781,163	—

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$105,450	—	—	—
Shares outstanding	10,000	—	—	—
Net asset value, offering and redemption price per share	$10.55	—	—	—

Class 1
Net assets	$2,030,389	$360,874,318	—	—
Shares outstanding	192,582	15,986,972	—	—
Net asset value, offering and redemption price per share	$10.54	$22.57	—	—

Class NAV
Net assets	—	$1,327,578,985	$1,085,163,497	$259,522,074
Shares outstanding	—	58,506,313	59,630,507	22,511,921
Net asset value, offering price and redemption price per share	—	$22.69	$18.20	$11.53

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

				Short Term
	Real Estate	Real Return	Science &	Government
Assets	Securities Fund	Bond Fund	Technology Fund	Income Fund

Investments in unaffiliated issuers, at value	$560,079,413	$650,666,368	$1,022,881,894	$227,172,001
Investments in affiliated issuers, at value	—	—	86,002,821	—
Repurchase agreements, at value	7,412,000	—	2,146,000	3,632,000
Total investments, at value	567,491,413	650,666,368	1,111,030,715	230,804,001
Cash	765	797,248	143	62,439
Foreign currency, at value	—	1,021,594	9,195,342	—
Cash held at broker for futures contracts	—	54,000	—	256,500
Receivable for investments sold	8,993,354	—	9,092,533	—
Receivable for forward foreign currency exchange contracts	—	2,550,675	—	—
Receivable for fund shares sold	—	—	—	19,190
Dividends and interest receivable	171,903	1,958,192	623,105	1,388,814
Receivable for securities lending income	—	—	46,393	—
Receivable for collateral	—	280,000	—	—
Swap contracts, at value	—	358,500	—	—
Receivable for exchange cleared swaps	—	243,555	—	—
Other assets	2,025	103,946	3,628	771
Total assets	576,659,460	658,034,078	1,129,991,859	232,531,715

Liabilities

Payable for collateral held by fund	—	1,621,000	—	—
Payable for investments purchased	8,876,342	2,299	11,496,650	—
Payable for forward foreign currency exchange contracts	—	728,640	—	—
Payable for sale-buyback transactions	—	91,667,025	—	—
Payable for open reverse repurchase agreement	—	1,882,750	—	—
Payable for fund shares repurchased	996,764	213,451	6,672,205	—
Payable upon return of securities loaned	—	—	86,003,944	—
Written options, at value	—	179,785	—	—
Swap contracts, at value	—	2,676,456	—	—
Payable for futures variation margin	—	254,175	—	5,938
Payable to affiliates
Accounting and legal services fees	11,634	11,525	21,186	4,786
Trustees’ fees	76	81	123	33
Other liabilities and accrued expenses	74,995	126,538	107,839	82,043
Total liabilities	9,959,811	99,363,725	104,301,947	92,800
Net assets	$566,699,649	$558,670,353	$1,025,689,912	$232,438,915

Net assets consist of

Paid-in capital	$421,431,179	$570,768,095	$723,044,180	$238,118,176
Undistributed net investment income (loss)	2,916,513	6,082,222	(116,342)	1,325,379
Accumulated undistributed net realized gain (loss) on investments	29,159,607	(12,413,947)	110,646,027	(7,089,835)
Net unrealized appreciation (depreciation) on investments	113,192,350	(5,766,017)	192,116,047	85,195
Net assets	$566,699,649	$558,670,353	$1,025,689,912	$232,438,915
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$454,299,063	$653,468,638	$832,950,009	$230,667,964
Investments in affiliated issuers, at cost	—	—	$86,000,020	—
Foreign currency, at cost	—	$1,029,657	$9,159,367	—
Premiums received on written options	—	$509,022	—	—
Net unamortized upfront payment on swaps	—	($411,028)	—	—
Securities loaned, unaffiliated issuers, at value	—	—	$84,888,373	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$566,699,649	$102,788,174	—	—
Shares outstanding	38,596,948	8,590,774	—	—
Net asset value, offering and redemption price per share	$14.68	$11.96	—	—

Class NAV
Net assets	—	$455,882,179	$1,025,689,912	$232,438,915
Shares outstanding	—	38,566,465	70,544,471	23,742,689
Net asset value, offering price and redemption price per share	—	$11.82	$14.54	$9.79

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

		Small Cap
	Small Cap	Opportunities	Small Company	Small Company
Assets	Growth Fund	Fund	Growth Fund	Value Fund

Investments in unaffiliated issuers, at value	$234,525,364	$214,018,965	$210,857,199	$387,456,638
Investments in affiliated issuers, at value	24,583,751	14,947,617	19,061,985	22,633,360
Repurchase agreements, at value	6,900,000	—	—	—
Total investments, at value	266,009,115	228,966,582	229,919,184	410,089,998
Cash	6,882	59,923	—	—
Receivable for investments sold	421,390	613,720	557,990	8,190,416
Receivable for fund shares sold	—	4,500,000	—	—
Dividends and interest receivable	35,373	117,987	125,963	356,019
Receivable for securities lending income	6,337	3,956	8,065	16,620
Other assets	777	699	614	1,378
Total assets	266,479,874	234,262,867	230,611,816	418,654,431

Liabilities

Payable for investments purchased	920,761	4,566,045	6,465,153	97,470
Payable for fund shares repurchased	433,362	297,521	1,128,126	4,775,157
Payable upon return of securities loaned	24,583,463	14,951,115	19,062,786	22,628,967
Payable to affiliates
Accounting and legal services fees	4,929	4,221	4,146	8,512
Trustees’ fees	28	28	23	58
Other liabilities and accrued expenses	58,549	26,972	51,077	65,606
Total liabilities	26,001,092	19,845,902	26,711,311	27,575,770
Net assets	$240,478,782	$214,416,965	$203,900,505	$391,078,661

Net assets consist of

Paid-in capital	$169,107,112	$131,229,902	$126,256,377	$209,842,080
Undistributed net investment income (loss)	—	(18,899)	—	980,870
Accumulated undistributed net realized gain (loss) on investments	22,745,981	19,007,609	15,637,111	7,042,230
Net unrealized appreciation (depreciation) on investments	48,625,689	64,198,353	62,007,017	173,213,481
Net assets	$240,478,782	$214,416,965	$203,900,505	$391,078,661
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$192,800,643	$149,823,134	$148,850,750	$214,254,682
Investments in affiliated issuers, at cost	$24,582,783	$14,945,095	$19,061,417	$22,621,835
Securities loaned, unaffiliated issuers, at value	$24,063,478	$14,645,184	$18,649,976	$22,107,825

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$75,291,398	—	$110,246,586
Shares outstanding	—	2,441,028	—	2,955,728
Net asset value, offering and redemption price per share	—	$30.84	—	$37.30

Class NAV
Net assets	$240,478,782	$139,125,567	$203,900,505	$280,832,075
Shares outstanding	21,739,754	4,531,107	9,635,323	7,532,792
Net asset value, offering price and redemption price per share	$11.06	$30.70	$21.16	$37.28

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

	Spectrum	Strategic Equity	Total Return	U.S. High Yield
Assets	Income Fund	Allocation Fund	Fund	Bond Fund

Investments in unaffiliated issuers, at value	$967,359,036	$5,659,319,265	$2,548,064,422	$481,056,318
Investments in affiliated issuers, at value	4,607,945	113,748,357	—	4,650,196
Repurchase agreements, at value	1,984,000	247,544,000	135,300,000	596,206
Total investments, at value	973,950,981	6,020,611,622	2,683,364,422	486,302,720
Cash	93,649	92,890	3,368,028	—
Foreign currency, at value	724,994	4,630,357	1,105,065	—
Cash held at broker for futures contracts	—	22,400,000	52,000	—
Cash collateral for swap contracts	15,775	—	—	—
Receivable for investments sold	305,409	6,685,562	22,884,001	1,647,138
Receivable for delayed delivery securities sold	10,302,283	—	98,638,401	—
Receivable for forward foreign currency exchange contracts	1,216,777	—	14,417,227	—
Receivable for fund shares sold	—	—	78,326	345,075
Dividends and interest receivable	8,659,630	12,602,713	15,602,769	8,000,318
Receivable for securities lending income	2,532	111,742	—	2,214
Swap contracts, at value	4,474	—	3,472,340	—
Receivable for futures variation margin	3,151	429,632	4,487,763	—
Receivable for exchange cleared swaps	—	—	471,374	—
Other assets	34,265	19,593	167,338	1,767
Total assets	995,313,920	6,067,584,111	2,848,109,054	496,299,232

Liabilities

Due to custodian	—	—	—	544,637
Payable for collateral held by fund	—	—	16,595,024	—
Payable for investments purchased	347,598	6,819,031	20,342,144	596,206
Payable for delayed delivery securities purchased	18,168,250	—	289,355,977	—
Payable for forward foreign currency exchange contracts	848,635	—	4,623,626	—
Payable for fund shares repurchased	4,642,786	4,043,475	1,581,788	3,750,000
Payable upon return of securities loaned	4,608,293	113,768,576	—	4,650,503
Written options, at value	—	—	1,593,180	—
Payable for sale commitments outstanding, at value	1,016,437	—	15,571,170	—
Swap contracts, at value	5,203	—	1,306,951	—
Payable to affiliates
Accounting and legal services fees	20,499	122,457	51,726	11,014
Trustees’ fees	153	692	369	103
Other liabilities and accrued expenses	180,069	638,668	404,403	99,788
Total liabilities	29,837,923	125,392,899	351,426,358	9,652,251
Net assets	$965,475,997	$5,942,191,212	$2,496,682,696	$486,646,981

Net assets consist of

Paid-in capital	$890,884,903	$4,453,632,961	$2,464,710,780	$458,409,291
Undistributed net investment income (loss)	7,407,106	69,003,246	18,063,678	6,376,033
Accumulated undistributed net realized gain (loss) on investments	10,981,655	109,816,186	(25,367,830)	12,409,466
Net unrealized appreciation (depreciation) on investments	56,202,333	1,309,738,819	39,276,068	9,452,191
Net assets	$965,475,997	$5,942,191,212	$2,496,682,696	$486,646,981
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$913,525,935	$4,601,849,601	$2,655,792,942	$472,200,304
Investments in affiliated issuers, at cost	$4,607,951	$113,744,661	—	$4,650,225
Foreign currency, at cost	$724,241	$4,647,430	$1,114,350	—
Proceeds received on sale commitments outstanding	$1,016,437	—	$15,525,000	—
Premiums received on written options	—	—	$3,088,609	—
Net unamortized upfront payment on swaps	($4,665)	—	($1,289,086)	—
Securities loaned, unaffiliated issuers, at value	$4,508,118	$111,240,650	—	$4,559,204

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$318,416,185	$95,186,103
Shares outstanding	—	—	22,737,396	7,560,982
Net asset value, offering and redemption price per share	—	—	$14.00	$12.59

Class NAV
Net assets	$965,475,997	$5,942,191,212	$2,178,266,511	$391,460,878
Shares outstanding	85,848,264	425,522,019	156,044,690	31,118,608
Net asset value, offering price and redemption price per share	$11.25	$13.96	$13.96	$12.58

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Statements of assets and liabilities — August 31, 2014

Assets	Value Fund

Investments in unaffiliated issuers, at value	$424,167,229
Total investments, at value	424,167,229
Foreign currency, at value	171,732
Receivable for investments sold	1,156,227
Dividends and interest receivable	252,609
Other assets	1,381
Total assets	425,749,178

Liabilities

Payable for investments purchased	589,902
Payable for fund shares repurchased	2,994,749
Payable to affiliates
Accounting and legal services fees	8,853
Trustees’ fees	43
Other liabilities and accrued expenses	68,089
Total liabilities	3,661,636
Net assets	$422,087,542

Net assets consist of

Paid-in capital	$304,054,944
Undistributed net investment income (loss)	1,151,630
Accumulated undistributed net realized gain (loss) on investments	20,927,152
Net unrealized appreciation (depreciation) on investments	95,953,816
Net assets	$422,087,542
Investments in unaffiliated issuers, including repurchase agreements, at cost	$328,207,708
Foreign currency, at cost	$177,437

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$422,087,542
Shares outstanding	32,683,700
Net asset value, offering price and redemption price per share	$12.91

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Statements of operations — August 31, 2014

			Alpha	Asia Pacific
	Active Bond	All Cap	Opportunities	Total Return
Investment income	Fund	Core Fund	Fund	Bond Fund

Dividends	$593,380	$10,837,150	$24,014,551	—
Interest	72,386,402	7,243	30,235	$16,814,010
Securities lending	18,174	124,054	1,290,325	—
Less foreign taxes withheld	—	(3,626)	(531,490)	(332,557)
Total investment income	72,997,956	10,964,821	24,803,621	16,481,453

Expenses

Investment management fees	10,483,333	5,091,251	16,306,773	3,054,179
Class 1 distribution and service fees	40,951	—	—	—
Accounting and legal services fees	217,322	81,796	209,902	52,307
Professional fees	83,682	46,519	68,590	82,046
Custodian fees	231,074	84,434	380,158	478,349
Trustees’ fees	23,216	8,736	22,706	5,816
Registration and filing fees	6,463	11,304	22,543	23,222
Expense recapture	—	—	—	12,120
Other	49,421	13,483	24,301	8,501
Total expenses before reductions	11,135,462	5,337,523	17,034,973	3,716,540
Net expense reductions	(111,611)	(42,253)	(614,139)	(48,623)
Total expenses	11,023,851	5,295,270	16,420,834	3,667,917
Net investment income (loss)	61,974,105	5,669,551	8,382,787	12,813,536

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	23,633,001	95,008,626	240,682,724[1]	(10,056,327)
Investments in affiliated issuers	(463)	6,451	(3,794)	—
Futures contracts	(683,203)	1,663,938	—	(875,395)
	22,949,335	96,679,015	240,678,930	(10,931,722)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	55,815,660	24,828,678	68,810,227[2]	31,479,461
Investments in affiliated issuers	254	(7,189)	(4,036)	—
Futures contracts	(127,788)	281,303	—	(196,294)
	55,688,126	25,102,792	68,806,191	31,283,167
Net realized and unrealized gain (loss)	78,637,461	121,781,807	309,485,121	20,351,445

Increase (decrease) in net assets from operations	$140,611,566	$127,451,358	$317,867,908	$33,164,981

1 Net of foreign taxes of $72,087.

2 Net of $17,119 increase in accrued foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Statements of operations — August 31, 2014

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core Bond
Investment income	Growth Fund	Fund	Value Fund	Fund

Dividends	$18,774,844	$16,518,752	$19,390,603	—
Interest	5,930	—	19,066,875	$12,181,248
Securities lending	155,874	343,811	26,547	285
Less foreign taxes withheld	(11,030)	(355,468)	(76,135)	—
Total investment income	18,925,618	16,507,095	38,407,890	12,181,533

Expenses

Investment management fees	19,967,119	15,202,937	15,123,806	3,167,718
Class 1 distribution and service fees	414,765	284,069	—	42,532
Accounting and legal services fees	317,947	270,473	231,759	65,838
Professional fees	69,672	69,544	82,563	73,728
Custodian fees	332,858	317,812	260,838	70,148
Trustees’ fees	34,480	29,243	24,638	7,318
Registration and filing fees	9,092	10,877	14,666	8,943
Other	37,394	37,414	27,744	11,328
Total expenses before reductions	21,183,327	16,222,369	15,766,014	3,447,553
Net expense reductions	(941,741)	(139,470)	(738,673)	(34,284)
Total expenses	20,241,586	16,082,899	15,027,341	3,413,269
Net investment income (loss)	(1,315,968)	424,196	23,380,549	8,768,264

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	289,455,690	216,133,107	204,674,541	5,421,271
Investments in affiliated issuers	641	(690)	192	—
Written options	—	—	825,939	—
	289,456,331	216,132,417	205,500,672	5,421,271

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	330,420,074	323,131,051	71,974,720	18,355,615
Investments in affiliated issuers	(6,490)	(5,033)	(214)	(2)
Written options	—	—	1,023,795	—
	330,413,584	323,126,018	72,998,301	18,355,613
Net realized and unrealized gain (loss)	619,869,915	539,258,435	278,498,973	23,776,884

Increase (decrease) in net assets from operations	$618,553,947	$539,682,631	$301,879,522	$32,545,148

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Statements of operations — August 31, 2014

		Fundamental
	Equity-Income	Global Franchise	Global	Global
Investment income	Fund	Fund	Bond Fund	Equity Fund

Dividends	$46,298,125	$8,721,394	$5,459	$14,979,784
Interest	67,704	126	16,657,779	107
Securities lending	486,663	—	—	141,098
Less foreign taxes withheld	(437,146)	(439,459)	—	(474,568)
Total investment income	46,415,346	8,282,061	16,663,238	14,646,421

Expenses

Investment management fees	14,026,336	3,447,848	4,141,646	3,276,354
Class A distribution and service fees	—	388	—	332
Class 1 distribution and service fees	183,066	—	35,063	—
Transfer agent fees	—	823	—	2,695
Accounting and legal services fees	224,519	53,588	72,397	49,066
Professional fees	60,320	54,697	95,174	65,039
Printing and postage	—	124	—	—
Custodian fees	233,963	299,532	383,229	239,185
Trustees’ fees	23,922	5,798	7,892	5,250
Registration and filing fees	21,769	15,821	9,061	60,325
Expense recapture	—	—	—	2
Interest expense	—	—	46,419	—
Other	36,031	12,382	19,866	9,757
Total expenses before reductions	14,809,926	3,891,001	4,810,747	3,708,005
Net expense reductions	(662,376)	(27,567)	(37,826)	(25,595)
Total expenses	14,147,550	3,863,434	4,772,921	3,682,410
Net investment income (loss)	32,267,796	4,418,627	11,890,317	10,964,011

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	107,573,765	21,527,221	(4,852,156)	22,882,749
Investments in affiliated issuers	(4,803)	—	—	391
Futures contracts	—	—	(540,514)	—
Written options	—	—	1,701,645	—
Swap contracts	—	—	355,896	—
	107,568,962	21,527,221	(3,335,129)	22,883,140

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	171,751,491	36,630,951	23,961,399	31,620,799
Investments in affiliated issuers	1,234	—	—	53
Futures contracts	—	—	1,479,526	—
Written options	—	—	1,997,025	—
Swap contracts	—	—	2,978,083	—
	171,752,725	36,630,951	30,416,033	31,620,852
Net realized and unrealized gain (loss)	279,321,687	58,158,172	27,080,904	54,503,992

Increase (decrease) in net assets from operations	$311,589,483	$62,576,799	$38,971,221	$65,468,003

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Statements of operations — August 31, 2014

				International
				Growth
	Global Real	Health Sciences	High Yield	Opportunities
Investment income	Estate Fund	Fund	Fund	Fund

Dividends	$9,882,180	$3,180,164	$1,226,212	$16,408,750
Interest	1,525	11,619	78,206,542	7,326
Securities lending	59,041	—	109,297	—
Less foreign taxes withheld	(417,667)	(79,752)	—	(1,409,271)
Total investment income	9,525,079	3,112,031	79,542,051	15,006,805

Expenses

Investment management fees	2,929,462	5,791,437	7,376,879	6,396,528
Class 1 distribution and service fees	—	—	242,581	—
Accounting and legal services fees	40,336	72,504	136,825	97,030
Professional fees	66,195	63,043	86,228	77,474
Custodian fees	252,037	102,083	193,425	860,969
Trustees’ fees	4,371	7,980	15,108	10,439
Registration and filing fees	8,880	8,727	16,864	20,553
Other	11,313	13,117	24,026	14,737
Total expenses before reductions	3,312,594	6,058,891	8,091,936	7,477,730
Net expense reductions	(20,853)	(329,193)	(70,431)	(50,297)
Total expenses	3,291,741	5,729,698	8,021,505	7,427,433
Net investment income (loss)	6,233,338	(2,617,667)	71,520,546	7,579,372

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	26,908,158	140,928,087[1]	28,252,591	27,000,812
Investments in affiliated issuers	1,748	—	(1,002)	—
Futures contracts	—	—	(1,752,110)	—
Written options	—	2,017,181	—	—
Swap contracts	—	—	(1,464,631)	—
	26,909,906	142,945,268	25,034,848	27,000,812

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	26,454,948	48,651,463[2]	15,545,644	83,468,042
Investments in affiliated issuers	(2,097)	—	60	—
Futures contracts	—	—	(92,732)	—
Written options	—	(1,437,566)	—	—
Swap contracts	—	—	(349,385)	—
	26,452,851	47,213,897	15,103,587	83,468,042
Net realized and unrealized gain (loss)	53,362,757	190,159,165	40,138,435	110,468,854

Increase (decrease) in net assets from operations	$59,596,095	$187,541,498	$111,658,981	$118,048,226

1 Net of foreign taxes of $90,550.

2 Net of $66,070 decrease in accrued foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Statements of operations — August 31, 2014

	International			Investment
	Growth Stock	International	International	Quality Bond
Investment income	Fund	Small Cap Fund	Value Fund	Fund

Dividends	$19,162,899	$14,477,360	$78,801,079	$73,828
Interest	33,862	14,571	37,655	14,199,641
Securities lending	—	680,043	1,944,848	1,429
Less foreign taxes withheld	(1,248,807)	(1,590,729)	(5,790,368)	(855)
Total investment income	17,947,954	13,581,245	74,993,214	14,274,043

Expenses

Investment management fees	5,450,903	6,535,658	16,154,014	2,573,953
Class 1 distribution and service fees	—	59,013	139,960	29,178
Accounting and legal services fees	85,595	85,183	250,306	54,153
Professional fees	61,479	67,525	111,649	100,429
Custodian fees	738,999	775,887	1,957,282	72,400
Trustees’ fees	9,406	9,276	27,258	5,956
Registration and filing fees	7,220	7,174	12,075	9,891
Other	13,634	13,563	29,204	9,752
Total expenses before reductions	6,367,236	7,553,279	18,681,748	2,855,712
Net expense reductions	(44,111)	(43,887)	(129,388)	(28,217)
Total expenses	6,323,125	7,509,392	18,552,360	2,827,495
Net investment income (loss)	11,624,829	6,071,853	56,440,854	11,446,548

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	26,705,667	31,201,747	77,079,278[2]	10,736,922
Investments in affiliated issuers	—	272	3,567	(19)
Futures contracts	—	—	—	(1,634,248)
Swap contracts	—	—	—	(1,455,413)
	26,705,667	31,202,019	77,082,845	7,647,242

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	80,946,083	68,405,200[1]	163,200,966[3]	9,085,645
Investments in affiliated issuers	—	(472)	(497)	(2)
Futures contracts	—	—	—	15,953
Swap contracts	—	—	—	83,855
	80,946,083	68,404,728	163,200,469	9,185,451
Net realized and unrealized gain (loss)	107,651,750	99,606,747	240,283,314	16,832,693

Increase (decrease) in net assets from operations	$119,276,579	$105,678,600	$296,724,168	$28,279,241

1 Net of $185,358 increase in accrued foreign withholding taxes.

2 Net of foreign taxes of $416,599.

3 Net of $462,869 increase in accrued foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Statements of operations — August 31, 2014

	Lifestyle II1	Lifestyle II1	Lifestyle II1	Lifestyle II1
	Aggressive	Balanced	Conservative	Growth
Investment income	Portfolio	Portfolio	Portfolio	Portfolio

Dividends	$1,900	$12,657	$6,708	$8,401
Total investment income	1,900	12,657	6,708	8,401

Expenses

Investment management fees	1,149	3,355	1,423	2,971
Distribution and service fees	286	521	131	574
Transfer agent fees	13	13	13	13
Accounting and legal services fees	104	169	57	203
State registration fees	561	561	561	561
Professional fees	31,633	31,643	31,626	31,647
Printing and postage	211	211	211	211
Custodian fees	7,375	7,375	7,375	7,375
Trustees’ fees	5	5	3	8
Registration and filing fees	17,286	17,440	17,195	17,493
Other	3,205	3,205	3,205	3,204
Total expenses before reductions	61,828	64,498	61,800	64,260
Net expense reductions	(59,682)	(59,443)	(59,846)	(59,431)
Total expenses	2,146	5,055	1,954	4,829
Net investment income (loss)	(246)	7,602	4,754	3,572

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(11)	(462)	(224)	(1,392)
Investments in affiliated funds	2	4	130	506
Capital gain distributions received from unaffiliated underlying funds	—	4	10	2
	(9)	(454)	(84)	(884)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	39,322	48,301	15,878	65,154
Investments in affiliated fund	78,076	58,824	8,270	118,733
	117,398	107,125	24,148	183,887
Net realized and unrealized gain (loss)	117,389	106,671	24,064	183,003

Increase (decrease) in net assets from operations	$117,143	$114,273	$28,818	$186,575

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Statements of operations — August 31, 2014

	Lifestyle II1
	Moderate	Mid Cap	Mid Value	Real Estate
Investment income	Portfolio	Stock Fund	Fund	Equity Fund

Dividends	$7,418	$7,270,330	$17,307,181	$5,169,158
Interest	—	31,305	192,020	117,831
Securities lending	—	557,531	168,857	—
Less foreign taxes withheld	—	(55,442)	(86,376)	—
Total investment income	7,418	7,803,724	17,581,682	5,286,989

Expenses

Investment management fees	1,447	13,437,103	10,063,352	2,148,001
Class 1 distribution and service fees	—	179,161	—	—
Distribution and service fees	162	—	—	—
Transfer agent fees	13	—	—	—
Accounting and legal services fees	53	201,127	125,156	30,076
State registration fees	561	—	—	—
Professional fees	31,627	58,262	55,781	43,043
Printing and postage	211	—	—	—
Custodian fees	7,375	229,938	144,874	35,591
Trustees’ fees	2	21,645	13,408	3,262
Registration and filing fees	17,176	24,279	17,157	8,397
Other	3,204	24,169	17,208	8,418
Total expenses before reductions	61,831	14,175,684	10,436,936	2,276,788
Net expense reductions	(59,761)	(103,348)	(574,092)	(111,657)
Total expenses	2,070	14,072,336	9,862,844	2,165,131
Net investment income (loss)	5,348	(6,268,612)	7,718,838	3,121,858

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(245)	214,289,750	87,240,326	10,147,877
Investments in affiliated issuers	—	(9,558)	(2,306)	—
Investments in affiliated funds	(56)	—	—	—
Capital gain distributions received from unaffiliated underlying funds	7	—	—	—
	(294)	214,280,192	87,238,020	10,147,877

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	12,646	73,876,532	131,767,236	41,114,698
Investments in affiliated issuers	11,354	(3,730)	785	—
	24,000	73,872,802	131,768,021	41,114,698
Net realized and unrealized gain (loss)	23,706	288,152,994	219,006,041	51,262,575

Increase (decrease) in net assets from operations	$29,054	$281,884,382	$226,724,879	$54,384,433

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Statements of operations — August 31, 2014

				Short Term
	Real Estate	Real Return	Science &	Government
Investment income	Securities Fund	Bond Fund	Technology Fund	Income Fund

Dividends	$13,718,227	—	$7,617,950	—
Interest	—	$16,479,482	17,536	$2,992,612
Securities lending	—	—	633,204	—
Less foreign taxes withheld	—	(1,246)	(153,927)	—
Total investment income	13,718,227	16,478,236	8,114,763	2,992,612

Expenses

Investment management fees	3,590,657	3,839,497	9,857,777	1,292,023
Class 1 distribution and service fees	256,475	53,527	—	—
Accounting and legal services fees	62,799	67,055	120,431	28,363
Professional fees	46,314	94,891	47,905	69,556
Custodian fees	67,540	102,079	158,277	32,586
Trustees’ fees	6,647	7,385	13,076	3,160
Registration and filing fees	8,791	9,061	1,437	8,300
Expense recapture	—	—	—	5,309
Interest expense	—	34,905	—	—
Other	13,013	12,901	15,974	6,715
Total expenses before reductions	4,052,236	4,221,301	10,214,877	1,446,012
Net expense reductions	(32,864)	(35,048)	(408,888)	(14,793)
Total expenses	4,019,372	4,186,253	9,805,989	1,431,219
Net investment income (loss)	9,698,855	12,291,983	(1,691,226)	1,561,393

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	35,629,582	(3,449,762)	131,119,429	302,438
Investments in affiliated issuers	—	—	(3,482)	—
Futures contracts	—	627,860	—	(440,575)
Written options	—	1,579,074	—	—
Swap contracts	—	(898,356)	—	—
	35,629,582	(2,141,184)	131,115,947	(138,137)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	66,026,854	26,711,957	139,361,113	1,818,904
Investments in affiliated issuers	—	—	263	—
Futures contracts	—	462,082	—	(74,055)
Written options	—	745,601	—	—
Swap contracts	—	(2,266,330)	—	—
	66,026,854	25,653,310	139,361,376	1,744,849
Net realized and unrealized gain (loss)	101,656,436	23,512,126	270,477,323	1,606,712

Increase (decrease) in net assets from operations	$111,355,291	$35,804,109	$268,786,097	$3,168,105

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Statements of operations — August 31, 2014

		Small Cap
	Small Cap	Opportunities	Small Company	Small Company
Investment income	Growth Fund	Fund	Growth Fund	Value Fund

Dividends	$519,901	$1,979,694	$1,615,983	$6,022,526
Interest	2,812	1,553	3,226	4,597
Securities lending	103,632	52,687	103,186	144,485
Less foreign taxes withheld	(1,235)	(1,599)	—	(2,507)
Total investment income	625,110	2,032,335	1,722,395	6,169,101

Expenses

Investment management fees	2,379,105	1,975,963	1,883,098	4,275,517
Class 1 distribution and service fees	—	38,266	—	60,569
Accounting and legal services fees	28,200	24,621	23,551	51,490
Professional fees	45,589	60,615	40,384	43,368
Custodian fees	32,166	35,108	27,212	57,307
Trustees’ fees	2,994	2,728	2,476	5,697
Registration and filing fees	12,952	9,315	12,229	9,383
Other	8,101	8,916	7,867	10,876
Total expenses before reductions	2,509,107	2,155,532	1,996,817	4,514,207
Net expense reductions	(14,440)	(188,664)	(12,045)	(248,062)
Total expenses	2,494,667	1,966,868	1,984,772	4,266,145
Net investment income (loss)	(1,869,557)	65,467	(262,377)	1,902,956

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	27,395,987	25,698,896	18,050,132	20,977,182
Investments in affiliated issuers	(8)	2,748	(425)	9,315
	27,395,979	25,701,644	18,049,707	20,986,497

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	15,409,979	7,495,047	18,647,040	29,523,925
Investments in affiliated issuers	(277)	(3,963)	91	(10,477)
	15,409,702	7,491,084	18,647,131	29,513,448
Net realized and unrealized gain (loss)	42,805,681	33,192,728	36,696,838	50,499,945

Increase (decrease) in net assets from operations	$40,936,124	$33,258,195	$36,434,461	$52,402,901

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Statements of operations — August 31, 2014

	Spectrum	Strategic Equity	Total Return	U.S. High Yield
Investment income	Income Fund	Allocation Fund	Fund	Bond Fund

Dividends	$3,799,112	$123,567,108	$2,752,127	$117,983
Interest	38,012,457	4,247	54,873,659	41,508,697
Securities lending	31,100	1,837,313	—	49,846
Less foreign taxes withheld	(41,991)	(3,733,372)	—	—
Total investment income	41,800,678	121,675,296	57,625,786	41,676,526

Expenses

Investment management fees	7,671,818	33,309,745	17,375,518	4,747,536
Class 1 distribution and service fees	—	—	166,254	46,250
Accounting and legal services fees	130,153	655,133	317,243	79,578
Professional fees	85,513	126,887	122,477	61,375
Custodian fees	333,483	570,158	474,237	88,436
Trustees’ fees	14,221	69,646	34,040	9,066
Registration and filing fees	8,563	30,567	5,985	8,186
Other	19,399	64,379	102,045	13,526
Total expenses before reductions	8,263,150	34,826,515	18,597,799	5,053,953
Net expense reductions	(337,842)	(7,283,872)	(674,511)	(41,301)
Total expenses	7,925,308	27,542,643	17,923,288	5,012,652
Net investment income (loss)	33,875,370	94,132,653	39,702,498	36,663,874

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	24,048,142	109,511,621	11,134,505	19,784,052
Investments in affiliated issuers	17	10,017	—	(220)
Futures contracts	(1,387,813)	47,466,676	18,644,600	—
Written options	—	—	4,106,291	—
Swap contracts	(2,610)	—	(4,907,153)	—
	22,657,736	156,988,314	28,978,243	19,783,832

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and
liabilities in foreign currencies	37,324,562	755,021,204	74,306,739	4,767,113
Investments in affiliated issuers	(78)	(9,235)	—	(29)
Futures contracts	164,299	3,701,138	7,216,107	—
Written options	—	—	5,359,776	—
Swap contracts	4,513	—	(18,079,582)	—
	37,493,296	758,713,107	68,803,040	4,767,084
Net realized and unrealized gain (loss)	60,151,032	915,701,421	97,781,283	24,550,916

Increase (decrease) in net assets from operations	$94,026,402	$1,009,834,074	$137,483,781	$61,214,790

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Statements of operations — August 31, 2014

Investment income	Value Fund

Dividends	$4,961,873
Interest	13,243
Total investment income	4,975,116

Expenses

Investment management fees	2,712,474
Accounting and legal services fees	48,807
Professional fees	38,844
Custodian fees	55,150
Trustees’ fees	5,140
Registration and filing fees	11,750
Other	9,101
Total expenses before reductions	2,881,266
Net expense reductions	(25,155)
Total expenses	2,856,111
Net investment income (loss)	2,119,005

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	26,042,071
26,042,071

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	52,561,208
52,561,208
Net realized and unrealized gain (loss)	78,603,279

Increase (decrease) in net assets from operations	$80,722,284

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		Alpha Opportunities Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$61,974,105	$55,656,411	$5,669,551	$7,651,892	$8,382,787	$9,760,685
Net realized gain (loss)	22,949,335	6,137,501	96,679,015	116,089,202	240,678,930	184,533,835
Change in net unrealized appreciation (depreciation)	55,688,126	(59,521,975)	25,102,792	(13,518,207)	68,806,191	98,548,420
Increase (decrease) in net assets resulting from
operations	140,611,566	2,271,937	127,451,358	110,222,887	317,867,908	292,842,940
Distributions to shareholders
From net investment income
Class 1	(2,953,576)	(2,644,798)	—	—	—	—
Class NAV	(62,936,757)	(59,729,979)	(7,493,145)	(7,502,202)	(8,264,762)	(11,185,749)
From net realized gain
Class 1	(374,957)	(301,392)	—	—	—	—
Class NAV	(8,448,658)	(6,734,971)	—	—	(191,554,720)	(58,060,283)
Total distributions	(74,713,948)	(69,411,140)	(7,493,145)	(7,502,202)	(199,819,482)	(69,246,032)
From fund share transactions	(145,121,484)	218,615,137	71,359,453	(62,902,935)	353,643,546	(13,946,104)
Total increase (decrease)	(79,223,866)	151,475,934	191,317,666	39,817,750	471,691,972	209,650,804

Net assets

Beginning of year	1,792,393,974	1,640,918,040	569,412,438	529,594,688	1,414,582,835	1,204,932,031
End of year	$1,713,170,108	$1,792,393,974	$760,730,104	$569,412,438	$1,886,274,807	$1,414,582,835

Undistributed net investment income (loss)	$15,872,740	$13,279,208	$2,856,171	$4,737,862	$5,431,717	$5,499,900

	Asia Pacific Total Return
	Bond Fund		Blue Chip Growth Fund		Capital Appreciation Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13[1]	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$12,813,536	$6,626,402	($1,315,968)	$5,039,281	$424,196	$6,023,359
Net realized gain (loss)	(10,931,722)	4,458,946	289,456,331	278,461,478	216,132,417	153,474,152
Change in net unrealized appreciation (depreciation)	31,283,167	(42,143,520)	330,413,584	129,026,101	323,126,018	154,611,528
Increase (decrease) in net assets resulting from
operations	33,164,981	(31,058,172)	618,553,947	412,526,860	539,682,631	314,109,039
Distributions to shareholders
From net investment income
Class 1	—	—	—	(1,604,735)	(385,060)	(1,259,790)
Class NAV	(14,665,372)	—	—	(4,846,096)	(1,692,886)	(4,826,845)
From net realized gain
Class 1	—	—	(18,717,294)	—	(31,031,106)	—
Class NAV	(910,387)	—	(38,017,618)	—	(83,567,806)	—
Total distributions	(15,575,759)	—	(56,734,912)	(6,450,831)	(116,676,858)	(6,086,635)
From fund share transactions	21,084,912	435,405,764	(66,974,961)	(324,112,206)	32,621,089	(243,860,420)
Total increase (decrease)	38,674,134	404,347,592	494,844,074	81,963,823	455,626,862	64,161,984

Net assets

Beginning of year	404,347,592	—	2,246,970,873	2,165,007,050	1,913,536,078	1,849,374,094
End of year	$443,021,726	$404,347,592	$2,741,814,947	$2,246,970,873	$2,369,162,940	$1,913,536,078

Undistributed net investment income (loss)	$4,643,809	$11,906,577	—	—	—	$1,414,995

1 Period from 1-16-13 (commencement of operations) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Statements of changes in net assets

	Capital Appreciation
	Value Fund		Core Bond Fund		Equity-Income Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$23,380,549	$24,059,579	$8,768,264	$9,745,657	$32,267,796	$30,178,672
Net realized gain (loss)	205,500,672	204,337,288	5,421,271	4,186,185	107,568,962	132,821,733
Change in net unrealized appreciation (depreciation)	72,998,301	75,393,176	18,355,613	(28,316,496)	171,752,725	149,296,310
Increase (decrease) in net assets resulting from
operations	301,879,522	303,790,043	32,545,148	(14,384,654)	311,589,483	312,296,715
Distributions to shareholders
From net investment income
Class 1	—	—	(1,613,591)	(1,647,775)	(8,079,253)	(5,676,642)
Class NAV	(24,213,098)	(27,895,420)	(8,925,816)	(11,581,889)	(31,142,028)	(24,924,135)
From net realized gain
Class 1	—	—	(305,403)	(3,036,154)	(2,357,889)	—
Class NAV	(212,469,220)	(69,562,985)	(1,678,726)	(20,902,954)	(8,905,104)	—
Total distributions	(236,682,318)	(97,458,405)	(12,523,536)	(37,168,772)	(50,484,274)	(30,600,777)
From fund share transactions	152,330,229	(389,627,130)	(52,137,487)	(43,435,968)	310,910,067	(255,802,823)
Total increase (decrease)	217,527,433	(183,295,492)	(32,115,875)	(94,989,394)	572,015,276	25,893,115

Net assets

Beginning of year	1,769,741,791	1,953,037,283	539,828,127	634,817,521	1,565,301,408	1,539,408,293
End of year	$1,987,269,224	$1,769,741,791	$507,712,252	$539,828,127	$2,137,316,684	$1,565,301,408

Undistributed net investment income (loss)	$15,185,940	$14,618,266	$2,897,882	$2,634,110	$23,342,937	$30,206,380

	Fundamental Global
	Franchise Fund		Global Bond Fund		Global Equity Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13[1]

From operations
Net investment income (loss)	$4,418,627	$4,477,896	$11,890,317	$14,874,143	$10,964,011	$1,231,759
Net realized gain (loss)	21,527,221	16,460,186	(3,335,129)	(20,468,302)	22,883,140	119,303
Change in net unrealized appreciation (depreciation)	36,630,951	37,421,735	30,416,033	(30,503,026)	31,620,852	2,889,174
Increase (decrease) in net assets resulting from
operations	62,576,799	58,359,817	38,971,221	(36,097,185)	65,468,003	4,240,236
Distributions to shareholders
From net investment income
Class A	(764)	(408)	—	—	(598)	—
Class I	(3,497)	(644)	—	—	(8,321)	—
Class 1	—	—	—	(2,729,673)	—	—
Class NAV	(4,032,151)	(2,337,088)	—	(20,104,227)	(2,891,248)	—
From net realized gain
Class A	(5,920)	—	—	—	(530)	—
Class I	(18,135)	—	—	—	(6,031)	—
Class NAV	(18,704,226)	—	—	—	(1,826,704)	—
Total distributions	(22,764,693)	(2,338,140)	—	(22,833,900)	(4,733,432)	—
From fund share transactions	6,867,939	(18,752,595)	(15,134,549)	(102,706,514)	94,525,063	325,499,110
Total increase (decrease)	46,680,045	37,269,082	23,836,672	(161,637,599)	155,259,634	329,739,346

Net assets

Beginning of year	408,649,033	371,379,951	584,559,507	746,197,106	329,739,346	—
End of year	$455,329,078	$408,649,033	$608,396,179	$584,559,507	$484,998,980	$329,739,346

Undistributed net investment income (loss)	$4,010,174	$3,658,868	($391,964)	($20,687,134)	$9,511,467	$1,235,822

1 Period from 5-16-13 (commencement of operations) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Statements of changes in net assets

	Global Real Estate Fund		Health Sciences Fund		High Yield Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$6,233,338	$8,682,281	($2,617,667)	($2,021,422)	$71,520,546	$73,726,795
Net realized gain (loss)	26,909,906	93,698,491	142,945,268	76,772,407	25,034,848	13,825,838
Change in net unrealized appreciation (depreciation)	26,452,851	(59,099,388)	47,213,897	79,184,296	15,103,587	2,244,219
Increase (decrease) in net assets resulting from
operations	59,596,095	43,281,384	187,541,498	153,935,281	111,658,981	89,796,852
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(31,839,936)	(29,008,649)
Class NAV	(12,325,059)	(17,850,946)	—	—	(41,433,939)	(42,424,819)
From net realized gain
Class NAV	—	—	(99,704,308)	(16,375,908)	—	—
Total distributions	(12,325,059)	(17,850,946)	(99,704,308)	(16,375,908)	(73,273,875)	(71,433,468)
From fund share transactions	(2,366,610)	(228,272,991)	(12,553,377)	(68,068,417)	(188,662,135)	149,374,599
Total increase (decrease)	44,904,426	(202,842,553)	75,283,813	69,490,956	(150,277,029)	167,737,983

Net assets

Beginning of year	294,008,251	496,850,804	545,143,507	475,652,551	1,099,184,892	931,446,909
End of year	$338,912,677	$294,008,251	$620,427,320	$545,143,507	$948,907,863	$1,099,184,892

Undistributed net investment income (loss)	($4,116,832)	($3,048,641)	($16)	($84,107)	$13,707,673	$15,472,675

	International Growth		International Growth		International Small
	Opportunities Fund		Stock Fund		Cap Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$7,579,372	$5,865,869	$11,624,829	$7,423,061	$6,071,853	$6,571,793
Net realized gain (loss)	27,000,812	6,783,886	26,705,667	(3,201,106)	31,202,019	13,986,326
Change in net unrealized appreciation (depreciation)	83,468,042	83,399,702	80,946,083	57,578,047	68,404,728	51,898,088
Increase (decrease) in net assets resulting from
operations	118,048,226	96,049,457	119,276,579	61,800,002	105,678,600	72,456,207
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(1,699,241)	(1,696,515)
Class NAV	(6,292,032)	(867,484)	(11,051,305)	(4,872,079)	(8,465,869)	(4,397,182)
From net realized gain
Class NAV	(8,725,047)	(964,776)	—	—	—	—
Total distributions	(15,017,079)	(1,832,260)	(11,051,305)	(4,872,079)	(10,165,110)	(6,093,697)
From fund share transactions	129,562,738	30,945,046	(49,344,912)	146,143,011	(20,093,804)	206,899,741
Total increase (decrease)	232,593,885	125,162,243	58,880,362	203,070,934	75,419,686	273,262,251

Net assets

Beginning of year	615,684,553	490,522,310	630,822,670	427,751,736	621,176,762	347,914,511
End of year	$848,278,438	$615,684,553	$689,703,032	$630,822,670	$696,596,448	$621,176,762

Undistributed net investment income (loss)	$6,770,981	$5,432,500	$7,362,616	$6,376,087	$582,204	$4,272,067

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Statements of changes in net assets

			Investment Quality
	International Value Fund		Bond Fund
	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$56,440,854	$30,390,174	$11,446,548	$10,907,099
Net realized gain (loss)	77,082,845	(15,484,535)	7,647,242	1,814,770
Change in net unrealized appreciation (depreciation)	163,200,469	307,772,843	9,185,451	(25,663,886)
Increase (decrease) in net assets resulting from
operations	296,724,168	322,678,482	28,279,241	(12,942,017)
Distributions to shareholders
From net investment income
Class 1	(4,197,533)	(5,305,304)	(1,769,748)	(2,016,575)
Class NAV	(26,643,592)	(27,795,127)	(11,721,112)	(9,906,570)
From net realized gain
Class 1	—	—	(376,038)	(2,167,058)
Class NAV	—	—	(2,466,187)	(9,586,827)
Total distributions	(30,841,125)	(33,100,431)	(16,333,085)	(23,677,030)
From fund share transactions	95,432,453	78,341,689	(21,960,907)	25,051,265
Total increase (decrease)	361,315,496	367,919,740	(10,014,751)	(11,567,782)

Net assets

Beginning of year	1,713,508,716	1,345,588,976	450,588,214	462,155,996
End of year	$2,074,824,212	$1,713,508,716	$440,573,463	$450,588,214

Undistributed net investment income (loss)	$50,693,749	$25,559,780	$2,690,783	$3,902,782

	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II	Lifestyle II
	Aggressive	Balanced	Conservative	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Period ended	Period ended	Period ended	Period ended	Period ended
Increase (decrease) in net assets	8-31-14[1]	8-31-14[1]	8-31-14[1]	8-31-14[1]	8-31-14[1]

From operations
Net investment income (loss)	($246)	$7,602	$4,754	$3,572	$5,348
Net realized gain (loss)	(9)	(454)	(84)	(884)	(294)
Change in net unrealized appreciation
(depreciation)	117,398	107,125	24,148	183,887	24,000
Increase (decrease) in net assets resulting
from operations	117,143	114,273	28,818	186,575	29,054
Distributions to shareholders
From net investment income
Class R6	—	(314)	(633)	—	(457)
Class 1	—	(1,919)	(1,646)	—	(1,507)
Total distributions	—	(2,233)	(2,279)	—	(1,964)
From portfolio share transactions	4,732,635	8,783,404	2,334,207	10,018,959	2,108,749
Total increase (decrease)	4,849,778	8,895,444	2,360,746	10,205,534	2,135,839

Net assets

End of year	$4,849,778	$8,895,444	$2,360,746	$10,205,534	$2,135,839

Undistributed net investment income (loss)	($213)	$5,382	$2,488	$3,585	$3,467

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Statements of changes in net assets

	Mid Cap Stock Fund		Mid Value Fund		Real Estate Equity Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	($6,268,612)	$1,071,961	$7,718,838	$6,726,078	$3,121,858	$3,624,028
Net realized gain (loss)	214,280,192	179,999,143	87,238,020	30,474,855	10,147,877	6,403,900
Change in net unrealized appreciation (depreciation)	73,872,802	59,990,226	131,768,021	81,409,988	41,114,698	(11,305,106)
Increase (decrease) in net assets resulting from
operations	281,884,382	241,061,330	226,724,879	118,610,921	54,384,433	(1,277,178)
Distributions to shareholders
From net investment income
Class NAV	(17,492)	—	(5,306,135)	(7,337,684)	(3,727,077)	(2,633,312)
From net realized gain
Class 1	(41,365,017)	(11,396,409)	—	—	—	—
Class NAV	(143,829,579)	(26,530,570)	(31,795,815)	(26,391,979)	—	—
Total distributions	(185,212,088)	(37,926,979)	(37,101,950)	(33,729,663)	(3,727,077)	(2,633,312)
From fund share transactions	108,962,555	281,015,859	106,861,648	104,595,365	(4,602,259)	11,180,619
Total increase (decrease)	205,634,849	484,150,210	296,484,577	189,476,623	46,055,097	7,270,129

Net assets

Beginning of year	1,482,818,454	998,668,244	788,678,920	599,202,297	213,466,977	206,196,848
End of year	$1,688,453,303	$1,482,818,454	$1,085,163,497	$788,678,920	$259,522,074	$213,466,977

Undistributed net investment income (loss)	—	$209	$3,637,253	$1,154,215	$406,213	$1,149,207

	Real Estate				Science &
	Securities Fund		Real Return Bond Fund		Technology Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13[1]

From operations
Net investment income (loss)	$9,698,855	$10,136,717	$12,291,983	$13,960,127	($1,691,226)	($216,524)
Net realized gain (loss)	35,629,582	54,903,320	(2,141,184)	2,213,387	131,115,947	1,095,383
Change in net unrealized appreciation (depreciation)	66,026,854	(74,763,215)	25,653,310	(70,894,961)	139,361,376	52,754,671
Increase (decrease) in net assets resulting from
operations	111,355,291	(9,723,178)	35,804,109	(54,721,447)	268,786,097	53,633,530
Distributions to shareholders
From net investment income
Class 1	(10,708,094)	(9,064,714)	(2,477,528)	(4,865,785)	—	—
Class NAV	—	—	(10,601,690)	(15,434,389)	(850,478)	—
From net realized gain
Class 1	(45,247,364)	(48,020,137)	—	(4,024,887)	—	—
Class NAV	—	—	—	(12,386,323)	(18,924,071)	—
Total distributions	(55,955,458)	(57,084,851)	(13,079,218)	(36,711,384)	(19,774,549)	—
From fund share transactions	4,391,721	16,267,507	(20,509,448)	(34,353,711)	(96,463,379)	819,508,213
Total increase (decrease)	59,791,554	(50,540,522)	2,215,443	(125,786,542)	152,548,169	873,141,743

Net assets

Beginning of year	506,908,095	557,448,617	556,454,910	682,241,452	873,141,743	—
End of year	$566,699,649	$506,908,095	$558,670,353	$556,454,910	$1,025,689,912	$873,141,743

Undistributed net investment income (loss)	$2,916,513	$4,539,370	$6,082,222	$4,399,571	($116,342)	$183,032

1 Period from 2-14-13 (commencement of operations) to 8-31-13.

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Statements of changes in net assets

	Short Term Government				Small Cap
	Income Fund		Small Cap Growth Fund		Opportunities Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$1,561,393	$1,078,429	($1,869,557)	($408,906)	$65,467	$772,588
Net realized gain (loss)	(138,137)	226,604	27,395,979	22,800,940	25,701,644	14,546,769
Change in net unrealized appreciation (depreciation)	1,744,849	(4,267,515)	15,409,702	13,344,472	7,491,084	25,847,482
Increase (decrease) in net assets resulting from
operations	3,168,105	(2,962,482)	40,936,124	35,736,506	33,258,195	41,166,839
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(139,637)	(261,564)
Class NAV	(3,112,504)	(3,395,114)	—	—	(271,394)	(552,589)
From net realized gain
Class 1	—	—	—	—	(6,942,750)	(861,085)
Class NAV	—	—	(21,614,213)	(8,882,671)	(10,855,359)	(1,667,655)
Total distributions	(3,112,504)	(3,395,114)	(21,614,213)	(8,882,671)	(18,209,140)	(3,342,893)
From fund share transactions	4,943,332	45,102,438	9,899,439	46,292,800	17,907,988	(11,474,087)
Total increase (decrease)	4,998,933	38,744,842	29,221,350	73,146,635	32,957,043	26,349,859

Net assets

Beginning of year	227,439,982	188,695,140	211,257,432	138,110,797	181,459,922	155,110,063
End of year	$232,438,915	$227,439,982	$240,478,782	$211,257,432	$214,416,965	$181,459,922

Undistributed net investment income (loss)	$1,325,379	$740,656	—	—	($18,899)	$117,025

	Small Company		Small Company
	Growth Fund		Value Fund		Spectrum Income Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	($262,377)	$145,004	$1,902,956	$3,505,432	$33,875,370	$33,357,705
Net realized gain (loss)	18,049,707	8,625,306	20,986,497	22,502,587	22,657,736	30,585,405
Change in net unrealized appreciation (depreciation)	18,647,131	18,419,241	29,513,448	46,170,653	37,493,296	(41,738,359)
Increase (decrease) in net assets resulting from
operations	36,434,461	27,189,551	52,402,901	72,178,672	94,026,402	22,204,751
Distributions to shareholders
From net investment income
Class 1	—	—	(170,523)	(2,160,242)	—	—
Class NAV	—	(185,338)	(531,565)	(4,365,207)	(33,092,885)	(37,465,395)
From net realized gain
Class 1	—	—	(642,785)	—	—	—
Class NAV	(8,436,114)	(3,262,621)	(1,527,415)	—	(25,819,907)	(695,859)
Total distributions	(8,436,114)	(3,447,959)	(2,872,288)	(6,525,449)	(58,912,792)	(38,161,254)
From fund share transactions	48,850	46,688,479	(12,387,920)	(33,750,874)	(102,633,669)	(9,737,245)
Total increase (decrease)	28,047,197	70,430,071	37,142,693	31,902,349	(67,520,059)	(25,693,748)

Net assets

Beginning of year	175,853,308	105,423,237	353,935,968	322,033,619	1,032,996,056	1,058,689,804
End of year	$203,900,505	$175,853,308	$391,078,661	$353,935,968	$965,475,997	$1,032,996,056

Undistributed net investment income (loss)	—	($233,769)	$980,870	($1,550,603)	$7,407,106	$6,005,294

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Statements of changes in net assets

	Strategic Equity				U.S. High Yield
	Allocation Fund		Total Return Fund		Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13

From operations
Net investment income (loss)	$94,132,653	$71,905,666	$39,702,498	$40,653,028	$36,663,874	$41,954,838
Net realized gain (loss)	156,988,314	39,177,896	28,978,243	24,362,873	19,783,832	14,926,297
Change in net unrealized appreciation (depreciation)	758,713,107	493,887,392	68,803,040	(108,130,021)	4,767,084	(24,787,987)
Increase (decrease) in net assets resulting from
operations	1,009,834,074	604,970,954	137,483,781	(43,114,120)	61,214,790	32,093,148
Distributions to shareholders
From net investment income
Class 1	—	—	(6,408,692)	(11,930,315)	(5,887,794)	(6,064,893)
Class NAV	(75,823,905)	(42,820,065)	(43,682,483)	(61,767,584)	(35,821,989)	(36,664,442)
From net realized gain
Class 1	—	—	(4,574,820)	(9,652,563)	(1,746,674)	(1,185,065)
Class NAV	(77,841,756)	(2,142,972)	(30,495,108)	(48,056,049)	(10,831,069)	(6,883,096)
Total distributions	(153,665,661)	(44,963,037)	(85,161,103)	(131,406,511)	(54,287,526)	(50,797,496)
From fund share transactions	668,806,371	722,012,254	(136,709,099)	312,065,582	(216,968,196)	56,215,568
Total increase (decrease)	1,524,974,784	1,282,020,171	(84,386,421)	137,544,951	(210,040,932)	37,511,220

Net assets

Beginning of year	4,417,216,428	3,135,196,257	2,581,069,117	2,443,524,166	696,687,913	659,176,693
End of year	$5,942,191,212	$4,417,216,428	$2,496,682,696	$2,581,069,117	$486,646,981	$696,687,913

Undistributed net investment income (loss)	$69,003,246	$49,380,268	$18,063,678	$10,528,909	$6,376,033	$9,071,486

	Value Fund
	Year ended	Year ended
Increase (decrease) in net assets	8-31-14	8-31-13

From operations
Net investment income (loss)	$2,119,005	$1,483,581
Net realized gain (loss)	26,042,071	19,201,299
Change in net unrealized appreciation (depreciation)	52,561,208	12,286,125
Increase (decrease) in net assets resulting from
operations	80,722,284	32,971,005
Distributions to shareholders
From net investment income
Class NAV	(1,764,310)	(1,794,249)
From net realized gain
Class NAV	(20,903,448)	(17,200,764)
Total distributions	(22,667,758)	(18,995,013)
From fund share transactions	56,500,789	148,435,924
Total increase (decrease)	114,555,315	162,411,916

Net assets

Beginning of year	307,532,227	145,120,311
End of year	$422,087,542	$307,532,227

Undistributed net investment income (loss)	$1,151,630	$821,128

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Active Bond Fund
CLASS 1

08-31-2014	10.08	0.36	0.45	0.81	(0.38)	(0.05)	—	(0.43)	10.46	8.25	0.68	0.68	3.50	102	81
08-31-2013	10.48	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68	0.68	3.21	72	96
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68	0.68	3.45	65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88	0.69	0.69	5.26	43	75

CLASS NAV

08-31-2014	10.07	0.36	0.47	0.83	(0.39)	(0.05)	—	(0.44)	10.46	8.41	0.63	0.63	3.54	1,611	81
08-31-2013	10.47	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63	0.63	3.26	1,720	96
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63	0.63	3.49	1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83	0.64	0.64	5.30	788	75

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

All Cap Core Fund
CLASS NAV

08-31-2014	11.66	0.11	2.46	2.57	(0.15)	—	—	(0.15)	14.08	22.18	0.81	0.81	0.86	761	245
08-31-2013	9.68	0.15	1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19	0.82	0.81	1.38	569	173
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81	0.81	1.19	530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73	0.81	0.81	1.01	516	196

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Alpha Opportunities Fund
CLASS NAV

08-31-2014	12.67	0.06	2.55	2.61	(0.07)	(1.63)	—	(1.70)	13.58	21.69	1.01	0.97	0.49	1,886	109
08-31-2013	10.66	0.09	2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01	1.00	0.76	1,415	130
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01	1.01	0.59	1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01	1.04	1.04	0.28	1,113	171

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Asia Pacific Total Return Bond Fund
CLASS NAV

08-31-2014	9.25	0.28	0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12	0.87	0.86	3.00	443	31
08-31-2013[3]	10.00	0.16	(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[4]	0.89[5]	0.86[5]	2.64[5]	404	7

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 1-16-13
(commencement of operations) to 8-31-13. 4. Not annualized. 5. Annualized.

Blue Chip Growth Fund
CLASS 1

08-31-2014	28.74	(0.03)	8.04	8.01	—	(0.77)	—	(0.77)	35.98	28.06	0.86	0.83	(0.08)	888	33
08-31-2013	24.09	0.05	4.66	4.71	(0.06)	—	—	(0.06)	28.74	19.62	0.86	0.83	0.18	696	33
08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87	0.86	0.83	0.12	606	27
08-31-2011	16.31	0.01	4.31	4.32	—[3]	—	—	—[3]	20.63	26.51	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[3]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65	0.88	0.84	0.03	405	49

CLASS NAV

08-31-2014	28.72	(0.01)	8.03	8.02	—	(0.77)	—	(0.77)	35.97	28.11	0.81	0.78	(0.04)	1,854	33
08-31-2013	24.07	0.06	4.67	4.73	(0.08)	—	—	(0.08)	28.72	19.69	0.81	0.78	0.24	1,551	33
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89	0.81	0.78	0.17	1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70	0.83	0.79	0.05	1,460	49

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Capital Appreciation Fund
CLASS 1

08-31-2014	15.07	—[3]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39	0.78	0.78	(0.02)	588	45
08-31-2013	12.87	0.04	2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79	0.78	0.27	507	44
08-31-2012	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78	0.78	0.11	439	52
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27	0.79	0.79	0.19	321	73

CLASS NAV

08-31-2014	15.08	0.01	4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49	0.73	0.73	0.03	1,781	45
08-31-2013	12.89	0.05	2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74	0.73	0.33	1,406	44
08-31-2012	11.45	0.02	1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73	0.73	0.15	1,410	52
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31	0.74	0.74	0.20	1,194	73

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.

Capital Appreciation Value Fund
CLASS NAV

08-31-2014	12.41	0.16	1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68	0.85	0.81	1.25	1,987	63
08-31-2013	11.22	0.14	1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37	0.84	0.80	1.21	1,770	83
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	0.86	0.83	1.48	1,953	84
08-31-2011[3]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]	0.92[5]	0.88[5]	1.23[5]	433	44

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. The inception date for Class
NAV shares is 1-6-11. 4. Not annualized. 5. Annualized.

Core Bond Fund
CLASS 1

08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22	0.68	0.68	1.59	93	332
08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)	0.67	0.67	1.46	84	346
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	0.68	0.68	1.93	76	362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99	0.69	0.69	3.09	14	496

CLASS NAV

08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29	0.63	0.63	1.64	415	332
08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)	0.62	0.62	1.50	456	346
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	0.63	0.63	2.06	559	362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13	0.64	0.64	3.11	564	496

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Equity-Income Fund
CLASS 1

08-31-2014	18.53	0.35	3.17	3.52	(0.45)	(0.13)	—	(0.58)	21.47	19.24	0.87	0.83	1.75	377	17
08-31-2013	15.59	0.32	2.94	3.26	(0.32)	—	—	(0.32)	18.53	21.20	0.86	0.83	1.82	339	14
08-31-2012	13.56	0.31	1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55	0.87	0.84	2.13	286	21
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66	0.89	0.86	1.84	140	13

CLASS NAV

08-31-2014	18.52	0.37	3.15	3.52	(0.46)	(0.13)	—	(0.59)	21.45	19.25	0.82	0.78	1.81	1,760	17
08-31-2013	15.57	0.32	2.95	3.27	(0.32)	—	—	(0.32)	18.52	21.33	0.81	0.78	1.87	1,226	14
08-31-2012	13.55	0.31	1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54	0.82	0.79	2.18	1,254	21
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80	0.84	0.81	1.94	981	13

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Fundamental Global Franchise Fund
CLASS A

08-31-2014	12.11	0.06	1.74	1.80	(0.08)	(0.59)	—	(0.67)	13.24	15.05[3]	1.42	1.42	0.50	—[4]	13
08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21[3]	1.38	1.38	0.64	—[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[3,6]	1.48[7]	1.48[7]	0.33[7]	—[4]	2

CLASS I

08-31-2014	12.14	0.13	1.72	1.85	(0.11)	(0.59)	—	(0.70)	13.29	15.52	1.02	1.02	1.01	1	13
08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75	1.00	1.00	1.14	—[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50[6]	1.10[7]	1.10[7]	0.71[7]	—[4]	2

CLASS NAV

08-31-2014	12.15	0.13	1.74	1.87	(0.13)	(0.59)	—	(0.72)	13.30	15.62	0.90	0.90	1.03	454	13
08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76	0.90	0.90	1.11	408	26
08-31-2012[5]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60[6]	0.99[7]	0.99[7]	0.95[7]	371	2

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Does not reflect the effect of sales charges, if any. 4. Less than $500,000. 5. Period from 6-29-12 (commencement of operations) to 8-31-12. 6. Not annualized. 7. Annualized.

Global Bond Fund
CLASS 1

08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76	0.86	0.85	1.96	69	97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86	0.86	2.00	74	85
08-31-2012[3]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86	0.86	2.67	92	109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42	0.86	0.86	2.31	76	511

CLASS NAV

08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77	0.81	0.80	2.02	540	97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81	0.81	2.04	511	85
08-31-2012[3]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81	0.81	2.73	654	109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45	0.81	0.81	2.35	730	511

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with
Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Global Equity Fund
CLASS A

08-31-2014	9.94[8]	0.26	1.57	1.83	(0.06)	(0.05)	—	(0.11)	11.66	18.52[3]	1.37	1.34	2.36[8]	—[4]	70
08-31-2013[5]	10.00	0.04	(0.10)	(0.06)	—	—	—	—	9.94	(0.60)[3,6]	1.48[7]	1.24[7]	1.35[7]	—[4]	8

CLASS I

08-31-2014	9.95[8]	0.31	1.56	1.87	(0.07)	(0.05)	—	(0.12)	11.70	18.95	1.05	1.05	2.79[8]	3,107	70
08-31-2013[5]	10.00	0.08	(0.13)	(0.05)	—	—	—	—	9.95	(0.50)[6]	1.13[7]	1.12[7]	3.06[7]	1	8

CLASS NAV

08-31-2014	9.95[8]	0.31	1.57	1.88	(0.08)	(0.05)	—	(0.13)	11.70	19.06	0.93	0.93	2.76[8]	481,775	70
08-31-2013[5]	10.00	0.05	(0.10)	(0.05)	—	—	—	—	9.95	(0.50)[6]	1.03[7]	1.02[7]	1.59[7]	329	8

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Does not reflect the effect of sales charges, if any. 4. Less than $500,000. 5. Period from 5-16-13 (commencement of operations) to 8-31-13. 6. Not annualized. 7. Annualized. 8. Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.

Global Real Estate Fund
CLASS NAV

08-31-2014	8.15	0.17	1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95	1.02	1.01	1.92	339	97
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00	0.99	1.79	294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00	1.00	2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Health Sciences Fund
CLASS NAV

08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34	1.04	0.99	(0.45)	620	61
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08	1.03	(0.39)	545	42
08-31-2012[3]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00[4]	1.12[5]	1.06[5]	(0.45)[5]	476	25

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-30-11
(commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

High Yield Fund
CLASS 1

08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76	0.75	6.44	502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76	0.76	7.12	453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76	0.76	7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	0.75	0.75	9.09	82	81

CLASS NAV

08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71	0.70	6.50	447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71	0.71	7.19	646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71	0.71	8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	0.70	0.70	9.15	910	81

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

International Growth Opportunities Fund
CLASS NAV

08-31-2014	12.21	0.13	2.12	2.25	(0.11)	(0.16)	—	(0.27)	14.19	18.51	0.96	0.95	0.97	848	14
08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98	0.98	1.04	616	16
08-31-2012[3]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70[4]	1.08[5]	1.08[5]	0.77[5]	491	1

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 7-19-12
(commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

International Growth Stock Fund
CLASS NAV

08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26	0.92	0.92	1.68	690	26
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92	0.92	1.37	631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	—[4]	—	(0.12)	10.89	3.87	0.96	0.96	1.43	428	30
08-31-2011[3]	10.00	0.19	0.43	0.62	(0.01)	—[4]	—	(0.01)	10.61	6.21[5]	0.99[6]	0.99[6]	1.79[6]	278	27

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-16-10
(commencement of operations) to 8-31-11. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

International Small Cap Fund
CLASS 1

08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10	1.14	1.14	0.84	116	23
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19	1.18	1.52	109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22	1.20	1.72	98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73	1.22	1.22	1.00	125	21

CLASS NAV

08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17	1.09	1.09	0.89	581	23
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14	1.13	1.55	512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17	1.15	1.82	250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78	1.17	1.17	1.11	154	21

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

International Value Fund
CLASS 1

08-31-2014	15.74	0.47[3]	2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80	0.97	0.96	2.69[3]	281	28
08-31-2013	12.98	0.28	2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96	0.96	1.94	251	36
08-31-2012	13.59	0.37	(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97	0.91	2.92	223	22
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)	0.98	0.96	2.04	259	19

CLASS NAV

08-31-2014	15.70	0.49[3]	2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90	0.92	0.91	2.81[3]	1,793	28
08-31-2013	12.94	0.29	2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91	0.91	2.00	1,462	36
08-31-2012	13.56	0.39	(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92	0.86	3.07	1,122	22
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)	0.93	0.91	2.19	900	19

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.10 and 0.59%, respectively.

Investment Quality Bond Fund
CLASS 1

08-31-2014	12.24	0.32	0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54	0.69	0.68	2.54	57	100
08-31-2013	13.23	0.29	(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68	0.67	2.25	64	72
08-31-2012	12.59	0.30	0.69	0.99	(0.35)	—[3]	—	(0.35)	13.23	8.01	0.68	0.68	2.35	87	66
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38	0.71	0.71	3.98	79	17

CLASS NAV

08-31-2014	12.23	0.32	0.46	0.78	(0.38)	(0.08)	—	(0.46)	12.55	6.51	0.64	0.63	2.60	384	100
08-31-2013	13.22	0.30	(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)	0.63	0.62	2.31	386	72
08-31-2012	12.57	0.31	0.69	1.00	(0.35)	—[3]	—	(0.35)	13.22	8.16	0.63	0.63	2.39	375	66
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44	0.66	0.66	4.00	261	17

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.

Lifestyle II Aggressive Portfolio
CLASS R6

08-31-2014[3]	10.00	—[4,5]	0.77	0.77	—	—	—	—	10.77	7.70[6]	10.62[7,8]	0.38[7,8]	(0.04)[4,7]	—[9]	2

CLASS 1

08-31-2014[3]	10.00	—[4,5]	0.77	0.77	—	—	—	—	10.77	7.70[6]	9.53[7,8]	0.33[7,8]	(0.04)[4,7]	5	2

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Annualized. 8. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.09% – 0.52% for the period ended 8-31-14. 9. Less than $500,000.

Lifestyle II Balanced Portfolio
CLASS R6

08-31-2014[3]	10.00	0.07[4]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73[5]	6.84[6,7]	0.50[6,7]	1.00[4,6]	—[8]	2

CLASS 1

08-31-2014[3]	10.00	0.05[4]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74[5]	5.74[6,7]	0.45[6,7]	0.66[4,6]	9	2

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% – 0.65% for the period ended 8-31-14.
8. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Lifestyle II Conservative Portfolio
CLASS R6

08-31-2014[3]	10.00	0.14[4]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55[5]	19.53[6,7]	0.63[6,7]	1.99[4,7]	—[8]	11

CLASS 1

08-31-2014[3]	10.00	0.09[4]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57[5]	18.44[6,7]	0.58[6,7]	1.29[4,7]	2	11

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% – 0.65% for the period ended 8-31-14. 7. Annualized.
8. Less than $500,000.

Lifestyle II Growth Portfolio
CLASS R6

08-31-2014[3]	10.00	0.03[4]	0.68	0.71	—	—	—	—	10.71	7.10[5]	6.32[6,7]	0.44[6,7]	0.43[4,7]	—[8]	21

CLASS 1

08-31-2014[3]	10.00	0.02[4]	0.69	0.71	—	—	—	—	10.71	7.10[5]	5.22[6,7]	0.39[6,7]	0.29[4,7]	10	21

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% – 0.65% for the period ended 8-31-14.
7. Annualized. 8. Less than $500,000.

Lifestyle II Moderate Portfolio
CLASS R6

08-31-2014[3]	10.00	0.11[4]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97[5]	16.64[6,7]	0.57[6,7]	1.54[4,6]	—[8]	6

CLASS 1

08-31-2014[3]	10.00	0.09[4]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90[5]	15.54[6,7]	0.52[6,7]	1.32[4,6]	2	6

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13
(commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% – 0.65% for the period ended 8-31-14. 8. Less than $500,000.

Mid Cap Stock Fund
CLASS 1

08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04	0.92	0.91	(0.43)	361	107
08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79	0.92	0.92	0.07	338	121
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32	0.93	0.93	(0.23)	279	123

CLASS NAV

08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10	0.87	0.86	(0.38)	1,328	107
08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88	0.87	0.87	0.11	1,145	121
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—[3]	—	—	—[3]	13.64	9.40	0.88	0.88	(0.18)	508	123

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.

Mid Value Fund
CLASS NAV

08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44	1.04	0.98	0.77	1,085	40
08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04	0.99	1.08	789	35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[3]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	1.05	1.00	1.93[3]	391	50

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.18 and 1.35%, respectively.

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Real Estate Equity Fund
CLASS NAV

08-31-2014	9.39	0.13	2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93	0.88	1.27	260	15
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93	0.88	1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	0.92	0.88	1.55	305	40

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Real Estate Securities Fund
CLASS 1

08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79	0.78	1.89	567	108
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79	0.79	1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	0.80	0.80	2.13	352	87

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Real Return Bond Fund
CLASS 1

08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81	0.80	2.12	103	40
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82	0.82	1.99	122	44
08-31-2012[3]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	0.77	0.77	2.09	94	354

CLASS NAV

08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76	0.75	2.27	456	40
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77	0.77	2.08	434	44
08-31-2012[3]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	0.72	0.72	2.15	991	354

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with
Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%

Science & Technology Fund
CLASS NAV

08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14	1.05	1.01	(0.17)	1,026	97
08-31-2013[3]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30[4]	1.11[5]	1.07[5]	(0.09)[5]	873	45

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 2-14-13
(commencement of operations) to 8-31-13. 4. Not annualized. 5. Annualized.

Short Term Government Income Fund
CLASS NAV

08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36	0.62	0.62	0.67	232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.64[3]	0.63	0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64	0.63	0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64	0.63[4]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78	0.68	0.64	1.22	136	137

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 4. Includes the impact of expense recapture which amounted to less than 0.01% of average net assets.

Small Cap Growth Fund
CLASS NAV

08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49	1.11	1.10	(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12	1.12	(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12	1.12	(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32	1.13	1.13	(0.75)	149	143

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Small Cap Opportunities Fund
CLASS 1

08-31-2014	28.54	—[3]	5.25	5.25	(0.06)	(2.89)	—	(2.95)	30.84	18.66	1.12	1.03	—[4]	75	30
08-31-2013	22.72	0.11	6.22	6.33	(0.12)	(0.39)	—	(0.51)	28.54	28.31	1.11	1.02	0.41	68	22
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76	1.12	1.03	0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90	1.12	1.04	(0.06)	48	33

CLASS NAV

08-31-2014	28.42	0.02	5.23	5.25	(0.08)	(2.89)	—	(2.97)	30.70	18.72	1.07	0.98	0.05	139	30
08-31-2013	22.63	0.13	6.18	6.31	(0.13)	(0.39)	—	(0.52)	28.42	28.35	1.06	0.97	0.49	113	22
08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82	1.07	0.98	0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[3]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98	1.07	0.99	(0.01)	105	33

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
4. Less than 0.005%.

Small Company Growth Fund
CLASS NAV

08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25	1.06	1.05	(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07	1.07	0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08	1.08	(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)[3]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09	1.11	1.11	(0.31)[3]	116	35

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income
(loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.02 and 0.22%, respectively.

Small Company Value Fund
CLASS 1

08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48	1.12	1.06	0.42	110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51	1.13	1.07	0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13	1.08	0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34	1.12	1.07	0.42	98	26

CLASS NAV

08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54	1.07	1.01	0.47	281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58	1.08	1.02	1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08	1.03	0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39	1.07	1.02	0.47	251	26

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Spectrum Income Fund
CLASS NAV

08-31-2014	10.89	0.36	0.63	0.99	(0.35)	(0.28)	—	(0.63)	11.25	9.30	0.79	0.75	3.22	965	59
08-31-2013	11.06	0.35	(0.12)	0.23	(0.39)	(0.01)	—	(0.40)	10.89	2.05	0.79	0.76	3.11	1,033	69
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52	0.79	0.76	3.86	1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58	0.79	0.76	4.55	837	79

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Strategic Equity Allocation Fund
CLASS NAV

08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80	0.66	0.52	1.79	5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28	0.66	0.50	1.84	4,417	10
08-31-2012[3]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10[4]	0.68[5]	0.51[5]	1.93[5]	3,135	6

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 4-13-12
(commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and											Net
	Net asset	Net	unrealized	Total from					Net asset		Expenses	Expenses	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From tax	Total	value,	Total	before	including	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	return of	distri-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	capital ($)	butions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)

Total Return Fund
CLASS 1

08-31-2014	13.72	0.21	0.52	0.73	(0.26)	(0.19)	—	(0.45)	14.00	5.45	0.77	0.74	1.50	318	130
08-31-2013	14.70	0.22	(0.45)	(0.23)	(0.42)	(0.33)	—	(0.75)	13.72	(1.67)	0.79	0.78	1.56	355	205
08-31-2012[3]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22	0.77	0.77	1.99	349	379

CLASS NAV

08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52	0.72	0.69	1.56	2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74	0.73	1.61	2,226	205
08-31-2012[3]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22	0.72	0.72	2.02	1,832	379

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with
Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by 0.005%

U.S. High Yield Bond Fund
CLASS 1

08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60	0.82	0.81	5.59	95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78	0.81	0.81	5.95	92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57	0.81	0.81	7.84	52	34

CLASS NAV

08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66	0.77	0.76	5.64	391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84	0.76	0.76	6.00	605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63	0.76	0.76	7.89	697	34

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Value Fund
CLASS NAV

08-31-2014	11.04	0.07	2.51	2.58	(0.06)	(0.65)	—	(0.71)	12.91	24.03	0.74	0.73	0.54	422	45
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46	0.78	0.77	0.88	308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40	0.80	0.80	1.02	145	60

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Notes to financial statements

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), forty-one of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices, Lifestyle II, Retirement Living and Retirement Living II Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C.

Effective January 1, 2014, Asia Total Return Bond Fund changed its name to Asia Pacific Total Return Bond Fund.

Effective December 30, 2013, Lifestyle Aggressive II Portfolio, Lifestyle Balanced II Portfolio, Lifestyle Conservative II Portfolio, Lifestyle Growth II Portfolio and Lifestyle Moderate II Portfolio commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds intend to qualify as investment companies under Topic 946 of Accounting Standards Codifica-tion of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other funds’ securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

For Science & Technology Fund securities with market value of approximately $15,098,805 at the beginning of the year were transferred from Level 1 to Level 3 during the period since quoted prices in active markets for identical securities were no longer available and the securities were valued using significant unobservable inputs, as described above.

As of August 31, 2014, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

284

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short-term discount notes which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of August 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$412,713,555	—	$412,713,555	—
Foreign Government Obligations	3,245,795	—	3,245,795	—
Corporate Bonds	750,569,729	—	750,549,590	$20,139
Capital Preferred Securities	19,470,998	—	19,470,998	—
Term Loans	6,736,875	—	6,736,875	—
Municipal Bonds	1,489,956	—	1,489,956	—
Collateralized Mortgage Obligations	355,093,882	—	354,918,878	175,004
Asset Backed Securities	117,303,290	—	116,499,953	803,337
Common Stocks	10	—	10	—
Preferred Securities	12,098,736	$8,352,101	3,746,635	—
Escrow Certificates	221,200	—	221,200	—
Securities Lending Collateral	4,394,828	4,394,828	—	—
Short-Term Investments	76,390,167	55,610,167	20,780,000	—

Total Investments in Securities	$1,759,729,021	$68,357,096	$1,690,373,445	$998,480

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$285,023,862	$253,775,918	$31,022,557	$225,387
Consumer Staples	100,518,506	63,668,647	36,849,859	—
Energy	146,456,534	130,456,778	15,999,756	—
Financials	225,135,050	206,389,637	18,745,413	—
Health Care	286,412,411	246,148,296	40,264,115	—
Industrials	306,794,336	263,187,362	43,606,974	—
Information Technology	381,452,886	346,428,476	35,024,410	—
Materials	73,459,175	61,926,403	11,532,772	—
Telecommunication Services	7,564,772	7,564,772	—	—
Utilities	16,634,365	13,842,244	2,792,121	—
Preferred Securities
Consumer Discretionary	525,913	—	—	525,913
Financials	372,593	—	—	372,593
Health Care	471,688	—	—	471,688
Industrials	900,574	—	—	900,574
Information Technology	13,051,532	—	—	13,051,532
Warrants	1,796,801	—	1,796,801	—
Securities Lending Collateral	127,551,522	127,551,522	—	—
Short-Term Investments	54,500,000	—	54,500,000	—

Total Investments in Securities	$2,028,622,520	$1,720,940,055	$292,134,778	$15,547,687

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$711,323,441	$703,418,635	$7,904,806	—
Consumer Staples	55,638,686	55,638,686	—	—
Energy	121,761,427	121,761,427	—	—
Financials	205,452,751	205,452,751	—	—
Health Care	558,595,312	558,595,312	—	—
Industrials	364,546,810	364,546,810	—	—
Information Technology	588,543,124	554,116,443	34,426,681	—
Materials	97,305,308	97,305,308	—	—
Telecommunication Services	10,332,483	—	10,332,483	—
Securities Lending Collateral	64,813,952	64,813,952	—	—
Short-Term Investments	10,243,075	10,243,075	—	—

Total Investments in Securities	$2,788,556,369	$2,735,892,399	$52,663,970	—

285

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs
Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$683,701,837	$625,829,741	$57,872,096	—
Consumer Staples	84,934,290	84,934,290	—	—
Energy	122,842,097	122,842,097	—	—
Financials	54,168,364	54,168,364	—	—
Health Care	467,768,959	467,768,959	—	—
Industrials	152,142,477	152,142,477	—	—
Information Technology	732,296,929	732,296,929	—	—
Materials	42,512,130	42,512,130	—	—
Securities Lending Collateral	33,333,327	33,333,327	—	—
Short-Term Investments	8,278,000	—	8,278,000	—

Total Investments in Securities	$2,381,978,410	$2,315,828,314	$66,150,096	—

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$139,771,583	$139,771,583	—	—
Consumer Staples	88,353,606	88,353,606	—	—
Energy	73,361,944	73,361,944	—	—
Financials	240,579,138	238,597,344	$1,981,794	—
Health Care	257,074,645	257,074,645	—	—
Industrials	193,656,546	193,656,546	—	—
Information Technology	128,075,306	128,075,306	—	—
Materials	8,160,768	8,160,768	—	—
Telecommunication Services	9,727,578	9,727,578	—	—
Utilities	93,875,917	93,875,917	—	—
Preferred Securities	8,438,293	8,438,293	—	—
Corporate Bonds	372,111,418	—	372,111,418	—
Convertible Bonds	3,348,065	—	3,348,065	—
Term Loans	116,462,618	—	116,462,618	—
Asset Backed Securities	11,657,092	—	11,657,092	—
U.S. Government & Agency Obligations	51,454,225	—	51,454,225	—
Short-Term Investments	183,962,394	183,962,394	—	—

Total Investments in Securities	$1,980,071,136	$1,423,055,924	$557,015,212	—
Other Financial Instruments:
Written Options	($3,483,810)	($257,821)	($3,225,989)	—

Equity-Income Fund

Common Stocks
Consumer Discretionary	$216,734,236	$211,275,636	$5,458,600	—
Consumer Staples	99,726,570	99,726,570	—	—
Energy	303,595,368	303,595,368	—	—
Financials	388,387,075	388,387,075	—	—
Health Care	132,857,499	122,728,013	10,129,486	—
Industrials	279,173,245	279,173,245	—	—
Information Technology	212,116,487	197,536,727	—	$14,579,760
Materials	102,177,332	102,177,332	—	—
Telecommunication Services	74,431,667	63,950,532	10,481,135	—
Utilities	120,723,975	120,723,975	—	—
Securities Lending Collateral	66,698,890	66,698,890	—	—
Short-Term Investments	190,206,660	190,206,660	—	—

Total Investments in Securities	$2,186,829,004	$2,146,180,023	$26,069,221	$14,579,760

Fundamental Global Franchise Fund

Common Stocks
Belgium	$8,583,778	—	$8,583,778	—
France	23,747,125	—	23,747,125	—
Germany	31,109,180	—	31,109,180	—
Ireland	10,402,225	—	10,402,225	—
Netherlands	24,123,307	—	24,123,307	—
Switzerland	8,191,990	—	8,191,990	—
United Kingdom	82,337,012	—	82,337,012	—
United States	235,076,929	$235,076,929	—	—
Short-Term Investments	30,161,000	—	30,161,000	—

Total Investments in Securities	$453,732,546	$235,076,929	$218,655,617	—

286

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

Global Bond Fund

Foreign Government Obligations	$312,784,239	—	$312,784,239	—
Corporate Bonds	102,764,741	—	102,764,741	—
U.S. Government & Agency Obligations	103,882,180	—	103,882,180	—
Collateralized Mortgage Obligations	81,583,023	—	81,583,023	—
Asset Backed Securities	7,798,187	—	7,798,187	—
Common Stocks	70,860	$70,860	—	—
Preferred Securities	151,528	151,528	—	—
Purchased Options	316,921	—	316,921	—
Escrow Shares	1,580,250	—	1,580,250	—
Certificate of Deposit	7,830,545	—	7,830,545	—
Short-Term Investments	48,144,013	—	48,144,013	—

Total Investments in Securities	$666,906,487	$222,388	$666,684,099	—
Sale Commitments Outstanding	($47,410,975)	—	($47,410,975)	—
Sale-buyback	($8,125,390)	—	($8,125,390)	—
Other Financial Instruments:
Futures	$499,020	$499,020	—	—
Forward Foreign Currency Contracts	($272,321)	—	($272,321)	—
Written Options	($1,518,643)	—	($1,518,643)	—
Interest Rate Swaps	($1,294,878)	—	($1,294,878)	—
Credit Default Swaps	$625,053	—	$625,053	—
Currency Swaps	$8,845	—	$8,845	—

Global Equity Fund

Common Stocks
Australia	$16,470,605	—	$16,470,605	—
Bermuda	5,879,243	—	5,879,243	—
France	27,003,562	—	27,003,562	—
Germany	8,132,817	—	8,132,817	—
Hong Kong	6,878,796	—	6,878,796	—
Ireland	14,333,548	$7,183,051	7,150,497	—
Italy	7,242,469	—	7,242,469	—
Japan	45,025,338	—	45,025,338	—
Luxembourg	8,446,181	—	8,446,181	—
Netherlands	22,236,342	—	22,236,342	—
Norway	7,165,442	—	7,165,442	—
Singapore	6,000,149	—	6,000,149	—
Switzerland	23,946,964	4,739,849	19,207,115	—
United Kingdom	37,855,390	7,207,435	30,647,955	—
United States	230,342,880	222,527,669	7,815,211	—
Securities Lending Collateral	5,260,253	5,260,253	—	—
Short-Term Investments	15,898,349	15,898,349	—	—

Total Investments in Securities	$488,118,328	$262,816,606	$225,301,722	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$154,951	—	$154,951	—

Global Real Estate Fund

Common Stocks
Australia	$21,530,170	—	$21,530,170	—
Canada	11,795,265	$11,795,265	—	—
Finland	1,733,303	—	1,733,303	—
France	9,513,473	—	9,513,473	—
Germany	6,060,398	—	6,060,398	—
Hong Kong	25,484,747	—	25,484,747	—
Ireland	1,059,646	—	1,059,646	—
Japan	42,882,418	—	42,882,418	—
Jersey, Channel Islands	1,544,212	—	1,544,212	—
Luxembourg	2,231,358	—	2,231,358	—
Malta	6	—	—	$6
Netherlands	1,736,081	—	1,736,081	—
Norway	1,298,880	—	1,298,880	—
Singapore	11,885,757	—	11,885,757	—
Spain	1,348,114	—	1,348,114	—
Sweden	2,198,834	—	2,198,834	—
Switzerland	2,324,104	—	2,324,104	—
United Kingdom	21,467,969	—	21,467,969	—
United States	169,658,969	169,658,969	—	—
Warrants	90,605	90,605	—	—

Total Investments in Securities	$335,844,309	$181,544,839	$154,299,464	$6

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			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

Health Sciences Fund

Common Stocks
Consumer Staples	$15,256,330	$14,526,728	$729,602	—
Health Care	576,164,242	558,668,187	17,436,088	$59,967
Industrials	17,183,831	17,183,831	—	—
Information Technology	3,941,476	3,941,476	—	—
Preferred Securities
Health Care	2,413,597	877,334	—	1,536,263
Information Technology	307,268	—	—	307,268
Convertible Bonds	111,188	—	111,188	—
Rights	30,880	30,880	—	—
Short-Term Investments	3,429,033	3,429,033	—	—

Total Investments in Securities	$618,837,845	$598,657,469	$18,276,878	$1,903,498
Other Financial Instruments:
Written Options	($866,745)	($866,745)	—	—

High Yield Fund

Foreign Government Obligations	$10,835,120	—	$10,835,120	—
Corporate Bonds	836,324,380	—	830,995,866	$5,328,514
Capital Preferred Securities	2,189,658	—	2,189,658	—
Convertible Bonds	2,358,458	—	365,458	1,993,000
Term Loans	30,599,919	—	30,599,919	—
Common Stocks	26,515,353	$13,954,229	504,633	12,056,491
Preferred Securities	15,180,348	11,921,214	3,259,134	—
Warrants	324,450	—	324,450	—
Securities Lending Collateral	10,313,511	10,313,511	—	—
Short-Term Investments	4,478,637	4,478,637	—	—

Total Investments in Securities	$939,119,834	$40,667,591	$879,074,238	$19,378,005
Other Financial Instruments:
Futures	($117,989)	($117,989)	—	—
Forward Foreign Currency Contracts	$602,560	—	$602,560	—
Credit Default Swaps	($1,790,009)	—	($1,790,009)	—

International Growth Opportunities Fund

Common Stocks
Argentina	$10,068,744	$10,068,744	—	—
Australia	14,191,428	—	$14,191,428	—
Brazil	11,350,061	11,350,061	—	—
Chile	3,753,798	3,753,798	—	—
China	105,880,556	59,491,058	46,389,498	—
Denmark	30,226,298	—	30,226,298	—
France	38,414,278	—	38,414,278	—
Germany	17,537,186	—	17,537,186	—
Hong Kong	36,540,918	—	36,540,918	—
Ireland	4,973,913	—	4,973,913	—
Italy	53,759,354	—	53,759,354	—
Japan	91,281,117	—	91,281,117	—
Norway	7,007,292	—	7,007,292	—
Peru	13,089,924	13,089,924	—	—
Portugal	3,312,016	—	3,312,016	—
Russia	7,805,774	—	7,805,774	—
Singapore	3,647,145	—	3,647,145	—
South Korea	20,291,007	—	20,291,007	—
Spain	77,877,224	—	77,877,224	—
Sweden	89,087,974	—	89,087,974	—
Switzerland	50,615,152	—	50,615,152	—
Taiwan	6,548,928	—	6,548,928	—
Turkey	18,049,664	—	18,049,664	—
United Kingdom	112,909,148	—	112,909,148	—
Preferred Securities	8,200,012	—	8,200,012	—
Short-Term Investments	12,244,442	12,244,442	—	—

Total Investments in Securities	$848,663,353	$109,998,027	$738,665,326	—

288

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

International Growth Stock Fund

Common Stocks
Australia	$25,138,093	—	$25,138,093	—
Belgium	10,325,230	—	10,325,230	—
Brazil	31,652,525	$31,652,525	—	—
Canada	61,370,844	61,370,844	—	—
China	30,161,010	12,194,175	17,966,835	—
Denmark	17,122,091	—	17,122,091	—
France	25,823,806	—	25,823,806	—
Germany	53,878,415	—	53,878,415	—
Hong Kong	22,506,474	—	22,506,474	—
Ireland	12,359,051	—	12,359,051	—
Israel	14,161,860	14,161,860	—	—
Japan	44,553,929	—	44,553,929	—
Mexico	13,181,148	13,181,148	—	—
Netherlands	18,380,586	—	18,380,586	—
Singapore	30,362,419	10,485,766	19,876,653	—
South Korea	20,584,045	—	20,584,045	—
Spain	6,650,304	—	6,650,304	—
Sweden	15,569,193	—	15,569,193	—
Switzerland	52,995,828	—	52,995,828	—
Taiwan	11,919,300	—	11,919,300	—
Thailand	8,265,157	—	8,265,157	—
Turkey	8,187,675	—	8,187,675	—
United Kingdom	114,142,538	—	114,142,538	—
Short-Term Investments	42,487,817	42,487,817	—	—

Total Investments in Securities	$691,779,338	$185,534,135	$506,245,203	—

International Small Cap Fund

Common Stocks
Austria	$4,895,606	—	$4,895,606	—
Bahamas	7,260,715	$7,260,715	—	—
Belgium	7,073,056	—	7,073,056	—
Brazil	4,462,978	4,462,978	—	—
Canada	60,243,422	60,243,422	—	—
China	22,972,974	—	22,972,974	—
Finland	26,885,124	—	26,885,124	—
France	11,803,228	—	11,803,228	—
Germany	36,838,694	—	36,838,694	—
Greece	3,419,278	—	3,419,278	—
Hong Kong	49,768,275	—	49,768,275	—
India	5,928,423	—	5,928,423	—
Italy	18,816,686	—	18,816,686	—
Japan	96,459,461	—	96,459,461	—
Luxembourg	8,273,966	—	8,273,966	—
Netherlands	32,338,138	—	32,338,138	—
Norway	16,985,181	—	16,985,181	—
Russia	4,290,099	—	4,290,099	—
Singapore	1,602,018	—	—	$1,602,018
South Korea	73,114,365	—	73,114,365	—
Spain	14,682,790	—	14,682,790	—
Sweden	4,498,600	—	4,498,600	—
Switzerland	30,770,445	10,716,150	20,054,295	—
Taiwan	35,024,992	—	35,024,992	—
Thailand	9,150,593	—	9,150,593	—
United Kingdom	55,083,352	—	55,083,352	—
Preferred Securities	5,195,423	—	5,195,423	—
Exchange-Traded Funds	10,284,762	10,284,762	—	—
Securities Lending Collateral	45,729,339	45,729,339	—	—
Short-Term Investments	31,000,000	—	31,000,000	—

Total Investments in Securities	$734,851,983	$138,697,366	$594,552,599	$1,602,018

International Value Fund

Common Stocks
Belgium	$12,715,757	—	$12,715,757	—
Brazil	24,164,606	$24,164,606	—	—
Canada	127,695,454	127,695,454	—	—
China	116,046,049	17,711,343	98,334,706	—

289

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

International Value Fund (continued)

Denmark	$8,251,367	—	$8,251,367	—
France	237,084,040	—	237,084,040	—
Germany	159,480,433	—	159,480,433	—
Hong Kong	83,273,989	—	83,273,989	—
India	13,486,922	—	13,486,922	—
Ireland	14,887,650	—	14,887,650	—
Israel	27,978,192	$27,978,192	—	—
Italy	64,339,872	—	64,339,872	—
Japan	141,653,220	—	141,653,220	—
Netherlands	128,023,975	—	128,023,975	—
Norway	42,077,173	—	42,077,173	—
Russia	21,942,796	11,185,519	10,757,277	—
Singapore	13,317,237	—	13,317,237	—
South Korea	260,636,205	48,263,711	212,372,494	—
Spain	28,362,900	—	28,362,900	—
Sweden	11,332,041	—	11,332,041	—
Switzerland	170,865,184	—	170,865,184	—
Thailand	9,446,119	—	9,446,119	—
United Arab Emirates	5,726,434	—	5,726,434	—
United Kingdom	281,166,188	15,306,926	265,859,262	—
United States	21,241,165	21,241,165	—	—
Securities Lending Collateral	35,632,114	35,632,114	—	—
Short-Term Investments	48,000,000	—	48,000,000	—

Total Investments in Securities	$2,108,827,082	$329,179,030	$1,779,648,052	—

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$161,809,068	—	$161,809,068	—
Foreign Government Obligations	5,847,723	—	5,847,723	—
Corporate Bonds	143,899,751	—	143,899,751	—
Capital Preferred Securities	364,560	—	364,560	—
Municipal Bonds	8,847,256	—	8,847,256	—
Term Loans	17,557,870	—	17,557,870	—
Collateralized Mortgage Obligations	66,511,933	—	66,511,933	—
Asset Backed Securities	12,105,868	—	12,105,868	—
Preferred Securities	885,300	$885,300	—	—
Purchased Options	25,272	—	25,272	—
Securities Lending Collateral	689,620	689,620	—	—
Short-Term Investments	103,700,000	—	103,700,000	—

Total Investments in Securities	$522,244,221	$1,574,920	$520,669,301	—
Other Financial Instruments:
Futures	$27,091	$27,091	—	—
Forward Foreign Currency Contracts	$24,122	—	$24,122	—
Interest Rate Swaps	($559,088)	—	($559,088)	—
Credit Default Swaps	($1,259,350)	—	($1,259,350)	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$384,939,829	$364,278,485	$19,239,753	$1,421,591
Consumer Staples	92,145,928	92,145,928	—	—
Energy	67,869,570	67,869,570	—	—
Financials	63,280,955	36,124,679	27,156,276	—
Health Care	261,826,308	238,081,195	23,745,113	—
Industrials	308,741,355	308,741,355	—	—
Information Technology	351,849,466	351,849,466	—	—
Materials	52,892,205	52,892,205	—	—
Preferred Securities
Consumer Discretionary	3,317,036	—	—	3,317,036
Health Care	2,977,848	—	—	2,977,848
Industrials	5,662,360	—	—	5,662,360
Information Technology	64,177,514	—	—	64,177,514
Warrants	363,631	363,631	—	—
Securities Lending Collateral	154,708,322	154,708,322	—	—
Short-Term Investments	30,100,000	—	30,100,000	—

Total Investments in Securities	$1,844,852,327	$1,667,054,836	$100,241,142	$77,556,349

290

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

Mid Value Fund

Common Stocks
Consumer Discretionary	$117,287,563	$115,090,506	$2,197,057	—
Consumer Staples	90,656,024	90,656,024	—	—
Energy	105,758,394	105,758,394	—	—
Financials	285,294,854	283,856,943	1,437,911	—
Health Care	91,971,230	91,971,230	—	—
Industrials	117,273,383	117,273,383	—	—
Information Technology	41,873,715	41,873,715	—	—
Materials	82,528,738	77,957,957	4,570,781	—
Telecommunication Services	7,777,043	7,777,043	—	—
Utilities	85,536,004	85,536,004	—	—
Preferred Securities
Energy	2,510,379	—	2,510,379	—
Financials	309,016	309,016	—	—
Convertible Bonds
Financials	781,643	—	781,643	—
Industrials	3,897,025	—	3,897,025	—
Securities Lending Collateral	58,023,347	58,023,347	—	—
Short-Term Investments	51,373,557	51,373,557	—	—

Total Investments in Securities	$1,142,851,915	$1,127,457,119	$15,394,796	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$545,885,066	—	$545,885,066	—
Foreign Government Obligations	64,979,275	—	64,979,275	—
Corporate Bonds	10,631,179	—	10,631,179	—
Municipal Bonds	543,148	—	543,148	—
Collateralized Mortgage Obligations	12,981,175	—	12,981,175	—
Asset Backed Securities	9,478,319	—	9,478,319	—
Common Stocks	19,911	$19,911	—	—
Purchased Options	1,024	—	1,024	—
Short-Term Investments	6,147,271	—	6,147,271	—

Total Investments in Securities	$650,666,368	$19,911	$650,646,457	—
Sale-buyback	($91,667,025)	—	($91,667,025)	—
Reverse repurchase	($1,882,750)	—	($1,882,750)	—
Other Financial Instruments:
Futures	($293,904)	($293,904)	—	—
Forward Foreign Currency Contracts	$1,822,035	—	$1,822,035	—
Written Options	($179,785)	—	($179,785)	—
Inflation Swaps	($746,897)	—	($746,897)	—
Interest Rate Swaps	($4,536,435)	—	($4,536,435)	—
Credit Default Swaps	$289,675	—	$289,675	—

Science & Technology Fund

Common Stocks
Consumer Discretionary	$131,335,444	$131,335,444	—	—
Financials	2,455,140	2,455,140	—	—
Health Care	35,927,467	35,927,467	—	—
Industrials	15,349,419	11,290,846	$4,058,573	—
Information Technology	773,475,187	727,884,961	29,825,071	$15,765,155
Telecommunication Services	25,005,699	10,715,253	14,290,446	—
Preferred Securities	1,271,211	—	—	1,271,211
Securities Lending Collateral	86,002,821	86,002,821	—	—
Short-Term Investments	40,208,327	38,062,327	2,146,000	—

Total Investments in Securities	$1,111,030,715	$1,043,674,259	$50,320,090	$17,036,366

Small Cap Growth Fund

Common Stocks
Consumer Discretionary	$31,449,535	$31,449,535	—	—
Consumer Staples	1,718,923	1,718,923	—	—
Energy	9,945,397	9,945,397	—	—
Financials	17,541,553	17,541,553	—	—
Health Care	46,513,650	46,513,650	—	—
Industrials	50,310,387	50,310,387	—	—
Information Technology	61,849,737	61,620,066	—	$229,671
Materials	5,916,963	5,916,963	—	—

291

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

Small Cap Growth Fund (continued)

Preferred Securities
Consumer Discretionary	$4,990,239	—	$4,990,239	—
Information Technology	4,288,980	—	—	$4,288,980
Securities Lending Collateral	24,583,751	$24,583,751	—	—
Short-Term Investments	6,900,000	—	6,900,000	—

Total Investments in Securities	$266,009,115	$249,600,225	$11,890,239	$4,518,651

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$24,905,861	$24,905,861	—	—
Consumer Staples	4,622,061	4,622,061	—	—
Energy	19,407,136	19,392,521	$14,615	—
Financials	45,066,200	45,065,847	—	$353
Health Care	22,811,690	22,806,068	—	5,622
Industrials	36,850,796	36,850,796	—	—
Information Technology	35,378,989	35,378,989	—	—
Materials	13,319,144	13,319,144	—	—
Telecommunication Services	1,431,105	1,422,272	—	8,833
Utilities	1,714,378	1,714,378	—	—
Warrants	261	—	261	—
Securities Lending Collateral	14,947,617	14,947,617	—	—
Short-Term Investments	8,511,344	8,511,344	—	—

Total Investments in Securities	$228,966,582	$228,936,898	$14,876	$14,808

Spectrum Income Fund

U.S. Government & Agency Obligations	$224,806,299	—	$224,806,299	—
Foreign Government Obligations	137,491,486	—	137,491,486	—
Corporate Bonds	371,684,222	—	371,683,943	$279
Capital Preferred Securities	281,765	—	281,765	—
Convertible Bonds	585,000	—	585,000	—
Municipal Bonds	5,289,429	—	5,289,429	—
Term Loans	13,886,652	—	13,886,652	—
Collateralized Mortgage Obligations	30,776,766	—	30,776,766	—
Asset Backed Securities	31,310,127	—	31,310,127	—
Common Stocks	121,605,133	$118,247,462	2,002,991	1,354,680
Preferred Securities	1,362,096	375,977	986,119	—
Purchased Options	31,988	1,125	30,863	—
Securities Lending Collateral	4,607,945	4,607,945	—	—
Short-Term Investments	30,232,073	27,898,098	2,333,975	—

Total Investments in Securities	$973,950,981	$151,130,607	$821,465,415	$1,354,959
Sale Commitments Outstanding	($1,016,437)	—	($1,016,437)	—
Other Financial Instruments:
Futures	$53,798	$53,798	—	—
Forward Foreign Currency Contracts	$368,142	—	$368,142	—
Credit Default Swaps	($729)	—	($729)	—

Strategic Equity Allocation Fund

Common Stocks
Consumer Discretionary	$663,812,874	$505,745,614	$157,971,106	$96,154
Consumer Staples	498,819,565	361,366,632	137,452,933	—
Energy	509,281,429	407,528,604	101,752,825	—
Financials	1,096,404,218	725,171,882	371,228,874	3,462
Health Care	672,445,790	548,940,593	123,495,239	9,958
Industrials	622,846,648	463,482,118	159,364,530	—
Information Technology	898,884,007	789,765,214	109,118,793	—
Materials	286,135,481	175,492,785	110,642,696	—
Telecommunication Services	171,112,113	93,187,291	77,904,884	19,938
Utilities	185,974,654	132,320,848	53,653,806	—
Preferred Securities
Consumer Discretionary	5,894,459	302,895	5,591,564	—
Consumer Staples	2,233,442	603,366	1,630,076	—
Energy	3,688,027	3,688,027	—	—
Financials	8,831,550	8,831,550	—	—
Information Technology	1,576,974	—	1,576,974	—
Materials	3,277,530	2,925,587	351,943	—

292

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	8-31-14	Quoted Price	Inputs	Inputs

Strategic Equity Allocation Fund (continued)

Telecommunication Services	$684,966	$684,966	—	—
Utilities	1,102,418	1,102,418	—	—
Exchange-Traded Funds	26,153,057	26,153,057	—	—
Rights	121,847	54,124	$67,723	—
Warrants	$38,216	$30,501	7,715	—
Securities Lending Collateral	113,748,357	113,748,357	—	—
Short-Term Investments	247,544,000	—	247,544,000	—

Total Investments in Securities	$6,020,611,622	$4,361,126,429	$1,659,355,681	$129,512
Other Financial Instruments:
Futures	$4,763,840	$4,763,840	—	—

Total Return Fund

U.S. Government & Agency Obligations	$777,684,114	—	$777,684,114	—
Foreign Government Obligations	409,340,985	—	409,340,985	—
Corporate Bonds	743,439,138	—	743,439,138	—
Term Loans	8,458,836	—	8,458,836	—
Municipal Bonds	156,975,519	—	156,975,519	—
Collateralized Mortgage Obligations	238,461,231	—	238,461,231	—
Asset Backed Securities	83,906,925	—	83,906,925	—
Preferred Securities	40,408,728	$40,408,728	—	—
Short-Term Investments	224,688,946	—	224,688,946	—

Total Investments in Securities	$2,683,364,422	$40,408,728	$2,642,955,694	—
Sale Commitments Outstanding	($15,571,170)	—	($15,571,170)	—
Other Financial Instruments:
Futures	$3,981,760	$3,981,760	—	—
Forward Foreign Currency Contracts	$9,793,601	—	$9,793,601	—
Written Options	($1,593,180)	—	($1,593,180)	—
Interest Rate Swaps	$5,547,531	—	$5,547,531	—
Credit Default Swaps	$447,136	—	$447,136	—

U.S. High Yield Bond Fund

Corporate Bonds	$408,073,085	—	$408,073,085	—
Capital Preferred Securities	1,666,000	—	1,666,000	—
Term Loans	67,720,939	—	67,720,939	—
Common Stocks	7,500	—	7,500	—
Preferred Securities	1,569,738	$1,561,298	5,080	$3,360
Securities Lending Collateral	4,650,196	4,650,196	—	—
Short-Term Investments	2,615,262	2,019,056	596,206	—

Total Investments in Securities	$486,302,720	$8,230,550	$478,068,810	$3,360

Value Fund

Common Stocks
Consumer Discretionary	$46,428,661	$46,428,661	—	—
Consumer Staples	13,661,140	13,661,140	—	—
Energy	27,080,169	19,489,244	$7,590,925	—
Financials	109,149,258	109,149,258	—	—
Health Care	48,613,497	48,613,497	—	—
Industrials	72,322,701	72,322,701	—	—
Information Technology	50,028,333	50,028,333	—	—
Materials	23,614,491	23,614,491	—	—
Telecommunication Services	11,082,363	11,082,363	—	—
Utilities	13,399,190	13,399,190	—	—
Short-Term Investments	8,787,426	8,787,426	—	—

Total Investments in Securities	$424,167,229	$416,576,304	$7,590,925	—

293

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund

	Corporate	Convertible	Common
	Bonds	Bonds	Stocks	Totals
Balance as of 8-31-13	$2,484,753	—	$12,430,043	$14,914,796
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	111,640	—	(2,962,831)	(2,851,191)
Purchases	2,732,121	$1,993,000	2,589,279	7,314,400
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 8-31-14	$5,328,514	$1,993,000	$12,056,491	$19,378,005
Change in unrealized at period end*	$143,477	—	($2,635,817)	($2,492,340)

Mid Cap Stock Fund

	Common	Preferred
	Stocks	Securities	Totals
Balance as of 8-31-13	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)		($197,970)	($197,970)
Purchases	$1,421,591	76,332,728	77,754,319
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-14	$1,421,591	$76,134,758	$77,556,349
Change in unrealized at period end*	—	($197,970)	($197,970)

Science & Technology Fund

	Common	Preferred
	Stocks	Securities	Totals
Balance as of 8-31-13	$385,012	—	$385,012
Realized gain (loss)	3,989	—	3,989
Change in unrealized appreciation (depreciation)	645,638	$606,096	1,251,734
Purchases	1,450,848	665,115	2,115,963
Sales	(1,434,125)	—	(1,434,125)
Transfers into Level 3	15,098,805	—	15,098,805
Transfers out of Level 3	(385,012)	—	(385,012)
Balance as of 8-31-14	$15,765,155	$1,271,211	$17,036,366
Change in unrealized at period end*	$645,638	606,096	$1,251,734

Small Cap Growth Fund

	Common	Preferred
	Stocks	Securities	Totals
Balance as of 8-31-13	—	$860,529	$860,529
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	($93,024)	556,100	463,076
Purchases	322,695	3,732,880	4,055,575
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(860,529)	(860,529)
Balance as of 8-31-14	$229,671	$4,288,980	$4,518,651
Change in unrealized at period end*	($93,024)	556,100	$463,076

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

294

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:
High Yield Fund	Fair Value at 8-31-14	Valuation Technique	Unobservable Inputs	Input/Range

Common Stocks	$12,056,491	Market Approach	EV/EBITDA multiple	6.09x – 9.30x
			Discount for lack of marketability	(weighted average 6.92x)
				10%
Convertible Bonds	$1,993,000	Market Approach	Prior/recent transactions	$100.00

Corporate Bonds	$5,328,514	Market Approach	Yield spread	408 bps – 756 bps
				(weighted average 610.01 bps)
Total	$19,378,005

Increases/decreases in enterprise values or earnings before interst, taxes, depreciation and amortization (“EV/EBITDA”) multiples, prior/recent transactions, and yield spread may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.
Mid Cap Stock Fund	Fair Value at 8-31-14	Valuation Technique	Unobservable Inputs	Input/Range

Common Stocks	$1,421,591	Market Approach	Prior/recent transactions	$27.06

Preferred Securities	$65,205,983	Market Approach	Prior/recent transactions	$1.58 – $62.05
				(weighted average $24.50)

	$2,855,172	Market Approach	EV to revenue multiple	7.32x
			Discount for lack of marketability	10%

	$8,073,603	Market Approach	EV to revenue multiple	1.57x
			Illiquidity discount	17.5%
			Allocated using OPM – Volatility	40%

	$76,134,758
Total	$77,556,349

Increases/decreases in prior/recent transactions, enterprise value (“EV”) to revenue multiple and allocated using option pricing method (“OPM”)—volatility may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability and illiquidity discount may result in decreases/increases in security valuation.
Science & Technology Fund	Fair Value at 8-31-14	Valuation Technique	Unobservable Inputs	Input/Range

Common Stocks	$1,450,848	Market Approach	Prior/recent transactions	$16.00

	$14,314,307	Market Approach	Prior/recent transactions	13.75
			Interest rate	5.75%

	$15,765,155

Preferred Securities	$1,271,211	Market Approach	Prior/recent transactions	$30.92
			Discount for lack of marketability	10%

Total	$17,036,366

Increases/decreases in prior/recent transactions and interest rate may result in increases/decreases in security valuation. Increases/decreases in discount for lack of market-
ability may result in decreases/increases in security valuation.
Small Cap Growth Fund	Fair Value at 8-31-14	Valuation Technique	Unobservable Inputs	Input/Range

Common Stocks	$229,671	Market Approach	EV to revenue multiple	3.52x
			Probability-weighted expected price	2.00
			Implied discount rate at time	27%
			of purchase

Preferred Securities	$2,428,463	Market Approach	Prior/recent transactions	$2.91 – $18.47
				(weighted average $11.85)

	$921,719	Market Approach	Prior/recent transactions	$30.92
			Discount for lack of marketability	10%

	$322,122	Market Approach	EV to revenue multiple	7.32x
			Discount for lack of marketability	10%

	$616,676	Market Approach	EV to revenue multiple	3.52x
			Probability-weighted expected price	3.96
			Implied discount rate at time	27%
			of purchase

	$4,288,980

Total	$4,518,651

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Increases/decreases in enterprise value (“EV”) to revenue multiple, probability-weighted expected price and prior/recent transactions may result in increases/decreases in security valuation. Increases/decreases in implied discount rate at time of purchase, and discount for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statements of assets and liabilities. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

						Payable for
						Reverse
		Borrowing	Settlement	Maturity	Borrowing	Repurchase
Fund	Counterparty	Rate	Date	Date	Amount	Agreements

Real Return Bond Fund	Bank of Nova Scotia*	0.15%	8/27/2014	10/8/2014	$1,882,750	($1,882,781)

* Reverse repurchase agreement with Bank of Nova Scotia dated 08/27/2014 at 0.15% to be repurchased at $1,883,079 on 10/08/2014, collateralized by $1,869,660 Treasury Inflation Index Notes, 0.50% due 04/15/2015 (valued at $1,878,131, including interest)

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctua-tions. No interest accrues to the fund until settlement takes place. At the time that the portfolio enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Total Return Fund has received the following amount of cash collateral from certain counterparties to these transactions, which is recorded as a Payable for collateral held by the fund.

Fund	Counterparty	Collateral Received

Total Return Fund	Credit Suisse Securities (USA) LLC	$260,000

Sale-buyback transactions. Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund is reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the funds and the weighted average interest rate for the year ended August 31, 2014 and the exposure to the counterparties at August 31, 2014 were as follows:

Fund		Average Borrowing	Weighted Average Interest Rate

Global Bond Fund		$11,297,454		0.41%
Real Return Bond Fund		26,645,283		0.12%
Total Return Fund		4,721,137		(0.37)%

Fund	Counterparty	Payable for Fund Borrowed	Market Value of Securities	Net Exposure

Global Bond Fund	Morgan Stanley and Co. International	($8,125,390)	$8,421,187	$295,797
Real Return Bond Fund	Barclays Capital, Inc.	($64,215,297)	$64,459,912	$244,615
	BNP Paribas Securities Corp.	(25,955,894)	25,805,249	(150,645)
	Morgan Stanley and Co. International	(1,495,834)	1,513,829	17,995

		($91,667,025)	$91,778,990	$111,965

Term loans (Floating rate loans). Certain funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2014, Investment Quality Bond Fund had $544,499 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCIT, an affiliate of the funds, which has a floating net asset value and is registered with the SEC as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund or trust or property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the funds and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the year ended August 31, 2014 were as follows:

Fund	Commitment Fee	Fund	Commitment Fee

Active Bond Fund	$1,199	Lifestyle II Balanced Portfolio	325
All Cap Core Fund	659	Lifestyle II Conservative Portfolio	325
Alpha Opportunities Fund	1,088	Lifestyle II Growth Portfolio	325
Asia Pacific Total Return Bond Fund	542	Lifestyle II Moderate Portfolio	325
Blue Chip Growth Fund	1,509	Mid Cap Stock Fund	1,058
Capital Appreciation Fund	1,328	Mid Value Fund	790
Capital Appreciation Value Fund	1,256	Real Estate Equity Fund	487
Core Bond Fund	646	Real Estate Securities Fund	610
Equity-Income Fund	1,157	Real Return Bond Fund	662
Fundamental Global Franchise Fund	569	Science & Technology Fund	715
Global Bond Fund	675	Short Term Government Income Fund	483
Global Equity Fund	427	Small Cap Growth Fund	471
Global Real Estate Fund	559	Small Cap Opportunities Fund	462
Health Sciences Fund	634	Small Company Growth Fund	455
High Yield Fund	878	Small Company Value Fund	559
International Growth Opportunities Fund	711	Spectrum Income Fund	882
International Growth Stock Fund	675	Strategic Equity Allocation Fund	2,526
International Small Cap Fund	649	Total Return Fund	1,583
International Value Fund	$1,247	U.S. High Yield Bond Fund	696
Investment Quality Bond Fund	589	Value Fund	528
Lifestyle II Aggressive Portfolio	325

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each of the funds intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2014:

	Capital Loss Carryforwards
	Expiring at August 31		No Expiration Date

Fund	2017	2018	Short Term	Long Term

Asia Pacific Total Return Bond Fund	—	—	$1,017,175	$2,157,715
Core Bond Fund	—	—	2,142,577	2,180,185
Global Bond Fund	$6,575,057	—	1,979,660	—
Global Real Estate Fund	—	$157,387,960	—	—
High Yield Fund	25,417,825	229,714,878	—	—
International Small Cap Fund	—	36,767,295	—	—
International Value Fund	—	113,011,260	—	—
Real Return Bond Fund	—	—	7,087,018	1,878,467
Short Term Government Income Fund	—	—	2,072,132	2,242,575
Total Return Fund	—	—	6,861,355	—

As of August 31, 2014, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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The costs of investments owned on August 31, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Active Bond Fund	$1,695,068,449	$75,255,559	($10,594,987)	$64,660,572
All Cap Core Fund	696,739,112	87,913,712	(2,952,029)	84,961,683
Alpha Opportunities Fund	1,823,835,144	239,011,345	(34,223,969)	204,787,376
Asia Pacific Total Return Bond Fund	440,589,454	2,844,739	(17,491,414)	(14,646,675)
Blue Chip Growth Fund	1,479,676,014	1,311,126,837	(2,246,482)	1,308,880,355
Capital Appreciation Fund	1,367,928,075	1,025,497,907	(11,447,572)	1,014,050,335
Capital Appreciation Value Fund	1,692,463,101	290,406,197	(2,798,162)	287,608,035
Core Bond Fund	555,183,719	6,531,557	(1,005,174)	$5,526,383
Equity-Income Fund	1,687,990,105	524,804,633	(25,965,734)	498,838,899
Fundamental Global Franchise Fund	363,340,094	90,865,379	(472,927)	90,392,452
Global Bond Fund	660,852,606	17,794,193	(11,740,312)	6,053,881
Global Equity Fund	454,342,766	37,878,630	(4,103,068)	33,775,562
Global Real Estate Fund	288,129,258	49,690,677	(1,975,626)	47,715,051
Health Sciences Fund	397,321,405	224,888,233	(3,371,793)	221,516,440
High Yield Fund	927,996,042	36,389,526	(25,265,734)	11,123,792
International Growth Opportunities Fund	669,760,703	200,115,068	(21,212,418)	178,902,650
International Growth Stock Fund	536,390,037	157,400,388	(2,011,087)	155,389,301
International Small Cap Fund	583,215,339	177,071,734	(25,435,090)	151,636,644
International Value Fund	1,793,180,389	368,608,972	(52,962,279)	315,646,693
Investment Quality Bond Fund	513,946,656	10,687,092	(2,389,527)	8,297,565
Lifestyle II Aggressive Portfolio	4,728,539	117,761	(391)	117,370
Lifestyle II Balanced Portfolio	8,777,570	107,786	(1,138)	106,648
Lifestyle II Conservative Portfolio	2,467,451	23,863	—	23,863
Lifestyle II Growth Portfolio	10,016,535	182,190	(452)	181,738
Lifestyle II Moderate Portfolio	2,030,261	24,472	(836)	23,636
Mid Cap Stock Fund	1,561,288,318	302,057,572	(18,493,563)	283,564,009
Mid Value Fund	874,512,176	282,034,257	(13,694,518)	268,339,739
Real Estate Equity Fund	158,584,553	101,588,261	(105,402)	101,482,859
Real Estate Securities Fund	460,780,161	107,431,448	(720,196)	106,711,252
Real Return Bond Fund	657,306,639	6,070,836	(12,711,107)	(6,640,271)
Science & Technology Fund	923,603,254	193,921,304	(6,493,843)	187,427,461
Short Term Government Income Fund	233,430,932	502,492	(3,129,423)	(2,626,931)
Small Cap Growth Fund	217,960,141	51,836,145	(3,787,171)	48,048,974
Small Cap Opportunities Fund	165,402,426	68,824,587	(5,260,431)	63,564,156
Small Company Growth Fund	168,557,743	63,750,204	(2,388,763)	61,361,441
Small Company Value Fund	247,956,076	166,273,883	(4,139,961)	162,133,922
Spectrum Income Fund	925,893,346	57,917,822	(9,860,187)	48,057,635
Strategic Equity Allocation Fund	4,734,272,485	1,336,794,637	(50,455,500)	1,286,339,137
Total Return Fund	2,670,812,342	47,527,980	(34,975,900)	12,552,080
U.S. High Yield Bond Fund	478,848,782	14,828,642	(7,374,704)	7,453,938
Value Fund	329,281,132	97,434,192	(2,548,095)	94,886,097

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Lifestye II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2014, was as follows:

		2014 Distributions
	Ordinary	Long Term
Fund	Income	Capital Gains	Total

Active Bond Fund	$66,273,818	$8,440,130	$74,713,948
All Cap Core Fund	7,493,145	—	7,493,145
Alpha Opportunities Fund	152,208,389	47,611,093	199,819,482
Asia Pacific Total Return Bond Fund	15,511,730	64,029	15,575,759
Blue Chip Growth Fund	5,690,289	51,044,623	56,734,912
Capital Appreciation Fund	12,838,978	103,837,880	116,676,858
Capital Appreciation Value Fund	68,494,135	168,188,183	236,682,318
Core Bond Fund	10,540,349	1,983,187	12,523,536
Equity-Income Fund	39,899,744	10,584,530	50,484,274
Fundamental Global Franchise Fund	15,559,683	7,205,010	22,764,693
Global Equity	4,733,432	—	4,733,432
Global Real Estate Fund	12,325,059	—	12,325,059
Health Sciences Fund	7,867,113	91,837,195	99,704,308
High Yield Fund	73,273,875	—	73,273,875
International Growth Opportunities Fund	10,096,542	4,920,537	15,017,079
International Growth Stock Fund	11,051,305	—	11,051,305
International Small Cap Fund	10,165,110	—	10,165,110
International Value Fund	30,841,125	—	30,841,125
Investment Quality Bond Fund	13,491,702	2,841,383	16,333,085
Lifestyle II Balanced Portfolio	2,233	—	2,233
Lifestyle II Conservative Portfolio	2,279	—	2,279
Lifestyle II Moderate Portfolio	1,964	—	1,964

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		2014 Distributions
	Ordinary	Long Term
Fund	Income	Capital Gains	Total

Mid Cap Stock Fund	$87,961,771	$97,250,317	$185,212,088
Mid Value Fund	16,106,488	20,995,462	37,101,950
Real Estate Equity Fund	3,727,077	—	3,727,077
Real Estate Securities Fund	16,537,265	39,418,193	55,955,458
Real Return Bond Fund	13,079,218	—	13,079,218
Science & Technology Fund	19,774,549	—	19,774,549
Short Term Government Income Fund	3,112,504	—	3,112,504
Small Cap Growth Fund	$6,069,136	$15,545,077	$21,614,213
Small Cap Opportunities Fund	1,180,090	17,029,050	18,209,140
Small Company Growth Fund	1,739,076	6,697,038	8,436,114
Small Company Value Fund	734,181	2,138,107	2,872,288
Spectrum Income Fund	33,092,885	25,819,907	58,912,792
Strategic Equity Allocation Fund	96,559,329	57,106,332	153,665,661
Total Return Fund	56,709,862	28,451,241	85,161,103
U.S. High Yield Bond Fund	43,388,258	10,899,268	54,287,526
Value Fund	3,478,560	19,189,198	22,667,758

The tax character of distributions for the year ended August 31, 2013, was as follows:
		2013 Distributions
	Ordinary	Long Term
Fund	Income	Capital Gains	Total

Active Bond Fund	$69,411,140	—	$69,411,140
All Cap Core Fund	7,502,202	—	7,502,202
Alpha Opportunities Fund	30,985,847	$38,260,185	69,246,032
Blue Chip Growth Fund	6,379,369	71,462	6,450,831
Capital Appreciation Fund	6,086,635	—	6,086,635
Capital Appreciation Value Fund	71,359,351	26,099,054	97,458,405
Core Bond Fund	32,329,519	4,839,253	37,168,772
Equity-Income Fund	30,600,777	—	30,600,777
Fundamental Global Franchise Fund	2,338,140	—	2,338,140
Global Bond Fund	22,833,900	—	22,833,900
Global Real Estate Fund	17,850,946	—	17,850,946
Health Sciences Fund	12,470,425	3,905,483	16,375,908
High Yield Fund	71,433,468	—	71,433,468
International Growth Opportunities Fund	1,832,260	—	1,832,260
International Growth Stock Fund	4,872,079	—	4,872,079
International Small Cap Fund	6,093,697	—	6,093,697
International Value Fund	33,100,431	—	33,100,431
Investment Quality Bond Fund	18,601,820	5,075,210	23,677,030
Mid Cap Stock Fund	8,655,483	29,271,496	37,926,979
Mid Value Fund	11,066,628	22,663,035	33,729,663
Real Estate Equity Fund	2,633,312	—	2,633,312
Real Estate Securities Fund	20,027,490	37,057,361	57,084,851
Real Return Bond Fund	27,411,858	9,299,526	36,711,384
Short Term Government Income Fund	3,395,114	—	3,395,114
Small Cap Growth Fund	398,738	8,483,933	8,882,671
Small Cap Opportunities Fund	1,234,019	2,108,874	3,342,893
Small Company Growth Fund	514,506	2,933,453	3,447,959
Small Company Value Fund	6,481,092	44,357	6,525,449
Spectrum Income Fund	37,465,395	695,859	38,161,254
Strategic Equity Allocation Fund	43,026,814	1,936,223	44,963,037
Total Return Fund	124,577,235	6,829,276	131,406,511
U.S. High Yield Bond Fund	43,746,330	7,051,166	50,797,496
Value Fund	2,211,760	16,783,253	18,995,013

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2013, are treated as occurring on September 1, 2014, the first day of the funds’ next taxable year. Qualified late year ordinary losses are treated as occurring on September 1, 2014, the first day of the fund’s next taxable year. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Late Year
	Ordinary	Long Term	Capital Loss	Ordinary
Fund	Income	Capital Gains	Carryforward	Losses

Active Bond Fund	$15,876,502	$5,156,693	—	—
All Cap Core Fund	2,856,171	53,227,108	—	—
Alpha Opportunities Fund	114,385,631	90,924,030	—	—
Asia Pacific Total Return Bond Fund	4,346,755	—	$3,174,890	—
Blue Chip Growth Fund	7,435,599	224,093,836	—	—
Capital Appreciation Fund	30,251,046	136,837,203	—	—
Capital Appreciation Value Fund	48,189,705	138,028,807	—	—

300

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

				Qualified
	Undistributed	Undistributed		Late Year
	Ordinary	Long Term	Capital Loss	Ordinary
Fund	Income	Capital Gains	Carryforward	Losses

Core Bond Fund	$2,897,882	—	$4,322,762	—
Equity-Income Fund	26,349,110	$94,733,233	—	—
Fundamental Global Franchise Fund	4,071,835	18,782,327	—	—
Global Bond Fund	—	—	8,554,717	—
Global Equity	22,788,015	8,427,356	—	—
Global Real Estate Fund	6,290,076	—	157,387,960	—
Health Sciences Fund	4,967,218	106,239,096	—	—
High Yield Fund	14,160,995	—	255,132,703	—
International Growth Opportunities Fund	6,770,981	24,327,447	—	—
International Growth Stock Fund	13,733,553	9,882,197	—	—
International Small Cap Fund	3,650,361	—	36,767,295	—
International Value Fund	50,693,749	—	113,011,260	—
Investment Quality Bond Fund	2,676,744	981,408	—	—
Lifestyle II Aggressive Portfolio	—	—	—	$213
Lifestyle II Balanced Portfolio	5,401	4	—	—
Lifestyle II Conservative Portfolio	2,679	10	—	—
Lifestyle II Growth Portfolio	4,848	—	—	—
Lifestyle II Moderate Portfolio	3,467	—	—	—
Mid Cap Stock Fund	32,748,683	140,598,575	—	—
Mid Value Fund	30,042,349	57,384,138	—	—
Real Estate Equity Fund	723,110	5,029,441	—	—
Real Estate Securities Fund	5,327,360	33,229,858	—	—
Real Return Bond Fund	8,283,403	—	8,965,485	—
Science & Technology Fund	68,309,240	46,873,795	—	—
Short Term Government Income Fund	1,325,379	—	4,314,707	—
Small Cap Growth Fund	7,605,235	15,717,461	—	—
Small Cap Opportunities Fund	843,426	18,779,481	—	—
Small Company Growth Fund	3,985,436	12,297,251	—	—
Small Company Value Fund	2,570,489	16,532,170	—	—
Spectrum Income Fund	8,040,460	18,577,597	—	—
Strategic Equity Allocation Fund	87,272,766	114,961,482	—	—
Total Return Fund	29,142,011	—	6,861,355	—
U.S. High Yield Bond Fund	8,724,551	12,059,201	—	—
Value Fund	11,403,817	11,748,389	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, real estate investment trusts, characterization of distributions, wash sale loss deferrals, litigation proceeds and investments in passive foreign investment companies.

3. DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds’ maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’

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customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clear-inghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by the funds for exchanged-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the funds. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at August 31, 2014, and range of futures contracts notional amounts held by the funds during the year ended August 31, 2014. In addition, the tables detail how the funds used futures contracts during the year ended August 31, 2014.

Active Bond Fund

The fund used futures contracts to manage duration. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging up to $53.3 million as measured at each quarter end. At August 31, 2014, the fund held no futures contracts.

All Cap Core Fund

The fund used futures contracts to manage against anticipated changes in securities markets. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $1.3 million to $10.8 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	9	Long	Sep 2014	$1,057,609	$1,056,060	($1,549)
	S&P 500 Index E-Mini Futures	97	Long	Sep 2014	9,449,504	9,707,018	257,514

							$255,965

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $22.6 million to $69.8 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Asia Pacific Total Return Bond Fund	10-Year U.S. Treasury Note Futures	555	Short	Dec 2014	($69,612,300)	($69,808,594)	($196,294)

							($196,294)

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $485.1 million to $843.4 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Global Bond Fund	10-Year U.S. Treasury Note Futures	507	Long	Dec 2014	$63,729,519	$63,771,094	$41,575
	3-Month EURIBOR Futures	199	Long	Jun 2015	65,249,521	65,290,567	41,046
	3-Month EURIBOR Futures	143	Long	Sep 2015	46,883,269	46,912,645	29,376
	Euro-BTP Italian Government Bond
	Futures	162	Long	Sep 2014	26,350,751	27,782,473	1,431,722
	Eurodollar Futures	46	Long	Sep 2014	11,471,870	11,472,975	1,105
	Eurodollar Futures	94	Long	Jun 2015	23,362,616	23,373,100	10,484
	Eurodollar Futures	59	Long	Sep 2015	14,629,107	14,637,162	8,055
	Eurodollar Futures	94	Long	Dec 2015	23,250,939	23,266,175	15,236
	Eurodollar Futures	191	Long	Mar 2016	47,117,498	47,157,900	40,402
	Mid-Term Euro-OAT Futures	128	Long	Sep 2014	21,009,230	21,406,662	397,432
	U.K. Long Gilt Bond Futures	76	Long	Dec 2014	14,316,735	14,325,508	8,773
	U.S. Treasury Long Bond Futures	146	Long	Dec 2014	20,384,856	20,453,688	68,832

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							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Global Bond Fund, continued	10-Year Australian Treasury Bond Futures	59	Short	Sep 2014	($6,512,579)	($6,776,701)	($264,122)
	10-Year Canada Government Bond
	Futures	183	Short	Dec 2014	(22,942,683)	(23,113,575)	(170,892)
	3-Month Sterling Futures	129	Short	Sep 2015	(26,397,665)	(26,432,627)	(34,962)
	5-Year U.S. Treasury Note Futures	67	Short	Dec 2014	(7,941,536)	(7,962,008)	(20,472)
	German Euro BUND Futures	205	Short	Sep 2014	(39,714,205)	(40,818,775)	(1,104,570)

							$499,020

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $2.2 million to $68.1 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

High Yield Fund	10-Year U.S. Treasury Note Futures	350	Short	Dec 2014	($43,905,449)	($44,023,438)	($117,989)

							($117,989)

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries market, manage against anticipated interest rate changes, and man-
age duration of the fund. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $36.3 million to
$137.6 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	2-Year U.S. Treasury Note Futures	139	Long	Dec 2014	$30,423,856	$30,447,516	$23,660
	5-Year U.S. Treasury Note Futures	370	Long	Dec 2014	43,917,635	43,969,297	51,662
	U.S. Treasury Long Bond Futures	28	Long	Dec 2014	3,894,890	3,922,625	27,735
	U.S. Treasury Ultra Bond Futures	15	Long	Dec 2014	2,330,013	2,332,500	2,487
	10-Year U.S. Treasury Note Futures	279	Short	Dec 2014	(35,032,263)	(35,092,969)	(60,706)
	Eurodollar Futures	89	Short	Dec 2016	(21,781,691)	(21,799,438)	(17,747)

							$27,091

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund and gain exposure to foreign bond markets. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $71.3 million to $173.9 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Real Return Bond Fund	10-Year U.S. Treasury Note Futures	124	Long	Dec 2014	$15,566,983	$15,596,875	$29,892
	5-Year U.S. Treasury Note Futures	354	Long	Dec 2014	41,943,865	42,067,922	124,057
	German Euro BUND Futures	100	Short	Sep 2014	(19,463,744)	(19,911,597)	(447,853)

							($293,904)

Short Term Government Income Fund

The fund used futures contracts to manage duration of the fund. During the year ended August 31, 2014 the fund held futures contracts with total notional values rang-
ing from approximately $22.6 million to $23.0 million, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Short Term Government Income Fund	5-Year U.S. Treasury Note Futures	190	Short	Dec 2014	($22,527,985)	($22,578,827)	($50,842)

							($50,842)

Spectrum Income Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund, and substitute for securities purchased. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $46.5 million to $70.0 million, as measured at each quarter end.

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DERIVATIVE INSTRUMENTS, CONTINUED

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Spectrum Income Fund	5-Year U.S. Treasury Note Futures	47	Long	Dec 2014	$5,568,876	$5,585,289	$16,413
	10-Year U.S. Treasury Note Futures	10	Long	Dec 2014	1,256,427	1,257,812	1,385
	German Euro BUXL Futures	11	Long	Sep 2014	1,946,317	2,105,579	159,262
	German Euro SCHATZ Futures	12	Long	Sep 2014	1,744,922	1,746,870	1,948
	U.S. Treasury Long Bond Futures	1	Long	Dec 2014	139,292	140,094	802
	U.S. Treasury Ultra Bond Futures	3	Long	Dec 2014	462,288	466,500	4,212
	2-year Interest Rate Swap Futures	57	Short	Sep 2014	(5,725,190)	(5,729,836)	(4,646)
	2-Year U.S. Treasury Note Futures	1	Short	Dec 2014	(218,857)	(219,047)	(190)
	5-Year U.S. Treasury Note Futures	14	Short	Dec 2014	(1,660,223)	(1,663,703)	(3,480)
	10-Year Australian Treasury Bond Futures	13	Short	Sep 2014	(1,476,373)	(1,493,171)	(16,798)
	10-Year Canada Government Bond
	Futures	28	Short	Dec 2014	(3,521,235)	(3,536,503)	(15,268)
	10-Year U.S. Treasury Note Futures	155	Short	Dec 2014	(19,435,124)	(19,496,094)	(60,970)
	German Euro BOBL Futures	9	Short	Dec 2014	(1,508,060)	(1,508,112)	(52)
	German Euro BUND Futures	5	Short	Sep 2014	(970,753)	(995,580)	(24,827)
	U.S. Treasury Long Bond Futures	4	Short	Dec 2014	(557,118)	(560,375)	(3,257)
	U.S. Treasury Ultra Bond Futures	1	Short	Dec 2014	(154,764)	(155,500)	(736)

							$53,798

Strategic Equity Allocation Fund

The fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.
During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $130.9 million to $373.2 million, as mea-
sured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Strategic Equity Allocation Fund	10-Year Government of Canada Bond
	Futures	13	Long	Sep 2014	$1,206,679	$1,195,350	($11,329)
	Mini MSCI EAFE Index Futures	975	Long	Sep 2014	94,472,833	93,639,000	(833,833)
	Mini MSCI Emerging Markets Index
	Futures	418	Long	Sep 2014	22,041,785	22,693,220	651,435
	Russell 2000 Mini Index Futures	126	Long	Sep 2014	14,523,824	14,784,840	261,016
	S&P 500 Index Futures	258	Long	Sep 2014	124,880,589	129,090,300	4,209,711
	S&P Mid 400 Index E-Mini Futures	171	Long	Sep 2014	24,127,257	24,574,410	447,153
	S&P/TSX 60 Index Futures	7	Long	Sep 2014	1,115,763	1,155,450	39,687

							$4,763,840

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the year ended August 31, 2014 the fund held futures contracts with total notional values ranging from approximately $1.2 billion to $3.7 billion, as measured at each quarter end.

							UNREALIZED
		NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

Total Return Fund	10-Year U.S. Treasury Note Futures	2,165	Long	Sep 2014	$270,225,475	$273,500,391	$3,274,916
	10-Year U.S. Treasury Note Futures	2,187	Long	Dec 2014	274,628,832	275,083,594	454,762
	5-Year U.S. Treasury Note Futures	1,986	Long	Dec 2014	235,351,662	236,008,173	656,511
	Eurodollar Futures	6,815	Long	Dec 2015	1,687,376,748	1,686,797,688	(579,060)
	Eurodollar Futures	2,499	Long	Mar 2016	617,221,046	617,003,100	(217,946)
	Eurodollar Futures	642	Long	Jun 2016	158,102,579	158,084,475	(18,104)
	Eurodollar Futures	535	Long	Sep 2016	131,409,416	131,375,938	(33,478)
	Eurodollar Futures	289	Long	Dec 2016	70,758,641	70,786,938	28,297
	Eurodollar Futures	615	Long	Mar 2017	150,269,987	150,329,062	59,075
	Eurodollar Futures	192	Long	Jun 2017	46,818,590	46,843,200	24,610
	U.S. Treasury Long Bond Futures	597	Long	Dec 2014	83,303,794	83,635,971	332,177

							$3,981,760

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract.
The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the

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DERIVATIVE INSTRUMENTS, CONTINUED

risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at August 31, 2014, and the range of notional contract amounts held by the funds during the year ended August 31, 2014. In addition, the tables detail how the funds used the forward foreign currency contracts during the year ended August 31, 2014.

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $43.4 million to $78.2 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Asia Pacific Total Return Bond Fund

	NZD	6,400,000	USD	5,345,728	Royal Bank of Canada	9/30/2014	—	($6,450)	($6,450)
	USD	34,112,100	AUD	36,700,000	Royal Bank of Canada	9/30/2014	—	(99,117)	(99,117)
	USD	8,000,000	KRW	8,291,280,000	Royal Bank of Canada	9/11/2014	—	(176,231)	(176,231)
	USD	12,081,545	NZD	14,500,000	Royal Bank of Canada	9/30/2014	—	(15,256)	(15,256)
	USD	16,977,140	SGD	21,200,000	Royal Bank of Canada	9/30/2014	$4,363	—	4,363

							$4,363	($297,054)	($292,691)

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $563.9 million to $847.7 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund

	AUD	242,000	USD	224,800	Goldman Sachs Capital
					Markets LP	9/3/2014	$1,216	—	$1,216
	AUD	24,632,639	USD	22,891,149	JPMorgan Chase Bank N.A.	9/3/2014	114,508	—	114,508
	BRL	12,310,238	USD	5,366,059	Bank of America, N.A.	9/3/2014	133,266	—	133,266
	BRL	2,002,304	USD	888,294	Barclays Capital	9/3/2014	6,190	—	6,190
	BRL	14,881,812	USD	6,544,529	BNP Paribas SA	9/3/2014	103,588	—	103,588
	BRL	3,900,936	USD	1,725,696	Citibank N.A.	9/3/2014	16,960	—	16,960
	BRL	1,058,230	USD	472,508	Deutsche Bank AG London	9/3/2014	232	—	232
	BRL	10,185,474	USD	4,547,899	Goldman Sachs Capital
					Markets LP	9/3/2014	2,235	—	2,235
	BRL	5,082,101	USD	2,234,382	UBS AG	9/3/2014	35,933	—	35,933
	BRL	817,889	USD	360,058	BNP Paribas SA	10/2/2014	2,280	—	2,280
	CAD	788,000	USD	718,148	JPMorgan Chase Bank N.A.	9/18/2014	6,320	—	6,320
	CAD	2,853,000	USD	2,624,438	Royal Bank of Canada	9/18/2014	—	($1,459)	(1,459)
	CHF	1,059,000	USD	1,164,921	Barclays Bank PLC Wholesale	11/13/2014	—	(10,530)	(10,530)
	CHF	1,091,000	USD	1,205,032	Goldman Sachs Capital
					Markets LP	11/13/2014	—	(15,759)	(15,759)
	CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	—	(12,563)	(12,563)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(28,555)	(28,555)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	—	(175,959)	(175,959)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	—	(23,101)	(23,101)
	CNY	3,753,050	USD	610,000	Morgan Stanley Bank,N.A.	9/8/2015	—	(10,944)	(10,944)
	DKK	18,598,000	USD	3,348,101	Citibank N.A.	11/13/2014	—	(65,667)	(65,667)
	EUR	3,544,000	USD	4,741,719	Bank of America, N.A.	11/20/2014	—	(82,706)	(82,706)
	EUR	10,386,000	USD	13,770,623	Barclays Bank PLC Wholesale	11/20/2014	—	(116,983)	(116,983)
	EUR	4,851,000	USD	6,448,124	Citibank N.A.	11/20/2014	—	(70,903)	(70,903)
	EUR	3,574,000	USD	4,772,493	JPMorgan Chase Bank N.A.	11/20/2014	—	(74,041)	(74,041)
	GBP	21,569,000	USD	36,637,319	Barclays Bank PLC Wholesale	9/3/2014	—	(829,531)	(829,531)
	GBP	3,694,000	USD	6,124,652	Bank of America, N.A.	10/2/2014	6,552	—	6,552
	INR	84,350,860	USD	1,393,768	JPMorgan Chase Bank	9/2/2014	—	(3,675)	(3,675)
	INR	917,833,510	USD	15,087,261	Deutsche Bank AG London	10/15/2014	—	(116,790)	(116,790)

305

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

	JPY	2,138,100,000	USD	20,994,986	BNP Paribas SA	9/3/2014	—	($445,224)	($445,224)
	JPY	946,100,000	USD	9,219,939	JPMorgan Chase Bank N.A.	9/3/2014	—	(126,758)	(126,758)
	JPY	6,120,189,000	USD	59,457,410	UBS AG	9/3/2014	—	(634,890)	(634,890)
	JPY	7,410,089,000	USD	71,183,437	Goldman Sachs Capital
					Markets LP	10/2/2014	$52,950	—	52,950
	MXN	28,042,613	USD	2,095,000	BNP Paribas SA	12/18/2014	35,355	—	35,355
	MXN	166,539,000	USD	12,627,573	Citibank N.A.	12/18/2014	24,145	—	24,145
	MXN	61,515,157	USD	4,598,000	Goldman Sachs Capital
					Markets LP	12/18/2014	75,214	—	75,214
	MYR	4,646,682	USD	1,466,000	UBS AG	9/19/2014	6,283	—	6,283
	MYR	4,349,536	USD	1,376,000	HSBC Bank USA	9/22/2014	1,797	—	1,797
	MYR	1,465,080	USD	464,000	UBS AG	9/22/2014	92	—	92
	MYR	6,376,425	USD	2,018,000	Barclays Capital	10/15/2014	—	(1,879)	(1,879)
	MYR	23,366,194	USD	7,395,000	JPMorgan Chase Bank	10/15/2014	—	(6,993)	(6,993)
	NZD	4,436,000	USD	3,779,539	Bank of America, N.A.	9/3/2014	—	(69,047)	(69,047)
	NZD	17,178,000	USD	14,315,522	Barclays Bank PLC Wholesale	9/3/2014	53,013	—	53,013
	RUB	15,542,610	USD	426,000	Bank of America, N.A.	9/11/2014	—	(6,856)	(6,856)
	RUB	15,677,631	USD	433,000	BNP Paribas SA	9/11/2014	—	(10,214)	(10,214)
	RUB	28,156,570	USD	767,000	Barclays Capital	10/15/2014	—	(14,122)	(14,122)
	RUB	101,836,455	USD	2,779,000	Citibank N.A.	10/15/2014	—	(55,997)	(55,997)
	RUB	11,498,680	USD	314,000	HSBC Bank USA	10/15/2014	—	(6,537)	(6,537)
	RUB	63,563,546	USD	1,733,000	JPMorgan Chase Bank	10/15/2014	—	(33,376)	(33,376)
	USD	4,315,093	AUD	4,634,000	Goldman Sachs Capital
					Markets LP	9/3/2014	—	(12,832)	(12,832)
	USD	3,346,687	AUD	3,595,000	HSBC Bank USA	9/3/2014	—	(10,864)	(10,864)
	USD	15,623,710	AUD	16,645,639	JPMorgan Chase Bank N.A.	9/3/2014	77,514	—	77,514
	USD	22,844,963	AUD	24,632,639	JPMorgan Chase Bank N.A.	10/2/2014	—	(114,020)	(114,020)
	USD	5,477,254	BRL	12,310,238	Bank of America, N.A.	9/3/2014	—	(22,070)	(22,070)
	USD	894,045	BRL	2,002,304	Barclays Capital	9/3/2014	—	(439)	(439)
	USD	6,537,000	BRL	14,881,813	BNP Paribas SA	9/3/2014	—	(111,119)	(111,119)
	USD	1,741,800	BRL	3,900,936	Citibank N.A.	9/3/2014	—	(856)	(856)
	USD	460,000	BRL	1,058,230	Deutsche Bank AG London	9/3/2014	—	(12,741)	(12,741)
	USD	4,527,000	BRL	10,185,474	Goldman Sachs Capital
					Markets LP	9/3/2014	—	(23,133)	(23,133)
	USD	2,253,640	BRL	5,082,101	UBS AG	9/3/2014	—	(16,675)	(16,675)
	USD	3,112,991	BRL	7,170,464	Bank of America, N.A.	10/2/2014	—	(63,641)	(63,641)
	USD	1,754,008	BRL	4,021,765	BNP Paribas SA	10/2/2014	—	(27,699)	(27,699)
	USD	1,711,838	BRL	3,900,936	Citibank N.A.	10/2/2014	—	(16,340)	(16,340)
	USD	1,759,984	BRL	4,023,411	UBS AG	10/2/2014	—	(22,453)	(22,453)
	USD	2,043,000	CAD	2,217,999	JPMorgan Chase Bank N.A.	9/2/2014	3,085	—	3,085
	USD	182,903	CAD	199,000	Bank of America, N.A.	9/18/2014	—	(52)	(52)
	USD	5,859,481	CAD	6,368,000	HSBC Bank USA	9/18/2014	4,897	—	4,897
	USD	1,646,807	CAD	1,796,000	JPMorgan Chase Bank N.A.	9/18/2014	—	(4,392)	(4,392)
	USD	3,506,317	CAD	3,811,194	Barclays Bank PLC Wholesale	10/2/2014	3,509	—	3,509
	USD	812,138	CHF	734,000	BNP Paribas SA	11/13/2014	12,022	—	12,022
	USD	340,272	CHF	308,000	HSBC Bank USA	11/13/2014	4,529	—	4,529
	USD	2,610,781	CHF	2,386,000	JPMorgan Chase Bank N.A.	11/13/2014	9,858	—	9,858
	USD	6,964,607	CHF	6,292,000	UBS AG	11/13/2014	105,845	—	105,845
	USD	7,402,508	CNY	45,880,747	UBS AG	10/15/2014	—	(31,566)	(31,566)
	USD	2,305,571	DKK	12,623,000	Deutsche Bank AG London	10/1/2014	78,427	—	78,427
	USD	2,435,939	EUR	1,821,000	BNP Paribas SA	9/3/2014	43,236	—	43,236
	USD	48,577,207	EUR	36,253,000	Bank of America, N.A.	11/20/2014	918,291	—	918,291
	USD	5,876,603	EUR	4,388,000	BNP Paribas SA	11/20/2014	108,050	—	108,050
	USD	32,616,250	EUR	24,468,000	Citibank N.A.	11/20/2014	450,129	—	450,129
	USD	15,954,550	EUR	12,092,000	HSBC Bank USA	11/20/2014	58,166	—	58,166
	USD	8,305,263	GBP	4,993,000	Bank of America, N.A.	9/3/2014	16,131	—	16,131
	USD	10,028,862	GBP	5,919,000	Citibank N.A.	9/3/2014	202,431	—	202,431
	USD	8,198,950	GBP	4,855,000	Deutsche Bank AG London	9/3/2014	138,919	—	138,919
	USD	7,358,714	GBP	4,347,000	HSBC Bank USA	9/3/2014	142,040	—	142,040
	USD	2,470,175	GBP	1,455,000	JPMorgan Chase Bank N.A.	9/3/2014	54,656	—	54,656
	USD	429,609	GBP	259,000	BNP Paribas SA	10/2/2014	—	(272)	(272)
	USD	1,397,000	INR	84,350,860	JPMorgan Chase Bank	9/2/2014	6,907	—	6,907
	USD	2,412,000	INR	147,180,240	Barclays Capital	10/15/2014	11,393	—	11,393
	USD	2,408,000	INR	148,092,000	HSBC Bank USA	10/15/2014	—	(7,478)	(7,478)

306

DERIVATIVE INSTRUMENTS, CONTINUED

								NET
					CONTRACTUAL			UNREALIZED
					SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY	CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Bond Fund, continued

USD	1,384,446	INR	84,350,860	JPMorgan Chase Bank	10/15/2014	$8,628	—	$8,628
USD	3,772,553	JPY	386,400,000	BNP Paribas SA	9/3/2014	58,776	—	58,776
USD	82,504,797	JPY	8,589,089,000	Goldman Sachs Capital
				Markets LP	9/3/2014	—	($46,877)	(46,877)
USD	2,225,576	JPY	228,900,000	JPMorgan Chase Bank N.A.	9/3/2014	25,566	—	25,566
USD	4,510,602	JPY	468,500,000	BNP Paribas SA	10/2/2014	6,709	—	6,709
USD	907,950	MXN	11,861,000	Goldman Sachs Capital
				Markets LP	9/23/2014	2,107	—	2,107
USD	417,993	MXN	5,436,000	Royal Bank of Canada	9/23/2014	2,837	—	2,837
USD	11,967,690	MXN	156,772,372	BNP Paribas SA	9/25/2014	—	(3,691)	(3,691)
USD	5,977,835	MXN	78,632,444	BNP Paribas SA	10/22/2014	—	(16,621)	(16,621)
USD	1,359,968	MXN	17,868,617	Goldman Sachs Capital
				Markets LP	10/22/2014	—	(2,226)	(2,226)
USD	11,940,060	MXN	156,880,443	Royal Bank of Canada	12/11/2014	16,676	—	16,676
USD	1,144,000	MXN	14,984,607	Bank of America, N.A.	12/18/2014	5,642	—	5,642
USD	21,676,066	MXN	288,130,013	BNP Paribas SA	12/18/2014	—	(212,741)	(212,741)
USD	4,557,761	MXN	59,930,006	Deutsche Bank AG London	12/18/2014	4,969	—	4,969
USD	15,030,876	MXN	198,775,810	Goldman Sachs Capital
				Markets LP	12/18/2014	—	(69,824)	(69,824)
USD	402,000	MXN	5,308,571	JPMorgan Chase Bank N.A.	12/18/2014	—	(1,284)	(1,284)
USD	18,335,372	NZD	21,614,000	Bank of America, N.A.	9/3/2014	256,346	—	256,346
USD	14,275,377	NZD	17,178,000	Barclays Bank PLC Wholesale	10/2/2014	—	(52,803)	(52,803)
USD	6,539,269	RUB	238,492,215	Barclays Capital	10/15/2014	162,231	—	162,231
USD	703,234	SEK	4,863,000	Barclays Bank PLC Wholesale	11/13/2014	7,552	—	7,552
USD	164,417	ZAR	1,762,795	Citibank N.A.	10/15/2014	267	—	267
USD	745,000	ZAR	7,944,680	Goldman Sachs Capital
				Markets LP	10/15/2014	5,197	—	5,197
USD	746,000	ZAR	8,116,853	HSBC Bank USA	10/15/2014	—	(9,836)	(9,836)
USD	3,927,315	ZAR	42,316,293	JPMorgan Chase Bank N.A.	10/15/2014	—	(13,148)	(13,148)
ZAR	16,505,618	USD	1,533,000	Credit Suisse International	10/15/2014	3,991	—	3,991
ZAR	24,218,154	USD	2,248,000	Goldman Sachs Capital
				Markets LP	10/15/2014	7,177	—	7,177
ZAR	5,280,030	USD	493,000	HSBC Bank USA	10/15/2014	—	(1,327)	(1,327)
ZAR	9,664,850	USD	895,061	JPMorgan Chase Bank N.A.	10/15/2014	4,923	—	4,923

						$3,707,758	($3,980,079)	($272,321)

Global Equity Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging up to $14.3 million as measured at each quarter end.

								NET
					CONTRACTUAL			UNREALIZED
					SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY	CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Global Equity Fund

USD	14,282,020	EUR	10,750,000	State Street Bank and Trust
				Company	10/1/2014	$154,951	—	$154,951

						$154,951	—	$154,951

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $36.5 million to $42.2 million, as measured at each quarter end.

307

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

High Yield Fund

	EUR	333,164	USD	439,115	Citibank N.A. London	11/14/2014	—	($1,151)	($1,151)
	GBP	678,237	USD	1,123,581	UBS AG London	11/14/2014	$1,713	—	1,713
	USD	28,244,659	EUR	21,103,759	UBS AG London	11/14/2014	502,503	—	502,503
	USD	6,691,072	GBP	3,972,875	UBS AG London	11/14/2014	99,495	—	99,495

							$603,711	($1,151)	$602,560

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substi-
tute for securities purchased. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approxi-
mately $2.0 million to $21.6 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Investment Quality Bond Fund

	JPY	162,650,000	USD	1,588,813	Barclays Bank PLC Wholesale	9/17/2014	—	($25,374)	($25,374)
	JPY	291,229,000	USD	2,870,527	BNP Paribas SA	9/17/2014	—	(71,149)	(71,149)
	JPY	97,238,000	USD	955,994	Credit Suisse International	9/17/2014	—	(21,314)	(21,314)
	JPY	101,604,000	USD	994,665	HSBC Bank USA	9/17/2014	—	(18,017)	(18,017)
	PEN	1,218,000	USD	431,685	Standard Chartered Bank	9/17/2014	—	(4,332)	(4,332)
	RUB	15,814,000	USD	452,604	JPMorgan Chase Bank	9/17/2014	—	(26,761)	(26,761)
	USD	5,926,608	EUR	4,479,000	Standard Chartered Bank	9/30/2014	$40,580	—	40,580
	USD	1,446,012	GBP	872,000	Citibank N.A.	9/30/2014	—	(1,333)	(1,333)
	USD	3,006,367	JPY	306,362,000	Bank of America, N.A.	9/17/2014	61,526	—	61,526
	USD	3,006,428	JPY	306,361,000	BNP Paribas SA	9/17/2014	61,597	—	61,597
	USD	80,585	PEN	227,000	BNP Paribas SA	9/17/2014	939	—	939
	USD	350,983	PEN	991,000	Citibank N.A.	9/17/2014	3,276	—	3,276
	USD	450,328	RUB	15,814,000	Bank of America, N.A.	9/17/2014	24,484	—	24,484

							$192,402	($168,280)	$24,122

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $104.9 million to $350.0 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Real Return Bond Fund

	AUD	8,564,000	USD	7,958,538	JPMorgan Chase Bank N.A.	9/3/2014	$39,811	—	$39,811
	BRL	18,768,886	USD	8,326,554	Barclays Capital	9/3/2014	58,027	—	58,027
	BRL	600,063	USD	267,933	Goldman Sachs Capital
					Markets LP	9/3/2014	132	—	132
	BRL	18,168,823	USD	8,112,530	UBS AG	9/3/2014	3,986	—	3,986
	BRL	18,168,823	USD	7,950,171	UBS AG	10/2/2014	98,914	—	98,914
	EUR	1,272,000	USD	1,704,638	BNP Paribas SA	9/3/2014	—	($33,294)	(33,294)
	EUR	51,382,000	USD	67,813,964	Goldman Sachs Capital
					Markets LP	9/3/2014	—	(300,588)	(300,588)
	INR	175,350,285	USD	2,894,000	Barclays Capital	10/15/2014	—	(33,921)	(33,921)
	INR	41,689,908	USD	687,000	Citibank N.A.	10/15/2014	—	(7,010)	(7,010)
	INR	36,632,750	USD	605,000	Deutsche Bank AG London	10/15/2014	—	(7,496)	(7,496)
	INR	415,953,925	USD	6,845,288	UBS AG	10/15/2014	—	(60,805)	(60,805)
	JPY	1,248,300,000	USD	11,989,051	Goldman Sachs Capital
					Markets LP	9/3/2014	8,642	—	8,642
	MXN	69,058,659	USD	5,295,300	Goldman Sachs Capital
					Markets LP	9/23/2014	—	(21,184)	(21,184)
	MXN	17,946,832	USD	1,341,819	BNP Paribas SA	12/18/2014	21,575	—	21,575
	MYR	860,436	USD	270,000	Barclays Capital	10/15/2014	2,056	—	2,056
	MYR	7,843,813	USD	2,446,070	Credit Suisse International	10/15/2014	34,015	—	34,015

308

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Real Return Bond Fund, continued

	MYR	1,912,680	USD	600,000	JPMorgan Chase Bank	10/15/2014	$4,758	—	$4,758
	PLN	6,327,737	USD	2,049,304	Barclays Capital	10/30/2014	—	($80,370)	(80,370)
	USD	8,038,229	AUD	8,564,000	JPMorgan Chase Bank N.A.	9/3/2014	39,880	—	39,880
	USD	7,942,481	AUD	8,564,000	JPMorgan Chase Bank N.A.	10/2/2014	—	(39,641)	(39,641)
	USD	8,380,464	BRL	18,768,886	Barclays Capital	9/3/2014	—	(4,118)	(4,118)
	USD	266,233	BRL	600,063	Goldman Sachs Capital
					Markets LP	9/3/2014	—	(1,832)	(1,832)
	USD	8,015,001	BRL	18,168,823	UBS AG	9/3/2014	—	(101,516)	(101,516)
	USD	496,211	COP	953,097,529	Credit Suisse International	10/16/2014	2,326	—	2,326
	USD	90,187	COP	171,031,167	Goldman Sachs Capital
					Markets LP	10/16/2014	1,561	—	1,561
	USD	2,692,364	EUR	2,005,000	Barclays Bank PLC Wholesale	9/3/2014	57,895	—	57,895
	USD	65,951,072	EUR	49,068,000	Citibank N.A.	9/3/2014	1,478,176	—	1,478,176
	USD	2,127,402	EUR	1,581,000	Deutsche Bank AG London	9/3/2014	50,047	—	50,047
	USD	67,823,829	EUR	51,382,000	Goldman Sachs Capital
					Markets LP	10/2/2014	300,022	—	300,022
	USD	3,686,006	GBP	2,196,000	Barclays Bank PLC Wholesale	9/11/2014	40,544	—	40,544
	USD	1,242,464	GBP	734,000	Citibank N.A.	9/11/2014	23,990	—	23,990
	USD	3,099,404	HUF	712,676,970	JPMorgan Chase Bank	10/30/2014	129,816	—	129,816
	USD	12,127,188	JPY	1,248,300,000	UBS AG	9/3/2014	129,495	—	129,495
	USD	11,991,527	JPY	1,248,300,000	Goldman Sachs Capital
					Markets LP	10/2/2014	—	(8,920)	(8,920)
	USD	2,170,000	MXN	28,770,945	Bank of America, N.A.	12/18/2014	—	(15,686)	(15,686)
	USD	2,750,000	MXN	36,202,125	BNP Paribas SA	12/18/2014	—	(221)	(221)
	USD	1,250,000	MXN	16,382,500	Deutsche Bank AG London	12/18/2014	5,446	—	5,446
	USD	490,000	MXN	6,425,762	JPMorgan Chase Bank N.A.	12/18/2014	1,844	—	1,844
	USD	1,654,649	NZD	1,957,000	Deutsche Bank AG London	9/3/2014	17,717	—	17,717
	USD	550,615	ZAR	6,042,279	JPMorgan Chase Bank N.A.	10/15/2014	—	(12,038)	(12,038)

							$2,550,675	($728,640)	$1,822,035

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $100.0 million to $145.2 million, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund

	AUD	135,000	USD	125,828	Royal Bank of Scotland PLC	9/19/2014	$114	—	$114
	BRL	325,000	USD	144,509	Bank of America, N.A.	9/3/2014	678	—	678
	BRL	490,000	USD	217,972	Credit Suisse International	9/3/2014	925	—	925
	BRL	2,255,000	USD	989,035	Royal Bank of Scotland PLC	9/3/2014	18,336	—	18,336
	BRL	465,000	USD	199,614	Morgan Stanley & Company
					International	11/21/2014	3,626	—	3,626
	BRL	150,000	USD	64,935	Credit Suisse International	12/2/2014	423	—	423
	CAD	467,000	USD	427,658	Morgan Stanley & Company
					International	11/21/2014	1,054	—	1,054
	CAD	57,057	USD	52,155	State Street Bank London	11/21/2014	225	—	225
	CHF	1,173,000	USD	1,294,738	Deutsche Bank AG London	11/21/2014	—	($15,940)	(15,940)
	CHF	4,000	USD	4,417	State Street Bank London	11/21/2014	—	(56)	(56)
	COP	1,337,205,000	USD	706,040	HSBC Bank PLC	11/21/2014	—	(15,596)	(15,596)
	CZK	3,806,000	USD	183,393	JPMorgan Chase Bank N.A.
					London	11/21/2014	—	(2,930)	(2,930)
	EUR	324,400	USD	439,009	Barclays Bank PLC Wholesale	9/12/2014	—	(12,742)	(12,742)
	EUR	348,031	USD	462,332	Canadian Imperial Bank of
					Commerce	9/12/2014	—	(5,015)	(5,015)
	EUR	480,141	USD	634,940	HSBC Bank PLC	9/12/2014	—	(4,030)	(4,030)
	EUR	791,756	USD	1,079,813	Merrill Lynch International	9/12/2014	—	(39,435)	(39,435)
	EUR	571,289	USD	776,598	Royal Bank of Canada (UK)	9/12/2014	—	(25,917)	(25,917)
	EUR	148,577	USD	202,234	Royal Bank of Scotland PLC	9/12/2014	—	(7,002)	(7,002)

309

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund, continued

	EUR	429,297	USD	576,863	State Street Bank London	9/12/2014	—	($12,762)	($12,762)
	EUR	445,000	USD	594,605	Goldman Sachs International	11/3/2014	—	(9,674)	(9,674)
	EUR	206,061	USD	272,849	JPMorgan Chase Bank N.A.
					London	11/21/2014	—	(1,956)	(1,956)
	GBP	107,708	USD	181,549	Morgan Stanley & Company
					International	10/10/2014	—	(2,790)	(2,790)
	GBP	61,000	USD	102,902	Royal Bank of Scotland PLC	10/10/2014	—	(1,663)	(1,663)
	HKD	15,115,000	USD	1,950,272	Standard Chartered Bank	10/9/2014	$193	—	193
	HKD	15,045,000	USD	1,941,270	Standard Chartered Bank	11/12/2014	222	—	222
	HKD	4,047,000	USD	522,241	Standard Chartered Bank	11/21/2014	10	—	10
	IDR	3,133,552,000	USD	264,927	Standard Chartered Bank	10/15/2014	1,107	—	1,107
	INR	17,562,000	USD	288,659	HSBC Bank USA	11/17/2014	—	(4,153)	(4,153)
	INR	17,336,000	USD	280,065	Standard Chartered Bank
					London	11/17/2014	780	—	780
	INR	10,029,000	USD	161,251	Standard Chartered Bank	11/21/2014	1,081	—	1,081
	INR	17,134,000	USD	280,150	Standard Chartered Bank
					London	12/8/2014	—	(3,842)	(3,842)
	INR	26,479,000	USD	422,762	Standard Chartered Bank	1/20/2015	118	—	118
	JPY	58,052,000	USD	567,725	Barclays Bank PLC Wholesale	11/21/2014	—	(9,449)	(9,449)
	JPY	31,526,000	USD	303,655	JPMorgan Chase Bank N.A.
					London	11/21/2014	—	(475)	(475)
	JPY	1,490,136,000	USD	14,571,401	Morgan Stanley & Company
					International	11/21/2014	—	(241,018)	(241,018)
	KRW	552,477,000	USD	534,104	HSBC Bank PLC	11/21/2014	10,198	—	10,198
	MXN	24,425,000	USD	1,844,120	Royal Bank of Scotland PLC	11/14/2014	15,321	—	15,321
	MXN	21,895,000	USD	1,663,564	Royal Bank of Scotland PLC	11/21/2014	2,576	—	2,576
	MYR	344,000	USD	107,185	HSBC Bank PLC	11/21/2014	1,260	—	1,260
	NOK	3,022,000	USD	489,515	Morgan Stanley & Company
					International	11/21/2014	—	(3,320)	(3,320)
	PEN	1,374,000	USD	486,716	Credit Suisse International	11/21/2014	—	(8,304)	(8,304)
	PLN	7,720,000	USD	2,522,109	Deutsche Bank AG London	9/12/2014	—	(113,133)	(113,133)
	PLN	3,411,000	USD	1,087,050	HSBC Bank PLC	11/21/2014	—	(26,878)	(26,878)
	RUB	19,510,000	USD	562,005	State Street Bank London	9/15/2014	—	(36,380)	(36,380)
	RUB	19,037,000	USD	535,725	State Street Bank London	10/15/2014	—	(26,695)	(26,695)
	SEK	59,000	USD	8,607	Morgan Stanley & Company
					International	11/21/2014	—	(167)	(167)
	SGD	28,000	USD	22,478	JPMorgan Chase Bank N.A.
					London	11/21/2014	—	(61)	(61)
	TRY	75,000	USD	34,123	Royal Bank of Scotland PLC	11/21/2014	—	(14)	(14)
	USD	941,469	AUD	1,015,000	Goldman Sachs International	9/19/2014	—	(5,428)	(5,428)
	USD	814,304	AUD	879,000	Morgan Stanley & Company
					International	11/21/2014	—	(2,098)	(2,098)
	USD	1,345,134	BRL	3,070,000	Merrill Lynch International	9/3/2014	—	(26,320)	(26,320)
	USD	6,421,075	BRL	14,990,000	Morgan Stanley & Company
					International	11/21/2014	—	(130,670)	(130,670)
	USD	1,016,521	BRL	2,375,000	Royal Bank of Scotland PLC	12/2/2014	—	(18,313)	(18,313)
	USD	567,623	CAD	615,000	Goldman Sachs International	10/29/2014	2,741	—	2,741
	USD	213,871	CHF	193,708	JPMorgan Chase Bank N.A.
					London	11/12/2014	2,717	—	2,717
	USD	1,071,088	CLP	622,977,000	Credit Suisse International	11/21/2014	16,539	—	16,539
	USD	89,446	DKK	498,000	JPMorgan Chase Bank N.A.
					London	11/21/2014	1,547	—	1,547
	USD	411,589	EUR	303,851	Canadian Imperial Bank of
					Commerce	9/12/2014	12,325	—	12,325
	USD	187,339	EUR	138,278	Deutsche Bank AG London	9/12/2014	5,640	—	5,640
	USD	14,534,056	EUR	10,734,083	JPMorgan Chase Bank N.A.
					London	9/12/2014	429,332	—	429,332
	USD	180,174	EUR	133,394	State Street Bank London	9/12/2014	4,892	—	4,892
	USD	2,545,259	EUR	1,900,000	State Street Bank London	11/3/2014	47,804	—	47,804
	USD	6,963,778	EUR	5,201,000	Deutsche Bank AG London	11/21/2014	126,388	—	126,388
	USD	300,707	EUR	227,132	JPMorgan Chase Bank N.A.
					London	11/21/2014	2,113	—	2,113

310

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Spectrum Income Fund, continued

	USD	535,933	EUR	400,000	Morgan Stanley & Company
					International	11/21/2014	$10,081	—	$10,081
	USD	325,683	EUR	243,127	State Street Bank London	11/21/2014	6,061	—	6,061
	USD	329,685	GBP	192,602	Goldman Sachs International	10/10/2014	10,032	—	10,032
	USD	574,381	GBP	335,039	HSBC Bank PLC	10/10/2014	18,330	—	18,330
	USD	4,014,292	GBP	2,345,728	JPMorgan Chase Bank N.A.
					London	10/10/2014	121,183	—	121,183
	USD	2,275,868	GBP	1,335,000	Barclays Bank PLC Wholesale	10/23/2014	60,475	—	60,475
	USD	6,637,163	GBP	3,980,993	JPMorgan Chase Bank N.A.
					London	11/21/2014	32,533	—	32,533
	USD	150,183	GBP	89,711	State Street Bank London	11/21/2014	1,347	—	1,347
	USD	485,031	HUF	113,342,000	Morgan Stanley & Company
					International	11/21/2014	13,030	—	13,030
	USD	22,382	IDR	267,128,000	State Street Bank London	10/15/2014	—	($297)	(297)
	USD	252,040	IDR	2,995,499,000	Deutsche Bank AG London	11/21/2014	—	(585)	(585)
	USD	200,646	ILS	696,000	Barclays Bank PLC Wholesale	11/20/2014	5,732	—	5,732
	USD	1,125,084	JPY	115,680,000	State Street Bank London	11/4/2014	12,738	—	12,738
	USD	515,339	MXN	6,805,000	Royal Bank of Scotland PLC	11/18/2014	—	(2,593)	(2,593)
	USD	4,261,748	MXN	56,091,000	Royal Bank of Scotland PLC	11/21/2014	—	(6,600)	(6,600)
	USD	481,704	NOK	2,987,000	UBS AG London	11/21/2014	1,140	—	1,140
	USD	640,275	NZD	745,000	Goldman Sachs International	9/16/2014	17,906	—	17,906
	USD	499,897	NZD	590,000	Goldman Sachs International	10/30/2014	9,152	—	9,152
	USD	496,988	NZD	590,000	HSBC Bank PLC	11/21/2014	7,268	—	7,268
	USD	498,146	NZD	592,000	Morgan Stanley & Company
					International	11/21/2014	6,765	—	6,765
	USD	107,333	PEN	303,000	Credit Suisse International	11/21/2014	1,831	—	1,831
	USD	255,062	PLN	780,000	Bank of America, N.A.	9/12/2014	11,668	—	11,668
	USD	516,632	PLN	1,580,000	Barclays Bank PLC Wholesale	9/12/2014	23,603	—	23,603
	USD	546,717	PLN	1,725,000	Goldman Sachs International	9/12/2014	8,441	—	8,441
	USD	625,476	PLN	1,930,000	State Street Bank London	9/12/2014	23,232	—	23,232
	USD	559,047	PLN	1,705,000	UBS AG London	9/12/2014	27,012	—	27,012
	USD	269,964	RON	881,000	JPMorgan Chase Bank N.A.
					London	10/15/2014	7,360	—	7,360
	USD	550,236	RUB	19,510,000	State Street Bank London	9/15/2014	24,612	—	24,612
	USD	532,355	RUB	19,037,000	State Street Bank London	10/15/2014	23,325	—	23,325
	USD	1,244,064	ZAR	13,570,000	Royal Bank of Scotland PLC	9/26/2014	—	(23,563)	(23,563)
	USD	1,603,142	ZAR	17,165,000	HSBC Bank PLC	11/21/2014	14,515	—	14,515
	USD	262,905	ZAR	2,849,000	Morgan Stanley & Company
					International	11/21/2014	—	(771)	(771)
	ZAR	1,925,000	USD	176,512	Credit Suisse International	9/26/2014	3,310	—	3,310
	ZMW	684,000	USD	107,818	Barclays Bank PLC Wholesale	10/14/2014	3,810	—	3,810

							$1,216,777	($848,635)	$368,142

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the year ended August 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging from approximately $271.9 million to $1.7 billion, as measured at each quarter end.

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Total Return Fund

	BRL	21,624,460	USD	9,655,501	Bank of America, N.A.	9/3/2014	$4,745	—	$4,745
	BRL	4,536,184	USD	2,025,444	Barclays Capital	9/3/2014	995	—	995
	BRL	44,178,482	USD	19,438,614	BNP Paribas SA	9/3/2014	297,139	—	297,139
	BRL	8,710,650	USD	3,889,378	Goldman Sachs Capital
					Markets LP	9/3/2014	1,911	—	1,911
	BRL	44,178,482	USD	19,726,059	JPMorgan Chase Bank	9/3/2014	9,693	—	9,693
	BRL	34,871,294	USD	15,295,359	UBS AG	9/3/2014	282,614	—	282,614
	CAD	1,358,000	USD	1,267,909	Goldman Sachs Capital
					Markets LP	9/18/2014	—	($19,397)	(19,397)

311

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Total Return Fund, continued

	EUR	11,749,000	USD	15,680,979	Barclays Bank PLC Wholesale	9/3/2014	—	($243,381)	($243,381)
	EUR	4,544,000	USD	6,076,361	BNP Paribas SA	9/3/2014	—	(105,773)	(105,773)
	EUR	5,754,000	USD	7,619,429	Deutsche Bank AG London	9/3/2014	—	(58,961)	(58,961)
	EUR	226,430,000	USD	298,979,365	Goldman Sachs Capital Markets LP	9/3/2014	—	(1,461,679)	(1,461,679)
	EUR	9,619,000	USD	12,869,309	JPMorgan Chase Bank N.A.	9/3/2014	—	(230,425)	(230,425)
	EUR	5,235,000	USD	6,903,204	Barclays Bank PLC Wholesale	10/2/2014	—	(23,613)	(23,613)
	EUR	3,114,000	USD	4,111,034	BNP Paribas SA	10/2/2014	—	(18,762)	(18,762)
	EUR	2,800,000	USD	3,691,036	Credit Suisse International	10/2/2014	—	(11,407)	(11,407)
	EUR	30,000	USD	39,687	Bank of America, N.A.	6/15/2015	—	(177)	(177)
	EUR	1,868,000	USD	2,489,828	Barclays Bank PLC Wholesale	6/15/2015	—	(29,662)	(29,662)
	EUR	3,114,000	USD	4,174,348	BNP Paribas SA	6/15/2015	—	(73,194)	(73,194)
	EUR	3,992,000	USD	5,281,296	Citibank N.A.	6/15/2015	—	(23,811)	(23,811)
	EUR	7,355,000	USD	9,856,619	Credit Suisse International	6/15/2015	—	(170,045)	(170,045)
	EUR	9,406,000	USD	12,571,721	Goldman Sachs Capital Markets LP	6/15/2015	—	(183,968)	(183,968)
	EUR	2,597,000	USD	3,472,449	JPMorgan Chase Bank N.A.	6/15/2015	—	(52,186)	(52,186)
	EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	—	(24,388)	(24,388)
	EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	—	(93,176)	(93,176)
	GBP	1,429,000	USD	2,430,206	Bank of America, N.A.	9/11/2014	—	(57,999)	(57,999)
	JPY	195,800,000	USD	1,923,147	Barclays Bank PLC Wholesale	9/3/2014	—	(41,269)	(41,269)
	JPY	2,346,875,000	USD	22,540,098	Goldman Sachs Capital Markets LP	9/3/2014	$16,248	—	16,248
	MXN	115,100,770	USD	8,819,069	Goldman Sachs Capital Markets LP	9/23/2014	—	(28,646)	(28,646)
	MXN	212,550,000	USD	16,147,719	Barclays Bank PLC Wholesale	12/18/2014	—	(613)	(613)
	MXN	130,304,484	USD	9,923,801	BNP Paribas SA	12/18/2014	—	(24,764)	(24,764)
	MXN	51,922,880	USD	3,962,218	JPMorgan Chase Bank N.A.	12/18/2014	—	(17,714)	(17,714)
	MXN	9,562,785	USD	725,403	Societe Generale	12/18/2014	1,068	—	1,068
	USD	9,452,489	BRL	21,624,460	Bank of America, N.A.	9/3/2014	—	(207,756)	(207,756)
	USD	2,012,415	BRL	4,536,184	Barclays Capital	9/3/2014	—	(14,024)	(14,024)
	USD	19,725,797	BRL	44,178,481	BNP Paribas SA	9/3/2014	—	(9,955)	(9,955)
	USD	3,864,701	BRL	8,710,650	Goldman Sachs Capital Markets LP	9/3/2014	—	(26,588)	(26,588)
	USD	19,455,488	BRL	44,178,482	JPMorgan Chase Bank	9/3/2014	—	(280,264)	(280,264)
	USD	15,570,322	BRL	34,871,293	UBS AG	9/3/2014	—	(7,651)	(7,651)
	USD	5,794,639	BRL	13,246,834	UBS AG	10/2/2014	—	(73,924)	(73,924)
	USD	50,664	BRL	124,700	BNP Paribas SA	4/2/2015	—	(2,014)	(2,014)
	USD	2,407,071	BRL	5,930,300	Credit Suisse International	4/2/2015	—	(98,066)	(98,066)
	USD	2,413,919	BRL	5,945,000	HSBC Bank USA	4/2/2015	—	(97,427)	(97,427)
	USD	6,335,797	BRL	15,000,000	JPMorgan Chase Bank	4/2/2015	—	(652)	(652)
	USD	144,123	BRL	348,616	BNP Paribas SA	7/2/2015	327	—	327
	USD	1,505,729	BRL	3,643,864	Deutsche Bank AG London	7/2/2015	2,718	—	2,718
	USD	6,606,488	BRL	16,007,520	Goldman Sachs Capital Markets LP	7/2/2015	3,750	—	3,750
	USD	1,995,215	BRL	5,000,000	BNP Paribas SA	10/2/2015	—	(18,528)	(18,528)
	USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	—	(260,559)	(260,559)
	USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	—	(192,915)	(192,915)
	USD	14,733,831	CAD	16,017,000	Royal Bank of Canada	9/18/2014	8,191	—	8,191
	USD	17,540,519	CAD	19,214,148	Citibank N.A.	2/10/2015	—	(63,864)	(63,864)
	USD	21,391,270	CAD	23,480,128	Bank of America, N.A.	5/5/2015	—	(78,989)	(78,989)
	USD	1,529,334	EUR	1,143,000	Bank of America, N.A.	9/3/2014	27,489	—	27,489
	USD	2,203,853	EUR	1,640,000	Barclays Bank PLC Wholesale	9/3/2014	48,975	—	48,975
	USD	334,761,869	EUR	249,136,000	Citibank N.A.	9/3/2014	7,409,636	—	7,409,636
	USD	5,574,999	EUR	4,162,000	Deutsche Bank AG London	9/3/2014	106,339	—	106,339
	USD	2,674,711	EUR	2,015,000	Goldman Sachs Capital Markets LP	9/3/2014	27,102	—	27,102
	USD	39,608	EUR	30,000	Bank of America, N.A.	9/24/2014	185	—	185
	USD	2,673,384	EUR	2,014,000	Goldman Sachs Capital
					Markets LP	9/24/2014	26,792	—	26,792
	USD	960,531	EUR	729,000	Barclays Bank PLC Wholesale	10/2/2014	2,514	—	2,514
	USD	289,896,643	EUR	219,620,000	Goldman Sachs Capital
					Markets LP	10/2/2014	1,282,374	—	1,282,374
	USD	16,190,474	EUR	11,908,000	Bank of America, N.A.	6/15/2015	507,574	—	507,574
	USD	9,237,189	EUR	6,799,000	Barclays Bank PLC Wholesale	6/15/2015	282,870	—	282,870
	USD	7,289,521	EUR	5,375,000	BNP Paribas SA	6/15/2015	210,618	—	210,618
	USD	10,886,788	EUR	7,964,000	Citibank N.A.	6/15/2015	398,157	—	398,157
	USD	13,309,555	EUR	9,806,000	Credit Suisse International	6/15/2015	395,000	—	395,000
	USD	10,030,252	EUR	7,500,000	Bank of America, N.A.	8/7/2015	145,239	—	145,239
	USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	13,950	—	13,950
	USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	1,112,494	—	1,112,494

312

DERIVATIVE INSTRUMENTS, CONTINUED

									NET
						CONTRACTUAL			UNREALIZED
						SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Total Return Fund, continued

	USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	$412,908	—	$412,908
	USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	307,474	—	307,474
	USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	327,420	—	327,420
	USD	16,345,321	GBP	9,738,000	Barclays Bank PLC Wholesale	9/11/2014	179,787	—	179,787
	USD	200,368	JPY	20,500,000	Goldman Sachs Capital
					Markets LP	9/3/2014	3,338	—	3,338
	USD	24,502,837	JPY	2,522,175,000	UBS AG	9/3/2014	261,643	—	261,643
	USD	22,544,753	JPY	2,346,875,000	Goldman Sachs Capital
					Markets LP	10/2/2014	—	($16,770)	(16,770)
	USD	2,300,000	JPY	233,406,760	Bank of America, N.A.	8/7/2015	48,017	—	48,017
	USD	8,713,000	JPY	888,451,540	HSBC Bank USA	8/7/2015	140,937	—	140,937
	USD	1,978,012	MXN	26,111,346	Goldman Sachs Capital
					Markets LP	11/13/2014	—	(9,927)	(9,927)
	USD	3,619,216	MXN	47,660,005	Goldman Sachs Capital
					Markets LP	12/11/2014	—	(3,087)	(3,087)
	USD	720,600	MXN	9,603,000	Citibank N.A.	12/18/2014	—	(8,926)	(8,926)
	USD	15,366,083	MXN	202,253,000	Credit Suisse International	12/18/2014	1,226	—	1,226
	USD	26,174,193	MXN	343,405,417	Deutsche Bank AG London	12/18/2014	86,198	—	86,198
	USD	3,157,263	MXN	41,518,012	Goldman Sachs Capital
					Markets LP	12/18/2014	3,202	—	3,202
	USD	16,159,201	MXN	212,550,056	JPMorgan Chase Bank N.A.	12/24/2014	18,370	—	18,370
	USD	26,561,706	MXN	351,997,458	BNP Paribas SA	1/22/2015	—	(118,480)	(118,480)
	USD	1,263,480	MXN	16,686,775	Goldman Sachs Capital
					Markets LP	1/22/2015	—	(1,320)	(1,320)
	USD	9,658,854	MXN	127,607,950	BNP Paribas SA	2/5/2015	—	(4,635)	(4,635)
	USD	19,240,392	MXN	254,213,680	Deutsche Bank AG London	2/5/2015	—	(10,690)	(10,690)
	USD	6,249,686	MXN	82,888,329	BNP Paribas SA	2/19/2015	—	(21,605)	(21,605)

							$14,417,227	($4,623,626)	$9,793,601

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2014, Global Bond Fund and Real Return Bond Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. Investment Quality Bond Fund used purchased options to manage duration of the fund. Health Sciences Fund used purchased options to manage against changes in securities markets and gain exposure to certain securities markets. Spectrum Income Fund used purchased options to manage against anticipated changes in currency exchange rate, manage duration of the fund and manage against anticipated interest rate changes. The following table summarizes the approximate range of market value of purchased options held by the funds during the year ended August 31, 2014, as measured at each quarter end. At August 31, 2014, Health Sciences Fund held no purchased options.

Fund	Market Value Range

Global Bond Fund	$316,900 to $1.3 million
Health Sciences Fund	up to $1,200
Investment Quality Bond Fund	up to $155,100
Real Return Bond Fund	$1,000 to $200,100
Spectrum Income Fund	up to $32,000

The following tables summarize the funds’ written options activities during the year ended August 31, 2014. In addition, the tables detail how the funds used written option contracts held during the year ended August 31, 2014.

313

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF
	CONTRACTS/NOTIONAL	PREMIUMS RECEIVED

Capital Appreciation Value Fund
Outstanding, beginning of period	22,184	$4,400,513
Options written	21,400	5,016,509
Option closed	(9,272)	(2,039,214)
Options exercised	(16,945)	(3,351,899)
Options expired	(1,736)	(290,579)
Outstanding, end of period	15,631	$3,735,330

Global Bond Fund
Outstanding, beginning of period	102,400,142	$1,075,276
Options written	376,356,441	4,234,776
Option closed	(22,465,990)	(144,449)
Options exercised	(71,406,963)	(1,072,196)
Options expired	(261,483,227)	(1,651,450)
Outstanding, end of period	123,400,403	$2,441,957

Health Sciences Fund
Outstanding, beginning of period	2,930	$2,142,957
Options written	2,340	1,130,140
Option closed	(869)	(630,308)
Options exercised	(773)	(276,901)
Options expired	(3,010)	(1,939,393)
Outstanding, end of period	618	$426,495

Real Return Bond Fund
Outstanding, beginning of period	153,600,000	$1,214,103
Options written	228,665,708	1,231,339
Option closed	(35,599,990)	(147,605)
Options exercised	(40,200,275)	(270,881)
Options expired	(231,955,334)	(1,517,934)
Outstanding, end of period	74,510,109	$509,022

Total Return Fund
Outstanding, beginning of period	650,600,000	$2,046,320
Options written	1,292,600,392	6,230,794
Option closed	(22,600,038)	(102,721)
Options exercised	(305,700,067)	(979,811)
Options expired	(1,094,900,287)	(4,105,973)
Outstanding, end of period	520,000,000	$3,088,609

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	AutoZone, Inc.	$600.00	Sep 2014	4	$4,188	($100)
	AutoZone, Inc.	600.00	Jan 2015	4	7,468	(1,600)
	AutoZone, Inc.	570.00	Jan 2015	4	11,508	(4,100)
	AutoZone, Inc.	570.00	Sep 2014	4	7,628	(140)
	JPMorgan Chase & Company	70.00	Jan 2015	1,257	122,015	(15,713)
	JPMorgan Chase & Company	60.00	Sep 2014	80	20,000	(3,840)
	JPMorgan Chase & Company	65.00	Sep 2014	80	7,440	(80)
	JPMorgan Chase & Company	65.00	Jan 2015	80	14,240	(4,440)
	JPMorgan Chase & Company	60.00	Jan 2015	80	28,160	(16,760)
	Philip Morris International, Inc.	95.00	Jan 2015	157	39,877	(2,983)
	Philip Morris International, Inc.	97.50	Jan 2015	421	95,531	(5,052)
	Texas Instruments, Inc.	48.00	Oct 2014	103	14,420	(12,257)
	Texas Instruments, Inc.	50.00	Jan 2015	206	25,171	(23,999)
	Texas Instruments, Inc.	50.00	Oct 2014	692	83,871	(4,069)
	The Boeing Company	140.00	Jan 2015	72	42,623	(7,992)
	The Boeing Company	135.00	Jan 2015	72	55,583	(15,120)
	The Procter & Gamble Company	85.00	Jan 2015	1,002	244,749	(138,276)
	United Technologies Corp.	130.00	Jan 2015	40	10,840	(380)
	United Technologies Corp.	125.00	Jan 2015	40	16,880	(920)
					$852,192	($257,821)

314

DERIVATIVE INSTRUMENTS, CONTINUED

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.
		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Allergan, Inc.	$150.00	Sep 2014	42	$15,414	($61,950)
	Cooper, Inc.	170.00	Sep 2014	2	594	(470)
	Gilead Sciences, Inc.	105.00	Jan 2015	63	31,448	(62,685)
	Gilead Sciences, Inc.	110.00	Jan 2015	95	33,083	(72,200)
	Intercept Pharmaceuticals, Inc.	330.00	Nov 2014	32	84,699	(71,360)
	Intercept Pharmaceuticals, Inc.	350.00	Nov 2014	19	41,325	(32,300)
	Intermune, Inc.	50.00	Jan 2015	108	37,795	(255,150)
	Intermune, Inc.	55.00	Jan 2015	101	30,097	(186,850)
	Pharmacyclics, Inc.	140.00	Nov 2014	74	33,080	(39,960)
Health Sciences Fund,
continued	CALLS

	Puma Biotechnology, Inc.	$350.00	Jan 2015	19	$34,078	($26,315)
	Puma Biotechnology, Inc.	330.00	Jan 2015	31	69,759	(55,025)
	Vertex Pharmaceuticals, Inc.	105.00	Oct 2014	32	15,123	(2,480)
					$426,495	($866,745)

Over the Counter Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

			EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	COUNTERPARTY	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	Allergan, Inc.	Citigroup Global Markets, Inc.	$170.00	Jan 2015	294	$295,319	($252,836)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2015	93	38,260	(86,955)
	Anadarko Petroleum Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2015	56	15,977	(39,480)
	Apache Corp.	Morgan Stanley Company, Inc.	97.50	Jan 2015	94	38,540	(72,850)
	Apache Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2015	293	89,569	(276,153)
	Apache Corp.	Morgan Stanley Company, Inc.	105.00	Jan 2015	94	22,090	(38,070)
	Apache Corp.	Morgan Stanley Company, Inc.	100.00	Jan 2015	188	63,356	(118,440)
	Apache Corp.	Morgan Stanley Company, Inc.	92.50	Jan 2015	217	67,043	(244,125)
	Apache Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2015	109	43,753	(144,698)
	CVS Health Corp.	Morgan Stanley Company, Inc.	77.50	Jan 2015	63	18,952	(25,358)
	CVS Health Corp.	Morgan Stanley Company, Inc.	80.00	Jan 2015	63	14,218	(16,475)
	Danaher Corp.	J.P. Morgan Clearing Corp.	80.00	Sep 2014	61	17,717	(915)
	Danaher Corp.	J.P. Morgan Clearing Corp.	85.00	Sep 2014	61	8,180	(305)
	Danaher Corp.	J.P. Morgan Clearing Corp.	90.00	Jan 2015	210	43,470	(4,725)
	Danaher Corp.	J.P. Morgan Clearing Corp.	80.00	Jan 2015	61	25,667	(11,590)
	Danaher Corp.	J.P. Morgan Clearing Corp.	85.00	Jan 2015	61	14,925	(3,965)
	Duke Energy Corp.	Citigroup Global Markets, Inc.	75.00	Jan 2016	685	197,680	(236,325)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,280.00	Sep 2014	4	22,828	(430)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,330.00	Sep 2014	4	15,988	(390)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,280.00	Jan 2015	4	31,947	(6,100)
	Google, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	1,330.00	Jan 2015	4	24,388	(3,420)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Oct 2014	46	10,624	(5,589)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Oct 2014	46	6,865	(1,518)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	52.50	Jan 2015	46	13,703	(10,511)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Jan 2015	46	9,712	(5,658)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	55.00	Jan 2015	544	123,336	(66,912)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	530	132,996	(157,145)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	35.00	Jan 2015	316	19,564	(16)
	Pfizer, Inc.	Citigroup Global Markets, Inc.	32.00	Jan 2015	316	46,566	(7,584)
	State Street Corp.	Morgan Stanley Company, Inc.	70.00	Jan 2015	70	30,489	(29,925)
	State Street Corp.	Morgan Stanley Company, Inc.	72.50	Jan 2015	70	23,692	(20,055)
	TD Ameritrade Holding Corp.	J.P. Morgan Clearing Corp.	33.00	Jan 2015	2,135	341,700	(373,625)
	TE Connectivity, Ltd.	J.P. Morgan Clearing Corp.	65.00	Oct 2014	78	10,038	(3,705)
	Texas Instruments, Inc.	Goldman Sachs & Company	50.00	Oct 2014	103	8,858	(27,334)
	Texas Instruments, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2015	1,805	361,388	(717,488)
	Texas Instruments, Inc.	Goldman Sachs & Company	50.00	Jan 2015	692	115,814	(80,618)
	The Boeing Company	Citigroup Global Markets, Inc.	145.00	Jan 2015	138	67,038	(7,797)
	The Boeing Company	Citigroup Global Markets, Inc.	150.00	Jan 2015	137	51,967	(4,247)
	The Boeing Company	Citigroup Global Markets, Inc.	155.00	Jan 2015	137	39,709	(2,535)
	The Procter & Gamble Company	J.P. Morgan Clearing Corp.	85.00	Jan 2015	349	60,503	(48,162)
	TRW Automotive Holdings Corp.	J.P. Morgan Clearing Corp.	90.00	Oct 2014	28	10,310	(24,780)

315

DERIVATIVE INSTRUMENTS, CONTINUED

			EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	COUNTERPARTY	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund, continued	CALLS

	TRW Automotive Holdings Corp.	J.P. Morgan Clearing Corp.	$95.00	Oct 2014	28	$6,550	($13,020)
	United Technologies Corp.	Citigroup Global Markets, Inc.	120.00	Jan 2015	427	166,113	(24,339)
	United Technologies Corp.	Citigroup Global Markets, Inc.	125.00	Jan 2015	427	115,736	(9,821)

						$2,883,138	($3,225,989)

Options on Exchange-Traded Future Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

		EXERCISE	EXPIRATION		NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Global Bond Fund	CALLS

	3-Month Euribor	99.50	Dec 2014	EUR	71	$46,788	($85,128)
	Euro BUND	151.00	Sep 2014	EUR	55	9,859	(16,621)

						$56,647	($101,749)

	PUTS

	3-Month Euribor	99.50	Dec 2014	EUR	71	$60,421	—
	Euro BUND	147.00	Sep 2014	EUR	55	11,570	($6,504)
	Euro BUND	147.50	Sep 2014	EUR	46	16,018	(8,462)
	Euro BUND	148.00	Sep 2014	EUR	63	34,399	(17,384)
	Euro BUND	148.50	Sep 2014	EUR	42	20,458	(17,659)
						$142,866	($50,009)

Real Return Bond Fund

The fund used written options to manage against interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.
		EXERCISE	EXPIRATION		NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE		CONTRACTS	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	Euro BUND	150.00	Sep 2014	EUR	109	$39,455	($77,339)
						$39,455	($77,339)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
			EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	DESCRIPTION	COUNTERPARTY	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Trust	CALLS

	Australian Dollar versus U.S. Dollar	Bank of America N.A.	$0.945	Nov 2014	AUD	1,700,000	$8,018	($8,018)
	Australian Dollar versus U.S. Dollar	UBS AG	0.945	Nov 2014	AUD	3,100,000	12,189	(14,829)
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	2.42	Sep 2014	USD	2,100,000	15,330	(634)
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	2.64	Jun 2015	USD	2,000,000	55,800	(37,836)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.39	Sep 2014	USD	2,400,000	14,400	(22)
	U.S. Dollar versus Brazilian Real	BNP Paribas	2.70	May 2015	USD	3,000,000	75,000	(43,365)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	2.60	Mar 2015	USD	2,000,000	35,800	(20,662)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	2.74	Jun 2015	USD	2,900,000	65,250	(39,231)
	U.S. Dollar versus Brazilian Real	Deutche Bank AG	2.40	Sep 2014	USD	2,300,000	15,985	(874)
	U.S. Dollar versus Brazilian Real	Mitsubishi Trust & Bank – Tokyo	2.65	Jun 2015	USD	9,900,000	295,020	(177,578)
	U.S. Dollar versus Brazilian Real	UBS AG	2.64	Jun 2015	USD	3,300,000	90,173	(64,343)
	U.S. Dollar versus Mexican Peso	Citibank N.A.	13.43	Sep 2014	USD	1,400,000	4,508	(274)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA, N.A.	13.45	Sep 2014	USD	2,800,000	9,800	(445)

							$697,273	($408,111)
	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$80.00	Feb 2019	USD	2,500,000	$123,704	($93,020)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	4,400,000	242,590	(161,537)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	91.00	Feb 2016	USD	2,200,000	52,448	(22,266)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	93.00	Apr 2016	USD	1,400,000	33,625	(21,323)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	4,600,000	138,953	(84,585)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	700,000	20,524	(12,872)
	U.S. Dollar versus Japanese Yen	Deutche Bank AG	92.00	May 2016	USD	3,000,000	70,140	(44,283)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	91.00	Feb 2016	USD	5,600,000	141,763	(56,678)
							$823,747	($496,564)

316

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund
The fund used written options to manage against anticpated changes in currency exchange rates and gain exposure to foreign currencies.
			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund

	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	$2.68	Jul 2015	USD	1,610,000	$38,366	($31,245)
							$38,366	($31,245)
Total Return Fund
The fund used written options to manage against anticipated currency exchange rate changes, maintain diversity and liquidity, gain exposure to foreign currency and as a substitute for securities purchased.
			EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	PUTS

	U.S. Dollar versus Japanese Yen	Bank of America N.A.	97.00	Nov 2014	USD	3,900,000	$5,382	($1,400)
	U.S. Dollar versus Japanese Yen	Barclays Capital	97.00	Nov 2014	USD	2,400,000	3,000	(862)
	U.S. Dollar versus Japanese Yen	UBS Securities LLC	98.00	Nov 2014	USD	2,300,000	4,830	(1,442)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	1,200,000	67,020	(44,056)
							$80,232	($47,760)
Interest Rate Swaptions
An interest rate swaption is an option to enter into an interest rate swap.
Global Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	PUTS

	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	$399,000	($270,677)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(167,562)
									$644,040	($438,239)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.
				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	CALLS

	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.20%	Nov 2014	USD	6,200,000	$16,585	($22,164)

									$16,585	($22,164)

	PUTS

	5-Year Interest Rate Swap	Goldman Sachs Capital	6-Month EURIBOR	Receive	1.235%	Nov 2014	EUR	13,800,000	$96,003	($254)
		Markets, L.P.
									$96,003	($254)

Total Return Fund

The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets.
				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	CALLS

	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	1.20%	Jan 2015	EUR	3,000,000	$16,229	($55,981)
	10-Year Interest Rate Swap	Morgan Stanley Company,	3-Month USD LIBOR	Receive	2.55%	Sep 2014	USD	7,400,000	30,340	(37,420)
		Inc.
	10-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.55%	Sep 2014	USD	7,600,000	30,590	(38,432)
	10-Year Interest Rate Swap	Morgan Stanley Company,	3-Month USD LIBOR	Receive	2.55%	Oct 2014	USD	42,600,000	161,880	(365,989)
		Inc.
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.65%	Nov 2014	USD	51,000,000	81,600	(77,765)
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.70%	Dec 2014	USD	9,200,000	19,320	(21,274)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.70%	Nov 2014	USD	13,700,000	26,030	(29,113)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.56%	Sep 2014	USD	26,500,000	47,700	(3)
									$413,689	($625,977)

317

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,	PUTS
continued

	10-Year Interest Rate Swap	Goldman Sachs Capital	3-Month EURIBOR	Receive	1.60%	Jan 2015	EUR	3,000,000	31,647	(8,469)
	10-Year Interest Rate Swap	Morgan Stanley Company,	3-Month USD LIBOR	Receive	2.80%	Feb 2015	USD	15,500,000	247,225	(161,016)
		Inc.
	10-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.80%	Nov 2014	USD	51,000,000	246,075	(195,050)
	10-Year Interest Rate Swap	Morgan Stanley Company,	3-Month USD LIBOR	Receive	2.85%	Nov 2014	USD	100,500,000	649,951	(298,725)
		Inc.
	10-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.85%	Nov 2014	USD	51,000,000	280,500	(151,591)
	10-Year Interest Rate Swap	Morgan Stanley Company,	3-Month USD LIBOR	Receive	2.95%	Oct 2014	USD	42,600,000	197,025	(17,968)
		Inc.
	10-Year Interest Rate Swap	The Royal Bank of	3-Month USD LIBOR	Receive	3.03%	Sep 2014	USD	15,000,000	263,250	(2)
		Scotland
	5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.05%	Dec 2014	USD	9,200,000	41,492	(37,382)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	2.05%	Nov 2014	USD	13,700,000	46,923	(43,221)
	5-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.86%	Sep 2014	USD	26,500,000	389,550	(1,593)
									$2,393,638	($915,017)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	PUTS

	5-Year Credit Default Swap	BNP Paribas	CDX	Sell	0.90%	Sep 2014	EUR	4,400,000	$12,165	($88)
			ITRAXX.MAIN21
	5-Year Credit Default Swap	Goldman Sachs	CDX	Sell	0.85%	Dec 2014	EUR	7,900,000	21,997	(12,573)
		Capital Markets, L.P.	ITRAXX.MAIN21
	5-Year Credit Default Swap	Goldman Sachs	CDX	Sell	0.95%	Dec 2014	EUR	7,700,000	14,523	(7,699)
		Capital Markets, L.P.	ITRAXX.MAIN21
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX	Sell	0.95%	Dec 2014	EUR	1,700,000	2,989	(1,700)
			ITRAXX.MAIN21
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX IG22	Sell	0.90%	Dec 2014	USD	2,700,000	3,780	(1,476)
									$55,454	($23,536)

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	PUTS

	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG22	Sell	0.95%	Dec 2014	USD	$300,000	$548	($120)
	5-Year Credit Default Swap	BNP Paribas	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	1,900,000	6,461	(4)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	0.95%	Dec 2014	USD	700,000	1,426	(280)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG22	Sell	1.00%	Dec 2014	USD	300,000	591	(86)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	1,700,000	5,648	(19)
	5-Year Credit Default Swap	Citibank N.A.	ITRAXX.MAIN21	Sell	1.00%	Sep 2014	EUR	400,000	1,234	(3)
	5-Year Credit Default Swap	Goldman Sachs	ITRAXX.MAIN21	Sell	0.85%	Dec 2014	EUR	1,500,000	4,196	(2,387)
		International
	5-Year Credit Default Swap	Goldman Sachs	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	900,000	2,734	(10)
		International
	5-Year Credit Default Swap	Goldman Sachs	ITRAXX.MAIN21	Sell	0.95%	Dec 2014	EUR	4,200,000	8,018	(4,200)
		International
	5-Year Credit Default Swap	Goldman Sachs	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	600,000	2,103	(1)
		International
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.85%	Dec 2014	USD	2,800,000	3,220	(1,958)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.90%	Dec 2014	USD	2,800,000	4,540	(1,530)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.IG22	Sell	0.95%	Dec 2014	USD	1,100,000	1,943	(440)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.95%	Sep 2014	EUR	1,700,000	5,652	(19)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	0.95%	Dec 2014	EUR	300,000	528	(300)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.MAIN21	Sell	1.10%	Sep 2014	EUR	700,000	2,579	(2)
									$51,421	($11,359)

318

DERIVATIVE INSTRUMENTS, CONTINUED

Inflation Floors (OTC)
Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate
(based on the Consumer Price Index or other designated measure), or “floor”.
Global Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a subsitute for securities purchased.
					EXPIRATION
FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	DATE		NOTIONAL AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor-OTC	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	$1,700,000	$21,930	($435)
	CPURNSA Index			(Index Final/Index Initial)) or $0

								$21,930	($435)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.
					EXPIRATION
FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	DATE		NOTIONAL AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor-OTC	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	$23,900,000	$213,520	($4,784)
	CPURNSA Index			(Index Final/Index Initial)) or $0
	Floor-OTC	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)[10] –	Jan 2018	USD	900,000	8,730	(1,576)
	CPURNSA Index			(Index Final/Index Initial)) or $0

								$222,250	($6,360)

Total Return Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.
					EXPIRATION
FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	DATE		NOTIONAL AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor-OTC	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	$1,600,000	$12,000	($306)
	CPURNSA Index			(Index Final/Index Initial)) or $0
	Floor-OTC	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	4,500,000	38,060	(869)
	CPURNSA Index			(Index Final/Index Initial)) or $0
	Floor-OTC	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	11,000,000	98,100	(2,202)
	CPURNSA Index			(Index Final/Index Initial)) or $0
	Floor-OTC	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	4,100,000	52,890	(1,049)
	CPURNSA Index			(Index Final/Index Initial)) or $0

								$201,050	($4,426)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap”.

Real Return Bond Fund

The fund used inflation capped options to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

			INITIAL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	233.9	Maximum of ((1+0.0%)[10] –	Apr 2024	USD	$5,700,000	$41,467	($28,948)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	JPMorgan Chase Bank	234.8	Maximum of ((1+0.0%)[10] –	May 2024	USD	500,000	3,475	(2,116)
				(Index Final/Index Initial)) or $0

								$44,942	($31,064)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

319

DERIVATIVE INSTRUMENTS, CONTINUED

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at August 31, 2014, and the range of notional contract amounts held by the funds during the year ended August 31, 2014. In addition, the tables detail how the funds used interest rate swap contracts during the year ended August 31, 2014.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the year ended August 31, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $118.5 million to $426.7 million, as measured at each quarter end.

				USD	PAYMENTS	PAYMENTS		UNAMORTIZED	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	PAYMENT	(DEPRECIATION)	VALUE

Global Bond Fund
	Barclays Bank	8,200,000	MXN	$634,528	MXN-TIIE-Banxico	Fixed 7.14%	Apr 2034	—	$34,018	$34,018
	BNP Paribas SA	24,912,888	BRL	15,463,918	BRL-Interbank-Deposit-	Fixed 10.91%	Jan 2017	($46,785)	146,250	99,465
					Rate-Annualized
	Credit Suisse International	774,129	BRL	478,188	BRL-Interbank-Deposit-	Fixed 10.91%	Jan 2017	(1,356)	4,447	3,091
					Rate-Annualized
	Deutsche Bank AG	7,800,000	MXN	599,021	MXN-TIIE-Banxico	Fixed 6.60%	May 2029	(6,235)	16,128	9,893
	Deutsche Bank AG	9,000,000	MXN	694,578	MXN-TIIE-Banxico	Fixed 7.38%	Feb 2029	40,939	23,705	64,644
	Goldman Sachs Bank USA	32,935,683	BRL	20,389,291	BRL-Interbank-Deposit-	Fixed 10.91%	Jan 2017	(71,995)	203,491	131,496
					Rate-Annualized
	Goldman Sachs Bank USA	9,000,000	MXN	693,308	MXN-TIIE-Banxico	Fixed 6.98%	May 2034	—	24,962	24,962
	Goldman Sachs Bank USA	6,500,000	MXN	502,561	MXN-TIIE-Banxico	Fixed 7.15%	Apr 2034	—	27,475	27,475
	HSBC Bank	6,000,000	MXN	463,052	MXN-TIIE-Banxico	Fixed 7.38%	Feb 2029	28,839	14,257	43,096
	UBS AG	21,534,870	BRL	13,360,695	BRL-Interbank-Deposit-	Fixed 10.91%	Jan 2017	(37,378)	123,356	85,978
					Rate-Annualized
	UBS AG	70,000,000	MXN	5,300,306	MXN-TIIE-Banxico	Fixed 5.61%	Jul 2021	(39,138)	62,060	22,922
	Exchange Cleared Swaps

		2,900,000	EUR	4,037,795	Fixed 2.75%	EUR-EURIBOR-Reuters	Sep 2044	(303,222)	(626,255)	(929,477)
		59,200,000	GBP	100,426,713	Fixed 1.75%	GBP-LIBOR-BBA	Dec 2016	191,295	(414,235)	(222,940)
		900,000	GBP	1,497,375	Fixed 3.50%	GBP-LIBOR-BBA	Sep 2044	(22,035)	(211,362)	(233,397)
		3,910,000,000	JPY	38,584,965	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(148,106)	1,592,184	1,444,078
		85,300,000	MXN	6,588,795	MXN-TIIE-Banxico	Fixed 5.61%	Jul 2021	33,445	(5,408)	28,037
		5,900,000	USD	5,900,000	Fixed 0.75%	USD-LIBOR-BBA	Dec 2016	16,179	5,017	21,196
		100,500,000	USD	100,500,000	Fixed 1.00%	USD-LIBOR-BBA	Sep 2016	(456,270)	(58,893)	(515,163)
		33,300,000	USD	33,300,000	Fixed 1.25%	USD-LIBOR-BBA	Jun 2017	87,701	(4,727)	82,974
		43,000,000	USD	43,000,000	Fixed 2.50%	USD-LIBOR-BBA	Jun 2021	(213,450)	(1,067,084)	(1,280,534)
		6,600,000	USD	6,600,000	Fixed 3.00%	USD-LIBOR-BBA	Dec 2024	(70,415)	(171,026)	(241,441)
		24,300,000	USD	24,300,000	USD-LIBOR-BBA	Fixed 3.00%	Jun 2023	(1,358,516)	1,187,322	(171,194)
		3,400,000	USD	3,400,000	USD-LIBOR-BBA	Fixed 4.50%	Jun 2024	(18,180)	194,123	175,943

				$426,715,089				($2,394,683)	$1,099,805	($1,294,878)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes. During the year ended August 31, 2014, the fund held interest rate swaps with total USD notional amounts ranging up to approximately $3.4 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($486,436)	($486,436)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	(72,652)	(72,652)

				$3,405,000				—	($559,088)	($559,088)
Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticpated interest rate changes and substitute for securities purchased. During the year ended
August 31, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $77.5 million to $103.6 million, as measured at each quarter end.
								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays	300,000	AUD	$269,685	AUD-BBR-BBSW	Fixed 4.00%	Jun 2019	$277	$11,003	$11,280
	Deutsche Bank	1,100,000	AUD	993,190	AUD-BBR-BBSW	Fixed 4.00%	Jun 2019	1,202	40,157	41,359

320

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund, continued
	Morgan Stanley Capital Services, Inc.	11,963,816	BRL	7,722,008	BRL-Interbank-Deposit-	Fixed	Jan 2017	(7,916)	55,682	47,766
					Rate-Annualized	10.91%
	UBS AG	40,245,022	BRL	25,204,033	BRL-Interbank-Deposit-	Fixed 8.15%	Jan 2017	(52,089)	(1,424,067)	(1,476,156)
					Rate-Annualized
	Exchange Cleared Swaps

		1,140,000,000	JPY	11,551,936	Fixed 1.00%	JPY-LIBOR-	Sep 2023	(79,170)	(416,902)	(496,072)
						BBA
		500,000	EUR	683,675	Fixed 2.00%	EUR-	Jan 2024	(3,841)	(62,713)	(66,554)
						EURIBOR-
						Reuters
		9,600,000	USD	9,600,000	Fixed 2.75%	3 Month	Jun 2043	546,026	2,670	548,696
						LIBOR
		8,800,000	USD	8,800,000	Fixed 3.50%	3 Month	Dec 2043	330,753	(1,173,622)	(842,869)
						LIBOR
		2,300,000	USD	2,300,000	Fixed 3.75%	USD-LIBOR-	Jun 2044	(131,646)	(208,950)	(340,596)
						BBA
		3,500,000	EUR	4,796,335	Fixed 2.75%	EUR-	Sep 2044	(424,533)	(697,250)	(1,121,783)
						EURIBOR-
						Reuters
		8,200,000	USD	8,200,000	Fixed 3.50%	USD-LIBOR-	Dec 2044	(314,565)	(343,200)	(657,765)
						BBA
		2,800,000	EUR	3,743,110	Fixed 2.00%	EUR-	Mar 2045	3,431	(187,172)	(183,741)
						EURIBOR-
						Reuters

				$83,863,972				($132,071)	($4,404,364)	($4,536,435)
Total Return Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. During the year ended August 31, 2014, the fund held interest rate swaps with total USD notional amounts ranging from approximately $480 million to $1.1 billion, as measured at each quarter end.

								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	12,000,000	MXN	$897,263	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	($2,800)	$36,050	$33,250
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.60%	Sep 2016	1,975	24,985	26,960
	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2017	(5,357)	149,406	144,049
	Barclays Bank PLC	3,300,000	MXN	255,989	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(8,330)	6,691	(1,639)
	Barclays Bank PLC	7,600,000	MXN	589,456	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(11,636)	18,265	6,629
	BNP Paribas	3,700,000	MXN	291,440	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(4,191)	2,354	(1,837)
	Deutsche Bank AG	7,500,000	MXN	587,811	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(11,144)	7,420	(3,724)
	Deutsche Bank AG	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,996)	34,475	30,479
	Deutsche Bank AG	15,900,000	MXN	1,225,575	MXN-TIIE-Banxico	Fixed 7.02%	Jun 2034	11,635	35,319	46,954
	Deutsche Bank AG	20,000,000	MXN	1,541,426	MXN-TIIE-Banxico	Fixed 6.81%	Jun 2034	2,198	22,565	24,763
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(16,905)	13,032	(3,873)
	Goldman Sachs	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(2,777)	33,256	30,479
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.60%	Sep 2016	19,775	268,884	288,659
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2017	(6,161)	166,627	160,466
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(25,323)	54,352	29,029
	HSBC Bank USA	9,400,000	MXN	740,459	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(13,652)	8,984	(4,668)
	HSBC Bank USA	70,000,000	MXN	5,429,197	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(85,173)	162,884	77,711
	Hsbc Bank Usa	157,400,000	MXN	12,031,110	MXN-TIIE-Banxico	Fixed 6.57%	Apr 2024	—	557,075	557,075
	JPMorgan Chase Bank, N.A.	8,100,000	MXN	610,305	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	(33,780)	40,846	7,066
	JPMorgan Chase Bank, N.A.	11,000,000	MXN	822,491	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,265)	33,744	30,479
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.60%	Sep 2016	769	23,467	24,236
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.35%	Jun 2021	63,215	183,014	246,229
	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2017	(1,893)	41,612	39,719
	Morgan Stanley Capital Services, Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(44,498)	2,921	(41,577)
	Morgan Stanley Capital Services, Inc.	46,000,000	MXN	3,567,758	MXN-TIIE-Banxico	Fixed 5.00%	Jun 2018	(56,840)	107,908	51,068
	Societe Generale	22,000,000	MXN	1,644,983	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	(3,236)	64,194	60,958

321

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Exchange Cleared Swaps

		102,500,000	USD	102,500,000	Fixed 2.75%	3 Month	Jun 2043	7,100,459	(1,241,986)	5,858,473
						LIBOR
		104,100,000	USD	104,100,000	Federal Fund Effective	Fixed 1.00%	Oct 2017	(122,697)	(822,760)	(945,457)
					Rate US
		34,900,000	USD	34,900,000	Fixed 3.50%	3 Month	Dec 2043	1,677,948	(5,020,688)	(3,342,740)
						LIBOR
		125,600,000	USD	125,600,000	USD-LIBOR-BBA	Fixed 3.00%	Sep 2017	1,495,015	(372,905)	1,122,110
		13,900,000	USD	13,900,000	USD-LIBOR-BBA	Fixed 4.00%	Jun 2024	229,012	192,344	421,356
		8,700,000	MXN	663,603	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(23,642)	12,940	(10,702)
		60,400,000	MXN	4,655,644	MXN-TIIE-Banxico	Fixed 7.02%	Jun 2034	21,263	157,057	178,320
		300,000,000	MXN	23,141,210	MXN-TIIE-Banxico	Fixed 6.81%	Jun 2034	145,422	226,369	371,791
		7,500,000	USD	7,500,000	USD-LIBOR-BBA	Fixed 2.55%	Sep 2024	18,450	16,990	35,440

				$479,977,610				$10,299,840	($4,752,309)	$5,547,531

The following are abbreviations for the table above:
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dealer Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held at August 31, 2014, and the range of notional contracts amounts held by the fund during the year ended August 31, 2014. In addition, the tables detail how the funds used currency swap contracts during the year ended August 31, 2014.

Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. During the year ended August 31, 2014, the fund held currency swaps with total USD notional amounts ranging up to approximately $27.4 million, as a measured at each quarter end.

					NOTIONAL		NOTIONAL	UNAMORTIZED
					AMOUNT OF		AMOUNT OF	UPFRONT	UNREALIZED
				MATURITY	CURRENCY		CURRENCY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	PAY	RECEIVE	DATE*	RECEIVED		DELIVERED	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A	Floating rate equal to	Floating rate equal to	Dec 2019	$2,600,000	EUR	3,425,500	$2,341	$8,089	$10,430
		3 Month USD-LIBOR	3 Month EUR-LIBOR
		based on the notional	less 0.100% based on
		amount of currency	the notional amount
		delivered	of the currency
received
	BNP Paribas	Floating rate equal to	Floating rate equal to	Dec 2019	11,500,000	EUR	15,164,763	(54,338)	—	(54,338)
		3 Month USD-LIBOR	3 Month EUR-LIBOR
		based on the notional	less 0.100% based on
		amount of currency	the notional amount
		delivered	of the currency
received
	Citi Bank N.A.	Floating rate equal to	Floating rate equal to	Dec 2019	10,300,000	EUR	13,570,250	9,272	32,046	41,318
		3 Month USD-LIBOR	3 Month EUR-LIBOR
		based on the notional	less 0.100% based on
		amount of currency	the notional amount
		delivered	of the currency
received
	Goldman Sachs	Floating rate equal to	Floating rate equal to	Dec 2019	3,000,000	EUR	3,953,100	(11,250)	22,685	11,435
	International	3 Month USD-LIBOR	3 Month EUR-LIBOR
		based on the notional	less 0.100% based on
		amount of currency	the notional amount
		delivered	of the currency
received

					$27,400,000			($53,975)	$62,820	$8,845
* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

322

DERIVATIVE INSTRUMENTS, CONTINUED

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at August 31, 2014, and the range of notional contract amounts held by the funds during year ended August 31, 2014. In addition, the tables detail how the funds used credit default swap contracts as buyer of protection during the year ended August 31, 2014.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $2.7 million to $16.7 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond
	Bank of America N.A.	Intuit Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($52,789)	($52,789)
	Citi Bank N.A.	Russian Federation	600,000	USD	600,000	(1.000)%	Sep 2019	$35,400	(28,407)	6,993
	JPMorgan Chase Bank	Russian Federation	100,000	USD	100,000	(1.000)%	Sep 2019	6,032	35,929	41,961

					$2,700,000			$41,432	($45,267)	($3,835)

High Yield Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging up to $41.4 million, as measured at each quarter end.

							UNAMORTIZED
					(PAY)/		UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
Exchange Cleared Swaps

	MARKIT CDX.NA.HY.22	19,740,600	USD	$19,740,600	(5.000)%	Jun 2019	($1,440,624)	($349,385)	($1,790,009)

				$19,740,600			($1,440,624)	($349,385)	($1,790,009)

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from $5.9 million to $54.5 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	CDX-EMS21V1-5Y	835,000.00	USD	$835,000	(5.000)%	Jun 2019	($83,826)	($3,585)	($87,411)
	Exchange Cleared Swaps

		CDX-NAHYS22V2-5Y	10,607,850.00	USD	10,607,850	(5.000)%	Jun 2019	(817,668)	(144,215)	(961,883)
		ITRAXX-XOVERS21V1-5Y	1,375,000.00	EUR	1,837,657	(5.000)%	Jun 2019	(197,168)	(25,333)	(222,501)

					$13,280,507			($1,098,662)	($173,133)	($1,271,795)

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $2.1 million to $4.6 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($829)	($1,618)	($2,447)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(16,457)	(16,457)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(42,723)	(42,723)

					$2,095,000			($829)	($60,798)	($61,627)

Spectrum Income Fund

The fund used credit default swaps to manage against potential credit events. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $99.2 thousand to $638.0 thousand, as measured at each quarter end.

323

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
						(PAY)/		UPFRONT
					USD	RECEIVED		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($577)	($1,291)	($1,868)
	JPMorgan Chase Bank, N.A.	People’s Republic of China	100,000	USD	100,000	(1.000)%	Jun 2019	(1,198)	(606)	(1,804)

								($1,775)	($1,897)	($3,672)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at August 31, 2014, and range of notional contract amounts held by the funds during year ended August 31, 2014. In addition, the tables detail how the funds used credit default swap contracts as seller of protection during the year ended August 31, 2014.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $13.3 million to $61.7 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Japan	0.25%	5,400,000.00	USD	$5,400,000	1.000%	Jun 2018	$76,779	$85,932	$162,711
	Bank of America N.A.	Republic of Italy	0.95%	100,000.00	USD	100,000	1.000%	Jun 2019	(1,976)	2,399	423
	Bank of America N.A.	Republic of Italy	0.98%	100,000.00	USD	100,000	1.000%	Sep 2019	238	63	301
	Barclays Bank	People’s Republic of China	0.61%	200,000.00	USD	200,000	1.000%	Mar 2019	(258)	4,117	3,859
	Barclays Bank	Republic of Italy	0.92%	3,300,000.00	USD	3,300,000	1.000%	Mar 2019	(54,654)	72,730	18,076
	BNP Paribas	Republic of Italy	0.98%	500,000.00	USD	500,000	1.000%	Sep 2019	832	671	1,503
	Citi Bank N.A.	Federative Republic of Brazil	1.17%	2,100,000.00	USD	2,100,000	1.000%	Mar 2019	(77,324)	66,330	(10,994)
	Citi Bank N.A.	Republic of Italy	0.98%	500,000.00	USD	500,000	1.000%	Sep 2019	1,191	312	1,503
	Deutsche Bank AG	Federative Republic of Brazil	1.26%	100,000.00	USD	100,000	1.000%	Sep 2019	(2,912)	1,854	(1,058)
	Deutsche Bank AG	Republic of Italy	0.92%	7,800,000.00	USD	7,800,000	1.000%	Mar 2019	(154,925)	197,650	42,725
	Deutsche Bank AG	Republic of Italy	0.98%	700,000.00	USD	700,000	1.000%	Sep 2019	1,331	773	2,104
	Goldman Sachs International	Japan	0.25%	5,400,000.00	USD	5,400,000	1.000%	Jun 2018	73,281	89,430	162,711
	Goldman Sachs International	United Mexican States	0.70%	600,000.00	USD	600,000	1.000%	Sep 2019	5,209	4,730	9,939
	HSBC Bank	Federative Republic of Brazil	1.26%	400,000.00	USD	400,000	1.000%	Sep 2019	(11,371)	7,140	(4,231)
	HSBC Bank	United Mexican States	0.70%	400,000.00	USD	400,000	1.000%	Sep 2019	3,376	3,250	6,626
	JPMorgan Chase Bank	Federative Republic of Brazil	1.17%	2,600,000.00	USD	2,600,000	1.000%	Mar 2019	(83,293)	69,499	(13,794)
	JPMorgan Chase Bank	People’s Republic of China	0.61%	900,000.00	USD	900,000	1.000%	Mar 2019	2,718	14,646	17,364
	Morgan Stanley Capital	Federative Republic of Brazil	1.17%	2,100,000.00	USD	2,100,000	1.000%	Mar 2019	(74,878)	63,737	(11,141)
	Services, Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	1.26%	1,300,000.00	USD	1,300,000	1.000%	Sep 2019	(37,208)	23,457	(13,751)
	Services, Inc.
	Morgan Stanley Capital	Japan	0.25%	2,500,000.00	USD	2,500,000	1.000%	Jun 2018	33,636	41,693	75,329
	Services, Inc.
	Morgan Stanley Capital	People’s Republic of China	0.61%	600,000.00	USD	600,000	1.000%	Mar 2019	776	10,757	11,533
	Services, Inc.
	Exchange Cleared
	Swaps

		CDX.NA.IG.22	0.57%	7,600,000.00	USD	7,600,000	1.000%	Jun 2019	122,797	44,353	167,150

						$45,200,000			($176,635)	$805,523	$628,888

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $565 thousand to $35.5 million, as measured at each quarter end.

324

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Exchange Cleared

		CDX-NAIGS22V1-5Y	Baa1	565,000.00	USD	$565,000	1.000%	Jun 2019	$10,780	$1,665	$12,445

						$565,000			$10,780	$1,665	$12,445

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit. During the year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $400.0 thousand to $39.0 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

	Real Return Bond Fund
	Bank of America	Federative Republic of Brazil	1.17%	100,000	USD	$100,000	1.000%	Mar 2019	($4,559)	$4,037	($522)
	Bank of America	Russian Federation	2.49%	100,000	USD	100,000	1.000%	Mar 2019	(7,619)	1,555	(6,064)
	Deutsche Bank	Federative Republic of Brazil	1.17%	1,900,000	USD	1,900,000	1.000%	Mar 2019	(85,087)	75,171	(9,916)
	Deutsche Bank	Republic of Italy	0.92%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(50,171)	67,699	17,528
	Goldman Sachs	Russian Federation	2.56%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(66,041)	(24,874)	(90,915)
	HSBC Bank USA	Russian Federation	2.49%	300,000	USD	300,000	1.000%	Mar 2019	(22,779)	4,569	(18,210)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A	0.83%	400,000	USD	400,000	1.000%	Sep 2015	(2,348)	3,873	1,525
		Petrobras
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.17%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(117,484)	103,915	(13,569)
	JPMorgan Chase Bank, N.A.	Russian Federation	2.56%	100,000	USD	100,000	1.000%	Sep 2019	(5,476)	(1,517)	(6,993)
	Morgan Stanley Capital	Hellenic Republic	3.33%	300,000	EUR	411,285	1.000%	Jun 2015	(10,373)	3,828	(6,545)
	Services, Inc.
	Exchange Cleared
	Swaps

		iTraxx Europe Series 21 Version 1	0.60%	7,200,000	EUR	9,925,436	1.000%	Jun 2019	134,806	63,636	198,442
		iTraxx Europe Series 21 Version 1	1.02%	4,100,000	EUR	5,692,033	1.000%	Jun 2024	(97,469)	97,666	197
		CDX.NA.IG.22	0.57%	13,000,000	USD	13,000,000	1.000%	Jun 2019	223,458	62,886	286,344

						$39,028,754			($111,142)	$462,444	$351,302

Spectrum Income Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During year ended August 31, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $280.0 thousand to $960.0 thousand, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

	Spectrum Income
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	2.12%	100,000	USD	$100,000	1.000%	Mar 2016	($3,848)	$2,317	($1,531)
	JPMorgan Chase Bank, N.A.	Humana, Inc.	0.46%	180,000	USD	180,000	4.000%	Dec 2018	958	3,516	4,474

						$280,000			($2,890)	$5,833	$2,943

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities pur-
chased. During the year ended August, 2014, the fund held credit default swaps with total USD notional amounts ranging from approximately $84.3 million to $170.2 million, as measured at each quarter end.

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

	Total Return Fund
	Bank of America N.A.	Berkshire Hathaway Inc.	0.08%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($3,416)	$16,347	$12,931
	Bank of America N.A.	People’s Republic Of China	0.06%	500,000	USD	500,000	1.000%	Jun 2015	1,349	3,505	4,854
	Bank of America N.A.	People’s Republic Of China	0.06%	1,500,000	USD	1,500,000	1.000%	Jun 2015	3,857	10,704	14,561
	Bank of America N.A.	United Mexican States	0.18%	500,000	USD	500,000	1.000%	Sep 2015	(193)	5,583	5,390
	Bank of America N.A.	Prudential Financial, Inc.	0.15%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(18,179)	50,025	31,846
	Bank of America N.A.	Metlife, Inc.	0.14%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(16,041)	38,804	22,763
	Bank of America N.A.	Republic of Indonesia	0.47%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(11,029)	34,288	23,259
	Bank of America N.A.	Citigroup Inc.	0.31%	1,800,000	USD	1,800,000	1.000%	Sep 2016	14,633	14,627	29,260
	Bank of America N.A.	Russian Federation	2.49%	3,700,000	USD	3,700,000	1.000%	Mar 2019	(247,159)	22,761	(224,398)
	Bank of America N.A.	Republic of Italy	0.50%	800,000	USD	800,000	1.000%	Sep 2016	7,821	2,103	9,924
	Barclays Bank PLC	Federative Republic of Brazil	0.38%	500,000	USD	500,000	1.000%	Jun 2015	(1,105)	4,666	3,561

325

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Barclays Bank PLC	General Electric Capital	0.31%	1,800,000	USD	1,800,000	1.000%	Sep 2016	$13,526	$15,976	$29,502
		Corporation
	Barclays Bank PLC	Republic of Italy	0.95%	1,300,000	USD	1,300,000	1.000%	Jun 2019	(8,170)	13,673	5,503
	Barclays Bank PLC	Republic of Italy	0.95%	1,200,000	USD	1,200,000	1.000%	Jun 2019	(7,006)	12,086	5,080
	Barclays Bank PLC	Russian Federation	2.56%	9,300,000	USD	9,300,000	1.000%	Sep 2019	(538,398)	(111,994)	(650,392)
	Barclays Bank PLC	Russian Federation	2.04%	1,100,000	USD	1,100,000	1.000%	Sep 2015	(13,398)	3,546	(9,852)
	Barclays Bank PLC	Republic of Italy	0.98%	200,000	USD	200,000	1.000%	Sep 2019	—	601	601
	BNP Paribas	United States of America	0.14%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(24,543)	39,091	14,548
	BNP Paribas	Republic of Italy	0.50%	1,000,000	USD	1,000,000	1.000%	Sep 2016	10,530	1,876	12,406
	Citibank N.A	United Mexican States	0.15%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(2,462)	9,254	6,792
	Citibank N.A	People’s Republic Of China	0.06%	400,000	USD	400,000	1.000%	Jun 2015	1,019	2,864	3,883
	Citibank N.A.	Federative Republic Of Brazil	0.39%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(3,270)	11,808	8,538
	Citibank N.A.	United Mexican States	0.18%	700,000	USD	700,000	1.000%	Sep 2015	(2,215)	9,761	7,546
	Citibank N.A.	Metlife, Inc.	0.14%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(23,590)	57,065	33,475
	Citibank N.A.	Russian Federation	2.49%	4,900,000	USD	4,900,000	1.000%	Mar 2019	(326,615)	29,102	(297,513)
	Citibank N.A.	Republic of Italy	0.63%	4,000,000	USD	4,000,000	1.000%	Jun 2017	21,577	27,311	48,888
	Citibank N.A.	Russian Federation	2.04%	5,000,000	USD	5,000,000	1.000%	Sep 2015	(55,646)	10,862	(44,784)
	Citibank N.A.	Open Joint Stock Company	2.65%	200,000	USD	200,000	1.000%	Mar 2015	(1,450)	15	(1,435)
		‘Oil Company Rosneft’
	Credit Suisse International	Federative Republic of Brazil	0.38%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(9,196)	39,817	30,621
	Credit Suisse International	Federative Republic of Brazil	0.39%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(4,842)	21,064	16,222
	Credit Suisse International	United Mexican States	0.58%	800,000	USD	800,000	1.000%	Dec 2018	(1,397)	17,165	15,768
	Deutsche Bank AG	United Mexican States	0.15%	700,000	USD	700,000	1.000%	Mar 2015	(1,724)	6,479	4,755
	Deutsche Bank AG	Federative Republic of Brazil	0.38%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(2,880)	14,986	12,106
	Deutsche Bank AG	Federative Republic of Brazil	0.38%	500,000	USD	500,000	1.000%	Jun 2015	(738)	4,299	3,561
	Deutsche Bank AG	General Electric Capital	0.26%	1,000,000	USD	1,000,000	1.000%	Sep 2015	6,463	3,471	9,934
		Corporation
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.16%	900,000	USD	900,000	1.000%	Sep 2016	9,541	7,888	17,429
	Deutsche Bank AG	JPMorgan Chase & Co.	0.25%	1,800,000	USD	1,800,000	1.000%	Sep 2016	15,743	15,812	31,555
	Deutsche Bank AG	Federative Republic of Brazil	1.17%	300,000	USD	300,000	1.000%	Mar 2019	(11,523)	9,957	(1,566)
	Deutsche Bank AG	Republic of Italy	0.95%	400,000	USD	400,000	1.000%	Jun 2019	(2,704)	4,397	1,693
	Deutsche Bank AG	United Mexican States	0.67%	4,000,000	USD	4,000,000	1.000%	Jun 2019	23,850	46,584	70,434
	Deutsche Bank AG	Republic of Italy	0.50%	3,800,000	USD	3,800,000	1.000%	Sep 2016	27,292	19,849	47,141
	Deutsche Bank AG	Republic of Italy	0.50%	2,500,000	USD	2,500,000	1.000%	Sep 2016	15,416	15,598	31,014
	Deutsche Bank AG	Russian Federation	2.04%	400,000	USD	400,000	1.000%	Sep 2015	(4,662)	1,079	(3,583)
	Deutsche Bank AG	Republic of Italy	0.98%	1,000,000	USD	1,000,000	1.000%	Sep 2019	(477)	3,483	3,006
	Deutsche Bank AG	Republic of Italy	0.50%	800,000	USD	800,000	1.000%	Sep 2016	7,904	2,020	9,924
	Goldman Sachs	CDX.NA.IG.9-V4	0.11%	868,049	USD	868,049	0.548%	Dec 2017	—	13,384	13,384
	Goldman Sachs	Berkshire Hathaway Inc.	0.08%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(1,898)	9,082	7,184
	Goldman Sachs	Federative Republic of Brazil	0.38%	500,000	USD	500,000	1.000%	Jun 2015	(1,032)	4,593	3,561
	Goldman Sachs	Republic of Italy	0.63%	1,700,000	USD	1,700,000	1.000%	Jun 2017	8,917	11,860	20,777
	Goldman Sachs International	United Mexican States	0.29%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(2,098)	20,535	18,437
	HSBC Bank	Federative Republic of Brazil	0.39%	700,000	USD	700,000	1.000%	Sep 2015	(1,465)	7,442	5,977
	HSBC Bank USA	Federative Republic of Brazil	0.38%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(5,546)	14,803	9,257
	HSBC Bank USA	United Mexican States	0.29%	200,000	USD	200,000	1.000%	Sep 2016	733	2,619	3,352
	HSBC Bank USA	United Mexican States	0.32%	100,000	USD	100,000	1.000%	Dec 2016	726	1,044	1,770
	HSBC Bank USA	Republic of Italy	0.63%	1,800,000	USD	1,800,000	1.000%	Jun 2017	5,435	16,564	21,999
	HSBC Bank USA	Republic of Italy	0.95%	400,000	USD	400,000	1.000%	Jun 2019	(2,704)	4,397	1,693
	HSBC Bank USA	Russian Federation	2.25%	300,000	USD	300,000	1.000%	Jun 2017	(5,697)	(3,880)	(9,577)
	HSBC Bank USA	Republic of Italy	0.50%	7,700,000	USD	7,700,000	1.000%	Sep 2016	56,891	38,632	95,523
	HSBC Bank USA	Republic of Italy	0.50%	6,000,000	USD	6,000,000	1.000%	Sep 2016	38,239	36,194	74,433
	HSBC Bank USA	Republic of Italy	0.50%	9,300,000	USD	9,300,000	1.000%	Sep 2016	61,204	54,168	115,372
	JP Morgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.11%	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	30,079	30,079
	JP Morgan Chase Bank, N.A.	Federative Republic of Brazil	0.39%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(24,636)	99,771	75,135
	JP Morgan Chase Bank, N.A.	Federative Republic of Brazil	0.59%	900,000	USD	900,000	1.000%	Sep 2016	(2,194)	11,665	9,471
	JP Morgan Chase Bank, N.A.	United Mexican States	0.29%	200,000	USD	200,000	1.000%	Sep 2016	763	2,589	3,352
	JP Morgan Chase Bank, N.A.	United Mexican States	0.32%	1,300,000	USD	1,300,000	1.000%	Dec 2016	13,129	9,885	23,014
	JP Morgan Chase Bank, N.A.	United Mexican States	0.58%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(4,928)	52,231	47,303
	JP Morgan Chase Bank, N.A.	United Mexican States	0.67%	4,200,000	USD	4,200,000	1.000%	Jun 2019	30,852	43,103	73,955
	JP Morgan Chase Bank, N.A.	Russian Federation	2.52%	100,000	USD	100,000	1.000%	Jun 2019	(5,335)	(1,198)	(6,533)
	Morgan Stanley Capital	United Mexican States	0.29%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(4,128)	44,354	40,226
	Services
	Morgan Stanley Capital	Republic of Indonesia	0.47%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(8,314)	26,404	18,090
	Services
	Morgan Stanley Capital	Federative Republic of Brazil	0.38%	500,000	USD	500,000	1.000%	Jun 2015	(747)	4,308	3,561
	Services Inc.
	Morgan Stanley Capital	Federative Republic of Brazil	0.39%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(28,112)	112,639	84,527
	Services Inc.
	Royal Bank of Scotland PLC	People’s Republic Of China	0.06%	900,000	USD	900,000	1.000%	Jun 2015	2,360	6,377	8,737
	Royal Bank of Scotland PLC	United Mexican States	0.18%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(4,473)	24,956	20,483

326

DERIVATIVE INSTRUMENTS, CONTINUED

									UNAMORTIZED
			IMPLIED CREDIT				(PAY)/		UPFRONT
			SPREAD AND/OR			USD	RECEIVED		PAYMENT	UNREALIZED
			CREDIT RATING	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AT 8-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Societe Generale Paris	United Kingdom of Great	0.04%	3,200,000	USD	3,200,000	1.000%	Mar 2015	$1,466	$22,353	$23,819
		Britain and Northern Ireland
	The Royal Bank Of Scotland	People’s Republic of China	0.15%	1,300,000	USD	1,300,000	1.000%	Jun 2016	4,914	17,806	22,720
	UBS AG	Berkshire Hathaway Inc.	0.08%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(1,947)	9,131	7,184
	UBS AG	People’s Republic of China	0.15%	300,000	USD	300,000	1.000%	Jun 2016	1,160	4,083	5,243
	UBS AG	United Mexican States	0.29%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,932)	20,369	18,437
	UBS AG	Republic of Indonesia	0.47%	600,000	USD	600,000	1.000%	Sep 2016	(3,792)	11,545	7,753
	Exchange Cleared Swaps

		CDX.NA.IG.22	0.57%	6,400,000	USD	6,400,000	1.000%	Jun 2019	99,055	41,632	140,687

						$170,247,756			($948,641)	$1,395,777	$447,136

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rateover the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts of the fund held as August 31, 2014.

Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. During the year ended August 31, 2014, the fund held inflation swaps with total USD notional amounts ranging from approximately $73.3 million to $129.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	PORTFOLIO	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	BNP Paribas	2,600,000	USD	$2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	($551)	$14,040	$13,489
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	17,091	(304,234)	(287,143)
	BNP Paribas	3,500,000	EUR	4,618,249	Eurostat Eurozone	Fixed 1.05%	Sep 2019	2,309	1,775	4,084
					HICP Ex Tob
	Citibank NA	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	1,632	(221,445)	(219,813)
	Citibank NA	500,000	EUR	676,025	FRC-EXT-CPI	Fixed 2.1075%	Oct 2023	6,355	41,731	48,086
	Deutsche Bank	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	32,603	32,363
	Deutsche Bank	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	21,553	21,553
	Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.86%	USA-CPI-U	Nov 2016	—	13,062	13,062
	Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	20,808	19,196
	Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	10,522	10,522
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	—	(37,407)	(37,407)
	Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	—	(6,290)	(6,290)
	Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.5%	USA-CPI-U	Jul 2022	8,083	(41,273)	(33,190)
	Deutsche Bank AG	400,000	EUR	543,460	FRC-EXT-CPI	Fixed 1.95%	Jul 2023	3,397	26,766	30,163
	Goldman Sachs	10,700,000	USD	10,700,000	Fixed 1.73%	USA-CPI-U	Apr 2016	(22,698)	55,812	33,114
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	2,561	(159,883)	(157,322)
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(3,283)	(3,283)
	Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(1,501)	(1,875)
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	8,456	2,556
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.93%	USA-CPI-U	Oct 2016	—	10,854	10,854
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.25%	USA-CPI-U	Jul 2017	10,211	(249,827)	(239,616)

				$100,337,734				$20,264	($767,161)	($746,897)

The following are abbreviation for the table above:

FRC-EXT-CPI	France Consumer Price ex-Tobacco Index
HICP Ex Tob	Harmonised Index of Consumer Prices ex-Tobacco
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at August 31, 2014 by risk category:

			Financial	Asset	Liability
		Statements of assets and	Instruments	Derivatives	Derivatives
Fund	Risk	liabilities location	Location	Fair Value	Fair Value

All Cap Core Fund	Equity contracts	Receivable/payable for futures	Futures†	$257,514	($1,549)

				$257,514	($1,549)
Asia Pacific Total Return Bond	Interest rate contracts	Receivable/payable for futures	Futures†	—	($196,294)
Fund
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$4,363	297,054
		forward foreign currency	contracts
		exchange contracts

				$4,363	$100,760

327

DERIVATIVE INSTRUMENTS, CONTINUED

			Financial	Asset	Liability
		Statements of assets and	Instruments	Derivatives	Derivatives
Fund	Risk	liabilities location	Location	Fair Value	Fair Value

Capital Appreciation Value	Equity contracts	Written options, at value	Written options	—	($3,483,810)
Fund

				—	($3,483,810)
Global Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$2,094,038	($1,595,018)
	Interest rate contracts	Written options, at value	Written options	—	(590,432)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	2,299,268	(3,594,146)
	Interest rate contracts	Investments in unaffiliated	Purchased options	316,921	—
		issuers, at value*
	Credit contracts	Written options, at value	Written options	—	(23,536)
	Credit contracts	Swap contracts, at value	Credit default swaps^	732,811	(107,758)
	Foreign currency contracts	Written options, at value	Written options	—	(904,675)
	Foreign currency contracts	Swap contracts, at value	Currency swaps	63,183	(54,338)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	3,707,758	(3,980,079)
		forward foreign currency	contracts
		exchange contracts

				$9,213,979	($10,849,982)
Global Equity Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$154,951	—
		forward foreign currency	contracts
		exchange contracts

				$154,951	—
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($866,745)

				—	($866,745)
High Yield Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$603,711	($1,151)
		forward foreign currency	contracts
		exchange contracts
	Interest rate contracts	Receivable/payable for	Futures†	—	(117,989)
		futures
	Credit contracts	Swap contracts, at value	Credit default swaps^	—	(1,790,009)

				$603,711	($1,909,149)
Investment Quality Bond Fund	Foreign currency contracts	Receivable/payable for	Forward foreign currency	$192,402	($168,280)
		forward foreign currency	contracts
		exchange contracts
	Interest rate contracts	Receivable/payable for	Futures†	105,544	(78,453)
		futures
	Interest rate contracts	Investments in unaffiliated	Purchased options	25,272	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps^	12,445	(1,271,795)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	—	(559,088)

				$335,663	($2,077,616)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$153,949	($447,853)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(137,181)
	Credit contracts	Written options, at value	Written options	—	(11,359)
	Foreign currency contracts	Written options, at value	Written options	—	(31,245)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	888,143	(6,171,475)
	Interest rate contracts	Investments in unaffiliated	Purchased options	1,024	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps^	504,036	(214,361)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	2,550,675	(728,640)
		forward foreign currency	contracts
		exchange contracts

				$4,097,827	($7,742,114)
Short Term Government	Interest rate contracts	Receivable/payable for	Futures†	—	($50,842)
Income Fund		futures

				—	($50,842)
Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†	$184,022	($130,224)
		futures
	Credit contracts	Swap contracts, at value	Credit default swaps^	4,479	(5,208)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	1,216,777	(848,635)
		forward foreign currency	contracts
		exchange contracts
	Interest rate contracts	Investments in unaffiliated	Purchased options	1,125	—
		issuers, at value*
	Foreign currency contracts	Investments in unaffiliated	Purchased options	30,863	—
		issuers, at value*

				$1,437,266	($984,067)
Strategic Equity Allocation	Equity contracts	Receivable/payable for	Futures†	$5,609,002	($833,833)
Fund		futures
	Interest rate contracts	Receivable/payable for	Futures†	—	($11,329)
		futures

				$5,609,002	($845,162)

328

DERIVATIVE INSTRUMENTS, CONTINUED

			Financial	Asset	Liability
		Statements of assets and	Instruments	Derivatives	Derivatives
Fund	Risk	liabilities location	Location	Fair Value	Fair Value

Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†	$4,830,348	($848,588)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(1,545,420)
	Foreign currency contracts	Written options, at value	Written options	—	(47,760)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps^	9,903,748	(4,356,217)
	Credit contracts	Swap contracts, at value	Credit default swaps^	1,696,769	(1,249,633)
	Foreign currency contracts	Receivable/payable for	Forward foreign currency	14,417,227	(4,623,626)
		forward foreign currency	contracts
		exchange contracts

				$30,848,092	($12,671,244)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities. * Purchased options are included in the Portfolio’s Investments ^ Reflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciation/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

	Statements of Operations Location—Net Realized Gain (Loss) on:

						Investments in
		Investments				unaffiliated issuers
		(Purchased	Written	Futures	Swap	and Foreign Currency
Fund	Risk	Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	($683,203)			($683,203)

	Total	—	—	($683,203)	—	—	($683,203)
All Cap Core Fund	Equity contracts	—	—	$1,663,938	—	—	$1,663,938

	Total	—	—	$1,663,938	—	—	$1,663,938
Asia Pacific Total Return Bond Fund	Interest rate contracts	—	—	($875,395)	—	—	($875,395)
	Foreign currency contracts	—	—	—	—	($2,881,753)	(2,881,753)

	Total	—	—	($875,395)	—	($2,881,753)	($3,757,148)
Capital Appreciation Value Fund	Equity contracts	—	$825,939				$825,939

	Total	—	$825,939	—	—	—	$825,939
Global Bond Fund	Interest rate contracts	—	$876,373	($540,514)	$410,125	—	$745,984
	Credit contracts	—	16,304	—	(54,229)	—	(37,925)
	Foreign currency contracts	—	808,968	—	—	($6,134,738)	(5,325,770)

	Total	—	$1,701,645	($540,514)	$355,896	($6,134,738)	($4,617,711)
Health Sciences Fund	Equity contracts	($7,703)	$2,017,181		—	—	$2,009,478

	Total	($7,703)	$2,017,181	—	—	—	$2,009,478
High Yield Fund	Interest rate contracts	—	—	($1,752,110)	—	—	($1,752,110)
	Credit contracts	—	—	—	($1,464,631)	—	(1,464,631)
	Foreign currency contracts	—	—	—	—	($1,202,109)	(1,202,109)

	Total	—	—	($1,752,110)	($1,464,631)	($1,202,109)	($4,418,850)
Investment Quality Bond Fund	Interest rate contracts	($197,006)	—	($1,634,248)	($130,086)	—	($1,961,340)
	Credit contracts	—	—	—	(1,325,327)	—	(1,325,327)
	Foreign currency contracts	—	—	—	—	($99,389)	(99,389)

	Total	($197,006)	—	($1,634,248)	($1,455,413)	($99,389)	($3,386,056)
Real Return Bond Fund	Interest rate contracts	($245,268)	$1,240,041	$627,860	($970,693)		$651,940
	Foreign currency contracts	—	303,824			$480,415	784,239
	Credit contracts	—	35,209	—	72,337	—	107,546

	Total	($245,268)	$1,579,074	$627,860	($898,356)	$480,415	$1,543,725
Short Term Government Income
Fund	Interest rate contracts	—	—	($440,575)	—	—	($440,575)

	Total	—	—	($440,575)	—	—	($440,575)
Spectrum Income Fund	Interest rate contracts	($13,022)	—	($1,387,813)	—	—	($1,400,835)
	Credit contracts	—	—	—	($2,610)	—	(2,610)
	Foreign currency contracts	(26,785)	—	—	—	($3,276,603)	(3,303,388)

	Total	($39,807)	—	($1,387,813)	($2,610)	($3,276,603)	($4,706,833)
Strategic Equity Allocation Fund	Equity contracts	—	—	$47,490,136			$47,490,136
	Foreign currency contracts	—	—	(23,460)			(23,460)

	Total	—	—	$47,466,676	—	—	$47,466,676
Total Return Fund	Interest rate contracts	—	$3,992,944	$18,644,600	($6,173,194)	—	$16,464,350
	Credit contracts	—	113,347	—	1,266,041	—	1,379,388
	Foreign currency contracts	—	—	—	—	$5,331,551	5,331,551
	Total	—	$4,106,291	$18,644,600	($4,907,153)	$5,331,551	$23,175,289

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2014:

329

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Investments in
						Unaffiliated Issuers
		Investments				and Translation of
		(Purchased	Written	Futures	Swap	Assets and Liabilities
Fund	Risk	Options)	Options	Contracts	Contracts	in Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	($127,788)	—	—	($127,788)

	Total	—	—	($127,788)	—	—	($127,788)
All Cap Core Fund	Equity contracts	—	—	$281,303	—	—	$281,303

	Total	—	—	$281,303	—	—	$281,303
Asia Pacific Total Return Bond Fund	Interest rate contracts	—	—	($196,294)	—	—	($196,294)
	Foreign currency contracts	—	—	—	—	($60,545)	($60,545)

	Total	—	—	($196,294)	—	($60,545)	($256,839)
Capital Appreciation Value Fund	Equity contracts	—	$1,023,795	—	—	—	$1,023,795

	Total	—	$1,023,795	—	—	—	$1,023,795
Global Bond Fund	Interest rate contracts	($941,414)	$1,348,762	$1,479,526	$1,500,788	—	$3,387,662
	Credit contracts	—	31,918	—	1,414,475	—	1,446,393
	Foreign currency contracts	—	616,345	—	62,820	($5,048,697)	(4,369,532)

	Total	($941,414)	$1,997,025	$1,479,526	$2,978,083	($5,048,697)	$464,523
Global Equity Fund	Foreign currency contracts	—	—	—	—	$154,951	$154,951

	Total	—	—	—	—	$154,951	$154,951
Health Sciences Fund	Equity contracts	—	($1,437,566)	—	—	—	($1,437,566)

	Total	—	($1,437,566)	—	—	—	($1,437,566)
High Yield Fund	Interest rate contracts	—	—	($92,732)	—	—	($92,732)
	Credit contracts	—	—	—	($349,385)	—	(349,385)
	Foreign currency contracts	—	—	—	—	$490,267	490,267

	Total	—	—	($92,732)	($349,385)	$490,267	$48,150
Investment Quality Bond Fund	Interest rate contracts	($184,053)	—	$15,953	($293,859)		($461,959)
	Credit contracts	—	—		377,714		377,714
	Foreign currency contracts	—	—			$42,269	42,269

	Total	($184,053)	—	$15,953	$83,855	$42,269	($41,976)
Real Return Bond Fund	Interest rate contracts	($91,711)	$698,418	$462,082	($2,736,892)	—	($1,668,103)
	Credit contracts	—	40,062	—	470,562	—	510,624
	Foreign currency contracts	—	7,121	—	—	$1,975,482	1,982,603

	Total	($91,711)	$745,601	$462,082	($2,266,330)	$1,975,482	$825,124
Short Term Government Income
Fund	Interest rate contracts			($74,055)		—	($74,055)

	Total	—	—	($74,055)	—	—	($74,055)
Spectrum Income Fund	Interest rate contracts	($6,028)	—	$164,299	—	—	$158,271
	Credit contracts	—	—	—	$4,513	—	4,513
	Foreign currency contracts	4,133	—	—	—	$182,064	186,197

	Total	($1,895)	—	$164,299	$4,513	$182,064	$348,981
Strategic Equity Allocation Fund	Interest rate contracts	—	—	($11,329)	—	—	($11,329)
	Equity contracts	—	—	3,693,748	—	—	3,693,748
	Foreign currency contracts	—	—	18,719	—	—	18,719

	Total	—	—	$3,701,138	—	—	$3,701,138
Total Return Fund	Interest rate contracts	—	$5,327,304	$7,216,107	($18,969,623)	—	($6,426,212)
	Credit contracts	—	—	—	890,041	—	890,041
	Foreign currency contracts	—	32,472	—	—	$8,034,897	8,067,369
	Total	—	$5,359,776	$7,216,107	($18,079,582)	$8,034,897	$2,531,198

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the funds. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the funds. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

• Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion and c) 0.550% of the excess over $5 billion of aggregate net assets.

• All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

330

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.975% of the next $500 million; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next $250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets of the fund.

• Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million; c) 0.700% of the next $500 million; and d) 0.670% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

• Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million; and c) 0.570% of the excess over $400 million of aggregate net assets.

• Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of aggregate net assets and b) 0.780% of the excess over $1 billion of aggregate net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

• Global Equity Fund — a) 0.825% first $500 million of aggregate net assets; and b) 0.800% excess over $500 million of aggregate net assets. However when net assets aggregate exceeds $500 million, the advisory fee is 0.800% on all asset levels.

• Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million; and c) 0.850% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the advisory fee is 0.95% on all net assets. Prior to April 1, 2014, the following fees were in effect: a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of excess over $500 million of aggregate net assets.

• High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

• International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million; and c) 0.750% of the excess over $400 million of average net assets.

• International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

• International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million; and c) 0.850% of the excess over $500 million of average net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets of the fund.

• Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

• Lifestyle II Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

• Science & Technology Fund — (a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.

• Short-Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

331

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $400 million and c) 1.000% of the excess over $500 million of aggregate net assets. Prior to July 1, 2014, the following fees were in effect: a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of the next $500 million; c) 0.900% of the next $1 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

• Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the fund, Small Cap Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets of the fund.

• Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.700% of the first $1 billion of Total Return Net Assets and b) 0.675% of the excess over $1 billion of Total Return Net Assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all funds of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC. The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of the Trust, and Total Return Trust, a series of JHVIT.

• U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

• Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor

Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.

Active Bond Fund	Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management
(US) LLC[1,3]

All Cap Core Fund	QS Investors, LLC.

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences, Fund
Mid Value Fund
Real Estate Equity Fund
Spectrum Income Fund
Small Company Value Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund

Lifestyle II Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset
Lifestyle II Balanced Portfolio	Management a division of Manulife Asset Management (US) LLC [1,2,3]
Lifestyle II Conservative Portfolio
Lifestyle II Growth Portfolio
Lifestyle II Moderate Portfolio

Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Fundamental Global Franchise Fund
Global Equity Fund
Short-Term Government Income Fund
Strategic Equity Allocation Fund

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund

332

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Subadvisor

High Yield Fund	Legg Mason (formerly Western Asset Management Company)

International Growth Opportunities Fund	Baillie Gifford Overseas Ltd

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

International Small Cap Fund	Franklin Templeton Investments Corporation

International Value Fund	Templeton Investment Counsel, LLC

Small Cap Opportunities Fund	Dimensional Fund Advisors LP and Invesco Advisers, Inc.

1 An affiliate of the Advisor.
2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the funds dealing with services for shareholders and others with beneficial interests in shares of the funds. This expense reduction will continue in effect until terminated by the Advisor.

	Expense		Expense
	limitation as a		limitation as a
	percentage of		percentage of
	average net		average net
Fund	assets	Fund	assets

Active Bond Fund	0.150%	International Value Fund	0.250%
All Cap Core Fund	0.200%	Investment Quality Bond Fund	0.150%
Alpha Opportunities Fund	0.200%	Mid Cap Stock Fund	0.200%
Blue Chip Growth Fund	0.200%	Mid Value Fund	0.200%
Capital Appreciation Fund	0.200%	Real Estate Equity Fund	0.200%
Capital Appreciation Value Fund	0.200%	Real Estate Securities Fund	0.200%
Core Bond Fund	0.150%	Real Return Bond Fund	0.150%
Equity-Income Fund	0.200%	Science & Technology Fund	0.200%
Fundamental Global Franchise Fund	0.250%	Small Cap Growth Fund	0.200%
Global Bond Fund	0.150%	Small Cap Opportunities Fund	0.200%
Global Equity Fund	0.250%	Small Company Growth Fund	0.200%
Global Real Estate Fund	0.250%	Small Company Value Fund	0.200%
Health Sciences Fund	0.200%	Spectrum Income Fund	0.150%
High Yield Fund	0.150%	Strategic Equity Allocation Fund	0.200%
International Growth Opportunities Fund	0.250%	Total Return Fund	0.150%
International Growth Stock Fund	0.250%	U.S. High Yield Bond Fund	0.150%
International Small Cap Fund	0.250%	Value Fund	0.200%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, the participating portfolios (including certain of the funds presented in this report). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reimburse the Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, taxes, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to waive its advisory fee on International Value Fund and Small Cap Opportunities Fund so that the amount retained by the Advisor after payment of the subadvisory fees for each fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2014 and may terminate any time thereafter.

The Advisor has voluntarily agreed to reduce its management fee and/or make payment to Short Term Government Income Fund in an amount equal to the amount by which certain expenses of the fund exceed 0.15% of the average annual net assets of the fund excluding expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agency and service fees, blue sky fees, printing and postage, acquired fund fees, and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund. Prior to January 1, 2014, The Advisor had contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the fund’s average net assets.

333

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.10% of the average annual net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, Rule 12b-1 fees, transfer agent and service fees, blue sky fees, and printing and postage. This expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the funds and the Advisor.

In addition, for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the funds in an amount equal to the amount by which the expenses of the share class exceed 0.10% of the average annual net assets, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business and short dividend expense. This expense limitation shall continue in effect until December 31, 2014, unless renewed by mutual agreement of the funds and the Advisor.

The Advisor voluntarily agreed to waive its advisory fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive and/or reimburse operating expenses for Class A shares on Global Equity Fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or reimbursements are such that the expenses will not exceed 1.35% for Class A shares. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds sub-advised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Alpha Opportunities Fund (after giving effect to asset-based break-points) 0.03%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by the Total Return Fund (after giving effect to asset-based break-points) 0.02%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its advisory fee for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the funds and their underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the funds’ first $7.5 billion of average net assets and 0.49% of the funds’ average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

For the year ended August 31, 2014, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total

Active Bond Fund	—	—	—	$5,285	$106,326	$111,611
All Cap Core Fund	—	—	—	—	42,253	42,253
Alpha Opportunities Fund	—	—	—	—	614,139	614,139
Asia Pacific Total Return Bond Fund	—	—	—	—	48,623	48,623
Blue Chip Growth Fund	—	—	—	305,424	636,317	941,741
Capital Appreciation Fund	—	—	—	36,321	103,149	139,470
Capital Appreciation Value Fund	—	—	—	—	738,673	738,673
Core Bond Fund	—	—	—	5,447	28,837	34,284
Equity-Income Fund	—	—	—	134,965	527,411	662,376
Fundamental Global Franchise Fund	$8	$36	—	—	27,523	27,567
Global Bond Fund	—	—	—	4,468	33,358	37,826
Global Equity Fund	29	141	—	—	25,425	25,595
Global Real Estate Fund	—	—	—	—	20,853	20,853
Health Sciences Fund	—	—	—	—	329,193	329,193
High Yield Fund	—	—	—	31,113	39,318	70,431
International Growth Opportunities Fund	—	—	—	—	50,297	50,297
International Growth Stock Fund	—	—	—	—	44,111	44,111
International Small Cap Fund	—	—	—	7,537	36,350	43,887
International Value Fund	—	—	—	17,891	111,497	129,388
Investment Quality Bond Fund	—	—	—	3,715	24,502	28,217
Lifestyle II Aggressive Portfolio	—	—	7,018	52,664	—	59,682
Lifestyle II Balanced Portfolio	—	—	4,340	55,103	—	59,443
Lifestyle II Conservative Portfolio	—	—	12,953	46,893	—	59,846
Lifestyle II Growth Portfolio	—	—	4,027	55,404	—	59,431
Lifestyle II Moderate Portfolio	—	—	11,006	48,755	—	59,761

334

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total

Mid Cap Stock Fund	—	—	—	$22,891	$80,457	$103,348
Mid Value Fund	—	—	—	—	574,092	574,092
Real Estate Equity Fund	—	—	—	—	111,657	111,657
Real Estate Securities Fund	—	—	—	32,864	—	32,864
Real Return Bond Fund	—	—	—	6,805	28,243	35,048
Science & Technology Fund	—	—	—	—	408,888	408,888
Short Term Government Income Fund	—	—	—	—	14,793	14,793
Small Cap Growth Fund	—	—	—	—	14,440	14,440
Small Cap Opportunities Fund	—	—	—	73,042	115,622	188,664
Small Company Growth Fund	—	—	—	—	12,045	12,045
Small Company Value Fund	—	—	—	72,377	175,685	248,062
Spectrum Income Fund	—	—	—	—	337,842	337,842
Strategic Equity Allocation Fund	—	—	—	—	7,283,872	7,283,872
Total Return Fund	—	—	—	87,667	586,844	674,511
U.S. High Yield Bond Fund	—	—	—	5,924	35,377	41,301
Value Fund	—	—	—	—	25,155	25,155

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that a fund is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amount Eligible	Amount Eligible	Amount Eligible	Amount recovered
	for recovery	for recovery	for recovery	during the year
Fund	through 8-1-15	through 8-1-16	through 8-1-17	ended 8-31-14

Asia Pacific Total Return Bond Fund	—	$55,722	$21,286	$12,120
Global Equity Fund	—	—	9	2
Short Term Government Income Fund	—	—	—	5,309

Amount recovered by class
Fund	Class A	Class NAV

Asia Pacific Total Return Bond Fund	—	$12,120
Global Equity Fund	$2	—
Short Term Government Income Fund	—	5,309

Effective October 1, 2014, the expense recapture program has been terminated.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of the funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.59%	Lifestyle II Balanced Portfolio	0.00%
All Cap Core Fund	0.77%	Lifestyle II Conservative Portfolio	0.00%
Alpha Opportunities Fund	0.93%	Lifestyle II Growth Portfolio	0.00%
Asia Pacific Total Return Bond Fund	0.70%	Lifestyle II Moderate Portfolio	0.00%
Blue Chip Growth Fund	0.74%	Mid Cap Stock Fund	0.83%
Capital Appreciation Fund	0.69%	Mid Value Fund	0.94%
Capital Appreciation Value Fund	0.77%	Real Estate Equity Fund	0.83%
Core Bond Fund	0.58%	Real Estate Securities Fund	0.69%
Equity-Income Fund	0.74%	Real Return Bond Fund	0.69%
Fundamental Global Franchise Fund	0.79%	Science & Technology Fund	0.98%
Global Bond Fund	0.69%	Short Term Government Income Fund	0.55%
Global Equity Fund	0.82%	Small Cap Growth Fund	1.05%
Global Real Estate Fund	0.89%	Small Cap Opportunities Fund	0.90%
Health Sciences Fund	0.94%	Small Company Growth Fund	0.99%
High Yield Fund	0.66%	Small Company Value Fund	0.97%
International Growth Opportunities Fund	0.81%	Spectrum Income Fund	0.70%
International Growth Stock Fund	0.78%	Strategic Equity Allocation Fund	0.49%
International Small Cap Fund	0.95%	Total Return Fund	0.65%
International Value Fund	0.79%	U.S. High Yield Bond Fund	0.72%
Investment Quality Bond Fund	0.58%	Value Fund	0.69%
Lifestyle II Aggressive Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, finan-cial, legal, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets for all funds, except Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio and Lifestyle Growth II Portfolio, which amounted to an annual rate of 0.02% of the fund’s average daily net assets.

335

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Class	Rule 12b-1 Fee

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares of Fundamental Global Franchise Fund and Global Equity Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the year ended August 31, 2014 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. Fundamental Global Franchise Fund, Global Equity Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

				State
		Distribution and	Transfer	Registration	Printing and
Fund	Class	Service Fees	Agent Fees	fees	postage

Fundamental Global Franchise Fund
	Class A	$388	$174	—	$110
	Class I	—	649	—	14

	Total	$388	$823	—	$124
Global Equity Fund
	Class A	$332	$149	—	—
	Class I	—	2,546	—	—

	Total	$332	$2,695	—	—
Lifestyle II Aggressive Portfolio
	Class R6	—	$13	$561	$211

	Total	—	$13	$561	$211
Lifestyle II Balanced Portfolio
	Class R6	—	$13	$561	$211

	Total	—	$13	$561	$211
Lifestyle II Conservative Portfolio
	Class R6	—	$13	$561	$211

	Total	—	$13	$561	$211
Lifestyle II Growth Portfolio
	Class R6	—	$13	$561	$211

	Total	—	$13	$561	$211
Lifestyle II Moderate Portfolio
	Class R6	—	$13	$561	$211

	Total	—	$13	$561	$211

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the respective fund’s Statement of assets and liabilities. At period end, no interfund loans were outstanding. The funds’ activity in this program during the period for which loans were outstanding was as follows:

		Weighted Average	Days	Weighted Average	Interest Income/
Fund	Borrower or Lender	Loan Balance	Outstanding	Interest Rate	(Expense)

Blue Chip Growth Fund	Borrower	$10,454,973	1	0.43%	($125)
Capital Appreciation Fund	Borrower	14,459,987	13	0.44%	(2,309)
Fundamental Global Franchise Fund	Lender	10,276,465	1	0.44%	126
High Yield Fund	Borrower	18,267,943	1	0.45%	(228)
Strategic Equity Allocation Fund	Lender	18,690,695	6	0.45%	1,390

336

6. FUND SHARE TRANSACTIONS Transactions in fund shares for the years ended August 31, 2014 and August 31, 2013 were as follows:

Active Bond Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	3,395,725	$34,874,606	2,111,859	$22,160,598
Distributions reinvested	327,995	3,328,533	284,212	2,946,190
Repurchased	(1,093,596)	(11,117,264)	(1,481,122)	(15,335,262)
Net increase	2,630,124	$27,085,875	914,949	$9,771,526

Class NAV shares
Sold	3,604,111	$36,658,696	25,593,562	$263,665,693
Distributions reinvested	7,049,787	71,385,415	6,415,119	66,464,950
Repurchased	(27,452,875)	(280,251,470)	(11,644,909)	(121,287,032)
Net increase (decrease)	(16,798,977)	($172,207,359)	20,363,772	$208,843,611

Total net increase (decrease)	(14,168,853)	($145,121,484)	21,278,721	$218,615,137

All Cap Core Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,623,229	$63,866,308	386,873	$4,561,268
Distributions reinvested	576,396	7,493,145	757,798	7,502,202
Repurchased	—	—	(7,039,305)	(74,966,405)

Net increase (decrease)	5,199,625	$71,359,453	(5,894,634)	($62,902,935)

Alpha Opportunities Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	16,294,767	$219,858,112	5,118,433	$62,643,666
Distributions reinvested	15,909,194	199,819,482	6,501,975	69,246,032
Repurchased	(4,991,954)	(66,034,048)	(13,019,396)	(145,835,802)

Net increase (decrease)	27,212,007	$353,643,546	(1,398,988)	($13,946,104)

Asia Pacific Total Return Bond Fund	Year ended 8/31/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	581,167	$5,509,153	43,971,659	$437,954,226
Distributions reinvested	1,707,868	15,575,759	—	—
Repurchased	—	—	(273,145)	(2,548,462)

Net increase	2,289,035	$21,084,912	43,698,514	$435,405,764

1 Period from 1-16-13 (commencement of operations) to 8-31-13.

Blue Chip Growth Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,119,288	$70,408,415	1,468,068	$37,946,623
Distributions reinvested	558,892	18,717,294	65,607	1,604,735
Repurchased	(2,215,761)	(73,820,499)	(2,494,614)	(64,512,209)
Net increase (decrease)	462,419	$15,305,210	(960,939)	($24,960,851)

Class NAV shares
Sold	3,932,489	$128,524,116	1,752,877	$43,406,430
Distributions reinvested	1,135,871	38,017,618	198,367	4,846,096
Repurchased	(7,529,017)	(248,821,905)	(12,702,618)	(347,403,881)
Net decrease	(2,460,657)	($82,280,171)	(10,751,374)	($299,151,355)

Total net decrease	(1,998,238)	($66,974,961)	(11,712,313)	($324,112,206)

Capital Appreciation Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,122,344	$19,145,093	4,345,394	$60,007,104
Distributions reinvested	1,867,786	31,416,166	96,684	1,259,790
Repurchased	(4,511,567)	(76,529,939)	(4,888,807)	(67,065,222)
Net decrease	(1,521,437)	($25,968,680)	(446,729)	($5,798,328)

Class NAV shares
Sold	13,597,167	$225,636,981	4,197,523	$56,500,980
Distributions reinvested	5,065,995	85,260,692	370,157	4,826,845
Repurchased	(14,701,959)	(252,307,904)	(20,782,991)	(299,389,917)
Net increase (decrease)	3,961,203	$58,589,769	(16,215,311)	($238,062,092)

Total net increase (decrease)	2,439,766	$32,621,089	(16,662,040)	($243,860,420)

337

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Value Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,581,972	$44,346,292	2,117,213	$24,465,517
Distributions reinvested	20,333,532	236,682,318	8,835,758	97,458,405
Repurchased	(10,072,663)	(128,698,381)	(42,350,373)	(511,551,052)

Net increase (decrease)	13,842,841	$152,330,229	(31,397,402)	($389,627,130)

Core Bond Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,186,484	$15,273,647	2,012,905	$26,761,424
Distributions reinvested	151,145	1,918,994	356,748	4,683,929
Repurchased	(842,779)	(10,759,861)	(1,329,236)	(17,345,557)
Net increase	494,850	$6,432,780	1,040,417	$14,099,796

Class NAV shares
Sold	772,067	$9,807,325	3,769,793	$50,264,009
Distributions reinvested	836,805	10,604,542	2,476,855	32,484,843
Repurchased	(6,123,706)	(78,982,134)	(10,985,329)	(140,284,616)
Net decrease	(4,514,834)	($58,570,267)	(4,738,681)	($57,535,764)

Total net decrease	(4,019,984)	($52,137,487)	(3,698,264)	($43,435,968)

Equity-Income Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	903,383	$18,171,230	1,166,665	$20,550,026
Distributions reinvested	524,216	10,437,142	354,126	5,676,642
Repurchased	(2,165,467)	(43,762,990)	(1,541,084)	(26,150,395)
Net decrease	(737,868)	($15,154,618)	(20,293)	$76,273

Class NAV shares
Sold	16,999,858	$349,985,836	701,244	$11,433,332
Distributions reinvested	2,012,419	40,047,132	1,555,814	24,924,135
Repurchased	(3,181,029)	(63,968,283)	(16,548,657)	(292,236,563)
Net increase (decrease)	15,831,248	$326,064,685	(14,291,599)	($255,879,096)

Total net increase (decrease)	15,093,380	$310,910,067	(14,311,892)	($255,802,823)

Fundamental Global Franchise Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class I shares
Sold	21,588	$275,641	20,633	$244,094
Distributions reinvested	1,139	14,570	—	—
Net increase	22,727	$290,211	20,633	$244,094

Class NAV shares
Sold	2,297,305	$29,633,534	652,327	$7,565,238
Distributions reinvested	1,777,668	22,736,377	213,433	2,337,088
Repurchased	(3,509,157)	(45,792,183)	(2,424,830)	(28,899,015)
Net increase (decrease)	565,816	$6,577,728	(1,559,070)	($18,996,689)

Total net increase (decrease)	588,543	$6,867,939	(1,538,437)	($18,752,595)

There were no fund shares transactions for Class A shares for the years ended 8-31-14 and 8-31-13.

Global Bond Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	455,777	$5,614,647	516,678	$6,581,742
Distributions reinvested	—	—	215,444	2,729,673
Repurchased	(1,260,253)	(15,363,838)	(1,662,197)	(20,500,647)
Net decrease	(804,476)	($9,749,191)	(930,075)	($11,189,232)

Class NAV shares
Sold	2,392,553	$29,060,174	7,702,540	$95,971,221
Distributions reinvested	—	—	1,590,524	20,104,227
Repurchased	(2,830,175)	(34,445,532)	(17,175,639)	(207,592,730)
Net decrease	(437,622)	($5,385,358)	(7,882,575)	($91,517,282)

Total net decrease	(1,242,098)	($15,134,549)	(8,812,650)	($102,706,514)

338

FUND SHARE TRANSACTIONS, CONTINUED

Global Equity Fund	Year ended 8/31/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

Class I shares
Sold	185,641	$2,056,099	113,710	$1,172,365
Distributions reinvested	1,199	13,090	—	—
Repurchased	(34,935)	(395,811)	—	—
Net increase	151,905	$1,673,378	113,710	$1,172,365

Class NAV shares
Sold	8,937,655	$101,556,927	33,023,119	$324,226,745
Distributions reinvested	432,047	4,717,952	—	—
Repurchased	(1,210,178)	(13,423,194)	—	—
Net increase	8,159,524	$92,851,685	33,023,119	$324,226,745

Total net increase	8,311,429	$94,525,063	33,146,829	$325,499,110

1 Period from 5-16-13 (commencement of operations) to 8-31-13.

Global Real Estate Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	3,151,071	$26,968,809	3,788,067	$32,468,371
Distributions reinvested	1,508,575	12,325,059	2,174,293	17,850,946
Repurchased	(4,661,110)	(41,660,478)	(32,539,487)	(278,592,308)

Net decrease	(1,464)	($2,366,610)	(26,577,127)	($228,272,991)

Health Sciences Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	45,816	$830,439	1,156,115	$16,070,753
Distributions reinvested	5,910,154	99,704,308	1,202,343	16,375,908
Repurchased	(6,019,962)	(113,088,124)	(6,383,432)	(100,515,078)

Net decrease	(63,992)	($12,553,377)	(4,024,974)	($68,068,417)

High Yield Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	5,761,771	$54,980,698	11,932,843	$113,151,055
Distributions reinvested	3,365,142	31,839,936	3,141,518	29,008,649
Repurchased	(5,586,323)	(53,080,753)	(6,657,957)	(62,543,551)
Net increase	3,540,590	$33,739,881	8,416,404	$79,616,153

Class NAV shares
Sold	3,296,998	$31,106,793	6,343,984	$58,862,637
Distributions reinvested	4,424,680	41,433,939	4,633,549	42,424,819
Repurchased	(30,893,730)	(294,942,748)	(3,411,188)	(31,529,010)
Net increase (decrease)	(23,172,052)	($222,402,016)	7,566,345	$69,758,446

Total net increase (decrease)	(19,631,462)	($188,662,135)	15,982,749	$149,374,599

International Growth Opportunities Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	9,846,045	$136,663,945	2,486,929	$29,274,476
Distributions reinvested	1,087,406	15,017,079	162,868	1,832,260
Repurchased	(1,560,720)	(22,118,286)	(13,423)	(161,690)
Net increase	9,372,731	$129,562,738	2,636,374	$30,945,046

Total net increase	9,372,731	$129,562,738	2,636,374	$30,945,046

International Growth Stock Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	1,310,034	$17,380,492	12,446,037	$143,310,061
Distributions reinvested	834,691	11,051,305	426,627	4,872,079
Repurchased	(5,699,047)	(77,776,709)	(176,580)	(2,039,129)

Net increase (decrease)	(3,554,322)	($49,344,912)	12,696,084	$146,143,011

339

FUND SHARE TRANSACTIONS, CONTINUED

International Small Cap Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	420,134	$7,921,207	597,691	$9,606,714
Distributions reinvested	92,350	1,699,241	109,736	1,696,515
Repurchased	(1,044,074)	(19,731,262)	(1,147,807)	(18,366,341)
Net decrease	(531,590)	($10,110,814)	(440,380)	($7,063,112)

Class NAV shares
Sold	1,145,898	$21,824,136	13,174,897	$219,471,737
Distributions reinvested	460,102	8,465,869	284,607	4,397,182
Repurchased	(2,118,385)	(40,272,995)	(658,206)	(9,906,066)
Net increase (decrease)	(512,385)	($9,982,990)	12,801,298	$213,962,853

Total net increase (decrease)	(1,043,975)	($20,093,804)	12,360,918	$206,899,741

International Value Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,056,025	$18,460,591	1,112,447	$16,387,869
Distributions reinvested	241,933	4,197,533	371,780	5,305,304
Repurchased	(1,731,983)	(30,354,776)	(2,735,593)	(39,489,334)
Net decrease	(434,025)	($7,696,652)	(1,251,366)	($17,796,161)

Class NAV shares
Sold	10,866,442	$188,718,890	9,468,487	$139,955,499
Distributions reinvested	1,540,092	26,643,592	1,953,277	27,795,127
Repurchased	(6,279,575)	(112,233,377)	(4,993,623)	(71,612,776)
Net increase	6,126,959	$103,129,105	6,428,141	$96,137,850

Total net increase	5,692,934	$95,432,453	5,176,775	$78,341,689

Investment Quality Bond Fund	Year ended8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	489,432	$6,079,185	866,320	$11,277,498
Distributions reinvested	174,753	2,145,786	326,459	4,183,633
Repurchased	(1,379,585)	(17,028,046)	(2,531,215)	(32,322,247)
Net decrease	(715,400)	($8,803,075)	(1,338,436)	($16,861,116)

Class NAV shares
Sold	1,091,465	$13,513,901	2,983,016	$38,505,176
Distributions reinvested	1,156,885	14,187,299	1,525,051	19,493,397
Repurchased	(3,294,852)	(40,859,032)	(1,282,570)	(16,086,192)
Net increase (decrease)	(1,046,502)	($13,157,832)	3,225,497	$41,912,381

Total net increase (decrease)	(1,761,902)	($21,960,907)	1,887,061	$25,051,265

Lifestyle II Aggressive Portfolio	Period ended 8/31/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares
Sold	442,369	$4,654,687
Repurchased	(2,071)	(22,052)
Net increase	440,298	$4,632,635

Total net increase	450,298	$4,732,635

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Balanced Portfolio	Period ended 8/31/14[1]
	Shares	Amount
Class R6 Shares
Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares
Sold	825,807	$8,681,964
Distributions reinvested	151	1,590
Repurchased	(14)	(150)
Net increase	825,944	$8,683,404

Total net increase	835,944	$8,783,404

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

340

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle II Conservative Portfolio	Period ended 8/31/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares
Sold	230,868	$2,400,940
Distributions reinvested	95	986
Repurchased	(16,003)	(167,719)
Net increase	214,960	$2,234,207

Total net increase	224,960	$2,334,207

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Growth Portfolio	Period ended 8/31/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares
Sold	982,428	$10,341,969
Repurchased	(39,699)	(423,010)
Net increase	942,729	$9,918,959

Total net increase	952,729	$10,018,959

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Moderate Portfolio	Period ended 8/31/14[1]
	Shares	Amount

Class R6 Shares
Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares
Sold	195,216	$2,036,071
Distributions reinvested	98	1,025
Repurchased	(2,732)	(28,347)
Net increase	192,582	$2,008,749

Total net increase	202,582	$2,108,749

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Mid Cap Stock Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	695,434	$15,392,008	788,808	$15,407,977
Distributions reinvested	1,961,357	41,365,017	644,229	11,396,409
Repurchased	(2,476,128)	(53,876,629)	(3,239,881)	(60,803,078)
Net increase (decrease)	180,663	$2,880,396	(1,806,844)	($33,998,692)

Class NAV shares
Sold	3,425,308	$72,757,915	15,449,613	$333,110,441
Distributions reinvested	6,785,239	143,847,071	1,493,838	26,530,570
Repurchased	(4,955,870)	(110,522,827)	(2,421,198)	(44,626,460)
Net increase	5,254,677	$106,082,159	14,522,253	$315,014,551

Total net increase	5,435,340	$108,962,555	12,715,409	$281,015,859

Mid Value Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	8,504,462	$137,706,170	8,218,569	$124,638,186
Distributions reinvested	2,287,420	37,101,950	2,594,590	33,729,663
Repurchased	(3,958,446)	(67,946,472)	(3,918,677)	(53,772,484)

Net increase	6,833,436	$106,861,648	6,894,482	$104,595,365

Real Estate Equity Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,304,209	$22,911,589	3,019,159	$28,997,465
Distributions reinvested	387,430	3,727,077	278,953	2,633,312
Repurchased	(2,924,772)	(31,240,925)	(2,042,503)	(20,450,158)

Net increase (decrease)	(233,133)	($4,602,259)	1,255,609	$11,180,619

341

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	2,837,676	$39,355,334	2,867,990	$42,570,059
Distributions reinvested	4,632,074	55,955,458	4,175,922	57,084,851
Repurchased	(6,684,856)	(90,919,071)	(5,753,045)	(83,387,403)

Net increase	784,894	$4,391,721	1,290,867	$16,267,507

Real Return Bond Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	646,880	$7,617,660	841,864	$11,029,910
Distributions reinvested	210,684	2,477,528	702,195	8,890,672
Repurchased	(2,883,527)	(33,516,234)	(3,972,870)	(49,061,682)
Net decrease	(2,025,963)	($23,421,046)	(2,428,811)	($29,141,100)

Class NAV shares
Sold	3,354,825	$38,232,619	7,248,317	$90,500,627
Distributions reinvested	911,741	10,601,690	2,227,831	27,820,712
Repurchased	(3,966,440)	(45,922,711)	(10,389,870)	(123,533,950)
Net increase (decrease)	300,126	$2,911,598	(913,722)	($5,212,611)

Total net decrease	(1,725,837)	($20,509,448)	(3,342,533)	($34,353,711)

Science & Technology Fund	Year ended 8/31/14		Period ended 8/31/13[1]
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,679,227	$34,334,248	77,750,621	$819,508,213
Distributions reinvested	1,541,274	19,774,549	—	—
Repurchased	(11,426,651)	(150,572,176)	—	—

Net increase (decrease)	(7,206,150)	($96,463,379)	77,750,621	$819,508,213

1 Period from 2-14-13 (commencement of operations) to 8-31-13.

Short Term Government Income Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,233,561	$21,881,847	5,046,441	$50,505,454
Distributions reinvested	318,538	3,112,504	341,659	3,395,114
Repurchased	(2,049,967)	(20,051,019)	(893,627)	(8,798,130)

Net increase	502,132	$4,943,332	4,494,473	$45,102,438

Small Cap Growth Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,517,575	$26,357,483	6,244,376	$63,014,499
Distributions reinvested	2,039,077	21,614,213	1,092,579	8,882,671
Repurchased	(3,479,781)	(38,072,257)	(2,750,775)	(25,604,370)

Net increase	1,076,871	$9,899,439	4,586,180	$46,292,800

Small Cap Opportunities Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	333,655	$10,145,617	409,927	$11,008,186
Distributions reinvested	235,217	7,082,387	47,369	1,122,649
Repurchased	(522,470)	(15,797,966)	(443,397)	(11,100,874)
Net increase	46,402	$1,430,038	13,899	$1,029,961

Class NAV shares
Sold	563,277	$17,099,196	57,003	$1,467,291
Distributions reinvested	371,263	11,126,753	94,118	2,220,244
Repurchased	(383,169)	(11,747,999)	(635,778)	(16,191,583)
Net increase (decrease)	551,371	$16,477,950	(484,657)	($12,504,048)

Total net increase (decrease)	597,773	$17,907,988	(470,758)	($11,474,087)

Small Company Growth Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	866,721	$17,567,509	3,207,478	$58,714,360
Distributions reinvested	419,290	8,436,114	229,253	3,447,959
Repurchased	(1,280,876)	(25,954,773)	(948,203)	(15,473,840)

Net increase	5,135	$48,850	2,488,528	$46,688,479

342

FUND SHARE TRANSACTIONS, CONTINUED

Small Company Value Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	92,628	$3,414,138	182,692	$5,677,519
Distributions reinvested	21,717	813,308	75,427	2,160,242
Repurchased	(748,264)	(27,499,412)	(695,226)	(21,150,027)
Net decrease	(633,919)	($23,271,966)	(437,107)	($13,312,266)

Class NAV shares
Sold	1,487,554	$54,097,482	289,000	$8,793,595
Distributions reinvested	55,024	2,058,980	152,576	4,365,207
Repurchased	(1,219,021)	(45,272,416)	(1,108,467)	(33,597,410)
Net increase (decrease)	323,557	$10,884,046	(666,891)	($20,438,608)

Total net decrease	(310,362)	($12,387,920)	(1,103,998)	($33,750,874)

Spectrum Income Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	2,870,365	$31,555,610	5,938,579	$66,443,850
Distributions reinvested	5,399,093	58,912,792	3,456,283	38,161,254
Repurchased	(17,283,814)	(193,102,071)	(10,239,916)	(114,342,349)

Net decrease	(9,014,356)	($102,633,669)	(845,054)	($9,737,245)

Strategic Equity Allocation Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	77,681,064	$1,014,613,230	79,323,802	$861,422,264
Distributions reinvested	11,939,834	153,665,661	4,274,053	44,963,037
Repurchased	(37,763,056)	(499,472,520)	(16,921,507)	(184,373,047)

Net increase	51,857,842	$668,806,371	66,676,348	$722,012,254

Total Return Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	916,273	$12,713,964	2,398,110	$34,703,732
Distributions reinvested	799,484	10,983,512	1,507,860	21,582,878
Repurchased	(4,825,811)	(66,868,649)	(5,942,584)	(84,005,345)
Net decrease	(3,110,054)	($43,171,173)	(2,036,614)	($27,718,735)

Class NAV shares
Sold	10,966,348	$151,268,258	28,222,967	$398,418,124
Distributions reinvested	5,417,666	74,177,591	7,701,442	109,823,633
Repurchased	(23,108,624)	(318,983,775)	(11,922,005)	(168,457,440)
Net increase (decrease)	(6,724,610)	($93,537,926)	24,002,404	$339,784,317

Total net increase (decrease)	(9,834,664)	($136,709,099)	21,965,790	$312,065,582

U.S. High Yield Bond Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class 1 shares
Sold	1,223,443	$15,316,020	1,240,005	$15,912,324
Distributions reinvested	618,089	7,634,468	574,275	7,249,958
Repurchased	(1,656,180)	(20,696,337)	(1,850,923)	(23,573,213)
Net increase (decrease)	185,352	$2,254,151	(36,643)	($410,931)

Class NAV shares
Sold	1,845,540	$23,050,830	2,774,328	$35,478,944
Distributions reinvested	3,782,508	46,653,058	3,453,586	43,547,538
Repurchased	(22,945,996)	(288,926,235)	(1,775,331)	(22,399,983)
Net increase (decrease)	(17,317,948)	($219,222,347)	4,452,583	$56,626,499

Total net increase (decrease)	(17,132,596)	($216,968,196)	4,415,940	$56,215,568

Value Fund	Year ended 8/31/14		Year ended 8/31/13
	Shares	Amount	Shares	Amount

Class NAV shares
Sold	4,848,855	$57,922,395	12,716,361	$143,867,984
Distributions reinvested	1,945,730	22,667,758	2,051,297	18,995,013
Repurchased	(1,955,069)	(24,089,364)	(1,414,321)	(14,427,073)
Net increase	4,839,516	$56,500,789	13,353,337	$148,435,924

Total net increase	4,839,516	$56,500,789	13,353,337	$148,435,924

Affiliates of the Trust owned shares of beneficial interest in the following funds on August 31, 2014:

Fund	Class	% of Class

Fundamental Global Franchise Fund	Class A	100%
Fundamental Global Franchise Fund	Class I	19%
Global Equity Fund	Class A	100%
Global Equity Fund	Class I	4%
Lifestyle II Aggressive Portfolio	Class 1	2%
Lifestyle II Aggressive Portfolio	Class R6	100%
Lifestyle II Growth Portfolio	Class 1	1%
Lifestyle II Growth Portfolio	Class R6	100%
Lifestyle II Conservative Portfolio	Class 1	4%

343

FUND SHARE TRANSACTIONS, CONTINUED

Fund	Class	% of Class

Lifestyle II Conservative Portfolio	Class R6	100%
Lifestyle II Balanced Portfolio	Class 1	1%
Lifestyle II Balanced Portfolio	Class R6	100%
Lifestyle II Moderate Portfolio	Class 1	5%
Lifestyle II Moderate Portfolio	Class R6	100%

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, are aggregated below for the year ended August 31, 2014. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the year ended August 31, 2014.

	PURCHASES		SALES AND MATURITIES
	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	$535,903,087	$843,831,810	$573,073,565	$795,059,278
All Cap Core Fund	—	1,652,922,412	—	1,590,967,624
Alpha Opportunities Fund	—	1,975,874,391	—	1,793,215,667
Asia Pacific Total Return Bond Fund	—	147,735,951	—	123,368,060
Blue Chip Growth Fund	—	843,138,649	—	977,653,916
Capital Appreciation Fund	—	962,255,132	—	1,070,294,968
Capital Appreciation Value Fund	103,432,716	989,630,614	75,223,712	1,211,209,596
Core Bond Fund	1,285,725,902	627,124,797	1,218,996,914	761,074,430
Equity-Income Fund	—	477,175,296	—	276,179,859
Fundamental Global Franchise Fund	—	53,577,150	—	85,673,103
Global Bond Fund	71,800,811	465,736,674	65,807,133	449,687,693
Global Equity Fund	—	305,341,423	—	272,048,340
Global Real Estate Fund	—	310,173,394	—	315,991,112
Health Sciences Fund	—	349,106,643	—	452,849,289
High Yield Fund	543,684	750,442,411	540,783	949,100,419
International Growth Opportunities Fund	—	222,841,396	—	105,807,169
International Growth Stock Fund	—	165,664,064	—	201,346,023
International Small Cap Fund	—	148,049,952	—	172,185,342
International Value Fund	—	706,056,035	—	532,852,647
Investment Quality Bond Fund	175,797,895	257,728,261	259,171,849	285,872,317
Lifestyle II Aggressive Portfolio	—	4,748,649	—	20,129
Lifestyle II Balanced Portfolio	—	8,821,041	—	43,489
Lifestyle II Conservative Portfolio	—	2,529,735	—	62,475
Lifestyle II Growth Portfolio	—	10,472,379	—	457,107
Lifestyle II Moderate Portfolio	—	2,069,861	—	39,662
Mid Cap Stock Fund	—	1,669,775,390	—	1,728,979,427
Mid Value Fund	—	461,306,484	—	383,689,721
Real Estate Equity Fund	—	33,824,442	—	40,544,897
Real Estate Securities Fund	—	551,633,953	—	590,928,936
Real Return Bond Fund	217,740,095	75,159,929	193,671,622	42,349,224
Science & Technology Fund	—	886,645,794	—	984,711,656
Short Term Government Income Fund	33,313,666	94,566,168	32,122,596	85,651,318
Small Cap Growth Fund	—	220,549,083	—	229,469,940
Small Cap Opportunities Fund	—	59,326,432	—	66,797,699
Small Company Growth Fund	—	60,144,415	—	67,887,279
Small Company Value Fund	—	79,239,220	—	92,464,602
Spectrum Income Fund	88,021,438	508,880,953	77,653,935	652,799,510
Strategic Equity Allocation Fund	—	1,550,097,356	—	963,850,274
Total Return Fund	2,778,251,015	874,614,807	3,222,352,430	327,588,563
U.S. High Yield Bond Fund	—	337,148,042	—	563,143,987
Value Fund	—	213,573,933	—	169,436,799

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets at August 31, 2014.

FUND		FUND

Active Bond Fund	94.1%	Fundamental Global Franchise Fund	99.8%
All Cap Core Fund	100.0%	Global Bond Fund	88.8%
Alpha Opportunities Fund	100.0%	Global Equity Fund	99.3%
Asia Pacific Total Return Bond Fund	100.0%	Global Real Estate Fund	99.0%
Blue Chip Growth Fund	67.6%	Health Sciences Fund	100.0%
Capital Appreciation Fund	65.6%	High Yield Fund	47.1%
Capital Appreciation Value Fund	100.0%	International Growth Opportunities Fund	100.0%
Core Bond Fund	81.7%	International Growth Stock Fund	99.4%
Equity Income Fund	82.3%	International Small Cap Fund	83.4%

344

INVESTMENT BY AFFILIATED FUNDS, CONTINUED

FUND		FUND

International Value Fund	75.6%	Small Cap Opportunities Fund	64.9%
Investment Quality Bond Fund	87.0%	Small Company Growth Fund	100.0%
Mid Cap Stock Fund	78.6%	Small Company Value Fund	71.8%
Mid Value Fund	100.0%	Spectrum Income Fund	100.0%
Real Estate Equity Fund	100.0%	Strategic Equity Allocation Fund	100.0%
Real Return Bond Fund	81.6%	Total Return Fund	63.9%
Science & Technology Fund	100.0%	U.S. High Yield Bond Fund	80.4%
Short Term Government Income Fund	100.0%	Value Fund	100.0%
Small Cap Growth Fund	100.0%

9. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Lifestyle II Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2014, the funds did not hold 5% or more of any underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

	BEGINNING			ENDING	INCOME	CAPITAL GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
Portfolio	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	—	233,648	(928)	232,720	—	—	$2	$3,248,768
Lifestyle II Balanced Portfolio
Strategic Equity Allocation	—	258,285	(12)	258,273	—	—	$4	$3,605,496
Lifestyle II Conservative Portfolio
Strategic Equity Allocation	—	24,394	(1,730)	22,664	—	—	$130	$316,386
Lifestyle II Growth Portfolio
Strategic Equity Allocation	—	415,031	(16,633)	398,398	—	—	$506	$5,561,636
Lifestyle II Moderate Portfolio
Strategic Equity Allocation	—	41,538	(527)	41,011	—	—	($56)	$572,517

10. DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2014.

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 8-31-14

Alpha Opportunities Fund	Apigee Corp., Series H	4/17/2014	$817,436	—	280,906	0.0%*	$817,436
	Bought: 280,906 shares
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	—	28,981	0.0%*	$806,483
	Bought: 28,981 shares
Alpha Opportunities Fund	ConforMIS, Inc.	8/12/2014	$471,688	—	58,961	0.0%*	$471,688
	Bought: 58,961 shares
Alpha Opportunities Fund	Datalogix Holdings, Inc.	5/22/2014	$996,257	—	96,724	0.1%	$996,257
	Bought: 96,724 shares
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	—	1,637	0.0%*	$20,741
	Bought: 1,637 shares
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	—	491	0.0%*	$6,221
	Bought: 491 shares
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	—	1,177	0.0%*	$14,913
	Bought: 1,177 shares
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	—	30,429	0.0%*	$385,535
	Bought: 30,429 shares
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	—	20,535	0.0%*	$326,712
	Bought: 20,535 shares
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	—	381,964	0.0%*	$604,000
	Bought: 381,964 shares
Alpha Opportunities Fund	LendingClub Corp., Series D	4/15/2014	$372,593	—	18,316	0.0%*	$372,593
	Bought: 18,316 shares
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	$900,574	—	184,771	0.0%*	$900,574
	Bought: 184,771 shares
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	$583,926	—	51,118	0.0%*	$583,926
	Bought: 51,118 shares

345

DIRECT PLACEMENT SECURITIES, CONTINUED

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 8-31-14

Alpha Opportunities Fund	New Relic, Inc., Series F	4/16/2014	$621,907	—	21,494	0.0%*	$621,907
	Bought: 21,494 shares
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	$938,478	—	70,054	0.0%*	$938,478
	Bought: 70,054 shares
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	—	119,359	0.1%	$1,877,028
	Bought: 119,359 shares
Alpha Opportunities Fund	The Honest Company, Inc.	8/20/2014	$525,913	—	19,437	0.0%*	$525,913
	Bought: 19,437 shares
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	$4,229,225	—	69,284	0.2%	$4,299,225
	Bought: 69,284 shares
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	$752,670	—	40,760	0.0%*	$752,670
	Bought: 40,760 shares
Health Sciences Fund	Calithera Biosciences, Inc.	10/7/2013	$161,981	—	924,549	0.0%*	$161,981
	Bought: 924,549 shares
Health Sciences Fund	Diplomat Pharmacy, Inc., Series A	1/23/2014	$996,240	—	7	0.2%	$996,240
	Bought: 7 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	—	63,738	0.1%	$307,268
	Bought: 63,738 shares
Health Sciences Fund	Spark Therapeutics, Inc.	5/23/2014	$151,834	—	94,307	0.0%*	$151,834
	Bought: 94,307 shares
Mid Cap Stock Fund	Apigee Corp., Series H	4/17/2014	$5,464,398	—	1,877,800	0.3%	$5,464,398
	Bought: 1,877,800 shares
Mid Cap Stock Fund	ConforMIS, Inc.	8/12/2014	$2,977,848	—	372,231	0.2%	$2,977,848
	Bought: 372,231 shares
Mid Cap Stock Fund	Datalogix Holdings, Inc.	5/22/2014	$6,639,071	—	644,570	0.4%	$6,639,071
	Bought: 644,570 shares
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	—	10,938	0.0%*	$138,534
	Bought: 10,938 shares
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	—	3,276	0.0%*	$41,507
	Bought: 3,276 shares
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	—	7,860	0.0%*	$99,586
	Bought: 7,860 shares
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	—	203,275	0.2%	$2,575,494
	Bought: 203,275 shares
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	—	2,576,993	0.2%	$4,074,999
	Bought: 2,576,993 shares
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	$5,662,360	—	1,161,748	0.3%	$5,662,360
	Bought: 1,161,748 shares
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	$3,902,691	—	341,649	0.2%	$3,902,691
	Bought: 341,649 shares
Mid Cap Stock Fund	New Relic, Inc., Series F	4/16/2014	$2,558,778	—	88,435	0.2%	$2,558,778
	Bought: 88,435 shares
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	$3,669,904	—	273,945	0.2%	$3,669,904
	Bought: 273,945 shares
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	—	529,764	0.5%	$8,073,603
	Bought: 529,764 shares
Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	—	368,950	0.3%	$5,802,071
	Bought: 368,950 shares
Mid Cap Stock Fund	The Honest Company, Inc.	8/20/2014	$3,317,036	—	122,593	0.2%	$3,317,036
	Bought: 122,593 shares
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	$16,434,339	—	264,847	1.0%	$16,434,339
	Bought: 264,847 shares
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	$4,702,489	—	254,658	0.3%	$4,702,489
	Bought: 254,658 shares
Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	—	5,959	0.0%*	$95,344
	Bought: 5,959 shares
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	—	4,105	0.0%*	$65,680
	Bought: 4,105 shares
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	—	21,437	0.0%*	$342,992
	Bought: 21,437 shares

346

DIRECT PLACEMENT SECURITIES, CONTINUED

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of fund’s	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 8-31-14

Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	—	10,460	0.0%*	$167,360
	Bought: 10,460 shares
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	—	28,006	0.0%*	$448,096
	Bought: 28,006 shares
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	—	20,711	0.0%*	$331,376
	Bought: 20,711 shares
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	—	45,681	0.1%	$1,271,211
	Bought: 45,681 shares
Small Cap Growth Fund	Apigee Corp., Series H	4/17/2014	$758,419	—	260,625	0.3%	$758,419
	Bought: 260,625 shares
Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	—	33,122	0.4%	$921,719
	Bought: 33,122 shares
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	—	1,234	0.0%*	$15,635
	Bought: 1,234 shares
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	—	370	0.0%*	$4,688
	Bought: 370 shares
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	—	887	0.0%*	$11,238
	Bought: 887 shares
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	—	22,933	0.1%*	$290,561
	Bought: 22,933 shares
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	$530,100	—	39,570	0.2%	$530,100
	Bought: 39,570 shares
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	—	36,727	0.2%	$577,565
	Bought: 36,727 shares
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	—	162,887	0.1%	$229,671
	Bought: 162,887 shares
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	—	221,826	0.3%	$616,676
	Bought: 221,826 shares
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	$562,379	—	30,455	0.2%	$562,379
	Bought: 30,455 shares

* Less than 0.05%

11. OTHER MATTERS The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The Court has not yet issued a decision on the appeal.

The potential amount sought to be recovered by the plaintiffs in these two actions from the Equity-Income Fund, the Index 500 Fund, and the Spectrum Income Fund is unknown, but it includes approximately $11,971,400, $65,824, and $2,091,000, respectively, representing the proceeds that the funds received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The funds cannot predict the outcome of this proceeding. The funds are currently assessing the case and have not yet determined the effect, if any, on the funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the funds, or if the funds were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the Funds’ net asset value.

347

John Hancock Funds II

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (as listed in the Table of Contents on Page 2) which are part of John Hancock Funds II (the “Trust”) at August 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, brokers, agent banks and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2014

348

John Hancock Funds II

Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2014.

Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2014:

Fund	Foreign Sourced Income	Foreign Tax Credit

Asia Pacific Total Return Bond Fund	$19,219,444	$332,557
International Growth Opportunities Fund	16,370,255	1,406,883
International Growth Stock Fund	19,162,899	1,246,078
International Small Cap Fund	11,603,467	1,179,817
International Value Fund	47,497,880	3,124,479

Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.

Fund	Capital Gains

Active Bond Fund	$8,440,130
Alpha Opportunities Fund	47,611,093
Asia Pacific Total Return Bond Fund	64,029
Blue Chip Growth Fund	51,044,623
Capital Appreciation Fund	103,837,880
Capital Appreciation Value Fund	168,188,183
Core Bond Fund	1,983,187
Equity-Income Fund	10,584,530
Fundamental Global Franchise Fund	7,205,010
Health Sciences Fund	91,837,195
International Growth Opportunities Fund	4,920,537
Investment Quality Bond Fund	2,841,383
Mid Cap Stock Fund	97,250,317
Mid Value Fund	20,995,462
Real Estate Securities Fund	39,418,193
Small Cap Growth Fund	15,545,077
Small Cap Opportunities Fund	17,029,050
Small Company Growth Fund	6,697,038
Small Company Value Fund	2,138,107
Spectrum Income Fund	25,819,907
Strategic Equity Allocation Fund	57,106,332
Total Return Fund	28,451,241
U.S. High Yield Bond Fund	10,899,268
Value Fund	19,189,198

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

349

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and each Subadvi-sory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the prosposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

The advisory agreements and subadvisory agreements for the Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio were not considered for renewal at this time because these portfolios recently commenced operations.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meeting a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvi-sors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

350

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data.

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Lifestyle Portfolios (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered (i) informaton presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Fund of Funds may invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex except as discussed below (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The Funds that are not Participating Portfolios are each of the fund of funds in the fund complex. These Funds of Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees

351

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Sub-advisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvi-sors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Sub-advisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subad-visors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks and each Fund’s overall performance is satisfactory, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

352

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subad-visory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

***

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subad-visory Agreement with respect to each Fund for an additional one-year period.

353

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Active Bond Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board took into account
	outperformed for the one-, three-	not provided due to limited size	management’s discussion of the
(Declaration Management &	and five-year periods.	of Lipper peer group for this	Fund’s performance. The Board
Research LLC)		purpose.	noted the Fund’s favorable
	Lipper Category — The Fund		performance relative to the
(John Hancock Asset Management	outperformed the average for the	Net management fees for this	benchmark index for the one-,
(United States))	one- and five-year periods and	Fund are higher than the peer	three- and five-year periods and
	underperformed the average for	group median.	to the peer group for the one-
	the three-year period.		and five-year periods, as well as
		Total expenses for this Fund are	over the ten-year period ended
		higher than the peer group	December 31, 2013.
median.
The Board took into account
management’s discussion of the
Fund’s expenses.

All Cap Core Fund	Benchmark Index — The Fund	The subadvisor fees for this	The Board noted the Fund’s
	outperformed for the one- and	Fund are equal to the peer group	favorable performance relative to
(QS Investors LLC)	three-year periods and	median.	the benchmark index for the
	underperformed for the five-year		one- and three-year periods and
	period.	Net management fees for this	relative to the peer group for the
		Fund are higher than the peer	one-, three- and five-year
	Lipper Category — The Fund	group median.	periods.
outperformed the average for the
	one- and three- and five-year	Total expenses for this Fund are	The Board took into account
	periods.	higher than the peer group	management’s discussion of the
		median.	Fund’s expenses.

Alpha Opportunities Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one- and	not provided due to limited size	favorable performance relative to
(Wellington Management Company,	five-year periods and	of Lipper peer group for this	the benchmark index for the
LLP)	underperformed for the three-	purpose.	one- and five-year periods and to
	year period.		the peer group for the one-,
		Net management fees for this	three- and five-year periods.
	Lipper Category — The Fund	Fund are higher than the peer
	outperformed the average for the	group median.	The Board took into account
	one- and three- and five-year		management’s discussion of the
	periods	Total expenses for this Fund are	Fund’s expenses.
higher than the peer group
		median.	The Board also noted that the
Adviser had agreed to implement
a three basis point voluntary
advisory fee waiver.

354

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Asia Pacific Total Return Bond Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board took into account
	underperformed for the period	not provided due to limited size	management’s discussion of the
(John Hancock Asset Management	since its inception.	of Lipper peer group for this	Fund’s performance, including
(United States))		purpose.	the differences between the
	Lipper Category — The Fund		investment policies of the Fund
	underperformed the average for	Net management fees for this	and those of its peer group.
	the period since inception.	Fund are higher than the peer
		group median.	The Board also noted that the
Fund has a limited performance
		Total expenses for this Fund are	history (inception January 2013).
higher than the peer group
		median.	The Board also took into account
management’s discussion of the
Fund’s expenses; including action
taken that will further reduce
certain fund expenses. The Board
also noted that the Fund is
subject to an expense cap until
December 31, 2014, which
reduces certain expenses of the
Fund.

Blue Chip Growth Fund	Benchmark Index — the Fund	The subadvisor fees for this	The Board noted the Fund’s
	outperformed for the one-, three-	Fund are higher than the peer	favorable performance relative to
(T. Rowe Price Associates, Inc.)	and five-year periods.	group median.	the benchmark index and to the
peer group for the one-, three-
	Lipper Category — The Fund	Net management fees for this	and five-year periods.
	outperformed the average for the	Fund are higher than the peer
	one-, three- and five-year	group median.	The Board took into account
	periods.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses, noting that the
		lower than the peer group	Fund is subject to a voluntary
		median.	fee waiver which reduces certain
expenses of the Fund.

Capital Appreciation Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board noted the favorable
	outperformed for the one-, three-	not provided due to limited size	performance of the Fund relative
(Jennison Associates LLC)	and five-year periods.	of Lipper peer group for this	to the benchmark index and the
		purpose.	peer group over all periods.
Lipper Category — The Fund
	outperformed the average for the	Net management fees for this	The Board took into account
	one-, three- and five-year	Fund are higher than the peer	management’s discussion of the
	periods.	group median.	Fund’s expenses.

Total expenses for this Fund are
lower than the peer group
median.

355

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Capital Appreciation Value Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-year	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	period	of Lipper peer group for this	the benchmark index and to the
		purpose.	peer group for the one-year
	Lipper Category — The Fund		period.
	outperformed the average for the	Net management fees for this
	one-year period.	Fund are higher than the peer	The Board took into account
		group median.	management’s discussion of the
Fund’s expenses, noting that the
		Total expenses for this Fund are	Fund is subject to a voluntary
		higher than the peer group	fee waiver which reduces certain
		median.	expenses of the Fund. Year-over-
year, the Fund’s net total
expenses have decreased five
basis points due to a decrease in
underlying fund expenses as well
as a rise in net assets.

Core Bond Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board took into account
	underperformed for the one-year	not provided due to limited size	management’s discussion of the
(Wells Capital Management	period and outperformed for the	of Lipper peer group for this	Fund’s performance, including
Incorporated)	three- and five-year periods.	purpose	the factors that contributed to
the Fund’s performance relative
	Lipper Category — The Fund	Net management fees for this	to peers.
	underperformed the average for	Fund are higher than the peer
	the one- and five-year periods	group median.	The Board noted the Fund’s
	and outperformed the average for		favorable performance relative to
	the three-year period.	Total expenses for this Fund are	the benchmark index for the
		lower than the peer group	three- and five-year periods and
		median.	relative to the peer group for the
three-year period.

The Board took into account
management’s discussion of the
Fund’s expenses.

Equity-Income Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	underperformed for the one- and	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	three-year periods and	of Lipper peer group for this	the benchmark index for the
	outperformed for the five-year	purpose.	five-year period and to the peer
	period.		group for the one-, three- and
		Net management fees for this	five-year periods.
	Lipper Category — The Fund	Fund are higher than the peer
	outperformed the average for the	group median.	The Board took into account
	one- three- and five-year periods.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses, noting that the
lower than the peer group
		median.	Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Fundamental Global Franchise Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted that the Fund
	underperformed for the one-year	not provided due to limited size	has a limited performance history
(John Hancock Asset Management	period	of Lipper peer group for this	(inception date of June 2012).
(United States))	.	purpose.
	Lipper Category — The Fund		The Board noted the Fund’s
	outperformed the average for the	Net management fees for this	favorable performance relative to
	one-year period.	Trust are lower than the peer	peer group for the one-year
		group median.	period.

		Total expenses for this Fund are	The Board also noted action
		lower than the peer group	taken that will further reduce
		median.	certain Fund expenses.

356

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Global Bond Fund	Benchmark Index — The Fund	The subadvisory fees for this	The Board took into account
	underperformed for the one-year	Fund are higher than the peer	management’s discussion of the
(Pacific Investment Management	period and outperformed for the	group median.	factors that contributed the
Company LLC)	three- and five-year periods.		Fund’s one-year performance,
		Net management fees for this	noting the Fund’s favorable
	Lipper Category — The Fund	Fund are higher than the peer	performance relative to the
	underperformed the average for	group median.	benchmark index and peer group
	the one-year period and		for the three- and five-year
	outperformed the average for the	Total expenses for this Fund are	periods.
	three- and five-year periods.	lower than the peer group
		median.	The Board took into account
management’s discussion of the
Fund’s expenses.

Global Equity Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board noted that the Fund
	outperformed for the one-year	not provided due to limited size	has a relatively limited
(John Hancock Asset Management	period.	of Lipper peer group for this	performance history
(United States))		purpose	(commencing on May 31, 2013).
Lipper Category — The Fund
	outperformed the average for the	Net management fees for this	The Board took into account
	one-year period.	Fund are higher than the peer	management’s discussion of the
		group median.	Fund’s expenses; including action
taken that will further reduce
		Total expenses for this Fund are	certain fund expenses.
higher than the peer group
median.

Global Real Estate Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board took into account
	underperformed for the one-,	not provided due to limited size	management’s discussion of the
(Deutsche Investment Management	three and five-year periods.	of Lipper peer group for this	Fund’s performance, including
Americas, Inc./RREEF America, LLC)		purpose.	that the Fund outperformed its
	Lipper Category — The Fund		peer group for the one- and
	outperformed the average for the	Net management fees for this	three-year periods.
	one- and three-year periods and	Fund are higher than the peer
	underperformed the average for	group median.	The Board took into account
	the five-year period.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses; including action
		equal to the peer group median.	taken that will further reduce
certain Fund expenses.

The Board noted that
management had implemented a
voluntary asset-level based
advisory fee waiver and a
contractual asset-level based
subadvisory fee waiver effective
June 1, 2013 to be implemented
when the Fund reaches a certain
amount of assets under
management.

357

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Health Sciences Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	underperformed for the one-year	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	period.	of Lipper peer group for this	the peer group for the one-year
		purpose.	period.
Lipper Category — The Fund
	outperformed the average for the	Net management fees for this	The Board also noted that the
	one-year period.	Fund are higher than the peer	Fund has a relatively limited
		group median.	performance history.

		Total expenses for this Fund are	The Board took into account
		lower than the peer group	management’s discussion of the
		median.	Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

The Board also noted, that a
subadvisor fee decrease was
approved in March 2014, which
is expected to reduce total
expenses in the future.

High Yield Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board noted the Fund’s
	outperformed the one- and	not provided due to limited size	favorable performance relative to
(Western Asset Management	five-year periods and	of Lipper peer group for this	the benchmark index for the
Company)	underperformed for the three-	purpose.	one- and five-year periods and
	year period.		relative to the peer group for the
		Net management fees for this	one-, three- and five-year
	Lipper Category — The Fund	Fund are higher than the peer	periods.
	outperformed the average for the	group median.
	one-, three- and five-year		The Board took into account
	periods.	Total expenses for this Fund are	management’s discussion of the
		lower than the peer group	Fund’s expenses.
median.

International Growth Opportunities	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board noted the favorable
Fund	outperformed for the one-year	not provided due to limited size	performance of the Fund relative
	period.	of Lipper peer group for this	to the benchmark index and the
(Baillie Gifford)		purpose.	peer group.
Lipper Category — The Fund
	outperformed the average for the	Net management fees for this	The Board took into account
	one-year period.	Fund are higher than the peer	management’s discussion of the
		group median.	Fund’s expenses, including action
that will further reduce certain
		Total expenses for this Fund are	fund expenses.
lower than the peer group
median.

International Growth Stock Fund	Benchmark Index — The Fund	The subadvisory fees for this	The Board noted the Fund’s
	outperformed for the one- and	Fund are lower than the peer	favorable performance relative to
(Invesco Advisers Inc.)	three-year periods.	group median.	the benchmark index and to the
	Lipper Category — The Fund	The subadvisor fees for this	peer group for the one- and
	outperformed the average for the	Fund are lower than the peer	three-year periods.
	one- and three-year periods.	group median.
The Board noted action taken
		Net management fees for this	that will further reduce certain
		Fund are lower than the peer	Fund expenses.
group median.

Total expenses for this Fund are
lower than the peer group
median.

358

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

International Small Cap Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-, three-	not provided due to limited size	favorable performance relative to
(Franklin Templeton Investments	and five-year periods.	of Lipper peer group for this	the benchmark index for the
Corp.)		purpose	one-, three- and five-year periods
	Lipper Category — The Fund		and to the peer group for the
	underperformed the average for	Net management fees for this	five-year period.
	the one- and three-year periods	Fund are higher than the peer
	and outperformed the average for	group median.	The Board took into account
	the five-year period.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses and also noted
		lower than the peer group	that the Fund’s year-over-year net
		median.	total expenses have decreased by
two basis points.

The Board noted that action
taken that will further reduce
certain Fund expenses.

International Value Fund	Benchmark Index — The Fund	The subadvisor fees for this	The Board noted the Fund’s
	outperformed for the one-, three-	Fund are lower than the peer	favorable performance relative to
(Franklin Templeton Investment	and five-year periods.	group median.	the benchmark index and to the
Counsel, LLC)			peer group for the one-, three-
	Lipper Category — The Fund	Net management fees for this	and five-year periods.
	outperformed the average for the	Fund are higher than the peer
	one-, three- and five-year	group median.	The Board took into account
	periods.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses; including action
		lower than the peer group	taken that will further reduce
		median.	certain Fund expenses.

Investment Quality Bond Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-, three-	not provided due to limited size	favorable performance relative to
(Wellington Management Company,	and five-year periods.	of Lipper peer group for this	the benchmark index for the
LLP)		purpose.	one-, three- and five-year periods
	Lipper Category — The Fund		and to the peer group for the
	underperformed the average for	Net management fees for this	three- and five-year periods.
	the one-year period and	Fund are higher than the peer
	outperformed the average for the	group median.	The Board took into account
	three- and five-year periods.		management’s discussion of the
		Total expenses for this Fund are	Fund’s expenses.
lower than the peer group
median.

Mid Cap Stock Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-year	not provided due to limited size	favorable performance relative to
(Wellington Management Company,	period and underperformed for	of Lipper peer group for this	the benchmark index for the
LLP)	the three- and five-year periods.	purpose.	one-year period and to the peer
group for the one- and three-year
	Lipper Category — The Fund	Net management fees for this	periods.
	outperformed the average for the	Fund are higher than the peer
	one- and three-year periods and	group median.	The Board took into account
	underperformed the average for		management’s discussion of the
	the five-year period.	Total expenses for this Fund are	Fund’s expenses.
lower than the peer group
median.

359

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Mid Value Fund	Benchmark Index — the Fund	The subadvisor fees for this	The Board took into account
	underperformed for the one- and	Fund are higher than the peer	management’s discussion of the
(T. Rowe Price Associates, Inc.)	three-year periods.	group median.	Fund’s performance and the
reasons for the
	Lipper Category — The Fund	Net management fees for this	underperformance.
	underperformed the average for	Fund are higher than the peer
	the one- and three-year periods.	group median.	The Board noted that the Fund
has outperformed the benchmark
		Total expenses for this Fund are	index and peer group on a
		higher than the peer group	risk-adjusted basis for the three-
		median.	year period since inception.

The Board took into account
management’s discussion of the
Fund’s expenses, noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Real Estate Equity Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	underperformed for the three-	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	year period and outperformed	of Lipper peer group for this	the benchmark index for the
	the average for the one- and	purpose.	one- and five-year periods and to
	five-year period.		the peer group for the one-,
		Net management fees for this	three- and five-year periods.
	Lipper Category — The Fund	Fund are equal to the peer group
	outperformed the average for the	median.	The Board took into account
	one-, three- and five-year		management’s discussion of the
	periods.	Total expenses for this Fund are	Fund’s expenses, noting that the
		lower than the peer group	Fund is subject to a voluntary
		median.	fee waiver which reduces certain
expenses of the Fund.

Real Estate Securities Fund	Benchmark Index — The Fund	Subadvisory fee comparative data	The Board took into account
	underperformed for the one-,	not provided due to limited size	management’s discussion of the
(Deutsche Investment Management	three- and five-year periods.	of Lipper peer group for this	Fund’s performance, including
Americas, Inc./RREEF America, LLC)		purpose.	the factors that contributed to
	Lipper Category — The Fund		the Fund’s performance relative
	underperformed the average for	Net management fees for this	to the peer group and
	the one- and three-year periods	Fund are lower than the peer	benchmark index.
	and outperformed the average for	group median.
	the five-year period.		The Board noted the Fund’s
		Total expenses for this Fund are	favorable performance relative to
		lower than the peer group	the peer group for the five-year
		median.	period.

The Board noted that
management had implemented a
voluntary asset-level based
advisory fee waiver and a
contractual asset-level based
subadvisory fee waiver effective
June 1, 2013 to be implemented
when the Fund reaches a certain
amount of assets under
management.

360

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Real Return Bond Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board took into account
	underperformed for the one- and	not provided due to limited size	management’s discussion of the
(Pacific Investment Management	three-year periods and	of Lipper peer group for this	factors that contributed to the
Company LLC)	outperformed for the five-year	purpose.	Fund’s more recent relative
	period.		performance and noted the
		Net management fees for this	Fund’s favorable performance
	Lipper Category — The Fund	Fund are higher than the peer	relative to the benchmark index
	underperformed the average for	group median.	for the five-year period and peer
	the one-year period and		group for the three- and five-year
	outperformed the average for the	Total expenses for this Fund are	periods.
	three- and five-year periods.	higher than the peer group
		median.	The Board took into account
management’s discussion of the
Fund’s expenses.

Science & Technology Fund	Less than one year of	Subadvisor fee comparative data	The Board noted the Fund’s
	performance.	not provided due to limited size	outperformance relative to the
(Allianz Global Investors U.S. LLC		of Lipper peer group for this	Lipper index and peer group
T. Rowe Price Associates, LLC)		purpose	average for the period since
inception (February 28, 2013)
		Net management fees for this	through December 31, 2013. The
		Fund are higher than the peer	Board noted the favorable
		group median.	performance of the JHVIT
Science & Technology Trust, a
		Total expenses for this Fund are	fund managed by the
		lower than the peer group	subadvisors in a similar manner
		median.	for the one-, three- and five-year
periods ended December 31,
2013.

management’s discussion of the
Fund’s expenses noting that the
Fund is subject to a voluntary
fee waiver which reduces certain
expenses of the Fund.

Short Term Government Income	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board took into account
Fund	underperformed for the one- and	not provided due to limited size	management’s discussion of the
	three-year periods.	of Lipper peer group for this	Fund’s performance relative to
(John Hancock Asset Management		purpose.	the peer group, including the
(United States))	Lipper Category — The Fund		difference in the Fund’s strategy
	underperformed the average for	Net management fees for this	from many other funds in the
	the one-year period and	Fund are higher than the peer	peer group.
	outperformed the average for the	group median.
three-year period.
The Board also noted the
		Total expenses for this Fund are	relatively small range with
		equal to the peer group median.	respect to returns among the
peers.

The Board noted the Fund’s
favorable performance relative to
the peer group for the three-year
period and that it has ranked
median or better since inception.
The Board took into account
management’s discussion of the
Fund’s expenses.

361

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Small Cap Growth Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board took into account
	outperformed for the one-year	not provided due to limited size	management’s discussion of the
(Wellington Management Company,	period and underperformed for	of Lipper peer group for this	Fund’s performance. The Board
LLP)	the three- and five-year periods.	purpose.	noted the Fund’s favorable
performance relative the
	Lipper Category — The Fund	Net management fees for this	benchmark index for the one-
	outperformed the average for the	Fund are higher than the peer	year period and to the peer
	one- and three-year periods and	group median.	group for the one- and three-year
	underperformed the average for		periods.
	the five-year period.	Total expenses for this Fund are
		higher than the peer group	The Board took into account
		median.	management’s discussion of the
Fund’s expenses which is two
basis points above the peer
group median.

Small Cap Opportunities Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-, three-	not provided due to limited size	favorable performance relative to
(Invesco Advisers Inc.)	and five-year periods.	of Lipper peer group for this	the benchmark index and to the
		purpose.	peer group for the one-, three-
	Lipper Category — The Fund		and five-year periods.
	outperformed the average for the	Net management fees for this
	one-, three- and five-year	Fund are higher than the peer	The Board took into account
	periods.	group median.	management’s discussion of the
Fund’s expenses and the proposal
		Total expenses for this Fund are	by the Adviser to cap the
		lower than the peer group	expenses of certain of the Fund’s
		median.	share classes.

The Board also took into account
the proposal by the Adviser to
add additional subadvisors and
in connection therewith to
change the Fund’s investment
policies.

Small Company Growth Fund	Benchmark Index — The Fund	The subadvisor fees for this Trust	The Board noted the Fund’s
	underperformed for the one-year	are higher than the peer group	favorable performance relative to
(Invesco Advisers Inc.)	period and outperformed for the	median	the benchmark index and peer
	three- and five-year periods.		group for the longer term three-
		Net management fees for this	and five-year periods.
	Lipper Category — The Fund	Fund are higher than the peer
	underperformed the average for	group median.	The Board took into account
	the one-year period and		management’s discussion of the
	outperformed the average for the	Total expenses for this Fund are	Fund’s expenses.
	three- and five-year periods.	lower than the peer group
median.

Small Company Value Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	underperformed for the one-year	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	period and outperformed for the	of Lipper peer group for this	the benchmark index for the
	three- and five-year periods.	purpose.	three- and five-year periods.

	Lipper Category — The Fund	Net management fees for this	The Board took into account
	underperformed the average for	Fund are higher than the peer	management’s discussion of the
	the one-, three- and five-year	group median.	Fund’s expenses, noting that the
	periods.		Fund is subject to a voluntary
		Total expenses for this Fund are	fee waiver which reduces certain
		higher than the peer group	expenses of the Fund.
median.
The Board also took into account
management’s discussion of
underlying Fund expenses.

362

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014
(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

Spectrum Income Fund	Benchmark Index — the Fund	Subadvisor fee comparative data	The Board noted the Fund’s
	outperformed for the one-, three-	not provided due to limited size	favorable performance relative to
(T. Rowe Price Associates, Inc.)	and five-year periods.	of Lipper peer group for this	the benchmark index for the
		purpose.	one-, three- and five-year
	Lipper Category — The Fund		periods.
	underperformed the average for	Net management fees for this
	the one-, three- and five-year	Fund are higher than the peer	The Board took into account
	periods.	group median.	management’s discussion of the
Fund’s expenses, noting that the
		Total expenses for this Fund are	Fund is subject to a voluntary
		equal to the peer group median.	fee waiver which reduces certain
expenses of the Fund.

Strategic Income Opportunities	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board noted the Fund’s
Fund	outperformed for the one- and	not provided due to limited size	favorable performance relative to
	three-year periods.	of Lipper peer group for this	the benchmark index and peer
(John Hancock Asset Management		purpose	group for the one- and three-
(United States))	Lipper Category — The Fund		year periods.
	outperformed the average for the	Net management fees for this
	one- and three-year periods.	Fund are higher than the peer	The Board took into account
		group median.	management’s discussion of the
Fund’s expenses.
Total expenses for this Fund are
		higher than the peer group	The Board also noted that the
		median.	Fund is subject to an expense
cap until December 2014, which
reduces certain expenses of the
Fund and that the Adviser has
proposed to waive a portion of
the advisory fee.

Total Return Fund	Benchmark Index — The Fund	Subadvisor fee comparative data	The Board took into account
	outperformed for the one-, three-	not provided due to limited size	management’s discussion of the
(Pacific Investment Management	and five-year periods.	of Lipper peer group for this	Fund’s relative performance,
	Lipper Category — The Fund	purpose	including the differences in the
Company LLC)	underperformed the average for		Fund’s investment strategies from
	the one-, three- and five-year	Net management fees for this	the peer group.
	periods.	Fund are higher than the peer
		group median.	The Board noted the Fund’s
favorable performance relative to
		Total expenses for this Fund are	the benchmark index for the
		equal to the peer group median.	one-, three- and five-year
periods.

The Board also took into account
that the Adviser had agreed to
implement a two basis point
voluntary advisory fee waiver
effective June 1, 2013.

363

John Hancock Funds II

PORTFOLIO	Performance of Trust,		2014

(SUBADVISER)	as of December 31, 2013	Fees and Expenses	Comments

U.S. High Yield Bond Fund	Benchmark Index — The Fund	The subadvisor fees for this	The Board took into account
	underperformed for the one-,	Fund are equal to the peer group	management’s discussion of the
(Wells Capital Management	three- and five-year periods.	median.	Fund’s performance, including
Incorporated)			the differences between the
	Lipper Category — The Fund	Net management fees for this	investment strategies of the Fund
	underperformed the average for	Fund are higher than the peer	and those of its benchmark
	the one-, three- and five-year	group median.	index and peer group.
periods.
		Total expenses for this Fund are	The Board further considered
		lower than the peer group	that on a risk-adjusted basis, the
		median	Fund’s performance is generally
in line with expectations.

The Board took into account
management’s discussion of the
Fund’s expenses.

Value Fund	Benchmark Index — The Fund	The subadvisor fees for this	The Board noted the Fund’s
	outperformed for the one-, three-	Fund are lower than the peer	favorable performance relative to
(Invesco Advisers Inc.)	and five-year periods.	group median.	the benchmark index and peer
group for the one-, three- and
	Lipper Category — The Fund	Net management fees for this	five-year periods.
	outperformed the average for the	Fund are lower than the peer
	one-, three- and five-year	group median.
periods.
Total expenses for this Fund are
lower than the peer group
median.

364

John Hancock Funds II

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

James M. Oates	Trustee and Chairperson of the	Managing Director, Wydown Group (financial consulting firm) (since
Born: 1946	Board	1994); Chairman and Director, Emerson Investment Management,
	(since 2005)	Inc. (since 2000); Independent Chairman, Hudson Castle Group,
Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996);
Director, Investor Financial Services Corporation (1995-2007);
Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[2]
(since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since
2004) and Chairperson of the Board (since 2005), John Hancock
Variable Insurance Trust; Trustee and Chairperson of the Board, John
Hancock Funds II (since 2005).

Charles L. Bardelis[3]	Trustee	Director, Island Commuter Corp. (marine transport).
Born: 1941	(since 2005)	Trustee, John Hancock retail funds[2] (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust (since 1988); Trustee, John
Hancock Funds II (since 2005).
Peter S. Burgess[3]	Trustee	Consultant (financial, accounting, and auditing matters) (since
Born: 1942	(since 2005)	1999); Certified Public Accountant; Partner, Arthur Andersen
(independent public accounting firm) (prior to 1999); Director,
Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); Director, PMA Capital
Corporation (2004-2010).

Trustee, John Hancock retail funds[2] (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

William H. Cunningham	Trustee	Professor, University of Texas, Austin, Texas (since 1971); former
Born: 1944	(since 2012 and 2005-2006)	Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy
Corporation (since 2009); Director, Southwest Airlines (since 2000);
former Director, Introgen (manufacturer of biopharmaceuticals)
(until 2008); former Director, Hicks Acquisition Company I, Inc.
(until 2007); former Director, Texas Exchange Bank, SSB (formerly
Bank of Crowley) (until 2009); former Advisory Director, JPMorgan
Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[2] (since 1986); Trustee, John
Hancock Variable Insurance Trust (since 2012); Trustee, John
Hancock Funds II (2005-2006 and since 2012).

365

John Hancock Funds II

Trustees and officers information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Grace K. Fey	Trustee	Chief Executive Officer, Grace Fey Advisors (since 2007); Director
Born: 1946	(since 2008)	and Executive Vice President, Frontier Capital Management
Company (1988-2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[2] (since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2008).

Theron S. Hoffman[3]	Trustee	Chief Executive Officer, T. Hoffman Associates, LLC (consulting
Born: 1947	(since 2008)	firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management
(investment management consulting firm) (2006-2008); Senior
Managing Director, Partner, and Operating Head, Putnam
Investments (2000-2003); Executive Vice President, The Thomson
Corp. (financial and legal information publishing) (1997-2000).

Trustee, John Hancock retail funds[2] (since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2008).

Deborah C. Jackson	Trustee	President, Cambridge College, Cambridge, Massachusetts (since
Born: 1952	(since 2012)	2011); Chief Executive Officer, American Red Cross of Massachusetts
Bay (2002-2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student
Assistance Corporation (1996-2009); Board of Directors of Boston
Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim
Healthcare (health benefits company) (2007-2011).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Hassell H. McClellan	Trustee	Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge
Born: 1945	(since 2005)	Series Funds) (since 2008); Director, The Barnes Group (since
2010); Associate Professor, The Wallace E. Carroll School of
Management, Boston College (retired 2013).

Trustee, John Hancock retail funds[2] (since 2012); Trustee, John
Hancock Funds III (2005-2006 and since 2012); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

Steven R. Pruchansky	Trustee and Vice Chairperson	Chairman and Chief Executive Officer, Greenscapes of Southwest
Born: 1944	of the Board	Florida, Inc. (since 2000); Director and President, Greenscapes of
	(since 2012)	Southwest Florida, Inc. (until 2000); Member, Board of Advisors,
First American Bank (until 2010); Managing Director, Jon James,
LLC (real estate) (since 2000); Director, First Signature Bank & Trust
Company (until 1991); Director, Mast Realty Trust (until 1994);
President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011-2012),
John Hancock retail funds[2] ; Trustee and Vice Chairperson of the
Board, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

366

John Hancock Funds II

Trustees and officers information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Gregory A Russo	Trustee	Director and Audit Committee Chairman (since 2012), and Member,
Born: 1949	(since 2012)	Audit Committee and Finance Committee (since 2011), NCH
Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings,
Inc. (nonprofit continuing care community) (since 2012); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-
2006); Vice Chairman, Industrial Markets, KPMG (1998-2002);
Chairman and Treasurer, Westchester County, New York, Chamber of
Commerce (1986-1992); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1989-1995);
Director and Chairman of Fundraising Campaign, United Way of
Westchester and Putnam Counties, New York (1990-1995).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John
Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

NON-INDEPENDENT TRUSTEES[4]

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust[1]	Other Directorships During Past Five Years

Craig Bromley	Trustee	President, John Hancock Financial Services (since 2012); Senior
Born: 1966	(since 2012)	Executive Vice President and General Manager, U. S. Division,
Manulife Financial Corporation (since 2012); President and Chief
Executive Officer, Manulife Insurance Company (Manulife (Japan))
(2005-2012, including prior positions).

Trustee, John Hancock retail funds[2] and John Hancock Variable
Insurance Trust (since 2012).

Warren A. Thomson	Trustee	Senior Executive Vice President and Chief Investment Officer,
Born: 1955	(since 2012)	Manulife Financial Corporation and The Manufacturers Life
Insurance Company (since 2009); Chairman and Chief Executive
Officer, Manulife Asset Management (since 2001, including prior positions); Director (since 2006), and President and Chief Executive
Officer (since 2013), Manulife Asset Management Limited; Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds[2] and John Hancock Variable
Insurance Trust (since 2012).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust	Other Directorships During Past Five Years

Andrew G. Arnott	President (since 2014); Executive	Senior Vice President, John Hancock Financial Services (since 2009);
Born: 1971	Vice President	Director and Executive Vice President, John Hancock Advisers, LLC
	(2007-2014, including prior	(since 2005, including prior positions); Director and Executive Vice
	positions)	President, John Hancock Investment Management Services, LLC
(since 2006, including prior positions); President, John Hancock
Funds, LLC (since 2004, including prior positions); President, John
Hancock retail funds[2] and John Hancock Variable Insurance Trust
(since 2007, including prior positions).

367

John Hancock Funds II

Trustees and officers information

Principal Occupation(s) and
Name, Year of Birth	Position with the Trust	Other Directorships During Past Five Years

John J. Danello	Senior Vice President	Vice President and Chief Counsel, John Hancock Wealth
Born: 1955	(since 2006, including prior	Management (since 2005); Senior Vice President (since 2007) and
	positions),	Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and
	Secretary and Chief Legal Officer	The Berkeley Financial Group, LLC; Senior Vice President (since
	(since 2014)	2006, including prior positions) and Chief Legal Officer and
Secretary (since 2014), John Hancock retail funds[2] and John
Hancock Variable Insurance Trust; Vice President, John Hancock Life
& Health Insurance Company (since 2009); Vice President, John
Hancock Life Insurance Company (USA) and John Hancock Life
Insurance Company of New York (since 2010); and Senior Vice
President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC.

Francis V. Knox, Jr.	Chief Compliance Officer	Vice President, John Hancock Financial Services (since 2005); Chief
Born: 1947	(since 2005)	Compliance Officer, John Hancock retail funds[2] , John Hancock
Variable Insurance Trust, John Hancock Advisers, LLC, and John
Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo	Chief Financial Officer	Vice President, John Hancock Financial Services (since 2008); Senior
Born: 1957	(since 2007)	Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds[2] and John Hancock Variable
Insurance Trust(since 2007).

Salvatore Schiavone	Treasurer	Assistant Vice President, John Hancock Financial Services (since
Born: 1965	(2007-2009 and since 2010,	2007); Vice President, John Hancock Advisers, LLC and John
	including prior positions)	Hancock Investment Management Services, LLC (since 2007);
Treasurer, John Hancock retail funds[2] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust (2007-
2009 and since 2010, including prior positions).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2 John Hancock retail funds is composed of John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
3 Member of the audit committee.
4 Because Messr. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the
Investment Company Act of 1940.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the fund and is available without charge, upon request, by calling 1-800-225-5291.

368

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY The Trust’s proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

QUARTERLY PORTFOLIO DISCLOSURE The funds’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The funds’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

369

Management of the trust

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

* Member of the Audit Committee
† Non-Independent Trustee

Officers

Investment advisor

John Hancock Advisers, LLC
Boston, Massachusetts

Principal distributor

John Hancock Distributors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2A 8/14
10/14

John Hancock
Retirement Living Portfolios

Annual report 8/31/14

John Hancock
INVESTMENTS

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A1	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1 year	13.71%	19.44%	19.70%	19.44%	19.94%	20.23%	20.29%	20.14%	25.25%	5.66%	24.21%

Since inception	7.04%	8.85%	9.03%	8.91%	9.24%	9.41%	9.44%	9.39%	14.75%	3.89%	14.22%

Cumulative returns

1 year	13.71%	19.44%	19.70%	19.44%	19.94%	20.23%	20.29%	20.14%	25.25%	5.66%	24.21%

Since inception	25.53%	32.78%	33.51%	33.03%	34.36%	35.07%	35.20%	34.97%	58.37%	13.61%	55.97%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	2.90	13.84	12.90	16.72	16.40	3.44	9.06	0.99
Net (%)	1.17	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.

2 For certain types of investors, as described in the portfolio’s prospectuses.

8	Retirement Living Portfolios | Annual report

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.73%	19.39%	19.76%	19.58%	20.04%	20.27%	20.46%	20.29%	25.25%	5.66%	24.21%

5-year	11.74%	12.66%	11.95%	12.77%	13.13%	13.44%	12.76%	13.39%	16.88%	4.48%	16.28%

Since inception	4.86%	5.32%	4.34%	5.42%	5.74%	6.04%	5.06%	6.03%	7.18%	5.13%	7.16%

Cumulative returns

1-year	13.73%	19.39%	19.76%	19.58%	20.04%	20.27%	20.46%	20.29%	25.25%	5.66%	24.21%

5-year	74.22%	81.48%	75.87%	82.39%	85.27%	87.88%	82.30%	87.47%	118.10%	24.50%	112.59%

Since inception	45.06%	50.13%	39.59%	51.32%	54.98%	58.45%	47.26%	58.23%	72.29%	48.01%	71.99%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.39	2.55	12.95	2.65	3.16	1.87	1.98	0.89
Net (%)	1.14	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	9

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.83%	19.45%	19.75%	19.58%	20.03%	20.36%	20.34%	20.27%	25.25%	5.66%	24.21%

5-year	11.73%	12.66%	12.09%	12.78%	13.13%	13.44%	12.73%	13.42%	16.88%	4.48%	16.28%

Since inception	4.88%	5.35%	4.57%	5.43%	5.76%	6.06%	5.06%	6.04%	7.18%	5.13%	7.16%

Cumulative returns

1-year	13.83%	19.45%	19.75%	19.58%	20.03%	20.36%	20.34%	20.27%	25.25%	5.66%	24.21%

5-year	74.12%	81.51%	76.93%	82.48%	85.27%	87.86%	82.02%	87.68%	118.10%	24.50%	112.59%

Since inception	45.30%	50.50%	41.94%	51.36%	55.14%	58.59%	47.28%	58.38%	72.29%	48.01%	71.99%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.38	2.33	10.46	1.98	3.46	1.26	1.88	0.89
Net (%)	1.14	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

10	Retirement Living Portfolios | Annual report

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	13.57%	19.35%	19.61%	19.42%	19.85%	20.15%	20.20%	20.15%	25.25%	5.66%	23.91%

5-year	11.69%	12.59%	12.06%	12.70%	13.12%	13.37%	12.78%	13.34%	16.88%	4.48%	16.18%

Since inception	4.83%	5.30%	4.53%	5.39%	5.75%	6.01%	5.14%	6.00%	7.18%	5.13%	7.10%

Cumulative returns

1-year	13.57%	19.35%	19.61%	19.42%	19.85%	20.15%	20.20%	20.15%	25.25%	5.66%	23.91%

5-year	73.82%	80.94%	76.68%	81.80%	85.20%	87.26%	82.44%	87.00%	118.10%	24.50%	111.68%

Since inception	44.82%	49.98%	41.51%	50.94%	55.03%	58.05%	48.17%	57.97%	72.29%	48.01%	71.21%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	2.21	15.91	2.04	2.51	1.44	1.46	0.89
Net (%)	1.14	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	11

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1 year	12.86%	18.40%	18.78%	18.59%	19.02%	19.30%	19.47%	19.30%	25.25%	5.66%	22.59%

5 years	11.35%	12.26%	11.83%	12.34%	12.69%	13.02%	12.52%	13.01%	16.88%	4.48%	15.51%

Since inception	4.61%	5.05%	4.45%	5.13%	5.46%	5.75%	5.02%	5.75%	7.18%	5.13%	6.75%

Cumulative returns

1 year	12.86%	18.40%	18.78%	18.59%	19.02%	19.30%	19.47%	19.30%	25.25%	5.66%	22.59%

5 years	71.18%	78.28%	74.94%	78.92%	81.73%	84.37%	80.34%	84.31%	118.10%	24.50%	105.61%

Since inception	42.45%	47.14%	40.71%	48.09%	51.73%	55.09%	46.84%	55.01%	72.29%	48.01%	66.92%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.35	2.08	6.55	1.95	3.48	1.12	1.24	0.88
Net (%)	1.13	1.38	1.13	1.28	0.88	0.68	0.63	0.68

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

12	Retirement Living Portfolios | Annual report

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	11.51%	17.09%	17.46%	17.28%	17.78%	18.01%	17.97%	17.89%	25.25%	5.66%	20.76%

5-year	10.83%	11.75%	11.29%	11.83%	12.24%	12.49%	11.97%	12.45%	16.88%	4.48%	14.48%

Since inception	4.54%	4.97%	4.37%	5.06%	5.40%	5.67%	4.97%	5.66%	7.18%	5.13%	6.51%

Cumulative returns

1-year	11.51%	17.09%	17.46%	17.28%	17.78%	18.01%	17.97%	17.89%	25.25%	5.66%	20.76%

5-year	67.24%	74.26%	70.75%	74.89%	78.14%	80.11%	76.03%	79.84%	118.10%	24.50%	96.63%

Since inception	41.65%	46.30%	39.86%	47.25%	51.09%	54.09%	46.29%	54.05%	72.29%	48.01%	63.95%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	2.05	8.04	1.89	2.14	1.16	1.19	0.88
Net (%)	1.13	1.38	1.13	1.28	0.88	0.68	0.63	0.68

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	13

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	10.04%	15.36%	15.73%	15.56%	16.00%	16.16%	16.35%	16.27%	25.25%	5.66%	18.35%

5-year	10.10%	10.99%	10.53%	11.10%	11.44%	11.75%	11.22%	11.72%	16.88%	4.48%	13.09%

Since inception	4.51%	4.95%	4.32%	5.03%	5.35%	5.65%	4.92%	5.65%	7.18%	5.13%	6.23%

Cumulative returns

1-year	10.04%	15.36%	15.73%	15.56%	16.00%	16.16%	16.35%	16.27%	25.25%	5.66%	18.35%

5-year	61.80%	68.46%	64.97%	69.30%	71.85%	74.29%	70.15%	74.04%	118.10%	24.50%	84.95%

Since inception	41.30%	46.02%	39.32%	46.98%	50.46%	53.90%	45.71%	53.87%	72.29%	48.01%	60.55%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	2.07	6.61	1.82	3.00	1.07	1.22	0.88
Net (%)	1.11	1.36	1.11	1.26	0.86	0.66	0.61	0.66

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

14	Retirement Living Portfolios | Annual report

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	8.23%	13.69%	13.96%	13.69%	14.11%	14.40%	14.46%	14.40%	25.25%	5.66%	16.17%

5-year	9.29%	10.22%	9.76%	10.29%	10.66%	10.96%	10.35%	10.93%	16.88%	4.48%	11.70%

Since inception	4.36%	4.81%	4.19%	4.88%	5.22%	5.51%	4.66%	5.50%	7.18%	5.13%	6.10%

Cumulative returns

1-year	8.23%	13.69%	13.96%	13.69%	14.11%	14.40%	14.46%	14.40%	25.25%	5.66%	16.17%

5-year	55.91%	62.64%	59.33%	63.19%	65.94%	68.19%	63.66%	67.96%	118.10%	24.50%	73.88%

Since inception	39.71%	44.60%	38.02%	45.31%	49.01%	52.30%	42.94%	52.24%	72.29%	48.01%	59.02%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	2.60	11.58	1.76	13.92	1.29	1.40	0.88
Net (%)	1.09	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

Annual report | Retirement Living Portfolios	15

Performance chart

Total returns with maximum sales charge for the period ended 8-31-14

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Average annual total returns

1-year	6.76%	12.11%	12.45%	12.31%	12.72%	12.93%	12.97%	12.92%	25.25%	5.66%	14.33%

5-year	8.60%	9.50%	8.96%	9.58%	9.97%	10.24%	9.61%	10.23%	16.88%	4.48%	10.48%

Since inception	4.30%	4.75%	4.00%	4.84%	5.19%	5.46%	4.54%	5.46%	7.18%	5.13%	5.97%

Cumulative returns

1-year	6.76%	12.11%	12.45%	12.31%	12.72%	12.93%	12.97%	12.92%	25.25%	5.66%	14.33%

5-year	51.04%	57.41%	53.56%	58.02%	60.85%	62.80%	58.22%	62.71%	118.10%	24.50%	64.56%

Since inception	39.09%	43.91%	35.99%	44.86%	48.68%	51.72%	41.64%	51.73%	72.29%	48.01%	57.60%

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.36	5.09	6.79	2.49	4.49	1.33	1.71	0.88
Net (%)	1.07	1.32	1.07	1.22	0.82	0.62	0.57	0.62

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

16	Retirement Living Portfolios | Annual report

Your expenses

As a shareholder of a John Hancock Funds Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses, which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and each portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2014 through August 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Annual report | Retirement Living Portfolios	17

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-14	8-31-14	3-1-14–8-31-14	Expense Ratio[2]

Retirement Living through 2055 Portfolio [3]

Class A	Actual	$1,000.00	$1,064.00	$2.68	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1	Actual	1,000.00	1,063.00	3.80	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.33	0.85%

Class R2	Actual	1,000.00	1,064.00	2.68	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R3	Actual	1,000.00	1,064.00	3.35	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R4	Actual	1,000.00	1,065.00	1.56	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.79	0.35%

Class R5	Actual	1,000.00	1,066.00	0.67	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Class R6	Actual	1,000.00	1,067.00	0.45	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1	Actual	1,000.00	1,066.00	0.67	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Retirement Living through 2050 Portfolio

Class A	Actual	$1,000.00	$1,050.70	$3.10	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class R1	Actual	1,000.00	1,049.80	4.44	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

Class R2	Actual	1,000.00	1,050.70	3.15	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

Class R3	Actual	1,000.00	1,049.80	3.87	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R4	Actual	1,000.00	1,052.40	1.81	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.79	0.35%

Class R5	Actual	1,000.00	1,053.20	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.77	0.15%

Class R6	Actual	1,000.00	1,053.20	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,053.20	0.83	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%

18	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-14	8-31-14	3-1-14–8-31-14	Expense Ratio[2]

Retirement Living through 2045 Portfolio

Class A	Actual	$1,000.00	$1,051.40	$3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,049.80	4.29	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,051.30	3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,050.60	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,052.20	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,053.70	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,054.70	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,053.80	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2040 Portfolio

Class A	Actual	$1,000.00	$1,051.00	$3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,050.30	4.29	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,050.90	3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,050.30	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,052.70	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,053.30	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,053.40	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,053.40	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Annual report | Retirement Living Portfolios	19

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-14	8-31-14	3-1-14–8-31-14	Expense Ratio[2]

Retirement Living through 2035 Portfolio

Class A	Actual	$1,000.00	$1,050.80	$3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,050.00	4.29	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,050.60	3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,050.80	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,052.30	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,053.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,054.00	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,053.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2030 Portfolio

Class A	Actual	$1,000.00	$1,050.00	$3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,048.40	4.29	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,050.20	3.00	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,049.20	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,051.00	1.71	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,052.70	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,053.60	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,052.70	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

20	Retirement Living Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-14	8-31-14	3-1-14–8-31-14	Expense Ratio[2]

Retirement Living through 2025 Portfolio

Class A	Actual	$1,000.00	$1,047.00	$2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,046.30	4.28	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,047.20	2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,047.10	3.77	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,048.80	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,049.70	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,049.80	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,049.70	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2020 Portfolio

Class A	Actual	$1,000.00	$1,044.70	$2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,043.00	4.27	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,044.80	2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,043.90	3.76	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,045.70	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,046.50	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,047.50	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,047.40	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Annual report | Retirement Living Portfolios	21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-14	8-31-14	3-1-14–8-31-14	Expense Ratio[2]

Retirement Living through 2015 Portfolio

Class A	Actual	$1,000.00	$1,042.20	$2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R1	Actual	1,000.00	1,040.40	4.27	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R2	Actual	1,000.00	1,042.30	2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R3	Actual	1,000.00	1,040.40	3.75	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,043.20	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class R5	Actual	1,000.00	1,044.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Class R6	Actual	1,000.00	1,044.10	0.41	0.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.41	0.08%

Class 1	Actual	1,000.00	1,044.10	0.67	0.13%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.66	0.13%

Retirement Living through 2010 Portfolio

Class A	Actual	$1,000.00	$1,038.30	$3.03	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R1	Actual	1,000.00	1,037.40	4.31	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R2	Actual	1,000.00	1,038.30	3.03	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%

Class R3	Actual	1,000.00	1,038.40	3.80	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,040.30	1.75	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,041.30	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

Class R6	Actual	1,000.00	1,041.30	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.46	0.09%

Class 1	Actual	1,000.00	1,041.30	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.71	0.14%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period 184 and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through	through	through	through	through	through	through	through	through	through
ended	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-14	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%	0.52%–1.26%

3 The inception date for Retirement Living through 2055 is 3-26-14. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period 158 and divided by 365 (to reflect the period).

22	Retirement Living Portfolios | Annual report

Asset Allocation*

Retirement Living through 2055 Portfolio

EQUITY	92.8% OF TOTAL

Large Blend	43.2%

U.S. Large Cap	19.2%

International Large Cap	8.2%

U.S. Mid Cap	5.2%

Emerging Markets	3.9%

International Small Cap	3.6%

U.S. Small Cap	2.5%

Financial Industries	2.0%

Natural Resources	1.8%

Health Sciences	1.3%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	4.5% OF TOTAL

Multi-Sector Bond	1.6%

Bank Loan	0.9%

High Yield Bond	0.8%

Intermediate Bond	0.6%

Global Bond	0.4%

Treasury Inflation-Protected Securities	0.2%

ALTERNATIVE	2.7% OF TOTAL

Retirement Living through 2050 Portfolio

EQUITY	92.9% OF TOTAL

Large Blend	42.7%

U.S. Large Cap	18.9%

International Large Cap	8.4%

U.S. Mid Cap	5.2%

Emerging Markets	4.6%

International Small Cap	3.5%

U.S. Small Cap	2.4%

Financial Industries	2.0%

Natural Resources	1.9%

Health Sciences	1.4%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	4.3% OF TOTAL

Multi-Sector Bond	1.4%

Bank Loan	0.8%

High Yield Bond	0.8%

Intermediate Bond	0.6%

Global Bond	0.5%

Treasury Inflation-Protected Securities	0.2%

ALTERNATIVE	2.8% OF TOTAL

Retirement Living through 2045 Portfolio

EQUITY	92.9% OF TOTAL

Large Blend	42.0%

U.S. Large Cap	18.8%

International Large Cap	8.2%

Emerging Markets	5.5%

U.S. Mid Cap	5.1%

International Small Cap	3.5%

U.S. Small Cap	2.3%

Financial Industries	2.0%

Natural Resources	1.9%

Health Sciences	1.7%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	4.2% OF TOTAL

Multi-Sector Bond	1.4%

Bank Loan	0.8%

High Yield Bond	0.8%

Intermediate Bond	0.6%

Global Bond	0.5%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	2.9% OF TOTAL

Retirement Living through 2040 Portfolio

Equity	92.9% OF TOTAL

Large Blend	42.1%

U.S. Large Cap	18.8%

International Large Cap	8.2%

Emerging Markets	5.4%

U.S. Mid Cap	5.1%

International Small Cap	3.5%

U.S. Small Cap	2.3%

Financial Industries	2.0%

Natural Resources	1.9%

Health Sciences	1.7%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	4.2% OF TOTAL

Multi-Sector Bond	1.4%

Bank Loan	0.8%

High Yield Bond	0.8%

Intermediate Bond	0.6%

Global Bond	0.5%

Treasury Inflation-Protected Securities	0.1%

ALTERNATIVE	2.9% OF TOTAL

Annual report | Retirement Living Portfolios	23

Asset Allocation*, continued

Retirement Living through 2035 Portfolio

EQUITY	91.8% OF TOTAL

Large Blend	42.0%

U.S. Large Cap	18.7%

International Large Cap	7.9%

Emerging Markets	5.3%

U.S. Mid Cap	5.0%

International Small Cap	3.4%

U.S. Small Cap	2.2%

Financial Industries	2.0%

Natural Resources	1.8%

Health Sciences	1.6%

Real Estate	1.0%

Global Large Cap	0.9%

FIXED INCOME	5.3% OF TOTAL

Multi-Sector Bond	1.7%

Bank Loan	1.0%

High Yield Bond	1.0%

Global Bond	0.7%

Intermediate Bond	0.7%

Treasury Inflation-Protected Securities	0.2%

ALTERNATIVE	2.9% OF TOTAL

Retirement Living through 2030 Portfolio

EQUITY	85.9% OF TOTAL

Large Blend	39.5%

U.S. Large Cap	18.0%

International Large Cap	7.3%

Emerging Markets	4.7%

U.S. Mid Cap	4.6%

International Small Cap	3.0%

Financial Industries	1.9%

U.S. Small Cap	1.8%

Natural Resources	1.7%

Health Sciences	1.6%

Real Estate	1.0%

Global Large Cap	0.8%

FIXED INCOME	11.2% OF TOTAL

Multi-Sector Bond	3.8%

Bank Loan	2.1%

High Yield Bond	2.0%

Intermediate Bond	1.5%

Global Bond	1.4%

Treasury Inflation-Protected Securities	0.4%

ALTERNATIVE	2.9% OF TOTAL

Retirement Living through 2025 Portfolio

EQUITY	77.0% OF TOTAL

Large Blend	34.4%

U.S. Large Cap	18.0%

International Large Cap	6.2%

U.S. Mid Cap	4.0%

Emerging Markets	3.9%

International Small Cap	2.6%

Financial Industries	1.7%

Natural Resources	1.5%

Health Sciences	1.4%

U.S. Small Cap	1.3%

Real Estate	1.1%

Global Large Cap	0.9%

FIXED INCOME	20.0% OF TOTAL

Multi-Sector Bond	6.7%

Bank Loan	3.7%

Intermediate Bond	3.6%

High Yield Bond	3.3%

Global Bond	2.1%

Treasury Inflation-Protected Securities	0.6%

ALTERNATIVE	3.0% OF TOTAL

Retirement Living through 2020 Portfolio

EQUITY	65.0% OF TOTAL

Large Blend	28.1%

U.S. Large Cap	15.5%

International Large Cap	5.5%

U.S. Mid Cap	3.2%

Emerging Markets	3.1%

International Small Cap	2.1%

Financial Industries	1.5%

Natural Resources	1.5%

Health Sciences	1.3%

Real Estate	1.2%

U.S. Small Cap	1.1%

Global Large Cap	0.9%

FIXED INCOME	31.7% OF TOTAL

Multi-Sector Bond	10.5%

Intermediate Bond	7.4%

Bank Loan	5.4%

High Yield Bond	4.4%

Global Bond	3.1%

Treasury Inflation-Protected Securities	0.9%

ALTERNATIVE	3.3% OF TOTAL

24	Retirement Living Portfolios | Annual report

Asset Allocation*, continued

Retirement Living through 2015 Portfolio

EQUITY	54.2% OF TOTAL

Large Blend	23.2%

U.S. Large Cap	14.4%

International Large Cap	3.8%

Emerging Markets	2.7%

U.S. Mid Cap	2.5%

International Small Cap	1.7%

Natural Resources	1.4%

Real Estate	1.1%

Financial Industries	0.9%

U.S. Small Cap	0.9%

Global Large Cap	0.8%

Health Sciences	0.8%

FIXED INCOME	42.1% OF TOTAL

Intermediate Bond	12.2%

Multi-Sector Bond	12.2%

Bank Loan	7.1%

High Yield Bond	5.3%

Global Bond	4.2%

Treasury Inflation-Protected Securities	1.1%

ALTERNATIVE	3.7% OF TOTAL

Retirement Living through 2010 Portfolio

EQUITY	44.1% OF TOTAL

Large Blend	19.2%

U.S. Large Cap	13.3%

International Large Cap	2.4%

U.S. Mid Cap	2.0%

Emerging Markets	1.8%

International Small Cap	1.4%

Natural Resources	1.1%

Real Estate	1.0%

Global Large Cap	0.8%

U.S. Small Cap	0.7%

Financial Industries	0.2%

Health Sciences	0.2%

FIXED INCOME	51.8% OF TOTAL

Intermediate Bond	17.2%

Multi-Sector Bond	13.6%

Bank Loan	8.6%

High Yield Bond	5.8%

Global Bond	5.3%

Treasury Inflation-Protected Securities	1.3%

ALTERNATIVE	4.1% OF TOTAL

*As a percentage of net assets on 8-31-14.

Annual report | Retirement Living Portfolios	25

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisors

Allianz Life Insurance Company	(Allianz)

Baillie Gifford Overseas, Ltd.	(Baillie Gifford)

Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management
Americas, Inc.	(Deutsche)

Dimensional Fund Advisors L.P.	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, LP	(First Quadrant)

Franklin Templeton Investment Corp.	(Franklin Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management	(John Hancock)

Pacific Investment Management
Company LLC	(PIMCO)

Robeco Investment Management, Inc.	(Robeco)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Templeton Investment Counsel, LLC	(Templeton)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

Retirement Living through 2055 Portfolio
As of 8-31-14

AFFILIATED INVESTMENT COMPANIES (G) 100.0%	Shares	Value

EQUITY 92.8%

Alpha Opportunities, Class NAV (Wellington)	22,029	$299,157

Blue Chip Growth, Class NAV (T. Rowe Price)	4,745	170,672

Capital Appreciation, Class NAV (Jennison)	8,297	151,992

Capital Appreciation Value, Class NAV (T. Rowe Price)	21,236	269,699

Disciplined Value, Class NAV (Robeco)	3,473	67,276

Emerging Markets, Class NAV (DFA)	25,475	288,889

Equity-Income, Class NAV (T. Rowe Price)	7,576	162,505

Financial Industries, Class NAV (John Hancock1) (A)	8,722	150,713

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	5,173	68,799

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	8,595	122,571

Global Equity, Class NAV (John Hancock1) (A)	6,506	76,122

Global Real Estate, Class NAV (Deutsche)	4,053	38,061

Global Shareholder Yield, Class NAV (Epoch)	7,829	96,530

Health Sciences, Class NAV (T. Rowe Price)	4,866	98,635

International Core, Class NAV (GMO)	2,115	75,119

International Growth Opportunities, Series NAV
(Baillie Gifford)	3,463	49,137

International Growth Stock, Class NAV (Invesco)	4,413	62,881

International Small Cap, Class NAV
(Franklin Templeton)	6,858	133,449

International Small Company, Class NAV (DFA)	12,356	133,449

International Value, Class NAV (Templeton)	8,907	160,949

International Value Equity, Class NAV
(John Hancock1) (A)	3,910	37,498

Mid Cap Stock, Class NAV (Wellington)	7,897	179,175

Mid Value, Class NAV (T. Rowe Price)	8,198	149,198

Natural Resources, Class NAV
(Jennison)	7,148	134,248

Real Estate Equity, Class NAV (T. Rowe Price)	3,294	37,985

Redwood, Class NAV (Robeco)	6,052	69,963

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	13,654	198,536

Small Cap Growth, Class NAV (Wellington)	4,158	45,993

Small Cap Value, Class NAV (Wellington)	2,477	47,957

Small Company Growth, Class NAV (Invesco)	1,928	40,786

Small Company Value, Class NAV (T. Rowe Price)	1,286	47,957

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	205,555	2,869,550

Strategic Growth, Class NAV (John Hancock1) (A)	9,200	151,992

U.S. Equity, Class NAV (GMO)	8,345	115,241

Value, Class NAV (Invesco)	4,599	59,375

Value Equity Fund, Class NAV (Barrow Hanley) (I)	4,876	49,197

FIXED INCOME 4.5%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	2,212	23,136

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	175	1,686

Core High Yield Fund, Class NAV (John Hancock1) (A)	1,192	13,209

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	1,784	18,112

Floating Rate Income, Class NAV (WAMCO)	7,188	67,280

Global Bond, Class NAV (PIMCO) (I)	761	9,598

Global Income, Class NAV (Stone Harbor)	2,484	25,386

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,817	18,312

26	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2055 Portfolio
(continued)

	Shares	Value
FIXED INCOME (continued)

High Yield, Class NAV (WAMCO)	1,271	$12,128

Real Return Bond, Class NAV (PIMCO)	1,021	12,063

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	3,426	35,114

Spectrum Income, Class NAV (T. Rowe Price)	2,203	24,779

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	3,599	39,482

Total Return, Class NAV (PIMCO)	1,656	23,114

U.S. High Yield Bond, Class NAV (Wells Capital)	972	12,226

ALTERNATIVE 2.7%

Absolute Return Currency, Class NAV
(First Quadrant)	14,748	148,363

Global Absolute Return Strategies, Class NAV
(Standard Life)	4,703	53,475

Total investments
(Cost $7,273,779) 100.0%		$7,448,719
Other assets and liabilities, net 0.0%		1,636

TOTAL NET ASSETS 100.0%		$7,450,355

Percentages are based upon net assets.

Retirement Living through 2050 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 92.9%

Alpha Opportunities, Class NAV (Wellington)	683,840	$9,286,549

Blue Chip Growth, Class NAV (T. Rowe Price)	151,718	5,457,311

Capital Appreciation, Class NAV (Jennison)	267,388	4,898,557

Capital Appreciation Value, Class NAV (T. Rowe Price)	684,619	8,694,658

China Emerging Leaders, Class NAV (DFA)	143,632	1,447,808

Disciplined Value, Class NAV (Robeco)	112,135	2,172,057

Emerging Markets, Class NAV (DFA)	855,584	9,702,323

Equity-Income, Class NAV (T. Rowe Price)	244,595	5,246,558

Financial Industries, Class NAV (John Hancock1) (A)	281,604	4,866,116

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	166,807	2,218,537

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	277,509	3,957,283

Global Equity, Class NAV (John Hancock1) (A)	210,054	2,457,634

Global Real Estate, Class NAV (Deutsche)	130,105	1,221,690

Global Shareholder Yield, Class NAV (Epoch)	252,760	3,116,526

Health Sciences, Class NAV (T. Rowe Price)	169,778	3,441,396

International Core, Class NAV (GMO)	59,804	2,124,245

International Growth Opportunities, Series NAV
(Baillie Gifford)	111,810	1,586,583

International Growth Stock, Class NAV (Invesco)	136,457	1,944,513

International Small Cap, Class NAV
(Franklin Templeton)	220,609	4,293,053

International Small Company, Class NAV (DFA)	397,917	4,297,506

International Value, Class NAV (Templeton)	326,037	5,891,491

International Value Equity, Class NAV
(John Hancock1) (A)	120,242	1,153,122

Mid Cap Stock, Class NAV (Wellington)	254,808	5,781,585

Mid Value, Class NAV (T. Rowe Price)	265,114	4,825,074

Natural Resources, Class NAV
(Jennison)	240,108	4,509,219

Real Estate Equity, Class NAV (T. Rowe Price)	106,211	1,224,610

Redwood, Class NAV (Robeco)	194,751	2,251,317

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	476,535	6,928,823

Small Cap Growth, Class NAV (Wellington)	134,192	1,484,165

Small Cap Value, Class NAV (Wellington)	73,597	1,424,840

Retirement Living through 2050 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

Small Company Growth, Class NAV (Invesco)	62,544	$1,323,436

Small Company Value, Class NAV (T. Rowe Price)	41,234	1,537,198

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	6,636,475	92,645,197

Strategic Growth, Class NAV (John Hancock1) (A)	297,282	4,911,091

U.S. Equity, Class NAV (GMO)	268,355	3,705,984

Value, Class NAV (Invesco)	148,448	1,916,463

Value Equity Fund, Class NAV (Barrow Hanley) (I)	157,664	1,590,827

FIXED INCOME 4.3%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	67,289	703,839

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	31,619	304,487

Core High Yield Fund, Class NAV (John Hancock1) (A)	34,940	387,130

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	58,854	597,364

Floating Rate Income, Class NAV (WAMCO)	219,345	2,053,073

Global Bond, Class NAV (PIMCO) (I)	23,494	296,499

Global Income, Class NAV (Stone Harbor)	75,869	775,382

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	55,430	558,738

High Yield, Class NAV (WAMCO)	38,739	369,566

Real Return Bond, Class NAV (PIMCO)	31,052	367,034

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	104,451	1,070,621

Spectrum Income, Class NAV (T. Rowe Price)	68,273	768,076

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	109,399	1,200,103

Total Return, Class NAV (PIMCO)	50,328	702,579

U.S. High Yield Bond, Class NAV (Wells Capital)	29,662	373,143

ALTERNATIVE 2.8%

Absolute Return Currency, Class NAV
(First Quadrant)	483,804	4,867,071

Global Absolute Return Strategies, Class NAV
(Standard Life)	170,392	1,937,353

Total investments
(Cost $209,662,878) 100.0%		$242,867,403
Other assets and liabilities, net 0.0%		12,606

TOTAL NET ASSETS 100.0%		$242,880,009

Percentages are based upon net assets.

Retirement Living through 2045 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 92.9%

Alpha Opportunities, Class NAV (Wellington)	2,314,470	$31,430,501

Blue Chip Growth, Class NAV (T. Rowe Price)	511,527	18,399,617

Capital Appreciation, Class NAV (Jennison)	892,931	16,358,498

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,290,272	29,086,460

China Emerging Leaders, Class NAV (DFA)	643,154	6,482,993

Disciplined Value, Class NAV (Robeco)	373,729	7,239,134

Emerging Markets, Class NAV (DFA)	3,425,527	38,845,473

Equity-Income, Class NAV (T. Rowe Price)	816,813	17,520,631

Financial Industries, Class NAV (John Hancock1) (A)	940,403	16,250,164

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	557,223	7,411,059

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	926,729	13,215,158

Global Equity, Class NAV (John Hancock1) (A)	700,712	8,198,335

Global Real Estate, Class NAV (Deutsche)	434,481	4,079,776

	Annual report | Retirement Living Portfolios	27
See notes to financial statements

Retirement Living through 2045 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

Global Shareholder Yield, Class NAV (Epoch)	840,152	$10,359,069

Health Sciences, Class NAV (T. Rowe Price)	677,019	13,723,181

International Core, Class NAV (GMO)	213,368	7,578,828

International Growth Opportunities, Series NAV
(Baillie Gifford)	372,083	5,279,856

International Growth Stock, Class NAV (Invesco)	434,770	6,195,467

International Small Cap, Class NAV
(Franklin Templeton)	738,513	14,371,467

International Small Company, Class NAV (DFA)	1,331,839	14,383,857

International Value, Class NAV (Templeton)	1,012,092	18,288,502

International Value Equity, Class NAV
(John Hancock1) (A)	401,543	3,850,796

Mid Cap Stock, Class NAV (Wellington)	851,388	19,317,997

Mid Value, Class NAV (T. Rowe Price)	885,335	16,113,104

Natural Resources, Class NAV (Jennison)	827,113	15,533,176

Real Estate Equity, Class NAV (T. Rowe Price)	353,291	4,073,441

Redwood, Class NAV (Robeco)	649,494	7,508,153

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,602,596	23,301,750

Small Cap Growth, Class NAV (Wellington)	451,268	4,991,020

Small Cap Value, Class NAV (Wellington)	213,706	4,137,347

Small Company Growth, Class NAV (Invesco)	208,864	4,419,552

Small Company Value, Class NAV (T. Rowe Price)	138,033	5,145,885

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	22,049,987	307,817,823

Strategic Growth, Class NAV (John Hancock1) (A)	992,727	16,399,845

U.S. Equity, Class NAV (GMO)	899,697	12,424,809

Value, Class NAV (Invesco)	495,735	6,399,938

Value Equity Fund, Class NAV (Barrow Hanley) (I)	526,510	5,312,490

FIXED INCOME 4.2%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	218,738	2,288,003

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	156,585	1,507,917

Core High Yield Fund, Class NAV (John Hancock1) (A)	120,990	1,340,567

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	192,963	1,958,576

Floating Rate Income, Class NAV (WAMCO)	713,037	6,674,025

Global Bond, Class NAV (PIMCO) (I)	76,374	963,844

Global Income, Class NAV (Stone Harbor)	246,631	2,520,570

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	180,190	1,816,318

High Yield, Class NAV (WAMCO)	125,002	1,192,523

Real Return Bond, Class NAV (PIMCO)	100,942	1,193,136

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	339,863	3,483,595

Spectrum Income, Class NAV (T. Rowe Price)	218,300	2,455,877

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	357,046	3,916,793

Total Return, Class NAV (PIMCO)	163,604	2,283,909

U.S. High Yield Bond, Class NAV (Wells Capital)	96,010	1,207,802

ALTERNATIVE 2.9%

Absolute Return Currency, Class NAV
(First Quadrant)	1,630,606	16,403,893

Global Absolute Return Strategies, Class NAV
(Standard Life)	639,261	7,268,397

Total investments
(Cost $611,209,025) 100.0%		$819,920,897
Other assets and liabilities, net 0.0%		56,232

TOTAL NET ASSETS 100.0%		$819,977,129

Percentages are based upon net assets.

Retirement Living through 2040 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 92.9%

Alpha Opportunities, Class NAV (Wellington)	2,361,061	$32,063,209

Blue Chip Growth, Class NAV (T. Rowe Price)	533,174	19,178,267

Capital Appreciation, Class NAV (Jennison)	933,054	17,093,543

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,381,018	30,238,931

China Emerging Leaders, Class NAV (DFA)	642,047	6,471,831

Disciplined Value, Class NAV (Robeco)	390,317	7,560,441

Emerging Markets, Class NAV (DFA)	3,510,305	39,806,860

Equity-Income, Class NAV (T. Rowe Price)	851,379	18,262,083

Financial Industries, Class NAV (John Hancock1) (A)	980,200	16,937,851

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	581,318	7,731,530

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	965,947	13,774,408

Global Equity, Class NAV (John Hancock1) (A)	724,887	8,481,178

Global Real Estate, Class NAV (Deutsche)	452,868	4,252,427

Global Shareholder Yield, Class NAV (Epoch)	879,799	10,847,924

Health Sciences, Class NAV (T. Rowe Price)	705,670	14,303,930

International Core, Class NAV (GMO)	224,051	7,958,308

International Growth Opportunities, Series NAV
(Baillie Gifford)	386,578	5,485,548

International Growth Stock, Class NAV (Invesco)	472,939	6,739,376

International Small Cap, Class NAV
(Franklin Templeton)	767,108	14,927,931

International Small Company, Class NAV (DFA)	1,385,560	14,964,044

International Value, Class NAV (Templeton)	1,015,370	18,347,739

International Value Equity, Class NAV
(John Hancock1) (A)	418,536	4,013,757

Mid Cap Stock, Class NAV (Wellington)	887,418	20,135,512

Mid Value, Class NAV (T. Rowe Price)	922,802	16,794,992

Natural Resources, Class NAV (Jennison)	864,966	16,244,070

Real Estate Equity, Class NAV (T. Rowe Price)	369,652	4,262,089

Redwood, Class NAV (Robeco)	677,150	7,827,852

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,670,416	24,287,852

Small Cap Growth, Class NAV (Wellington)	467,093	5,166,045

Small Cap Value, Class NAV (Wellington)	246,275	4,767,879

Small Company Growth, Class NAV (Invesco)	216,611	4,583,485

Small Company Value, Class NAV (T. Rowe Price)	143,875	5,363,653

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	23,081,216	322,213,771

Strategic Growth, Class NAV (John Hancock1) (A)	1,034,770	17,094,398

U.S. Equity, Class NAV (GMO)	936,180	12,928,651

Value, Class NAV (Invesco)	516,714	6,670,776

Value Equity Fund, Class NAV (Barrow Hanley) (I)	546,158	5,510,730

FIXED INCOME 4.2%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	228,501	2,390,119

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	161,207	1,552,427

Core High Yield Fund, Class NAV (John Hancock1) (A)	127,310	1,410,597

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	202,731	2,057,716

Floating Rate Income, Class NAV (WAMCO)	744,860	6,971,893

Global Bond, Class NAV (PIMCO) (I)	79,783	1,006,861

Global Income, Class NAV (Stone Harbor)	257,639	2,633,066

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	185,092	1,865,730

High Yield, Class NAV (WAMCO)	131,504	1,254,544

Real Return Bond, Class NAV (PIMCO)	105,447	1,246,386

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	354,698	3,635,650

Spectrum Income, Class NAV (T. Rowe Price)	228,043	2,565,486

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	371,500	4,075,350

28	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2040 Portfolio
(continued)

	Shares	Value
FIXED INCOME (continued)

Total Return, Class NAV (PIMCO)	170,906	$2,385,842

U.S. High Yield Bond, Class NAV (Wells Capital)	100,737	1,267,272

ALTERNATIVE 2.9%

Absolute Return Currency, Class NAV
(First Quadrant)	1,690,452	17,005,944

Global Absolute Return Strategies, Class NAV
(Standard Life)	657,740	7,478,504

Total investments
(Cost $640,697,369) 100.0%		$854,096,258
Other assets and liabilities, net 0.0%		57,349

TOTAL NET ASSETS 100.0%		$854,153,607

Percentages are based upon net assets.

Retirement Living through 2035 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 91.8%

Alpha Opportunities, Class NAV (Wellington)	3,078,283	$41,803,078

Blue Chip Growth, Class NAV (T. Rowe Price)	687,711	24,736,955

Capital Appreciation, Class NAV (Jennison)	1,202,477	22,029,372

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,078,018	39,090,834

China Emerging Leaders, Class NAV (DFA)	846,660	8,534,329

Disciplined Value, Class NAV (Robeco)	503,514	9,753,073

Emerging Markets, Class NAV (DFA)	4,418,660	50,107,599

Equity-Income, Class NAV (T. Rowe Price)	1,096,193	23,513,330

Financial Industries, Class NAV (John Hancock1) (A)	1,259,680	21,767,277

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	735,735	9,785,279

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,246,009	17,768,095

Global Equity, Class NAV (John Hancock1) (A)	947,004	11,079,948

Global Real Estate, Class NAV (Deutsche)	591,248	5,551,817

Global Shareholder Yield, Class NAV (Epoch)	1,149,666	14,175,384

Health Sciences, Class NAV (T. Rowe Price)	883,068	17,899,787

International Core, Class NAV (GMO)	285,508	10,141,258

International Growth Opportunities, Series NAV
(Baillie Gifford)	490,492	6,960,086

International Growth Stock, Class NAV (Invesco)	585,202	8,339,133

International Small Cap, Class NAV
(Franklin Templeton)	974,790	18,969,406

International Small Company, Class NAV (DFA)	1,760,934	19,018,090

International Value, Class NAV (Templeton)	1,212,723	21,913,910

International Value Equity, Class NAV
(John Hancock1) (A)	532,358	5,105,315

Mid Cap Stock, Class NAV (Wellington)	1,132,062	25,686,497

Mid Value, Class NAV (T. Rowe Price)	1,171,596	21,323,047

Natural Resources, Class NAV
(Jennison)	1,083,734	20,352,529

Real Estate Equity, Class NAV (T. Rowe Price)	481,217	5,548,434

Redwood, Class NAV (Robeco)	853,084	9,861,650

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,140,340	31,120,542

Small Cap Growth, Class NAV (Wellington)	582,199	6,439,116

Small Cap Value, Class NAV (Wellington)	300,782	5,823,146

Small Company Growth, Class NAV (Invesco)	272,477	5,765,612

Small Company Value, Class NAV (T. Rowe Price)	183,099	6,825,917

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	29,663,579	414,103,558

Strategic Growth, Class NAV (John Hancock1) (A)	1,332,354	22,010,488

U.S. Equity, Class NAV (GMO)	1,207,118	16,670,293

Retirement Living through 2035 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

Value, Class NAV (Invesco)	666,775	$8,608,069

Value Equity Fund, Class NAV (Barrow Hanley) (I)	706,169	7,125,247

FIXED INCOME 5.3%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	367,562	3,844,700

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	253,989	2,445,919

Core High Yield Fund, Class NAV (John Hancock1) (A)	195,931	2,170,919

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	321,255	3,260,734

Floating Rate Income, Class NAV (WAMCO)	1,189,921	11,137,660

Global Bond, Class NAV (PIMCO) (I)	126,273	1,593,571

Global Income, Class NAV (Stone Harbor)	412,868	4,219,506

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	298,648	3,010,372

High Yield, Class NAV (WAMCO)	219,498	2,094,012

Real Return Bond, Class NAV (PIMCO)	166,378	1,966,593

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	572,064	5,863,653

Spectrum Income, Class NAV (T. Rowe Price)	365,131	4,107,723

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	602,259	6,606,776

Total Return, Class NAV (PIMCO)	275,012	3,839,174

U.S. High Yield Bond, Class NAV (Wells Capital)	168,143	2,115,239

ALTERNATIVE 2.9%

Absolute Return Currency, Class NAV
(First Quadrant)	2,206,069	22,193,049

Global Absolute Return Strategies, Class NAV
(Standard Life)	844,245	9,599,065

Total investments
(Cost $832,146,550) 100.0%		$1,105,376,165
Other assets and liabilities, net 0.0%		70,619

TOTAL NET ASSETS 100.0%		$1,105,446,784

Percentages are based upon net assets.

Retirement Living through 2030 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 85.9%

Alpha Opportunities, Class NAV (Wellington)	4,137,155	$56,182,569

Blue Chip Growth, Class NAV (T. Rowe Price)	794,041	28,561,672

Capital Appreciation, Class NAV (Jennison)	1,393,279	25,524,873

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,551,536	45,104,511

China Emerging Leaders, Class NAV (DFA)	904,412	9,116,470

Disciplined Value, Class NAV (Robeco)	582,487	11,282,782

Emerging Markets, Class NAV (DFA)	4,711,005	53,422,794

Equity-Income, Class NAV (T. Rowe Price)	1,270,506	27,252,361

Financial Industries, Class NAV (John Hancock1) (A)	1,430,357	24,716,575

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	804,934	10,705,617

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,441,433	20,554,838

Global Equity, Class NAV (John Hancock1)	1,141,907	13,360,310

Global Real Estate, Class NAV (Deutsche)	713,374	6,698,580

Global Shareholder Yield, Class NAV (Epoch)	1,392,701	17,172,007

Health Sciences, Class NAV (T. Rowe Price)	1,028,421	20,846,092

International Core, Class NAV (GMO)	299,995	10,655,813

International Growth Opportunities, Series NAV
(Baillie Gifford)	512,573	7,273,406

International Growth Stock, Class NAV (Invesco)	599,231	8,539,037

	Annual report | Retirement Living Portfolios	29
See notes to financial statements

Retirement Living through 2030 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

International Small Cap, Class NAV
(Franklin Templeton)	1,044,918	$20,334,095

International Small Company, Class NAV (DFA)	1,881,082	20,315,688

International Value, Class NAV (Templeton)	1,370,615	24,767,015

International Value Equity, Class NAV
(John Hancock1) (A)	558,793	5,358,821

Mid Cap Stock, Class NAV (Wellington)	1,253,596	28,444,101

Mid Value, Class NAV (T. Rowe Price)	1,321,349	24,048,559

Natural Resources, Class NAV
(Jennison)	1,192,538	22,395,867

Real Estate Equity, Class NAV (T. Rowe Price)	579,719	6,684,163

Redwood, Class NAV (Robeco)	909,717	10,516,332

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,408,164	35,014,701

Small Cap Growth, Class NAV (Wellington)	571,498	6,320,763

Small Cap Value, Class NAV (Wellington)	263,406	5,099,548

Small Company Growth, Class NAV (Invesco)	261,776	5,539,185

Small Company Value, Class NAV (T. Rowe Price)	174,852	6,518,495

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	33,398,479	466,242,768

Strategic Growth, Class NAV (John Hancock1) (A)	1,538,943	25,423,335

U.S. Equity, Class NAV (GMO)	1,472,246	20,331,720

Value, Class NAV (Invesco)	694,922	8,971,448

Value Equity Fund, Class NAV (Barrow Hanley) (I)	818,965	8,263,352

FIXED INCOME 11.2%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	943,242	9,866,314

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	641,103	6,173,821

Core High Yield Fund, Class NAV (John Hancock1) (A)	514,658	5,702,413

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	793,984	8,058,941

Floating Rate Income, Class NAV (WAMCO)	3,049,639	28,544,617

Global Bond, Class NAV (PIMCO) (I)	323,633	4,084,247

Global Income, Class NAV (Stone Harbor)	1,053,521	10,766,988

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	767,687	7,738,290

High Yield, Class NAV (WAMCO)	548,731	5,234,893

Real Return Bond, Class NAV (PIMCO)	431,610	5,101,635

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	1,471,459	15,082,454

Spectrum Income, Class NAV (T. Rowe Price)	944,129	10,621,447

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,542,464	16,920,833

Total Return, Class NAV (PIMCO)	705,572	9,849,787

U.S. High Yield Bond, Class NAV (Wells Capital)	420,369	5,288,237

ALTERNATIVE 2.9%

Absolute Return Currency, Class NAV
(First Quadrant)	2,656,125	26,720,621

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,022,005	11,620,195

Total investments
(Cost $1,016,855,076) 100.0%		$1,334,935,996
Other assets and liabilities, net 0.0%		62,757

TOTAL NET ASSETS 100.0%		$1,334,998,753

Percentages are based upon net assets.

Retirement Living through 2025 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 77.0%

Alpha Opportunities, Class NAV (Wellington)	2,764,444	$37,541,153

Blue Chip Growth, Class NAV (T. Rowe Price)	744,886	26,793,534

Capital Appreciation, Class NAV (Jennison)	1,298,753	23,793,158

Capital Appreciation Value, Class NAV
(T. Rowe Price)	4,680,821	59,446,432

China Emerging Leaders, Class NAV (DFA)	887,034	8,941,307

Disciplined Value, Class NAV (Robeco)	590,703	11,441,909

Emerging Markets, Class NAV (DFA)	4,340,696	49,223,495

Equity-Income, Class NAV (T. Rowe Price)	1,288,456	27,637,389

Financial Industries, Class NAV (John Hancock1) (A)	1,472,779	25,449,616

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,026,309	13,649,914

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	1,461,877	20,846,360

Global Equity, Class NAV (John Hancock1) (A)	1,272,036	14,882,816

Global Real Estate, Class NAV (Deutsche)	894,712	8,401,350

Global Shareholder Yield, Class NAV (Epoch)	1,848,463	22,791,544

Health Sciences, Class NAV (T. Rowe Price)	1,035,310	20,985,740

International Core, Class NAV (GMO)	264,456	9,393,488

International Growth Opportunities, Series NAV
(Baillie Gifford)	496,534	7,045,818

International Growth Stock, Class NAV (Invesco)	568,199	8,096,836

International Small Cap, Class NAV
(Franklin Templeton)	986,880	19,204,690

International Small Company, Class NAV (DFA)	1,783,468	19,261,455

International Value, Class NAV (Templeton)	1,076,325	19,449,186

International Value Equity, Class NAV
(John Hancock1) (A)	538,047	5,159,872

Mid Cap Stock, Class NAV (Wellington)	1,218,567	27,649,295

Mid Value, Class NAV (T. Rowe Price)	1,219,164	22,188,790

Natural Resources, Class NAV
(Jennison)	1,202,686	22,586,442

Real Estate Equity, Class NAV (T. Rowe Price)	645,783	7,445,873

Redwood, Class NAV (Robeco)	1,129,819	13,060,704

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	2,424,548	35,252,926

Small Cap Growth, Class NAV (Wellington)	488,723	5,405,272

Small Cap Value, Class NAV (Wellington)	177,246	3,431,481

Small Company Growth, Class NAV (Invesco)	226,522	4,793,197

Small Company Value, Class NAV (T. Rowe Price)	155,535	5,798,345

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	33,389,427	466,116,401

Strategic Growth, Class NAV (John Hancock1) (A)	1,444,408	23,861,619

U.S. Equity, Class NAV (GMO)	2,003,386	27,666,756

Value, Class NAV (Invesco)	694,455	8,965,408

Value Equity Fund, Class NAV (Barrow Hanley) (I)	830,027	8,374,971

FIXED INCOME 20.0%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	2,580,672	26,993,831

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	1,000,860	9,638,283

Core High Yield Fund, Class NAV (John Hancock1) (A)	782,822	8,673,670

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	1,233,504	12,520,067

Floating Rate Income, Class NAV (WAMCO)	5,816,503	54,442,469

Global Bond, Class NAV (PIMCO) (I)	720,276	9,089,879

Global Income, Class NAV (Stone Harbor)	1,915,253	19,573,888

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,350,740	13,615,463

High Yield, Class NAV (WAMCO)	1,092,973	10,426,966

Real Return Bond, Class NAV (PIMCO)	777,701	9,192,424

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	2,898,258	29,707,144

Spectrum Income, Class NAV (T. Rowe Price)	1,852,456	20,840,128

30	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2025 Portfolio
(continued)

	Shares	Value
FIXED INCOME (continued)

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	3,101,845	$34,027,241

Total Return, Class NAV (PIMCO)	1,925,736	26,883,274

U.S. High Yield Bond, Class NAV (Wells Capital)	837,015	10,529,648

ALTERNATIVE 3.0%

Absolute Return Currency, Class NAV
(First Quadrant)	3,030,884	30,490,690

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,210,430	13,762,592

Total investments
(Cost $1,154,845,666) 100.0%		$1,482,442,199
Other assets and liabilities, net 0.0%		31,815

TOTAL NET ASSETS 100.0%		$1,482,474,014

Percentages are based upon net assets.

Retirement Living through 2020 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 65.0%

Alpha Opportunities, Class NAV (Wellington)	985,275	$13,380,034

Blue Chip Growth, Class NAV (T. Rowe Price)	482,009	17,337,870

Capital Appreciation, Class NAV (Jennison)	842,824	15,440,542

Capital Appreciation Value, Class NAV
(T. Rowe Price)	3,888,932	49,389,431

China Emerging Leaders, Class NAV (DFA)	627,160	6,321,771

Disciplined Value, Class NAV (Robeco)	379,062	7,342,434

Emerging Markets, Class NAV (DFA)	2,856,812	32,396,252

Equity-Income, Class NAV (T. Rowe Price)	826,871	17,736,384

Financial Industries, Class NAV (John Hancock1) (A)	1,116,847	19,299,110

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	840,390	11,177,193

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	938,134	13,377,792

Global Equity, Class NAV (John Hancock1) (A)	1,071,102	12,531,890

Global Real Estate, Class NAV (Deutsche)	946,365	8,886,363

Global Shareholder Yield, Class NAV (Epoch)	1,543,465	19,030,928

Health Sciences, Class NAV (T. Rowe Price)	791,852	16,050,845

International Core, Class NAV (GMO)	189,919	6,745,916

International Growth Opportunities, Series NAV
(Baillie Gifford)	374,679	5,316,688

International Growth Stock, Class NAV (Invesco)	410,079	5,843,620

International Small Cap, Class NAV
(Franklin Templeton)	679,901	13,230,878

International Small Company, Class NAV (DFA)	1,227,777	13,259,993

International Value, Class NAV (Templeton)	751,994	13,588,531

International Value Equity, Class NAV
(John Hancock1) (A)	404,314	3,877,367

Mid Cap Stock, Class NAV (Wellington)	781,959	17,742,650

Mid Value, Class NAV (T. Rowe Price)	871,104	15,854,094

Natural Resources, Class NAV
(Jennison)	999,950	18,779,066

Real Estate Equity, Class NAV (T. Rowe Price)	543,338	6,264,692

Redwood, Class NAV (Robeco)	934,853	10,806,898

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	1,785,924	25,967,329

Small Cap Growth, Class NAV (Wellington)	337,092	3,728,237

Small Cap Value, Class NAV (Wellington)	162,378	3,143,633

Small Company Growth, Class NAV (Invesco)	145,920	3,087,668

Small Company Value, Class NAV (T. Rowe Price)	112,948	4,210,715

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	23,854,578	333,009,910

Retirement Living through 2020 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

Strategic Growth, Class NAV (John Hancock1) (A)	934,582	$15,439,288

U.S. Equity, Class NAV (GMO)	1,692,123	23,368,215

Value, Class NAV (Invesco)	402,845	5,200,734

Value Equity Fund, Class NAV (Barrow Hanley) (I)	533,071	5,378,687

FIXED INCOME 31.7%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	4,447,455	46,520,377

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	1,294,584	12,466,845

Core High Yield Fund, Class NAV (John Hancock1) (A)	957,084	10,604,487

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	1,232,111	12,505,927

Floating Rate Income, Class NAV (WAMCO)	7,134,422	66,778,193

Global Bond, Class NAV (PIMCO) (I)	1,103,613	13,927,600

Global Income, Class NAV (Stone Harbor)	2,112,204	21,586,724

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	1,598,717	16,115,068

High Yield, Class NAV (WAMCO)	1,201,448	11,461,818

Real Return Bond, Class NAV (PIMCO)	976,768	11,545,399

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	3,982,282	40,818,394

Spectrum Income, Class NAV (T. Rowe Price)	2,524,618	28,401,953

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	4,216,796	46,258,255

Total Return, Class NAV (PIMCO)	3,319,570	46,341,197

U.S. High Yield Bond, Class NAV (Wells Capital)	920,006	11,573,676

ALTERNATIVE 3.3%

Absolute Return Currency, Class NAV
(First Quadrant)	2,760,419	27,769,813

Global Absolute Return Strategies, Class NAV
(Standard Life)	1,215,647	13,821,906

Total investments
(Cost $1,001,420,943) 100.0%		$1,252,041,280
Other assets and liabilities, net 0.0%		(279,483)

TOTAL NET ASSETS 100.0%		$1,251,761,797

Percentages are based upon net assets.

Retirement Living through 2015 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 54.2%

Alpha Opportunities, Class NAV (Wellington)	349,746	$4,749,551

Blue Chip Growth, Class NAV (T. Rowe Price)	195,507	7,032,386

Capital Appreciation, Class NAV (Jennison)	341,212	6,251,010

Capital Appreciation Value, Class NAV
(T. Rowe Price)	2,230,531	28,327,743

China Emerging Leaders, Class NAV (DFA)	285,509	2,877,933

Disciplined Value, Class NAV (Robeco)	151,473	2,934,024

Emerging Markets, Class NAV (DFA)	1,321,819	14,989,423

Equity-Income, Class NAV (T. Rowe Price)	330,387	7,086,807

Financial Industries, Class NAV (John Hancock1) (A)	355,761	6,147,543

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	424,435	5,644,990

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	374,848	5,345,339

Global Equity, Class NAV (John Hancock1) (A)	401,969	4,703,038

Global Real Estate, Class NAV (Deutsche)	466,082	4,376,513

Global Shareholder Yield, Class NAV (Epoch)	914,398	11,274,526

Health Sciences, Class NAV (T. Rowe Price)	252,835	5,124,968

International Core, Class NAV (GMO)	80,313	2,852,729

International Growth Opportunities, Series NAV
(Baillie Gifford)	158,946	2,255,443

	Annual report | Retirement Living Portfolios	31
See notes to financial statements

Retirement Living through 2015 Portfolio
(continued)

	Shares	Value
EQUITY (continued)

International Growth Stock, Class NAV (Invesco)	174,354	$2,484,548

International Small Cap, Class NAV
(Franklin Templeton)	302,062	5,878,126

International Small Company, Class NAV (DFA)	538,050	5,810,940

International Value, Class NAV (Templeton)	314,701	5,686,645

International Value Equity, Class NAV
(John Hancock1) (A)	169,752	1,627,923

Mid Cap Stock, Class NAV (Wellington)	329,743	7,481,862

Mid Value, Class NAV (T. Rowe Price)	365,464	6,651,440

Natural Resources, Class NAV
(Jennison)	500,468	9,398,788

Real Estate Equity, Class NAV (T. Rowe Price)	291,354	3,359,313

Redwood, Class NAV (Robeco)	479,080	5,538,163

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	565,307	8,219,567

Small Cap Growth, Class NAV (Wellington)	279,437	3,090,568

Small Cap Value, Class NAV (Wellington)	84,220	1,630,491

Small Company Value, Class NAV (T. Rowe Price)	44,118	1,644,720

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	10,694,936	149,301,307

Strategic Growth, Class NAV (John Hancock1) (A)	379,163	6,263,775

U.S. Equity, Class NAV (GMO)	1,079,359	14,905,944

Value, Class NAV (Invesco)	185,894	2,399,893

Value Equity Fund, Class NAV (Barrow Hanley) (I)	213,145	2,150,632

FIXED INCOME 42.1%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	3,938,059	41,192,098

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	895,187	8,620,655

Core High Yield Fund, Class NAV (John Hancock1) (A)	591,405	6,552,773

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	833,103	8,455,998

Floating Rate Income, Class NAV (WAMCO)	5,010,665	46,899,825

Global Bond, Class NAV (PIMCO) (I)	889,523	11,225,782

Global Income, Class NAV (Stone Harbor)	1,322,672	13,517,713

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	993,777	10,017,271

High Yield, Class NAV (WAMCO)	833,081	7,947,596

Real Return Bond, Class NAV (PIMCO)	637,369	7,533,696

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	2,522,790	25,858,597

Spectrum Income, Class NAV (T. Rowe Price)	1,598,740	17,985,825

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,610,717	28,639,570

Total Return, Class NAV (PIMCO)	2,939,358	41,033,441

U.S. High Yield Bond, Class NAV (Wells Capital)	637,522	8,020,026

ALTERNATIVE 3.7%

Absolute Return Currency, Class NAV
(First Quadrant)	1,540,829	15,500,737

Global Absolute Return Strategies, Class NAV
(Standard Life)	850,137	9,666,062

Total investments
(Cost $553,238,840) 100.0%		$674,166,276
Other assets and liabilities, net 0.0%		(36,003)

TOTAL NET ASSETS 100.0%		$674,130,273

Percentages are based upon net assets.

Retirement Living through 2010 Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 100.0%

EQUITY 44.1%

Alpha Opportunities, Class NAV (Wellington)	155,881	$2,116,870

Blue Chip Growth, Class NAV (T. Rowe Price)	102,436	3,684,609

Capital Appreciation, Class NAV (Jennison)	179,105	3,281,196

Capital Appreciation Value, Class NAV
(T. Rowe Price)	1,141,317	14,494,723

China Emerging Leaders, Class NAV (DFA)	113,765	1,146,749

Disciplined Value, Class NAV (Robeco)	88,626	1,716,684

Emerging Markets, Class NAV (DFA)	519,310	5,888,976

Equity-Income, Class NAV (T. Rowe Price)	191,442	4,106,433

Financial Industries, Class NAV (John Hancock1) (A)	51,370	887,667

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	229,217	3,048,580

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	219,288	3,127,043

Global Equity, Class NAV (John Hancock1) (A)	237,090	2,773,958

Global Real Estate, Class NAV (Deutsche)	227,175	2,133,174

Global Shareholder Yield, Class NAV (Epoch)	498,676	6,148,676

Health Sciences, Class NAV (T. Rowe Price)	37,399	758,083

International Core, Class NAV (GMO)	35,199	1,250,263

International Growth Opportunities, Series NAV
(Baillie Gifford)	69,119	980,792

International Growth Stock, Class NAV (Invesco)	75,835	1,080,655

International Small Cap, Class NAV
(Franklin Templeton)	145,174	2,825,078

International Small Company, Class NAV (DFA)	263,416	2,844,892

International Value, Class NAV (Templeton)	135,482	2,448,165

International Value Equity, Class NAV
(John Hancock1) (A)	74,339	712,907

Mid Cap Stock, Class NAV (Wellington)	154,111	3,496,772

Mid Value, Class NAV (T. Rowe Price)	232,978	4,240,193

Natural Resources, Class NAV
(Jennison)	247,698	4,651,772

Real Estate Equity, Class NAV (T. Rowe Price)	171,916	1,982,191

Redwood, Class NAV (Robeco)	293,423	3,391,965

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	80,860	1,175,711

Small Cap Growth, Class NAV (Wellington)	119,129	1,317,566

Small Cap Value, Class NAV (Wellington)	35,821	693,490

Small Company Value, Class NAV (T. Rowe Price)	19,031	709,468

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	5,211,561	72,753,391

Strategic Growth, Class NAV (John Hancock1) (A)	190,211	3,142,291

U.S. Equity, Class NAV (GMO)	589,628	8,142,756

Value Equity Fund, Class NAV (Barrow Hanley) (I)	123,046	1,241,533

FIXED INCOME 51.8%

Active Bond, Class NAV (John Hancock[1](A)/
Declaration)	3,269,379	34,197,708

Asia Pacific Total Return Bond, Class NAV
(John Hancock1) (A)	627,872	6,046,411

Core High Yield Fund, Class NAV (John Hancock1) (A)	376,513	4,171,765

Emerging Markets Debt, Class NAV
(John Hancock1) (A)	612,849	6,220,420

Floating Rate Income, Class NAV (WAMCO)	3,620,751	33,890,234

Global Bond, Class NAV (PIMCO) (I)	688,960	8,694,676

Global Income, Class NAV (Stone Harbor)	856,398	8,752,390

Global Short Duration Credit, Class NAV
(John Hancock1) (A)	655,585	6,608,302

High Yield, Class NAV (WAMCO)	514,278	4,906,209

Real Return Bond, Class NAV (PIMCO)	430,347	5,086,704

Short Duration Credit Opportunities Fund, Class NAV
(Stone Harbor)	1,637,224	16,781,544

Spectrum Income, Class NAV (T. Rowe Price)	1,039,504	11,694,414

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,710,008	18,758,792

32	Retirement Living Portfolios | Annual report
See notes to financial statements

Retirement Living through 2010 Portfolio
(continued)

	Shares	Value
FIXED INCOME (continued)

Total Return, Class NAV (PIMCO)	2,433,245	$33,968,100

U.S. High Yield Bond, Class NAV (Wells Capital)	392,647	4,939,505

ALTERNATIVE 4.1%

Absolute Return Currency, Class NAV
(First Quadrant)	932,930	9,385,271

Global Absolute Return Strategies, Class NAV
(Standard Life)	594,755	6,762,363

Total investments
(Cost $334,281,145) 100.0%		$395,260,080
Other assets and liabilities, net 0.0%		(34,049)

TOTAL NET ASSETS 100.0%		$395,226,031

Percentages are based upon net assets.

Footnote Legend:
(A) The subadvisor is an affiliate of the advisor.
(G) The portfolio’s subadvisor is shown parenthetically.
(I) Non-income producing.
[1] Manulife Asset Management (US) LLC is doing business as John Hancock
Asset Management.

	Annual report | Retirement Living Portfolios	33
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 8-31-14

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through
	2055 Portfolio	2050 Portfolio	2045 Portfolio	2040 Portfolio
Assets

Investments in affiliated funds, at value	7,448,719	242,867,403	819,920,897	854,096,258
Cash	76,328	6,508	2,768	2,655
Receivable for investments sold	71	1,787,031	4,101,833	4,247,727
Receivable for fund shares sold	106,401	34,177	121,190	31,237
Dividends and interest receivable	655	25,156	98,768	102,145
Receivable due from advisor	4,645	—	1,208	1,023
Other assets	105,261	44,639	42,272	42,014
Total assets	7,742,080	244,764,914	824,288,936	858,523,059

Liabilities

Payable for investments purchased	107,071	273,752	826,570	829,844
Payable for fund shares repurchased	—	1,547,999	3,400,498	3,451,287
Payable to affiliates
Accounting and legal services fees	138	5,070	17,377	17,965
Transfer agent fees	46	1,691	9,458	9,848
Trustees’ fees	—	21	102	106
Investment management fees	—	5,875	—	—
Distribution and service fees	—	488	2,347	4,019
Other liabilities and accrued expenses	184,470	50,009	55,455	56,383
Total liabilities	291,725	1,884,905	4,311,807	4,369,452

Net assets	$7,450,355	$242,880,009	$819,977,129	$854,153,607

Net assets consist of

Paid-in capital	$7,281,301	$204,800,740	$595,954,156	$624,704,480
Undistributed net investment income (loss)	—	—	—	—
Accumulated undistributed net realized gain (loss) on investments	(5,886)	4,874,744	15,311,101	16,050,238
Net unrealized appreciation (depreciation) on investments	174,940	33,204,525	208,711,872	213,398,889
Net assets	$7,450,355	$242,880,009	$819,977,129	$854,153,607

Investments in affiliated funds, at cost	$7,273,779	$209,662,878	$611,209,025	$640,697,369

Net asset value per share

The funds have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$132,240	$8,304,528	$44,702,769	$45,468,789
Shares outstanding	12,427	667,367	3,643,027	3,678,593
Net asset value and redemption price per share	$10.64	$12.44	$12.27	$12.36
Class R1: Net assets	$106,307	$408,791	$1,446,755	$2,257,518
Shares outstanding	10,000	32,897	118,253	183,165
Net asset value, offering and redemption price per share	$10.63	$12.43	$12.23	$12.33
Class R2: Net assets	$106,423	$457,972	$524,219	$1,488,873
Shares outstanding	10,000	36,801	42,610	120,217
Net asset value, offering and redemption price per share	$10.64	$12.44	$12.30	$12.38
Class R3: Net assets	$106,353	$183,891	$2,026,839	$3,213,002
Shares outstanding	10,000	14,790	165,482	260,815
Net asset value, offering and redemption price per share	$10.64	$12.43	$12.25	$12.32
Class R4: Net assets	$106,537	$130,943	$1,215,254	$1,348,546
Shares outstanding	10,000	10,508	98,763	108,922
Net asset value, offering and redemption price per share	$10.65	$12.46	$12.30	$12.38
Class R5: Net assets	$106,630	$131,091	$1,399,259	$2,270,736
Shares outstanding	10,000	10,504	113,214	182,534
Net asset value, offering and redemption price per share	$10.66	$12.48	$12.36	$12.44
Class R6: Net assets	$106,653	$1,222,565	$1,495,778	$1,231,987
Shares outstanding	10,000	97,925	121,164	99,159
Net asset value, offering and redemption price per share	$10.67	$12.48	$12.35	$12.42
Class 1: Net assets	$6,679,212	$232,040,228	$767,166,256	$796,874,156
Shares outstanding	626,494	18,601,848	62,124,115	64,115,303
Net asset value, offering and redemption price per share	$10.66	$12.47	$12.35	$12.43

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.20	$13.09	$12.92	$13.01

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

34	Retirement Living Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-14

Continued

	Retirement	Retirement	Retirement
	Living through	Living through	Living through
	2035 Portfolio	2030 Portfolio	2025 Portfolio
Assets

Investments in affiliated funds, at value	1,105,376,165	1,334,935,996	1,482,442,199
Cash	2,299	1,962	2,500
Receivable for investments sold	4,717,982	6,814,263	5,897,978
Receivable for fund shares sold	231,759	42,830	139,438
Dividends and interest receivable	153,631	336,308	585,466
Receivable due from advisor	955	959	677
Other assets	42,022	44,601	43,586
Total assets	1,110,524,813	1,342,176,919	1,489,111,844

Liabilities

Payable for investments purchased	877,225	2,074,691	1,101,131
Payable for fund shares repurchased	4,103,605	4,994,766	5,423,128
Payable to affiliates
Accounting and legal services fees	23,157	27,938	31,030
Transfer agent fees	11,554	15,770	16,201
Trustees’ fees	135	166	187
Distribution and service fees	3,960	4,999	5,440
Other liabilities and accrued expenses	58,393	59,836	60,713
Total liabilities	5,078,029	7,178,166	6,637,830

Net assets	$1,105,446,784	$1,334,998,753	$1,482,474,014

Net assets consist of

Paid-in capital	$812,385,982	$989,236,976	$1,122,697,067
Undistributed net investment income (loss)	36,314	1,829,112	4,828,480
Accumulated undistributed net realized gain (loss) on investments	19,794,873	25,851,745	27,351,934
Net unrealized appreciation (depreciation) on investments	273,229,615	318,080,920	327,596,533
Net assets	$1,105,446,784	$1,334,998,753	$1,482,474,014

Investments in affiliated funds, at cost	$832,146,550	$1,016,855,076	$1,154,845,666

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$55,884,867	$73,551,098	$74,976,560
Shares outstanding	4,498,792	6,032,676	6,225,315
Net asset value and redemption price per share	$12.42	$12.19	$12.04
Class R1: Net assets	$3,744,965	$3,684,912	$4,313,109
Shares outstanding	302,248	303,686	359,907
Net asset value, offering and redemption price per share	$12.39	$12.13	$11.98
Class R2: Net assets	$605,349	$1,155,561	$912,144
Shares outstanding	48,580	95,181	76,057
Net asset value, offering and redemption price per share	$12.46	$12.14	$11.99
Class R3: Net assets	$2,831,089	$3,604,466	$4,783,749
Shares outstanding	228,160	296,726	398,753
Net asset value, offering and redemption price per share	$12.41	$12.15	$12.00
Class R4: Net assets	$1,536,096	$1,251,970	$1,388,451
Shares outstanding	123,061	102,920	115,426
Net asset value, offering and redemption price per share	$12.48	$12.16	$12.03
Class R5: Net assets	$1,270,521	$2,577,475	$1,733,449
Shares outstanding	101,634	211,471	144,042
Net asset value, offering and redemption price per share	$12.50	$12.19	$12.03
Class R6: Net assets	$1,178,301	$2,554,424	$1,066,529
Shares outstanding	94,277	209,615	88,754
Net asset value, offering and redemption price per share	$12.50	$12.19	$12.02
Class 1: Net assets	$1,038,395,596	$1,246,618,847	$1,393,300,023
Shares outstanding	83,059,528	102,273,725	115,776,335
Net asset value, offering and redemption price per share	$12.50	$12.19	$12.03

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.07	$12.83	$12.67

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Annual report | Retirement Living Portfolios	35
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-14

Continued

	Retirement	Retirement	Retirement
	Living through	Living through	Living through
	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in affiliated funds, at value	1,252,041,280	674,166,276	395,260,080
Cash	2,196	1,828	2,209
Receivable for investments sold	5,560,238	3,642,887	1,379,436
Receivable for fund shares sold	70,906	75,852	109,847
Dividends and interest receivable	687,681	446,235	301,935
Receivable due from advisor	742	661	624
Other assets	43,596	40,651	39,219
Total assets	1,258,406,639	678,374,390	397,093,350

Liabilities

Payable for investments purchased	883,928	481,799	328,396
Payable for fund shares repurchased	5,654,597	3,677,594	1,468,790
Payable to affiliates
Accounting and legal services fees	26,233	14,282	8,392
Transfer agent fees	16,783	13,227	8,441
Trustees’ fees	164	97	58
Distribution and service fees	5,457	3,389	1,115
Other liabilities and accrued expenses	57,680	53,729	52,127
Total liabilities	6,644,842	4,244,117	1,867,319

Net assets	$1,251,761,797	$674,130,273	$395,226,031

Net assets consist of

Paid-in capital	$970,431,092	$528,074,108	$322,917,594
Undistributed net investment income (loss)	6,888,910	5,081,848	3,590,424
Accumulated undistributed net realized gain (loss) on investments	23,821,458	20,046,881	7,739,078
Net unrealized appreciation (depreciation) on investments	250,620,337	120,927,436	60,978,935
Net assets	$1,251,761,797	$674,130,273	$395,226,031

Investments in affiliated funds, at cost	$1,001,420,943	$553,238,840	$334,281,145

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1: Net assets	$77,842,656	$61,465,109	$39,226,967
Shares outstanding	6,661,495	5,416,014	3,709,934
Net asset value and redemption price per share	$11.69	$11.35	$10.57
Class R1: Net assets	$3,552,955	$1,184,303	$531,011
Shares outstanding	305,124	104,659	50,424
Net asset value, offering and redemption price per share	$11.64	$11.32	$10.53
Class R2: Net assets	$1,233,212	$366,433	$681,272
Shares outstanding	105,857	32,349	64,446
Net asset value, offering and redemption price per share	$11.65	$11.33	$10.57
Class R3: Net assets	$4,269,253	$6,277,396	$1,199,880
Shares outstanding	366,218	554,524	113,769
Net asset value, offering and redemption price per share	$11.66	$11.32	$10.55
Class R4: Net assets	$1,150,653	$251,121	$607,262
Shares outstanding	98,644	22,143	57,419
Net asset value, offering and redemption price per share	$11.66	$11.34	$10.58
Class R5: Net assets	$3,896,452	$1,360,352	$213,024
Shares outstanding	332,994	119,660	20,116
Net asset value, offering and redemption price per share	$11.70	$11.37	$10.59
Class R6: Net assets	$1,744,997	$656,350	$505,798
Shares outstanding	149,222	57,703	47,718
Net asset value, offering and redemption price per share	$11.69	$11.37	$10.60
Class 1: Net assets	$1,158,071,619	$602,569,209	$352,260,817
Shares outstanding	98,998,565	53,011,355	33,243,518
Net asset value, offering and redemption price per share	$11.70	$11.37	$10.60

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.31	$11.95	$11.13

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

36	Retirement Living Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the year ended 8-31-14

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2055 Portfolio[1]	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$2,396	$2,224,701	$9,819,064	$10,155,032	$13,390,884

Expenses

Investment management fees	828	120,074	482,629	501,691	642,471
Distribution and service fees	1,290	110,454	495,064	530,124	659,650
Transfer agent fees	115	7,077	51,899	54,170	64,147
Accounting and legal services fees	189	23,419	94,841	97,978	125,482
State registration fees	48,262	104,611	107,574	106,637	108,435
Professional fees	38,740	39,188	50,863	51,238	54,420
Printing and postage	1,809	2,480	7,741	7,891	8,006
Custodian fees	4,542	12,227	12,227	12,227	12,227
Trustees’ fees	7	2,352	10,068	10,463	13,413
Registration and filing fees	23,853	23,382	22,459	23,113	24,352
Expense recapture	—	7,354	2,834	3,821	7,124
Other	5,342	7,285	10,766	10,908	12,144

Total expenses before reductions	124,977	459,903	1,348,965	1,410,261	1,731,871

Net expense reductions	(122,034)	(138,342)	(150,884)	(154,297)	(169,109)
Total expenses	2,943	321,561	1,198,081	1,255,964	1,562,762

Net investment income (loss)	(547)	1,903,140	8,620,983	8,899,068	11,828,122

Realized and unrealized gain (loss)

Net realized gain (loss) on

Investments in affiliated issuers	(5,863)	2,013,700	11,028,297	10,998,397	13,012,686
Capital gain distributions received from affiliated
underlying funds	—	5,144,370	23,734,054	24,482,629	31,216,935
	(5,863)	7,158,070	34,762,351	35,481,026	44,229,621
Change in net unrealized appreciation of
Investments in affiliated issuers	174,940	22,956,162	93,259,262	97,353,739	124,367,052

Net realized and unrealized gain	169,077	30,114,232	128,021,613	132,834,765	168,596,673

Increase in net assets from operations	$168,530	$32,017,372	$136,642,596	$141,733,833	$180,424,795

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

	Annual report | Retirement Living Portfolios	37
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the year ended 8-31-14

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living through	Living through	Living through	Living through	Living through
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Income distributions received from affiliated
underlying funds	$18,699,269	$24,476,821	$24,794,034	$16,231,223	$10,444,460

Expenses

Investment management fees	786,757	871,533	745,680	396,388	233,236
Distribution and service fees	821,166	909,199	815,638	514,805	307,282
Transfer agent fees	88,283	93,797	95,372	73,988	52,407
Accounting and legal services fees	152,709	170,583	147,311	84,020	49,871
State registration fees	109,585	107,635	108,197	107,987	105,677
Professional fees	57,541	59,602	56,934	49,729	45,844
Printing and postage	9,947	10,064	10,188	7,945	6,940
Custodian fees	12,227	12,227	12,227	12,227	12,227
Trustees’ fees	16,428	18,386	15,966	9,198	5,458
Registration and filing fees	24,361	24,345	23,163	21,470	21,680
Expense recapture	14,539	18,371	18,764	11,732	4,281
Other	13,466	14,422	13,462	10,679	9,362

Total expenses before reductions	2,107,009	2,310,164	2,062,902	1,300,168	854,265

Net expense reductions	(188,966)	(190,948)	(171,753)	(109,965)	(100,833)
Total expenses	1,918,043	2,119,216	1,891,149	1,190,203	753,432

Net investment income	16,781,226	22,357,605	22,902,885	15,041,020	9,691,028

Realized and unrealized gain

Net realized gain on
Investments in affiliated issuers	17,624,488	19,692,271	17,356,414	16,669,286	8,929,103
Capital gain distributions received from affiliated
underlying funds	37,367,284	39,183,771	30,940,705	17,121,222	8,925,580
	54,991,772	58,876,042	48,297,119	33,790,508	17,854,683
Change in net unrealized appreciation of
Investments in affiliated issuers	140,638,277	141,620,765	104,677,003	41,760,509	21,126,712

Net realized and unrealized gain	195,630,049	200,496,807	152,974,122	75,551,017	38,981,395

Increase in net assets from operations	$212,411,275	$222,854,412	$175,877,007	$90,592,037	$48,672,423

38	Retirement Living Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement Living		Retirement Living		Retirement Living
	through 2055 Portfolio	through 2050 Portfolio		through 2045 Portfolio
	Period ended	Year ended	Year ended	Year ended	Year ended
	8-31-14[1]	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations

Net investment income (loss)	($547)	$1,903,140	$826,077	$8,620,983	$6,956,299
Net realized gain (loss)	(5,863)	7,158,070	2,228,470	34,762,351	14,443,834
Change in net unrealized appreciation
(depreciation)	174,940	22,956,162	8,563,672	93,259,262	66,483,751
Increase in net assets resulting
from operations	168,530	32,017,372	11,618,219	136,642,596	87,883,884

Distributions to shareholders
From net investment income
Class A	—	(29,235)	(6,895)	(297,737)	(169,103)
Class R1	—	(2,324)	(537)	(7,733)	(9,525)
Class R2	—	(2,652)	(1,044)	(3,503)	(858)
Class R3	—	(820)	(635)	(10,869)	(8,075)
Class R4	—	(1,276)	(1,035)	(9,408)	(7,126)
Class R5	—	(13,355)	(1,336)	(14,156)	(22,907)
Class R6	—	(4,203)	(2,382)	(32,186)	(8,917)
Class 1	—	(1,910,224)	(817,263)	(8,618,941)	(6,892,075)
From net realized gain
Class A	—	(87,246)	(11,997)	(1,058,430)	(1,153,753)
Class R1	—	(9,733)	(1,372)	(37,925)	(91,498)
Class R2	—	(7,915)	(1,815)	(12,450)	(5,853)
Class R3	—	(2,960)	(1,366)	(46,275)	(66,679)
Class R4	—	(2,959)	(1,365)	(26,225)	(37,699)
Class R5	—	(26,269)	(1,478)	(33,652)	(102,720)
Class R6	—	(7,966)	(2,533)	(73,795)	(39,087)
Class 1	—	(3,757,094)	(904,290)	(20,488,594)	(31,143,700)

Total distributions	—	(5,866,231)	(1,757,343)	(30,771,879)	(39,759,575)
From fund share transactions	7,281,825	88,459,523	65,886,628	46,562,573	69,145,047

Total increase	7,450,355	114,610,664	75,747,504	152,433,290	117,269,356

Net assets

Beginning of period	—	128,269,345	52,521,841	667,543,839	550,274,483

End of period	$7,450,355	$242,880,009	$128,269,345	$819,977,129	$667,543,839

Undistributed net investment
income (loss)	—	—	$17,963	—	$170,155

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

	Annual report | Retirement Living Portfolios	39
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living		Retirement Living
	through 2040 Portfolio		through 2035 Portfolio		through 2030 Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$8,899,068	$7,012,083	$11,828,122	$9,242,750	$16,781,226	$13,531,444
Net realized gain	35,481,026	13,977,050	44,229,621	17,550,126	54,991,772	21,182,212
Change in net unrealized appreciation	97,353,739	68,171,908	124,367,052	86,243,892	140,638,277	98,308,261
Increase in net assets resulting
from operations	141,733,833	89,161,041	180,424,795	113,036,768	212,411,275	133,021,917

Distributions to shareholders
From net investment income
Class A	(297,991)	(181,590)	(382,285)	(218,307)	(601,350)	(382,701)
Class R1	(11,840)	(11,980)	(16,995)	(15,825)	(26,075)	(25,952)
Class R2	(4,545)	(1,066)	(2,888)	(850)	(8,199)	(1,320)
Class R3	(24,758)	(19,388)	(17,682)	(17,508)	(32,173)	(28,845)
Class R4	(9,794)	(5,686)	(14,502)	(10,471)	(13,264)	(7,040)
Class R5	(53,099)	(44,776)	(21,829)	(47,256)	(90,163)	(106,859)
Class R6	(31,176)	(7,720)	(55,474)	(11,207)	(105,403)	(13,618)
Class 1	(8,814,528)	(6,894,093)	(11,714,912)	(8,919,369)	(16,047,491)	(12,904,919)
From net realized gain
Class A	(1,029,836)	(1,125,828)	(1,254,024)	(1,256,026)	(1,569,138)	(1,533,447)
Class R1	(56,555)	(104,623)	(76,063)	(128,693)	(87,793)	(134,635)
Class R2	(15,708)	(6,607)	(9,476)	(4,885)	(21,394)	(5,290)
Class R3	(102,574)	(145,530)	(69,065)	(122,187)	(97,052)	(133,855)
Class R4	(26,514)	(27,326)	(37,545)	(46,613)	(28,253)	(22,980)
Class R5	(122,520)	(182,351)	(48,365)	(178,131)	(167,454)	(303,772)
Class R6	(69,373)	(30,510)	(118,632)	(40,988)	(189,672)	(37,500)
Class 1	(20,338,727)	(28,293,893)	(25,955,857)	(33,621,396)	(29,804,258)	(37,407,201)

Total distributions	(31,009,538)	(37,082,967)	(39,795,594)	(44,639,712)	(48,889,132)	(53,049,934)
From fund share transactions	57,657,196	83,853,430	88,345,595	98,393,016	89,204,542	100,969,071

Total increase	168,381,491	135,931,504	228,974,796	166,790,072	252,726,685	180,941,054

Net assets

Beginning of period	685,772,116	549,840,612	876,471,988	709,681,916	1,082,272,068	901,331,014

End of period	$854,153,607	$685,772,116	$1,105,446,784	$876,471,988	$1,334,998,753	$1,082,272,068

Undistributed net investment
income (loss)	—	$156,877	$36,314	$434,077	$1,829,112	$1,971,127

40	Retirement Living Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living
	through 2025 Portfolio		through 2020 Portfolio
	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$22,357,605	$18,796,012	$22,902,885	$20,551,065
Net realized gain	58,876,042	22,338,694	48,297,119	22,929,720
Change in net unrealized appreciation	141,620,765	96,971,202	104,677,003	64,014,331
Increase in net assets resulting
from operations	222,854,412	138,105,908	175,877,007	107,495,116

Distributions to shareholders
From net investment income
Class A	(810,882)	(574,203)	(1,004,168)	(687,680)
Class R1	(34,399)	(34,839)	(40,338)	(44,541)
Class R2	(7,185)	(2,547)	(11,215)	(1,718)
Class R3	(47,157)	(40,579)	(62,633)	(65,305)
Class R4	(23,844)	(23,327)	(16,488)	(13,356)
Class R5	(41,448)	(154,881)	(140,282)	(221,192)
Class R6	(163,641)	(17,508)	(161,682)	(9,464)
Class 1	(21,050,266)	(17,514,879)	(21,186,229)	(19,022,412)
From net realized gain
Class A	(1,585,235)	(1,496,030)	(1,678,170)	(1,395,024)
Class R1	(82,421)	(111,376)	(79,407)	(106,048)
Class R2	(14,046)	(6,686)	(18,742)	(3,504)
Class R3	(103,636)	(118,928)	(115,108)	(145,382)
Class R4	(39,363)	(51,290)	(23,940)	(23,723)
Class R5	(60,851)	(302,753)	(184,352)	(354,340)
Class R6	(233,783)	(33,479)	(207,535)	(14,882)
Class 1	(30,904,942)	(34,428,342)	(27,841,761)	(30,613,869)

Total distributions	(55,203,099)	(54,911,647)	(52,772,050)	(52,722,440)
From fund share transactions	93,291,781	91,261,467	48,579,501	59,266,237

Total increase	260,943,094	174,455,728	171,684,458	114,038,913
Net assets

Beginning of year	1,221,530,920	1,047,075,192	1,080,077,339	966,038,426

End of year	$1,482,474,014	$1,221,530,920	$1,251,761,797	$1,080,077,339

Undistributed net investment
income (loss)	$4,828,480	$4,647,366	$6,888,910	$6,608,018

	Annual report | Retirement Living Portfolios	41
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Living		Retirement Living
	through 2015 Portfolio		through 2010 Portfolio
	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations
Net investment income	$15,041,020	$14,787,634	$9,691,028	$10,765,455
Net realized gain	33,790,508	14,016,066	17,854,683	12,601,527
Change in net unrealized appreciation	41,760,509	27,963,199	21,126,712	8,664,491
Increase in net assets resulting
from operations	90,592,037	56,766,899	48,672,423	32,031,473

Distributions to shareholders
From net investment income
Class A	(935,672)	(688,224)	(807,595)	(648,860)
Class R1	(21,739)	(26,566)	(7,515)	(8,074)
Class R2	(3,882)	(2,147)	(13,665)	(2,422)
Class R3	(98,365)	(106,288)	(22,575)	(34,262)
Class R4	(5,024)	(1,500)	(11,838)	(11,189)
Class R5	(41,527)	(129,795)	(29,445)	(116,233)
Class R6	(104,898)	(15,368)	(86,673)	(2,999)
Class 1	(14,061,292)	(13,878,950)	(9,133,778)	(10,487,113)
From net realized gain
Class A	(1,327,408)	(619,062)	(1,334,530)	(1,666,045)
Class R1	(35,341)	(27,210)	(13,993)	(23,145)
Class R2	(5,508)	(1,931)	(22,581)	(6,221)
Class R3	(151,098)	(103,141)	(40,006)	(93,849)
Class R4	(6,322)	(1,203)	(17,584)	(26,015)
Class R5	(47,928)	(95,759)	(40,462)	(251,259)
Class R6	(118,611)	(11,117)	(116,912)	(6,393)
Class 1	(16,228,724)	(10,239,504)	(12,551,031)	(22,669,689)

Total distributions	(33,193,339)	(25,947,765)	(24,250,183)	(36,053,768)
From fund share transactions	(31,959,462)	(8,627,058)	(24,926,355)	(26,356,269)

Total increase (decrease)	25,439,236	22,192,076	(504,115)	(30,378,564)

Net assets

Beginning of year	648,691,037	626,498,961	395,730,146	426,108,710

End of year	$674,130,273	$648,691,037	$395,226,031	$395,730,146

Undistributed net investment
income (loss)	$5,081,848	$5,312,288	$3,590,424	$4,012,041

42	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Living through 2055 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014[6]	10.00	(0.02)	0.66	0.64	—	—	—	—	10.64	6.40[7]	23.48[8]	0.60[8]	(0.43)[8]	132[9]	24

CLASS R1

08-31-2014[6]	10.00	(0.03)	0.66	0.63	—	—	—	—	10.63	6.30[7]	21.55[8]	0.85[8]	(0.66)[8]	106[9]	24

CLASS R2

08-31-2014[6]	10.00	(0.02)	0.66	0.64	—	—	—	—	10.64	6.40[7]	21.02[8]	0.60[8]	(0.41)[8]	106[9]	24

CLASS R3

08-31-2014[6]	10.00	(0.03)	0.67	0.64	—	—	—	—	10.64	6.40[7]	21.60[8]	0.75[8]	(0.56)[8]	106[9]	24

CLASS R4

08-31-2014[6]	10.00	(0.01)	0.66	0.65	—	—	—	—	10.65	6.50[7]	21.13[8]	0.35[8]	(0.17)[8]	106[9]	24

CLASS R5

08-31-2014[6]	10.00	—[9]	0.66	0.66	—	—	—	—	10.66	6.60[7]	21.19[8]	0.15[8]	0.03[8]	106[9]	24

CLASS R6

08-31-2014[6]	10.00	—[9]	0.67	0.67	—	—	—	—	10.67	6.70[7]	23.05[8]	0.10[8]	0.09[8]	106[9]	24

CLASS 1

08-31-2014[6]	10.00	—[9]	0.66	0.66	—	—	—	—	10.66	6.60[7]	5.88[8]	0.15[8]	0.04[8]	6,679	24

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26% for the period ended 8-31-14.
6 Period from 3-26-14 (commencement of operations) to 8-31-14.
7 Not annualized.
8 Annualized.
9 Less than $0.005 per share.

	Annual report | Retirement Living Portfolios	43
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.73	0.05	2.04	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70	0.90	0.60	0.43	8,305	10
08-31-2013	9.51	0.04	1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	2.15	0.61	0.42	2,264	16
08-31-2012[6]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	7.08[8]	0.61[8]	(0.16)[7]	503	67[9]

CLASS R1

08-31-2014	10.72	0.07	1.99	2.06	(0.07)	(0.28)	—	(0.35)	12.43	19.44	4.80	0.86	0.59	409	10
08-31-2013	9.50	0.02	1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95	12.87	0.86	0.23	183	16
08-31-2012[6]	9.52	(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.28[8]	0.86[8]	(0.28)[7]	100	67[9]

CLASS R2

08-31-2014	10.73	0.08	2.01	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70	5.16	0.61	0.71	458	10
08-31-2013	9.51	0.07	1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21	11.95	0.61	0.55	155	16
08-31-2012[6]	9.52	(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11)[7]	16.97[8]	0.61[8]	(0.15)[7]	100	67[9]

CLASS R3

08-31-2014	10.73	0.05	2.01	2.06	(0.08)	(0.28)	—	(0.36)	12.43	19.44	11.01	0.75	0.43	184	10
08-31-2013	9.50	0.06	1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17	15.81	0.76	0.55	113	16
08-31-2012[6]	9.52	(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21)[7]	17.31[8]	0.76[8]	(0.23)[7]	100	67[9]

CLASS R4

08-31-2014	10.75	0.12	1.99	2.11	(0.12)	(0.28)	—	(0.40)	12.46	19.94	12.39	0.35	0.99	131	10
08-31-2013	9.52	0.10	1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59	15.54	0.36	0.95	113	16
08-31-2012[6]	9.52	—[10]	—	—[10]	—	—	—	—	9.52	—[7]	17.05[8]	0.41[8]	(0.05)[7]	100	67[9]

CLASS R5

08-31-2014	10.76	0.16	1.98	2.14	(0.14)	(0.28)	—	(0.42)	12.48	20.23	1.80	0.16	1.39	131	10
08-31-2013	9.53	0.02	1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	2.67	0.16	0.23	985	16
08-31-2012[6]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.34[8]	0.16[8]	0.07[7]	100	67[9]

CLASS R6

08-31-2014	10.76	0.08	2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29	2.34	0.11	0.64	1,223	10
08-31-2013	9.53	0.12	1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85	8.30	0.11	1.17	253	16
08-31-2012[6]	9.52	0.01	—	0.01	—	—	—	—	9.53	0.11[7]	16.75[8]	0.11[8]	0.10[7]	100	67[9]

CLASS 1

08-31-2014	10.76	0.12	2.01	2.13	(0.14)	(0.28)	—	(0.42)	12.47	20.14	0.17	0.16	1.03	232,040	10
08-31-2013	9.53	0.10	1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79	0.23	0.16	0.94	124,203	16
08-31-2012	8.88	0.08	0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25	0.42	0.16	0.86	51,411	67
08-31-2011[11]	10.00	—[10]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[7]	4.97[8]	0.16[8]	(0.01)[8]	6,391	4

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47% and 0.48%–1.14% for the periods ended
8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
10 Less than $0.005 per share.
11 The inception date for Class 1 shares is 4-29-11.

44	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.65	0.08	1.99	2.07	(0.10)	(0.35)	—	(0.45)	12.27	19.71	0.59	0.58	0.68	44,703	14
08-31-2013	9.88	0.06	1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25	0.65	0.59	0.62	28,714	15
08-31-2012	9.22	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72	0.75	0.59	0.74	17,140	70
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37	0.78	0.59	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00	0.85	0.60[6]	0.87	6,026	19

CLASS R1

08-31-2014	10.62	0.05	1.98	2.03	(0.07)	(0.35)	—	(0.42)	12.23	19.39	2.00	0.83	0.44	1,447	14
08-31-2013	9.86	0.06	1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89	1.80	0.84	0.54	1,163	15
08-31-2012	9.21	0.07	0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45	2.05	0.81	0.75	1,254	70
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.27	0.74	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88	1.73[7]	0.75	0.78	721	19

CLASS R2

08-31-2014	10.67	0.08	2.00	2.08	(0.10)	(0.35)	—	(0.45)	12.30	19.76	3.96	0.58	0.69	524	14
08-31-2013	9.90	0.05	1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22	11.95	0.59	0.50	293	15
08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[9]	16.78[10]	0.59[10]	(0.15)[9]	100	70[11]

CLASS R3

08-31-2014	10.63	0.06	1.99	2.05	(0.08)	(0.35)	—	(0.43)	12.25	19.58	1.69	0.73	0.50	2,027	14
08-31-2013	9.87	0.05	1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99	1.90	0.74	0.53	1,332	15
08-31-2012	9.22	0.06	0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55	2.20	0.71	0.68	1,102	70
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46	2.59	0.64	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83	2.54[7]	0.65	0.84	570	19

CLASS R4

08-31-2014	10.67	0.10	2.00	2.10	(0.12)	(0.35)	—	(0.47)	12.30	20.04	2.05	0.33	0.89	1,215	14
08-31-2013	9.90	0.10	1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50	2.41	0.34	0.92	812	15
08-31-2012	9.25	0.09	0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81	2.75	0.40	0.95	677	70
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66	3.75	0.39	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17	3.79[7]	0.40	0.82	283	19

CLASS R5

08-31-2014	10.72	0.12	2.01	2.13	(0.14)	(0.35)	—	(0.49)	12.36	20.27	1.36	0.13	1.01	1,399	14
08-31-2013	9.94	0.15	1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78	1.11	0.14	1.43	1,023	15
08-31-2012	9.28	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24	1.47	0.13	1.27	1,633	70
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	2.72	0.09	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55	3.66[7]	0.10	1.50	218	19

CLASS R6

08-31-2014	10.70	0.14	2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46	0.70	0.08	1.19	1,496	14
08-31-2013	9.93	0.09	1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72	1.22	0.09	0.87	1,885	15
08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25	16.83	0.09	1.35	107	70

CLASS 1

08-31-2014	10.71	0.14	1.99	2.13	(0.14)	(0.35)	—	(0.49)	12.35	20.29	0.14	0.13	1.16	767,166	14
08-31-2013	9.93	0.12	1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78	0.14	0.14	1.14	632,322	15
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.14	1.25	528,261	70
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38	0.16	0.15	1.32	309,787	19

	Annual report | Retirement Living Portfolios	45
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2045 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and 0.48%–1.17% for the
periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Includes small account fee credits of 0.02% of average net assets
7 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.71	0.08	2.01	2.09	(0.10)	(0.34)	—	(0.44)	12.36	19.79	0.58	0.58	0.66	45,469	14
08-31-2013	9.89	0.07	1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13	0.64	0.59	0.63	30,120	14
08-31-2012	9.23	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71	0.73	0.60	0.75	18,146	69
08-31-2011	8.12	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35	0.76	0.59	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00	0.75[6]	0.60[7]	0.91	6,843	20

CLASS R1

08-31-2014	10.69	0.05	2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.33	19.45	1.62	0.83	0.46	2,258	14
08-31-2013	9.86	0.05	1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00	1.58	0.84	0.51	1,985	14
08-31-2012	9.21	0.06	0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44	1.72	0.82	0.67	1,846	69
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23	2.02	0.74	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75	1.34[6]	0.75	0.70	1,190	20

CLASS R2

08-31-2014	10.73	0.03	2.06	2.09	(0.10)	(0.34)	—	(0.44)	12.38	19.75	2.11	0.58	0.22	1,489	14
08-31-2013	9.90	0.05	1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21	9.52	0.59	0.51	312	14
08-31-2012[8]	9.92	(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20)[9]	16.77[10]	0.60[10]	(0.15)[9]	100	69[11]

CLASS R3

08-31-2014	10.68	0.08	1.98	2.06	(0.08)	(0.34)	—	(0.42)	12.32	19.58	1.22	0.73	0.66	3,213	14
08-31-2013	9.86	0.05	1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01	1.23	0.74	0.51	3,235	14
08-31-2012	9.21	0.07	0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56	1.32	0.71	0.71	2,766	69
08-31-2011	8.10	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34	1.43	0.64	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97	1.25[6]	0.65	0.90	1,547	20

CLASS R4

08-31-2014	10.73	0.10	2.01	2.11	(0.12)	(0.34)	—	(0.46)	12.38	20.03	1.94	0.33	0.87	1,349	14
08-31-2013	9.90	0.09	1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51	2.71	0.34	0.84	763	14
08-31-2012	9.24	0.09	0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93	3.78	0.40	1.00	505	69
08-31-2011	8.13	0.09	1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54	8.19	0.39	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18	6.93[6]	0.40	0.53	156	20

46	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2014	10.77	0.16	2.00	2.16	(0.15)	(0.34)	—	(0.49)	12.44	20.36	0.57	0.13	1.33	2,271	14
08-31-2013	9.94	0.11	1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67	0.51	0.14	1.03	4,126	14
08-31-2012	9.28	0.10	0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23	0.92	0.14	1.10	3,371	69
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92	1.89	0.09	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56	1.57[6]	0.10	1.64	456	20

CLASS R6

08-31-2014	10.76	0.14	2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34	0.70	0.08	1.16	1,232	14
08-31-2013	9.93	0.07	1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73	1.12	0.09	0.69	2,168	14
08-31-2012[12]	9.27	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24	16.85	0.10	1.35	107	69

CLASS 1

08-31-2014	10.77	0.14	2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.43	20.27	0.14	0.13	1.16	796,874	14
08-31-2013	9.93	0.12	1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78	0.14	0.14	1.14	643,062	14
08-31-2012	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19	0.15	0.15	1.25	523,000	69
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89	0.15	0.14	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52	0.16	0.15	1.34	311,176	20

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and 0.48%–1.17% for the
periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 Includes small account fee credits of 0.01% of average net assets
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

	Annual report | Retirement Living Portfolios	47
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.78	0.09	1.99	2.08	(0.10)	(0.34)	—	(0.44)	12.42	19.57	0.59	0.58	0.74	55,885	14
08-31-2013	9.92	0.07	1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04	0.63	0.59	0.66	37,108	15
08-31-2012	9.26	0.07	0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69	0.70	0.59	0.74	23,816	70
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45	0.71	0.59	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00	0.71[6]	0.60[7]	0.88	8,883	20

CLASS R1

08-31-2014	10.75	0.05	2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.39	19.35	1.39	0.83	0.44	3,745	14
08-31-2013	9.90	0.06	1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68	1.46	0.84	0.61	2,400	15
08-31-2012	9.24	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54	1.51	0.81	0.66	2,475	70
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19	1.61	0.74	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74	1.35[6]	0.75	0.75	1,453	20

CLASS R2

08-31-2014	10.81	0.09	2.00	2.09	(0.10)	(0.34)	—	(0.44)	12.46	19.61	5.07	0.58	0.72	605	14
08-31-2013	9.94	0.08	1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10	14.91	0.59	0.77	111	15
08-31-2012[8]	9.96	(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20)[9]	16.77[10]	0.59[10]	(0.14)[9]	100	70[11]

CLASS R3

08-31-2014	10.77	0.07	1.99	2.06	(0.08)	(0.34)	—	(0.42)	12.41	19.42	1.37	0.73	0.57	2,831	14
08-31-2013	9.91	0.06	1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88	1.29	0.74	0.57	2,382	15
08-31-2012	9.25	0.06	0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59	1.45	0.73	0.63	2,376	70
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22	1.58	0.69	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91	1.56[6]	0.70	0.59	1,167	20

CLASS R4

08-31-2014	10.83	0.12	2.00	2.12	(0.13)	(0.34)	—	(0.47)	12.48	19.85	1.57	0.33	0.98	1,536	14
08-31-2013	9.96	0.10	1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36	1.78	0.34	0.93	1,145	15
08-31-2012	9.30	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89	1.82	0.40	1.02	1,146	70
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58	1.95	0.39	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43	2.77[6]	0.40	0.47	574	20

CLASS R5

08-31-2014	10.84	0.16	1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15	1.14	0.13	1.33	1,271	14
08-31-2013	9.97	0.17	1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.68	0.14	1.61	1,411	15
08-31-2012	9.31	0.09	0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	1.09	0.13	0.97	3,543	70
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88	1.60	0.09	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55	2.64[6]	0.10	1.93	281	20

CLASS R6

08-31-2014	10.84	0.16	1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20	0.51	0.08	1.37	1,178	14
08-31-2013	9.97	0.07	1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62	0.71	0.09	0.71	3,720	15
08-31-2012[12]	9.31	0.13	0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22	16.85	0.09	1.36	107	70

CLASS 1

08-31-2014	10.84	0.14	2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15	0.14	0.13	1.19	1,038,396	14
08-31-2013	9.97	0.12	1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57	0.14	0.14	1.17	828,194	15
08-31-2012	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17	0.14	0.14	1.26	676,119	70
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97	0.14	0.14	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38	0.15	0.15	1.36	413,289	20

48	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2035 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and 0.48%–1.17% for the
periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 Includes small account fee credits of 0.01% of average net assets
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.65	0.10	1.87	1.97	(0.12)	(0.31)	—	(0.43)	12.19	18.80	0.59	0.58	0.90	73,551	15
08-31-2013	9.85	0.09	1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11	0.61	0.58	0.86	49,497	15
08-31-2012	9.21	0.10	0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66	0.68	0.59	1.02	32,160	69
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09	0.66	0.59	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31	0.67[6]	0.59	1.04	14,723	21

CLASS R1

08-31-2014	10.61	0.08	1.84	1.92	(0.09)	(0.31)	—	(0.40)	12.13	18.40	1.31	0.83	0.68	3,685	15
08-31-2013	9.81	0.08	1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88	1.32	0.83	0.74	2,908	15
08-31-2012	9.17	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53	1.44	0.81	0.83	2,742	69
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86	1.47	0.74	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06	1.17[6]	0.74	0.81	1,812	21

CLASS R2

08-31-2014	10.61	0.10	1.86	1.96	(0.12)	(0.31)	—	(0.43)	12.14	18.78	2.21	0.58	0.86	1,156	15
08-31-2013	9.82	0.04	1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04	5.79	0.58	0.37	567	15
08-31-2012[7]	9.80	—[8]	0.02	0.02	—	—	—	—	9.82	0.20[9]	16.01[10]	0.59[10]	(0.01)[9]	100	69[11]

CLASS R3

08-31-2014	10.62	0.09	1.85	1.94	(0.10)	(0.31)	—	(0.41)	12.15	18.59	1.18	0.73	0.82	3,604	15
08-31-2013	9.82	0.08	1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98	1.20	0.73	0.79	3,397	15
08-31-2012	9.18	0.08	0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58	1.28	0.72	0.88	3,146	69
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90	1.38	0.69	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10	1.41[6]	0.69	0.67	1,615	21

CLASS R4

08-31-2014	10.63	0.13	1.86	1.99	(0.15)	(0.31)	—	(0.46)	12.16	19.02	1.89	0.33	1.11	1,252	15
08-31-2013	9.83	0.11	1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42	2.72	0.33	1.09	747	15
08-31-2012	9.19	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91	2.36	0.40	1.31	498	69
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19	3.87	0.39	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37	5.30[6]	0.39	0.76	106	21

	Annual report | Retirement Living Portfolios	49
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2030 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2014	10.65	0.18	1.84	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30	0.43	0.13	1.54	2,577	15
08-31-2013	9.85	0.15	1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62	0.36	0.13	1.43	5,557	15
08-31-2012	9.21	0.11	0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24	0.58	0.13	1.18	6,777	69
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61	0.88	0.09	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76	0.98[6]	0.09	1.82	724	21

CLASS R6

08-31-2014	10.64	0.17	1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47	0.32	0.08	1.44	2,554	15
08-31-2013	9.85	0.07	1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57	0.48	0.08	0.66	6,446	15
08-31-2012[12]	9.20	0.15	0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36	16.91	0.09	1.60	107	69

CLASS 1

08-31-2014	10.65	0.16	1.86	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30	0.14	0.13	1.39	1,246,619	15
08-31-2013	9.85	0.14	1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58	0.13	0.13	1.37	1,013,152	15
08-31-2012	9.20	0.14	0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30	0.14	0.14	1.50	855,802	69
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58	0.14	0.14	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72	0.15	0.14	1.48	537,945	21

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and 0.48%–1.17% for the
periods ended 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 The inception date for Class R2 shares is 3-1-12.
8 Less than $0.005 per share.
9 Not annualized.
10 Annualized.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 The inception date for Class R6 shares is 9-1-11.

50	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.65	0.14	1.68	1.82	(0.14)	(0.29)	—	(0.43)	12.04	17.38	0.58	0.58	1.18	74,977	15
08-31-2013	9.91	0.12	1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71	0.60	0.58	1.18	54,244	17
08-31-2012	9.27	0.13	0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93	0.67	0.59	1.36	38,080	66
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09	0.66	0.58	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02	0.65[6]	0.59	1.37	14,515	22

CLASS R1

08-31-2014	10.60	0.11	1.67	1.78	(0.11)	(0.29)	—	(0.40)	11.98	17.09	1.30	0.83	0.93	4,313	15
08-31-2013	9.87	0.10	1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38	1.30	0.83	0.99	2,928	17
08-31-2012	9.23	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80	1.41	0.81	1.26	2,646	66
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86	1.53	0.73	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91	1.22[6]	0.74	1.33	1,771	22

CLASS R2

08-31-2014	10.60	0.12	1.70	1.82	(0.14)	(0.29)	—	(0.43)	11.99	17.46	2.75	0.58	1.05	912	15
08-31-2013	9.87	0.10	1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64	7.20	0.58	1.00	438	17
08-31-2012[7]	9.81	0.02	0.04	0.06	—	—	—	—	9.87	0.61	17.38[8]	0.59[8]	0.29[9]	101	66[10]

CLASS R3

08-31-2014	10.61	0.12	1.68	1.80	(0.12)	(0.29)	—	(0.41)	12.00	17.28	1.11	0.73	1.04	4,784	15
08-31-2013	9.88	0.11	1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47	1.14	0.73	1.04	3,710	17
08-31-2012	9.24	0.12	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84	1.21	0.72	1.27	3,650	66
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04	1.27	0.68	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82	1.27[6]	0.69	0.97	1,937	22

CLASS R4

08-31-2014	10.63	0.18	1.68	1.86	(0.17)	(0.29)	—	(0.46)	12.03	17.78	1.51	0.33	1.58	1,388	15
08-31-2013	9.90	0.16	1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89	1.40	0.33	1.52	1,408	17
08-31-2012	9.26	0.14	0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17	1.64	0.39	1.46	1,416	66
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32	1.87	0.38	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35	2.18[6]	0.39	1.32	660	22

CLASS R5

08-31-2014	10.63	0.21	1.67	1.88	(0.19)	(0.29)	—	(0.48)	12.03	18.01	0.85	0.13	1.82	1,733	15
08-31-2013	9.90	0.23	1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11	0.40	0.13	2.21	2,099	17
08-31-2012	9.26	0.16	0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	0.50	0.12	1.66	8,683	66
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63	0.64	0.08	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48	1.24[6]	0.09	1.97	831	22

CLASS R6

08-31-2014	10.63	0.21	1.66	1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97	0.29	0.08	1.84	1,067	15
08-31-2013	9.90	0.09	1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16	0.43	0.08	0.88	9,211	17
08-31-2012[11]	9.26	0.18	0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51	18.84	0.09	1.95	107	66

CLASS 1

08-31-2014	10.64	0.19	1.68	1.87	(0.19)	(0.29)	—	(0.48)	12.03	17.89	0.13	0.13	1.65	1,393,300	15
08-31-2013	9.90	0.17	1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21	0.13	0.13	1.65	1,147,492	17
08-31-2012	9.26	0.17	0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46	0.14	0.14	1.84	992,393	66
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58	0.14	0.13	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44	0.14	0.14	1.83	631,319	22

	Annual report | Retirement Living Portfolios	51
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2025 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and 0.48%–1.17% for the
periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 The inception date for Class R2 shares is 3-1-12.
8 Annualized.
9 Not annualized.
10 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.53	0.16	1.47	1.63	(0.18)	(0.29)	—	(0.47)	11.69	15.79	0.59	0.58	1.46	77,843	17
08-31-2013	10.00	0.16	0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71	0.60	0.58	1.50	52,733	18
08-31-2012	9.39	0.17	0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03	0.67	0.59	1.78	37,860	63
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87	0.65	0.58	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91	0.65[6]	0.59	1.92	18,528	23

CLASS R1

08-31-2014	10.50	0.14	1.44	1.58	(0.15)	(0.29)	—	(0.44)	11.64	15.36	1.32	0.83	1.23	3,553	17
08-31-2013	9.97	0.14	0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48	1.33	0.83	1.34	2,973	18
08-31-2012	9.37	0.15	0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77	1.39	0.81	1.59	2,704	63
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61	1.47	0.73	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92	1.12[6]	0.74	1.77	1,859	23

CLASS R2

08-31-2014	10.50	0.15	1.47	1.62	(0.18)	(0.29)	—	(0.47)	11.65	15.73	2.24	0.58	1.33	1,233	17
08-31-2013	9.98	0.10	0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62	5.81	0.58	0.93	640	18
08-31-2012[7]	9.86	0.04	0.08	0.12	—	—	—	—	9.98	1.22[8]	16.59[9]	0.59	0.37[8]	101	63[10]

CLASS R3

08-31-2014	10.51	0.16	1.45	1.61	(0.17)	(0.29)	—	(0.46)	11.66	15.56	1.12	0.73	1.42	4,269	17
08-31-2013	9.98	0.15	0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57	1.07	0.73	1.40	4,378	18
08-31-2012	9.38	0.15	0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82	1.14	0.72	1.62	4,493	63
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78	1.15	0.68	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96	1.18[6]	0.69	1.38	2,817	23

CLASS R4

08-31-2014	10.51	0.20	1.45	1.65	(0.21)	(0.29)	—	(0.50)	11.66	16.00	2.00	0.33	1.80	1,151	17
08-31-2013	9.99	0.18	0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89	2.25	0.33	1.74	891	18
08-31-2012	9.38	0.19	0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27	2.34	0.40	2.01	797	63
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09	5.58	0.39	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11	5.54[6]	0.39	1.90	151	23

52	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2020 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2014	10.55	0.24	1.43	1.67	(0.23)	(0.29)	—	(0.52)	11.70	16.16	0.40	0.13	2.10	3,896	17
08-31-2013	10.02	0.22	0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19	0.31	0.13	2.12	6,515	18
08-31-2012	9.41	0.19	0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58	0.44	0.13	1.97	10,120	63
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50	0.70	0.08	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50	0.95[6]	0.09	2.44	668	23

CLASS R6

08-31-2014	10.53	0.23	1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35	0.30	0.08	2.06	1,745	17
08-31-2013	10.01	0.11	0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14	0.46	0.08	1.11	7,360	18
08-31-2012[11]	9.40	0.23	0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59	16.95	0.09	2.38	106	63

CLASS 1

08-31-2014	10.54	0.22	1.46	1.68	(0.23)	(0.29)	—	(0.52)	11.70	16.27	0.14	0.13	1.95	1,158,072	17
08-31-2013	10.01	0.21	0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18	0.13	0.13	2.00	1,004,587	18
08-31-2012	9.40	0.22	0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53	0.14	0.14	2.27	909,856	63
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33	0.14	0.13	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45	0.14	0.14	2.30	631,670	23

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfo-
lio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14% and
0.48%–1.17% for the periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

	Annual report | Retirement Living Portfolios	53
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	10.43	0.19	1.23	1.42	(0.21)	(0.29)	—	(0.50)	11.35	13.93	0.59	0.58	1.74	61,465	20
08-31-2013	9.96	0.19	0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78	0.61	0.59	1.80	43,192	20
08-31-2012	9.39	0.21	0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11	0.68	0.59	2.16	31,143	59
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54	0.67	0.59	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82	0.66[6]	0.59	2.49	13,255	26

CLASS R1

08-31-2014	10.40	0.18	1.22	1.40	(0.19)	(0.29)	—	(0.48)	11.32	13.69	2.09	0.83	1.63	1,184	20
08-31-2013	9.93	0.17	0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53	1.86	0.84	1.69	1,276	20
08-31-2012	9.37	0.22	0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85	1.83	0.81	2.32	1,330	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41	1.78	0.74	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69	1.39[6]	0.74	2.32	1,267	26

CLASS R2

08-31-2014	10.41	0.18	1.24	1.42	(0.21)	(0.29)	—	(0.50)	11.33	13.96	5.76	0.58	1.62	366	20
08-31-2013	9.94	0.16	0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79	10.80	0.59	1.53	194	20
08-31-2012[7]	9.76	0.05	0.13	0.18	—	—	—	—	9.94	1.84[8]	16.51[9]	0.59[9]	0.56[9]	102	59[10]

CLASS R3

08-31-2014	10.41	0.18	1.22	1.40	(0.20)	(0.29)	—	(0.49)	11.32	13.69	1.03	0.73	1.62	6,277	20
08-31-2013	9.93	0.18	0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75	1.03	0.74	1.73	5,628	20
08-31-2012	9.37	0.20	0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91	1.08	0.73	2.14	5,485	59
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46	1.34	0.69	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74	1.31[6]	0.69	2.40	1,780	26

CLASS R4

08-31-2014	10.43	0.22	1.22	1.44	(0.24)	(0.29)	—	(0.53)	11.34	14.11	6.96	0.33	2.03	251	20
08-31-2013	9.95	0.18	0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16	13.15	0.34	1.78	160	20
08-31-2012	9.38	0.24	0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34	10.46	0.41	2.51	68	59
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76	11.17	0.39	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01	7.45[6]	0.39	2.74	64	26

CLASS R5

08-31-2014	10.45	0.26	1.21	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40	1.13	0.13	2.41	1,360	20
08-31-2013	9.97	0.29	0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.54	0.14	2.76	1,662	20
08-31-2012	9.41	0.21	0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55	0.76	0.13	2.22	5,380	59
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17	1.24	0.09	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41	3.59[6]	0.09	2.81	273	26

CLASS R6

08-31-2014	10.45	0.27	1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46	0.50	0.08	2.48	656	20
08-31-2013	9.97	0.16	0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40	0.65	0.09	1.53	4,406	20
08-31-2012[11]	9.40	0.27	0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67	15.61	0.09	2.80	106	59

CLASS 1

08-31-2014	10.45	0.25	1.22	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40	0.14	0.13	2.27	602,569	20
08-31-2013	9.97	0.24	0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35	0.14	0.14	2.32	592,173	20
08-31-2012	9.40	0.26	0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61	0.14	0.14	2.70	582,885	59
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14	0.14	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36	0.14	0.14	2.88	439,994	26

54	Retirement Living Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2015 Portfolio continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%–1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.14%, and 0.48%–1.17% for
the periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

Retirement Living through 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

08-31-2014	9.97	0.21	0.98	1.19	(0.22)	(0.37)	—	(0.59)	10.57	12.33	0.60	0.59	2.00	39,227	23
08-31-2013	10.11	0.20	0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40	0.63	0.59	2.03	35,013	18
08-31-2012	9.58	0.25	0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09	0.71	0.60	2.56	21,845	55
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21	0.70	0.59	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60	0.65[6]	0.60	2.89	9,538	48

CLASS R1

08-31-2014	9.93	0.17	1.00	1.17	(0.20)	(0.37)	—	(0.57)	10.53	12.11	4.01	0.84	1.65	531	23
08-31-2013	10.08	0.18	0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05	4.34	0.84	1.82	387	18
08-31-2012	9.55	0.22	0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94	4.76	0.82	2.31	379	55
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09	4.44	0.74	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36	1.94[6]	0.75	2.95	411	48

CLASS R2

08-31-2014	9.96	0.21	0.99	1.20	(0.22)	(0.37)	—	(0.59)	10.57	12.45	2.81	0.59	1.99	681	23
08-31-2013	10.11	0.15	0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30	6.04	0.59	1.50	613	18
08-31-2012[7]	9.87	0.07	0.17	0.24	—	—	—	—	10.11	2.43[8]	16.44[9]	0.60[9]	0.72[8]	102	55[10]

CLASS R3

08-31-2014	9.94	0.19	1.00	1.19	(0.21)	(0.37)	—	(0.58)	10.55	12.31	2.09	0.74	1.82	1,200	23
08-31-2013	10.09	0.22	0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16	1.74	0.74	2.13	1,124	18
08-31-2012	9.56	0.24	0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99	1.47	0.73	2.51	1,765	55
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13	1.53	0.69	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39	1.34[6]	0.70	2.79	1,441	48

CLASS R4

08-31-2014	9.97	0.23	1.00	1.23	(0.25)	(0.37)	—	(0.62)	10.58	12.72	3.39	0.34	2.21	607	23
08-31-2013	10.12	0.24	0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57	3.75	0.34	2.41	445	18
08-31-2012	9.58	0.26	0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42	4.40	0.40	2.64	407	55
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42	8.04	0.39	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79	8.98[6]	0.40	3.31	71	48

	Annual report | Retirement Living Portfolios	55
See notes to financial statements

Financial highlights

Continued

Retirement Living through 2010 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

08-31-2014	9.98	0.28	0.97	1.25	(0.27)	(0.37)	—	(0.64)	10.59	12.93	1.81	0.14	2.75	213	23
08-31-2013	10.13	0.29	0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78	0.58	0.15	2.87	1,085	18
08-31-2012	9.60	0.27	0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64	0.62	0.13	2.82	4,614	55
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83	0.79	0.09	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08	3.29[6]	0.10	3.54	261	48

CLASS R6

08-31-2014	9.99	0.27	0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97	0.58	0.09	2.57	506	23
08-31-2013	10.13	0.15	0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92	0.96	0.09	1.58	3,149	18
08-31-2012[11]	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63	16.98	0.10	3.12	106	55

CLASS 1

08-31-2014	9.99	0.25	1.00	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.92	0.14	0.14	2.46	352,261	23
08-31-2013	10.13	0.26	0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88	0.14	0.14	2.60	353,914	18
08-31-2012	9.60	0.30	0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58	0.15	0.15	3.07	396,890	55
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	0.14	0.14	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04	0.15	0.15	3.45	447,295	48

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% –1.26%, 0.50%–1.29%, 0.51%–1.47%, 0.48%–1.12%, and 0.48%–1.13% for
the periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11 The inception date for Class R6 shares is 9-1-11.

56	Retirement Living Portfolios | Annual report
See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living Portfolios or the portfolios, and each individually the portfolio), are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares, and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Retirement Living through 2055 Portfolio commenced operations on March 26, 2014.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios intend to qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

Annual report | Retirement Living Portfolios	57

entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2014, the portfolios had no borrowings under the line of credit.

The commitment fees for the year ended August 31, 2014 were as follows:

Portfolio	Commitment Fees

Retirement Living through 2055	$215
Retirement Living through 2050	440
Retirement Living through 2045	699
Retirement Living through 2040	709
Retirement Living through 2035	804
Retirement Living through 2030	901
Retirement Living through 2025	969
Retirement Living through 2020	901
Retirement Living through 2015	687
Retirement Living through 2010	570

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Living through 2055 Portfolio	$7,280,889	$170,259	($2,429)	$167,830
Retirement Living through 2050 Portfolio	210,073,694	32,800,947	(7,238)	32,793,709
Retirement Living through 2045 Portfolio	620,855,815	199,066,903	(1,821)	199,065,082
Retirement Living through 2040 Portfolio	650,134,657	203,963,844	(2,243)	203,961,601
Retirement Living through 2035 Portfolio	844,109,635	261,269,596	(3,066)	261,266,530
Retirement Living through 2030 Portfolio	1,031,659,465	303,473,101	(196,570)	303,276,531
Retirement Living through 2025 Portfolio	1,172,030,755	310,715,364	(303,920)	310,411,444
Retirement Living through 2020 Portfolio	1,015,332,977	237,107,825	(399,522)	236,708,303
Retirement Living through 2015 Portfolio	559,624,100	114,818,595	(276,419)	114,542,176
Retirement Living through 2010 Portfolio	340,033,268	55,428,820	(202,008)	55,226,812

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

58	Retirement Living Portfolios | Annual report

During the year ended August 31, 2014, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	$3,813,926	$2,052,305	$5,866,231
Retirement Living through 2045	17,948,635	12,823,244	30,771,879
Retirement Living through 2040	18,543,481	12,466,057	31,009,538
Retirement Living through 2035	23,701,517	16,094,077	39,795,594
Retirement Living through 2030	30,488,295	18,400,837	48,889,132
Retirement Living through 2025	36,783,209	18,419,890	55,203,099
Retirement Living through 2020	34,078,618	18,693,432	52,772,050
Retirement Living through 2015	20,416,771	12,776,568	33,193,339
Retirement Living through 2010	13,432,080	10,818,103	24,250,183

During the year ended August 31, 2013, the tax character of distributions paid was as follows:

	Ordinary	Long Term
Portfolio	Income	Capital Gains	Total

Retirement Living through 2050	$1,629,302	$128,041	$1,757,343
Retirement Living through 2045	9,016,700	30,742,875	39,759,575
Retirement Living through 2040	9,087,690	27,995,277	37,082,967
Retirement Living through 2035	11,701,610	32,938,102	44,639,712
Retirement Living through 2030	16,629,637	36,420,297	53,049,934
Retirement Living through 2025	22,152,224	32,759,423	54,911,647
Retirement Living through 2020	23,666,069	29,056,371	52,722,440
Retirement Living through 2015	17,584,305	8,363,460	25,947,765
Retirement Living through 2010	13,511,186	22,542,582	36,053,768

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long Term
Portfolio	Ordinary Income	Capital Gains

Retirement Living through 2055	$1,224	—
Retirement Living through 2050	—	$5,285,560
Retirement Living through 2045	800,241	24,157,650
Retirement Living through 2040	925,415	24,562,111
Retirement Living through 2035	1,102,318	30,691,954
Retirement Living through 2030	4,434,204	38,051,042
Retirement Living through 2025	6,783,434	42,582,069
Retirement Living through 2020	9,372,825	35,249,577
Retirement Living through 2015	7,226,575	24,287,414
Retirement Living through 2010	4,643,244	12,438,381

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for all the portfolios except Retirement Living through 2055. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS.

Annual report | Retirement Living Portfolios	59

In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. JHA has served as the investment Advisor to Retirement Living through 2055 since inception. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. QS Investors, LLC acts as subadvisor consultant. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee if certain expenses of each portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, acquired fund fees and short dividend expense. This expense reimbursement may be terminated by the Advisor on notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding portfolio level such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a portfolio’s business, short dividend expenses and acquired fund fees for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2015 for Retirement Living through 2055 and until at least December 31, 2014 for all other portfolios.

Additionally, the Advisor has contractually agreed to waive fees and/or reimburse certain portfolio level expenses for Retirement Living through 2055 and Retirement Living through 2050 that exceed 0.05% of the portfolio’s average net assets excluding portfolio level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, Rule 12b-1 fees, transfer agent and service fees, state registration fees, printing and postage, short dividend expense and acquired fund fees for all classes. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2015 for Retirement Living through 2055 and until at least December 31, 2014 for Retirement Living through 2050.

For the year ended August 31, 2014, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

			Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2055	$13,064	$11,054	$10,936	$11,124	$11,055	$11,222	$12,077	$42,332	$122,864
Retirement Living through 2050	14,756	14,697	14,825	14,698	14,782	15,274	15,541	33,645	138,218
Retirement Living through 2045	3,670	15,388	14,847	15,984	15,609	16,603	16,061	51,756	149,918
Retirement Living through 2040	3,506	15,747	15,551	16,473	15,603	16,746	16,093	53,543	153,262
Retirement Living through 2035	3,599	16,403	14,975	16,447	15,831	15,954	16,737	67,773	167,719
Retirement Living through 2030	4,697	16,357	14,529	16,656	15,568	17,349	17,787	84,958	187,901
Retirement Living through 2025	4,551	16,152	14,905	16,754	15,693	15,944	18,260	87,242	189,501
Retirement Living through 2020	4,234	15,815	15,291	16,911	15,544	17,463	17,973	67,534	170,765
Retirement Living through 2015	1,364	15,220	14,476	17,644	15,292	15,750	16,566	13,419	109,731
Retirement Living through 2010	1,280	14,906	14,425	15,720	15,363	15,660	16,125	6,832	100,311

Effective September 29, 2014, the Advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual operating expenses of the portfolios by amounts ranging from 0.20% to 0.26% of each portfolio’s average net assets.

60	Retirement Living Portfolios | Annual report

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2014 were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Retirement Living through 2055	0.00%	Retirement Living through 2030	0.05%
Retirement Living through 2050	0.00%	Retirement Living through 2025	0.05%
Retirement Living through 2045	0.04%	Retirement Living through 2020	0.05%
Retirement Living through 2040	0.04%	Retirement Living through 2015	0.04%
Retirement Living through 2035	0.05%	Retirement Living through 2010	0.03%

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that a portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery	for recovery	for recovery	during the
	through	through	through	period ended
Portfolio	August 1, 2015	August 1, 2016	August 1, 2017	August 31, 2014

Retirement Living through 2055	—	—	$116,835	—
Retirement Living through 2050	$119,739	$180,669	124,206	$7,354
Retirement Living through 2045	80,929	99,026	94,789	2,834
Retirement Living through 2040	80,261	100,265	95,906	3,821
Retirement Living through 2035	81,370	100,797	95,748	7,124
Retirement Living through 2030	83,580	100,755	96,693	14,539
Retirement Living through 2025	84,747	104,725	96,357	18,371
Retirement Living through 2020	83,332	103,168	97,599	18,764
Retirement Living through 2015	83,513	101,241	94,769	11,732
Retirement Living through 2010	78,913	100,076	92,615	4,281

Amounts Recovered by Class
Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Retirement Living through 2050	$249	$12	$14	$6	$4	$5	$37	$7,027	$7,354
Retirement Living through 2045	2,834	—	—	—	—	—	—	—	2,834
Retirement Living through 2040	3,821	—	—	—	—	—	—	—	3,821
Retirement Living through 2035	7,124	—	—	—	—	—	—	—	7,124
Retirement Living through 2030	14,539	—	—	—	—	—	—	—	14,539
Retirement Living through 2025	18,371	—	—	—	—	—	—	—	18,371
Retirement Living through 2020	18,764	—	—	—	—	—	—	—	18,764
Retirement Living through 2015	11,732	—	—	—	—	—	—	—	11,732
Retirement Living through 2010	4,281	—	—	—	—	—	—	—	4,281

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Class	Rule 12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R2	0.25%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

Annual report | Retirement Living Portfolios	61

The Portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015 for Retirement Living 2055 and December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that is appropriate under the circumstances at the time.

Accordingly the fee limitation amounted to the following for Class R4 shares, for the year ended August 31, 2014.

Class R4
Portfolio	12b-1 Reimbursement

Retirement Living through 2055	$45
Retirement Living through 2050	124
Retirement Living through 2045	966
Retirement Living through 2040	1,035
Retirement Living through 2035	1,390
Retirement Living through 2030	1,065
Retirement Living through 2025	1,447
Retirement Living through 2020	988
Retirement Living through 2015	234
Retirement Living through 2010	522

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2014:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living	Living
	through	through	through	through	through	through	through	through	through	through
	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$482	$10,785	$33,565	$30,260	$37,689	$43,742	$31,589	$50,348	$14,127	$15,139
Retained for printing
prospectuses,
advertising and
sales literature	—	1,560	4,217	3,963	4,826	5,492	3,960	6,861	1,470	2,273
Sales commissions
to unrelated
broker-dealers	481	9,134	27,277	24,030	29,358	37,099	25,831	43,184	12,606	12,866
Sales commissions
to affiliated
sales personnel	1	91	2,071	2,267	3,505	1,151	1,798	303	51	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2014, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A

Retirement Living through 2045	$2,206
Retirement Living through 2040	713
Retirement Living through 2035	3,101
Retirement Living through 2030	1,787
Retirement Living through 2025	917
Retirement Living through 2020	908
Retirement Living through 2015	508
Retirement Living through 2010	344

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each

62	Retirement Living Portfolios | Annual report

of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2055	Class A	$148	$61	$7,488	$1,012
	Class R1	223	9	6,656	136
	Class R2	112	9	6,656	17
	Class R3	223	9	6,656	161
	Class R4	112	9	6,663	61
	Class R5	—	9	6,656	211
	Class R6	—	9	7,487	211
	Class 1	472	—	—	—
	Total	$1,290	$115	$48,262	$1,809

Retirement Living through 2050	Class A	$14,825	$6,555	$15,839	$1,362
	Class R1	2,470	75	14,729	145
	Class R2	1,266	64	14,896	169
	Class R3	716	29	14,728	130
	Class R4	310	25	14,728	129
	Class R5	421	194	14,728	208
	Class R6	—	135	14,963	337
	Class 1	90,446	—	—	—
	Total	$110,454	$7,077	$104,611	$2,480

Retirement Living through 2045	Class A	$112,345	$50,216	$17,132	$5,618
	Class R1	9,788	268	14,619	516
	Class R2	1,948	88	14,902	78
	Class R3	10,887	337	15,099	429
	Class R4	3,384	194	15,099	241
	Class R5	676	271	15,889	344
	Class R6	—	525	14,834	515
	Class 1	356,036	—	—	—
	Total	$495,064	$51,899	$107,574	$7,741

Retirement Living through 2040	Class A	$114,898	$51,347	$16,672	$5,434
	Class R1	15,131	407	14,635	499
	Class R2	5,056	198	15,190	122
	Class R3	21,743	685	15,106	538
	Class R4	3,645	207	15,104	190
	Class R5	1,959	793	15,085	575
	Class R6	—	533	14,845	533
	Class 1	367,692	—	—	—
	Total	$530,124	$54,170	$106,637	$7,891

Retirement Living through 2035	Class A	$137,647	$61,567	$17,539	$5,822
	Class R1	21,838	584	15,039	540
	Class R2	1,420	66	15,069	61
	Class R3	16,797	523	15,268	453
	Class R4	4,860	280	15,267	188
	Class R5	789	321	15,250	273
	Class R6	—	806	15,003	669
	Class 1	476,299	—	—	—
	Total	$659,650	$64,147	$108,435	$8,006

Retirement Living through 2030	Class A	$187,433	$83,789	$19,532	$7,094
	Class R1	25,180	681	14,950	542
	Class R2	3,701	177	14,922	106
	Class R3	23,785	743	15,128	500
	Class R4	3,743	213	15,106	153
	Class R5	2,929	1,178	15,118	603
	Class R6	—	1,502	14,829	949
	Class 1	574,395	—	—	—
	Total	$821,166	$88,283	$109,585	$9,947

Annual report | Retirement Living Portfolios	63

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through 2025	Class A	$200,029	$89,534	$18,054	$7,392
	Class R1	25,703	688	14,630	507
	Class R2	3,175	136	14,881	96
	Class R3	28,177	876	15,097	496
	Class R4	5,070	296	15,096	203
	Class R5	1,115	450	15,121	219
	Class R6	—	1,817	14,756	1,151
	Class 1	645,930	—	—	—
	Total	$909,199	$93,797	$107,635	$10,064

Retirement Living through 2020	Class A	$202,312	$90,469	$18,295	$7,346
	Class R1	23,996	651	14,650	466
	Class R2	4,618	183	14,917	105
	Class R3	27,943	876	15,240	516
	Class R4	3,467	200	15,117	157
	Class R5	3,321	1,346	15,125	575
	Class R6	—	1,647	14,853	1,023
	Class 1	549,981	—	—	—
	Total	$815,638	$95,372	$108,197	$10,188

Retirement Living through 2015	Class A	$159,414	$71,286	$17,540	$5,796
	Class R1	9,054	248	14,676	317
	Class R2	810	56	14,940	61
	Class R3	38,317	1,196	15,581	720
	Class R4	822	47	15,140	97
	Class R5	806	326	15,150	230
	Class R6	—	829	14,960	724
	Class 1	305,582	—	—	—
	Total	$514,805	$73,988	$107,987	$7,945

Retirement Living through 2010	Class A	$113,613	$50,967	$15,957	$5,074
	Class R1	3,409	95	14,640	283
	Class R2	2,496	132	14,903	129
	Class R3	7,540	238	15,104	423
	Class R4	1,826	105	15,103	144
	Class R5	462	197	15,130	328
	Class R6	—	673	14,840	559
	Class 1	177,936	—	—	—
	Total	$307,282	$52,407	$105,677	$6,940

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

64	Retirement Living Portfolios | Annual report

Note 5 — Fund share transactions

Transactions in portfolio shares for the for the years ended August 31, 2014 and 2013 were as follows:

Retirement Living through 2055 Portfolio

		Period ended 8-31-14[1]
	Shares	Amount

Class A shares

Sold	12,427	$125,416

Net increase	12,427	$125,416

Class R1 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R2 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R3 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R5 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class 1 shares

Sold	634,490	$6,640,112
Repurchased	(7,996)	(83,703)

Net increase	626,494	$6,556,409

Total net increase	698,921	$7,281,825

1Period from 3-26-14 (commencement of operations) to 8-31-14.

Annual report | Retirement Living Portfolios	65

Retirement Living through 2050 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	680,262	$8,041,215	274,604	$2,870,449
Distributions reinvested	10,012	116,136	1,728	16,742
Repurchased	(233,865)	(2,767,884)	(118,294)	(1,245,904)

Net increase	456,409	$5,389,467	158,038	$1,641,287

Class R1 shares

Sold	33,780	$384,021	7,774	$82,122
Distributions reinvested	101	1,176	1	8
Repurchased	(18,101)	(210,154)	(1,191)	(12,949)

Net increase	15,780	$175,043	6,584	$69,181

Class R2 shares

Sold	28,900	$340,986	3,936	$38,759
Distributions reinvested	555	6,439	73	709
Repurchased	(7,138)	(83,720)	(29)	(324)

Net increase	22,317	$263,705	3,980	$39,144

Class R3 shares

Sold	4,290	$51,338	—	$3
Repurchased	(4)	(55)	—	(3)

Net increase	4,286	$51,283	—	—

Class R4 shares

Sold	5	$50	—	—
Repurchased	(1)	(8)	—	—

Net increase	4	$42	—	—

Class R5 shares

Sold	15,797	$184,859	93,546	$923,785
Distributions reinvested	3,031	35,161	22	215
Repurchased	(99,823)	(1,221,662)	(13,365)	(141,567)

Net increase (decrease)	(80,995)	($1,001,642)	80,203	$782,433

Class R6 shares

Sold	88,947	$1,056,840	20,434	$205,568
Distributions reinvested	659	7,649	234	2,266
Repurchased	(15,194)	(184,952)	(7,659)	(79,713)

Net increase	74,412	$879,537	13,009	$128,121

Class 1 shares

Sold	7,068,652	$83,058,442	6,229,552	$64,122,981
Distributions reinvested	488,983	5,667,318	177,846	1,721,553
Repurchased	(503,219)	(6,023,672)	(257,378)	(2,618,072)

Net increase	7,054,416	$82,702,088	6,150,020	$63,226,462

Total net increase	7,546,629	$88,459,523	6,411,834	$65,886,628

66	Retirement Living Portfolios | Annual report

Retirement Living through 2045 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,805,623	$21,016,044	1,656,943	$17,189,870
Distributions reinvested	118,246	1,351,554	135,595	1,304,424
Repurchased	(977,827)	(11,381,114)	(830,177)	(8,615,395)

Net increase	946,042	$10,986,484	962,361	$9,878,899

Class R1 shares

Sold	36,267	$420,240	84,023	$859,698
Distributions reinvested	3,791	43,259	9,073	87,191
Repurchased	(31,284)	(360,908)	(110,848)	(1,162,103)

Net increase (decrease)	8,774	$102,591	(17,752)	($215,214)

Class R2 shares

Sold	15,386	$179,293	17,821	$189,734
Distributions reinvested	701	8,036	1	5
Repurchased	(893)	(10,392)	(487)	(5,320)

Net increase	15,194	$176,937	17,335	$184,419

Class R3 shares

Sold	55,055	$641,473	51,606	$534,158
Distributions reinvested	5,004	57,144	7,779	74,754
Repurchased	(19,892)	(230,047)	(45,747)	(476,206)

Net increase	40,167	$468,570	13,638	$132,706

Class R4 shares

Sold	34,219	$405,930	22,848	$238,536
Distributions reinvested	3,115	35,633	4,655	44,825
Repurchased	(14,681)	(172,594)	(19,798)	(204,721)

Net increase	22,653	$268,969	7,705	$78,640

Class R5 shares

Sold	86,627	$997,776	66,100	$684,258
Distributions reinvested	4,168	47,808	13,018	125,627
Repurchased	(73,056)	(858,001)	(147,974)	(1,543,644)

Net increase (decrease)	17,739	$187,583	(68,856)	($733,759)

Class R6 shares

Sold	143,996	$1,684,652	211,283	$2,190,688
Distributions reinvested	8,777	100,586	4,183	40,318
Repurchased	(207,727)	(2,515,014)	(50,135)	(522,936)

Net increase	(54,954)	($729,776)	165,331	$1,708,070

Class 1 shares

Sold	5,800,487	$67,469,434	5,306,542	$54,795,110
Distributions reinvested	2,537,710	29,107,535	3,945,620	38,035,775
Repurchased	(5,262,451)	(61,475,754)	(3,381,463)	(34,719,599)

Net increase	3,075,746	$35,101,215	5,870,699	$58,111,286

Total net increase	4,071,361	$46,562,573	6,950,461	$69,145,047

Annual report | Retirement Living Portfolios	67

Retirement Living through 2040 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,744,356	$20,425,839	1,659,472	$17,227,913
Distributions reinvested	115,193	1,325,870	134,293	1,299,954
Repurchased	(992,464)	(11,625,372)	(817,811)	(8,529,606)

Net increase	867,085	$10,126,337	975,954	$9,998,261

Class R1 shares

Sold	45,667	$534,817	100,866	$1,046,180
Distributions reinvested	5,648	64,951	10,477	101,309
Repurchased	(53,957)	(614,805)	(112,674)	(1,170,622)

Net decrease	(2,642)	($15,037)	(1,331)	($23,133)

Class R2 shares

Sold	97,384	$1,126,309	20,699	$218,068
Distributions reinvested	1,069	12,337	156	1,510
Repurchased	(7,340)	(86,434)	(1,832)	(19,264)

Net increase	91,113	$1,052,212	19,023	$200,314

Class R3 shares

Sold	105,804	$1,236,644	102,288	$1,054,735
Distributions reinvested	11,092	127,332	17,072	164,918
Repurchased	(159,014)	(1,857,800)	(97,078)	(1,018,039)

Net increase (decrease)	(42,118)	($493,824)	22,282	$201,614

Class R4 shares

Sold	45,097	$532,178	29,139	$303,317
Distributions reinvested	3,155	36,308	3,414	33,012
Repurchased	(10,493)	(122,921)	(12,353)	(130,033)

Net increase	37,759	$445,565	20,200	$206,296

Class R5 shares

Sold	82,655	$968,488	236,879	$2,369,916
Distributions reinvested	15,205	175,619	23,415	227,127
Repurchased	(298,237)	(3,577,208)	(216,588)	(2,274,254)

Net increase (decrease)	(200,377)	($2,433,101)	43,706	$322,789

Class R6 shares

Sold	107,609	$1,261,983	217,512	$2,261,464
Distributions reinvested	8,254	95,251	3,211	31,114
Repurchased	(218,104)	(2,664,317)	(30,110)	(316,083)

Net increase	(102,241)	($1,307,083)	190,613	$1,976,495

Class 1 shares

Sold	7,122,695	$83,252,872	6,781,273	$70,205,408
Distributions reinvested	2,526,279	29,153,255	3,627,627	35,187,986
Repurchased	(5,261,766)	(62,124,000)	(3,345,061)	(34,422,600)

Net increase	4,387,208	$50,282,127	7,063,839	$70,970,794

Total net increase	5,035,787	$57,657,196	8,334,286	$83,853,430

68	Retirement Living Portfolios | Annual report

Retirement Living through 2035 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,198,059	$25,964,838	1,877,113	$19,699,207
Distributions reinvested	140,437	1,624,855	149,304	1,455,712
Repurchased	(1,282,440)	(15,041,871)	(984,977)	(10,321,536)

Net increase	1,056,056	$12,547,822	1,041,440	$10,833,383

Class R1 shares

Sold	132,379	$1,575,595	78,295	$812,895
Distributions reinvested	6,656	76,942	10,687	104,096
Repurchased	(60,023)	(704,865)	(115,844)	(1,204,857)

Net increase (decrease)	79,012	$947,672	(26,862)	($287,866)

Class R2 shares

Sold	50,754	$602,564	279	$2,954
Distributions reinvested	66	764	—	—
Repurchased	(12,552)	(147,393)	(7)	(75)

Net increase	38,268	$455,935	272	$2,879

Class R3 shares

Sold	74,482	$871,938	60,929	$636,409
Distributions reinvested	7,498	86,747	14,328	139,695
Repurchased	(75,002)	(871,938)	(93,905)	(1,025,446)

Net increase (decrease)	6,978	$86,747	(18,648)	($249,342)

Class R4 shares

Sold	19,373	$228,573	18,727	$195,798
Distributions reinvested	4,483	52,047	5,837	57,084
Repurchased	(6,585)	(78,682)	(33,856)	(349,342)

Net increase (decrease)	17,271	$201,938	(9,292)	($96,460)

Class R5 shares

Sold	39,363	$462,917	74,335	$778,513
Distributions reinvested	6,046	70,194	23,046	225,387
Repurchased	(73,871)	(894,786)	(322,554)	(3,391,301)

Net decrease	(28,462)	($361,675)	(225,173)	($2,387,401)

Class R6 shares

Sold	190,610	$2,263,039	398,730	$4,171,516
Distributions reinvested	14,541	168,818	4,661	45,539
Repurchased	(454,067)	(5,526,049)	(70,939)	(749,647)

Net increase	(248,916)	($3,094,192)	332,452	$3,467,408

Class 1 shares

Sold	9,472,005	$111,516,617	8,857,303	$92,439,215
Distributions reinvested	3,244,683	37,670,769	4,349,771	42,540,765
Repurchased	(6,046,633)	(71,626,038)	(4,614,325)	(47,869,565)

Net increase	6,670,055	$77,561,348	8,592,749	$87,110,415

Total net increase	7,590,262	$88,345,595	9,686,938	$98,393,016

Annual report | Retirement Living Portfolios	69

Retirement Living through 2030 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,434,624	$28,109,370	2,457,260	$25,552,759
Distributions reinvested	189,226	2,151,500	194,778	1,889,345
Repurchased	(1,237,194)	(14,292,903)	(1,269,386)	(13,217,625)

Net increase	1,386,656	$15,967,967	1,382,652	$14,224,479

Class R1 shares

Sold	97,859	$1,129,838	120,346	$1,236,460
Distributions reinvested	8,795	99,652	14,927	144,492
Repurchased	(77,132)	(885,184)	(140,492)	(1,465,519)

Net increase (decrease)	29,522	$344,306	(5,219)	($84,567)

Class R2 shares

Sold	54,100	$624,349	43,336	$450,054
Distributions reinvested	2,126	24,066	117	1,131
Repurchased	(14,516)	(169,639)	(186)	(2,001)
Net increase	41,710	$478,776	43,267	$449,184

Class R3 shares

Sold	64,053	$740,145	88,325	$903,808
Distributions reinvested	11,396	129,225	16,808	162,700
Repurchased	(98,702)	(1,152,228)	(105,418)	(1,084,778)

Net decrease	(23,253)	($282,858)	(285)	($18,270)

Class R4 shares

Sold	45,296	$527,810	23,649	$244,159
Distributions reinvested	3,664	41,517	3,108	30,021
Repurchased	(16,326)	(194,859)	(7,099)	(73,944)

Net increase	32,634	$374,468	19,658	$200,236

Class R5 shares

Sold	84,095	$969,041	417,630	$4,136,785
Distributions reinvested	22,738	257,617	42,464	410,631
Repurchased	(417,219)	(5,003,568)	(626,156)	(6,498,961)

Net decrease	(310,386)	($3,776,910)	(166,062)	($1,951,545)

Class R6 shares

Sold	267,955	$3,091,542	669,926	$6,926,923
Distributions reinvested	25,601	289,806	4,633	44,751
Repurchased	(689,722)	(8,265,853)	(79,648)	(835,003)

Net increase	(396,166)	($4,884,505)	594,911	$6,136,671

Class 1 shares

Sold	9,813,384	$113,047,700	8,861,769	$91,040,947
Distributions reinvested	4,046,933	45,851,749	5,202,908	50,312,121
Repurchased	(6,734,869)	(77,916,151)	(5,828,945)	(59,340,185)

Net increase	7,125,448	$80,983,298	8,235,732	$82,012,883

Total net increase	7,886,165	$89,204,542	10,104,654	$100,969,071

70	Retirement Living Portfolios | Annual report

Retirement Living through 2025 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,427,562	$27,791,693	2,388,556	$24,776,973
Distributions reinvested	211,251	2,378,689	209,375	2,051,879
Repurchased	(1,508,609)	(17,331,996)	(1,344,844)	(13,953,480)

Net increase	1,130,204	$12,838,386	1,253,087	$12,875,372

Class R1 shares

Sold	126,451	$1,455,071	132,281	$1,356,545
Distributions reinvested	9,047	101,505	12,538	122,497
Repurchased	(51,897)	(587,153)	(136,658)	(1,429,225)

Net increase	83,601	$969,423	8,161	$49,817

Class R2 shares

Sold	39,326	$446,466	30,659	$322,021
Distributions reinvested	1,227	13,758	448	4,374
Repurchased	(5,776)	(64,507)	(21)	(223)

Net increase	34,777	$395,717	31,086	$326,172

Class R3 shares

Sold	63,817	$727,872	120,002	$1,240,791
Distributions reinvested	13,428	150,793	16,310	159,507
Repurchased	(28,293)	(326,205)	(156,116)	(1,636,219)

Net increase (decrease)	48,952	$552,460	(19,804)	($235,921)

Class R4 shares

Sold	20,712	$235,767	25,338	$261,760
Distributions reinvested	5,628	63,207	7,638	74,617
Repurchased	(43,352)	(493,107)	(43,571)	(459,608)

Net decrease	(17,012)	($194,133)	(10,595)	($123,231)

Class R5 shares

Sold	58,825	$675,368	132,452	$1,374,457
Distributions reinvested	9,117	102,201	46,878	457,527
Repurchased	(121,251)	(1,406,784)	(858,980)	(8,926,956)

Net decrease	(53,309)	($629,215)	(679,650)	($7,094,972)

Class R6 shares

Sold	126,914	$1,462,023	913,436	$9,484,605
Distributions reinvested	35,017	392,190	4,642	45,310
Repurchased	(939,829)	(11,129,501)	(62,225)	(659,528)

Net increase	(777,898)	($9,275,288)	855,853	$8,870,387

Class 1 shares

Sold	11,738,111	$133,831,513	10,363,552	$107,050,946
Distributions reinvested	4,630,589	51,955,208	5,322,051	51,943,221
Repurchased	(8,484,274)	(97,152,290)	(8,035,814)	(82,400,324)

Net increase	7,884,426	$88,634,431	7,649,789	$76,593,843

Total net increase	8,333,741	$93,291,781	9,087,927	$91,261,467

Annual report | Retirement Living Portfolios	71

Retirement Living through 2020 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,960,904	$33,114,384	2,092,572	$21,779,580
Distributions reinvested	241,671	2,648,715	205,987	2,028,972
Repurchased	(1,548,242)	(17,375,978)	(1,075,524)	(11,177,012)

Net increase	1,654,333	$18,387,121	1,223,035	$12,631,540

Class R1 shares

Sold	80,516	$898,115	156,970	$1,597,986
Distributions reinvested	9,484	103,758	13,294	130,680
Repurchased	(68,125)	(755,722)	(158,073)	(1,628,401)

Net increase	21,875	$246,151	12,191	$100,265

Class R2 shares

Sold	45,512	$508,756	50,889	$533,988
Distributions reinvested	2,259	24,687	10	97
Repurchased	(2,899)	(32,093)	(56)	(590)

Net increase	44,872	$501,350	50,843	$533,495

Class R3 shares

Sold	107,078	$1,190,105	131,232	$1,359,926
Distributions reinvested	16,247	177,741	21,411	210,687
Repurchased	(173,683)	(1,929,736)	(186,141)	(1,939,437)

Net decrease	(50,358)	($561,890)	(33,498)	($368,824)

Class R4 shares

Sold	22,557	$254,705	14,696	$152,575
Distributions reinvested	3,702	40,428	3,780	37,079
Repurchased	(12,404)	(139,559)	(13,513)	(135,942)

Net increase	13,855	$155,574	4,963	$53,712

Class R5 shares

Sold	111,444	$1,244,559	481,181	$4,847,617
Distributions reinvested	29,674	324,634	58,549	575,532
Repurchased	(425,923)	(4,884,849)	(932,015)	(9,691,622)

Net decrease	(284,805)	($3,315,656)	(392,285)	($4,268,473)

Class R6 shares

Sold	223,337	$2,485,849	756,974	$7,857,635
Distributions reinvested	33,300	363,640	1,878	18,444
Repurchased	(806,142)	(9,313,739)	(70,763)	(748,980)

Net increase (decrease)	(549,505)	($6,464,250)	688,089	$7,127,099

Class 1 shares

Sold	8,372,321	$93,567,290	8,237,506	$85,298,330
Distributions reinvested	4,481,535	49,027,990	5,049,469	49,636,281
Repurchased	(9,163,849)	(102,964,179)	(8,860,173)	(91,477,188)

Net increase	3,690,007	$39,631,101	4,426,802	$43,457,423

Total net increase	4,540,274	$48,579,501	5,980,140	$59,266,237

72	Retirement Living Portfolios | Annual report

Retirement Living through 2015 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,350,760	$25,768,065	2,015,136	$20,764,289
Distributions reinvested	207,182	2,212,708	129,698	1,284,014
Repurchased	(1,282,113)	(14,108,159)	(1,132,609)	(11,629,357)

Net increase	1,275,829	$13,872,614	1,012,225	$10,418,946

Class R1 shares

Sold	22,495	$245,151	71,028	$731,950
Distributions reinvested	4,674	49,866	5,161	51,042
Repurchased	(45,158)	(487,336)	(87,446)	(900,635)

Net decrease	(17,989)	($192,319)	(11,257)	($117,643)

Class R2 shares

Sold	21,536	$236,296	28,450	$296,632
Distributions reinvested	356	3,797	15	148
Repurchased	(8,132)	(90,908)	(20,122)	(214,694)

Net increase	13,760	$149,185	8,343	$82,086

Class R3 shares

Sold	69,701	$762,182	207,672	$2,137,088
Distributions reinvested	23,380	249,463	21,197	209,429
Repurchased	(79,302)	(862,798)	(240,309)	(2,483,415)

Net increase (decrease)	13,779	$148,847	(11,440)	($136,898)

Class R4 shares

Sold	8,726	$94,495	10,167	$105,170
Distributions reinvested	1,064	11,346	274	2,703
Repurchased	(2,977)	(32,356)	(1,987)	(20,399)

Net increase	6,813	$73,485	8,454	$87,474

Class R5 shares

Sold	33,422	$366,071	76,436	$780,799
Distributions reinvested	8,384	89,455	22,829	225,553
Repurchased	(81,220)	(888,437)	(479,664)	(4,963,548)

Net decrease	(39,414)	($432,911)	(380,399)	($3,957,196)

Class R6 shares

Sold	72,801	$790,637	497,457	$5,151,684
Distributions reinvested	20,395	217,610	2,215	21,882
Repurchased	(456,971)	(5,111,013)	(88,832)	(921,676)

Net increase (decrease)	(363,775)	($4,102,766)	410,840	$4,251,890

Class 1 shares

Sold	3,840,642	$41,998,847	5,103,920	$52,634,239
Distributions reinvested	2,838,802	30,290,016	2,441,139	24,118,454
Repurchased	(10,348,173)	(113,764,460)	(9,334,851)	(96,008,410)

Net decrease	(3,668,729)	($41,475,597)	(1,789,792)	($19,255,717)

Total net decrease	(2,779,726)	($31,959,462)	(753,026)	($8,627,058)

Annual report | Retirement Living Portfolios	73

Retirement Living through 2010 Portfolio
		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,129,236	$11,600,809	1,934,153	$19,591,902
Distributions reinvested	213,019	2,128,057	241,006	2,306,430
Repurchased	(1,145,677)	(11,734,266)	(821,938)	(8,292,394)

Net increase	196,578	$1,994,600	1,353,221	$13,605,938

Class R1 shares

Sold	30,775	$313,612	14,069	$140,473
Distributions reinvested	2,138	21,293	3,144	30,022
Repurchased	(21,497)	(220,982)	(15,839)	(158,841)

Net increase	11,416	$113,923	1,374	$11,654

Class R2 shares

Sold	1,211	$12,519	51,450	$516,569
Distributions reinvested	3,028	30,217	—	—
Repurchased	(1,316)	(13,378)	(59)	(594)

Net increase	2,923	$29,358	51,391	$515,975

Class R3 shares

Sold	31,499	$321,787	51,309	$515,968
Distributions reinvested	6,277	62,581	13,062	124,748
Repurchased	(37,082)	(384,398)	(126,237)	(1,264,756)

Net increase (decrease)	694	($30)	(61,866)	($624,040)

Class R4 shares

Sold	12,572	$129,638	9,961	$100,285
Distributions reinvested	2,951	29,422	3,895	37,204
Repurchased	(2,792)	(28,340)	(9,380)	(92,973)

Net increase	12,731	$130,720	4,476	$44,516

Class R5 shares

Sold	9,543	$98,278	141,321	$1,365,017
Distributions reinvested	7,012	69,907	38,480	367,492
Repurchased	(105,119)	(1,094,703)	(526,850)	(5,257,508)

Net decrease	(88,564)	($926,518)	(347,049)	($3,524,999)

Class R6 shares

Sold	50,177	$506,272	322,583	$3,215,419
Distributions reinvested	19,726	196,861	—	—
Repurchased	(337,468)	(3,545,499)	(17,717)	(177,559)

Net increase	(267,565)	($2,842,366)	304,866	$3,037,860

Class 1 shares

Sold	4,818,265	$49,197,551	2,537,009	$25,455,983
Distributions reinvested	2,172,827	21,684,809	3,468,285	33,156,802
Repurchased	(9,188,969)	(94,308,402)	(9,737,039)	(98,035,958)

Net decrease	(2,197,877)	($23,426,042)	(3,731,745)	($39,423,173)

Total net decrease	(2,329,664)	($24,926,355)	(2,425,332)	($26,356,269)

74	Retirement Living Portfolios | Annual report

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2014:

Portfolio	Class	% by Class

Retirement Living through 2055	1	2%
Retirement Living through 2055	A	80%
Retirement Living through 2055	R1	100%
Retirement Living through 2055	R2	100%
Retirement Living through 2055	R3	100%
Retirement Living through 2055	R4	100%
Retirement Living through 2055	R5	100%
Retirement Living through 2055	R6	100%
Retirement Living through 2050	R1	32%
Retirement Living through 2050	R2	29%
Retirement Living through 2050	R3	71%
Retirement Living through 2050	R4	100%
Retirement Living through 2050	R5	100%
Retirement Living through 2050	R6	11%
Retirement Living through 2045	R2	24%
Retirement Living through 2045	R6	6%
Retirement Living through 2040	R2	8%
Retirement Living through 2040	R6	8%
Retirement Living through 2035	R2	21%
Retirement Living through 2035	R6	6%
Retirement Living through 2030	R2	11%
Retirement Living through 2030	R6	3%
Retirement Living through 2025	R2	13%
Retirement Living through 2025	R6	4%
Retirement Living through 2020	R2	10%
Retirement Living through 2020	R6	4%
Retirement Living through 2015	R2	32%
Retirement Living through 2015	R6	11%
Retirement Living through 2010	R2	16%
Retirement Living through 2010	R6	9%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2014:

Portfolio	Purchase	Sales

Retirement Living through 2055	$8,036,252	$756,608
Retirement Living through 2050	108,980,205	19,311,853
Retirement Living through 2045	155,366,715	107,277,774
Retirement Living through 2040	172,772,506	112,793,323
Retirement Living through 2035	228,282,718	136,758,288
Retirement Living through 2030	273,166,447	178,772,442
Retirement Living through 2025	304,915,654	205,338,610
Retirement Living through 2020	246,351,558	196,466,674
Retirement Living through 2015	138,156,932	171,137,623
Retirement Living through 2010	93,542,703	124,091,840

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2014, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Series NAV	Underlying Funds Net Assets

Retirement Living Through 2045	John Hancock Funds II Strategic Equity Allocation Fund	5.2%
Retirement Living Through 2040	John Hancock Funds II Strategic Equity Allocation Fund	5.4%
Retirement Living Through 2035	John Hancock Funds II Strategic Equity Allocation Fund	7.0%
Retirement Living Through 2030	John Hancock Funds II Strategic Equity Allocation Fund	7.9%
Retirement Living Through 2025	John Hancock Funds II Strategic Equity Allocation Fund	7.8%
Retirement Living Through 2020	John Hancock Funds II Strategic Equity Allocation Fund	5.6%

Annual report | Retirement Living Portfolios	75

Information regarding each portfolio’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds is as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2055
Absolute Return Currency	—	14,845	(97)	14,748	—	—	($5)	$148,363
Active Bond	—	2,453	(241)	2,212	$71	—	2	23,136
Alpha Opportunities	—	24,130	(2,101)	22,029	—	—	(136)	299,157
Asia Pacific Total Return Bond	—	175	—	175	—	—	—	1,686
Blue Chip Growth	—	5,141	(396)	4,745	—	—	(87)	170,672
Capital Appreciation	—	8,676	(379)	8,297	—	—	(9)	151,992
Capital Appreciation Value	—	21,661	(425)	21,236	—	—	19	269,699
Core High Yield	—	1,192	—	1,192	—	—	—	13,209
Disciplined Value	—	3,602	(129)	3,473	—	—	(1)	67,276
Emerging Markets	—	25,475	—	25,475	—	—	—	288,889
Emerging Markets Debt	—	2,518	(734)	1,784	157	—	(8)	18,112
Equity-Income	—	7,735	(159)	7,576	—	—	(10)	162,505
Financial Industries	—	9,506	(784)	8,722	—	—	(118)	150,713
Floating Rate Income	—	12,914	(5,726)	7,188	550	—	(194)	67,280
Fundamental Global Franchise	—	5,362	(189)	5,173	—	—	(1)	68,799
Fundamental Large Cap Value	—	10,109	(1,514)	8,595	—	—	207	122,571
Fundamental Value	—	384	(384)	—	—	—	259	—
Global Absolute Return Strategies	—	4,703	—	4,703	—	—	—	53,475
Global Bond	—	932	(171)	761	—	—	(2)	9,598
Global Equity	—	6,855	(349)	6,506	—	—	(24)	76,122
Global Income	—	3,296	(812)	2,484	264	—	(44)	25,386
Global Real Estate	—	4,234	(181)	4,053	—	—	8	38,061
Global Shareholder Yield	—	8,120	(291)	7,829	420	—	(65)	96,530
Global Short Duration Credit	—	2,098	(281)	1,817	81	—	(16)	18,312
Health Sciences	—	4,866	—	4,866	—	—	—	98,635
High Yield	—	1,913	(642)	1,271	78	—	14	12,128
International Core	—	2,446	(331)	2,115	—	—	(530)	75,119
International Growth
Opportunities	—	8,368	(4,905)	3,463	—	—	(981)	49,137
International Growth Stock	—	5,094	(681)	4,413	—	—	(183)	62,881
International Small Cap	—	7,291	(433)	6,858	—	—	(140)	133,449
International Small Company	—	13,124	(768)	12,356	—	—	(189)	133,449
International Value	—	15,526	(6,619)	8,907	—	—	(2,724)	160,949
International Value Equity	—	4,188	(278)	3,910	—	—	(42)	37,498
Mid Cap Stock	—	8,495	(598)	7,897	—	—	(505)	179,175
Mid Value	—	9,136	(938)	8,198	—	—	(261)	149,198
Mutual Shares	—	364	(364)	—	—	—	192	—
Natural Resources	—	7,149	(1)	7,148	—	—	—	134,248
Real Estate Equity	—	3,422	(128)	3,294	—	—	4	37,985
Real Return Bond	—	1,253	(232)	1,021	74	—	(2)	12,063
Redwood	—	6,283	(231)	6,052	—	—	(1)	69,963
Science & Technology	—	13,668	(14)	13,654	—	—	5	198,536
Short Duration Credit
Opportunities	—	4,274	(848)	3,426	197	—	(20)	35,114
Small Cap Growth	—	4,306	(148)	4,158	—	—	(42)	45,993
Small Cap Value	—	3,457	(980)	2,477	—	—	8	47,957
Small Company Growth	—	1,996	(68)	1,928	—	—	(32)	40,786
Small Company Value	—	1,344	(58)	1,286	—	—	(54)	47,957
Spectrum Income	—	2,688	(485)	2,203	93	—	(10)	24,779
Strategic Equity Allocation	—	217,781	(12,226)	205,555	—	—	(215)	2,869,550
Strategic Growth	—	11,176	(1,976)	9,200	—	—	186	151,992
Strategic Income Opportunities	—	6,085	(2,486)	3,599	291	—	(117)	39,482
Total Return	—	1,836	(180)	1,656	48	—	(6)	23,114
U.S. Equity	—	8,858	(513)	8,345	—	—	28	115,241
U.S. High Yield Bond	—	1,460	(488)	972	72	—	17	12,226
Value	—	4,902	(303)	4,599	—	—	(38)	59,375
Value Equity	—	4,876	—	4,876	—	—	—	49,197
					$2,396	—	($5,863)	$7,448,719

76	Retirement Living Portfolios | Annual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2050
Absolute Return Currency	251,898	243,078	(11,172)	483,804	—	$212,770	$273	$4,867,071
Active Bond	45,769	52,804	(31,284)	67,289	$23,154	3,065	(3,696)	703,839
All Cap Value	91,247	16,344	(107,591)	—	6,902	190,376	65,198	—
Alpha Opportunities	256,198	432,808	(5,166)	683,840	24,044	557,271	7,023	9,286,549
Asia Pacific Total Return Bond	—	31,619	—	31,619	10,083	626	—	304,487
Blue Chip Growth	106,183	74,000	(28,465)	151,718	—	93,157	243,793	5,457,311
Capital Appreciation	171,722	128,630	(32,964)	267,388	3,846	189,850	126,319	4,898,557
Capital Appreciation Value	343,172	351,662	(10,215)	684,619	74,366	652,564	1,549	8,694,658
China Emerging Leaders	149,617	5,261	(11,246)	143,632	6,624	38,351	(21,070)	1,447,808
Core High Yield	—	34,940	—	34,940	—	—	—	387,130
Disciplined Value	60,064	54,462	(2,391)	112,135	11,558	62,708	7,220	2,172,057
Emerging Markets	750,611	265,218	(160,245)	855,584	143,026	—	38,218	9,702,323
Emerging Markets Debt	13,171	46,239	(556)	58,854	12,624	698	(140)	597,364
Equity-Income	116,321	137,631	(9,357)	244,595	67,987	19,441	30,781	5,246,558
Financial Industries	83,479	205,750	(7,625)	281,604	18,313	—	2,759	4,866,116
Floating Rate Income	116,017	149,460	(46,132)	219,345	73,056	3,651	(3,639)	2,053,073
Fundamental Global Franchise	92,051	79,852	(5,096)	166,807	13,458	62,431	6,133	2,218,537
Fundamental Large Cap Value	149,241	138,696	(10,428)	277,509	29,774	229,050	14,516	3,957,283
Fundamental Value	93,492	671	(94,163)	—	14,030	—	511,144	—
Global Absolute Return Strategies	115,705	54,687	—	170,392	19,990	—	—	1,937,353
Global Bond	11,865	17,649	(6,020)	23,494	—	—	(1,588)	296,499
Global Equity	111,472	104,087	(5,505)	210,054	10,729	6,779	378	2,457,634
Global Income	43,332	56,882	(24,345)	75,869	34,172	3,680	(9,506)	775,382
Global Real Estate	84,393	57,290	(11,578)	130,105	34,467	—	27	1,221,690
Global Shareholder Yield	139,291	120,476	(7,007)	252,760	71,175	69,992	10,453	3,116,526
Global Short Duration Credit	—	56,865	(1,435)	55,430	3,291	—	(100)	558,738
Health Sciences	105,359	64,419	—	169,778	—	363,636	—	3,441,396
High Yield	53,805	46,177	(61,243)	38,739	43,357	—	27,128	369,566
International Core	47,917	31,358	(19,471)	59,804	59,685	—	93,543	2,124,245
International Growth
Opportunities	—	118,943	(7,133)	111,810	5,746	7,968	(1,708)	1,586,583
International Growth Stock	103,402	68,075	(35,020)	136,457	25,261	—	66,908	1,944,513
International Small Cap	135,643	94,272	(9,306)	220,609	43,360	—	22,364	4,293,053
International Small Company	250,761	164,974	(17,818)	397,917	37,787	—	33,638	4,297,506
International Value	159,894	206,664	(40,521)	326,037	63,198	—	108,788	5,891,491
International Value Equity	86,908	65,363	(32,029)	120,242	13,841	38,108	23,238	1,153,122
Mid Cap Stock	136,196	128,296	(9,684)	254,808	54	442,166	12,831	5,781,585
Mid Value	150,551	123,317	(8,754)	265,114	16,507	98,916	19,706	4,825,074
Mutual Shares	60,423	9,908	(70,331)	—	14,985	61,976	125,703	—
Natural Resources	162,537	91,592	(14,021)	240,108	22,543	—	(11,492)	4,509,219
Real Estate Equity	69,483	39,125	(2,397)	106,211	12,982	—	1,171	1,224,610
Real Return Bond	15,520	23,669	(8,137)	31,052	7,030	—	(9,756)	367,034
Redwood	87,105	110,978	(3,332)	194,751	—	26,590	1,133	2,251,317
Science & Technology	326,013	172,934	(22,412)	476,535	4,150	92,352	64,297	6,928,823
Short Duration Credit
Opportunities	43,929	70,388	(9,866)	104,451	25,361	7,363	(3,050)	1,070,621
Small Cap Growth	64,912	75,565	(6,285)	134,192	—	80,752	8,747	1,484,165
Small Cap Value	27,051	48,306	(1,760)	73,597	1,186	60,346	2,970	1,424,840
Small Company Growth	32,729	31,872	(2,057)	62,544	—	33,960	7,356	1,323,436
Small Company Value	22,872	23,057	(4,695)	41,234	1,993	5,728	21,098	1,537,198
Spectrum Income	38,709	53,062	(23,498)	68,273	18,726	13,082	(1,308)	768,076
Strategic Equity Allocation	4,161,581	2,683,745	(208,851)	6,636,475	939,471	964,473	369,085	92,645,197
Strategic Growth	188,216	114,886	(5,820)	297,282	11,781	109,606	16,270	4,911,091
Strategic Income Opportunities	72,203	78,364	(41,168)	109,399	44,495	9,595	(8,333)	1,200,103
Total Return	33,633	39,697	(23,002)	50,328	11,846	8,371	(10,355)	702,579
U.S. Equity	145,795	126,945	(4,385)	268,355	45,425	242,734	2,209	3,705,984
U.S. High Yield Bond	39,782	36,174	(46,294)	29,662	41,507	12,002	(2,473)	373,143
Value	84,953	69,737	(6,242)	148,448	5,755	68,186	7,463	1,916,463
Value Equity	—	157,830	(166)	157,664	—	—	13	1,590,827
					$2,224,701	$5,144,370	$2,013,229	$242,867,403

Annual report | Retirement Living Portfolios	77

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2045
Absolute Return Currency	1,302,501	541,710	(213,605)	1,630,606	—	$956,513	($87,553)	$16,403,893
Active Bond	234,660	95,737	(111,659)	218,738	$94,916	13,204	(5,043)	2,288,003
All Cap Value	497,839	89,174	(587,013)	—	37,657	1,038,681	993,082	—
Alpha Opportunities	1,373,437	1,014,684	(73,651)	2,314,470	107,549	2,492,685	(36,964)	31,430,501
Asia Pacific Total Return Bond	—	156,585	—	156,585	49,935	3,100	—	1,507,917
Blue Chip Growth	579,534	75,606	(143,613)	511,527	—	417,437	1,207,729	18,399,617
Capital Appreciation	955,568	151,949	(214,586)	892,931	17,281	853,037	564,140	16,358,498
Capital Appreciation Value	1,868,444	516,783	(94,955)	2,290,272	329,891	2,894,787	61,946	29,086,460
China Emerging Leaders	811,939	28,546	(197,331)	643,154	35,945	208,124	(275,570)	6,482,993
Core High Yield	—	120,990	—	120,990	—	—	—	1,340,567
Disciplined Value	321,708	74,242	(22,221)	373,729	52,475	284,714	15,666	7,239,134
Emerging Markets	4,227,643	205,735	(1,007,851)	3,425,527	661,278	—	(214,389)	38,845,473
Emerging Markets Debt	67,986	128,076	(3,099)	192,963	49,402	3,028	(1,000)	1,958,576
Equity-Income	635,131	245,901	(64,219)	816,813	302,579	86,523	19,372	17,520,631
Financial Industries	516,117	478,958	(54,672)	940,403	83,147	—	26,204	16,250,164
Floating Rate Income	595,023	270,712	(152,698)	713,037	283,397	15,727	(10,318)	6,674,025
Fundamental Global Franchise	463,720	148,597	(55,094)	557,223	59,881	277,776	15,508	7,411,059
Fundamental Large Cap Value	753,189	266,774	(93,234)	926,729	133,008	1,023,237	9,643	13,215,158
Fundamental Value	545,960	3,922	(549,882)	—	81,932	—	5,866,173	—
Global Absolute Return Strategies	629,393	9,868	—	639,261	108,740	—	—	7,268,397
Global Bond	60,839	37,617	(22,082)	76,374	—	—	(79)	963,844
Global Equity	562,074	175,565	(36,927)	700,712	47,931	30,283	9,778	8,198,335
Global Income	222,887	109,758	(86,014)	246,631	131,936	15,851	(22,317)	2,520,570
Global Real Estate	425,676	92,570	(83,765)	434,481	153,327	—	26,318	4,079,776
Global Shareholder Yield	785,666	188,146	(133,660)	840,152	286,385	316,803	115,642	10,359,069
Global Short Duration Credit	—	186,522	(6,332)	180,190	10,722	—	(606)	1,816,318
Health Sciences	624,688	125,765	(73,434)	677,019	—	2,121,658	34,981	13,723,181
High Yield	283,071	86,450	(244,519)	125,002	181,078	—	136,233	1,192,523
International Core	239,766	36,615	(63,013)	213,368	270,571	—	157,398	7,578,828
International Growth	—	393,481	(21,398)	372,083	26,434	36,655	(385)	5,279,856
Opportunities
International Growth Stock	519,623	73,179	(158,032)	434,770	112,495	—	216,877	6,195,467
International Small Cap	685,557	98,536	(45,580)	738,513	192,344	—	18,232	14,371,467
International Small Company	1,277,215	170,008	(115,384)	1,331,839	170,317	—	58,615	14,383,857
International Value	840,907	409,169	(237,984)	1,012,092	286,266	—	56,594	18,288,502
International Value Equity	435,982	91,259	(125,698)	401,543	62,491	172,060	54,742	3,850,796
Mid Cap Stock	712,790	226,799	(88,201)	851,388	242	1,989,968	139	19,317,997
Mid Value	703,059	217,367	(35,091)	885,335	73,799	442,224	7,431	16,113,104
Mutual Shares	305,586	35,541	(341,127)	—	73,115	302,385	1,300,711	—
Natural Resources	826,024	94,501	(93,412)	827,113	100,622	—	(85,062)	15,533,176
Real Estate Equity	349,525	60,107	(56,341)	353,291	57,587	—	7,711	4,073,441
Real Return Bond	79,831	53,238	(32,127)	100,942	26,118	—	(38,959)	1,193,136
Redwood	514,948	174,207	(39,661)	649,494	—	117,954	(3,644)	7,508,153
Science & Technology	1,690,415	165,263	(253,082)	1,602,596	18,616	414,219	244,688	23,301,750
Short Duration Credit	225,777	146,237	(32,151)	339,863	98,451	31,713	(4,354)	3,483,595
Opportunities
Small Cap Growth	329,558	172,408	(50,698)	451,268	—	362,084	13,049	4,991,020
Small Cap Value	134,931	94,702	(15,927)	213,706	5,279	268,708	10,945	4,137,347
Small Company Growth	166,478	58,739	(16,353)	208,864	—	151,825	15,830	4,419,552
Small Company Value	114,195	43,815	(19,977)	138,033	8,868	25,481	7,736	5,145,885
Spectrum Income	199,209	89,006	(69,915)	218,300	74,925	56,350	(265)	2,455,877
Strategic Equity Allocation	20,944,139	1,911,570	(805,722)	22,049,987	4,184,723	4,296,088	135,163	307,817,823
Strategic Growth	951,885	118,451	(77,609)	992,727	53,491	497,642	123,601	16,399,845
Strategic Income Opportunities	366,745	142,323	(152,022)	357,046	173,126	41,329	(12,710)	3,916,793
Total Return	172,736	71,642	(80,774)	163,604	48,559	36,057	(10,061)	2,283,909
U.S. Equity	810,545	219,597	(130,445)	899,697	202,462	1,081,879	282,458	12,424,809
U.S. High Yield Bond	204,004	71,095	(179,089)	96,010	172,065	51,696	7,541	1,207,802
Value	436,285	91,460	(32,010)	495,735	25,706	304,569	8,472	6,399,938
Value Equity	—	528,034	(1,524)	526,510	—	—	15	5,312,490
					$9,819,064	$23,734,054	$11,021,084	$819,920,897

78	Retirement Living Portfolios | Annual report

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2040
Absolute Return Currency	1,335,225	551,861	(196,634)	1,690,452	—	$991,671	($69,314)	$17,005,944
Active Bond	240,463	97,861	(109,823)	228,501	$98,787	13,701	(4,151)	2,390,119
All Cap Value	510,939	91,521	(602,460)	—	38,647	1,066,013	1,010,381	—
Alpha Opportunities	1,412,243	1,035,639	(86,821)	2,361,061	111,023	2,573,204	(38,288)	32,063,209
Asia Pacific Total Return Bond	—	161,207	—	161,207	51,409	3,191	—	1,552,427
Blue Chip Growth	594,808	103,874	(165,508)	533,174	—	429,965	1,091,195	19,178,267
Capital Appreciation	979,116	197,232	(243,294)	933,054	17,812	879,263	513,047	17,093,543
Capital Appreciation Value	1,918,502	542,310	(79,794)	2,381,018	342,290	3,003,585	10,567	30,238,931
China Emerging Leaders	810,785	28,506	(197,244)	642,047	35,893	207,829	(277,984)	6,471,831
Core High Yield	—	127,310	—	127,310	—	—	—	1,410,597
Disciplined Value	329,986	86,472	(26,141)	390,317	54,234	294,256	11,581	7,560,441
Emerging Markets	4,356,312	155,781	(1,001,788)	3,510,305	681,024	—	(257,980)	39,806,860
Emerging Markets Debt	69,668	134,574	(1,511)	202,731	51,343	3,129	(474)	2,057,716
Equity-Income	650,713	257,633	(56,967)	851,379	312,925	89,481	13,124	18,262,083
Financial Industries	538,142	495,607	(53,549)	980,200	85,934	—	17,285	16,937,851
Floating Rate Income	609,739	296,174	(161,053)	744,860	295,892	16,320	(10,692)	6,971,893
Fundamental Global Franchise	476,450	176,761	(71,893)	581,318	61,946	287,352	15,970	7,731,530
Fundamental Large Cap Value	773,292	288,829	(96,174)	965,947	137,041	1,054,260	8,037	13,774,408
Fundamental Value	560,327	4,025	(564,352)	—	84,088	—	5,942,676	—
Global Absolute Return Strategies	647,587	10,153	—	657,740	111,884	—	—	7,478,504
Global Bond	62,344	42,140	(24,701)	79,783	—	—	737	1,006,861
Global Equity	577,504	180,129	(32,746)	724,887	49,517	31,285	7,482	8,481,178
Global Income	228,399	115,898	(86,658)	257,639	137,570	16,448	(21,634)	2,633,066
Global Real Estate	437,281	102,245	(86,658)	452,868	158,642	—	31,267	4,252,427
Global Shareholder Yield	804,872	228,250	(153,323)	879,799	297,586	325,571	135,353	10,847,924
Global Short Duration Credit	—	190,562	(5,470)	185,092	11,183	—	(383)	1,865,730
Health Sciences	638,713	129,028	(62,071)	705,670	—	2,176,695	45,510	14,303,930
High Yield	290,071	90,395	(248,962)	131,504	188,713	—	124,029	1,254,544
International Core	246,348	43,052	(65,349)	224,051	277,999	—	144,867	7,958,308
International Growth	—	386,578	—	386,578	27,271	37,816	—	5,485,548
Opportunities
International Growth Stock	533,888	81,444	(142,393)	472,939	116,272	—	178,311	6,739,376
International Small Cap	708,986	112,683	(54,561)	767,108	199,573	—	16,765	14,927,931
International Small Company	1,319,677	193,413	(127,530)	1,385,560	175,979	—	50,760	14,964,044
International Value	864,677	330,509	(179,816)	1,015,370	295,472	—	69,440	18,347,739
International Value Equity	447,951	102,026	(131,441)	418,536	64,229	176,847	57,640	4,013,757
Mid Cap Stock	732,546	251,212	(96,340)	887,418	249	2,045,937	(2,516)	20,135,512
Mid Value	728,802	225,125	(31,125)	922,802	76,146	456,290	7,587	16,794,992
Mutual Shares	313,083	38,715	(351,798)	—	75,437	311,990	1,333,938	—
Natural Resources	829,252	118,877	(83,163)	864,966	103,959	—	(67,981)	16,244,070
Real Estate Equity	360,023	72,809	(63,180)	369,652	59,752	—	14,109	4,262,089
Real Return Bond	81,805	59,099	(35,457)	105,447	27,163	—	(41,086)	1,246,386
Redwood	527,581	190,994	(41,425)	677,150	—	122,387	(3,260)	7,827,852
Science & Technology	1,763,811	193,444	(286,839)	1,670,416	19,161	426,356	249,399	24,287,852
Short Duration Credit	231,361	150,655	(27,318)	354,698	102,674	32,907	(4,094)	3,635,650
Opportunities
Small Cap Growth	338,692	184,208	(55,807)	467,093	—	371,945	12,129	5,166,045
Small Cap Value	138,662	126,757	(19,144)	246,275	5,443	277,061	7,441	4,767,879
Small Company Growth	170,880	80,889	(35,158)	216,611	—	156,199	20,232	4,583,485
Small Company Value	117,391	51,247	(24,763)	143,875	9,153	26,299	5,670	5,363,653
Spectrum Income	204,136	99,937	(76,030)	228,043	77,876	58,471	2,135	2,565,486
Strategic Equity Allocation	21,519,116	2,578,211	(1,016,111)	23,081,216	4,324,147	4,439,222	270,168	322,213,771
Strategic Growth	975,239	163,271	(103,740)	1,034,770	55,284	514,321	112,634	17,094,398
Strategic Income Opportunities	375,878	138,277	(142,655)	371,500	180,846	42,885	(10,711)	4,075,350
Total Return	177,007	72,975	(79,076)	170,906	50,606	37,414	(12,664)	2,385,842
U.S. Equity	830,622	233,045	(127,487)	936,180	209,143	1,117,579	266,518	12,928,651
U.S. High Yield Bond	209,049	74,273	(182,585)	100,737	179,326	53,642	5,187	1,267,272
Value	449,999	108,385	(41,670)	516,714	26,489	313,842	11,314	6,670,776
Value Equity	—	546,158	—	546,158	—	—	—	5,510,730
					$10,155,032	$24,482,629	$10,991,273	$854,096,258

Annual report | Retirement Living Portfolios	79

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2035
Absolute Return Currency	1,718,254	745,949	(258,134)	2,206,069	—	$1,271,065	($106,680)	$22,193,049
Active Bond	381,914	142,003	(156,355)	367,562	$156,866	21,647	(21,448)	3,844,700
All Cap Value	657,373	117,751	(775,124)	—	49,724	1,371,531	1,306,579	—
Alpha Opportunities	1,785,372	1,393,853	(100,942)	3,078,283	141,794	3,286,404	(67,577)	41,803,078
Asia Pacific Total Return Bond	—	253,989	—	253,989	80,997	5,028	—	2,445,919
Blue Chip Growth	758,650	126,936	(197,875)	687,711	—	557,155	1,283,100	24,736,955
Capital Appreciation	1,242,486	256,971	(296,980)	1,202,477	23,029	1,136,830	486,235	22,029,372
Capital Appreciation Value	2,465,433	672,015	(59,430)	3,078,018	443,410	3,890,914	(24,239)	39,090,834
China Emerging Leaders	1,068,648	37,571	(259,559)	846,660	47,309	273,926	(368,050)	8,534,329
Core High Yield	—	195,931	—	195,931	—	—	—	2,170,919
Disciplined Value	428,157	103,870	(28,513)	503,514	70,158	380,653	22,582	9,753,073
Emerging Markets	5,555,486	336,547	(1,473,373)	4,418,660	856,811	—	(357,560)	50,107,599
Emerging Markets Debt	110,765	233,719	(23,229)	321,255	81,456	4,982	212	3,260,734
Equity-Income	834,337	325,010	(63,154)	1,096,193	404,405	115,640	17,527	23,513,330
Financial Industries	569,422	777,972	(87,714)	1,259,680	110,414	—	27,086	21,767,277
Floating Rate Income	964,941	419,724	(194,744)	1,189,921	467,166	25,809	(11,787)	11,137,660
Fundamental Global Franchise	603,219	210,602	(78,086)	735,735	78,630	364,747	14,734	9,785,279
Fundamental Large Cap Value	979,695	382,136	(115,822)	1,246,009	174,565	1,342,934	10,557	17,768,095
Fundamental Value	720,938	5,179	(726,117)	—	108,191	—	7,668,627	—
Global Absolute Return Strategies	831,213	13,032	—	844,245	143,609	—	—	9,599,065
Global Bond	99,592	59,137	(32,456)	126,273	—	—	(236)	1,593,571
Global Equity	742,509	242,129	(37,634)	947,004	63,915	40,382	8,576	11,079,948
Global Income	360,256	169,746	(117,134)	412,868	218,463	26,116	(49,083)	4,219,506
Global Real Estate	569,793	124,946	(103,491)	591,248	207,385	—	35,703	5,551,817
Global Shareholder Yield	1,042,159	272,816	(165,309)	1,149,666	388,808	429,702	137,148	14,175,384
Global Short Duration Credit	—	303,440	(4,792)	298,648	17,538	—	(335)	3,010,372
Health Sciences	747,454	149,980	(14,366)	883,068	—	2,530,171	69,152	17,899,787
High Yield	453,588	133,923	(368,013)	219,498	294,679	—	117,649	2,094,012
International Core	309,172	54,959	(78,623)	285,508	350,783	—	151,490	10,141,258
International Growth	—	490,492	—	490,492	35,101	48,674	—	6,960,086
Opportunities
International Growth Stock	670,305	111,596	(196,699)	585,202	146,544	—	231,141	8,339,133
International Small Cap	903,129	132,816	(61,155)	974,790	251,792	—	22,570	18,969,406
International Small Company	1,639,114	254,676	(132,856)	1,760,934	219,434	—	34,460	19,018,090
International Value	1,079,056	361,971	(228,304)	1,212,723	355,818	—	80,886	21,913,910
International Value Equity	561,593	135,013	(164,248)	532,358	81,412	224,157	59,790	5,105,315
Mid Cap Stock	918,652	328,349	(114,939)	1,132,062	317	2,605,209	(4,703)	25,686,497
Mid Value	910,239	308,703	(47,346)	1,171,596	97,630	585,026	11,445	21,323,047
Mutual Shares	406,290	47,327	(453,617)	—	96,947	400,948	1,734,086	—
Natural Resources	1,068,183	134,101	(118,550)	1,083,734	131,935	—	(101,837)	20,352,529
Real Estate Equity	466,755	81,818	(67,356)	481,217	76,855	—	16,485	5,548,434
Real Return Bond	130,014	84,259	(47,895)	166,378	43,371	—	(64,983)	1,966,593
Redwood	669,565	223,154	(39,635)	853,084	—	154,584	(3,309)	9,861,650
Science & Technology	2,023,676	419,493	(302,829)	2,140,340	24,588	547,108	201,560	31,120,542
Short Duration Credit	367,637	236,177	(31,750)	572,064	162,353	52,016	(7,625)	5,863,653
Opportunities
Small Cap Growth	420,139	231,628	(69,568)	582,199	—	465,633	8,306	6,439,116
Small Cap Value	170,989	151,254	(21,461)	300,782	6,785	345,367	8,174	5,823,146
Small Company Growth	211,800	80,453	(19,776)	272,477	—	195,238	11,400	5,765,612
Small Company Value	145,083	63,237	(25,221)	183,099	11,469	32,955	5,050	6,825,917
Spectrum Income	328,173	147,547	(110,589)	365,131	123,414	92,278	(5,817)	4,107,723
Strategic Equity Allocation	27,366,849	3,210,280	(913,550)	29,663,579	5,519,594	5,666,483	72,051	414,103,558
Strategic Growth	1,245,976	191,945	(105,567)	1,332,354	70,419	655,133	126,570	22,010,488
Strategic Income Opportunities	599,287	221,614	(218,642)	602,259	286,359	67,791	(28,754)	6,606,776
Total Return	281,131	107,223	(113,342)	275,012	80,466	59,113	(47,427)	3,839,174
U.S. Equity	1,065,403	268,235	(126,520)	1,207,118	271,990	1,453,411	297,853	16,670,293
U.S. High Yield Bond	335,466	111,222	(278,545)	168,143	281,960	84,670	(14,790)	2,115,239
Value	569,469	137,754	(40,448)	666,775	34,226	405,505	10,870	8,608,069
Value Equity	—	706,169	—	706,169	—	—	—	7,125,247
					$13,390,884	$31,216,935	$13,003,414	$1,105,376,165

80	Retirement Living Portfolios | Annual report

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2030
Absolute Return Currency	2,129,256	755,369	(228,500)	2,656,125	—	$1,556,661	($97,214)	$26,720,621
Active Bond	1,018,867	270,498	(346,123)	943,242	$413,357	56,610	(8,593)	9,866,314
All Cap Value	769,652	137,863	(907,515)	—	58,216	1,605,786	1,576,292	—
Alpha Opportunities	1,921,824	2,301,364	(86,033)	4,137,155	151,109	3,502,296	(40,011)	56,182,569
Asia Pacific Total Return Bond	617,294	23,809	—	641,103	204,448	12,692	—	6,173,821
Blue Chip Growth	884,057	112,436	(202,452)	794,041	—	636,736	1,645,316	28,561,672
Capital Appreciation	1,434,684	262,577	(303,982)	1,393,279	26,264	1,296,515	683,748	25,524,873
Capital Appreciation Value	3,351,305	718,541	(518,310)	3,551,536	597,166	5,240,118	347,299	45,104,511
China Emerging Leaders	1,141,390	40,129	(277,107)	904,412	50,529	292,572	(397,965)	9,116,470
Core High Yield	—	514,658	—	514,658	—	—	—	5,702,413
Disciplined Value	495,969	113,194	(26,676)	582,487	80,489	436,710	15,357	11,282,782
Emerging Markets	6,106,871	196,416	(1,592,282)	4,711,005	914,092	—	(65,093)	53,422,794
Emerging Markets Debt	283,915	555,487	(45,418)	793,984	208,389	12,930	3,342	8,058,941
Equity-Income	974,189	372,982	(76,665)	1,270,506	465,894	133,223	22,576	27,252,361
Financial Industries	620,597	862,343	(52,583)	1,430,357	122,387	—	15,888	24,716,575
Floating Rate Income	2,523,131	764,050	(237,542)	3,049,639	1,203,192	67,470	(22,010)	28,544,617
Fundamental Global Franchise	782,632	177,422	(155,120)	804,934	100,948	468,274	32,581	10,705,617
Fundamental Large Cap Value	1,106,077	460,618	(125,262)	1,441,433	194,700	1,497,837	19,095	20,554,838
Fundamental Value	792,490	5,693	(798,183)	—	118,929	—	8,690,969	—
Global Absolute Return Strategies	1,006,229	15,776	—	1,022,005	173,846	—	—	11,620,195
Global Bond	264,357	101,698	(42,422)	323,633	—	—	147	4,084,247
Global Equity	890,960	293,976	(43,029)	1,141,907	77,481	48,953	11,570	13,360,310
Global Income	898,162	276,131	(120,772)	1,053,521	562,525	68,294	(64,002)	10,766,988
Global Real Estate	731,718	171,455	(189,799)	713,374	269,594	—	137,830	6,698,580
Global Shareholder Yield	1,481,718	235,501	(324,518)	1,392,701	550,850	605,040	301,687	17,172,007
Global Short Duration Credit	—	804,643	(36,956)	767,687	153,079	—	(4,467)	7,738,290
Health Sciences	941,979	189,064	(102,622)	1,028,421	—	3,189,511	185,900	20,846,092
High Yield	1,128,461	259,658	(839,388)	548,731	719,636	—	395,953	5,234,893
International Core	325,149	45,044	(70,198)	299,995	366,924	—	173,291	10,655,813
International Growth	—	512,573	—	512,573	37,816	52,438	—	7,273,406
Opportunities
International Growth Stock	714,045	85,478	(200,292)	599,231	152,074	—	290,863	8,539,037
International Small Cap	981,241	134,088	(70,411)	1,044,918	273,256	—	37,042	20,334,095
International Small Company	1,674,927	340,790	(134,635)	1,881,082	237,254	—	31,517	20,315,688
International Value	1,141,267	512,641	(283,293)	1,370,615	410,020	—	107,866	24,767,015
International Value Equity	590,719	116,480	(148,406)	558,793	82,316	226,646	71,984	5,358,821
Mid Cap Stock	1,049,559	348,328	(144,291)	1,253,596	355	2,920,468	22,512	28,444,101
Mid Value	1,030,754	348,332	(57,737)	1,321,349	110,312	661,020	25,998	24,048,559
Mutual Shares	474,638	50,698	(525,336)	—	112,137	463,773	2,030,644	—
Natural Resources	1,258,096	129,669	(195,227)	1,192,538	143,095	—	(144,042)	22,395,867
Real Estate Equity	554,375	103,871	(78,527)	579,719	93,692	—	23,641	6,684,163
Real Return Bond	346,313	150,843	(65,546)	431,610	109,252	—	(77,586)	5,101,635
Redwood	851,492	189,320	(131,095)	909,717	—	193,529	2,416	10,516,332
Science & Technology	2,309,406	424,107	(325,349)	2,408,164	27,758	617,652	290,883	35,014,701
Short Duration Credit	979,974	566,571	(75,086)	1,471,459	408,686	131,209	(19,066)	15,082,454
Opportunities
Small Cap Growth	380,393	252,519	(61,414)	571,498	—	415,837	17,239	6,320,763
Small Cap Value	163,830	118,568	(18,992)	263,406	6,396	325,576	19,262	5,099,548
Small Company Growth	196,369	90,359	(24,952)	261,776	—	179,244	19,490	5,539,185
Small Company Value	139,186	61,160	(25,494)	174,852	11,189	32,150	12,204	6,518,495
Spectrum Income	827,262	241,583	(124,716)	944,129	308,664	236,748	(13,680)	10,621,447
Strategic Equity Allocation	31,606,802	2,961,176	(1,169,499)	33,398,479	6,273,115	6,440,058	603,360	466,242,768
Strategic Growth	1,395,473	279,696	(136,226)	1,538,943	77,355	719,659	228,548	25,423,335
Strategic Income Opportunities	1,333,573	363,886	(154,995)	1,542,464	716,408	173,013	(41,798)	16,920,833
Total Return	750,000	209,703	(254,131)	705,572	212,653	154,586	(41,159)	9,849,787
U.S. Equity	1,500,829	302,363	(330,946)	1,472,246	386,092	2,063,124	532,369	20,331,720
U.S. High Yield Bond	838,984	218,830	(637,445)	420,369	689,584	208,814	7,216	5,288,237
Value	599,918	141,741	(46,737)	694,922	35,746	423,512	16,280	8,971,448
Value Equity	—	819,129	(164)	818,965	—	—	2	8,263,352
					$18,699,269	$37,367,284	$17,613,491	$1,334,935,996

Annual report | Retirement Living Portfolios	81

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2025
Absolute Return Currency	2,445,506	850,661	(265,283)	3,030,884	—	$1,783,262	($113,276)	$30,490,690
Active Bond	2,527,734	592,815	(539,877)	2,580,672	$1,045,559	139,508	(85,565)	26,993,831
All Cap Value	764,524	136,945	(901,469)	—	57,829	1,595,088	1,649,058	—
Alpha Opportunities	1,808,854	1,047,491	(91,901)	2,764,444	140,577	3,258,203	(65,174)	37,541,153
Asia Pacific Total Return Bond	963,690	37,170	—	1,000,860	319,174	19,813	—	9,638,283
Blue Chip Growth	866,213	101,045	(222,372)	744,886	—	626,840	2,085,127	26,793,534
Capital Appreciation	1,405,298	231,923	(338,468)	1,298,753	25,953	1,281,130	1,039,389	23,793,158
Capital Appreciation Value	3,926,251	857,918	(103,348)	4,680,821	694,601	6,095,107	86,991	59,446,432
China Emerging Leaders	1,120,420	39,391	(272,777)	887,034	49,601	287,197	(390,938)	8,941,307
Core High Yield	—	782,822	—	782,822	—	—	—	8,673,670
Disciplined Value	492,748	131,179	(33,224)	590,703	79,660	432,212	20,192	11,441,909
Emerging Markets	5,889,564	238,867	(1,787,735)	4,340,696	842,521	—	181,748	49,223,495
Emerging Markets Debt	492,330	803,212	(62,038)	1,233,504	344,331	22,308	3,638	12,520,067
Equity-Income	961,818	407,045	(80,407)	1,288,456	455,737	130,318	24,710	27,637,389
Financial Industries	612,740	945,043	(85,004)	1,472,779	120,486	—	41,263	25,449,616
Floating Rate Income	4,809,405	1,325,068	(317,970)	5,816,503	2,280,209	127,742	(29,414)	54,442,469
Fundamental Global Franchise	879,918	228,194	(81,803)	1,026,309	113,370	525,898	30,557	13,649,914
Fundamental Large Cap Value	1,078,497	522,548	(139,168)	1,461,877	189,438	1,457,356	12,641	20,846,360
Fundamental Value	802,654	5,733	(808,387)	—	119,761	—	9,041,025	—
Global Absolute Return Strategies	1,191,746	18,684	—	1,210,430	205,898	—	—	13,762,592
Global Bond	609,449	201,779	(90,952)	720,276	—	—	3,879	9,089,879
Global Equity	931,648	396,730	(56,342)	1,272,036	81,873	51,728	17,887	14,882,816
Global Income	1,642,755	520,641	(248,143)	1,915,253	1,030,606	125,078	(124,050)	19,573,888
Global Real Estate	909,764	190,564	(205,616)	894,712	334,391	—	138,104	8,401,350
Global Shareholder Yield	1,744,819	327,059	(223,415)	1,848,463	643,291	710,209	261,746	22,791,544
Global Short Duration Credit	—	1,364,374	(13,634)	1,350,740	196,646	—	(569)	13,615,463
Health Sciences	859,473	175,837	—	1,035,310	—	2,966,376	—	20,985,740
High Yield	2,017,171	439,694	(1,363,892)	1,092,973	1,311,705	—	663,222	10,426,966
International Core	302,158	41,487	(79,189)	264,456	340,979	—	241,222	9,393,488
International Growth	—	496,534	—	496,534	35,480	49,200	—	7,045,818
Opportunities
International Growth Stock	646,714	86,205	(164,720)	568,199	140,985	—	227,991	8,096,836
International Small Cap	924,758	133,483	(71,361)	986,880	258,628	—	24,661	19,204,690
International Small Company	1,725,299	221,737	(163,568)	1,783,468	230,069	—	82,595	19,261,455
International Value	1,079,122	410,147	(412,944)	1,076,325	378,852	—	270,313	19,449,186
International Value Equity	545,118	109,187	(116,258)	538,047	78,520	216,194	40,180	5,159,872
Mid Cap Stock	1,028,576	352,698	(162,707)	1,218,567	349	2,866,125	7,836	27,649,295
Mid Value	951,630	327,637	(60,103)	1,219,164	102,273	612,849	24,277	22,188,790
Mutual Shares	470,877	46,549	(517,426)	—	111,128	459,598	2,019,906	—
Natural Resources	1,361,540	148,055	(306,909)	1,202,686	145,058	—	(118,715)	22,586,442
Real Estate Equity	620,896	109,279	(84,392)	645,783	104,615	—	26,955	7,445,873
Real Return Bond	664,055	238,593	(124,947)	777,701	204,765	—	(129,424)	9,192,424
Redwood	931,309	230,141	(31,631)	1,129,819	—	211,644	(3,515)	13,060,704
Science & Technology	2,389,547	417,307	(382,306)	2,424,548	28,282	629,316	308,010	35,252,926
Short Duration Credit	1,996,003	1,007,990	(105,735)	2,898,258	834,400	270,131	(27,666)	29,707,144
Opportunities
Small Cap Growth	312,415	234,748	(58,440)	488,723	—	341,188	13,624	5,405,272
Small Cap Value	—	177,246	—	177,246	—	—	—	3,431,481
Small Company Growth	161,691	84,696	(19,865)	226,522	—	147,016	15,340	4,793,197
Small Company Value	192,228	73,196	(109,889)	155,535	14,596	41,941	407,119	5,798,345
Spectrum Income	1,744,830	446,712	(339,086)	1,852,456	653,537	506,092	(9,358)	20,840,128
Strategic Equity Allocation	31,998,812	2,959,798	(1,569,183)	33,389,427	6,309,890	6,477,811	1,381,110	466,116,401
Strategic Growth	1,342,558	215,571	(113,721)	1,444,408	75,212	699,718	188,976	23,861,619
Strategic Income Opportunities	2,702,785	621,689	(222,629)	3,101,845	1,448,803	350,107	(64,139)	34,027,241
Total Return	1,857,871	468,295	(400,430)	1,925,736	541,881	380,954	(207,895)	26,883,274
U.S. Equity	1,806,451	414,875	(217,940)	2,003,386	464,524	2,482,235	491,303	27,666,756
U.S. High Yield Bond	1,491,866	379,893	(1,034,744)	837,015	1,254,701	378,846	(39,695)	10,529,648
Value	598,779	150,490	(54,814)	694,455	36,077	427,433	17,767	8,965,408
Value Equity	—	830,027	—	830,027	—	—	—	8,374,971
					$24,476,821	$39,183,771	$19,680,969	$1,482,442,199

82	Retirement Living Portfolios | Annual report

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2020
Absolute Return Currency	2,301,293	647,032	(187,906)	2,760,419	—	$1,655,427	($80,492)	$27,769,813
Active Bond	4,311,070	818,688	(682,303)	4,447,455	$1,765,290	234,108	(131,416)	46,520,377
All Cap Value	553,945	99,224	(653,169)	—	41,900	1,155,739	1,241,389	—
Alpha Opportunities	820,552	317,253	(152,530)	985,275	65,985	1,529,362	(29,075)	13,380,034
Asia Pacific Total Return Bond	1,246,506	48,078	—	1,294,584	412,843	25,628	—	12,466,845
Blue Chip Growth	600,895	71,835	(190,721)	482,009	—	426,451	2,377,222	17,337,870
Capital Appreciation	973,398	163,330	(293,904)	842,824	17,586	868,120	1,339,396	15,440,542
Capital Appreciation Value	3,368,588	669,847	(149,503)	3,888,932	590,636	5,182,813	189,152	49,389,431
China Emerging Leaders	792,742	27,871	(193,453)	627,160	35,095	203,204	(282,400)	6,321,771
Core High Yield	—	957,084	—	957,084	—	—	—	10,604,487
Disciplined Value	354,159	56,116	(31,213)	379,062	56,964	309,067	27,721	7,342,434
Emerging Markets	4,303,330	139,651	(1,586,169)	2,856,812	555,089	—	428,295	32,396,252
Emerging Markets Debt	539,519	704,269	(11,677)	1,232,111	356,307	23,612	(42)	12,505,927
Equity-Income	701,325	180,581	(55,035)	826,871	331,117	94,683	19,261	17,736,384
Financial Industries	491,762	703,179	(78,094)	1,116,847	87,235	—	36,791	19,299,110
Floating Rate Income	6,176,996	1,268,028	(310,602)	7,134,422	2,855,480	160,314	(36,492)	66,778,193
Fundamental Global Franchise	743,248	196,213	(99,071)	840,390	94,717	439,370	42,311	11,177,193
Fundamental Large Cap Value	766,820	273,199	(101,885)	938,134	133,923	1,030,279	19,029	13,377,792
Fundamental Value	351,106	2,474	(353,580)	—	51,685	—	4,350,350	—
Global Absolute Return Strategies	1,196,882	18,765	—	1,215,647	206,785	—	—	13,821,906
Global Bond	977,627	248,155	(122,169)	1,103,613	—	—	7,126	13,927,600
Global Equity	844,019	273,570	(46,487)	1,071,102	70,847	44,762	18,011	12,531,890
Global Income	1,838,379	476,304	(202,479)	2,112,204	1,141,737	139,126	(100,331)	21,586,724
Global Real Estate	925,611	143,659	(122,905)	946,365	330,456	—	50,625	8,886,363
Global Shareholder Yield	1,508,165	265,668	(230,368)	1,543,465	546,453	610,645	277,102	19,030,928
Global Short Duration Credit	—	1,617,435	(18,718)	1,598,717	216,277	—	(240)	16,115,068
Health Sciences	742,428	151,891	(102,467)	791,852	—	2,562,409	216,522	16,050,845
High Yield	2,398,330	381,528	(1,578,410)	1,201,448	1,525,968	—	979,091	11,461,818
International Core	231,429	31,208	(72,718)	189,919	261,163	—	275,463	6,745,916
International Growth	—	374,679	—	374,679	24,365	33,786	—	5,316,688
Opportunities
International Growth Stock	506,418	52,667	(149,006)	410,079	108,312	—	242,247	5,843,620
International Small Cap	675,069	63,988	(59,156)	679,901	187,993	—	39,973	13,230,878
International Small Company	1,261,753	131,249	(165,225)	1,227,777	168,255	—	102,398	13,259,993
International Value	829,337	353,848	(431,191)	751,994	284,334	—	417,772	13,588,531
International Value Equity	418,761	65,051	(79,498)	404,314	59,353	163,419	38,051	3,877,367
Mid Cap Stock	683,375	230,204	(131,620)	781,959	224	1,839,209	45,292	17,742,650
Mid Value	759,356	188,953	(77,205)	871,104	70,008	419,508	37,393	15,854,094
Mutual Shares	336,580	29,947	(366,527)	—	78,719	325,563	1,451,497	—
Natural Resources	1,011,098	98,697	(109,845)	999,950	121,799	—	(60,418)	18,779,066
Real Estate Equity	557,576	74,771	(89,009)	543,338	90,650	—	48,707	6,264,692
Real Return Bond	1,046,494	227,208	(296,934)	976,768	272,247	—	(82,523)	11,545,399
Redwood	793,409	159,064	(17,620)	934,853	—	176,954	(1,545)	10,806,898
Science & Technology	1,893,568	227,945	(335,589)	1,785,924	21,475	477,842	431,534	25,967,329
Short Duration Credit	2,792,222	1,286,756	(96,696)	3,982,282	1,145,105	370,120	(24,466)	40,818,394
Opportunities
Small Cap Growth	452,469	152,842	(268,219)	337,092	—	489,423	466,708	3,728,237
Small Cap Value	—	162,378	—	162,378	—	—	—	3,143,633
Small Company Growth	—	145,920	—	145,920	—	—	—	3,087,668
Small Company Value	142,008	49,571	(78,631)	112,948	10,635	30,560	489,894	4,210,715
Spectrum Income	2,505,931	497,555	(478,868)	2,524,618	914,212	712,341	7,885	28,401,953
Strategic Equity Allocation	23,809,567	1,913,946	(1,868,935)	23,854,578	4,645,612	4,769,242	2,101,483	333,009,910
Strategic Growth	916,431	135,772	(117,621)	934,582	50,918	473,708	176,287	15,439,288
Strategic Income Opportunities	3,784,456	698,674	(266,334)	4,216,796	1,988,290	483,175	(56,556)	46,258,255
Total Return	3,167,960	651,902	(500,292)	3,319,570	918,263	639,279	(285,138)	46,341,197
U.S. Equity	1,563,644	353,295	(224,816)	1,692,123	400,385	2,139,503	460,965	23,368,215
U.S. High Yield Bond	1,773,765	340,626	(1,194,385)	920,006	1,459,259	440,311	40,341	11,573,676
Value	356,425	101,132	(54,712)	402,845	22,083	261,643	24,590	5,200,734
Value Equity	—	533,134	(63)	533,071	—	—	1	5,378,687
					$24,794,034	$30,940,705	$17,346,741	$1,252,041,280

Annual report | Retirement Living Portfolios	83

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2015
Absolute Return Currency	1,468,425	291,780	(219,376)	1,540,829	—	$1,014,995	($46,027)	$15,500,737
Active Bond	4,003,849	654,326	(720,116)	3,938,059	$1,616,557	220,483	(34,798)	41,192,098
All Cap Value	310,949	55,698	(366,647)	—	23,520	648,757	610,323	—
Alpha Opportunities	268,655	132,700	(51,609)	349,746	18,062	418,624	28,318	4,749,551
Asia Pacific Total Return Bond	861,942	33,245	—	895,187	285,475	17,722	—	8,620,655
Blue Chip Growth	316,413	48,043	(168,949)	195,507	—	216,903	1,502,639	7,032,386
Capital Appreciation	516,430	84,229	(259,447)	341,212	9,006	444,567	1,118,411	6,251,010
Capital Appreciation Value	2,161,988	371,542	(302,999)	2,230,531	389,094	3,414,290	177,278	28,327,743
China Emerging Leaders	360,451	12,672	(87,614)	285,509	15,957	92,394	(127,130)	2,877,933
Core High Yield		591,405	—	591,405	—	—	—	6,552,773
Disciplined Value	196,542	22,224	(67,293)	151,473	30,374	164,801	187,126	2,934,024
Emerging Markets	1,966,994	67,589	(712,764)	1,321,819	254,681	—	556,501	14,989,423
Emerging Markets Debt	393,559	477,234	(37,690)	833,103	249,105	17,102	(2,726)	8,455,998
Equity-Income	391,419	110,211	(171,243)	330,387	205,756	58,836	377,328	7,086,807
Financial Industries		363,155	(7,394)	355,761	—	—	188	6,147,543
Floating Rate Income	4,864,696	515,151	(369,182)	5,010,665	2,107,476	121,759	(43,149)	46,899,825
Fundamental Global Franchise	452,622	72,776	(100,963)	424,435	55,268	256,375	109,727	5,644,990
Fundamental Large Cap Value	352,114	239,728	(216,994)	374,848	73,752	567,378	104,452	5,345,339
Fundamental Value	113,237	814	(114,051)	—	16,993	—	1,468,397	—
Global Absolute Return Strategies	837,015	13,122	—	850,137	144,611	—	—	9,666,062
Global Bond	892,107	98,515	(101,099)	889,523	—	—	18,406	11,225,782
Global Equity	444,055	34,163	(76,249)	401,969	36,244	22,899	51,247	4,703,038
Global Income	1,314,114	190,409	(181,851)	1,322,672	760,417	95,372	(65,783)	13,517,713
Global Real Estate	514,976	70,628	(119,522)	466,082	179,673	—	115,957	4,376,513
Global Shareholder Yield	1,003,944	145,556	(235,102)	914,398	358,228	414,022	290,767	11,274,526
Global Short Duration Credit	—	1,009,940	(16,163)	993,777	126,753	—	14	10,017,271
Health Sciences	335,010	58,346	(140,521)	252,835	—	984,304	861,629	5,124,968
High Yield	1,742,884	177,120	(1,086,923)	833,081	1,064,405	—	862,707	7,947,596
International Core	122,198	15,690	(57,575)	80,313	137,898	—	320,062	2,852,729
International Growth	—	173,645	(14,699)	158,946	11,148	15,458	2,052	2,255,443
Opportunities
International Growth Stock	260,350	20,487	(106,483)	174,354	55,233	—	243,635	2,484,548
International Small Cap	348,104	26,453	(72,495)	302,062	96,940	—	126,662	5,878,126
International Small Company	657,390	64,044	(183,384)	538,050	87,663	—	246,958	5,810,940
International Value	438,259	138,859	(262,417)	314,701	145,269	—	573,057	5,686,645
International Value Equity	213,476	23,992	(67,716)	169,752	29,680	81,718	49,017	1,627,923
Mid Cap Stock	320,968	95,594	(86,819)	329,743	102	837,697	42,021	7,481,862
Mid Value	326,012	121,150	(81,698)	365,464	31,375	188,007	34,040	6,651,440
Mutual Shares	190,975	16,179	(207,154)	—	42,529	175,889	772,156	—
Natural Resources	527,026	59,523	(86,081)	500,468	63,883	—	(5,646)	9,398,788
Real Estate Equity	330,601	43,043	(82,290)	291,354	52,680	—	124,902	3,359,313
Real Return Bond	789,267	110,319	(262,217)	637,369	193,578	—	(44,057)	7,533,696
Redwood	490,481	31,212	(42,613)	479,080	—	104,275	14,465	5,538,163
Science & Technology	—	581,479	(16,172)	565,307	—	—	215	8,219,567
Short Duration Credit	2,276,744	511,978	(265,932)	2,522,790	865,024	291,412	(40,061)	25,858,597
Opportunities
Small Cap Growth	206,852	189,500	(116,915)	279,437	—	214,741	88,858	3,090,568
Small Cap Value	—	84,220	—	84,220	—	—	—	1,630,491
Small Company Value	63,755	22,141	(41,778)	44,118	4,742	13,626	406,208	1,644,720
Spectrum Income	2,098,230	279,358	(778,848)	1,598,740	720,761	564,429	256,456	17,985,825
Strategic Equity Allocation	12,060,722	1,094,741	(2,460,527)	10,694,936	2,271,369	2,331,815	4,832,088	149,301,307
Strategic Growth	405,472	79,375	(105,684)	379,163	21,330	198,438	212,497	6,263,775
Strategic Income Opportunities	2,448,691	477,207	(315,181)	2,610,717	1,219,958	300,511	(22,645)	28,639,570
Total Return	2,953,500	486,249	(500,391)	2,939,358	836,673	602,075	(129,811)	41,033,441
U.S. Equity	1,105,931	213,191	(239,763)	1,079,359	293,613	1,568,952	294,361	14,905,944
U.S. High Yield Bond	1,297,185	154,880	(814,543)	637,522	1,017,543	312,345	127,165	8,020,026
Value	182,253	46,509	(42,868)	185,894	10,825	128,251	17,310	2,399,893
Value Equity		213,787	(642)	213,145	—	—	58	2,150,632
					$16,231,223	$17,121,222	$16,663,825	$674,166,276

84	Retirement Living Portfolios | Annual report

				Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Portfolio	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through 2010
Absolute Return Currency	911,894	216,560	(195,524)	932,930	—	$620,343	($6,610)	$9,385,271
Active Bond	3,554,796	496,815	(782,232)	3,269,379	$1,358,556	182,231	17,217	34,197,708
All Cap Value	158,832	28,450	(187,282)	—	12,014	331,383	297,728	—
Alpha Opportunities	115,760	78,465	(38,344)	155,881	7,347	170,290	7,019	2,116,870
Asia Pacific Total Return Bond	604,555	23,317	—	627,872	200,228	12,430	—	6,046,411
Blue Chip Growth	144,761	29,452	(71,777)	102,436	—	96,061	360,921	3,684,609
Capital Appreciation	233,942	55,451	(110,288)	179,105	3,952	195,084	198,342	3,281,196
Capital Appreciation Value	1,146,913	287,903	(293,499)	1,141,317	205,645	1,804,525	141,708	14,494,723
China Emerging Leaders	144,005	5,064	(35,304)	113,765	6,375	36,913	(48,933)	1,146,749
Core High Yield	—	376,513	—	376,513	—	—	—	4,171,765
Disciplined Value	101,758	18,842	(31,974)	88,626	15,352	83,297	23,417	1,716,684
Emerging Markets	848,354	19,870	(348,914)	519,310	100,037	—	278,370	5,888,976
Emerging Markets Debt	224,617	423,783	(35,551)	612,849	175,078	12,167	(3,565)	6,220,420
Equity-Income	197,276	40,333	(46,167)	191,442	88,465	25,297	15,920	4,106,433
Financial Industries	—	52,216	(846)	51,370	—	—	(107)	887,667
Floating Rate Income	3,529,483	430,343	(339,075)	3,620,751	1,502,637	87,075	(21,718)	33,890,234
Fundamental Global Franchise	242,666	70,801	(84,250)	229,217	28,719	133,219	70,739	3,048,580
Fundamental Large Cap Value	172,563	148,231	(101,506)	219,288	41,093	316,129	326	3,127,043
Fundamental Value	42,653	306	(42,959)	—	6,401	—	534,877	—
Global Absolute Return Strategies	585,574	9,181	—	594,755	101,170	—	—	6,762,363
Global Bond	714,650	152,022	(177,712)	688,960	—	—	35,971	8,694,676
Global Equity	275,471	44,270	(82,651)	237,090	21,432	13,541	40,662	2,773,958
Global Income	839,153	205,330	(188,085)	856,398	489,984	62,088	(5,743)	8,752,390
Global Real Estate	266,969	53,432	(93,226)	227,175	88,508	—	137,827	2,133,174
Global Shareholder Yield	544,448	123,626	(169,398)	498,676	187,506	220,473	189,562	6,148,676
Global Short Duration Credit	—	675,092	(19,507)	655,585	87,273	—	(259)	6,608,302
Health Sciences	79,378	11,701	(53,680)	37,399	—	197,410	405,503	758,083
High Yield	1,195,867	152,643	(834,232)	514,278	707,706	—	767,819	4,906,209
International Core	63,536	12,715	(41,052)	35,199	71,699	—	225,687	1,250,263
International Growth	—	74,589	(5,470)	69,119	4,914	6,814	534	980,792
Opportunities
International Growth Stock	137,602	21,211	(82,978)	75,835	29,192	—	184,021	1,080,655
International Small Cap	172,184	26,773	(53,783)	145,174	47,950	—	69,169	2,825,078
International Small Company	319,831	55,209	(111,624)	263,416	42,649	—	108,380	2,844,892
International Value	231,984	72,742	(169,244)	135,482	74,932	—	470,022	2,448,165
International Value Equity	122,048	25,791	(73,500)	74,339	16,968	46,720	71,921	712,907
Mid Cap Stock	157,428	54,125	(57,442)	154,111	48	394,951	22,641	3,496,772
Mid Value	218,595	78,658	(64,275)	232,978	20,957	125,580	21,101	4,240,193
Mutual Shares	96,591	7,984	(104,575)	—	20,989	86,804	377,640	—
Natural Resources	273,882	47,600	(73,784)	247,698	32,199	—	1,505	4,651,772
Real Estate Equity	205,052	44,294	(77,430)	171,916	31,220	—	134,635	1,982,191
Real Return Bond	487,023	115,807	(172,483)	430,347	123,341	—	(97,601)	5,086,704
Redwood	300,372	31,217	(38,166)	293,423	—	62,631	8,740	3,391,965
Science & Technology	—	80,860	—	80,860	—	—	—	1,175,711
Short Duration Credit	1,539,664	296,228	(198,668)	1,637,224	562,016	191,213	6,235	16,781,544
Opportunities
Small Cap Growth	82,094	71,635	(34,600)	119,129	—	82,814	28,688	1,317,566
Small Cap Value	—	35,848	(27)	35,821	—	—	(2)	693,490
Small Company Value	25,303	12,669	(18,941)	19,031	1,915	5,503	105,431	709,468
Spectrum Income	1,415,712	226,075	(602,283)	1,039,504	463,134	365,220	333,673	11,694,414
Strategic Equity Allocation	6,080,526	1,003,734	(1,872,699)	5,211,561	1,109,642	1,139,172	2,846,394	72,753,391
Strategic Growth	174,379	78,088	(62,256)	190,211	9,026	83,967	149,775	3,142,291
Strategic Income Opportunities	1,662,476	350,038	(302,506)	1,710,008	800,260	198,053	60,480	18,758,792
Total Return	2,616,725	385,187	(568,667)	2,433,245	709,555	497,619	(17,047)	33,968,100
U.S. Equity	606,742	183,892	(201,006)	589,628	154,852	827,469	219,042	8,142,756
U.S. High Yield Bond	890,837	136,627	(634,817)	392,647	681,524	211,094	157,972	4,939,505
Value Equity	—	123,046	—	123,046	—	—	—	1,241,533
					$10,444,460	$8,925,580	$8,926,029	$395,260,080

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Auditor’s Letter

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Living through 2010 Portfolio, John Hancock Retirement Living through 2015 Portfolio, John Hancock Retirement Living through 2020 Portfolio, John Hancock Retirement Living through 2025 Portfolio, John Hancock Retirement Living through 2030 Portfolio, John Hancock Retirement Living through 2035 Portfolio, John Hancock Retirement Living through 2040 Portfolio, John Hancock Retirement Living through 2045 Portfolio, John Hancock Retirement Living through 2050 Portfolio, and John Hancock Retirement Living through 2055 Portfolio, which are each a part of John Hancock Funds II (the “Trust”) at August 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2014.

The portfolios report the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The portfolios report the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

	Foreign Sourced	Foreign Tax
Portfolio	Income	Credit

Retirement Living through 2045	$1,770,376	$232,161
Retirement Living through 2040	1,825,088	238,839
Retirement Living through 2035	2,314,830	301,452
Retirement Living through 2030	2,675,547	334,616
Retirement Living through 2025	2,698,885	323,198
Retirement Living through 2020	2,153,469	236,740
Retirement Living through 2015	1,190,375	122,610

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain

Retirement Living through 2050	2,052,305
Retirement Living through 2045	12,823,244
Retirement Living through 2040	12,466,057
Retirement Living through 2035	16,094,077
Retirement Living through 2030	18,400,837
Retirement Living through 2025	18,419,890
Retirement Living through 2020	18,693,432
Retirement Living through 2015	12,776,568
Retirement Living through 2010	10,818,103

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolio.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

At in-person meetings held on March 11-13, 2014, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved Retirement Living through 2055 Portfolio (2055 Portfolio), a new series of the Trust.

This section describes the evaluation by the Board of:

(a) an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the 2055 Portfolio (the Advisory Agreement);

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) to add the 2055 Portfolio (the JHAM US Subadvisory Agreement);

(c) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM NA) to add the 2055 Portfolio (the JHAM NA Subadvisory Agreement); and

(d) an amendment to the sub-subadvisory agreement between JHAM US, JHAM NA and QS Investors, LLC (QS and, together with JHAM US and JHAM NA, the Subadvisors) to add the 2055 Portfolio (QS Subadvisory Agreement and, together with the JHAM US Subadvisory Agreement and the JHAM NA Subadvisory Agreement, the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the 2055 Portfolio, the Board received in advance of the meeting a variety of materials relating to the 2055 Portfolio, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar mutual funds; and including with respect to the Subadvisors, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the 2055 Portfolio and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the other funds that they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the 2055 Portfolio by the Advisor’s affiliates, including distribution services. The Board also took into account information with respect to the 2055 Portfolio presented at their December 2013 meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the 2055 Portfolio, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, Extent, and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the 2055 Portfolio, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the 2055 Portfolio, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the 2055 Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the 2055 Portfolio.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and Expenses. The Board reviewed comparative fee and expense information with respect to similarly situated investment companies deemed to be comparable to the 2055 Portfolio. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the 2055 Portfolio and the services they provide to other such comparable clients or funds.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the 2055 Portfolio, would be responsible for paying the subadvisory fees. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the 2055 Portfolio. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the 2055 Portfolio’s anticipated expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the 2055 Portfolio, which is a fund of funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

The Board concluded that the advisory fees to be paid by the Trust with respect to the 2055 Portfolio are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including certain of the Subadvisors) from the Advisor’s relationship with the 2055 Portfolio, the Board:

(a) considered the financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the 2055 Portfolio;

(c) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(d) considered that the Advisor will also provide administrative services to the 2055 Portfolio on a cost basis pursuant to an administrative services agreement;

(e) noted that JHAM US and JHAM NA are affiliates of the Advisor;

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(f) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the 2055 Portfolio, and that the Trust’s distributor will receive Rule 12b-1 payments to support distribution of the 2055 Portfolio;

(g) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the 2055 Portfolio;

(h) noted that the subadvisory fees for the 2055 Portfolio will be paid by Advisor and were negotiated at arms’ length with respect to QS;

(i) with respect to the 2055 Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the 2055 Portfolio may invest; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the 2055 Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including certain of the Subadvisors) from their relationship with the 2055 Portfolio is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the 2055 Portfolio grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the 2055 Portfolio invests the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portfolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.0 15% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The 2055 Portfolio also benefits from such overall management fee waiver through its investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.);

(b) considered that the Advisor has agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the 2055 Portfolio to reduce operating expenses;

(c) reviewed the Trust’s and the 2055 Portfolio’s advisory fee structure and concluded that: (i) the 2055 Portfolio’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the 2055 Portfolio to benefit from economies of scale if the 2055 Portfolio grows; and

(d) the Board also considered the potential effect of the 2055 Portfolio’s future growth in size on its performance and fees. The Board also noted that if the 2055 Portfolio’s assets increase over time, the 2055 Portfolio may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(b) the comparative performance of the 2055 Portfolio’s benchmarks and comparable funds managed by the 2055 Portfolio’s portfolio managers;

(c) the proposed subadvisory fee for the 2055 Portfolio; and

(d) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and QS.

Nature, Extent, and Quality of Services. With respect to the services to be provided by each of the Subadvisors, the Board received information provided to the Board by each of the Subadvisors, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and their overall resources, as well received information relating to a Subadvisor’s compensation programs. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who will provide services to the 2055 Portfolio. The Board also considered, among other things, each Subadvisor’s compliance programs and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring processes. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of each Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board

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also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered the Subadvisors’ investment processes and philosophies. The Board took into account that each Subadvisor’s responsibilities will include the development and maintenance of an investment program for the 2055 Portfolio that is consistent with the 2055 Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship to the 2055 Portfolio, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the 2055 Portfolio. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with QS at arms’ length. As a result, the costs of the services to be provided and the profits to be realized by QS from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships, if any, with respect to QS, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the 2055 Portfolio, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the 2055 Portfolio will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board considered the 2055 Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the 2055 Portfolio, as applicable. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with each Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the 2055 Portfolio;

(2) The proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided. and

(3) The subadvisory fees are paid by the Advisor and not the 2055 Portfolio and the advisory fee for the 2055 Portfolio contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the 2055 Portfolio and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the 2055 Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and the Sub-subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

The advisory agreement and subadvisory agreement for John Hancock Retirement Living through 2055 was not considered at this time because that fund recently commenced operations.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors and sub-subadvisor (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. The Board also concluded that each Fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Annual report | Retirement Living Portfolios	93

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

94	Retirement Living Portfolios | Annual report

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with the Subadvisor that is not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships, if any, with respect to the unaffiliated Subadvisor, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance.

The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

Annual report | Retirement Living Portfolios	95

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed, where appropriate);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) The subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios. Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

96	Retirement Living Portfolios | Annual report

Appendix A

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2010	Fund underperformed for	data not provided due to	management’s discussion
	the one- and three-year peri-	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	ods and outperformed for	group for this purpose.	including the favorable
Management a division of	the five-year period.		performance relative to its
Manulife Asset Management		Net management fees for	benchmark index for the five-
(North America) Limited)	Lipper Category — The	this Fund are higher than the	year period and to the peer
	Fund outperformed the	peer group median.	group for the one-, three- and
(John Hancock Asset	average for the one-,		five-year periods.
Management a division of	three- and five-year periods.	Total expenses for this
Manulife Asset Management		Fund are equal to the peer	The Board took into account
(US) LLC)		group median.	management’s discussion of
the Fund’s expenses, includ-
(QS Investors, LLC)			ing fee and expense waivers
applicable to the Fund and
certain of its classes.

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2015	Fund underperformed for	data not provided due to	management’s discussion
	the one- and three-year peri-	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	ods and outperformed for	group for this purpose.	including the favorable
Management a division of	the five-year period.		performance relative to its
Manulife Asset Management		Net management fees for this	benchmark index for the five-
(North America) Limited)	Lipper Category — The	Fund are equal to the peer	year period and to the peer
	Fund outperformed the	group median.	group for the one-, three- and
(John Hancock Asset	average for the one-,		five-year periods.
Management a division of	three- and five-year periods.	Total expenses for this Fund
Manulife Asset Management		are lower than the peer	The Board noted fee and
(US) LLC)		group median.	expense waivers applicable
to the Fund and certain of
(QS Investors, LLC)			its classes.

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2020	Fund underperformed for	data not provided due to	management’s discussion
	the one- and three-year peri-	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	ods and outperformed for	group for this purpose.	including the favorable
Management a division of	the five-year period.		performance relative to its
Manulife Asset Management		Net management fees for this	benchmark for the five-year
(North America) Limited)	Lipper Category — The	Fund are lower than the peer	period and to the peer group
	Fund outperformed the	group median.	for the one-, three- and
(John Hancock Asset	average for the one-,		five-year periods.
Management a division of	three- and five-year periods.	Total expenses for this Fund
Manulife Asset Management		are lower than the peer	The Board noted fee and
(US) LLC)		group median.	expense waivers applicable
to the Fund and certain of
(QS Investors, LLC)			its classes.

Annual report | Retirement Living Portfolios	97

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2025	Fund underperformed for	data not provided due to	management’s discussion
	the one- and three-year peri-	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	ods and outperformed for	group for this purpose.	including the favorable
Management a division of	the five-year period.		performance relative to its
Manulife Asset Management		Net management fees for this	benchmark for the five-year
(North America) Limited)	Lipper Category — The	Fund are lower than the peer	period and to the peer group
	Fund outperformed the	group median.	for the one-, three- and
(John Hancock Asset	average for the one-,		five-year periods.
Management a division of	three- and five-year periods.	Total expenses for this Fund
Manulife Asset Management		are lower than the peer	The Board noted fee and
(US) LLC)		group median.	expense waivers applicable
to the Fund and certain of
(QS Investors, LLC)			its classes.

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2030	Fund underperformed	data not provided due to	management’s discussion
	for the one-, three- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	five-year periods.	group for this purpose.	including the favorable per-
Management a division of			formance relative to its peer
Manulife Asset Management	Lipper Category — The	Net management fees for this	group for the one-, three- and
(North America) Limited)	Fund outperformed the	Fund are equal to the peer	five-year periods.
	average for the one-,	group median.
(John Hancock Asset	three- and five-year periods.		The Board noted fee and
Management a division of		Total expenses for this Fund	expense waivers applicable
Manulife Asset Management		are lower than the peer	to the Fund and certain of
(US) LLC)		group median.	its classes.

(QS Investors, LLC)

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2035	Fund underperformed	data not provided due to	management’s discussion
	for the one-, three- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	five-year periods.	group for this purpose.	including the favorable per-
Management a division of			formance relative to its peer
Manulife Asset Management	Lipper Category — The	Net management fees for this	group for the one-, three- and
(North America) Limited)	Fund outperformed the	Fund are lower than the peer	five-year periods.
	average for the one-,	group median.
(John Hancock Asset	three- and five-year periods.		The Board noted fee and
Management a division of		Total expenses for this Fund	expense waivers applicable
Manulife Asset Management		are lower than the peer	to the Fund and certain of
(US) LLC)		group median.	its classes.

(QS Investors, LLC)

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2040	Fund underperformed	data not provided due to	management’s discussion
	for the one-, three- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	five-year periods.	group for this purpose.	including the favorable per-
Management a division of			formance relative to its peer
Manulife Asset Management	Lipper Category — The	Net management fees for this	group for the one-, three- and
(North America) Limited)	Fund outperformed the	Fund are lower than the peer	five-year periods.
	average for the one-,	group median.
(John Hancock Asset	three- and five-year periods.		The Board noted fee and
Management a division of		Total expenses for this Fund	expense waivers applicable
Manulife Asset Management		are lower than the peer	to the Fund and certain of
(US) LLC)		group median.	its classes.

(QS Investors, LLC)

98	Retirement Living Portfolios | Annual report

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
Through 2045	Fund underperformed	data not provided due to	management’s discussion
	for the one-, three- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	five-year periods.	group for this purpose.	including differences in the
Management a division of			Fund’s investment strate-
Manulife Asset Management	Lipper Category — The	Net management fees for this	gies from the Lipper peer
(North America) Limited)	Fund outperformed the	Fund are lower than the peer	group and the favorable
	average for the one- and	group median.	performance relative to its
(John Hancock Asset	five-year periods and under-		peer group for the one-and
Management a division of	performed the average for	Total expenses for this Fund	five-year periods.
Manulife Asset Management	the three-year period.	are lower than the peer
(US) LLC)		group median.	The Board noted fee and
expense waivers applicable
(QS Investors, LLC)			to the Fund and certain of
its classes.

JHF II Retirement Living	Benchmark Index — The	Subadvisor fee comparative	The Board noted the Fund’s
Through 2050	Fund underperformed for	data not provided due to	favorable performance rela-
	the one-year period.	limited size of Lipper peer	tive to its peer group for the
(John Hancock Asset		group for this purpose.	one-year period.
Management a division of	Lipper Category — The
Manulife Asset Management	Fund outperformed	Net management fees for this	The Board also took into
(North America) Limited)	the average for the	Fund are equal to the peer	account the relatively short
	one-year period.	group median.	performance history of
(John Hancock Asset			the Fund.
Management a division of		Total expenses for this Fund
Manulife Asset Management		are lower than the peer	The Board noted fee and
(US) LLC)		group median.	expense waivers applicable
to the Fund and certain of
(QS Investors, LLC)			its classes.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management,
Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen
(independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra
Financial Corporation (since 2010); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Director, LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln National
Corporation (insurance); Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former
Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock
Funds II (2005–2006 and since 2012).

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company
(1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm)
(2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

100	Retirement Living Portfolios | Annual report

Independent Trustees (continued)

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts
Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010);
Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC
(real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board,
John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH
Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The
Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG)
(2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York,
Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital
Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New
York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Non-Independent Trustees[4]
		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife
Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005–2012,
including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance
Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions);
Director (since 2006), and President and Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and
Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Annual report | Retirement Living Portfolios	101

Principal officers who are not Trustees

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC
(since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC
(since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President (effective
3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II
(since 2007, including prior positions).

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief
Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life
Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock
Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services,
LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions);
Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
2 Member of the Audit Committee.
3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.
4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

102	Retirement Living Portfolios | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham	John Hancock Asset Management a division of
Grace K. Fey	Manulife Asset Management (North America) Limited
Theron S. Hoffman*
Deborah C. Jackson	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Gregory A. Russo
Warren A. Thomson†	Custodian
State Street Bank and Trust Company
Officers
Andrew G. Arnott	Transfer agent
President	John Hancock Signature Services, Inc.

John J. Danello	Legal counsel
Senior Vice President, Secretary, and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Retirement Living Portfolios	103

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LCA 8/14
MF198778	10/14

John Hancock
Retirement Choices Portfolios

Annual report 8/31/14

John Hancock®
INVESTMENTS

John Hancock Retirement Choices at 2050 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11

Average annual total returns

1-year	18.00%	18.27%	18.59%	18.83%	18.77%	25.25%	5.66%	21.55%

Since inception	8.42%	7.28%	9.17%	8.79%	9.32%	14.75%	3.89%	12.85%

Cumulative returns

1-year	18.00%	18.27%	18.59%	18.83%	18.77%	25.25%	5.66%	21.55%

Since inception	31.01%	26.47%	34.06%	32.53%	34.71%	58.37%	13.61%	49.80%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.39	15.14	20.31	14.76	0.72
Net (%)	1.39	1.14	0.89	0.64	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

Annual report | Retirement Choices Portfolios	7

John Hancock Retirement Choices at 2045 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	18.05%	18.33%	18.54%	18.97%	18.83%	25.25%	5.66%	21.55%

Since inception	9.16%	7.75%	10.31%	8.42%	10.43%	14.82%	4.26%	13.02%

Cumulative returns

1-year	18.05%	18.33%	18.54%	18.97%	18.83%	25.25%	5.66%	21.55%

Since inception	46.26%	38.26%	53.11%	42.03%	53.83%	82.14%	19.85%	70.07%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.38	15.15	20.32	14.74	0.70
Net (%)	1.39	1.14	0.89	0.64	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

8	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2040 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	17.90%	18.17%	18.37%	18.72%	18.65%	25.25%	5.66%	21.31%

Since inception	9.11%	8.23%	10.28%	8.45%	10.40%	14.82%	4.26%	12.90%

Cumulative returns

1-year	17.90%	18.17%	18.37%	18.72%	18.65%	25.25%	5.66%	21.31%

Since inception	46.01%	40.96%	52.88%	42.21%	53.60%	82.14%	19.85%	69.33%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.40	15.15	20.14	13.75	0.69
Net (%)	1.39	1.14	0.89	0.64	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

Annual report | Retirement Choices Portfolios	9

John Hancock Retirement Choices at 2035 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	17.09%	17.36%	17.66%	18.00%	17.86%	25.25%	5.66%	20.40%

Since inception	8.90%	8.04%	9.98%	8.91%	10.08%	14.82%	4.26%	12.46%

Cumulative returns

1-year	17.09%	17.36%	17.66%	18.00%	17.86%	25.25%	5.66%	20.40%

Since inception	44.76%	39.88%	51.09%	44.85%	51.69%	82.14%	19.85%	66.45%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.42	15.18	20.37	13.80	0.68
Net (%)	1.38	1.13	0.88	0.63	0.68

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

10	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2030 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	15.65%	16.01%	16.23%	16.48%	16.51%	25.25%	5.66%	18.75%

Since inception	8.31%	7.76%	9.36%	8.45%	9.48%	14.82%	4.26%	11.63%

Cumulative returns

1-year	15.65%	16.01%	16.23%	16.48%	16.51%	25.25%	5.66%	18.75%

Since inception	41.38%	38.30%	47.44%	42.20%	48.13%	82.14%	19.85%	61.19%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.52	15.27	20.27	12.30	0.68
Net (%)	1.38	1.13	0.88	0.63	0.68

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannnual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

Annual report | Retirement Choices Portfolios	11

John Hancock Retirement Choices at 2025 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	13.13%	13.40%	13.63%	13.94%	13.89%	25.25%	5.66%	15.84%

Since inception	7.30%	6.74%	8.30%	7.66%	8.41%	14.82%	4.26%	10.14%

Cumulative returns

1-year	13.13%	13.40%	13.63%	13.94%	13.89%	25.25%	5.66%	15.84%

Since inception	35.78%	32.73%	41.36%	37.78%	41.98%	82.14%	19.85%	52.05%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.70	15.46	20.64	11.24	0.88
Net (%)	1.38	1.13	0.88	0.63	0.88

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

12	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2020 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	9.78%	10.13%	10.39%	10.59%	10.63%	25.25%	5.66%	12.10%

Since inception	5.75%	5.23%	6.77%	5.98%	6.87%	14.82%	4.26%	8.12%

Cumulative returns

1-year	9.78%	10.13%	10.39%	10.59%	10.63%	25.25%	5.66%	12.10%

Since inception	27.48%	24.75%	32.85%	28.65%	33.41%	82.14%	19.85%	40.31%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	15.96	15.71	20.89	12.32	0.69
Net (%)	1.39	1.14	0.89	0.64	0.69

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

Annual report | Retirement Choices Portfolios	13

John Hancock Retirement Choices at 2015 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	5.95%	6.22%	6.48%	6.84%	6.79%	25.25%	5.66%	8.05%

Since inception	3.90%	3.51%	4.94%	3.92%	5.08%	14.82%	4.26%	5.76%

Cumulative returns

1-year	5.95%	6.22%	6.48%	6.84%	6.79%	25.25%	5.66%	8.05%

Since inception	18.08%	16.14%	23.29%	18.18%	24.00%	82.14%	19.85%	27.52%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	16.30	16.06	21.45	12.36	0.71
Net (%)	1.42	1.17	0.92	0.67	0.72

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

14	Retirement Choices Portfolios | Annual report

John Hancock Retirement Choices at 2010 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for period ended 8-31-14

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10

Average annual total returns

1-year	4.35%	4.62%	4.88%	5.05%	5.00%	25.25%	5.66%	7.14%

Since inception	3.33%	2.54%	4.39%	3.11%	4.48%	14.82%	4.26%	5.15%

Cumulative returns

1-year	4.35%	4.62%	4.88%	5.05%	5.00%	25.25%	5.66%	7.14%

Since inception	15.27%	11.51%	20.48%	14.23%	20.96%	82.14%	19.85%	24.35%

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4*	Class R6	Class 1
Gross (%)	16.42	16.18	21.39	15.09	0.73
Net (%)	1.42	1.17	0.92	0.67	0.72

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

2 Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to these dates are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.

3 Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expense than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

Annual report | Retirement Choices Portfolios	15

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and each portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2014 through August 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

16	Retirement Choices Portfolios | Annual report

Shareholder expense example chart

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Choices at 2055 Portfolio [3]

Class R1	Actual	$1,000.00	$1,062.00	$4.37	0.98%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.99	0.98%

Class R2	Actual	1,000.00	1,064.00	3.26	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,065.00	2.15	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%

Class R6	Actual	1,000.00	1,066.00	1.03	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	1.17	0.23%

Class 1	Actual	1,000.00	1,065.00	1.25	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.43	0.28%

Retirement Choices at 2050 Portfolio

Class R1	Actual	$1,000.00	$1,056.00	$5.13	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Class R2	Actual	1,000.00	1,057.70	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,058.40	2.54	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class R6	Actual	1,000.00	1,059.50	1.25	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

Class 1	Actual	1,000.00	1,059.50	1.51	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Retirement Choices at 2045 Portfolio

Class R1	Actual	$1,000.00	$1,056.70	$5.13	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Class R2	Actual	1,000.00	1,057.50	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,058.90	2.54	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class R6	Actual	1,000.00	1,060.60	1.25	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

Class 1	Actual	1,000.00	1,059.80	1.51	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Retirement Choices at 2040 Portfolio

Class R1	Actual	$1,000.00	$1,056.10	$5.13	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Class R2	Actual	1,000.00	1,056.90	3.84	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,058.30	2.54	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.50	0.49%

Class R6	Actual	1,000.00	1,059.30	1.25	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

Class 1	Actual	1,000.00	1,059.20	1.51	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Annual report | Retirement Choices Portfolios	17

Shareholder expense example chart, continued

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Choices at 2035 Portfolio

Class R1	Actual	$1,000.00	$1,053.50	$5.12	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.04	0.99%

Class R2	Actual	1,000.00	1,055.10	3.83	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%

Class R4	Actual	1,000.00	1,056.50	2.54	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class R6	Actual	1,000.00	1,057.40	1.24	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

Class 1	Actual	1,000.00	1,057.50	1.50	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Retirement Choices at 2030 Portfolio

Class R1	Actual	$1,000.00	$1,049.20	$5.27	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Class R2	Actual	1,000.00	1,051.60	3.98	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,052.30	2.69	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,053.30	1.40	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%

Class 1	Actual	1,000.00	1,053.20	1.66	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Retirement Choices at 2025 Portfolio

Class R1	Actual	$1,000.00	$1,042.20	$5.56	1.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.50	1.08%

Class R2	Actual	1,000.00	1,043.00	4.27	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%

Class R4	Actual	1,000.00	1,044.60	2.99	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%

Class R6	Actual	1,000.00	1,045.50	1.70	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%

Class 1	Actual	1,000.00	1,045.50	1.96	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.94	0.38%

Retirement Choices at 2020 Portfolio

Class R1	Actual	$1,000.00	$1,031.70	$5.89	1.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.85	1.15%

Class R2	Actual	1,000.00	1,033.40	4.61	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

Class R4	Actual	1,000.00	1,034.30	3.33	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%

Class R6	Actual	1,000.00	1,035.20	2.05	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class 1	Actual	1,000.00	1,036.00	2.31	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.29	0.45%

18	Retirement Choices Portfolios | Annual report

Shareholder expense example chart, continued

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Choices at 2015 Portfolio

Class R1	Actual	$1,000.00	$1,018.60	$6.36	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	6.36	1.25%

Class R2	Actual	1,000.00	1,020.40	5.09	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Class R4	Actual	1,000.00	1,021.30	3.82	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%

Class R6	Actual	1,000.00	1,023.10	2.55	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

Class 1	Actual	1,000.00	1,023.10	2.80	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.80	0.55%

Retirement Choices at 2010 Portfolio

Class R1	Actual	$1,000.00	$1,013.50	$6.45	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.46	1.27%

Class R2	Actual	1,000.00	1,014.40	5.18	1.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%

Class R4	Actual	1,000.00	1,016.30	3.91	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.92	0.77%

Class R6	Actual	1,000.00	1,016.30	2.64	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class 1	Actual	1,000.00	1,016.30	2.90	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Period	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at	Choices at
ended	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-14	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%

3 The inception date for Retirement Choices at 2055 Portfolio is 3-26-14. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (158) and divided by 365 (to reflect the period).

Annual report | Retirement Choices Portfolios	19

Asset allocation*

Retirement Choices at 2055 Portfolio

Affiliated Investment Companies	73.4%

Equity	72.5%

Fixed Income	0.9%

Unaffiliated Investment Companies/
Exchange-Traded Funds	26.6%

Fixed Income	16.7%

Equity	9.9%

Retirement Choices at 2050 Portfolio

Affiliated Investment Companies	70.5%

Equity	69.6%

Fixed Income	0.9%

Unaffiliated Investment Companies/
Exchange-Traded Funds	29.5%

Fixed Income	17.1%

Equity	12.4%

Retirement Choices at 2045 Portfolio

Affiliated Investment Companies	70.2%

Equity	69.5%

Fixed Income	0.7%

Unaffiliated Investment Companies/
Exchange-Traded Funds	29.8%

Fixed Income	17.3%

Equity	12.5%

Retirement Choices at 2040 Portfolio

Affiliated Investment Companies	68.9%

Equity	68.3%

Fixed Income	0.6%

Unaffiliated Investment Companies/
Exchange-Traded Funds	31.1%

Fixed Income	18.4%

Equity	12.7%

Retirement Choices at 2035 Portfolio

Affiliated Investment Companies	65.3%

Equity	64.3%

Fixed Income	1.0%

Unaffiliated Investment Companies/
Exchange-Traded Funds	34.7%

Fixed Income	22.7%

Equity	12.0%

Retirement Choices at 2030 Portfolio

Affiliated Investment Companies	58.1%

Equity	57.1%

Fixed Income	1.0%

Unaffiliated Investment Companies/
Exchange-Traded Funds	41.9%

Fixed Income	31.0%

Equity	10.9%

Retirement Choices at 2025 Portfolio

Affiliated Investment Companies	45.2%

Equity	43.7%

Fixed Income	1.5%

Unaffiliated Investment Companies/
Exchange-Traded Funds	54.8%

Fixed Income	45.6%

Equity	9.2%

Retirement Choices at 2020 Portfolio

Affiliated Investment Companies	29.0%

Equity	27.5%

Fixed Income	1.5%

Unaffiliated Investment Companies/
Exchange-Traded Funds	71.0%

Fixed Income	64.8%

Equity	6.2%

Retirement Choices at 2015 Portfolio

Affiliated Investment Companies	12.7%

Equity	10.6%

Fixed Income	2.1%

Unaffiliated Investment Companies/
Exchange-Traded Funds	87.3%

Fixed Income	83.3%

Equity	4.0%

Retirement Choices at 2010 Portfolio

Affiliated Investment Companies	9.5%

Equity	7.5%

Fixed Income	2.0%

Unaffiliated Investment Companies/
Exchange-Traded Funds	90.5%

Fixed Income	86.0%

Equity	4.5%

*As a percentage of total investments on 8-31-14.

20	Retirement Choices Portfolios | Annual report

Portfolios’ investments

Retirement Choices at 2055 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 72.8%

EQUITY 71.9%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	418,823	$5,846,774

FIXED INCOME 0.9%
Short Term Government Income, Class NAV
(John Hancock1) (A)	7,269	71,159

UNAFFILIATED INVESTMENT COMPANIES — 26.3%

EXCHANGE-TRADED FUNDS 26.3%

Financial Select Sector SPDR Fund	2,514	58,727

iShares iBoxx Investment Grade
Corporate Bond ETF	325	39,189

PowerShares Senior Loan Portfolio	6,348	156,986

SPDR Barclays Capital High Yield Bond ETF	10,436	431,737

Vanguard Dividend Appreciation ETF	4,426	345,759

Vanguard Energy ETF	368	52,355

Vanguard FTSE Emerging Markets ETF	1,929	87,577

Vanguard Health Care ETF	595	69,740

Vanguard Information Technology ETF	1,139	115,529

Vanguard Intermediate-Term Corporate Bond ETF	1,938	168,897

Vanguard Materials ETF	154	17,477

Vanguard REIT ETF	666	51,402

Vanguard Total Bond Market ETF	6,630	547,505

Total investments
(Cost $7,900,725) 99.1%		$8,060,813

Other assets and liabilities, net 0.9%		73,332

TOTAL NET ASSETS 100.0%		$8,134,145

Percentages are based upon net assets.

Retirement Choices at 2050 Portfolio
As of 8-31-14
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 70.5%

EQUITY 69.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	18,950,537	$264,549,491

FIXED INCOME 0.9%
Short Term Government Income, Class NAV
(John Hancock1) (A)	339,738	3,326,035

UNAFFILIATED INVESTMENT COMPANIES — 29.5%

EXCHANGE-TRADED FUNDS 29.5%

Financial Select Sector SPDR Fund	118,254	2,762,413

iShares iBoxx Investment Grade
Corporate Bond ETF	15,791	1,904,079

PowerShares Senior Loan Portfolio	306,349	7,576,011

SPDR Barclays Capital High Yield Bond ETF	504,715	20,880,060

Retirement Choices at 2050 Portfolio
(continued)
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
Vanguard Dividend Appreciation ETF	207,133	$16,181,230

Vanguard Energy ETF	17,326	2,464,970

Vanguard FTSE Emerging Markets ETF	305,125	13,852,675

Vanguard Health Care ETF	27,995	3,281,294

Vanguard Information Technology Index ETF	53,256	5,401,756

Vanguard Intermediate-Term Corporate Bond ETF	93,873	8,181,032

Vanguard Materials ETF	7,182	815,085

Vanguard REIT ETF	31,204	2,408,325

Vanguard Total Bond Market ETF	321,161	26,521,475

Total investments
(Cost $323,446,154) 100.0%		$380,105,931

Other assets and liabilities, net 0.0%		21,619

TOTAL NET ASSETS 100.0%		$380,127,550

Percentages are based upon net assets.

Retirement Choices at 2045 Portfolio
As of 8-31-14
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 70.2%

EQUITY 69.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	25,500,873	$355,992,189

FIXED INCOME 0.7%
Short Term Government Income, Class NAV
(John Hancock1) (A)	343,278	3,360,690

UNAFFILIATED INVESTMENT COMPANIES — 29.8%

EXCHANGE-TRADED FUNDS 29.8%
Financial Select Sector SPDR Fund	158,291	3,697,677

iShares iBoxx Investment Grade
Corporate Bond ETF	31,931	3,850,240

PowerShares Senior Loan Portfolio	413,242	10,219,475

SPDR Barclays Capital High Yield Bond ETF	679,320	28,103,468

SPDR Barclays Capital Short Term
Corporate Bond ETF	83,138	2,558,988

Vanguard Dividend Appreciation ETF	278,622	21,765,951

Vanguard Energy ETF	23,184	3,298,388

Vanguard FTSE Emerging Markets ETF	423,700	19,235,980

Vanguard Health Care ETF	37,472	4,392,093

Vanguard Information Technology Index ETF	71,985	7,301,439

Vanguard Intermediate-Term Bond ETF	39,377	3,358,071

Vanguard Intermediate-Term Corporate Bond ETF	120,462	10,498,263

Vanguard Materials ETF	9,648	1,094,952

See notes to financial statements	Annual report | Retirement Choices Portfolios	21

Retirement Choices at 2045 Portfolio
(continued)
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
Vanguard REIT ETF	41,947	$3,237,469

Vanguard Total Bond Market ETF	364,728	30,119,238

Total investments
(Cost $425,473,544) 100.0%		$512,084,571

Other assets and liabilities, net 0.0%		108,495

TOTAL NET ASSETS 100.0%		$512,193,066

Percentages are based upon net assets.

Retirement Choices at 2040 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 68.9%

EQUITY 68.3%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	33,652,987	$469,795,697

FIXED INCOME 0.6%

Short Term Government Income, Class NAV
(John Hancock1) (A)	388,386	3,802,300

UNAFFILIATED INVESTMENT COMPANIES — 31.2%

EXCHANGE-TRADED FUNDS 31.2%

Financial Select Sector SPDR Fund	214,873	5,019,433

iShares iBoxx Investment Grade
Corporate Bond ETF	45,602	5,498,689

PowerShares Senior Loan Portfolio	554,341	13,708,853

SPDR Barclays Capital High Yield Bond ETF	849,288	35,135,045

SPDR Barclays Capital Short Term
Corporate Bond ETF	284,147	8,746,045

Vanguard Dividend Appreciation ETF	379,044	29,610,917

Vanguard Energy ETF	31,585	4,493,598

Vanguard FTSE Emerging Markets ETF	581,191	26,386,071

Vanguard Health Care ETF	51,050	5,983,571

Vanguard Information Technology Index ETF	97,013	9,840,029

Vanguard Intermediate-Term Bond ETF	148,282	12,645,489

Vanguard Intermediate-Term Corporate Bond ETF	152,528	13,292,815

Vanguard Materials ETF	13,137	1,490,918

Vanguard REIT ETF	57,099	4,406,901

Vanguard Total Bond Market ETF	458,699	37,879,363

Total investments
(Cost $571,423,174) 100.1%		$687,735,734

Other assets and liabilities, net (0.1%)		(348,597)

TOTAL NET ASSETS 100.0%		$687,387,137

Percentages are based upon net assets.

Retirement Choices at 2035 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 65.3%

EQUITY 64.3%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	44,031,134	$614,674,637

FIXED INCOME 1.0%

Short Term Government Income, Class NAV
(John Hancock1) (A)	964,855	9,445,932

UNAFFILIATED INVESTMENT COMPANIES — 34.7%

EXCHANGE-TRADED FUNDS 34.7%

Financial Select Sector SPDR Fund	277,030	6,471,420

iShares iBoxx Investment Grade
Corporate Bond ETF	75,349	9,085,582

PowerShares Senior Loan Portfolio	768,036	18,993,530

SPDR Barclays Capital High Yield Bond ETF	1,073,275	44,401,387

SPDR Barclays Capital Short Term
Corporate Bond ETF	898,984	27,670,728

Vanguard Dividend Appreciation ETF	485,509	37,927,963

Vanguard Energy ETF	40,571	5,772,036

Vanguard FTSE Emerging Markets ETF	790,869	35,905,453

Vanguard Health Care ETF	65,577	7,686,280

Vanguard Information Technology Index ETF	126,544	12,835,358

Vanguard Intermediate-Term Bond ETF	260,226	22,192,073

Vanguard Intermediate-Term Corporate Bond ETF	410,840	35,804,706

Vanguard Materials ETF	16,877	1,915,371

Vanguard REIT ETF	73,330	5,659,609

Vanguard Short-Term Corporate Bond ETF	29,703	2,383,369

Vanguard Total Bond Market ETF	684,048	56,488,684

Total investments
(Cost $797,997,624) 100.0%		$955,314,118

Other assets and liabilities, net 0.0%		83,596

TOTAL NET ASSETS 100.0%		$955,397,714

Percentages are based upon net assets.

Retirement Choices at 2030 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 58.1%

EQUITY 57.2%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	49,022,292	$684,351,198

FIXED INCOME 0.9%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,164,714	11,402,552

UNAFFILIATED INVESTMENT COMPANIES — 41.9%

EXCHANGE-TRADED FUNDS 41.9%

Financial Select Sector SPDR Fund	302,018	7,055,142

iShares iBoxx Investment Grade
Corporate Bond ETF	149,028	17,969,796

PowerShares Senior Loan Portfolio	966,581	23,903,548

SPDR Barclays Capital High Yield Bond ETF	1,215,369	50,279,816

22	Retirement Choices Portfolios | Annual report	See notes to financial statements

Retirement Choices at 2030 Portfolio
(continued)
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
SPDR Barclays Capital Short Term
Corporate Bond ETF	917,205	$28,231,570

Vanguard Dividend Appreciation ETF	596,269	46,580,534

Vanguard Energy ETF	44,249	6,295,305

Vanguard FTSE Emerging Markets ETF	880,344	39,967,618

Vanguard Health Care ETF	71,581	8,390,009

Vanguard Information Technology Index ETF	136,729	13,868,422

Vanguard Intermediate-Term Bond ETF	521,420	44,466,698

Vanguard Intermediate-Term Corporate Bond ETF	638,351	55,632,290

Vanguard Materials ETF	18,284	2,075,051

Vanguard REIT ETF	79,463	6,132,954

Vanguard Short-Term Bond ETF	394,816	31,691,880

Vanguard Short-Term Corporate Bond ETF	351,225	28,182,294

Vanguard Total Bond Market ETF	1,101,859	90,991,516

Total investments
(Cost $1,019,789,086) 100.0%		$1,197,468,193

Other assets and liabilities, net 0.0%		(287,297)

TOTAL NET ASSETS 100.0%		$1,197,180,896

Percentages are based upon net assets.

Retirement Choices at 2025 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 45.2%

EQUITY 43.7%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	40,504,378	$565,441,111

FIXED INCOME 1.5%
Short Term Government Income, Class NAV
(John Hancock1) (A)	2,016,333	19,739,900

UNAFFILIATED INVESTMENT COMPANIES — 54.8%

EXCHANGE-TRADED FUNDS 54.8%

Financial Select Sector SPDR Fund	260,860	6,093,688

iShares iBoxx Investment Grade
Corporate Bond ETF	214,758	25,895,520

PowerShares Senior Loan Portfolio	1,039,629	25,710,025

SPDR Barclays Capital High Yield Bond ETF	1,167,064	48,281,438

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,598,159	49,191,334

Vanguard Dividend Appreciation ETF	599,850	46,860,282

Vanguard Energy ETF	38,308	5,450,079

Vanguard FTSE Emerging Markets ETF	757,628	34,396,311

Vanguard Health Care ETF	61,908	7,256,237

Vanguard Information Technology Index ETF	118,043	11,973,101

Vanguard Intermediate-Term Bond ETF	619,050	52,792,584

Vanguard Intermediate-Term
Corporate Bond ETF	1,244,267	108,437,869

Vanguard Materials ETF	15,942	1,809,258

Vanguard REIT ETF	69,142	5,336,380

Vanguard Short-Term Bond ETF	916,755	73,587,924

Retirement Choices at 2025 Portfolio
(continued)
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)

Vanguard Short-Term Corporate Bond ETF	612,686	$49,161,925

Vanguard Total Bond Market ETF	1,913,665	158,030,456

Total investments
(Cost $1,134,802,821) 100.0%		$1,295,445,422

Other assets and liabilities, net 0.0%		(115,801)

TOTAL NET ASSETS 100.0%		$1,295,329,621

Percentages are based upon net assets.

Retirement Choices at 2020 Portfolio
As of 8-31-14
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 28.9%

EQUITY 27.4%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	18,591,934	$259,543,395

FIXED INCOME 1.5%

Short Term Government Income, Class NAV
(John Hancock1) (A)	1,470,628	14,397,447

UNAFFILIATED INVESTMENT COMPANIES — 71.0%

EXCHANGE-TRADED FUNDS 71.0%

Financial Select Sector SPDR Fund	109,402	2,555,629

iShares TIPS Bond ETF	83,184	9,586,956

iShares iBoxx Investment Grade
Corporate Bond ETF	206,965	24,955,840

PowerShares Senior Loan Portfolio	762,062	18,845,793

SPDR Barclays Capital High Yield Bond ETF	715,349	29,593,988

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,969,411	60,618,471

Vanguard Dividend Appreciation ETF	332,097	25,943,418

Vanguard Energy ETF	16,063	2,285,283

Vanguard FTSE Emerging Markets ETF	378,562	17,186,715

Vanguard Health Care ETF	25,963	3,043,123

Vanguard Information Technology Index ETF	49,912	5,062,574

Vanguard Intermediate-Term Bond ETF	674,729	57,540,889

Vanguard Intermediate-Term Corporate Bond ETF	1,024,531	89,287,877

Vanguard Materials ETF	6,689	759,135

Vanguard REIT ETF	28,883	2,229,190

Vanguard Short-Term Bond ETF	1,011,630	81,203,540

Vanguard Short-Term Corporate Bond ETF	872,480	70,007,795

Vanguard Total Bond Market ETF	2,089,936	172,586,915

Total investments
(Cost $866,083,139) 99.9%		$947,233,973

Other assets and liabilities, net 0.1%		516,616

TOTAL NET ASSETS 100.0%		$947,750,589

Percentages are based upon net assets.

See notes to financial statements	Annual report | Retirement Choices Portfolios	23

Retirement Choices at 2015 Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) — 12.6%

EQUITY 10.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	3,327,045	$46,445,549

FIXED INCOME 2.1%

Short Term Government Income, Class NAV
(John Hancock1) (A)	943,058	9,232,541

UNAFFILIATED INVESTMENT COMPANIES — 87.3%

EXCHANGE-TRADED FUNDS 87.3%

Financial Select Sector SPDR Fund	37,072	866,000

iShares TIPS Bond ETF	69,925	8,058,856

iShares iBoxx Investment Grade
Corporate Bond ETF	250,438	30,197,814

iShares MSCI USA Minimum Volatility ETF	115,519	4,407,050

PowerShares Senior Loan Portfolio	354,323	8,762,408

SPDR Barclays Capital High Yield Bond ETF	379,599	15,704,011

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,785,979	54,972,434

Vanguard Dividend Appreciation ETF	92,430	7,220,632

Vanguard Energy ETF	3,879	551,865

Vanguard FTSE Emerging Markets ETF	62,948	2,857,839

Vanguard Health Care ETF	4,693	550,067

Vanguard Information Technology Index ETF	9,134	926,462

Vanguard Intermediate-Term Bond ETF	216,349	18,450,243

Vanguard Intermediate-Term Corporate Bond ETF	330,827	28,831,573

Vanguard Short-Term Bond ETF	777,026	62,371,877

Vanguard Short-Term Corporate Bond ETF	683,902	54,876,296

Vanguard Total Bond Market ETF	1,022,863	84,468,027

Total investments
(Cost $423,084,719) 99.9%		$439,751,544

Other assets and liabilities, net 0.1%		395,136

TOTAL NET ASSETS 100.0%		$440,146,680

Percentages are based upon net assets.

Retirement Choices at 2010 Portfolio
As of 8-31-14
	Shares	Value

AFFILIATED INVESTMENT COMPANIES (G) — 9.5%

EQUITY 7.5%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	1,449,431	$20,234,059

FIXED INCOME 2.0%
Short Term Government Income, Class NAV
(John Hancock1) (A)	551,092	5,395,187

UNAFFILIATED INVESTMENT COMPANIES — 90.7%

EXCHANGE-TRADED FUNDS 90.7%

Financial Select Sector SPDR Fund	17,362	405,576

iShares TIPS Bond ETF	58,598	6,753,420

iShares iBoxx Investment Grade
Corporate Bond ETF	56,103	6,764,900

iShares MSCI USA Minimum Volatility ETF	141,993	5,417,033

PowerShares Senior Loan Portfolio	217,469	5,378,008

SPDR Barclays Capital High Yield Bond ETF	195,695	8,095,902

SPDR Barclays Capital Short Term
Corporate Bond ETF	1,492,291	45,932,716

Vanguard Dividend Appreciation ETF	60,538	4,729,229

Vanguard Energy ETF	1,813	257,936

Vanguard FTSE Emerging Markets ETF	14,781	671,057

Vanguard Health Care ETF	2,194	257,159

Vanguard Information Technology Index ETF	4,274	433,512

Vanguard Intermediate-Term Corporate Bond ETF	93,153	8,118,284

Vanguard Short-Term Bond ETF	605,675	48,617,532

Vanguard Short-Term Corporate Bond ETF	572,012	45,898,243

Vanguard Total Bond Market ETF	687,601	56,782,091

Total investments
(Cost $262,737,153) 100.2%		$270,141,844

Other assets and liabilities, net (0.2%)		(418,503)

TOTAL NET ASSETS 100.0%		$269,723,341

Percentages are based upon net assets.

Footnote Legend:

ETF Exchange Traded Funds

SPDR Standard & Poor’s Depositary Receipts

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

24	Retirement Choices Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 8-31-14

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2055 Portfolio	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets

Investments in unaffiliated issuers, at value	$2,142,880	$112,230,405	$152,731,692	$214,137,737	$331,193,549
Investments in affiliated underlying funds, at value	5,917,933	267,875,526	359,352,879	473,597,997	624,120,569
Total investments, at value	8,060,813	380,105,931	512,084,571	687,735,734	955,314,118

Cash	66,169	309,255	714,995	713,097	319,463
Receivable for investments sold	83,938	—	—	142,403	232,635
Receivable for fund shares sold	267,223	379,601	247,642	—	119,992
Dividends and interest receivable	—	3,285	7,124	9,332	13,026
Receivable due from advisor	2,677	482	—	859	603
Other assets	67,623	36,229	36,647	37,243	38,139
Total assets	8,548,443	380,834,783	513,090,979	688,638,668	956,037,976

Liabilities

Payable for investments purchased	272,147	634,699	817,294	809,171	551,187
Payable for fund shares repurchased	—	—	—	360,866	—
Payable to affiliates
Accounting and legal services fees	144	7,778	10,480	14,122	19,649
Transfer agent fees	13	15	15	31	18
Trustees’ fees	5	36	54	73	104
Investment management fees	—	—	5,077	—	—
Distribution and service fees	—	—	7	147	4
Other liabilities and accrued expenses	141,989	64,705	64,986	67,121	69,300
Total liabilities	414,298	707,233	897,913	1,251,531	640,262

Net assets	$8,134,145	$380,127,550	$512,193,066	$687,387,137	$955,397,714

Net assets consist of

Paid-in capital	$7,971,157	$321,074,749	$422,920,113	$566,916,607	$791,055,044
Undistributed net investment income	2,948	992,086	1,378,095	1,887,589	3,061,039
Accumulated undistributed net realized gain (loss)
on investments	(48)	1,400,938	1,283,831	2,270,381	3,965,137
Net unrealized appreciation on investments	160,088	56,659,777	86,611,027	116,312,560	157,316,494
Net assets	$8,134,145	$380,127,550	$512,193,066	$687,387,137	$955,397,714
Investments in unaffiliated issuers, at cost	$2,110,472	$104,298,194	$141,015,777	$198,500,632	$310,665,764
Investments in affiliated underlying funds, at cost	$5,790,253	$219,147,960	$284,457,767	$372,922,542	$487,331,860

Net asset value per share

The portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class R1: Net assets	$106,246	$140,206	$128,117	$125,474	$124,156
Shares outstanding	10,000	11,094	9,043	8,889	8,881
Net asset value, offering and redemption price per share	$10.62	$12.64	$14.17	$14.12	$13.98
Class R2: Net assets	$106,361	$130,955	$180,302	$602,067	$148,956
Shares outstanding	10,000	10,360	12,724	42,649	10,653
Net asset value, offering and redemption price per share	$10.64	$12.64	$14.17	$14.12	$13.98
Class R4: Net assets	$106,476	$126,794	$126,560	$126,200	$124,916
Shares outstanding	10,000	10,000	8,905	8,905	8,905
Net asset value, offering and redemption price per share	$10.65	$12.68	$14.21	$14.17	$14.03
Class R6: Net assets	$106,591	$135,543	$127,934	$239,106	$242,091
Shares outstanding	10,000	10,719	9,025	16,932	17,306
Net asset value, offering and redemption price per share	$10.66	$12.65	$14.18	$14.12	$13.99
Class 1: Net assets	$7,708,471	$379,594,052	$511,630,153	$686,294,290	$954,757,595
Shares outstanding	723,577	30,024,478	36,104,288	48,575,156	68,288,351
Net asset value, offering and redemption price per share	$10.65	$12.64	$14.17	$14.13	$13.98

See notes to financial statements	Annual report | Retirement Choices Portfolios	25

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-14

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$501,714,443	$710,264,411	$673,293,131	$384,073,454	$244,512,598
Investments in affiliated underlying funds, at value	695,753,750	585,181,011	273,940,842	55,678,090	25,629,246
Total investments, at value	1,197,468,193	1,295,445,422	947,233,973	439,751,544	270,141,844

Cash	1,522,244	—	666,718	—	—
Receivable for investments sold	23	601,689	151,766	2,305,285	195,641
Receivable for fund shares sold	—	—	566,343	538,750	—
Dividends and interest receivable	14,759	15,039	8,817	3,018	957
Receivable due from advisor	587	643	605	—	2,255
Other assets	38,973	39,207	38,107	36,374	35,811
Total assets	1,199,044,779	1,296,102,000	948,666,329	442,634,971	270,376,508

Liabilities

Due to custodian	—	419,730	—	2,305,567	88,595
Payable for investments purchased	1,520,341	77	829,495	107,005	87,773
Payable for fund shares repurchased	246,515	253,668	—	—	410,401
Payable to affiliates
Accounting and legal services fees	24,590	26,593	19,553	9,153	5,611
Transfer agent fees	28	28	27	15	18
Trustees’ fees	131	147	117	61	36
Investment management fees	—	—	—	5,644	—
Distribution and service fees	138	—	63	1	61
Other liabilities and accrued expenses	72,140	72,136	66,485	60,845	60,672
Total liabilities	1,863,883	772,379	915,740	2,488,291	653,167

Net assets	$1,197,180,896	$1,295,329,621	$947,750,589	$440,146,680	$269,723,341

Net assets consist of

Paid-in capital	$1,010,462,354	$1,124,079,058	$856,033,368	$419,223,759	$261,446,380
Undistributed net investment income	4,562,728	6,551,355	6,299,000	3,479,904	1,812,224
Accumulated undistributed net realized gain (loss)
on investments	4,476,707	4,056,607	4,267,387	776,192	(939,954)
Net unrealized appreciation on investments	177,679,107	160,642,601	81,150,834	16,666,825	7,404,691
Net assets	$1,197,180,896	$1,295,329,621	$947,750,589	$440,146,680	$269,723,341
Investments in unaffiliated issuers, at cost	$478,261,578	$686,273,247	$660,844,895	$380,660,875	$242,252,257
Investments in affiliated underlying funds, at cost	$541,527,508	$448,529,574	$205,238,244	$42,423,844	$20,484,896

Net asset value per share

The portfolios have an unlimited number of shares
authorized with no par value. Net asset value is calculated
by dividing the net assets of each class of shares by the
number of outstanding shares in the class.
Class R1: Net assets	$121,130	$116,553	$110,000	$104,804	$101,171
Shares outstanding	8,881	8,904	8,898	9,111	9,004
Net asset value, offering and redemption price per share	$13.64	$13.09	$12.36	$11.50	$11.24
Class R2: Net assets	$433,598	$115,951	$269,537	$102,155	$254,045
Shares outstanding	31,777	8,857	21,797	8,881	22,604
Net asset value, offering and redemption price per share	$13.65	$13.09	$12.37	$11.50	$11.24
Class R4: Net assets	$122,092	$117,360	$111,202	$104,305	$102,441
Shares outstanding	8,921	8,945	8,985	9,066.2	9,124
Net asset value, offering and redemption price per share	$13.69	$13.12	$12.38	$11.50	$11.23
Class R6: Net assets	$298,995	$597,612	$421,317	$203,697	$159,477
Shares outstanding	21,916	45,641	34,076	17,701	14,196
Net asset value, offering and redemption price per share	$13.64	$13.09	$12.36	$11.51	$11.23
Class 1: Net assets	$1,196,205,081	$1,294,382,145	$946,838,533	$439,631,719	$269,106,207
Shares outstanding	87,660,534	98,874,363	76,624,188	38,211,356	23,958,154
Net asset value, offering and redemption price per share	$13.65	$13.09	$12.36	$11.51	$11.23

26	Retirement Choices Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-14

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2055 Portfolio[1]	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income

Dividends	$6,311	$2,789,470	$3,995,363	$5,446,340	$8,199,848
Income distributions received from affiliated
underlying funds	60	2,880,820	4,196,366	5,611,680	7,558,200
Total investment income	6,371	5,670,290	8,191,729	11,058,020	15,758,048

Expenses

Investment management fees	2,012	582,203	829,276	1,147,790	1,742,039
Distribution and service fees	924	153,506	215,937	292,070	410,340
Transfer agent fees	34	97	97	146	118
Accounting and legal services fees	175	37,363	52,699	71,254	100,350
State registration fees	29,115	59,298	59,298	59,298	59,298
Professional fees	44,137	55,329	56,847	58,884	61,869
Printing and postage	594	1,480	1,392	1,739	1,447
Custodian fees	4,542	12,227	12,227	12,227	12,227
Trustees’ fees	8	3,881	5,600	7,615	10,769
Registration and filing fees	23,088	27,831	27,781	28,772	31,994
Expense recapture	—	19,528	56,235	82,986	29,509
Other	4,103	6,425	7,057	7,766	9,550

Total expenses before reductions	108,732	959,168	1,324,446	1,770,547	2,469,510

Net expense reductions	(105,007)	(70,200)	(63,547)	(63,788)	(63,624)
Total expenses	3,725	888,968	1,260,899	1,706,759	2,405,886

Net investment income	2,646	4,781,322	6,930,830	9,351,261	13,352,162

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(421)	(1,077,466)	(1,454,879)	(1,535,357)	(1,407,967)
Investments in affiliated underlying funds	370	517,948	(29,228)	(26,434)	39,619
Capital gain distributions received from
unaffiliated issuers	3	57,508	101,328	187,110	422,273
Capital gain distributions received from affiliated
underlying funds	—	2,922,303	4,270,281	5,718,115	7,650,830
	(48)	2,420,293	2,887,502	4,343,434	6,704,755
Change in net unrealized appreciation of

Investments in unaffiliated issuers	32,408	9,775,163	13,887,829	18,400,188	25,140,805
Investments in affiliated underlying funds	127,680	32,542,608	47,003,986	62,684,988	83,937,629
	160,088	42,317,771	60,891,815	81,085,176	109,078,434
Net realized and unrealized gain	160,040	44,738,064	63,779,317	85,428,610	115,783,189

Increase in net assets from operations	$162,686	$49,519,386	$70,710,147	$94,779,871	$129,135,351

[1] Period from 3-26-14 (commencement of operations) to 8-31-14.

	Annual report | Retirement Choices Portfolios	27
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-14

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Choices at	Choices at	Choices at	Choices at	Choices at
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
Investment income

Dividends	$11,767,714	$15,978,210	$14,935,550	$8,475,146	$4,563,212
Income distributions received from affiliated
underlying funds	8,438,064	7,314,216	3,644,858	820,637	359,057
Total investment income	20,205,778	23,292,426	18,580,408	9,295,783	4,922,269

Expenses

Investment management fees	2,518,717	3,416,077	3,245,387	1,931,804	1,194,448
Distribution and service fees	515,326	566,043	434,351	216,450	129,661
Transfer agent fees	152	187	159	105	103
Accounting and legal services fees	126,013	138,626	106,135	52,844	31,500
State registration fees	59,262	59,298	59,298	59,298	59,298
Professional fees	64,602	65,882	62,522	59,561	54,809
Printing and postage	1,534	1,678	1,573	1,473	1,502
Custodian fees	12,227	12,227	12,227	12,227	12,227
Trustees’ fees	13,492	14,979	11,549	5,850	3,512
Registration and filing fees	32,249	32,959	29,857	27,828	25,261
Expense recapture	3,352	3,345	3,347	59,102	7,872
Other	10,846	11,758	11,195	11,826	10,714

Total expenses before reductions	3,357,772	4,323,059	3,977,600	2,438,368	1,530,907

Net expense reductions	(63,674)	(63,953)	(63,813)	(69,282)	(73,255)
Total expenses	3,294,098	4,259,106	3,913,787	2,369,086	1,457,652

Net investment income	16,911,680	19,033,320	14,666,621	6,926,697	3,464,617

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,938,080)	(3,464,340)	(2,494,855)	(986,535)	(819,206)
Investments in affiliated underlying funds	68,595	1,501,435	3,473,911	1,655,681	97,497
Capital gain distributions received from
unaffiliated issuers	807,027	1,396,853	1,482,692	793,862	403,172
Capital gain distributions received from affiliated
underlying funds	8,530,283	7,276,300	3,563,094	717,948	298,636
	7,467,825	6,710,248	6,024,842	2,180,956	(19,901)
Change in net unrealized appreciation of
Investments in unaffiliated issuers	31,395,082	36,673,590	26,907,238	11,960,907	5,916,487
Investments in affiliated underlying funds	93,971,225	79,664,429	37,372,920	6,747,385	3,101,345
	125,366,307	116,338,019	64,280,158	18,708,292	9,017,832
Net realized and unrealized gain	132,834,132	123,048,267	70,305,000	20,889,248	8,997,931

Increase in net assets from operations	$149,745,812	$142,081,587	$84,971,621	$27,815,945	$12,462,548

28	Retirement Choices Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement Choices at	Retirement Choices at		Retirement Choices at
	2055 Portfolio		2050 Portfolio		2045 Portfolio
	Period ended	Year ended	Year ended	Year ended	Year ended
	8-31-14[1]	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations

Net investment income	$2,646	$4,781,322	$2,358,148	$6,930,830	$3,989,571
Net realized gain (loss)	(48)	2,420,293	(191,479)	2,887,502	(385,844)
Change in net unrealized appreciation	160,088	42,317,771	12,484,776	60,891,815	22,217,354
Increase in net assets resulting
from operations	162,686	49,519,386	14,651,445	70,710,147	25,821,081

Distributions to shareholders
From net investment income
Class R1	—	(1,182)	(700)	(1,203)	(718)
Class R2	—	(1,458)	(949)	(1,489)	(966)
Class R4	—	(1,739)	(1,201)	(1,758)	(1,216)
Class R6	—	(2,009)	(1,446)	(2,030)	(1,462)
Class 1	—	(4,554,669)	(1,734,187)	(6,728,756)	(3,084,330)
From net realized gain
Class R1	—	(337)	(1,683)	(338)	(1,831)
Class R2	—	(337)	(1,683)	(340)	(1,831)
Class R4	—	(338)	(1,688)	(338)	(1,835)
Class R6	—	(337)	(1,683)	(338)	(1,831)
Class 1	—	(786,185)	(2,089,964)	(1,150,127)	(3,998,954)

Total distributions	—	(5,348,591)	(3,835,184)	(7,886,717)	(7,094,974)

From portfolio share transactions	7,971,459	118,742,680	119,763,765	116,841,766	144,934,882

Total increase	8,134,145	162,913,475	130,580,026	179,665,196	163,660,989

Net assets

Beginning of period	—	217,214,075	86,634,049	332,527,870	168,866,881

End of period	$8,134,145	$380,127,550	$217,214,075	$512,193,066	$332,527,870

Undistributed net investment
income	$2,948	$992,086	$771,618	$1,378,095	$1,182,253

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

See notes to financial statements	Annual report | Retirement Choices Portfolios	29

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at		Retirement Choices at
		2040 Portfolio		2035 Portfolio		2030 Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations

Net investment income	$9,351,261	$5,371,452	$13,352,162	$7,937,631	$16,911,680	$10,310,807
Net realized gain (loss)	4,343,434	(440,886)	6,704,755	(485,341)	7,467,825	(328,282)
Change in net unrealized appreciation	81,085,176	30,238,806	109,078,434	41,366,419	125,366,307	43,803,104
Increase in net assets resulting
from operations	94,779,871	35,169,372	129,135,351	48,818,709	149,745,812	53,785,629

Distributions to shareholders

From net investment income
Class R1	(1,173)	(690)	(1,152)	(680)	(1,131)	(669)
Class R2	(1,455)	(938)	(1,468)	(928)	(1,462)	(917)
Class R4	(1,727)	(1,189)	(1,704)	(1,180)	(1,679)	(1,171)
Class R6	(3,771)	(1,435)	(3,695)	(1,425)	(5,326)	(1,414)
Class 1	(9,027,521)	(4,171,623)	(12,729,688)	(6,144,114)	(16,026,370)	(7,735,788)
From net realized gain
Class R1	(332)	(2,039)	(315)	(1,949)	(283)	(1,896)
Class R2	(334)	(2,039)	(325)	(1,949)	(295)	(1,896)
Class R4	(332)	(2,043)	(316)	(1,954)	(284)	(1,904)
Class R6	(626)	(2,039)	(591)	(1,949)	(776)	(1,895)
Class 1	(1,541,475)	(6,140,596)	(2,093,908)	(8,702,838)	(2,400,300)	(10,743,002)

Total distributions	(10,578,746)	(10,324,631)	(14,833,162)	(14,858,966)	(18,437,906)	(18,490,552)

From portfolio share transactions	149,052,899	202,277,268	191,287,803	271,097,877	245,033,235	352,865,149

Total increase	233,254,024	227,122,009	305,589,992	305,057,620	376,341,141	388,160,226

Net assets

Beginning of period	454,133,113	227,011,104	649,807,722	344,750,102	820,839,755	432,679,529

End of period	$687,387,137	$454,133,113	$955,397,714	$649,807,722	$1,197,180,896	$820,839,755

Undistributed net investment
income	$1,887,589	$1,571,442	$3,061,039	$2,445,560	$4,562,728	$3,686,190

30	Retirement Choices Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at
		2025 Portfolio		2020 Portfolio
	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations

Net investment income	$19,033,320	$12,348,883	$14,666,621	$10,464,820
Net realized gain	6,710,248	154,122	6,024,842	1,294,728
Change in net unrealized appreciation	116,338,019	33,896,163	64,280,158	9,218,738
Increase in net assets resulting
from operations	142,081,587	46,399,168	84,971,621	20,978,286

Distributions to shareholders

From net investment income
Class R1	(1,087)	(638)	(993)	(605)
Class R2	(1,337)	(886)	(1,237)	(853)
Class R4	(1,617)	(1,145)	(1,516)	(1,118)
Class R6	(9,800)	(1,381)	(6,567)	(1,348)
Class 1	(17,739,788)	(8,925,728)	(13,481,065)	(7,608,926)
From net realized gain
Class R1	(247)	(1,947)	(330)	(1,660)
Class R2	(244)	(1,947)	(325)	(1,659)
Class R4	(247)	(1,966)	(331)	(1,684)
Class R6	(1,280)	(1,947)	(1,222)	(1,659)
Class 1	(2,385,815)	(13,043,468)	(2,585,949)	(9,718,772)

Total distributions	(20,141,462)	(21,981,053)	(16,079,535)	(17,338,284)

From portfolio share transactions	236,010,811	393,415,728	121,301,053	305,652,456

Total increase	357,950,936	417,833,843	190,193,139	309,292,458

Net assets

Beginning of period	937,378,685	519,544,842	757,557,450	448,264,992

End of period	$1,295,329,621	$937,378,685	$947,750,589	$757,557,450

Undistributed net investment
income	$6,551,355	$5,270,638	$6,299,000	$5,123,199

See notes to financial statements	Annual report | Retirement Choices Portfolios	31

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement Choices at		Retirement Choices at
		2015 Portfolio		2010 Portfolio
	Year ended	Year ended	Year ended	Year ended
	8-31-14	8-31-13	8-31-14	8-31-13
Increase (decrease) in net assets

From operations

Net investment income	$6,926,697	$5,910,603	$3,464,617	$3,265,534
Net realized gain (loss)	2,180,956	378,614	(19,901)	(356,037)
Change in net unrealized (depreciation)	18,708,292	(6,144,524)	9,017,832	(3,918,587)
appreciation

Increase (decrease) in net assets
resulting from operations	27,815,945	144,693	12,462,548	(1,009,090)

Distributions to shareholders

From net investment income
Class R1	(854)	(608)	(611)	(552)
Class R2	(1,090)	(855)	(856)	(799)
Class R4	(1,365)	(1,126)	(1,126)	(1,070)
Class R6	(3,381)	(1,351)	(2,134)	(1,294)
Class 1	(6,687,837)	(4,688,032)	(3,375,746)	(2,972,181)
From net realized gain
Class R1	(310)	(1,605)	(108)	(1,664)
Class R2	(306)	(1,605)	(108)	(1,664)
Class R4	(313)	(1,639)	(110)	(1,702)
Class R6	(653)	(1,604)	(170)	(1,664)
Class 1	(1,333,468)	(5,783,474)	(279,281)	(3,976,905)

Total distributions	(8,029,577)	(10,481,899)	(3,660,250)	(6,959,495)

From portfolio share transactions	15,502,625	122,227,472	24,851,459	46,580,412

Total increase	35,288,993	111,890,266	33,653,757	38,611,827

Net assets

Beginning of period	404,857,687	292,967,421	236,069,584	197,457,757

End of period	$440,146,680	$404,857,687	$269,723,341	$236,069,584

Undistributed net investment
income	$3,479,904	$3,247,510	$1,812,224	$1,729,724

32	Retirement Choices Portfolios | Annual report	See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Retirement Choices at 2055 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014[5]	10.00	(0.01)	0.63	0.62	—	—	—	—	10.62	6.20[6]	23.59[7]	0.98[7]	(0.22)	—[8]	12

CLASS R2

08-31-2014[5]	10.00	—[9]	0.64	0.64	—	—	—	—	10.64	6.40[6]	23.33[7]	0.73[7]	0.03	—[8]	12

CLASS R4

08-31-2014[5]	10.00	0.01	0.64	0.65	—	—	—	—	10.65	6.50[6]	23.32[7]	0.48[7]	0.28	—[8]	12

CLASS R6

08-31-2014[5]	10.00	0.02	0.64	0.66	—	—	—	—	10.66	6.60[6]	24.80[7]	0.23[7]	0.53	—[8]	12

CLASS 1

08-31-2014[5]	10.00	0.01	0.64	0.65	—	—	—	—	10.65	6.50[6]	6.96[7]	0.28[7]	0.25	8	12

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 3-26-14 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Less than $0.005 per share.

See notes to financial statements	Annual report | Retirement Choices Portfolios	33

Financial highlights

Continued

Retirement Choices at 2050 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	10.85	0.12	1.82	1.94	(0.12)	(0.03)	—	(0.15)	12.64	18.00	14.26	0.99	0.99	—[5]	9
08-31-2013[6]	10.03	0.11	0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73[7]	14.75[8]	1.00[8]	1.01[8]	—[5]	3[9]

CLASS R2

08-31-2014	10.85	0.15	1.82	1.97	(0.15)	(0.03)	—	(0.18)	12.64	18.27	14.02	0.74	1.24	—[5]	9
08-31-2013[6]	10.03	0.13	0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00[7]	14.50[8]	0.75[8]	1.26[8]	—[5]	3[9]

CLASS R4

08-31-2014	10.88	0.18	1.83	2.01	(0.18)	(0.03)	—	(0.21)	12.68	18.59	13.71	0.49	1.50	—[5]	9
08-31-2013	10.06	0.16	0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24	19.82	0.50	1.49	—[5]	3
08-31-2012[10]	10.00	0.01	0.05	0.06	—	—	—	—	10.06	0.60[7]	21.46[8]	0.48[8]	0.23[8]	—[5]	132[11]

CLASS R6

08-31-2014	10.85	0.21	1.82	2.03	(0.21)	(0.03)	—	(0.24)	12.64	18.83	13.65	0.24	1.72	—[5]	9
08-31-2013[6]	10.03	0.19	0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55[7]	14.37[8]	0.25[8]	1.76[8]	—[5]	3[9]

CLASS 1

08-31-2014	10.85	0.19	1.83	2.02	(0.20)	(0.03)	—	(0.23)	12.64	18.77	0.29	0.29	1.57	380	9
08-31-2013	10.03	0.16	0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49	0.33	0.30	1.48	217	3
08-31-2012	9.14	0.11	0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30	0.38	0.23	1.14	87	132
08-31-2011[12]	10.00	—[13]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[7]	4.34[8]	0.16[8]	(0.08)[8]	11	—[14]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, and 0.48%–0.56% for the years ended
8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Period from 4-29-11 (commencement of operations) to 8-31-11.
13 Less than $0.005 per share.
14 Less than 1%.

34	Retirement Choices Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	12.16	0.13	2.05	2.18	(0.13)	(0.04)	—	(0.17)	14.17	18.05	14.27	0.99	0.99	—[5]	9
08-31-2013[6]	11.25	0.12	1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82[7]	14.74[8]	1.00[8]	1.00[8]	—[5]	3[9]

CLASS R2

08-31-2014	12.16	0.16	2.05	2.21	(0.16)	(0.04)	—	(0.20)	14.17	18.33	13.66	0.74	1.20	—[5]	9
08-31-2013[6]	11.25	0.15	1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09[7]	14.51[8]	0.75[8]	1.25[8]	—[5]	3[9]

CLASS R4

08-31-2014	12.20	0.20	2.05	2.25	(0.20)	(0.04)	—	(0.24)	14.21	18.54	13.73	0.49	1.51	—[5]	9
08-31-2013	11.28	0.18	1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43	19.83[10]	0.50	1.48	—[5]	3
08-31-2012[11]	11.23	0.01	0.04	0.05	—	—	—	—	11.28	0.45[7]	21.41[8]	0.49[8]	0.21[8]	—[5]	124[12]

CLASS R6

08-31-2014	12.16	0.23	2.06	2.29	(0.23)	(0.04)	—	(0.27)	14.18	18.97	13.83	0.24	1.74	—[5]	9
08-31-2013[6]	11.25	0.21	1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64[7]	14.35[8]	0.25[8]	1.74[8]	—[5]	3[9]

CLASS 1

08-31-2014	12.16	0.22	2.05	2.27	(0.22)	(0.04)	—	(0.26)	14.17	18.83	0.29	0.29	1.61	512	9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59	0.31	0.30	1.51	332	3
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	—[13]	—	(0.16)	11.25	11.16	0.26	0.23	1.30	169	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45	0.55	0.16	0.54	44	5
08-31-2010[14]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[7]	336.54[8]	0.16[8]	0.39[8]	—[5]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
11 The inception date for Class R4 shares is 5-1-12.
12 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

See notes to financial statements	Annual report | Retirement Choices Portfolios	35

Financial highlights

Continued

Retirement Choices at 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	12.13	0.13	2.03	2.16	(0.13)	(0.04)	—	(0.17)	14.12	17.90	14.33	0.99	0.99	—[5]	9
08-31-2013[6]	11.25	0.11	1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75[7]	14.76[8]	1.00[8]	0.97[8]	—[5]	3[9]

CLASS R2

08-31-2014	12.13	0.08	2.11	2.19	(0.16)	(0.04)	—	(0.20)	14.12	18.17	6.48	0.74	0.57	1	9
08-31-2013[6]	11.25	0.14	1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02[7]	14.51[8]	0.75[8]	1.22[8]	—[5]	3[9]

CLASS R4

08-31-2014	12.18	0.20	2.02	2.22	(0.19)	(0.04)	—	(0.23)	14.17	18.37	13.76	0.49	1.50	—[5]	9
08-31-2013	11.29	0.17	1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34	19.65	0.50	1.45	—[5]	3
08-31-2012[10]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[7]	21.37[8]	0.49[8]	0.20[8]	—[5]	124[11]

CLASS R6

08-31-2014	12.13	0.23	2.02	2.25	(0.22)	(0.04)	—	(0.26)	14.12	18.72	7.57	0.24	1.73	—[5]	9
08-31-2013[6]	11.25	0.19	1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56[7]	13.36[8]	0.25[8]	1.64[8]	—[5]	3[9]

CLASS 1

08-31-2014	12.14	0.21	2.04	2.25	(0.22)	(0.04)	—	(0.26)	14.13	18.65	0.29	0.29	1.61	686	9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60	0.30	0.30	1.49	454	3
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	—[12]	—	(0.15)	11.25	11.09	0.25	0.23	1.28	227	124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49	0.54	0.16	0.55	50	12
08-31-2010[13]	10.00	0.01	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[7]	336.54[8]	0.16[8]	0.39[8]	—[5]	—[14]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 Period from 4-30-10 (commencement of operations) to 8-31-10.
14 Less than 1%.

36	Retirement Choices Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	12.09	0.13	1.93	2.06	(0.13)	(0.04)	—	(0.17)	13.98	17.09	14.45	0.99	0.99	—[8]	9
08-31-2013[5]	11.26	0.11	1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18[6]	14.79[7]	1.02[7]	0.97[7]	—[8]	5[9]

CLASS R2

08-31-2014	12.09	0.16	1.93	2.09	(0.16)	(0.04)	—	(0.20)	13.98	17.36	13.50	0.74	1.21	—[8]	9
08-31-2013[5]	11.26	0.14	1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45[6]	14.55[7]	0.77[7]	1.22[7]	—[8]	5[9]

CLASS R4

08-31-2014	12.13	0.20	1.93	2.13	(0.19)	(0.04)	—	(0.23)	14.03	17.66	13.87	0.49	1.50	—[8]	9
08-31-2013	11.29	0.17	1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78	19.89	0.52	1.45	—[8]	5
08-31-2012[10]	11.23	0.01	0.05	0.06	—	—	—	—	11.29	0.53[6]	21.34[7]	0.49[7]	0.25[7]	—[8]	128[11]

CLASS R6

08-31-2014	12.09	0.23	1.93	2.16	(0.22)	(0.04)	—	(0.26)	13.99	18.00	7.52	0.24	1.73	—[8]	9
08-31-2013[5]	11.26	0.19	1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99[6]	13.42[7]	0.27[7]	1.65[7]	—[8]	5[9]

CLASS 1

08-31-2014	12.09	0.22	1.92	2.14	(0.21)	(0.04)	—	(0.25)	13.98	17.86	0.29	0.29	1.63	955	9
08-31-2013	11.26	0.18	1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94	0.32[15]	0.32	1.51	649	5
08-31-2012	10.30	0.14	0.98	1.12	(0.16)	—[12]	—	(0.16)	11.26	10.98	0.24	0.23	1.28	345	128
08-31-2011	9.15	0.07	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25	0.40	0.16	0.72	75	13
08-31-2010[13]	10.00	0.01	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[6]	335.74[7]	0.16[7]	0.46[7]	—[8]	—[14]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 Period from 4-30-10 (commencement of operations) to 8-31-10.
14 Less than 1%.
15 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements	Annual report | Retirement Choices Portfolios	37

Financial highlights

Continued

Retirement Choices at 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	11.94	0.13	1.73	1.86	(0.13)	(0.03)	—	(0.16)	13.64	15.65	14.74	1.02	1.01	—[5]	9
08-31-2013[6]	11.26	0.12	0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75[7]	14.92[8]	1.04[8]	1.01[8]	—[5]	6[9]

CLASS R2

08-31-2014	11.94	0.10	1.80	1.90	(0.16)	(0.03)	—	(0.19)	13.65	16.01	7.63	0.77	0.76	—[5]	9
08-31-2013[6]	11.26	0.15	0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02[7]	14.67[8]	0.79[8]	1.26[8]	—[5]	6[9]

CLASS R4

08-31-2014	11.98	0.20	1.73	1.93	(0.19)	(0.03)	—	(0.22)	13.69	16.23	14.14	0.52	1.51	—[5]	9
08-31-2013	11.29	0.18	0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35	19.82	0.54	1.49	—[5]	6
08-31-2012[10]	11.21	0.01	0.07	0.08	—	—	—	—	11.29	0.71[7]	21.28[8]	0.52[8]	0.33[8]	—[5]	122[11]

CLASS R6

08-31-2014	11.94	0.23	1.72	1.95	(0.22)	(0.03)	—	(0.25)	13.64	16.48	5.76	0.27	1.82	—[5]	9
08-31-2013[6]	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55[7]	11.95[8]	0.29[8]	1.59[8]	—[5]	6[9]

CLASS 1

08-31-2014	11.94	0.21	1.74	1.95	(0.21)	(0.03)	—	(0.24)	13.65	16.51	0.32	0.32	1.65	1,196	9
08-31-2013	11.26	0.18	0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50	0.34[12]	0.34	1.55	820	6
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	—[13]	—	(0.16)	11.26	10.54	0.24	0.24	1.34	433	122
08-31-2011	9.25	0.09	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56	0.35	0.16	0.88	91	10
08-31-2010[14]	10.00	0.02	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[7]	333.40[8]	0.16[8]	0.63[8]	—[5]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
13 Less than $0.005 per share.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

38	Retirement Choices Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	11.71	0.13	1.40	1.53	(0.12)	(0.03)	—	(0.15)	13.09	13.13	15.21	1.08	1.03	—[8]	13
08-31-2013[5]	11.29	0.12	0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40[6]	15.15[7]	1.09[7]	1.04[7]	—[8]	9[9]

CLASS R2

08-31-2014	11.71	0.16	1.40	1.56	(0.15)	(0.03)	—	(0.18)	13.09	13.40	15.08	0.83	1.28	—[8]	13
08-31-2013[5]	11.29	0.15	0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67[6]	14.91[7]	0.84[7]	1.30[7]	—[8]	9[9]

CLASS R4

08-31-2014	11.74	0.19	1.40	1.59	(0.18)	(0.03)	—	(0.21)	13.12	13.63	14.64	0.58	1.53	—[8]	13
08-31-2013	11.31	0.18	0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01	20.24	0.59	1.53	—[8]	9
08-31-2012[10]	11.18	0.02	0.11	0.13	—	—	—	—	11.31	1.16[6]	21.16[7]	0.55[7]	0.49[7]	—[8]	123[11]

CLASS R6

08-31-2014	11.71	0.22	1.40	1.62	(0.21)	(0.03)	—	(0.24)	13.09	13.94	3.15	0.33	1.77	1	13
08-31-2013[5]	11.29	0.19	0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19[6]	10.94[7]	0.34[7]	1.62[7]	1	9[9]

CLASS 1

08-31-2014	11.71	0.21	1.40	1.61	(0.20)	(0.03)	—	(0.23)	13.09	13.89	0.38	0.38	1.68	1,294	13
08-31-2013	11.29	0.19	0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14	0.39[13]	0.39	1.60	937	9
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	—[12]	—	(0.15)	11.29	9.96	0.26[13]	0.26	1.47	519	123
08-31-2011	9.40	0.12	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57	0.30	0.16	1.20	123	14
08-31-2010[14]	10.00	0.03	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[6]	329.87[7]	0.16[7]	0.89[7]	—[8]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Less than $0.005 per share.
13 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

See notes to financial statements	Annual report | Retirement Choices Portfolios	39

Financial highlights

Continued

Retirement Choices at 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	11.40	0.12	0.99	1.11	(0.11)	(0.04)	—	(0.15)	12.36	9.78	15.97	1.15	1.02	—[5]	16
08-31-2013[6]	11.30	0.12	0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18[7]	15.47[8]	1.16[8]	1.02[8]	—[5]	11[9]

CLASS R2

08-31-2014	11.40	0.13	1.02	1.15	(0.14)	(0.04)	—	(0.18)	12.37	10.13	10.59	0.90	1.07	—[5]	16
08-31-2013[6]	11.30	0.15	0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44[7]	15.22[8]	0.91[8]	1.27[8]	—[5]	11[9]

CLASS R4

08-31-2014	11.41	0.18	1.00	1.18	(0.17)	(0.04)	—	(0.21)	12.38	10.39	15.33	0.65	1.52	—[5]	16
08-31-2013	11.31	0.17	0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69	20.55	0.66	1.50	—[5]	11
08-31-2012[10]	11.13	0.03	0.15	0.18	—	—	—	—	11.31	1.62[7]	21.05[8]	0.60[8]	0.76[8]	—[5]	127[11]

CLASS R6

08-31-2014	11.40	0.21	0.99	1.20	(0.20)	(0.04)	—	(0.24)	12.36	10.59	4.41	0.40	1.75	—[5]	16
08-31-2013[6]	11.30	0.19	0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95[7]	12.08[8]	0.41[8]	1.71[8]	—[5]	11[9]

CLASS 1

08-31-2014	11.39	0.20	1.00	1.20	(0.19)	(0.04)	—	(0.23)	12.36	10.63	0.45	0.45	1.69	947	16
08-31-2013	11.30	0.18	0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81	0.46[12]	0.46	1.61	757	11
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	—[13]	—	(0.15)	11.30	8.75	0.29[12]	0.29	1.62	448	127
08-31-2011	9.70	0.17	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13	0.32	0.16	1.60	105	12
08-31-2010[14]	10.00	0.05	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[7]	323.16[8]	0.16[8]	1.41[8]	—[5]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.
13 Less than $0.005 per share.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

40	Retirement Choices Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Choices at 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	10.98	0.10	0.55	0.65	(0.09)	(0.04)	—	(0.13)	11.50	5.95	16.81	1.25	0.91	—[5]	22
08-31-2013[6]	11.26	0.11	(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30)[7]	15.88[8]	1.25[8]	0.93[8]	—[5]	27[9]

CLASS R2

08-31-2014	10.98	0.13	0.55	0.68	(0.12)	(0.04)	—	(0.16)	11.50	6.22	16.81	1.00	1.16	—[5]	22
08-31-2013[6]	11.26	0.13	(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05)[7]	15.64[8]	1.00[8]	1.18[8]	—[5]	27[9]

CLASS R4

08-31-2014	10.98	0.16	0.55	0.71	(0.15)	(0.04)	—	(0.19)	11.50	6.48	16.19	0.75	1.42	—[5]	22
08-31-2013	11.26	0.16	(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20	21.18	0.75	1.42	—[5]	27
08-31-2012[10]	11.03	0.04	0.19	0.23	—	—	—	—	11.26	2.09[7]	20.89[8]	0.66[8]	1.04[8]	—[5]	133[11]

CLASS R6

08-31-2014	10.98	0.19	0.56	0.75	(0.18)	(0.04)	—	(0.22)	11.51	6.84	8.15	0.50	1.66	—[5]	22
08-31-2013[6]	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45[7]	12.19[8]	0.50[8]	1.64[8]	—[5]	27[9]

CLASS 1

08-31-2014	10.98	0.18	0.56	0.74	(0.17)	(0.04)	—	(0.21)	11.51	6.79	0.55	0.55	1.61	440	22
08-31-2013	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40	0.55[12]	0.55	1.57	404	27
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	—[13]	—	(0.15)	11.26	6.92	0.32	0.31	1.79	293	133
08-31-2011	10.03	0.23	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85	0.41	0.16	2.21	70	26
08-31-2010[14]	10.00	0.07	(0.04)	0.03	—	—	—	—	10.03	0.30[7]	315.94[8]	0.16[8]	1.96[8]	—[5]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 The inception date for Class R4 shares is 5-1-12.
11 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
13 Less than $0.005 per share.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

See notes to financial statements	Annual report | Retirement Choices Portfolios	41

Financial highlights

Continued

Retirement Choices at 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-		From		Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	tax return	Total;	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	of capital	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss) (%)[2]	millions)	(%)

CLASS R1

08-31-2014	10.85	0.07	0.40	0.47	(0.07)	(0.01)	—	(0.08)	11.24	4.35	17.28	1.27	0.66	—[5]	26
08-31-2013[6]	11.21	0.08	(0.19)	(0.11)	(0.06)	(0.19)	—	(0.25)	10.85	(1.03)[7]	16.02[8]	1.28[8]	0.73[8]	—[5]	46[9]

CLASS R2

08-31-2014	10.85	0.09	0.41	0.50	(0.10)	(0.01)	—	(0.11)	11.24	4.62	11.28	1.02	0.83	—[5]	26
08-31-2013[6]	11.21	0.11	(0.19)	(0.08)	(0.09)	(0.19)	—	(0.28)	10.85	(0.78)[7]	15.78[8]	1.03[8]	0.98[8]	—[5]	46[9]

CLASS R4

08-31-2014	10.84	0.13	0.40	0.53	(0.13)	(0.01)	—	(0.14)	11.23	4.88	16.41	0.77	1.16	—[5]	26
08-31-2013	11.20	0.13	(0.18)	(0.05)	(0.12)	(0.19)	—	(0.31)	10.84	(0.53)	21.14[10]	0.78	1.21	—[5]	46
08-31-2012[11]	10.96	0.04	0.20	0.24	—	—	—	—	11.20	2.19[7]	20.84[8]	0.69[8]	1.06[8]	—[5]	148[12]

CLASS R6

08-31-2014	10.85	0.16	0.38	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.05	10.91	0.52	1.41	—[5]	26
08-31-2013[6]	11.21	0.16	(0.18)	(0.02)	(0.15)	(0.19)	—	(0.34)	10.85	(0.28)[7]	14.94[8]	0.53[8]	1.48[8]	—[5]	46[9]

CLASS 1

08-31-2014	10.85	0.15	0.39	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.00	0.57	0.57	1.35	269	26
08-31-2013	11.21	0.15	(0.18)	(0.03)	(0.14)	(0.19)	—	(0.33)	10.85	(0.33)	0.58	0.58	1.36	236	46
08-31-2012	10.75	0.20	0.43	0.63	(0.17)	—[13]	—	(0.17)	11.21	5.96	0.35	0.33	1.83	197	148
08-31-2011	10.37	0.29	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19	0.44	0.16	2.82	52	109
08-31-2010[14]	10.00	0.09	0.28	0.37	—	—	—	—	10.37	3.70[7]	308.90[8]	0.16[8]	2.55[8]	—[5]	—[15]

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65%, 0.10%–0.65%, 0.10%–0.63%, 0.48%–0.56%, and 0.48%–0.56% for
the years ended 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5 Less than $500,000.
6 The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
11 The inception date for Class R4 shares is 5-1-12.
12 The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13 Less than $0.005 per share.
14 Period from 4-30-10 (commencement of operations) to 8-31-10.
15 Less than 1%.

42	Retirement Choices Portfolios | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, 10 of which (collectively Retirement Choices Portfolios or the portfolios, and each individually, the portfolio) are presented in this report. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other funds in the John Hancock group of funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Retirement Choices at 2055 Portfolio commenced operations on March 26, 2014.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios intend to qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of

Annual report | Retirement Choices Portfolios	43

the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2014, the portfolios had no borrowings under the line of credit.

Commitment fees for the year ended August 31, 2014 were as follows:

Portfolio	Commitment Fee

Retirement Choices at 2055	$215
Retirement Choices at 2050	485
Retirement Choices at 2045	538
Retirement Choices at 2040	596
Retirement Choices at 2035	691
Retirement Choices at 2030	775
Retirement Choices at 2025	823
Retirement Choices at 2020	733
Retirement Choices at 2015	566
Retirement Choices at 2010	494

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned at August 31, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Retirement Choices at 2055	$7,901,258	$159,742	($187)	$159,555
Retirement Choices at 2050	323,549,532	56,599,903	(43,504)	56,556,399
Retirement Choices at 2045	425,634,368	86,520,226	(70,023)	86,450,203
Retirement Choices at 2040	571,787,895	116,030,320	(82,481)	115,947,839
Retirement Choices at 2035	798,718,679	157,393,555	(798,116)	156,595,439
Retirement Choices at 2030	1,020,685,963	178,198,374	(1,416,144)	176,782,230
Retirement Choices at 2025	1,135,915,881	161,965,715	(2,436,174)	159,529,541
Retirement Choices at 2020	867,618,039	83,542,569	(3,926,635)	79,615,934
Retirement Choices at 2015	425,418,728	16,343,549	(2,010,733)	14,332,816
Retirement Choices at 2010	264,311,493	6,532,484	(702,133)	5,830,351

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

44	Retirement Choices Portfolios | Annual report

The tax character of distributions for the year ended August 31, 2014 was as follows:

Portfolio	Ordinary Income	Long Term Capital Gains	Total

Retirement Choices at 2050	$5,348,591	—	$5,348,591
Retirement Choices at 2045	7,886,717	—	7,886,717
Retirement Choices at 2040	10,578,746	—	10,578,746
Retirement Choices at 2035	14,833,162	—	14,833,162
Retirement Choices at 2030	18,401,696	$36,210	18,437,906
Retirement Choices at 2025	19,874,316	267,146	20,141,462
Retirement Choices at 2020	14,622,379	1,457,156	16,079,535
Retirement Choices at 2015	7,687,296	342,281	8,029,577
Retirement Choices at 2010	3,618,156	42,094	3,660,250

The tax character of distributions for the year ended August 31, 2013 was as follows:

Portfolio	Ordinary Income	Long Term Capital Gains	Total

Retirement Choices at 2050	$3,755,334	$79,850	$3,835,184
Retirement Choices at 2045	6,698,687	396,287	7,094,974
Retirement Choices at 2040	9,902,760	421,871	10,324,631
Retirement Choices at 2035	14,046,783	812,183	14,858,966
Retirement Choices at 2030	17,352,414	1,138,138	18,490,552
Retirement Choices at 2025	19,993,993	1,987,060	21,981,053
Retirement Choices at 2020	15,197,942	2,140,342	17,338,284
Retirement Choices at 2015	8,698,338	1,783,561	10,481,899
Retirement Choices at 2010	5,386,678	1,572,817	6,959,495

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long Term
Portfolio	Ordinary Income	Capital Gains

Retirement Choices at 2055	$3,430	$3
Retirement Choices at 2050	992,086	1,504,316
Retirement Choices at 2045	1,378,095	1,444,655
Retirement Choices at 2040	1,887,589	2,635,102
Retirement Choices at 2035	3,061,039	4,686,192
Retirement Choices at 2030	4,562,728	5,373,584
Retirement Choices at 2025	6,551,355	5,169,667
Retirement Choices at 2020	8,612,235	3,489,052
Retirement Choices at 2015	4,627,139	1,962,966
Retirement Choices at 2010	1,917,212	529,398

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for all portfolios except Retirement Choices at 2055 Portfolio. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its

Annual report | Retirement Choices Portfolios	45

capacity as investment advisor prior to January 1, 2014. JHA has served as the investment Advisor for Retirement Choices at 2055 Portfolio since its inception. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust. John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or John Hancock Funds III.

The rates, outlined below, are applied to the Affiliated fund assets and Other assets of each portfolio.

	First $7.5 billion of	Excess over $7.5 billion
	aggregate net assets	of aggregate net assets

Affiliated fund assets	0.06%	0.05%
Other assets	0.51%	0.50%

Expense reimbursements. The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. “Other expenses” means all of the expenses of each portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015 for Retirement Choices at 2055 and December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class R1, Class R2, Class R4, and Class R6 shares in an amount equal to the amount by which the “Expenses” of the share class exceed 0.75%, 0.50%, and 0.25%, 0.00% of the average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R4, and Class R6 shares, respectively. “Expenses” means all expenses attributable to a class of shares, excluding portfolio level expenses such as: (a) advisory fees, (b) underlying fund expenses (“acquired fund fees”), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2015 for Retirement Choices at 2055 and December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2014, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

			Expense Reimbursement by Class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2055	$14,261	$14,264	$14,333	$15,157	$46,947	$104,962
Retirement Choices at 2050	15,801	15,801	15,674	16,251	6,554	70,081
Retirement Choices at 2045	15,799	15,803	15,671	16,155	—	63,428
Retirement Choices at 2040	15,799	15,677	15,671	16,522	—	63,669
Retirement Choices at 2035	15,801	15,802	15,671	16,232	—	63,506
Retirement Choices at 2030	15,796	15,771	15,663	16,328	—	63,558
Retirement Choices at 2025	15,823	15,812	15,674	16,532	—	63,841
Retirement Choices at 2020	15,832	15,797	15,685	16,392	—	63,706
Retirement Choices at 2015	15,839	15,830	15,679	16,279	5,553	69,180
Retirement Choices at 2010	15,835	15,813	15,682	16,311	9,513	73,154

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that a portfolio is below its expense limitation during this period. The table below outlines the amounts recovered

46	Retirement Choices Portfolios | Annual report

during the year ended August 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

				Amount recovered
	Amounts eligible for	Amounts eligible for	Amounts eligible for	during the
	recovery through	recovery through	recovery through	period ended
Portfolio	August 1, 2015	August 1, 2016	August 1, 2017	August 31, 2014

Retirement Choices at 2055	—	—	$98,922	—
Retirement Choices at 2050	$62,333	$101,004	70,081	$19,528
Retirement Choices at 2045	31,458	76,754	63,428	56,235
Retirement Choices at 2040	6,255	61,099	63,669	82,986
Retirement Choices at 2035	6,281	61,280	63,506	29,509
Retirement Choices at 2030	6,255	61,110	63,558	3,352
Retirement Choices at 2025	6,282	61,304	63,841	3,345
Retirement Choices at 2020	6,282	61,309	63,706	3,347
Retirement Choices at 2015	11,545	65,191	69,180	59,102
Retirement Choices at 2010	33,193	74,316	73,154	7,872

Amounts recovered by class

Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total

Retirement Choices at 2050	$1,136	$1,136	$6	$1,103	$16,147	$19,528
Retirement Choices at 2045	1,144	1,145	14	1,111	52,821	56,235
Retirement Choices at 2040	1,146	1,165	16	1,126	79,533	82,986
Retirement Choices at 2035	1,134	1,134	4	1,103	26,134	29,509
Retirement Choices at 2030	1,129	1,130	—	1,093	—	3,352
Retirement Choices at 2025	1,129	1,128	—	1,088	—	3,345
Retirement Choices at 2020	1,128	1,128	—	1,091	—	3,347
Retirement Choices at 2015	1,140	1,140	13	1,122	55,687	59,102
Retirement Choices at 2010	1,128	1,130	2	1,099	4,513	7,872

Effective October 1, 2014, the expense recapture program has been terminated.

The investment management fees incurred for the year ended August 31, 2014, including expense waivers and amounts recaptured as described above, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate

Retirement Choices at 2055	—
Retirement Choices at 2050	0.17%
Retirement Choices at 2045	0.19%
Retirement Choices at 2040	0.20%
Retirement Choices at 2035	0.21%
Retirement Choices at 2030	0.24%
Retirement Choices at 2025	0.30%
Retirement Choices at 2020	0.37%
Retirement Choices at 2015	0.45%
Retirement Choices at 2010	0.44%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2014 amounted to an annual rate of 0.02% of Retirement Choices at 2055 and 0.01% for all other portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

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The portfolios’ Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015 for Retirement Choices at 2055, and until December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolio and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2014.

Class R4 12b-1
Portfolio	Reimbursement

Retirement Choices at 2055	$45
Retirement Choices at 2050	119
Retirement Choices at 2045	119
Retirement Choices at 2040	119
Retirement Choices at 2035	118
Retirement Choices at 2030	116
Retirement Choices at 2025	112
Retirement Choices at 2020	107
Retirement Choices at 2015	102
Retirement Choices at 2010	101

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2014 were:

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Choices at 2055	Class R1	$224	$9	$7,106	$127
	Class R2	112	9	7,106	128
	Class R4	112	8	7,106	128
	Class R6	—	8	7,797	211
	Class 1	476	—	—	—
	Total	$924	$34	$29,115	$594

Retirement Choices at 2050	Class R1	$595	$24	$14,619	$324
	Class R2	298	24	14,619	324
	Class R4	299	24	15,441	325
	Class R6	—	25	14,619	507
	Class 1	152,314	—	—	—
	Total	$153,506	$97	$59,298	$1,480

Retirement Choices at 2045	Class R1	$595	$24	$14,619	$324
	Class R2	314	25	14,619	328
	Class R4	298	24	15,441	325
	Class R6	—	24	14,619	415
	Class 1	214,730	—	—	—
	Total	$215,937	$97	$59,298	$1,392

Retirement Choices at 2040	Class R1	$592	$24	$14,619	$323
	Class R2	914	52	14,619	326
	Class R4	298	24	15,441	324
	Class R6	—	46	14,619	766
	Class 1	290,266	—	—	—
	Total	$292,070	$146	$59,298	$1,739

48	Retirement Choices Portfolios | Annual report

	Share	Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Choices at 2035	Class R1	$587	$24	$14,619	$323
	Class R2	321	25	14,619	326
	Class R4	295	24	15,441	324
	Class R6	—	45	14,619	474
	Class 1	409,137	—	—	—
	Total	$410,340	$118	$59,298	$1,447

Retirement Choices at 2030	Class R1	$576	$23	$14,610	$321
	Class R2	811	45	14,610	325
	Class R4	290	23	15,432	323
	Class R6	—	61	14,610	565
	Class 1	513,649	—	—	—
	Total	$515,326	$152	$59,262	$1,534

Retirement Choices at 2025	Class R1	$563	$23	$14,619	$330
	Class R2	278	23	14,619	319
	Class R4	281	23	15,441	322
	Class R6	—	118	14,619	707
	Class 1	564,921	—	—	—
	Total	$566,043	$187	$59,298	$1,678

Retirement Choices at 2020	Class R1	$537	$22	$14,619	$327
	Class R2	516	32	14,619	316
	Class R4	269	22	15,441	329
	Class R6	—	83	14,619	601
	Class 1	433,029	—	—	—
	Total	$434,351	$159	$59,298	$1,573

Retirement Choices at 2015	Class R1	$512	$21	$14,619	$323
	Class R2	250	20	14,619	313
	Class R4	255	21	15,441	318
	Class R6	—	43	14,619	519
	Class 1	215,433	—	—	—
	Total	$216,450	$105	$59,298	$1,473

Retirement Choices at 2010	Class R1	$494	$20	$14,619	$313
	Class R2	492	30	14,619	312
	Class R4	252	20	15,441	317
	Class R6	—	33	14,619	560
	Class 1	128,423	—	—	—
	Total	$129,661	$103	$59,298	$1,502

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Annual report | Retirement Choices Portfolios	49

Note 5 — Portfolio share transactions

Transactions in the portfolios’ shares for the years ended August 31, 2014 and 2013 were as follows:

Retirement Choices at 2055 Portfolio

	Period ended 8-31-14[1]
	Shares	Amount
Class R1 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R2 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class 1 shares

Sold	755,387	$7,910,264
Repurchased	(31,810)	(338,805)

Net increase	723,577	$7,571,459

Total net increase	763,577	$7,971,459

[1]Period from 3-26-14 (commencement of operations) to 8-31-14.

Retirement Choices at 2050 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	1,124	$14,177	9,970	$100,000

Net increase	1,124	$14,177	9,970	$100,000

Class R2 shares

Sold	390	$4,894	9,970	$100,000

Net increase	390	$4,894	9,970	$100,000

Class R6 shares

Sold	749	$9,179	9,970	$100,000

Net increase	749	$9,179	9,970	$100,000

Class 1 shares

Sold	10,086,346	$119,364,616	11,094,899	$116,922,060
Distributions reinvested	453,383	5,340,854	379,757	3,824,151
Repurchased	(497,822)	(5,991,040)	(119,968)	(1,282,446)

Net increase	10,041,907	$118,714,430	11,354,688	$119,463,765

Total net increase	10,044,170	$118,742,680	11,384,598	$119,763,765

50	Retirement Choices Portfolios | Annual report

Retirement Choices at 2045 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	154	$2,155	8,889	$100,000

Net increase	154	$2,155	8,889	$100,000

Class R2 shares

Sold	3,835	$53,280	8,889	$100,000

Net increase	3,835	$53,280	8,889	$100,000

Class R6 shares

Sold	136	$1,907	8,889	$100,000

Net increase	136	$1,907	8,889	$100,000

Class 1 shares

Sold	8,899,667	$118,324,090	11,998,432	$141,461,765
Distributions reinvested	596,885	7,878,883	627,951	7,083,284
Repurchased	(701,115)	(9,418,549)	(321,679)	(3,910,167)

Net increase	8,795,437	$116,784,424	12,304,704	$144,634,882

Total net increase	8,799,562	$116,841,766	12,331,371	$144,934,882

Retirement Choices at 2040 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	—	—	8,889	$100,000

Net increase	—	—	8,889	$100,000

Class R2 shares

Sold	39,824	$537,892	8,889	$100,000
Repurchased	(6,064)	(83,091)	—	—

Net increase	33,760	$454,801	8,889	$100,000

Class R6 shares

Sold	520	$6,918	16,596	$195,943
Distributions reinvested	157	2,067	—	—
Repurchased	(341)	(4,690)	—	—

Net increase	336	$4,295	16,596	$195,943

Class 1 shares

Sold	11,306,598	$150,196,776	16,643,376	$195,807,922
Distributions reinvested	802,505	10,568,996	915,828	10,312,219
Repurchased	(902,243)	(12,171,969)	(352,498)	(4,238,816)

Net increase	11,206,860	$148,593,803	17,206,706	$201,881,325

Total net increase	11,240,956	$149,052,899	17,241,080	$202,277,268

Annual report | Retirement Choices Portfolios	51

Retirement Choices at 2035 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R2 shares

Sold	1,768	$23,822	8,881	$100,000
Distributions reinvested	4	53	—	—

Net increase	1,772	$23,875	8,881	$100,000

Class R6 shares

Sold	808	$10,683	16,399	$193,205
Distributions reinvested	153	1,998	—	—
Repurchased	(53)	(705)	—	(5)

Net increase	908	$11,976	16,399	$193,200

Class 1 shares

Sold	14,907,672	$196,031,585	22,573,714	$265,341,294
Distributions reinvested	1,135,907	14,823,596	1,317,387	14,846,952
Repurchased	(1,479,481)	(19,603,229)	(785,347)	(9,483,569)

Net increase	14,564,098	$191,251,952	23,105,754	$270,704,677

Total net increase	14,566,778	$191,287,803	23,139,915	$271,097,877

Retirement Choices at 2030 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R2 shares

Sold	24,540	$319,742	8,881	$100,000
Distributions reinvested	6	73	—	—
Repurchased	(1,650)	(21,849)	—	—

Net increase	22,896	$297,966	8,881	$100,000

Class R6 shares

Sold	887	$11,451	31,179	$372,472
Distributions reinvested	303	3,876	—	—
Repurchased	(3,326)	(42,570)	(7,127)	(85,385)

Net increase	(2,136)	($27,243)	24,052	$287,087

Class 1 shares

Sold	18,963,262	$244,848,742	30,125,968	$351,785,926
Distributions reinvested	1,440,709	18,426,670	1,642,559	18,478,790
Repurchased	(1,414,819)	(18,512,900)	(1,509,628)	(17,886,654)

Net increase	18,989,152	$244,762,512	30,258,899	$352,378,062

Total net increase	19,009,912	$245,033,235	30,300,713	$352,865,149

52	Retirement Choices Portfolios | Annual report

Retirement Choices at 2025 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	129	$1,574	8,857	$100,000
Repurchased	(82)	(1,041)	—	—

Net increase	47	$533	8,857	$100,000

Class R2 shares

Sold	—	—	8,857	$100,000

Net increase	—	—	8,857	$100,000

Class R6 shares

Sold	2,715	$33,857	45,486	$537,660
Distributions reinvested	727	8,970	—	—
Repurchased	(3,287)	(41,748)	—	—

Net increase	155	$1,079	45,486	$537,660

Class 1 shares

Sold	20,615,747	$257,914,520	33,889,749	$392,883,409
Distributions reinvested	1,630,924	20,125,603	1,958,039	21,969,196
Repurchased	(3,353,045)	(42,030,924)	(1,879,245)	(22,174,537)

Net increase	18,893,626	$236,009,199	33,968,543	$392,678,068

Total net increase	18,893,828	$236,010,811	34,031,743	$393,415,728

Retirement Choices at 2020 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	133	$1,574	8,850	$100,000
Repurchased	(85)	(1,029)	—	—

Net increase	48	$545	8,850	$100,000

Class R2 shares

Sold	12,974	$155,571	8,850	$100,000
Repurchased	(27)	(331)	—	—

Net increase	12,947	$155,240	8,850	$100,000

Class R4 shares

Sold	33	$389	—	—
Repurchased	(33)	(395)	—	—

Net increase	—	($6)	—	—

Class R6 shares

Sold	911	$10,855	35,399	$407,422
Distributions reinvested	486	5,714	—	—
Repurchased	(2,720)	(32,503)	—	—

Net increase	(1,323)	($15,934)	35,399	$407,422

Class 1 shares

Sold	14,672,697	$174,937,589	28,133,519	$321,654,148
Distributions reinvested	1,367,405	16,067,014	1,548,498	17,327,698
Repurchased	(5,836,869)	(69,843,395)	(2,938,050)	(33,936,812)

Net increase	10,203,233	$121,161,208	26,743,967	$305,045,034

Total net increase	10,214,905	$121,301,053	26,797,066	$305,652,456

Annual report | Retirement Choices Portfolios	53

Retirement Choices at 2015 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	320	$3,594	8,881	$100,000
Repurchased	(90)	(1,013)	—	—

Net increase	230	$2,581	8,881	$100,000

Class R2 shares

Sold	—	—	8,881	$100,000

Net increase	—	—	8,881	$100,000

Class R6 shares

Sold	506	$5,686	21,854	$244,056
Distributions reinvested	193	2,143	—	—
Repurchased	(4,852)	(54,320)	—	—

Net increase	(4,153)	($46,491)	21,854	$244,056

Class 1 shares

Sold	7,706,172	$86,863,426	15,087,434	$169,317,685
Distributions reinvested	723,945	8,021,306	946,791	10,471,506
Repurchased	(7,045,727)	(79,338,197)	(5,208,677)	(58,005,775)

Net increase	1,384,390	$15,546,535	10,825,548	$121,783,416

Total net increase	1,380,467	$15,502,625	10,865,164	$122,227,472

Retirement Choices at 2010 Portfolio

		Year ended 8-31-14		Year ended 8-31-13
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	83	$931	8,921	$100,002

Net increase	83	$931	8,921	$100,002

Class R2 shares

Sold	13,712	$151,934	8,921	$100,000
Repurchased	(29)	(320)	—	—

Net increase	13,683	$151,614	8,921	$100,000

Class R6 shares

Sold	3	$29	14,150	$157,160
Distributions reinvested	78	851	—	—
Repurchased	(35)	(388)	—	—

Net increase	46	$492	14,150	$157,160

Class 1 shares

Sold	7,437,814	$82,211,830	10,813,383	$120,034,822
Distributions reinvested	335,016	3,655,027	634,620	6,949,086
Repurchased	(5,536,755)	(61,168,435)	(7,332,957)	(80,760,658)

Net increase	2,236,075	$24,698,422	4,115,046	$46,223,250

Total net increase	2,249,887	$24,851,459	4,147,038	$46,580,412

54	Retirement Choices Portfolios | Annual report

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2014.

Portfolio	Class	% by Class

Retirement Choices at 2055	Class R1	100%
Retirement Choices at 2055	Class R2	100%
Retirement Choices at 2055	Class R4	100%
Retirement Choices at 2055	Class R6	100%
Retirement Choices at 2055	Class 1	1%
Retirement Choices at 2050	Class R1	90%
Retirement Choices at 2050	Class R2	96%
Retirement Choices at 2050	Class R4	100%
Retirement Choices at 2050	Class R6	93%
Retirement Choices at 2045	Class R1	98%
Retirement Choices at 2045	Class R2	70%
Retirement Choices at 2045	Class R4	100%
Retirement Choices at 2045	Class R6	99%
Retirement Choices at 2040	Class R1	100%
Retirement Choices at 2040	Class R2	21%
Retirement Choices at 2040	Class R4	100%
Retirement Choices at 2040	Class R6	52%
Retirement Choices at 2035	Class R1	100%
Retirement Choices at 2035	Class R2	83%
Retirement Choices at 2035	Class R4	100%
Retirement Choices at 2035	Class R6	51%
Retirement Choices at 2030	Class R1	100%
Retirement Choices at 2030	Class R2	28%
Retirement Choices at 2030	Class R4	100%
Retirement Choices at 2030	Class R6	41%
Retirement Choices at 2025	Class R1	99%
Retirement Choices at 2025	Class R2	100%
Retirement Choices at 2025	Class R4	100%
Retirement Choices at 2025	Class R6	19%
Retirement Choices at 2020	Class R1	99%
Retirement Choices at 2020	Class R2	41%
Retirement Choices at 2020	Class R4	100%
Retirement Choices at 2020	Class R6	26%
Retirement Choices at 2015	Class R1	97%
Retirement Choices at 2015	Class R2	100%
Retirement Choices at 2015	Class R4	100%
Retirement Choices at 2015	Class R6	50%
Retirement Choices at 2010	Class R1	99%
Retirement Choices at 2010	Class R2	39%
Retirement Choices at 2010	Class R4	100%
Retirement Choices at 2010	Class R6	63%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2014:

Portfolio	Purchases	Sales

Retirement Choices at 2055	$8,240,012	$339,236
Retirement Choices at 2050	148,100,734	27,331,450
Retirement Choices at 2045	156,387,900	37,544,706
Retirement Choices at 2040	202,731,448	49,528,137
Retirement Choices at 2035	270,593,464	74,104,571
Retirement Choices at 2030	346,650,581	96,264,061
Retirement Choices at 2025	389,336,029	148,465,276
Retirement Choices at 2020	261,432,569	140,494,953
Retirement Choices at 2015	110,596,849	96,515,080
Retirement Choices at 2010	91,583,750	66,104,494

Note 7 – Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’

Annual report | Retirement Choices Portfolios	55

investment may represent a significant portion of each underlying fund’s net assets. At August 31, 2014, each portfolio listed below held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying Funds Net Assets

Retirement Choices at 2045	John Hancock Funds II Strategic Equity Allocation Fund	6.0%
Retirement Choices at 2040	John Hancock Funds II Strategic Equity Allocation Fund	7.9%
Retirement Choices at 2035	John Hancock Funds II Strategic Equity Allocation Fund	10.3%
Retirement Choices at 2030	John Hancock Funds II Strategic Equity Allocation Fund	11.5%
Retirement Choices at 2025	John Hancock Funds II Short Term Government Income Fund	8.5%
Retirement Choices at 2025	John Hancock Funds II Strategic Equity Allocation Fund	9.5%
Retirement Choices at 2020	John Hancock Funds II Short Term Government Income Fund	6.2%

Information regarding the portfolios fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Choices at 2055 Portfolio
Short Term Government Income	—	7,568	(299)	7,269	$60	—	($12)	$71,159
Strategic Equity Allocation	—	436,730	(17,907)	418,823	—	—	382	5,846,774
					$60	—	$370	$5,917,933
Retirement Choices at 2050 Portfolio
Short Term Government Income	138,925	205,233	(4,420)	339,738	$34,271	—	($1,337)	$3,326,035
Strategic Equity Allocation	12,504,423	6,700,399	(254,285)	18,950,537	2,846,549	$2,922,303	519,285	264,549,491
					$2,880,820	$2,922,303	$517,948	$267,875,526
Retirement Choices at 2045 Portfolio
Short Term Government Income	190,791	161,915	(9,428)	343,278	$36,781	—	($2,774)	$3,360,690
Strategic Equity Allocation	19,161,378	6,621,082	(281,587)	25,500,873	4,159,585	$4,270,281	(26,454)	355,992,189
					$4,196,366	$4,270,281	($29,228)	$359,352,879
Retirement Choices at 2040 Portfolio
Short Term Government Income	249,614	152,988	(14,216)	388,386	$41,793	—	($4,164)	$3,802,300
Strategic Equity Allocation	25,817,992	8,104,623	(269,628)	33,652,987	5,569,887	$5,718,115	(22,270)	469,795,697
					$5,611,680	$5,718,115	($26,434)	$473,597,997
Retirement Choices at 2035 Portfolio
Short Term Government Income	697,879	300,691	(33,715)	964,855	$105,699	—	($10,037)	$9,445,932
Strategic Equity Allocation	35,176,133	9,665,645	(810,644)	44,031,134	7,452,501	$7,650,830	49,656	614,674,637
					$7,558,200	$7,650,830	$39,619	$624,120,569
Retirement Choices at 2030 Portfolio
Short Term Government Income	893,719	327,407	(56,412)	1,164,714	$128,907	—	($16,601)	$11,402,552
Strategic Equity Allocation	39,661,053	10,393,417	(1,032,178)	49,022,292	8,309,157	$8,530,283	85,196	684,351,198
					$8,438,064	$8,530,283	$68,595	$695,753,750
Retirement Choices at 2025 Portfolio
Short Term Government Income	1,576,001	528,892	(88,560)	2,016,333	$226,536	—	($26,227)	$19,739,900
Strategic Equity Allocation	35,536,898	8,129,209	(3,161,729)	40,504,378	7,087,680	$7,276,300	1,527,662	565,441,111
					$7,314,216	$7,276,300	$1,501,435	$585,181,011
Retirement Choices at 2020 Portfolio
Short Term Government Income	1,232,782	313,316	(75,470)	1,470,628	$174,128	—	($21,462)	$14,397,447
Strategic Equity Allocation	18,809,310	3,830,443	(4,047,819)	18,591,934	3,470,730	$3,563,094	3,495,373	259,543,395
					$3,644,858	$3,563,094	$3,473,911	$273,940,842
Retirement Choices at 2015 Portfolio
Short Term Government Income	872,505	182,258	(111,705)	943,058	$121,300	—	($31,846)	$9,232,541
Strategic Equity Allocation	4,262,592	1,082,499	(2,018,046)	3,327,045	699,337	$717,948	1,687,527	46,445,549
					$820,637	$717,948	$1,655,681	$55,678,090
Retirement Choices at 2010 Portfolio
Short Term Government Income	483,646	163,222	(95,776)	551,092	$68,163	—	($27,327)	$5,395,187
Strategic Equity Allocation	1,493,345	672,731	(716,645)	1,449,431	290,894	$298,636	124,824	20,234,059
					$359,057	$298,636	$97,497	$25,629,246

56	Retirement Choices Portfolios | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Choices at 2010 Portfolio, John Hancock Retirement Choices at 2015 Portfolio, John Hancock Retirement Choices at 2020 Portfolio, John Hancock Retirement Choices at 2025 Portfolio, John Hancock Retirement Choices at 2030 Portfolio, John Hancock Retirement Choices at 2035 Portfolio, John Hancock Retirement Choices at 2040 Portfolio, John Hancock Retirement Choices at 2045 Portfolio, John Hancock Retirement Choices at 2050 Portfolio and John Hancock Retirement Choices at 2055 Portfolio, which are each a part of John Hancock Funds II (the “Trust”) at August 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the transfer agent and custodian, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

Annual report | Retirement Choices Portfolios	57

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during the taxable year ended August 31, 2014.

The portfolios report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

The portfolios report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain

Retirement Choices at 2030	$36,210
Retirement Choices at 2025	267,146
Retirement Choices at 2020	1,457,156
Retirement Choices at 2015	342,281
Retirement Choices at 2010	42,094

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

58	Retirement Choices Portfolios | Annual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

At in-person meetings held on March 11–13, 2014, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved Retirement Choices at 2055 Portfolio (2055 Portfolio), a new series of the Trust.

This section describes the evaluation by the Board of:

(a) an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the 2055 Portfolio (the Advisory Agreement);

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) to add the 2055 Portfolio (the JHAM US Subadvisory Agreement); and

(c) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM NA, and together with JHAM US, the Subadvisors) to add the 2055 Portfolio (the JHAM NA Subadvisory Agreement, and together with the JHAM US Subadvisory Agreement, the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the 2055 Portfolio, the Board received in advance of the meeting a variety of materials relating to the 2055 Portfolio, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar mutual funds, and including with respect to the Subadvisors, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the 2055 Portfolio and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the other funds that they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the 2055 Portfolio by the Advisor’s affiliates, including distribution services. The Board also took into account information with respect to the 2055 Portfolio presented at their December 2013 meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the 2055 Portfolio, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, Extent, and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the 2055 Portfolio, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the 2055 Portfolio, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the 2055 Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the 2055 Portfolio.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and Expenses. The Board reviewed comparative fee and expense information with respect to similarly situated investment companies deemed to be comparable to the 2055 Portfolio. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the 2055 Portfolio and the services they provide to other such comparable clients or funds.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the 2055 Portfolio, would be responsible for paying the subadvisory fees. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the 2055 Portfolio. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the 2055 Portfolio’s anticipated expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the 2055 Portfolio, which is a fund of funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

The Board concluded that the advisory fees to be paid by the Trust with respect to the 2055 Portfolio are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the 2055 Portfolio, the Board:

(a) considered the financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the 2055 Portfolio;

(c) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(d) considered that the Advisor will also provide administrative services to the 2055 Portfolio on a cost basis pursuant to an administrative services agreement;

(e) noted that the Subadvisors are affiliates of the Advisor;

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(f) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the 2055 Portfolio, and that the Trust’s distributor will receive Rule 12b-1 payments to support distribution of the 2055 Portfolio;

(g) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the 2055 Portfolio;

(h) noted that the subadvisory fees for the 2055 Portfolio will be paid by Advisor;

(i) with respect to the 2055 Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the 2055 Portfolio may invest; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the 2055 Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the 2055 Portfolio is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the 2055 Portfolio grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the 2055 Portfolio invests the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portfolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.0 15% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The 2055 Portfolio also benefits from such overall management fee waiver through its investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement);

(b) considered that the Advisor has agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the 2055 Portfolio to reduce operating expenses;

(c) reviewed the Trust’s and the 2055 Portfolio’s advisory fee structure and concluded that: (i) the 2055 Portfolio’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the 2055 Portfolio to benefit from economies of scale if the 2055 Portfolio grows; and

(d) the Board also considered the potential effect of the 2055 Portfolio’s future growth in size on its performance and fees. The Board also noted that if the 2055 Portfolio’s assets increase over time, the 2055 Portfolio may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(b) the comparative performance of the 2055 Portfolio’s benchmarks and comparable funds managed by the 2055 Portfolio’s portfolio managers; and

(c) the proposed subadvisory fee for the 2055 Portfolio.

Nature, Extent, and Quality of Services. With respect to the services to be provided by each of the Subadvisors, the Board received information provided to the Board by each of the Subadvisors, as well as took into account information presented throughout the past year. The Board considered the each Subadvisor’s current level of staffing and their overall resources, as well received information relating to a Subadvisor’s compensation programs. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who will provide services to the 2055 Portfolio. The Board also considered, among other things, each Subadvisor’s compliance programs and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring processes. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of each Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

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The Board considered the Subadvisors’ investment processes and philosophies. The Board took into account that each Subadvisor’s responsibilities will include the development and maintenance of an investment program for the 2055 Portfolio that is consistent with the 2055 Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship to the 2055 Portfolio, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the 2055 Portfolio. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the 2055 Portfolio, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the 2055 Portfolio will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board considered the 2055 Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the 2055 Portfolio, as applicable. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with each Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the 2055 Portfolio;

(2) The proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and

(3) The subadvisory fees are paid by the Advisor and not the 2055 Portfolio and the advisory fee for the 2055 Portfolio contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the 2055 Portfolio and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the 2055 Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

The Advisory and Subadvisory Agreement for John Hancock Retirement Choices at 2055 was not considered at this time because that fund recently commenced operations.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reap-proved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. The Board also concluded that each Fund’s performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

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Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor;

(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portfolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

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Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements. In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance.

66	Retirement Choices Portfolios | Annual report

The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, a Board concluded that performance is being monitored and reasonably addressed, where appropriate);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) The subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios. Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

Annual report | Retirement Choices Portfolios	67

Appendix A

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

Retirement Choices at 2010	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
	Fund outperformed for the	data not provided due to	management’s discussion
(John Hancock Asset	one- and three-year periods.	limited size of Lipper peer	of the Fund’s performance
Management a division of		group for this purpose.	including differences in the
Manulife Asset Management	Lipper Category — The		Fund’s investment strate-
(North America) Limited)	Fund underperformed the	Net management fees for	gies relative to the Lipper
	average for the one-and	this Fund are higher than the	peer group.
(John Hancock Asset	three-year periods.	peer group median.
Management a division of
Manulife Asset Management			The Board also noted the
(US) LLC)		Total expenses for this Fund	Fund’s favorable performance
		are lower than the peer	relative to its benchmark
		group median.	index for the one- and
three-year periods.

The Board took into account
management's discussion of
the Fund's expenses, includ-
ing fee and expense waivers
applicable to the Fund and
certain of its classes.

Retirement Choices at 2015	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
	Fund outperformed for the	data not provided due to	management’s discussion
(John Hancock Asset	one- and three-year periods.	limited size of Lipper peer	of the Fund’s performance
Management a division of		group for this purpose.	including differences in the
Manulife Asset Management	Lipper Category — The		Fund’s investment strate-
(North America) Limited)	Fund underperformed the	Net management fees for	gies relative to the Lipper
	average for the one-and	this Fund are higher than the	peer group.
(John Hancock Asset	three-year periods.	peer group median.
Management a division of			The Board also noted the
Manulife Asset Management		Total expenses for this Fund	Fund’s favorable performance
(US) LLC)		are lower than the peer	relative to its benchmark
		group median.	index for the three- and
five-year periods.

The Board took into account
management's discussion of
the Fund's expenses, includ-
ing fee and expense waivers
applicable to the Fund and
certain of its classes.

Retirement Choices at 2020	Benchmark Index —	Subadvisor fee comparative	The Board took into account
	The Fund underper-	data not provided due to	management’s discussion
(John Hancock Asset	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
Management a division of	three-year periods.	group for this purpose.	including differences in the
Manulife Asset Management			Fund’s investment strate-
(North America) Limited)	Lipper Category — The	Net management fees for	gies relative to the Lipper
	Fund underperformed the	this Fund are higher than the	peer group.
(John Hancock Asset	average for the one- and	peer group median.
Management a division of	three-year periods.		The Board took into account
Manulife Asset Management		Total expenses for this Fund	management's discussion of
(US) LLC)		are lower than the peer	the Fund's expenses, includ-
		group median.	ing fee and expense waivers
applicable to the Fund and
certain of its classes.

68	Retirement Choices Portfolios | Annual report

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

Retirement Choices at 2025	Benchmark Index —	Subadvisor fee comparative	The Board took into account
	The Fund underper-	data not provided due to	management’s discussion
(John Hancock Asset	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
Management a division of	three-year periods.	group for this purpose.	including differences in the
Manulife Asset Management			Fund’s investment strate-
(North America) Limited)	Lipper Category — The	Net management fees for	gies relative to the Lipper
	Fund underperformed the	this Fund are higher than the	peer group.
(John Hancock Asset	average for the one- and	peer group median.
Management a division of	three-year periods.		The Board took into account
Manulife Asset Management		Total expenses for this Fund	management's discussion of
(US) LLC)		are lower than the peer	the Fund's expenses, includ-
		group median.	ing fee and expense waivers
applicable to the Fund and
certain of its classes.

Retirement Choices at 2030	Benchmark Index —	Subadvisor fee comparative	The Board took into account
	The Fund underper-	data not provided due to	management’s discussion
(John Hancock Asset	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
Management a division of	three-year periods.	group for this purpose.	including differences in the
Manulife Asset Management			Fund’s investment strate-
(North America) Limited)	Lipper Category — The	Net management fees for	gies relative to the Lipper
	Fund underperformed the	this Fund are higher than the	peer group.
(John Hancock Asset	average for the one-year	peer group median.
Management a division of	period and outperformed		The Board also noted the
Manulife Asset Management	the average for the three-year	Total Expenses for this Fund	Fund’s favorable performance
(US) LLC)	period.	are lower than the peer	relative to its peer group for
		group median.	the three-year period.

The Board took into account
management's discussion of
the Fund's expenses, includ-
ing fee and expense waivers
applicable to the Fund and
certain of its classes.

Retirement Choices at 2035	Benchmark Index —	Subadvisor fee comparative	The Board took into account
	The Fund underper-	data not provided due to	management’s discussion
(John Hancock Asset	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
Management a division of	three-year periods.	group for this purpose.	including differences in the
Manulife Asset Management			Fund’s investment strate-
(North America) Limited)	Lipper Category — The	Net management fees for	gies relative to the Lipper
	Fund underperformed the	this Fund are higher than the	peer group.
(John Hancock Asset	average for the one- and	peer group median.
Management a division of	three-year periods.		The Board took into account
Manulife Asset Management		Total expenses for this Fund	management's discussion of
(US) LLC)		are lower than the peer	the Fund's expenses, including
		group median.	fee and expense waivers appli-
cable to the Fund and certain
of its classes.

Annual report | Retirement Choices Portfolios	69

Performance as of
Portfolio (Subadvisor)	December 31, 2013	Fees and Expenses	Comments

JHF II Retirement Choices	Benchmark Index —	Subadvisor fee comparative	The Board took into account
at 2040	The Fund underper-	data not provided due to	management’s discussion
	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	three-year periods.	group for this purpose.	including differences in the
Management a division of			Fund’s investment strate-
Manulife Asset Management	Lipper Category — The	Net management fees for	gies relative to the Lipper
(North America) Limited)	Fund underperformed the	this Fund are higher than the	peer group.
	average for the one-year	peer group median.
(John Hancock Asset	period and outperformed		The Board also noted the
Management a division of	the average for the three-year	Total expenses for this Fund	Fund’s favorable performance
Manulife Asset Management	period.	are lower than the peer	relative to its peer group for
(US) LLC)		group median.	the three-year period.

The Board took into account
management's discussion of
the Fund's expenses, includ-
ing fee and expense waivers
applicable to the Fund and
certain of its classes.

JHF II Retirement Choices	Benchmark Index —	Subadvisor fee comparative	The Board took into account
at 2045	The Fund underper-	data not provided due to	management’s discussion
	formed for the one- and	limited size of Lipper peer	of the Fund’s performance
(John Hancock Asset	three-year periods.	group for this purpose.	including differences in the
Management a division of			Fund’s investment strate-
Manulife Asset Management	Lipper Category — The	Net management fees for	gies relative to the Lipper
(North America) Limited)	Fund underperformed the	this Fund are higher than the	peer group.
	average for the one- and	peer group median.
(John Hancock Asset	three-year periods.		The Board took into account
Management a division of		Total expenses for this Fund	management's discussion of
Manulife Asset Management		are lower than the peer	the Fund's expenses, includ-
(US) LLC)		group median.	ing fee and expense waivers
applicable to the Fund and
certain of its classes.

JHF II Retirement Choices	Benchmark Index — The	Subadvisor fee comparative	The Board took into account
at 2050	Fund underperformed for	data not provided due to	management’s discussion
	the one-year period.	limited size of Lipper peer	of the Fund’s performance,
(John Hancock Asset		group for this purpose.	including differences in the
Management a division of	Lipper Category — The		Fund’s investment strate-
Manulife Asset Management	Fund underperformed the	Net management fees for	gies relative to the Lipper
(North America) Limited)	average for the one-year	this Fund are higher than the	peer group.
	period.	peer group median.
(John Hancock Asset			The Board also noted the
Management a division of		Total expenses for this Fund	relatively short performance
Manulife Asset Management		are lower than the peer	history of the Fund.
(US) LLC)		group median.
The Board took into account
management's discussion of
the Fund's expenses, includ-
ing fee and expense waivers
applicable to the Fund and
certain of its classes.

70	Retirement Choices Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management,
Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen
(independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra
Financial Corporation (since 2010); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Director, LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln National
Corporation (insurance); Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former
Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock
Funds II (2005–2006 and since 2012).

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company
(1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm)
(2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Annual report | Retirement Choices Portfolios	71

Independent Trustees (continued)

Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts
Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010);
Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC
(real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board,
John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH
Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The
Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG)
(2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York,
Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital
Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New
York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Non-Independent Trustees4

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife
Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005–2012,
including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance
Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions);
Director (since 2006), and President and Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and
Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

72	Retirement Choices Portfolios | Annual report

Principal officers who are not Trustees

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC
(since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC
(since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President (effective
3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II
(since 2007, including prior positions).

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief
Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life
Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock
Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services,
LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions);
Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Retirement Choices Portfolios	73

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham	John Hancock Asset Management a division of
Grace K. Fey	Manulife Asset Management (North America) Limited
Theron S. Hoffman*
Deborah C. Jackson	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Gregory A. Russo
Warren A. Thomson†	Custodian
State Street Bank and Trust Company
Officers
Andrew G. Arnott	Transfer agent
President	John Hancock Signature Services, Inc.

John J. Danello	Legal counsel
Senior Vice President, Secretary, and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

74	Retirement Choices Portfolios | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	RCPA 8/14
MF198777	10/14

John Hancock
Retirement Living II Portfolios

Annual report 8/31/14

John Hancock INVESTMENTS

John Hancock Retirement Living through II 2050 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	12.13%	12.27%	12.52%	12.51%	15.11%	4.21%	14.56%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.02	2.87	2.52	1.24
Net (%)	1.14	0.89	0.64	0.69

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

6	Retirement Living II Portfolios | Annual report

John Hancock Retirement Living through II 2045 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	12.13%	12.27%	12.52%	12.41%	15.11%	4.21%	14.56%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.02	2.87	2.52	1.24
Net (%)	1.14	0.89	0.64	0.69

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

Annual report | Retirement Living II Portfolios	7

John Hancock Retirement Living through II 2040 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	12.02%	12.27%	12.52%	12.41%	15.11%	4.21%	14.56%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.02	2.87	2.52	1.24
Net (%)	1.14	0.89	0.64	0.69

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

8	Retirement Living II Portfolios | Annual report

John Hancock Retirement Living through II 2035 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	12.00%	12.25%	12.50%	12.49%	15.11%	4.21%	14.36%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.02	2.87	2.52	1.24
Net (%)	1.14	0.89	0.64	0.69

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

Annual report | Retirement Living II Portfolios	9

John Hancock Retirement Living through II 2030 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	11.38%	11.63%	11.88%	11.77%	15.11%	4.21%	13.61%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.03	2.88	2.53	1.25
Net (%)	1.15	0.90	0.65	0.70

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

10	Retirement Living II Portfolios | Annual report

John Hancock Retirement Living through II 2025 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	10.66%	10.91%	11.06%	11.05%	15.11%	4.21%	12.62%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.05	2.90	2.55	1.27
Net (%)	1.17	0.92	0.67	0.72

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

Annual report | Retirement Living II Portfolios	11

John Hancock Retirement Living through II 2020 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	9.69%	9.94%	10.19%	10.07%	15.11%	4.21%	11.31%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.07	2.92	2.57	1.29
Net (%)	1.19	0.94	0.69	0.74

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

12	Retirement Living II Portfolios | Annual report

John Hancock Retirement Living through II 2015 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	8.64%	8.89%	9.04%	9.03%	15.11%	4.21%	10.10%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.08	2.93	2.58	1.30
Net (%)	1.20	0.95	0.70	0.75

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

Annual report | Retirement Living II Portfolios	13

John Hancock Retirement Living through II 2010 Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Performance chart

Total returns for the period ended 8-31-14

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3

Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13

Cumulative returns

Since inception	8.01%	8.25%	8.40%	8.39%	15.11%	4.21%	9.10%

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class R2*	Class R4*^	Class R6*	Class 1*
Gross (%)	3.10	2.95	2.60	1.32
Net (%)	1.22	0.97	0.72	0.77

* Expenses have been estimated for the portfolio’s first year of operations.

^ The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the portfolio’s prospectuses.

14	Retirement Living II Portfolios | Annual report

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living II Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses, which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and each portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2014 through August 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

Annual report | Retirement Living II Portfolios	15

Shareholder expense example chart

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Living through II 2055 Portfolio [3]

Class R2	Actual	$1,000.00	$1,071.00	$3.45	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,072.00	2.33	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,073.00	1.21	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.38	0.27%

Class 1	Actual	1,000.00	1,073.00	1.44	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Retirement Living through II 2050 Portfolio

Class R2	Actual	$1,000.00	$1,065.20	$4.01	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,065.10	2.71	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,067.10	1.41	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%

Class 1	Actual	1,000.00	1,067.10	1.67	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Retirement Living through II 2045 Portfolio

Class R2	Actual	$1,000.00	$1,065.20	$4.01	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,065.10	2.71	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,067.10	1.41	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%

Class 1	Actual	1,000.00	1,066.10	1.67	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Retirement Living through II 2040 Portfolio

Class R2	Actual	$1,000.00	$1,064.20	$4.01	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,065.10	2.71	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,067.10	1.41	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%

Class 1	Actual	1,000.00	1,066.10	1.67	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

16	Retirement Living II Portfolios | Annual report

Shareholder expense example chart, continued

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Living through II 2035 Portfolio

Class R2	Actual	$1,000.00	$1,064.20	$4.01	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,066.10	2.71	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R6	Actual	1,000.00	1,067.10	1.41	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%

Class 1	Actual	1,000.00	1,067.10	1.67	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Retirement Living through II 2030 Portfolio

Class R2	Actual	$1,000.00	$1,060.30	$4.10	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.02	0.79%

Class R4	Actual	1,000.00	1,061.20	2.81	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.75	0.54%

Class R6	Actual	1,000.00	1,063.20	1.51	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%

Class 1	Actual	1,000.00	1,062.20	1.77	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Retirement Living through II 2025 Portfolio

Class R2	Actual	$1,000.00	$1,055.40	$4.25	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%

Class R4	Actual	1,000.00	1,057.40	2.96	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%

Class R6	Actual	1,000.00	1,057.30	1.66	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%

Class 1	Actual	1,000.00	1,058.40	1.92	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.89	0.37%

Retirement Living through II 2020 Portfolio

Class R2	Actual	$1,000.00	$1,049.60	$4.44	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%

Class R4	Actual	1,000.00	1,051.50	3.15	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

Class R6	Actual	1,000.00	1,053.50	1.86	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%

Class 1	Actual	1,000.00	1,052.50	2.12	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%

Annual report | Retirement Living II Portfolios	17

Shareholder expense example chart, continued

				Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		3-1-2014	8-31-2014	3-1-2014–8-31-2014	Expense Ratio[2]
Retirement Living through II 2015 Portfolio

Class R2	Actual	$1,000.00	$1,044.80	$4.59	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.53	0.89%

Class R4	Actual	1,000.00	1,046.80	3.30	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.26	0.64%

Class R6	Actual	1,000.00	1,046.70	2.01	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

Class 1	Actual	1,000.00	1,046.70	2.27	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.24	0.44%

Retirement Living through II 2010 Portfolio

Class R2	Actual	$1,000.00	$1,040.80	$4.73	0.92%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%

Class R4	Actual	1,000.00	1,042.80	3.45	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%

Class R6	Actual	1,000.00	1,043.80	2.16	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.14	0.42%

Class 1	Actual	1,000.00	1,043.80	2.42	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living	Living	Living	Living	Living	Living
Period	through II	through II	through II	through II	through II	through II	through II	through II	through II	through II
ended	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
8-31-14	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%	0.08%–0.65%

3 The inception date for Retirement Living through II 2055 Portfolio is 3-26-14. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (158) and divided by 365 (to reflect the period).

18	Retirement Living II Portfolios | Annual report

Asset Allocation*

Retirement Living through II 2055 Portfolio

Affiliated Investment Companies	63.5%

Equity	63.5%

Unaffiliated Investment Companies/
Exchange Traded Funds	36.5%

Equity	31.5%

Fixed Income	5.0%

Retirement Living through II 2050 Portfolio

Affiliated Investment Companies	65.4%

Equity	65.4%

Unaffiliated Investment Companies/
Exchange Traded Funds	34.6%

Equity	29.9%

Fixed Income	4.7%

Retirement Living through II 2045 Portfolio

Affiliated Investment Companies	64.6%

Equity	64.6%

Unaffiliated Investment Companies/
Exchange Traded Funds	35.4%

Equity	28.0%

Fixed Income	7.4%

Retirement Living through II 2040 Portfolio

Affiliated Investment Companies	63.9%

Equity	63.9%

Unaffiliated Investment Companies/
Exchange Traded Funds	36.1%

Equity	31.2%

Fixed Income	4.9%

RetirementLiving through II 2035 Portfolio
Affiliated Investment Companies	63.9%

Equity	63.9%

Unaffiliated Investment Companies/
Exchange Traded Funds	36.1%

Equity	29.4%

Fixed Income	6.7%

Retirement Living through II 2030 Portfolio

Affiliated Investment Companies	59.6%

Equity	59.6%

Unaffiliated Investment Companies/
Exchange Traded Funds	40.4%

Equity	27.1%

Fixed Income	13.3%

Retirement Living through II 2025 Portfolio

Affiliated Investment Companies	55.5%

Equity	55.5%

Unaffiliated Investment Companies/
Exchange Traded Funds	44.5%

Equity	23.5%

Fixed Income	21.0%

Retirement Living through II 2020 Portfolio

Affiliated Investment Companies	48.0%

Equity	48.0%

Unaffiliated Investment Companies/
Exchange Traded Funds	52.0%

Fixed Income	32.2%

Equity	19.8%

Retirement Living through II 2015 Portfolio

Affiliated Investment Companies	39.7%

Equity	39.7%

Unaffiliated Investment Companies/
Exchange Traded Funds	60.3%

Fixed Income	43.4%

Equity	16.9%

Retirement Living through II 2010 Portfolio

Affiliated Investment Companies	31.0%

Equity	31.0%

Unaffiliated Investment Companies/
Exchange Traded Funds	69.0%

Fixed Income	54.3%

Equity	14.7%

*As a percentage of total investments on 8-31-14.

Annual report | Retirement Living II Portfolios	19

Portfolios’ investments

Retirement Living through II 2055
Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 63.3%

EQUITY 63.3%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	22,608	$315,606

UNAFFILIATED INVESTMENT COMPANIES 36.4%

EXCHANGE TRADED FUNDS 36.4%

Financial Select Sector SPDR Fund	310	7,241

iShares Barclays TIPS Bond Fund	7	807

iShares iBoxx Investment Grade Corporate Bond Fund	13	1,568

iShares JP Morgan USD Emerging Markets Bond ETF	5	578

PowerShares Senior Loan Portfolio	246	6,084

SPDR Barclays Capital High Yield Bond ETF	188	7,778

Vanguard Consumer Staples ETF	112	13,119

Vanguard Dividend Appreciation ETF	569	44,450

Vanguard Energy ETF	49	6,971

Vanguard FTSE Emerging Markets ETF	549	24,925

Vanguard Health Care ETF	96	11,252

Vanguard Information Technology ETF	139	14,099

Vanguard Intermediate-Term Bond ETF	15	1,279

Vanguard Intermediate-Term Corporate Bond ETF	43	3,747

Vanguard Materials ETF	21	2,383

Vanguard Mid-Cap ETF	109	13,208

Vanguard MSCI EAFE ETF	194	8,088

Vanguard REIT ETF	67	5,171

Vanguard Small-Cap ETF	46	5,376

Vanguard Total Bond Market ETF	37	3,055

Total investments
(Cost $466,182) 99.7%		$496,785

Other assets and liabilities, net 0.3%		1,730

TOTAL NET ASSETS 100.0%		$498,515

Percentages are based upon net assets.

Retirement Living through II 2050
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 63.7%

EQUITY 63.7%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	48,903	$682,688

UNAFFILIATED INVESTMENT COMPANIES 33.7%

EXCHANGE TRADED FUNDS 33.7%

Financial Select Sector SPDR Fund	628	14,670

iShares Barclays TIPS Bond Fund	13	1,498

iShares iBoxx Investment Grade Corporate Bond Fund	26	3,135

iShares JP Morgan USD Emerging Markets Bond ETF	10	1,156

Retirement Living through II 2050
Portfolio (continued)
	Shares	Value
EXCHANGE TRADED FUNDS (continued)

PowerShares Senior Loan Portfolio	478	$11,821

SPDR Barclays Capital High Yield Bond ETF	378	15,638

Vanguard Consumer Staples ETF	219	25,651

Vanguard Dividend Appreciation ETF	1,147	89,604

Vanguard Energy ETF	97	13,800

Vanguard FTSE Emerging Markets ETF	1,115	50,621

Vanguard Health Care ETF	196	22,973

Vanguard Information Technology ETF	283	28,705

Vanguard Intermediate-Term Bond ETF	30	2,558

Vanguard Intermediate-Term Corporate Bond ETF	85	7,408

Vanguard Materials ETF	40	4,540

Vanguard Mid-Cap ETF	210	25,446

Vanguard MSCI EAFE ETF	378	15,759

Vanguard REIT ETF	131	10,111

Vanguard Small-Cap ETF	88	10,285

Vanguard Total Bond Market ETF	73	6,028

Total investments
(Cost $996,379) 97.4%		$1,044,095

Other assets and liabilities, net 2.6%		27,689

TOTAL NET ASSETS 100.0%		$1,071,784

Percentages are based upon net assets.

Retirement Living through II 2045
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 63.7%

EQUITY 63.7%
Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	79,808	$1,114,115

UNAFFILIATED INVESTMENT COMPANIES 34.9%

EXCHANGE TRADED FUNDS 34.9%

Financial Select Sector SPDR Fund	1,062	24,806

iShares Barclays TIPS Bond Fund	23	2,651

iShares iBoxx Investment Grade Corporate Bond Fund	44	5,306

iShares JP Morgan USD Emerging Markets Bond ETF	16	1,850

PowerShares Senior Loan Portfolio	810	20,031

SPDR Barclays Capital High Yield Bond ETF	642	26,560

Vanguard Consumer Staples ETF	369	43,221

Vanguard Dividend Appreciation ETF	1,943	151,787

Vanguard Energy ETF	164	23,332

Vanguard FTSE Emerging Markets ETF	1,871	84,943

Vanguard Health Care ETF	331	38,797

Vanguard Information Technology ETF	472	47,875

Vanguard Intermediate-Term Bond ETF	51	4,349

Vanguard Intermediate-Term Corporate Bond ETF	144	12,550

20	Retirement Living II Portfolios | Annual report	See notes to financial statements

Retirement Living through II 2045
Portfolio
(continued)
	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Materials ETF	68	$7,717

Vanguard Mid-Cap ETF	356	43,137

Vanguard MSCI EAFE ETF	639	26,640

Vanguard REIT ETF	222	17,134

Vanguard Small-Cap ETF	150	17,531

Vanguard Total Bond Market ETF	124	10,240

Total investments
(Cost $1,669,967) 98.6%		$1,724,572

Other assets and liabilities, net 1.4%		24,998

TOTAL NET ASSETS 100.0%		$1,749,570

Percentages are based upon net assets.

Retirement Living through II 2040
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 63.7%

EQUITY 63.7%
Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	108,578	$1,515,754

UNAFFILIATED INVESTMENT COMPANIES 35.9%

EXCHANGE TRADED FUNDS 35.9%

Financial Select Sector SPDR Fund	1,486	34,712

iShares Barclays TIPS Bond Fund	32	3,688

iShares iBoxx Investment Grade Corporate Bond Fund	62	7,476

iShares JP Morgan USD Emerging Markets Bond ETF	22	2,544

PowerShares Senior Loan Portfolio	1,132	27,994

SPDR Barclays Capital High Yield Bond ETF	897	37,109

Vanguard Consumer Staples ETF	516	60,439

Vanguard Dividend Appreciation ETF	2,716	212,174

Vanguard Energy ETF	231	32,864

Vanguard FTSE Emerging Markets ETF	2,766	125,576

Vanguard Health Care ETF	462	54,151

Vanguard Information Technology ETF	662	67,147

Vanguard Intermediate-Term Bond ETF	72	6,140

Vanguard Intermediate-Term Corporate Bond ETF	202	17,604

Vanguard Materials ETF	95	10,782

Vanguard Mid-Cap ETF	498	60,343

Vanguard MSCI EAFE ETF	742	30,934

Vanguard REIT ETF	311	24,003

Vanguard Small-Cap ETF	209	24,426

Vanguard Total Bond Market ETF	174	14,369

Total investments
(Cost $2,299,331) 99.6%		$2,370,229

Other assets and liabilities, net 0.4%		10,445

TOTAL NET ASSETS 100.0%		$2,380,674

Percentages are based upon net assets.

Retirement Living through II 2035
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 62.3%

EQUITY 62.3%
Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	126,919	$1,771,796

UNAFFILIATED INVESTMENT COMPANIES 35.2%

EXCHANGE TRADED FUNDS 35.2%

Financial Select Sector SPDR Fund	1,655	38,659

iShares Barclays TIPS Bond Fund	51	5,878

iShares iBoxx Investment Grade Corporate Bond Fund	99	11,937

iShares JP Morgan USD Emerging Markets Bond ETF	49	5,666

PowerShares Senior Loan Portfolio	1,792	44,316

SPDR Barclays Capital High Yield Bond ETF	1,381	57,132

Vanguard Consumer Staples ETF	577	67,584

Vanguard Dividend Appreciation ETF	3,055	238,657

Vanguard Energy ETF	253	35,994

Vanguard FTSE Emerging Markets ETF	3,014	136,836

Vanguard Health Care ETF	509	59,660

Vanguard Information Technology ETF	728	73,841

Vanguard Intermediate-Term Bond ETF	114	9,722

Vanguard Intermediate-Term Corporate Bond ETF	319	27,801

Vanguard Materials ETF	105	11,916

Vanguard Mid-Cap ETF	547	66,280

Vanguard MSCI EAFE ETF	778	32,435

Vanguard REIT ETF	349	26,936

Vanguard Small-Cap ETF	219	25,595

Vanguard Total Bond Market ETF	275	22,710

Total investments
Cost $2,708,678) 97.5%		$2,771,351

Other assets and liabilities, net 2.5%		71,311

TOTAL NET ASSETS 100.0%		$2,842,662

Percentages are based upon net assets.

Retirement Living through II 2030
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 57.6%

EQUITY 57.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	164,534	$2,296,894

UNAFFILIATED INVESTMENT COMPANIES 39.0%

EXCHANGE TRADED FUNDS 39.0%

Financial Select Sector SPDR Fund	2,069	48,334

iShares Barclays TIPS Bond Fund	142	16,366

iShares iBoxx Investment Grade Corporate Bond Fund	273	32,918

iShares JP Morgan USD Emerging Markets Bond ETF	91	10,522

PowerShares Senior Loan Portfolio	4,947	122,339

SPDR Barclays Capital High Yield Bond ETF	3,937	162,874

Vanguard Consumer Staples ETF	793	92,884

Vanguard Dividend Appreciation ETF	4,317	337,244

See notes to financial statements	Annual report | Retirement Living II Portfolios	21

Retirement Living through II 2030
Portfolio
(continued)
	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Energy ETF	308	$43,819

Vanguard FTSE Emerging Markets ETF	3,373	153,134

Vanguard Health Care ETF	692	81,109

Vanguard Information Technology ETF	929	94,228

Vanguard Intermediate-Term Bond ETF	316	26,948

Vanguard Intermediate-Term Corporate Bond ETF	882	76,866

Vanguard Materials ETF	128	14,527

Vanguard Mid-Cap ETF	674	81,669

Vanguard MSCI EAFE ETF	874	36,437

Vanguard REIT ETF	494	38,127

Vanguard Small-Cap ETF	183	21,387

Vanguard Total Bond Market ETF	761	62,843

Total investments (Cost $3,780,030) 96.6%		$3,851,469

Other assets and liabilities, net 3.4%		133,877

TOTAL NET ASSETS 100.0%		$3,985,346

Percentages are based upon net assets.

Retirement Living through II 2025
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 51.6%

EQUITY 51.6%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	175,552	$2,450,712

UNAFFILIATED INVESTMENT COMPANIES 41.3%

EXCHANGE TRADED FUNDS 41.3%

Financial Select Sector SPDR Fund	2,005	46,837

iShares Barclays TIPS Bond Fund	243	28,006

iShares iBoxx Investment Grade Corporate Bond Fund	549	66,198

iShares JP Morgan USD Emerging Markets Bond ETF	143	16,535

PowerShares Senior Loan Portfolio	8,215	203,157

SPDR Barclays Capital High Yield Bond ETF	6,730	278,420

Vanguard Consumer Staples ETF	867	101,552

Vanguard Dividend Appreciation ETF	4,770	372,632

Vanguard Energy ETF	308	43,819

Vanguard FTSE Emerging Markets ETF	2,698	122,489

Vanguard Health Care ETF	687	80,523

Vanguard Information Technology ETF	930	94,330

Vanguard Intermediate-Term Bond ETF	632	53,897

Vanguard Intermediate-Term Corporate Bond ETF	1,766	153,907

Vanguard Materials ETF	127	14,413

Vanguard Mid-Cap ETF	605	73,308

Vanguard MSCI EAFE ETF	723	30,142

Vanguard REIT ETF	572	44,147

Retirement Living through II 2025
Portfolio
(continued)
	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Vanguard Small-Cap ETF	99	$11,570

Vanguard Total Bond Market ETF	1,524	125,852

Total investments
(Cost $4,326,082) 92.9%		$4,412,446

Other assets and liabilities, net 7.1%		336,943

TOTAL NET ASSETS 100.0%		$4,749,389

Percentages are based upon net assets.

Retirement Living through II 2020
Portfolio
As of 8-31-14

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G)3 43.6%

EQUITY 43.6%
Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	76,926	$1,073,886

UNAFFILIATED INVESTMENT COMPANIES 47.1%

EXCHANGE TRADED FUNDS 47 .1%

Financial Select Sector SPDR Fund	832	19,438

iShares Barclays TIPS Bond Fund	176	20,284

iShares iBoxx Investment Grade Corporate Bond Fund	480	57,878

iShares JP Morgan USD Emerging Markets Bond ETF	85	9,829

PowerShares Senior Loan Portfolio	5,633	139,304

SPDR Barclays Capital High Yield Bond ETF	4,847	200,520

Vanguard Consumer Staples ETF	402	47,086

Vanguard Dividend Appreciation ETF	2,044	159,677

Vanguard Energy ETF	150	21,341

Vanguard FTSE Emerging Markets ETF	956	43,402

Vanguard Health Care ETF	300	35,163

Vanguard Information Technology ETF	408	41,383

Vanguard Intermediate-Term Bond ETF	551	46,989

Vanguard Intermediate-Term Corporate Bond ETF	1,542	134,385

Vanguard Materials ETF	62	7,036

Vanguard Mid-Cap ETF	195	23,628

Vanguard MSCI EAFE ETF	369	15,384

Vanguard REIT ETF	310	23,926

Vanguard Small-Cap ETF	40	4,675

Vanguard Total Bond Market ETF	1,330	109,831

Total investments
(Cost $2,173,791) 90.7%		$2,235,045

Other assets and liabilities, net 9.3%		229,978

TOTAL NET ASSETS 100.0%		$2,465,023

Percentages are based upon net assets.

22	Retirement Living II Portfolios | Annual report	See notes to financial statements

Retirement Living through II 2015
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 36.2%

EQUITY 36.2%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	51,596	$720,277

UNAFFILIATED INVESTMENT COMPANIES	55.0%

EXCHANGE TRADED FUNDS 55.0%

iShares Barclays TIPS Bond Fund	178	20,515

iShares iBoxx Investment Grade Corporate Bond Fund	568	68,489

iShares JP Morgan USD Emerging Markets Bond ETF	89	10,291

PowerShares Senior Loan Portfolio	5,748	142,148

SPDR Barclays Capital High Yield Bond ETF	4,864	201,224

Vanguard Consumer Staples ETF	331	38,770

Vanguard Dividend Appreciation ETF	1,916	149,678

Vanguard Energy ETF	111	15,792

Vanguard FTSE Emerging Markets ETF	497	22,564

Vanguard Health Care ETF	238	27,896

Vanguard Intermediate-Term Bond ETF	653	55,688

Vanguard Intermediate-Term Corporate Bond ETF	1,827	159,221

Vanguard Materials ETF	46	5,221

Vanguard Mid-Cap ETF	121	14,662

Vanguard MSCI EAFE ETF	308	12,841

Vanguard REIT ETF	244	18,832

Vanguard Total Bond Market ETF	1,574	129,981

Total investments
(Cost $1,778,930) 91.2%		$1,814,090

Other assets and liabilities, net 8.8%		175,938

TOTAL NET ASSETS 100.0%		$1,990,028

Percentages are based upon net assets.

Retirement Living through II 2010
Portfolio
As of 8-31-14
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) 30.2%

EQUITY 30.2%

Strategic Equity Allocation, Class NAV
(John Hancock1) (A)	78,301	$1,093,078

UNAFFILIATED INVESTMENT COMPANIES 67.2%

EXCHANGE TRADED FUNDS 67.2%

iShares Barclays TIPS Bond Fund	404	46,561

iShares iBoxx Investment Grade Corporate Bond Fund	1,453	175,203

iShares JP Morgan USD Emerging Markets Bond ETF	213	24,629

PowerShares Senior Loan Portfolio	13,379	330,863

SPDR Barclays Capital High Yield Bond ETF	11,012	455,566

Vanguard Consumer Staples ETF	667	78,126

Vanguard Dividend Appreciation ETF	3,554	277,638

Vanguard Energy ETF	189	26,889

Vanguard FTSE Emerging Markets ETF	470	21,338

Vanguard Health Care ETF	454	53,213

Vanguard Intermediate-Term Bond ETF	1,679	143,185

Vanguard Intermediate-Term Corporate Bond ETF	4,690	408,734

Vanguard Materials ETF	78	8,852

Vanguard Mid-Cap ETF	149	18,054

Vanguard REIT ETF	448	34,577

Vanguard Total Bond Market ETF	4,047	334,201

Total investments
(Cost $3,477,525) 97.4%		$3,530,707

Other assets and liabilities, net 2.6%		93,868

TOTAL NET ASSETS 100.0%		$3,624,575

Percentages are based upon net assets.

Footnote Legend:
(A) The subadvisor is an affiliate of the advisor.
(G) The portfolio’s subadvisor is shown parenthetically.
1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

See notes to financial statements	Annual report | Retirement Living II Portfolios	23

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 8-31-14

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living
	through II	through II	through II	through II
	2055 Portfolio	2050 Portfolio	2045 Portfolio	2040 Portfolio
Assets

Investments in unaffiliated issuers, at value	$181,179	$361,407	$610,457	$854,475
Investments in affiliated funds, at value	315,606	682,688	1,114,115	1,515,754
Total investments, at value	496,785	1,044,095	1,724,572	2,370,229
Cash	52,464	69,719	72,096	72,738
Receivable for investments sold	4,446	788	—	—
Receivable for fund shares sold	4,869	79,889	73,047	35,652
Receivable due from advisor	635	3,320	3,351	2,359
Other assets	56,652	23,325	23,327	23,330
Total assets	615,851	1,221,136	1,896,393	2,504,308

Liabilities

Payable for investments purchased	3,349	52,400	49,828	26,596
Payable to affiliates
Accounting and legal services fees	12	20	34	47
Transfer agent fees	10	10	10	10
Other liabilities and accrued expenses	113,965	96,922	96,951	96,981
Total liabilities	117,336	149,352	146,823	123,634

Net assets	$498,515	$1,071,784	$1,749,570	$2,380,674

Net assets consist of

Paid-in capital	$467,582	$1,024,091	$1,695,362	$2,309,799
Undistributed net investment income (loss)	240	—	—	—
Accumulated undistributed net realized gain (loss) on investments	90	(23)	(397)	(23)
Net unrealized appreciation (depreciation) on investments	30,603	47,716	54,605	70,898
Net assets	$498,515	$1,071,784	$1,749,570	$2,380,674
Investments in unaffiliated issuers, at cost	$170,128	$342,587	$588,350	$825,897
Investments in affiliated funds, at cost	$296,054	$653,792	$1,081,617	$1,473,434

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2: Net assets	$107,098	$107,866	$107,867	$107,849
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.71	$10.79	$10.79	$10.78
Class R4: Net assets	$107,214	$108,046	$108,048	$108,029
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.72	$10.80	$10.80	$10.80
Class R6: Net assets	$107,329	$108,221	$108,222	$108,203
Shares outstanding	10,000	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.73	$10.82	$10.82	$10.82
Class 1: Net assets	$176,874	$747,651	$1,425,433	$2,056,593
Shares outstanding	16,485	69,125	131,811	190,198
Net asset value, offering and redemption price per share	$10.73	$10.82	$10.81	$10.81

24	Retirement Living II Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-14

Continued

	Retirement	Retirement	Retirement
	Living	Living	Living
	through II	through II	through II
	2035 Portfolio	2030 Portfolio	2025 Portfolio
Assets

Investments in unaffiliated issuers, at value	$999,555	$1,554,575	$1,961,734
Investments in affiliated funds, at value	1,771,796	2,296,894	2,450,712
Total investments, at value	2,771,351	3,851,469	4,412,446
Cash	73,640	74,197	73,793
Receivable for fund shares sold	192,692	324,931	686,896
Receivable due from advisor	2,372	2,399	2,407
Other assets	23,327	23,332	23,334
Total assets	3,063,382	4,276,328	5,198,876

Liabilities

Payable for investments purchased	123,667	193,862	352,339
Payable to affiliates
Accounting and legal services fees	50	70	80
Transfer agent fees	10	10	10
Other liabilities and accrued expenses	96,993	97,040	97,058
Total liabilities	220,720	290,982	449,487

Net assets	$2,842,662	$3,985,346	$4,749,389

Net assets consist of

Paid-in capital	$2,780,043	$3,914,010	$4,663,537
Undistributed net investment income (loss)	—	—	—
Accumulated undistributed net realized gain (loss) on investments	(54)	(103)	(512)
Net unrealized appreciation (depreciation) on investments	62,673	71,439	86,364
Net assets	$2,842,662	$3,985,346	$4,749,389
Investments in unaffiliated issuers, at cost	$972,156	$1,522,926	$1,924,918
Investments in affiliated funds, at cost	$1,736,522	$2,257,104	$2,401,164

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2: Net assets	$107,836	$107,315	$106,679
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.78	$10.73	$10.67
Class R4: Net assets	$108,016	$107,494	$106,858
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.80	$10.75	$10.69
Class R6: Net assets	$108,190	$107,668	$107,030
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.82	$10.77	$10.70
Class 1: Net assets	$2,518,620	$3,662,869	$4,428,822
Shares outstanding	232,830	340,380	413,924
Net asset value, offering and redemption price per share	$10.82	$10.76	$10.70

See notes to financial statements	Annual report | Retirement Living II Portfolios	25

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 8-31-14

Continued

	Retirement	Retirement	Retirement
	Living	Living	Living
	through II	through II	through II
	2020 Portfolio	2015 Portfolio	2010 Portfolio
Assets

Investments in unaffiliated issuers, at value	$1,161,159	$1,093,813	$2,437,629
Investments in affiliated funds, at value	1,073,886	720,277	1,093,078
Total investments, at value	2,235,045	1,814,090	3,530,707
Cash	72,647	70,915	703,656
Receivable for investments sold	—	—	78
Receivable for fund shares sold	408,620	276,280	135,991
Receivable due from advisor	2,342	2,334	2,343
Other assets	23,329	23,327	23,332
Total assets	2,741,983	2,186,946	4,396,107

Liabilities

Payable for investments purchased	179,933	99,908	674,464
Payable to affiliates
Accounting and legal services fees	41	35	54
Transfer agent fees	10	9	9
Other liabilities and accrued expenses	96,976	96,966	97,005
Total liabilities	276,960	196,918	771,532

Net assets	$2,465,023	$1,990,028	$3,624,575

Net assets consist of

Paid-in capital	$2,405,511	$1,957,948	$3,568,490
Undistributed net investment income (loss)	—	—	824
Accumulated undistributed net realized gain (loss) on investments	(1,742)	(3,080)	2,079
Net unrealized appreciation (depreciation) on investments	61,254	35,160	53,182
Net assets	$2,465,023	$1,990,028	$3,624,575
Investments in unaffiliated issuers, at cost	$1,134,847	$1,076,231	$2,413,400
Investments in affiliated funds, at cost	$1,038,944	$702,699	$1,064,125

Net asset value per share

The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2: Net assets	$105,927	$104,980	$104,498
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.59	$10.50	$10.45
Class R4: Net assets	$106,104	$105,155	$104,672
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.61	$10.52	$10.47
Class R6: Net assets	$106,275	$105,324	$104,841
Shares outstanding	10,000	10,000	10,000
Net asset value, offering and redemption price per share	$10.63	$10.53	$10.48
Class 1: Net assets	$2,146,717	$1,674,569	$3,310,564
Shares outstanding	202,091	159,069	316,017
Net asset value, offering and redemption price per share	$10.62	$10.53	$10.48

26	Retirement Living II Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-14

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2055 Portfolio[1]	2050 Portfolio[2]	2045 Portfolio[2]	2040 Portfolio[2]	2035 Portfolio[2]
Investment income

Income distributions received from affiliated
underlying funds	—	$3,957	$3,957	$3,957	$3,874
Dividends	$988	3,142	3,355	4,080	3,978

Total investment income	988	7,099	7,312	8,037	7,852

Expenses

Investment management fees	423	953	1,187	1,480	1,496
Distribution and service fees	255	511	565	632	627
Transfer agent fees	26	49	49	49	49
Accounting and legal services fees	26	57	70	88	87
State registration fees	23,078	39,660	39,660	39,660	39,660
Professional fees	31,525	32,712	32,714	32,717	32,717
Printing and postage	290	289	289	289	289
Custodian fees	4,542	9,175	9,175	9,175	9,175
Trustees’ fees	3	4	5	5	5
Registration and filing fees	24,754	18,258	18,294	17,310	17,322
Other	3,686	4,582	4,581	4,582	4,582

Total expenses before reductions	88,608	106,250	106,589	105,987	106,009

Net expense reductions	(87,718)	(104,357)	(104,356)	(103,325)	(103,341)
Total expenses	890	1,893	2,233	2,662	2,668

Net investment income	98	5,206	5,079	5,375	5,184

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	99	164	226	147	196
Investments in affiliated underlying funds	(9)	156	40	156	224
Capital gain distributions received from unaffiliated
underlying funds	—	30	30	30	42
Capital gain distributions received from affiliated
underlying funds	—	4,063	4,063	4,063	3,977
	90	4,413	4,359	4,396	4,439
Change in net unrealized appreciation of
Investments in unaffiliated issuers	11,051	18,820	22,107	28,578	27,399
Investments in affiliated underlying funds	19,552	28,896	32,498	42,320	35,274
	30,603	47,716	54,605	70,898	62,673
Net realized and unrealized gain	30,693	52,129	58,964	75,294	67,112

Increase in net assets from operations	$30,791	$57,335	$64,043	$80,669	$72,296

1 Period from 3-26-14 (commencement of operations) to 8-31-14.
2 Period from 11-7-13 (commencement of operations) to 8-31-14.

See notes to financial statements	Annual report | Retirement Living II Portfolios	27

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 8-31-14

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2030 Portfolio[1]	2025 Portfolio[1]	2020 Portfolio[1]	2015 Portfolio[1]	2010 Portfolio[1]
Investment income

Income distributions received from affiliated
underlying funds	$3,579	$3,201	$2,698	$2,236	$1,862
Dividends	6,426	10,094	9,970	9,214	16,005

Total investment income	10,005	13,295	12,668	11,450	17,867

Expenses

Investment management fees	2,107	2,639	2,034	1,862	3,041
Distribution and service fees	724	777	620	562	702
Transfer agent fees	49	49	48	48	48
Accounting and legal services fees	110	126	86	70	105
State registration fees	39,660	39,661	39,660	39,661	39,660
Professional fees	32,721	32,722	32,711	32,707	32,710
Printing and postage	289	289	289	290	289
Custodian fees	9,175	9,175	9,175	9,175	9,175
Trustees’ fees	5	5	4	4	5
Registration and filing fees	17,362	17,378	17,299	17,286	17,320
Other	4,581	4,580	4,582	4,579	4,079

Total expenses before reductions	106,783	107,401	106,508	106,244	107,134

Net expense reductions	(103,311)	(103,290)	(103,316)	(103,341)	(102,773)
Total expenses	3,472	4,111	3,192	2,903	4,361

Net investment income	6,533	9,184	9,476	8,547	13,506

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	88	(51)	(410)	(1,951)	(48)
Investments in affiliated underlying funds	236	114	(514)	(659)	314
Capital gain distributions received from unaffiliated
underlying funds	86	159	272	384	484
Capital gain distributions received from affiliated
underlying funds	3,675	3,286	2,769	2,296	1,911
	4,085	3,508	2,117	70	2,661
Change in net unrealized appreciation of
Investments in unaffiliated issuers	31,649	36,816	26,312	17,582	24,229
Investments in affiliated underlying funds	39,790	49,548	34,942	17,578	28,953
	71,439	86,364	61,254	35,160	53,182
Net realized and unrealized gain	75,524	89,872	63,371	35,230	55,843

Increase in net assets from operations	$82,057	$99,056	$72,847	$43,777	$69,349

1 Period from 11-7-13 (commencement of operations) to 8-31-14.

28	Retirement Living II Portfolios | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last period. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2055 Portfolio	2050 Portfolio	2045 Portfolio	2040 Portfolio	2035 Portfolio
	Period ended 8-31-14[1]	Period ended 8-31-14[2]	Period ended 8-31-14[2]	Period ended 8-31-14[2]	Period ended 8-31-14[2]
Increase (decrease) in net assets

From operations
Net investment income	$98	$5,206	$5,079	$5,375	$5,184
Net realized gain	90	4,413	4,359	4,396	4,439

Change in net unrealized appreciation	30,603	47,716	54,605	70,898	62,673
Increase in net assets resulting
from operations	30,791	57,335	64,043	80,669	72,296

Distributions to shareholders
From net investment income
Class R2	—	(2,146)	(2,196)	(2,184)	(2,159)
Class R4	—	(2,168)	(2,219)	(2,206)	(2,182)
Class R6	—	(2,191)	(2,242)	(2,230)	(2,206)
Class 1	—	(2,186)	(2,228)	(2,225)	(2,200)
From net realized gain
Class R2	—	(272)	(272)	(272)	(267)
Class R4	—	(272)	(272)	(272)	(267)
Class R6	—	(272)	(272)	(272)	(267)
Class 1	—	(272)	(272)	(272)	(267)
From tax return of capital
Class R2	—	(1,511)	(1,461)	(1,473)	(1,478)
Class R4	—	(1,527)	(1,476)	(1,489)	(1,493)
Class R6	—	(1,543)	(1,492)	(1,504)	(1,508)
Class 1	—	(1,540)	(1,488)	(1,501)	(1,506)

Total distributions	—	(15,900)	(15,890)	(15,900)	(15,800)
From portfolio share transactions	467,724	1,030,349	1,701,417	2,315,905	2,786,166

Total increase	498,515	1,071,784	1,749,570	2,380,674	2,842,662

Net assets

Beginning of period	—	—	—	—	—

End of period	$498,515	$1,071,784	$1,749,570	$2,380,674	$2,842,662

Undistributed net investment income (loss)	$240	—	—	—	—

1Period from 3-26-14 (commencement of operations) to 8-31-14.
2Period from 11-7-13 (commencement of operations) to 8-31-14.

See notes to financial statements	Annual report | Retirement Living II Portfolios	29

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Retirement	Retirement	Retirement	Retirement	Retirement
	Living	Living	Living	Living	Living
	through II	through II	through II	through II	through II
	2030 Portfolio	2025 Portfolio	2020 Portfolio	2015 Portfolio	2010 Portfolio
	Period ended 8-31-14[1]	Period ended 8-31-14[1]	Period ended 8-31-14[1]	Period ended 8-31-14[1]	Period ended 8-31-14[1]
Increase (decrease) in net assets

From operations
Net investment income	$6,533	$9,184	$9,476	$8,547	$13,506
Net realized gain	4,085	3,508	2,117	70	2,661
Change in net unrealized appreciation	71,439	86,364	61,254	35,160	53,182
Increase in net assets resulting
from operations	82,057	99,056	72,847	43,777	69,349

Distributions to shareholders

From net investment income
Class R2	(2,435)	(3,479)	(3,359)	(2,753)	(3,159)
Class R4	(2,461)	(3,517)	(3,397)	(2,785)	(3,197)
Class R6	(2,488)	(3,556)	(3,436)	(2,818)	(3,234)
Class 1	(2,483)	(3,548)	(3,428)	(2,811)	(3,227)
From net realized gain
Class R2	(248)	(225)	(195)	(167)	(146)
Class R4	(248)	(225)	(195)	(167)	(146)
Class R6	(248)	(225)	(195)	(167)	(146)
Class 1	(248)	(225)	(195)	(167)	(146)
From tax return of capital
Class R2	(1,121)	—	—	(509)	—
Class R4	(1,133)	—	—	(515)	—
Class R6	(1,145)	—	—	(521)	—
Class 1	(1,142)	—	—	(520)	—

Total distributions	(15,400)	(15,000)	(14,400)	(13,900)	(13,401)
From portfolio share transactions	3,918,689	4,665,333	2,406,576	1,960,151	3,568,627

Total increase	3,985,346	4,749,389	2,465,023	1,990,028	3,624,575

Net assets

Beginning of period	—	—	—	—	—

End of period	$3,985,346	$4,749,389	$2,465,023	$1,990,028	$3,624,575

Undistributed net investment income (loss)	—	—	—	—	$824

1Period from 11-7-13 (commencement of operations) to 8-31-14.

30	Retirement Living II Portfolios | Annual report	See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the commencement of operations.

Retirement Living through II 2055 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	(0.01)	0.72	0.71	—	—	—	—	10.71	7.10[6]	50.10[7]	0.77[7]	(0.26)[7]	107	6

CLASS R4

08-31-2014[5]	10.00	—[8]	0.72	0.72	—	—	—	—	10.72	7.20[6]	50.18[7]	0.52[7]	(0.01)[7]	107	6

CLASS R6

08-31-2014[5]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30[6]	51.42[7]	0.27[7]	0.23[7]	107	6

CLASS 1

08-31-2014[5]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30[6]	33.10[7]	0.32[7]	0.19[7]	177	6

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 3-26-14 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.
8 Less than $0.005 per share.

Retirement Living through II 2050 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.10	1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13[6]	31.13[7]	0.77[7]	1.24[7]	108	4

CLASS R4

08-31-2014[5]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27[6]	31.17[7]	0.52[7]	1.48[7]	108	4

CLASS R6

08-31-2014[5]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52[6]	31.10[7]	0.27[7]	1.73[7]	108	4

CLASS 1

08-31-2014[5]	10.00	0.07	1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51[6]	15.06[7]	0.32[7]	0.79[7]	748	4

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

See notes to financial statements	Annual report | Retirement Living II Portfolios	31

Financial highlights

Continued

Retirement Living through II 2045 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.10	1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13[6]	28.21[7]	0.77[7]	1.24[7]	108	10

CLASS R4

08-31-2014[5]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27[6]	28.26[7]	0.52[7]	1.49[7]	108	10

CLASS R6

08-31-2014[5]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52[6]	28.18[7]	0.27[7]	1.73[7]	108	10

CLASS 1

08-31-2014[5]	10.00	0.04	1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41[6]	12.15[7]	0.32[7]	0.46[7]	1,425	10

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

Retirement Living through II 2040 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.10	1.07	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.02[6]	25.72[7]	0.77[7]	1.24[7]	108	3

CLASS R4

08-31-2014[5]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27[6]	25.76[7]	0.52[7]	1.48[7]	108	3

CLASS R6

08-31-2014[5]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52[6]	25.69[7]	0.27[7]	1.73[7]	108	3

CLASS 1

08-31-2014[5]	10.00	0.03	1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41[6]	9.65[7]	0.32[7]	0.38[7]	2,057	3

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

32	Retirement Living II Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2035 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.11	1.06	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.00[6]	25.87[7]	0.77[7]	1.27[7]	108	6

CLASS R4

08-31-2014[5]	10.00	0.13	1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25[6]	25.92[7]	0.52[7]	1.52[7]	108	6

CLASS R6

08-31-2014[5]	10.00	0.15	1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50[6]	25.84[7]	0.27[7]	1.76[7]	108	6

CLASS 1

08-31-2014[5]	10.00	0.03	1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49[6]	9.80[7]	0.32[7]	0.33[7]	2,519	6

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

Retirement Living through II 2030 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.12	0.99	1.11	(0.25)	(0.02)	(0.11)	(0.38)	10.73	11.38[6]	23.79[7]	0.79[7]	1.38[7]	107	4

CLASS R4

08-31-2014[5]	10.00	0.14	0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63[6]	23.83[7]	0.54[7]	1.63[7]	107	4

CLASS R6

08-31-2014[5]	10.00	0.16	1.00	1.16	(0.26)	(0.02)	(0.11)	(0.39)	10.77	11.88[6]	23.76[7]	0.29[7]	1.88[7]	108	4

CLASS 1

08-31-2014[5]	10.00	0.03	1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77[6]	7.69[7]	0.34[7]	0.40[7]	3,663	4

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio.
The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

See notes to financial statements	Annual report | Retirement Living II Portfolios	33

Financial highlights

Continued

Retirement Living through II 2025 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.13	0.91	1.04	(0.35)	(0.02)	—	(0.37)	10.67	10.66[6]	23.04[7]	0.82[7]	1.52[7]	107	9

CLASS R4

08-31-2014[5]	10.00	0.15	0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91[6]	23.08[7]	0.57[7]	1.77[7]	107	9

CLASS R6

08-31-2014[5]	10.00	0.17	0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06[6]	23.01[7]	0.32[7]	2.01[7]	107	9

CLASS 1

08-31-2014[5]	10.00	0.05	1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05[6]	6.90[7]	0.37[7]	0.66[7]	4,429	9

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

Retirement Living through II 2020 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.14	0.81	0.95	(0.34)	(0.02)	—	(0.36)	10.59	9.69[6]	26.22[7]	0.86[7]	1.69[7]	106	68

CLASS R4

08-31-2014[5]	10.00	0.16	0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94[6]	26.26[7]	0.61[7]	1.94[7]	106	68

CLASS R6

08-31-2014[5]	10.00	0.18	0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19[6]	26.19[7]	0.36[7]	2.19[7]	106	68

CLASS 1

08-31-2014[5]	10.00	0.09	0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07[6]	10.03[7]	0.41[7]	1.13[7]	2,147	68

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

34	Retirement Living II Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Retirement Living through II 2015 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.15	0.69	0.84	(0.27)	(0.02)	(0.05)	(0.34)	10.50	8.64[6]	28.35[7]	0.89[7]	1.84[7]	105	108

CLASS R4

08-31-2014[5]	10.00	0.17	0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89[6]	28.39[7]	0.64[7]	2.09[7]	105	108

CLASS R6

08-31-2014[5]	10.00	0.19	0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04[6]	28.33[7]	0.39[7]	2.34[7]	105	108

CLASS 1

08-31-2014[5]	10.00	0.09	0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03[6]	12.09[7]	0.44[7]	1.13[7]	1,675	108

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

Retirement Living through II 2010 Portfolio

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net
			realized	Total
	Net asset	Net	and	from	From net									Net
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	assets,
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	end of	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	period (in	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(loss)(%)[2]	thousands)	(%)

CLASS R2

08-31-2014[5]	10.00	0.15	0.63	0.78	(0.32)	(0.01)	—	(0.33)	10.45	8.01[6]	24.38[7]	0.92[7]	1.79[7]	104	12

CLASS R4

08-31-2014[5]	10.00	0.17	0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25[6]	24.42[7]	0.67[7]	2.04[7]	105	12

CLASS R6

08-31-2014[5]	10.00	0.19	0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40[6]	24.35[7]	0.42[7]	2.29[7]	105	12

CLASS 1

08-31-2014[5]	10.00	0.12	0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39[6]	8.07[7]	0.47[7]	1.46[7]	3,311	12

1 Based on average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%–0.65% for the period ended 8-31-14.
5 Period from 11-7-13 (commencement of operations) to 8-31-14.
6 Not annualized.
7 Annualized.

See notes to financial statements	Annual report | Retirement Living II Portfolios	35

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living II Portfolios or the portfolios, and each individually the portfolio) are presented in this report. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as “fund of fund” that invest in other series of the Trust, other funds in the John Hancock group of funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R2 shares and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Retirement Living Portfolios II commenced operations on November 7, 2013 with the exception of Retirement Living through II 2055 Portfolio, which commenced operations on March 26, 2014.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios intend to qualify as an investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

36	Retirement Living II Portfolios | Annual report

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the period ended August 31, 2014, the portfolios had no borrowings under the line of credit.

The commitment fees for the period ended August 31, 2014 were as follows:

Portfolio	Amount

Retirement Living through II 2055	$215
Retirement Living through II 2050	325
Retirement Living through II 2045	325
Retirement Living through II 2040	325
Retirement Living through II 2035	325
Retirement Living through II 2030	325
Retirement Living through II 2025	325
Retirement Living through II 2020	325
Retirement Living through II 2015	325
Retirement Living through II 2010	325

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2014, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Living through II 2055 Portfolio	$466,237	$30,574	($26)	$30,548
Retirement Living through II 2050 Portfolio	996,402	47,794	(101)	47,693
Retirement Living through II 2045 Portfolio	1,670,364	54,612	(404)	54,208
Retirement Living through II 2040 Portfolio	2,299,354	71,459	(584)	70,875
Retirement Living through II 2035 Portfolio	2,708,732	63,202	(583)	62,619
Retirement Living through II 2030 Portfolio	3,780,133	72,724	(1,388)	71,336
Retirement Living through II 2025 Portfolio	4,326,594	87,371	(1,519)	85,852
Retirement Living through II 2020 Portfolio	2,175,533	59,834	(322)	59,512
Retirement Living through II 2015 Portfolio	1,782,010	32,352	(272)	32,080
Retirement Living through II 2010 Portfolio	3,477,979	53,890	(1,162)	52,728

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Annual report | Retirement Living II Portfolios	37

During the period ended August 31, 2014, the tax character of distributions paid was as follows:

Portfolio	Ordinary Income	Capital Gains	Capital	Total

Retirement Living through II 2050	$6,774	$3,006	$6,120	$15,900
Retirement Living through II 2045	6,967	3,006	5,917	15,890
Retirement Living through II 2040	6,926	3,006	5,968	15,900
Retirement Living through II 2035	6,862	2,953	5,985	15,800
Retirement Living through II 2030	8,091	2,768	4,541	15,400
Retirement Living through II 2025	12,455	2,545	—	15,000
Retirement Living through II 2020	12,141	2,259	—	14,400
Retirement Living through II 2015	9,828	2,006	2,066	13,900
Retirement Living through II 2010	13,401	—	—	13,401

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long Term
Portfolio	Ordinary Income	Capital Gains

Retirement Living through II 2055	$385	—
Retirement Living through II 2010	1,548	$1,809

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for all the portfolios, except Retirement Living through II 2055 Portfolio. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor, prior to January 1, 2014. JHA has served as the investment advisor for Retirement Living through II 2055 Portfolio since its inception. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries MFC.

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolio, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolio, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

38	Retirement Living II Portfolios | Annual report

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or payment to each portfolio in an amount equal to the amount by which certain portfolio level expenses of each portfolio exceeds 0.05% of the average annual net assets (on an annualized basis) of each portfolio. Certain portfolio level expenses means all the expenses of each portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio’s business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015 for Retirement Living through II 2055 and December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to limit certain expenses of Class R2, Class R4 and Class R6 shares to 0.50%, 0.25% and 0.00%, of the average annual net assets (on an annualized basis) attributable to Class R2, Class R4 and Class R6 shares, respectively. Expenses means all class-specific expenses attributable to Class R2, Class R4 and Class R6, as applicable, and excludes portfolio level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on December 31, 2015 for Retirement Living through II 2055 and December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the period ended August 31, 2014, the expense reductions of these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class

Portfolio	Class R2	Class R4	Class R6	Class 1	Total

Retirement Living through II 2055	$22,161	$22,274	$23,001	$20,237	$87,673
Retirement Living through II 2050	25,360	25,538	25,784	27,591	104,273
Retirement Living through II 2045	22,924	23,100	23,349	34,899	104,272
Retirement Living through II 2040	20,845	21,021	21,262	40,113	103,241
Retirement Living through II 2035	20,964	21,140	21,383	39,770	103,257
Retirement Living through II 2030	19,168	19,343	19,584	45,133	103,228
Retirement Living through II 2025	18,477	18,649	18,889	47,192	103,207
Retirement Living through II 2020	21,020	21,193	21,436	39,584	103,233
Retirement Living through II 2015	22,655	22,831	23,074	34,698	103,258
Retirement Living through II 2010	19,312	19,484	19,724	44,171	102,691

The investment management fees incurred, including the impact of waivers and reimbursements, for the period ended August 31, 2014 were equivalent to a net annual effective rate of 0.00% for each of the portfolio’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that a portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the period ended August 31, 2014 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

				Amount recovered
	Amounts eligible for	Amounts eligible for	Amounts eligible for	during the
	recovery through	recovery through	recovery through	period ended
Portfolio	August 1, 2015	August 1, 2016	August 1, 2017	August 31, 2014

Retirement Living through II 2055	—	—	$81,454	—
Retirement Living through II 2050	—	—	104,273	—
Retirement Living through II 2045	—	—	104,272	—
Retirement Living through II 2040	—	—	103,241	—
Retirement Living through II 2035	—	—	103,257	—
Retirement Living through II 2030	—	—	103,228	—
Retirement Living through II 2025	—	—	103,207	—
Retirement Living through II 2020	—	—	103,233	—
Retirement Living through II 2015	—	—	103,258	—
Retirement Living through II 2010	—	—	102,691	—

Annual report | Retirement Living II Portfolios	39

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended August 31, 2014 amounted to an annual rate of 0.01% of each of the portfolio’s average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of each portfolio’s shares.

Class	Rule 12b-1 Fee	Service Fee

Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015 for Retirement Living through II 2055, and until December 31, 2014 for all other portfolios, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the period ended August 31, 2014.

Portfolio	Reimbursement

Retirement Living through II 2055	$45
Retirement Living through II 2050	84
Retirement Living through II 2045	84
Retirement Living through II 2040	84
Retirement Living through II 2035	84
Retirement Living through II 2030	83
Retirement Living through II 2025	83
Retirement Living through II 2020	83
Retirement Living through II 2015	83
Retirement Living through II 2010	82

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

40	Retirement Living II Portfolios | Annual report

Class level expenses. Class level expenses for the period ended August 31, 2014 were:

		Distribution and	Transfer	State registration	Printing and
Portfolio	Class	service fees	agent fees	fees	postage

Retirement Living through II 2055	Class R2	$112	$9	$7,521	$17
	Class R4	112	9	7,515	61
	Class R6	—	8	8,042	212
	Class 1	31	—	—	—
	Total	$255	$26	$23,078	$290

Retirement Living through II 2050	Class R2	$209	$17	$13,218	$17
	Class R4	209	16	13,218	61
	Class R6	—	16	13,224	211
	Class 1	93	—	—	—
	Total	$511	$49	$39,660	$289

Retirement Living through II 2045	Class R2	$209	$17	$13,218	$17
	Class R4	208	16	13,218	61
	Class R6	—	16	13,224	211
	Class 1	148	—	—	—
	Total	$565	$49	$39,660	$289

Retirement Living through II 2040	Class R2	$209	$17	$13,218	$18
	Class R4	209	16	13,218	61
	Class R6	—	16	13,224	210
	Class 1	214	—	—	—
	Total	$632	$49	$39,660	$289

Retirement Living through 2035 II	Class R2	$209	$17	$13,218	$17
	Class R4	209	16	13,218	61
	Class R6	—	16	13,224	211
	Class 1	209	—	—	—
	Total	$627	$49	$39,660	$289

Retirement Living through II 2030	Class R2	$208	$17	$13,218	$17
	Class R4	208	16	13,218	61
	Class R6	—	16	13,224	211
	Class 1	308	—	—	—
	Total	$724	$49	$39,660	$289

Retirement Living through II 2025	Class R2	$208	$16	$13,218	$17
	Class R4	208	16	13,218	61
	Class R6	—	17	13,225	211
	Class 1	361	—	—	—
	Total	$777	$49	$39,661	$289

Retirement Living through II 2020	Class R2	$207	$16	$13,218	$17
	Class R4	207	16	13,218	61
	Class R6	—	16	13,224	211
	Class 1	206	—	—	—
	Total	$620	$48	$39,660	$289

Retirement Living through II 2015	Class R2	$206	$16	$13,218	$17
	Class R4	206	16	13,218	62
	Class R6	—	16	13,225	211
	Class 1	150	—	—	—
	Total	$562	$48	$39,661	$290

Retirement Living through II 2010	Class R2	$206	$16	$13,218	$17
	Class R4	206	16	13,218	62
	Class R6	—	16	13,224	210
	Class 1	290	—	—	—
	Total	$702	$48	$39,660	$289

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Annual report | Retirement Living II Portfolios	41

Note 5 — Fund share transactions
Transactions in the portfolios’ shares for the period ended August 31, 2014 were as follows:

Retirement Living through II 2055 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	18,670	$191,047
Repurchased	(2,185)	(23,323)
Net increase	16,485	$167,724

Total net increase	46,485	$467,724

[1]Period from 3-26-14 (commencement of operations) to 8-31-14.

Retirement Living through II 2050 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	69,221	$731,384
Repurchased	(96)	(1,035)
Net increase	69,125	$730,349

Total net increase	99,125	$1,030,349

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2045 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	137,009	$1,456,697
Repurchased	(5,198)	(55,280)
Net increase	131,811	$1,401,417

Total net increase	161,811	$1,701,417

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

42	Retirement Living II Portfolios | Annual report

Retirement Living through II 2040 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	190,216	$2,016,092
Repurchased	(18)	(187)
Net increase	190,198	$2,015,905

Total net increase	220,198	$2,315,905

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2035 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	235,396	$2,513,062
Repurchased	(2,566)	(26,896)
Net increase	232,830	$2,486,166

Total net increase	262,830	$2,786,166

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2030 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	340,543	$3,620,378
Repurchased	(163)	(1,689)
Net increase	340,380	$3,618,689

Total net increase	370,380	$3,918,689

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Annual report | Retirement Living II Portfolios	43

Retirement Living through II 2025 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	420,844	$4,438,751
Repurchased	(6,920)	(73,418)
Net increase	413,924	$4,365,333

Total net increase	443,924	$4,665,333

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2020 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount

Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	252,814	$2,641,310
Repurchased	(50,723)	(534,734)
Net increase	202,091	$2,106,576

Total net increase	232,091	$2,406,576

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2015 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	225,267	$2,353,239
Repurchased	(66,198)	(693,088)
Net increase	159,069	$1,660,151

Total net increase	189,069	$1,960,151

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

44	Retirement Living II Portfolios | Annual report

Retirement Living through II 2010 Portfolio
		Period ended 8-31-14[1]
	Shares	Amount
Class R2 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R4 shares

Sold	10,000	$100,000
Net increase	10,000	$100,000

Class R6 shares

Sold	10,000	$100,000
Net Increase	10,000	$100,000

Class 1 shares

Sold	325,501	$3,367,035
Repurchased	(9,484)	(98,408)
Net increase	316,017	$3,268,627

Total net increase	346,017	$3,568,627

[1]Period from 11-7-13 (commencement of operations) to 8-31-14.

Affiliates of the Trust owned of shares of beneficial interest of the following portfolios on August 31, 2014:

Portfolio	Class	% by Class

Retirement Living Through II 2055	Class R6	100%
Retirement Living Through II 2055	Class R4	100%
Retirement Living Through II 2055	Class R2	100%
Retirement Living Through II 2055	Class 1	62%

Retirement Living Through II 2050	Class R6	100%
Retirement Living Through II 2050	Class R4	100%
Retirement Living Through II 2050	Class R2	100%
Retirement Living Through II 2050	Class 1	16%

Retirement Living Through II 2045	Class R6	100%
Retirement Living Through II 2045	Class R4	100%
Retirement Living Through II 2045	Class R2	100%
Retirement Living Through II 2045	Class 1	8%

Retirement Living Through II 2040	Class R6	100%
Retirement Living Through II 2040	Class R4	100%
Retirement Living Through II 2040	Class R2	100%
Retirement Living Through II 2040	Class 1	5%

Retirement Living Through II 2035	Class R6	100%
Retirement Living Through II 2035	Class R4	100%
Retirement Living Through II 2035	Class R2	100%
Retirement Living Through II 2035	Class 1	5%

Retirement Living Through II 2030	Class R6	100%
Retirement Living Through II 2030	Class R4	100%
Retirement Living Through II 2030	Class R2	100%
Retirement Living Through II 2030	Class 1	3%

Retirement Living Through II 2025	Class R6	100%
Retirement Living Through II 2025	Class R4	100%
Retirement Living Through II 2025	Class R2	100%
Retirement Living Through II 2025	Class 1	3%

Retirement Living Through II 2020	Class R6	100%
Retirement Living Through II 2020	Class R4	100%
Retirement Living Through II 2020	Class R2	100%
Retirement Living Through II 2020	Class 1	6%

Annual report | Retirement Living II Portfolios	45

Portfolio	Class	% by Class

Retirement Living Through II 2015	Class R6	100%
Retirement Living Through II 2015	Class R4	100%
Retirement Living Through II 2015	Class R2	100%
Retirement Living Through II 2015	Class 1	8%

Retirement Living Through II 2010	Class R6	100%
Retirement Living Through II 2010	Class R4	100%
Retirement Living Through II 2010	Class R2	100%
Retirement Living Through II 2010	Class 1	3%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the period ended August 31, 2014:

Portfolio	Purchases	Sales

Retirement Living through II 2055	$492,185	$26,093
Retirement Living through II 2050	1,020,084	24,024
Retirement Living through II 2045	1,741,286	71,585
Retirement Living through II 2040	2,320,994	21,966
Retirement Living through II 2035	2,761,849	53,591
Retirement Living through II 2030	3,819,416	39,710
Retirement Living through II 2025	4,442,772	116,753
Retirement Living through II 2020	2,746,914	572,199
Retirement Living through II 2015	2,515,764	734,224
Retirement Living through II 2010	3,620,800	143,541

Note 7 – Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. For the period ended August 31, 2014, the portfolios did not hold 5% or more of the net assets of the underlying funds.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds is as follows:

					Dividends and Distributions

	Beginning			Ending	Income	Capital Gains
	Share	Shares	Shares	Share	Distributions	Distributions	Realized	Ending
Security	Amount	Purchased	Sold	Amount	Received	Received	Gain (Loss)	Value

Retirement Living through II 2055
Strategic Equity Allocation	—	23,663	(1,055)	22,608	—	—	($9)	$315,606
Retirement Living through II 2050
Strategic Equity Allocation	—	49,965	(1,062)	48,903	$3,957	$4,063	$156	$682,688
Retirement Living through II 2045
Strategic Equity Allocation	—	83,214	(3,406)	79,808	$3,957	$4,063	$40	$1,114,115
Retirement Living through II 2040
Strategic Equity Allocation	—	109,640	(1,062)	108,578	$3,957	$4,063	$156	$1,515,754
Retirement Living through II 2035
Strategic Equity Allocation	—	129,436	(2,517)	126,919	$3,874	$3,977	$224	$1,771,796
Retirement Living through II 2030
Strategic Equity Allocation	—	165,988	(1,454)	164,534	$3,579	$3,675	$236	$2,296,894
Retirement Living through II 2025
Strategic Equity Allocation	—	179,433	(3,881)	175,552	$3,201	$3,286	$114	$2,450,712
Retirement Living through II 2020
Strategic Equity Allocation	—	95,203	(18,277)	76,926	$2,698	$2,769	($514)	$1,073,886
Retirement Living through II 2015
Strategic Equity Allocation	—	71,150	(19,554)	51,596	$2,236	$2,296	($659)	$720,277
Retirement Living through II 2010
Strategic Equity Allocation	—	81,751	(3,450)	78,301	$1,862	$1,911	$314	$1,093,078

46	Retirement Living II Portfolios | Annual report

Auditor’s Letter

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Living through II 2010 Portfolio, John Hancock Retirement Living through II 2015 Portfolio, John Hancock Retirement Living through II 2020 Portfolio, John Hancock Retirement Living through II 2025 Portfolio, John Hancock Retirement Living through II 2030 Portfolio, John Hancock Retirement Living through II 2035 Portfolio, John Hancock Retirement Living through II 2040 Portfolio, John Hancock Retirement Living through II 2045 Portfolio, John Hancock Retirement Living through II 2050 Portfolio and John Hancock Retirement Living through II 2055 Portfolio, which are each a part of John Hancock Funds II (the “Trust”) at August 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2014

Annual report | Retirement Living II Portfolios	47

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2014.

The portfolios report the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The portfolios report the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain

Retirement Living through II 2050	$3,006
Retirement Living through II 2045	3,006
Retirement Living through II 2040	3,006
Retirement Living through II 2035	2,953
Retirement Living through II 2030	2,768
Retirement Living through II 2025	2,545
Retirement Living through II 2020	2,259
Retirement Living through II 2015	2,006

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

48	Retirement Living II Portfolios | Annual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

At in-person meetings held on March 11–13, 2014, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved Retirement Living through II 2055 Portfolio (2055 Portfolio), a new series of the Trust.

This section describes the evaluation by the Board of:

(a) an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the 2055 Portfolio (the Advisory Agreement);

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US) to add the 2055 Portfolio (the JHAM US Subadvisory Agreement); and

(c) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM NA, and together with JHAM US, the Subadvisors) to add the 2055 Portfolio (the JHAM NA Subadvisory Agreement, and together with the JHAM US Subadvisory Agreement, the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the 2055 Portfolio, the Board received in advance of the meeting a variety of materials relating to the 2055 Portfolio, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar mutual funds, and including with respect to the Subadvisors, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the 2055 Portfolio and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the other funds that they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the 2055 Portfolio by the Advisor’s affiliates, including distribution services. The Board also took into account information with respect to the 2055 Portfolio presented at their December 2013 meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the 2055 Portfolio, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s regular review of fund performance and operations throughout the year.

Nature, Extent, and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the 2055 Portfolio, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the 2055 Portfolio, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

Annual report | Retirement Living II Portfolios	49

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the funds;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the 2055 Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the 2055 Portfolio.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and Expenses. The Board reviewed comparative fee and expense information with respect to similarly situated investment companies deemed to be comparable to the 2055 Portfolio. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the 2055 Portfolio and the services they provide to other such comparable clients or funds.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the 2055 Portfolio, would be responsible for paying the subadvisory fees. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the 2055 Portfolio. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the 2055 Portfolio’s anticipated expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the 2055 Portfolio, which is a fund of funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

The Board concluded that the advisory fees to be paid by the Trust with respect to the 2055 Portfolio are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor’s relationship with the 2055 Portfolio, the Board:

(a) considered the financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the 2055 Portfolio;

(c) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(d) considered that the Advisor will also provide administrative services to the 2055 Portfolio on a cost basis pursuant to an administrative services agreement;

(e) noted that the Subadvisors are affiliates of the Advisor;

50	Retirement Living II Portfolios | Annual report

(f) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the 2055 Portfolio, and that the Trust’s distributor will receive Rule 12b-1 payments to support distribution of the 2055 Portfolio;

(g) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the 2055 Portfolio;

(h) noted that the subadvisory fees for the 2055 Portfolio will be paid by Advisor;

(i) with respect to the 2055 Portfolio, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the 2055 Portfolio may invest; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the 2055 Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the 2055 Portfolio is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the 2055 Portfolio grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that with respect to the John Hancock underlying portfolios in which the 2055 Portfolio invests the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for such underlying portfolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds of the Trust and of John Hancock Variable Insurance Trust. The 2055 Portfolio also benefits from such overall management fee waiver through its investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement);

(b) considered that the Advisor has agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the 2055 Portfolio to reduce operating expenses;

(c) reviewed the Trust’s and the 2055 Portfolio’s advisory fee structure and concluded that: (i) the 2055 Portfolio’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the 2055 Portfolio to benefit from economies of scale if the 2055 Portfolio grows; and

(d) the Board also considered the potential effect of the 2055 Portfolio’s future growth in size on its performance and fees. The Board also noted that if the 2055 Portfolio’s assets increase over time, the 2055 Portfolio may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(b) the comparative performance of the 2055 Portfolio’s benchmarks and comparable funds managed by the 2055 Portfolio’s portfolio managers; and

(c) the proposed subadvisory fee for the 2055 Portfolio.

Nature, Extent, and Quality of Services. With respect to the services to be provided by each of the Subadvisors, the Board received information provided to the Board by each of the Subadvisors, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and their overall resources, as well received information relating to a Subadvisor’s compensation programs. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who will provide services to the 2055 Portfolio. The Board also considered, among other things, each Subadvisor’s compliance programs and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring processes. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of each Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

Annual report | Retirement Living II Portfolios	51

The Board considered the Subadvisors’ investment processes and philosophies. The Board took into account that each Subadvisor’s responsibilities will include the development and maintenance of an investment program for the 2055 Portfolio that is consistent with the 2055 Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisors and the profitability to the Subadvisors of their relationship to the 2055 Portfolio, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the 2055 Portfolio. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the 2055 Portfolio, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the 2055 Portfolio will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board considered the 2055 Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the 2055 Portfolio, as applicable. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with each Subadvisor’s management of these funds, and may reasonably be expected to provide a high quality of investment management services to the 2055 Portfolio; and

(2) The proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and

(3) The subadvisory fees are paid by the Advisor and not the 2055 Portfolio and the advisory fee for the 2055 Portfolio contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the 2055 Portfolio and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the 2055 Portfolio, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the 2055 Portfolio and those of its underlying portfolios.

* * *

Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the 2055 Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements.

52	Retirement Living II Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management,
Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen
(independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra
Financial Corporation (since 2010); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Director, LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln National
Corporation (insurance); Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former
Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock
Funds II (2005–2006 and since 2012).

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company
(1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm)
(2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Annual report | Retirement Living II Portfolios	53

Independent Trustees (continued)

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts
Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010);
Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC
(real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board,
John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH
Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The
Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG)
(2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York,
Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital
Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New
York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Non-Independent Trustees[4]

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife
Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005–2012,
including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance
Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions);
Director (since 2006), and President and Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and
Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012).

54	Retirement Living II Portfolios | Annual report

Principal officers who are not Trustees

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC
(since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC
(since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President (effective
3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II
(since 2007, including prior positions).

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief
Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life
Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock
Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services,
LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions);
Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Retirement Living II Portfolios	55

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham	John Hancock Asset Management a division of
Grace K. Fey	Manulife Asset Management (North America) Limited
Theron S. Hoffman*
Deborah C. Jackson	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Gregory A. Russo
Warren A. Thomson†	Custodian
State Street Bank and Trust Company
Officers
Andrew G. Arnott	Transfer agent
President	John Hancock Signature Services, Inc.

John J. Danello	Legal counsel
Senior Vice President, Secretary, and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 1-800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

56 Retirement Living II Portfolios | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF198939	RL2A 8/14
10/14

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year August 31, 2014 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)Not applicable

(c)Not applicable

(d)Not applicable

(e)Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

JOHN HANCOCK VARIABLE INSURANCE TRUST
JOHN HANCOCK FUNDS
JOHN HANCOCK FUNDS II

SARBANES-OXLEY CODE OF ETHICS
FOR
PRINCIPAL EXECUTIVE, PRINCIPAL FINANCIAL OFFICERS & TREASURER

I. Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Variable Insurance Trust, John Hancock Funds1, and John Hancock Funds II and, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

► honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

► full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

► compliance with applicable laws and governmental rules and regulations;

► the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

► accountability for adherence to the Code.

____________________________
1 John Hancock Funds includes the following trusts: John Hancock Financial Opportunities Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; john Hancock Funds III; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Premium Dividend Fund ; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock Tax-Advantaged Dividend Income Fund; John Hancock Tax-Advantaged Global Shareholder Yield Fund and John Hancock Hedged Equity and Income Fund.

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Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

* * *

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Each Covered Officer must:

► not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

► not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

► not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”). Examples of these include:

► service as a director/trustee on the board of any public or private company;

► the receipt of any non-nominal gifts;

► the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

► any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

► a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III. Disclosure & Compliance

► Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

► Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

3 of 6

► Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

► It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting & Accountability

Each Covered Officer must:

► upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

► annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

► not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

► notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

► report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

► the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

► if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

► any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

4 of 6

► if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

► the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

► any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII. Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A
Persons Covered by this Code of Ethics
(As of March 13, 2014)

John Hancock Variable Insurance Trust
► Principal Executive Officer and President – Andrew Arnott
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

John Hancock Funds
► Principal Executive Officer and President – Andrew Arnott
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

John Hancock Funds II
► Principal Executive Officer and President – Andrew Arnott
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

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(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2014: $2,535,450
2013: $2,159,912

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:

2014: $19,505
2013: $131,708

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $198,642 and $51,270 for the fiscal years ended August 31, 2014 and 2013, respectively.

(c) TAX FEES:

2014: $0
2013: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended August 31, 2014 and 2013 were $0 as the tax services were provided by a service provider other than the principal accountant.

(d) ALL OTHER FEES:

2014: $25,151
2013: $24,042

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $6,048,884 for the fiscal year ended August 31, 2014, and $3,799,212 for the fiscal year ended August 31, 2013.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form, except for Emerging Markets Fund and International Small Company Fund, which follow:

Emerging Markets Fund

	Shares	Value

Common Stocks 97.6%		$2,554,847,460

(Cost $2,136,691,138)

Australia 0.0%		451,006

MMG, Ltd.	1,240,000	451,006

Brazil 9.3%		243,083,786

Abril Educacao SA	19,000	332,553
AES Tiete SA	42,393	320,244
Aliansce Shopping Centers SA	50,686	472,330
ALL - America Latina Logistica SA	272,791	1,005,372
Alupar Investimento SA	2,400	19,813
AMBEV SA	843,800	6,144,266
AMBEV SA, ADR (L)	1,136,323	8,283,795
Arezzo Industria e Comercio SA	35,391	507,980
Autometal SA	16,062	138,556
B2W Cia Digital (I)	36,265	614,002
Banco ABC Brasil SA (I)	2,630	16,918
Banco Alfa de Investimento SA	10,300	29,908
Banco Bradesco SA	339,018	6,060,978
Banco Bradesco SA, ADR	477,247	8,704,985
Banco do Brasil SA	532,774	8,327,792
Banco Pan SA (I)	181,991	284,551
Banco Santander Brasil SA, ADR	580,408	3,987,403
BB Seguridade Participacoes SA	126,679	2,022,563
Bematech SA	66,175	255,713
BHG SA - Brazil Hospitality Group (I)	16,880	133,094
BM&FBovespa SA	1,016,040	6,127,559
BR Malls Participacoes SA	365,219	3,796,581
Brasil Brokers Participacoes SA	155,943	252,184
Brasil Insurance Participacoes e Administracao SA	37,195	132,762
Brasil Pharma SA (I)	5,572	10,405
Braskem SA, ADR (L)	50,629	691,086
BRF SA, ADR (L)	386,423	10,302,037
Brookfield Incorporacoes SA (I)	495,494	340,880
CCR SA	409,156	3,703,150
Centrais Eletricas Brasileiras SA	132,700	483,138
Centrais Eletricas Brasileiras SA, ADR (L)	47,167	173,103
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	194,856
CETIP SA - Mercados Organizados	132,934	1,938,930
Cia Brasileira de Distribuicao (L)	94,154	4,791,497
Cia de Locacao das Americas	4,000	9,185
Cia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	116,220	1,097,117
Cia de Saneamento Basico do Estado de Sao Paulo	110,892	1,059,629
Cia de Saneamento de Minas Gerais-COPASA	53,100	948,850
Cia de Transmissao de Energia Eletrica Paulista (I)	2,070	30,239
Cia Energetica de Minas Gerais	44,404	376,893
Cia Energetica de Minas Gerais, ADR (L)	381,843	3,280,031
Cia Hering	164,400	2,055,643
Cia Paranaense de Energia	11,700	144,571
Cia Paranaense de Energia, ADR (L)	55,947	995,857
Cia Providencia Industria e Comercio SA	39,800	134,059
Cia Siderurgica Nacional SA	157,600	691,370
Cia Siderurgica Nacional SA, ADR (L)	259,126	1,132,381
Cielo SA	298,716	5,599,340
Contax Participacoes SA	25,700	182,432
Cosan SA Industria e Comercio	111,000	2,305,785
CPFL Energia SA	102,500	1,034,387
CPFL Energia SA, ADR (L)	28,796	579,951

1

Emerging Markets Fund

CR2 Empreendimentos Imobiliarios SA (I)	28,800	36,410
Cyrela Brazil Realty SA Empreendimentos e Participacoes	226,428	1,435,342
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	14,147
Direcional Engenharia SA	47,225	239,448
Duratex SA	293,406	1,319,901
EcoRodovias Infraestrutura e Logistica SA	122,433	782,127
EDP - Energias do Brasil SA	211,372	1,067,011
Embraer SA, ADR (L)	99,670	3,862,213
Eneva SA (I)	222,601	120,325
Equatorial Energia SA	146,322	1,719,128
Estacio Participacoes SA	148,922	1,977,865
Eternit SA	65,999	247,662
Even Construtora e Incorporadora SA	241,500	730,380
EZ Tec Empreendimentos e Participacoes SA	62,600	690,460
Fertilizantes Heringer SA (I)	33,400	126,528
Fibria Celulose SA, ADR (I)(L)	248,951	2,579,132
Fleury SA	44,000	314,300
Forjas Taurus SA (I)	15,531	5,897
Gafisa SA	521,522	785,137
Gafisa SA, ADR (L)	74,154	220,979
General Shopping Brasil SA (I)	29,420	142,599
Gerdau SA	105,528	503,008
Gerdau SA, ADR (L)	615,001	3,560,856
Grendene SA	80,101	581,479
Guararapes Confeccoes SA	3,000	143,400
Helbor Empreendimentos SA	188,760	503,416
Hypermarcas SA (I)	271,417	2,359,515
Iguatemi Empresa de Shopping Centers SA	101,500	1,246,929
Industrias Romi SA	70,700	123,176
International Meal Company Holdings SA	30,600	267,793
Iochpe-Maxion SA	98,076	783,819
Itau Unibanco Holding SA	128,616	2,137,376
Itau Unibanco Holding SA, ADR	782,454	14,084,172
JBS SA	397,379	1,796,505
JHSF Participacoes SA	127,200	210,248
Joao Fortes Engenharia SA	675	1,266
JSL SA	23,700	125,991
Kepler Weber SA	1,000	20,773
Klabin SA	513,445	2,607,938
Kroton Educacional SA	291,368	8,727,373
Light SA	62,003	681,382
Localiza Rent a Car SA	102,629	1,827,012
Log-in Logistica Intermodal SA (I)	65,400	175,588
Lojas Americanas SA	107,875	626,480
Lojas Renner SA	89,950	3,078,834
LPS Brasil Consultoria de Imoveis SA	46,600	228,993
M Dias Branco SA	24,729	1,115,760
Magnesita Refratarios SA	282,565	485,984
Mahle-Metal Leve SA Industria e Comercio	42,500	437,816
Marcopolo SA	16,000	29,162
Marfrig Global Foods SA (I)	240,283	815,792
Marisa Lojas SA	48,673	402,474
Mills Estruturas e Servicos de Engenharia SA	81,217	830,855
Minerva SA (I)	80,800	481,154
MMX Mineracao e Metalicos SA (I)	74,409	27,257
MRV Engenharia e Participacoes SA	333,700	1,359,546
Multiplan Empreendimentos Imobiliarios SA	47,700	1,229,737
Multiplus SA	47,697	698,888
Natura Cosmeticos SA	117,500	2,152,636
Odontoprev SA	270,770	1,180,574
Oi SA	417,311	277,772

2

Emerging Markets Fund

Oi SA, ADR (L)	175,443	117,547
Oi SA, ADR, Series C	12,205	8,360
Paranapanema SA (I)	275,500	276,915
PDG Realty SA Empreendimentos e Participacoes (I)	934,284	621,882
Petroleo Brasileiro SA	59,683	590,298
Petroleo Brasileiro SA, ADR (L)	342,492	6,702,568
Petroleo Brasileiro SA, ADR	568,759	11,835,875
Porto Seguro SA	157,025	2,327,491
Positivo Informatica SA	26,000	25,785
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	178,253
QGEP Participacoes SA	84,400	361,957
Qualicorp SA (I)	95,150	1,190,172
Raia Drogasil SA	124,576	1,213,204
Restoque Comercio e Confeccoes de Roupas SA	94,596	384,554
Rodobens Negocios Imobiliarios SA	48,300	250,293
Rossi Residencial SA (I)	193,531	122,767
Santos Brasil Participacoes SA	56,208	430,129
Sao Carlos Empreendimentos e Participacoes SA	58,100	965,522
Sao Martinho SA	66,300	1,344,363
SLC Agricola SA	49,500	382,776
Sonae Sierra Brasil SA	23,036	195,526
Souza Cruz SA	203,600	1,906,391
Springs Global Participacoes SA (I)	323,987	115,787
Sul America SA	307,888	2,127,776
T4F Entretenimento SA (I)	20,100	43,011
Technos SA	8,300	45,940
Tecnisa SA	81,200	231,067
Tegma Gestao Logistica	25,578	225,100
Telefonica Brasil SA, ADR (L)	88,100	1,885,340
Tempo Participacoes SA	16,496	35,741
Tereos Internacional SA	9,500	11,883
Tim Participacoes SA	139,800	783,779
Tim Participacoes SA, ADR	43,961	1,230,029
Totvs SA	89,499	1,633,652
TPI - Triunfo Participacoes e Investimentos SA	75,690	208,625
Tractebel Energia SA	69,404	1,162,986
Transmissora Alianca de Energia Eletrica SA	199,000	2,074,898
Trisul SA	30,607	49,906
Ultrapar Participacoes SA	18,100	466,468
Ultrapar Participacoes SA, ADR (L)	151,580	3,881,964
UNICASA Industria de Moveis SA	9,500	15,957
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	209,551
Vale SA	26,900	349,934
Vale SA, ADR, Ordinary A Shares (L)	539,442	7,045,113
Vale SA, ADR, Preference A Shares	516,426	6,016,363
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	59,785	1,014,889
Vanguarda Agro SA (I)	196,311	215,736
WEG SA	157,170	1,965,239

Canada 0.0%		117,720

Rio Alto Mining, Ltd. (I)	41,161	117,720

Chile 1.5%		40,191,670

AES Gener SA	1,091,902	561,992
Aguas Andinas SA	1,419,735	888,000
Banco de Chile	5,340,737	658,900
Banco de Chile, ADR (L)	6,564	483,832
Banco de Credito e Inversiones	20,037	1,104,705
Banco Santander Chile	8,581,093	507,471
Banco Santander Chile, ADR (L)	51,996	1,240,625
Banmedica SA	20,641	34,826
Besalco SA	274,576	189,521

3

Emerging Markets Fund

CAP SA	44,286	532,019
Cementos BIO BIO SA	2,795	2,430
Cencosud SA	485,684	1,456,820
Cia Cervecerias Unidas SA	28,990	315,330
Cia Cervecerias Unidas SA, ADR (L)	21,542	466,384
Cia General de Electricidad SA	302,832	1,419,299
Cia Sud Americana de Vapores SA (I)	8,532,311	364,844
Cintac SA	78,352	12,979
Colbun SA	3,809,759	994,773
Corpbanca SA	73,881,094	915,392
Corpbanca SA, ADR	13,087	245,512
Cristalerias de Chile SA	62,943	429,089
Cruz Blanca Salud SA	3,593	2,952
E.CL SA	416,294	606,605
Embotelladora Andina SA, ADR, Series A	300	4,935
Embotelladora Andina SA, ADR, Series B	1,594	31,099
Empresa Nacional de Electricidad SA	1,492,037	2,294,913
Empresa Nacional de Electricidad SA, ADR (L)	15,602	716,912
Empresas AquaChile SA (I)	57,292	37,592
Empresas CMPC SA	863,219	2,177,173
Empresas COPEC SA	255,960	3,258,609
Empresas Hites SA	44,774	21,442
Empresas Iansa SA	3,811,926	128,632
Empresas La Polar SA (I)	55,116	4,415
Enersis SA, ADR	320,755	5,423,967
ENTEL Chile SA	96,955	1,122,792
Forus SA	52,928	225,510
Gasco SA	211,571	1,485,569
Grupo Security SA	593,749	192,476
Inversiones Aguas Metropolitanas SA	548,849	882,166
Invexans SA (I)	8,564,556	120,420
Latam Airlines Group SA (I)	43,757	544,464
Latam Airlines Group SA, ADR (I)(L)	90,517	1,122,411
Masisa SA	4,377,608	201,437
Molibdenos y Metales SA	7,542	82,263
Multiexport Foods SA (I)	72,522	16,698
Parque Arauco SA	457,536	838,249
PAZ Corp., SA	115,321	64,795
Ripley Corp. SA	665,959	361,547
SACI Falabella	304,343	2,292,583
Salfacorp SA	66,565	50,483
Sigdo Koppers SA	190,206	301,472
Sociedad Matriz SAAM SA	8,590,526	710,070
Sociedad Quimica y Minera de Chile SA, ADR (L)	21,439	587,000
Socovesa SA	678,810	147,502
Sonda SA	306,446	715,455
Tech Pack SA (I)	91,088	45,370
Vina Concha y Toro SA	199,620	398,042
Vina Concha y Toro SA, ADR	311	11,625
Vina San Pedro Tarapaca SA	16,312,632	137,282

China 10.5%		274,237,184

361 Degrees International, Ltd.	372,000	109,534
Agile Property Holdings, Ltd.	954,000	747,210
Agricultural Bank of China, Ltd., H Shares	7,207,000	3,337,138
Air China, Ltd., H Shares	1,190,000	733,716
Airtac International Group	47,000	483,922
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	394,693
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,452,000	618,534
Angang Steel Company, Ltd., H Shares	902,000	610,464
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,687,115

4

Emerging Markets Fund

Anhui Expressway Company, Ltd., H Shares	414,000	248,383
Anhui Tianda Oil Pipe Company, Ltd., H Shares	334,000	71,123
ANTA Sports Products, Ltd.	557,000	1,071,746
Anton Oilfield Services Group	588,000	252,369
Asia Cement China Holdings Corp.	480,000	330,549
AVIC International Holdings, Ltd. (I)	140,000	68,428
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	683,921
Bank of China, Ltd., H Shares	22,185,075	10,271,340
Bank of Communications Company, Ltd., H Shares	2,630,858	1,914,158
Baoxin Auto Group, Ltd.	184,000	136,498
Baoye Group Company, Ltd., H Shares	400,000	242,598
BBMG Corp., H Shares	700,500	519,438
Beijing Capital International Airport Company, Ltd., H Shares	1,834,415	1,434,219
Beijing Capital Land, Ltd., H Shares	1,240,000	448,169
Beijing Jingneng Clean Energy Company, Ltd.	376,000	165,901
Beijing North Star Company, H Shares	800,000	224,991
Biostime International Holdings, Ltd.	101,500	376,257
Bloomage Biotechnology Corp., Ltd. (L)	72,500	132,446
Boer Power Holdings, Ltd.	127,000	160,579
Byd Company, Ltd., H Shares	62,000	440,177
BYD Electronic International Company, Ltd.	891,983	828,318
Central China Real Estate, Ltd.	522,538	136,147
Changshouhua Food Company, Ltd.	185,000	168,249
Chaowei Power Holdings, Ltd.	184,000	96,636
China Animal Healthcare, Ltd.	182,000	138,410
China Aoyuan Property Group, Ltd.	1,552,000	260,483
China Automation Group, Ltd.	117,000	24,145
China BlueChemical, Ltd., H Shares	1,596,000	782,384
China Child Care Corp., Ltd.	339,000	92,151
China CITIC Bank Corp., Ltd., H Shares	2,269,962	1,431,338
China Coal Energy Company, Ltd., H Shares (L)	1,352,000	821,700
China Communications Construction Company, Ltd., H Shares	2,263,202	1,648,719
China Communications Services Corp., Ltd., H Shares	1,803,200	867,619
China Construction Bank Corp., H Shares	29,155,000	21,623,635
China COSCO Holdings Company, Ltd., H Shares (I)	1,360,500	580,813
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,649,000	253,055
China Dongxiang Group Company	2,060,000	443,661
China Dredging Environment Protection Holdings, Ltd. (I)(L)	184,000	50,792
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	16,831
China Eastern Airlines Corp., Ltd., H Shares (I)(L)	1,020,000	344,669
China Galaxy Securities Company, Ltd., H Shares	248,500	182,025
China Great Star International, Ltd. (I)	43,004	150,157
China Hongqiao Group, Ltd.	112,000	94,211
China Huiyuan Juice Group, Ltd. (I)	762,500	329,621
China International Marine Containers Group Company, Ltd., H Shares	79,900	171,710
China ITS Holdings Company, Ltd.	344,000	56,806
China Jiuhao Health Industry Corp., Ltd. (I)	490,000	30,336
China Lesso Group Holdings, Ltd.	567,000	324,637
China Life Insurance Company, Ltd., ADR (L)	86,653	3,720,880
China Life Insurance Company, Ltd., H Shares	135,000	387,588
China Lilang, Ltd.	450,000	303,628
China Longyuan Power Group Corp., H Shares	1,004,000	1,085,074
China Medical System Holdings, Ltd.	623,800	903,386
China Mengniu Dairy Company, Ltd.	267,000	1,236,023
China Merchants Bank Company, Ltd., H Shares	1,393,461	2,655,949
China Minsheng Banking Corp., Ltd., H Shares	2,610,700	2,451,509
China Molybdenum Company, Ltd., H Shares	461,000	312,863
China National Building Material Company, Ltd., H Shares	1,490,000	1,367,572
China National Materials Company, Ltd., H Shares	754,000	181,845
China Oilfield Services, Ltd., H Shares	830,000	2,445,048
China Pacific Insurance Group Company, Ltd., H Shares	343,800	1,289,217

5

Emerging Markets Fund

China Petroleum & Chemical Corp., ADR (L)	129,123	13,041,423
China Qinfa Group, Ltd.	944,000	43,362
China Railway Construction Corp., H Shares	1,420,335	1,361,285
China Railway Group, Ltd., H Shares	1,909,000	984,639
China Rare Earth Holdings, Ltd. (I)	1,272,000	180,454
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,359,000	238,481
China Sanjiang Fine Chemicals Company, Ltd. (L)	360,000	152,778
China Shanshui Cement Group, Ltd.	1,080,000	396,842
China Shenhua Energy Company, Ltd., H Shares	1,209,000	3,494,098
China Shineway Pharmaceutical Group, Ltd.	203,000	351,786
China Shipping Container Lines Company, Ltd., H Shares (I)	3,357,850	957,118
China Shipping Development Company, Ltd., H Shares (I)	1,410,000	996,361
China Southern Airlines Company, Ltd., ADR	1,402	22,698
China Southern Airlines Company, Ltd., H Shares	910,000	306,301
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	335,238
China Taifeng Beddings Holdings Ltd.	46,000	7,418
China Telecom Corp., Ltd., ADR (L)	5,800	356,758
China Telecom Corp., Ltd., H Shares	3,218,000	1,977,130
China Tian Lun Gas Holdings, Ltd. (I)	64,500	77,996
China Tontine Wines Group, Ltd. (I)	56,000	2,309
China Yurun Food Group, Ltd. (I)(L)	1,115,000	543,710
China ZhengTong Auto Services Holdings, Ltd.	710,500	379,401
China Zhongwang Holdings, Ltd. (L)	1,643,000	697,009
Chinasoft International, Ltd. (I)(L)	670,000	243,922
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	183,940
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	164,551
Chongqing Rural Commercial Bank, H Shares	268,000	133,121
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	165,000	56,637
CITIC Securities Company, Ltd., H Shares	517,000	1,226,654
CNOOC, Ltd.	8,121,000	16,276,445
CNOOC, Ltd., ADR (L)	30,277	6,058,428
Comtec Solar Systems Group, Ltd. (I)(L)	512,000	94,507
Coolpad Group, Ltd.	1,896,000	410,694
Country Garden Holdings Company, Ltd.	2,759,463	1,216,347
CPMC Holdings, Ltd.	144,000	113,682
CSR Corp., Ltd., H Shares	566,000	510,832
Dalian Port PDA Company, Ltd., H Shares	1,186,621	365,808
Daphne International Holdings, Ltd.	808,000	413,706
Datang International Power Generation Company, Ltd., H Shares	1,458,000	805,109
Dongfang Electric Corp., Ltd., H Shares	206,200	344,203
Dongfeng Motor Group Company, Ltd., H Shares	754,000	1,398,284
Dongjiang Environmental Company, Ltd., H Shares	35,200	139,190
Dongyue Group, Ltd.	860,000	358,276
ENN Energy Holdings, Ltd.	398,000	2,808,727
Evergrande Real Estate Group, Ltd. (L)	4,424,000	1,843,544
Fantasia Holdings Group Company, Ltd.	523,500	62,794
First Tractor Company, Ltd., H Shares	260,750	178,676
Fosun International, Ltd.	829,059	1,017,308
Fufeng Group, Ltd.	158,000	62,574
Geely Automobile Holdings, Ltd.	3,850,000	1,478,977
Golden Eagle Retail Group, Ltd.	287,000	351,998
GOME Electrical Appliances Holdings, Ltd.	7,712,000	1,372,337
Goodbaby International Holdings, Ltd.	21,000	10,430
Great Wall Motor Company, Ltd., H Shares	405,500	1,719,353
Greatview Aseptic Packaging Company, Ltd.	196,000	151,728
Greenland Hong Kong Holdings, Ltd.	397,925	192,512
Greentown China Holdings, Ltd.	681,500	717,291
Guangshen Railway Company, Ltd., ADR (L)	38,951	786,031
Guangzhou Automobile Group Company, Ltd., H Shares	1,052,857	1,095,696
Guangzhou Pharmaceutical Company, Ltd.	108,000	376,288
Guangzhou R&F Properties Company, Ltd., H Shares	684,999	825,489

6

Emerging Markets Fund

Guangzhou Shipyard International Company, Ltd., H Shares	26,000	45,894
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	26,086
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	146,157
Haitian International Holdings, Ltd.	229,000	590,716
Harbin Electric Company, Ltd., H Shares	780,000	463,652
Hengan International Group Company, Ltd.	275,500	2,933,647
Hidili Industry International Development, Ltd. (I)(L)	798,000	93,759
Hilong Holding, Ltd.	367,000	199,228
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	239,000	299,734
Honghua Group, Ltd.	1,149,000	305,371
Huadian Power International Corp., H Shares	926,000	652,665
Huaneng Power International, Inc., ADR (L)	4,400	214,060
Huaneng Power International, Inc., H Shares	852,000	1,027,770
Huaneng Renewables Corp., Ltd., H Shares	1,934,000	710,610
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)(L)	1,658,000	590,584
Industrial & Commercial Bank of China, Ltd., H Shares	37,214,000	24,627,591
Intime Retail Group Company, Ltd.	733,500	667,143
Jiangsu Expressway Company, Ltd., H Shares	592,000	673,558
Jiangxi Copper Company, Ltd., H Shares	650,000	1,151,504
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	204,780
Kaisa Group Holdings, Ltd. (L)	1,089,000	401,810
Kasen International Holdings, Ltd.	240,000	44,234
Kingdee International Software Group Company, Ltd. (I)	598,000	193,060
Kingsoft Corp., Ltd. (L)	348,000	998,356
KWG Property Holding, Ltd.	1,340,512	978,920
Labixiaoxin Snacks Group, Ltd. (I)	121,000	21,071
Lenovo Group, Ltd.	2,282,000	3,484,674
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)(L)	296,200	173,852
Lingbao Gold Company, Ltd., H Shares	222,000	43,018
Livzon Pharmaceutical Group, Inc.	2,400	15,207
Longfor Properties Company, Ltd.	549,000	700,861
Lonking Holdings, Ltd. (L)	1,240,000	215,998
Maanshan Iron & Steel Company, Ltd., H Shares (I)	2,014,000	444,635
Maoye International Holdings, Ltd.	866,000	146,330
Metallurgical Corp. of China, Ltd., H Shares	891,000	219,546
Microport Scientific Corp. (L)	131,000	75,936
Minth Group, Ltd.	278,000	591,078
New China Life Insurance Company, Ltd., H Shares	243,100	869,172
NVC Lighting Holdings, Ltd.	1,230,000	282,501
O-Net Communications Group, Ltd.	352,000	96,249
Pacific Online, Ltd.	209,000	115,586
Parkson Retail Group, Ltd.	986,500	324,487
Peak Sport Products Company, Ltd.	401,000	119,502
PetroChina Company, Ltd., ADR (L)	26,230	3,719,414
PetroChina Company, Ltd., H Shares	2,682,000	3,811,006
PICC Property & Casualty Company, Ltd., H Shares	1,145,960	1,899,209
Ping An Insurance Group Company, H Shares	654,500	5,328,873
Powerlong Real Estate Holdings, Ltd.	620,000	84,710
Qunxing Paper Holdings Company, Ltd.	969,268	258,136
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	398,972
Sany Heavy Equipment International Holdings Company, Ltd.	682,000	148,628
Semiconductor Manufacturing International Corp., ADR (I)	164,905	758,563
Semiconductor Manufacturing International Corp. (I)	11,326,000	1,061,922
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	101,898
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	726,027
Shanghai Electric Group Company, Ltd., H Shares	1,384,000	607,258
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	33,000	106,812
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	387,607
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	331,100	679,983
Shanghai Prime Machinery Company, Ltd., H Shares	804,000	155,467
Shengli Oil & Gas Pipe Holdings, Ltd.	450,000	30,169

7

Emerging Markets Fund

Shenguan Holdings Group, Ltd.	854,000	310,835
Shenzhen Expressway Company, Ltd., H Shares	468,000	297,081
Shenzhou International Group Holdings, Ltd.	154,000	481,182
Shui On Land, Ltd.	3,823,567	1,000,530
Sichuan Expressway Company, Ltd., H Shares	718,000	241,755
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	1,317,211
Sino-Ocean Land Holdings, Ltd.	3,374,450	1,897,947
SinoMedia Holding, Ltd.	133,000	94,201
Sinopec Shanghai Petrochemical Company, Ltd., ADR	2,380	79,587
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	511,207
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	912,000	208,288
Sinopharm Group Company, Ltd., H Shares	474,400	1,657,918
Sinotrans, Ltd., H Shares	1,759,574	1,184,533
Sinotruk Hong Kong, Ltd.	826,055	433,707
SOHO China, Ltd.	1,762,000	1,436,067
Springland International Holdings, Ltd.	221,000	86,936
SPT Energy Group, Inc.	556,000	282,592
Sun Art Retail Group, Ltd. (L)	706,000	838,758
Sunac China Holdings, Ltd.	335,000	260,210
Sunny Optical Technology Group Company, Ltd.	412,000	558,097
TCL Communication Technology Holdings, Ltd.	336,000	416,012
Tencent Holdings, Ltd.	1,625,100	26,449,924
Tian Shan Development Holdings, Ltd.	134,000	56,725
Tiangong International Company, Ltd. (L)	1,007,564	228,659
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	125,326
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	75,917
Tianneng Power International, Ltd.	664,700	243,723
Tingyi Cayman Islands Holding Corp.	670,000	1,876,423
Tong Ren Tang Technologies Company, Ltd., H Shares	226,000	317,226
Tonly Electronics Holdings, Ltd.	76,520	59,620
Travelsky Technology, Ltd., H Shares	1,016,500	999,754
Trigiant Group, Ltd.	482,000	130,516
Tsingtao Brewery Company, Ltd., H Shares	102,000	776,080
Uni-President China Holdings, Ltd.	573,600	518,148
Want Want China Holdings, Ltd.	2,218,000	2,742,871
Weichai Power Company, Ltd., H Shares	291,400	1,179,658
Weiqiao Textile Company, H Shares	409,000	207,345
West China Cement, Ltd.	2,098,000	224,615
Winsway Enterprises Holdings, Ltd. (I)	203,000	10,465
Wumart Stores, Inc., H Shares	172,000	164,148
Xiamen International Port Company, Ltd., H Shares	1,056,662	203,096
Xingda International Holdings, Ltd.	848,000	318,490
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	403,650	350,963
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	179,200	282,094
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	877,000	203,821
Xiwang Property Holdings Company, Ltd.	593,020	39,008
XTEP International Holdings, Ltd.	426,000	199,232
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	442,798
Yanzhou Coal Mining Company, Ltd., H Shares	874,000	734,566
Yuzhou Properties Company	52,000	11,675
Zall Development Group, Ltd.	119,000	41,304
Zhaojin Mining Industry Company, Ltd., H Shares	608,500	380,703
Zhejiang Expressway Company, Ltd., H Shares	876,000	876,938
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd.	793,200	129,993
Zhongsheng Group Holdings, Ltd.	300,500	332,946
Zhuzhou CSR Times Electric Company, Ltd., H Shares	238,000	822,656
Zijin Mining Group Company, Ltd., H Shares	2,299,000	592,236
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	794,600	491,769
ZTE Corp., H Shares	300,800	679,713

8

Emerging Markets Fund

Colombia 0.6%		14,591,583

Bancolombia SA, ADR (L)	72,323	4,576,599
Celsia SA ESP	13,732	46,471
Cementos Argos SA	149,705	880,741
Corp. Financiera Colombiana SA	10,012	213,195
Ecopetrol SA	998,247	1,728,078
Ecopetrol SA, ADR (L)	88,238	3,051,270
Empresa de Energia de Bogota SA	690,124	625,187
Empresa de Telecomunicaciones de Bogota	243,548	72,022
Grupo Argos SA	5,127	63,476
Interconexion Electrica SA ESP	308,840	1,559,692
Isagen SA ESP	1,187,809	1,774,852

Cyprus 0.1%		2,071,166

Eurasia Drilling Company, Ltd., GDR	61,453	1,777,879
Globaltrans Investment PLC, GDR	32,027	293,287

Czech Republic 0.2%		5,171,679

CEZ AS	66,250	1,922,229
Fortuna Entertainment Group NV	1,880	11,416
Komercni Banka AS	4,862	1,129,914
Pegas Nonwovens SA	27,820	830,220
Philip Morris CR AS	293	144,527
Unipetrol AS (I)	190,067	1,133,373

Egypt 0.1%		1,669,462

Commercial International Bank Egypt SAE, GDR	154,195	981,528
Global Telecom Holding, GDR (I)	191,382	687,934

Greece 0.6%		15,922,356

Aegean Airlines SA (I)	28,191	230,837
Alpha Bank AE (I)	1,447,149	1,278,248
Athens Water Supply and Sewage Company SA	4,067	50,541
Bank of Greece	2,764	48,462
Corinth Pipeworks SA (I)	2,289	4,134
Ellaktor SA (I)	24,344	111,671
FF Group (I)	16,481	685,216
Fourlis Holdings SA (I)	16,807	111,430
Frigoglass SA (I)	13,816	58,000
GEK Terna Holding Real Estate Construction SA (I)	10,636	48,613
Hellenic Exchanges - Athens Stock Exchange SA (I)	60,791	569,782
Hellenic Petroleum SA	28,546	209,101
Hellenic Telecommunications Organization SA (I)	180,762	2,594,867
Intracom Holdings SA (I)	39,886	35,670
Intralot SA-Integrated Lottery Systems & Services (I)	75,208	175,492
JUMBO SA (I)	65,424	967,217
Lamda Development SA (I)	3,765	23,106
Marfin Investment Group Holdings SA (I)	375,232	198,539
Metka SA	17,449	262,156
Motor Oil Hellas Corinth Refineries SA	32,048	346,336
Mytilineos Holdings SA (I)	15,661	127,723
National Bank of Greece SA (I)	602,001	2,073,793
OPAP SA	121,452	1,945,071
Piraeus Bank SA (I)	741,025	1,474,754
Piraeus Port Authority SA	1,380	30,553
Public Power Corp. SA (I)	77,701	1,131,780
Sidenor Holdings SA (I)	4,142	6,961
Terna Energy SA (I)	25,348	123,328
Titan Cement Company SA	37,325	998,975

9

Emerging Markets Fund

Guernsey Channel Islands 0.0%		311,957

Etalon Group, Ltd., GDR	83,447	311,957

Hong Kong 4.5%		117,980,698

Ajisen China Holdings, Ltd.	341,000	282,386
Alibaba Pictures Group, Ltd. (I)	460,000	96,154
AMVIG Holdings, Ltd.	675,333	279,780
Anxin-China Holdings, Ltd.	1,988,000	233,305
Asia Energy Logistics Group, Ltd. (I)	2,960,000	32,909
Asian Citrus Holdings, Ltd.	144,000	30,661
AVIC International Holdings Hong Kong, Ltd. (I)	2,478,000	107,075
Beijing Enterprises Holdings, Ltd.	251,430	2,166,377
Beijing Enterprises Water Group, Ltd. (I)	1,194,000	811,639
Belle International Holdings, Ltd.	1,934,000	2,472,699
Bosideng International Holdings, Ltd. (L)	1,874,000	297,134
Brilliance China Automotive Holdings, Ltd.	630,000	1,162,429
C C Land Holdings, Ltd.	450,693	94,727
Carrianna Group Holdings Company, Ltd.	624,000	110,285
CECEP COSTIN New Materials Group, Ltd.	54,000	20,901
CGN Mining Company, Ltd. (I)	315,000	34,135
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	113,049
Chigo Holding, Ltd. (I)	1,536,000	37,807
China Aerospace International Holdings, Ltd.	2,044,755	213,605
China Agri-Industries Holdings, Ltd.	2,316,600	944,446
China All Access Holdings, Ltd.	170,000	67,332
China Chengtong Development Group, Ltd. (I)	2,031,216	86,499
China Culiangwang Beverages Holdings, Ltd. (I)	381,000	19,413
China Energine International Holdings, Ltd. (I)	1,897,589	181,162
China Everbright International, Ltd.	1,360,000	1,861,620
China Everbright, Ltd.	425,000	805,653
China Fiber Optic Network System Group, Ltd. (L)	268,000	87,796
China Foods, Ltd. (I)	624,000	251,135
China Gas Holdings, Ltd.	916,000	1,630,891
China Glass Holdings, Ltd.	98,000	12,763
China High Precision Automation Group, Ltd. (I)	74,000	11,840
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	574,402
China Household Holdings, Ltd. (I)	370,000	40,067
China Lumena New Materials Corp. (L)	1,272,000	205,160
China Merchants Holdings International Company, Ltd.	583,796	1,927,782
China Merchants Land, Ltd.	124,000	19,816
China Metal Recycling Holdings, Ltd. (I)(L)	358,200	0
China Mining Resources Group, Ltd. (I)	1,546,000	14,265
China Mobile, Ltd.	348,500	4,328,039
China Mobile, Ltd., ADR (L)	358,226	22,310,315
China New Town Development Company, Ltd. (I)	2,185,332	121,303
China Nickel Resources Holding Company, Ltd. (I)	878,000	28,889
China Ocean Resources Company, Ltd. (I)	56,544	67,545
China Oil and Gas Group, Ltd.	3,288,219	576,956
China Overseas Grand Oceans Group, Ltd. (L)	524,000	329,137
China Overseas Land & Investment, Ltd.	1,478,000	4,154,983
China Power International Development, Ltd. (L)	1,873,000	855,988
China Power New Energy Development Company, Ltd. (I)	3,180,000	225,653
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	182,560
China Properties Group, Ltd. (I)	877,000	190,186
China Resources Cement Holdings, Ltd.	783,518	538,622
China Resources Enterprises, Ltd.	784,000	2,114,113
China Resources Gas Group, Ltd.	390,000	1,137,984
China Resources Land, Ltd.	1,010,000	2,308,777
China Resources Power Holdings Company, Ltd.	606,000	1,837,869
China Ruifeng Renewable Energy Holdings, Ltd. (I)	376,000	66,959
China Singyes Solar Technologies Holdings, Ltd. (I)	261,800	433,900

10

Emerging Markets Fund

China South City Holdings, Ltd.	1,250,000	623,823
China Starch Holdings, Ltd.	2,630,000	65,133
China State Construction International Holdings, Ltd.	625,200	1,007,690
China Taiping Insurance Holdings Company, Ltd. (I)	449,000	1,087,802
China Tianyi Holdings, Ltd.	332,000	49,271
China Travel International Investment Hong Kong, Ltd.	2,982,000	934,672
China Unicom Hong Kong, Ltd.	208,000	369,712
China Unicom Hong Kong, Ltd., ADR	277,036	4,911,848
China Vanadium Titano - Magnetite Mining Company, Ltd.	369,000	41,907
China Water Affairs Group, Ltd.	754,000	271,416
China Water Industry Group, Ltd. (I)	112,000	21,686
China WindPower Group, Ltd. (I)	1,460,000	133,585
Chinese People Holdings Company, Ltd. (I)	1,598,000	37,948
CIMC Enric Holdings, Ltd.	368,000	407,378
CITIC 21CN Company, Ltd. (I)	958,000	753,955
CITIC Resources Holdings, Ltd. (I)	2,830,000	460,119
CITIC, Ltd. (L)	824,923	1,596,684
Citychamp Watch & Jewellery Group, Ltd. (I)	2,601,800	345,758
Clear Media, Ltd.	57,000	59,203
Coastal Greenland, Ltd. (I)	1,485,000	54,660
Comba Telecom Systems Holdings, Ltd.	857,500	372,652
COSCO International Holdings, Ltd.	807,040	396,668
COSCO Pacific, Ltd.	1,053,561	1,475,948
CP Pokphand Company, Ltd.	2,984,000	342,546
CSPC Pharmaceutical Group, Ltd.	732,000	611,771
DaChan Food Asia, Ltd. (I)	552,000	72,592
Dah Chong Hong Holdings, Ltd.	584,000	361,686
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	120,324
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,382
Digital China Holdings, Ltd.	541,000	523,367
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,965
Embry Holdings, Ltd.	80,000	43,936
EVA Precision Industrial Holdings, Ltd.	134,000	33,898
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	56,627
Franshion Properties China, Ltd.	3,976,000	1,076,768
GCL-Poly Energy Holdings, Ltd. (I)(L)	1,791,000	642,017
Global Bio-Chem Technology Group Company, Ltd. (I)	2,707,200	104,807
Global Sweeteners Holdings, Ltd. (I)	444,000	22,877
Glorious Property Holdings, Ltd. (I)	545,000	77,347
Goldbond Group Holdings, Ltd.	100,000	4,901
Golden Meditech Holdings, Ltd.	1,195,500	211,277
Goldlion Holdings, Ltd.	345,000	148,729
Good Friend International Holdings, Inc.	42,000	15,302
Guangdong Investment, Ltd.	1,254,000	1,513,917
Guangdong Land Holdings, Ltd.	690,000	149,485
Haier Electronics Group Company, Ltd.	341,000	979,243
Hanergy Solar Group, Ltd. (I)(L)	5,490,000	899,941
Heng Tai Consumables Group, Ltd. (I)	2,805,525	50,649
Hengdeli Holdings, Ltd. (L)	1,720,400	310,830
HKC Holdings, Ltd. (I)	3,725,423	99,978
Hopewell Highway Infrastructure, Ltd.	573,000	286,871
Hopson Development Holdings, Ltd. (I)	692,000	697,238
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,726,617	545,671
Huabao International Holdings, Ltd.	1,267,000	925,072
Inspur International, Ltd.	689,000	158,246
Interchina Holdings Company (I)	1,870,000	91,793
Jinchuan Group International Resources Company, Ltd. (I)	144,000	14,675
Ju Teng International Holdings, Ltd.	981,722	568,432
Kai Yuan Holdings, Ltd. (I)	10,020,000	172,683
Kingboard Chemical Holdings, Ltd.	716,148	1,477,848
Kingboard Laminates Holdings, Ltd.	204,000	90,250

11

Emerging Markets Fund

Kunlun Energy Company, Ltd.	1,532,000	2,520,895
Lai Fung Holdings, Ltd.	4,286,000	99,612
Le Saunda Holdings, Ltd.	108,000	51,114
Lee & Man Paper Manufacturing, Ltd.	889,000	520,883
Lijun International Pharmaceutical Holding, Ltd.	750,000	382,791
LK Technology Holdings, Ltd. (I)	40,000	4,126
Loudong General Nice Resources China Holdings, Ltd. (I)	1,830,000	120,647
Madex International Holdings, Ltd. (I)	900,000	17,538
MIE Holdings Corp.	510,000	85,567
MIN XIN Holdings, Ltd.	168,000	97,056
Mingfa Group International Company, Ltd. (I)	840,000	226,411
Minmetals Land, Ltd.	1,502,000	183,977
Nan Hai Corp., Ltd. (I)	26,350,000	183,711
NetDragon Websoft, Inc.	121,500	234,233
New World China Land, Ltd.	2,457,230	1,490,193
New World Department Store China, Ltd.	211,000	89,828
Nine Dragons Paper Holdings, Ltd.	705,000	547,764
North Mining Shares Company, Ltd. (I)(L)	1,340,000	60,268
Phoenix Satellite Television Holdings, Ltd.	726,000	246,277
Poly Property Group Company, Ltd.	2,221,944	960,804
Ports Design, Ltd.	242,500	100,452
Pou Sheng International Holdings, Ltd. (I)	2,224,000	212,299
Prosperity International Holdings HK, Ltd. (I)	1,460,000	46,152
Qingling Motors Company, Ltd., H Shares	948,000	303,435
Real Nutriceutical Group, Ltd. (L)	620,000	184,742
REXLot Holdings, Ltd. (L)	6,393,536	725,629
Road King Infrastructure, Ltd.	166,000	149,313
Rotam Global Agrosciences, Ltd.	24,000	53,435
Samson Holding, Ltd.	740,915	97,430
Shanghai Industrial Holdings, Ltd.	537,041	1,801,849
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	200,349
Shanghai Zendai Property, Ltd. (I)	4,865,000	74,079
Shenzhen International Holdings, Ltd.	921,399	1,236,065
Shenzhen Investment, Ltd.	2,703,824	857,422
Shimao Property Holdings, Ltd.	1,041,000	2,281,626
Shougang Concord International Enterprises Company, Ltd. (I)	4,862,000	225,721
Shougang Fushan Resources Group, Ltd. (L)	3,492,000	962,935
Silver Grant International, Ltd.	1,054,334	159,153
SIM Technology Group, Ltd. (I)	1,671,000	91,620
Sino Biopharmaceutical, Ltd.	1,804,000	1,660,943
Sino Oil And Gas Holdings, Ltd. (I)	6,745,000	208,016
Sinofert Holdings, Ltd.	2,242,000	349,914
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	159,611
Sinopec Kantons Holdings, Ltd. (L)	784,000	656,580
Sinotrans Shipping, Ltd. (I)	1,611,000	505,010
SITC International Holdings Company, Ltd.	147,000	65,427
Skyworth Digital Holdings, Ltd.	1,397,675	748,161
SMI Corp., Ltd.	1,328,000	52,240
Solargiga Energy Holdings, Ltd. (I)	997,000	53,392
Sparkle Roll Group, Ltd. (I)	1,144,000	61,266
SRE Group, Ltd.	3,944,000	115,028
TCC International Holdings, Ltd.	1,253,417	556,333
TCL Multimedia Technology Holdings, Ltd. (I)(L)	509,200	195,096
Texhong Textile Group, Ltd. (L)	265,000	192,984
Tian An China Investment, Ltd.	931,000	659,584
Tianjin Development Holdings, Ltd.	348,000	290,110
Tianjin Port Development Holdings, Ltd.	392,000	65,221
Tibet 5100 Water Resources Holdings, Ltd.	129,000	42,436
Tomson Group, Ltd.	741,335	206,476
Tongda Group Holdings, Ltd.	1,070,000	146,260
Towngas China Company, Ltd.	567,000	604,261

12

Emerging Markets Fund

TPV Technology, Ltd.	952,588	201,551
Truly International Holdings, Ltd.	973,000	528,330
United Energy Group, Ltd. (I)(L)	1,926,000	278,419
V1 Group, Ltd. (I)	1,941,600	190,213
Wasion Group Holdings, Ltd.	522,000	435,016
Welling Holding, Ltd. (L)	608,000	156,821
Yanchang Petroleum International, Ltd. (I)	4,992,273	264,122
Yingde Gases Group Company, Ltd.	593,000	634,228
Yip's Chemical Holdings, Ltd.	218,000	157,223
Yuexiu Property Company, Ltd.	5,625,200	1,204,179
Yuexiu Transport Infrastructure, Ltd. (L)	430,000	263,510

Hungary 0.2%		4,654,152

Danubius Hotel and Spa PLC (I)	951	21,424
FHB Mortgage Bank PLC (I)	7,029	21,033
Magyar Telekom Telecommunications PLC	240,319	370,334
MOL Hungarian Oil and Gas PLC	19,068	939,795
OTP Bank PLC	128,464	2,221,789
PannErgy (I)(L)	2,974	3,902
Richter Gedeon Nyrt	66,910	1,075,875

India 8.7%		228,532,058

Aban Offshore, Ltd.	21,138	247,145
ABB, Ltd.	32,944	536,762
ABG Shipyard, Ltd. (I)	16,236	63,549
ACC, Ltd.	22,489	554,492
Adani Enterprises, Ltd.	84,130	667,013
Adani Ports and Special Economic Zone	278,291	1,307,531
Adani Power, Ltd. (I)	448,722	350,311
Aditya Birla Nuvo, Ltd.	50,286	1,203,147
Advanta, Ltd. (I)	6,741	32,288
Agro Tech Foods, Ltd.	1,994	18,224
AIA Engineering, Ltd.	17,208	249,369
Ajanta Pharma, Ltd.	12,219	320,041
Akzo Nobel India, Ltd.	3,239	60,873
Alembic Pharmaceuticals, Ltd.	74,308	453,820
Allahabad Bank	122,827	231,022
Alok Industries, Ltd.	487,315	102,286
Alstom India, Ltd.	15,910	127,925
Amara Raja Batteries, Ltd.	40,738	370,899
Ambuja Cements, Ltd.	482,068	1,647,740
Amtek Auto, Ltd.	149,007	580,016
Amtek India, Ltd.	24,960	41,312
Anant Raj, Ltd. (I)	151,998	138,480
Andhra Bank	157,627	187,101
Apollo Hospitals Enterprise, Ltd.	48,981	953,964
Apollo Tyres, Ltd.	207,899	568,305
Arvind, Ltd.	144,398	680,398
Ashok Leyland, Ltd.	1,368,930	829,416
Asian Paints, Ltd.	133,213	1,374,349
Atul, Ltd.	6,667	148,098
Aurobindo Pharma, Ltd.	141,579	1,912,134
Axis Bank, Ltd.	352,830	2,309,269
Axis Bank, Ltd., GDR	95	3,156
Bajaj Auto, Ltd.	42,775	1,598,275
Bajaj Corp., Ltd.	17,522	78,581
Bajaj Electricals, Ltd.	17,856	83,394
Bajaj Finance, Ltd.	17,501	713,595
Bajaj Finserv, Ltd.	35,935	626,021
Bajaj Hindusthan, Ltd.	266,322	99,596
Bajaj Holdings and Investment, Ltd.	41,862	924,875
Balkrishna Industries, Ltd.	19,674	235,187

13

Emerging Markets Fund

Ballarpur Industries, Ltd.	487,134	123,720
Balmer Lawrie & Company, Ltd.	13,965	133,230
Balrampur Chini Mills, Ltd.	160,224	191,238
Bank of Baroda	50,107	740,088
Bank of India	128,328	585,609
Bank of Maharashtra	160,436	121,871
BASF India, Ltd.	4,646	91,390
Bata India, Ltd.	4,257	90,240
BEML, Ltd.	19,471	182,899
Berger Paints India, Ltd.	77,333	440,091
BGR Energy Systems, Ltd.	18,048	45,860
Bharat Electronics, Ltd.	8,497	287,345
Bharat Forge, Ltd.	68,219	892,527
Bharat Heavy Electricals, Ltd.	301,334	1,187,499
Bharat Petroleum Corp., Ltd.	125,930	1,440,315
Bharti Airtel, Ltd.	324,067	1,979,282
Bhushan Steel, Ltd.	33,252	55,529
Biocon, Ltd.	44,490	342,066
Birla Corp., Ltd.	41,760	375,833
Blue Dart Express, Ltd.	1,817	142,321
Blue Star, Ltd.	4,203	24,201
Bombay Dyeing & Manufacturing Company, Ltd.	64,751	73,225
Bombay Rayon Fashions, Ltd. (I)	12,093	32,528
Bosch, Ltd.	3,714	908,555
Britannia Industries, Ltd.	19,519	401,084
Cadila Healthcare, Ltd.	32,900	654,130
Cairn India, Ltd.	327,939	1,766,785
Canara Bank	91,968	574,953
Capital First, Ltd.	9,269	42,529
Carborundum Universal, Ltd.	2,776	8,513
Ceat Ltd.	2,252	21,805
Central Bank of India	256,929	273,783
Century Plyboards India, Ltd.	34,507	51,273
Century Textiles & Industries, Ltd.	32,699	320,721
CESC, Ltd.	55,765	637,476
Chambal Fertilizers & Chemicals, Ltd.	224,870	208,207
Chennai Petroleum Corp., Ltd. (I)	26,771	39,337
Cholamandalam Investment and Finance Company, Ltd.	8,951	59,826
Cipla, Ltd.	219,186	1,867,684
City Union Bank, Ltd.	160,171	204,094
Clariant Chemicals India, Ltd.	4,724	70,170
CMC, Ltd.	6,409	226,074
Colgate-Palmolive India, Ltd.	16,631	422,904
Container Corp of India	18,835	431,578
Coromandel International, Ltd.	51,552	220,535
Corporation Bank	30,114	161,576
Cox & Kings, Ltd.	38,333	187,839
CRISIL, Ltd.	335	10,498
Crompton Greaves, Ltd.	202,125	652,409
Cummins India, Ltd.	45,869	526,249
Dabur India, Ltd.	74,356	283,933
Dalmia Bharat, Ltd.	18,693	144,000
DB Corp., Ltd.	6,096	32,752
DCB Bank, Ltd. (I)	184,559	261,446
DCM Shriram, Ltd.	26,804	93,547
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	112,281
DEN Networks, Ltd. (I)	17,084	46,221
Dena Bank	77,870	75,252
Dish TV India, Ltd. (I)	261,785	232,577
Divi's Laboratories, Ltd.	21,346	547,103
DLF, Ltd.	407,900	1,196,267

14

Emerging Markets Fund

Dr. Reddy's Laboratories, Ltd.	28,782	1,415,822
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	898,059
Dredging Corp. of India, Ltd. (I)	4,719	35,126
eClerx Services, Ltd.	9,561	213,717
Edelweiss Financial Services, Ltd.	221,050	182,253
Eicher Motors, Ltd.	6,579	1,058,121
EID Parry India, Ltd.	81,890	282,824
EIH, Ltd.	63,165	113,720
Elder Pharmaceuticals, Ltd. (I)	1,105	3,485
Electrosteel Castings, Ltd.	93,708	40,716
Emami, Ltd.	32,116	347,955
Engineers India, Ltd.	52,818	203,216
Entertainment Network India, Ltd.	2,857	19,822
Era Infra Engineering, Ltd. (I)	27,625	7,117
Eros International Media, Ltd. (I)	18,037	77,787
Escorts, Ltd.	43,887	82,882
Ess Dee Aluminium, Ltd.	8,586	71,747
Essar Oil, Ltd. (I)	198,149	408,015
Essar Ports, Ltd.	118,939	173,647
Essar Shipping, Ltd. (I)	59,469	20,038
Essel Propack, Ltd.	89,057	145,570
Exide Industries, Ltd.	226,687	609,858
FAG Bearings India, Ltd.	584	27,570
FDC, Ltd.	45,702	119,765
Federal Bank, Ltd.	806,835	1,609,963
Federal-Mogul Goetze India, Ltd. (I)	8,130	34,156
Financial Technologies India, Ltd.	15,328	64,477
Finolex Cables, Ltd.	89,396	321,865
Finolex Industries, Ltd.	64,689	306,951
Firstsource Solutions, Ltd. (I)	232,387	142,948
Fortis Healthcare, Ltd. (I)	99,267	196,031
GAIL India, Ltd.	185,255	1,355,266
GAIL India, Ltd., GDR	1,143	50,630
Gammon India, Ltd. (I)	51,039	24,713
Gateway Distriparks, Ltd.	73,703	318,772
Gillette India, Ltd.	1,325	55,963
Gitanjali Gems, Ltd. (I)	50,394	55,104
GlaxoSmithKline Consumer Healthcare, Ltd.	1,735	153,064
Glenmark Pharmaceuticals, Ltd.	38,363	453,738
GMR Infrastructure, Ltd.	1,267,487	528,335
Godfrey Philips India, Ltd.	379	16,838
Godrej Consumer Products, Ltd.	48,992	796,770
Godrej Industries, Ltd.	38,781	207,382
Godrej Properties, Ltd.	20,318	74,916
Graphite India, Ltd.	80,822	137,699
Grasim Industries, Ltd.	31,208	1,845,488
Greaves Cotton, Ltd.	22,029	47,456
Grindwell Norton, Ltd.	43	323
Gujarat Alkalies & Chemicals, Ltd.	50,650	161,331
Gujarat Fluorochemicals, Ltd.	32,948	282,567
Gujarat Gas Company, Ltd.	18,111	133,678
Gujarat Industries Power Company, Ltd.	11,048	14,317
Gujarat Mineral Development Corp., Ltd.	39,642	94,628
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	65,805	93,633
Gujarat NRE Coke, Ltd. (I)	85,965	13,293
Gujarat Pipavav Port, Ltd. (I)	82,351	194,548
Gujarat State Fertilisers & Chemicals, Ltd.	178,141	197,686
Gujarat State Petronet, Ltd.	135,739	190,672
Gulf Oil Corp., Ltd.	22,053	48,395
Gulf Oil Lubricants India, Ltd. (I)	22,053	104,123
GVK Power & Infrastructure, Ltd. (I)	648,891	146,352

15

Emerging Markets Fund

Hathway Cable & Datacom, Ltd. (I)	32,074	141,809
Havells India Ltd.	292,245	1,373,447
HCL Infosystems, Ltd. (I)	185,657	239,680
HCL Technologies, Ltd.	114,858	3,094,985
HDFC Bank, Ltd.	538,287	8,015,286
HEG, Ltd.	17,873	85,009
HeidelbergCement India, Ltd. (I)	87,352	100,748
Hero Motorcorp, Ltd.	35,345	1,521,309
Hexa Tradex, Ltd. (I)	42,642	23,457
Hexaware Technologies, Ltd.	327,232	862,799
Himachal Futuristic Communications, Ltd. (I)	446,484	99,570
Hindalco Industries, Ltd.	1,014,546	2,848,980
Hinduja Ventures, Ltd.	5,652	30,159
Hindustan Construction Company, Ltd. (I)	41,263	25,831
Hindustan Oil Exploration Company, Ltd. (I)	20,262	16,677
Hindustan Petroleum Corp., Ltd.	66,901	507,132
Hindustan Unilever, Ltd.	72,182	881,302
Honeywell Automation India, Ltd.	130	11,167
Hotel Leela Venture, Ltd. (I)	161,732	63,736
Housing Development & Infrastructure, Ltd. (I)	335,502	501,119
HSIL, Ltd.	27,538	140,444
Ht Media Ltd.	9,443	16,216
ICICI Bank, Ltd.	135,764	3,482,082
ICICI Bank, Ltd., ADR	65,621	3,510,724
IDBI Bank, Ltd.	325,447	408,095
Idea Cellular, Ltd.	578,462	1,541,823
IDFC, Ltd.	597,521	1,423,015
IFCI, Ltd.	799,536	444,025
IIFL Holdings, Ltd.	254,359	582,607
Indiabulls Housing Finance, Ltd.	316,454	1,991,864
Indiabulls Infrastructure and Power, Ltd. (I)	1,348,842	107,807
Indiabulls Real Estate, Ltd.	251,053	286,986
Indian Bank	92,080	207,459
Indian Hotels Company, Ltd.	502,469	802,193
Indian Oil Corp., Ltd.	79,634	472,539
Indian Overseas Bank	198,424	196,899
Indoco Remedies, Ltd.	16,271	68,799
Indraprastha Gas, Ltd.	23,389	146,046
IndusInd Bank, Ltd.	99,860	970,704
Info Edge India, Ltd.	8,983	112,092
Infosys, Ltd.	70,049	4,161,660
Infosys, Ltd., ADR (L)	107,637	6,404,402
Infotech Enterprises, Ltd.	22,275	154,457
ING Vysya Bank, Ltd.	77,939	831,150
Ingersoll-Rand India, Ltd.	9,856	106,328
Ipca Laboratories, Ltd.	21,683	261,101
IRB Infrastructure Developers, Ltd.	112,896	467,913
ITC, Ltd.	790,826	4,639,890
Jagran Prakashan, Ltd.	22,862	44,631
Jain Irrigation Systems, Ltd.	206,193	303,818
Jaiprakash Associates, Ltd. (I)	692,948	536,849
Jaiprakash Power Ventures, Ltd. (I)	623,661	146,316
Jammu & Kashmir Bank, Ltd.	33,817	830,411
JB Chemicals & Pharmaceuticals, Ltd.	44,422	153,796
JBF Industries, Ltd.	30,363	67,913
Jindal Poly Films, Ltd.	15,538	72,843
Jindal Poly Investments and Finance Company, Ltd. (I)	3,884	10,814
Jindal Saw, Ltd.	176,270	225,516
Jindal Stainless, Ltd. (I)	78,009	57,451
Jindal Steel & Power, Ltd.	202,531	780,381
JK Cement, Ltd.	22,552	174,597

16

Emerging Markets Fund

JK Lakshmi Cement, Ltd.	70,257	352,833
JK Tyre & Industries, Ltd.	5,373	24,524
JM Financial, Ltd.	368,362	266,997
JSW Energy, Ltd.	345,624	435,060
JSW Steel, Ltd.	123,306	2,526,699
Jubilant Foodworks, Ltd. (I)	8,461	179,650
Jubilant Life Sciences, Ltd.	64,699	178,379
Kajaria Ceramics, Ltd.	18,941	204,234
Kalpataru Power Transmission, Ltd.	22,050	60,615
Kansai Nerolac Paints, Ltd.	587	15,647
Kaveri Seed Company, Ltd.	21,588	322,318
KEC International, Ltd.	68,163	113,916
Kesoram Industries, Ltd. (I)	80,244	155,932
Kirloskar Brothers, Ltd.	4,757	23,865
Kotak Mahindra Bank, Ltd.	177,238	3,040,718
KPIT Cummins Infosystems, Ltd.	87,601	214,302
KSB Pumps, Ltd.	7,884	69,345
KSK Energy Ventures, Ltd. (I)	7,103	11,024
Lakshmi Machine Works, Ltd.	2,257	146,583
Lakshmi Vilas Bank, Ltd.	37,195	49,347
Lanco Infratech, Ltd. (I)	511,323	71,378
Larsen & Toubro, Ltd.	174,869	4,428,161
Larsen & Toubro, Ltd., GDR	40,288	1,014,556
Lupin, Ltd.	57,843	1,335,645
Maharashtra Seamless, Ltd.	54,295	320,728
Mahindra & Mahindra, Ltd.	193,404	4,492,465
Mahindra & Mahindra, Ltd., GDR	19,216	448,550
Mahindra Holidays & Resorts India, Ltd.	3,261	16,041
Mahindra Lifespace Developers, Ltd.	21,630	194,821
Manaksia, Ltd.	35,648	50,217
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	257,412
Marico Kaya Enterprises, Ltd. (I)	1,827	16,650
Marico, Ltd.	91,382	412,381
Maruti Suzuki India, Ltd.	46,311	2,196,516
MAX India, Ltd.	45,603	247,346
McLeod Russel India, Ltd.	37,627	183,310
Mercator, Ltd. (I)	212,137	113,533
Merck, Ltd.	2,868	35,838
MindTree, Ltd.	29,963	556,641
Monnet Ispat & Energy, Ltd.	32,137	60,250
Monsanto India, Ltd.	5,675	207,513
Motherson Sumi Systems, Ltd.	178,753	1,102,004
Mphasis, Ltd.	22,375	164,898
MRF, Ltd.	1,922	760,723
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	43,988
Nagarjuna Oil Refinery, Ltd. (I)	229,114	18,914
Natco Pharma, Ltd.	9,399	187,482
National Aluminium Company, Ltd.	427,632	402,344
Nava Bharat Ventures, Ltd.	43,984	148,137
Navneet Publications India, Ltd.	61,133	99,703
NCC, Ltd.	246,877	279,986
NESCO, Ltd.	1,049	21,728
Nestle India, Ltd.	4,192	419,524
NHPC, Ltd.	1,621,426	577,139
NIIT Technologies, Ltd.	45,471	269,771
NIIT, Ltd.	86,244	71,446
Nitin Fire Protection Industries, Ltd.	42,198	43,982
Noida Toll Bridge Company, Ltd.	76,450	41,098
NTPC, Ltd.	419,472	951,420
Oberoi Realty, Ltd.	12,621	49,349
Oil & Natural Gas Corp., Ltd.	292,338	2,102,523

17

Emerging Markets Fund

Oil India, Ltd.	61,573	623,823
OMAXE, Ltd.	106,368	221,827
Opto Circuits India, Ltd. (I)	43,971	17,729
Oracle Financial Services Software, Ltd. (I)	9,555	567,730
Orient Cement, Ltd.	82,674	164,642
Oriental Bank of Commerce	67,526	291,670
Orissa Minerals Development Company, Ltd.	400	26,306
Page Industries, Ltd.	1,818	213,426
Panacea Biotec, Ltd. (I)	18,056	51,396
Pantaloon Retail India, Ltd.	7,341	14,896
Parsvnath Developers, Ltd. (I)	129,259	49,613
Peninsula Land, Ltd.	89,370	50,240
Persistent Systems, Ltd.	6,484	134,925
Petronet LNG, Ltd.	130,308	395,468
Pfizer, Ltd.	5,987	140,567
PI Industries, Ltd.	2,185	16,206
Pidilite Industries, Ltd.	73,344	494,572
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	65,948
Piramal Enterprises, Ltd.	87,007	982,293
Plethico Pharmaceuticals, Ltd. (I)	5,976	4,321
Polaris Financial Technology, Ltd.	63,788	226,323
Polyplex Corp., Ltd.	12,401	51,803
Power Grid Corp. of India, Ltd.	479,923	1,020,863
Praj Industries, Ltd.	57,344	59,851
Prestige Estates Projects, Ltd.	19,118	70,456
Prism Cement, Ltd. (I)	71,827	89,367
PTC India, Ltd.	222,817	320,762
Punj Lloyd, Ltd. (I)	224,909	137,691
Punjab National Bank, Ltd.	5,000	82,145
Radico Khaitan, Ltd.	60,239	77,796
Rain Industries, Ltd.	114,375	81,460
Rajesh Exports, Ltd.	43,299	101,319
Rallis India, Ltd.	62,589	241,485
Ranbaxy Laboratories, Ltd. (I)	64,371	678,877
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	25,264
Raymond, Ltd.	43,363	326,022
Redington India, Ltd.	66,332	114,759
REI Agro, Ltd.	164,589	7,612
Reliance Capital, Ltd.	108,604	951,295
Reliance Communications, Ltd.	564,683	1,084,175
Reliance Industries, Ltd.	753,846	12,450,087
Reliance Infrastructure, Ltd.	72,487	836,481
Reliance Power, Ltd. (I)	555,888	686,211
Rolta India, Ltd.	45,837	79,054
Ruchi Soya Industries, Ltd.	127,227	83,617
Rural Electrification Corp., Ltd.	370,755	1,646,288
Sadbhav Engineering, Ltd.	12,270	42,475
Sanofi India, Ltd.	493	24,626
Schneider Electric Infrastructure, Ltd. (I)	27,670	61,511
Sesa Sterlite, Ltd.	70,743	324,351
Sesa Sterlite, Ltd., ADR	195,801	3,600,780
Shipping Corp. of India, Ltd. (I)	51,056	50,723
Shoppers Stop, Ltd.	8,260	62,504
Shree Cement, Ltd.	4,757	620,427
Shree Renuka Sugars, Ltd.	423,210	136,524
Shriram Transport Finance Company, Ltd.	43,154	648,013
Siemens India, Ltd.	46,078	605,006
Sintex Industries, Ltd.	88,110	106,410
SJVN, Ltd.	117,873	47,115
SKF India, Ltd.	7,769	147,624
Sobha Developers, Ltd.	50,252	375,999

18

Emerging Markets Fund

Solar Industries India, Ltd.	1,324	45,447
SREI Infrastructure Finance, Ltd.	294,220	213,319
SRF, Ltd.	19,638	220,731
State Bank of Bikaner & Jaipur	18,445	180,522
State Bank of India	59,375	2,415,316
State Bank of India, GDR	4,501	368,664
Steel Authority of India, Ltd.	208,468	279,021
Sterling Biotech, Ltd. (I)	96,778	18,130
Sterlite Technologies, Ltd.	53,825	56,484
Strides Arcolab, Ltd.	10,655	116,920
Styrolution ABS India, Ltd.	189	1,853
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	181,886
Sun Pharmaceutical Industries, Ltd.	189,104	2,661,116
Sun TV Network, Ltd.	63,501	372,305
Sundaram Finance, Ltd.	17,300	268,408
Supreme Industries, Ltd.	24,824	243,287
Suzlon Energy, Ltd. (I)	534,875	190,876
Syndicate Bank	165,888	327,953
Tamil Nadu Newsprint & Papers, Ltd.	37,939	101,498
Tata Chemicals, Ltd.	57,964	362,415
Tata Communications, Ltd.	50,265	313,323
Tata Consultancy Services, Ltd.	141,485	5,872,085
Tata Elxsi, Ltd.	10,774	108,697
Tata Global Beverages, Ltd.	410,020	1,022,473
Tata Investment Corp., Ltd.	1,067	9,591
Tata Motors, Ltd.	198,438	1,719,069
Tata Motors, Ltd., ADR (L)	53,090	2,558,407
Tata Power Company, Ltd.	676,029	965,635
Tata Sponge Iron, Ltd.	4,883	68,598
Tata Steel, Ltd.	302,239	2,564,455
Tata Teleservices Maharashtra, Ltd. (I)	545,887	99,861
Tech Mahindra, Ltd.	65,286	2,538,106
Texmaco Rail & Engineering, Ltd.	5,288	6,993
The Great Eastern Shipping Company, Ltd.	84,792	515,115
The India Cements, Ltd.	309,375	578,056
The Karnataka Bank, Ltd.	140,550	284,472
The Karur Vysya Bank, Ltd.	49,942	387,651
The Phoenix Mills, Ltd.	4,315	23,097
The Ramco Cements, Ltd.	89,830	502,563
The South Indian Bank, Ltd.	847,658	390,065
Thermax, Ltd.	19,232	272,728
Time Technoplast, Ltd.	105,115	88,196
Timken India, Ltd.	92	670
Titan Company, Ltd.	96,547	610,404
Torrent Pharmaceuticals, Ltd.	46,498	635,545
Torrent Power, Ltd.	83,936	184,979
Transport Corp. Of India Ltd.	5,995	20,345
Trent, Ltd.	871	16,383
Triveni Turbine, Ltd.	25,986	36,306
TTK Prestige, Ltd.	1,939	148,915
Tube Investments of India, Ltd.	19,386	91,203
TV18 Broadcast, Ltd. (I)	301,121	144,272
TVS Motor Company, Ltd.	126,700	390,331
UCO Bank	198,438	291,910
Uflex, Ltd.	34,032	83,459
Ultratech Cement, Ltd.	27,084	1,140,439
Unichem Laboratories, Ltd.	4,033	14,853
Union Bank of India, Ltd.	122,021	418,397
Unitech, Ltd. (I)	1,334,364	483,532
United Breweries, Ltd.	29,446	342,804
UPL, Ltd.	205,653	1,074,296

19

Emerging Markets Fund

Usha Martin, Ltd.	176,167	117,776
Uttam Value Steels, Ltd. (I)	25,353	3,201
V-Guard Industries, Ltd.	7,855	95,196
VA Tech Wabag, Ltd.	2,474	57,331
Vakrangee, Ltd.	55,120	118,265
Vardhman Special Steels, Ltd. (I)	1,653	928
Vardhman Textiles, Ltd.	8,267	61,276
Videocon Industries, Ltd.	86,553	238,807
Vijaya Bank	167,219	125,904
VIP Industries, Ltd.	47,835	77,148
Voltas, Ltd.	67,658	273,712
VST Industries, Ltd.	2,273	57,401
WABCO India, Ltd.	458	27,260
Welspun Corp, Ltd.	26,878	30,264
Welspun Enterprises, Ltd. (I)	1,343	5,946
Wipro, Ltd.	202,769	1,890,396
Wockhardt, Ltd.	24,404	276,769
Wyeth, Ltd.	346	5,618
Yes Bank, Ltd.	142,487	1,342,175
Zee Entertainment Enterprises, Ltd.	281,698	1,274,034
Zensar Technologies, Ltd.	1,904	13,951
Zuari Agro Chemicals, Ltd.	9,847	29,114
Zuari Global, Ltd.	9,847	13,795
Zydus Wellness, Ltd.	2,372	23,920

Indonesia 3.2%		83,338,945

Ace Hardware Indonesia Tbk PT	5,219,000	417,103
Adaro Energy Tbk PT	12,283,000	1,382,903
Adhi Karya Persero Tbk PT	1,556,800	408,550
Agung Podomoro Land Tbk PT	4,926,700	159,288
AKR Corporindo Tbk PT	1,516,000	679,992
Alam Sutera Realty Tbk PT	11,989,900	522,980
Aneka Tambang Persero Tbk PT	5,330,000	545,030
Arwana Citramulia Tbk PT	1,418,900	123,125
Asahimas Flat Glass Tbk PT	113,500	80,781
Astra Agro Lestari Tbk PT	345,200	752,508
Astra Graphia Tbk PT	606,500	115,621
Astra International Tbk PT	10,389,900	6,727,128
Bakrie & Brothers Tbk PT (I)	129,839,261	554,987
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	76,572
Bakrie Telecom Tbk PT (I)	34,369,000	146,907
Bakrieland Development Tbk PT (I)	43,066,000	184,082
Bank Bukopin Tbk PT	4,762,666	301,231
Bank Central Asia Tbk PT	3,604,500	3,450,240
Bank Danamon Indonesia Tbk PT	3,002,071	962,068
Bank Mandiri Persero Tbk PT	3,581,046	3,195,188
Bank Negara Indonesia Persero Tbk PT	3,686,403	1,686,296
Bank Pan Indonesia Tbk PT (I)	8,366,900	640,029
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,188,700	162,767
Bank Permata Tbk PT	25,500	3,051
Bank Rakyat Indonesia Persero Tbk PT	7,767,900	7,334,601
Bank Tabungan Negara Persero Tbk PT	4,665,198	444,628
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	82,874
Barito Pacific Tbk PT (I)	3,360,000	81,569
Bayan Resources Tbk PT (I)	98,000	58,529
Benakat Petroleum Energy Tbk PT (I)	2,038,300	22,997
Berau Coal Energy Tbk PT (I)	876,800	8,516
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bisi International PT	903,000	41,301
Budi Starch & Sweetener Tbk PT (I)	2,039,000	20,077
Bumi Resources Tbk PT (I)	31,738,030	530,654

20

Emerging Markets Fund

Bumi Serpong Damai PT	7,573,000	1,039,852
BW Plantation Tbk PT	2,248,500	197,993
Central Proteinaprima Tbk PT (I)	30,464,500	130,218
Chandra Asri Petrochemical Tbk PT	8,000	2,219
Charoen Pokphand Indonesia Tbk PT	3,980,220	1,308,830
Ciputra Development Tbk PT	15,864,000	1,648,992
Ciputra Property Tbk PT	1,797,900	116,123
Ciputra Surya Tbk PT	1,437,500	294,550
Citra Marga Nusaphala Persada Tbk PT	1,580,000	547,021
Darma Henwa Tbk PT (I)	20,860,500	89,166
Davomas Abadi Tbk PT (I)	8,435,500	36,057
Delta Dunia Makmur Tbk PT (I)	4,163,000	72,579
Elnusa Tbk PT	2,863,500	166,572
Energi Mega Persada Tbk PT (I)	40,739,638	313,550
Erajaya Swasembada Tbk Pt (I)	1,509,800	147,113
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	62,339
Express Transindo Utama Tbk PT	1,728,200	193,510
Fajar Surya Wisesa Tbk PT (I)	146,500	19,106
Gajah Tunggal Tbk PT	2,601,000	393,620
Global Mediacom Tbk PT	7,069,700	1,169,423
Golden Eagle Energy Tbk PT (I)	368,800	55,844
Gozco Plantations Tbk PT (I)	4,730,700	41,240
Gudang Garam Tbk PT	290,743	1,342,140
Hanson International Tbk PT (I)	4,974,500	282,912
Harum Energy Tbk PT	841,000	154,613
Hexindo Adiperkasa Tbk PT	117,000	36,597
Holcim Indonesia Tbk PT	1,243,900	310,498
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,254,000	487,264
Indika Energy Tbk PT	2,104,400	132,291
Indo Tambangraya Megah Tbk PT	293,700	707,482
Indocement Tunggal Prakarsa Tbk PT	849,300	1,759,894
Indofood CBP Sukses Makmur Tbk PT	406,500	364,790
Indofood Sukses Makmur Tbk PT	2,828,900	1,662,658
Indosat Tbk PT	980,800	321,218
Inovisi Infracom Tbk PT (I)	671,012	75,399
Intiland Development Tbk PT	4,212,900	210,811
Japfa Comfeed Indonesia Tbk PT	4,442,100	490,059
Jasa Marga Tbk PT	1,491,900	790,432
Kalbe Farma Tbk PT	9,526,500	1,352,213
Kawasan Industri Jababeka Tbk PT	17,916,919	433,738
Lippo Cikarang Tbk PT (I)	505,800	368,741
Lippo Karawaci Tbk PT	13,758,325	1,259,152
Malindo Feedmill Tbk PT	1,047,700	301,747
Matahari Putra Prima Tbk PT	3,161,000	832,304
Mayora Indah Tbk PT	258,708	677,264
Medco Energi Internasional Tbk PT	2,289,000	713,638
Media Nusantara Citra Tbk PT	3,278,200	786,104
Mitra Adiperkasa Tbk PT	1,088,100	560,481
Mitra International Resources Tbk PT (I)	1,477,900	6,443
MNC Investama Tbk PT	24,011,300	773,840
MNC Sky Vision Tbk PT	362,500	50,502
Modern Internasional Tbk PT	304,100	18,850
Multipolar Corp. Tbk PT	5,073,900	342,646
Nippon Indosari Corpindo Tbk PT	880,900	91,513
Nusantara Infrastructure Tbk PT (I)	9,591,800	168,888
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	56,409
Pakuwon Jati Tbk PT	15,351,400	571,166
Panin Financial Tbk PT (I)	18,582,500	417,493
Panin Insurance Tbk PT	1,443,000	79,474
Panin Sekuritas Tbk Pt	22,500	10,051
Pembangunan Perumahan Persero Tbk PT	3,623,500	763,597

21

Emerging Markets Fund

Perusahaan Gas Negara Persero Tbk PT	4,440,600	2,201,871
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	620,648
Petrosea Tbk PT	243,000	25,784
Ramayana Lestari Sentosa Tbk PT	4,070,000	346,162
Resource Alam Indonesia Tbk PT	392,500	49,922
Salim Ivomas Pratama Tbk PT	1,348,100	95,587
Samindo Resources Tbk PT	31,500	1,374
Sampoerna Agro Tbk PT	1,086,500	196,010
Selamat Sempurna Tbk PT	1,127,500	379,513
Semen Gresik Persero Tbk PT	1,364,300	1,892,759
Sentul City Tbk PT (I)	25,494,900	259,461
Sinar Mas Multiartha Tbk PT	37,000	11,781
Sugih Energy Tbk PT (I)	9,430,400	336,927
Summarecon Agung Tbk PT	9,548,800	1,093,529
Surya Citra Media Tbk PT	2,302,900	808,990
Surya Semesta Internusa Tbk PT	3,281,500	227,206
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	945,000	1,079,812
Telekomunikasi Indonesia Persero Tbk PT	5,167,600	1,181,158
Telekomunikasi Indonesia Tbk PT, ADR (L)	77,740	3,580,704
Tempo Scan Pacific Tbk PT	130,300	31,738
Tiga Pilar Sejahtera Food Tbk	1,816,500	388,863
Timah Persero Tbk PT	4,180,080	511,924
Tiphone Mobile Indonesia Tbk PT (I)	1,046,900	74,731
Total Bangun Persada Tbk PT	1,726,900	117,390
Tower Bersama Infrastructure Tbk PT	1,227,100	826,075
Trada Maritime Tbk PT (I)	2,675,000	421,917
Trias Sentosa Tbk PT	1,000,000	29,671
Trimegah Securities Tbk PT (I)	1,137,100	6,804
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	9,969
Tunas Baru Lampung Tbk PT	1,536,000	87,963
Tunas Ridean Tbk PT	872,500	51,836
Unilever Indonesia Tbk PT	687,000	1,822,655
United Tractors Tbk PT	909,500	1,722,036
Vale Indonesia Tbk PT	3,245,000	1,159,024
Visi Media Asia Tbk PT (I)	1,338,900	39,031
Waskita Karya Persero Tbk PT	2,520,900	195,024
Wijaya Karya Persero Tbk PT	2,712,100	665,425
XL Axiata Tbk PT	2,107,400	1,072,269

Luxembourg 0.0%		103,216

O'Key Group SA, GDR	12,712	103,216

Malaysia 4.6%		120,317,583

Adventa BHD (I)	25,200	8,401
Aeon Company BHD	382,400	471,991
AEON Credit Service M BHD	6,360	33,533
Affin Holdings BHD	546,390	584,264
AirAsia BHD	1,519,200	1,161,505
Alam Maritim Resources BHD	267,200	117,042
Alliance Financial Group BHD	1,182,400	1,823,631
AMMB Holdings BHD	1,394,050	2,954,440
Amway Malaysia Holdings BHD	400	1,510
Ann Joo Resources BHD	256,700	104,309
APM Automotive Holdings BHD	115,500	219,883
Astro Malaysia Holdings BHD	473,400	492,508
Axiata Group BHD	1,241,200	2,729,906
Batu Kawan BHD	26,700	166,029
Benalec Holdings BHD	376,200	109,771
Berjaya Assets BHD	388,400	125,683
Berjaya Corp. BHD	3,698,200	598,321
Berjaya Land BHD	846,900	228,311

22

Emerging Markets Fund

Berjaya Sports Toto BHD	504,041	601,260
BIMB Holdings BHD	308,500	421,951
Bintulu Port Holdings BHD	300	666
Bonia, Corp. BHD	155,200	61,049
Boustead Holdings BHD	421,306	689,676
Boustead Plantations BHD (I)	84,200	42,741
British American Tobacco Malaysia BHD	56,200	1,283,981
Bumi Armada BHD	678,400	634,831
Bursa Malaysia BHD	301,400	770,676
Cahya Mata Sarawak BHD	506,100	672,719
Carlsberg Brewery-Malay BHD	123,400	489,420
CB Industrial Product Holding BHD	188,770	275,444
CIMB Group Holdings BHD	2,678,177	6,270,573
Coastal Contracts BHD	244,266	394,298
CSC Steel Holdings BHD	234,900	84,962
Cypark Resources BHD	89,300	73,673
Daibochi Plastic & Packaging Industry BHD	9,100	12,529
Daya Materials BHD	431,600	39,017
Dayang Enterprise Holdings BHD	214,500	249,785
Dialog Group BHD	1,872,460	1,027,979
DiGi.Com BHD	1,025,680	1,865,367
DKSH Holdings Malaysia BHD	6,800	13,694
DRB-Hicom BHD	1,126,700	789,839
Dutch Lady Milk Industries BHD	9,900	146,999
Eastern & Oriental BHD	830,700	748,419
ECM Libra Financial Group BHD (I)	100,844	33,268
Evergreen Fibreboard BHD (I)	388,400	77,006
Faber Group BHD	287,400	308,954
Fraser & Neave Holdings BHD	45,100	251,835
Gamuda BHD	1,352,300	2,072,147
Genting BHD	945,000	2,871,843
Genting Malaysia BHD	1,880,100	2,689,935
Genting Plantations BHD	193,400	616,849
Globetronics Technology BHD	193,180	300,945
Glomac BHD	411,400	147,483
Goldis BHD (I)	356,063	271,130
Green Packet BHD (I)	409,300	45,438
Guinness Anchor BHD	94,900	403,398
GuocoLand Malaysia BHD	37,100	21,889
Hai-O Enterprise BHD	58,500	49,735
Hap Seng Consolidated BHD	813,400	970,113
Hap Seng Plantations Holdings BHD	241,000	199,489
Hartalega Holdings BHD	173,100	378,862
Ho Wah Genting BHD (I)	671,700	40,458
Hock Seng LEE BHD	157,592	94,474
Hong Leong Bank BHD	274,040	1,251,788
Hong Leong Financial Group BHD	252,900	1,367,038
Hong Leong Industries BHD	62,900	153,410
Hua Yang BHD	105,966	77,611
Hwang-DBS Malaysia BHD	69,400	41,400
IGB Corp. BHD	1,316,240	1,198,570
IJM Corp. BHD	1,448,680	2,986,827
IJM Land BHD	437,700	457,971
IJM Plantations BHD	204,200	230,112
Inari Amertron BHD	32,000	31,773
Insas BHD	488,074	190,444
Integrax BHD	74,400	53,569
IOI Corp. BHD	1,559,900	2,364,510
IOI Properties Group BHD (I)	549,049	428,461
Iris Corp. BHD	1,098,200	134,007
JAKS Resources BHD (I)	413,200	95,663

23

Emerging Markets Fund

Jaya Tiasa Holdings BHD	206,605	138,965
JCY International BHD	623,800	136,529
K&N Kenanga Holdings BHD (I)	199,317	46,787
Karambunai Corp. BHD (I)	1,224,300	34,982
Keck Seng Malaysia BHD	287,150	570,254
Kian JOO CAN Factory BHD	332,000	318,079
Kim Loong Resources BHD	37,800	32,261
Kimlun Corp. BHD	93,700	45,473
Kinsteel BHD (I)	429,100	28,605
KLCC Property Holdings BHD	588,400	1,235,430
KNM Group BHD (I)	1,446,225	437,946
Kossan Rubber Industries BHD	261,000	331,236
KPJ Healthcare BHD	513,600	623,909
KSL Holdings BHD (I)	210,966	264,398
Kuala Lumpur Kepong BHD	169,958	1,187,702
KUB Malaysia BHD (I)	592,900	100,627
Kulim Malaysia BHD (I)	511,700	535,738
Kumpulan Europlus BHD (I)	320,300	114,826
Kumpulan Fima BHD	93,300	67,199
Kumpulan Perangsang Selangor BHD	251,200	135,494
Lafarge Malayan Cement BHD	297,400	962,388
Land & General BHD (I)	339,000	69,363
Landmarks BHD (I)	325,700	133,257
LBS Bina Group BHD	210,000	111,993
Lion Industries Corp. BHD	544,000	110,424
LPI Capital BHD	12,600	68,744
Magnum BHD	179,600	174,929
Mah Sing Group BHD	730,739	568,008
Malayan Banking BHD	2,219,063	7,111,365
Malayan Flour Mills BHD	169,300	99,879
Malaysia Airports Holdings BHD	461,866	1,128,117
Malaysia Building Society BHD	232,887	183,963
Malaysia Marine and Heavy Engineering Holdings BHD	183,300	190,664
Malaysian Airline System BHD (I)	2,798,100	221,931
Malaysian Bulk Carriers BHD	326,400	177,037
Malaysian Pacific Industries BHD	38,838	70,209
Malaysian Resources Corp. BHD	1,334,000	719,314
Maxis BHD	663,985	1,380,060
MBM Resources BHD	151,150	140,974
Media Chinese International, Ltd.	186,800	53,930
Media Prima BHD	787,280	569,568
Mega First Corp. BHD	193,700	138,187
MISC BHD	609,650	1,330,407
MK Land Holdings BHD	623,400	97,900
MKH BHD	161,933	174,215
MMC Corp. BHD	988,700	775,068
MNRB Holdings BHD	55,100	82,093
Mudajaya Group BHD	174,600	119,621
Muhibbah Engineering Malaysia BHD	350,900	357,270
Mulpha International BHD (I)	1,698,900	258,666
My EG Services BHD	250,800	233,056
Naim Holdings BHD	148,000	181,685
NCB Holdings BHD	29,600	26,861
Nestle Malaysia BHD	4,100	87,557
NTPM Holdings BHD	83,500	21,580
Oldtown BHD	123,500	76,396
Oriental Holdings BHD	365,420	914,729
OSK Holdings BHD	812,645	585,155
Padini Holdings BHD	431,000	252,794
Panasonic Manufacturing Malaysia BHD	10,900	73,654
Pantech Group Holdings BHD	36,500	11,692

24

Emerging Markets Fund

Paramount Corp. BHD	85,400	42,822
Parkson Holdings BHD (I)	495,282	471,245
Perdana Petroleum BHD (I)	456,400	265,052
Perisai Petroleum Teknologi BHD (I)	559,800	245,023
Petronas Chemicals Group BHD	1,390,800	2,779,551
Petronas Dagangan BHD	116,500	743,254
Petronas Gas BHD	265,800	1,921,854
Pharmaniaga BHD	12,000	18,236
PJ Development Holdings BHD	297,900	202,218
POS Malaysia BHD	304,900	469,102
Power Root BHD	51,800	31,382
PPB Group BHD	457,700	2,145,641
Press Metal BHD	170,300	359,289
Prestariang BHD	202,200	128,255
Protasco BHD	141,500	73,609
Public Bank BHD	392,360	2,399,911
Puncak Niaga Holding BHD	134,800	143,154
QL Resources BHD	359,100	378,334
RCE Capital BHD	491,550	55,352
RHB Capital BHD	678,281	1,972,860
Rimbunan Sawit BHD	215,800	48,962
Salcon BHD	534,800	134,028
Sapurakencana Petroleum BHD	1,483,657	1,985,804
Sarawak Oil Palms BHD	110,400	213,723
Scientex BHD	92,200	179,301
Scomi Group BHD (I)	1,525,800	196,085
Scomi Marine BHD (I)	284,000	81,064
SEG International BHD	19,800	9,044
Selangor Dredging BHD	328,000	130,019
Selangor Properties BHD	18,300	35,879
Shangri-La Hotels Malaysia BHD	36,700	83,806
Shell Refining Company Federation of Malaya BHD	145,700	279,811
SHL Consolidated BHD	167,900	165,638
Sime Darby BHD	1,169,901	3,511,223
SP Setia BHD	402,389	440,410
Star Publications Malaysia BHD	210,500	185,639
Sunway BHD	874,228	832,036
Supermax Corp. BHD	389,500	271,859
Suria Capital Holdings BHD	249,100	206,174
Syarikat Takaful Malaysia BHD	43,700	173,621
Symphony Life BHD (I)	174,168	64,667
TA Ann Holdings BHD	277,840	342,078
TA Enterprise BHD	1,731,500	508,023
TA Global BHD	1,466,040	172,028
Talam Transform BHD (I)	1,080,000	42,855
Tambun Indah Land BHD	107,200	83,660
TAN Chong Motor Holdings BHD	191,600	273,540
Tanjung Offshore BHD (I)	192,400	34,458
Tasek Corp. BHD	1,700	8,306
TDM BHD	952,695	287,141
Tebrau Teguh BHD (I)	339,000	177,451
Telekom Malaysia BHD	526,209	1,062,270
Tenaga Nasional BHD	1,114,000	4,376,294
TH Plantations BHD	185,160	105,190
Time dotCom BHD (I)	459,740	712,229
Tiong NAM Logistics Holdings	140,900	57,201
Top Glove Corp. BHD	394,700	599,707
Tropicana Corp. BHD	388,100	169,828
TSH Resources BHD	265,400	286,150
Uchi Technologies BHD	106,800	48,118
UEM Sunrise BHD	1,090,266	664,124

25

Emerging Markets Fund

UMW Holdings BHD	425,400	1,668,536
Unisem M BHD	640,620	359,639
United Malacca BHD	112,550	251,449
United Plantations BHD	26,800	233,884
UOA Development BHD	143,000	95,685
Uzma BHD (I)	40,500	47,548
VS Industry BHD	130,197	89,222
Wah Seong Corp. BHD	246,372	148,561
WCT Holdings BHD	771,755	521,641
Wing Tai Malaysia BHD	302,600	191,938
WTK Holdings BHD	255,000	110,019
Yinson Holdings BHD	73,300	69,053
YNH Property BHD	541,996	355,940
YTL Corp. BHD	4,532,258	2,329,562
YTL E-Solutions BHD	86,200	17,093
YTL Power International BHD (I)	1,524,075	720,499
Zhulian Corp. BHD	117,200	89,592

Malta 0.1%		3,006,880

Brait SE (I)	404,792	3,006,880

Mexico 5.3%		139,678,330

Alfa SAB de CV, Class A	2,376,350	7,672,357
Alpek SA de CV	114,312	230,604
Alsea SAB de CV (L)	496,745	1,717,007
America Movil SAB de CV, Series L	6,441,854	7,916,385
America Movil SAB de CV, Series L, ADR (L)	351,768	8,621,834
Arca Continental SAB de CV	408,233	2,996,950
Axtel SAB de CV (I)(L)	1,177,009	369,032
Banregio Grupo Financiero SAB de CV	139,682	792,689
Bolsa Mexicana de Valores SAB de CV	371,594	801,058
Cemex SAB de CV, ADR (I)(L)	785,393	10,390,749
Cia Minera Autlan SAB de CV, Series B	15,400	18,442
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	2,318,040
Compartamos SAB de CV	73,796	158,802
Consorcio ARA SAB de CV (I)	1,233,066	562,938
Controladora Comercial Mexicana SAB de CV	649,859	2,510,630
Corporacion GEO SAB de CV, Series B (I)	777,652	5,834
Corporacion Inmobiliaria Vesta SAB de CV	59,974	130,389
Dine SAB de CV (I)	103,700	51,546
El Puerto de Liverpool SAB de CV	94,607	1,084,778
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,722,579
Fomento Economico Mexicano SAB de CV, ADR	101,045	9,792,271
Genomma Lab Internacional SAB de CV (I)	507,413	1,362,750
Gruma SAB de CV, Class B (I)	270,205	3,085,814
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	888,827
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)(L)	14,736	508,539
Grupo Aeroportuario del Pacifico SAB de CV, ADR (L)	49,708	3,465,145
Grupo Aeroportuario del Sureste SAB de CV, ADR	27,725	3,562,108
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,377	159,095
Grupo Bimbo SAB de CV, Series A	815,056	2,579,159
Grupo Carso SAB de CV, Series A1	583,351	3,568,783
Grupo Cementos de Chihuahua SAB de CV	57,000	155,220
Grupo Comercial Chedraui SA de CV	4,509	15,551
Grupo Famsa SAB de CV, Class A (I)	289,538	327,029
Grupo Financiero Banorte SAB de CV, Series O	1,171,567	8,259,450
Grupo Financiero Inbursa SAB de CV, Series O	1,255,569	3,848,296
Grupo Financiero Santander Mexico SAB de CV	235,209	707,781
Grupo Gigante SAB de CV	168,900	489,518
Grupo Herdez SAB de CV	111,662	312,697
Grupo Industrial Maseca SAB de CV, Series B	2,600	4,173
Grupo Industrial Saltillo SAB de CV	100,600	250,024

26

Emerging Markets Fund

Grupo KUO SAB de CV, Series B (I)	164,700	387,040
Grupo Mexico SAB de CV, Series B	2,056,249	7,492,708
Grupo Pochteca SAB de CV (I)	20,836	24,729
Grupo Simec SAB de CV, Series B (I)	177,735	797,832
Grupo Televisa SAB	394,690	2,929,219
Grupo Televisa SAB, ADR	166,208	6,161,331
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	43,850	136,143
Industrias Bachoco SAB de CV, ADR (L)	2,632	149,734
Industrias Bachoco SAB de CV, Series B	24,800	118,019
Industrias CH SAB de CV, Series B (I)	292,935	1,626,776
Industrias Penoles SAB de CV	55,518	1,413,768
Infraestructura Energetica Nova SAB de CV	23,399	140,858
Inmuebles Carso SAB de CV, Class B1 (I)	1,093,966	1,230,599
Kimberly-Clark de Mexico SAB de CV	544,862	1,462,910
Maxcom Telecomunicaciones SAB de CV (I)	86,584	18,473
Megacable Holdings SAB de CV	58,568	275,222
Mexichem SAB de CV	761,608	3,304,616
Minera Frisco SAB de CV, Class A1 (I)(L)	1,169,372	2,361,681
OHL Mexico SAB de CV (I)	224,576	663,763
Organizacion Soriana SAB de CV, Series B	1,658,803	5,670,254
Promotora y Operadora de Infraestructura SAB de CV (I)	245,315	3,438,640
Qualitas Controladora SAB de CV	364,900	998,702
Sanluis Corp SAB de CV (I)	5,950	18,200
TV Azteca SA de CV	119,754	64,837
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	106,117
Wal-Mart de Mexico SAB de CV	1,940,633	5,271,286

Netherlands 0.1%		1,589,712

Global City Holdings NV (I)	2,841	31,336
VimpelCom, Ltd., ADR	182,908	1,558,376

Peru 0.1%		3,465,664

Cementos Pacasmayo SAA, ADR	7,219	67,642
Compania de Minas Buenaventura SA, ADR	21,714	316,156
Credicorp, Ltd.	17,149	2,659,295
Grana y Montero SAA, ADR	25,798	422,571

Philippines 1.3%		34,603,750

Aboitiz Equity Ventures, Inc.	770,580	967,791
Aboitiz Power Corp.	824,700	709,533
Alliance Global Group, Inc.	1,226,700	692,314
Alsons Consolidated Resources, Inc.	629,000	29,859
Atlas Consolidated Mining & Development	664,800	257,132
Ayala Corp.	70,510	1,132,994
Ayala Land, Inc.	2,118,000	1,604,583
Bank of the Philippine Islands	485,825	1,058,723
BDO Unibank, Inc.	940,081	1,951,210
Belle Corp.	4,310,000	469,535
Cebu Air, Inc.	271,510	388,603
China Banking Corp.	259,787	307,460
COL Financial Group, Inc.	10,000	3,413
D&l Industries, Inc.	60,800	15,620
DMCI Holdings, Inc.	593,400	1,090,675
EEI Corp.	297,300	75,972
Empire East Land Holdings, Inc. (I)	5,540,000	114,407
Energy Development Corp.	7,600,400	1,268,223
Filinvest Land, Inc.	16,089,750	572,284
First Gen Corp.	1,075,300	594,393
First Philippine Holdings Corp.	356,370	645,935
Globe Telecom, Inc.	17,600	726,250
International Container Terminal Services, Inc.	648,840	1,680,446
JG Summit Holdings, Inc.	82,800	97,701

27

Emerging Markets Fund

Jollibee Foods Corp.	283,920	1,172,239
Lepanto Consolidated Mining, Class B (I)	6,536,000	58,571
Lopez Holdings Corp.	3,321,500	426,691
LT Group, Inc.	405,500	142,544
Manila Electric Company	78,410	455,766
Manila Water Company, Inc.	711,800	489,921
Megawide Construction Corp. (I)	21,840	6,463
Megaworld Corp.	16,300,000	1,634,678
Metro Pacific Investments Corp.	7,881,600	931,225
Metropolitan Bank & Trust Company	292,214	576,110
Pepsi-Cola Products Philippines, Inc.	1,469,000	155,025
Philippine Long Distance Telephone Company	16,810	1,320,521
Philippine National Bank (I)	399,820	800,694
Philippine Stock Exchange, Inc.	16,944	110,751
Philweb Corp.	628,140	74,500
Puregold Price Club, Inc.	172,100	142,913
RFM Corp.	101,000	11,348
Rizal Commercial Banking Corp.	420,900	514,694
Robinsons Land Corp.	2,446,350	1,257,440
San Miguel Corp.	306,044	554,675
Security Bank Corp.	209,127	607,408
Semirara Mining And Power Corp.	82,120	762,812
SM Investments Corp.	87,710	1,553,349
SM Prime Holdings, Inc.	3,754,604	1,394,091
Top Frontier Investment Holdings, Inc. (I)	25,432	74,626
Trans-Asia Oil & Energy Development	377,000	20,841
Union Bank of Philippines, Inc.	313,910	860,605
Universal Robina Corp.	335,280	1,249,595
Vista Land & Lifescapes, Inc.	5,662,600	788,598

Poland 2.0%		51,347,442

ABC Data SA	23,575	29,379
Action SA	5,661	74,533
Agora SA (I)(L)	59,188	149,606
Alchemia SA (I)	31,570	49,699
Alior Bank SA (I)	2,237	53,270
Amica Wronki SA	1,050	32,768
AmRest Holdings SE (I)	4,670	116,035
Apator SA	5,905	65,212
Asseco Poland SA	121,418	1,603,841
ATM SA	2,780	10,088
Bank Handlowy w Warszawie SA	28,970	1,033,894
Bank Millennium SA	746,905	1,873,072
Bank Pekao SA	57,932	3,267,030
Bank Zachodni WBK SA	3,981	461,726
Bioton SA (I)	63,938	96,375
Boryszew SA (I)	152,807	296,053
Budimex SA	14,056	535,651
CCC SA	11,792	438,761
CD Projekt SA (I)(L)	113,759	552,084
Ciech SA	59,120	667,538
ComArch SA	2,909	71,552
Cyfrowy Polsat SA	80,981	647,707
Eko Export SA	2,160	19,767
Emperia Holding SA	9,026	151,182
Enea SA	83,195	390,075
Eurocash SA (L)	59,439	640,217
Fabryki Mebli Forte SA	22,635	332,914
Famur SA	29,897	33,294
Firma Oponiarska Debica SA	7,602	229,976
Getin Holding SA (I)(L)	277,927	232,191

28

Emerging Markets Fund

Getin Noble Bank SA (I)	780,891	634,992
Grupa Azoty SA	19,269	451,309
Grupa Kety SA	19,266	1,460,575
Grupa Lotos SA (I)	95,939	906,209
Hawe SA (I)(L)	95,254	83,691
Impexmetal SA (I)	97,051	78,332
ING Bank Slaski SA	22,258	945,127
Integer.pl SA (I)	362	24,510
Inter Cars SA	1,070	63,393
Jastrzebska Spolka Weglowa SA (I)(L)	22,070	231,015
KGHM Polska Miedz SA	96,503	3,977,339
Kopex SA	55,318	186,024
Kruk SA (I)	1,684	50,608
LC Corp. SA (I)	368,248	196,094
LPP SA	386	1,026,551
Lubelski Wegiel Bogdanka SA (L)	35,336	1,288,274
mBank (L)	9,398	1,364,575
MCI Management SA (I)	26,839	79,125
Midas SA (I)	130,454	21,135
Netia SA	393,934	675,670
Neuca SA	1,696	106,662
Orange Polska SA	487,811	1,637,684
Orbis SA	55,058	705,596
Pelion SA	9,437	216,388
Pfleiderer Grajewo SA (I)	6,153	53,080
PGE SA	509,374	3,469,184
Polimex-Mostostal SA (I)(L)	505,319	12,659
Polnord SA (I)	21,527	50,654
Polski Koncern Miesny Duda SA (I)	4,865	11,063
Polski Koncern Naftowy Orlen SA	347,694	4,291,665
Polskie Gornictwo Naftowe i Gazownictwo SA	776,556	1,186,018
Powszechna Kasa Oszczednosci Bank Polski SA	430,696	5,150,041
Powszechny Zaklad Ubezpieczen SA	23,363	3,425,738
PZ Cormay SA (I)	23,416	39,149
Rafako SA (I)	15,011	18,745
Sygnity SA (I)	20,419	106,333
Synthos SA (L)	470,372	676,983
Tauron Polska Energia SA	695,459	1,086,207
Trakcja SA (I)(L)	222,190	69,462
TVN SA (I)	177,353	777,591
Warsaw Stock Exchange	25,983	305,293
Wawel SA	80	24,720
Zespol Elektrowni Patnow Adamow Konin SA	2,811	26,489

Russia 1.7%		43,323,290

Gazprom OAO, ADR	1,677,622	11,997,131
Lukoil OAO, ADR	114,200	6,358,692
Magnitogorsk Iron & Steel Works, GDR (I)	108,364	277,089
Mail.ru Group, Ltd., GDR	11,226	301,777
Mechel, ADR (I)(L)	150,712	257,718
MegaFon OAO, GDR	8,115	229,674
MMC Norilsk Nickel OJSC, ADR (I)	90,200	1,767,841
Novolipetsk Steel OJSC, GDR	56,267	804,618
Novorossiysk Commercial Sea Port PJSC, GDR	4,024	16,688
Phosagro OAO, GDR	26,586	300,415
PIK Group, GDR (I)(L)	101,350	267,669
Rosneft OAO, GDR	421,261	2,572,004
Rostelecom OJSC, ADR	23,354	373,069
RusHydro JSC, ADR	397,792	734,372
Sberbank of Russia, ADR	660,665	5,395,167
Severstal OAO, GDR	116,065	1,122,093

29

Emerging Markets Fund

Tatneft OAO, ADR	137,475	5,106,218
TMK OAO, GDR	19,336	189,471
Uralkali OJSC, GDR	121,432	2,265,737
VTB Bank OJSC, GDR (I)(L)	966,334	2,013,612
X5 Retail Group NV, GDR (I)	51,315	972,235

South Africa 8.1%		212,522,418

Adcock Ingram Holdings, Ltd. (L)	172,266	833,275
Adcorp Holdings, Ltd.	83,592	260,422
Advtech, Ltd.	61,218	45,984
Aeci, Ltd.	182,131	2,099,879
African Bank Investments, Ltd.	878,658	25,537
African Oxygen, Ltd.	26,369	44,529
African Rainbow Minerals, Ltd.	79,703	1,360,694
Allied Electronics Corp., Ltd.	87,102	211,850
Anglo American Platinum, Ltd. (I)	32,665	1,362,040
AngloGold Ashanti, Ltd. (I)	39,933	679,538
AngloGold Ashanti, Ltd., ADR (I)(L)	338,968	5,823,470
ArcelorMittal South Africa, Ltd. (I)	240,520	887,819
Aspen Pharmacare Holdings, Ltd.	89,379	2,565,889
Assore, Ltd.	17,794	525,127
Astral Foods, Ltd.	48,731	653,501
Aveng, Ltd. (I)(L)	614,766	1,315,779
AVI, Ltd.	336,803	1,927,688
Barclays Africa Group, Ltd. (L)	130,595	2,039,798
Barloworld, Ltd.	348,438	3,311,257
Basil Read Holdings, Ltd.	162,259	90,528
Bell Equipment, Ltd.	69,257	94,481
Bidvest Group, Ltd.	197,447	5,212,105
Blue Label Telecoms, Ltd.	174,483	145,355
Business Connexion Group, Ltd.	125,086	76,139
Capitec Bank Holdings, Ltd. (L)	24,774	492,895
Cashbuild, Ltd.	18,751	233,199
Caxton & CTP Publishers & Printers, Ltd.	249,440	357,427
City Lodge Hotels, Ltd.	28,557	331,643
Clicks Group, Ltd.	257,095	1,671,021
Clover Industries, Ltd.	4,600	7,924
Consolidated Infrastructure Group, Ltd. (I)	12,412	36,404
Coronation Fund Managers, Ltd. (L)	215,758	2,025,707
DataTec, Ltd. (I)	306,784	1,542,467
Discovery, Ltd.	252,300	2,326,708
Distell Group, Ltd.	10,579	135,402
Distribution and Warehousing Network, Ltd.	10,512	9,484
DRDGOLD, Ltd.	375,211	101,381
EOH Holdings, Ltd.	99,559	878,013
Eqstra Holdings, Ltd.	292,995	174,430
Exxaro Resources, Ltd. (L)	100,138	1,421,128
Famous Brands, Ltd.	45,352	420,050
FirstRand, Ltd.	1,794,737	7,279,762
Gold Fields, Ltd., ADR (L)	750,118	3,630,571
Grand Parade Investments, Ltd.	55,326	32,922
Grindrod, Ltd.	628,659	1,458,907
Group Five, Ltd.	169,328	645,822
Growthpoint Properties, Ltd.	239,399	565,804
Harmony Gold Mining Company, Ltd., ADR (I)	365,804	1,112,044
Hudaco Industries, Ltd.	19,872	174,693
Hulamin, Ltd. (I)	227,519	162,511
Iliad Africa, Ltd.	234,348	161,195
Illovo Sugar, Ltd. (I)	149,926	408,805
Impala Platinum Holdings, Ltd.	280,211	2,536,371
Imperial Holdings, Ltd.	219,928	3,932,729

30

Emerging Markets Fund

Investec, Ltd.	169,681	1,531,492
JD Group, Ltd.	236,599	495,762
JSE, Ltd.	97,796	927,979
KAP Industrial Holdings, Ltd. (I)	90,584	36,117
Kumba Iron Ore, Ltd.	40,159	1,203,853
Lewis Group, Ltd. (L)	136,085	765,836
Liberty Holdings, Ltd. (L)	129,384	1,584,540
Life Healthcare Group Holdings, Ltd.	766,361	3,217,556
Massmart Holdings, Ltd. (L)	70,410	864,405
Mediclinic International, Ltd.	229,290	1,988,310
Merafe Resources, Ltd. (I)	2,194,710	274,005
Metair Investments, Ltd.	156,701	514,394
MMI Holdings, Ltd.	982,559	2,534,141
Mondi, Ltd.	117,206	2,004,436
Mpact, Ltd.	296,453	979,572
Mr. Price Group, Ltd.	202,744	3,895,936
MTN Group, Ltd. (L)	956,727	21,641,563
Murray & Roberts Holdings, Ltd. (I)	468,406	1,160,259
Mustek, Ltd.	29,272	20,870
Nampak, Ltd.	556,163	2,225,262
Naspers, Ltd.	53,318	6,800,818
Nedbank Group, Ltd. (L)	140,953	3,033,484
Netcare, Ltd.	819,995	2,483,492
Northam Platinum, Ltd. (I)	234,035	937,810
Nu-World Holdings, Ltd.	9,429	17,741
Oceana Group, Ltd.	13,593	99,881
Omnia Holdings, Ltd.	80,853	1,714,850
Peregrine Holdings, Ltd.	219,538	470,887
Petmin, Ltd.	283,328	56,042
Pick n Pay Stores, Ltd.	207,930	1,103,513
Pinnacle Holdings, Ltd.	135,354	172,091
Pioneer Foods, Ltd.	64,921	720,301
PPC, Ltd.	500,645	1,560,749
PSG Group, Ltd. (L)	143,491	1,257,108
Raubex Group, Ltd.	172,178	390,546
RCL Foods, Ltd. (I)	10,269	15,329
Reunert, Ltd.	186,446	1,155,444
Sanlam, Ltd.	1,275,265	7,901,158
Santam, Ltd.	18,401	379,855
Sappi, Ltd. (I)	523,706	2,164,846
Sappi, Ltd., ADR (I)	384,521	1,553,465
Sasol, Ltd.	295,861	17,194,781
Sasol, Ltd., ADR	87,011	5,097,104
Shoprite Holdings, Ltd.	191,737	2,657,049
Sibanye Gold, Ltd.	12,292	28,804
Sibanye Gold, Ltd., ADR (L)	187,529	1,760,897
Spur Corp., Ltd.	38,159	105,323
Standard Bank Group, Ltd.	665,971	8,627,641
Stefanutti Stocks Holdings, Ltd. (I)	55,487	46,850
Steinhoff International Holdings, Ltd. (L)	1,189,033	5,862,565
Sun International, Ltd.	96,977	1,061,709
Super Group, Ltd. (I)	525,989	1,545,499
Telkom SA, Ltd. (I)	433,076	2,320,916
The Foschini Group, Ltd.	129,624	1,400,791
The SPAR Group, Ltd.	145,933	1,782,356
Tiger Brands, Ltd.	90,966	2,625,326
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd.	95,372	179,205
Tongaat Hulett, Ltd.	77,546	1,243,162
Trencor, Ltd.	208,864	1,429,702
Truworths International, Ltd.	342,378	2,391,530

31

Emerging Markets Fund

Tsogo Sun Holdings, Ltd.	125,922	313,575
Value Group, Ltd.	263,348	105,641
Vodacom Group, Ltd. (L)	165,438	1,995,247
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	762,269
Woolworths Holdings, Ltd.	539,228	4,022,138
Zeder Investments, Ltd.	451,653	246,537

South Korea 15.0%		392,260,281

Able C&C Company, Ltd. (L)	2,430	68,083
Actoz Soft Company, Ltd. (I)(L)	4,148	120,337
Advanced Process Systems Corp. (I)	14,541	105,205
Aekyung Petrochemical Company, Ltd.	1,668	121,436
AfreecaTV Company, Ltd. (L)	5,274	148,398
Agabang&Company (L)	20,301	110,185
AJ Rent A Car Company, Ltd. (I)	9,408	149,917
AK Holdings, Inc. (L)	3,300	197,031
Amorepacific Corp.	807	1,679,328
AMOREPACIFIC Group	1,483	1,547,379
Amotech Company, Ltd. (I)	1,152	10,646
Anapass, Inc.	7,670	80,603
Asia Cement Company, Ltd. (L)	2,357	269,767
ASIA Holdings Company, Ltd.	1,032	141,550
Asia Paper Manufacturing Company, Ltd.	2,000	48,846
Asiana Airlines, Inc. (I)	84,180	400,751
AtlasBX Company, Ltd.	4,784	218,980
AUK Corp. (I)	34,850	68,079
Autech Corp. (L)	9,157	61,357
Avaco Company, Ltd. (I)(L)	3,479	13,564
Baiksan Company, Ltd. (L)	10,760	61,472
BH Company, Ltd. (I)(L)	10,353	67,853
BHI Company, Ltd. (L)	1,880	24,123
Binggrae Company, Ltd.	3,758	336,980
Bioland, Ltd.	4,037	82,871
Biospace Company, Ltd.	6,971	152,510
Boryung Medience Company, Ltd. (I)(L)	5,135	41,283
Boryung Pharmaceutical Company, Ltd.	3,420	127,754
Bosung Power Technology Company, Ltd. (I)(L)	11,061	18,062
BS Financial Group, Inc.	190,776	3,162,244
Bukwang Pharmaceutical Company, Ltd.	14,950	254,496
Byucksan Corp.	12,229	64,565
CammSys Corp. (L)	17,736	37,639
Capro Corp. (L)	19,020	72,584
Celltrion Pharm, Inc. (I)(L)	11,319	116,195
Celltrion, Inc. (L)(I)	16,817	691,347
Chabio Company, Ltd. (I)(L)	15,453	195,401
Chadiostech Company, Ltd. (I)	5,824	16,571
Charm Engineering Company, Ltd. (I)	19,130	29,830
Cheil Worldwide, Inc. (I)	48,550	1,099,146
Chemtronics Company, Ltd. (L)	7,016	65,165
Chin Hung International, Inc. (I)(L)	22,036	34,250
Chong Kun Dang Pharm Corp.	2,433	116,416
Chong Kun Dang Pharmaceutical Corp.	6,290	435,706
Chosun Refractories Company, Ltd.	1,489	179,897
CJ CGV Company, Ltd. (L)	7,965	405,525
CJ CheilJedang Corp.	6,902	2,573,821
CJ Corp.	12,535	2,213,696
CJ E&M Corp. (I)	15,428	721,259
CJ Korea Express Company, Ltd. (I)	5,061	776,514
CJ O Shopping Company, Ltd.	1,544	548,194
CJ Seafood Corp. (I)	15,980	42,718
Cosmax BTI, Inc.	2,399	112,683

32

Emerging Markets Fund

Cosmax, Inc. (I)	4,700	491,707
CosmoAM&T Company, Ltd. (I)	6,266	27,208
Cosmochemical Company, Ltd. (I)(L)	3,900	23,789
Coway Company, Ltd.	26,831	2,251,796
Credu Corp.	751	56,240
Crown Confectionery Company, Ltd.	442	93,719
D.ID Corp. (L)	9,191	20,856
Dae Dong Industrial Company, Ltd.	16,750	185,025
Dae Han Flour Mills Company, Ltd.	1,190	251,818
Dae Won Kang Up Company, Ltd.	30,329	207,051
Dae-Il Corp. (L)	20,210	130,220
Daea TI Company, Ltd. (I)(L)	63,278	100,769
Daechang Company, Ltd. (L)	105,580	93,757
Daeduck Electronics Company	45,240	376,722
Daeduck GDS Company, Ltd.	18,850	249,282
Daegu Department Store	7,610	129,129
Daehan Steel Company, Ltd. (L)	20,010	123,148
Daehwa Pharmaceutical Company, Ltd.	5,629	37,385
Daekyo Company, Ltd.	33,460	226,088
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	52,069
Daelim Industrial Company, Ltd.	28,009	2,416,388
Daesang Corp.	14,640	798,870
Daesang Holdings Company, Ltd.	19,170	410,365
Daesung Holdings Company, Ltd.	6,326	76,464
Daesung Industrial Company, Ltd. (I)	1,455	6,542
Daewon Pharmaceutical Company, Ltd.	9,464	104,166
Daewon San Up Company, Ltd.	1,510	19,589
Daewoo Engineering & Construction Company, Ltd. (I)(L)	102,190	859,174
Daewoo International Corp. (L)	24,710	908,025
Daewoo Securities Company, Ltd. (I)	146,352	1,704,689
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	64,655	1,586,472
Daewoong Pharmaceutical Company, Ltd.	2,863	186,181
Daishin Securities Company, Ltd.	45,940	548,546
Daou Data Corp.	5,479	30,381
Daou Technology, Inc.	32,570	398,795
Dasan Networks, Inc. (I)(L)	10,023	79,653
Daum Communications Corp.	6,695	1,091,653
Dawonsys Company, Ltd.	2,412	30,230
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	50,267
DCM Corp.	5,310	74,644
Deutsch Motors, Inc. (I)(L)	4,973	18,913
DGB Financial Group, Inc.	164,870	2,879,573
Digital Chosun Company, Ltd.	10,179	49,760
Digital Power Communications Company, Ltd.	14,000	48,209
DIO Corp. (I)(L)	8,354	65,630
Dong Ah Tire & Rubber Company, Ltd.	11,060	230,164
Dong Yang Gang Chul Company, Ltd. (I)	11,100	29,577
Dong-A Pharmaceutical Company, Ltd.	1,196	142,761
Dong-Ah Geological Engineering Company, Ltd.	2,970	26,950
Dong-Il Corp.	2,233	182,924
Dongaone Company, Ltd.	9,970	31,374
Dongbang Transport Logistics Company, Ltd.	9,310	19,846
Dongbu CNI Company, Ltd.	770	2,307
Dongbu Corp. (I)	16,730	25,260
Dongbu HiTek Company, Ltd. (I)(L)	31,340	182,285
Dongbu Insurance Company, Ltd.	36,958	2,231,472
Dongbu Securities Company, Ltd.	37,619	170,993
Dongbu Steel Company, Ltd. (I)(L)	41,073	95,723
Dongil Industries Company, Ltd.	1,652	100,240
Dongjin Semichem Company, Ltd. (L)	20,619	75,447
Dongkook Industrial Company, Ltd. (I)	5,390	19,309

33

Emerging Markets Fund

Dongkook Pharmaceutical Company, Ltd.	1,970	59,567
Dongkuk Steel Mill Company, Ltd. (L)	63,906	462,392
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	77,070
Dongsung Chemical Company, Ltd. (L)	1,620	31,342
Dongsung Holdings Company, Ltd.	13,020	94,862
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	64,422
Dongwha Pharmaceutical Company, Ltd.	28,590	145,817
Dongwon F&B Company, Ltd.	1,238	327,234
Dongwon Industries Company, Ltd.	1,120	430,822
Dongyang E&P, Inc.	815	10,615
Dongyang Mechatronics Corp.	18,470	165,129
Doosan Corp.	6,710	797,743
Doosan Engineering & Construction Company, Ltd. (I)(L)	3,741	45,036
Doosan Heavy Industries and Construction Company, Ltd.	36,543	1,040,714
Doosan Infracore Company, Ltd. (I)	81,890	957,939
Dragonfly GF Company, Ltd. (L)	4,732	43,201
DRB Holding Company, Ltd.	8,273	115,481
Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	112,360
DuzonBlzon Company, Ltd.	16,734	137,887
e-LITECOM Company, Ltd.	6,244	104,134
E-Mart Company, Ltd.	13,549	3,261,522
e-Starco Company, Ltd. (I)(L)	20,813	59,415
E1 Corp.	2,450	168,011
Easy Bio, Inc. (L)	23,788	186,725
Ecopro Company, Ltd. (I)	6,273	48,310
ELK Corp. (I)(L)	7,328	29,260
ENF Technology Company, Ltd.	2,939	25,900
Eo Technics Company, Ltd. (L)	5,160	415,996
Estechpharma Company, Ltd.	3,845	26,874
Eugene Investment & Securities Company, Ltd. (I)(L)	69,792	149,860
Eugene Technology Company, Ltd.	9,577	154,978
Fila Korea, Ltd.	5,725	570,274
Finetex EnE, Inc. (I)	14,450	28,227
Firstec Company, Ltd. (L)	25,320	48,217
Flexcom, Inc. (I)(L)	6,630	44,773
Fursys, Inc.	2,060	70,615
Gamevil, Inc. (I)	2,102	260,402
Gaon Cable Company, Ltd.	2,496	66,216
Genic Company, Ltd. (I)(L)	2,322	39,627
GIIR, Inc.	3,590	28,685
Global & Yuasa Battery Company, Ltd.	6,600	305,359
Global Display Company, Ltd.	3,599	26,017
GNCO Company, Ltd. (I)(L)	22,159	26,907
Golfzon Company, Ltd.	11,515	272,172
Grand Korea Leisure Company, Ltd.	16,893	753,722
Green Cross Corp.	2,817	330,768
Green Cross Holdings Corp.	16,810	275,303
GS Engineering & Construction Corp. (I)	44,045	1,602,260
GS Global Corp.	12,780	121,827
GS Holdings Corp.	52,237	2,218,531
GS Home Shopping, Inc.	992	276,971
GS Retail Company, Ltd.	18,793	447,002
Gwangju Shinsegae Company, Ltd.	916	254,786
Halla Engineering & Construction Corp. (L)	18,491	130,847
Halla Visteon Climate Control Corp. (L)	20,533	1,091,862
Han Kuk Carbon Company, Ltd.	28,000	176,239
Hana Financial Group, Inc.	129,649	5,445,015
Hana Micron, Inc. (I)(L)	11,049	91,240
Hana Tour Service, Inc.	4,988	349,935
Hancom, Inc.	3,470	86,122
Handok, Inc.	171	4,016

34

Emerging Markets Fund

Handsome Company, Ltd.	13,708	419,248
Hanil Cement Company, Ltd.	3,724	519,778
Hanil E-Hwa Company, Ltd. (I)	12,178	281,045
Hanil E-Wha Company, Ltd.	5,581	108,579
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	78,985	484,127
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (L)	17,990	186,395
Hanjin Kal Corp. (I)	9,646	247,599
Hanjin P&C Company, Ltd. (I)(L)	14,656	25,839
Hanjin Shipping Company, Ltd. (I)(L)	36,200	221,839
Hanjin Transportation Company, Ltd.	12,430	461,233
Hankook Shell Oil Company, Ltd.	516	284,508
Hankook Tire Company, Ltd.	33,390	1,733,108
Hankuk Glass Industries, Inc. (I)	1,820	47,575
Hankuk Paper Manufacturing Company, Ltd.	5,180	161,885
Hanmi Pharm Company, Ltd. (I)(L)	3,815	349,682
Hanmi Science Company, Ltd. (I)	14,242	195,304
Hanmi Semiconductor Company, Ltd.	4,310	64,440
Hansae Company, Ltd.	10,163	310,377
Hansae Yes24 Holdings Company, Ltd.	10,079	99,273
Hanshin Construction Company, Ltd.	1,870	28,149
Hansol Chemical Company, Ltd. (L)	7,900	249,124
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	99,742
Hansol Logistics Company, Ltd.	62,840	148,517
Hansol Paper Company, Ltd.	41,000	471,240
Hansol Technics Company, Ltd. (I)(L)	8,272	127,393
Hanssem Company, Ltd.	6,025	704,243
Hanwha Chemical Corp. (L)	87,790	1,420,666
Hanwha Corp.	36,602	1,092,515
Hanwha General Insurance Company, Ltd. (I)	7,399	44,458
Hanwha Investment & Securities Company, Ltd. (I)	68,711	308,316
Hanwha Life Insurance Company, Ltd.	113,900	781,815
Hanwha Timeworld Company, Ltd.	2,310	144,475
Hanyang Eng Company, Ltd.	6,728	47,335
Hanyang Securities Company, Ltd.	12,290	89,853
Harim Holdings Company, Ltd. (I)	14,101	94,508
Heung-A Shipping Company, Ltd. (L)	59,339	105,156
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	13,829
High Tech Pharm Company, Ltd.	3,915	57,191
Hite Jinro Company, Ltd. (L)	23,390	533,248
Hitejinro Holdings Company, Ltd.	12,240	163,640
HMC Investment Securities Company, Ltd.	21,160	268,405
Hotel Shilla Company, Ltd.	17,510	2,055,575
HS R&A Company, Ltd. (L)	5,860	215,941
Huchems Fine Chemical Corp.	14,200	330,034
Humax Company, Ltd.	7,700	83,605
Huons Company, Ltd. (L)	2,375	114,651
Husteel Company, Ltd.	6,520	116,154
Huvis Corp.	7,932	91,969
Huvitz Company, Ltd. (L)	3,134	44,570
Hwa Shin Company, Ltd.	14,742	164,378
Hwacheon Machine Tool Company, Ltd.	730	50,414
Hy-Lok Corp.	6,115	207,558
Hyosung Corp.	26,891	2,080,153
Hyundai BNG Steel Company, Ltd. (I)	8,640	196,511
Hyundai Corp.	9,340	346,537
Hyundai Department Store Company, Ltd.	11,251	1,759,452
Hyundai Development Company	69,255	2,816,439
Hyundai Elevator Company, Ltd. (I)	7,613	280,550
Hyundai Engineering & Construction Company, Ltd.	37,895	2,390,086
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	103,788
Hyundai Glovis Company, Ltd.	4,561	1,361,228

35

Emerging Markets Fund

Hyundai Greenfood Company, Ltd.	28,150	554,052
Hyundai Heavy Industries Company, Ltd.	11,976	1,702,641
Hyundai Home Shopping Network Corp.	3,804	611,688
Hyundai Hy Communications & Networks Company, Ltd.	23,276	108,278
Hyundai Hysco Company, Ltd.	2,634	214,879
Hyundai Marine & Fire Insurance Company, Ltd.	44,607	1,370,586
Hyundai Mipo Dockyard (L)	5,635	717,749
Hyundai Mobis	19,412	5,631,232
Hyundai Motor Company	56,440	12,974,393
Hyundai Securities Company, Ltd.	135,477	1,046,038
Hyundai Steel Company	27,556	2,058,884
Hyundai Wia Corp.	7,027	1,546,344
Hyunjin Materials Company, Ltd.	1,859	8,872
HyVision System, Inc.	5,340	40,592
ICD Company, Ltd. (I)	5,517	38,278
Il Dong Pharmaceutical Company, Ltd. (L)	15,060	211,779
Iljin Electric Company, Ltd.	23,940	183,061
Iljin Materials Company, Ltd. (I)(L)	3,915	43,728
Ilshin Spinning Company, Ltd. (L)	1,370	210,740
Ilsung Pharmaceutical Company, Ltd.	1,664	144,425
IM Company, Ltd.	6,464	25,100
iMarketKorea, Inc. (L)	8,940	288,919
Industrial Bank of Korea	65,670	1,140,716
Infopia Company, Ltd. (I)(L)	5,359	72,220
Infraware, Inc. (I)(L)	11,671	83,505
InkTec Company, Ltd. (I)(L)	3,756	54,868
Innochips Technology, Inc.	4,000	58,032
InnoWireless, Inc.	2,748	31,178
Innox Corp. (I)	7,796	130,415
Intelligent Digital Integrated Securities Company, Ltd.	971	15,327
Interflex Company, Ltd. (I)(L)	4,480	61,911
Interojo Company, Ltd.	2,789	55,296
Interpark Corp.	23,554	267,373
INTOPS Company, Ltd.	4,143	69,502
Inzi Controls Company, Ltd.	9,850	55,282
IS Dongseo Company, Ltd. (I)	9,585	354,106
ISU Chemical Company, Ltd. (L)	13,580	168,232
IsuPetasys Company, Ltd. (L)	32,560	171,289
Jahwa Electronics Company, Ltd.	10,952	148,619
JB Financial Group Company, Ltd.	99,325	727,062
Jcontentree Corp. (I)	18,149	63,229
Jeil Pharmaceutical Company	10,190	296,616
Jeil Savings Bank (I)	1,850	55
Jenax, Inc. (I)	2,720	25,342
Jinsung T.E.C. (L)	7,934	44,171
Joymax Company, Ltd. (I)(L)	2,441	65,666
Jusung Engineering Company, Ltd. (I)	9,704	37,642
JVM Company, Ltd. (I)	2,141	120,617
JW Holdings Company, Ltd.	17,650	44,238
JW Pharmaceutical Corp.	14,018	216,532
Kangwon Land, Inc.	31,400	1,117,293
KB Capital Company, Ltd.	12,823	285,270
KB Financial Group, Inc., ADR (L)	170,990	6,957,583
KC Cottrell Company, Ltd.	4,309	27,338
KC Green Holdings Company, Ltd. (L)	2,730	22,531
KC Tech Company, Ltd.	20,266	128,612
KCC Corp.	2,643	1,781,106
KCP Company, Ltd. (L)	8,921	101,739
Keangnam Enterprises, Ltd. (I)(L)	16,288	71,346
KEC Corp. (I)	4,795	5,533
KEPCO Engineering & Construction Company, Inc. (L)	4,570	270,577

36

Emerging Markets Fund

KEPCO Plant Service & Engineering Company, Ltd.	9,026	696,237
Keyang Electric Machinery Company, Ltd. (L)	34,010	169,150
KG Chemical Corp.	8,530	117,802
Kginicis Company, Ltd. (L)	12,757	142,904
KGMobilians Company, Ltd. (L)	6,784	72,661
KH Vatec Company, Ltd. (L)	10,606	249,683
Kia Motors Corp.	124,957	7,545,881
KISCO Corp.	6,646	202,799
KISCO Holdings Company, Ltd.	1,771	89,500
Kishin Corp.	12,176	92,014
KISWIRE, Ltd.	5,362	276,234
KIWOOM Securities Company, Ltd.	8,385	432,775
KMH Company, Ltd. (I)	6,513	59,462
KMW Company, Ltd. (I)(L)	7,294	104,052
KNB Financial Group Company, Ltd. (I)	12,987	174,295
Koentec Company, Ltd. (L)	42,375	103,121
Koh Young Technology, Inc.	7,932	216,810
Kolao Holdings (L)	5,208	97,944
Kolon Corp.	7,040	191,532
Kolon Global Corp. (I)	6,752	54,813
Kolon Industries, Inc.	13,157	780,595
Kolon Life Science, Inc. (L)	1,865	120,355
KONA I Company, Ltd. (L)	5,953	210,015
Kook Je Electric Korea Company, Ltd.	2,701	58,489
Korea Aerospace Industries, Ltd.	12,766	452,882
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	38,488
Korea Circuit Company, Ltd. (L)	13,150	117,703
Korea District Heating Corp.	2,085	133,961
Korea Electric Power Corp.	56,480	2,362,474
Korea Electric Power Corp., ADR (L)	49,816	1,040,158
Korea Electric Terminal Company, Ltd.	5,890	271,564
Korea Electronic Power Industrial Development Company, Ltd.	3,789	20,746
Korea Flange Company, Ltd.	5,690	118,738
Korea Gas Corp. (I)	15,899	885,050
Korea Info & Comm (I)	10,114	67,966
Korea Investment Holdings Company, Ltd.	48,107	2,416,525
Korea Kolmar Company, Ltd.	8,815	468,909
Korea Kolmar Holdings Company, Ltd. (L)	5,094	166,816
Korea United Pharm, Inc.	4,151	43,847
Korea Zinc Company, Ltd.	4,165	1,728,004
Korean Air Lines Company, Ltd. (I)	19,963	718,285
Korean Petrochemical Industrial Company, Ltd.	2,717	193,256
Korean Reinsurance Company, Ltd.	66,077	769,230
Kortek Corp.	7,186	93,259
KPF	5,296	23,592
KPX Chemical Company, Ltd.	2,439	144,373
KSCB Company, Ltd. (I)	1,889	6,014
KT Corp.	41,949	1,449,524
KT Hitel Company, Ltd. (I)	1,181	8,401
KT Skylife Company, Ltd.	15,845	352,505
KT&G Corp.	36,527	3,421,415
KTB Investment & Securities Company, Ltd. (I)	50,240	127,484
Kukdo Chemical Company, Ltd.	3,388	167,539
Kumho Electric Company, Ltd.	5,450	104,323
Kumho Investment Bank (I)(L)	230,729	104,727
Kumho Petrochemical Company, Ltd.	7,468	599,309
Kumho Tire Company, Inc. (I)	53,048	541,810
Kunsul Chemical Industrial Company, Ltd.	3,660	161,244
Kwang Dong Pharmaceutical Company, Ltd.	41,850	417,040
Kwang Myung Electric Engineering Company, Ltd. (I)	35,220	85,147
Kwangju Bank (I)	8,498	95,181

37

Emerging Markets Fund

Kyeryong Construction Industrial Company, Ltd. (I)	4,430	59,482
Kyobo Securities Company	22,328	284,220
Kyung Dong Navien Company, Ltd. (L)	4,350	133,011
Kyung-In Synthetic Corp. (L)	20,270	149,133
Kyungbang, Ltd.	1,250	220,795
Kyungchang Industrial Company, Ltd.	9,658	130,598
KyungDong City Gas Company, Ltd.	1,574	192,590
Kyungdong Pharm Company, Ltd.	2,618	56,962
L&F Company, Ltd.	6,143	43,775
LB Semicon, Inc. (I)(L)	25,490	46,526
LEENO Industrial, Inc.	7,356	292,488
LF Corp.	17,440	524,681
LG Chem, Ltd.	17,688	4,705,329
LG Corp.	51,302	3,589,633
LG Display Company, Ltd. (I)	11,637	402,325
LG Display Company, Ltd., ADR (I)(L)	370,028	6,386,683
LG Electronics, Inc.	80,880	6,033,534
LG Hausys, Ltd.	4,138	845,108
LG Household & Health Care, Ltd.	3,658	1,851,850
LG Innotek Company, Ltd. (I)	8,868	1,177,425
LG International Corp.	27,429	755,189
LG Life Sciences, Ltd. (I)(L)	7,060	235,127
LG Uplus Corp.	190,281	2,056,226
LIG Insurance Company, Ltd.	37,232	1,110,835
Livart Furniture Company, Ltd.	4,180	172,611
LMS Company, Ltd. (L)	4,340	79,662
Lock & Lock Company, Ltd. (L)	12,480	148,365
Lotte Chemical Corp.	11,475	1,852,178
Lotte Chilsung Beverage Company, Ltd.	748	1,521,620
Lotte Confectionery Company, Ltd.	924	1,977,269
LOTTE Himart Company, Ltd. (L)	5,289	391,409
Lotte Non-Life Insurance Company, Ltd. (I)(L)	16,170	51,099
Lotte Samkang Company, Ltd.	503	385,538
Lotte Shopping Company, Ltd.	5,797	1,898,702
LS Corp.	15,170	1,047,679
LS Industrial Systems Company, Ltd.	9,502	586,877
Lumens Company, Ltd. (I)(L)	37,944	309,496
Macquarie Korea Infrastructure Fund	223,060	1,526,775
Macrogen, Inc. (I)	2,975	145,759
Maeil Dairy Industry Company, Ltd.	3,530	124,342
Mando Corp.	9,658	1,304,942
Medy-Tox, Inc.	2,559	510,435
MegaStudy Company, Ltd.	3,551	229,466
Melfas, Inc.	9,992	62,628
Meritz Financial Group, Inc. (L)	3,712	28,561
Meritz Fire & Marine Insurance Company, Ltd.	52,828	714,160
Meritz Securities Company, Ltd.	197,383	665,302
Mi Chang Oil Industrial Company, Ltd.	724	54,672
Mirae Asset Securities Company, Ltd.	11,630	556,463
Miwon Specialty Chemical Company, Ltd.	136	38,838
MK Electron Company, Ltd.	17,922	92,807
MNTech Company, Ltd. (L)	14,020	62,195
Modetour Network, Inc.	5,693	145,768
Moorim P&P Company, Ltd.	28,480	139,149
Moorim Paper Company, Ltd.	36,840	89,439
Motonic Corp.	16,365	266,350
Muhak Company, Ltd. (I)	702	23,090
Namhae Chemical Corp.	22,270	205,297
Namyang Dairy Products Company, Ltd.	586	478,546
NAVER Corp.	10,011	7,601,801
NCSoft Corp.	8,697	1,244,468

38

Emerging Markets Fund

Neowiz Games Corp. (I)	12,997	259,096
NEOWIZ HOLDINGS Corp. (I)	3,728	74,345
NEPES Corp. (L)	16,629	113,261
Nexen Corp.	4,810	418,056
Nexen Tire Corp.	21,640	306,464
Nexon GT Company, Ltd. (I)	10,825	139,931
NH Investment & Securities Company, Ltd. (L)	37,537	299,385
NHN Entertainment Corp. (I)(L)	4,774	340,927
NICE Holdings Company, Ltd.	8,982	127,165
NICE Information Service Company, Ltd.	24,705	99,210
NK Company, Ltd. (L)	21,127	89,671
Nong Shim Holdings Company, Ltd.	2,723	312,929
NongShim Company, Ltd.	3,604	895,782
OCI Company, Ltd. (L)(I)	4,063	583,429
OCI Materials Company, Ltd.	5,799	259,706
OPTRON-TEC, Inc. (I)(L)	10,866	55,642
Orion Corp. (L)	1,706	1,469,481
OSANGJAIEL Company, Ltd. (I)	4,672	77,400
Osstem Implant Compnay, Ltd. (I)	9,092	335,751
Ottogi Corp.	993	606,300
Pan Ocean Company, Ltd. (I)(L)	7,701	32,860
Pan-Pacific Company, Ltd. (L)	12,491	71,466
PaperCorea, Inc. (I)(L)	99,660	74,220
Paradise Company, Ltd.	9,935	385,437
Partron Company, Ltd.	36,954	345,942
Pharmicell Company, Ltd. (I)(L)	33,697	98,173
Poonglim Industrial Company, Ltd. (I)	276	599
Poongsan Corp.	22,689	705,248
Poongsan Holdings Corp.	4,780	222,980
POSCO	9,576	3,166,130
POSCO Chemtech Company, Ltd.	1,403	219,636
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	40,590
Posco ICT Company, Ltd. (L)	33,737	243,110
Posco M-Tech Company, Ltd. (L)	11,680	44,250
POSCO, ADR (L)	34,509	2,857,345
Power Logics Company, Ltd. (I)(L)	15,589	57,065
PSK, Inc.	2,173	28,310
Pulmuone Company, Ltd.	1,122	151,668
Pyeong Hwa Automotive Company, Ltd.	10,765	234,802
Redrover Company, Ltd. (I)(L)	5,881	38,938
RFsemi Technologies, Inc.	2,994	23,427
Romanson Company, Ltd.	2,746	37,129
S&T Corp.	1,630	27,341
S&T Dynamics Company, Ltd.	29,369	283,624
S&T Holdings Company, Ltd.	10,110	169,063
S&T Motiv Company, Ltd.	8,720	296,735
S-Energy Company, Ltd. (L)	5,134	49,101
S-MAC Company, Ltd. (L)	11,231	60,310
S-Oil Corp.	22,187	1,025,180
S1 Corp.	9,097	664,102
Saeron Automotive Corp.	5,190	59,161
Sajo Industries Company, Ltd. (I)	1,299	50,370
Sam Young Electronics Company, Ltd.	16,140	206,182
Sam Yung Trading Company, Ltd.	11,085	229,792
Samchully Company, Ltd.	1,909	309,838
Samick Musical Instruments Company, Ltd. (L)	59,990	212,366
Samick THK Company, Ltd.	8,300	70,003
Samjin Pharmaceutical Company, Ltd.	5,770	116,158
Samkwang Glass	2,292	159,602
Samlip General Foods Company, Ltd.	1,348	146,221
Samsung Electro-Mechanics Company, Ltd.	43,082	2,334,261

39

Emerging Markets Fund

Samsung Electronics Company, Ltd.	53,483	65,120,413
Samsung Electronics Company, Ltd., GDR	2,125	1,294,737
Samsung Engineering Company, Ltd. (I)	6,378	402,228
Samsung Fine Chemicals Company, Ltd. (L)	15,753	621,788
Samsung Fire & Marine Insurance Company, Ltd.	13,875	3,799,197
Samsung Heavy Industries Company, Ltd.	74,380	2,001,210
Samsung Life Insurance Company, Ltd.	28,363	2,978,297
Samsung SDI Company, Ltd.	25,641	3,834,932
Samsung Securities Company, Ltd.	45,200	2,211,069
Samsung Techwin Company, Ltd.	16,646	700,525
Samyang Foods Company, Ltd.	2,320	61,913
Samyang Genex Company, Ltd.	1,074	152,052
Samyang Holdings Corp.	4,625	381,385
Samyang Tongsang Company, Ltd.	690	51,596
Samyoung Chemical Company, Ltd.	21,460	38,743
Sangbo Corp. (I)(L)	6,869	62,300
SAVEZONE I&C Corp.	16,880	123,071
SBS Contents Hub Company, Ltd.	3,027	42,557
SBS Media Holdings Company, Ltd.	47,640	183,806
SBW (I)(L)	30,360	24,558
SeAH Besteel Corp.	13,850	488,940
SeAH Holdings Corp.	1,272	207,181
SeAH Steel Corp.	2,658	245,027
Sebang Company, Ltd.	13,150	275,631
Seegene, Inc. (I)(L)	4,041	229,387
Sejong Industrial Company, Ltd.	8,680	163,567
Seobu T&D (I)(L)	4,423	101,236
Seohee Construction Company, Ltd. (I)(L)	78,403	57,637
Seoul Semiconductor Company, Ltd.	18,165	523,665
SeowonIntech Company, Ltd.	7,357	93,306
Sewon Cellontech Company, Ltd. (I)(L)	18,530	56,781
Sewoonmedical Company, Ltd. (L)	13,302	93,344
SFA Engineering Corp. (L)	5,602	243,277
SG Corp. (I)(L)	48,000	28,689
SH Energy Chemical Company, Ltd. (L)	84,833	73,582
Shin Poong Pharmaceutical Company, Ltd.	21,776	90,768
Shinhan Financial Group Company, Ltd., ADR (L)	238,879	12,352,433
Shinhan Financial Group Company, Ltd.	5,040	261,095
Shinil Industrial Company, Ltd. (I)	18,638	40,356
Shinsegae Company, Ltd.	4,952	1,138,587
Shinsegae Information & Communication Company, Ltd.	668	69,535
Shinsegae International Company, Ltd. (L)	1,183	137,746
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	72,105
Shinwon Corp. (I)(L)	43,430	97,272
Shinyoung Securities Company, Ltd.	6,720	426,918
Signetics Corp. (I)	26,200	41,767
Sigong Tech Company, Ltd. (L)	10,503	51,147
Silicon Works Company, Ltd. (L)	7,788	175,626
Silla Company, Ltd.	8,067	227,940
Simm Tech Company, Ltd. (L)	26,297	188,948
SIMPAC, Inc.	11,000	73,911
Sindoh Company, Ltd.	3,916	262,701
SJM Company, Ltd.	6,871	59,603
SK Broadband Company, Ltd. (I)	117,961	422,665
SK C&C Company, Ltd.	7,126	1,494,261
SK Chemicals Company, Ltd.	12,447	831,424
SK Communications Company, Ltd. (I)(L)	15,923	142,280
SK Gas Company, Ltd.	4,584	511,208
SK Holdings Company, Ltd.	23,306	3,691,606
SK Hynix, Inc. (I)	188,306	8,441,962
SK Innovation Company, Ltd.	23,025	2,138,294

40

Emerging Markets Fund

SK Networks Company, Ltd. (I)	155,810	1,511,379
SK Securities Company, Ltd. (I)	230,570	235,566
SK Telecom Company, Ltd.	3,258	880,403
SKC Company, Ltd.	17,430	589,315
SL Corp.	10,350	204,206
SM Entertainment Company (I)(L)	9,715	398,872
Solco Biomedical Company, Ltd. (I)	27,413	13,388
Solid, Inc. (L)	10,752	80,635
Songwon Industrial Company, Ltd. (L)	11,060	78,265
Soulbrain Company, Ltd.	7,666	221,406
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	226,252
STX Engine Company, Ltd. (I)(L)	13,540	46,872
Suheung Capsule Company, Ltd. (L)	6,030	297,938
Sung Kwang Bend Company, Ltd.	14,002	242,514
Sungchang Enterprise Holdings, Ltd. (I)	2,240	52,720
Sungshin Cement Company, Ltd. (I)	5,760	60,265
Sungwoo Hitech Company, Ltd.	28,324	476,652
Sunjin Company, Ltd.	4,995	190,720
Suprema, Inc. (I)(L)	6,488	159,427
Synopex, Inc. (I)(L)	44,976	72,568
Tae Kyung Industrial Company, Ltd.	14,930	90,567
Taekwang Industrial Company, Ltd.	529	679,709
Taewoong Company, Ltd. (I)	6,173	136,494
Taeyoung Engineering & Construction Company, Ltd.	46,820	264,714
Tailim Packaging Industrial Company, Ltd.	24,670	55,507
TechWing, Inc. (L)	2,522	17,893
TES Company, Ltd.	1,563	22,600
The Basic House Company, Ltd.	5,150	109,759
The Willbes & Company (I)(L)	41,740	54,131
TK Chemical Corp. (I)(L)	26,138	60,962
Tongyang Life Insurance	30,990	348,537
TONGYANG Securities, Inc. (L)	82,290	244,917
Top Engineering Company, Ltd. (I)	300	1,252
Toptec Company, Ltd.	3,318	41,086
Toray Chemical Korea, Inc. (I)	15,596	190,765
Tovis Company, Ltd. (L)	10,878	145,512
TS Corp.	4,922	172,153
Uangel Corp.	4,790	18,106
Ubiquoss, Inc.	3,984	31,212
Ubivelox, Inc. (I)	1,773	21,165
UI Display Company, Ltd.	5,128	38,261
Uju Electronics Company, Ltd.	5,317	64,280
Unid Company, Ltd.	3,957	248,704
Union Steel	4,420	50,127
Unison Company, Ltd. (I)(L)	13,882	39,995
Value Added Technologies Company, Ltd.	2,832	61,801
Vieworks Company, Ltd. (L)	4,427	140,115
Visang Education, Inc.	3,857	34,510
Webzen, Inc. (I)(L)	6,102	44,542
Wiscom Company, Ltd.	3,680	20,476
WiSoL Company, Ltd. (I)(L)	13,233	113,129
Wonik IPS Company, Ltd. (I)	36,791	472,141
Woojeon & Handan Company, Ltd. (L)	7,950	27,349
Woongjin Energy Company, Ltd. (I)(L)	41,980	94,454
Woongjin Holdings Company, Ltd. (I)	6,630	15,797
Woongjin Thinkbig Company, Ltd. (I)	16,780	113,404
Wooree ETI Company, Ltd.	6,680	12,759
Woori Finance Holdings Company, Ltd. (I)	111,995	1,520,131
Woori Finance Holdings Company, Ltd., ADR (I)(L)	3,163	128,165
Woori Investment & Securities Company, Ltd.	148,549	1,737,622
WooSung Feed Company, Ltd.	5,600	19,554

41

Emerging Markets Fund

Y G-1 Company, Ltd. (L)	10,640	127,565
YESCO Company, Ltd.	1,480	57,946
YG Entertainment, Inc. (L)	6,361	305,669
Yoosung Enterprise Company, Ltd.	10,176	70,373
Youlchon Chemical Company, Ltd.	12,530	168,724
Young Poong Corp.	471	645,959
Youngone Corp.	15,714	877,378
Youngone Holdings Company, Ltd.	4,709	378,573
Yuhan Corp.	5,221	891,145
YuHwa Securities Company, Ltd.	3,240	45,705
Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	73,350

Spain 0.0%		717,057

Cemex Latam Holdings SA (I)	72,488	717,057

Taiwan 15.1%		394,357,829

A-DATA Technology Company, Ltd.	171,242	397,680
Ability Enterprise Company, Ltd.	129,000	83,002
AcBel Polytech, Inc.	356,000	567,209
Accton Technology Corp.	662,796	403,499
Ace Pillar Company, Ltd.	44,147	34,371
Acer, Inc. (I)	2,285,000	1,891,503
Aces Electronic Company, Ltd.	42,000	67,003
ACHEM Technology Corp.	244,447	157,156
Acter Company, Ltd.	30,000	95,230
Action Electronics Company, Ltd. (I)	439,640	95,413
Actron Technology Corp.	46,300	176,737
Adlink Technology, Inc.	79,001	208,628
Advanced Ceramic X Corp.	37,000	165,160
Advanced Connectek ,Inc. (I)	31,000	13,594
Advanced International Multitech Company, Ltd.	108,000	97,587
Advanced Semiconductor Engineering, Inc.	2,370,532	2,980,506
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,569,499
Advanced Wireless Semiconductor Company (I)	61,000	53,766
Advancetek Enterprise Company, Ltd.	111,440	106,882
Advantech Company, Ltd.	106,300	998,467
AGV Products Corp. (I)	545,829	164,404
Aimcore Technology Company, Ltd.	30,969	24,213
Alcor Micro Corp.	85,000	92,600
ALI Corp.	234,000	223,338
Allis Electric Company, Ltd.	154,000	45,784
Alpha Networks, Inc.	440,000	304,042
Altek Corp.	360,702	311,378
AMPOC Far-East Company, Ltd.	132,000	130,510
AmTRAN Technology Company, Ltd.	1,105,775	713,885
Anpec Electronics Corp. (I)	145,000	145,966
Apacer Technology, Inc.	90,188	101,334
APCB, Inc.	143,000	108,110
Apex Biotechnology Corp.	84,060	164,253
Apex International Company, Ltd.	51,284	80,683
Apex Medical Corp.	49,000	82,966
Apex Science & Engineering	238,235	108,293
Arcadyan Technology Corp.	77,000	111,692
Ardentec Corp.	147,450	136,785
Arima Communication Corp. (I)	273,676	136,385
Asia Cement Corp.	1,477,608	2,027,424
Asia Optical Company, Inc. (I)	274,710	423,302
Asia Plastic Recycling Holding, Ltd.	48,580	74,634
Asia Polymer Corp.	463,600	333,881
Asia Vital Components Company, Ltd.	140,667	113,708
ASROCK, Inc.	34,000	113,144
Asustek Computer, Inc.	412,528	4,316,963

42

Emerging Markets Fund

Aten International Company, Ltd.	74,000	213,844
AU Optronics Corp. (I)	867,000	431,783
AU Optronics Corp., ADR (L)	812,167	4,012,105
Audix Corp. (I)	173,200	225,696
Aurora Corp.	72,000	124,471
AV Tech Corp.	28,000	63,969
Avermedia Technologies, Inc. (I)	89,000	36,920
Avision, Inc. (I)	277,916	93,999
AVY Precision Technology, Inc.	7,000	16,527
Awea Mechantronic Company, Ltd.	6,300	8,980
Bank of Kaohsiung	657,615	205,765
Basso Industry Corp.	103,000	129,391
BenQ Materials Corp.	104,000	142,144
BES Engineering Corp.	2,014,200	536,508
Bin Chuan Enterprise Company, Ltd.	70,273	48,800
Bionet Corp.	24,000	36,265
Biostar Microtech International Corp.	227,000	96,846
Boardtek Electronics Corp.	131,000	139,541
Bright Led Electronics Corp.	100,000	47,901
C Sun Manufacturing, Ltd.	175,729	152,242
Cameo Communications, Inc.	350,955	93,878
Capella Microsystems Taiwan, Inc.	20,349	92,442
Capital Securities Corp.	2,487,371	870,348
Career Technology MFG. Company, Ltd.	235,000	362,384
Carnival Industrial Corp.	512,000	141,737
Catcher Technology Company, Ltd.	385,000	3,905,270
Cathay Chemical Works	106,000	56,355
Cathay Financial Holdings Company, Ltd.	2,912,619	4,971,912
Cathay Real Estate Development Company, Ltd.	954,000	537,977
Central Reinsurance Company, Ltd.	198,825	111,034
ChainQui Construction Development Company, Ltd.	141,000	114,166
Chaintech Technology Corp.	36,157	37,207
Champion Building Materials Company, Ltd.	512,852	186,152
Chang Hwa Commercial Bank	4,176,606	2,599,733
Chang Wah Electromaterials, Inc.	39,010	100,602
Channel Well Technology Company, Ltd.	80,000	50,909
Charoen Pokphand Enterprise	276,150	250,007
Chaun-Choung Technology Corp.	73,000	252,891
CHC Resources Corp.	48,000	115,412
Chen Full International Company, Ltd.	49,000	64,025
Chenbro Micom Company, Ltd.	62,000	132,161
Cheng Loong Corp.	1,278,480	530,478
Cheng Shin Rubber Industry Company, Ltd.	1,126,031	2,599,351
Cheng Uei Precision Industry Company, Ltd.	507,335	981,032
Chenming Mold Industrial Corp. (I)	80,000	88,931
Chia Hsin Cement Corp.	700,089	359,537
Chicony Electronics Company, Ltd.	390,935	1,281,305
Chien Kuo Construction Company, Ltd.	425,872	176,054
Chien Shing Stainless Steel Company (I)	180,000	45,705
Chilisin Electronics Corp. (I)	64,400	65,317
Chime Ball Technology Company, Ltd.	22,000	56,215
Chimei Materials Technology Corp.	155,050	181,427
Chin-Poon Industrial Company, Ltd.	403,642	716,456
China Airlines, Ltd. (I)	2,184,820	731,104
China Chemical & Pharmaceutical Company, Ltd.	215,000	158,338
China Development Financial Holdings Corp.	9,084,331	3,071,713
China Ecotek Corp.	33,000	77,669
China Electric Manufacturing Corp.	229,000	91,996
China General Plastics Corp.	369,304	153,385
China Life Insurance Company, Ltd.	1,702,025	1,581,264
China Manmade Fibers Corp. (I)	1,304,000	413,448

43

Emerging Markets Fund

China Metal Products Company, Ltd.	312,966	336,628
China Motor Corp.	632,905	605,551
China Petrochemical Development Corp.	2,554,045	910,831
China Steel Chemical Corp.	105,000	660,651
China Steel Corp.	4,296,038	3,710,041
China Steel Structure Company, Ltd.	187,000	181,490
China Synthetic Rubber Corp.	563,937	582,618
China Wire & Cable Company, Ltd. (I)	218,000	94,587
Chipbond Technology Corp.	306,000	535,616
Chong Hong Construction Company	103,424	281,763
Chroma ATE, Inc.	211,440	622,944
Chun Yu Works & Company, Ltd.	321,000	142,516
Chun Yuan Steel	647,381	263,281
Chung Hsin Electric & Machinery Manufacturing Corp.	535,000	378,409
Chung Hung Steel Corp. (I)	1,284,226	356,685
Chung Hwa Pulp Corp. (I)	580,290	178,817
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	65,493
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	340,921
Chunghwa Telecom Company, Ltd.	603,000	1,878,555
Chunghwa Telecom Company, Ltd., ADR (I)(L)	67,506	2,107,537
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	34,301
Cleanaway Company, Ltd.	45,000	248,537
Clevo Company	310,120	587,157
CMC Magnetics Corp. (I)	3,492,000	560,888
CoAsia Microelectronics Corp.	67,200	30,808
Collins Company, Ltd.	223,797	89,111
Compal Electronics, Inc.	3,929,895	3,493,044
Compeq Manufacturing Company	1,220,000	745,135
Continental Holdings Corp.	565,950	225,401
Coretronic Corp. (I)	136,500	226,735
Cosmo Electronics Corp. (I)	58,000	69,499
Cosmos Bank Taiwan (I)	131,000	67,684
Coxon Precise Industrial Company, Ltd.	152,231	275,065
CSBC Corp. Taiwan	93,312	55,099
CTBC Financial Holding Company, Ltd.	4,886,211	3,558,147
CTCI Corp.	345,000	617,283
Cub Elecparts, Inc.	18,357	189,513
CviLux Corp.	47,000	79,760
Cyberlink Corp.	69,326	216,882
CyberPower Systems, Inc.	36,000	76,032
CyberTAN Technology, Inc.	277,000	260,990
D-Link Corp.	947,627	682,197
DA CIN Construction Company, Ltd.	147,000	109,740
Da-Li Construction Company, Ltd. (I)	59,510	71,859
Dafeng TV, Ltd.	32,670	56,148
Danen Technology Corp. (I)	177,000	72,960
Darfon Electronics Corp.	351,950	246,314
Daxin Materials Corp.	16,800	26,299
De Licacy Industrial Company	150,000	61,701
Delpha Construction Company, Ltd.	293,383	139,506
Delta Electronics, Inc.	491,000	3,452,289
Depo Auto Parts Industrial Company, Ltd.	84,000	343,009
DFI, Inc.	62,000	74,964
Dimerco Express Corp.	46,000	36,710
DYNACOLOR, Inc.	43,000	93,195
Dynamic Electronics Company, Ltd. (I)	378,927	203,986
Dynapack International Technology Corp.	84,000	248,391
E Ink Holdings, Inc. (I)	705,000	429,244
E-Lead Electronic Company, Ltd.	59,000	121,573
E-LIFE MALL Corp.	66,000	139,088
E-Ton Solar Tech Company, Ltd. (I)	212,541	134,602

44

Emerging Markets Fund

E.Sun Financial Holding Company, Ltd.	3,460,553	2,276,622
Eastern Media International Corp.	458,164	159,685
Eclat Textile Company, Ltd.	99,982	836,997
Edimax Technology Company, Ltd.	101,359	45,663
Edison Opto Corp. (I)	43,000	45,043
Edom Technology Company, Ltd.	225,500	180,761
EGALAX_EMPIA Technology, Inc.	58,067	141,896
Elan Microelectronics Corp.	227,000	389,640
Elite Advanced Laser Corp.	73,000	272,592
Elite Material Company	284,000	326,721
Elite Semiconductor Memory Technology, Inc.	209,000	360,567
Elitegroup Computer Systems Company, Ltd. (I)	604,857	437,929
eMemory Technology, Inc.	54,000	515,233
ENG Electric Company, Ltd.	132,223	98,989
EnTie Commercial Bank	379,000	191,462
Episil Technologies, Inc. (I)	186,000	66,289
Epistar Corp.	468,628	1,019,323
Eternal Materials Company, Ltd.	383,823	415,508
Etron Technology, Inc. (I)	181,000	99,003
Eva Airways Corp. (I)	1,151,160	578,189
Everest Textile Company, Ltd. (I)	272,000	129,160
Evergreen International Storage & Transport Corp.	609,320	387,299
Evergreen Marine Corp Taiwan, Ltd. (I)	1,770,886	1,081,818
Everlight Chemical Industrial Corp.	188,346	209,792
Everlight Electronics Company, Ltd.	291,000	646,827
Excelsior Medical Company, Ltd.	83,600	161,493
Far Eastern Department Stores Company, Ltd.	764,558	770,283
Far Eastern International Bank	1,902,738	687,535
Far Eastern New Century Corp.	1,965,646	2,109,566
Far EasTone Telecommunications Company, Ltd.	905,000	1,927,559
Faraday Technology Corp.	278,586	332,791
Farglory Land Development Company, Ltd.	284,526	394,659
Federal Corp.	607,164	395,209
Feedback Technology Corp.	19,000	32,963
Feng Hsin Iron & Steel Company	231,000	332,040
Feng TAY Enterprise Company, Ltd.	153,876	440,408
Firich Enterprises Company, Ltd.	13,000	75,425
First Copper Technology Company, Ltd.	344,000	123,913
First Financial Holding Company, Ltd.	4,207,754	2,605,095
First Hotel	109,919	73,435
First Insurance Company, Ltd.	313,165	174,511
First Steamship Company, Ltd.	273,986	204,512
FLEXium Interconnect, Inc.	185,206	525,248
Flytech Technology Company, Ltd.	75,969	298,570
Forhouse Corp.	575,894	247,610
Formosa Advanced Technologies Company, Ltd.	90,000	73,248
Formosa Chemicals & Fibre Corp.	1,416,440	3,527,484
Formosa Epitaxy, Inc. (I)	170,000	102,667
Formosa International Hotels Corp.	30,213	339,356
Formosa Oilseed Processing	199,689	145,200
Formosa Optical Technology Company, Ltd.	28,000	86,197
Formosa Petrochemical Corp.	368,000	929,148
Formosa Plastics Corp.	1,010,880	2,622,071
Formosa Taffeta Company, Ltd.	863,000	917,424
Formosan Rubber Group, Inc.	493,000	552,642
Formosan Union Chemical	434,295	205,725
Founding Construction & Development Company, Ltd.	227,636	153,850
Foxconn Technology Company, Ltd.	520,936	1,307,795
Foxlink Image Technology Company, Ltd.	123,000	88,317
Froch Enterprise Company, Ltd. (I)	292,000	143,814
FSP Technology, Inc.	249,224	237,654

45

Emerging Markets Fund

Fubon Financial Holding Company, Ltd.	2,418,422	3,949,815
Fullerton Technology Company, Ltd.	156,819	137,418
Fulltech Fiber Glass Corp.	215,027	81,663
Fwusow Industry Company, Ltd.	311,467	172,414
G Shank Enterprise Company, Ltd. (I)	226,000	190,718
G Tech Optoelectronics Corp.	148,000	154,117
Gamania Digital Entertainment Company, Ltd. (I)	122,000	122,627
GEM Terminal Industrial Company, Ltd.	47,500	23,053
Gemtek Technology Corp.	181,496	171,040
Genesis Photonics, Inc. (I)	244,260	161,188
Genius Electronic Optical Company, Ltd.	36,589	100,205
GeoVision, Inc.	44,255	177,015
Getac Technology Corp.	446,000	242,614
Giant Manufacturing Company, Ltd.	146,000	1,214,906
Giantplus Technology Company, Ltd. (I)	62,000	25,344
Giga Solar Materials Corp.	17,040	298,457
Giga Solution Tech Company, Ltd.	68,237	41,434
Gigabyte Technology Company, Ltd.	259,719	346,930
Gigastorage Corp. (I)	232,100	221,746
Ginko International Company, Ltd.	18,000	251,221
Gintech Energy Corp. (I)	310,000	296,555
Global Brands Manufacture, Ltd. (I)	317,611	119,025
Global Lighting Technologies, Inc.	53,000	75,297
Global Mixed Mode Technology, Inc.	67,000	200,092
Global Unichip Corp.	57,000	159,254
Globe Union Industrial Corp.	206,000	127,116
Gloria Material Technology Corp.	120,750	101,041
Gold Circuit Electronics, Ltd. (I)	616,071	243,231
Goldsun Development & Construction Company, Ltd.	1,820,005	645,444
Gourmet Master Company, Ltd.	33,000	267,265
Grand Pacific Petrochemical Corp.	1,174,000	596,000
Grape King Bio, Ltd.	89,000	394,562
Great China Metal Industry	218,000	243,562
Great Taipei Gas Company, Ltd.	229,000	191,658
Great Wall Enterprise Company, Ltd.	679,642	691,336
Green Energy Technology, Inc. (I)	246,000	196,590
GTM Corp. (I)	222,000	160,779
Hannstar Board Corp.	264,467	120,840
HannStar Display Corp.	3,848,980	1,354,585
HannsTouch Solution, Inc. (I)	749,000	209,023
Harvatek Corp. (I)	92,920	70,409
Hey Song Corp.	410,250	455,745
Hi-Clearance, Inc.	19,000	57,745
Highwealth Construction Corp.	307,200	544,108
Hiroca Holdings, Ltd.	21,000	76,580
Hitron Technology, Inc.	167,000	97,508
Hiwin Technologies Corp.	83,378	814,318
Ho Tung Chemical Corp.	1,095,134	413,021
Hocheng Corp.	313,000	117,293
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	54,190
Holiday Entertainment Company, Ltd.	50,000	63,017
Holtek Semiconductor, Inc.	144,000	263,194
Holy Stone Enterprise Company, Ltd.	232,734	349,557
Hon Hai Precision Industry Company, Ltd.	7,854,499	26,866,330
Hong TAI Electric Industrial	309,000	114,258
Hota Industrial Manufacturing Company, Ltd.	148,149	270,532
Hotai Motor Company, Ltd.	100,000	1,406,897
Hsin Kuang Steel Company, Ltd.	326,153	203,039
Hsin Yung Chien Company, Ltd.	24,200	98,009
Hsing TA Cement Company, Ltd.	200,000	94,713
HTC Corp. (I)	284,700	1,310,792

46

Emerging Markets Fund

Hu Lane Associate, Inc.	65,066	264,463
Hua Eng Wire & Cable Company, Ltd.	666,000	232,850
Hua Nan Financial Holdings Company, Ltd.	4,537,017	2,816,513
Hua Yu Lien Development Company, Ltd. (I)	2,372	3,859
Huaku Development Company, Ltd.	168,353	405,224
Huang Hsiang Construction Company	85,000	116,844
Hung Ching Development & Construction Company, Ltd.	203,000	124,010
Hung Poo Real Estate Development Corp.	102,000	81,752
Hung Sheng Construction Company, Ltd. (I)	559,808	394,332
Huxen Corp.	42,000	56,690
Hwa Fong Rubber Company, Ltd.	353,259	273,454
I-Chiun Precision Industry Company, Ltd.	93,000	68,634
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	139,560
Ibase Technology, Inc.	83,512	170,855
Ichia Technologies, Inc.	334,300	506,291
IEI Integration Corp.	150,045	295,285
ILI Technology Corp.	50,397	125,678
Infortrend Technology, Inc.	245,000	141,121
Innolux Corp.	8,170,219	4,154,277
Inotera Memories, Inc. (I)	1,769,165	2,895,536
Insyde Software Corp.	21,000	36,894
Inventec Corp.	1,812,705	1,426,066
ITE Technology, Inc.	110,881	144,613
ITEQ Corp.	172,700	157,133
J Touch Corp. (I)	101,000	71,569
Janfusun Fancyworld Corp. (I)	48,983	8,568
Jenn Feng New Energy Company, Ltd. (I)	128,000	34,013
Jentech Precision Industrial Company, Ltd.	67,808	213,343
Jess-Link Products Company, Ltd.	135,000	139,886
Johnson Health Tech Company, Ltd.	63,100	152,877
Kang Na Hsiung Enterprise Company, Ltd.	168,000	79,335
Kaori Heat Treatment Company, Ltd.	49,401	125,089
Kaulin Manufacturing Company, Ltd.	124,490	89,199
KD Holding Corp.	4,000	22,704
KEE TAI Properties Company, Ltd.	464,973	300,006
Kenda Rubber Industrial Company, Ltd.	406,762	866,383
Kenmec Mechanical Engineering Company, Ltd. (I)	12,000	5,989
Kerry TJ Logistics Company, Ltd.	236,000	320,217
King Slide Works Company, Ltd.	35,000	469,462
King Yuan Electronics Company, Ltd.	1,612,762	1,476,707
King's Town Bank	1,035,000	1,167,326
King's Town Construction Company, Ltd. (I)	140,700	116,933
Kingdom Construction Company, Ltd.	393,000	371,437
Kinik Company	88,000	237,544
Kinko Optical Company, Ltd.	158,648	140,357
Kinpo Electronics, Inc.	1,558,724	754,263
Kinsus Interconnect Technology Corp.	215,000	909,601
KMC Kuei Meng International, Inc.	20,500	95,371
KS Terminals, Inc.	57,000	83,011
Kung Long Batteries Industrial Company, Ltd.	58,000	195,328
Kuo Toong International Company, Ltd.	103,000	192,837
Kuoyang Construction Company, Ltd.	200,543	95,890
Kwong Fong Industries	315,280	203,159
KYE System Corp.	234,911	98,009
L&K Engineering Company, Ltd.	205,952	183,343
LAN FA Textile	267,183	92,565
Largan Precision Company, Ltd.	39,000	3,236,688
Laser Tek Taiwan Company, Ltd.	9,964	8,512
LCY Chemical Corp.	356,806	179,795
Leader Electronics, Inc.	181,867	75,480
Leadtrend Technology Corp.	23,599	41,516

47

Emerging Markets Fund

Lealea Enterprise Company, Ltd.	902,863	284,699
Ledtech Electronics Corp.	6,236	4,094
LEE CHI Enterprises Company, Ltd.	287,000	146,480
Lelon Electronics Corp.	170,100	250,002
Leofoo Development Company, Ltd. (I)	411,012	167,132
LES Enphants Company, Ltd.	164,486	99,421
Lextar Electronics Corp.	212,500	238,452
Li Peng Enterprise Company, Ltd. (I)	774,962	265,897
Lian HWA Food Corp.	135,128	167,400
Lien Hwa Industrial Corp.	715,784	501,477
Lingsen Precision Industries, Ltd.	438,101	242,045
Lite-On Semiconductor Corp. (I)	332,080	243,954
Lite-On Technology Corp.	1,585,521	2,629,549
Long Bon International Company, Ltd.	407,000	275,094
Long Chen Paper Company, Ltd.	691,968	370,578
Longwell Company	79,000	85,622
Lotes Company, Ltd.	47,000	196,181
Lucky Cement Corp.	272,000	85,744
Lumax International Corp., Ltd.	76,395	180,279
Lung Yen Life Service Corp.	43,000	126,730
Macroblock, Inc.	19,000	45,590
Macronix International (I)	4,400,718	1,140,661
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	50,769
Mag Layers Scientific-Technics Company, Ltd.	13,317	15,210
Makalot Industrial Company, Ltd.	131,919	651,404
Marketech International Corp.	207,000	162,925
Masterlink Securities Corp.	1,351,809	468,129
Mayer Steel Pipe Corp.	226,407	119,604
Maywufa Company, Ltd.	18,000	8,882
MediaTek, Inc.	251,000	4,194,904
Mega Financial Holding Company, Ltd.	3,277,052	2,827,599
Meiloon Industrial Company, Ltd.	151,412	72,239
Mercuries & Associates, Ltd.	396,068	265,716
Mercuries Life Insurance Company, Ltd. (I)	90,300	54,229
Merida Industry Company, Ltd.	124,162	914,318
Merry Electronics Company, Ltd.	132,585	764,051
Micro-Star International Company, Ltd.	912,488	1,253,896
Microlife Corp.	30,000	71,813
MIN AIK Technology Company, Ltd.	59,000	323,996
Mirle Automation Corp.	44,290	45,691
Mitac Holdings Corp.	726,733	628,531
Mobiletron Electronics Company, Ltd.	67,000	141,668
Mosel Vitelic, Inc. (I)	583,484	153,995
Motech Industries, Inc.	273,000	370,270
MPI Corp.	44,000	156,145
Mustek Systems, Inc. (I)	33,151	2,380
Nak Sealing Technologies Corp.	47,000	195,919
Namchow Chemical Industrial Company, Ltd.	149,000	322,248
Nan Kang Rubber Tire Company, Ltd.	408,711	469,887
Nan Ya Plastics Corp.	1,508,860	3,561,085
Nan Ya Printed Circuit Board Corp. (I)	211,930	393,858
Nantex Industry Company, Ltd.	355,526	200,019
National Petroleum Company, Ltd.	153,000	174,527
Neo Solar Power Corp.	459,452	444,899
Netronix, Inc.	45,000	62,749
New Asia Construction & Development Corp.	285,136	78,246
New Era Electronics Company, Ltd.	44,000	53,160
Newmax Technology Company, Ltd.	69,448	96,310
Nichidenbo Corp.	104,742	99,161
Nien Hsing Textile Company, Ltd.	357,572	317,311
Novatek Microelectronics Corp., Ltd.	346,000	1,776,449

48

Emerging Markets Fund

Nuvoton Technology Corp.	30,000	33,912
Ocean Plastics Company, Ltd. (I)	29,000	39,655
Optimax Technology Corp. (I)	170,816	30,279
OptoTech Corp.	268,000	136,395
Orient Semiconductor Electronics, Ltd. (I)	720,000	307,294
Oriental Union Chemical Corp.	399,300	375,347
Orise Technology Company, Ltd.	52,000	77,237
P-Two Industries, Inc.	17,000	8,087
Pacific Construction Company, Ltd.	149,002	54,307
Pacific Hospital Supply Company, Ltd.	34,000	78,410
Pan Jit International, Inc. (I)	156,000	73,069
Pan-International Industrial	333,443	241,831
Parade Technologies, Ltd.	27,000	322,144
Paragon Technologies Company, Ltd.	101,808	183,131
PChome Online, Inc.	65,856	662,247
Pegatron Corp.	1,384,321	2,935,389
Phihong Technology Company, Ltd.	266,416	179,788
Phison Electronics Corp.	112,000	810,878
Phoenix Tours International, Inc.	43,000	65,320
Pixart Imaging, Inc.	119,830	281,078
Plotech Company, Ltd.	100,000	43,192
Polytronics Technology Corp.	36,000	91,517
Portwell, Inc.	83,000	114,552
Posiflex Technologies, Inc.	31,522	191,589
Pou Chen Corp.	2,164,448	2,505,847
Power Mate Technology Company, Ltd.	8,000	16,482
Power Quotient International Company, Ltd. (I)	130,000	73,001
Powercom Company, Ltd. (I)	90,760	18,535
Powertech Industrial Company, Ltd.	67,000	51,550
Powertech Technology, Inc. (I)	630,000	1,194,121
Poya Company, Ltd.	41,693	247,007
President Chain Store Corp.	220,000	1,667,423
President Securities Corp.	1,117,259	633,328
Prime Electronics Satellitics, Inc.	82,759	44,320
Prince Housing & Development Corp.	910,943	393,129
Princeton Technology Corp. (I)	26,000	12,320
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	281,108
Promise Technology, Inc.	89,000	142,344
Qisda Corp. (I)	1,246,440	634,562
Qualipoly Chemical Corp.	50,000	38,222
Quanta Computer, Inc.	966,000	2,728,121
Quanta Storage, Inc.	77,000	97,176
Quintain Steel Company, Ltd. (I)	475,194	112,580
Radiant Opto-Electronics Corp.	344,343	1,487,373
Radium Life Tech Company, Ltd. (I)	473,161	302,994
Ralec Electronic Corp.	63,259	135,838
Realtek Semiconductor Corp.	329,706	1,201,904
Rechi Precision Company, Ltd.	282,038	306,508
Rexon Industrial Corp., Ltd.	83,286	26,607
Richtek Technology Corp.	112,000	626,538
Ritek Corp. (I)	3,512,428	482,323
Ruentex Development Company, Ltd.	375,586	675,957
Ruentex Industries, Ltd.	264,801	642,950
Run Long Construction Company, Ltd.	42,000	41,238
Sampo Corp.	641,997	279,433
San Fang Chemical Industry Company, Ltd.	73,732	73,731
San Shing Fastech Corp.	63,163	176,512
Sanyang Industrial Company, Ltd.	713,389	665,960
Sanyo Electric Company, Ltd.	79,900	97,663
SCI Pharmtech, Inc.	42,044	95,316

49

Emerging Markets Fund

ScinoPharm Taiwan, Ltd.	107,078	218,595
SDI Corp.	103,000	139,258
Senao International Company, Ltd.	62,000	111,995
Sercomm Corp.	145,000	345,747
Sesoda Corp.	113,557	166,669
Shan-Loong Transportation Company, Ltd.	4,000	3,254
Sheng Yu Steel Company, Ltd.	188,000	139,690
ShenMao Technology, Inc.	57,000	68,704
Shih Her Technologies, Inc.	21,000	51,019
Shih Wei Navigation Company, Ltd.	117,363	83,259
Shihlin Electric & Engineering Corp.	509,213	700,684
Shihlin Paper Corp. (I)	72,000	108,969
Shin Hai Gas Corp.	2,315	3,496
Shin Kong Financial Holding Company, Ltd.	7,674,208	2,505,157
Shin Shin Natural Gas Company	1,000	1,262
Shin Zu Shing Company, Ltd.	159,933	433,620
Shining Building Business Company, Ltd. (I)	249,334	180,783
Shinkong Insurance Company, Ltd.	310,000	259,367
Shinkong Synthetic Fibers Corp.	1,914,287	704,869
Shinkong Textile Company, Ltd.	154,000	212,830
Shiny Chemical Industrial Company, Ltd.	35,954	57,961
Shuttle, Inc.	229,985	76,357
Sigurd Microelectronics Corp.	427,887	479,807
Silicon Integrated Systems Corp. (I)	794,000	259,981
Silicon Power Computer & Communications, Inc.	35,000	41,253
Siliconware Precision Industries Company	765,000	1,127,957
Siliconware Precision Industries Company, ADR (L)	200,628	1,474,616
Silitech Technology Corp.	92,697	82,672
Simplo Technology Company, Ltd.	222,200	1,248,104
Sinbon Electronics Company, Ltd.	203,000	306,471
Sincere Navigation Corp.	306,000	279,368
Singatron Enterprise Company, Ltd. (I)	99,000	46,098
Sinkang Industries, Ltd.	69,000	29,793
Sinmag Equipment Corp.	23,889	147,236
Sino-American Silicon Products, Inc. (I)	247,000	401,419
Sinon Corp.	449,150	260,770
SinoPac Financial Holdings Company, Ltd.	6,167,832	2,819,407
Sinphar Pharmaceutical Company, Ltd.	120,940	177,903
Sinyi Realty, Inc.	173,369	229,022
Sirtec International Company, Ltd.	104,000	225,431
Sitronix Technology Corp.	87,000	189,807
Siward Crystal Technology Company, Ltd.	181,301	129,504
Soft-World International Corp.	104,000	344,494
Solar Applied Materials Technology Company	211,899	196,755
Solartech Energy Corp. (I)	159,000	120,422
Solomon Technology Corp. (I)	183,303	109,231
Solytech Enterprise Corp. (I)	136,758	46,707
Sonix Technology Company, Ltd.	130,000	230,307
Southeast Cement Company, Ltd.	356,000	196,879
Spirox Corp. (I)	166,369	137,302
Sporton International, Inc.	52,725	253,110
St. Shine Optical Company, Ltd.	38,000	787,044
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	50,758
Standard Foods Corp.	147,662	379,175
Stark Technology, Inc.	164,000	151,483
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	99,982
Sunplus Technology Company, Ltd. (I)	651,000	309,568
Sunrex Technology Corp.	102,000	57,011
Sunspring Metal Corp.	97,000	171,794
Super Dragon Technology Company, Ltd.	15,766	10,886
Supreme Electronics Company, Ltd.	216,234	133,759

50

Emerging Markets Fund

Swancor Ind. Company, Ltd.	30,402	116,109
Sweeten Construction Company, Ltd.	115,551	81,168
Syncmold Enterprise Corp.	97,000	236,364
Synnex Technology International Corp.	418,132	638,151
Sysage Technology Company, Ltd.	68,145	82,518
TA Chen Stainless Pipe (I)	835,521	612,231
Ta Chong Bank, Ltd. (I)	2,329,151	756,380
Ta Chong Securities Company, Ltd.	16,000	5,967
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	152,863
TA-I Technology Company, Ltd.	116,809	72,442
Tah Hsin Industrial Company, Ltd. (I)	125,000	118,831
TAI Roun Products Company, Ltd.	111,000	37,517
Taichung Commercial Bank	2,180,728	762,944
TaiDoc Technology Corp.	36,000	123,063
Taiflex Scientific Company, Ltd.	161,000	290,738
Taimide Tech, Inc.	72,000	103,786
Tainan Enterprises Company, Ltd.	201,467	194,223
Tainan Spinning Company, Ltd.	1,405,671	870,353
Taishin Financial Holdings Company, Ltd.	6,969,091	3,543,403
Taisun Enterprise Company, Ltd. (I)	422,026	185,029
Taita Chemical Company, Ltd. (I)	184,188	57,718
Taiwan Acceptance Corp.	99,000	266,716
Taiwan Business Bank (I)	3,796,697	1,189,067
Taiwan Cement Corp.	2,166,726	3,446,640
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	83,448
Taiwan Cogeneration Corp.	556,137	416,966
Taiwan Cooperative Financial Holding Company, Ltd.	4,996,917	2,792,742
Taiwan FamilyMart Company, Ltd.	18,000	124,310
Taiwan Fertilizer Company, Ltd.	554,000	1,050,976
Taiwan Fire & Marine Insurance Company	155,000	120,108
Taiwan FU Hsing Industrial Company, Ltd.	215,000	215,773
Taiwan Glass Industrial Corp.	951,933	821,860
Taiwan Hon Chuan Enterprise Company, Ltd.	208,400	414,063
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	800,149	314,641
Taiwan Life Insurance Company, Ltd. (I)	295,836	209,603
Taiwan Line Tek Electronic	64,050	63,208
Taiwan Mask Corp.	325,850	110,060
Taiwan Mobile Company, Ltd.	462,700	1,474,560
Taiwan Navigation Company, Ltd.	36,000	29,017
Taiwan Paiho, Ltd.	294,342	377,331
Taiwan PCB Techvest Company, Ltd.	177,227	289,539
Taiwan Prosperity Chemical Corp.	100,000	91,101
Taiwan Pulp & Paper Corp. (I)	524,640	226,358
Taiwan Sakura Corp.	200,156	146,019
Taiwan Secom Company, Ltd.	164,430	467,031
Taiwan Semiconductor Company, Ltd.	193,000	261,374
Taiwan Semiconductor Manufacturing Company, Ltd.	9,233,000	38,587,271
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	256,101	5,362,755
Taiwan Sogo Shin Kong SEC	349,460	485,463
Taiwan Styrene Monomer Corp.	548,821	273,967
Taiwan Surface Mounting Technology Company, Ltd.	192,606	306,237
Taiwan TEA Corp.	791,723	505,983
Taiwan Union Technology Corp.	112,000	111,069
Taiyen Biotech Company, Ltd.	216,472	187,136
Tatung Company, Ltd. (I)	2,948,526	955,667
Te Chang Construction Company, Ltd.	83,265	74,181
Teco Electric & Machinery Company, Ltd.	1,804,109	2,270,768
Tecom Company, Ltd. (I)	41,000	5,157
Tekcore Company, Ltd. (I)	33,000	13,565
Ten Ren Tea Company, Ltd.	35,000	56,858

51

Emerging Markets Fund

Test Research, Inc.	173,596	306,054
Test-Rite International Company, Ltd.	286,549	188,392
Tex-Ray Industrial Company, Ltd. (I)	91,800	41,492
The Ambassador Hotel	236,000	222,341
Thinking Electronic Industrial Company, Ltd.	65,000	99,988
Thye Ming Industrial Company, Ltd.	133,250	164,430
Ton Yi Industrial Corp.	555,000	425,620
Tong Hsing Electronic Industries, Ltd.	92,951	448,048
Tong Yang Industry Company, Ltd.	359,043	456,965
Tong-Tai Machine & Tool Company, Ltd.	111,114	119,589
Topco Scientific Company, Ltd.	205,151	400,791
Topco Technologies Corp. (I)	26,000	62,434
Topoint Technology Company, Ltd.	179,248	203,017
Toung Loong Textile Manufacturing	69,000	199,361
TPK Holding Company, Ltd.	200,000	1,359,390
Trade-Van Information Services Company	14,000	12,763
Transasia Airways Corp.	26,000	9,830
Transcend Information, Inc.	117,000	394,079
Tripod Technology Corp.	312,770	635,758
Tsann Kuen Enterprise Company, Ltd.	98,220	122,892
TSC Auto ID Technology Company, Ltd.	11,000	104,703
TSRC Corp.	339,706	475,549
Ttet Union Corp.	47,000	112,898
TTFB Company, Ltd.	2,000	20,008
TTY Biopharm Company, Ltd.	95,094	217,800
Tung Ho Steel Enterprise Corp.	1,131,138	949,804
Tung Ho Textile Company, Ltd.	247,000	73,454
Tung Thih Electronic Company, Ltd.	50,258	158,061
TURVO International Company, Ltd.	24,062	98,267
TXC Corp.	240,659	352,326
TYC Brother Industrial Company, Ltd. (I)	125,531	76,533
Tycoons Group Enterprise Company, Ltd. (I)	594,536	141,271
Tyntek Corp. (I)	194,661	67,833
TZE Shin International Company, Ltd.	146,247	49,963
U-Ming Marine Transport Corp.	261,000	430,076
U-Tech Media Corp. (I)	84,000	19,241
Ubright Optronics Corp.	28,600	53,307
Uni-President Enterprises Corp.	1,967,234	3,601,162
Unimicron Technology Corp.	1,210,855	1,023,135
Union Bank of Taiwan (I)	1,340,100	482,310
Union Insurance Company, Ltd. (I)	65,384	62,088
Unitech Computer Company, Ltd.	181,039	104,472
Unitech Printed Circuit Board Corp. (I)	727,869	314,073
United Integrated Services Company, Ltd.	165,000	173,148
United Microelectronics Corp. (I)	6,881,468	3,148,961
Unity Opto Technology Company, Ltd. (I)	230,389	268,481
Universal Cement Corp.	494,504	486,577
Unizyx Holding Corp.	526,000	396,067
UPC Technology Corp.	1,005,938	396,891
Userjoy Technology Company, Ltd.	18,000	30,242
USI Corp.	1,078,801	584,032
Vanguard International Semiconductor Corp.	550,000	805,656
Ve Wong Corp.	195,450	166,488
Viking Tech Corp.	26,770	20,278
Visual Photonics Epitaxy Company, Ltd.	293,700	305,460
Vivotek, Inc.	51,813	170,397
Wafer Works Corp. (I)	232,872	102,995
Wah Hong Industrial Corp.	14,835	19,882
Wah Lee Industrial Corp.	35,000	67,145
Walsin Lihwa Corp. (I)	4,134,000	1,480,921
Walsin Technology Corp. (I)	897,721	354,618

52

Emerging Markets Fund

Walton Advanced Engineering, Inc.	383,661	188,764
Wan Hai Lines, Ltd.	650,216	427,676
WAN HWA Enterprise Company	3,351	1,704
Waterland Financial Holding Company, Ltd.	3,025,499	924,340
Ways Technical Corp., Ltd.	44,000	48,012
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	7,244
Wei Chuan Food Corp.	275,000	404,596
Wei Mon Industry Company, Ltd. (I)	266,912	76,973
Weikeng Industrial Company, Ltd.	270,900	212,058
Well Shin Technology Company, Ltd.	72,420	137,346
Win Semiconductors Corp.	441,000	450,677
Winbond Electronics Corp. (I)	4,148,000	1,408,632
Wintek Corp. (I)	1,783,661	605,410
Wisdom Marine Lines Company, Ltd. (I)	38,744	46,020
Wistron Corp.	1,999,232	2,342,588
Wistron NeWeb Corp.	212,083	553,884
WPG Holdings Company, Ltd.	1,078,760	1,405,870
WT Microelectronics Company, Ltd.	254,549	401,239
WUS Printed Circuit Company, Ltd.	375,000	189,145
X-Legend Entertainment Company, Ltd.	12,500	77,126
XAC Automation Corp.	69,000	96,848
Xxentria Technology Materials Corp. (I)	66,000	144,141
Yageo Corp.	1,969,200	1,647,519
Yang Ming Marine Transport Corp. (I)	1,611,916	725,663
YC Company, Ltd.	284,376	168,039
YC INOX Company, Ltd.	433,000	430,738
YeaShin International Development Company, Ltd.	193,355	116,891
Yeong Guan Energy Technology Group Company, Ltd.	27,000	132,900
YFY, Inc.	1,606,614	733,773
Yi Jinn Industrial Company, Ltd.	236,768	66,499
Yieh Phui Enterprise Company, Ltd.	1,473,707	480,431
Yonyu Plastics Company, Ltd.	30,450	33,651
Young Fast Optoelectronics Company, Ltd.	89,648	79,276
Young Optics, Inc.	41,000	79,100
Youngtek Electronics Corp.	81,361	189,802
Yuanta Financial Holdings Company, Ltd.	6,595,180	3,552,838
Yufo Electronics Company, Ltd.	22,000	13,987
Yulon Motor Company, Ltd.	898,900	1,444,213
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	262,351
Yungshin Construction & Development Company	39,000	86,795
Yungshin Global Holding Corp.	117,000	224,186
Yungtay Engineering Company, Ltd.	265,000	656,613
Zeng Hsing Industrial Company, Ltd.	42,232	226,459
Zenitron Corp.	256,000	154,631
Zhen Ding Technology Holding, Ltd.	166,450	550,711
Zig Sheng Industrial Company, Ltd.	499,665	148,321
Zinwell Corp.	236,000	220,423
Zippy Technology Corp.	89,000	115,653
ZongTai Real Estate Development Company, Ltd.	60,121	38,628

Thailand 2.8%		74,585,869

	274,500	212,278
A.J. Plast PCL (I)	93,200	31,222
AAPICO Hitech PCL	34,300	17,397
Advanced Info Service PCL	423,291	2,769,813
Airports of Thailand PCL	207,800	1,541,910
Amata Corp. PCL	541,300	283,022
AP Thailand PCL	971,980	243,451
Asia Green Energy PCL	61,380	4,651
Asia Plus Securities PCL	1,679,600	195,620
Asian Insulators PCL	294,800	108,912

53

Emerging Markets Fund

Bangkok Aviation Fuel Services PCL (L)	46,500	53,139
Bangkok Bank PCL	361,605	2,320,512
Bangkok Chain Hospital PCL	1,369,125	426,512
Bangkok Dusit Medical Services PCL	1,379,000	841,907
Bangkok Expressway PCL	426,700	521,018
Bangkok Insurance PCL	11,270	125,967
Bangkok Life Assurance PCL, NVDR (L)	347,400	913,539
Bangkokland PCL	11,604,400	799,301
Banpu PCL (L)	821,500	829,473
BEC World PCL	442,200	657,624
Berli Jucker PCL	383,500	576,331
Big C Supercenter PCL	35,900	269,756
Big C Supercenter PCL, NVDR	98,800	742,414
Bumrungrad Hospital PCL	182,500	771,368
Cal-Comp Electronics Thailand PCL	3,148,288	293,735
Central Pattana PCL	738,800	1,116,065
Central Plaza Hotel PCL (L)	402,100	497,275
CH Karnchang PCL (L)	538,023	454,810
Charoen Pokphand Foods PCL	867,133	800,890
Christiani & Nielsen Thai	17,200	3,070
CP ALL PCL	1,041,700	1,549,178
CS Loxinfo PCL	63,900	20,206
Delta Electronics Thailand PCL	365,400	743,613
Dhipaya Insurance PCL	44,600	60,044
Diamond Building Products PCL	329,600	64,496
DSG International Thailand PCL	277,200	72,468
Dynasty Ceramic PCL (L)	153,500	279,943
Eastern Water Resources Development & Management PCL	341,100	119,609
Electricity Generating PCL	117,000	624,562
Esso Thailand PCL (I)	2,078,900	384,017
G J Steel PCL (I)	60,820,500	114,253
G Steel PCL (I)	12,662,700	59,468
GFPT PCL	461,400	261,470
Glow Energy PCL	301,200	825,141
GMM Grammy PCL (I)	103,440	48,255
Grand Canal Land PCL	103,100	11,491
Hana Microelectronics PCL	485,000	588,408
Hemaraj Land & Development PCL	3,732,300	502,470
Home Product Center PCL (L)	1,711,105	562,511
Indorama Ventures PCL	1,137,100	961,230
Intouch Holdings PCL	329,800	709,969
IRPC PCL	9,392,900	976,344
Italian-Thai Development PCL (I)	2,163,776	359,049
Jasmine International PCL	2,535,600	508,073
Jay Mart PCL	127,875	54,849
Kang Yong Electric PCL	2,800	22,442
Kasikornbank PCL	172,300	1,219,312
Kasikornbank PCL, NVDR	324,700	2,287,111
KCE Electronics PCL	192,400	233,422
KGI Securities Thailand PCL	1,053,600	104,898
Khon Kaen Sugar Industry PCL	509,800	220,264
Kiatnakin Bank PCL	337,300	443,538
Krung Thai Bank PCL	2,072,850	1,525,109
Krungthai Card PCL	126,000	281,074
Land and Houses PCL, NVDR	2,289,500	782,474
Lanna Resources PCL	277,500	120,766
Loxley PCL	1,037,610	142,290
LPN Development PCL	562,300	382,026
Major Cineplex Group PCL	340,500	231,335
MBK PCL	861,000	436,700
MCOT PCL	197,600	156,212

54

Emerging Markets Fund

Minor International PCL	1,031,450	1,138,341
Modernform Group PCL	64,500	20,194
Muang Thai Insurance PCL	2,600	12,414
Nation Multimedia Group PCL	444,000	21,964
Padaeng Industry PCL	127,600	72,309
Polyplex PCL	275,000	104,180
Pranda Jewelry PCL	214,300	44,953
Precious Shipping PCL	615,400	525,036
President Rice Products PCL	30,000	45,319
Property Perfect PCL (I)	196,300	7,990
Pruksa Real Estate PCL (L)	714,000	771,227
PTT Exploration & Production PCL	771,828	3,975,132
PTT Global Chemical PCL	649,192	1,260,172
PTT PCL	655,700	6,589,847
Quality House PCL	4,997,033	694,641
Raimon Land PCL (I)	1,761,500	114,713
Ratchaburi Electricity Generating Holding PCL	333,800	608,762
Regional Container Lines PCL (I)	558,000	225,366
Robinson Department Store PCL	275,400	491,478
Rojana Industrial Park PCL	218,000	55,285
RS PCL	332,500	80,679
Saha-Union PCL	252,100	329,530
Sahaviriya Steel Industries PCL (I)	9,365,780	102,631
Samart Corp. PCL	467,200	372,999
Samart I-Mobile PCL	818,900	96,402
Samart Telcoms PCL (L)	273,500	162,696
Sansiri PCL (L)	3,549,232	231,133
SC Asset Corp. PCL	1,892,250	227,497
Siam Cement PCL, Foreign Shares	27,700	381,640
Siam Cement PCL, NVDR	83,100	1,144,941
Siam City Cement PCL	55,100	734,897
Siam Commercial Bank PCL	506,431	2,965,016
Siam Future Development PCL	738,619	152,626
Siamgas & Petrochemicals PCL	473,000	214,731
Sino Thai Engineering & Construction PCL	613,128	489,504
SNC Former PCL	130,300	69,352
Somboon Advance Technology PCL	149,807	83,487
SPCG PCL	311,200	258,197
Sri Trang Agro-Industry PCL (L)	514,800	227,260
Srithai Superware PCL	292,000	22,855
STP & I PCL	490,500	331,709
Supalai PCL	439,800	358,009
Susco PCL	437,400	41,905
SVI PCL	646,728	89,497
Symphony Communication PCL	36,100	18,762
Tata Steel Thailand PCL (I)	6,199,800	172,756
Thai Agro Energy PCL (I)	55,500	8,775
Thai Airways International PCL (L)	1,239,111	589,683
Thai Carbon Black PCL	174,100	158,075
Thai Central Chemical PCL	1,900	1,799
Thai Oil PCL	305,600	495,141
Thai Rung Union Car PCL	44,160	8,019
Thai Stanley Electric PCL	18,200	129,919
Thai Union Frozen Products PCL	348,400	749,922
Thai Vegetable Oil PCL	360,100	253,671
Thai-German Ceramic PCL	93,000	9,958
Thaicom PCL (L)	442,900	547,732
Thanachart Capital PCL	682,800	748,215
The Bangchak Petroleum PCL	735,900	789,123
The Erawan Group PCL	898,600	132,792
Thoresen Thai Agencies PCL (I)	810,027	593,445

55

Emerging Markets Fund

Ticon Industrial Connection PCL	378,044	208,315
Tipco Asphalt PCL	55,500	102,086
TIPCO Foods PCL (I)	125,700	30,107
Tisco Financial Group PCL	243,600	314,606
TMB Bank PCL	5,249,100	499,601
Total Access Communication PCL	377,800	1,289,299
Total Access Communication PCL, NVDR	54,300	185,462
Toyo-Thai Corp PCL	121,200	114,787
TPI Polene PCL	1,098,240	560,467
True Corp. PCL (I)(L)	3,535,115	1,272,818
TTW PCL	1,203,300	470,922
Unique Engineering & Construction PCL	352,700	108,769
Univentures PCL	337,700	113,131
Vanachai Group PCL	1,042,400	279,039
Vibhavadi Medical Center PCL	113,060	61,238
Vinythai PCL	100,000	35,379
Workpoint Entertainment PCL	118,600	110,468

Turkey 1.9%		50,015,262

Adana Cimento Sanayii TAS, Class A	99,918	228,656
Adel Kalemcilik Ticaret ve Sanayi AS	1,368	33,803
Adese Alisveris Merkezleri Ticaret AS (I)	4,971	50,997
Akbank TAS	733,566	2,796,577
Akcansa Cimento AS	52,701	327,983
Akenerji Elektrik Uretim AS (I)	251,487	133,820
Akfen Holding AS	36,342	84,693
Aksa Akrilik Kimya Sanayi AS	134,810	443,482
Aksigorta AS	227,702	294,943
Alarko Holding AS	97,048	197,640
Albaraka Turk Katilim Bankasi AS	73,288	58,649
Alkim Alkali Kimya AS	2,994	21,818
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	24,252	578,731
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	283,603
Anadolu Cam Sanayii AS	195,858	158,479
Anadolu Efes Biracilik Ve Malt Sanayii AS	88,999	1,180,281
Anadolu Hayat Emeklilik AS	70,899	167,486
Arcelik AS (L)	209,265	1,253,724
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	43,639	194,520
Asya Katilim Bankasi AS (I)	392,301	225,054
Aygaz AS	124,835	554,478
Bagfas Bandirma Gubre Fabrik	5,808	130,126
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	28,994	45,990
Baticim Bati Anadolu Cimento Sanayii AS	24,319	79,449
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	60,906	64,945
BIM Birlesik Magazalar AS	90,197	2,119,349
Bizim Toptan Satis Magazalari AS (L)	18,648	160,518
Bolu Cimento Sanayii AS	118,381	218,399
Borusan Mannesmann Boru Sanayi ve Ticaret AS	79,620	243,150
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	46,453	152,274
Bursa Cimento Fabrikasi AS	9,487	24,630
Celebi Hava Servisi AS	8,476	102,694
Cimsa Cimento Sanayi VE Tica	57,703	409,832
Coca-Cola Icecek AS	19,155	451,629
Deva Holding AS (I)(L)	64,490	59,956
Dogan Sirketler Grubu Holdings AS (I)	1,172,973	423,154
Dogan Yayin Holding AS (I)(L)	180,000	31,657
Dogus Otomotiv Servis ve Ticaret AS	67,637	274,015
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS (I)	739	1,528
Eczacibasi Yatirim Holding Ortakligi AS	7,623	19,766
EGE Endustri VE Ticaret AS	793	46,766
EGE Seramik Sanayi ve Ticaret AS	103,309	163,991

56

Emerging Markets Fund

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	263,082
Enka Insaat ve Sanayi AS	243,321	609,304
Eregli Demir ve Celik Fabrikalari TAS	1,025,297	1,993,293
Fenerbahce Futbol ASA (I)	6,193	101,530
Ford Otomotiv Sanayi AS (I)	25,853	341,075
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	2,170	22,814
Gentas Genel Metal Sanayi ve Ticaret AS	121,631	93,371
Global Yatirim Holding AS	371,315	250,862
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	5,329
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS (L)	6,137	167,644
Goodyear Lastikleri Turk AS	4,166	153,632
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	121,034	159,131
GSD Holding AS (I)	245,645	157,992
Gubre Fabrikalari TAS	109,992	221,439
Gunes Sigorta (I)	31,526	28,744
Hurriyet Gazetecilik AS (I)	206,839	61,305
Ihlas Holding AS (I)	918,430	131,813
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	118,683
Is Finansal Kiralama AS	1,536	677
Is Yatirim Menkul Degerler AS	59,999	35,010
Izmir Demir Celik Sanayi AS (I)(L)	135,199	206,854
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	180,542	250,359
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	144,223	197,136
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	698,754	733,286
Karsan Otomotiv Sanayii ve Ticaret AS (I)	114,281	62,934
Kartonsan Karton Sanayi ve Ticaret AS	810	88,224
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	9,083
KOC Holdings AS	170,672	871,842
Konya Cimento Sanayi AS	738	90,110
Koza Altin Isletmeleri AS	24,237	260,278
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	309,502
Mardin Cimento Sanayii ve Ticaret AS	27,126	64,243
Marshall Boya ve Vernik AS (I)	5,383	88,701
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	90,728
Metro Ticari ve Mali Yatirimlar Holding AS (I)	84,642	26,215
Migros Ticaret AS (I)	24,300	215,699
Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS (I)	1	9
NET Holding AS (L)	171,264	210,856
Netas Telekomunikasyon AS (L)	48,217	140,732
Nuh Cimento Sanayi AS	25,295	112,551
Otokar Otomotiv Ve Savunma Sanayi AS	10,399	278,579
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	82,216	144,230
Parsan Makina Parcalari (I)	28,857	65,645
Petkim Petrokimya Holding AS (L)	481,933	767,641
Pinar Entegre Et ve Un Sanayi AS	28,775	125,630
Pinar SUT Mamulleri Sanayii AS	38,509	394,411
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	268,436
Sasa Polyester Sanayi (I)	140,873	91,899
Sekerbank TAS (I)	651,073	594,317
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	269,687
Soda Sanayii AS	104,311	172,552
Tat Gida Sanayi AS (I)	58,025	80,558
TAV Havalimanlari Holding AS	82,690	687,122
Tekfen Holding AS	207,445	521,298
Teknosa Ic ve Dis Ticaret AS	9,804	43,739
Tekstil Bankasi AS (I)(L)	140,973	130,373
Tofas Turk Otomobil Fabrikasi AS	101,323	623,676
Trakya Cam Sanayi AS	352,160	431,459
Tupras Turkiye Petrol Rafinerileri AS	54,165	1,271,769
Turcas Petrol AS (L)	94,177	105,863
Turk Hava Yollari (L)(I)	475,009	1,505,910

57

Emerging Markets Fund

Turk Telekomunikasyon AS	232,286	672,716
Turk Traktor ve Ziraat Makineleri AS	7,187	244,145
Turkcell Iletisim Hizmetleri AS (I)	178,635	1,048,118
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	45,008	664,318
Turkiye Garanti Bankasi AS	1,160,825	4,546,378
Turkiye Halk Bankasi AS	357,012	2,618,766
Turkiye Is Bankasi, Class C	912,868	2,357,310
Turkiye Sinai Kalkinma Bankasi AS	1,103,740	969,898
Turkiye Sise ve Cam Fabrikalari AS	643,093	868,536
Turkiye Vakiflar Bankasi Tao, Class D	797,411	1,837,124
Ulker Biskuvi Sanayi AS	89,477	661,874
Vestel Beyaz Esya Sanayi ve Ticaret AS	32,916	120,317
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	306,416
Yapi ve Kredi Bankasi AS	449,583	1,000,823
Zorlu Enerji Elektrik Uretim AS (I)	139,311	84,422

Ukraine 0.0%		328,184

Kernel Holding SA (I)(L)	40,520	328,184

United States 0.0%		299,271

Bizlink Holding, Inc.	61,000	299,271

Preferred Securities 1.6%		$40,221,309

(Cost $43,731,710)

Brazil 1.5%		39,419,514

AES Tiete SA	71,219	640,128
Alpargatas SA	109,254	534,434
Banco ABC Brasil SA	101,882	682,703
Banco Bradesco SA	309,608	5,648,600
Banco Daycoval SA	90,600	366,690
Banco do Estado do Rio Grande do Sul SA, B Shares	245,100	1,691,666
Banco Industrial e Comercial SA	117,473	398,836
Banco Pan SA (I)	166,400	260,918
Banco Pine SA	61,628	224,928
Banco Sofisa SA (I)	55,800	68,800
Braskem SA, A Shares	6,300	42,919
Centrais Eletricas Brasileiras SA, B Shares	114,148	629,764
Centrais Eletricas de Santa Catarina SA	3,700	25,273
Cia de Gas de Sao Paulo, A Shares	10,800	251,654
Cia Energetica de Minas Gerais	128,618	1,100,880
Cia Energetica de Sao Paulo, B Shares	112,195	1,588,322
Cia Energetica do Ceara, A Shares	6,758	110,193
Cia Ferro Ligas da Bahia - Ferbasa	74,676	341,938
Cia Paranaense de Energia, B Shares	7,800	138,194
Companhia de Transmissao de Energia Eletrica Paulista	29,018	422,728
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	90,448	416,178
Eucatex SA Industria e Comercio	24,300	48,850
Forjas Taurus SA	58,514	14,377
Gol Linhas Aereas Inteligentes SA (I)	95,100	589,250
Itau Unibanco Holding SA	455,606	8,214,545
Lojas Americanas SA	303,071	2,144,581
Marcopolo SA	354,000	687,916
Oi SA	2,490,720	1,613,377
Parana Banco SA	21,100	108,398
Petroleo Brasileiro SA	112,856	1,177,211
Randon Participacoes SA	184,625	598,784
Saraiva SA Livreiros Editores	16,800	128,111
Suzano Papel e Celulose SA, A Shares	266,053	1,058,982
Telefonica Brasil SA	27,400	585,700
Unipar Carbocloro SA	854,010	198,385
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	560,800	2,024,241

58

Emerging Markets Fund

Vale SA		400,039	4,641,060

Chile 0.1%			490,535

Coca-Cola Embonor SA, B Shares		720	1,221
Embotelladora Andina SA, B Shares		86,063	286,016
Sociedad Quimica y Minera de Chile SA, B Shares		7,394	203,298

Colombia 0.0%			311,260

Bancolombia SA		19,666	311,260

Warrants 0.0%			$90,328

(Cost $0)

Golden Meditech Holdings, Ltd. (I)(N)		211,990	5,197
Grand Canal Land PCL (I)(N)		6,873	553
Indorama Ventures PCL (Expiration Date: 8-24-17; Strike Price: THB 36.00) (I)		113,710	17,152
Indorama Ventures PCL (Expiration Date: 8-24-18; Strike Price: THB 43.00) (I)		87,469	12,776
Land and Houses PCL (Expiration Date: 6-27-14; Strike Price: THB 3.50) (I)		246,900	54,497
Loxley PCL (Expiration Date: 4-21-16; Strike Price THB 7.00) (I)		12,352	153

Rights 0.0%			$47,486

(Cost $54,528)

Banco Pan SA (Expiration Date: 9-22-14; Strike Price: BRL 30.08) (I)		18,699	84
Bumi Resources Tbk PT (Expiration Date: 09/01/2014; Strike Price: IDR 250.00) (I)		47,464,766	4,058
China Culiangwang Beverages Holdings, Ltd. (I)(N)		190,500	3,564
Eugene Investment & Securities Company, Ltd. (Expiration Date: 9-19-14; Strike
Price: KRW 1905.00) (I)		37,469	9,497
JB Financial Group Company, Ltd. (Expiration Date: 9-3-14; Strike Price: KRW
6290.00) (I)		21,560	24,028
Kepler Weber SA (Expiration Date: 6-15-21; Strike Price: BRL 613.00) (I)		7	175
Meritz Financial Group, Inc. (Expiration Date: 9-19-14; Strike Price: KRW 5910.00) (I)		865	1,377
PZ Cormay SA (Strike Price: PLN 3.40) (I)(N)		23,416	4,703

	Yield (%)	Shares	Value

Securities Lending Collateral 7.9%			$207,443,008

(Cost $207,391,230)

John Hancock Collateral Investment Trust (W)	0.1088(Y)	20,729,583	207,443,008

Short-Term Investments 0.1%			$3,334,868

(Cost $3,334,868)

Money Market Funds 0.1%			3,334,868

State Street Institutional Liquid Reserves Fund	0.0747(Y)	3,334,868	3,334,868

Total investments (Cost $2,391,203,474)† 107.2%			$2,805,984,459

Other assets and liabilities, net (7.2%)			($188,646,171)

Total net assets 100.0%			$2,617,338,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

BRL	Brazilian Real
HKD	Hong Kong Dollar
KRW	Korean Won
THB	Thai Baht
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

59

Emerging Markets Fund

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,413,347,075. Net unrealized appreciation aggregated $392,637,384 of which $651,012,606 related to appreciated investment securities and $258,375,222 related to depreciated investment securities.

60

International Small Company Fund
Fund’s investments
As of 8-31-14

	Shares	Value

Common Stocks 99.5%		$589,486,339

(Cost $493,366,563)

Australia 6.1%		36,187,775

Adelaide Brighton, Ltd.	113,304	375,950
Aditya Birla Minerals, Ltd. (I)	40,783	9,904
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	28,562	89,679
AJ Lucas Group, Ltd. (I)	14,936	9,914
Alkane Resources, Ltd. (I)	43,417	8,927
Alliance Resources, Ltd. (I)	40,937	7,066
Altium, Ltd.	9,381	25,409
Amalgamated Holdings, Ltd.	26,025	239,952
Amcom Telecommunications, Ltd.	101,922	187,247
Ansell, Ltd.	1,212	22,547
Antares Energy, Ltd. (I)	57,837	32,416
AP Eagers, Ltd.	29,021	158,280
APN News & Media, Ltd. (I)	243,192	168,254
Aquarius Platinum, Ltd. (I)	621,954	267,083
ARB Corp., Ltd. (L)	17,473	217,393
Aristocrat Leisure, Ltd.	76,343	394,746
Arrium, Ltd.	462,047	339,946
ASG Group, Ltd. (I)	37,261	22,465
Atlas Iron, Ltd.	124,328	66,236
Ausdrill, Ltd.	74,956	91,513
Ausenco, Ltd.	38,459	20,480
Austal, Ltd. (I)	88,141	105,128
Austbrokers Holdings, Ltd.	20,170	211,028
Austin Engineering, Ltd. (L)	26,110	29,864
Australian Agricultural Company, Ltd. (I)	124,050	144,279
Australian Pharmaceutical Industries, Ltd.	118,330	64,629
Automotive Holdings Group, Ltd.	70,356	265,747
Aveo Group	25,154	54,112
AVJennings, Ltd.	46,118	28,036
AWE, Ltd. (I)	173,667	282,768
BC Iron, Ltd.	44,650	116,539
Beach Energy, Ltd.	421,976	641,130
Beadell Resources, Ltd. (I)	123,034	58,996
Bega Cheese, Ltd.	29,414	139,112
Bentham IMF, Ltd.	26,353	48,998
Berkeley Resources, Ltd. (I)	4,742	1,421
Billabong International, Ltd. (I)	197,139	104,101
Blackmores, Ltd.	2,489	70,451
Boom Logistics, Ltd. (I)	42,444	6,349
Bradken, Ltd.	62,294	273,708
Breville Group, Ltd.	28,593	194,366
Brickworks, Ltd.	16,854	221,997
BT Investment Management, Ltd.	27,910	171,391
Buru Energy, Ltd. (I)	5,343	4,621
Cabcharge Australia, Ltd.	50,691	255,812
Cape Lambert Iron Ore, Ltd. (I)	117,043	15,314
Cardno, Ltd. (L)	48,985	301,381
Carnarvon Petroleum, Ltd. (I)	75,535	18,691
Carsales.com, Ltd.	29,680	308,871
Cash Converters International, Ltd.	104,510	113,824
Cedar Woods Properties, Ltd.	25,710	179,431
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	1,418

1

International Small Company Fund
Fund’s investments
As of 8-31-14

Chandler Macleod, Ltd.	6,197	2,257
Coal of Africa, Ltd. (I)	45,649	2,648
Cockatoo Coal, Ltd. (I)	202,916	4,527
Codan, Ltd.	15,311	9,948
Coffey International, Ltd. (I)	31,524	10,456
Collins Foods, Ltd.	21,391	47,388
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	10,511	73,674
Credit Corp. Group, Ltd.	4,455	41,580
Crowe Horwath Australasia, Ltd.	95,840	32,218
CSG, Ltd.	67,390	73,337
CSR, Ltd.	155,444	508,551
Cudeco, Ltd. (I)(L)	21,846	34,732
Cue Energy Resources, Ltd. (I)	32,865	3,537
Data#3, Ltd.	16,909	12,947
Decmil Group, Ltd.	56,553	106,765
Discovery Metals, Ltd. (I)(L)	78,992	2,656
Domino's Pizza Enterprises, Ltd.	17,370	416,214
Downer EDI, Ltd.	158,538	721,931
Drillsearch Energy, Ltd. (I)(L)	159,949	217,622
DuluxGroup, Ltd.	122,972	659,858
DWS, Ltd.	13,969	16,376
Echo Entertainment Group, Ltd.	293,206	866,576
Elders, Ltd. (I)(L)	40,650	7,221
Elemental Minerals, Ltd. (I)	11,100	2,383
Emeco Holdings, Ltd.	145,230	28,539
Energy Resources of Australia, Ltd. (I)	93,000	116,560
Energy World Corp., Ltd. (I)	274,968	95,095
Envestra, Ltd.	343,384	424,847
ERM Power, Ltd.	29,578	53,034
Ethane Pipeline Income Fund	15,720	17,338
Euroz, Ltd.	8,183	9,400
Evolution Mining, Ltd.	72,052	51,148
Fairfax Media, Ltd.	656,737	531,499
FAR, Ltd. (I)	83,631	4,060
Finbar Group, Ltd.	59,459	85,228
Fleetwood Corp., Ltd.	11,371	22,095
FlexiGroup, Ltd.	70,555	258,751
Flinders Mines, Ltd. (I)	121,835	2,617
Focus Minerals, Ltd. (I)	509,833	5,027
G8 Education, Ltd.	34,274	172,457
Galaxy Resources, Ltd. (I)	16,452	843
Gindalbie Metals, Ltd. (I)(L)	66,233	3,031
Global Construction Services, Ltd. (I)	1,732	760
Goodman Fielder, Ltd.	601,503	359,751
GrainCorp, Ltd.	39,048	330,674
Grange Resources, Ltd.	51,070	7,932
Greenland Minerals & Energy, Ltd. (I)	39,312	5,880
Gryphon Minerals, Ltd. (I)	26,258	3,959
GUD Holdings, Ltd.	31,285	229,492
Gunns, Ltd. (I)	100,882	0
GWA Group, Ltd.	78,672	224,443
Hansen Technologies, Ltd.	8,429	11,816
HFA Holdings, Ltd.	1,276	1,871
Hills, Ltd.	66,646	100,815
Horizon Oil, Ltd. (I)	443,056	140,829
Icon Energy, Ltd. (I)	23,206	3,683
iiNET, Ltd.	43,765	315,916
Imdex, Ltd.	37,597	26,356

2

International Small Company Fund
Fund’s investments
As of 8-31-14

Independence Group NL	86,185	377,404
Indophil Resources NL (I)	104,144	19,493
Infigen Energy (I)	229,890	49,447
Infomedia, Ltd.	45,314	46,146
International Ferro Metals, Ltd. (I)	9,556	978
Intrepid Mines, Ltd. (I)	48,378	12,684
Invocare, Ltd.	31,974	340,477
IOOF Holdings, Ltd.	66,987	590,447
Iress, Ltd. (L)	48,365	464,340
Iron Ore Holdings, Ltd. (I)	4,139	4,620
JB Hi-Fi, Ltd. (L)	32,465	511,374
Karoon Gas Australia, Ltd. (I)	22,778	80,784
Kingsgate Consolidated, Ltd. (I)	30,752	26,326
Kingsrose Mining, Ltd. (I)	24,331	11,628
Linc Energy, Ltd. (I)(L)	105,799	102,236
Liquefied Natural Gas, Ltd. (I)	16,074	57,138
Lonestar Resources, Ltd. (I)	34,714	15,743
Lycopodium, Ltd.	1,265	2,576
M2 Group, Ltd. (L)	45,039	310,271
MACA, Ltd.	40,098	83,138
Macmahon Holdings, Ltd. (I)	196,782	22,083
Macquarie Atlas Roads Group	49,228	150,918
Magellan Financial Group, Ltd.	23,820	298,674
Matrix Composites & Engineering, Ltd. (I)	1,943	1,986
Maverick Drilling & Exploration, Ltd. (I)	79,979	18,302
MaxiTRANS Industries, Ltd.	51,752	48,830
Mayne Pharma Group, Ltd. (I)	182,209	134,490
McMillan Shakespeare, Ltd.	13,887	151,397
McPherson's, Ltd.	20,700	26,309
Medusa Mining, Ltd. (I)	28,581	32,598
Melbourne IT, Ltd.	34,562	43,590
Mermaid Marine Australia, Ltd.	118,508	255,759
Mesoblast, Ltd. (I)	15,434	72,615
Metals X, Ltd. (I)	128,000	26,894
Metcash, Ltd.	242,202	635,869
Mincor Resources NL	36,432	22,120
Mineral Deposits, Ltd. (I)	34,649	49,853
Mineral Resources, Ltd.	47,231	470,020
Molopo Energy, Ltd. (I)	28,437	3,989
Monadelphous Group, Ltd. (L)	29,248	428,217
Mortgage Choice, Ltd.	27,364	74,879
Mount Gibson Iron, Ltd.	215,287	139,070
Myer Holdings, Ltd. (L)	206,736	467,631
Mystate, Ltd.	28,572	131,622
Navitas, Ltd.	55,536	278,945
Neon Energy, Ltd. (I)(L)	217,572	5,055
New Hope Corp., Ltd	24,666	70,463
Newsat, Ltd. (I)(L)	230,084	60,175
Nexus Energy, Ltd. (I)	299,265	3,633
NIB Holdings, Ltd.	134,940	427,562
Nick Scali, Ltd.	8,819	24,338
Noble Mineral Resources, Ltd. (I)	41,564	349
Northern Star Resources, Ltd.	195,803	322,285
NRW Holdings, Ltd.	104,637	102,277
Nufarm, Ltd.	54,937	221,277
Oakton, Ltd.	9,591	16,703
OceanaGold Corp. (I)	75,764	207,649
Orocobre, Ltd. (I)	3,886	10,765
OrotonGroup, Ltd.	8,865	37,095

3

International Small Company Fund
Fund’s investments
As of 8-31-14

OZ Minerals, Ltd.	99,498	399,296
Pacific Brands, Ltd.	302,056	149,398
Paladin Resources, Ltd. (I)(L)	249,396	99,179
Pan Pacific Petroleum NL (I)	67,247	4,023
PanAust, Ltd.	137,928	295,785
Panoramic Resources, Ltd.	33,708	25,005
Patties Foods, Ltd.	13,226	16,308
Peet, Ltd. (I)	117,084	144,296
Perpetual, Ltd.	13,645	631,848
Perseus Mining, Ltd. (I)	71,987	30,018
Phosphagenics, Ltd. (I)	73,179	6,847
Platinum Australia, Ltd. (I)	36,499	2,284
PMP, Ltd. (I)	35,022	15,394
Premier Investments, Ltd.	27,353	246,690
Prima Biomed, Ltd. (I)	37,664	1,371
Primary Health Care, Ltd.	153,305	647,917
Prime Media Group, Ltd.	74,064	69,182
Programmed Maintenance Services, Ltd.	39,697	105,736
Qantas Airways, Ltd. (I)	44,689	61,435
Qube Holdings, Ltd.	67,265	152,262
RCG Corp., Ltd.	17,648	10,553
RCR Tomlinson, Ltd.	41,458	124,856
Reckon, Ltd.	35,555	69,711
Red Fork Energy, Ltd. (I)	87,713	7,715
Redflex Holdings, Ltd.	5,472	4,846
Regis Resources, Ltd.	115,412	190,838
Resolute Mining, Ltd. (I)	109,518	58,836
Resource Generation, Ltd. (I)	9,069	1,237
Retail Food Group, Ltd.	41,861	185,434
Rex Minerals, Ltd. (I)	25,561	7,385
Ridley Corp., Ltd.	92,109	76,463
Roc Oil Company, Ltd. (I)	294,813	188,532
Ruralco Holdings, Ltd.	5,507	17,642
SAI Global, Ltd.	65,755	288,275
Salmat, Ltd.	15,825	25,281
Samson Oil & Gas, Ltd. (I)	96,490	1,905
Sandfire Resources NL (I)	33,447	198,478
Saracen Mineral Holdings, Ltd. (I)	131,134	47,605
Sedgman, Ltd.	15,038	7,998
Select Harvests, Ltd.	18,318	100,648
Senex Energy, Ltd. (I)	283,286	154,810
Servcorp, Ltd.	10,693	53,449
Service Stream, Ltd.	22,001	4,321
Seven Group Holdings, Ltd.	40,032	288,953
Seven West Media, Ltd.	239,573	415,759
Seymour Whyte, Ltd.	6,338	10,357
Sigma Pharmaceuticals, Ltd.	366,039	282,397
Silex Systems, Ltd. (I)	30,817	25,064
Silver Chef, Ltd.	815	4,820
Silver Lake Resources, Ltd. (I)	151,467	63,459
Sirtex Medical, Ltd.	14,422	293,925
Skilled Group, Ltd.	70,249	178,790
Slater & Gordon, Ltd.	53,824	315,936
SMS Management & Technology, Ltd. (L)	29,758	118,663
Southern Cross Electrical Engineering, Ltd.	1,200	656
Southern Cross Media Group, Ltd.	168,139	168,285
Spark Infrastructure Group	379,529	698,366
Specialty Fashion Group, Ltd.	51,331	43,633
St. Barbara, Ltd. (I)	94,501	9,342

4

International Small Company Fund
Fund’s investments
As of 8-31-14

Strike Energy, Ltd. (I)	39,151	3,854
STW Communications Group, Ltd.	119,812	145,644
Sundance Energy Australia, Ltd. (I)	132,422	168,364
Sundance Resources, Ltd. (I)	390,505	31,087
Sunland Group, Ltd.	38,548	62,820
Super Retail Group, Ltd.	43,477	384,056
Swick Mining Services, Ltd.	30,800	7,899
Tabcorp Holdings, Ltd.	56,929	190,915
Tap Oil, Ltd. (I)	77,522	46,744
Tassal Group, Ltd.	38,102	142,030
Technology One, Ltd.	71,665	216,277
Ten Network Holdings, Ltd. (I)	662,148	157,927
TFS Corp., Ltd.	34,365	63,812
The Reject Shop, Ltd.	10,731	96,855
Thorn Group, Ltd.	15,982	36,573
Tiger Resources, Ltd. (I)	291,282	81,613
Tox Free Solutions, Ltd.	51,646	134,625
Transfield Services, Ltd.	119,020	194,885
Transpacific Industries Group, Ltd.	410,130	344,823
Treasury Group, Ltd.	6,211	64,365
Treasury Wine Estates, Ltd.	97,464	466,525
Troy Resources, Ltd. (I)	34,428	25,931
UGL, Ltd.	59,365	360,817
UXC, Ltd.	90,235	72,488
Village Roadshow, Ltd.	26,040	181,095
Virgin Australia Holdings, Ltd. (I)	739,737	190,135
Vision Eye Institute, Ltd.	55,907	36,540
Vocus Communications, Ltd.	27,812	139,835
Watpac, Ltd.	13,238	11,507
WDS, Ltd.	18,432	17,229
Webjet, Ltd.	14,957	41,828
Western Areas, Ltd.	71,356	328,001
Western Desert Resources, Ltd. (I)	102,010	18,128
White Energy Company, Ltd. (I)(L)	29,677	5,264
Whitehaven Coal, Ltd. (I)(L)	208,282	384,866
Wide Bay Australia, Ltd.	4,752	25,385
Wotif.com Holdings, Ltd.	46,694	143,932

Austria 0.9%		5,258,112

A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	96,883
ams AG	15,100	539,700
Austria Technologie & Systemtechnik AG	1,610	18,580
CA Immobilien Anlagen AG (I)	1,728	35,737
CAT Oil AG	4,813	103,539
Conwert Immobilien Invest SE (I)	7,787	97,081
DO & CO AG	2,686	182,455
EVN AG	8,462	114,522
Flughafen Wien AG	3,749	336,151
Kapsch Trafficcom AG	1,796	52,261
Lenzing AG	3,487	212,011
Mayr-Melnhof Karton AG	3,092	360,653
Oesterreichische Post AG	11,569	541,589
Palfinger AG	5,059	161,278
POLYTEC Holding AG	5,464	49,628
RHI AG	9,842	294,997
Rosenbauer International AG	1,492	135,686
S IMMO AG (I)	24,153	185,847
Schoeller-Bleckmann Oilfield Equipment AG	3,744	393,616

5

International Small Company Fund
Fund’s investments
As of 8-31-14

Semperit AG Holding	3,087	174,800
Strabag SE	1,920	52,597
UNIQA Insurance Group AG	11,822	141,851
Wienerberger AG	48,890	731,845
Zumtobel AG	11,734	244,805

Bahamas 0.0%		114,534

United International Enterprises	570	114,534

Belgium 1.2%		7,281,740

Ablynx NV (I)	10,485	118,499
Ackermans & van Haaren NV	9,050	1,094,665
AGFA-Gevaert NV (I)	94,981	257,881
Arseus NV	8,934	486,669
Atenor Group	171	8,582
Banque Nationale de Belgique	65	297,309
Barco NV	4,894	346,919
Cie d'Entreprises CFE	3,589	381,639
Cie Immobiliere de Belgique SA	592	33,398
Cie Maritime Belge SA	5,192	124,304
D'ieteren SA	7,873	326,984
Deceuninck NV	14,114	38,602
Econocom Group	21,104	190,189
Elia System Operator SA	10,736	495,603
Euronav NV (I)	3,699	45,200
EVS Broadcast Equipment SA	5,232	226,067
Exmar NV	11,216	173,965
Galapagos NV (I)	6,955	115,156
Gimv NV	675	32,982
Ion Beam Applications (I)	6,698	101,859
Kinepolis	7,185	271,260
Lotus Bakeries SA	50	62,412
MDxHealth (I)	4,665	24,651
Melexis NV	6,229	285,617
Mobistar SA	1,846	36,454
NV Bekaert SA	15,640	581,396
Nyrstar NV (I)(L)	34,774	104,161
Picanol (I)	592	21,270
Recticel SA	6,564	62,134
Resilux	18	2,459
Rezidor Hotel Group AB (I)	27,420	153,093
RHJ International SA (I)	23,382	119,095
Roularta Media Group NV (I)	668	11,413
Sapec SA (I)	305	15,723
Sioen Industries NV	1,073	17,658
Sipef SA	1,363	98,093
Tessenderlo Chemie NV	7,036	210,756
ThromboGenics NV (I)(L)	6,765	73,886
Van de Velde NV	2,675	134,206
Viohalco SA (I)	18,237	99,531

Bermuda 0.4%		2,444,757

Archer, Ltd. (I)	76,017	130,788
Catlin Group, Ltd.	99,663	850,934
Frontline, Ltd. (I)	17,655	35,756
Golden Ocean Group, Ltd.	91,751	151,191
Hiscox, Ltd.	99,381	1,071,191
Hoegh LNG Holdings, Ltd. (I)	13,024	170,189
Northern Offshore, Ltd.	18,330	34,708

6

International Small Company Fund
Fund’s investments
As of 8-31-14

Cambodia 0.0%		151,163

NagaCorp, Ltd.	194,000	151,163

Canada 10.3%		60,696,729

5N Plus, Inc. (I)	22,489	73,633
Absolute Software Corp.	12,703	82,599
Acadian Timber Corp.	4,303	55,405
Advantage Oil & Gas, Ltd. (I)	74,864	462,693
Aecon Group, Inc.	25,228	384,232
AG Growth International, Inc.	5,100	220,407
AGF Management, Ltd., Class B	28,799	329,495
Ainsworth Lumber Company, Ltd. (I)(L)	44,103	109,923
Air Canada, Class A (I)	14,084	109,454
Akita Drilling, Ltd.	300	4,431
Alamos Gold, Inc.	43,258	397,848
Alaris Royalty Corp. (L)	7,200	218,854
Alexco Resource Corp. (I)	6,700	6,655
Algoma Central Corp.	1,600	24,251
Algonquin Power & Utilities Corp.	59,553	495,682
Alliance Grain Traders, Inc.	6,414	154,908
Alterra Power Corp. (I)	16,806	4,946
Altius Minerals Corp. (I)(L)	2,400	31,564
Altus Group, Ltd.	10,355	198,281
Alvopetro Energy, Ltd. (I)(L)	37,966	34,918
Amica Mature Lifestyles, Inc.	10,700	71,346
Andrew Peller, Ltd.	1,275	17,472
Arsenal Energy, Inc. (L)	3,793	31,501
Artek Exploration, Ltd. (I)(L)	14,934	42,441
Asanko Gold, Inc. (I)	3,731	8,579
Athabasca Oil Corp. (I)	27,340	199,147
ATS Automation Tooling Systems, Inc. (I)	31,991	392,201
AuRico Gold, Inc.	31,814	144,835
AutoCanada, Inc.	6,443	401,465
Avalon Rare Metals, Inc. (I)	8,025	3,395
Avigilon Corp. (I)	5,100	87,009
Axia NetMedia Corp.	18,035	43,126
B2Gold Corp. (I)(L)	214,153	551,484
Badger Daylighting, Ltd.	15,960	433,458
Ballard Power Systems, Inc. (I)(L)	9,800	37,405
Bankers Petroleum, Ltd. (I)	105,586	640,916
Bellatrix Exploration, Ltd. (I)	52,156	403,894
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	34,888	407,503
Bird Construction, Inc. (L)	16,379	226,863
Black Diamond Group, Ltd.	12,917	356,634
BlackPearl Resources, Inc. (I)	75,408	154,658
BMTC Group, Inc., Class A	3,096	42,711
Bonterra Energy Corp. (L)	8,178	495,208
Boralex, Inc.	9,400	117,576
Brookfield Residential Properties, Inc. (I)	2,187	44,177
Calfrac Well Services, Ltd.	24,804	467,884
Calian Technologies, Ltd.	4,058	73,897
Calvalley Petroleums, Inc.	6,543	8,726
Canaccord Genuity Group, Inc. (L)	39,837	441,860
Canacol Energy, Ltd. (I)	44,693	280,333
Canadian Energy Services & Technology Corp. (L)	56,652	563,759
Canadian Western Bank	18,303	684,616
Canam Group, Inc.	15,936	167,084

7

International Small Company Fund
Fund’s investments
As of 8-31-14

CanElson Drilling, Inc.	31,500	215,833
Canexus Corp. (L)	22,895	112,654
Canfor Corp. (I)	6,995	162,250
Canfor Pulp Products, Inc.	13,360	136,389
CanWel Building Materials Group, Ltd. (L)	11,650	66,109
Canyon Services Group, Inc.	24,600	372,405
Capital Power Corp.	29,020	749,988
Capstone Infrastructure Corp. (L)	29,492	122,872
Capstone Mining Corp. (I)	119,800	298,591
Cascades, Inc.	31,418	182,330
Cathedral Energy Services, Ltd.	11,360	48,269
CCL Industries, Inc.	6,378	664,842
Celestica, Inc. (I)	63,402	697,405
Centerra Gold, Inc. (L)	37,478	226,116
Cequence Energy, Ltd. (I)	64,292	137,773
Cervus Equipment Corp.	2,192	41,167
China Gold International Resources Corp., Ltd. (I)(L)	71,100	201,405
Chinook Energy, Inc. (I)	16,391	36,481
Cineplex, Inc. (L)	19,639	739,827
Clarke, Inc.	2,900	27,605
Claude Resources, Inc. (I)	21,200	5,362
Clearwater Seafoods, Inc.	3,900	29,950
Cogeco Cable, Inc.	4,452	256,728
Cogeco, Inc.	1,529	80,437
Colabor Group, Inc.	3,600	12,946
COM DEV International, Ltd.	35,729	135,056
Computer Modelling Group, Ltd.	10,500	122,933
Connacher Oil and Gas, Ltd. (I)	57,057	9,708
Contrans Group, Inc., Class A	8,562	120,087
Copper Mountain Mining Corp. (I)	41,468	111,746
Corby Spirit and Wine, Ltd.	3,522	67,117
Corridor Resources, Inc. (I)(L)	11,000	20,335
Corus Entertainment, Inc. (L)	29,790	669,885
Cott Corp.	40,331	302,044
Crew Energy, Inc. (I)	46,873	480,671
DeeThree Exploration, Ltd. (I)	31,309	322,506
Delphi Energy Corp. (I)	72,367	301,501
Denison Mines Corp. (I)	184,719	249,735
DH Corp. (L)	27,154	812,148
DHX Media, Ltd.	1,971	13,795
DirectCash Payments, Inc. (L)	4,420	67,034
Dominion Diamond Corp. (I)	30,519	413,407
Dorel Industries, Inc., Class B	10,074	340,494
DragonWave, Inc. (I)(L)	2,598	3,847
DragonWave, Inc. (I)	4,900	7,350
Duluth Metals, Ltd. (I)	17,000	4,691
Dundee Precious Metals, Inc. (I)	19,524	100,376
E-L Financial Corp., Ltd.	74	48,322
Eastern Platinum, Ltd. (I)	11,202	9,375
easyhome, Ltd.	700	15,979
EcoSynthetix, Inc. (I)	3,185	4,892
Enbridge Income Fund Holdings, Inc.	16,746	497,775
Endeavour Silver Corp. (I)	12,285	68,465
Enerflex, Ltd.	16,741	323,026
Energy Fuels, Inc. (I)	4,269	32,156
Enghouse Systems, Ltd.	6,802	218,580
Ensign Energy Services, Inc.	19,322	289,839
Entree Gold, Inc. (I)	7,500	2,104
Epsilon Energy, Ltd. (I)	12,800	58,155

8

International Small Company Fund
Fund’s investments
As of 8-31-14

Equitable Group, Inc.	1,700	101,909
Essential Energy Services, Ltd.	57,270	143,794
Evertz Technologies, Ltd.	7,228	116,268
Excellon Resources, Inc. (I)	4,320	5,562
Exchange Income Corp.	1,066	19,285
Exco Technologies, Ltd.	9,290	94,412
Exeter Resource Corp. (I)	7,379	5,090
EXFO, Inc. (U.S. Exchange) (I)	8,512	37,187
Extendicare, Inc. (L)	36,200	285,658
Fiera Capital Corp.	2,500	30,419
Firm Capital Mortgage Investment Corp. (L)	1,400	16,314
First Majestic Silver Corp. (I)	18,800	192,617
First National Financial Corp.	600	12,322
FirstService Corp.	8,408	461,871
Forsys Metals Corp. (I)	15,300	4,850
Fortress Paper, Ltd. (I)(L)	2,404	5,660
Fortuna Silver Mines, Inc. (I)	55,059	283,068
Fortune Minerals, Ltd. (I)	3,334	966
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	3,700	57,169
Gasfrac Energy Services, Inc. (I)(L)	18,100	17,479
Genesis Land Development Corp.	100	428
Glacier Media, Inc.	8,800	11,088
GLENTEL, Inc.	5,800	58,702
Gluskin Sheff + Associates, Inc.	9,294	282,846
GLV, Inc., Class A (I)	1,851	5,328
GMP Capital, Inc.	19,948	152,642
Golden Star Resources, Ltd. (I)(L)	38,298	19,020
Golden Star Resources, Ltd. (I)	13,800	6,652
Gran Tierra Energy, Inc. (I)	95,342	639,238
Great Canadian Gaming Corp. (I)	21,929	398,324
Great Panther Silver, Ltd. (I)	19,650	24,006
Guardian Capital Group, Ltd.	200	3,381
Guyana Goldfields, Inc. (I)	15,200	45,294
Hanfeng Evergreen, Inc. (I)	3,700	17
Heroux-Devtek, Inc. (I)	13,976	140,621
High Liner Foods, Inc.	2,800	54,980
HNZ Group, Inc.	700	13,198
Home Capital Group, Inc.	6,924	345,277
Horizon North Logistics, Inc.	39,033	219,343
HudBay Minerals, Inc.	62,211	629,376
Hudson's Bay Company	2,468	37,271
IMAX Corp. (I)(L)	5,565	154,057
IMAX Corp. (U.S. Exchange) (I)	15,379	426,306
Imperial Metals Corp. (I)	14,800	122,505
Imris, Inc. (I)	3,000	2,483
Innergex Renewable Energy, Inc.	34,877	342,900
Interfor Corp. (I)	23,555	360,485
International Tower Hill Mines, Ltd. (I)	4,097	2,788
Intertape Polymer Group, Inc.	18,311	248,739
Ivanhoe Energy, Inc. (I)	1,543	3,533
Just Energy Group, Inc. (L)	67,612	401,705
K-Bro Linen, Inc. (L)	1,839	67,299
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	30,598
Kelt Exploration, Ltd. (I)	5,196	65,279
Killam Properties, Inc. (L)	20,699	200,651
Kingsway Financial Services, Inc. (I)	2,175	13,983
Kirkland Lake Gold, Inc. (I)(L)	33,309	182,889

9

International Small Company Fund
Fund’s investments
As of 8-31-14

Knight Therapeutics, Inc. (I)	4,223	21,245
Lake Shore Gold Corp. (I)	93,233	104,612
Laurentian Bank of Canada	11,871	543,382
Le Chateau, Inc. (I)	2,400	2,384
Legacy Oil + Gas, Inc. (I)	58,052	418,051
Leisureworld Senior Care Corp. (L)	12,633	159,176
Leon's Furniture, Ltd.	7,809	108,377
Leucrotta Exploration, Inc. (I)	24,000	48,340
Lightstream Resources, Ltd.	75,972	438,797
Linamar Corp.	7,737	446,587
Liquor Stores N.A., Ltd. (L)	9,895	122,038
Long Run Exploration, Ltd. (L)	54,489	264,101
Lucara Diamond Corp.	122,592	273,980
MacDonald Dettwiler & Associates, Ltd.	3,248	247,999
Magellan Aerospace Corp.	2,800	29,100
Mainstreet Equity Corp. (I)	1,600	62,113
Major Drilling Group International, Inc.	20,111	150,930
Mandalay Resources Corp. (L)	38,300	40,156
Manitoba Telecom Services, Inc.	9,400	266,966
Maple Leaf Foods, Inc.	35,629	663,559
Martinrea International, Inc.	31,118	408,973
Maxim Power Corp. (I)	6,300	18,483
McCoy Global, Inc.	1,100	6,171
Mediagrif Interactive Technologies, Inc.	600	10,573
Medical Facilities Corp.	11,141	181,978
Mega Uranium, Ltd. (I)	26,600	5,871
Melcor Developments, Ltd.	4,900	113,160
Migao Corp. (I)	3,400	4,378
Minera Andes Acquisition Corp. (I)(L)	6,047	16,573
Mitel Networks Corp. (I)	17,722	177,660
Morneau Shepell, Inc.	15,055	236,078
MTY Food Group, Inc.	1,758	53,663
Mullen Group, Ltd. (L)	30,066	802,461
Nautilus Minerals, Inc. (I)	20,040	9,584
Nevada Copper Corp. (I)	6,158	12,743
Nevsun Resources, Ltd. (L)	99,555	412,028
New Flyer Industries, Inc.	15,187	191,356
New Millennium Iron Corp. (I)	2,000	570
Newalta Corp.	19,007	382,657
Niko Resources, Ltd. (I)(L)	29,700	43,158
Norbord, Inc.	9,523	202,056
North American Energy Partners, Inc.	3,335	22,943
North American Palladium, Ltd. (I)	80,700	22,236
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	4,415
Northland Power, Inc.	29,111	484,603
Novagold Resources, Inc. (I)	19,400	76,544
NuVista Energy, Ltd. (I)	43,102	461,821
Orvana Minerals Corp. (I)	9,998	3,770
Painted Pony Petroleum, Ltd. (I)	5,576	74,617
Pan American Silver Corp.	58,699	842,182
Parex Resources, Inc. (I)	42,755	551,690
Parkland Fuel Corp. (L)	24,902	473,397
Pason Systems, Inc.	22,154	706,002
Perpetual Energy, Inc. (I)	30,632	57,472
PHX Energy Services Corp.	7,731	110,565
Pilot Gold, Inc. (I)	4,070	4,866
Platinum Group Metals, Ltd. (I)	11,200	11,846
Points International, Ltd. (I)(L)	3,410	60,529
Polymet Mining Corp. (I)(L)	20,250	23,653

10

International Small Company Fund
Fund’s investments
As of 8-31-14

Premium Brands Holdings Corp.	7,221	162,311
Primero Mining Corp. (I)(L)	34,471	234,604
Pulse Seismic, Inc.	28,891	81,840
Pure Technologies, Ltd.	4,045	28,683
QLT, Inc. (I)	8,200	45,778
Questerre Energy Corp. (I)	26,400	28,651
RB Energy, Inc. (I)	50,909	16,856
Reitmans Canada, Ltd.	1,503	8,073
Reitmans Canada, Ltd., Class A (L)	22,570	123,717
Richelieu Hardware, Ltd.	4,946	225,625
Richmont Mines, Inc. (I)	3,200	8,859
Ritchie Brothers Auctioneers, Inc. (L)	28,526	677,493
RMP Energy, Inc. (I)	46,017	370,320
Rock Energy, Inc. (I)	13,173	93,167
Rocky Mountain Dealerships, Inc. (L)	6,328	64,485
Rogers Sugar, Inc. (L)	33,151	149,093
RONA, Inc.	50,950	669,618
Rubicon Minerals Corp. (I)	21,100	30,079
Russel Metals, Inc.	23,007	771,908
Sabina Gold & Silver Corp. (I)	8,968	6,598
San Gold Corp. (I)	20,836	2,300
Sandstorm Gold, Ltd. (I)	15,625	92,833
Sandvine Corp. (I)	72,744	220,112
Savanna Energy Services Corp. (L)	34,333	248,506
Scorpio Mining Corp. (I)	24,416	7,635
Sears Canada, Inc. (L)	10,168	137,095
Secure Energy Services, Inc.	15,815	389,957
SEMAFO, Inc.	47,507	211,472
ShawCor, Ltd.	12,001	650,436
Sherritt International Corp.	118,842	466,711
Shore Gold, Inc. (I)	400	110
Sierra Wireless, Inc. (I)(L)	2,900	81,229
Sierra Wireless, Inc. (I)	11,249	314,926
Silver Standard Resources, Inc. (I)(L)	23,810	223,581
Solium Capital, Inc. (I)	11,629	84,707
Southern Pacific Resource Corp. (I)	72,856	4,355
Sprott Resource Corp. (I)(L)	45,670	137,770
Sprott, Inc.	36,451	99,902
Spyglass Resources Corp. (L)	39,338	56,802
St Andrew Goldfields, Ltd. (I)	15,500	4,134
Stantec, Inc.	5,443	370,913
Stella-Jones, Inc.	12,507	343,244
Stornoway Diamond Corp. (I)	2,566	1,510
Strad Energy Services, Ltd.	8,902	41,264
Stuart Olson Inc	7,100	66,867
Student Transportation of America, Ltd. (L)	22,413	145,119
SunOpta, Inc. (I)	22,862	303,621
SunOpta, Inc. (U.S. Exchange) (I)	2,100	27,909
Superior Plus Corp. (L)	42,100	574,601
Surge Energy, Inc. (L)	67,976	542,658
TAG Oil, Ltd. (I)(L)	20,222	44,450
Taseko Mines, Ltd. (I)	58,536	128,136
Tembec, Inc. (I)	40,748	126,295
Teranga Gold Corp. (I)	17,598	13,919
Teranga Gold Corp., ADR (I)	3,505	2,794
The Descartes Systems Group, Inc. (I)	10,532	147,233
The North West Company, Inc.	16,137	365,691
Theratechnologies, Inc. (I)	6,398	3,236
Timmins Gold Corp. (I)	66,972	116,414

11

International Small Company Fund
Fund’s investments
As of 8-31-14

TORC Oil & Gas, Ltd.	22,180	297,828
Toromont Industries, Ltd.	19,236	481,033
Torstar Corp., Class B (L)	32,264	235,014
Total Energy Services, Inc.	10,539	216,634
Touchstone Exploration, Inc. (I)	10,234	8,000
Tourmaline Oil Corp. (I)	1,005	50,902
Transcontinental, Inc., Class A	26,887	373,643
TransForce, Inc.	27,386	704,989
TransGlobe Energy Corp.	30,627	207,598
Transition Therapeutics, Inc. (I)	3,200	23,839
Trican Well Service, Ltd.	54,044	780,862
Trinidad Drilling, Ltd.	45,242	416,095
Twin Butte Energy, Ltd.	111,685	195,164
UEX Corp. (I)	14,600	5,908
Uni-Select, Inc.	6,540	172,086
Valener, Inc.	13,804	204,400
Vecima Networks, Inc.	2,921	22,701
Veresen, Inc.	512	8,768
Vicwest, Inc.	5,763	59,946
Virginia Mines, Inc. (I)	1,963	23,127
Wajax Corp.	6,347	215,108
Wesdome Gold Mines, Ltd. (I)	11,600	8,855
Western Energy Services Corp.	22,926	225,612
Western Forest Products, Inc.	90,704	205,216
WesternOne, Inc.	8,400	65,976
Westport Innovations, Inc. (I)(L)	2,300	33,143
Westshore Terminals Investment Corp.	6,795	226,042
Whistler Blackcomb Holdings, Inc.	11,451	191,886
Whitecap Resources, Inc. (L)	49,430	836,941
Wi-Lan, Inc.	55,498	214,887
Winpak, Ltd.	9,100	246,059
WSP Global, Inc.	12,378	415,294
Xtreme Drilling and Coil Services Corp. (I)	6,548	29,870
Zargon Oil & Gas, Ltd.	10,661	78,440
Zenith Epigenetics Corp. (I)	5,300	2,096

Cayman Islands 0.0%		66,669

Endeavour Mining Corp. (I)(L)	79,658	66,669

China 0.1%		284,101

Aupu Group Holding Company, Ltd.	108,000	20,217
Bund Center Investment, Ltd.	222,000	36,349
Delong Holdings, Ltd. (I)	45,500	8,376
HanKore Environment Tech Group, Ltd. (I)	8,400	5,921
Joyou AG (I)	308	4,645
Sino Grandness Food Industry Group, Ltd. (I)	72,000	40,597
Xinyi Solar Holdings, Ltd.	566,000	167,996

Cyprus 0.1%		357,093

Bank of Cyprus PCL (I)	157,222	0
Deep Sea Supply PLC	19,635	28,885
ProSafe SE	49,091	300,615
Songa Offshore SE (I)	69,207	27,593

Denmark 1.7%		9,714,822

ALK-Abello A/S	1,799	241,141
Alm Brand A/S (I)	33,471	184,528
Ambu A/S	2,023	145,972
Auriga Industries A/S (I)	5,953	330,292
Bang & Olufsen A/S (I)	10,516	120,926

12

International Small Company Fund
Fund’s investments
As of 8-31-14

Bavarian Nordic A/S (I)	11,114	220,207
BoConcept Holding A/S (I)	75	1,465
Brodrene Hartmann A/S	800	25,431
D/S Norden A/S	6,864	217,694
Dfds A/S	1,610	137,331
East Asiatic Company, Ltd. A/S	2,528	25,113
FLSmidth & Company A/S (L)	14,671	785,363
Fluegger A/S	225	16,284
Genmab A/S (I)	12,656	507,112
GN Store Nord A/S	45,676	1,041,816
Gronlandsbanken AB	20	2,273
Harboes Bryggeri A/S	441	7,374
IC Companys A/S	3,014	94,899
Jeudan A/S	492	51,181
Jyske Bank A/S (I)	19,610	1,073,557
NKT Holding A/S	8,097	478,090
Nordjyske Bank A/S	1,190	26,955
Onxeo (I)	1,645	13,638
Parken Sport & Entertainment A/S (I)	864	11,289
PER Aarsleff A/S	827	154,719
Ringkjoebing Landbobank A/S	1,164	235,250
Rockwool International A/S, B Shares	2,189	344,810
Royal Unibrew A/S (I)	3,238	576,842
Schouw & Company A/S	4,906	235,482
SimCorp A/S	11,721	345,634
Solar A/S	2,890	178,592
Spar Nord Bank A/S	31,135	333,080
Sydbank A/S (I)	22,090	680,702
TK Development A/S (I)	20,749	31,806
Topdanmark A/S (I)	20,249	625,082
Vestas Wind Systems A/S (I)	4,045	171,442
Vestjysk Bank A/S (I)	3,265	8,962
Zealand Pharma A/S (I)	2,591	32,488

Faroe Islands 0.1%		239,088

Bakkafrost P/F	11,056	239,088

Finland 2.5%		14,693,600

Afarak Group OYJ (I)	20,289	8,406
Ahlstrom OYJ	2,379	24,020
Aktia Bank OYJ	7,313	92,650
Alma Media OYJ (I)	11,325	42,599
Amer Sports OYJ	42,751	855,027
Apetitt OYJ	930	20,291
Aspo OYJ	4,876	40,411
Atria PLC	2,503	23,497
BasWare OYJ	1,417	61,326
Biotie Therapies OYJ (I)	35,851	9,446
Cargotec Corp. OYJ	13,137	477,352
Caverion Corp.	39,502	318,640
Citycon OYJ	99,549	366,734
Cramo OYJ	3,712	66,654
Digia PLC (I)	2,622	12,569
Elektrobit OYJ	10,961	39,310
Elisa OYJ, Class A	54,577	1,487,803
F-Secure OYJ	38,302	130,810
Finnair OYJ (I)	35,466	118,065
Finnlines OYJ (I)	2,378	42,631
Fiskars OYJ Abp	11,949	289,029

13

International Small Company Fund
Fund’s investments
As of 8-31-14

HKScan OYJ	7,003	32,710
Huhtamaki OYJ	29,001	778,425
Ilkka-Yhtyma OYJ	2,083	6,021
Kemira OYJ	42,097	587,229
Kesko OYJ, A Shares	1,917	68,388
Kesko OYJ, B Shares	22,023	806,054
Konecranes OYJ	18,010	572,195
Lassila & Tikanoja OYJ	10,137	181,834
Lemminkainen OYJ (I)	993	16,058
Metsa Board OYJ, Series B	88,841	405,980
Metso OYJ	3,555	139,661
Neste Oil OYJ	52,692	1,030,494
Okmetic OYJ (I)	2,212	12,927
Olvi OYJ, Series A	5,156	170,938
Oriola-KD OYJ (I)	29,378	90,684
Orion OYJ, Class B (L)	24,449	961,065
Orion OYJ, Series A	6,771	262,248
Outokumpu OYJ (I)	28,887	223,920
Outotec OYJ (L)	57,733	520,811
PKC Group OYJ	7,087	184,874
Ponsse OYJ	1,465	23,839
Poyry OYJ (I)	12,889	59,614
Raisio OYJ	42,168	212,928
Ramirent OYJ	26,482	236,123
Rapala VMC OYJ	617	4,079
Sanoma OYJ	14,882	109,559
Stockmann OYJ ABP, Series A	1,949	24,687
Stockmann OYJ ABP, Series B	7,056	89,490
Talvivaara Mining Company PLC (I)	90,559	7,168
Technopolis OYJ	30,810	171,100
Teleste OYJ	1,377	8,516
Tieto OYJ	24,201	658,429
Tikkurila OYJ	13,250	314,024
Uponor OYJ (L)	24,921	383,336
Vacon PLC	7,998	296,167
Vaisala OYJ	3,370	99,283
YIT OYJ (L)	45,085	415,472

France 3.9%		23,239,021

ABC Arbitrage	1,775	10,943
Actia Group	1,612	10,540
Air France-KLM (I)(L)	53,194	557,166
Akka Technologies SA	1,483	54,311
ALBIOMA	6,532	165,460
Altamir	3,756	56,985
Alten SA	9,193	412,929
Altran Technologies SA	51,932	540,256
April	6,582	149,200
Archos SA (I)	432	1,550
Assystem SA	4,749	118,872
Aubay	677	10,457
Audika Groupe (I)	166	2,592
Axway Software SA	728	21,429
Beneteau SA (I)	17,083	290,840
Bigben Interactive	107	892
BioMerieux SA	4,170	437,318
Boiron SA	2,707	236,852
Bonduelle SCA	5,499	155,136
Bongrain SA	1,532	118,773

14

International Small Company Fund
Fund’s investments
As of 8-31-14

Burelle SA	123	103,469
Cegedim SA (I)	1,622	58,551
Cegid SA	1,783	68,630
Chargeurs SA (I)	6,364	47,867
Cie des Alpes (I)	1,909	39,950
Club Mediterranee SA (I)	4,985	140,830
Compagnie Plastic Omnium SA	18,208	480,741
Derichebourg SA	30,974	91,361
Devoteam SA	1,307	29,120
Eiffage SA	1,682	108,993
Electricite de Strasbourg SA	142	20,487
Eramet (I)	370	40,678
Esso SA Francaise	513	22,583
Etablissements Maurel et Prom SA	20,452	319,169
Euler Hermes SA	680	77,343
Euro Disney SCA (I)	3,416	16,347
Exel Industries SA	185	12,815
Faiveley Transport	1,900	130,117
Faurecia	18,091	609,408
Fimalac	2,383	182,498
Fleury Michon SA	344	24,181
GameLoft SA (I)	22,556	143,512
Gaumont SA	489	25,062
GEA	126	11,463
GL Events SA	3,290	74,723
Groupe Crit	887	53,382
Groupe Eurotunnel SA	17,307	222,769
Groupe Gorge (L)	478	11,818
Guerbet SA	1,644	74,844
Haulotte Group SA	4,229	69,620
Havas SA	92,745	758,680
Hi-Media SA (I)	12,010	43,564
Ingenico SA (L)	9,221	886,267
Interparfums SA	3,681	113,608
Ipsen SA	8,540	407,888
IPSOS	12,659	378,331
Jacquet Metal Service	4,671	97,299
Korian-Medica	13,418	469,275
Lagardere SCA	39,934	1,099,872
Laurent-Perrier	543	49,224
Lectra	8,076	84,484
LISI	1,564	240,569
Maisons France Confort	1,083	46,994
Manitou BF SA	2,368	40,600
Manutan International	908	53,989
Marseill Tunnel Prado-Carena	219	8,849
Mersen	3,157	87,126
Metabolic Explorer SA (I)	6,020	23,929
Metropole Television SA	18,150	343,261
MGI Coutier	2,860	50,565
Montupet	2,372	166,150
Naturex (L)	2,179	168,976
Neopost SA	11,337	757,190
Nexans SA (I)	9,495	400,314
Nexity SA	9,689	396,363
NextRadioTV	1,774	56,128
Norbert Dentressangle SA	1,271	181,281
NRJ Group (I)	2,509	23,944
Orpea	10,658	703,215

15

International Small Company Fund
Fund’s investments
As of 8-31-14

Parrot SA (I)	2,312	57,556
Pierre & Vacances SA (I)	1,815	73,771
Rallye SA	9,462	452,467
Recylex SA (I)	2,379	7,691
Remy Cointreau SA	575	45,718
Robertet SA	258	57,621
Rubis SCA	12,034	726,067
Saft Groupe SA (L)	11,499	420,649
Samse SA	285	34,408
Sartorius Stedim Biotech	847	138,188
Schneider Electric SE (I)	5,531	467,914
SEB SA	6,799	535,222
Seche Environnement SA	1,623	52,456
Sequana SA (I)	1,840	6,242
Societe d'Edition de Canal Plus	21,988	171,595
Societe Industrielle d'Aviations Latecoere SA (I)	1,647	22,746
Societe Internationale de Plantations d'Heveas SA	288	12,788
Societe Television Francaise 1	42,715	642,852
SOITEC (I)	66,774	178,825
Solocal Group (I)	128,634	101,534
Somfy SA	383	134,832
Sopra Group SA	4,084	388,071
Stef SA	1,579	105,491
Store Electronic (I)	124	2,362
Synergie SA	2,549	66,165
Technicolor SA (I)	69,157	531,275
Teleperformance	19,264	1,250,921
Tessi SA	410	49,766
Theolia SA (I)	10,701	14,417
Thermador Groupe	1,127	117,277
Touax SA	271	6,049
Trigano SA (I)	2,853	72,368
UBISOFT Entertainment (I)	36,509	606,765
Union Financiere de France Banque SA	577	16,528
Valneva SE (I)(L)	7,219	46,189
Vetoquinol SA	670	31,899
Vicat SA	5,347	388,801
Viel & Compagnie SA	6,515	16,796
Vilmorin & Compagnie SA	1,633	185,381
Virbac SA	822	163,996
VM Materiaux SA	539	20,894
Vranken-Pommery Monopole Group SA	407	13,701

Gabon 0.0%		107,725

Total Gabon SA	211	107,725

Germany 5.0%		29,642,601

Aareal Bank AG	21,708	975,834
Adler Modemaerkte AG	876	13,929
ADVA Optical Networking SE (I)	14,956	60,665
Air Berlin PLC (I)	5,366	10,058
Aixtron SE NA (I)	17,077	223,921
Aixtron SE, ADR (I)(L)	3,360	43,949
Allgeier SE	1,897	39,197
Amadeus Fire AG	1,497	109,392
Aurubis AG	8,568	421,437
Balda AG	3,880	16,233
Bauer AG (I)	3,572	69,204
BayWa AG	5,268	248,392

16

International Small Company Fund
Fund’s investments
As of 8-31-14

Bechtle AG	6,895	547,602
Bertrandt AG	1,134	144,251
Bijou Brigitte AG	1,741	132,716
Biotest AG	323	35,676
Borussia Dortmund GmbH & Company KGaA (L)	27,856	175,002
CANCOM SE (L)	5,946	261,461
Carl Zeiss Meditec AG	10,155	310,197
Celesio AG	34,202	1,162,993
CENIT AG	2,997	45,296
CENTROTEC Sustainable AG	4,066	86,939
Cewe Color Holding AG	2,266	151,770
comdirect bank AG	14,328	149,108
CompuGroup Medical AG	9,736	244,308
Constantin Medien AG (I)	7,438	13,220
CropEnergies AG	7,965	47,183
CTS Eventim AG	14,376	400,853
DAB Bank AG	3,886	24,395
Data Modul AG	635	15,381
DEAG Deutsche Entertainment AG	38	291
Delticom AG	2,284	59,503
Deutsche Beteiligungs AG	222	6,360
Deutsche Wohnen AG	79,007	1,785,478
Deutz AG	37,738	222,797
Dialog Semiconductor PLC (I)	23,925	707,417
DMG MORI SEIKI AG	28,236	813,833
Dr Hoenle AG	593	12,889
Draegerwerk AG & Company KGaA	986	82,074
Drillisch AG	19,160	736,687
Duerr AG	6,854	529,174
Eckert & Ziegler AG	2,133	64,399
Elmos Semiconductor AG	4,483	88,728
ElringKlinger AG	11,052	374,736
Euromicron AG (L)	1,373	23,194
Evotec AG (I)(L)	36,504	176,820
First Sensor AG (I)	680	9,928
Francotyp-Postalia Holding AG	2,607	14,244
Freenet AG	39,259	1,051,930
Gerresheimer AG	10,669	771,128
Gerry Weber International AG	4,887	220,708
Gesco AG	1,167	111,827
GFK AG	5,703	236,391
GFT Technologies AG	5,001	65,151
Grammer AG	5,254	231,320
Grenkeleasing AG	1,123	112,413
H&R AG (I)	1,666	15,319
Hamburger Hafen und Logistik AG	9,989	241,713
Hawesko Holding AG	1,017	53,573
Heidelberger Druckmaschinen AG (I)	115,600	360,955
Homag Group AG	1,517	54,395
Indus Holding AG	10,323	540,965
Init Innovation In Traffic Systems AG	1,078	31,320
Intershop Communications AG (I)	2,654	4,429
Isra Vision AG	1,225	77,279
Jenoptik AG	21,084	279,203
Kloeckner & Company SE (I)	44,926	615,276
Koenig & Bauer AG (I)	4,281	63,304
Kontron AG (I)	18,337	109,650
Krones AG	4,922	451,115
KSB AG	73	44,703

17

International Small Company Fund
Fund’s investments
As of 8-31-14

KUKA AG	9,672	583,395
KWS Saat AG	861	306,044
Leoni AG	12,569	777,149
LPKF Laser & Electronics AG (L)	8,835	150,909
Manz AG (I)	872	83,386
MasterFlex AG (I)	414	3,795
Mediclin AG (I)	8,179	38,524
Medigene AG (I)	843	4,934
MLP AG	14,178	84,292
Mobotix AG	402	3,873
MorphoSys AG (I)	614	56,719
MTU Aero Engines Holding AG	3,653	319,463
Muehlbauer Holding AG & Company KGaA	397	9,406
MVV Energie AG	2,452	77,041
Nemetschek AG	1,967	202,452
Nordex SE (I)	26,497	482,514
Norma Group SE	12,656	609,700
OHB AG	2,619	73,033
Patrizia Immobilien AG (I)	14,148	182,224
Pfeiffer Vacuum Technology AG	3,724	336,354
PNE Wind AG	16,577	62,201
PSI AG (I)	2,339	35,973
Puma SE	166	41,339
PVA TePla AG	1,400	4,275
QSC AG	42,179	133,797
R Stahl AG	823	44,351
Rational AG	623	194,954
Rheinmetall AG	15,900	862,474
Rhoen-Klinikum AG	39,678	1,242,952
RIB Software AG	7,057	112,452
SAF-Holland SA	16,905	234,497
Salzgitter AG	5,274	197,237
Schaltbau Holding AG	956	58,258
SGL Carbon SE (I)(L)	2,341	68,600
SHW AG	490	22,866
Singulus Technologies AG (I)(L)	13,872	30,573
Sixt SE	6,249	231,337
SKW Stahl-Metallurgie Holding AG (I)	2,060	10,301
SMA Solar Technology AG (I)(L)	4,351	139,770
SMT Scharf AG (L)	1,261	28,478
Softing AG	1,319	24,338
Software AG	8,708	225,225
Solarworld AG (I)	90	1,617
Stada Arzneimittel AG	21,836	873,054
Stroeer Media AG	7,167	160,766
Suss Microtec AG (I)	4,892	37,381
TAG Immobilien AG (L)	28,673	331,571
Takkt AG	9,177	167,139
Technotrans AG	2,268	25,062
Telegate AG	848	4,963
Tom Tailor Holding AG (I)	5,865	112,964
Tomorrow Focus AG	802	3,376
TUI AG	55,781	814,701
Vossloh AG	2,354	153,203
VTG AG	4,122	78,068
Wacker Neuson SE	9,310	200,113
Washtec AG	1,640	27,388
Wincor Nixdorf AG	10,001	532,825
XING AG	764	93,774

18

International Small Company Fund
Fund’s investments
As of 8-31-14

Gibraltar 0.1%		490,315

888 Holdings PLC	55,416	116,801
Bwin.Party Digital Entertainment PLC	248,582	373,514

Greece 0.0%		98

Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	98
TT Hellenic Postbank SA (I)	20,725	0

Guernsey, Channel Islands 0.0%		64,881

Puma Brandenburg, Ltd. (I)	8,000	3,320
Puma Brandenburg, Ltd., A Shares (I)	8,000	7,969
Raven Russia, Ltd. (I)	40,951	50,309
Tethys Petroleum, Ltd. (I)	10,200	3,283

Hong Kong 3.0%		17,731,618

Alco Holdings, Ltd.	54,000	10,733
Allied Group, Ltd.	18,000	80,009
Allied Properties HK, Ltd.	726,000	143,279
Apac Resources, Ltd. (I)	98,541	2,641
APT Satellite Holdings, Ltd.	85,500	125,760
Asia Financial Holdings, Ltd.	66,000	29,121
Asia Satellite Telecom Holdings Company, Ltd.	35,220	124,507
Asia Standard International Group, Ltd.	354,000	95,932
Associated International Hotels, Ltd.	26,000	77,157
Bonjour Holdings, Ltd.	495,000	78,474
Brightoil Petroleum Holdings Ltd (I)	934,000	349,628
Brockman Mining, Ltd. (I)(L)	855,430	40,300
Burwill Holdings Ltd. (I)	464,000	17,359
Cafe de Coral Holdings, Ltd.	118,000	425,505
Century City International Holdings, Ltd.	164,000	13,120
Champion Technology Holdings, Ltd.	494,000	12,173
Chen Hsong Holdings	40,000	12,125
Chevalier International Holdings, Ltd.	40,000	69,675
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	20,946
China Dynamics Holdings, Ltd. (I)	150,000	17,458
China Electronics Corp. Holdings Company, Ltd.	152,000	35,095
China Energy Development Holdings, Ltd. (I)	658,000	22,493
China Metal International Holdings, Inc.	58,000	21,698
China Solar Energy Holdings Ltd. (I)	127,000	2,950
China Star Entertainment, Ltd.	1,900,000	29,662
China Strategic Holdings, Ltd. (I)	610,000	15,096
China Ting Group Holdings, Ltd.	124,000	6,652
China Tycoon Beverage Holdings, Ltd. (I)	104,000	2,877
Chong Hing Bank, Ltd.	10,604	24,757
Chow Sang Sang Holdings International, Ltd.	116,000	290,901
Chu Kong Shipping Enterprise Group Company, Ltd.	104,000	24,817
Chuang's Consortium International, Ltd.	164,021	21,369
Citic Telecom International Holdings, Ltd.	368,000	147,210
CK Life Sciences International Holdings, Inc.	1,270,000	132,744
Convenience Retail Asia, Ltd.	68,000	44,925
CP Lotus Corp. (I)	280,000	7,008
Cross-Harbour Holdings, Ltd.	22,000	18,882
CSI Properties, Ltd	2,266,333	102,361
CST Mining Group, Ltd. (I)	2,383,040	14,138
Culturecom Holdings, Ltd. (I)(L)	100,000	14,188
Dah Sing Banking Group, Ltd.	123,648	222,157
Dah Sing Financial Holdings, Ltd.	55,144	323,685
Dan Form Holdings Company, Ltd. (I)	66,000	7,233
Dickson Concepts International, Ltd.	94,000	53,255

19

International Small Company Fund
Fund’s investments
As of 8-31-14

DMX Technologies Group, Ltd.	34,000	5,002
Dorsett Hospitality International, Ltd.	299,000	60,562
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	215,000	69,623
Emperor International Holdings, Ltd.	320,250	77,688
Emperor Watch & Jewellery, Ltd.	1,310,000	78,558
ENM Holdings, Ltd. (I)	60,000	3,947
EPI Holdings, Ltd. (I)	1,630,000	37,229
Esprit Holdings, Ltd.	630,150	1,020,848
eSun Holdings, Ltd. (I)	113,000	12,681
Fairwood Holdings, Ltd.	29,500	65,161
Far East Consortium International, Ltd.	489,116	196,296
Fortune Oil PLC	276,527	43,660
Fountain SET Holdings, Ltd.	170,000	20,623
Future Bright Holdings, Ltd.	126,000	66,304
G-Resources Group, Ltd. (I)	8,689,800	235,055
GCL New Energy Holdings, Ltd. (I)	26,000	5,931
Get Nice Holdings, Ltd.	1,244,000	63,390
Giordano International, Ltd.	451,708	268,686
Glorious Sun Enterprises, Ltd.	88,000	19,421
Goldin Properties Holdings, Ltd. (I)	89,000	47,300
Guangnan Holdings, Ltd.	108,000	15,183
Guotai Junan International Holdings, Ltd.	151,000	108,271
Haitong International Securities Group, Ltd. (L)	194,520	110,641
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	211,200	18,239
Harbour Centre Development, Ltd.	37,500	67,233
HKR International, Ltd.	393,600	177,680
Hong Kong Aircraft Engineering Company, Ltd.	12,400	142,070
Hong Kong Television Network, Ltd. (I)	31,000	11,361
Hong Kong Television Network, Ltd., ADR (I)	1,717	12,517
Hongkong Chinese, Ltd.	216,000	51,556
Hop Hing Group Holdings, Ltd.	412,000	10,825
Hopewell Holdings, Ltd.	221,000	794,256
Hsin Chong Construction Group, Ltd.	416,000	55,804
Hung Hing Printing Group, Ltd.	76,216	11,202
Hutchison Telecommunications Hong Kong Holdings, Ltd.	434,000	188,136
Imagi International Holdings, Ltd. (I)	2,263,500	56,025
Integrated Waste Solutions Group Holdings, Ltd. (I)	216,000	9,884
IRC, Ltd. (I)	400,000	33,000
IT, Ltd.	234,808	79,359
Johnson Electric Holdings, Ltd.	132,500	516,901
K Wah International Holdings, Ltd.	486,908	318,474
Keck Seng Investments, Ltd.	1,000	878
King Stone Energy Group, Ltd. (I)	120,000	3,964
Kingston Financial Group, Ltd.	1,860,000	196,766
Kowloon Development Company, Ltd.	135,000	163,902
Lai Sun Development (I)	3,946,333	102,759
Lee's Pharmaceutical Holdings, Ltd.	70,000	95,115
Lifestyle International Holdings, Ltd.	161,000	299,121
Lippo China Resources, Ltd.	1,494,000	69,443
Lippo, Ltd.	31,250	18,764
Liu Chong Hing Investment, Ltd.	60,000	78,907
Luen Thai Holdings, Ltd.	103,000	28,136
Luk Fook Holdings International, Ltd.	104,000	326,053
Lung Kee Holdings, Ltd.	48,000	15,726
Magnificent Estates	438,000	21,475
Man Wah Holdings, Ltd.	106,400	170,452
Man Yue Technology Holdings, Ltd.	46,000	10,862

20

International Small Company Fund
Fund’s investments
As of 8-31-14

Mei Ah Entertainment Group, Ltd. (I)	500,000	44,511
Midland Holdings, Ltd. (I)(L)	322,000	159,496
Ming Fai International Holdings, Ltd.	41,000	4,337
Ming Fung Jewellery Group, Ltd. (I)	1,305,000	14,794
Miramar Hotel & Investment Company, Ltd.	8,000	10,231
Mongolia Energy Company, Ltd. (I)	130,000	3,762
National Electronic Holdings, Ltd.	40,000	5,262
Natural Beauty Bio-Technology, Ltd.	230,000	16,044
Neo-Neon Holdings, Ltd. (I)	228,000	39,187
Neptune Group, Ltd. (I)	540,000	14,347
New Times Energy Corp., Ltd. (I)	24,400	1,069
NewOcean Energy Holdings, Ltd. (L)	342,000	193,631
Next Media, Ltd.	144,000	17,272
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	18,258
Oriental Watch Holdings, Ltd.	190,000	44,853
Pacific Andes International Holdings, Ltd.	342,870	15,038
Pacific Basin Shipping, Ltd.	632,000	387,954
Pacific Textile Holdings, Ltd.	153,000	183,323
Paliburg Holdings, Ltd.	71,380	24,673
Paradise Entertainment, Ltd.	128,000	66,695
PCCW, Ltd.	463,893	297,314
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	9,505
Perfect Shape PRC Holdings, Ltd.	48,000	10,526
Pico Far East Holdings, Ltd.	204,000	47,372
Playmates Holdings, Ltd.	52,000	61,474
Playmates Toys, Ltd.	188,000	68,346
PNG Resources Holdings, Ltd. (I)	79,200	3,781
Polytec Asset Holdings, Ltd.	500,000	76,137
Public Financial Holdings, Ltd.	48,000	23,281
PYI Corp., Ltd.	1,100,801	25,846
Regal Hotels International Holdings, Ltd.	195,200	117,627
Richfield Group Holdings, Ltd. (I)	176,000	6,472
Rising Development Holdings, Ltd. (I)	78,000	56,948
SA SA International Holdings, Ltd. (L)	324,000	253,289
SAS Dragon Holdings, Ltd.	76,000	23,729
SEA Holdings, Ltd.	52,000	31,674
Shenyin Wanguo HK, Ltd.	75,000	42,849
Shougang Concord Technology Holdings (I)	556,000	22,229
Shun Tak Holdings, Ltd.	549,250	284,770
Silver Base Group Holdings, Ltd. (I)(L)	258,000	32,982
Simsen International Corp., Ltd.	136,000	79,441
Sing Tao News Corp., Ltd.	58,000	8,306
Singamas Container Holdings, Ltd.	670,000	132,219
Sitoy Group Holdings, Ltd.	76,000	53,937
SmarTone Telecommunications Holdings, Ltd.	124,500	183,895
SOCAM Development, Ltd.	116,927	107,430
Solomon Systech International, Ltd. (I)	504,000	24,379
Soundwill Holdings, Ltd.	42,000	72,736
Stella International Holdings, Ltd.	159,500	436,518
Stelux Holdings International, Ltd.	200,000	51,911
Sun Hung Kai & Company, Ltd. (L)	262,318	213,190
Superb Summit International Group, Ltd. (I)(L)	833,000	171,785
TAI Cheung Holdings, Ltd.	82,000	68,285
Tan Chong International, Ltd.	63,000	25,204
Tao Heung Holdings, Ltd.	95,000	53,452
Television Broadcasts, Ltd.	106,600	671,850
Texwinca Holdings, Ltd.	236,000	214,822
The Hongkong & Shanghai Hotels, Ltd.	120,500	178,157

21

International Small Company Fund
Fund’s investments
As of 8-31-14

Titan Petrochemicals Group, Ltd. (I)	600,000	19,045
Tradelink Electronic Commerce, Ltd.	176,000	42,517
Transport International Holdings, Ltd.	88,000	168,719
Trinity, Ltd.	352,000	109,420
TSC Group Holdings, Ltd. (I)	135,000	67,906
Tse Sui Luen Jewellery International, Ltd.	34,000	13,300
United Laboratories International Holdings, Ltd. (I)(L)	224,500	172,674
Value Partners Group, Ltd.	264,000	203,934
Varitronix International, Ltd.	142,000	123,831
Victory City International Holdings, Ltd.	373,485	52,542
Vitasoy International Holdings, Ltd.	208,000	262,451
VST Holdings Company, Ltd.	204,400	52,201
VTech Holdings, Ltd.	21,800	267,164
Wai Kee Holdings, Ltd.	72,000	20,624
Wing On Company International, Ltd.	17,000	50,010
Wing Tai Properties, Ltd.	68,000	44,994
Xinyi Glass Holdings Company, Ltd.	604,000	380,974
YGM Trading, Ltd.	22,000	49,947

India 0.1%		624,333

Vedanta Resources PLC	37,139	624,333

Ireland 1.7%		10,039,754

Aer Lingus Group PLC	25,626	45,637
Beazley PLC	181,281	759,608
C&C Group PLC	65,089	369,343
DCC PLC	27,000	1,604,513
Endo International PLC (I)	6,896	438,381
FBD Holdings PLC	9,931	200,778
Glanbia PLC	43,057	656,463
Grafton Group PLC	43,829	468,632
Greencore Group PLC	149,514	660,745
Henderson Group PLC	332,360	1,280,598
IFG Group PLC	16,014	33,939
Irish Continental Group PLC	33,050	127,981
Kenmare Resources PLC (I)	214,459	36,650
Kingspan Group PLC	38,438	668,825
Paddy Power PLC	6,680	427,045
Smurfit Kappa Group PLC	83,710	1,899,869
UDG Healthcare PLC	63,974	360,747

Isle of Man 0.0%		146,356

Hansard Global PLC	11,952	18,552
Playtech PLC	10,693	127,804

Israel 0.8%		4,928,472

Africa Israel Investments, Ltd. (I)	48,492	80,405
Africa Israel Properties, Ltd. (I)	3,376	59,486
Airport City, Ltd. (I)	10,983	107,622
AL-ROV Israel, Ltd. (I)	722	23,354
Allot Communications, Ltd. (I)	357	3,758
Alrov Properties And Lodgings, Ltd. (I)	820	19,405
Amot Investments, Ltd.	21,637	69,669
AudioCodes, Ltd. (I)	2,505	13,821
Avgol Industries 1953, Ltd.	11,336	10,168
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	24,153
Babylon, Ltd.	5,123	3,645
Bayside Land Corp.	184	49,950
Big Shopping Centers 2004, Ltd.	625	25,522
Blue Square Real Estate, Ltd.	192	7,302

22

International Small Company Fund
Fund’s investments
As of 8-31-14

Brainsway, Ltd. (I)	1,628	19,971
Cellcom Israel, Ltd.	14,952	175,173
Ceragon Networks, Ltd. (I)	4,174	10,225
Clal Biotechnology Industries, Ltd. (I)	10,503	24,923
Clal Insurance Enterprise Holdings, Ltd.	7,277	133,706
Cohen Development & Industrial Buildings, Ltd. (I)	330	11,666
Compugen, Ltd. (I)	8,060	71,895
Delek Automotive Systems, Ltd.	9,971	105,943
Delta Galil Industries, Ltd.	3,158	92,817
Elbit Systems, Ltd.	2,127	126,708
Electra Israel, Ltd.	513	77,080
Elron Electronic Industries, Ltd.	3,504	30,842
Evogene, Ltd. (I)	4,508	58,671
EZchip Semiconductor, Ltd. (I)(L)	7,907	220,922
EZchip Semiconductor, Ltd. (I)	2,348	59,516
First International Bank of Israel, Ltd.	6,732	105,461
Formula Systems, Ltd.	2,056	56,342
Fox Wizel, Ltd.	255	5,670
Frutarom Industries, Ltd.	12,348	310,392
Gilat Satellite Networks, Ltd. (I)(L)	621	2,937
Gilat Satellite Networks, Ltd. (I)	5,111	24,257
Hadera Paper, Ltd. (I)	503	19,003
Harel Insurance Investments & Financial Services, Ltd.	40,770	229,605
Industrial Buildings Corp.	16,301	31,546
Israel Discount Bank, Ltd. (I)	20,157	33,874
Ituran Location & Control, Ltd.	5,215	113,701
Jerusalem Oil Exploration (I)	3,071	131,833
Kamada, Ltd. (I)	6,739	46,358
Magic Software Enterprises, Ltd.	2,657	19,372
Matrix IT, Ltd.	9,853	53,757
Mazor Robotics, Ltd. (I)	7,832	53,311
Melisron, Ltd.	3,687	97,537
Menorah Mivtachim Holdings, Ltd.	10,287	116,647
Migdal Insurance Financial Holding, Ltd.	23,844	36,293
Mivtach Shamir Holdings, Ltd.	1,098	34,760
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	91,192
NICE Systems, Ltd.	2	79
Nitsba Holdings 1995, Ltd. (I)	12,427	203,919
Nova Measuring Instruments, Ltd. (I)	8,212	91,151
Oil Refineries, Ltd. (I)	268,829	89,052
Ormat Industries, Ltd.	18,043	133,567
Osem Investments, Ltd.	547	12,068
Partner Communications Company, Ltd. (I)	23,067	166,344
Paz Oil Company, Ltd.	1,232	189,794
Perion Network, Ltd. (I)	699	4,537
Plasson Industries, Ltd.	449	18,561
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,151	106,946
Sapiens International Corp. NV (I)	5,270	43,627
Shikun & Binui, Ltd.	62,663	147,194
Shufersal, Ltd.	25,929	73,828
Strauss Group, Ltd.	4,662	85,126
The Phoenix Holdings, Ltd.	23,033	79,005
Tower Semiconductor, Ltd. (I)	12,395	139,396
Union Bank of Israel, Ltd. (I)	2,889	12,112

Italy 3.4%		20,271,624

A2A SpA	441,083	484,044
ACEA SpA	18,335	249,019
Aeroporto di Venezia Marco Polo SpA	5,677	96,983

23

International Small Company Fund
Fund’s investments
As of 8-31-14

Alerion Cleanpower SpA	3,891	16,508
Amplifon SpA	35,403	204,344
Ansaldo STS SpA	37,273	393,163
Arnoldo Mondadori Editore SpA (I)	23,185	27,368
AS Roma SpA (I)	24,913	25,548
Ascopiave SpA	15,041	38,143
Astaldi SpA	17,730	155,763
Autogrill SpA (I)	35,555	298,572
Azimut Holding SpA	35,238	918,273
Banca Finnat Euramerica SpA	29,383	17,748
Banca Generali SpA	13,612	370,740
Banca IFIS SpA	6,105	123,186
Banca Monte dei Paschi di Siena SpA (I)	275,204	414,456
Banca Popolare dell'Emilia Romagna SC (I)	131,719	1,106,952
Banca Popolare dell'Etruria e del Lazio (I)(L)	61,348	58,790
Banca Popolare di Milano SpA (I)	1,242,096	990,052
Banca Popolare di Sondrio SCRL	76,341	347,826
Banca Profilo SpA	58,907	26,699
Banco di Desio e della Brianza SpA	6,382	23,002
Banco Popolare SC (I)	38,174	597,245
BasicNet SpA (I)	1,902	5,562
Beghelli SpA (I)	11,564	6,468
Biesse SpA	4,094	43,258
Brembo SpA	11,013	390,916
Brunello Cucinelli SpA	7,111	177,811
Buzzi Unicem SpA	27,302	414,319
Cairo Communication SpA	9,146	71,761
Caltagirone Editore SpA (I)	5,211	6,926
Cementir SpA	16,168	109,782
CIR-Compagnie Industriali Riunite SpA (I)	187,652	272,809
Credito Emiliano SpA	30,822	284,845
Credito Valtellinese Scarl (I)	334,449	385,808
Danieli & C Officine Meccaniche SpA	4,650	136,603
Datalogic SpA	5,132	57,283
Davide Campari Milano SpA	78,435	605,015
De'Longhi SpA	16,959	361,259
DeA Capital SpA (I)	4,303	8,324
Delclima (I)	18,320	34,932
DiaSorin SpA	6,837	270,002
Ei Towers SpA	2,951	155,341
Elica SpA	3,807	8,114
Engineering Ingegneria Informatica SpA	2,056	104,867
ERG SpA	23,689	332,372
Esprinet SpA	11,011	102,447
Eurotech SpA (I)	10,718	26,092
Falck Renewables SpA	30,895	45,939
Finmeccanica SpA (I)	54,630	512,283
FNM SpA	14,501	11,357
Gas Plus SpA	265	1,602
Geox SpA (L)	24,655	87,908
Gruppo Editoriale L'Espresso SpA (I)	46,761	72,971
Gruppo Mutuionline SpA	889	5,724
Gtech SpA (L)	11,643	277,627
Hera SpA	184,479	518,209
IMMSI SpA (I)	60,338	48,110
Impregilo SpA (I)	3,194	13,275
Indesit Company SpA (I)	19,346	275,675
Industria Macchine Automatiche SpA	4,695	178,057
Intek Group SpA (I)	26,355	14,070

24

International Small Company Fund
Fund’s investments
As of 8-31-14

Interpump SpA	32,223	429,926
Iren SpA	195,043	276,024
Italcementi SpA	39,865	288,420
Italmobiliare SpA	2,729	108,533
Juventus Football Club SpA (I)	144,708	44,301
La Doria SpA	1,227	10,208
Landi Renzo SpA (I)	9,280	14,021
Maire Tecnimont SpA (I)	34,969	97,086
MARR SpA	10,396	162,601
Nice SpA	3,458	13,732
Piaggio & C SpA (I)	50,033	151,508
Prelios SpA (I)(L)	11,532	6,886
Prima Industrie SpA (I)	735	12,740
Prysmian SpA	58,459	1,188,662
RCS MediaGroup SpA (I)(L)	32,476	49,903
Recordati SpA	29,781	485,202
Reply SpA	1,989	160,916
Retelit SpA (I)	16,163	11,642
Sabaf SpA	962	14,661
Safilo Group SpA (I)	13,971	289,675
Saras SpA (I)	52,964	63,375
Snai SpA (I)(L)	6,500	14,222
Societa Cattolica di Assicurazioni SCRL	17,799	387,720
Societa Iniziative Autostradali e Servizi SpA	23,492	265,300
Socotherm SpA (I)	2,703	243
Sogefi SpA (I)	21,868	87,458
SOL SpA	10,113	90,283
Sorin SpA (I)	107,753	272,111
Tiscali SpA (I)	111,831	7,779
Tod's SpA	2,686	298,131
Trevi Finanziaria Industriale SpA	17,515	124,987
TXT e-solutions SpA	974	11,041
Unipol Gruppo Finanziario SpA	80,180	437,828
Vianini Lavori SpA	4,074	28,601
Vittoria Assicurazioni SpA	10,447	136,528
World Duty Free SpA (I)	35,555	408,191
Yoox SpA (I)	12,662	326,843
Zignago Vetro SpA	10,467	74,189

Japan 21.9%		129,522,407

A&D Company, Ltd.	5,600	28,197
Accordia Golf Company, Ltd. (L)	32,000	382,609
Achilles Corp.	58,000	80,901
Adastria Holdings Company, Ltd.	5,120	102,567
ADEKA Corp.	30,391	406,297
Aderans Company, Ltd.	7,000	103,581
Advan Company, Ltd.	2,100	22,892
Advanex, Inc.	2,000	3,194
Aeon Delight Company, Ltd.	600	14,731
Aeon Fantasy Company, Ltd. (L)	3,900	51,487
AGORA Hospitality Group Company, Ltd. (I)	74,000	34,891
Ahresty Corp.	6,200	46,533
Ai Holdings Corp.	12,100	245,808
Aica Kogyo Company, Ltd.	15,100	361,289
Aichi Corp.	17,100	82,222
Aichi Steel Corp.	37,000	143,187
Aichi Tokei Denki Company, Ltd.	6,000	19,039
Aida Engineering, Ltd.	18,200	174,212
Ain Pharmaciez, Inc.	3,300	159,577

25

International Small Company Fund
Fund’s investments
As of 8-31-14

Aiphone Company, Ltd.	6,600	126,263
Airport Facilities Company, Ltd.	8,100	56,294
Aisan Industry Company, Ltd.	8,900	73,286
Aizawa Securities Company, Ltd.	12,700	65,629
Akebono Brake Industry Company, Ltd. (L)	27,400	121,846
Alconix Corp.	1,000	14,478
Alinco, Inc.	3,800	49,368
Allied Telesis Holdings KK	6,100	5,112
Alpen Company, Ltd.	5,100	81,790
Alpha Corp.	1,000	9,926
Alpha Systems, Inc.	1,120	16,515
Alpine Electronics, Inc.	16,415	261,638
Alps Logistics Company, Ltd.	2,000	23,738
Altech Corp.	4,500	52,466
Amano Corp.	19,000	205,588
Amiyaki Tei Company, Ltd.	1,000	35,383
Amuse, Inc.	3,200	74,853
Anest Iwata Corp.	12,000	86,563
Anritsu Corp.	31,997	272,497
AOI Electronics Company, Ltd.	700	28,881
AOKI Holdings, Inc.	12,800	153,133
Aoyama Trading Company, Ltd.	14,100	349,006
Arakawa Chemical Industries, Ltd.	5,100	56,151
Arata Corp.	14,000	42,897
Araya Industrial Company, Ltd.	21,000	32,371
Arc Land Sakamoto Company, Ltd.	7,000	162,049
Arcs Company, Ltd.	10,184	215,481
Argo Graphics, Inc.	2,600	46,176
Ariake Japan Company, Ltd.	6,300	147,033
Arisawa Manufacturing Company, Ltd.	11,700	85,220
Arrk Corp. (I)	12,900	20,355
Artnature, Inc.	1,600	48,483
As One Corp.	5,400	177,655
Asahi Broadcasting Corp.	900	5,504
Asahi Company, Ltd.	5,000	62,538
Asahi Diamond Industrial Company, Ltd.	20,400	286,613
Asahi Holdings, Inc.	7,800	138,005
Asahi Intecc Company, Ltd.	900	42,065
Asahi Kogyosha Company, Ltd.	2,000	7,755
Asahi Net, Inc.	3,000	14,897
Asahi Organic Chemicals Industry Company, Ltd.	31,000	68,563
Asatsu-DK, Inc.	10,800	284,999
Ashimori Industry Company, Ltd. (I)	14,000	28,956
Asia Growth Capital, Ltd. (I)	9,900	15,819
ASKA Pharmaceutical Company, Ltd.	7,000	93,907
ASKUL Corp. (L)	3,500	84,314
Asunaro Aoki Construction Company, Ltd.	4,000	30,551
Atsugi Company, Ltd.	40,000	43,106
Autobacs Seven Company, Ltd.	19,500	311,827
Avex Group Holdings, Inc.	11,000	180,187
Axell Corp.	3,300	56,086
Axial Retailing, Inc.	4,400	84,137
Azbil Corp.	17,900	453,475
Bando Chemical Industries, Ltd.	29,000	116,594
Bank of the Ryukyus, Ltd.	15,900	257,378
Belc Company, Ltd.	3,900	107,450
Belluna Company, Ltd.	16,300	74,920
Benefit One, Inc.	4,500	42,841
Best Bridal, Inc.	3,700	31,953

26

International Small Company Fund
Fund’s investments
As of 8-31-14

Best Denki Company, Ltd.	25,700	35,328
Bic Camera, Inc. (L)	22,200	203,195
Biofermin Pharmaceutical Company, Ltd.	1,500	40,533
Bit-isle, Inc.	4,000	24,284
BML, Inc.	5,200	171,841
Bookoff Corp.	2,100	16,016
Bunka Shutter Company, Ltd.	24,000	216,058
C Uyemura & Company, Ltd.	2,600	142,380
CAC Corp.	4,000	51,079
Calsonic Kansei Corp.	49,000	282,885
Can Do Company, Ltd.	3,300	52,721
Canon Electronics, Inc.	7,100	135,165
Capcom Company, Ltd.	12,000	220,555
Career Design Center Company, Ltd.	200	2,227
Carlit Holdings Company, Ltd.	2,600	13,870
Cawachi, Ltd.	6,700	116,768
Central Glass Company, Ltd.	75,432	280,812
Central Sports Company, Ltd.	1,300	22,150
Chino Corp.	1,200	14,545
Chiyoda Company, Ltd.	7,900	166,130
Chiyoda Integre Company, Ltd.	6,600	94,102
Chofu Seisakusho Company, Ltd.	2,800	74,160
Chori Company, Ltd.	4,000	49,494
Chubu Shiryo Company, Ltd.	6,800	43,635
Chudenko Corp.	6,700	107,613
Chuetsu Pulp & Paper Company, Ltd.	39,000	68,724
Chugai Mining Company, Ltd. (I)	34,900	10,418
Chugai Ro Company, Ltd.	26,000	55,235
Chugoku Marine Paints, Ltd.	26,000	194,956
Chuo Gyorui Company, Ltd.	3,000	7,176
Chuo Spring Company, Ltd.	1,000	2,931
CKD Corp.	25,100	238,075
Clarion Company, Ltd. (I)(L)	35,000	152,649
Cleanup Corp.	9,900	91,524
CMIC Holdings Company, Ltd.	3,300	63,853
CMK Corp.	13,000	34,393
Coca-Cola Central Japan Company, Ltd.	5,387	134,882
Cocokara Fine Holdings, Inc.	5,030	133,250
Colowide Company, Ltd.	9,900	129,986
Computer Engineering & Consulting, Ltd.	1,500	11,432
CONEXIO Corp.	5,200	53,711
COOKPAD, Inc. (L)	2,700	89,555
Corona Corp.	6,300	73,177
Cosel Company, Ltd.	9,800	124,969
Cosmo Oil Company, Ltd.	206,000	386,371
CREATE SD HOLDINGS Company, Ltd.	3,500	122,862
CROOZ, Inc.	1,300	38,258
CTI Engineering Company, Ltd.	1,500	25,139
Cybozu, Inc.	4,500	16,409
DA Consortium, Inc.	1,700	8,553
Dai Nippon Toryo Company, Ltd.	48,000	74,391
Dai-Dan Company, Ltd.	7,000	41,526
Dai-Ichi Kogyo Seiyaku Company, Ltd.	10,000	40,699
Dai-ichi Seiko Company, Ltd.	2,400	46,092
Daibiru Corp.	13,500	135,180
Daido Kogyo Company, Ltd.	18,000	49,032
Daido Metal Company, Ltd.	11,000	139,675
Daidoh, Ltd.	9,700	51,663
Daifuku Company, Ltd.	28,000	331,979

27

International Small Company Fund
Fund’s investments
As of 8-31-14

Daihatsu Diesel Manufacturing Company, Ltd.	9,000	60,980
Daihen Corp.	40,000	161,838
Daiho Corp.	10,000	52,796
Daiichi Jitsugyo Company, Ltd.	17,000	98,276
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	600	21,946
Daiichikosho Company, Ltd.	8,500	247,937
Daiken Corp.	38,000	103,785
Daiken Medical Company, Ltd.	1,500	34,222
Daiki Aluminium Industry Company, Ltd.	5,000	14,817
Daiko Clearing Services Corp.	2,200	13,635
Daikoku Denki Company, Ltd.	2,700	53,363
Daikokutenbussan Company, Ltd.	1,500	45,509
Daikyo, Inc.	100,144	191,901
Dainichi Company, Ltd.	2,100	15,132
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	127,783
Dainippon Screen Manufacturing Company, Ltd.	65,000	360,156
Daio Paper Corp.	31,000	276,577
Daiseki Company, Ltd.	8,100	145,435
Daishinku Corp.	14,000	51,701
Daiso Company, Ltd.	27,000	88,342
Daisue Construction Company, Ltd. (I)	700	6,889
Daisyo Corp.	2,100	26,457
Daito Pharmaceutical Company, Ltd.	3,500	62,961
Daiwa Industries, Ltd.	5,000	37,424
Daiwabo Holdings Company, Ltd.	91,000	182,886
DC Company, Ltd.	5,300	28,245
DCM Holdings Company, Ltd.	26,120	177,316
Denki Kagaku Kogyo KK	136,000	460,809
Denki Kogyo Company, Ltd.	12,000	73,171
Denyo Company, Ltd.	7,400	106,683
Descente, Ltd.	20,000	172,750
Dijet Industrial Company, Ltd.	3,000	8,572
Doshisha Company, Ltd.	9,400	169,950
Doutor Nichires Holdings Company, Ltd.	8,893	145,578
Dr. Ci:Labo Company, Ltd.	3,100	109,784
DTS Corp.	8,800	191,786
Dunlop Sports Company, Ltd.	4,800	56,777
Duskin Company, Ltd.	15,100	268,014
Dwango Company, Ltd. (L)	1,600	35,549
Dydo Drinco, Inc.	1,500	63,582
Dynic Corp.	1,000	1,645
Eagle Industry Company, Ltd.	9,000	186,168
Earth Chemical Company, Ltd.	2,000	77,239
Ebara Jitsugyo Company, Ltd.	3,300	44,716
EDION Corp.	29,100	184,235
Eidai Company, Ltd.	8,000	36,399
Eiken Chemical Company, Ltd.	4,100	72,283
Eizo Corp.	7,200	187,035
Elecom Company, Ltd.	2,000	49,581
Elematec Corp.	3,300	60,694
Em Systems Company, Ltd.	500	8,430
Emori & Company, Ltd.	2,000	39,207
en-japan, Inc.	2,200	47,290
Endo Lighting Corp.	1,400	18,460
Enplas Corp.	2,700	152,399
Enshu, Ltd. (I)	34,000	42,507
EPS Corp.	6,700	84,769
Espec Corp.	9,700	88,030
Excel Company, Ltd.	1,900	40,107

28

International Small Company Fund
Fund’s investments
As of 8-31-14

Exedy Corp.	9,500	263,132
Ezaki Glico Company, Ltd.	8,000	156,369
F T Communications Company, Ltd.	500	10,795
F-Tech, Inc.	3,500	40,891
F@N Communications Inc.	8,300	102,193
Faith, Inc.	510	5,119
FALCO HOLDINGS Company, Ltd.	1,800	21,241
Fancl Corp.	14,700	183,447
FCC Company, Ltd.	10,400	179,103
FDK Corp. (I)	7,000	12,753
Ferrotec Corp.	13,300	91,231
Fidea Holdings Company, Ltd.	47,006	99,044
Fields Corp.	4,500	68,017
Financial Products Group Co Ltd.	4,900	46,517
First Juken Company, Ltd.	200	2,588
Foster Electric Company, Ltd.	7,400	107,895
FP Corp.	8,000	257,093
France Bed Holdings Company, Ltd.	43,000	78,149
Fudo Tetra Corp.	69,500	166,360
Fuji Company, Ltd.	6,200	119,401
Fuji Corp., Ltd.	13,000	75,779
Fuji Electronics Company, Ltd.	2,300	29,576
Fuji Kiko Company, Ltd.	4,000	20,940
Fuji Kosan Company, Ltd.	1,100	6,854
Fuji Kyuko Company, Ltd.	7,000	75,266
Fuji Oil Company, Ltd.	32,000	371,840
Fuji Pharma Company, Ltd.	4,000	77,083
Fuji Seal International, Inc.	6,500	219,178
Fuji Soft, Inc.	6,200	148,919
Fujibo Holdings, Inc.	40,000	129,750
Fujicco Company, Ltd.	8,000	110,501
Fujikura Kasei Company, Ltd.	8,500	44,181
Fujikura Rubber, Ltd.	900	7,726
Fujikura, Ltd.	121,000	592,396
Fujimi, Inc.	7,500	114,589
Fujimori Kogyo Company, Ltd.	4,100	126,608
Fujisash Company, Ltd. (I)	22,400	36,098
Fujitec Company, Ltd.	23,000	269,254
Fujitsu Frontech, Ltd.	2,600	35,033
Fujitsu General, Ltd.	18,000	250,431
Fujiya Company, Ltd.	47,000	89,416
Fukoku Company, Ltd.	800	8,792
Fukuda Corp.	4,000	38,561
Fukushima Industries Corp.	4,600	91,305
Fukuyama Transporting Company, Ltd.	46,000	248,627
Funai Consulting, Inc.	9,600	87,781
Funai Electric Company, Ltd.	3,500	38,187
Furukawa Battery Company, Ltd.	3,000	22,852
Furukawa Company, Ltd.	90,000	207,816
Furukawa Electric Company, Ltd.	199,000	428,827
Furuno Electric Company, Ltd.	7,400	72,954
Furusato Industries, Ltd.	400	6,293
Furuya Metal Company, Ltd.	1,400	36,984
Fuso Pharmaceutical Industries, Ltd.	26,000	79,353
Futaba Corp.	5,657	87,190
Futaba Industrial Company, Ltd.	19,900	111,028
Future System Consulting Corp.	3,300	17,999
Fuyo General Lease Company, Ltd.	3,700	148,399
G-Tekt Corp.	6,800	71,139

29

International Small Company Fund
Fund’s investments
As of 8-31-14

Gakken Company, Ltd.	18,000	48,079
GCA Savvian Corp.	1,200	10,689
Gecoss Corp.	4,000	67,605
Genki Sushi Company, Ltd.	400	8,702
Genky Stores, Inc.	300	14,453
Geo Holdings Corp.	15,400	135,184
GLOBERIDE, Inc.	29,000	39,898
Glory, Ltd.	10,500	317,680
GMO Internet, Inc.	19,100	180,605
GMO Payment Gateway, Inc.	2,100	101,291
Godo Steel, Ltd.	46,000	72,136
Goldcrest Company, Ltd.	6,470	132,692
Goldwin, Inc.	9,000	46,031
Gourmet Kineya Company, Ltd.	3,000	25,504
GSI Creos Corp.	11,000	15,258
Gulliver International Company, Ltd.	14,600	131,809
Gun-Ei Chemical Industry Company, Ltd.	18,000	66,500
Gunze, Ltd.	69,000	195,065
Gurunavi, Inc. (L)	8,500	134,591
H-One Company, Ltd.	3,400	23,788
H20 Retailing Corp.	16,358	268,136
Hagihara Industries, Inc.	600	9,183
Hakuto Company, Ltd.	5,400	55,590
Hakuyosha Company, Ltd.	2,000	4,668
Hamakyorex Company, Ltd.	3,700	125,715
Hanwa Company, Ltd.	61,000	240,671
Happinet Corp. (L)	6,200	114,644
Hard Off Corporation Company, Ltd.	1,300	11,054
Harima Chemicals, Inc.	900	4,348
Harmonic Drive Systems, Inc.	1,100	50,418
Haruyama Trading Company, Ltd.	2,700	18,510
Hazama Corp.	54,400	400,769
Heiwa Corp.	800	18,280
Heiwa Real Estate Company, Ltd.	11,300	172,178
Heiwado Company, Ltd.	11,100	180,366
Hi-lex Corp.	6,900	185,388
Hibiya Engineering, Ltd.	8,300	129,264
Hiday Hidaka Corp.	3,840	92,038
Higashi Nihon House Company Ltd.	16,000	83,229
Higo Bank, Ltd.	59,000	312,723
Himaraya Company, Ltd.	600	6,020
Hioki Ee Corp.	2,600	43,048
Hiramatsu, Inc.	7,200	44,463
Hisaka Works, Ltd.	4,000	35,102
Hitachi Koki Company, Ltd.	19,500	164,083
Hitachi Kokusai Electric, Inc.	14,000	216,990
Hitachi Zosen Corp.	46,180	226,904
Hochiki Corp.	2,000	16,493
Hodogaya Chemical Company, Ltd.	25,000	46,123
Hogy Medical Company, Ltd.	3,600	201,984
Hokkaido Gas Company, Ltd. (L)	19,000	53,699
Hokkan Holdings, Ltd.	17,000	47,588
Hokuetsu Industries Company, Ltd.	2,000	17,599
Hokuetsu Paper Mills, Ltd.	44,000	195,335
Hokuriku Electric Industry Company, Ltd.	25,000	43,290
Hokuto Corp.	8,800	166,322
Honeys Company, Ltd.	6,460	65,293
Hoosiers Holdings Company, Ltd.	7,500	35,999
Horiba, Ltd.	11,292	424,434

30

International Small Company Fund
Fund’s investments
As of 8-31-14

Hosiden Corp.	27,700	151,019
Hosokawa Micron Corp.	12,000	72,653
House Food Corp.	3,800	68,149
Howa Machinery, Ltd.	3,100	22,751
Hyakujushi Bank, Ltd.	82,000	276,153
I-Net Corp.	1,600	13,226
IBJ Leasing Company, Ltd.	2,900	71,243
Ichibanya Company, Ltd.	1,500	68,853
Ichikoh Industries, Ltd.	7,000	11,989
Ichinen Holdings Company, Ltd.	7,500	59,301
Ichiyoshi Securities Company, Ltd.	1,600	19,330
ICOM, Inc.	1,000	23,025
Idec Corp.	11,800	102,156
Ihara Chemical Industry Company, Ltd.	18,000	170,693
Iida Group Holdings Company, Ltd.	21,422	307,157
Iino Kaiun Kaisha, Ltd.	27,700	175,031
IJT Technology Holdings Company, Ltd. (I)	2,360	10,784
Ikyu Corp.	1,700	23,888
Imagica Robot Holdings, Inc.	2,500	12,217
Imasen Electric Industrial	4,700	87,063
Imperial Hotel, Ltd.	2,300	49,322
Inaba Denki Sangyo Company, Ltd.	7,600	260,307
Inaba Seisakusho Company, Ltd.	1,900	24,873
Inabata & Company, Ltd.	19,000	189,025
Inageya Company, Ltd.	8,600	96,503
Ines Corp.	12,700	104,718
Infocom Corp.	4,400	38,802
Information Services International-Dentsu, Ltd.	5,900	67,928
Innotech Corp.	7,900	42,082
Intage, Inc.	5,800	76,689
Internet Initiative Japan, Inc.	7,600	158,964
Inui Steamship Company, Ltd.	11,400	34,780
Inui Warehouse Company, Ltd.	700	6,251
Iriso Electronics Company, Ltd.	4,200	311,763
Ise Chemical Corp.	3,000	21,189
Iseki & Company, Ltd.	54,000	145,000
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	142,519
Ishii Iron Works Company, Ltd.	16,000	40,027
IT Holdings Corp.	26,400	486,797
Itfor, Inc.	11,000	53,999
Itochu Enex Company, Ltd.	24,800	178,744
Itochu-Shokuhin Company, Ltd.	1,700	59,746
Itoham Foods, Inc.	57,000	275,089
Itoki Corpitoki Corp.	13,500	88,788
IwaiCosmo Holdings, Inc.	8,900	87,453
Iwasaki Electric Company, Ltd.	34,000	79,420
Iwatani Corp.	62,000	484,538
Iwatsu Electric Company, Ltd.	55,000	49,717
Izutsuya Company, Ltd. (I)	17,000	11,598
J-Oil Mills, Inc.	35,000	116,066
Jalux, Inc.	1,500	18,506
Jamco Corp.	3,000	52,644
Janome Sewing Machine Company, Ltd. (I)	97,000	128,828
Japan Airport Terminal Company, Ltd.	5,100	182,833
Japan Aviation Electronics Industry, Ltd.	4,000	92,047
Japan Communications, Inc. (I)(L)	30,800	219,955
Japan Digital Laboratory Company, Ltd.	10,400	190,996
Japan Drilling Company, Ltd. (L)	1,500	72,205
Japan Pulp & Paper Company, Ltd.	38,000	119,786

31

International Small Company Fund
Fund’s investments
As of 8-31-14

Japan Radio Company, Ltd. (I)	29,000	115,240
Japan Transcity Corp., Ltd.	12,000	42,140
Japan Vilene Company, Ltd.	13,000	73,074
Jastec Company, Ltd.	2,100	16,784
JBCC Holdings, Inc.	8,400	62,988
JCU Corp.	700	56,620
Jeol, Ltd.	6,000	25,554
Jin Company, Ltd. (L)	3,400	98,295
JK Holdings Company, Ltd.	3,600	19,518
JMS Company, Ltd.	7,000	19,867
Joban Kosan Company, Ltd.	20,000	29,413
Joshin Denki Company, Ltd.	13,000	113,741
Jowa Holdings Company, Ltd.	3,000	111,359
JP-Holdings, Inc.	4,300	17,450
JSP Corp.	8,000	139,821
Juki Corp. (I)	30,000	91,302
Juroku Bank, Ltd.	109,000	416,310
Justsystems Corp. (I)	16,400	133,759
JVC Kenwood Corp.	46,428	124,679
K&O Energy Group, Inc.	6,000	79,825
K's Holdings Corp.	6,300	176,003
kabu.com Securities Company, Ltd.	14,100	66,680
Kabuki-Za Company, Ltd.	1,000	46,889
Kadokawa Holdings, Inc. (L)	5,700	147,971
Kaga Electronics Company, Ltd.	8,000	101,577
Kaken Pharmaceutical Company, Ltd.	9,000	226,843
Kakiyasu Honten Company, Ltd.	2,100	32,340
Kameda Seika Company, Ltd.	4,600	143,863
Kamei Corp.	9,500	70,182
Kanaden Corp.	4,000	28,962
Kanagawa Chuo Kotsu Company, Ltd.	14,000	70,508
Kanamoto Company, Ltd.	8,000	365,574
Kandenko Company, Ltd.	37,000	199,196
Kanematsu Corp.	142,000	237,704
Kanematsu Electronics, Ltd.	4,200	56,894
Kansai Super Market, Ltd.	2,400	19,038
Kansai Urban Banking Corp.	88,000	106,659
Kanto Denka Kogyo Company, Ltd. (I)	16,000	65,074
Kasai Kogyo Company, Ltd.	10,000	91,032
Kasumi Company, Ltd.	13,200	106,831
Katakura Industries Company, Ltd.	7,800	101,369
Kato Sangyo Company, Ltd.	6,300	137,399
Kato Works Company, Ltd.	20,000	144,577
KAWADA TECHNOLOGIES, Inc.	1,000	53,886
Kawai Musical Instruments Manufacturing Company, Ltd.	34,000	67,034
Kawasumi Laboratories, Inc.	2,000	15,334
Keihanshin Real Estate Company, Ltd.	11,900	63,045
Keihin Company, Ltd.	10,000	16,240
Keihin Corp.	15,800	223,376
Keiyo Company, Ltd.	9,600	44,920
Kenko Mayonnaise Company, Ltd.	200	2,104
Kentucky Fried Chicken Japan, Ltd.	1,000	20,775
KEY Coffee, Inc.	6,300	99,626
KI Holdings Company, Ltd. (I)	1,000	5,508
Kimoto Company, Ltd.	13,400	39,535
King Jim Company, Ltd.	3,700	26,933
Kinki Nippon Tourist Company, Ltd. (I)	14,000	24,104
Kintetsu World Express, Inc.	3,800	151,228
Kinugawa Rubber Industrial Company, Ltd.	16,000	72,914

32

International Small Company Fund
Fund’s investments
As of 8-31-14

Kissei Pharmaceutical Company, Ltd.	5,100	127,613
Kitagawa Iron Works Company, Ltd.	39,000	69,466
Kitano Construction Corp.	8,000	28,170
Kito Corp.	3,800	85,897
Kitz Corp.	33,700	180,189
Koa Corp.	12,700	131,469
Koatsu Gas Kogyo Company, Ltd.	9,000	50,654
Kobelco Eco-Solutions Company, Ltd.	3,000	13,526
Kogi Corp.	6,000	14,367
Kohnan Shoji Company, Ltd.	10,400	109,204
Kohsoku Corp.	3,200	27,716
Koike Sanso Kogyo Company, Ltd.	5,000	11,347
Kojima Company, Ltd.	4,900	15,116
Kokusai Company, Ltd.	1,000	16,871
Kokuyo Company, Ltd.	26,973	215,144
Komaihaltec, Inc.	6,000	17,600
Komatsu Seiren Company, Ltd.	4,000	20,749
Komatsu Wall Industry Company, Ltd.	1,200	30,258
Komeri Company, Ltd.	8,900	217,969
Komori Corp.	9,724	112,987
Konaka Company, Ltd.	6,300	41,866
Kondotec, Inc.	6,100	43,363
Konishi Company, Ltd.	5,200	102,998
Kosaido Company, Ltd.	2,300	9,828
Kose Corp.	1,200	52,428
Kosei Securities Company, Ltd.	8,000	16,714
Koshidaka Holdings Company, Ltd.	2,400	46,559
Kotobuki Spirits Company, Ltd.	1,300	28,333
Krosaki Harima Corp.	9,000	20,286
Kumagai Gumi Company, Ltd. (I)	41,000	145,971
Kumiai Chemical Industry Company, Ltd.	17,000	110,545
Kura Corp.	3,300	93,947
Kurabo Industries, Ltd.	77,000	136,302
Kureha Corp.	48,000	236,966
Kurimoto, Ltd.	40,000	94,562
Kuroda Electric Company, Ltd.	13,400	206,387
Kusuri No Aoki Company, Ltd.	1,800	69,905
KYB Company, Ltd.	46,000	217,003
Kyodo Printing Company, Ltd.	30,000	110,733
Kyodo Shiryo Company, Ltd.	18,000	17,830
Kyoei Steel, Ltd.	6,000	111,068
Kyoei Tanker Company, Ltd.	5,000	10,297
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	154,597
Kyokuto Securities Company, Ltd.	6,200	106,238
Kyokuyo Company, Ltd.	28,000	68,110
Kyorin Company, Ltd.	15,500	347,997
Kyoritsu Maintenance Company, Ltd.	3,200	141,846
Kyoritsu Printing Company, Ltd.	4,400	12,272
Kyosan Electric Manufacturing Company, Ltd.	15,000	51,210
Kyoto Kimono Yuzen Company, Ltd.	2,500	24,301
Kyowa Electronics Instruments Company, Ltd.	2,000	9,459
Kyowa Exeo Corp.	25,700	350,790
Kyowa Leather Cloth Company, Ltd.	200	1,461
Kyudenko Corp.	14,000	163,212
LAC Company, Ltd.	4,100	30,961
Land Business Company, Ltd.	7,800	34,738
Lasertec Corp.	4,800	57,403
LEC, Inc.	1,000	10,905
Leopalace21 Corp. (I)	73,400	422,386

33

International Small Company Fund
Fund’s investments
As of 8-31-14

Life Corp.	6,200	93,753
Link And Motivation, Inc.	300	488
Lintec Corp.	15,200	325,387
Lion Corp.	5,000	29,035
Look, Inc.	7,000	17,101
Macnica, Inc.	4,000	130,101
Maeda Corp.	42,000	383,229
Maeda Kosen Company, Ltd.	5,200	65,657
Maeda Road Construction Company, Ltd.	20,000	337,098
Maezawa Kasei Industries Company, Ltd.	2,000	21,218
Maezawa Kyuso Industries Company, Ltd.	2,500	31,684
Makino Milling Machine Company, Ltd.	34,575	257,123
Mamiya-Op Company, Ltd.	9,000	20,713
Mandom Corp.	4,870	187,583
Mani, Inc.	400	22,489
Mars Engineering Corp.	3,500	70,738
Marubun Corp.	4,000	24,532
Marudai Food Company, Ltd.	33,000	124,321
Maruei Department Store Company, Ltd. (I)	7,000	9,903
Marufuji Sheet Piling Company, Ltd.	3,000	12,198
Maruha Nichiro Corp.	11,381	177,100
Maruka Machinery Company, Ltd.	1,000	13,707
Marusan Securities Company, Ltd.	22,961	171,555
Maruwa Company, Ltd.	2,800	92,200
Maruyama Manufacturing Company, Inc.	17,000	45,639
Maruzen Showa Unyu Company, Ltd.	15,000	48,752
Marvelous AQL, Inc.	11,100	141,537
Matsuda Sangyo Company, Ltd.	5,520	67,768
Matsui Construction Company, Ltd.	3,000	14,726
Matsumotokiyoshi Holdings Company, Ltd.	1,000	31,592
Matsuya Foods Company, Ltd.	2,100	41,987
Max Company, Ltd.	11,000	127,950
Maxvalu Tokai Company, Ltd.	2,000	28,480
MEC Company, Ltd.	9,500	115,541
Medical System Network Company, Ltd.	1,400	4,877
Megachips Corp.	7,400	100,638
Megmilk Snow Brand Company, Ltd.	13,400	175,903
Meidensha Corp.	54,086	217,504
Meiji Shipping Company, Ltd.	3,900	13,541
Meiko Electronics Company, Ltd.	1,400	6,648
Meiko Network Japan Company, Ltd.	2,100	24,448
Meisei Industrial Company, Ltd.	15,000	95,802
Meitec Corp.	8,000	257,792
Meito Sangyo Company, Ltd.	1,500	16,789
Meiwa Corp.	4,000	16,653
Meiwa Estate Company, Ltd.	3,300	15,725
Melco Holdings, Inc.	4,900	106,618
Message Company, Ltd.	5,300	186,875
Micronics Japan Company, Ltd. (L)	3,900	240,919
Mikuni Corp.	1,000	3,975
Milbon Company, Ltd.	3,460	114,604
Mimasu Semiconductor Industry Company, Ltd.	5,700	51,234
Ministop Company, Ltd.	5,600	83,446
Miraial Company, Ltd.	1,500	26,844
Mirait Holdings Corp.	18,580	211,777
Miroku Jyoho Service Company, Ltd.	1,500	7,385
Misawa Homes Company, Ltd.	7,300	81,060
Mitani Corp.	5,500	143,631
Mitani Sekisan Company, Ltd.	3,800	55,151

34

International Small Company Fund
Fund’s investments
As of 8-31-14

Mito Securities Company, Ltd.	18,000	68,974
Mitsuba Corp.	11,000	181,722
Mitsubishi Nichiyu Forklift Company, Ltd.	5,000	35,017
Mitsubishi Paper Mills, Ltd. (I)	105,387	91,117
Mitsubishi Pencil Company, Ltd.	5,400	171,154
Mitsubishi Research Institute, Inc.	2,600	60,489
Mitsubishi Shokuhin Company, Ltd.	3,800	89,671
Mitsubishi Steel Manufacturing Company, Ltd.	53,000	118,829
Mitsuboshi Belting Company, Ltd.	20,000	127,823
Mitsui Engineering & Shipbuilding Company, Ltd.	229,000	500,310
Mitsui High-Tec, Inc.	7,900	55,161
Mitsui Home Company, Ltd.	9,000	43,022
Mitsui Knowledge Industry Company, Ltd.	10,400	25,535
Mitsui Matsushima Company, Ltd.	57,000	74,531
Mitsui Mining & Smelting Company, Ltd.	194,000	597,699
Mitsui Sugar Company, Ltd.	30,000	112,768
Mitsui-Soko Company, Ltd.	27,000	112,987
Mitsumi Electric Company, Ltd.	32,500	266,867
Mitsumura Printing Company, Ltd.	4,000	10,080
Mitsuuroko Holdings Company, Ltd.	16,100	91,348
Miura Company, Ltd.	6,400	220,981
Miyaji Engineering Group, Inc.	11,000	24,550
Miyazaki Bank, Ltd.	67,000	214,547
Miyoshi Oil & Fat Company, Ltd.	15,000	19,922
Mizuno Corp.	27,000	156,754
Mochida Pharmaceutical Company, Ltd.	3,600	247,426
Monex Group, Inc.	49,000	154,244
Monotaro Company, Ltd.	3,900	108,679
Morinaga & Company, Ltd.	70,000	148,780
Morinaga Milk Industry Company, Ltd.	61,000	212,772
Morita Corp.	18,000	171,802
Morozoff, Ltd.	1,000	3,412
Mory Industries, Inc.	7,000	27,775
MOS Food Services, Inc.	2,700	57,636
Moshi Moshi Hotline, Inc.	14,500	143,154
Mr. Max Corp.	3,200	10,124
MTI, Ltd.	1,000	8,766
Murakami Corp.	3,000	40,961
Musashi Seimitsu Industry Company, Ltd.	6,100	138,002
Musashino Bank, Ltd.	10,900	373,474
Mutoh Holdings Company, Ltd.	5,000	24,991
NAC Company, Ltd.	3,400	38,982
Nachi-Fujikoshi Corp.	44,000	293,049
Nafco Company, Ltd.	3,900	63,437
Nagaileben Company, Ltd.	2,300	44,845
Nagano Keiki Company, Ltd.	700	4,662
Nagatanien Company, Ltd.	9,000	93,147
Nagawa Company, Ltd.	400	9,656
Nakabayashi Company, Ltd.	8,000	15,839
Nakamuraya Company, Ltd.	13,000	53,487
Nakanishi, Inc.	3,300	132,251
Nakayama Steel Works, Ltd. (I)	11,000	8,800
Nakayamafuku Company, Ltd.	2,500	18,739
Namura Shipbuilding Company, Ltd. (L)	12,400	115,384
Natori Company, Ltd.	600	6,484
NDS Company, Ltd.	11,000	32,145
NEC Capital Solutions, Ltd.	2,000	39,829
NEC Networks & System Integration Corp.	7,700	182,003
NET One Systems Company, Ltd.	29,600	184,491

35

International Small Company Fund
Fund’s investments
As of 8-31-14

Neturen Company, Ltd.	11,400	82,821
New Japan Chemical Company, Ltd. (I)	3,500	8,073
New Japan Radio Company, Ltd. (I)	2,000	8,125
Next Company, Ltd.	1,100	8,386
Nice Holdings, Inc.	34,000	70,013
Nichi-iko Pharmaceutical Company, Ltd.	13,500	210,318
Nichia Steel Works, Ltd.	4,000	12,158
Nichias Corp.	28,000	187,047
Nichiban Company, Ltd.	4,000	14,812
Nichicon Corp.	17,573	128,398
Nichiden Corp.	2,300	51,543
Nichiha Corp.	8,800	90,249
Nichii Gakkan Company, Ltd.	14,900	125,360
Nichimo Company, Ltd.	7,000	12,115
NICHIREI Corp.	77,000	362,786
Nichireki Company, Ltd.	8,000	76,081
Nidec Copal Electronics Corp.	3,000	26,393
Nifco, Inc.	13,704	463,623
NIFTY Corp.	1,500	21,815
Nihon Chouzai Company, Ltd.	390	10,627
Nihon Dempa Kogyo Company, Ltd.	6,100	57,076
Nihon Eslead Corp.	2,000	19,218
Nihon M&A Center, Inc.	8,300	262,524
Nihon Nohyaku Company, Ltd.	15,000	157,364
Nihon Parkerizing Company, Ltd.	14,000	321,898
Nihon Trim Company, Ltd.	1,000	30,970
Nihon Unisys, Ltd.	17,100	157,792
Nihon Yamamura Glass Company, Ltd.	40,000	63,469
Nikkiso Company, Ltd.	17,000	201,960
Nikko Company, Ltd.	5,000	24,458
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	63,446
Nippon Carbide Industries Company, Inc.	15,000	36,789
Nippon Carbon Company, Ltd.	45,000	79,602
Nippon Ceramic Company, Ltd.	2,900	44,974
Nippon Chemi-Con Corp. (I)	52,271	154,481
Nippon Chemical Industrial Company, Ltd. (I)	17,000	25,512
Nippon Chemiphar Company, Ltd.	7,000	36,426
Nippon Coke & Engineering Company, Ltd.	83,500	91,602
Nippon Concrete Industries Company, Ltd.	4,000	27,063
Nippon Denko Company, Ltd.	38,300	101,392
Nippon Densetsu Kogyo Company, Ltd.	11,000	184,259
Nippon Felt Company, Ltd.	2,700	12,301
Nippon Filcon Company, Ltd.	3,100	13,567
Nippon Fine Chemical Company, Ltd.	3,000	20,422
Nippon Flour Mills Company, Ltd.	35,000	176,017
Nippon Formula Feed Manufacturing Company, Ltd.	6,000	6,635
Nippon Gas Company, Ltd.	8,600	258,854
Nippon Hume Corp.	5,000	39,509
Nippon Jogesuido Sekkei Company, Ltd.	300	4,029
Nippon Kanzai Company, Ltd.	800	21,832
Nippon Kasei Chemical Company, Ltd.	5,000	6,880
Nippon Kinzoku Company, Ltd. (I)	4,000	6,190
Nippon Kodoshi Corp.	600	7,558
Nippon Koei Company, Ltd.	26,000	118,327
Nippon Konpo Unyu Soko Company, Ltd.	17,300	306,460
Nippon Koshuha Steel Company, Ltd. (I)	24,000	25,904
Nippon Light Metal Holdings Company, Ltd.	174,200	278,391
Nippon Parking Development Company, Ltd.	29,300	31,018
Nippon Pillar Packing Company, Ltd.	5,000	41,349

36

International Small Company Fund
Fund’s investments
As of 8-31-14

Nippon Piston Ring Company, Ltd.	24,000	55,010
Nippon Rietec Company, Ltd.	3,000	23,090
Nippon Seiki Company, Ltd.	14,000	312,093
Nippon Seisen Company, Ltd.	6,000	41,480
Nippon Sharyo, Ltd.	23,000	90,083
Nippon Sheet Glass Company, Ltd. (I)	298,000	355,772
Nippon Shinyaku Company, Ltd.	7,000	222,795
Nippon Soda Company, Ltd.	46,000	242,920
Nippon Steel & Sumikin Texeng Company, Ltd.	11,000	67,151
Nippon Steel Trading Company., Ltd.	36,680	143,847
Nippon Suisan Kaisha, Ltd. (I)	108,965	316,612
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	130,875
Nippon Thompson Company, Ltd.	27,000	140,460
Nippon Valqua Industries, Ltd.	34,000	102,726
Nippon Yakin Kogyo Company, Ltd. (I)	41,400	120,084
Nipro Corp. (L)	28,700	253,354
Nishi-Nippon Railroad Company, Ltd.	129,000	507,478
Nishikawa Rubber Company, Ltd.	4,000	71,305
Nishimatsu Construction Company, Ltd.	81,000	432,156
Nishimatsuya Chain Company, Ltd.	17,300	136,640
Nishio Rent All Company, Ltd.	4,500	206,041
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	14,414
Nissei ASB Machine Company, Ltd.	2,300	37,986
Nissei Build Kogyo Company, Ltd.	5,000	13,660
Nissei Corp.	1,100	10,036
Nissei Plastic Industrial Company, Ltd.	2,300	16,358
Nissha Printing Company, Ltd.	5,000	65,010
Nisshin Fudosan Company, Ltd.	15,600	65,852
Nisshin Oillio Group, Ltd. (L)	34,000	119,991
Nisshin Steel Holdings Comapny, Ltd.	26,896	286,648
Nisshinbo Holdings, Inc.	48,000	448,036
Nissin Corp.	21,000	57,734
Nissin Electric Company, Ltd.	15,000	91,754
Nissin Kogyo Company, Ltd.	12,000	216,826
Nissin Sugar Holdings Company, Ltd.	500	11,290
Nissui Pharmaceutical Company, Ltd.	2,700	32,333
Nitta Corp.	6,900	168,390
Nitta Gelatin, Inc.	2,100	17,998
Nittan Valve Company, Ltd.	4,000	12,766
Nittetsu Mining Company, Ltd.	22,000	96,463
Nitto Boseki Company, Ltd.	58,229	241,594
Nitto FC Company, Ltd.	1,000	6,480
Nitto Kogyo Corp.	7,200	148,817
Nitto Kohki Company, Ltd.	3,500	70,749
Nitto Seiko Company, Ltd.	4,000	14,193
Nittoc Construction Company, Ltd.	20,400	85,119
Nittoku Engineering Company, Ltd. (L)	3,800	42,040
Noevir Holdings Company, Ltd.	6,500	133,305
NOF Corp.	44,000	301,472
Nohmi Bosai, Ltd.	10,000	174,850
Nomura Company, Ltd.	9,500	88,230
Noritake Company, Ltd.	41,000	105,670
Noritsu Koki Company, Ltd.	2,000	12,748
Noritz Corp.	8,700	149,732
North Pacific Bank, Ltd.	114,500	464,500
NS Solutions Corp.	5,300	156,589
NS United Shinwa Kaiun Kaisha, Ltd.	24,000	62,329
NSD Company, Ltd.	9,615	150,486
Nuflare Technology, Inc.	1,000	49,396

37

International Small Company Fund
Fund’s investments
As of 8-31-14

Obara Group, Inc.	3,300	125,936
Obayashi Road Corp.	18,000	110,841
Odelic Company, Ltd.	1,000	28,031
Oenon Holdings, Inc.	28,000	64,004
Ohara, Inc.	2,000	11,326
Ohashi Technica, Inc.	900	10,360
Ohsho Food Service Corp.	3,600	138,786
Oiles Corp.	7,227	182,989
Okabe Company, Ltd.	12,400	148,423
Okamoto Industries, Inc.	22,000	84,601
Okamura Corp.	18,000	147,109
Okasan Holdings, Inc.	2,000	15,259
Oki Electric Industry Company, Ltd.	209,000	473,101
Okinawa Cellular Telephone Company	4,700	131,285
OKK Corp.	48,000	73,458
OKUMA Corp.	46,382	372,655
Okumura Corp.	54,000	315,756
Okura Industrial Company, Ltd.	19,000	73,136
Okuwa Company, Ltd.	7,000	66,966
Olympic Corp.	1,000	9,544
ONO Sokki Company, Ltd.	2,000	18,270
Onoken Company, Ltd.	4,600	51,840
Onward Holdings Company, Ltd.	42,000	280,153
OPT, Inc.	3,900	27,588
Optex Company, Ltd.	3,700	74,166
Organo Corp.	20,000	95,206
Origin Electric Company, Ltd.	7,000	27,131
Osaka Organic Chemical Industry, Ltd.	3,200	14,118
Osaka Steel Company, Ltd.	4,300	84,477
OSAKA Titanium Technologies Company (L)	5,800	141,367
Osaki Electric Company, Ltd.	9,000	53,035
OSG Corp.	20,000	341,614
Otsuka Kagu, Ltd.	2,100	21,021
Outsourcing, Inc.	700	10,798
Oyo Corp.	5,900	106,026
Pacific Industrial Company, Ltd.	14,100	105,702
Pacific Metals Company, Ltd. (I)	48,000	202,341
Pal Company, Ltd.	3,200	86,977
Paltac Corp.	11,400	145,735
PanaHome Corp.	27,000	195,346
Panasonic Electric Works SUNX Company, Ltd.	6,100	30,041
Panasonic Information Systems	800	22,716
Paramount Bed Holdings Company, Ltd.	5,600	172,772
Parco Company, Ltd.	5,800	49,187
Paris Miki Holdings, Inc.	6,300	29,276
Pasco Corp.	4,000	17,739
Pasona Group, Inc.	7,800	42,855
Penta-Ocean Construction Company, Ltd.	98,000	359,976
Pigeon Corp.	5,262	311,160
Pilot Corp.	3,700	202,767
Piolax, Inc.	3,400	164,757
Pioneer Corp. (I)	88,400	275,118
Plenus Company, Ltd.	5,900	141,293
Press Kogyo Company, Ltd.	42,000	168,598
Pressance Corp.	2,000	56,725
Prestige International, Inc.	4,400	38,197
Prima Meat Packers, Ltd.	44,000	121,052
Pronexus, Inc.	5,900	43,728
Proto Corp.	4,300	64,300

38

International Small Company Fund
Fund’s investments
As of 8-31-14

PS Mitsubishi Construction Company, Ltd.	8,700	39,994
Psc, Inc.	400	19,116
Qol Company, Ltd.	1,800	10,730
Raito Kogyo Company, Ltd.	18,800	168,560
Rasa Industries, Ltd. (I)	21,000	29,892
Relo Holdings, Inc.	3,000	204,003
Renaissance, Inc.	1,000	9,104
Rengo Company, Ltd.	65,000	305,535
Renown, Inc. (I)	10,500	12,114
Resorttrust, Inc.	7,400	162,583
Rheon Automatic Machinery Company, Ltd.	2,000	8,760
Rhythm Watch Company, Ltd.	29,000	45,459
Ricoh Leasing Company, Ltd.	4,900	141,636
Right On Company, Ltd.	3,900	25,305
Riken Corp.	31,000	135,377
Riken Keiki Company, Ltd.	3,000	31,391
Riken Technos Corp.	8,000	35,642
Riken Vitamin Company, Ltd.	2,000	51,401
Rion Company, Ltd.	1,200	15,157
Riso Kagaku Corp.	5,100	165,414
Rock Field Company, Ltd.	3,300	60,418
Rohto Pharmaceutical Company, Ltd.	2,800	39,661
Rokko Butter Company, Ltd. (L)	2,600	23,472
Roland D.G. Corp.	700	29,552
Round One Corp.	28,000	182,235
Royal Holdings Company, Ltd.	8,100	132,976
Ryobi, Ltd.	51,000	152,200
Ryoden Trading Company, Ltd.	12,000	88,564
Ryosan Company, Ltd.	12,929	284,471
Ryoyo Electro Corp.	3,200	35,460
S Foods, Inc.	3,000	53,429
S&B Foods, Inc.	100	3,893
Sagami Chain Company, Ltd.	1,000	9,596
Saibu Gas Company, Ltd.	105,000	267,296
Saizeriya Company, Ltd.	10,600	144,852
Sakai Chemical Industry Company, Ltd.	34,000	104,675
Sakai Heavy Industries, Ltd.	6,000	17,553
Sakai Moving Service Company, Ltd.	1,100	42,176
Sakai Ovex Company, Ltd.	5,000	7,896
Sakata INX Corp.	14,000	131,603
Sakata Seed Corp.	8,800	117,102
Sala Corp.	4,500	26,393
SAMTY Company, Ltd.	1,100	7,613
San Holdings, Inc.	200	3,009
San-A Company, Ltd.	6,200	220,541
San-Ai Oil Company, Ltd.	20,000	153,267
Sanden Corp.	40,000	243,407
Sangetsu Company, Ltd.	9,300	252,385
Sanix, Inc. (I)(L)	8,500	72,974
Sanken Electric Company, Ltd.	39,437	328,403
Sanki Engineering Company, Ltd.	18,000	136,813
Sanko Marketing Foods Company, Ltd.	500	4,360
Sanko Metal Industrial Company, Ltd.	6,000	13,388
Sankyo Seiko Company, Ltd.	7,700	29,554
Sankyo Tateyama, Inc.	3,300	63,833
Sankyu, Inc.	86,000	431,141
Sanoh Industrial Company, Ltd.	8,300	58,198
Sanshin Electronics Company, Ltd.	8,900	70,914
Sanwa Shutter Corp.	63,124	462,090

39

International Small Company Fund
Fund’s investments
As of 8-31-14

Sanyo Chemical Industries, Ltd.	17,000	112,487
Sanyo Denki Company, Ltd.	12,000	100,366
Sanyo Electric Railway Company, Ltd.	6,000	26,649
Sanyo Housing Nagoya Company, Ltd.	5,200	52,851
Sanyo Shokai, Ltd.	40,000	91,690
Sanyo Special Steel Company, Ltd.	32,648	134,443
Sapporo Holdings, Ltd.	103,000	440,827
Sasebo Heavy Industries Company, Ltd. (I)	24,000	28,208
Sato Holdings Corp.	7,200	207,762
Satori Electric Company, Ltd.	2,400	15,590
Sawada Holdings Company, Ltd.	9,500	67,754
Saxa Holdings, Inc.	9,000	14,443
SBS Holdings, Inc.	900	7,030
Scroll Corp.	4,000	10,579
Seibu Electric Industry Company, Ltd.	3,000	14,136
Seika Corp.	20,000	51,158
Seikagaku Corp.	5,700	103,953
Seikitokyu Kogyo Company, Ltd.	46,000	55,774
Seiko Holdings Corp.	45,000	196,740
Seiren Company, Ltd.	17,000	153,024
Sekisui Jushi Corp.	8,000	109,768
Sekisui Plastics Company, Ltd.	15,000	42,278
Senko Company, Ltd.	25,000	123,401
Senshu Electric Company, Ltd.	1,500	26,402
Senshu Ikeda Holdings, Inc.	66,600	352,346
Senshukai Company, Ltd.	11,200	92,931
Septeni Holdings Company, Ltd.	400	4,789
Seria Company, Ltd.	3,600	147,919
Shibaura Electronics Company, Ltd.	600	14,189
Shibaura Mechatronics Corp.	10,000	28,280
Shibusawa Warehouse Company, Ltd.	16,000	54,314
Shibuya Kogyo Company, Ltd.	3,600	100,729
Shidax Corp.	4,200	20,232
Shikibo, Ltd.	39,000	44,986
Shikoku Chemicals Corp.	16,000	111,268
Shima Seiki Manufacturing, Ltd.	8,200	132,380
Shimachu Company, Ltd.	14,300	327,077
Shimojima Company, Ltd.	1,800	17,567
Shin Nippon Air Technologies Company, Ltd.	3,100	25,351
Shin-Etsu Polymer Company, Ltd.	11,300	63,155
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,722
Shinagawa Refractories Company, Ltd.	30,000	77,073
Shindengen Electric Manufacturing Company, Ltd.	22,000	144,734
Shinkawa, Ltd.	1,700	8,111
Shinko Electric Industries Company, Ltd.	22,600	165,325
Shinko Plantech Company, Ltd.	14,200	110,211
Shinko Shoji Company, Ltd.	5,500	50,234
Shinmaywa Industries, Ltd.	27,000	265,426
Shinnihon Corp.	8,000	27,473
Shinsho Corp.	10,000	24,926
Shinwa Company, Ltd.	2,000	25,146
Ship Healthcare Holdings, Inc.	10,300	328,816
Shiroki Corp.	17,000	34,513
Shizuki Electric Company, Inc.	3,000	13,997
Shizuoka Gas Company, Ltd.	20,900	138,373
Shobunsha Publications, Inc.	2,400	15,531
Shoei Foods Corp.	900	7,802
Shofu, Inc.	2,200	23,334
Shoko Company, Ltd.	33,000	50,490

40

International Small Company Fund
Fund’s investments
As of 8-31-14

Showa Aircraft Industry Company, Ltd.	1,000	10,740
Showa Corp.	14,600	163,905
Showa Sangyo Company, Ltd.	37,000	136,954
Siix Corp.	7,800	128,413
Sinanen Company, Ltd.	15,000	64,496
Sinfonia Technology Company, Ltd.	32,000	48,382
Sinko Industries Ltd. (L)	5,100	49,193
Sintokogio, Ltd.	16,000	107,137
SKY Perfect JSAT Holdings, Inc.	3,500	21,446
SMK Corp.	22,000	113,366
SMS Company, Ltd.	2,500	64,713
SNT Corp.	3,200	15,056
Sodick Company Ltd. (L)	15,300	250,326
Softbank Technology Corp.	800	11,275
Softbrain Company, Ltd. (I)	6,100	14,682
Software Service, Inc.	900	41,244
Sogo Medical Company, Ltd.	1,500	72,567
Space Company, Ltd.	2,700	28,986
Sparx Group Company, Ltd.	2,000	4,239
SPK Corp.	300	5,559
SRA Holdings, Inc.	3,400	55,568
Srg Takamiya Company, Ltd.	800	12,077
ST Corp.	3,700	35,641
St. Marc Holdings Company, Ltd.	2,800	158,302
Star Micronics Company, Ltd.	17,300	243,996
Starbucks Coffee Japan, Ltd.	11,100	135,288
Starts Corp., Inc.	8,000	131,204
Starzen Company, Ltd.	27,000	87,267
Stella Chemifa Corp.	3,800	57,737
Step Company, Ltd.	2,000	15,627
Studio Alice Company, Ltd.	2,700	36,033
Sugimoto & Company, Ltd.	300	2,956
Sumida Corp.	4,700	31,649
Suminoe Textile Company, Ltd.	12,000	40,178
Sumitomo Bakelite Company, Ltd.	61,000	248,331
Sumitomo Densetsu Company, Ltd.	5,900	82,321
Sumitomo Mitsui Company, Ltd. (I)	100,500	122,820
Sumitomo Osaka Cement Company, Ltd.	125,000	441,287
Sumitomo Precision Products Company, Ltd.	9,000	37,481
Sumitomo Real Estate Sales Company, Ltd.	3,500	90,865
Sumitomo Seika Chemicals Company, Ltd.	19,000	119,424
Sumitomo Warehouse Company, Ltd.	43,952	237,263
Sun Frontier Fudousan Company, Ltd.	500	5,749
Sun-Wa Technos Corp.	400	4,132
Suncall Corp.	5,000	29,528
SWCC Showa Holdings Company, Ltd. (I)	87,000	97,904
Systena Corp.	6,400	49,225
T Hasegawa Company, Ltd.	5,800	89,721
T RAD Company, Ltd.	27,000	72,349
T&K Toka Company, Ltd.	4,800	107,261
T-Gaia Corp.	1,100	9,755
Tabuchi Electric Company, Ltd.	7,200	118,216
Tachi-S Company, Ltd.	9,800	148,191
Tachibana Eletech Company, Ltd.	2,700	38,716
Taihei Dengyo Kaisha, Ltd.	7,000	53,117
Taiheiyo Kouhatsu, Inc.	8,000	7,612
Taiho Kogyo Company, Ltd.	6,200	69,012
Taikisha, Ltd.	8,700	206,523
Taiko Pharmaceutical Company, Ltd.	1,100	18,615

41

International Small Company Fund
Fund’s investments
As of 8-31-14

Taisei Lamick Company, Ltd.	1,100	28,571
Taiyo Holdings Company, Ltd.	2,800	94,432
Taiyo Yuden Company, Ltd.	31,200	315,189
Takagi Securities Company, Ltd. (L)	16,000	38,525
Takamatsu Construction Group Comapany, Ltd.	3,400	60,719
Takano Company, Ltd.	2,000	11,746
Takaoka Toko Company, Ltd.	1,970	28,962
Takara Holdings, Inc.	14,000	121,211
Takara Leben Company, Ltd.	8,200	27,842
Takara Standard Company, Ltd.	29,000	256,629
Takasago International Corp.	33,000	178,317
Takasago Thermal Engineering Company, Ltd.	20,600	259,989
Takashima & Company, Ltd.	16,000	36,806
Take and Give Needs Company, Ltd.	2,480	30,950
Takeei Corp. (L)	5,000	55,038
Takeuchi Manufacturing Company, Ltd.	5,200	238,330
Takihyo Company, Ltd.	4,000	16,035
Takiron Company, Ltd.	19,000	94,807
Takisawa Machine Tool Company, Ltd.	12,000	24,121
Takuma Company, Ltd.	21,000	134,185
Tama Home Company, Ltd.	700	4,556
Tamron Company, Ltd.	5,800	121,654
Tamura Corp.	24,000	102,537
Tanseisha Company, Ltd.	6,800	47,232
Tatsuta Electric Wire & Cable Company, Ltd.	12,300	64,463
Tayca Corp.	7,000	30,265
TBK Company, Ltd.	6,000	34,684
Techno Medica Company, Ltd.	1,500	30,517
Tecmo Koei Holdings Company, Ltd.	5,200	79,166
Teikoku Electric Manufacturing Company, Ltd.	3,100	81,367
Teikoku Sen-I Company, Ltd.	6,000	123,873
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,564
Tenma Corp.	2,100	32,829
The 77th Bank, Ltd.	6,000	32,375
The Aichi Bank, Ltd.	3,800	190,910
The Akita Bank, Ltd.	81,000	229,155
The Aomori Bank, Ltd.	85,000	255,942
The Awa Bank, Ltd.	71,000	414,483
The Bank of Iwate, Ltd.	6,400	299,204
The Bank of Kochi, Ltd.	37,000	50,517
The Bank of Nagoya, Ltd.	54,000	213,520
The Bank of Okinawa, Ltd.	6,188	261,646
The Bank of Saga, Ltd.	57,000	131,014
The Chiba Kogyo Bank, Ltd.	17,100	126,336
The Chukyo Bank, Ltd.	42,000	77,518
The Daiei, Inc. (I)	49,400	62,235
The Daisan Bank, Ltd.	64,000	110,760
The Daishi Bank, Ltd.	113,000	405,367
The Daito Bank, Ltd.	35,000	45,434
The Ehime Bank, Ltd.	71,253	168,500
The Eighteenth Bank, Ltd.	70,000	187,221
The Fukui Bank, Ltd.	96,188	227,674
The Fukushima Bank, Ltd.	88,000	71,862
The Higashi-Nippon Bank, Ltd.	41,000	109,237
The Hokkoku Bank, Ltd.	98,000	338,450
The Hokuetsu Bank, Ltd.	86,000	171,207
The Hyakugo Bank, Ltd.	82,000	328,208
The Japan Steel Works, Ltd.	5,000	21,609
The Japan Wool Textile Company, Ltd.	23,000	169,169

42

International Small Company Fund
Fund’s investments
As of 8-31-14

The Kagoshima Bank, Ltd.	53,000	341,372
The Keiyo Bank, Ltd.	84,000	431,611
The Kinki Sharyo Company, Ltd.	12,000	39,132
The Kita-Nippon Bank, Ltd.	2,100	52,605
The Kiyo Bank, Ltd.	10,139	146,172
The Maruetsu, Inc.	7,000	30,290
The Michinoku Bank, Ltd.	53,000	106,517
The Mie Bank, Ltd.	36,000	85,143
The Minato Bank, Ltd.	59,000	112,286
The Monogatari Corp.	1,100	37,587
The Nagano Bank, Ltd.	25,000	46,161
The Nanto Bank, Ltd.	67,000	283,561
The Nippon Road Company, Ltd.	21,000	118,159
The Nippon Signal Company, Ltd.	17,100	176,040
The Ogaki Kyoritsu Bank, Ltd.	109,000	301,785
The Oita Bank, Ltd.	59,000	221,946
The Okinawa Electric Power Company, Inc.	4,700	152,980
The Pack Corp.	5,700	110,097
The San-in Godo Bank, Ltd.	53,000	373,819
The Shiga Bank, Ltd.	49,000	283,708
The Shikoku Bank, Ltd.	75,000	166,641
The Shimane Bank, Ltd.	200	2,544
The Shimizu Bank, Ltd.	2,600	68,885
The Taiko Bank, Ltd.	28,000	59,505
The Tochigi Bank, Ltd.	44,000	180,814
The Toho Bank, Ltd.	77,000	273,959
The Tohoku Bank, Ltd.	34,000	49,692
The Tokyo Tomin Bank, Ltd. (L)	13,400	157,678
The Torigoe Company, Ltd.	2,300	15,481
The Tottori Bank, Ltd.	25,000	53,135
The Towa Bank, Ltd.	85,000	80,119
The Yachiyo Bank, Ltd.	5,600	177,519
The Yamagata Bank, Ltd. (L)	49,000	231,371
The Yamanashi Chuo Bank, Ltd.	54,255	242,164
The Yasuda Warehouse Company, Ltd.	6,200	59,728
Tigers Polymer Corp.	2,000	11,869
TKC Corp.	7,100	149,746
Toa Corp.	69,000	199,951
TOA Oil Company, Ltd.	14,000	23,161
TOA Road Corp.	15,000	60,776
Toabo Corp.	9,000	6,838
Toagosei Company, Ltd.	70,000	292,239
Tobishima Corp. (I)	40,900	71,625
Tobu Store Company, Ltd.	8,000	21,830
TOC Company, Ltd.	19,000	129,043
Tocalo Company, Ltd.	4,500	89,112
Toda Corp.	59,000	311,090
Toda Kogyo Corp.	19,000	70,393
Toei Animation Company, Ltd.	500	13,711
Toei Company, Ltd.	23,000	126,521
Toenec Corp.	13,000	73,777
Toho Company, Ltd. (L)	16,000	59,827
Toho Holdings Company, Ltd.	15,000	290,415
Toho Titanium Company, Ltd.	3,300	24,357
Toho Zinc Company, Ltd.	47,000	200,092
Tohokushinsha Film Corp.	3,700	30,498
Tohto Suisan Company, Ltd.	5,000	9,380
Tokai Carbon Company, Ltd.	68,000	191,611
Tokai Corp.	2,800	87,960

43

International Small Company Fund
Fund’s investments
As of 8-31-14

Tokai Holdings Corp.	22,900	113,821
Tokai Lease Company, Ltd.	3,000	5,885
Tokai Rika Company, Ltd.	8,700	172,969
Tokai Rubber Industries, Ltd.	12,000	114,096
Token Corp.	2,050	93,293
Tokushu Tokai Paper Company, Ltd.	36,000	93,181
Tokuyama Corp.	113,000	374,307
Tokyo Derica Company, Ltd.	1,800	42,609
Tokyo Dome Corp.	51,000	236,346
Tokyo Electron Device, Ltd.	800	11,549
Tokyo Energy & Systems, Inc.	4,000	27,196
Tokyo Keiki, Inc.	28,000	77,354
Tokyo Ohka Kogyo Company, Ltd.	7,200	194,745
Tokyo Rakutenchi Company, Ltd.	6,000	27,614
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	46,199
Tokyo Sangyo Company, Ltd.	3,500	13,788
Tokyo Seimitsu Company, Ltd.	11,500	193,170
Tokyo Steel Manufacturing Company, Ltd.	35,200	201,913
Tokyo Tekko Company, Ltd.	20,000	104,054
Tokyo Theatres Company, Inc.	31,000	45,602
Tokyu Construction Company, Ltd.	14,350	73,806
Tokyu Recreation Company, Ltd.	4,000	25,184
Toli Corp.	7,000	15,269
Tomato Bank, Ltd.	38,000	64,287
Tomen Electronics Corp.	3,200	50,776
Tomoe Corp.	4,400	19,459
Tomoe Engineering Company, Ltd.	1,500	24,833
Tomoku Company, Ltd.	15,000	41,701
TOMONY Holdings, Inc.	60,600	256,003
Tomy Company, Ltd.	21,500	116,974
Tonami Holdings Company, Ltd.	13,000	29,384
Topcon Corp.	1,300	30,397
Toppan Forms Company, Ltd.	17,500	176,846
Topre Corp.	13,500	206,432
Topy Industries, Ltd.	70,000	135,448
Toridoll Corp.	4,000	44,374
Torii Pharmaceutical Company, Ltd.	1,700	55,147
Torishima Pump Manufacturing Company, Ltd. (L)	8,100	70,590
Tosei Corp.	9,200	58,042
Toshiba Machine Company, Ltd.	32,000	141,715
Toshiba Plant Systems & Services Corp.	13,000	220,023
Toshiba TEC Corp.	7,000	44,332
Tosho Company, Ltd.	1,400	30,138
Tosho Printing Company, Ltd.	15,000	75,195
Totetsu Kogyo Company, Ltd.	6,800	168,679
Tow Company, Ltd.	500	3,442
Towa Corp.	4,400	27,136
Towa Pharmaceutical Company, Ltd.	3,500	142,677
Toyo Construction Company, Ltd.	23,300	115,203
Toyo Corp.	10,400	118,388
Toyo Electric Manufacturing Company, Ltd.	6,000	26,109
Toyo Engineering Corp.	34,000	164,504
Toyo Ink SC Holdings Company, Ltd.	61,000	285,849
Toyo Kanetsu KK	33,000	82,903
Toyo Kohan Company, Ltd.	16,000	88,785
Toyo Securities Company, Ltd.	22,000	62,923
Toyo Tanso Company, Ltd.	3,700	81,810
Toyo Tire & Rubber Company, Ltd.	27,000	441,733
Toyo Wharf & Warehouse Company, Ltd.	27,000	58,469

44

International Small Company Fund
Fund’s investments
As of 8-31-14

Toyobo Company, Ltd.	277,064	437,051
TPR Company, Ltd.	6,300	165,255
Trancom Company, Ltd.	2,100	88,105
Transcosmos, Inc.	6,900	140,197
Trusco Nakayama Corp.	5,900	151,743
Trust Tech, Inc.	400	7,362
TSI Holdings Company, Ltd.	30,505	210,181
Tsubakimoto Chain Company, Ltd.	44,000	375,163
Tsudakoma Corp. (I)	9,000	12,914
Tsugami Corp. (L)	21,000	111,413
Tsukishima Kikai Company, Ltd.	6,000	66,215
Tsukuba Bank, Ltd.	31,500	113,975
Tsukui Corp.	9,400	94,581
Tsurumi Manufacturing Company, Ltd.	5,000	82,238
Tsutsumi Jewelry Company, Ltd.	900	21,874
TV Tokyo Holdings Corp.	800	16,511
Tyo, Inc.	7,400	12,234
U-Shin, Ltd. (L)	6,300	36,749
UACJ Corp.	59,718	253,204
Ube Industries, Ltd.	7,000	11,852
Uchida Yoko Company, Ltd.	11,000	47,105
UKC Holdings Corp.	4,100	72,044
Ulvac, Inc. (I)	13,800	186,139
Uniden Corp.	14,000	33,447
Union Tool Company, Ltd.	3,700	95,972
Unipres Corp.	11,700	231,520
United Arrows, Ltd.	5,900	216,314
Unitika, Ltd. (I)	43,000	19,035
Universal Entertainment Corp.	8,000	142,410
UNY Group Holdings Company, Ltd. (L)	75,500	424,475
Usen Corp. (I)	39,190	142,934
Ushio, Inc.	13,700	153,506
UT Holdings Company, Ltd.	8,400	49,431
Utoc Corp.	4,300	19,711
Valor Company, Ltd.	11,100	178,030
Village Vanguard Company, Ltd.	500	6,776
Vital KSK Holdings, Inc.	10,900	96,159
Vitec Company, Ltd.	800	6,150
VT Holdings Company, Ltd.	20,400	85,560
Wacoal Holdings Corp.	34,000	337,742
Wacom Company, Ltd. (L)	39,300	176,768
Wakachiku Construction Company, Ltd.	23,000	39,828
Wakita & Company, Ltd.	12,000	139,413
Warabeya Nichiyo Company, Ltd.	4,200	80,264
Watabe Wedding Corp.	800	4,592
WATAMI Company, Ltd. (L)	5,800	73,616
Weathernews, Inc.	4,200	129,015
Welcia Holdings Company, Ltd.	5,000	146,930
Wellnet Corp.	100	1,668
West Holdings Corp.	6,400	88,573
Wood One Company, Ltd.	8,000	22,861
Wowow, Inc.	2,200	94,221
Xebio Company, Ltd.	6,700	109,782
Y A C Company, Ltd.	900	5,645
Yahagi Construction Company, Ltd.	4,700	35,419
Yaizu Suisankagaku Industry Company, Ltd.	1,700	16,079
YAMABIKO Corp.	2,100	68,970
Yamaichi Electronics Company, Ltd.	1,600	12,726
Yamatane Corp.	35,000	59,932

45

International Small Company Fund
Fund’s investments
As of 8-31-14

Yamaya Corp.	1,000	16,480
Yamazawa Company, Ltd.	100	1,569
Yamazen Corp.	18,000	137,138
Yaoko Company, Ltd.	2,700	162,219
Yellow Hat, Ltd.	4,400	95,728
Yodogawa Steel Works, Ltd.	34,825	150,201
Yokogawa Bridge Corp.	10,000	146,508
Yokohama Reito Company, Ltd.	13,400	106,414
Yokowo Company, Ltd.	2,800	14,459
Yomeishu Seizo Company, Ltd.	3,000	26,675
Yomiuri Land Company, Ltd.	4,000	19,475
Yondenko Corp.	1,000	3,972
Yondoshi Holdings, Inc.	7,200	145,481
Yorozu Corp.	4,900	79,629
Yuasa Funashoku Company, Ltd.	4,000	10,498
Yuasa Trading Company, Ltd.	52,000	109,088
Yuken Kogyo Company, Ltd.	20,000	47,570
Yumeshin Holdings Company, Ltd.	5,500	46,378
Yurtec Corp.	8,000	43,562
Yusen Logistics Company, Ltd.	5,900	65,796
Yushiro Chemical Industry Company, Ltd.	3,000	37,085
Yutaka Giken Company, Ltd.	1,000	23,157
Zappallas, Inc.	800	4,829
Zenrin Company, Ltd.	10,100	117,954
Zensho Holdings Company, Ltd. (L)	18,800	175,470
Zeria Pharmaceutical Company, Ltd.	4,400	107,728
Zojirushi Corp.	7,000	37,412
Zuken, Inc.	2,300	22,531

Jersey, Channel Islands 0.2%		1,269,736

Atrium European Real Estate, Ltd. (I)	30,289	165,655
Centamin PLC	160,427	170,560
Petra Diamonds, Ltd. (I)	119,446	354,064
Phoenix Group Holdings	47,031	579,457

Liechtenstein 0.1%		318,794

Liechtensteinische Landesbank AG	4,351	184,844
Verwaltungs & Privat Bank AG	1,639	133,950

Luxembourg 0.3%		1,888,107

APERAM (I)	16,385	528,986
d'Amico International Shipping SA	28,003	18,123
Elcoteq SE (I)	353	0
Eurofins Scientific	1,755	498,753
GAGFAH SA (I)	7,615	149,182
L'Occitane International SA	23,250	55,303
Orco Property Group SA (I)	3,084	1,868
Regus PLC	210,526	605,719
Sword Group	1,316	30,173

Malaysia 0.0%		141,049

Nam Cheong, Ltd.	379,000	141,049

Malta 0.1%		588,400

Kambi Group PLC (I)	8,179	65,764
Unibet Group PLC	10,144	522,636

Monaco 0.0%		53,726

Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	53,726

46

International Small Company Fund
Fund’s investments
As of 8-31-14

Mongolia 0.0%		40,583

Mongolian Mining Corp. (I)	515,500	40,583

Netherlands 2.1%		12,514,136

Aalberts Industries NV	34,977	970,721
Accell Group	7,041	126,843
AMG Advanced Metallurgical Group NV (I)	12,164	115,303
Amsterdam Commodities NV	5,873	137,751
Arcadis NV	22,632	748,217
ASM International NV	19,360	752,396
BE Semiconductor Industries NV	13,618	240,146
Beter Bed Holding NV	4,794	105,853
BinckBank NV	28,602	313,339
Brack Capital Properties NV (I)	166	10,609
Brunel International NV	8,264	204,020
Corbion NV	16,095	269,659
Delta Lloyd NV	68,633	1,653,769
DOCdata NV	350	8,637
Exact Holdings NV	5,098	191,044
Fugro NV	1,449	52,547
Grontmij (I)	25,109	124,669
Heijmans NV	7,985	110,659
Hunter Douglas NV	368	16,275
KAS Bank NV	3,650	46,960
Kendrion NV	3,674	110,727
Koninklijke BAM Groep NV (L)	120,060	284,460
Koninklijke Ten Cate NV (L)	9,925	245,481
Koninklijke Wessanen NV	32,316	179,837
Macintosh Retail Group NV	3,311	32,863
Nederlandsche Apparatenfabriek NV	765	29,446
Nutreco NV	25,711	989,270
Ordina NV (I)	29,382	71,112
PostNL NV (I)	171,562	860,341
Royal Imtech NV (I)(L)	86,424	43,712
SBM Offshore NV (I)	66,552	1,019,979
Sligro Food Group NV	7,215	285,139
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV	4,667	39,272
TKH Group NV	11,249	379,994
TNT Express NV	119,585	894,684
TomTom NV (I)	63,002	483,880
USG People NV	27,063	349,040
Van Lanschot NV	651	15,482

New Zealand 1.1%		6,569,525

a2 Company, Ltd. (I)(L)	105,902	56,750
Air New Zealand, Ltd.	151,805	278,852
Bathurst Resources, Ltd. (I)	44,863	2,089
Chorus, Ltd.	135,559	199,108
Ebos Group, Ltd.	26,644	213,118
Fisher & Paykel Healthcare Corp., Ltd.	184,359	789,756
Freightways, Ltd.	51,124	220,729
Hallenstein Glasson Holdings, Ltd.	19,805	46,381
Hellaby Holdings, Ltd.	15,508	38,531
Infratil, Ltd.	176,060	355,702
Kathmandu Holdings, Ltd.	64,785	178,247
Mainfreight, Ltd.	26,005	329,350
Metlifecare, Ltd.	31,770	123,626
Michael Hill International, Ltd.	43,259	44,883

47

International Small Company Fund
Fund’s investments
As of 8-31-14

New Zealand Oil & Gas, Ltd.	50,250	32,578
Nuplex Industries, Ltd.	75,775	193,461
NZX, Ltd.	80,835	83,864
Pacific Edge, Ltd. (I)(L)	105,378	72,394
PGG Wrightson, Ltd.	18,780	6,286
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	210,402
Pumpkin Patch, Ltd. (I)	30,500	10,711
Restaurant Brands New Zealand, Ltd.	35,586	100,675
Ryman Healthcare, Ltd.	118,002	795,815
Sanford, Ltd.	6,681	23,198
SKY Network Television, Ltd.	132,251	730,343
SKYCITY Entertainment Group, Ltd. (L)	180,660	571,334
Steel & Tube Holdings, Ltd.	23,995	60,183
Telecom Corp. of New Zealand, Ltd.	27,552	67,630
The New Zealand Refining Company, Ltd. (L)	20,150	27,811
The Warehouse Group, Ltd.	34,757	90,128
Tower, Ltd.	32,655	53,820
Trade Me Group, Ltd.	118,272	366,193
TrustPower, Ltd.	8,544	49,102
Vector, Ltd.	64,856	145,525
Xero, Ltd. (I)	45	950

Norway 1.0%		5,754,554

ABG Sundal Collier Holding ASA	82,654	71,775
AF Gruppen ASA	3,241	38,279
American Shipping ASA (L)	11,435	92,350
Atea ASA	20,585	250,787
Austevoll Seafood ASA	25,846	164,688
Bionor Pharma ASA (I)(L)	25,868	11,224
Biotec Pharmacon ASA (I)	11,916	35,462
Bonheur ASA	2,557	45,194
BW Offshore, Ltd.	121,482	168,166
Cermaq ASA	10,587	139,496
Det Norske Oljeselskap ASA (I)	19,905	205,592
DOF ASA (I)	10,345	44,883
Dolphin Group ASA (I)	50,001	34,007
Ekornes ASA	7,513	97,409
Electromagnetic GeoServices ASA (I)	45,328	32,446
Eltek ASA	32,294	44,340
Evry ASA	10,907	28,359
Farstad Shipping ASA	4,400	70,475
Ganger Rolf ASA	2,018	34,510
Grieg Seafood ASA (I)	14,124	58,635
Hexagon Composites ASA	19,708	103,137
Hurtigruten ASA (I)	81,734	53,260
Kongsberg Automotive Holding ASA (I)	151,819	182,939
Kvaerner ASA	44,554	76,730
Leroy Seafood Group ASA	6,448	237,982
Nordic Semiconductor ASA (I)(L)	34,594	209,950
Norske Skogindustrier ASA (I)	49,961	40,449
Norwegian Air Shuttle AS (I)(L)	7,291	241,787
Odfjell SE (I)	7,780	32,844
Olav Thon Eiendomsselskap ASA	3,830	70,278
Opera Software ASA	21,538	311,903
Panoro Energy ASA (I)	86,556	47,890
PhotoCure ASA (I)	1,408	4,930
Q-Free ASA (I)	7,500	15,405
REC Silicon ASA (I)	545,314	295,456

48

International Small Company Fund
Fund’s investments
As of 8-31-14

Salmar ASA	9,174	170,533
Sevan Drilling AS (I)	61,510	28,002
Sevan Marine ASA	7,650	28,534
Siem Offshore, Inc.	37,522	47,307
Solstad Offshore ASA	3,000	49,562
SpareBank 1 SR-Bank ASA	40,014	394,618
Sparebanken 1 SMN	16,711	156,966
Storebrand ASA (I)	46,807	260,853
Tomra Systems ASA	42,713	361,073
TTS Group ASA	6,770	5,983
Vard Holdings, Ltd. (I)	155,000	126,508
Veidekke ASA	23,829	253,885
Wilh Wilhelmsen Holding ASA	17,587	153,741
Wilh Wilhelmsen Holding ASA, Class A	4,200	123,972

Peru 0.0%		87,620

Hochschild Mining PLC	32,648	87,620

Portugal 0.7%		4,213,655

Altri SGPS SA	44,909	133,652
Banco BPI SA (I)(L)	131,340	253,065
Banco Comercial Portugues SA (I)	11,738,463	1,599,489
Mota-Engil SGPS SA	22,829	140,851
Novabase SGPS SA	2,054	8,185
Portucel - Empresa Produtora de Pasta e Papel SA (L)	66,599	287,391
Redes Energeticas Nacionais SA	97,339	347,416
Semapa-Sociedade de Investimento & Gestao	29,810	404,107
Sonae	371,043	565,324
Sonae Industria SGPS SA (I)	4,886	2,551
Teixeira Duarte SA	37,298	43,859
ZON OPTIMUS SGPS SA	73,271	427,765

Republic of Georgia 0.1%		530,684

Bank of Georgia Holdings PLC	12,888	530,684

Singapore 1.5%		8,555,162

Amara Holdings, Ltd.	80,000	36,520
Amtek Engineering, Ltd.	52,000	25,585
ASL Marine Holdings, Ltd.	3,000	1,465
AusGroup, Ltd. (I)(L)	176,000	58,401
Baker Technology, Ltd.	101,000	21,828
Banyan Tree Holdings, Ltd.	78,000	40,582
Biosensors International Group, Ltd.	291,000	171,056
Bonvests Holdings, Ltd.	36,400	41,101
Boustead Singapore, Ltd.	94,000	135,803
Breadtalk Group, Ltd.	38,000	40,490
Broadway Industrial Group, Ltd. (I)	18,000	2,889
Bukit Sembawang Estates, Ltd.	51,000	241,168
Cape PLC	38,567	199,018
CH Offshore, Ltd.	50,000	19,202
China Aviation Oil Singapore Corp., Ltd.	72,000	46,940
China Merchants Holdings Pacific, Ltd.	41,000	30,834
Chip Eng Seng Corp., Ltd.	216,000	153,821
Chuan Hup Holdings, Ltd.	78,000	18,399
CitySpring Infrastructure Trust	277,000	110,886
Cosco Corp. Singapore, Ltd. (L)	337,000	195,595
Creative Technology, Ltd.	7,050	12,487
CSE Global, Ltd.	168,000	92,036
Cw Group Holdings, Ltd.	92,000	29,065
CWT, Ltd.	93,000	133,245

49

International Small Company Fund
Fund’s investments
As of 8-31-14

Elec & Eltek International Company, Ltd.	5,000	7,448
Eu Yan Sang International, Ltd.	93,000	62,576
Ezra Holdings, Ltd.	284,800	255,260
Falcon Energy Group, Ltd.	32,000	9,996
Far East Orchard, Ltd.	64,594	96,794
FJ Benjamin Holdings, Ltd.	5,000	728
Food Empire Holdings, Ltd.	43,800	13,674
Fragrance Group, Ltd.	200,000	36,820
Gallant Venture, Ltd. (I)	264,000	61,251
Global Premium Hotels, Ltd.	16,000	4,544
GMG Global, Ltd.	1,234,000	79,038
Goodpack, Ltd.	148,000	295,131
Guocoland, Ltd.	30,000	50,699
GuocoLeisure, Ltd.	197,000	162,460
Healthway Medical Corp, Ltd. (I)	336,375	14,545
Hi-P International, Ltd.	51,000	29,618
Hiap Hoe, Ltd.	38,000	26,292
Ho Bee Investment, Ltd.	88,000	154,341
Hong Fok Corp., Ltd.	137,760	109,696
Hong Leong Asia, Ltd.	46,000	56,306
Hotel Grand Central, Ltd.	11,521	12,396
HTL International Holdings, Ltd.	24,000	5,573
Hwa Hong Corp., Ltd.	55,000	13,873
Hyflux, Ltd.	187,000	171,485
Indofood Agri Resources, Ltd.	207,000	143,248
Innotek, Ltd.	16,000	4,616
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	24,515
K1 Ventures, Ltd.	273,000	42,808
Keppel Infrastructure Trust	123,000	103,365
Keppel Telecommunications & Transportation, Ltd.	30,000	40,351
LCD Global Investments, Ltd.	68,000	16,338
Lian Beng Group, Ltd.	132,000	76,620
Low Keng Huat Singapore, Ltd.	64,000	33,830
Mercator Lines Singapore, Ltd. (I)	70,000	4,654
Metro Holdings, Ltd.	53,600	39,914
Mewah International, Inc.	57,000	17,094
Midas Holdings, Ltd.	382,000	119,302
NSL, Ltd.	29,000	38,997
Oceanus Group, Ltd. (I)	142,000	2,045
OM Holdings, Ltd. (I)	23,407	8,853
OSIM International, Ltd. (L)	68,000	146,469
Otto Marine, Ltd.	223,500	13,237
OUE, Ltd.	121,000	222,732
Pan-United Corp., Ltd.	78,000	63,078
Petra Foods, Ltd.	46,000	147,601
Popular Holdings, Ltd.	41,000	8,209
QAF, Ltd.	68,681	49,245
Raffles Education Corp., Ltd. (I)	295,233	83,854
Raffles Medical Group, Ltd.	13,489	42,980
REC Solar ASA (I)	9,401	138,914
Rickmers Maritime	215,000	49,886
Rotary Engineering, Ltd.	100,000	55,238
SBS Transit, Ltd.	20,500	27,726
See Hup Seng, Ltd.	84,000	19,492
Sheng Siong Group, Ltd.	103,000	57,684
Sim Lian Group, Ltd.	69,447	49,770
Sinarmas Land, Ltd.	417,000	216,949
Sing Holdings, Ltd.	79,000	22,753
Singapore Post, Ltd.	62,784	86,728

50

International Small Company Fund
Fund’s investments
As of 8-31-14

Singapore Reinsurance Corp., Ltd.	47,000	11,118
SMRT Corp., Ltd.	270,000	338,332
Stamford Land Corp., Ltd.	196,000	93,337
SunVic Chemical Holdings, Ltd. (I)	41,000	17,715
Super Group, Ltd.	76,000	81,845
Swiber Holdings, Ltd.	171,000	67,114
Tat Hong Holdings, Ltd.	139,000	92,921
Technovator International, Ltd. (I)	78,000	40,289
The Hour Glass, Ltd.	5,000	7,306
Tiong Woon Corp. Holding, Ltd.	51,000	13,476
Triyards Holdings, Ltd.	14,680	9,106
Tuan Sing Holdings, Ltd.	312,549	100,125
UMS Holdings, Ltd.	32,500	14,959
United Engineers, Ltd.	178,000	406,066
United Envirotech, Ltd.	126,000	140,243
UOB-Kay Hian Holdings, Ltd.	133,554	173,833
UPP Holdings, Ltd.	136,000	32,155
Venture Corp., Ltd.	93,000	597,749
Vibrant Group, Ltd.	359,012	33,349
Vicom, Ltd.	4,000	20,401
Wee Hur Holdings, Ltd.	102,000	31,430
Wing Tai Holdings, Ltd.	176,817	264,573
XP Power, Ltd.	3,050	77,790
Yeo Hiap Seng, Ltd.	8,834	14,356
Yongnam Holdings, Ltd.	393,000	67,519

South Africa 0.1%		709,368

Lonmin PLC (I)	134,717	514,581
Mondi PLC	11,338	194,787

Spain 1.8%		10,876,137

Abengoa SA	8,274	49,867
Abengoa SA, B Shares (L)	114,497	657,827
Acciona SA	7,277	582,461
Acerinox SA	28,118	430,902
Adveo Group International SA	3,643	76,459
Afirma Grupo Inmobiliario SA (I)	113,311	12,665
Almirall SA (I)	12,869	201,562
Atresmedia Corp de Medios de Comunicaion SA	15,346	224,028
Azkoyen SA (I)	2,428	7,203
Baron de Ley SA (I)	717	70,643
Bolsas y Mercados Espanoles SA	24,154	1,000,714
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	1,810	12,125
Cie Automotive SA	8,443	118,366
Construcciones & Auxiliar de Ferrocarriles SA	346	136,751
Deoleo SA (I)	129,706	67,273
Duro Felguera SA	15,638	87,375
Ebro Foods SA	16,205	327,893
EDP Renovaveis SA	18,157	131,429
Elecnor SA	5,499	76,332
Ence Energia y Celulosa SA	36,627	83,053
Ercros SA (I)	14,570	9,608
Faes Farma SA	74,954	200,014
Fluidra SA	7,614	29,514
Fomento de Construcciones y Contratas SA (I)	13,986	261,596
Gamesa Corporacion Tecnologica SA (I)	61,524	774,095
Grupo Catalana Occidente SA	10,088	341,782
Grupo Ezentis SA (I)	45,066	44,185

51

International Small Company Fund
Fund’s investments
As of 8-31-14

Iberpapel Gestion SA	1,271	21,013
Indra Sistemas SA	29,559	444,530
Laboratorios Farmaceuticos Rovi SA	1,848	22,561
Mediaset Espana Comunicacion SA (I)	46,539	533,211
Melia Hotels International SA	11,376	126,469
Miquel y Costas SA	1,538	56,376
Natra SA (I)	5,612	12,536
NH Hoteles SA (I)	47,720	256,071
Obrascon Huarte Lain SA	9,655	353,565
Papeles y Cartones de Europa SA	11,407	73,108
Pescanova SA (I)	2,188	0
Prim SA	1,511	12,282
Promotora de Informaciones SA (I)	143,222	57,408
Prosegur Cia de Seguridad SA	36,773	249,431
Realia Business SA (I)	26,450	43,793
Sacyr SA (I)	102,068	572,151
Solaria Energia y Medio Ambiente SA (I)	10,301	11,503
Tecnicas Reunidas SA	9,803	536,514
Telecomunicaciones y Energia (I)	4,417	8,420
Tubacex SA	31,268	159,486
Tubos Reunidos SA	31,261	104,997
Vidrala SA	3,819	175,306
Viscofan SA	14,051	783,703
Vocento SA (I)	6,333	15,309
Zeltia SA (I)	62,828	230,672

Sweden 3.4%		20,054,399

AarhusKarlshamn AB	7,379	432,680
Acando AB	18,435	30,760
Addtech AB	15,309	229,061
AF AB, B Shares (L)	26,838	439,858
Atrium Ljungberg AB, B Shares	8,549	128,896
Avanza Bank Holding AB	3,081	114,271
Axfood AB	6,562	326,318
Axis Communications AB (L)	11,764	348,476
B&B Tools AB	7,855	164,655
BE Group AB (I)	8,608	12,021
Beijer Alma AB	5,177	136,609
Beijer Electronics AB	1,967	16,346
Beijer Ref AB	4,345	85,811
Betsson AB (I)	9,301	321,124
Bilia AB	7,550	201,953
BillerudKorsnas AB	53,475	773,779
BioGaia AB	2,610	65,422
Bjoern Borg AB (I)	3,904	14,182
Bure Equity AB	24,662	107,130
Byggmax Group AB	13,266	102,548
Castellum AB	46,931	765,669
Clas Ohlson AB, Series B	14,703	281,272
Cloetta AB, B Shares (I)	61,978	204,136
Concordia Maritime AB	748	1,441
Dios Fastigheter AB	20,611	165,403
Doro AB	8,530	37,646
Duni AB (I)	11,291	150,424
East Capital Explorer AB (I)	1,176	8,946
Enea AB (I)	2,038	17,358
Eniro AB (I)(L)	37,097	103,606
Fabege AB	44,517	585,685
Fagerhult AB (I)	1,800	38,018

52

International Small Company Fund
Fund’s investments
As of 8-31-14

Fastighets AB Balder - B Shares (I)	14,300	198,177
Gunnebo AB	14,001	83,393
Haldex AB	14,193	182,877
Hexpol AB	7,107	600,543
HIQ International AB (I)	11,691	61,174
Holmen AB, B Shares	18,699	597,022
Hufvudstaden AB, A Shares	3,446	45,813
Husqvarna AB, B Shares	8,333	63,167
Industrial & Financial Systems AB	6,980	221,683
Indutrade AB	6,487	279,483
Intrum Justitia AB	23,419	727,391
JM AB	21,352	696,063
KappAhl Holding AB (I)	22,127	121,346
Karolinska Development AB (I)	11,601	27,946
Klovern AB	7,293	37,783
KNOW IT AB	3,226	27,025
Kungsleden AB	48,476	329,215
Lagercrantz AB	4,000	81,717
Lindab International AB (I)	23,667	228,109
Loomis AB	18,745	556,295
Meda AB, Series A	13,740	184,804
Medivir AB (I)(L)	11,625	210,020
Mekonomen AB	5,842	135,505
Micronic Laser Systems AB	30,882	73,797
Modern Times Group AB, B Shares	15,580	588,094
Munksjo OYJ (I)	1,315	13,633
NCC AB, B Shares	10,970	349,972
Net Entertainment NE AB, B Shares (I)	6,893	184,643
Net Insight AB (I)	50,000	15,743
New Wave Group AB	16,778	84,875
Nibe Industrier AB	27,668	765,399
Nobia AB	39,901	299,400
Nolato AB	8,544	209,171
Nordnet AB	29,572	124,062
OEM International AB, B Shares	8,427	109,093
PA Resources AB (I)	1,101	1,031
Peab AB	63,290	453,038
Pricer AB	42,894	29,658
Proact IT Group AB	930	12,436
Proffice AB	22,512	80,789
Ratos AB	37,753	306,172
Readsoft AB	578	4,716
Saab AB	22,782	615,152
SAS AB (I)(L)	58,109	93,977
Sectra AB, B Shares	421	5,389
Securitas AB, Series B	74,803	818,449
Semcon AB	4,321	32,586
SkiStar AB, Series B	4,288	51,746
SSAB AB, A Shares (I)	9,753	89,064
SSAB AB, B Shares (I)	24,900	203,829
SSAB AB, Series A (I)	49,522	458,198
SSAB AB, Series B (I)	22,810	189,713
Sweco AB	6,993	104,942
Swedish Orphan Biovitrum AB (I)	42,739	534,935
Swedol AB	662	2,017
Systemair AB	2,065	31,158
TradeDoubler AB	9,405	11,962
Transmode Holding AB	2,020	19,424
Vitrolife AB	3,570	61,823

53

International Small Company Fund
Fund’s investments
As of 8-31-14

Wallenstam AB	26,871	441,945
Wihlborgs Fastigheter AB	25,678	474,313

Switzerland 4.3%		25,532,556

Advanced Digital Broadcast Holdings SA (I)	310	4,387
AFG Arbonia-Forster Holding AG (I)	7,238	188,534
Allreal Holding AG (I)	5,054	693,630
Alpiq Holding AG	165	17,950
ALSO Holding AG	779	46,253
APG SGA SA	695	219,645
Ascom Holding AG	11,296	160,821
Autoneum Holding AG (I)	1,210	208,719
Bachem Holding AG (I)	525	28,435
Bank Coop AG	2,190	100,002
Banque Cantonale de Geneve	333	77,562
Banque Privee Edmond de Rothschild SA	1	15,790
Belimo Holding AG	173	452,867
Bell AG	43	111,278
Bellevue Group AG	887	11,581
Berner Kantonalbank AG	992	194,598
BKW AG	3,293	119,188
Bobst Group AG	3,755	179,206
Bossard Holding AG	2,214	271,844
Bucher Industries AG	1,985	590,866
Burckhardt Compression Holding AG	794	415,237
Burkhalter Holding AG	1,239	113,704
Calida Holding AG (I)	917	34,512
Carlo Gavazzi Holding AG	76	19,212
Charles Voegele Holding AG (I)	2,355	37,727
Cie Financiere Tradition SA	106	4,918
Coltene Holding AG	992	60,317
Conzzeta AG (I)	69	282,581
Daetwyler Holding AG	1,752	231,667
Dufry AG (I)	8,056	1,374,526
EFG International AG (I)	18,524	207,042
Emmi AG (I)	687	248,890
Energiedienst Holding AG	1,013	33,979
Feintool International Holding AG	206	20,466
Ferrexpo PLC	47,434	104,149
Flughafen Zuerich AG	1,382	903,467
Forbo Holding AG (I)	456	470,236
GAM Holding AG (I)	62,411	1,215,080
Gategroup Holding AG (I)	7,893	198,412
Georg Fischer AG (I)	1,373	910,090
Gurit Holding AG (I)	165	78,480
Helvetia Patria Holding AG	2,098	1,044,496
Highlight Communications AG (I)	4,309	19,554
HOCHDORF Holding AG (I)	43	5,950
Huber & Suhner AG	2,155	116,308
Implenia AG (I)	4,985	314,721
Inficon Holding AG (I)	702	229,777
Interroll Holding AG (I)	110	65,496
Intershop Holdings	427	166,121
Jungfraubahn Holding AG	635	50,826
Kaba Holding AG (I)	890	437,766
Kardex AG (I)	2,606	128,491
Komax Holding AG (I)	1,491	227,932
Kudelski SA	16,563	247,161
Kuoni Reisen Holding AG (I)	1,281	377,677

54

International Small Company Fund
Fund’s investments
As of 8-31-14

LEM Holding SA	295	235,047
LifeWatch AG (I)	3,031	30,381
Logitech International SA	44,448	612,309
Lonza Group AG (I)	12,538	1,437,801
Luzerner Kantonalbank AG	1,099	429,084
MCH Group AG	307	21,488
Metall Zug AG	70	195,454
Meyer Burger Technology AG (I)(L)	28,251	307,923
Micronas Semiconductor Holding AG (I)	9,646	74,807
Mobilezone Holding AG	8,979	100,171
Mobimo Holding AG (I)	1,479	305,249
Nobel Biocare Holding AG (I)	38,784	707,746
OC Oerlikon Corp. AG (I)	21,272	301,784
Orascom Development Holding AG (I)	3,860	83,607
Orell Fuessli Holding AG (I)	223	24,046
Orior AG (I)	1,924	114,263
Panalpina Welttransport Holding AG	1,996	283,693
Phoenix Mecano AG	246	128,321
PSP Swiss Property AG (I)	67	6,059
Rieter Holding AG (I)	1,028	230,542
Romande Energie Holding SA	82	96,674
Schaffner Holding AG (I)	151	49,785
Schmolz & Bickenbach AG (I)	220,328	317,000
Schweiter Technologies AG	355	260,378
Schweizerische National-Versicherungs-Gesellschaft AG	5,763	515,157
Siegfried Holding AG (I)	1,050	182,461
St. Galler Kantonalbank AG	426	164,323
Straumann Holding AG	1,539	377,692
Swiss Life Holding AG (I)	68	17,155
Swisslog Holding AG	60,097	72,832
Swissquote Group Holding SA	3,162	107,384
Tamedia AG	641	88,133
Tecan Group AG	3,718	417,481
Temenos Group AG (I)	21,579	834,936
Tornos SA (I)	2,185	14,322
U-Blox AG (I)	1,966	261,680
Valiant Holding AG	5,125	478,787
Valora Holding AG (I)	1,349	311,685
Vaudoise Assurances Holding SA	338	151,113
Vetropack Holding AG	96	162,156
Von Roll Holding AG (I)	2,046	3,720
Vontobel Holding AG	8,772	324,840
Walliser Kantonalbank	31	23,997
Walter Meier AG	600	27,853
Ypsomed Holding AG (I)	776	71,854
Zehnder Group AG	3,259	133,602
Zueblin Immobilien Holding AG (I)	7,460	16,211
Zug Estates Holding AG (I)	69	90,232
Zuger Kantonalbank AG	48	239,214

Thailand 0.0%		19,362

Mermaid Maritime PCL	62,000	19,362

United Arab Emirates 0.0%		223,856

Lamprell PLC (I)	84,633	223,856

United Kingdom 19.2%		113,859,784

4imprint Group PLC	3,295	41,017
A.G.BARR PLC	19,220	204,786
Acal PLC	1,923	7,447

55

International Small Company Fund
Fund’s investments
As of 8-31-14

Afren PLC (I)	310,484	501,981
African Barrick Gold, Ltd.	7,613	29,565
Aga Rangemaster Group PLC (I)	16,809	41,808
Alent PLC	99,919	580,886
AMEC PLC	91,864	1,716,532
Amlin PLC	165,498	1,237,154
Anglo Pacific Group PLC	25,402	68,506
Anglo-Eastern Plantations PLC	3,323	35,878
Anite PLC	61,332	95,030
Ashmore Group PLC (L)	93,395	546,822
Ashtead Group PLC	85,952	1,399,928
Avon Rubber PLC	2,655	27,651
Balfour Beatty PLC	177,098	713,027
Barratt Developments PLC	196,742	1,209,803
BBA Aviation PLC	142,938	767,106
Bellway PLC (I)	42,123	1,117,472
Berendsen PLC	52,428	929,793
Berkeley Group Holdings PLC	36,334	1,448,978
Betfair Group PLC	11,942	216,592
Bloomsbury Publishing PLC	18,160	53,260
Bodycote PLC	66,699	770,530
Booker Group PLC	487,010	1,083,746
Boot Henry PLC	17,069	56,926
Bovis Homes Group PLC	52,349	734,079
Braemar Seascope Group PLC	1,929	15,871
Brammer PLC	22,960	164,094
Brewin Dolphin Holdings PLC	85,114	416,786
British Polythene Industries PLC	8,247	83,853
Britvic PLC	82,440	939,831
BTG PLC (I)	111,260	1,183,460
Cable & Wireless Communications PLC	597,780	491,985
Cairn Energy PLC (I)	47,153	140,688
Capital & Counties Properties PLC	5,753	31,980
Capital & Regional PLC	10,673	8,511
Carclo PLC	7,141	16,244
Carillion PLC	113,187	632,988
Carphone Warehouse Group PLC	170,477	977,441
Carr's Milling Industries PLC	520	15,040
Castings PLC	6,764	53,685
Centaur Media PLC	19,732	19,386
Charles Stanley Group PLC	5,789	33,153
Charles Taylor Consulting PLC	5,241	19,157
Chemring Group PLC	74,431	283,494
Chesnara PLC	36,756	202,693
Chime Communications PLC	19,625	105,008
Cineworld Group PLC	62,600	336,470
Clarkson PLC	2,633	102,722
Close Brothers Group PLC	49,398	1,112,995
Cobham PLC	339,361	1,674,911
Colt Group SA (I)	103,634	252,375
Communisis PLC	62,510	70,502
Computacenter PLC	24,362	252,281
Concentric AB	14,549	187,036
Consort Medical PLC	8,715	130,264
Costain Group PLC	17,941	85,461
Cranswick PLC	14,704	324,858
Creston PLC	10,587	19,508
Croda International PLC	38,831	1,406,851
CSR PLC	61,169	798,783

56

International Small Company Fund
Fund’s investments
As of 8-31-14

Daily Mail & General Trust PLC	83,972	1,210,203
Dairy Crest Group PLC	48,688	334,270
Darty PLC	89,867	124,016
De La Rue PLC	16,318	192,738
Debenhams PLC	348,350	384,322
Dechra Pharmaceuticals PLC	24,655	297,353
Development Securities PLC	39,022	132,715
Devro PLC	43,875	177,813
Dialight PLC	4,944	75,081
Dignity PLC	17,265	410,670
Diploma PLC	35,157	401,629
Domino Printing Sciences PLC	35,721	343,610
Domino's Pizza UK & IRL PLC	21,403	210,528
Drax Group PLC	129,743	1,351,761
DS Smith PLC	307,884	1,454,717
Dunelm Group PLC	15,329	224,248
E2V Technologies PLC	13,271	33,632
Electrocomponents PLC	158,734	644,820
Elementis PLC	163,797	764,026
EnQuest PLC (I)	245,145	490,601
Enterprise Inns PLC (I)	170,881	354,901
Essentra PLC	62,101	884,843
Euromoney Institutional Investor PLC	13,047	234,890
Fenner PLC	51,955	314,811
Fidessa Group PLC	12,505	474,789
Findel PLC (I)	18,987	76,302
FirstGroup PLC (I)	267,982	566,359
Fuller Smith & Turner PLC	9,805	156,035
Future PLC (I)	44,714	6,214
Galliford Try PLC	28,088	605,340
Gem Diamonds, Ltd. (I)	25,896	92,175
Genus PLC	10,500	196,139
Go-Ahead Group PLC	13,166	481,635
Greene King PLC	69,987	959,144
Greggs PLC	34,699	315,349
Halfords Group PLC	73,406	581,505
Halma PLC	122,902	1,262,120
Hardy Oil & Gas PLC (I)	7,986	13,681
Hays PLC	467,834	1,038,414
Headlam Group PLC	20,970	143,402
Helical Bar PLC	37,218	207,968
Hikma Pharmaceuticals PLC	46,394	1,331,341
Hill & Smith Holdings PLC	23,758	216,724
Hilton Food Group, Ltd.	1,897	14,481
Hogg Robinson Group PLC	48,756	46,570
Home Retail Group PLC	311,743	949,037
HomeServe PLC	97,976	525,542
Howden Joinery Group PLC	197,239	1,158,951
Hunting PLC	41,962	620,283
Huntsworth PLC	40,056	33,607
Hyder Consulting PLC	1,362	16,640
ICAP PLC	181,432	1,143,342
IG Group Holdings PLC	111,076	1,121,016
Imagination Technologies Group PLC (I)	12,900	47,025
Inchcape PLC	146,217	1,640,478
Informa PLC	188,246	1,614,360
Inmarsat PLC	143,288	1,669,293
Innovation Group PLC	355,175	179,981
Intermediate Capital Group PLC	51,098	346,548

57

International Small Company Fund
Fund’s investments
As of 8-31-14

International Personal Finance PLC	25,827	221,980
Interserve PLC	51,750	568,993
IP Group PLC (I)	75,566	268,734
ITE Group PLC	73,751	248,286
Ithaca Energy, Inc. (I)	140,966	320,230
J.D. Wetherspoon PLC	33,036	408,612
James Fisher & Sons PLC	11,945	265,434
Jardine Lloyd Thompson Group PLC	40,678	701,099
Jazztel PLC (I)	68,343	890,504
JD Sports Fashion PLC	15,920	105,828
JKX Oil & Gas PLC (I)	17,585	13,173
John Menzies PLC	17,248	177,653
John Wood Group PLC	105,549	1,376,857
Johnston Press PLC (I)	131,792	8,871
Jupiter Fund Management PLC	93,351	581,696
Kcom Group PLC	207,253	342,445
Keller Group PLC	24,567	375,123
Kier Group PLC	16,356	463,636
Ladbrokes PLC	271,129	600,298
Laird PLC	75,797	367,024
Lancashire Holdings, Ltd.	55,390	576,103
Laura Ashley Holdings PLC	68,094	28,722
Lavendon Group PLC	30,529	100,547
Lookers PLC	94,039	220,509
Low & Bonar PLC	29,009	38,543
LSL Property Services PLC	10,635	63,711
Man Group PLC	602,130	1,184,567
Management Consulting Group PLC	85,894	37,487
Marshalls PLC	51,019	159,875
Marston's PLC	223,058	549,238
McBride PLC (I)	32,860	50,188
Mears Group PLC	39,299	307,293
Mecom Group PLC (I)	25,854	61,966
Melrose Industries PLC	337,557	1,529,673
Michael Page International PLC	89,474	677,216
Micro Focus International PLC	45,685	661,526
Millennium & Copthorne Hotels PLC	53,995	530,815
Mitchells & Butlers PLC (I)	67,354	458,832
Mitie Group PLC	118,454	621,862
Moneysupermarket.com Group PLC	91,593	297,897
Morgan Crucible Company PLC	98,684	521,421
Morgan Sindall PLC	11,781	164,584
Mothercare PLC (I)	18,944	78,939
MWB Group Holdings PLC (I)	15,166	1,227
N. Brown Group PLC	48,689	358,250
National Express Group PLC	166,223	708,497
NCC Group, Ltd.	21,866	76,954
Norcros PLC	93,556	27,569
Northgate PLC	47,234	399,851
Novae Group PLC	17,166	153,778
Optos PLC (I)	8,945	29,198
Oxford Biomedica PLC (I)	110,000	6,439
Oxford Instruments PLC	8,480	166,393
Pace PLC	97,208	534,876
PayPoint PLC	14,204	253,064
Pendragon PLC	269,797	142,594
Pennon Group PLC	120,792	1,633,524
Persimmon PLC (I)	54,780	1,205,991
Petropavlovsk PLC (I)(L)	33,706	22,679

58

International Small Company Fund
Fund’s investments
As of 8-31-14

Phoenix IT Group, Ltd.	10,564	16,352
Photo-Me International PLC	41,479	93,583
Premier Farnell PLC	127,373	412,876
Premier Foods PLC (I)	172,601	123,109
Premier Oil PLC	175,219	1,012,517
Punch Taverns PLC (I)	147,074	22,416
PZ Cussons PLC	84,138	515,904
QinetiQ Group PLC	167,498	602,985
Quintain Estates & Development PLC (I)	181,720	267,580
R.E.A. Holdings PLC	2,867	20,082
Rank Group PLC	7,361	19,595
Rathbone Brothers PLC	4,711	158,791
Redrow PLC	102,557	467,159
Renishaw PLC	8,134	224,253
Renold PLC (I)	36,501	36,676
Rentokil Initial PLC	518,728	1,092,613
Ricardo PLC	13,492	143,395
Rightmove PLC	29,446	1,232,364
RM PLC	12,019	30,751
Robert Walters PLC	8,872	46,252
Rotork PLC	26,720	1,223,380
RPC Group PLC	54,776	516,323
RPS Group PLC	61,847	285,695
Salamander Energy PLC (I)	49,302	86,525
Savills PLC	43,906	469,298
SDL PLC (I)	15,813	86,792
Senior PLC	148,012	703,918
Sepura PLC	12,332	29,425
Serco Group PLC	157,045	811,336
Severfield Rowen PLC (I)	65,454	65,312
Shanks Group PLC	165,728	291,418
SIG PLC	214,506	665,371
Skyepharma PLC (I)	3,323	16,929
Smiths News PLC	61,486	155,988
Soco International PLC (I)	68,528	481,551
Spectris PLC	36,384	1,177,477
Speedy Hire PLC	226,833	240,650
Spirax-Sarco Engineering PLC	25,266	1,244,060
Spirent Communications PLC	110,810	189,760
Spirit Pub Company PLC	203,571	254,198
Sportech PLC (I)	2,345	3,002
St James's Place PLC	20,137	240,116
St. Ives PLC	37,604	135,909
St. Modwen Properties PLC	67,348	415,436
Stagecoach Group PLC	141,960	863,655
SThree PLC	31,058	179,989
Stobart Group, Ltd.	9,904	20,644
Stolt-Nielsen, Ltd.	8,163	177,731
SuperGroup PLC (I)	11,805	214,381
Synergy Health PLC	17,792	443,495
Synthomer PLC	91,958	359,922
TalkTalk Telecom Group PLC	162,113	814,417
Taylor Wimpey PLC	837,733	1,596,362
Ted Baker PLC	6,428	206,333
Telecity Group PLC	35,206	433,550
Telecom Plus PLC	12,675	306,963
The Restaurant Group PLC	68,155	729,038
The Unite Group PLC	74,757	544,255
The Vitec Group PLC	3,750	37,715

59

International Small Company Fund
Fund’s investments
As of 8-31-14

Thomas Cook Group PLC (I)	512,467	1,063,165
Thorntons PLC (I)(L)	23,273	41,374
Tipp24 SE	2,167	99,108
Topps Tiles PLC	44,766	84,725
Torotrak PLC (I)	880	250
Travis Perkins PLC	17,373	503,331
Tribal Group PLC	3,692	10,965
Trifast PLC	22,400	42,029
Trinity Mirror PLC (I)	103,423	353,998
TT electronics PLC	55,567	156,964
Tullett Prebon PLC	72,881	327,672
UBM PLC	30,450	320,232
UK Mail Group PLC	6,109	60,763
Ultra Electronics Holdings PLC	23,325	692,375
UTV Media PLC	24,720	85,630
Vectura Group PLC (I)	77,999	172,189
Vesuvius PLC	105,601	815,481
Victrex PLC	24,286	702,115
Volex Group PLC (L)	8,308	11,449
Vp PLC	664	7,123
W.S. Atkins PLC	32,320	747,797
WH Smith PLC	44,033	844,563
William Hill PLC	155,848	906,322
Wilmington Group PLC	8,311	27,265
Wincanton PLC (I)	26,476	61,994
Xaar PLC	18,927	132,083
Xchanging PLC	83,684	255,720

United States 0.2%		1,385,758

AgJunction, Inc. (I)	10,400	7,365
Alacer Gold Corp.	74,271	168,720
Argonaut Gold, Inc. (I)	33,554	137,327
BNK Petroleum, Inc. (I)	21,400	23,421
Boart Longyear, Ltd.	78,496	11,733
Chaparral Gold Corp. (I)	3,700	1,872
Diligent Board Member Services, Inc. (I)	7,635	29,050
Kofax, Ltd. (I)	7,710	60,352
Performance Sports Group, Ltd. (I)	7,233	124,397
Sims Metal Management, Ltd. (I)	54,015	608,976
Thompson Creek Metals Company, Inc. (I)	73,872	212,545

Warrants 0.0%		$5,455

(Cost $4,091)

Bigben Interactive (Expiration Date: 1-31-16; Strike Price: EUR 7.70) (I)	107	12
HudBay Minerals, Inc. (Expiration Date: 7-20-18; Strike Price: CAD 15.00) (I)	2,278	3,268
Leucrotta Exploration, Inc. (Expiration Date: 9-5-14; Strike Price: CAD 1.70) (I)	4,800	2,097
Seat Pagine Gialle SpA (Expiration Date: 8-31-14) (I)(N)	130,315	74
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: ILS 7.33) (I)	1	4

Rights 0.0%		$18,002

(Cost $0)

Borussia Dortmund GmbH & Company KGaA (Expiration Date: 9-8-14; Strike Price:
EUR 4.66) (I)	27,856	1,464
Guotai Junan International Holdings, Ltd. (Expiration Date: 9-22-14; Strike Price: HKD
5.30) (I)	30,200	1,013
Intercell AG (I)(N)	8,699	0
Lemminkainen OYJ (Expiration Date: 9-17-14; Strike Price: EUR 8.20) (I)	993	975
Mota-Engil Africa (I)(N)	22,829	14,550

60

International Small Company Fund
Fund’s investments
As of 8-31-14

	Yield (%)	Shares	Value
Securities Lending Collateral 5.0%			$29,701,878

(Cost $29,700,877)

John Hancock Collateral Investment Trust, 0.1088% (W)(Y)(W)	0.1088	2,968,080	29,701,878

Short-Term Investments 0.6%			$3,559,469

(Cost $3,559,469)

Money Market Funds 0.6%			3,559,469

State Street Institutional Liquid Reserves Fund, 0.0747% (Y)	0.0747	3,559,469	3,559,469

Total investments (Cost $526,631,000) 105.1%			$622,771,143

Other assets and liabilities, net (5.1%)			($30,345,136)

Total net assets 100.0%			$592,426,007

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

CAD Canadian Dollar

EUR Euro

HKD Hong Kong Dollars

ILS Israeli New Shekels

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

61

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive Officer and Principal Financial Officer.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Nominating and Governance Committee Charter"

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 10, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: October 10, 2014